DFA INVESTMENT DIMENSIONS GROUP INC.
FORM N-Q REPORT
January 31, 2020
(UNAUDITED)

Definitions of Abbreviations and Footnotes
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio
VA U.S. Targeted Value Portfolio
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
DFA VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
CPI	Consumer Price Index
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
ST	Special Tax
CP	Certificate Participation
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
USTMMR	U.S. Treasury Money Market Rate
AGM	Assured Guaranty Municipal Corporation
ETM	Escrowed to Maturity
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST GTD	State Guaranteed
AMBAC	American Municipal Bond Assurance Corporation
SCH BD RES FD	School Board Resolution Fund
FGIC	Federal Guaranty Insurance Corporation
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
AUD	Australian Dollars
CHF	Swiss Franc
ILS	Israeli New Shekel
JPY	Japanese Yen
NZD	New Zealand Dollars
SGD	Singapore Dollars

CONTINUED
Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of January 31, 2020
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
†	See Note B to Financial Statements.

T.A. U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.2%)
COMMUNICATION SERVICES — (7.1%)
	A.H. Belo Corp., Class A	17,110	$49,961
	Activision Blizzard, Inc.	161,228	9,428,613
*	Alaska Communications Systems Group, Inc.	33,007	67,334
*	Alphabet, Inc., Class A	34,928	50,044,140
*	Alphabet, Inc., Class C	36,723	52,669,228
*	Altice USA, Inc., Class A	213,172	5,832,386
#	AMC Entertainment Holdings, Inc., Class A	57,090	372,227
#*	AMC Networks, Inc., Class A	49,426	1,808,497
#*	ANGI Homeservices, Inc., Class A	24,480	196,574
#	Anterix, Inc.	14,918	693,090
	AT&T, Inc.	2,668,735	100,397,811
	ATN International, Inc.	22,359	1,293,915
#*	AutoWeb, Inc.	3,801	8,248
*	Ballantyne Strong, Inc.	7,721	26,676
#*	Bandwidth, Inc., Class A	1,738	123,328
	Beasley Broadcast Group, Inc., Class A	4,143	15,640
#*	Boingo Wireless, Inc.	43,754	491,795
#*	Boston Omaha Corp., Class A	673	13,581
	Cable One, Inc.	4,983	8,491,181
#*	Care.com, Inc.	16,095	240,942
#*	Cargurus, Inc.	6,382	227,518
#*	Cars.com, Inc.	72,364	844,488
	CenturyLink, Inc.	618,844	8,453,409
*	Charter Communications, Inc., Class A	59,771	30,929,102
#*	Cincinnati Bell, Inc.	36,332	498,112
	Cinemark Holdings, Inc.	147,265	4,640,320
*	Clear Channel Outdoor Holdings, Inc.	27,964	76,342
	Cogent Communications Holdings, Inc.	34,353	2,436,658
	Comcast Corp., Class A	1,682,811	72,680,607
#*	comScore, Inc.	62,078	245,208
#	Consolidated Communications Holdings, Inc.	59,053	285,226
*	Cumulus Media, Inc., Class A	11,924	166,936
#*	Daily Journal Corp.	200	55,000
*	DHI Group, Inc.	38,113	106,716
#*	Discovery, Inc., Class A	93,472	2,734,991
*	Discovery, Inc., Class B	1,077	38,783
*	Discovery, Inc., Class C	137,260	3,811,710
*	DISH Network Corp., Class A	118,079	4,340,584
*	Electronic Arts, Inc.	53,397	5,762,604
	Emerald Expositions Events, Inc.	39,411	411,057
*	Emmis Communications Corp., Class A	2,473	9,348
#	Entercom Communications Corp., Class A	144,936	575,396
	Entravision Communications Corp., Class A	70,462	156,426
	EW Scripps Co. (The), Class A	78,370	951,412
*	Facebook, Inc., Class A	392,789	79,308,027
#*	Fluent, Inc.	18,382	49,815
	Fox Corp., Class A	139,909	5,187,826
*	Fox Corp., Class B	81,963	2,977,716
#*	Gaia, Inc.	6,465	54,694
#	Gannett Co., Inc.	148,771	908,991
*	GCI Liberty, Inc., Class A	84,919	6,214,372
*	Glu Mobile, Inc.	89,155	526,015
*	Gray Television, Inc.	108,987	2,210,256
*	Gray Television, Inc., Class A	2,300	44,275

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Hemisphere Media Group, Inc.	17,209	$231,289
*	IAC/InterActiveCorp	23,360	5,690,262
*	IDT Corp., Class B	32,465	245,435
*	IMAX Corp.	63,916	1,057,171
#*	Intelsat SA	88,813	302,852
	Interpublic Group of Cos., Inc. (The)	284,993	6,469,341
#*	Iridium Communications, Inc.	61,985	1,583,717
	John Wiley & Sons, Inc., Class A	54,959	2,397,312
	John Wiley & Sons, Inc., Class B	2,517	109,162
*	Liberty Broadband Corp.	145	19,271
*	Liberty Broadband Corp., Class A	12,570	1,654,086
*	Liberty Broadband Corp., Class C	54,499	7,244,552
#*	Liberty Latin America, Ltd., Class C	91,088	1,534,833
#*	Liberty Media Corp.-Liberty Braves, Class A	6,772	198,081
*	Liberty Media Corp.-Liberty Braves, Class B	58	2,001
*	Liberty Media Corp.-Liberty Braves, Class C	35,280	1,028,412
#*	Liberty Media Corp.-Liberty Formula One, Class A	15,171	675,868
#*	Liberty Media Corp.-Liberty Formula One, Class B	145	6,565
*	Liberty Media Corp.-Liberty Formula One, Class C	102,223	4,783,014
*	Liberty Media Corp.-Liberty SiriusXM, Class A	47,725	2,318,003
*	Liberty Media Corp.-Liberty SiriusXM, Class B	581	28,635
*	Liberty Media Corp.-Liberty SiriusXM, Class C	96,612	4,735,920
*	Liberty TripAdvisor Holdings, Inc., Class A	84,078	495,219
*	Liberty TripAdvisor Holdings, Inc., Class B	110	807
#*	Lions Gate Entertainment Corp., Class A	72,225	717,194
#*	Lions Gate Entertainment Corp., Class B	85,834	800,831
#*	Live Nation Entertainment, Inc.	109,141	7,439,051
*	Loral Space & Communications, Inc.	13,810	444,268
*	Madison Square Garden Co. (The), Class A	15,108	4,474,839
*	Marchex, Inc., Class B	23,549	80,302
	Marcus Corp. (The)	25,536	744,374
#*	Match Group, Inc.	27,045	2,115,460
#*	Meet Group, Inc. (The)	111,428	593,911
#	Meredith Corp.	56,690	1,703,535
#*	MSG Networks, Inc., Class A	60,925	926,669
	National CineMedia, Inc.	49,003	361,642
*	Netflix, Inc.	22,400	7,730,016
#	New York Times Co. (The), Class A	130,603	4,180,602
	News Corp., Class A	245,024	3,337,227
	News Corp., Class B	113,933	1,591,644
#	Nexstar Media Group, Inc., Class A	66,043	8,001,109
#	Omnicom Group, Inc.	98,476	7,416,228
*	ORBCOMM, Inc.	74,773	268,435
#*	QuinStreet, Inc.	42,903	555,808
*	Reading International, Inc., Class A	17,935	182,937
#*	Roku, Inc.	682	82,488
	Saga Communications, Inc., Class A	1,505	45,632
	Salem Media Group, Inc.	10,305	14,221
	Scholastic Corp.	40,592	1,337,506
#	Shenandoah Telecommunications Co.	81,706	3,296,837
	Sinclair Broadcast Group, Inc., Class A	90,463	2,706,653
#	Sirius XM Holdings, Inc.	413,994	2,926,938
#*	Snap, Inc., Class A	80,581	1,481,079
	Spok Holdings, Inc.	19,425	206,294
#*	Sprint Corp.	290,563	1,269,760
*	Take-Two Interactive Software, Inc.	42,835	5,338,954
*	TechTarget, Inc.	23,010	584,224
	TEGNA, Inc.	271,455	4,587,590
	Telephone & Data Systems, Inc.	134,058	3,040,435

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	T-Mobile US, Inc.	115,500	$9,146,445
	Townsquare Media, Inc., Class A	6,660	64,269
*	Travelzoo	9,333	94,730
	Tribune Publishing Co.	38,843	487,868
	TripAdvisor, Inc.	61,043	1,667,695
#*	TrueCar Inc.	107,778	398,779
*	Twitter, Inc.	162,638	5,282,482
*	United States Cellular Corp.	22,805	730,216
#*	Urban One, Inc.	8,201	15,418
	Verizon Communications, Inc.	1,350,787	80,290,779
#	ViacomCBS, Inc., Class A	9,032	343,035
	ViacomCBS, Inc., Class B	286,397	9,774,730
*	Vonage Holdings Corp.	229,915	2,039,346
	Walt Disney Co. (The)	279,758	38,693,329
#	World Wrestling Entertainment, Inc., Class A	32,279	1,577,798
#*	Yelp, Inc.	31,816	1,037,202
*	Zayo Group Holdings, Inc.	219,477	7,626,826
*	Zedge, Inc., Class B	8,851	15,047
#*	Zillow Group, Inc., Class A	33,294	1,538,183
#*	Zillow Group, Inc., Class C	67,984	3,141,541
*	Zynga, Inc., Class A	715,494	4,307,274
TOTAL COMMUNICATION SERVICES			761,854,600
CONSUMER DISCRETIONARY — (11.9%)
*	1-800-Flowers.com, Inc., Class A	39,679	602,724
	Aaron's, Inc.	99,577	5,910,891
	Abercrombie & Fitch Co., Class A	107,676	1,761,579
	Acushnet Holdings Corp.	70,854	2,194,348
#*	Adient P.L.C.	106,818	2,746,291
*	Adtalem Global Education, Inc.	70,876	2,445,931
	Advance Auto Parts, Inc.	37,218	4,903,472
*	Amazon.com, Inc.	114,632	230,263,591
	AMCON Distributing Co.	116	9,024
#*	American Axle & Manufacturing Holdings, Inc.	142,750	1,319,010
	American Eagle Outfitters, Inc.	267,779	3,856,018
*	American Outdoor Brands Corp.	61,801	582,165
*	American Public Education, Inc.	17,720	422,268
*	America's Car-Mart, Inc.	9,076	996,363
	Aptiv P.L.C.	109,091	9,249,826
	Aramark	172,862	7,630,129
	Ark Restaurants Corp.	2,015	43,947
#*	Asbury Automotive Group, Inc.	30,929	2,983,102
#*	Ascena Retail Group, Inc.	9,515	41,866
#*	At Home Group, Inc.	66,932	378,835
	Autoliv, Inc.	74,686	5,723,188
*	AutoNation, Inc.	112,042	4,755,062
*	AutoZone, Inc.	5,222	5,524,667
*	Barnes & Noble Education, Inc.	47,536	163,524
	Bassett Furniture Industries, Inc.	6,115	74,786
*	BBQ Holdings, Inc.	5,581	22,994
	BBX Capital Corp.	34,809	135,059
*	Beazer Homes USA, Inc.	39,267	539,921
#	Bed Bath & Beyond, Inc.	142,052	2,024,241
	Best Buy Co., Inc.	256,123	21,691,057
#	Big 5 Sporting Goods Corp.	20,304	75,734
	Big Lots, Inc.	44,501	1,204,197
*	Biglari Holdings, Inc., Class A	117	73,652
*	Biglari Holdings, Inc., Class B	1,670	181,162
	BJ's Restaurants, Inc.	29,898	1,189,342

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bloomin' Brands, Inc.	114,813	$2,384,666
*	Booking Holdings, Inc.	11,405	20,877,423
*	Boot Barn Holdings, Inc.	35,287	1,480,995
	BorgWarner, Inc.	143,683	4,926,890
	Bowl America, Inc., Class A	1,280	19,341
	Boyd Gaming Corp.	22,632	675,565
*	Bright Horizons Family Solutions, Inc.	33,989	5,565,019
#	Brinker International, Inc.	30,830	1,316,133
	Brunswick Corp.	94,399	5,932,977
#	Buckle, Inc. (The)	54,098	1,320,532
#*	Build-A-Bear Workshop, Inc.	11,684	48,839
*	Burlington Stores, Inc.	29,056	6,318,808
#*	Caesars Entertainment Corp.	333,447	4,558,220
	Caleres, Inc.	52,931	928,939
	Callaway Golf Co.	111,594	2,390,343
	Canterbury Park Holding Corp.	200	2,508
*	Capri Holdings, Ltd.	131,641	3,943,964
#*	CarMax, Inc.	121,212	11,762,412
	Carnival Corp.	147,794	6,433,473
	Carriage Services, Inc.	20,519	485,685
#*	Carrols Restaurant Group, Inc.	55,542	252,161
	Carter's, Inc.	37,541	3,981,974
#*	Carvana Co.	3,633	287,915
	Cato Corp. (The), Class A	21,972	352,431
*	Cavco Industries, Inc.	8,667	1,941,581
*	Century Casinos, Inc.	3,288	27,389
*	Century Communities, Inc.	35,383	1,049,814
#	Cheesecake Factory, Inc. (The)	67,561	2,594,342
#*	Chegg, Inc.	16,629	685,614
#	Chico's FAS, Inc.	137,538	535,023
	Children's Place, Inc. (The)	25,462	1,519,318
*	Chipotle Mexican Grill, Inc.	7,581	6,570,908
#	Choice Hotels International, Inc.	27,973	2,802,895
	Churchill Downs, Inc.	11,091	1,601,319
#*	Chuy's Holdings, Inc.	19,205	471,483
	Citi Trends, Inc.	15,913	370,614
	Clarus Corp.	29,499	389,829
	Collectors Universe, Inc.	5,144	126,337
#	Columbia Sportswear Co.	53,468	5,021,715
#*	Conn's, Inc.	36,326	318,216
#*	Container Store Group, Inc. (The)	47,455	191,718
	Cooper Tire & Rubber Co.	72,254	1,914,008
*	Cooper-Standard Holdings, Inc.	24,910	660,613
	Core-Mark Holding Co., Inc.	44,534	1,043,877
	Cracker Barrel Old Country Store, Inc.	28,919	4,422,583
*	Crocs, Inc.	61,394	2,327,447
	Culp, Inc.	16,556	209,102
	Dana, Inc.	225,562	3,475,910
	Darden Restaurants, Inc.	70,951	8,260,825
	Dave & Buster's Entertainment, Inc.	48,932	2,160,837
*	DavidsTea, Inc.	1,300	1,872
*	Deckers Outdoor Corp.	32,868	6,274,830
#*	Del Taco Restaurants, Inc.	42,325	319,131
*	Delphi Technologies P.L.C.	83,266	1,277,300
*	Delta Apparel, Inc.	6,871	172,325
*	Denny's Corp.	65,165	1,333,928
	Designer Brands, Inc., Class A	93,531	1,331,881
*	Destination XL Group, Inc.	51,876	57,582
	Dick's Sporting Goods, Inc.	93,701	4,144,395

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Dillard's, Inc., Class A	39,857	$2,420,117
#	Dine Brands Global, Inc.	18,278	1,558,200
*	Dixie Group, Inc. (The)	7,544	10,562
	Dollar General Corp.	94,826	14,547,257
*	Dollar Tree, Inc.	130,642	11,374,999
	Domino's Pizza, Inc.	19,800	5,578,650
#*	Dorman Products, Inc.	41,064	2,866,267
	DR Horton, Inc.	193,224	11,438,861
#*	Drive Shack, Inc.	36,313	137,263
#*	Duluth Holdings, Inc., Class B	5,670	47,912
	Dunkin' Brands Group, Inc.	49,286	3,848,744
	eBay, Inc.	318,582	10,691,612
	Educational Development Corp.	2,000	11,400
#*	El Pollo Loco Holdings, Inc.	41,379	570,203
#*	Eldorado Resorts, Inc.	24,198	1,446,556
*	Emerson Radio Corp.	11,467	9,747
	Escalade, Inc.	11,525	101,420
	Ethan Allen Interiors, Inc.	35,248	569,255
#*	Etsy, Inc.	26,908	1,313,379
*	Everi Holdings, Inc.	19,215	240,188
	Expedia Group, Inc.	57,129	6,195,640
#*	Express, Inc.	75,415	302,414
	Extended Stay America, Inc.	239,986	3,100,619
#*	Fiesta Restaurant Group, Inc.	25,982	258,001
*	Five Below, Inc.	37,623	4,259,676
	Flexsteel Industries, Inc.	6,129	100,516
#*	Floor & Decor Holdings, Inc., Class A	60,171	2,967,032
	Foot Locker, Inc.	98,355	3,734,539
	Ford Motor Co.	1,341,744	11,834,182
#*	Fossil Group, Inc.	57,487	386,888
*	Fox Factory Holding Corp.	47,662	3,137,113
*	frontdoor, Inc.	50,212	2,138,027
*	Full House Resorts, Inc.	6,121	19,832
#*	Funko, Inc., Class A	26,688	401,121
	Gap, Inc. (The)	254,525	4,431,280
	Garmin, Ltd.	60,621	5,877,206
*	Garrett Motion, Inc.	13,399	112,820
	General Motors Co.	614,834	20,529,307
*	Genesco, Inc.	23,930	940,928
	Gentex Corp.	313,552	9,334,443
*	Gentherm, Inc.	46,558	2,146,789
	Genuine Parts Co.	83,779	7,839,201
*	G-III Apparel Group, Ltd.	62,427	1,698,639
	Goodyear Tire & Rubber Co. (The)	221,456	2,907,717
#*	GoPro, Inc., Class A	15,672	61,748
	Graham Holdings Co., Class B	4,575	2,512,682
#*	Grand Canyon Education, Inc.	43,026	3,368,075
*	Green Brick Partners, Inc.	5,961	69,088
	Group 1 Automotive, Inc.	26,764	2,697,008
#*	Groupon, Inc.	467,721	1,347,036
#*	GrubHub, Inc.	46,987	2,544,346
	Guess?, Inc.	93,107	1,982,248
	H&R Block, Inc.	109,155	2,532,396
*	Habit Restaurants, Inc. (The), Class A	14,676	204,143
	Hamilton Beach Brands Holding Co., Class A	14,688	232,070
#	Hanesbrands, Inc.	278,947	3,838,311
#	Harley-Davidson, Inc.	160,063	5,346,104
	Hasbro, Inc.	27,573	2,808,862
#	Haverty Furniture Cos., Inc.	21,314	429,051

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Haverty Furniture Cos., Inc., Class A	717	$14,437
*	Helen of Troy, Ltd.	27,618	5,221,183
#*	Hibbett Sports, Inc.	21,288	527,517
*	Hilton Grand Vacations, Inc.	77,254	2,465,175
	Hilton Worldwide Holdings, Inc.	85,985	9,269,183
	Home Depot, Inc. (The)	134,690	30,722,789
	Hooker Furniture Corp.	13,297	327,638
*	Horizon Global Corp.	26,445	89,120
*	Houghton Mifflin Harcourt Co.	128,809	711,026
*	Hudson, Ltd., Class A	40,042	439,261
	Hyatt Hotels Corp., Class A	27,250	2,303,715
*	Installed Building Products, Inc.	27,223	2,018,041
#	International Game Technology P.L.C.	48,760	657,772
#*	iRobot Corp.	26,784	1,260,187
*	J Alexander's Holdings, Inc.	10,076	96,528
#	J. Jill, Inc.	24,060	28,631
	Jack in the Box, Inc.	24,776	2,025,438
	Johnson Outdoors, Inc., Class A	11,117	873,796
*	K12, Inc.	47,453	765,891
	KB Home	49,212	1,847,911
	Kohl's Corp.	153,238	6,550,925
*	Kontoor Brands, Inc.	7,637	291,275
#	L Brands, Inc.	83,624	1,936,732
*	Lakeland Industries, Inc.	3,363	46,880
#*	Lands' End, Inc.	35,605	414,798
	Las Vegas Sands Corp.	97,153	6,345,062
*	Laureate Education, Inc., Class A	6,180	128,791
	La-Z-Boy, Inc.	62,286	1,908,443
	LCI Industries	41,088	4,436,271
*	Leaf Group, Ltd.	27,296	95,263
	Lear Corp.	56,080	6,907,934
	Leggett & Platt, Inc.	96,376	4,586,534
	Lennar Corp., Class A	155,534	10,321,236
	Lennar Corp., Class B	15,889	834,331
#*	LGI Homes, Inc.	26,671	2,126,746
	Lifetime Brands, Inc.	16,644	112,680
*	Lindblad Expeditions Holdings, Inc.	4,692	77,371
*	Liquidity Services, Inc.	28,323	150,678
	Lithia Motors, Inc., Class A	33,589	4,556,012
*	LKQ Corp.	162,940	5,325,694
	Lowe's Cos., Inc.	216,161	25,126,555
*	Luby's, Inc.	17,827	43,141
*	Lululemon Athletica, Inc.	35,661	8,536,887
#*	Lumber Liquidators Holdings, Inc.	26,295	200,105
*	M/I Homes, Inc.	25,779	1,144,330
#	Macy's, Inc.	263,458	4,202,155
*	Malibu Boats, Inc., Class A	29,863	1,307,701
#	Marine Products Corp.	10,739	150,346
*	MarineMax, Inc.	32,733	652,369
	Marriott International, Inc., Class A	67,902	9,510,354
	Marriott Vacations Worldwide Corp.	47,606	5,724,145
*	MasterCraft Boat Holdings, Inc.	25,660	450,846
#*	Mattel, Inc.	60,232	881,194
	McDonald's Corp.	102,238	21,875,865
	MDC Holdings, Inc.	75,526	3,182,666
»	Media General, Inc.	38,671	3,654
*	Meritage Homes Corp.	41,802	2,966,270
	MGM Resorts International	191,385	5,944,418
#*	Michaels Cos., Inc. (The)	89,672	442,083

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Modine Manufacturing Co.	61,497	$432,324
*	Mohawk Industries, Inc.	38,456	5,063,886
*	Monarch Casino & Resort, Inc.	1,439	77,246
#	Monro, Inc.	42,036	2,635,657
#*	Motorcar Parts of America, Inc.	21,461	426,215
	Movado Group, Inc.	19,419	334,395
*	Murphy USA, Inc.	51,055	5,216,289
	Nathan's Famous, Inc.	4,377	288,882
#*	National Vision Holdings, Inc.	75,570	2,578,448
*	Nautilus, Inc.	30,375	96,593
*	New Home Co., Inc. (The)	11,494	59,999
	Newell Brands, Inc.	224,518	4,384,837
	NIKE, Inc., Class B	250,218	24,095,993
	Nobility Homes, Inc.	1,152	27,418
#	Nordstrom, Inc.	107,537	3,963,814
*	Norwegian Cruise Line Holdings, Ltd.	88,068	4,742,462
*	NVR, Inc.	2,379	9,080,572
	Office Depot, Inc.	607,424	1,348,481
#*	Ollie's Bargain Outlet Holdings, Inc.	34,873	1,849,664
*	O'Reilly Automotive, Inc.	32,384	13,151,142
	Oxford Industries, Inc.	20,786	1,442,548
#	Papa John's International, Inc.	28,426	1,841,436
#*	Party City Holdco, Inc.	49,432	142,364
*	Penn National Gaming, Inc.	54,592	1,628,479
#	Penske Automotive Group, Inc.	100,789	4,734,059
*	Perdoceo Education Corp.	95,931	1,705,653
	PetMed Express, Inc.	22,786	574,435
*	Planet Fitness, Inc., Class A	61,837	4,995,811
*	Playa Hotels & Resorts NV	34,338	241,053
*	PlayAGS, Inc.	9,406	96,694
	Polaris, Inc.	48,416	4,446,525
	Pool Corp.	26,696	5,854,433
*	Potbelly Corp.	22,742	98,018
	PulteGroup, Inc.	250,711	11,194,246
	PVH Corp.	51,995	4,532,404
#*	Quotient Technology Inc.	79,568	801,250
*	Qurate Retail Group, Inc., Class B	600	5,130
*	Qurate Retail, Inc.	297,097	2,534,237
	Ralph Lauren Corp.	20,878	2,369,653
	RCI Hospitality Holdings, Inc.	12,873	228,238
#*	Red Lion Hotels Corp.	20,113	55,512
#*	Red Robin Gourmet Burgers, Inc.	16,572	544,722
	Red Rock Resorts, Inc., Class A	57,785	1,416,310
#*	Regis Corp.	62,126	964,196
	Rent-A-Center, Inc.	62,073	1,808,186
#*	RH	17,231	3,596,971
	Rocky Brands, Inc.	6,987	189,627
	Ross Stores, Inc.	102,929	11,547,605
	Royal Caribbean Cruises, Ltd.	94,154	11,023,550
*	RTW RetailWinds, Inc.	82,882	32,697
*	Rubicon Project, Inc. (The)	54,426	509,427
	Ruth's Hospitality Group, Inc.	71,392	1,463,536
#*	Sally Beauty Holdings, Inc.	79,829	1,225,375
*	Scientific Games Corp., Class A	41,282	1,025,445
#*	SeaWorld Entertainment, Inc.	109,610	3,777,161
*	Select Interior Concepts, Inc., Class A	19,070	157,518
	Service Corp. International	149,993	7,192,164
*	ServiceMaster Global Holdings, Inc.	100,425	3,620,321
#*	Shake Shack, Inc., Class A	17,980	1,212,751

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Shiloh Industries, Inc.	21,461	$72,753
	Shoe Carnival, Inc.	17,356	622,386
#*	Shutterstock, Inc.	32,533	1,409,655
#	Signet Jewelers, Ltd.	59,343	1,442,628
	Six Flags Entertainment Corp.	42,394	1,616,483
*	Skechers U.S.A., Inc., Class A	140,565	5,255,725
*	Skyline Champion Corp.	58,701	1,687,654
*	Sleep Number Corp.	43,651	2,251,955
	Sonic Automotive, Inc., Class A	38,777	1,226,517
#*	Sonos, Inc.	20,756	284,772
#*	Sportsman's Warehouse Holdings, Inc.	70,016	453,704
#*	Stamps.com, Inc.	20,280	1,510,657
	Standard Motor Products, Inc.	28,748	1,396,578
	Starbucks Corp.	177,185	15,030,604
	Steven Madden, Ltd.	113,386	4,372,164
*	Stoneridge, Inc.	49,402	1,376,340
	Strategic Education, Inc.	24,613	3,994,444
	Strattec Security Corp.	3,827	84,175
	Superior Group of Cos, Inc.	13,632	157,177
	Superior Industries International, Inc.	26,113	83,562
#	Tailored Brands, Inc.	35,252	140,303
*	Tandy Leather Factory, Inc.	9,590	53,512
	Tapestry, Inc.	136,431	3,515,827
	Target Corp.	210,806	23,344,656
*	Taylor Morrison Home Corp.	115,839	2,997,913
*	Tempur Sealy International, Inc.	48,541	4,447,326
#	Tenneco, Inc., Class A	64,491	610,730
*	Tesla, Inc.	7,091	4,613,192
	Texas Roadhouse, Inc.	63,815	3,988,438
	Thor Industries, Inc.	58,613	4,719,519
	Tiffany & Co.	61,664	8,264,209
	Tilly's, Inc., Class A	20,768	176,528
	TJX Cos., Inc. (The)	306,364	18,087,731
	Toll Brothers, Inc.	117,304	5,203,605
*	TopBuild Corp.	42,567	4,874,347
#*	Town Sports International Holdings, Inc.	14,917	31,326
	Tractor Supply Co.	66,001	6,134,793
*	TravelCenters of America, Inc.	5,314	89,488
*	TRI Pointe Group, Inc.	148,256	2,410,643
#*	Tuesday Morning Corp.	29,673	37,981
#	Tupperware Brands Corp.	6,452	40,390
*	Ulta Salon Cosmetics & Fragrance, Inc.	25,508	6,833,848
#*	Under Armour, Inc., Class A	61,354	1,238,124
*	Under Armour, Inc., Class C	104,748	1,881,274
*	Unifi, Inc.	19,408	417,660
	Unique Fabricating, Inc.	1,260	5,104
*	Universal Electronics, Inc.	15,759	780,543
*	Universal Technical Institute, Inc.	18,857	145,010
#*	Urban Outfitters, Inc.	152,293	3,898,701
	Vail Resorts, Inc.	24,695	5,791,224
#*	Veoneer, Inc.	32,952	429,365
*	Vera Bradley, Inc.	41,097	393,709
	VF Corp.	75,950	6,301,572
#*	Vince Holding Corp.	1,616	23,868
*	Vista Outdoor, Inc.	58,666	435,888
#*	Visteon Corp.	43,035	3,434,623
*	VOXX International Corp.	14,866	63,924
#*	Wayfair, Inc., Class A	15,225	1,426,583
	Wendy's Co. (The)	279,792	6,063,093

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Weyco Group, Inc.	8,909	$201,789
#	Whirlpool Corp.	45,565	6,660,236
#*	William Lyon Homes, Class A	36,943	856,708
	Williams-Sonoma, Inc.	108,125	7,577,400
#	Wingstop, Inc.	20,623	1,913,196
	Winmark Corp.	2,732	543,586
	Winnebago Industries, Inc.	37,749	2,067,135
	Wolverine World Wide, Inc.	91,834	2,899,199
#*	WW International, Inc	28,271	932,378
	Wyndham Destinations, Inc.	48,100	2,334,293
	Wyndham Hotels & Resorts, Inc.	74,421	4,254,649
	Wynn Resorts, Ltd.	47,850	6,036,756
	Yum! Brands, Inc.	58,714	6,210,180
#*	ZAGG, Inc.	31,708	239,712
*	Zovio, Inc.	37,561	59,722
*	Zumiez, Inc.	30,352	946,072
TOTAL CONSUMER DISCRETIONARY			1,280,240,980
CONSUMER STAPLES — (5.6%)
	Alico, Inc.	7,482	269,277
	Altria Group, Inc.	523,929	24,902,345
	Andersons, Inc. (The)	36,535	826,422
	Archer-Daniels-Midland Co.	214,400	9,596,544
#	B&G Foods, Inc.	90,474	1,453,012
#*	BJ's Wholesale Club Holdings, Inc.	70,960	1,456,099
#*	Boston Beer Co., Inc. (The), Class A	8,799	3,135,788
*	Bridgford Foods Corp.	2,509	47,822
	Brown-Forman Corp., Class A	13,986	898,880
	Brown-Forman Corp., Class B	108,606	7,346,110
	Bunge, Ltd.	99,617	5,222,919
#	Calavo Growers, Inc.	17,713	1,356,993
#	Cal-Maine Foods, Inc.	49,074	1,751,451
	Campbell Soup Co.	124,514	6,025,232
	Casey's General Stores, Inc.	46,673	7,507,819
#*	Central Garden & Pet Co.	15,617	503,024
*	Central Garden & Pet Co., Class A	49,824	1,492,727
#*	Chefs' Warehouse, Inc. (The)	28,528	1,038,419
	Church & Dwight Co., Inc.	73,376	5,445,967
	Clorox Co. (The)	47,674	7,499,597
	Coca-Cola Co. (The)	896,772	52,371,485
	Coca-Cola Consolidated, Inc.	9,711	2,629,836
	Colgate-Palmolive Co.	76,902	5,673,830
	Conagra Brands, Inc.	149,557	4,923,416
	Constellation Brands, Inc., Class A	54,607	10,282,498
	Constellation Brands, Inc., Class B	1,902	360,467
	Costco Wholesale Corp.	100,457	30,691,623
	Coty, Inc., Class A	374,233	3,839,631
#*	Craft Brew Alliance, Inc.	20,621	338,184
#*	Darling Ingredients, Inc.	160,581	4,356,562
*	Dean Foods Co.	87,239	26,084
*	Edgewell Personal Care Co.	61,865	1,597,354
*	elf Beauty Inc.	43,720	685,530
#	Energizer Holdings, Inc.	2,096	96,961
	Estee Lauder Cos., Inc. (The), Class A	53,060	10,355,190
#*	Farmer Brothers Co.	16,955	203,121
#	Flowers Foods, Inc.	238,838	5,142,182
#	Fresh Del Monte Produce, Inc.	55,815	1,751,475
	General Mills, Inc.	172,543	9,010,195
#*	Hain Celestial Group, Inc. (The)	76,799	1,859,304

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Herbalife Nutrition, Ltd.	69,394	$2,695,957
	Hershey Co. (The)	48,382	7,507,435
#	Hormel Foods Corp.	181,818	8,592,719
*	Hostess Brands, Inc.	140,301	1,882,839
	Ingles Markets, Inc., Class A	16,579	691,178
	Ingredion, Inc.	60,426	5,317,488
	Inter Parfums, Inc.	29,381	2,030,521
	J&J Snack Foods Corp.	19,034	3,156,599
	JM Smucker Co. (The)	51,096	5,294,057
	John B. Sanfilippo & Son, Inc.	10,470	882,621
	Kellogg Co.	136,709	9,324,921
#	Keurig Dr Pepper, Inc.	62,606	1,786,149
	Kimberly-Clark Corp.	36,348	5,206,487
	Kraft Heinz Co. (The)	107,634	3,142,913
	Kroger Co. (The)	522,038	14,021,941
	Lamb Weston Holdings, Inc.	40,621	3,709,103
	Lancaster Colony Corp.	20,755	3,209,761
*	Landec Corp.	30,527	341,902
*	Lifeway Foods, Inc.	2,867	6,451
	Limoneira Co.	18,068	352,687
	Mannatech, Inc.	600	9,534
	McCormick & Co., Inc.	1,509	247,446
	McCormick & Co., Inc. Non-Voting	54,096	8,837,663
	Medifast, Inc.	20,268	1,958,497
#	MGP Ingredients, Inc.	23,869	812,978
	Molson Coors Beverage Co., Class B	72,844	4,048,669
	Molson Coors Brewing Co., Class A	266	16,262
	Mondelez International, Inc., Class A	214,160	12,288,501
*	Monster Beverage Corp.	81,819	5,449,145
#*	National Beverage Corp.	25,483	1,093,476
#*	Natura & Co. Holding SA, ADR	93,252	2,040,354
*	Natural Alternatives International, Inc.	5,470	44,745
	Natural Grocers by Vitamin Cottage, Inc.	26,728	241,888
#	Natural Health Trends Corp.	6,437	23,173
*	Nature's Sunshine Products, Inc.	13,753	131,479
	Nu Skin Enterprises, Inc., Class A	65,401	2,131,419
	Oil-Dri Corp. of America	5,619	198,913
	PepsiCo, Inc.	349,254	49,601,053
*	Performance Food Group Co.	111,730	5,786,497
	Philip Morris International, Inc.	124,624	10,306,405
*	Pilgrim's Pride Corp.	104,657	2,726,315
*	Post Holdings, Inc.	95,819	10,019,793
#	PriceSmart, Inc.	30,424	1,863,774
#*	Primo Water Corp.	43,850	660,819
	Procter & Gamble Co. (The)	458,732	57,167,182
#*	Pyxus International, Inc.	8,313	56,944
#*	Revlon, Inc., Class A	21,870	467,362
#*	Rite Aid Corp.	13,790	164,790
	Rocky Mountain Chocolate Factory, Inc.	4,490	37,267
*	S&W Seed Co.	5,318	11,434
	Sanderson Farms, Inc.	25,997	3,579,527
	Seaboard Corp.	346	1,334,041
*	Seneca Foods Corp., Class A	8,682	343,373
*	Seneca Foods Corp., Class B	283	11,010
*	Simply Good Foods Co. (The)	73,375	1,685,424
	SpartanNash Co.	40,427	492,401
	Spectrum Brands Holdings, Inc.	58,308	3,580,694
*	Sprouts Farmers Market, Inc.	148,236	2,316,929
	Sysco Corp.	115,657	9,500,066

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Tootsie Roll Industries, Inc.	31,456	$1,072,964
#*	TreeHouse Foods, Inc.	65,202	2,908,009
	Turning Point Brands, Inc.	7,399	168,993
	Tyson Foods, Inc., Class A	142,930	11,810,306
#*	United Natural Foods, Inc.	52,335	376,812
	United-Guardian, Inc.	1,431	24,041
	Universal Corp.	28,329	1,505,686
*	US Foods Holding Corp.	177,055	7,112,299
*	USANA Health Sciences, Inc.	33,692	2,078,796
	Vector Group, Ltd.	101,777	1,337,350
	Village Super Market, Inc., Class A	9,492	211,292
	Walgreens Boots Alliance, Inc.	285,393	14,512,234
	Walmart, Inc.	373,710	42,786,058
#	WD-40 Co.	13,211	2,468,079
#	Weis Markets, Inc.	31,962	1,172,686
#*	Youngevity International, Inc.	4,425	6,903
TOTAL CONSUMER STAPLES			603,964,854
ENERGY — (4.0%)
*	Abraxas Petroleum Corp.	87,738	20,092
	Adams Resources & Energy, Inc.	3,585	126,766
	Amplify Energy Corp.	33,963	183,061
#*	Antero Resources Corp.	20,202	37,374
	Apache Corp.	249,171	6,837,252
*	Apergy Corp.	78,196	2,022,149
#	Arch Coal, Inc., Class A	31,173	1,606,345
	Archrock, Inc.	179,564	1,499,359
*	Ardmore Shipping Corp.	37,942	233,343
*	Aspen Aerogels, Inc.	14,618	120,891
	Baker Hughes Co.	165,915	3,593,719
	Berry Petroleum Corp.	43,378	297,139
*	Bonanza Creek Energy, Inc.	24,838	451,803
	Cabot Oil & Gas Corp.	199,517	2,811,195
	Cactus, Inc., Class A	23,800	685,916
#*	California Resources Corp.	14,239	104,514
#*	Callon Petroleum Co.	486,557	1,459,671
*	Centennial Resource Development, Inc., Class A	106,637	347,637
*	Cheniere Energy, Inc.	54,829	3,248,070
#*	Chesapeake Energy Corp.	406,136	207,860
	Chevron Corp.	543,129	58,190,841
	Cimarex Energy Co.	84,699	3,717,439
*	Clean Energy Fuels Corp.	211,434	486,298
#*	CNX Resources Corp.	211,140	1,526,542
	Concho Resources, Inc.	74,043	5,610,979
	ConocoPhillips	413,560	24,577,871
#*	CONSOL Energy, Inc.	27,644	224,746
#*	Contango Oil & Gas Co.	83,866	327,916
	Continental Resources, Inc.	90,091	2,452,277
#	Core Laboratories NV	23,099	811,468
#	CVR Energy, Inc.	90,290	3,124,937
*	Dawson Geophysical Co.	13,952	33,485
	Delek US Holdings, Inc.	104,477	2,868,938
#*	Denbury Resources, Inc.	562,871	554,428
	Devon Energy Corp.	243,783	5,294,967
	DHT Holdings, Inc.	160,576	904,043
#*	Diamond Offshore Drilling, Inc.	94,109	435,725
	Diamondback Energy, Inc.	66,249	4,928,926
	DMC Global, Inc.	14,992	627,115
*	Dorian LPG, Ltd.	58,481	767,271

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Dril-Quip, Inc.	43,203	$1,767,003
#*	Earthstone Energy, Inc., Class A	22,715	113,575
	EnLink Midstream LLC	131,950	663,708
	EOG Resources, Inc.	207,422	15,123,138
#*	Epsilon Energy, Ltd.	1,800	5,670
#	EQT Corp.	68,493	414,383
#	Equitrans Midstream Corp.	76,566	740,393
*	Era Group, Inc.	26,104	259,474
	Evolution Petroleum Corp.	28,091	141,579
*	Exterran Corp.	44,715	241,461
#*	Extraction Oil & Gas, Inc.	46,836	66,507
	Exxon Mobil Corp.	1,161,906	72,177,601
*	Forum Energy Technologies, Inc.	97,446	103,293
*	Frank's International NV	236,070	826,245
	GasLog, Ltd.	68,846	446,122
*	Geospace Technologies Corp.	10,570	141,744
*	Goodrich Petroleum Corp.	6,434	43,172
#	Green Plains, Inc.	46,126	575,191
*	Gulf Island Fabrication, Inc.	11,124	56,732
#*	Gulfport Energy Corp.	19,271	29,870
	Hallador Energy Co.	36,539	60,655
	Halliburton Co.	236,706	5,162,558
*	Helix Energy Solutions Group, Inc.	182,876	1,525,186
	Helmerich & Payne, Inc.	62,787	2,546,013
	Hess Corp.	101,308	5,730,994
#*	HighPoint Resources Corp.	189,187	219,457
	HollyFrontier Corp.	130,068	5,842,655
*	Independence Contract Drilling, Inc.	37,097	26,057
*	International Seaways, Inc.	32,786	729,816
	Kinder Morgan, Inc.	411,160	8,580,909
#*	KLX Energy Services Holdings, Inc.	20,545	83,002
	Kosmos Energy, Ltd.	323,960	1,655,436
*	Laredo Petroleum, Inc.	246,307	423,648
#	Liberty Oilfield Services, Inc., Class A	78,399	664,824
#*	Lonestar Resources US, Inc., Class A	16,469	29,974
#	Mammoth Energy Services, Inc.	18,125	25,737
	Marathon Oil Corp.	478,231	5,437,486
	Marathon Petroleum Corp.	271,647	14,804,761
#*	Matador Resources Co.	145,384	2,132,783
*	Matrix Service Co.	30,862	620,943
*	Mitcham Industries, Inc.	13,388	38,022
#*	Montage Resources Corp.	20,071	73,259
#	Murphy Oil Corp.	202,742	4,249,472
	Nabors Industries, Ltd.	393,537	814,622
	NACCO Industries, Inc., Class A	7,344	346,196
	National Oilwell Varco, Inc.	201,644	4,155,883
*	Natural Gas Services Group, Inc.	15,772	165,921
	Navios Maritime Acquisition Corp.	3,300	17,490
*	Newpark Resources, Inc.	122,312	611,560
*	NexTier Oilfield Solutions, Inc.	237,606	1,223,671
#*	Nine Energy Service, Inc.	2,270	10,987
#*	Noble Corp. P.L.C.	248,591	200,812
	Noble Energy, Inc.	183,759	3,632,915
	Nordic American Tankers, Ltd.	50,055	169,186
#*	Northern Oil and Gas, Inc.	345,227	573,077
#*	Oasis Petroleum, Inc.	330,667	744,001
	Occidental Petroleum Corp.	303,444	12,052,796
*	Oceaneering International, Inc.	109,129	1,354,291
*	Oil States International, Inc.	66,759	719,662

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	ONEOK, Inc.	163,558	$12,245,587
*	Overseas Shipholding Group, Inc., Class A	57,379	102,135
#*	Pacific Ethanol, Inc.	27,323	17,727
	Panhandle Oil and Gas, Inc., Class A	13,067	94,474
*	Par Pacific Holdings, Inc.	51,571	1,037,609
	Parsley Energy, Inc., Class A	178,843	2,975,947
	Patterson-UTI Energy, Inc.	221,967	1,762,418
	PBF Energy, Inc., Class A	145,292	3,966,472
#*	PDC Energy, Inc.	121,687	2,627,222
#	Peabody Energy Corp.	113,026	764,056
*	Penn Virginia Corp.	14,681	313,733
	Phillips 66	102,695	9,383,242
	Pioneer Natural Resources Co.	58,732	7,928,820
*	PrimeEnergy Resources Corp.	892	129,920
#*	Profire Energy, Inc.	3,250	4,517
*	ProPetro Holding Corp.	105,595	1,028,495
	QEP Resources, Inc.	101,867	322,918
#*	Quintana Energy Services, Inc.	9,586	22,911
	Range Resources Corp.	180,532	541,596
#*	Renewable Energy Group, Inc.	59,963	1,575,828
*	REX American Resources Corp.	6,572	495,200
#*	RigNet, Inc.	11,561	48,094
#*	Ring Energy, Inc.	35,789	77,304
#	RPC, Inc.	155,297	703,495
*	SandRidge Energy, Inc.	21,082	53,759
	Schlumberger, Ltd.	260,702	8,736,124
	Scorpio Tankers, Inc.	67,318	1,571,202
*	SEACOR Holdings, Inc.	23,016	865,171
*	SEACOR Marine Holdings, Inc.	26,305	274,624
*	Select Energy Services, Inc., Class A	87,669	610,176
	SFL Corp., Ltd.	130,559	1,728,601
*	SilverBow Resources, Inc.	5,746	30,569
	SM Energy Co.	131,781	1,209,750
#*	Smart Sand, Inc.	7,531	15,288
#	Solaris Oilfield Infrastructure, Inc., Class A	34,797	401,209
#*	Southwestern Energy Co.	607,295	953,453
*	Talos Energy, Inc.	62,722	1,376,121
	Targa Resources Corp.	125,361	4,575,676
	TechnipFMC P.L.C.	170,196	2,809,936
*	Teekay Tankers, Ltd., Class A	28,818	469,445
*	TETRA Technologies, Inc.	150,968	230,981
#*	Tidewater, Inc.	41,994	637,469
#*	Transocean, Ltd.	305,851	1,394,681
#	US Silica Holdings, Inc.	63,229	324,997
*	VAALCO Energy, Inc.	15,230	34,115
#	Valaris P.L.C.	74,393	380,148
	Valero Energy Corp.	161,320	13,600,889
*	W&T Offshore, Inc.	124,708	516,291
#*	Whiting Petroleum Corp.	137	622
	Williams Cos., Inc. (The)	243,686	5,041,863
	World Fuel Services Corp.	85,228	3,334,119
*	WPX Energy, Inc.	325,429	3,888,877
TOTAL ENERGY			427,989,822
FINANCIALS — (15.9%)
#	1st Constitution Bancorp	7,433	149,775
	1st Source Corp.	31,267	1,475,490
	ACNB Corp.	7,164	229,606
	Affiliated Managers Group, Inc.	21,920	1,750,312

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Aflac, Inc.	190,017	$9,799,177
*	Alleghany Corp.	7,092	5,657,005
#*	Allegiance Bancshares, Inc.	21,261	790,909
	Allstate Corp. (The)	108,567	12,869,532
	Ally Financial, Inc.	287,405	9,205,582
*	A-Mark Precious Metals, Inc.	7,393	58,996
*	Ambac Financial Group, Inc.	25,869	554,373
	American Equity Investment Life Holding Co.	113,034	2,985,228
	American Express Co.	272,571	35,398,796
	American Financial Group, Inc.	68,232	7,422,959
	American International Group, Inc.	197,477	9,925,194
	American National Bankshares, Inc.	10,541	359,448
	American National Insurance Co.	17,036	1,876,686
	American River Bankshares	2,071	29,967
	Ameriprise Financial, Inc.	87,443	14,463,947
	Ameris Bancorp	88,697	3,564,732
	AMERISAFE, Inc.	26,204	1,792,878
	AmeriServ Financial, Inc.	3,367	13,805
	Ames National Corp.	8,700	232,116
	Aon P.L.C.	57,153	12,587,948
*	Arch Capital Group, Ltd.	172,299	7,608,724
	Ares Management Corp., Class A	32,501	1,171,986
	Argo Group International Holdings, Ltd.	41,601	2,729,026
	Arrow Financial Corp.	16,304	571,618
	Arthur J Gallagher & Co.	56,579	5,803,308
	Artisan Partners Asset Management, Inc., Class A	50,788	1,696,319
	Associated Banc-Corp	148,534	2,960,283
#	Associated Capital Group, Inc., Class A	2,487	103,882
	Assurant, Inc.	58,469	7,633,713
	Assured Guaranty, Ltd.	113,147	5,186,658
*	Asta Funding, Inc.	736	7,559
*	Athene Holding, Ltd., Class A	55,011	2,396,279
*	Atlantic Capital Bancshares, Inc.	28,199	532,115
	Atlantic Union Bankshares Corp.	93,864	3,162,278
*	Atlanticus Holdings Corp.	11,295	157,678
	Auburn National Bancorporation, Inc.	2,087	118,959
	Axis Capital Holdings, Ltd.	66,754	4,288,944
#*	Axos Financial, Inc.	74,972	2,111,961
	Banc of California, Inc.	56,944	908,826
	BancFirst Corp.	32,722	1,891,332
*	Bancorp, Inc. (The)	88,920	1,051,924
	BancorpSouth Bank	116,483	3,327,919
	Bank of America Corp.	1,845,418	60,585,073
	Bank of Commerce Holdings	14,664	156,905
#	Bank of Hawaii Corp.	43,487	3,896,435
	Bank of Marin Bancorp	14,420	635,345
	Bank of New York Mellon Corp. (The)	180,143	8,066,804
	Bank of NT Butterfield & Son, Ltd. (The)	70,010	2,325,732
	Bank of Princeton (The)	4,409	134,474
	Bank of South Carolina Corp.	800	15,208
	Bank OZK	89,116	2,422,173
	BankFinancial Corp.	22,639	282,308
	BankUnited, Inc.	101,580	3,352,140
	Bankwell Financial Group, Inc.	5,396	145,854
	Banner Corp.	42,080	2,169,224
	Bar Harbor Bankshares	13,636	299,992
*	Baycom Corp.	5,183	116,410
	BCB Bancorp, Inc.	12,179	159,788
*	Berkshire Hathaway, Inc., Class B	371,483	83,371,930

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Berkshire Hills Bancorp, Inc.	61,129	$1,720,781
	BGC Partners, Inc., Class A	296,735	1,712,161
	BlackRock, Inc.	21,881	11,538,945
	Blackstone Group, Inc. (The), Class A	36,375	2,221,421
*	Blucora, Inc.	52,563	1,185,296
	Blue Capital Reinsurance Holdings, Ltd.	4,531	31,626
#	BOK Financial Corp.	46,270	3,650,703
	Boston Private Financial Holdings, Inc.	117,108	1,335,031
	Bridge Bancorp, Inc.	21,363	648,367
*	Bridgewater Bancshares, Inc.	17,270	227,964
*	Brighthouse Financial, Inc.	42,882	1,668,110
*	BrightSphere Investment Group P.L.C.	94,112	866,772
	Brookline Bancorp, Inc.	102,870	1,563,624
	Brown & Brown, Inc.	157,334	7,064,297
	Bryn Mawr Bank Corp.	25,646	962,238
#	Business First Bancshares, Inc.	1,176	29,141
	Byline Bancorp, Inc.	5,242	101,171
	C&F Financial Corp.	2,604	130,330
	Cadence BanCorp	148,273	2,317,507
	Cambridge Bancorp	1,660	119,819
	Camden National Corp.	18,719	884,660
*	Cannae Holdings, Inc.	90,690	3,687,455
	Capital City Bank Group, Inc.	16,503	470,666
	Capital One Financial Corp.	132,272	13,200,746
	Capitol Federal Financial, Inc.	181,843	2,396,691
	Capstar Financial Holdings, Inc.	15,450	231,286
	Carolina Financial Corp.	26,126	1,001,932
	Cathay General Bancorp	84,165	3,034,990
	Cboe Global Markets, Inc.	19,753	2,433,965
	CBTX, Inc.	15,979	472,179
	CenterState Bank Corp.	123,887	2,794,891
	Central Pacific Financial Corp.	41,241	1,143,613
	Central Valley Community Bancorp	9,445	177,472
	Century Bancorp, Inc., Class A	4,519	388,634
	Charles Schwab Corp. (The)	319,707	14,562,654
	Chemung Financial Corp.	3,869	153,483
	Chubb, Ltd.	95,408	14,501,062
	Cincinnati Financial Corp.	73,427	7,706,164
	CIT Group, Inc.	74,984	3,427,519
	Citigroup, Inc.	462,498	34,414,476
	Citizens & Northern Corp.	9,655	246,878
	Citizens Community Bancorp, Inc.	5,226	62,607
	Citizens Financial Group, Inc.	164,685	6,139,457
	Citizens Holding Co.	2,051	44,199
#*	Citizens, Inc.	28,479	172,583
	City Holding Co.	18,549	1,403,788
	Civista Bancshares, Inc.	14,290	314,523
	CME Group, Inc.	53,928	11,708,308
	CNA Financial Corp.	49,001	2,186,915
	CNB Financial Corp.	15,464	457,116
	CNO Financial Group, Inc.	150,916	2,654,612
*	Coastal Financial Corp.	4,886	86,971
	Codorus Valley Bancorp, Inc.	7,482	163,108
	Cohen & Steers, Inc.	56,047	4,146,357
	Colony Bankcorp, Inc.	5,329	81,800
	Columbia Banking System, Inc.	92,596	3,583,465
*	Columbia Financial, Inc.	28,462	477,308
	Comerica, Inc.	81,765	5,000,747
#	Commerce Bancshares, Inc.	111,739	7,560,261

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Commercial National Financial Corp.	923	$18,903
	Community Bank System, Inc.	60,816	4,030,276
	Community Bankers Trust Corp.	19,082	168,494
	Community Financial Corp. (The)	4,091	139,094
#*	Community First Bancshares, Inc.	927	10,809
	Community Trust Bancorp, Inc.	22,705	993,344
	Community West Bancshares	4,200	46,200
	ConnectOne Bancorp, Inc.	49,443	1,167,349
#*	Consumer Portfolio Services, Inc.	34,102	120,380
	County Bancorp, Inc.	4,577	115,569
#*	Cowen, Inc., Class A	22,872	367,553
#	Crawford & Co., Class A	32,830	286,934
	Crawford & Co., Class B	20,524	163,987
#*	Credit Acceptance Corp.	21,904	9,396,378
#	Cullen/Frost Bankers, Inc.	52,889	4,715,583
#*	Customers Bancorp, Inc.	39,125	836,492
	CVB Financial Corp.	136,289	2,830,723
	Diamond Hill Investment Group, Inc.	4,190	589,826
	Dime Community Bancshares, Inc.	50,386	977,992
	Discover Financial Services	156,725	11,774,749
	Donegal Group, Inc., Class A	27,456	383,011
	Donegal Group, Inc., Class B	1,947	23,500
*	Donnelley Financial Solutions, Inc.	47,259	428,167
	E*TRADE Financial Corp.	163,776	6,980,133
	Eagle Bancorp Montana, Inc.	4,900	102,998
	Eagle Bancorp, Inc.	40,386	1,764,868
	East West Bancorp, Inc.	129,732	5,946,915
	Eaton Vance Corp.	93,873	4,294,690
#*	eHealth, Inc.	20,127	2,116,555
#*	Elevate Credit, Inc.	26,246	152,489
	Emclaire Financial Corp.	300	9,435
	Employers Holdings, Inc.	41,844	1,784,647
#*	Encore Capital Group, Inc.	35,766	1,214,256
*	Enova International, Inc.	52,265	1,309,761
*	Enstar Group, Ltd.	12,513	2,443,664
	Enterprise Bancorp, Inc.	7,524	233,394
	Enterprise Financial Services Corp.	30,672	1,334,539
#*	Equity Bancshares, Inc., Class A	16,693	448,374
	Erie Indemnity Co., Class A	27,491	4,577,251
*	Esquire Financial Holdings, Inc.	4,767	108,449
	ESSA Bancorp, Inc.	7,776	131,803
	Essent Group, Ltd.	62,643	3,107,719
	Evans Bancorp, Inc.	4,016	156,785
	Evercore, Inc., Class A	45,505	3,486,593
	Everest Re Group, Ltd.	19,573	5,413,305
#*	EZCORP, Inc., Class A	77,547	482,342
#	FactSet Research Systems, Inc.	23,188	6,634,319
#	Farmers & Merchants Bancorp, Inc.	4,427	130,154
	Farmers National Banc Corp.	24,436	386,578
	Fauquier Bankshares, Inc.	700	14,469
	FB Financial Corp.	34,729	1,238,089
	FBL Financial Group, Inc., Class A	28,036	1,507,776
	Federal Agricultural Mortgage Corp., Class A	635	42,983
	Federal Agricultural Mortgage Corp., Class C	11,172	852,424
	Federated Investors, Inc., Class B	141,394	5,122,705
	FedNat Holding Co.	13,480	209,344
#	Fidelity D&D Bancorp, Inc.	1,602	91,074
	Fidelity National Financial, Inc.	140,300	6,839,625
	Fifth Third Bancorp	348,033	9,901,539

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Financial Institutions, Inc.	23,604	$727,239
*	First Acceptance Corp.	16,289	11,239
	First American Financial Corp.	118,781	7,362,046
	First Bancorp	38,199	1,355,301
	First BanCorp	278,337	2,580,184
	First Bancorp, Inc.	9,663	273,270
	First Bancshares, Inc. (The)	11,881	408,944
	First Bank	13,632	145,862
	First Busey Corp.	63,234	1,612,467
	First Business Financial Services, Inc.	6,819	171,702
	First Capital, Inc.	2,028	134,071
	First Choice Bancorp	7,465	181,698
	First Citizens BancShares, Inc., Class A	9,362	4,932,089
	First Commonwealth Financial Corp.	120,596	1,630,458
	First Community Bancshares, Inc.	19,210	563,045
	First Community Corp.	5,860	120,306
	First Defiance Financial Corp.	21,912	643,994
	First Financial Bancorp	118,091	2,838,908
#	First Financial Bankshares, Inc.	99,822	3,346,033
	First Financial Corp.	8,447	352,493
	First Financial Northwest, Inc.	13,447	196,730
	First Foundation, Inc.	51,805	854,782
	First Guaranty Bancshares, Inc.	2,062	37,116
	First Hawaiian, Inc.	7,631	221,757
	First Horizon National Corp.	325,711	5,211,376
	First Internet Bancorp	8,289	219,741
	First Interstate BancSystem, Inc., Class A	42,696	1,643,796
	First Merchants Corp.	65,706	2,611,813
	First Mid Bancshares, Inc.	13,169	431,285
	First Midwest Bancorp, Inc.	140,824	2,808,031
	First National Corp.	699	14,260
	First Northwest Bancorp	7,811	123,336
	First of Long Island Corp. (The)	25,402	560,368
	First Republic Bank	47,024	5,214,021
	First Savings Financial Group, Inc.	1,058	67,712
	First United Corp.	5,001	119,574
*	First Western Financial, Inc.	1,300	21,684
	FirstCash, Inc.	54,922	4,776,566
	Flagstar Bancorp, Inc.	68,789	2,424,124
	Flushing Financial Corp.	39,699	788,819
	FNB Corp.	259,622	3,029,789
	Franklin Financial Network, Inc.	17,772	655,254
	Franklin Financial Services Corp.	1,100	40,172
	Franklin Resources, Inc.	131,346	3,323,054
	FS Bancorp, Inc.	4,384	239,892
	Fulton Financial Corp.	215,498	3,549,252
#*	FVCBankcorp, Inc.	2,121	33,830
	GAIN Capital Holdings, Inc.	36,233	141,671
	GAMCO Investors, Inc., Class A	9,341	154,594
*	Genworth Financial, Inc., Class A	268,656	1,101,490
	German American Bancorp, Inc.	28,257	966,107
	Glacier Bancorp, Inc.	87,779	3,719,196
	Global Indemnity, Ltd.	13,212	416,574
	Globe Life, Inc	60,777	6,336,610
	Goldman Sachs Group, Inc. (The)	66,675	15,851,981
#	Goosehead Insurance, Inc., Class A	1,234	64,390
*	Great Elm Capital Group, Inc.	8,182	24,546
	Great Southern Bancorp, Inc.	18,454	1,050,217
	Great Western Bancorp, Inc.	73,851	2,182,297

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Green Dot Corp., Class A	62,298	$1,873,924
	Greene County Bancorp, Inc.	358	10,450
	Greenhill & Co., Inc.	12,388	193,996
#*	Greenlight Capital Re, Ltd., Class A	30,855	287,260
	Guaranty Bancshares, Inc.	7,818	239,231
	Guaranty Federal Bancshares, Inc.	1,800	42,750
*	Hallmark Financial Services, Inc.	19,071	328,021
	Hamilton Lane, Inc., Class A	19,882	1,291,336
	Hancock Whitney Corp.	102,255	4,063,614
	Hanmi Financial Corp.	39,163	658,722
	Hanover Insurance Group, Inc. (The)	33,514	4,644,370
*	HarborOne Bancrop, Inc.	34,764	379,275
	Hartford Financial Services Group, Inc. (The)	195,278	11,576,080
	Hawthorn Bancshares, Inc.	3,439	78,237
#	HCI Group, Inc.	13,757	609,022
	Heartland Financial USA, Inc.	42,316	2,069,676
#	Hennessy Advisors, Inc.	5,706	57,060
	Heritage Commerce Corp.	62,304	722,726
	Heritage Financial Corp.	43,518	1,121,894
	Heritage Insurance Holdings, Inc.	32,470	391,588
	Hilltop Holdings, Inc.	118,386	2,680,259
	Hingham Institution for Savings	2,003	419,408
*	HMN Financial, Inc.	3,012	62,981
	Home Bancorp, Inc.	8,231	292,694
	Home BancShares, Inc.	150,350	2,874,692
*	HomeStreet, Inc.	39,444	1,266,547
	HomeTrust Bancshares, Inc.	6,636	175,987
	Hope Bancorp, Inc.	173,298	2,409,709
	Horace Mann Educators Corp.	47,681	2,050,760
	Horizon Bancorp, Inc.	47,538	804,343
	Houlihan Lokey, Inc.	35,399	1,835,438
*	Howard Bancorp, Inc.	16,911	285,627
	Huntington Bancshares, Inc.	626,897	8,506,992
	IBERIABANK Corp.	36,502	2,654,060
#	IF Bancorp, Inc.	723	16,448
#*	Impac Mortgage Holdings, Inc.	1,461	7,889
	Independence Holding Co.	12,783	517,584
	Independent Bank Corp.	36,378	2,626,492
	Independent Bank Corp.	28,585	611,147
	Independent Bank Group, Inc.	48,354	2,587,906
#	Interactive Brokers Group, Inc., Class A	98,190	4,614,930
	Intercontinental Exchange, Inc.	129,584	12,924,708
	International Bancshares Corp.	84,765	3,339,741
*	INTL. FCStone, Inc.	21,939	1,045,613
	Invesco, Ltd.	217,830	3,768,459
	Investar Holding Corp.	7,734	170,999
	Investors Bancorp, Inc.	272,898	3,297,972
	Investors Title Co.	1,811	285,776
	James River Group Holdings, Ltd.	36,329	1,559,967
#	Janus Henderson Group P.L.C.	112,215	2,835,673
	Jefferies Financial Group, Inc.	170,544	3,690,572
	JPMorgan Chase & Co.	944,852	125,060,611
	Kearny Financial Corp.	123,011	1,519,186
	Kemper Corp.	68,007	5,061,081
	Kentucky First Federal Bancorp	1,549	11,927
	KeyCorp	438,303	8,200,649
	Kingstone Cos., Inc.	5,834	46,089
	Kinsale Capital Group, Inc.	8,917	1,018,500
	KKR & Co., Inc., Class A	11,100	354,090

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Ladenburg Thalmann Financial Services, Inc.	91,438	$319,119
	Lake Shore Bancorp, Inc.	1,022	15,585
	Lakeland Bancorp, Inc.	59,053	959,021
	Lakeland Financial Corp.	27,255	1,292,977
	Landmark Bancorp, Inc.	2,586	64,029
	Lazard, Ltd., Class A	115,809	4,859,346
	LCNB Corp.	14,976	248,152
	Legg Mason, Inc.	85,041	3,329,355
*	LendingClub Corp.	100,557	1,178,528
#*	LendingTree, Inc.	5,584	1,737,741
	Level One Bancorp, Inc.	5,109	127,010
*	Limestone Bancorp, Inc.	1,427	23,902
	Lincoln National Corp.	88,474	4,820,064
	Live Oak Bancshares, Inc.	42,874	749,438
	Loews Corp.	130,455	6,711,910
	LPL Financial Holdings, Inc.	121,050	11,152,336
	Luther Burbank Corp.	3,141	32,384
	M&T Bank Corp.	44,186	7,446,225
	Macatawa Bank Corp.	31,316	330,384
	Mackinac Financial Corp.	7,534	113,914
*	Maiden Holdings, Ltd.	99,949	87,955
*	MainStreet Bancshares, Inc.	1,520	33,440
*	Malvern Bancorp, Inc.	5,035	100,700
*	Markel Corp.	6,060	7,108,198
	MarketAxess Holdings, Inc.	18,326	6,490,703
	Marlin Business Services Corp.	17,363	342,051
	Marsh & McLennan Cos., Inc.	97,170	10,869,436
#*	MBIA, Inc.	166,900	1,512,114
*	Mediaco Holding, Inc., Class A	312	2,262
	Mercantile Bank Corp.	16,848	552,109
	Merchants Bancorp	1,147	22,573
	Mercury General Corp.	70,022	3,437,380
	Meridian Bancorp, Inc.	66,931	1,204,089
*	Meridian Corp.	2,163	43,390
	Meta Financial Group, Inc.	43,776	1,629,343
	MetLife, Inc.	159,214	7,914,528
*	Metropolitan Bank Holding Corp.	3,843	188,883
	MGIC Investment Corp.	111,894	1,543,018
	Mid Penn Bancorp, Inc.	2,532	60,768
	Middlefield Banc Corp.	4,154	104,515
	Midland States Bancorp, Inc.	19,359	511,465
	MidWestOne Financial Group, Inc.	10,788	348,884
*	MMA Capital Holdings, Inc.	4,788	146,896
	Moelis & Co., Class A	36,251	1,305,036
	Moody's Corp.	41,220	10,584,884
	Morgan Stanley	358,555	18,738,084
	Morningstar, Inc.	39,025	6,122,632
*	Mr Cooper Group, Inc.	19,504	241,460
#	MSB Financial Corp.	1,903	32,998
	MSCI, Inc.	58,495	16,717,871
	MutualFirst Financial, Inc.	9,030	336,187
	MVB Financial Corp.	9,643	192,667
	Nasdaq, Inc.	85,845	9,997,509
	National Bank Holdings Corp., Class A	37,669	1,228,009
	National Bankshares, Inc.	3,544	144,737
	National General Holdings Corp.	101,362	2,206,651
	National Western Life Group, Inc., Class A	4,022	1,069,852
	Navient Corp.	352,331	5,066,520
	NBT Bancorp, Inc.	57,004	2,154,181

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Nelnet, Inc., Class A	36,533	$2,091,880
#	New York Community Bancorp, Inc.	282,910	3,128,985
»	NewStar Financial, Inc.	70,494	30,036
*	NI Holdings, Inc.	9,028	138,580
*	Nicholas Financial, Inc.	1,248	10,333
*	Nicolet Bankshares, Inc.	8,603	607,802
*	NMI Holdings, Inc., Class A	81,693	2,607,641
*	Northeast Bank	6,219	124,815
	Northern Trust Corp.	101,409	9,918,814
	Northfield Bancorp, Inc.	64,863	1,030,673
	Northrim BanCorp, Inc.	6,426	241,810
	Northwest Bancshares, Inc.	139,017	2,186,042
	Norwood Financial Corp.	4,164	141,576
#	Oak Valley Bancorp	4,855	89,817
	OceanFirst Financial Corp.	69,095	1,607,150
	Oconee Federal Financial Corp.	400	10,488
*	Ocwen Financial Corp.	26,744	32,895
	OFG Bancorp	60,052	1,183,625
	Ohio Valley Banc Corp.	4,777	157,880
	Old National Bancorp	194,483	3,483,191
	Old Point Financial Corp.	2,663	74,617
	Old Republic International Corp.	236,951	5,343,245
	Old Second Bancorp, Inc.	9,603	117,973
#*	On Deck Capital, Inc.	84,683	345,507
	OneMain Holdings, Inc.	55,271	2,341,832
	Oppenheimer Holdings, Inc., Class A	10,148	279,577
	Opus Bank	40,132	1,068,916
#	Origin Bancorp, Inc.	9,820	346,057
	Orrstown Financial Services, Inc.	8,572	176,669
*	Pacific Mercantile Bancorp	17,616	122,079
	Pacific Premier Bancorp, Inc.	73,120	2,178,976
	PacWest Bancorp	94,142	3,299,677
	Park National Corp.	18,531	1,759,889
	Parke Bancorp, Inc.	8,665	186,471
	PB Bancorp, Inc.	2,175	32,951
	PCB Bancorp	7,184	109,269
	PCSB Financial Corp.	15,491	307,961
	Peapack Gladstone Financial Corp.	23,355	682,667
	Penns Woods Bancorp, Inc.	5,436	171,506
#	Pennymac Financial Services, Inc.	68,342	2,304,492
	Peoples Bancorp of North Carolina, Inc.	3,810	104,203
	Peoples Bancorp, Inc.	22,037	717,084
	Peoples Financial Services Corp.	3,385	156,895
	People's United Financial, Inc.	288,844	4,453,974
	People's Utah Bancorp	15,559	405,779
	Pinnacle Financial Partners, Inc.	51,552	3,044,661
	Piper Sandler Cos.	19,045	1,569,879
	PJT Partners, Inc., Class A	16,134	742,487
	Plumas Bancorp	3,091	78,511
	PNC Financial Services Group, Inc. (The)	104,954	15,590,917
#*	Ponce de Leon Federal Bank	14,479	204,009
	Popular, Inc.	82,304	4,605,732
#*	PRA Group, Inc.	57,333	2,027,295
	Preferred Bank	16,917	1,016,881
	Premier Financial Bancorp, Inc.	12,010	204,170
	Primerica, Inc.	58,393	6,923,074
	Principal Financial Group, Inc.	129,027	6,831,980
	ProAssurance Corp.	61,935	1,880,966
	Progressive Corp. (The)	140,012	11,297,568

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Prosperity Bancshares, Inc.	83,053	$5,830,321
	Protective Insurance Corp., Class A	298	4,470
	Protective Insurance Corp., Class B	9,068	141,370
*	Provident Bancorp, Inc.	12,142	143,397
	Provident Financial Holdings, Inc.	6,656	146,499
	Provident Financial Services, Inc.	82,071	1,872,040
	Prudential Bancorp, Inc.	6,497	114,412
	Prudential Financial, Inc.	79,402	7,230,346
	Pzena Investment Management, Inc., Class A	8,763	71,769
	QCR Holdings, Inc.	16,621	683,123
	Radian Group, Inc.	80,134	1,962,482
#*	Randolph Bancorp, Inc.	1,654	26,150
	Raymond James Financial, Inc.	70,406	6,437,221
	RBB Bancorp	9,560	188,141
*	Regional Management Corp.	17,091	470,857
	Regions Financial Corp.	437,822	6,816,889
	Reinsurance Group of America, Inc.	29,330	4,224,986
	RenaissanceRe Holdings, Ltd.	40,944	7,756,431
	Renasant Corp.	66,937	2,137,298
	Republic Bancorp, Inc., Class A	17,987	753,655
#*	Republic First Bancorp, Inc.	49,443	157,723
	Riverview Bancorp, Inc.	17,979	132,325
	RLI Corp.	30,617	2,847,687
	S&P Global, Inc.	60,312	17,715,444
#	S&T Bancorp, Inc.	46,766	1,757,934
	Safeguard Scientifics, Inc.	27,577	293,419
	Safety Insurance Group, Inc.	21,435	1,973,735
	Salisbury Bancorp, Inc.	1,410	62,674
	Sandy Spring Bancorp, Inc.	42,218	1,469,186
#	Santander Consumer USA Holdings, Inc.	244,328	6,504,011
	SB Financial Group, Inc.	3,331	63,023
	SB One Bancorp	11,401	272,484
*	Seacoast Banking Corp. of Florida	35,223	956,304
*	Security National Financial Corp., Class A	3,735	20,734
	SEI Investments Co.	117,956	7,697,809
*	Select Bancorp, Inc.	16,697	193,685
	Selective Insurance Group, Inc.	75,801	5,021,816
	ServisFirst Bancshares, Inc.	49,786	1,829,635
	Severn Bancorp, Inc.	4,355	35,929
	Shore Bancshares, Inc.	9,404	152,815
	Sierra Bancorp	16,572	443,798
	Signature Bank	31,123	4,416,042
	Silvercrest Asset Management Group, Inc., Class A	3,719	44,182
	Simmons First National Corp., Class A	116,809	2,801,080
	SLM Corp.	522,602	5,706,814
	SmartFinancial, Inc.	8,592	185,759
	Sound Financial Bancorp, Inc.	771	27,956
	South State Corp.	40,232	3,041,942
*	Southern First Bancshares, Inc.	6,964	271,944
	Southern Missouri Bancorp, Inc.	8,056	286,955
	Southern National Bancorp of Virginia, Inc.	21,058	327,031
#	Southside Bancshares, Inc.	43,941	1,541,450
*	Spirit of Texas Bancshares, Inc.	11,186	232,109
	Standard AVB Financial Corp.	2,079	64,470
	State Auto Financial Corp.	52,143	1,570,026
	State Street Corp.	97,787	7,395,631
	Sterling Bancorp	215,171	4,303,420
	Sterling Bancorp, Inc.	8,152	59,754
	Stewart Information Services Corp.	34,612	1,445,051

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Stifel Financial Corp.	53,898	$3,486,662
	Stock Yards Bancorp, Inc.	25,424	984,926
	Summit Financial Group, Inc.	7,291	178,994
	Summit State Bank	2,851	37,006
*	SVB Financial Group	33,790	8,120,751
	Synchrony Financial	519,226	16,828,115
	Synovus Financial Corp.	154,955	5,426,524
	T Rowe Price Group, Inc.	140,246	18,727,048
	TCF Financial Corp.	166,551	7,041,776
	TD Ameritrade Holding Corp.	121,680	5,777,366
	Territorial Bancorp, Inc.	11,411	331,261
	Teton Advisors, Inc., Class A	29	1,388
*	Texas Capital Bancshares, Inc.	60,964	3,350,581
#	TFS Financial Corp.	135,866	2,775,742
»	TheStreet.Com, Inc.	1,783	160
*	Third Point Reinsurance, Ltd.	109,600	1,193,544
	Timberland Bancorp, Inc.	8,097	228,012
	Tiptree, Inc.	47,142	322,923
#	Tompkins Financial Corp.	17,476	1,504,509
	Towne Bank	86,900	2,307,195
	Travelers Cos., Inc. (The)	100,425	13,217,938
	TriCo Bancshares	35,071	1,276,584
*	TriState Capital Holdings, Inc.	35,514	816,467
*	Triumph Bancorp, Inc.	32,221	1,255,975
	Truist Financial Corp.	311,603	16,069,367
	TrustCo Bank Corp. NY	123,977	983,138
	Trustmark Corp.	92,087	2,944,942
	U.S. Bancorp.	397,812	21,171,555
	UMB Financial Corp.	44,533	2,959,663
	Umpqua Holdings Corp.	183,754	3,105,443
	Union Bankshares, Inc.	619	20,811
	United Bancshares, Inc.	606	14,393
	United Bankshares, Inc.	88,705	3,042,581
	United Community Banks, Inc.	96,002	2,680,376
	United Community Financial Corp.	58,731	641,930
	United Fire Group, Inc.	30,167	1,335,191
	United Insurance Holdings Corp.	48,660	493,412
	United Security Bancshares	11,687	113,831
	Unity Bancorp, Inc.	9,514	208,547
	Universal Insurance Holdings, Inc.	55,727	1,356,395
	Univest Financial Corp.	36,576	908,548
	Unum Group	130,691	3,488,143
	Valley National Bancorp	342,131	3,602,639
	Value Line, Inc.	1,300	42,835
	Veritex Holdings, Inc.	44,050	1,247,496
#	Victory Capital Holdings, Inc., Class A	11,394	237,679
	Virtu Financial, Inc., Class A	76,147	1,270,893
	Virtus Investment Partners, Inc.	9,673	1,190,069
	Voya Financial, Inc.	89,684	5,356,825
#	Waddell & Reed Financial, Inc., Class A	105,608	1,687,616
	Walker & Dunlop, Inc.	48,984	3,251,068
	Washington Federal, Inc.	110,983	3,773,422
	Washington Trust Bancorp, Inc.	18,309	866,565
	Waterstone Financial, Inc.	36,010	629,815
	Webster Financial Corp.	93,484	4,193,692
	Wellesley Bank	542	22,005
	Wells Fargo & Co.	1,245,689	58,472,642
	WesBanco, Inc.	78,470	2,598,926
	West Bancorporation, Inc.	19,598	448,598

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Westamerica Bancorporation	27,388	$1,735,304
	Western Alliance Bancorp	101,538	5,607,944
	Western New England Bancorp, Inc.	30,474	273,657
	Westwood Holdings Group, Inc.	8,986	252,327
	White Mountains Insurance Group, Ltd.	4,013	4,483,404
	Willis Towers Watson P.L.C.	46,472	9,819,069
	Wintrust Financial Corp.	49,595	3,138,372
#	WisdomTree Investments, Inc.	172,421	725,892
#*	World Acceptance Corp.	12,817	1,108,286
	WR Berkley Corp.	91,458	6,724,907
	WSFS Financial Corp.	66,356	2,646,941
#	WVS Financial Corp.	757	12,680
	Zions Bancorp NA	135,981	6,185,776
TOTAL FINANCIALS			1,708,840,170
HEALTH CARE — (11.5%)
	Abbott Laboratories	229,239	19,975,886
	AbbVie, Inc.	196,114	15,889,156
*	ABIOMED, Inc.	11,311	2,107,126
#*	Acadia Healthcare Co., Inc.	90,762	2,916,183
#*	ACADIA Pharmaceuticals, Inc.	11,433	456,634
#*	Accuray, Inc.	33,775	131,385
*	Acer Therapeutics, Inc.	819	3,112
»	Achillion Pharmaceuticals, Inc.	221,113	80,263
*	Addus HomeCare Corp.	14,054	1,325,854
*	Aduro Biotech, Inc.	29,220	49,090
#*	Adverum Biotechnologies, Inc.	56,337	556,046
*	Aeglea BioTherapeutics, Inc.	17,876	129,780
	Agilent Technologies, Inc.	111,385	9,195,946
#*	Agios Pharmaceuticals, Inc.	9,632	469,367
#*	Akebia Therapeutics, Inc.	87,468	631,519
*	Akorn, Inc.	95,596	146,262
*	Albireo Pharma, Inc.	9,695	220,077
*	Aldeyra Therapeutics, Inc.	14,742	78,722
*	Alexion Pharmaceuticals, Inc.	44,738	4,446,510
*	Align Technology, Inc.	36,980	9,507,558
*	Alkermes P.L.C.	27,027	470,540
	Allergan P.L.C.	60,237	11,242,634
*	Allscripts Healthcare Solutions, Inc.	208,406	1,788,123
#*	Alnylam Pharmaceuticals, Inc.	19,376	2,224,171
*	Alpine Immune Sciences, Inc.	1,694	4,997
#*	AMAG Pharmaceuticals, Inc.	7,668	67,938
*	Amedisys, Inc.	26,906	4,748,640
#*	American Renal Associates Holdings, Inc.	18,250	165,710
	AmerisourceBergen Corp.	99,693	8,529,733
	Amgen, Inc.	164,894	35,625,349
*	Amicus Therapeutics, Inc.	66,960	591,926
*	AMN Healthcare Services, Inc.	83,118	5,600,491
*	Amphastar Pharmaceuticals, Inc.	44,669	844,691
#*	AnaptysBio, Inc.	15,338	222,708
*	AngioDynamics, Inc.	50,149	690,552
*	ANI Pharmaceuticals, Inc.	16,144	1,000,928
#*	Anika Therapeutics, Inc.	16,824	691,635
	Anthem, Inc.	82,100	21,779,488
*	Apollo Endosurgery, Inc.	3,804	11,412
*	Applied Genetic Technologies Corp.	9,627	60,458
	Apyx Medical Corp.	21,789	165,379
*	Aravive, Inc.	6,843	68,430
*	Arcus Biosciences, Inc.	22,035	193,467

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Ardelyx, Inc.	52,822	$373,980
*	Arena Pharmaceuticals, Inc.	36,626	1,673,442
#*	Arrowhead Pharmaceuticals, Inc.	7,090	297,142
*	Assembly Biosciences, Inc.	28,175	494,753
#*	Assertio Therapeutics, Inc.	39,763	42,546
#*	Atara Biotherapeutics, Inc.	49,038	648,773
	Atrion Corp.	1,573	1,131,286
*	Avanos Medical, Inc.	57,600	1,586,304
#*	Avrobio, Inc.	6,376	138,550
*	AxoGen, Inc.	4,593	56,769
	Baxter International, Inc.	101,472	9,053,332
	Becton Dickinson and Co.	43,543	11,982,163
*	Biogen, Inc.	44,936	12,081,044
#*	BioLife Solutions, Inc.	4,113	56,718
*	BioMarin Pharmaceutical, Inc.	24,458	2,042,243
*	Bio-Rad Laboratories, Inc., Class A	15,190	5,482,375
*	BioSpecifics Technologies Corp.	7,011	414,210
	Bio-Techne Corp.	17,895	3,757,413
#*	BioTelemetry, Inc.	40,786	1,995,251
#*	Bluebird Bio, Inc.	13,460	1,072,627
*	Boston Scientific Corp.	165,559	6,931,955
	Bristol-Myers Squibb Co.	386,235	24,313,493
*	Brookdale Senior Living, Inc.	211,400	1,393,126
	Bruker Corp.	94,750	4,687,283
*	Calithera Biosciences, Inc.	42,656	255,936
#	Cantel Medical Corp.	27,844	1,811,531
#*	Capital Senior Living Corp.	30,415	84,858
#*	Cara Therapeutics, Inc.	4,836	77,860
	Cardinal Health, Inc.	114,710	5,874,299
*	Cardiovascular Systems, Inc.	4,460	202,439
*	Castlight Health, Inc., Class B	74,651	92,567
*	Catalent, Inc.	140,973	8,613,450
#*	Catalyst Biosciences, Inc.	4,256	30,218
#*	Cellular Biomedicine Group, Inc.	1,300	22,165
*	Centene Corp.	349,840	21,973,450
	Cerner Corp.	170,353	12,236,456
*	Charles River Laboratories International, Inc.	60,390	9,335,086
*	Chembio Diagnostics, Inc.	2,903	11,931
	Chemed Corp.	14,479	6,762,272
*	ChemoCentryx, Inc.	19,906	844,413
#*	Chiasma, Inc.	4,306	20,324
*	Chimerix, Inc.	43,891	72,420
#*	Cidara Therapeutics, Inc.	3,901	12,288
*	Cigna Corp.	131,831	25,361,648
*	Collegium Pharmaceutical, Inc.	4,465	89,813
#*	Community Health Systems, Inc.	45,027	193,166
	Computer Programs & Systems, Inc.	12,920	335,920
*	Concert Pharmaceuticals, Inc.	23,503	251,012
	CONMED Corp.	28,648	2,912,929
#*	Constellation Pharmaceuticals, Inc.	6,993	231,049
	Cooper Cos., Inc. (The)	19,448	6,746,317
#*	Corcept Therapeutics, Inc.	107,494	1,361,949
*	CorVel Corp.	19,547	1,789,919
#*	Corvus Pharmaceuticals, Inc.	12,238	67,554
#*	Covetrus, Inc.	24,314	299,062
*	CRISPR Therapeutics AG	6,561	340,844
*	Cross Country Healthcare, Inc.	39,133	387,417
#*	CryoLife, Inc.	34,272	1,019,249
#*	Cumberland Pharmaceuticals, Inc.	12,297	59,763

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cutera, Inc.	8,996	$253,507
	CVS Health Corp.	437,696	29,684,543
*	Cymabay Therapeutics, Inc.	50,683	78,052
*	CytomX Therapeutics, Inc.	32,340	239,963
	Danaher Corp.	97,780	15,729,869
*	DaVita, Inc.	116,580	9,311,245
*	Deciphera Pharmaceuticals, Inc.	48,074	3,010,875
#*	Denali Therapeutics, Inc.	22,377	518,251
	DENTSPLY SIRONA, Inc.	86,081	4,820,536
#*	Dermira, Inc.	17,864	338,523
*	DexCom, Inc.	8,806	2,120,045
*	Digirad Corp.	862	2,448
*	Diplomat Pharmacy, Inc.	78,065	310,699
#*	Dyadic International, Inc.	2,750	15,923
#*	Eagle Pharmaceuticals, Inc.	6,909	371,842
*	Edwards Lifesciences Corp.	21,200	4,661,032
#*	Eiger BioPharmaceuticals, Inc.	2,291	28,317
#*	Elanco Animal Health, Inc.	61,311	1,894,510
	Eli Lilly & Co.	171,412	23,935,972
#*	Eloxx Pharmaceuticals, Inc.	3,776	14,462
*	Emergent BioSolutions, Inc.	50,168	2,763,755
*	Enanta Pharmaceuticals, Inc.	18,878	972,972
	Encompass Health Corp.	128,110	9,868,313
*	Endo International P.L.C.	85,023	482,080
#*	Endologix, Inc.	5,099	5,099
#*	Enochian Biosciences, Inc.	13,353	59,154
	Ensign Group, Inc. (The)	64,263	2,904,688
	Envista Holdings Corp.	42,596	1,260,416
*	Enzo Biochem, Inc.	62,690	157,352
#*	Epizyme, Inc.	48,441	1,013,870
#*	Evelo Biosciences, Inc.	2,447	14,364
#*	Evolent Health, Inc., Class A	96,292	970,623
#*	Exact Sciences Corp.	18,289	1,705,998
*	Exelixis, Inc.	191,428	3,292,562
#*	FibroGen, Inc.	19,411	812,350
*	Five Prime Therapeutics, Inc.	27,064	127,742
#*	Flexion Therapeutics, Inc.	9,342	163,672
*	FONAR Corp.	4,738	100,019
#*	Fulgent Genetics, Inc.	2,085	27,897
#*	G1 Therapeutics, Inc.	36,104	698,973
	Gilead Sciences, Inc.	360,165	22,762,428
#*	Global Blood Therapeutics, Inc.	20,775	1,355,777
*	Globus Medical, Inc., Class A	51,448	2,689,701
*	GlycoMimetics, Inc.	33,333	142,665
*	Guardant Health, Inc.	9,620	731,505
*	Haemonetics Corp.	39,988	4,294,311
*	Halozyme Therapeutics, Inc.	15,424	292,748
#*	Hanger, Inc.	16,479	402,582
#*	Harvard Bioscience, Inc.	31,221	92,726
	HCA Healthcare, Inc.	23,046	3,198,785
#*	HealthEquity, Inc.	26,457	1,747,749
*	HealthStream, Inc.	31,090	794,350
#*	Henry Schein, Inc.	60,787	4,190,656
#*	Heron Therapeutics, Inc.	8,228	171,636
#*	Heska Corp.	3,504	351,066
	Hill-Rom Holdings, Inc.	85,379	9,092,010
*	HMS Holdings Corp.	71,942	1,965,455
*	Hologic, Inc.	197,703	10,581,065
*	Horizon Therapeutics P.L.C.	184,545	6,364,957

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Humana, Inc.	54,374	$18,282,714
#*	ICU Medical, Inc.	12,586	2,296,567
*	IDEXX Laboratories, Inc.	31,652	8,578,009
*	Illumina, Inc.	8,628	2,502,724
*	Incyte Corp.	25,048	1,830,257
*	Infinity Pharmaceuticals, Inc.	17,364	22,920
*	InfuSystem Holdings, Inc.	3,809	32,681
#*	Innoviva, Inc.	76,744	1,059,451
*	Inogen, Inc.	20,764	919,222
#*	Inovalon Holdings, Inc., Class A	21,381	433,179
#*	Insmed, Inc.	23,817	489,201
*	Inspire Medical Systems, Inc.	10,853	811,804
*	Insulet Corp.	6,319	1,226,139
*	Integer Holdings Corp.	26,683	2,278,728
#*	Integra LifeSciences Holdings Corp.	56,322	3,099,963
#*	Intellia Therapeutics, Inc.	40,445	481,700
*	Intra-Cellular Therapies, Inc.	51,660	1,172,165
#*	IntriCon Corp.	7,191	122,463
*	Intuitive Surgical, Inc.	9,363	5,241,220
	Invacare Corp.	40,299	309,899
#*	Ionis Pharmaceuticals, Inc.	16,444	959,014
#*	Iovance Biotherapeutics, Inc.	44,215	961,234
*	IQVIA Holdings, Inc.	67,604	10,495,521
*	IRIDEX Corp.	3,478	9,182
#*	Ironwood Pharmaceuticals Inc.	2,935	35,455
	IVERIC bio, Inc.	19,992	132,747
*	Jazz Pharmaceuticals P.L.C.	34,366	4,926,366
	Johnson & Johnson	811,788	120,850,880
#*	Jounce Therapeutics, Inc.	28,487	179,183
#*	Kadmon Holdings, Inc.	8,882	40,768
#*	Kala Pharmaceuticals, Inc.	17,388	103,632
#*	KalVista Pharmaceuticals, Inc.	14,835	226,976
#*	Karyopharm Therapeutics, Inc.	22,490	363,214
	Kewaunee Scientific Corp.	1,276	15,746
*	Kindred Biosciences, Inc.	33,036	288,404
#*	Kodiak Sciences, Inc.	2,330	142,293
*	Kura Oncology, Inc.	32,207	378,110
*	Laboratory Corp. of America Holdings	50,564	8,868,926
#*	Lannett Co., Inc.	22,129	180,130
*	Lantheus Holdings, Inc.	52,402	917,559
#	LeMaitre Vascular, Inc.	18,926	681,052
*	LHC Group, Inc.	36,341	5,296,701
#*	Ligand Pharmaceuticals, Inc.	20,156	1,769,898
*	LivaNova P.L.C.	33,811	2,298,134
	Luminex Corp.	40,939	928,701
*	MacroGenics, Inc.	41,093	380,110
#*	Madrigal Pharmaceuticals, Inc.	14,703	1,220,643
*	Magellan Health, Inc.	29,704	2,174,630
#*	Marinus Pharmaceuticals, Inc.	27,955	56,749
*	Masimo Corp.	28,290	4,826,274
	McKesson Corp.	72,185	10,294,303
*	MEDNAX, Inc.	92,351	2,130,538
*	Medpace Holdings, Inc.	34,236	2,928,890
	Medtronic P.L.C.	182,185	21,031,436
*	MEI Pharma, Inc.	12,900	29,541
*	Menlo Therapeutics, Inc.	23,115	106,329
	Merck & Co., Inc.	627,369	53,602,407
	Meridian Bioscience, Inc.	60,820	598,469
#*	Merit Medical Systems, Inc.	44,657	1,626,408

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	Merrimack Pharmaceuticals, Inc.	6,647	$20,406
#*	Mersana Therapeutics, Inc.	45,795	309,116
#	Mesa Laboratories, Inc.	3,467	909,879
*	Mettler-Toledo International, Inc.	9,121	6,906,239
	Millendo Therapeutics, Inc.	9,307	73,898
#*	Minerva Neurosciences, Inc.	40,129	326,249
*	Molecular Templates, Inc.	22,407	334,761
#*	Molina Healthcare, Inc.	66,038	8,120,693
*	Momenta Pharmaceuticals, Inc.	81,063	2,352,448
*	Mylan NV	221,891	4,752,905
#*	MyoKardia Inc.	2,441	166,061
#*	Myriad Genetics, Inc.	80,631	2,229,447
#*	Nabriva Therapeutics P.L.C.	29,403	39,694
	National HealthCare Corp.	17,792	1,493,105
	National Research Corp.	11,130	753,167
*	Natus Medical, Inc.	31,308	979,627
*	Neogen Corp.	27,994	1,883,156
*	NeoGenomics, Inc.	29,968	965,869
	Neoleukin Therapeutics, Inc.	3,500	43,260
*	Neurocrine Biosciences, Inc.	9,115	912,229
*	NextGen Healthcare, Inc.	62,291	863,353
#*	Novocure, Ltd.	7,368	600,197
*	NuVasive, Inc.	63,409	4,890,102
#*	ObsEva SA	7,523	26,707
*	Omnicell, Inc.	26,704	2,170,501
#*	OPKO Health, Inc.	58,663	85,061
*	Option Care Health, Inc.	8,203	34,289
*	OraSure Technologies, Inc.	59,723	421,047
*	Orthofix Medical, Inc.	18,760	811,558
*	Otonomy, Inc.	20,058	64,186
#*	Ovid therapeutics, Inc.	10,234	36,842
#	Owens & Minor, Inc.	67,528	422,725
*	Oxford Immunotec Global P.L.C.	23,059	356,953
*	Pacira BioSciences, Inc.	13,839	598,122
	Patterson Cos., Inc.	109,177	2,402,986
*	PDL BioPharma, Inc.	161,492	531,309
#*	Pennant Group, Inc.	32,131	848,258
#*	Penumbra, Inc.	2,958	519,011
	PerkinElmer, Inc.	47,598	4,401,863
	Perrigo Co. P.L.C.	78,660	4,486,766
#*	PetIQ, Inc.	20,575	612,106
*	Pfenex, Inc.	17,614	188,822
	Pfizer, Inc.	1,591,302	59,260,086
	Phibro Animal Health Corp., Class A	21,512	510,265
#*	Pieris Pharmaceuticals, Inc.	18,423	68,165
*	PRA Health Sciences, Inc.	51,907	5,258,698
#*	Premier, Inc., Class A	65,577	2,280,112
#*	Prestige Consumer Healthcare, Inc.	67,883	2,753,334
#*	Progenics Pharmaceuticals, Inc.	42,113	187,824
#*	Protagonist Therapeutics, Inc.	16,855	127,255
*	Prothena Corp. P.L.C.	41,695	507,428
*	Providence Service Corp. (The)	14,660	950,701
	Psychemedics Corp.	478	4,541
*	PTC Therapeutics, Inc.	1,107	57,011
#*	Pulse Biosciences, Inc.	2,315	32,410
	Quest Diagnostics, Inc.	67,054	7,420,866
*	Quidel Corp.	31,504	2,419,507
*	R1 RCM, Inc.	13,637	170,463
#*	Ra Pharmaceuticals, Inc.	12,555	588,453

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	RadNet, Inc.	39,944	$901,536
#*	Reata Pharmaceuticals Inc., Class A	1,527	334,092
*	Regeneron Pharmaceuticals, Inc.	13,041	4,407,076
#*	REGENXBIO, Inc.	36,222	1,576,744
*	Repligen Corp.	29,686	2,980,178
	ResMed, Inc.	46,588	7,406,094
*	Retrophin, Inc.	38,496	595,148
#*	Revance Therapeutics, Inc.	21,517	481,335
#*	Rhythm Pharmaceuticals, Inc.	16,829	295,181
#*	Rigel Pharmaceuticals, Inc.	103,303	233,465
#*	Rocket Pharmaceuticals, Inc.	21,473	439,767
*	RTI Surgical Holdings, Inc.	73,026	303,788
#*	Sage Therapeutics, Inc.	7,788	516,189
#*	Sangamo Therapeutics, Inc.	104,823	768,353
#*	Sarepta Therapeutics, Inc.	12,195	1,414,132
#*	Savara, Inc.	746	1,955
*	scPharmaceuticals, Inc.	3,700	22,570
*	SeaSpine Holdings Corp.	24,448	360,852
#*	Seattle Genetics, Inc.	16,801	1,821,060
*	Select Medical Holdings Corp.	191,155	4,365,980
*	Sientra, Inc.	34,734	210,488
#*	SIGA Technologies, Inc.	10,024	51,624
	Simulations Plus, Inc.	6,759	220,208
#*	Spectrum Pharmaceuticals, Inc.	100,348	253,880
*	Spero Therapeutics, Inc.	12,731	117,253
*	Spring Bank Pharmaceuticals, Inc.	2,715	3,394
#*	STAAR Surgical Co.	6,053	203,623
	STERIS P.L.C.	30,398	4,580,675
	Stryker Corp.	32,704	6,890,733
*	Supernus Pharmaceuticals, Inc.	58,613	1,340,479
*	Surgery Partners, Inc.	47,093	794,459
#*	Surmodics, Inc.	10,887	428,839
*	Syndax Pharmaceuticals, Inc.	14,272	133,871
#*	Syneos Health, Inc.	67,961	4,170,087
#*	Syros Pharmaceuticals, Inc.	25,586	180,637
*	Taro Pharmaceutical Industries, Ltd.	22,175	1,788,857
#*	Teladoc Health, Inc.	8,979	913,254
	Teleflex, Inc.	17,149	6,371,025
*	Tenet Healthcare Corp.	122,828	3,886,278
	Thermo Fisher Scientific, Inc.	67,644	21,185,424
#*	Tivity Health, Inc.	56,626	1,225,670
#*	Triple-S Management Corp., Class B	26,289	463,212
#*	Ultragenyx Pharmaceutical Inc.	5,873	308,626
*	United Therapeutics Corp.	55,347	5,405,741
	UnitedHealth Group, Inc.	228,707	62,311,222
	Universal Health Services, Inc., Class B	55,046	7,547,357
	US Physical Therapy, Inc.	12,786	1,497,752
	Utah Medical Products, Inc.	3,908	359,810
*	Vanda Pharmaceuticals, Inc.	50,448	643,212
*	Varex Imaging Corp.	43,871	1,213,033
*	Varian Medical Systems, Inc.	28,517	4,008,635
*	Veeva Systems, Inc., Class A	25,160	3,688,708
*	Vertex Pharmaceuticals, Inc.	13,281	3,015,451
#*	ViewRay, Inc.	7,940	24,773
#*	Vocera Communications, Inc.	2,944	64,856
#*	Waters Corp.	23,201	5,192,152
	West Pharmaceutical Services, Inc.	44,772	6,982,193
#*	Wright Medical Group NV	40,124	1,209,337
#*	Xencor, Inc.	55,408	1,880,548

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Zimmer Biomet Holdings, Inc.	62,343	$9,220,530
	Zoetis, Inc.	113,294	15,205,188
#*	Zogenix, Inc.	32,048	1,614,258
#*	Zynerba Pharmaceuticals, Inc.	3,973	20,024
TOTAL HEALTH CARE			1,233,401,435
INDUSTRIALS — (13.5%)
	3M Co.	136,359	21,634,719
	AAON, Inc.	74,999	3,932,948
	AAR Corp.	59,943	2,552,373
	ABM Industries, Inc.	82,460	3,145,024
*	Acacia Research Corp.	23,858	59,645
	ACCO Brands Corp.	129,368	1,117,740
	Acme United Corp.	1,355	32,398
	Acuity Brands, Inc.	30,155	3,554,370
	ADT, Inc.	24,156	149,767
*	Advanced Disposal Services, Inc.	64,747	2,133,414
	Advanced Drainage Systems, Inc.	55,748	2,317,444
*	AECOM	142,703	6,882,566
*	Aegion Corp.	31,723	663,011
#*	Aerojet Rocketdyne Holdings, Inc.	108,189	5,633,401
#*	Aerovironment, Inc.	26,314	1,752,776
	AGCO Corp.	88,531	6,209,564
	Air Lease Corp.	133,286	5,723,301
*	Air T, Inc.	720	14,508
*	Air Transport Services Group, Inc.	109,675	2,299,885
	Alamo Group, Inc.	11,204	1,395,570
	Alaska Air Group, Inc.	102,671	6,631,520
	Albany International Corp., Class A	35,332	2,465,114
#	Allegiant Travel Co.	20,484	3,442,131
	Allegion P.L.C.	54,111	6,997,635
	Allied Motion Technologies, Inc.	12,549	575,246
	Allison Transmission Holdings, Inc.	143,034	6,322,103
	Altra Industrial Motion Corp.	52,234	1,737,303
	AMERCO	15,147	5,623,627
#*	Ameresco, Inc., Class A	23,292	446,973
	American Airlines Group, Inc.	110,211	2,958,063
#*	American Superconductor Corp.	10,409	65,369
#*	American Woodmark Corp.	22,313	2,446,620
	AMETEK, Inc.	88,506	8,598,358
*	AMREP Corp.	2,552	15,560
	AO Smith Corp.	96,389	4,114,846
	Apogee Enterprises, Inc.	34,742	1,105,490
	Applied Industrial Technologies, Inc.	49,526	3,197,894
	ARC Document Solutions, Inc.	42,825	54,816
	ArcBest Corp.	18,043	402,539
	Arconic, Inc.	204,691	6,130,495
	Arcosa, Inc.	60,480	2,646,000
	Argan, Inc.	28,667	1,207,167
*	Armstrong Flooring, Inc.	31,206	110,469
	Armstrong World Industries, Inc.	50,555	5,072,183
*	ASGN, Inc.	61,338	4,151,969
#	Astec Industries, Inc.	28,253	1,165,154
*	Astronics Corp.	25,320	638,064
#*	Astronics Corp., Class B	15,064	379,989
*	Atkore International Group, Inc.	57,711	2,291,127
#*	Atlas Air Worldwide Holdings, Inc.	32,530	727,045
*	Avis Budget Group, Inc.	115,605	3,791,844
*	Axon Enterprise, Inc.	23,295	1,789,289

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AZZ, Inc.	31,874	$1,315,121
	Barnes Group, Inc.	69,815	4,410,214
	Barrett Business Services, Inc.	11,192	927,033
*	Beacon Roofing Supply, Inc.	80,716	2,672,507
	BG Staffing, Inc.	7,751	155,950
*	Blue Bird Corp.	9,860	194,538
*	BMC Stock Holdings, Inc.	81,129	2,367,750
	Boeing Co. (The)	76,928	24,483,875
	Brady Corp., Class A	49,275	2,728,357
	Briggs & Stratton Corp.	27,466	100,800
#*	BrightView Holdings, Inc.	4,617	72,949
	Brink's Co. (The)	63,012	5,304,980
*	Builders FirstSource, Inc.	136,993	3,396,741
#	BWX Technologies, Inc.	88,203	5,608,829
*	CAI International, Inc.	23,439	637,541
	Carlisle Cos., Inc.	46,196	7,217,201
*	Casella Waste Systems, Inc., Class A	42,430	2,171,992
	Caterpillar, Inc.	169,510	22,265,138
*	CBIZ, Inc.	74,325	2,006,775
*	CECO Environmental Corp.	35,553	270,203
#	CH Robinson Worldwide, Inc.	65,318	4,717,266
*	Chart Industries, Inc.	43,585	2,788,568
#*	Cimpress P.L.C.	38,848	4,647,386
#	Cintas Corp.	43,381	12,101,998
*	CIRCOR International, Inc.	23,971	995,516
*	Civeo Corp.	136,572	183,006
*	Clean Harbors, Inc.	71,334	5,865,081
#*	Colfax Corp.	97,120	3,414,739
	Columbus McKinnon Corp.	24,673	863,308
	Comfort Systems USA, Inc.	45,334	2,103,498
*	Commercial Vehicle Group, Inc.	56,952	284,190
	CompX International, Inc.	294	4,748
*	Construction Partners, Inc., Class A	36,067	605,204
*	Continental Building Products, Inc.	54,709	2,023,686
	Copa Holdings SA, Class A	24,894	2,438,616
*	Copart, Inc.	150,908	15,311,126
*	Cornerstone Building Brands, Inc.	96,858	831,042
	Costamare, Inc.	118,776	941,894
*	CoStar Group, Inc.	6,592	4,304,510
	Covanta Holding Corp.	220,850	3,308,333
*	Covenant Transportation Group, Inc., Class A	19,763	250,694
*	CPI Aerostructures, Inc.	7,107	46,906
	CRA International, Inc.	9,617	512,394
	Crane Co.	62,637	5,352,958
	CSW Industrials, Inc.	17,375	1,318,415
	CSX Corp.	311,864	23,807,698
#	Cubic Corp.	32,407	2,115,853
	Cummins, Inc.	76,533	12,242,984
	Curtiss-Wright Corp.	47,705	6,937,738
#*	Daseke, Inc.	15,884	48,208
	Deere & Co.	76,391	12,114,085
	Delta Air Lines, Inc.	338,350	18,859,629
#	Deluxe Corp.	62,432	3,009,222
	Donaldson Co., Inc.	88,075	4,566,689
	Douglas Dynamics, Inc.	35,005	1,835,312
	Dover Corp.	80,644	9,181,319
*	Ducommun, Inc.	13,169	539,007
*	DXP Enterprises, Inc.	19,774	685,565
#*	Dycom Industries, Inc.	45,595	1,842,950

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Eagle Bulk Shipping, Inc.	68,797	$223,590
	Eastern Co. (The)	4,389	121,575
	Eaton Corp. P.L.C.	120,015	11,337,817
*	Echo Global Logistics, Inc.	38,202	740,355
	EMCOR Group, Inc.	63,337	5,204,401
	Emerson Electric Co.	154,552	11,070,560
	Encore Wire Corp.	26,699	1,450,023
#*	Energy Recovery, Inc.	2,769	28,271
	Enerpac Tool Group Corp.	58,986	1,363,166
	EnerSys	49,887	3,589,869
	Ennis, Inc.	34,457	718,773
	EnPro Industries, Inc.	26,684	1,559,413
	Equifax, Inc.	24,050	3,605,095
	ESCO Technologies, Inc.	25,975	2,492,561
	Espey Manufacturing & Electronics Corp.	1,611	33,026
#*	Evoqua Water Technologies Corp.	10,318	206,050
#*	ExOne Co. (The)	9,959	69,613
	Expeditors International of Washington, Inc.	65,901	4,813,409
	Exponent, Inc.	50,000	3,638,500
	Fastenal Co.	182,444	6,363,647
	Federal Signal Corp.	71,942	2,313,655
	FedEx Corp.	97,812	14,147,528
	Flowserve Corp.	65,653	3,064,682
	Fluor Corp.	74,745	1,337,188
	Forrester Research, Inc.	19,318	799,186
	Fortive Corp.	68,450	5,128,958
	Fortune Brands Home & Security, Inc.	89,236	6,131,406
	Forward Air Corp.	36,968	2,419,556
*	Franklin Covey Co.	12,059	383,476
	Franklin Electric Co., Inc.	47,939	2,765,601
*	FreightCar America, Inc.	6,146	9,895
*	FTI Consulting, Inc.	54,607	6,556,116
#*	Gardner Denver Holdings, Inc.	97,311	3,436,051
	GATX Corp.	35,809	2,726,139
	Genco Shipping & Trading, Ltd.	41,999	330,532
*	Gencor Industries, Inc.	11,809	132,379
*	Generac Holdings, Inc.	82,517	8,547,936
	General Dynamics Corp.	64,163	11,256,757
	General Electric Co.	747,658	9,308,342
*	Gibraltar Industries, Inc.	36,956	2,014,841
*	GMS, Inc.	47,349	1,265,165
*	Goldfield Corp. (The)	31,656	107,630
	Gorman-Rupp Co. (The)	35,293	1,302,665
*	GP Strategies Corp.	20,022	266,493
	Graco, Inc.	111,411	5,921,495
#	GrafTech International, Ltd.	104,771	1,124,193
	Graham Corp.	7,838	143,279
	Granite Construction, Inc.	43,616	1,183,302
*	Great Lakes Dredge & Dock Corp.	75,977	795,479
	Greenbrier Cos., Inc. (The)	35,372	852,111
	Griffon Corp.	56,022	1,164,697
	H&E Equipment Services, Inc.	54,015	1,464,347
*	Harsco Corp.	108,658	1,619,004
#	Hawaiian Holdings, Inc.	77,951	2,173,274
#*	HC2 Holdings, Inc.	15,682	51,907
*	HD Supply Holdings, Inc.	144,444	5,884,649
#	Healthcare Services Group, Inc.	35,346	904,858
	Heartland Express, Inc.	115,676	2,161,984
#	HEICO Corp.	34,327	4,202,655

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	HEICO Corp., Class A	55,645	$5,350,267
	Heidrick & Struggles International, Inc.	25,795	733,094
	Helios Technologies, Inc.	35,924	1,527,488
*	Herc Holdings, Inc.	42,771	1,715,973
*	Heritage-Crystal Clean, Inc.	20,432	579,247
	Herman Miller, Inc.	85,547	3,306,392
*	Hertz Global Holdings, Inc.	167,760	2,643,898
	Hexcel Corp.	107,617	7,987,334
*	Hill International, Inc.	40,744	134,863
	Hillenbrand, Inc.	117,743	3,418,079
	HNI Corp.	59,435	2,137,877
	Honeywell International, Inc.	139,790	24,214,424
*	Houston Wire & Cable Co.	12,789	50,900
*	Hub Group, Inc., Class A	38,908	2,057,066
	Hubbell, Inc.	43,677	6,255,857
#*	Hudson Global, Inc.	1,869	22,447
#*	Hudson Technologies, Inc.	13,172	10,797
	Huntington Ingalls Industries, Inc.	41,775	10,903,275
	Hurco Cos., Inc.	8,108	253,780
*	Huron Consulting Group, Inc.	28,531	1,849,094
*	Huttig Building Products, Inc.	5,571	8,078
	Hyster-Yale Materials Handling, Inc.	15,181	819,622
*	IAA Inc.	110,625	5,228,137
	ICF International, Inc.	21,044	1,843,244
	IDEX Corp.	33,656	5,514,536
*	IES Holdings, Inc.	14,183	354,717
	Illinois Tool Works, Inc.	72,698	12,720,696
	Ingersoll-Rand P.L.C.	84,787	11,296,172
*	InnerWorkings, Inc.	85,242	353,754
*	Innovative Solutions & Support, Inc.	12,137	69,181
	Insperity, Inc.	50,491	4,411,399
	Insteel Industries, Inc.	26,337	589,159
	Interface, Inc.	77,195	1,241,296
	ITT, Inc.	91,601	6,144,595
	Jacobs Engineering Group, Inc.	51,313	4,747,992
	JB Hunt Transport Services, Inc.	43,499	4,694,847
*	JELD-WEN Holding, Inc.	121,055	2,890,793
*	JetBlue Airways Corp.	275,495	5,463,066
	John Bean Technologies Corp.	22,917	2,589,392
	Johnson Controls International P.L.C.	194,506	7,673,262
	Kadant, Inc.	13,178	1,404,775
	Kaman Corp.	33,678	2,078,606
	Kansas City Southern	50,400	8,501,976
#	KAR Auction Services, Inc.	149,684	3,146,358
	Kelly Services, Inc., Class A	41,582	738,496
	Kennametal, Inc.	103,754	3,246,463
	Kforce, Inc.	46,792	1,733,644
	Kimball International, Inc., Class B	64,808	1,217,094
*	Kirby Corp.	49,142	3,601,617
#	Knight-Swift Transportation Holdings, Inc.	164,321	6,093,023
	Knoll, Inc.	74,618	1,847,542
	Korn Ferry	64,344	2,636,817
*	Kratos Defense & Security Solutions, Inc.	100,085	1,835,559
	L3Harris Technologies, Inc.	25,928	5,738,644
	Landstar System, Inc.	27,561	3,052,381
*	Lawson Products, Inc.	6,706	316,657
*	LB Foster Co., Class A	10,130	171,805
	Lennox International, Inc.	17,322	4,035,680
#*	Limbach Holdings, Inc.	2,344	9,188

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Lincoln Electric Holdings, Inc.	59,616	$5,316,555
#	Lindsay Corp.	10,424	1,042,713
	Lockheed Martin Corp.	57,709	24,706,377
#*	LS Starrett Co. (The), Class A	2,592	14,593
	LSI Industries, Inc.	23,361	155,351
*	Lydall, Inc.	20,104	410,926
	Macquarie Infrastructure Corp.	53,850	2,375,323
*	Manitex International, Inc.	12,574	72,175
*	Manitowoc Co., Inc. (The)	39,244	567,076
	ManpowerGroup, Inc.	45,721	4,183,014
	Marten Transport, Ltd.	60,997	1,266,298
	Masco Corp.	74,631	3,546,465
*	Masonite International Corp.	38,747	2,910,287
*	MasTec, Inc.	84,560	4,883,340
*	Mastech Digital, Inc.	2,364	24,515
	Matson, Inc.	63,024	2,269,494
	Matthews International Corp., Class A	39,060	1,457,719
	McGrath RentCorp	33,064	2,556,508
*	Mercury Systems, Inc.	40,352	3,097,016
#*	Meritor, Inc.	97,569	2,137,737
*	Mesa Air Group, Inc.	27,580	235,533
*	Middleby Corp. (The)	42,464	4,762,762
	Miller Industries, Inc.	10,037	345,373
*	Mistras Group, Inc.	28,670	317,377
	Mobile Mini, Inc.	52,321	2,183,879
	Moog, Inc., Class A	38,692	3,467,190
*	MRC Global, Inc.	103,528	1,165,725
#	MSA Safety, Inc.	37,215	5,046,354
	MSC Industrial Direct Co., Inc., Class A	53,995	3,675,440
	Mueller Industries, Inc.	77,069	2,248,103
	Mueller Water Products, Inc., Class A	222,744	2,594,968
*	MYR Group, Inc.	25,013	718,373
#	National Presto Industries, Inc.	7,924	682,970
*	Navistar International Corp.	51,681	1,892,558
	Nielsen Holdings P.L.C.	134,084	2,735,314
*	NL Industries, Inc.	36,216	121,686
#	NN, Inc.	39,356	339,642
	Nordson Corp.	45,994	7,766,547
	Norfolk Southern Corp.	96,853	20,165,763
	Northrop Grumman Corp.	40,882	15,313,171
*	Northwest Pipe Co.	11,077	362,550
*	NOW, Inc.	124,323	1,244,473
#*	NV5 Global, Inc.	11,608	720,973
	nVent Electric P.L.C.	70,577	1,757,367
	Old Dominion Freight Line, Inc.	71,869	14,102,854
	Omega Flex, Inc.	3,089	325,581
*	Orion Group Holdings, Inc.	23,843	103,002
	Oshkosh Corp.	78,392	6,744,848
	Owens Corning	95,607	5,783,267
	PACCAR, Inc.	162,634	12,069,069
*	PAM Transportation Services, Inc.	5,543	296,052
	Pangaea Logistics Solutions, Ltd.	14,834	43,315
	Park Aerospace Corp.	19,413	300,319
	Parker-Hannifin Corp.	65,267	12,772,099
	Park-Ohio Holdings Corp.	14,894	437,884
	Patrick Industries, Inc.	38,092	1,976,213
	Patriot Transportation Holding, Inc.	1,695	20,340
	Pentair P.L.C.	132,057	5,669,207
*	Performant Financial Corp.	53,377	51,749

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Perma-Fix Environmental Services	1,601	$11,847
*	Perma-Pipe International Holdings, Inc.	2,769	25,004
*	PGT Innovations, Inc.	83,734	1,297,877
*	PICO Holdings, Inc.	11,695	116,365
#	Pitney Bowes, Inc.	181,947	680,482
	Powell Industries, Inc.	18,073	745,873
	Preformed Line Products Co.	4,777	260,920
	Primoris Services Corp.	62,925	1,342,190
*	Proto Labs, Inc.	16,397	1,697,089
#	Quad/Graphics, Inc.	60,556	257,363
	Quanex Building Products Corp.	42,959	761,233
	Quanta Services, Inc.	134,118	5,250,720
*	Radiant Logistics, Inc.	48,514	234,323
	Raven Industries, Inc.	33,279	1,043,629
	Raytheon Co.	53,816	11,890,107
*	RBC Bearings, Inc.	19,655	3,056,549
*	RCM Technologies, Inc.	6,052	16,522
#*	Red Violet, Inc.	746	15,823
	Regal Beloit Corp.	42,050	3,299,243
	Republic Services, Inc.	147,636	14,032,802
*	Resideo Technologies, Inc.	55,746	567,494
	Resources Connection, Inc.	48,687	741,260
	REV Group, Inc.	66,072	660,720
*	Rexnord Corp.	127,123	4,150,566
	Robert Half International, Inc.	70,875	4,122,799
	Rockwell Automation, Inc.	43,604	8,357,143
#	Rollins, Inc.	85,825	3,257,059
	Roper Technologies, Inc.	19,137	7,303,827
	Rush Enterprises, Inc., Class A	36,658	1,576,294
	Rush Enterprises, Inc., Class B	1,308	58,023
	Ryder System, Inc.	86,863	4,145,102
*	Saia, Inc.	33,038	2,877,610
	Schneider National, Inc., Class B	12,934	288,040
	Scorpio Bulkers, Inc.	70,964	260,438
#*	Sensata Technologies Holding P.L.C.	138,570	6,550,204
*	SIFCO Industries, Inc.	1,400	6,286
	Simpson Manufacturing Co., Inc.	48,044	3,971,797
#*	SiteOne Landscape Supply, Inc.	29,597	2,857,590
	SkyWest, Inc.	65,586	3,618,380
	Snap-on, Inc.	35,034	5,592,477
	Southwest Airlines Co.	285,281	15,684,749
*	SP Plus Corp.	26,783	1,119,797
	Spartan Motors, Inc.	32,820	557,940
	Spirit AeroSystems Holdings, Inc., Class A	77,839	5,084,443
*	Spirit Airlines, Inc.	88,323	3,627,426
*	SPX Corp.	49,028	2,405,804
*	SPX FLOW, Inc.	52,139	2,280,560
	Standex International Corp.	12,499	913,552
	Stanley Black & Decker, Inc.	65,913	10,501,918
	Steelcase, Inc., Class A	110,818	2,062,323
#*	Stericycle, Inc.	33,348	2,090,253
*	Sterling Construction Co., Inc.	28,096	370,165
#*	Sunrun, Inc.	131,754	2,243,771
	Systemax, Inc.	26,758	632,827
#*	Team, Inc.	32,574	443,006
*	Teledyne Technologies, Inc.	27,845	10,165,096
	Tennant Co.	21,274	1,642,778
	Terex Corp.	88,348	2,239,622
	Tetra Tech, Inc.	53,712	4,597,747

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Textainer Group Holdings, Ltd.	58,438	$553,408
	Textron, Inc.	146,297	6,719,421
*	Thermon Group Holdings, Inc.	36,693	869,624
	Timken Co. (The)	69,507	3,651,203
	Titan International, Inc.	68,665	196,382
*	Titan Machinery, Inc.	28,047	342,454
	Toro Co. (The)	80,842	6,468,977
#*	TPI Composites, Inc.	38,014	788,790
*	Transcat, Inc.	5,991	183,325
	TransDigm Group, Inc.	12,013	7,727,723
	TransUnion	43,924	4,027,831
#*	Trex Co., Inc.	58,144	5,712,067
*	TriMas Corp.	57,658	1,656,514
*	TriNet Group, Inc.	55,574	3,171,052
	Trinity Industries, Inc.	181,440	3,688,675
	Triton International, Ltd.	103,917	3,902,083
	Triumph Group, Inc.	43,407	886,805
*	TrueBlue, Inc.	49,115	1,076,110
#*	Tutor Perini Corp.	60,130	677,064
*	Twin Disc, Inc.	11,080	108,030
#*	U.S. Xpress Enterprises, Inc., Class A	15,607	85,214
*	Ultralife Corp.	10,343	71,884
	UniFirst Corp.	15,110	3,081,382
	Union Pacific Corp.	237,535	42,618,530
*	United Airlines Holdings, Inc.	208,186	15,572,313
	United Parcel Service, Inc., Class B	159,290	16,489,701
*	United Rentals, Inc.	60,012	8,143,028
	United Technologies Corp.	241,232	36,233,046
#*	Univar Solutions, Inc.	75,429	1,625,495
	Universal Forest Products, Inc.	74,546	3,570,753
	Universal Logistics Holdings, Inc.	25,915	437,963
#*	Upwork, Inc.	2,414	22,161
	US Ecology, Inc.	28,025	1,513,630
#*	USA Truck, Inc.	7,165	40,769
	Valmont Industries, Inc.	22,891	3,251,895
*	Vectrus, Inc.	12,323	687,007
	Verisk Analytics, Inc.	51,501	8,367,367
#*	Veritiv Corp.	17,364	244,485
	Viad Corp.	26,583	1,727,895
#*	Vicor Corp.	14,805	740,990
	Virco Manufacturing Corp.	2,861	11,530
*	Volt Information Sciences, Inc.	6,239	15,722
	VSE Corp.	12,191	379,262
	Wabash National Corp.	80,993	939,519
*	WABCO Holdings, Inc.	43,139	5,851,805
	Wabtec Corp.	53,254	3,933,340
	Waste Management, Inc.	103,920	12,647,064
	Watsco, Inc.	23,954	4,166,080
	Watsco, Inc., Class B	1,750	307,099
	Watts Water Technologies, Inc., Class A	28,582	2,849,911
#*	Welbilt, Inc.	109,890	1,658,240
	Werner Enterprises, Inc.	93,733	3,454,998
*	WESCO International, Inc.	60,409	2,924,400
#*	Willdan Group, Inc.	10,968	363,370
*	Willis Lease Finance Corp.	4,690	278,117
*	WillScot Corp.	103,402	1,949,128
	Woodward, Inc.	62,104	7,223,316
	WW Grainger, Inc.	24,242	7,337,326
#*	XPO Logistics, Inc.	137,833	12,256,110

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Xylem, Inc.	89,170	$7,281,622
TOTAL INDUSTRIALS			1,451,035,025
INFORMATION TECHNOLOGY — (21.4%)
#*	2U, Inc.	7,228	143,187
#*	3D Systems Corp.	110,740	1,205,959
*	Acacia Communications, Inc.	30,215	2,071,238
	Accenture P.L.C., Class A	145,896	29,939,318
*	ACI Worldwide, Inc.	139,016	4,789,101
#*	ACM Research, Inc., Class A	472	16,397
#*	Adesto Technologies Corp.	25,667	182,236
*	Adobe, Inc.	24,851	8,726,180
	ADTRAN, Inc.	50,098	453,387
*	Advanced Energy Industries, Inc.	41,577	2,907,895
*	Advanced Micro Devices, Inc.	88,181	4,144,507
*	Agilysys, Inc.	20,908	679,510
*	Airgain, Inc.	3,707	35,031
*	Akamai Technologies, Inc.	79,183	7,391,733
*	Alarm.com Holdings, Inc.	13,800	606,234
*	Alithya Group, Inc., Class A	12,595	36,400
*	ALJ Regional Holdings, Inc.	19,718	23,070
	Alliance Data Systems Corp.	28,773	2,957,577
*	Alpha & Omega Semiconductor, Ltd.	29,552	360,239
#*	Altair Engineering, Inc., Class A	3,949	145,916
#*	Alteryx, Inc., Class A	3,051	425,523
*	Ambarella, Inc.	29,564	1,748,415
	Amdocs, Ltd.	62,015	4,461,979
	American Software, Inc., Class A	22,622	337,746
*	Amkor Technology, Inc.	286,075	3,218,344
	Amphenol Corp., Class A	97,758	9,723,988
*	Amtech Systems, Inc.	13,453	69,014
	Analog Devices, Inc.	108,455	11,902,936
*	Anixter International, Inc.	41,080	4,009,408
*	ANSYS, Inc.	28,861	7,917,438
#*	Appfolio, Inc., Class A	7,360	967,398
	Apple, Inc.	1,485,898	459,900,290
	Applied Materials, Inc.	281,061	16,298,727
#*	Applied Optoelectronics, Inc.	9,865	111,475
*	Arista Networks, Inc.	21,133	4,719,844
*	Arlo Technologies, Inc.	70,902	302,752
*	Arrow Electronics, Inc.	76,010	5,772,199
*	Aspen Technology, Inc.	42,849	5,098,174
	AstroNova, Inc.	3,998	49,735
#*	Asure Software, Inc.	5,929	49,981
*	Atlassian Corp. P.L.C., Class A	4,739	696,633
*	Autodesk, Inc.	18,873	3,715,150
	Automatic Data Processing, Inc.	87,956	15,074,779
*	Avalara, Inc.	4,886	415,994
#*	Avaya Holdings Corp.	121,843	1,555,935
*	Aviat Networks, Inc.	2,990	40,485
*	Avid Technology, Inc.	38,187	320,962
	Avnet, Inc.	110,063	4,016,199
	AVX Corp.	117,260	2,376,860
*	Aware, Inc.	6,547	23,569
*	Axcelis Technologies, Inc.	36,882	890,700
*	AXT, Inc.	52,486	204,695
	Badger Meter, Inc.	39,109	2,309,778
	Bel Fuse, Inc., Class A	1,600	22,720
	Bel Fuse, Inc., Class B	10,720	185,670

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Belden, Inc.	53,148	$2,618,602
	Benchmark Electronics, Inc.	52,100	1,603,638
*	BK Technologies Corp.	766	2,183
*	Black Knight, Inc.	85,344	5,711,220
	Blackbaud, Inc.	30,986	2,427,133
#*	Blackline Inc.	9,804	599,711
	Booz Allen Hamilton Holding Corp.	97,819	7,633,795
*	Bottomline Technologies De, Inc.	17,340	929,424
*	Brightcove, Inc.	10,100	87,466
	Broadcom, Inc.	69,499	21,208,315
	Broadridge Financial Solutions, Inc.	58,348	6,952,164
	Brooks Automation, Inc.	64,249	2,446,602
*	BSQUARE Corp.	9,139	13,343
	Cabot Microelectronics Corp.	26,019	3,786,025
*	CACI International, Inc., Class A	24,183	6,467,502
*	Cadence Design Systems, Inc.	96,715	6,974,119
*	CalAmp Corp.	38,867	373,901
#*	Calix, Inc.	58,681	537,518
#*	Cardtronics P.L.C., Class A	55,506	2,497,770
	Cass Information Systems, Inc.	14,638	790,745
#*	CCUR Holdings, Inc.	5,474	24,086
	CDK Global, Inc.	52,612	2,824,212
	CDW Corp.	75,620	9,864,629
	Cerence Inc.	28,413	606,618
#*	Ceridian HCM Holding, Inc.	966	70,798
*	CEVA, Inc.	19,824	542,186
*	ChannelAdvisor Corp.	18,912	177,016
*	Ciena Corp.	148,389	6,034,981
*	Cirrus Logic, Inc.	68,583	5,267,860
	Cisco Systems, Inc.	1,202,069	55,259,112
	Citrix Systems, Inc.	37,090	4,496,050
*	Clearfield, Inc.	7,734	98,376
	Cognex Corp.	80,549	4,105,583
	Cognizant Technology Solutions Corp., Class A	165,341	10,148,631
#*	Coherent, Inc.	21,708	3,070,162
	Cohu, Inc.	48,266	1,079,710
#*	CommScope Holding Co., Inc.	109,769	1,337,535
	Communications Systems, Inc.	6,432	39,557
*	CommVault Systems, Inc.	10,144	456,683
*	Computer Task Group, Inc.	11,157	66,496
	Comtech Telecommunications Corp.	27,990	809,191
*	Conduent, Inc.	192,488	823,849
	CoreLogic, Inc.	99,910	4,645,815
*	Cornerstone OnDemand Inc.	11,984	704,659
	Corning, Inc.	290,852	7,762,840
#*	Coupa Software, Inc.	4,016	647,178
*	Cree, Inc.	80,541	3,744,351
	CSG Systems International, Inc.	39,407	1,963,257
	CTS Corp.	35,166	1,030,715
*	CyberOptics Corp.	4,601	103,384
	Cypress Semiconductor Corp.	282,554	6,591,985
	Daktronics, Inc.	45,909	270,863
*	DASAN Zhone Solutions, Inc.	15,810	140,077
*	Data I/O Corp.	5,845	23,731
*	Dell Technologies, Inc., Class C	25,939	1,265,045
#*	Diebold Nixdorf, Inc.	18,981	218,471
*	Digi International, Inc.	31,463	496,958
*	Diodes, Inc.	61,941	3,198,633
#*	DocuSign, Inc.	9,541	749,064

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Dolby Laboratories, Inc., Class A	46,631	$3,233,394
*	Dropbox, Inc., Class A	38,671	658,180
*	DSP Group, Inc.	20,898	302,185
	DXC Technology Co.	144,247	4,598,594
#	Ebix, Inc.	35,764	1,231,355
*	EchoStar Corp., Class A	45,300	1,807,697
*	eGain Corp.	3,704	26,669
*	EMCORE Corp.	21,229	71,542
*	Endurance International Group Holdings, Inc.	109,817	518,336
#*	Enphase Energy Inc.	56,172	1,770,541
	Entegris, Inc.	136,196	7,049,505
*	Envestnet, Inc.	16,689	1,316,261
*	EPAM Systems, Inc.	20,040	4,571,926
*	ePlus, Inc.	17,759	1,415,747
*	Euronet Worldwide, Inc.	45,560	7,182,078
	EVERTEC, Inc.	68,184	2,288,937
*	ExlService Holdings, Inc.	32,456	2,372,858
*	Extreme Networks, Inc.	17,695	104,401
*	F5 Networks, Inc.	26,777	3,270,007
*	Fabrinet	50,625	3,191,400
*	Fair Isaac Corp.	24,279	9,769,384
*	FARO Technologies, Inc.	19,942	1,030,204
	Fidelity National Information Services, Inc.	101,743	14,616,399
*	Finjan Holdings, Inc.	14,482	27,516
*	FireEye, Inc.	36,903	589,710
#*	First Solar, Inc.	78,838	3,908,788
*	Fiserv, Inc.	96,747	11,475,162
#*	Fitbit, Inc., Class A	268,299	1,749,309
*	FleetCor Technologies, Inc.	40,945	12,907,092
*	Flex, Ltd.	336,356	4,423,081
	FLIR Systems, Inc.	116,230	5,990,494
*	FormFactor, Inc.	97,119	2,458,082
*	Fortinet, Inc.	36,878	4,254,246
*	Frequency Electronics, Inc.	4,145	38,341
*	Gartner, Inc.	18,874	3,034,562
*	Genasys, Inc.	6,445	24,620
	Genpact, Ltd.	169,717	7,513,372
	Global Payments, Inc.	127,596	24,938,638
	GlobalSCAPE, Inc.	3,392	39,144
#*	Globant SA	21,262	2,608,847
*	GoDaddy, Inc., Class A	36,408	2,446,982
*	GSE Systems, Inc.	8,763	12,706
*	GSI Technology, Inc.	14,940	121,163
#*	GTT Communications, Inc.	60,847	721,037
#*	Guidewire Software, Inc.	21,831	2,455,987
	Hackett Group, Inc. (The)	41,660	643,855
*	Harmonic, Inc.	87,598	616,252
	Hewlett Packard Enterprise Co.	616,923	8,593,737
	HP, Inc.	341,492	7,280,609
*	HubSpot, Inc.	4,729	855,665
*	Ichor Holdings, Ltd.	30,018	1,002,301
*	Identiv, Inc.	1,600	7,584
#*	IEC Electronics Corp.	4,588	36,933
#*	II-VI, Inc.	89,726	3,019,280
#*	Immersion Corp.	31,194	228,340
#*	Infinera Corp.	200,143	1,475,054
*	Information Services Group, Inc.	22,709	61,314
*	Inphi Corp.	23,275	1,767,969
*	Inseego Corp.	10,653	71,482

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Insight Enterprises, Inc.	40,341	$2,657,262
	Intel Corp.	1,852,635	118,438,956
	InterDigital, Inc.	44,885	2,479,896
#*	Internap Corp.	11,119	11,119
	International Business Machines Corp.	253,782	36,476,087
*	inTEST Corp.	2,800	15,148
*	Intevac, Inc.	13,969	83,814
	Intuit, Inc.	34,921	9,791,150
*	IPG Photonics Corp.	38,485	4,913,380
*	Iteris, Inc.	21,217	107,358
*	Itron, Inc.	43,548	3,560,049
#	j2 Global, Inc.	55,871	5,355,794
	Jabil, Inc.	243,345	9,463,687
	Jack Henry & Associates, Inc.	39,557	5,915,354
	Juniper Networks, Inc.	193,883	4,447,676
	KBR, Inc.	179,400	4,879,680
	KEMET Corp.	69,897	1,820,118
*	Key Tronic Corp.	5,745	33,321
*	Keysight Technologies, Inc.	99,200	9,224,608
*	Kimball Electronics, Inc.	17,079	276,338
	KLA Corp.	59,798	9,910,921
*	Knowles Corp.	116,407	2,296,710
#*	Kopin Corp.	39,747	16,296
	Kulicke & Soffa Industries, Inc.	86,453	2,238,268
*	KVH Industries, Inc.	13,737	141,354
	Lam Research Corp.	83,915	25,024,292
*	Lattice Semiconductor Corp.	105,555	1,963,323
	Leidos Holdings, Inc.	84,551	8,494,839
*	Limelight Networks, Inc.	97,014	484,100
	Littelfuse, Inc.	20,488	3,624,532
*	LiveRamp Holdings, Inc.	75,374	3,033,050
	LogMeIn, Inc.	36,893	3,171,691
#*	Lumentum Holdings, Inc.	35,153	2,663,543
*	Luna Innovations, Inc.	21,473	175,864
#*	MACOM Technology Solutions Holdings, Inc.	62,704	1,782,048
#*	MagnaChip Semiconductor Corp.	16,223	218,199
*	Majesco	3,787	26,395
*	Manhattan Associates, Inc.	73,190	6,254,817
	ManTech International Corp., Class A	33,094	2,656,786
	Marvell Technology Group, Ltd.	259,076	6,228,187
	Mastercard, Inc., Class A	216,100	68,274,634
	Maxim Integrated Products, Inc.	86,501	5,200,440
	MAXIMUS, Inc.	75,629	5,426,381
*	MaxLinear, Inc.	66,481	1,295,715
	Methode Electronics, Inc.	42,516	1,392,399
#	Microchip Technology, Inc.	73,983	7,211,863
*	Micron Technology, Inc.	631,762	33,540,245
	Microsoft Corp.	1,706,556	290,507,028
*	MicroStrategy, Inc., Class A	8,582	1,304,721
*	Mimecast, Ltd.	4,759	242,852
*	Mitek Systems, Inc.	23,421	228,589
	MKS Instruments, Inc.	54,977	5,762,689
#*	MoneyGram International, Inc.	37,429	77,104
#*	MongoDB, Inc.	2,811	460,751
	Monolithic Power Systems, Inc.	24,423	4,180,485
	Motorola Solutions, Inc.	37,056	6,558,912
	MTS Systems Corp.	21,076	1,068,342
#*	Napco Security Technologies, Inc.	7,089	208,417
	National Instruments Corp.	70,927	3,165,472

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	NCR Corp.	95,736	$3,228,218
*	NeoPhotonics Corp.	41,502	316,660
	NetApp, Inc.	122,597	6,546,680
*	NETGEAR, Inc.	38,204	982,607
*	Netscout Systems, Inc.	90,602	2,329,377
*	NetSol Technologies, Inc.	3,510	14,567
	Network-1 Technologies, Inc.	8,087	20,137
*	New Relic, Inc.	4,156	274,338
	NIC, Inc.	54,808	1,081,362
	NortonLifeLock Inc.	156,816	4,456,711
*	Novanta, Inc.	28,542	2,589,616
*	Nuance Communications, Inc.	148,321	2,806,233
#*	Nutanix, Inc., Class A	7,357	238,882
	NVE Corp.	3,642	267,177
	NVIDIA Corp.	71,917	17,003,336
#*	Okta, Inc.	7,869	1,007,625
*	ON Semiconductor Corp.	440,330	10,193,639
*	OneSpan, Inc.	39,064	649,244
*	Onto Innovation Inc.	61,238	2,323,370
	Oracle Corp.	645,717	33,867,857
*	OSI Systems, Inc.	21,769	1,883,889
*	Palo Alto Networks, Inc.	5,065	1,189,161
#*	PAR Technology Corp.	8,164	277,821
	Paychex, Inc.	99,866	8,565,507
#*	Paycom Software, Inc.	37,116	11,808,827
*	Paylocity Holding Corp.	22,325	3,167,694
*	PayPal Holdings, Inc.	103,713	11,811,874
	PC Connection, Inc.	33,214	1,655,386
	PC-Tel, Inc.	14,847	119,518
#*	PDF Solutions, Inc.	36,748	579,148
	Pegasystems, Inc.	23,264	2,005,589
*	Perceptron, Inc.	8,358	51,067
#*	Perficient, Inc.	47,526	2,362,042
	Perspecta, Inc.	78,852	2,213,376
*	PFSweb, Inc.	15,487	66,749
*	Photronics, Inc.	80,157	1,024,406
*	Pixelworks, Inc.	15,908	63,632
#	Plantronics, Inc.	45,809	1,315,634
*	Plexus Corp.	42,331	3,010,581
	Power Integrations, Inc.	23,321	2,277,762
#*	Powerfleet, Inc.	4,988	37,610
*	PRGX Global, Inc.	19,607	77,644
	Progress Software Corp.	58,751	2,651,433
*	Proofpoint, Inc.	4,519	554,978
*	PTC, Inc.	21,547	1,790,987
*	Pure Storage, Inc., Class A	46,228	822,858
	QAD, Inc., Class A	8,284	426,212
	QAD, Inc., Class B	1,920	72,010
*	Qorvo, Inc.	79,280	8,392,581
	QUALCOMM, Inc.	407,518	34,765,361
#*	Qualys, Inc.	22,382	1,919,033
*	Rambus, Inc.	128,200	2,034,534
#*	RealNetworks, Inc.	65,004	85,805
#*	RealPage, Inc.	26,839	1,566,056
*	Ribbon Communications, Inc.	118,289	333,575
	Richardson Electronics, Ltd.	8,608	45,364
#*	RingCentral, Inc., Class A	6,933	1,425,286
*	Rogers Corp.	18,677	2,199,217
*	Rosetta Stone, Inc.	15,810	271,142

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Sabre Corp.	196,123	$4,224,489
*	SailPoint Technologies Holding, Inc.	14,819	371,809
*	salesforce.com, Inc.	40,698	7,419,652
*	Sanmina Corp.	84,596	2,693,537
#	Sapiens International Corp. NV	16,847	428,419
*	ScanSource, Inc.	31,397	1,095,441
	Science Applications International Corp.	58,570	5,140,689
*	Seachange International, Inc.	29,323	130,194
	Seagate Technology P.L.C.	118,040	6,727,100
#*	SecureWorks Corp., Class A	4,100	64,493
*	Semtech Corp.	54,038	2,604,091
*	ServiceNow, Inc.	6,357	2,150,128
*	ServiceSource International, Inc.	30,324	57,616
*	Silicon Laboratories, Inc.	21,126	2,076,897
	Skyworks Solutions, Inc.	104,842	11,862,872
#*	SMART Global Holdings, Inc.	26,976	813,596
*	SMTC Corp.	12,467	46,440
#*	SolarEdge Technologies, Inc.	51,220	5,012,389
*	Splunk, Inc.	7,924	1,230,280
*	SPS Commerce, Inc.	19,978	1,135,350
*	Square, Inc., Class A	9,357	698,874
	SS&C Technologies Holdings, Inc.	86,673	5,461,266
*	StarTek, Inc.	29,265	223,292
*	Steel Connect, Inc.	53,705	75,187
#*	Stratasys, Ltd.	64,399	1,157,894
*	Super Micro Computer, Inc.	8,627	241,211
*	Sykes Enterprises, Inc.	52,599	1,766,800
*	Synacor, Inc.	3,670	5,505
*	Synaptics, Inc.	37,483	2,499,741
#*	Synchronoss Technologies, Inc.	30,922	168,989
	SYNNEX Corp.	56,884	7,836,340
*	Synopsys, Inc.	44,219	6,522,745
	TE Connectivity, Ltd.	140,789	12,977,930
*	Tech Data Corp.	44,291	6,375,247
#*	Telaria, Inc.	13,691	138,964
*	Telenav, Inc.	35,217	158,124
#*	Teradata Corp.	145,987	3,553,324
	Teradyne, Inc.	146,658	9,677,961
	TESSCO Technologies, Inc.	6,626	41,081
	Texas Instruments, Inc.	234,129	28,247,664
	TiVo Corp.	101,944	742,152
#*	Trade Desk, Inc. (The), Class A	8,174	2,200,277
	TransAct Technologies, Inc.	6,652	69,979
*	Trimble, Inc.	75,411	3,206,476
	TTEC Holdings, Inc.	53,568	2,127,721
#*	TTM Technologies, Inc.	128,870	1,854,439
#*	Twilio, Inc., Class A	15,027	1,868,457
*	Tyler Technologies, Inc.	6,954	2,250,871
#	Ubiquiti, Inc.	31,092	5,081,055
*	Ultra Clean Holdings, Inc.	46,723	1,075,096
#*	Unisys Corp.	20,516	199,210
	Universal Display Corp.	11,976	2,109,812
*	Upland Software, Inc.	4,874	190,281
*	Veeco Instruments, Inc.	59,239	755,297
*	Verint Systems, Inc.	52,741	3,058,978
*	VeriSign, Inc.	25,047	5,213,283
#*	ViaSat, Inc.	39,920	2,540,908
*	Viavi Solutions, Inc.	203,831	2,874,017
*	Virtusa Corp.	34,357	1,430,625

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Visa, Inc., Class A	398,435	$79,276,612
	Vishay Intertechnology, Inc.	154,327	3,131,295
*	Vishay Precision Group, Inc.	10,529	363,672
#*	VMware, Inc., Class A	13,167	1,949,506
	Wayside Technology Group, Inc.	3,335	53,527
	Western Digital Corp.	135,323	8,863,656
	Western Union Co. (The)	181,401	4,879,687
*	WEX, Inc.	28,955	6,280,919
*	Workday, Inc., Class A	3,900	720,057
*	Xerox Holdings Corp.	133,160	4,736,501
	Xilinx, Inc.	95,771	8,090,734
	Xperi Corp.	59,761	961,554
*	Zebra Technologies Corp., Class A	42,686	10,202,808
#*	Zendesk, Inc.	8,942	772,589
#*	Zix Corp.	18,593	125,503
#*	Zscaler, Inc.	4,824	270,578
TOTAL INFORMATION TECHNOLOGY			2,294,192,774
MATERIALS — (3.8%)
#	Advanced Emissions Solutions, Inc.	1,692	19,272
*	AdvanSix, Inc.	36,394	681,296
#*	AgroFresh Solutions, Inc.	19,213	44,958
	Air Products & Chemicals, Inc.	38,463	9,181,503
#*	AK Steel Holding Corp.	254,872	703,447
	Albemarle Corp.	63,888	5,128,929
*	Alcoa Corp.	87,091	1,214,919
#*	Allegheny Technologies, Inc.	98,654	1,701,781
*	Amcor, PLC.	554,262	5,869,635
	American Vanguard Corp.	40,452	755,643
#*	Ampco-Pittsburgh Corp.	3,640	10,556
	AptarGroup, Inc.	73,152	8,449,788
	Ashland Global Holdings, Inc.	39,372	2,912,741
	Avery Dennison Corp.	73,397	9,632,622
*	Axalta Coating Systems, Ltd.	211,617	6,096,686
	Balchem Corp.	30,150	3,256,803
	Ball Corp.	185,037	13,355,971
*	Berry Global Group, Inc.	109,212	4,643,694
	Boise Cascade Co.	49,459	1,790,416
	Cabot Corp.	58,563	2,333,736
	Carpenter Technology Corp.	59,378	2,359,682
	Celanese Corp.	86,305	8,932,567
*	Century Aluminum Co.	96,028	507,988
	CF Industries Holdings, Inc.	115,649	4,658,342
	Chase Corp.	10,726	986,470
#	Chemours Co. (The)	108,352	1,502,842
*	Clearwater Paper Corp.	18,322	516,680
#	Cleveland-Cliffs, Inc.	289,795	2,034,361
*	Coeur Mining, Inc.	284,553	1,715,855
	Commercial Metals Co.	145,236	2,984,600
	Compass Minerals International, Inc.	42,409	2,455,057
*	Contango ORE, Inc.	780	14,976
#*	Core Molding Technologies, Inc.	6,699	21,169
*	Corteva, Inc.	163,332	4,723,561
*	Crown Holdings, Inc.	96,831	7,168,399
	Domtar Corp.	80,327	2,796,986
*	Dow, Inc.	167,706	7,726,215
	DuPont de Nemours, Inc.	132,045	6,758,063
	Eagle Materials, Inc.	33,680	3,070,606
	Eastman Chemical Co.	86,161	6,140,694

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ecolab, Inc.	28,663	$5,621,101
*	Element Solutions, Inc.	302,466	3,538,852
*	Ferro Corp.	109,934	1,503,897
*	Ferroglobe P.L.C.	116,616	99,392
#*	Flotek Industries, Inc.	43,297	73,605
	FMC Corp.	55,416	5,297,215
	Freeport-McMoRan, Inc.	545,789	6,058,258
	Friedman Industries, Inc.	5,121	30,058
	FutureFuel Corp.	43,253	474,053
*	GCP Applied Technologies, Inc.	83,417	1,853,526
	Gold Resource Corp.	70,007	385,039
	Graphic Packaging Holding Co.	456,613	7,136,861
	Greif, Inc., Class A	37,608	1,520,115
	Greif, Inc., Class B	12,847	608,948
	Hawkins, Inc.	12,128	506,708
	Haynes International, Inc.	15,440	413,946
	HB Fuller Co.	62,098	2,869,549
#	Hecla Mining Co.	575,847	1,744,816
	Huntsman Corp.	345,609	7,105,721
*	Ingevity Corp.	34,911	2,276,895
	Innophos Holdings, Inc.	23,873	762,981
	Innospec, Inc.	25,734	2,592,186
#	International Flavors & Fragrances, Inc.	19,260	2,525,179
	International Paper Co.	222,109	9,044,278
*	Intrepid Potash, Inc.	153,694	365,792
	Kaiser Aluminum Corp.	12,565	1,258,385
*	Koppers Holdings, Inc.	24,108	756,509
*	Kraton Corp.	40,048	658,790
#	Kronos Worldwide, Inc.	83,977	910,311
	Linde P.L.C.	50,058	10,168,282
#*	Livent Corp.	138,454	1,302,852
	Louisiana-Pacific Corp.	150,572	4,619,549
*	LSB Industries, Inc.	29,408	88,812
	LyondellBasell Industries NV, Class A	129,807	10,106,773
	Martin Marietta Materials, Inc.	26,524	6,997,031
	Materion Corp.	26,150	1,419,945
	Mercer International, Inc.	83,349	917,672
	Minerals Technologies, Inc.	43,020	2,328,673
	Mosaic Co. (The)	153,756	3,050,519
	Myers Industries, Inc.	67,583	1,093,493
	Neenah, Inc.	22,884	1,524,990
	NewMarket Corp.	7,928	3,485,307
	Newmont Corp.	176,118	7,935,877
#	Nexa Resources SA	3,500	27,755
	Northern Technologies International Corp.	5,456	77,475
	Nucor Corp.	151,767	7,207,415
	O-I Glass, Inc.	193,419	2,440,948
	Olin Corp.	234,289	3,483,877
	Olympic Steel, Inc.	14,816	217,795
*	OMNOVA Solutions, Inc.	63,080	637,739
	Packaging Corp. of America	63,610	6,090,657
	PH Glatfelter Co.	48,803	815,010
	PolyOne Corp.	93,130	3,090,053
	PPG Industries, Inc.	115,789	13,876,154
*	PQ Group Holdings, Inc.	3,040	46,542
#	Quaker Chemical Corp.	11,534	1,914,875
#*	Ramaco Resources, Inc.	6,117	18,779
	Rayonier Advanced Materials, Inc.	61,501	189,423
	Reliance Steel & Aluminum Co.	71,129	8,165,609

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Resolute Forest Products, Inc.	96,309	$336,118
	Royal Gold, Inc.	47,315	5,456,366
	RPM International, Inc.	100,484	7,171,543
*	Ryerson Holding Corp.	35,653	365,443
	Schnitzer Steel Industries, Inc., Class A	31,040	499,123
	Schweitzer-Mauduit International, Inc.	39,405	1,380,357
	Scotts Miracle-Gro Co. (The)	49,063	6,021,993
	Sealed Air Corp.	80,023	2,840,816
	Sensient Technologies Corp.	53,745	3,211,264
	Sherwin-Williams Co. (The)	18,828	10,487,008
	Silgan Holdings, Inc.	128,720	3,972,299
	Sonoco Products Co.	111,793	6,387,852
#	Southern Copper Corp.	22,465	846,481
	Steel Dynamics, Inc.	195,556	5,843,213
	Stepan Co.	28,889	2,849,900
*	Summit Materials, Inc., Class A	136,643	3,002,047
	SunCoke Energy, Inc.	112,410	660,971
*	Synalloy Corp.	5,922	75,979
	Tecnoglass, Inc.	19,302	146,116
#*	TimkenSteel Corp.	62,845	400,951
*	Trecora Resources	20,945	141,798
	Tredegar Corp.	34,968	711,599
	Trinseo SA	49,458	1,420,434
*	Tronox Holdings P.L.C., Class A	156,758	1,326,173
*	UFP Technologies, Inc.	5,584	260,382
	United States Lime & Minerals, Inc.	5,417	486,176
#	United States Steel Corp.	196,513	1,782,373
*	Universal Stainless & Alloy Products, Inc.	9,341	123,768
#*	US Concrete, Inc.	21,479	764,438
	Valvoline, Inc.	121,136	2,553,547
*	Venator Materials P.L.C	68,979	189,002
*	Verso Corp., Class A	39,389	663,705
	Vulcan Materials Co.	44,838	6,350,406
#	Warrior Met Coal, Inc.	63,386	1,195,460
	Westlake Chemical Corp.	79,109	4,841,471
	WestRock Co.	125,734	4,903,626
	Worthington Industries, Inc.	74,578	2,742,979
	WR Grace & Co.	40,003	2,694,602
TOTAL MATERIALS			411,300,135
REAL ESTATE — (0.3%)
#*	Altisource Asset Management Corp.	743	10,038
#*	Altisource Portfolio Solutions SA	8,399	156,221
*	CBRE Group, Inc., Class A	182,441	11,138,023
*	CKX Lands, Inc.	39	378
	Consolidated-Tomoka Land Co.	5,564	353,091
#*	Cushman & Wakefield PLC	584	11,225
#*	Five Point Holdings LLC, Class A	3,182	25,806
#*	Forestar Group, Inc.	6,970	141,282
*	FRP Holdings, Inc.	10,189	482,347
	Griffin Industrial Realty, Inc.	3,069	124,295
*	Howard Hughes Corp. (The)	32,393	3,941,580
	Jones Lang LaSalle, Inc.	47,662	8,093,961
	Kennedy-Wilson Holdings, Inc.	163,243	3,519,519
*	Marcus & Millichap, Inc.	49,446	1,750,388
	Newmark Group, Inc., Class A	167,531	1,971,840
*	Rafael Holdings, Inc., Class B	16,232	328,536
	RE/MAX Holdings, Inc., Class A	21,136	809,086
	RMR Group, Inc. (The), Class A	12,637	582,187

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	St Joe Co. (The)	67,107	$1,409,918
*	Stratus Properties, Inc.	7,316	217,651
*	Tejon Ranch Co.	29,703	478,218
#*	Trinity Place Holdings, Inc.	16,037	52,922
TOTAL REAL ESTATE			35,598,512
UTILITIES — (2.2%)
	AES Corp.	259,356	5,150,810
	ALLETE, Inc.	28,503	2,379,430
	Alliant Energy Corp.	46,351	2,751,395
	Ameren Corp.	53,056	4,353,245
	American Electric Power Co., Inc.	37,600	3,918,672
	American States Water Co.	26,118	2,313,010
	American Water Works Co., Inc.	39,126	5,328,961
*	AquaVenture Holdings, Ltd.	30,325	818,775
	Artesian Resources Corp., Class A	6,355	239,711
	Atlantica Yield P.L.C.	92,208	2,648,675
	Atmos Energy Corp.	35,933	4,205,239
#	Avangrid, Inc.	24,409	1,300,023
	Avista Corp.	39,964	2,032,169
	Black Hills Corp.	40,178	3,335,979
#	California Water Service Group	43,574	2,290,249
	CenterPoint Energy, Inc.	89,595	2,372,476
	Chesapeake Utilities Corp.	14,778	1,421,791
	Clearway Energy, Inc., Class A	22,752	470,739
	Clearway Energy, Inc., Class C	47,356	1,002,527
	CMS Energy Corp.	57,732	3,955,219
	Consolidated Edison, Inc.	66,024	6,206,256
	Consolidated Water Co., Ltd.	8,030	137,393
	Dominion Energy, Inc.	63,687	5,461,160
	DTE Energy Co.	40,700	5,397,227
	Duke Energy Corp.	54,146	5,286,274
	Edison International	78,669	6,022,112
	El Paso Electric Co.	35,161	2,394,113
	Entergy Corp.	43,092	5,667,460
	Essential Utilities, Inc.	70,122	3,642,137
	Evergy, Inc.	77,224	5,572,484
	Eversource Energy	70,335	6,501,767
	Exelon Corp.	70,755	3,367,230
	FirstEnergy Corp.	117,721	5,979,050
#	Genie Energy, Ltd., Class B	15,076	108,999
#	Hawaiian Electric Industries, Inc.	46,687	2,283,461
	IDACORP, Inc.	27,260	3,058,299
	MDU Resources Group, Inc.	130,696	3,869,909
	MGE Energy, Inc.	30,533	2,440,503
	Middlesex Water Co.	14,184	925,648
	National Fuel Gas Co.	37,254	1,609,000
	New Jersey Resources Corp.	65,976	2,726,128
	NextEra Energy, Inc.	36,954	9,911,063
	NiSource, Inc.	106,538	3,122,629
	Northwest Natural Holding Co.	25,919	1,901,936
	NorthWestern Corp.	41,554	3,198,411
	NRG Energy, Inc.	268,431	9,902,420
	OGE Energy Corp.	77,354	3,546,681
	ONE Gas, Inc.	29,343	2,772,914
#	Ormat Technologies, Inc.	52,901	4,192,933
	Otter Tail Corp.	36,029	1,929,713
	Pattern Energy Group, Inc., Class A	89,943	2,420,366
	Pinnacle West Capital Corp.	23,622	2,307,633

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
PNM Resources, Inc.	61,329	$3,325,872
Portland General Electric Co.	53,704	3,302,796
PPL Corp.	156,485	5,663,192
Public Service Enterprise Group, Inc.	105,766	6,261,347
* Pure Cycle Corp.	13,614	176,846
RGC Resources, Inc.	4,261	107,889
Sempra Energy	19,816	3,183,242
SJW Group	21,754	1,595,656
South Jersey Industries, Inc.	65,039	2,003,201
Southern Co. (The)	77,391	5,448,326
Southwest Gas Holdings, Inc.	25,612	1,933,962
Spark Energy, Inc., Class A	6,094	57,832
Spire, Inc.	23,955	2,019,886
TerraForm Power, Inc., Class A	43,630	789,267
UGI Corp.	89,981	3,742,310
Unitil Corp.	12,837	791,915
Vistra Energy Corp.	298,203	6,715,532
# WEC Energy Group, Inc.	67,601	6,752,664
Xcel Energy, Inc.	56,192	3,887,925
York Water Co. (The)	9,812	464,696
TOTAL UTILITIES		234,376,760
TOTAL COMMON STOCKS		10,442,795,067
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	9,450	257,513
INDUSTRIALS — (0.0%)
Air T Funding	38	953
TOTAL PREFERRED STOCKS		258,466
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/2024	1,207	0
HEALTH CARE — (0.0%)
*» Bristol-Myers Squibb Co. 03/31/21	7,992	27,812
#*» Cidara Therapeutics, Inc. Rights 02/10/2020	896	573
TOTAL HEALTH CARE		28,385
TOTAL RIGHTS/WARRANTS		28,385
TOTAL INVESTMENT SECURITIES (Cost $5,779,492,158)		10,443,081,918

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	24,412,473	24,412,473
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	24,179,862	279,809,361
TOTAL INVESTMENTS — (100.0%)
(Cost $6,083,661,044)^^			$10,747,303,752

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$761,854,600	—	—	$761,854,600
Consumer Discretionary	1,280,237,326	$3,654	—	1,280,240,980
Consumer Staples	603,964,854	—	—	603,964,854
Energy	427,989,822	—	—	427,989,822
Financials	1,708,809,974	30,196	—	1,708,840,170
Health Care	1,233,321,172	80,263	—	1,233,401,435
Industrials	1,451,035,025	—	—	1,451,035,025
Information Technology	2,294,192,774	—	—	2,294,192,774
Materials	411,300,135	—	—	411,300,135
Real Estate	35,598,512	—	—	35,598,512
Utilities	234,376,760	—	—	234,376,760
Preferred Stocks
Communication Services	257,513	—	—	257,513
Industrials	953	—	—	953
Rights/Warrants
Health Care	—	28,385	—	28,385
Temporary Cash Investments	24,412,473	—	—	24,412,473
Securities Lending Collateral	—	279,809,361	—	279,809,361
TOTAL	$10,467,351,893	$279,951,859	—	$10,747,303,752

Tax-Managed DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value»
COMMON STOCKS — (98.6%)
AUSTRALIA — (5.8%)
AMP, Ltd.	2,249,286	$2,714,209
Aurizon Holdings, Ltd.	173,465	621,786
Australia & New Zealand Banking Group, Ltd.	2,096,048	35,679,691
Bank of Queensland, Ltd.	162,386	825,585
Bendigo & Adelaide Bank, Ltd.	408,539	2,820,896
BlueScope Steel, Ltd.	989,921	9,264,641
Boral, Ltd.	1,074,267	3,540,299
Challenger, Ltd.	70,533	417,584
Crown Resorts, Ltd.	31,033	241,241
Downer EDI, Ltd.	680,607	3,333,986
Fortescue Metals Group, Ltd.	2,668,674	19,769,069
Harvey Norman Holdings, Ltd.	940,640	2,639,690
Incitec Pivot, Ltd.	1,149,759	2,496,411
National Australia Bank, Ltd.	835,484	14,271,833
Newcrest Mining, Ltd.	453,595	9,080,985
Oil Search, Ltd.	1,123,691	5,370,858
Origin Energy, Ltd.	1,244,799	6,733,951
QBE Insurance Group, Ltd.	607,068	5,526,215
Qube Holdings, Ltd.	137,805	314,115
Rio Tinto, Ltd.	135	8,760
Santos, Ltd.	2,319,751	13,314,017
South32, Ltd.	7,568,947	12,987,525
Star Entertainment Grp, Ltd. (The)	842,380	2,326,283
Suncorp Group, Ltd.	1,136,470	9,708,484
Tabcorp Holdings, Ltd.	1,518,842	4,727,752
Westpac Banking Corp.	1,392,105	23,264,061
Westpac Banking Corp., Sponsored ADR	10,974	182,498
Woodside Petroleum, Ltd.	1,003,276	22,985,591
Worley, Ltd.	215,076	2,149,817
TOTAL AUSTRALIA		217,317,833
AUSTRIA — (0.1%)
Erste Group Bank AG	27,558	1,011,856
Raiffeisen Bank International AG	116,827	2,661,205
Verbund AG	1,156	61,126
TOTAL AUSTRIA		3,734,187
BELGIUM — (1.2%)
Ageas	207,329	11,432,439
KBC Group NV	179,942	13,203,301
Proximus SADP	2,832	80,690
Solvay SA	86,655	8,980,948
UCB SA	114,937	10,576,752
TOTAL BELGIUM		44,274,130
CANADA — (8.5%)
Agnico Eagle Mines, Ltd.	47,668	2,946,836
AltaGas, Ltd.	111,722	1,798,999
Bank of Montreal	111,240	8,483,794
Bank of Montreal	423,189	32,255,466
Bank of Nova Scotia (The)	213,337	11,651,805
Bank of Nova Scotia (The)	358,569	19,585,039
Barrick Gold Corp.	451,382	8,359,810
Barrick Gold Corp.	38,527	713,520

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cameco Corp.	127,081	$1,025,544
	Canadian Imperial Bank of Commerce	155,928	12,715,543
	Canadian Imperial Bank of Commerce	120,151	9,788,702
	Canadian Natural Resources, Ltd.	1,045,750	29,416,947
	Cenovus Energy, Inc.	107,500	935,772
	Cenovus Energy, Inc.	429,409	3,740,152
	Empire Co., Ltd., Class A	3,543	82,190
	Fairfax Financial Holdings, Ltd.	23,867	10,679,554
	First Quantum Minerals, Ltd.	475,369	3,721,338
#	Genworth MI Canada, Inc.	42,300	1,866,647
	Great-West Lifeco, Inc.	34,291	888,498
	Husky Energy, Inc.	558,772	3,635,355
	iA Financial Corp., Inc.	155,214	8,541,813
	Imperial Oil, Ltd.	217,898	5,159,825
*	Kinross Gold Corp.	1,947,880	9,876,284
	Lundin Mining Corp.	738,241	3,871,386
	Magna International, Inc.	445,862	22,600,745
	Manulife Financial Corp.	422,548	8,231,289
	Manulife Financial Corp.	566,432	11,028,431
	Metro, Inc.	6,434	262,290
	Nutrien, Ltd.	9,402	401,329
	Nutrien, Ltd.	236,946	10,115,233
	Onex Corp.	15,406	988,340
	SNC-Lavalin Group, Inc.	2,704	62,196
*	Stars Group, Inc. (The)	82,859	1,977,016
	Sun Life Financial, Inc.	210,265	9,886,660
	Suncor Energy, Inc.	798,401	24,403,299
	Suncor Energy, Inc.	613,987	18,781,862
	Teck Resources, Ltd., Class A	600	8,723
	Teck Resources, Ltd., Class B	192,988	2,493,649
	Teck Resources, Ltd., Class B	592,686	7,651,576
	TMX Group, Ltd.	35,952	3,326,524
	Tourmaline Oil Corp.	3,516	35,468
	West Fraser Timber Co., Ltd.	4,366	174,917
	Wheaton Precious Metals Corp.	76,973	2,266,855
TOTAL CANADA			316,437,221
DENMARK — (2.0%)
	AP Moller - Maersk A.S., Class A	1,305	1,466,452
	AP Moller - Maersk A.S., Class B	2,751	3,289,546
	Carlsberg A.S., Class B	83,957	12,260,553
	Danske Bank A.S.	258,347	4,312,659
*	Demant A.S.	42,834	1,389,016
	DSV Panalpina A.S.	161,387	17,521,585
	H Lundbeck A.S.	79,052	3,359,106
	ISS A.S.	134,410	3,255,739
	Novozymes A.S., Class B	77,014	4,015,417
	Rockwool International A.S., Class B	3,752	874,739
	Tryg A.S.	62,921	1,906,497
	Vestas Wind Systems A.S.	222,153	22,052,558
TOTAL DENMARK			75,703,867
FINLAND — (1.0%)
	Fortum Oyj	221,675	5,364,511
	Nokia Oyj	57,605	224,239
	Nordea Bank Abp	874,513	6,898,472
	Nordea Bank Abp	632,773	4,987,803
	Stora Enso Oyj, Class R	388,174	5,038,691

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	UPM-Kymmene Oyj	446,721	$14,075,471
TOTAL FINLAND			36,589,187
FRANCE — (9.8%)
	Amundi SA	26,289	2,127,844
	Arkema SA	84,597	7,751,557
	Atos SE	62,873	5,213,962
	AXA SA	608,078	16,169,741
	BNP Paribas SA	555,589	29,483,732
	Bollore SA	795,825	3,233,665
*	Bollore SA	4,706	19,033
	Bouygues SA	299,451	11,831,213
	Carrefour SA	722,566	12,227,036
	Cie de Saint-Gobain	623,319	23,516,797
	Cie Generale des Etablissements Michelin SCA	209,836	24,345,839
	CNP Assurances	204,478	3,680,661
	Credit Agricole SA	320,484	4,329,784
	Electricite de France SA	525,218	6,483,958
	Engie SA	925,280	15,927,127
	Faurecia SE	35,088	1,671,823
#	Iliad SA	8,304	1,089,826
	Natixis SA	547,738	2,313,032
	Orange SA	1,734,362	24,516,884
	Peugeot SA	931,406	19,177,880
	Publicis Groupe SA	119,652	5,304,071
	Renault SA	204,291	7,990,481
	Sanofi	33,661	3,246,210
	SCOR SE	104,207	4,429,098
	SES SA	138,329	1,697,676
	Societe Generale SA	647,312	20,946,795
	Total SA	2,033,537	99,014,330
	Valeo SA	218,084	6,477,343
	Vivendi SA	73,806	2,018,540
*	Worldline SA	2,646	186,453
TOTAL FRANCE			366,422,391
GERMANY — (6.8%)
	Allianz SE	111,431	26,603,419
	BASF SE	123,912	8,363,646
	Bayer AG	538,288	43,200,566
	Bayerische Motoren Werke AG	355,646	25,333,178
	Commerzbank AG	731,577	4,198,135
	Continental AG	86,820	9,907,651
	Covestro AG	106,387	4,483,443
	Daimler AG	929,573	43,045,754
	Deutsche Bank AG	426,431	3,901,393
	Deutsche Bank AG	719,334	6,581,906
	Deutsche Lufthansa AG	504,513	7,685,569
	Evonik Industries AG	70,007	1,918,456
	Fraport AG Frankfurt Airport Services Worldwide	36,156	2,689,174
	Hannover Rueck SE	2,632	511,046
	Hapag-Lloyd AG	11,033	905,979
	HeidelbergCement AG	169,740	11,447,460
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	65,347	19,266,920
	RWE AG	297,402	10,310,086
*	Talanx AG	70,139	3,500,235
	Telefonica Deutschland Holding AG	1,322,467	4,002,707
	Uniper SE	274,523	8,993,548

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Volkswagen AG	37,078	$6,789,115
TOTAL GERMANY			253,639,386
HONG KONG — (2.8%)
	Bank of East Asia, Ltd. (The)	176,781	381,311
	BOC Aviation, Ltd.	321,000	2,959,398
	BOC Hong Kong Holdings, Ltd.	60,500	199,988
#	Cathay Pacific Airways, Ltd.	896,000	1,129,956
	CK Asset Holdings, Ltd.	1,338,500	8,551,613
	CK Hutchison Holdings, Ltd.	2,105,348	18,602,244
	CK Infrastructure Holdings, Ltd.	90,500	631,401
	Hang Lung Group, Ltd.	538,000	1,329,479
	Hang Lung Properties, Ltd.	1,369,000	2,859,740
	Henderson Land Development Co., Ltd.	596,730	2,679,110
	Kerry Properties, Ltd.	833,500	2,324,889
	Melco International Development, Ltd.	196,000	423,294
	MTR Corp., Ltd.	520,211	2,917,686
	New World Development Co., Ltd.	6,899,799	8,618,762
#	NWS Holdings, Ltd.	1,471,172	1,890,386
	Shangri-La Asia, Ltd.	822,000	757,698
	Sino Land Co., Ltd.	2,315,552	3,155,721
	SJM Holdings, Ltd.	2,311,000	2,576,525
	Sun Hung Kai Properties, Ltd.	1,302,434	18,143,365
	Swire Pacific, Ltd., Class A	675,000	5,927,022
	Swire Pacific, Ltd., Class B	1,142,500	1,615,418
	Tsim Sha Tsui Properties, Ltd.	197,125	637,720
#	WH Group, Ltd.	6,690,500	6,296,439
	Wharf Holdings, Ltd. (The)	976,000	2,410,961
	Wheelock & Co., Ltd.	1,044,000	6,354,999
	Xinyi Glass Holdings, Ltd.	664,000	832,181
	Yue Yuen Industrial Holdings, Ltd.	764,000	2,124,306
TOTAL HONG KONG			106,331,612
IRELAND — (0.4%)
	AIB Group P.L.C.	297,883	873,346
	Bank of Ireland Group P.L.C.	230,507	1,122,619
	CRH P.L.C.	51,239	1,923,861
	CRH P.L.C., Sponsored ADR	147,290	5,536,631
	Flutter Entertainment P.L.C.	37,841	4,292,541
TOTAL IRELAND			13,748,998
ISRAEL — (0.5%)
	Bank Hapoalim BM	886,932	7,614,875
	Bank Leumi Le-Israel BM	339,820	2,443,282
	First International Bank Of Israel, Ltd.	30,578	855,035
	Harel Insurance Investments & Financial Services, Ltd.	35,315	241,336
	Israel Discount Bank, Ltd., Class A	813,089	3,687,871
	Mizrahi Tefahot Bank, Ltd.	11,234	305,806
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	403,003	4,191,231
*	Teva Pharmaceutical Industries, Ltd.	20,200	208,238
TOTAL ISRAEL			19,547,674
ITALY — (1.8%)
	Assicurazioni Generali SpA	9,763	190,239
	Eni SpA	437,712	6,131,284
	Fiat Chrysler Automobiles NV	1,151,944	15,006,623
	Fiat Chrysler Automobiles NV	455,382	5,929,074

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Intesa Sanpaolo SpA	6,067,163	$15,067,887
	Mediobanca Banca di Credito Finanziario SpA	271,342	2,706,797
*	Telecom Italia SpA	16,319,351	8,761,928
	Telecom Italia SpA	640,798	336,911
	UniCredit SpA	1,121,346	14,978,155
TOTAL ITALY			69,108,898
JAPAN — (23.1%)
	AEON Financial Service Co., Ltd.	33,300	520,231
	AGC, Inc.	267,500	9,016,978
	Aisin Seiki Co., Ltd.	144,200	4,800,421
	Alfresa Holdings Corp.	104,000	2,089,589
	Alps Alpine Co., Ltd.	7,900	141,827
	Amada Holdings Co., Ltd.	286,000	2,978,646
	Aozora Bank, Ltd.	94,200	2,538,299
	Asahi Kasei Corp.	486,400	4,975,068
	Bank of Kyoto, Ltd. (The)	29,600	1,182,986
	Brother Industries, Ltd.	61,900	1,195,435
	Canon Marketing Japan, Inc.	56,300	1,341,906
	Chiba Bank, Ltd. (The)	356,600	1,933,691
	Chugoku Bank, Ltd. (The)	73,800	699,573
	Citizen Watch Co., Ltd.	165,200	798,647
	Coca-Cola Bottlers Japan Holdings, Inc.	116,675	3,070,990
	Concordia Financial Group, Ltd.	596,754	2,249,512
	Credit Saison Co., Ltd.	118,700	1,904,066
	Dai Nippon Printing Co., Ltd.	138,400	3,816,316
	Daicel Corp.	333,800	3,159,850
	Daido Steel Co., Ltd.	30,000	1,147,207
	Dai-ichi Life Holdings, Inc.	503,300	7,469,569
	Daio Paper Corp.	56,900	746,964
	Daiwa Securities Group, Inc.	909,000	4,597,060
	Denka Co., Ltd.	84,000	2,269,220
	Denso Corp.	323,633	13,276,123
	Dentsu Group, Inc.	157,200	5,209,454
	DIC Corp.	97,700	2,561,184
	Dowa Holdings Co., Ltd.	58,600	2,107,892
	Ebara Corp.	88,400	2,438,249
	FUJIFILM Holdings Corp.	151,400	7,519,202
	Fukuoka Financial Group, Inc.	97,183	1,684,118
	Fukuyama Transporting Co., Ltd.	24,700	820,940
	Furukawa Electric Co., Ltd.	85,300	1,980,617
	Fuyo General Lease Co., Ltd.	2,000	124,748
	Glory, Ltd.	42,500	1,212,242
	Hachijuni Bank, Ltd. (The)	168,100	642,063
	Hankyu Hanshin Holdings, Inc.	192,100	7,793,903
	Haseko Corp.	152,500	1,988,286
	Heiwa Corp.	55,400	1,145,094
	Hino Motors, Ltd.	53,400	500,035
	Hitachi Capital Corp.	56,700	1,534,737
	Hitachi Chemical Co., Ltd.	133,100	5,571,993
	Hitachi Construction Machinery Co., Ltd.	10,500	281,378
	Hitachi Metals, Ltd.	264,300	4,062,135
	Hitachi, Ltd.	630,200	24,002,736
	Honda Motor Co., Ltd.	1,365,688	34,927,993
	Ibiden Co., Ltd.	89,800	2,068,462
	Idemitsu Kosan Co., Ltd.	190,900	4,764,532
	IHI Corp.	81,900	1,939,680
	Iida Group Holdings Co., Ltd.	183,300	3,089,303
	Inpex Corp.	624,800	5,831,988

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Isetan Mitsukoshi Holdings, Ltd.	141,500	$1,104,702
	Isuzu Motors, Ltd.	494,000	4,839,939
	ITOCHU Corp.	568,900	13,290,054
	Itoham Yonekyu Holdings, Inc.	127,500	801,549
	Iyo Bank, Ltd. (The)	48,818	251,931
	J Front Retailing Co., Ltd.	310,300	3,735,037
	Japan Post Holdings Co., Ltd.	396,700	3,608,648
	JFE Holdings, Inc.	487,492	5,772,822
	JGC Holdings Corp.	94,700	1,360,471
	JSR Corp.	245,500	4,372,606
	JTEKT Corp.	284,300	3,014,710
	JXTG Holdings, Inc.	2,407,186	10,238,186
	Kajima Corp.	246,700	3,129,729
	Kamigumi Co., Ltd.	93,000	1,987,187
	Kandenko Co., Ltd.	115,700	1,089,546
	Kaneka Corp.	68,600	2,103,210
	Kansai Mirai Financial Group, Inc.	28,453	164,138
	Kawasaki Heavy Industries, Ltd.	189,400	3,733,973
	Kobe Steel, Ltd.	67,300	307,325
	Kokuyo Co., Ltd.	71,500	1,056,828
	Konica Minolta, Inc.	624,500	3,812,021
	K's Holdings Corp.	193,800	2,353,269
	Kuraray Co., Ltd.	491,400	5,906,865
	Kurita Water Industries, Ltd.	11,100	324,602
	Kyushu Financial Group, Inc.	149,510	624,244
	LIXIL Group Corp.	242,940	4,039,463
	Mabuchi Motor Co., Ltd.	31,900	1,162,344
	Maeda Corp.	13,700	130,770
#	Maeda Road Construction Co., Ltd.	54,200	1,831,958
	Marubeni Corp.	924,500	6,643,099
	Mazda Motor Corp.	632,300	5,307,396
	Mebuki Financial Group, Inc.	382,218	847,025
	Medipal Holdings Corp.	128,800	2,729,270
	Mitsubishi Chemical Holdings Corp.	1,140,100	8,239,469
	Mitsubishi Corp.	629,900	16,147,875
	Mitsubishi Gas Chemical Co., Inc.	205,800	3,115,799
	Mitsubishi Heavy Industries, Ltd.	192,000	7,003,655
	Mitsubishi Logistics Corp.	23,400	592,854
	Mitsubishi Materials Corp.	146,000	3,672,000
	Mitsubishi Motors Corp.	671,000	2,499,966
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,417,911	7,288,070
	Mitsubishi UFJ Financial Group, Inc.	3,666,034	18,823,679
	Mitsubishi UFJ Lease & Finance Co., Ltd.	545,800	3,418,673
	Mitsui Chemicals, Inc.	248,000	5,446,386
	Mitsui Fudosan Co., Ltd.	164,100	4,346,271
	Mitsui OSK Lines, Ltd.	140,700	3,383,111
	Mizuho Financial Group, Inc.	6,719,500	9,964,551
	MS&AD Insurance Group Holdings, Inc.	234,163	7,777,178
	Nagase & Co., Ltd.	85,000	1,169,399
	NEC Corp.	220,500	9,815,192
	NGK Insulators, Ltd.	92,500	1,550,918
	NGK Spark Plug Co., Ltd.	111,600	1,960,967
	NH Foods, Ltd.	83,800	3,678,577
	NHK Spring Co., Ltd.	255,800	2,059,571
	Nikkon Holdings Co., Ltd.	18,700	431,456
	Nikon Corp.	325,100	3,925,578
	Nippo Corp.	66,000	1,619,269
	Nippon Electric Glass Co., Ltd.	44,464	858,958
	Nippon Express Co., Ltd.	87,500	4,559,540

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Nippon Kayaku Co., Ltd.	95,400	$1,118,678
Nippon Paper Industries Co., Ltd.	120,800	1,965,887
Nippon Shokubai Co., Ltd.	33,800	1,981,732
Nippon Steel Corp.	648,000	8,991,308
Nippon Yusen K.K.	173,000	2,754,839
Nipro Corp.	64,800	737,760
Nissan Motor Co., Ltd.	1,904,600	10,334,922
Nitto Denko Corp.	17,600	978,350
NOK Corp.	102,900	1,370,485
Nomura Holdings, Inc.	935,400	4,788,690
Nomura Real Estate Holdings, Inc.	164,100	4,041,126
NSK, Ltd.	435,300	3,630,922
Obayashi Corp.	829,000	9,091,621
Oji Holdings Corp.	1,147,000	5,827,444
Orient Corp.	110,500	169,804
Panasonic Corp.	425,400	4,227,632
Rengo Co., Ltd.	223,900	1,568,879
Resona Holdings, Inc.	1,091,400	4,500,767
Ricoh Co., Ltd.	653,800	7,418,304
Rohm Co., Ltd.	74,500	5,359,191
Sankyo Co., Ltd.	7,500	251,971
Sawai Pharmaceutical Co., Ltd.	4,600	298,934
Seiko Epson Corp.	265,200	3,877,797
Seino Holdings Co., Ltd.	122,500	1,565,817
Sekisui House, Ltd.	421,600	9,065,307
Shimamura Co., Ltd.	13,100	984,246
Shimizu Corp.	469,800	4,818,659
Shinsei Bank, Ltd.	93,900	1,437,722
Shizuoka Bank, Ltd. (The)	269,400	1,891,284
Showa Denko K.K.	122,800	2,936,474
SoftBank Group Corp.	628,000	25,355,221
Sojitz Corp.	1,065,100	3,352,500
Sompo Holdings, Inc.	205,960	7,695,448
Subaru Corp.	99,400	2,486,242
Sumitomo Bakelite Co., Ltd.	3,100	111,428
Sumitomo Chemical Co., Ltd.	2,387,000	10,142,835
Sumitomo Corp.	571,900	8,506,822
Sumitomo Electric Industries, Ltd.	933,500	12,445,071
Sumitomo Forestry Co., Ltd.	169,700	2,356,464
Sumitomo Heavy Industries, Ltd.	156,100	4,089,333
Sumitomo Metal Mining Co., Ltd.	194,200	5,521,193
Sumitomo Mitsui Financial Group, Inc.	752,127	26,444,323
Sumitomo Mitsui Trust Holdings, Inc.	147,000	5,419,878
Sumitomo Osaka Cement Co., Ltd.	21,800	886,308
Sumitomo Rubber Industries, Ltd.	232,900	2,558,942
Suzuken Co., Ltd.	33,300	1,276,720
T&D Holdings, Inc.	708,100	7,547,846
Taiheiyo Cement Corp.	149,700	4,029,153
Taiyo Yuden Co., Ltd.	78,100	2,252,007
Takashimaya Co., Ltd.	47,800	511,093
Takeda Pharmaceutical Co., Ltd.	409,694	15,733,635
TDK Corp.	50,400	5,336,126
Teijin, Ltd.	243,400	4,351,701
THK Co., Ltd.	56,300	1,403,612
Toda Corp.	178,100	1,142,223
Toho Holdings Co., Ltd.	54,300	1,115,140
Tokai Carbon Co., Ltd.	34,700	313,611
Tokai Rika Co., Ltd.	8,400	142,759
Tokio Marine Holdings, Inc.	165,300	8,972,682

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Tokyo Tatemono Co., Ltd.	240,500	$3,885,855
Tokyu Fudosan Holdings Corp.	806,400	5,684,584
Toray Industries, Inc.	827,900	5,417,207
Tosoh Corp.	352,900	4,977,624
Toyo Seikan Group Holdings, Ltd.	142,500	2,410,759
Toyoda Gosei Co., Ltd.	81,000	1,837,775
Toyota Boshoku Corp.	7,500	108,279
Toyota Motor Corp., Sponsored ADR	1,343	186,462
Toyota Motor Corp.	1,319,788	91,761,770
Toyota Tsusho Corp.	253,000	8,746,730
TS Tech Co., Ltd.	47,600	1,308,160
Tsumura & Co.	4,800	130,369
Ube Industries, Ltd.	131,600	2,641,345
Universal Entertainment Corp.	11,000	322,554
Wacoal Holdings Corp.	19,400	516,394
Yamada Denki Co., Ltd.	554,300	2,793,816
Yamaguchi Financial Group, Inc.	88,000	529,775
Yamaha Motor Co., Ltd.	250,300	4,644,972
Yamazaki Baking Co., Ltd.	5,500	104,668
Yokohama Rubber Co., Ltd. (The)	153,300	2,605,673
Zeon Corp.	175,900	1,867,852
TOTAL JAPAN		860,716,508
NETHERLANDS — (3.4%)
ABN AMRO Bank NV	347,443	6,047,404
Aegon NV	846,454	3,428,051
Aegon NV	26,360	105,704
Akzo Nobel NV	54,664	5,158,505
ArcelorMittal SA	104,540	1,535,484
ArcelorMittal SA	209,997	3,078,564
ASR Nederland NV	8,088	300,947
Coca-Cola European Partners P.L.C.	9,297	496,719
ING Groep NV	1,741,138	18,903,893
Koninklijke Ahold Delhaize NV	1,350,935	33,153,896
Koninklijke DSM NV	206,253	25,102,127
Koninklijke Philips NV	246,957	11,309,996
Koninklijke Philips NV	44,750	2,048,655
Koninklijke Vopak NV	53,841	2,882,981
NN Group NV	209,469	7,270,355
Randstad NV	91,459	5,253,038
TOTAL NETHERLANDS		126,076,319
NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	749,639	1,361,577
Auckland International Airport, Ltd.	660,518	3,676,527
EBOS Group, Ltd.	94,100	1,444,378
Fletcher Building, Ltd.	621,395	2,217,899
* Fonterra Co-operative Group, Ltd.	91,695	239,497
Ryman Healthcare, Ltd.	14,760	156,482
SKYCITY Entertainment Group, Ltd.	84,477	197,895
TOTAL NEW ZEALAND		9,294,255
NORWAY — (0.7%)
DNB ASA	586,025	10,245,223
Equinor ASA	131,020	2,364,593
Equinor ASA, Sponsored ADR	55,613	1,011,044
Norsk Hydro ASA	1,001,274	3,129,326
SpareBank 1 SR-Bank ASA	105,315	1,120,413

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»
NORWAY — (Continued)
Storebrand ASA	285,931	$2,196,740
Subsea 7 SA	148,573	1,588,394
Yara International ASA	102,455	3,720,698
TOTAL NORWAY		25,376,431
PORTUGAL — (0.1%)
EDP Renovaveis SA	189,207	2,514,121
SINGAPORE — (1.1%)
CapitaLand, Ltd.	2,368,000	6,240,093
City Developments, Ltd.	495,800	3,821,296
Frasers Property, Ltd.	282,800	352,375
Golden Agri-Resources, Ltd.	1,696,600	259,440
Hongkong Land Holdings, Ltd.	464,800	2,467,137
Hutchison Port Holdings Trust	211,500	33,759
Keppel Corp., Ltd.	2,145,500	10,427,825
Olam International, Ltd.	485,800	638,638
Oversea-Chinese Banking Corp., Ltd.	618,756	4,869,057
Sembcorp Industries, Ltd.	301,600	464,974
Singapore Airlines, Ltd.	959,700	5,982,793
United Industrial Corp., Ltd.	304,501	626,992
UOL Group, Ltd.	272,807	1,584,756
Wilmar International, Ltd.	1,319,500	3,757,398
TOTAL SINGAPORE		41,526,533
SPAIN — (2.2%)
Banco Bilbao Vizcaya Argentaria SA	2,396,721	12,406,849
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	259,149	1,326,843
Banco de Sabadell SA	3,382,005	3,047,343
Banco Santander SA	15,984,469	62,993,050
Banco Santander SA, Sponsored ADR	2,080	8,154
Bankia SA	543,830	988,315
CaixaBank SA	170,141	497,283
Iberdrola S.A.	1,248	13,653
Repsol SA	88,081	1,212,230
TOTAL SPAIN		82,493,720
SWEDEN — (2.5%)
BillerudKorsnas AB	137,789	1,770,570
Boliden AB	351,237	8,338,442
Dometic Group AB	177,972	1,618,560
Getinge AB, Class B	158,510	2,699,463
Holmen AB, Class B	122,156	3,616,777
Husqvarna AB, Class B	57,075	430,161
ICA Gruppen AB	97,902	4,304,695
Intrum AB	66,461	1,841,355
Millicom International Cellular SA	55,912	2,640,378
Peab AB, Class B	130,012	1,305,198
Saab AB, Class B	3,283	106,592
Skandinaviska Enskilda Banken AB, Class A	980,893	9,693,109
SKF AB, Class B	409,322	7,492,483
SSAB AB, Class A	87,079	267,548
SSAB AB, Class B	403,767	1,162,278
Svenska Cellulosa AB SCA, Class A	4,705	48,197
Svenska Cellulosa AB SCA, Class B	433,333	4,335,574
Svenska Handelsbanken AB, Class A	462,236	4,528,621
Svenska Handelsbanken AB, Class B	16,634	173,513
Swedbank AB, Class A	420,300	6,453,172

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Tele2 AB, Class B	14,846	$223,983
	Telefonaktiebolaget LM Ericsson, Class B	13,484	106,017
	Telia Co. AB	2,233,668	9,552,157
	Trelleborg AB, Class B	266,674	4,378,430
	Volvo AB, Class A	55,792	954,362
	Volvo AB, Class B	794,124	13,574,541
TOTAL SWEDEN			91,616,176
SWITZERLAND — (10.1%)
	ABB, Ltd.	825,333	19,215,349
	Adecco Group AG	181,472	10,632,106
*	Alcon, Inc.	58,864	3,469,444
*	Alcon, Inc.	132,199	7,810,025
	Baloise Holding AG	51,160	9,243,519
	Banque Cantonale Vaudoise	1,276	1,068,593
	Chocoladefabriken Lindt & Spruengli AG	4	372,967
	Cie Financiere Richemont SA	400,427	29,080,096
	Clariant AG	45,088	1,014,920
	Credit Suisse Group AG	575,806	7,281,036
	Credit Suisse Group AG, Sponsored ADR	68,468	863,384
	Dufry AG	3,148	272,899
	Flughafen Zurich AG	1,448	251,565
	Helvetia Holding AG	12,755	1,833,608
	Julius Baer Group, Ltd.	222,002	11,092,915
	LafargeHolcim, Ltd.	234,263	11,905,431
	LafargeHolcim, Ltd.	116,138	5,887,124
	Lonza Group AG	61,233	25,147,766
	Novartis AG, Sponsored ADR	294,324	27,816,561
	Novartis AG	632,726	59,772,421
	Swatch Group AG (The)	32,502	8,153,014
	Swatch Group AG (The)	57,739	2,806,817
	Swiss Life Holding AG	30,439	15,300,901
	Swiss Prime Site AG	5,589	682,334
	Swiss Re AG	155,792	17,591,859
	Swisscom AG	22,419	12,300,482
	UBS Group AG	1,788,324	22,210,293
*	UBS Group AG	345,673	4,275,975
	Vifor Pharma AG	20,701	3,814,713
	Zurich Insurance Group AG	134,082	55,659,802
TOTAL SWITZERLAND			376,827,919
UNITED KINGDOM — (14.4%)
	Anglo American P.L.C.	1,030,993	26,902,828
	Antofagasta P.L.C.	243,456	2,629,755
	Aviva P.L.C.	4,834,316	25,334,182
	Barclays P.L.C., Sponsored ADR	1,472,535	12,958,308
	Barclays P.L.C.	55,867	123,372
	Barratt Developments P.L.C.	1,410,355	14,932,176
	BP P.L.C., Sponsored ADR	1,186,101	42,853,839
	British American Tobacco P.L.C., Sponsored ADR	92,214	4,062,027
	British American Tobacco P.L.C.	1,142,751	50,389,498
	Carnival P.L.C.	60,340	2,464,388
	Glencore P.L.C.	9,178,897	26,844,536
	GVC Holdings P.L.C.	44,435	513,790
	HSBC Holdings P.L.C.	1,086,831	7,901,458
	HSBC Holdings P.L.C., Sponsored ADR	1,269,198	46,059,195
	Investec P.L.C.	641,798	3,541,380
	J Sainsbury P.L.C.	2,431,315	6,484,938

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
John Wood Group P.L.C.	64,020	$316,892
Kingfisher P.L.C.	1,709,937	4,590,765
Lloyds Banking Group P.L.C.	60,864,404	45,437,348
Lloyds Banking Group P.L.C., ADR	386,353	1,143,605
Melrose Industries P.L.C.	2,141,562	6,563,221
Micro Focus International P.L.C., Sponsored ADR	103,429	1,385,944
Micro Focus International P.L.C.	36,011	483,613
Pearson P.L.C.	46,840	349,610
Pearson P.L.C., Sponsored ADR	50,671	375,979
Phoenix Group Holdings P.L.C.	237,094	2,366,808
Royal Bank of Scotland Group P.L.C.	528,459	1,513,614
Royal Bank of Scotland Group P.L.C., Sponsored ADR	756,667	4,328,135
Royal Dutch Shell P.L.C., Class A	159,771	4,195,644
Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,024,535	53,429,487
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	983,769	52,415,212
Royal Dutch Shell P.L.C., Class B	106,926	2,809,652
Standard Chartered P.L.C.	1,080,512	8,984,931
Standard Life Aberdeen P.L.C.	713,360	2,834,483
Tesco P.L.C.	146,824	477,548
Vodafone Group P.L.C.	20,021,313	39,336,224
Vodafone Group P.L.C., Sponsored ADR	490,086	9,610,579
Wm Morrison Supermarkets P.L.C.	3,262,779	7,823,541
WPP P.L.C., Sponsored ADR	41,719	2,593,253
WPP P.L.C.	760,260	9,452,731
TOTAL UNITED KINGDOM		536,814,489
UNITED STATES — (0.1%)
Ovintiv, Inc.	29,372	459,078
Ovintiv, Inc.	209,651	3,266,598
TOTAL UNITED STATES		3,725,676
TOTAL COMMON STOCKS		3,679,837,531
PREFERRED STOCKS — (1.3%)
GERMANY — (1.3%)
Bayerische Motoren Werke AG	58,386	3,254,500
Porsche Automobil Holding SE	94,085	6,344,235
Volkswagen AG	206,167	36,988,972
TOTAL GERMANY		46,587,707
TOTAL INVESTMENT SECURITIES (Cost $3,578,805,246)		3,726,425,238

			Value†
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	434,980	5,033,590
TOTAL INVESTMENTS — (100.0%)
(Cost $3,586,355,995)^^			$3,731,458,828

Tax-Managed DFA International Value Portfolio
CONTINUED
As of January 31, 2020, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	202	03/20/20	$32,416,506	$32,562,400	$145,894
Total Futures Contracts			$32,416,506	$32,562,400	$145,894
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$182,498	$217,135,335	—	$217,317,833
Austria	—	3,734,187	—	3,734,187
Belgium	—	44,274,130	—	44,274,130
Canada	316,437,221	—	—	316,437,221
Denmark	—	75,703,867	—	75,703,867
Finland	—	36,589,187	—	36,589,187
France	—	366,422,391	—	366,422,391
Germany	6,581,906	247,057,480	—	253,639,386
Hong Kong	—	106,331,612	—	106,331,612
Ireland	5,536,631	8,212,367	—	13,748,998
Israel	4,191,231	15,356,443	—	19,547,674
Italy	5,929,074	63,179,824	—	69,108,898
Japan	7,474,532	853,241,976	—	860,716,508
Netherlands	5,232,923	120,843,396	—	126,076,319
New Zealand	—	9,294,255	—	9,294,255
Norway	1,011,044	24,365,387	—	25,376,431
Portugal	—	2,514,121	—	2,514,121
Singapore	—	41,526,533	—	41,526,533
Spain	1,334,997	81,158,723	—	82,493,720
Sweden	—	91,616,176	—	91,616,176
Switzerland	36,425,364	340,402,555	—	376,827,919
United Kingdom	231,215,563	305,598,926	—	536,814,489
United States	3,725,676	—	—	3,725,676
Preferred Stocks
Germany	—	46,587,707	—	46,587,707
Securities Lending Collateral	—	5,033,590	—	5,033,590
Futures Contracts**	145,894	—	—	145,894
TOTAL	$625,424,554	$3,106,180,168	—	$3,731,604,722
** Valued at the unrealized appreciation/(depreciation) on the investment.

T.A. World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.8%)
AUSTRALIA — (4.5%)
	A2B Australia, Ltd.	73,897	$72,485
	Accent Group, Ltd.	151,390	170,190
	Adairs, Ltd.	48,504	71,629
	Adelaide Brighton, Ltd.	219,263	529,502
*	Afterpay, Ltd.	6,039	150,806
	AGL Energy, Ltd.	56,257	746,599
*	Ainsworth Game Technology, Ltd.	27,880	13,621
*	Alkane Resources, Ltd.	60,556	32,214
	Alliance Aviation Services, Ltd.	21,020	36,601
	ALS, Ltd.	177,516	1,134,453
	Altium, Ltd.	35,665	930,738
	Alumina, Ltd.	219,705	316,428
	AMA Group, Ltd.	191,627	116,212
*	Amaysim Australia, Ltd.	50,925	11,489
	AMP, Ltd.	1,271,892	1,534,790
	Ansell, Ltd.	33,195	701,652
	AP Eagers, Ltd.	53,332	317,572
	APA Group	104,919	787,796
	Appen, Ltd.	37,214	613,539
	ARB Corp., Ltd.	22,682	278,918
	Aristocrat Leisure, Ltd.	82,577	1,969,393
	ARQ Group, Ltd.	15,983	3,853
*	Asaleo Care, Ltd.	268,124	193,326
	ASX, Ltd.	3,832	216,798
	Atlas Arteria, Ltd.	164,629	886,598
	AUB Group, Ltd.	24,091	208,775
	Aurelia Metals, Ltd.	95,370	28,119
	Aurizon Holdings, Ltd.	497,433	1,783,051
	AusNet Services	325,950	384,107
	Austal, Ltd.	121,559	313,948
	Australia & New Zealand Banking Group, Ltd.	276,130	4,700,385
*	Australian Agricultural Co., Ltd.	172,205	127,981
	Australian Finance Group, Ltd.	38,876	73,749
	Australian Pharmaceutical Industries, Ltd.	201,372	176,107
	Auswide Bank, Ltd.	1,410	5,797
	AVJennings, Ltd.	44,901	18,245
	Baby Bunting Group, Ltd.	29,373	66,343
	Bank of Queensland, Ltd.	230,339	1,171,064
	Bapcor, Ltd.	135,245	565,235
	Beach Energy, Ltd.	1,032,334	1,800,758
	Bega Cheese, Ltd.	77,669	225,037
	Bell Financial Group, Ltd.	38,273	34,850
	Bendigo & Adelaide Bank, Ltd.	153,585	1,060,480
	BHP Group, Ltd.	414,517	10,629,831
	BHP Group, Ltd., Sponsored ADR	44,166	2,257,324
	Bingo Industries, Ltd.	13,432	24,804
	Blackmores, Ltd.	4,915	291,481
	BlueScope Steel, Ltd.	300,018	2,807,861
	Boral, Ltd.	400,664	1,320,408
	Brambles, Ltd.	100,191	836,838
	Bravura Solutions, Ltd.	9,525	34,489
	Breville Group, Ltd.	33,086	407,585
	Brickworks, Ltd.	35,540	469,770
*	Buru Energy, Ltd.	110,733	12,546
	BWX, Ltd.	20,231	55,966

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Caltex Australia, Ltd.	116,783	$2,663,119
	Capitol Health, Ltd.	106,977	18,501
*	Cardno, Ltd.	99,590	26,189
	carsales.com, Ltd.	83,734	953,101
*	Cash Converters International, Ltd.	96,321	14,729
	Cedar Woods Properties, Ltd.	18,823	100,241
	Challenger, Ltd.	164,194	972,095
*	Champion Iron, Ltd.	10,947	17,609
	CIMIC Group, Ltd.	6,127	118,552
	City Chic Collective, Ltd.	34,490	70,464
	Class, Ltd.	24,575	33,272
	Clean Seas Seafood, Ltd.	22,579	11,113
	Cleanaway Waste Management, Ltd.	698,428	943,276
	Clinuvel Pharmaceuticals, Ltd.	10,982	200,685
	Coca-Cola Amatil, Ltd.	134,399	1,067,923
	Cochlear, Ltd.	10,902	1,736,320
	Codan, Ltd.	56,171	285,785
	Coles Group, Ltd.	127,592	1,400,072
	Collection House, Ltd.	49,356	35,063
	Collins Foods, Ltd.	68,040	386,935
	Commonwealth Bank of Australia	77,976	4,414,805
	Computershare, Ltd.	74,089	874,847
*	Cooper Energy, Ltd.	527,596	196,690
	Corporate Travel Management, Ltd.	23,584	277,185
	Costa Group Holdings, Ltd.	171,304	311,777
	Credit Corp. Group, Ltd.	27,518	646,690
	Crown Resorts, Ltd.	78,714	611,897
*	CSG, Ltd.	89,104	18,205
	CSL, Ltd.	29,256	6,017,041
	CSR, Ltd.	299,296	959,485
	Data#3, Ltd.	41,113	123,256
	Decmil Group, Ltd.	67,773	18,433
	Dicker Data, Ltd.	13,335	59,803
	Domain Holdings Australia, Ltd.	80,204	200,992
	Domino's Pizza Enterprises, Ltd.	22,875	831,593
	Downer EDI, Ltd.	277,473	1,359,215
	DWS, Ltd.	30,792	22,166
*	Eclipx Group, Ltd.	144,873	153,632
	Elders, Ltd.	78,305	385,302
*	Ellex Medical Lasers, Ltd.	26,958	15,329
*	Emeco Holdings, Ltd.	21,702	32,707
	Emeco Holdings, Ltd.	2,109	2,922
*	EML Payments, Ltd.	38,435	133,208
*	Energy World Corp., Ltd.	195,051	9,305
	Enero Group, Ltd.	8,518	11,324
	EQT Holdings, Ltd.	3,382	70,320
	Estia Health, Ltd.	119,732	195,614
	EVENT Hospitality and Entertainment, Ltd.	51,003	438,413
	Evolution Mining, Ltd.	635,228	1,603,208
*	Fleetwood Corp., Ltd.	30,302	42,307
	FlexiGroup, Ltd.	136,729	189,854
	Flight Centre Travel Group, Ltd.	20,167	525,262
	Fortescue Metals Group, Ltd.	678,361	5,025,179
	Freedom Foods Group, Ltd.	19,340	61,920
	G8 Education, Ltd.	196,123	248,767
	Genworth Mortgage Insurance Australia, Ltd.	145,517	354,649
*	GrainCorp, Ltd., Class A	107,025	594,041
*	Greenland Minerals, Ltd.	86,644	7,146
	GUD Holdings, Ltd.	32,532	258,717

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GWA Group, Ltd.	135,577	$322,015
	Hansen Technologies, Ltd.	97,418	238,003
	Harvey Norman Holdings, Ltd.	308,343	865,294
	Healius, Ltd.	654,850	1,281,757
	Helloworld Travel, Ltd.	9,009	25,376
*	Horizon Oil, Ltd.	251,263	20,811
	HT&E, Ltd.	127,805	145,277
	HUB24, Ltd.	1,961	14,074
	Huon Aquaculture Group, Ltd.	6,619	19,887
	IDP Education, Ltd.	37,995	442,316
	IGO, Ltd.	181,347	732,409
	Iluka Resources, Ltd.	230,361	1,473,412
	Imdex, Ltd.	175,102	169,251
*	IMF Bentham, Ltd.	90,430	284,719
	Incitec Pivot, Ltd.	551,422	1,197,273
	Infomedia, Ltd.	100,715	136,504
	Inghams Group, Ltd.	112,440	264,223
	Insurance Australia Group, Ltd.	284,080	1,335,773
	Integral Diagnostics, Ltd.	31,054	83,529
	Integrated Research, Ltd.	39,117	76,814
	InvoCare, Ltd.	45,628	406,659
	IOOF Holdings, Ltd.	147,250	767,276
	IPH, Ltd.	91,500	553,897
	IRESS, Ltd.	46,307	427,866
*	iSelect, Ltd.	138,718	46,850
*	iSentia Group, Ltd.	80,415	13,857
	IVE Group, Ltd.	37,443	57,777
	James Hardie Industries P.L.C.	33,952	713,866
	James Hardie Industries P.L.C., Sponsored ADR	6,180	129,780
	Japara Healthcare, Ltd.	123,069	79,300
	JB Hi-Fi, Ltd.	78,479	2,063,845
	Jumbo Interactive, Ltd.	8,083	71,282
	Jupiter Mines, Ltd.	60,549	11,648
	Lifestyle Communities, Ltd.	2,536	15,426
	Link Administration Holdings, Ltd.	244,778	1,102,995
	Lovisa Holdings, Ltd.	14,591	107,515
*	Lynas Corp., Ltd.	306,936	445,755
	MACA, Ltd.	146,139	93,359
	Macmahon Holdings, Ltd.	265,071	48,662
	Macquarie Group, Ltd.	72,288	6,907,160
	Magellan Financial Group, Ltd.	27,639	1,217,202
*	Mayne Pharma Group, Ltd.	689,464	206,899
	McMillan Shakespeare, Ltd.	44,740	382,599
	McPherson's, Ltd.	51,205	92,345
	Medibank Pvt, Ltd.	440,322	904,743
*	Medusa Mining, Ltd.	96,557	50,649
*	Mesoblast, Ltd.	143,920	281,000
#*	Metals X, Ltd.	296,856	15,703
	Metcash, Ltd.	603,924	1,046,566
	Michael Hill International, Ltd.	12,057	5,095
	Midway, Ltd.	5,301	6,467
*	Millennium Minerals, Ltd.	74,492	2,543
	Mineral Resources, Ltd.	107,020	1,203,222
*	MMA Offshore, Ltd.	266,586	30,116
	MNF Group, Ltd.	7,840	25,489
	Monadelphous Group, Ltd.	42,928	496,021
	Monash IVF Group, Ltd.	110,701	73,232
	Money3 Corp., Ltd.	86,132	140,712
	Mortgage Choice, Ltd.	33,757	29,808

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Mosaic Brands, Ltd.	6,046	$7,017
*	Motorcycle Holdings, Ltd.	12,612	16,438
*	Myer Holdings, Ltd.	2,300,349	670,748
	MyState, Ltd.	7,947	28,853
	National Australia Bank, Ltd.	304,809	5,206,782
	Navigator Global Investments, Ltd.	33,262	70,959
	Netwealth Group, Ltd.	23,140	123,433
*	Neuren Pharmaceuticals, Ltd.	8,043	15,064
	New Hope Corp., Ltd.	126,207	156,488
	Newcrest Mining, Ltd.	20,201	404,425
*	NEXTDC, Ltd.	51,205	256,114
	nib holdings, Ltd.	169,127	605,567
	Nick Scali, Ltd.	20,244	94,704
	Nine Entertainment Co. Holdings, Ltd.	787,686	974,277
	Northern Star Resources, Ltd.	264,281	2,276,557
	NRW Holdings, Ltd.	247,909	509,955
*	Nufarm, Ltd.	128,099	467,231
	OFX Group, Ltd.	88,684	89,192
	Oil Search, Ltd.	174,998	836,431
*	Onevue Holdings, Ltd.	37,857	9,123
	oOh!media, Ltd.	101,079	227,117
	Orica, Ltd.	14,034	212,029
	Origin Energy, Ltd.	305,705	1,653,763
*	Orocobre, Ltd.	18,155	37,221
	Orora, Ltd.	630,727	1,346,483
	OZ Minerals, Ltd.	202,735	1,354,175
	Pacific Current Group, Ltd.	17,876	75,902
#*	Pact Group Holdings, Ltd.	92,135	168,824
	Paragon Care, Ltd.	27,748	7,604
	Peet, Ltd.	96,329	86,853
	Pendal Group, Ltd.	132,622	776,113
	Perenti Global, Ltd.	366,750	371,769
	Perpetual, Ltd.	28,588	806,344
*	Perseus Mining, Ltd.	425,935	338,819
	Pioneer Credit, Ltd.	11,600	13,600
	Platinum Asset Management, Ltd.	93,400	292,557
*	Praemium, Ltd.	68,361	21,580
	Premier Investments, Ltd.	24,401	320,873
*	Prime Media Group, Ltd.	211,487	21,780
	Pro Medicus, Ltd.	15,400	242,776
	Propel Funeral Partners, Ltd.	4,796	11,333
	PWR Holdings, Ltd.	19,114	60,293
	Qantas Airways, Ltd.	334,671	1,418,935
	QBE Insurance Group, Ltd.	219,104	1,994,531
	QMS Media, Ltd.	27,702	22,455
	Qube Holdings, Ltd.	359,338	819,081
	Ramelius Resources, Ltd.	285,385	255,858
	Ramsay Health Care, Ltd.	15,894	836,062
	REA Group, Ltd.	6,645	502,793
	Reckon, Ltd.	23,466	10,751
*	Red 5, Ltd.	100,556	20,636
*	Red River Resources, Ltd.	89,190	6,437
	Reece, Ltd.	3,313	24,647
	Regis Healthcare, Ltd.	53,468	85,623
	Regis Resources, Ltd.	239,478	734,108
	Reject Shop, Ltd. (The)	13,159	42,657
	Reliance Worldwide Corp., Ltd.	48,617	144,631
*	Resolute Mining, Ltd.	392,450	308,249
	Ridley Corp., Ltd.	103,427	71,268

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Rio Tinto, Ltd.	61,465	$3,988,361
	Salmat, Ltd.	11,000	6,026
	Sandfire Resources, Ltd.	124,735	458,132
	Santos, Ltd.	639,334	3,669,404
*	Saracen Mineral Holdings, Ltd.	459,623	1,238,814
	SeaLink Travel Group, Ltd.	18,360	52,900
	Seek, Ltd.	56,971	854,131
	Select Harvests, Ltd.	29,205	165,743
*	Senex Energy, Ltd.	702,893	145,519
	Servcorp, Ltd.	17,667	52,149
	Service Stream, Ltd.	131,772	229,275
	Seven Group Holdings, Ltd.	37,537	499,974
*	Seven West Media, Ltd.	687,208	113,110
	SG Fleet Group, Ltd.	30,558	44,776
	Sigma Healthcare, Ltd.	910,150	363,102
*	Silver Chef, Ltd.	6,325	2,690
*	Silver Lake Resources, Ltd.	345,568	382,902
	Sims, Ltd.	80,573	569,052
	SmartGroup Corp., Ltd.	35,310	158,830
	Sonic Healthcare, Ltd.	32,483	680,867
	South32, Ltd., ADR	47,819	410,287
	South32, Ltd.	501,766	860,978
	Southern Cross Media Group, Ltd.	256,095	148,685
	Spark Infrastructure Group	446,034	652,906
	SpeedCast International, Ltd.	148,941	77,541
	St Barbara, Ltd.	375,864	700,639
	Star Entertainment Grp, Ltd. (The)	436,424	1,205,211
	Steadfast Group, Ltd.	228,716	581,185
	Suncorp Group, Ltd.	194,496	1,661,515
	Sunland Group, Ltd.	21,844	25,788
	Super Retail Group, Ltd.	92,040	573,074
	Sydney Airport	85,466	475,371
	Tabcorp Holdings, Ltd.	336,081	1,046,129
	Tassal Group, Ltd.	103,406	295,739
	Technology One, Ltd.	96,867	542,182
	Telstra Corp., Ltd.	352,315	898,386
	Telstra Corp., Ltd., ADR	600	7,614
	Terracom, Ltd.	36,980	7,873
*	Thorn Group, Ltd.	57,038	8,467
*	Tiger Resources, Ltd.	202,588	38
	TPG Telecom, Ltd.	200,194	995,262
	Transurban Group	93,942	979,230
	Treasury Wine Estates, Ltd.	36,455	313,132
*	Troy Resources, Ltd.	169,473	10,759
	Village Roadshow, Ltd.	49,640	133,566
*	Virgin Australia Holdings, Ltd.	1,109,508	107,807
	Virtus Health, Ltd.	43,258	124,342
	Vita Group, Ltd.	88,314	69,582
*	Vocus Group, Ltd.	330,232	740,106
	Wagners Holding Co., Ltd.	3,074	4,387
	Webjet, Ltd.	24,938	193,377
	Wesfarmers, Ltd.	96,753	2,902,772
	Western Areas, Ltd.	107,064	181,176
*	Westgold Resources, Ltd.	88,402	131,498
	Westpac Banking Corp.	254,662	4,255,765
	Whitehaven Coal, Ltd.	460,295	761,325
	WiseTech Global, Ltd.	12,664	206,941
	Woodside Petroleum, Ltd.	106,387	2,437,383
	Woolworths Group, Ltd.	67,669	1,879,428

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Worley, Ltd.	146,889	$1,468,246
	WPP AUNZ, Ltd.	173,271	66,662
*	Xero, Ltd.	2,010	113,299
TOTAL AUSTRALIA			181,989,587
AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	7,730	164,378
	ANDRITZ AG	28,651	1,127,303
	Atrium European Real Estate, Ltd.	44,004	169,446
	Austria Technologie & Systemtechnik AG	19,045	419,267
	CA Immobilien Anlagen AG	20,128	885,598
	DO & CO AG	2,338	233,165
	Erste Group Bank AG	50,403	1,850,665
	EVN AG	17,207	339,519
	Flughafen Wien AG	2,358	95,458
	Kapsch TrafficCom AG	1,571	46,306
	Lenzing AG	4,086	322,952
	Mayr Melnhof Karton AG	2,813	386,594
	Oesterreichische Post AG	12,355	469,009
	OMV AG	46,691	2,320,265
	Palfinger AG	4,858	150,474
	POLYTEC Holding AG	5,223	46,365
#	Porr AG	2,474	43,125
	Raiffeisen Bank International AG	67,108	1,528,655
	Rosenbauer International AG	731	34,027
	S IMMO AG	18,580	497,745
	Schoeller-Bleckmann Oilfield Equipment AG	2,857	131,312
*	Semperit AG Holding	2,415	32,679
	Strabag SE	7,103	236,930
	Telekom Austria AG	58,773	472,446
	UBM Development AG	1,722	93,019
	UNIQA Insurance Group AG	71,452	675,716
	Verbund AG	4,184	221,237
	Vienna Insurance Group AG Wiener Versicherung Gruppe	19,589	528,764
	voestalpine AG	53,314	1,291,042
	Warimpex Finanz- und Beteiligungs AG	10,740	19,041
	Wienerberger AG	18,923	536,889
*	Zumtobel Group AG	8,937	87,717
TOTAL AUSTRIA			15,457,108
BELGIUM — (0.9%)
	Ackermans & van Haaren NV	10,137	1,623,822
	Ageas	57,229	3,155,684
*	AGFA-Gevaert NV	136,729	671,569
	Anheuser-Busch InBev SA	77,177	5,822,232
	Anheuser-Busch InBev SA/NV, Sponsored ADR	8,449	636,210
*	Argenx SE, ADR	297	42,854
*	Argenx SE	949	137,061
	Atenor	1,050	84,520
	Banque Nationale de Belgique	47	121,918
	Barco NV	3,143	781,503
	Bekaert SA	21,848	554,663
*	Biocartis NV	2,296	14,589
	bpost SA	33,766	336,492
*	Celyad SA	572	6,298
	Cie d'Entreprises CFE	5,218	568,997
	Colruyt SA	22,901	1,145,821
	Deceuninck NV	27,471	60,394

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	D'ieteren SA	16,107	$1,039,636
	Econocom Group SA	64,162	182,419
	Elia System Operator SA	6,764	652,322
	Euronav NV	36,257	360,255
*	Euronav NV	38,214	377,554
	EVS Broadcast Equipment SA	6,891	155,662
*	Exmar NV	13,346	79,310
	Fagron	17,183	397,772
*	Galapagos NV	570	127,759
*	Galapagos NV	1,322	295,466
	Gimv NV	1,684	103,763
	Immobel SA	774	65,568
	Jensen-Group NV	589	22,433
	KBC Group NV	35,262	2,587,360
	Kinepolis Group NV	7,850	484,125
	Lotus Bakeries NV	97	294,047
*	MDxHealth	5,908	6,115
	Melexis NV	7,558	537,139
*	Nyrstar NV	39,159	7,577
	Ontex Group NV	33,190	601,563
	Orange Belgium SA	19,795	402,483
	Picanol	532	38,351
	Proximus SADP	35,664	1,016,142
	Recticel SA	22,621	193,122
	Resilux	571	89,280
	Roularta Media Group NV	1,508	27,829
	Sioen Industries NV	4,604	110,495
	Sipef NV	2,300	132,578
	Solvay SA	31,293	3,243,215
	Telenet Group Holding NV	15,377	714,971
	TER Beke SA	294	37,991
*	Tessenderlo Group SA	16,074	540,806
	UCB SA	25,619	2,357,516
	Umicore SA	34,210	1,575,143
	Van de Velde NV	2,567	79,689
*	Viohalco SA	20,959	84,770
TOTAL BELGIUM			34,786,853
BRAZIL — (2.0%)
	AES Tiete Energia SA	79,018	281,377
	AES Tiete Energia SA	21	18
	Aliansce Sonae Shopping Centers SA	34,515	423,839
	Alliar Medicos A Frente SA	17,249	84,662
	Alupar Investimento SA	37,148	256,582
	Ambev SA, ADR	327,200	1,361,152
	Ambev SA	24,800	103,367
	Anima Holding SA	8,900	76,706
	Arezzo Industria e Comercio SA	19,450	273,860
	Atacadao S.A.	52,942	279,260
*	Azul SA, ADR	17,529	727,453
*	B2W Cia Digital	7,500	124,698
	B3 SA - Brasil Bolsa Balcao	59,738	672,342
	Banco Bradesco SA, ADR	186,348	1,421,834
	Banco Bradesco SA	79,491	581,899
	Banco do Brasil SA	80,584	913,358
	Banco Santander Brasil SA	27,828	273,368
	BB Seguridade Participacoes SA	95,050	771,923
	BR Malls Participacoes SA	172,776	742,324
*	BR Properties SA	32,617	118,584

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Brasil Brokers Participacoes SA	13,900	$15,352
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,400	79,106
	Braskem SA, Sponsored ADR	23,556	346,273
*	BRF SA	124,020	884,699
	Camil Alimentos S.A.	33,561	70,451
	CCR SA	293,850	1,251,535
	Centrais Eletricas Brasileiras SA	37,516	343,571
	Cia de Locacao das Americas	173,214	954,930
	Cia de Saneamento Basico do Estado de Sao Paulo	33,000	470,042
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	25,800	365,328
	Cia de Saneamento de Minas Gerais-COPASA	16,585	261,016
	Cia de Saneamento do Parana	37,634	891,068
	Cia de Saneamento do Parana	13,700	70,378
	Cia Energetica de Minas Gerais	27,239	105,899
	Cia Hering	7,758	44,962
	Cia Paranaense de Energia	7,100	130,143
	Cia Siderurgica Nacional SA, Sponsored ADR	222,689	665,840
	Cia Siderurgica Nacional SA	226,966	683,664
	Cielo SA	91,444	150,962
	Cogna Educacao	464,729	1,260,952
	Construtora Tenda SA	42,944	358,786
*	Cosan Logistica SA	89,123	430,154
	Cosan SA	46,191	859,623
	CSU Cardsystem SA	18,186	48,198
	CVC Brasil Operadora e Agencia de Viagens SA	44,590	380,034
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	155,121	1,151,835
*	Cyrela Commercial Properties SA Empreendimentos e Participacoes	301	1,820
	Dimed SA Distribuidora da Medicamentos	200	26,269
	Direcional Engenharia SA	105,236	401,030
	Duratex SA	171,785	629,763
*	EcoRodovias Infraestrutura e Logistica SA	79,920	330,869
	EDP - Energias do Brasil SA	64,352	335,840
	Embraer SA, Sponsored ADR	75,026	1,263,438
	Energisa SA	68,145	877,868
*	Eneva SA	34,261	349,842
	Engie Brasil Energia SA	24,375	296,250
	Equatorial Energia SA	318,660	1,773,888
*	Even Construtora e Incorporadora SA	118,816	464,155
	Ez Tec Empreendimentos e Participacoes SA	32,267	418,915
	Fleury SA	75,200	544,342
	Fras-Le SA	15,300	24,579
*	Gafisa SA	22,144	42,088
	Gerdau SA, Sponsored ADR	134,698	630,387
	Gerdau SA	31,700	135,309
	Gol Linhas Aereas Inteligentes SA, ADR	9,991	160,156
	Grendene SA	36,500	97,757
	Guararapes Confeccoes SA	49,064	332,470
	Hapvida Participacoes e Investimentos S.A.	11,745	164,742
*	Helbor Empreendimentos SA	157,652	158,661
	Hypera SA	67,706	562,346
	Industrias Romi SA	23,600	90,981
	Instituto Hermes Pardini SA	24,400	166,936
	International Meal Co. Alimentacao SA, Class A	101,296	205,780
	Iochpe-Maxion SA	79,610	403,757
	IRB Brasil Resseguros S/A	134,378	1,406,661
	Itau Unibanco Holding SA	33,703	231,685
	JBS SA	486,160	3,130,877
	JHSF Participacoes SA	98,864	181,679
	JSL SA	45,700	331,657

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Kepler Weber SA	13,600	$94,952
	Klabin SA	216,974	1,051,280
	Light SA	50,235	268,618
	Localiza Rent a Car SA	131,149	1,642,348
	LOG Commercial Properties e Participacoes SA	12,061	88,991
*	Log-in Logistica Intermodal SA	8,419	44,645
*	Lojas Americanas S.A.	90	488
	Lojas Americanas SA	9,394	50,956
*	Lojas Americanas SA	335	2,155
	Lojas Renner SA	184,476	2,474,699
	M Dias Branco SA	1,795	17,222
	Magazine Luiza SA	61,110	796,231
	Mahle-Metal Leve SA	30,238	219,587
	Marcopolo SA	54,800	55,279
*	Marfrig Global Foods SA	101,562	260,154
*	Marisa Lojas SA	42,258	132,321
*	Mills Estruturas e Servicos de Engenharia SA	78,057	167,502
*	Minerva SA	46,069	128,334
	Movida Participacoes SA	58,690	288,475
	MRV Engenharia e Participacoes SA	130,137	634,185
	Natura & Co. Holding SA	131,494	1,460,908
	Notre Dame Intermedica Participacoes S.A.	89,816	1,472,466
	Odontoprev SA	128,363	529,326
*	Omega Geracao SA	20,913	193,865
	Ouro Fino Saude Animal Participacoes SA	5,300	51,965
*	Paranapanema SA	8,840	52,554
	Petrobras Distribuidora S.A.	123,000	827,161
	Petroleo Brasileiro SA, Sponsored ADR	72,469	960,214
	Petroleo Brasileiro SA, Sponsored ADR	19,287	272,140
	Petroleo Brasileiro SA	644,147	4,564,952
	Porto Seguro SA	95,142	1,469,140
	Portobello SA	58,513	81,704
*	Positivo Tecnologia SA	12,421	21,637
*	Profarma Distribuidora de Produtos Farmaceuticos SA	5,496	8,329
	Qualicorp Consultoria e Corretora de Seguros SA	160,703	1,555,771
	Raia Drogasil SA	54,950	1,593,866
	Restoque Comercio e Confeccoes de Roupas SA	6,296	24,992
*	Rumo SA	128,682	697,107
	Santos Brasil Participacoes SA	40,750	71,555
	Sao Carlos Empreendimentos e Participacoes SA	3,800	45,856
	Sao Martinho SA	130,829	765,863
	Ser Educacional SA	22,907	163,514
	SLC Agricola SA	66,800	355,322
	Smiles Fidelidade SA	22,347	200,792
*	Springs Global Participacoes SA	22,400	66,322
	Sul America SA	112,994	1,662,217
	Suzano SA	124,726	1,155,345
*	Suzano SA, Sponsored ADR	10,562	97,280
	T4F Entretenimento SA	13,900	16,715
*	Technos SA	30,800	19,922
*	Tecnisa SA	125,860	53,781
	Tegma Gestao Logistica SA	19,812	183,890
	Telefonica Brasil SA, ADR	12,260	170,169
*	Terra Santa Agro SA	2,300	10,559
	TIM Participacoes SA, ADR	6,220	120,979
	TIM Participacoes SA	132,321	517,531
	TOTVS SA	12,882	224,541
	Transmissora Alianca de Energia Eletrica SA	104,081	752,428
	Trisul SA	52,431	199,558

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Tupy SA	65,500	$380,679
	Ultrapar Participacoes SA, Sponsored ADR	146,684	862,502
	Unipar Carbocloro SA	7,000	63,256
	Usinas Siderurgicas de Minas Gerais SA	23,560	56,444
	Vale SA	585,253	6,869,813
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	55,633	228,243
*	Via Varejo SA	122,004	398,836
*	Vulcabras Azaleia SA	41,656	82,872
	WEG SA	18,700	172,084
	Wiz Solucoes e Corretagem de Seguros SA	29,400	107,231
	YDUQS Part	152,308	1,874,598
TOTAL BRAZIL			80,143,420
CANADA — (6.7%)
*	5N Plus, Inc.	24,500	39,062
	Absolute Software Corp.	14,380	105,291
	Acadian Timber Corp.	4,453	55,250
*	Advantage Oil & Gas, Ltd.	196,161	327,577
	Aecon Group, Inc.	32,865	427,389
	AG Growth International, Inc.	11,375	391,000
	AGF Management, Ltd., Class B	76,928	410,972
	Agnico Eagle Mines, Ltd.	5,844	361,251
	Agnico Eagle Mines, Ltd.	600	37,092
*	Aimia, Inc.	54,830	137,966
*	Air Canada	45,730	1,531,820
	AirBoss of America Corp.	10,693	69,649
*	Alacer Gold Corp.	187,402	880,792
	Alamos Gold, Inc., Class A	192,365	1,213,731
	Alamos Gold, Inc., Class A	42,742	269,275
	Alaris Royalty Corp.	23,548	388,789
*	Alcanna, Inc.	5,691	17,803
*	Alexco Resource Corp.	33,113	59,050
	Algoma Central Corp.	3,600	34,901
	Algonquin Power & Utilities Corp.	63,845	977,406
	Algonquin Power & Utilities Corp.	1,500	22,965
	Alimentation Couche-Tard, Inc., Class B	77,740	2,598,187
*	Alio Gold, Inc.	19,045	14,247
	AltaGas, Ltd.	90,700	1,460,493
	Altius Minerals Corp.	3,800	30,753
	Altus Group, Ltd.	3,711	121,560
*	Americas Gold & Silver Corp.	11,652	34,426
*	Amerigo Resources, Ltd.	21,300	8,208
	Andrew Peller, Ltd., Class A	11,100	92,514
	ARC Resources, Ltd.	224,697	1,191,909
*	Argonaut Gold, Inc.	96,041	129,177
*	Aritzia, Inc.	33,968	642,451
*	Asanko Gold, Inc.	70,680	66,226
	Atco, Ltd., Class I	14,200	553,879
*	Athabasca Oil Corp.	182,955	55,298
*	ATS Automation Tooling Systems, Inc.	7,150	109,838
#*	Aurora Cannabis, Inc.	70,242	132,692
	AutoCanada, Inc.	14,210	140,017
	B2Gold Corp.	596,946	2,584,631
	Badger Daylighting, Ltd.	13,390	349,370
	Bank of Montreal	65,384	4,986,555
	Bank of Montreal	68,197	5,197,975
	Bank of Nova Scotia (The)	68,381	3,734,758
	Bank of Nova Scotia (The)	71,552	3,908,170

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Barrick Gold Corp.	78,491	$1,453,653
	Barrick Gold Corp.	89,323	1,380,567
*	Bausch Health Cos., Inc.	68,677	1,883,810
*	Bausch Health Cos., Inc.	34,276	940,427
*	Baytex Energy Corp.	217,096	236,224
*	Baytex Energy Corp.	22,889	25,407
	BCE, Inc.	18,344	864,383
	Birchcliff Energy, Ltd.	130,221	172,198
	Bird Construction, Inc.	5,116	25,205
*	Black Diamond Group, Ltd.	36,016	52,524
*	BlackBerry, Ltd.	102,153	622,150
*	BlackBerry, Ltd.	34,433	210,041
*	Bombardier, Inc., Class A	23,990	24,291
*	Bombardier, Inc., Class B	419,491	389,885
	Bonavista Energy Corp.	269,811	103,977
	Bonterra Energy Corp.	13,150	33,188
	Boralex, Inc., Class A	35,436	739,031
	Brookfield Asset Management, Inc., Class A	12,656	774,432
	Brookfield Asset Management, Inc., Class A	12,004	734,765
	BRP, Inc.	9,248	472,113
	CAE, Inc.	26,952	799,355
	CAE, Inc.	5,994	177,902
#*	Calfrac Well Services, Ltd.	55,031	40,336
	Calian Group, Ltd.	4,200	135,832
	Cameco Corp.	102,984	830,315
	Cameco Corp.	29,287	236,346
	Canaccord Genuity Group, Inc.	30,446	113,190
	Canacol Energy, Ltd.	36,305	116,865
*	Canada Goose Holdings, Inc.	500	14,977
*	Canada Goose Holdings, Inc.	13,776	413,280
	Canadian Imperial Bank of Commerce	52,819	4,307,259
	Canadian Imperial Bank of Commerce	7,445	606,544
	Canadian National Railway Co.	13,000	1,214,833
	Canadian National Railway Co.	46,957	4,387,662
	Canadian Natural Resources, Ltd.	28,391	798,483
	Canadian Natural Resources, Ltd.	241,723	6,799,668
	Canadian Pacific Railway, Ltd.	9,072	2,409,900
	Canadian Pacific Railway, Ltd.	1,755	466,497
	Canadian Tire Corp., Ltd., Class A	13,495	1,447,291
	Canadian Utilities, Ltd., Class A	18,114	554,343
	Canadian Utilities, Ltd., Class B	600	18,362
	Canadian Western Bank	56,966	1,408,439
*	Canfor Corp.	47,104	423,203
	Canfor Pulp Products, Inc.	21,106	135,401
#*	Canopy Growth Corp.	1,700	38,280
*	Canopy Growth Corp.	474	10,689
	CanWel Building Materials Group, Ltd.	25,200	100,541
	Capital Power Corp.	30,345	830,280
*	Capstone Mining Corp.	242,077	129,874
	Cardinal Energy, Ltd.	46,873	82,171
	Cascades, Inc.	48,759	416,703
	CCL Industries, Inc., Class B	28,675	1,209,273
*	Celestica, Inc.	50,960	460,678
*	Celestica, Inc.	5,600	50,694
	Cenovus Energy, Inc.	28,200	245,477
	Cenovus Energy, Inc.	165,194	1,438,840
*	Centerra Gold, Inc.	116,854	935,965
	Cervus Equipment Corp.	3,004	19,226
	CES Energy Solutions Corp.	119,725	176,412

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	CGI, Inc.	27,460	$2,102,555
	Chesswood Group, Ltd.	5,700	43,071
*	China Gold International Resources Corp., Ltd.	207,724	177,367
	CI Financial Corp.	79,936	1,400,722
	Cineplex, Inc.	42,263	1,078,451
	Clearwater Seafoods, Inc.	11,500	47,011
	Cogeco Communications, Inc.	12,627	991,345
	Cogeco, Inc.	42,294	2,963,201
	Colliers International Group, Inc.	2,800	227,021
	Colliers International Group, Inc.	11,666	945,296
	Computer Modelling Group, Ltd.	35,217	215,017
	Constellation Software, Inc.	2,791	2,933,671
*	Copper Mountain Mining Corp.	136,204	67,927
	Corby Spirit and Wine, Ltd.	5,700	66,889
	Corus Entertainment, Inc., Class B	293,525	1,113,417
	Cott Corp.	30,576	467,507
	Cott Corp.	30,499	466,680
	Crescent Point Energy Corp.	53,200	175,270
	Crescent Point Energy Corp.	155,175	510,526
*	Crew Energy, Inc.	145,698	48,441
*	CRH Medical Corp.	46,658	181,569
*	Denison Mines Corp.	188,385	65,481
*	Descartes Systems Group, Inc. (The)	3,518	157,717
*	Detour Gold Corp.	93,470	1,673,900
*	DIRTT Environmental Solutions	10,600	27,473
	Dollarama, Inc.	39,342	1,340,434
	Dorel Industries, Inc., Class B	18,150	71,042
	DREAM Unlimited Corp., Class A	30,800	272,066
*	Dundee Precious Metals, Inc.	67,427	311,303
	Echelon Financial Holdings, Inc.	2,200	10,141
	ECN Capital Corp.	122,569	518,654
	E-L Financial Corp., Ltd.	284	174,683
*	Eldorado Gold Corp.	87,838	638,505
*	Eldorado Gold Corp.	4,518	32,893
	Element Fleet Management Corp.	194,983	1,872,627
	Emera, Inc.	24,759	1,103,061
	Empire Co., Ltd., Class A	53,584	1,243,032
	Enbridge, Inc.	55,946	2,274,796
	Enbridge, Inc.	34,206	1,391,158
*	Endeavour Mining Corp.	29,721	608,622
*	Endeavour Silver Corp.	16,340	34,695
	Enerflex, Ltd.	44,095	337,193
*	Energy Fuels, Inc.	31,800	45,655
	Enerplus Corp.	82,000	418,241
	Enerplus Corp.	85,064	433,826
	Enghouse Systems, Ltd.	17,344	686,997
	Ensign Energy Services, Inc.	98,720	176,046
	Equitable Group, Inc.	7,300	581,121
*	ERO Copper Corp.	1,600	21,980
*	Essential Energy Services Trust	38,149	10,089
	Evertz Technologies, Ltd.	8,165	106,921
	Exchange Income Corp.	8,657	277,686
	Exco Technologies, Ltd.	50,840	288,122
*	EXFO, Inc.	2,877	11,261
	Extendicare, Inc.	41,022	255,109
	Fairfax Financial Holdings, Ltd.	6,000	2,684,767
	Fiera Capital Corp.	16,900	158,350
	Finning International, Inc.	78,264	1,353,682
	First Capital Real Estate Investment Trust	32,700	535,446

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	First Majestic Silver Corp.	47,170	$475,478
	First National Financial Corp.	5,300	153,585
	First Quantum Minerals, Ltd.	125,878	985,411
	FirstService Corp.	7,595	746,589
	FirstService Corp.	2,400	236,137
	Fortis, Inc.	20,242	882,853
	Fortis, Inc.	7,283	317,539
*	Fortuna Silver Mines, Inc.	97,753	383,360
	Franco-Nevada Corp.	3,701	420,582
	Frontera Energy Corp.	8,419	59,863
	Gamehost, Inc.	9,498	59,999
*	GDI Integrated Facility Services, Inc.	300	7,526
*	Gear Energy, Ltd.	122,642	35,679
*	Genesis Land Development Corp.	12,700	20,824
	Genworth MI Canada, Inc.	25,974	1,146,200
	George Weston, Ltd.	19,810	1,596,446
	Gibson Energy, Inc.	56,002	1,123,933
	Gildan Activewear, Inc.	21,696	601,173
*	Glacier Media, Inc.	1,400	508
	GMP Capital, Inc.	32,869	48,183
	goeasy, Ltd.	8,267	419,035
*	Golden Star Resources, Ltd.	19,013	55,887
	GoldMoney, Inc.	16,200	22,401
*	Gran Tierra Energy, Inc.	444	442
*	Gran Tierra Energy, Inc.	261,781	261,108
*	Great Canadian Gaming Corp.	22,100	665,472
	Great-West Lifeco, Inc.	24,600	637,399
*	Guyana Goldfields, Inc.	57,932	31,080
*	Heroux-Devtek, Inc.	13,891	208,669
	High Arctic Energy Services, Inc.	10,600	15,058
	High Liner Foods, Inc.	12,787	79,907
*	Home Capital Group, Inc.	53,339	1,271,608
	Horizon North Logistics, Inc.	68,014	52,421
	Hudbay Minerals, Inc.	299,132	917,694
	Husky Energy, Inc.	147,070	956,834
	Hydro One, Ltd.	27,300	554,912
	iA Financial Corp., Inc.	37,301	2,052,767
*	IAMGOLD Corp.	155,174	463,153
*	IAMGOLD Corp.	35,221	104,254
*	IBI Group, Inc.	7,300	30,008
	IGM Financial, Inc.	7,889	228,134
*	Imperial Metals Corp.	11,400	16,625
	Imperial Oil, Ltd.	9,800	232,374
	Imperial Oil, Ltd.	24,351	576,632
*	Indigo Books & Music, Inc.	1,800	5,101
	Information Services Corp.	5,400	65,490
	Innergex Renewable Energy, Inc.	46,129	655,295
	Intact Financial Corp.	4,700	509,173
	Inter Pipeline, Ltd.	57,709	961,526
*	Interfor Corp.	45,968	486,634
	Intertape Polymer Group, Inc.	43,244	528,705
*	IPL Plastics, Inc.	1,800	11,724
	Jamieson Wellness, Inc.	22,955	460,696
	Just Energy Group, Inc.	28,226	39,244
	K-Bro Linen, Inc.	1,229	39,468
*	Kelt Exploration, Ltd.	63,747	183,043
	Keyera Corp.	62,719	1,636,457
*	Kinaxis, Inc.	4,982	413,648
*	Kinross Gold Corp.	892,490	4,525,168

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Kinross Gold Corp.	7,412	$37,579
	Kirkland Lake Gold, Ltd.	40,234	1,649,916
	KP Tissue, Inc.	5,700	45,655
	Lassonde Industries, Inc., Class A	2,100	223,028
	Laurentian Bank of Canada	26,974	875,422
*	Leagold Mining Corp.	9,100	25,029
	Leon's Furniture, Ltd.	10,044	122,951
	Linamar Corp.	29,163	960,788
	Loblaw Cos., Ltd.	26,402	1,381,326
	Lucara Diamond Corp.	184,114	115,471
	Lundin Mining Corp.	363,711	1,907,325
	Magellan Aerospace Corp.	9,800	104,265
	Magna International, Inc.	80,312	4,071,431
	Magna International, Inc.	29,284	1,484,406
*	Mainstreet Equity Corp.	3,543	210,428
*	Major Drilling Group International, Inc.	60,497	250,966
*	Mandalay Resources Corp.	18,509	13,986
	Manulife Financial Corp.	51,141	996,233
	Manulife Financial Corp.	141,354	2,752,162
	Maple Leaf Foods, Inc.	28,273	553,753
	Martinrea International, Inc.	55,453	540,535
*	Mav Beauty Brands, Inc.	2,500	7,981
	Medical Facilities Corp.	31,821	98,344
*	MEG Energy Corp.	129,677	662,397
	Methanex Corp.	18,500	599,845
	Methanex Corp.	5,399	175,198
	Metro, Inc.	28,767	1,172,734
	Morguard Corp.	700	107,185
	Morneau Shepell, Inc.	19,996	523,395
*	Mountain Province Diamonds, Inc.	6,000	4,896
	MTY Food Group, Inc.	6,344	277,050
	Mullen Group, Ltd.	49,819	339,932
	National Bank of Canada	104,172	5,780,074
*	New Gold, Inc.	824,836	760,390
	NFI Group, Inc.	37,760	873,667
	Norbord, Inc.	5,092	149,570
	Norbord, Inc.	7,657	224,733
	North American Construction Group, Ltd.	19,300	210,880
	North American Construction Group, Ltd.	1,018	11,096
	North West Co., Inc. (The)	22,094	460,111
	Northland Power, Inc.	44,775	1,007,894
	Nutrien, Ltd.	37,569	1,603,771
*	NuVista Energy, Ltd.	75,369	121,306
#*	Obsidian Energy, Ltd.	21,375	14,698
	OceanaGold Corp.	380,881	797,220
	Onex Corp.	18,083	1,160,078
	Open Text Corp.	18,400	828,097
	Open Text Corp.	16,829	757,137
	Osisko Gold Royalties, Ltd.	45,553	454,358
#*	Painted Pony Energy, Ltd.	105,752	45,548
	Pan American Silver Corp.	24,348	559,675
	Pan American Silver Corp.	108,615	2,495,963
*	Paramount Resources, Ltd., Class A	31,088	141,884
*	Parex Resources, Inc.	106,941	1,692,923
	Park Lawn Corp.	7,381	166,706
	Parkland Fuel Corp.	41,414	1,441,072
	Pason Systems, Inc.	29,830	297,534
	Pembina Pipeline Corp.	2,244	85,945
	Pembina Pipeline Corp.	19,696	754,554

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Peyto Exploration & Development Corp.	97,254	$212,380
*	Photon Control, Inc.	8,300	8,216
*	PHX Energy Services Corp.	18,919	34,596
	Pinnacle Renewable Energy, Inc.	4,200	32,339
	Pizza Pizza Royalty Corp.	10,074	74,067
	Polaris Infrastructure, Inc.	5,200	56,660
	Pollard Banknote, Ltd.	3,300	49,223
*	Precision Drilling Corp.	107,261	126,437
*	Precision Drilling Corp.	24,082	28,176
*	Premier Gold Mines, Ltd.	95,451	114,680
	Premium Brands Holdings Corp.	14,391	1,059,697
*	Pretium Resources, Inc.	7,794	84,877
*	Pretium Resources, Inc.	44,718	486,917
*	Pulse Seismic, Inc.	22,820	30,176
	Quarterhill, Inc.	76,668	112,389
	Quebecor, Inc., Class B	49,926	1,238,907
*	Questerre Energy Corp., Class A	32,700	5,312
	Recipe Unlimited Corp.	14,874	209,275
	Reitmans Canada, Ltd., Class A	19,404	13,489
	Restaurant Brands International, Inc.	9,100	555,187
	Restaurant Brands International, Inc.	8,851	540,000
	Richelieu Hardware, Ltd.	29,641	654,234
	Ritchie Bros Auctioneers, Inc.	7,600	320,849
	Ritchie Bros Auctioneers, Inc.	19,812	836,463
	Rocky Mountain Dealerships, Inc.	8,291	40,346
	Rogers Communications, Inc., Class B	4,600	230,313
	Rogers Communications, Inc., Class B	24,065	1,204,935
	Rogers Sugar, Inc.	56,990	206,273
*	Roxgold, Inc.	48,000	37,721
	Royal Bank of Canada	56,674	4,478,591
	Royal Bank of Canada	133,402	10,533,422
	Russel Metals, Inc.	42,512	690,009
*	Sandstorm Gold, Ltd.	69,625	477,705
	Saputo, Inc.	17,716	544,304
	Secure Energy Services, Inc.	78,065	268,396
*	SEMAFO, Inc.	168,337	354,889
*	Seven Generations Energy, Ltd., Class A	163,953	822,614
	Shaw Communications, Inc., Class B	10,832	211,664
	Shaw Communications, Inc., Class B	62,788	1,226,250
	ShawCor, Ltd.	35,032	278,477
*	Shopify, Inc., Class A	900	419,094
	Sienna Senior Living, Inc.	15,909	226,241
*	Sierra Wireless, Inc.	7,200	69,476
*	Sierra Wireless, Inc.	11,505	110,793
	Sleep Country Canada Holdings, Inc.	19,915	302,923
	SNC-Lavalin Group, Inc.	10,980	252,555
*	Spin Master Corp.	10,400	248,802
	Sprott, Inc.	37,699	90,587
*	SSR Mining, Inc.	44,604	816,978
*	SSR Mining, Inc.	8,887	162,721
	Stantec, Inc.	16,542	491,860
	Stantec, Inc.	8,147	242,536
*	Stars Group, Inc. (The)	5,297	126,401
*	Stars Group, Inc. (The)	48,072	1,146,998
	Stelco Holdings, Inc.	1,422	10,616
	Stella-Jones, Inc.	14,440	408,737
*	Storm Resources, Ltd.	4,600	5,144
*	Strad, Inc.	100	136
	Stuart Olson, Inc.	15,040	24,661

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Sun Life Financial, Inc.	49,784	$2,340,844
	Suncor Energy, Inc.	111,613	3,411,474
	Suncor Energy, Inc.	204,854	6,266,484
*	SunOpta, Inc.	7,675	20,723
*	SunOpta, Inc.	4,800	13,021
	Superior Plus Corp.	94,458	824,384
	Supremex, Inc.	7,129	12,551
	Surge Energy, Inc.	157,442	118,968
*	Tamarack Valley Energy, Ltd.	113,214	144,576
*	Taseko Mines, Ltd.	158,513	73,064
	TC Energy Corp.	5,442	298,418
	TC Energy Corp.	10,742	588,876
	Teck Resources, Ltd., Class A	600	8,723
	Teck Resources, Ltd., Class B	78,125	1,009,474
	Teck Resources, Ltd., Class B	162,372	2,096,223
	TELUS Corp.	24,664	988,685
*	TeraGo, Inc.	3,300	20,846
*	Teranga Gold Corp.	41,335	235,189
*	Tervita Corp.	5,715	32,002
	TFI International, Inc.	57,363	1,836,968
	Thomson Reuters Corp.	4,681	376,312
	Tidewater Midstream and Infrastructure, Ltd.	109,000	88,953
	Timbercreek Financial Corp.	18,861	143,517
	TMX Group, Ltd.	13,592	1,257,625
	TORC Oil & Gas, Ltd.	106,408	308,755
*	Torex Gold Resources, Inc.	39,274	540,411
	Toromont Industries, Ltd.	20,559	1,058,709
	Toronto-Dominion Bank (The)	89,278	4,934,104
	Toronto-Dominion Bank (The)	9,606	530,828
	Total Energy Services, Inc.	18,599	75,893
	Tourmaline Oil Corp.	100,951	1,018,354
	TransAlta Corp.	133,581	997,265
	TransAlta Corp.	33,238	248,288
	TransAlta Renewables, Inc.	39,506	494,049
	Transcontinental, Inc., Class A	51,756	608,526
	TransGlobe Energy Corp.	44,981	57,441
	TransGlobe Energy Corp.	1,119	1,432
*	Trican Well Service, Ltd.	148,510	116,707
*	Trisura Group, Ltd.	2,121	69,697
*	Turquoise Hill Resources, Ltd.	262,537	170,607
	Uni-Select, Inc.	74,786	203,208
	Vermilion Energy, Inc.	13,653	197,054
	Vermilion Energy, Inc.	46,364	669,033
	VersaBank	4,000	22,488
	Wajax Corp.	15,240	171,700
	Waste Connections, Inc.	1,061	102,185
	Waste Connections, Inc.	11,349	1,093,843
*	Wesdome Gold Mines Ltd.	124,514	848,660
	West Fraser Timber Co., Ltd.	28,536	1,143,251
	Western Forest Products, Inc.	244,498	197,682
	Westshore Terminals Investment Corp.	27,839	338,258
	Wheaton Precious Metals Corp.	42,612	1,254,923
	Whitecap Resources, Inc.	187,079	681,365
*	WildBrain, Ltd.	77,506	87,263
	Winpak, Ltd.	9,400	343,497
	WSP Global, Inc.	9,003	639,816
	Yamana Gold, Inc.	398,609	1,623,472
	Yamana Gold, Inc.	8,700	35,409
*	Yangarra Resources, Ltd.	54,109	45,793

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Yellow Pages, Ltd.	9,936	$77,332
TOTAL CANADA			271,198,273
CHILE — (0.2%)
	AES Gener SA	645,978	120,155
	Aguas Andinas SA, Class A	422,238	158,292
	Banco de Chile, ADR	8,263	164,438
	Banco de Credito e Inversiones SA	10,154	423,947
	Banco Santander Chile, ADR	8,227	164,861
	Banco Santander Chile	1,227,899	60,781
	Besalco SA	159,422	78,575
	CAP SA	33,285	197,915
	Cencosud SA	245,903	304,057
	Cia Cervecerias Unidas SA	12,277	108,385
	Cia Cervecerias Unidas SA, Sponsored ADR	13,115	233,709
*	Cia Sud Americana de Vapores SA	11,350,219	356,830
	Colbun SA	714,528	104,009
	Cristalerias de Chile SA	2,000	12,832
	Embotelladora Andina SA, ADR, Class B	4,903	76,046
*	Empresa Nacional de Telecomunicaciones SA	76,642	502,590
	Empresas CMPC SA	154,949	355,190
	Empresas COPEC SA	15,233	135,895
	Empresas Hites SA	40,531	9,613
*	Empresas La Polar SA	718,081	13,256
	Enel Americas SA, ADR	79,243	776,582
	Enel Americas SA	3,644,157	717,175
	Enel Chile SA, ADR	60,103	283,686
	Enel Chile SA	844,942	80,092
	Engie Energia Chile SA	137,375	192,174
	Forus SA	24,881	33,846
	Grupo Security SA	496,836	112,380
	Hortifrut SA	2,991	4,858
	Inversiones Aguas Metropolitanas SA	232,596	217,857
	Inversiones La Construccion SA	14,743	134,456
	Itau CorpBanca	31,981,234	155,494
	Itau CorpBanca	9,675	69,757
	Latam Airlines Group SA, Sponsored ADR	53,617	443,413
	Latam Airlines Group SA	3,726	30,942
*	Masisa SA	1,118,583	41,026
	Molibdenos y Metales SA	1,797	17,752
	Multiexport Foods SA	175,108	77,644
	Parque Arauco SA	177,763	406,363
	PAZ Corp. SA	30,769	25,295
	Plaza SA	7,638	13,743
	Ripley Corp. SA	405,718	189,419
	SACI Falabella	25,508	100,010
	Salfacorp SA	188,280	97,571
	Sigdo Koppers SA	85,947	106,324
	Sociedad Matriz SAAM SA	1,380,854	109,566
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,492	182,425
	Socovesa SA	126,028	36,993
	SONDA SA	246,425	190,576
	Vina Concha y Toro SA	103,004	185,048
TOTAL CHILE			8,613,843
CHINA — (7.5%)
*	21Vianet Group, Inc., ADR	18,641	172,243
*	3SBio, Inc.	538,500	683,999

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	500.com, Ltd., ADR, Class A	2,873	$19,680
*	51job, Inc., ADR	5,450	393,218
*	58.com, Inc., ADR	11,846	658,875
	AAC Technologies Holdings, Inc.	307,500	2,162,900
	Agile Group Holdings, Ltd.	1,244,749	1,638,013
	Agricultural Bank of China, Ltd., Class H	3,711,000	1,432,738
	Air China, Ltd., Class H	540,000	443,161
	AKM Industrial Co., Ltd.	50,000	8,126
*	Alibaba Group Holding, Ltd., Sponsored ADR	45,038	9,304,400
#*	Alibaba Health Information Technology, Ltd.	62,000	86,377
*	Alibaba Pictures Group, Ltd.	3,130,000	442,769
*	Aluminum Corp. of China, Ltd., Class H	1,460,000	426,828
	AMVIG Holdings, Ltd.	130,000	31,314
	Angang Steel Co., Ltd., Class H	1,115,400	372,804
	Anhui Conch Cement Co., Ltd., Class H	359,500	2,294,577
	Anhui Expressway Co., Ltd., Class H	140,000	78,282
	ANTA Sports Products, Ltd.	254,000	2,211,369
#	Anton Oilfield Services Group	1,118,000	103,261
*	Aowei Holdings, Ltd.	59,000	12,049
	APT Satellite Holdings, Ltd.	186,250	69,274
	Asia Cement China Holdings Corp.	254,000	318,872
*	Asia Television Holdings, Ltd.	572,000	5,275
	Ausnutria Dairy Corp., Ltd.	239,000	290,005
	AVIC International Holding HK, Ltd.	1,307,948	25,860
*	AVIC International Holdings, Ltd., Class H	136,000	141,629
	AviChina Industry & Technology Co., Ltd., Class H	1,032,000	429,334
	BAIC Motor Corp., Ltd., Class H	1,408,500	694,243
*	Baidu, Inc., Sponsored ADR	19,094	2,359,255
	Bank of China, Ltd., Class H	8,911,800	3,447,323
	Bank of Chongqing Co., Ltd., Class H	341,500	181,232
	Bank of Communications Co., Ltd., Class H	1,074,695	688,412
	Bank of Zhengzhou Co., Ltd., Class H	76,000	23,588
*	Baoye Group Co., Ltd., Class H	87,040	48,521
*	Baozun, Inc., Sponsored ADR	4,280	128,871
	BBMG Corp., Class H	981,000	262,087
	Beijing Capital International Airport Co., Ltd., Class H	1,044,000	840,849
	Beijing Capital Land, Ltd., Class H	735,000	192,208
#*	Beijing Enterprises Clean Energy Group, Ltd.	10,500,000	70,807
	Beijing Enterprises Holdings, Ltd.	167,500	732,377
	Beijing Enterprises Water Group, Ltd.	1,875,000	833,849
*	Beijing Gas Blue Sky Holdings, Ltd.	1,400,000	37,167
	Beijing Jingneng Clean Energy Co., Ltd., Class H	350,000	55,618
	Beijing North Star Co., Ltd., Class H	398,000	113,132
*	Beijing Properties Holdings, Ltd.	616,000	14,940
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	123,000	35,631
	Best Pacific International Holdings, Ltd.	186,000	50,619
*	Bitauto Holdings, Ltd., ADR	14,796	223,420
	Brilliance China Automotive Holdings, Ltd.	904,000	801,225
	BYD Co., Ltd., Class H	189,500	986,504
	BYD Electronic International Co., Ltd.	531,000	1,019,272
	CA Cultural Technology Group, Ltd.	129,000	35,301
	Cabbeen Fashion, Ltd.	155,000	29,362
#	Canvest Environmental Protection Group Co., Ltd.	218,000	92,134
*	Capital Environment Holdings, Ltd.	2,440,000	43,137
*	CAR, Inc.	557,000	369,175
	Carrianna Group Holdings Co., Ltd.	238,000	22,232
	Central China Real Estate, Ltd.	370,696	212,887
	Central China Securities Co., Ltd., Class H	308,000	59,160

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Century Sunshine Group Holdings, Ltd.	1,055,000	$27,740
*	CGN Meiya Power Holdings Co., Ltd.	752,000	94,275
	CGN Power Co., Ltd., Class H	718,000	176,198
	Chaowei Power Holdings, Ltd.	348,000	115,075
	Cheetah Mobile, Inc., ADR	11,548	39,956
#	China Aerospace International Holdings, Ltd.	848,000	47,234
	China Agri-Industries Holdings, Ltd.	1,196,700	639,179
*	China All Access Holdings, Ltd.	270,000	5,828
	China Animal Healthcare, Ltd.	799,000	1,135
	China Aoyuan Group, Ltd.	541,000	720,966
#*	China Automobile New Retail Holdings, Ltd.	406,000	38,319
	China Cinda Asset Management Co., Ltd., Class H	2,786,000	557,207
	China CITIC Bank Corp., Ltd., Class H	1,658,000	865,489
	China Coal Energy Co., Ltd., Class H	715,000	243,244
	China Common Rich Renewable Energy Investments, Ltd.	710,000	85,704
	China Communications Construction Co., Ltd., Class H	994,000	702,451
	China Communications Services Corp., Ltd., Class H	680,000	456,417
#	China Conch Venture Holdings, Ltd.	425,000	1,889,809
	China Construction Bank Corp., Class H	15,486,200	11,731,354
	China Datang Corp. Renewable Power Co., Ltd., Class H	954,000	90,442
*	China Daye Non-Ferrous Metals Mining, Ltd.	3,026,163	16,455
*	China Dili Group	715,600	218,826
*	China Distance Education Holdings, Ltd., ADR	5,206	39,826
*	China Dynamics Holdings, Ltd.	1,050,000	11,543
*	China Eastern Airlines Corp., Ltd., ADR	2,373	54,081
#*	China Eastern Airlines Corp., Ltd., Class H	674,000	306,883
	China Electronics Huada Technology Co., Ltd.	256,000	24,599
	China Electronics Optics Valley Union Holding Co., Ltd.	664,000	38,534
#	China Energy Engineering Corp., Ltd., Class H	780,000	91,445
	China Everbright Bank Co., Ltd., Class H	483,000	193,767
	China Everbright Greentech Ltd.	232,000	109,286
	China Everbright International, Ltd.	694,074	492,288
	China Everbright Water, Ltd.	129,348	28,256
#	China Evergrande Group	1,570,000	3,469,172
	China Fiber Optic Network System Group, Ltd.	521,599	3,526
	China Financial Services Holdings, Ltd.	354,000	17,879
	China Flavors & Fragrances Co., Ltd.	146,000	24,310
	China Foods, Ltd.	538,000	202,096
	China Galaxy Securities Co., Ltd., Class H	575,500	263,622
	China Gas Holdings, Ltd.	444,200	1,754,773
	China Glass Holdings, Ltd.	262,000	10,542
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	456,000	286,844
*	China Greenland Broad Greenstate Group Co., Ltd.	356,000	11,008
	China Hanking Holdings, Ltd.	268,000	63,277
	China Harmony New Energy Auto Holding, Ltd.	499,500	255,925
*	China High Precision Automation Group, Ltd.	127,000	3,741
	China High Speed Transmission Equipment Group Co., Ltd.	195,000	116,551
	China Hongqiao Group, Ltd.	529,500	260,198
*	China Huiyuan Juice Group, Ltd.	306,500	55,348
*	China Index Holdings, Ltd., ADR	2,931	8,911
#	China International Capital Corp., Ltd., Class H	199,600	345,670
	China International Marine Containers Group Co., Ltd., Class H	277,320	243,719
#	China Jinmao Holdings Group, Ltd.	1,552,000	1,037,546
	China Lesso Group Holdings, Ltd.	744,000	956,329
	China Life Insurance Co., Ltd., ADR	3,332	39,684
	China Life Insurance Co., Ltd., Class H	226,000	539,696
	China Lilang, Ltd.	323,000	228,729
*	China Logistics Property Holdings Co., Ltd.	193,000	75,670
	China Longyuan Power Group Corp., Ltd., Class H	742,000	438,717

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Maple Leaf Educational Systems, Ltd.	430,000	$153,261
	China Medical System Holdings, Ltd.	832,000	1,107,324
	China Meidong Auto Holdings, Ltd.	290,000	355,333
	China Mengniu Dairy Co., Ltd.	88,000	322,743
	China Merchants Bank Co., Ltd., Class H	586,201	2,826,404
	China Merchants Land, Ltd.	794,000	118,673
	China Merchants Port Holdings Co., Ltd.	88,000	135,367
	China Merchants Securities Co., Ltd., Class H	13,200	15,095
	China Minsheng Banking Corp., Ltd., Class H	1,159,620	809,558
	China Mobile, Ltd.	770,500	6,333,242
	China Mobile, Ltd., Sponsored ADR	73,952	3,034,990
#*	China Modern Dairy Holdings, Ltd.	1,092,000	135,366
#	China Molybdenum Co., Ltd., Class H	663,000	243,172
	China National Building Material Co., Ltd., Class H	2,747,400	2,626,365
*	China Oceanwide Holdings, Ltd.	964,000	30,626
	China Oil & Gas Group, Ltd.	2,404,000	80,028
	China Oilfield Services, Ltd., Class H	456,000	661,646
	China Oriental Group Co., Ltd.	956,000	328,386
	China Overseas Grand Oceans Group, Ltd.	841,375	549,755
	China Overseas Land & Investment, Ltd.	1,624,827	5,222,890
#	China Overseas Property Holdings, Ltd.	1,049,275	636,201
	China Pacific Insurance Group Co., Ltd., Class H	382,800	1,276,833
	China Petroleum & Chemical Corp., ADR	12,059	632,227
	China Petroleum & Chemical Corp., Class H	4,419,400	2,327,351
*	China Pioneer Pharma Holdings, Ltd.	250,000	60,319
	China Power International Development, Ltd.	837,333	161,962
*	China Properties Group, Ltd.	173,000	15,693
	China Railway Construction Corp., Ltd., Class H	831,500	811,327
	China Railway Group, Ltd., Class H	808,000	443,161
	China Railway Signal & Communication Corp., Ltd., Class H	327,000	157,486
	China Reinsurance Group Corp., Class H	1,489,000	211,431
	China Resources Beer Holdings Co., Ltd.	120,962	559,659
	China Resources Cement Holdings, Ltd.	1,328,610	1,486,386
	China Resources Gas Group, Ltd.	466,000	2,456,081
	China Resources Land, Ltd.	734,444	3,055,230
#	China Resources Medical Holdings Co., Ltd.	475,000	252,391
	China Resources Pharmaceutical Group, Ltd.	550,000	460,166
	China Resources Power Holdings Co., Ltd.	1,132,678	425,140
#	China Sanjiang Fine Chemicals Co., Ltd.	473,000	96,724
	China SCE Group Holdings, Ltd.	1,251,600	657,583
*	China Shanshui Cement Group, Ltd.	77,000	26,140
*	China Shengmu Organic Milk, Ltd.	1,157,000	31,641
	China Shenhua Energy Co., Ltd., Class H	714,616	1,255,821
*	China Silver Group, Ltd.	460,000	44,933
	China South City Holdings, Ltd.	2,548,000	283,635
	China Southern Airlines Co., Ltd., Sponsored ADR	3,231	89,208
	China Southern Airlines Co., Ltd., Class H	844,000	466,351
#	China State Construction International Holdings, Ltd.	781,300	621,002
	China Sunshine Paper Holdings Co., Ltd.	201,000	31,772
	China Suntien Green Energy Corp., Ltd., Class H	587,000	151,279
	China Taiping Insurance Holdings Co., Ltd.	669,106	1,389,931
	China Telecom Corp., Ltd., ADR	6,681	258,622
	China Telecom Corp., Ltd., Class H	618,000	240,455
	China Tian Lun Gas Holdings, Ltd.	106,000	89,146
#*	China Tianrui Group Cement Co., Ltd.	53,000	48,020
	China Traditional Chinese Medicine Holdings Co., Ltd.	884,000	408,481
	China Travel International Investment Hong Kong, Ltd.	1,228,000	195,878
	China Unicom Hong Kong, Ltd.	1,930,000	1,610,043
	China Unicom Hong Kong, Ltd., ADR	88,795	741,438

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Vanke Co., Ltd., Class H	387,200	$1,365,019
#	China Vast Industrial Urban Development Co., Ltd.	218,000	76,124
#	China Water Affairs Group, Ltd.	310,000	241,809
#*	China Water Industry Group, Ltd.	156,000	8,569
	China Wood Optimization Holding, Ltd.	88,000	22,168
	China XLX Fertiliser, Ltd.	228,000	67,013
	China Yuhua Education Corp., Ltd.	370,000	256,228
#*	China Yurun Food Group, Ltd.	478,000	39,618
	China ZhengTong Auto Services Holdings, Ltd.	666,000	177,197
	China Zhongwang Holdings, Ltd.	878,400	290,813
#	Chinasoft International, Ltd.	816,000	476,514
	Chongqing Machinery & Electric Co., Ltd., Class H	633,925	40,519
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,506,000	688,537
	Chu Kong Shipping Enterprise Group Co., Ltd.	180,000	26,519
	CIFI Holdings Group Co., Ltd.	2,509,085	1,722,890
	CIMC Enric Holdings, Ltd.	120,000	61,254
	CITIC Dameng Holdings, Ltd.	361,000	14,742
	CITIC Resources Holdings, Ltd.	1,250,000	71,274
	CITIC Securities Co., Ltd., Class H	185,500	356,388
	CITIC, Ltd.	995,000	1,125,133
*	Citychamp Watch & Jewellery Group, Ltd.	1,004,000	215,608
	Clear Media, Ltd.	80,000	56,530
	CNOOC, Ltd.	1,241,000	1,857,823
	CNOOC, Ltd., Sponsored ADR	20,875	3,152,125
*	COFCO Meat Holdings, Ltd.	416,000	87,904
*	Cogobuy Group	246,000	34,236
	Colour Life Services Group Co., Ltd.	221,000	103,351
	Comba Telecom Systems Holdings, Ltd.	607,429	219,104
	Concord New Energy Group, Ltd.	2,600,000	117,852
	Consun Pharmaceutical Group, Ltd.	296,000	151,602
*	Coolpad Group, Ltd.	1,451,600	36,873
	COSCO SHIPPING Development Co., Ltd., Class H	1,310,000	138,619
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	663,752	288,612
*	COSCO SHIPPING Holdings Co., Ltd., Class H	562,000	200,580
	Cosmo Lady China Holdings Co., Ltd.	295,000	38,004
	Country Garden Holdings Co., Ltd.	2,233,183	2,824,104
	Country Garden Services Holdings Co., Ltd.	315,550	1,019,436
	CP Pokphand Co., Ltd.	4,042,000	351,782
#	CPMC Holdings, Ltd.	336,400	93,413
	CRCC High-Tech Equipment Corp., Ltd., Class H	284,000	41,771
	CRRC Corp., Ltd., Class H	717,000	472,756
	CSPC Pharmaceutical Group, Ltd.	1,924,000	4,220,225
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	66,000	42,797
#*	CT Environmental Group, Ltd.	1,368,000	22,458
	Da Ming International Holdings, Ltd.	42,000	8,830
	Dali Foods Group Co., Ltd.	855,500	601,649
	Datang International Power Generation Co., Ltd., Class H	506,000	88,129
	Dawnrays Pharmaceutical Holdings, Ltd.	450,000	83,909
*	DBA Telecommunication Asia Holdings, Ltd.	72,000	3,528
*	Differ Group Holding Co., Ltd.	772,000	45,114
	Dongfeng Motor Group Co., Ltd., Class H	890,000	665,079
#	Dongjiang Environmental Co., Ltd., Class H	96,800	73,306
	Dongyue Group, Ltd.	960,000	436,313
	Dynagreen Environmental Protection Group Co., Ltd., Class H	54,000	20,847
	E-Commodities Holdings, Ltd.	828,000	33,793
#	EEKA Fashion Holdings, Ltd.	76,000	80,344
	ENN Energy Holdings, Ltd.	129,300	1,503,099
#	Essex Bio-technology, Ltd.	140,000	95,885
	EVA Precision Industrial Holdings, Ltd.	396,000	30,917

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Everbright Securities Co., Ltd., Class H	69,000	$47,177
*	Fang Holdings, Ltd., ADR	2,931	7,621
	Fantasia Holdings Group Co., Ltd.	810,000	144,524
	Far East Horizon, Ltd.	1,241,000	1,096,441
	Flat Glass Group Co., Ltd., Class H	44,000	27,840
	Fosun International, Ltd.	432,892	572,482
	Fu Shou Yuan International Group, Ltd.	284,000	238,304
	Fufeng Group, Ltd.	903,600	349,171
#	Fuguiniao Co., Ltd., Class H	53,000	4,965
#*	Fullshare Holdings, Ltd.	3,450,000	67,359
#	Fuyao Glass Industry Group Co., Ltd., Class H	268,000	766,898
*	GCL New Energy Holdings, Ltd.	4,602,000	82,024
*	GCL-Poly Energy Holdings, Ltd.	8,179,000	310,859
	Geely Automobile Holdings, Ltd.	2,045,000	3,240,521
	Gemdale Properties & Investment Corp., Ltd.	2,698,000	363,998
	Genertec Universal Medical Group Co., Ltd.	555,000	379,244
	GF Securities Co., Ltd., Class H	231,600	252,964
*	Glorious Property Holdings, Ltd.	1,768,000	39,083
	Golden Eagle Retail Group, Ltd.	273,000	281,325
	Golden Throat Holdings Group Co., Ltd.	46,000	6,761
	Goldlion Holdings, Ltd.	162,000	45,106
#*	GOME Retail Holdings, Ltd.	6,059,060	555,997
*	Grand Baoxin Auto Group, Ltd.	439,881	70,392
	Great Wall Motor Co., Ltd., Class H	1,102,000	728,159
	Greatview Aseptic Packaging Co., Ltd.	543,000	216,503
	Greenland Hong Kong Holdings, Ltd.	589,000	222,173
	Greentown China Holdings, Ltd.	499,500	593,306
	Greentown Service Group Co., Ltd.	562,000	592,882
	Guangdong Investment, Ltd.	194,000	393,756
	Guangshen Railway Co., Ltd., Sponsored ADR	6,099	83,861
	Guangshen Railway Co., Ltd., Class H	442,000	122,254
	Guangzhou Automobile Group Co., Ltd., Class H	424,000	424,953
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	16,000	51,249
	Guangzhou R&F Properties Co., Ltd., Class H	766,000	1,155,491
	Guolian Securities Co., Ltd., Class H	107,500	35,956
	Guorui Properties, Ltd.	554,000	108,829
*	Haichang Ocean Park Holdings, Ltd.	344,000	31,006
	Haier Electronics Group Co., Ltd.	376,000	1,129,398
*	Hailiang Education Group, Inc., ADR	1,838	130,682
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	35,924
	Haitian International Holdings, Ltd.	412,000	890,746
	Haitong Securities Co., Ltd., Class H	421,200	407,036
*	Harbin Bank Co., Ltd., Class H	231,000	41,670
*	Harbin Electric Co., Ltd., Class H	354,236	92,509
*	Harmonicare Medical Holdings, Ltd.	74,000	7,289
#*	HC Group, Inc.	211,500	54,927
	Health and Happiness H&H International Holdings, Ltd.	124,500	521,885
	Hengan International Group Co., Ltd.	305,000	2,221,663
#*	HengTen Networks Group, Ltd.	2,404,000	31,246
	Hilong Holding, Ltd.	544,000	51,996
	Hisense Home Appliances Group Co., Ltd., Class H	146,000	148,513
	HKC Holdings, Ltd.	91,739	75,186
*	Honghua Group, Ltd.	1,656,000	90,612
	Honworld Group, Ltd.	59,000	21,094
	Hopson Development Holdings, Ltd.	360,000	328,968
*	HOSA International, Ltd.	178,000	1,247
*	Hua Han Health Industry Holdings, Ltd.	1,573,842	107,400
#	Hua Hong Semiconductor, Ltd.	175,000	417,729
	Huadian Fuxin Energy Corp., Ltd., Class H	686,000	117,295

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huadian Power International Corp., Ltd., Class H	388,000	$127,975
	Huaneng Power International, Inc., Sponsored ADR	3,000	58,230
	Huaneng Power International, Inc., Class H	516,000	243,519
	Huaneng Renewables Corp., Ltd., Class H	3,032,000	1,240,148
	Huatai Securities Co., Ltd., Class H	170,000	266,827
	Huaxi Holdings Co., Ltd.	46,000	11,900
	Huazhong In-Vehicle Holdings Co., Ltd.	344,000	47,267
	Huazhu Group, Ltd., ADR	30,524	1,053,078
	Huishang Bank Corp., Ltd., Class H	186,200	68,701
	IMAX China Holding, Inc.	113,000	210,412
	Industrial & Commercial Bank of China, Ltd., Class H	8,824,460	5,857,440
	Inner Mongolia Yitai Coal Co., Ltd., Class H	21,900	14,119
*	JD.com, Inc., ADR	9,626	362,804
*	Jiangnan Group, Ltd.	1,143,000	47,510
	Jiangsu Expressway Co., Ltd., Class H	198,000	245,323
	Jiangxi Copper Co., Ltd., Class H	372,000	438,642
	Jiayuan International Group, Ltd.	498,787	178,887
#	Jinchuan Group International Resources Co., Ltd.	737,000	61,078
	Jingrui Holdings, Ltd.	257,000	75,730
*	JinkoSolar Holding Co., Ltd., ADR	11,280	210,936
	Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	83,500	41,471
#	JNBY Design, Ltd.	173,000	200,316
	Joy City Property, Ltd.	2,024,000	201,719
*	JOYY, Inc.	20,420	1,236,023
	Ju Teng International Holdings, Ltd.	460,000	105,766
	Jutal Offshore Oil Services, Ltd.	124,000	9,416
	K Wah International Holdings, Ltd.	583,931	284,623
*	Kai Yuan Holdings, Ltd.	1,980,000	11,828
	Kaisa Group Holdings, Ltd.	1,407,000	583,447
*	Kangda International Environmental Co., Ltd.	285,000	28,450
#*	Kasen International Holdings, Ltd.	194,000	84,544
	Kinetic Mines and Energy, Ltd.	812,000	38,519
	Kingboard Holdings, Ltd.	423,500	1,114,412
	Kingboard Laminates Holdings, Ltd.	735,000	750,936
#*	Kingsoft Corp., Ltd.	270,000	815,964
#*	KuangChi Science, Ltd.	655,000	19,942
	Kunlun Energy Co., Ltd.	2,228,000	1,725,749
	KWG Group Holdings, Ltd.	718,400	930,288
	Lai Fung Holdings, Ltd.	27,560	31,216
	Lee & Man Chemical Co., Ltd.	66,300	29,402
	Lee & Man Paper Manufacturing, Ltd.	846,600	584,752
	Lee's Pharmaceutical Holdings, Ltd.	122,000	65,587
	Legend Holdings Corp., Class H	63,500	118,029
	Lenovo Group, Ltd.	3,976,000	2,594,347
	Leoch International Technology, Ltd.	195,000	15,148
*	Lexinfintech Holdings, Ltd., ADR	10,746	142,922
	Li Ning Co., Ltd.	320,500	935,981
*	Lifestyle China Group, Ltd.	289,500	77,445
*	Lifetech Scientific Corp.	708,000	126,806
	Livzon Pharmaceutical Group, Inc., Class H	61,856	212,093
	Logan Property Holdings Co., Ltd.	740,000	1,118,578
	Longfor Group Holdings, Ltd.	575,500	2,428,696
	Lonking Holdings, Ltd.	1,256,000	329,436
#	Luye Pharma Group, Ltd.	677,500	434,633
	LVGEM China Real Estate Investment Co., Ltd.	162,000	54,752
	Maoye International Holdings, Ltd.	445,000	28,417
*	Meitu, Inc.	205,000	39,213
	Metallurgical Corp. of China, Ltd., Class H	878,000	170,983
*	Mingfa Group International Co., Ltd.	589,000	4,270

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Minmetals Land, Ltd.	764,000	$117,806
	Minth Group, Ltd.	344,000	1,052,193
#*	MMG, Ltd.	1,680,000	375,798
	MOBI Development Co., Ltd.	124,000	16,391
	Modern Land China Co., Ltd.	444,400	61,757
	Momo, Inc., Sponsored ADR	63,205	1,934,073
	Nan Hai Corp., Ltd.	8,450,000	101,127
#	Nanfang Communication Holdings, Ltd.	64,000	32,784
*	Nature Home Holding Co., Ltd.	228,000	42,438
	NetDragon Websoft Holdings, Ltd.	29,000	70,044
	NetEase, Inc., ADR	10,443	3,349,697
	New China Life Insurance Co., Ltd., Class H	88,000	328,257
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	3,673	446,453
*	New World Department Store China, Ltd.	223,000	35,840
	Nexteer Automotive Group, Ltd.	698,000	513,152
	Nine Dragons Paper Holdings, Ltd.	1,293,000	1,221,898
*	Noah Holdings, Ltd., ADR	6,747	228,926
#	NVC International Holdings, Ltd.	545,000	16,796
	O-Net Technologies Group, Ltd.	86,000	44,497
	Orient Securities Co., Ltd., Class H	222,000	122,185
	Overseas Chinese Town Asia Holdings, Ltd.	146,000	44,762
#*	Ozner Water International Holding, Ltd.	175,000	13,348
	Pacific Online, Ltd.	210,000	42,267
#*	Panda Green Energy Group, Ltd.	1,408,000	45,965
*	Parkson Retail Group, Ltd.	605,000	42,095
	PAX Global Technology, Ltd.	417,000	193,234
	Peking University Resources Holdings Co., Ltd.	350,000	8,788
	People's Insurance Co. Group of China, Ltd. (The), Class H	289,000	103,404
	PetroChina Co., Ltd., ADR	9,000	396,090
	PetroChina Co., Ltd., Class H	3,212,000	1,416,306
	PICC Property & Casualty Co., Ltd., Class H	1,099,753	1,176,131
	Ping An Insurance Group Co. of China, Ltd., Class H	847,000	9,577,750
	Poly Property Group Co., Ltd.	1,141,000	441,956
	Postal Savings Bank of China Co., Ltd., Class H	622,000	387,036
	Pou Sheng International Holdings, Ltd.	1,044,000	310,924
	Powerlong Real Estate Holdings, Ltd.	728,000	398,466
#*	Q Technology Group Co., Ltd.	39,000	54,988
	Qingdao Port International Co., Ltd., Class H	339,000	219,901
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,400	2,657
*	Real Gold Mining, Ltd.	19,000	643
	Red Star Macalline Group Corp., Ltd., Class H	152,672	114,566
	Redco Properties Group Ltd.	606,000	266,611
*	REXLot Holdings, Ltd.	5,031,399	5,118
	Road King Infrastructure, Ltd.	96,000	161,164
	Ronshine China Holdings, Ltd.	198,000	209,391
	Sany Heavy Equipment International Holdings Co., Ltd.	421,000	203,556
	Seaspan Corp.	42,872	517,465
#	Seazen Group, Ltd.	1,404,000	1,409,464
#*	Semiconductor Manufacturing International Corp.	1,125,100	2,054,362
	Shandong Chenming Paper Holdings, Ltd., Class H	243,250	94,837
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	572,000	682,083
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	109,200	69,651
	Shanghai Electric Group Co., Ltd., Class H	700,000	206,885
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	158,500	421,464
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	111,000	64,522
*	Shanghai Haohai Biological Technology Co., Ltd., Class H	12,800	63,667
	Shanghai Industrial Holdings, Ltd.	271,000	477,332
	Shanghai Industrial Urban Development Group, Ltd.	995,000	114,490
	Shanghai Jin Jiang Capital Co., Ltd., Class H	684,000	114,899

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	236,100	$439,683
	Shanghai Prime Machinery Co., Ltd., Class H	276,000	25,748
*	Shanghai Zendai Property, Ltd.	2,745,000	15,640
	Shengjing Bank Co., Ltd., Class H	144,500	127,590
	Shenguan Holdings Group, Ltd.	446,000	18,063
	Shenzhen Expressway Co., Ltd., Class H	210,000	271,715
	Shenzhen International Holdings, Ltd.	614,016	1,226,532
	Shenzhen Investment, Ltd.	2,003,142	691,726
	Shenzhou International Group Holdings, Ltd.	102,000	1,348,422
	Shimao Property Holdings, Ltd.	809,500	2,612,253
	Shougang Fushan Resources Group, Ltd.	1,270,000	250,022
	Shui On Land, Ltd.	2,069,656	412,595
*	Shunfeng International Clean Energy, Ltd.	974,000	12,963
	Sichuan Expressway Co., Ltd., Class H	266,000	72,644
	Sihuan Pharmaceutical Holdings Group, Ltd.	2,104,000	237,236
*	SINA Corp.	19,422	752,408
	Sino Biopharmaceutical, Ltd.	2,344,497	3,096,086
	Sinofert Holdings, Ltd.	1,194,000	116,178
	Sino-Ocean Group Holding, Ltd.	1,721,832	619,186
	Sinopec Engineering Group Co., Ltd., Class H	706,000	380,426
	Sinopec Kantons Holdings, Ltd.	514,000	200,059
*	Sinopec Oilfield Service Corp., Class H	538,000	54,151
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	602	15,339
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,142,000	290,364
	Sinopharm Group Co., Ltd., Class H	356,800	1,161,001
	Sinosoft Technology Group, Ltd.	416,000	80,117
	Sinotrans, Ltd., Class H	830,000	253,984
	Sinotruk Hong Kong, Ltd.	434,500	746,055
	Skyfame Realty Holdings, Ltd.	1,856,000	240,491
*	Skyworth Group, Ltd.	996,196	265,970
#*	SMI Holdings Group, Ltd.	414,396	26,678
	SOHO China, Ltd.	1,213,500	462,668
*	Sparkle Roll Group, Ltd.	944,000	29,753
	Springland International Holdings, Ltd.	378,000	108,411
*	SPT Energy Group, Inc.	416,000	31,854
*	SRE Group, Ltd.	2,440,285	15,288
	SSY Group, Ltd.	1,141,042	1,042,890
	Suchuang Gas Corp., Ltd.	98,000	22,980
	Sun Art Retail Group, Ltd.	1,174,000	1,394,885
	Sun King Power Electronics Group	144,000	21,161
	Sunac China Holdings, Ltd.	500,000	2,411,532
	Sunny Optical Technology Group Co., Ltd.	170,700	2,712,492
#*	Sunshine 100 China Holdings, Ltd.	217,000	39,314
*	Superb Summit International Group, Ltd.	55,000	1,939
#	Symphony Holdings, Ltd.	450,000	49,181
*	TAL Education Group, ADR	34,138	1,703,486
	Tang Palace China Holdings, Ltd.	88,000	11,438
	TCL Electronics Holdings, Ltd.	379,000	169,768
*	Tech Pro Technology Development, Ltd.	2,780,000	4,582
	Ten Pao Group Holdings, Ltd.	196,000	22,094
	Tencent Holdings, Ltd.	475,000	22,652,832
*	Tenwow International Holdings, Ltd.	286,000	2,626
	Texhong Textile Group, Ltd.	214,000	223,156
*	Textainer Group Holdings, Ltd.	12,371	118,694
	Tian An China Investment Co., Ltd.	141,000	58,269
*	Tian Ge Interactive Holdings, Ltd.	191,000	42,869
#	Tian Shan Development Holding, Ltd.	66,000	25,486
	Tiangong International Co., Ltd.	296,000	100,338
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	94,000	30,118

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Port Development Holdings, Ltd.	1,134,000	$101,235
#	Tianneng Power International, Ltd.	522,000	349,430
	Tianyun International Holdings, Ltd.	70,000	8,331
*	Tibet Water Resources, Ltd.	583,000	38,196
	Tingyi Cayman Islands Holding Corp.	826,000	1,393,501
	Tomson Group, Ltd.	340,503	86,621
	Tong Ren Tang Technologies Co., Ltd., Class H	237,000	219,352
	Tongda Group Holdings, Ltd.	2,240,000	235,529
#	Top Spring International Holdings, Ltd.	107,600	18,169
*	Tou Rong Chang Fu Group, Ltd.	856,000	4,883
	Towngas China Co., Ltd.	252,250	156,267
	TravelSky Technology, Ltd., Class H	181,471	392,705
	Trigiant Group, Ltd.	360,000	77,605
*	Trip.com Group Ltd., ADR	58,874	1,891,622
*	Truly International Holdings, Ltd.	608,000	79,246
	Tsaker Chemical Group, Ltd.	17,500	3,845
	Tsingtao Brewery Co., Ltd., Class H	74,000	409,302
*	Tuniu Corp., Sponsored ADR	11,956	22,956
	Uni-President China Holdings, Ltd.	752,400	765,811
	United Energy Group, Ltd.	5,022,000	885,898
	Vinda International Holdings, Ltd.	134,000	323,971
*	Vipshop Holdings, Ltd., ADR	140,389	1,787,152
	Wanguo International Mining Group, Ltd.	38,000	7,336
	Want Want China Holdings, Ltd.	2,098,000	1,731,794
	Wasion Holdings, Ltd.	250,000	98,536
*	Weibo Corp., Sponsored ADR	5,779	246,301
	Weichai Power Co., Ltd., Class H	1,186,880	2,077,907
	West China Cement, Ltd.	1,698,000	272,841
#	Wisdom Education International Holdings Co., Ltd.	302,000	113,725
	Wison Engineering Services Co., Ltd.	88,000	8,467
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	307,500	326,926
	Xiamen International Port Co., Ltd., Class H	500,000	60,686
	Xingda International Holdings, Ltd.	472,332	127,911
	Xingfa Aluminium Holdings, Ltd.	48,000	44,455
	Xinghua Port Holdings, Ltd.	53,750	6,520
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	256,553	268,823
	Xinyi Solar Holdings, Ltd.	2,109,046	1,473,905
	Xinyuan Real Estate Co., Ltd., ADR	23,488	77,980
	Xtep International Holdings, Ltd.	325,192	147,221
	Yadea Group Holdings, Ltd.	606,000	156,136
*	Yanchang Petroleum International, Ltd.	1,360,000	7,920
	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	2,500	4,253
	Yanzhou Coal Mining Co., Ltd., Class H	1,322,000	975,420
	Yashili International Holdings, Ltd.	482,000	41,490
	Yeebo International Holdings, Ltd.	106,000	15,156
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	61,600	353,052
*	Yida China Holdings, Ltd.	110,000	20,684
	Yihai International Holding, Ltd.	213,000	1,196,861
	Yip's Chemical Holdings, Ltd.	96,000	30,245
*	Yiren Digital, Ltd., ADR	8,553	39,173
*	Youyuan International Holdings, Ltd.	259,510	6,516
	Yuexiu Property Co., Ltd.	3,891,720	779,008
	Yuexiu Transport Infrastructure, Ltd.	172,639	150,346
	Yum China Holdings, Inc.	41,893	1,804,332
	Yuzhou Properties Co., Ltd.	1,211,671	559,055
	Zhaojin Mining Industry Co., Ltd., Class H	105,000	120,972
	Zhejiang Expressway Co., Ltd., Class H	416,000	339,609
*	Zhong An Group, Ltd.	1,486,000	42,795
	Zhongsheng Group Holdings, Ltd.	354,500	1,304,678

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongyu Gas Holdings, Ltd.	213,666	$192,605
	Zhou Hei Ya International Holdings Co., Ltd.	357,000	175,216
#*	Zhuguang Holdings Group Co., Ltd.	234,000	34,356
	Zhuhai Holdings Investment Group, Ltd.	304,000	46,688
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	82,400	277,461
	Zijin Mining Group Co., Ltd., Class H	3,117,000	1,367,750
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	566,000	415,557
	ZTO Express Cayman, Inc., ADR	21,805	473,605
TOTAL CHINA			304,041,843
COLOMBIA — (0.1%)
	Banco de Bogota SA	4,740	123,351
	Bancolombia SA, Sponsored ADR	5,279	276,989
	Bancolombia SA	17,822	221,160
	Celsia SA ESP	103,896	137,768
	Cementos Argos SA	70,695	134,362
*	CEMEX Latam Holdings SA	37,434	45,862
*	Corp. Financiera Colombiana SA	17,502	166,319
	Ecopetrol SA, Sponsored ADR	10,314	190,809
	Ecopetrol SA	356,765	331,729
*	Empresa de Telecomunicaciones de Bogota	40,000	3,018
	Grupo Argos SA	76,238	389,661
	Grupo Aval Acciones y Valores SA	5,281	44,624
	Grupo de Inversiones Suramericana SA	30,393	284,379
*	Grupo Energia Bogota SA ESP	47,042	32,943
	Grupo Nutresa SA	22,661	164,060
	Interconexion Electrica SA ESP	72,437	398,192
TOTAL COLOMBIA			2,945,226
CZECH REPUBLIC — (0.0%)
	CEZ A.S.	10,450	228,746
	Komercni banka A.S.	4,174	143,463
	Moneta Money Bank A.S.	301,322	1,100,256
	O2 Czech Republic A.S.	10,996	113,239
	Philip Morris CR A.S.	100	67,813
TOTAL CZECH REPUBLIC			1,653,517
DENMARK — (1.4%)
*	Agat Ejendomme A.S.	28,962	17,205
*	ALK-Abello A.S.	3,265	872,142
	Alm Brand A.S.	39,702	351,564
	Ambu A.S., Class B	45,670	833,583
	AP Moller - Maersk A.S., Class A	369	414,652
	AP Moller - Maersk A.S., Class B	640	765,289
#*	Bang & Olufsen A.S.	14,114	84,456
	BankNordik P/F	590	10,183
*	Bavarian Nordic A.S.	13,068	453,522
	Brodrene Hartmann A.S.	1,220	54,479
	Carlsberg A.S., Class B	13,304	1,942,833
	Chr Hansen Holding A.S.	22,719	1,690,810
	Coloplast A.S., Class B	6,991	881,434
	Columbus A.S.	35,018	47,065
	D/S Norden A.S.	14,643	197,239
	Danske Bank A.S.	48,182	804,316
*	Demant A.S.	32,505	1,054,069
	DFDS A.S.	15,439	648,364
*	Drilling Co. of 1972 A.S.	2,830	157,940
	DSV Panalpina A.S.	35,404	3,843,768

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	FLSmidth & Co. A.S.	20,797	$710,170
*	Genmab A.S.	5,761	1,326,126
	GN Store Nord A.S.	52,868	2,622,257
	H Lundbeck A.S.	23,106	981,829
*	H+H International A.S., Class B	8,326	158,722
	ISS A.S.	58,124	1,407,905
	Jeudan A.S.	527	112,024
*	Jyske Bank A.S.	31,317	1,190,850
	Matas A.S.	17,726	167,312
*	Nilfisk Holding A.S.	14,008	301,669
*	NKT A.S.	11,345	244,020
	NNIT A.S.	4,966	78,398
	Novo Nordisk A.S., Sponsored ADR	20,820	1,266,481
	Novo Nordisk A.S., Class B	132,667	8,075,659
	Novozymes A.S., Class B	36,674	1,912,138
	Orsted A.S.	6,739	735,034
	Pandora A.S.	69,812	3,603,404
	Parken Sport & Entertainment A.S.	2,697	41,162
	Per Aarsleff Holding A.S.	9,252	281,222
	Ringkjoebing Landbobank A.S.	14,285	1,061,254
	Rockwool International A.S., Class A	360	77,277
	Rockwool International A.S., Class B	3,041	708,977
	Royal Unibrew A.S.	28,321	2,692,428
	RTX A.S.	3,391	115,407
	Scandinavian Tobacco Group A.S., Class A	28,049	366,791
	Schouw & Co., A.S.	6,657	544,837
	SimCorp A.S.	12,571	1,393,580
	Solar A.S., Class B	2,756	131,388
	Spar Nord Bank A.S.	43,506	421,383
	Sydbank A.S.	35,677	776,320
	Tivoli A.S.	202	22,641
	Topdanmark A.S.	28,136	1,330,785
*	TORM P.L.C.	11,612	100,762
	Tryg A.S.	21,611	654,810
	Vestas Wind Systems A.S.	44,257	4,393,279
*	Vestjysk Bank A.S.	96,538	47,364
*	Zealand Pharma A.S.	9,863	356,847
TOTAL DENMARK			55,537,425
EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	37,735	198,743
	Commercial International Bank Egypt S.A.E., GDR	57,748	303,754
TOTAL EGYPT			502,497
FINLAND — (1.3%)
	Ahlstrom-Munksjo Oyj	12,664	211,114
	Aktia Bank Oyj	19,350	204,917
	Alma Media Oyj	10,852	104,380
	Asiakastieto Group Oyj	518	19,608
	Aspo Oyj	7,381	65,498
	Atria Oyj	6,165	65,674
*	BasWare Oyj	1,070	31,288
	Bittium Oyj	3,095	22,845
	Cargotec Oyj, Class B	17,540	648,935
	Caverion Oyj	20,229	164,756
	Citycon Oyj	19,201	203,136
	Cramo Oyj	20,921	317,674
	Elisa Oyj	40,076	2,414,401

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Finnair Oyj	32,899	$192,067
	Fiskars Oyj Abp	13,847	184,768
	Fortum Oyj	77,300	1,870,652
*	F-Secure Oyj	26,205	95,555
*	HKScan Oyj, Class A	20,409	51,846
	Huhtamaki Oyj	57,915	2,574,058
	Kemira Oyj	57,596	870,145
	Kesko Oyj, Class A	8,108	511,947
	Kesko Oyj, Class B	24,752	1,673,382
	Kone Oyj, Class B	22,183	1,431,627
	Konecranes Oyj	28,082	846,474
	Lassila & Tikanoja Oyj	16,264	277,073
	Metsa Board Oyj	94,015	569,392
	Metso Oyj	60,875	2,160,142
	Neste Oyj	152,754	6,082,335
	Nokia Oyj	116,148	452,129
	Nokia Oyj	150,663	587,120
	Nokian Renkaat Oyj	63,102	1,696,743
	Nordea Bank Abp	291,852	2,302,233
	Nordea Bank Abp	50,467	397,804
	Olvi Oyj, Class A	6,636	286,480
	Oriola Oyj, Class B	72,809	173,111
	Orion Oyj, Class A	9,151	429,416
	Orion Oyj, Class B	36,756	1,736,611
	Outokumpu Oyj	158,239	543,568
*	Outotec Oyj	35,571	204,518
	Ponsse Oyj	3,963	138,519
	Raisio Oyj, Class V	45,413	185,228
	Rapala VMC Oyj	1,596	5,275
	Revenio Group Oyj	8,066	250,790
	Sampo Oyj, Class A	51,062	2,311,432
	Sanoma Oyj	47,701	571,057
*	SRV Group Oyj	3,551	5,692
*	Stockmann Oyj Abp, Class B	14,423	37,097
	Stora Enso Oyj, Sponsored ADR	1,800	23,256
	Stora Enso Oyj, Class R	243,917	3,166,164
	Teleste Oyj	1,219	7,438
	TietoEVRY Oyj	30,620	998,553
	Tikkurila Oyj	15,509	267,117
	Tokmanni Group Corp.	24,997	362,568
	UPM-Kymmene Oyj	210,965	6,647,173
	Uponor Oyj	24,735	334,659
	Vaisala Oyj, Class A	5,625	210,198
	Valmet Oyj	66,924	1,447,682
	Wartsila Oyj Abp	119,220	1,461,900
	YIT Oyj	72,875	520,233
TOTAL FINLAND			51,627,453
FRANCE — (5.9%)
	ABC arbitrage	5,238	38,523
	Accor SA	34,139	1,397,658
	Actia Group	5,948	26,594
	Aeroports de Paris	3,235	612,063
*	Air France-KLM	125,616	1,163,724
	Air Liquide SA	30,611	4,426,027
	Airbus SE	50,205	7,373,303
	Akka Technologies	7,898	548,379
	AKWEL	7,357	152,666
	Albioma SA	15,115	503,246

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Alstom SA	35,331	$1,872,552
	Alten SA	16,790	2,069,244
*	Amplitude Surgical SAS	2,916	5,198
	Amundi SA	9,932	803,901
	Arkema SA	44,513	4,078,691
	Assystem SA	3,510	122,157
	Atos SE	22,770	1,888,281
	Aubay	3,005	99,814
	AXA SA, Sponsored ADR	5,414	143,633
	AXA SA	171,463	4,559,468
	Axway Software SA	1,805	23,278
*	Bastide le Confort Medical	2,315	92,823
	Beneteau SA	18,792	201,551
	Bigben Interactive	8,107	125,953
	BioMerieux	14,309	1,418,198
	BNP Paribas SA	104,085	5,523,533
	Boiron SA	3,504	133,349
	Bollore SA	166,884	678,097
*	Bollore SA	970	3,923
#	Bonduelle SCA	8,947	213,375
	Bouygues SA	87,992	3,476,536
	Bureau Veritas SA	57,278	1,578,283
	Burelle SA	26	21,576
	Capgemini SE	28,204	3,502,673
	Carrefour SA	148,144	2,506,847
#	Casino Guichard Perrachon SA	22,347	908,102
	Catering International Services	977	13,823
*	Cegedim SA	2,205	74,015
*	CGG SA	323,049	907,743
	Chargeurs SA	11,009	207,438
	Cie de Saint-Gobain	112,894	4,259,304
	Cie des Alpes	6,122	204,164
	Cie Generale des Etablissements Michelin SCA	50,834	5,897,922
	Cie Plastic Omnium SA	34,079	858,330
	CNP Assurances	32,914	592,461
*	Coface SA	57,384	707,101
	Credit Agricole SA	114,991	1,553,544
	Danone SA, Sponsored ADR	600	9,570
	Danone SA	49,891	3,992,499
	Dassault Aviation SA	74	90,016
	Dassault Systemes SE	4,673	808,961
	Dassault Systemes SE, Sponsored ADR	1,228	213,218
	Derichebourg SA	59,500	215,801
	Devoteam SA	2,730	254,194
	Edenred	55,353	2,989,148
	Eiffage SA	45,566	5,281,726
	Electricite de France SA	143,748	1,774,608
	Elior Group SA	48,509	680,102
	Elis SA	67,200	1,308,530
	Engie SA	166,950	2,873,761
	Eramet	6,101	255,948
	EssilorLuxottica SA	12,560	1,859,615
*	Esso SA Francaise	1,602	36,166
	Etablissements Maurel et Prom SA	14,004	39,297
#	Eurofins Scientific SE	3,764	2,024,484
	Euronext NV	21,464	1,860,561
#	Europcar Mobility Group	60,208	244,206
	Eutelsat Communications SA	110,664	1,658,647
	Exel Industries, Class A	538	26,407

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Faurecia SE	44,559	$2,123,083
	Fleury Michon SA	371	11,896
*	Fnac Darty S.A.	10,006	487,521
*	Fnac Darty SA	3,486	171,750
	Gaztransport Et Technigaz SA	8,235	832,427
	Getlink SE	105,642	1,863,660
	GL Events	7,370	172,903
	Groupe Crit	2,025	154,464
	Groupe Gorge	1,866	35,571
	Groupe Open	1,810	24,429
	Guerbet	3,868	149,425
	Haulotte Group SA	3,630	19,351
	Hermes International	2,632	1,965,384
	HEXAOM	1,444	57,933
*	ID Logistics Group	971	189,863
#	Iliad SA	16,484	2,163,378
	Imerys SA	14,893	642,913
	Ingenico Group SA	32,079	3,730,565
	Ipsen SA	5,548	411,717
	IPSOS	17,638	571,472
	Jacquet Metal Service SA	7,553	117,909
	JCDecaux SA	25,227	674,252
	Kaufman & Broad SA	13,978	592,109
	Kering SA	6,217	3,798,715
	Korian SA	28,488	1,299,641
	Lagardere SCA	73,302	1,391,387
	Laurent-Perrier	664	60,353
	Le Belier	1,492	59,796
	Lectra	9,871	244,037
	Legrand SA	32,156	2,572,855
	Linedata Services	2,241	72,568
	LISI	11,986	364,509
	LNA Sante SA	2,102	106,864
	L'Oreal SA	9,247	2,572,013
	LVMH Moet Hennessy Louis Vuitton SE	24,347	10,602,440
	Maisons du Monde SA	14,787	195,985
	Manitou BF SA	3,963	72,562
	Manutan International	734	52,341
	Mersen SA	7,318	239,748
	Metropole Television SA	17,775	295,608
*	MGI Digital Graphic Technology	340	20,376
	Natixis SA	177,646	750,178
	Nexans SA	22,968	1,117,422
	Nexity SA	24,700	1,192,469
*	Nicox	4,348	21,255
	NRJ Group	8,607	59,453
	Oeneo SA	11,406	173,898
*	OL Groupe SA	2,387	7,992
*	Onxeo SA	18,755	11,478
	Orange SA, Sponsored ADR	26,020	366,622
	Orange SA	418,276	5,912,736
	Orpea	12,466	1,623,004
	Pernod Ricard SA	6,746	1,167,981
	Peugeot SA	246,391	5,073,252
*	Pierre & Vacances SA	2,468	67,161
	Plastivaloire	6,808	48,989
	Publicis Groupe SA, ADR	1,600	17,712
	Publicis Groupe SA	60,009	2,660,148
	Quadient	29,302	413,647

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Rallye SA	13,551	$132,011
*	Recylex SA	4,505	14,776
	Renault SA	39,257	1,535,468
	Rexel SA	138,509	1,656,857
	Robertet SA	133	134,291
	Rothschild & Co.	4,907	131,772
	Rubis SCA	24,023	1,483,842
	Safran SA	20,793	3,352,603
	Sanofi, ADR	14,072	679,255
	Sanofi	43,296	4,175,393
	Sartorius Stedim Biotech	6,240	1,118,980
	Savencia SA	2,171	149,569
	Schneider Electric SE	42,659	4,254,232
	Schneider Electric SE	1,443	144,054
	SCOR SE	51,950	2,208,025
	SEB SA	9,458	1,214,379
	Seche Environnement SA	1,666	75,865
	SES SA	158,557	1,945,929
	Societe BIC SA	12,846	867,163
	Societe Generale SA	109,658	3,548,495
	Societe Marseillaise du Tunnel Prado-Carenage SA	1,473	35,562
	Societe pour l'Informatique Industrielle	1,100	32,727
	Sodexo SA	15,238	1,595,491
*	SOITEC	6,409	602,431
*	Solocal Group	184,554	89,428
	Somfy SA	3,079	311,206
	Sopra Steria Group	7,385	1,179,048
	SPIE SA	49,105	951,241
	Stef SA	2,220	203,819
	STMicroelectronics NV	184,506	5,137,024
	STMicroelectronics NV	42,213	1,175,632
	Suez	61,973	1,017,029
	Sword Group	2,372	92,028
	Synergie SA	6,848	217,144
	Tarkett SA	19,701	272,011
*	Technicolor SA	109,923	76,108
	Teleperformance	19,032	4,775,082
	Television Francaise 1	46,092	347,006
	Thales SA	13,781	1,512,205
	Thermador Groupe	2,169	131,829
	Total Gabon	289	42,988
	Total SA	319,880	15,575,179
	TOTAL SA, Sponsored ADR	5,654	274,737
	Trigano SA	3,741	354,733
*	Ubisoft Entertainment SA	39,703	3,011,136
	Union Financiere de France BQE SA	1,915	43,321
	Valeo SA	79,332	2,356,251
*	Vallourec SA	147,735	372,024
*	Valneva SE	7,258	25,088
	Veolia Environnement SA, ADR	13,366	393,495
	Veolia Environnement SA	39,060	1,152,285
	Vetoquinol SA	738	47,375
	Vicat SA	9,130	380,854
	VIEL & Cie SA	11,323	60,068
	Vilmorin & Cie SA	3,102	150,362
	Vinci SA	59,854	6,631,168
*	Virbac SA	1,348	329,969
	Vivendi SA	30,617	837,355
	Vranken-Pommery Monopole SA	954	19,607

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Worldline SA	16,432	$1,157,895
TOTAL FRANCE			239,730,599
GERMANY — (5.1%)
	1&1 Drillisch AG	18,382	450,655
	7C Solarparken AG	10,006	42,028
	Aareal Bank AG	32,085	1,050,731
	Adidas AG	16,545	5,230,107
*	Adler Modemaerkte AG	2,793	11,895
*	ADLER Real Estate AG	2,824	37,912
	ADO Properties SA	8,788	271,714
*	ADVA Optical Networking SE	27,653	228,159
	All for One Group AG	326	19,739
	Allgeier SE	1,637	59,278
*	Allianz SE, Sponsored ADR	35,377	846,884
	Allianz SE	23,343	5,572,988
	Amadeus Fire AG	2,244	379,906
	Atoss Software AG	665	115,950
	Aurubis AG	21,241	1,155,695
	BASF SE	119,752	8,082,860
	Basler AG	1,425	85,061
	Bauer AG	5,636	99,529
	Bayer AG	155,320	12,465,282
	Bayerische Motoren Werke AG	73,155	5,210,936
	BayWa AG	6,697	196,786
	Bechtle AG	15,434	2,226,948
	Beiersdorf AG	4,961	562,447
	Bertrandt AG	3,201	185,303
	bet-at-home.com AG	1,125	59,380
	Bijou Brigitte AG	1,389	76,828
	Bilfinger SE	17,202	606,797
	Borussia Dortmund GmbH & Co. KGaA	62,002	605,744
	Brenntag AG	47,648	2,465,787
	CANCOM SE	23,673	1,408,453
	Carl Zeiss Meditec AG	4,631	565,398
*	CECONOMY AG	98,205	507,616
	CENIT AG	4,236	60,727
	CENTROTEC Sustainable AG	1,910	29,036
	Cewe Stiftung & Co. KGAA	4,034	460,131
	comdirect bank AG	4,284	65,994
	Commerzbank AG	320,160	1,837,229
	CompuGroup Medical SE	8,876	583,881
	Continental AG	34,740	3,964,430
#	Corestate Capital Holding SA	6,377	279,756
	Covestro AG	71,604	3,017,591
	CropEnergies AG	13,802	154,117
	CTS Eventim AG & Co. KGaA	20,387	1,267,741
	Daimler AG	200,918	9,303,913
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	11,790
	Deutsche Bank AG	3,370	30,832
	Deutsche Bank AG	321,111	2,938,166
	Deutsche Boerse AG	19,604	3,182,189
	Deutsche Lufthansa AG	114,800	1,748,822
	Deutsche Pfandbriefbank AG	66,660	1,073,662
	Deutsche Post AG	114,278	3,987,144
	Deutsche Telekom AG, Sponsored ADR	104,159	1,678,001
	Deutsche Telekom AG	519,957	8,421,118
	Deutsche Wohnen SE	38,655	1,635,488
	Deutz AG	87,265	455,757

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Dialog Semiconductor P.L.C.	33,381	$1,466,322
	DIC Asset AG	17,469	327,297
	DMG Mori AG	7,777	366,413
	Dr Hoenle AG	1,671	81,539
	Draegerwerk AG & Co. KGaA	1,428	65,029
	Duerr AG	32,270	966,131
	E.ON SE	507,298	5,748,183
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,137	216,557
	EDAG Engineering Group AG	5,318	59,584
	Elmos Semiconductor AG	7,196	222,792
*	ElringKlinger AG	14,246	96,795
	Energiekontor AG	3,966	94,161
	Evonik Industries AG	49,194	1,348,101
*	Evotec SE	36,322	973,419
	Fielmann AG	8,977	713,975
	First Sensor AG	1,547	65,910
	Francotyp-Postalia Holding AG, Class A	6,658	26,343
	Fraport AG Frankfurt Airport Services Worldwide	15,282	1,136,629
	Freenet AG	73,647	1,633,739
	Fresenius Medical Care AG & Co. KGaA	56,515	4,345,153
	Fresenius SE & Co. KGaA	56,018	2,860,297
	Fuchs Petrolub SE	9,594	389,388
	GEA Group AG	55,536	1,662,899
	Gerresheimer AG	19,577	1,548,598
	Gesco AG	3,607	75,921
	GFT Technologies SE	11,646	170,830
	Grammer AG	641	22,010
	Grand City Properties SA	28,574	732,357
*	H&R GmbH & Co. KGaA	7,950	44,073
	Hamburger Hafen und Logistik AG	19,327	475,631
	Hannover Rueck SE	10,482	2,035,252
	Hapag-Lloyd AG	10,145	833,060
	HeidelbergCement AG	23,068	1,555,732
*	Heidelberger Druckmaschinen AG	199,929	197,295
	Hella GmbH & Co KGaA	23,981	1,127,055
	Henkel AG & Co. KGaA	4,628	426,403
	Highlight Communications AG	2,399	11,544
	Hochtief AG	5,911	683,697
	HolidayCheck Group AG	13,428	34,764
	Hornbach Baumarkt AG	3,936	86,299
	Hornbach Holding AG & Co. KGaA	2,593	163,818
	Hugo Boss AG	23,845	1,126,477
	Indus Holding AG	10,309	419,874
	Infineon Technologies AG	125,498	2,696,066
	Infineon Technologies AG, ADR	36,257	778,256
	Isra Vision AG	4,635	173,550
	IVU Traffic Technologies AG	3,202	47,073
	Jenoptik AG	14,267	392,109
	K+S AG	105,450	1,023,344
	KION Group AG	33,749	2,112,412
	Kloeckner & Co. SE	38,611	245,212
	Koenig & Bauer AG	7,720	204,653
	Krones AG	4,409	332,935
	KSB SE & Co. KGaA	38	13,105
	KWS Saat SE & Co., KGaA	3,610	222,916
	Lanxess AG	47,341	2,839,188
	LEG Immobilien AG	17,625	2,173,872
	Leifheit AG	3,186	84,246
*	Leoni AG	20,855	243,497

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	LPKF Laser & Electronics AG	3,068	$64,248
*	Manz AG	1,394	31,801
*	Medigene AG	1,703	11,009
	Merck KGaA	5,059	648,713
	METRO AG	100,184	1,393,959
	MLP SE	29,188	181,926
	MTU Aero Engines AG	18,748	5,678,111
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,822	4,370,121
	Nemetschek SE	20,442	1,386,618
	New Work SE	1,082	353,916
	Nexus AG	1,365	51,952
*	Nordex SE	23,496	304,035
	Norma Group SE	24,056	877,010
	OHB SE	3,082	139,045
	OSRAM Licht AG	32,255	1,621,729
	Paragon GmbH & Co. KGaA	720	15,278
	Patrizia AG	15,994	381,808
	Pfeiffer Vacuum Technology AG	4,499	747,442
	PNE AG	35,221	171,478
	Progress-Werk Oberkirch AG	1,010	27,108
	ProSiebenSat.1 Media SE	57,703	763,906
	PSI Software AG	1,178	25,360
	Puma SE	14,786	1,183,956
	Puma SE	1,980	158,984
*	QIAGEN NV	11,521	384,809
	QSC AG	69,244	88,593
*	R Stahl AG	845	30,493
	Rational AG	859	644,188
	Rheinmetall AG	26,789	2,864,962
	RHOEN-KLINIKUM AG	6,612	115,689
	RIB Software SE	7,397	155,361
	RTL Group SA	15,932	723,914
	RWE AG	45,299	1,570,388
	S&T AG	16,765	450,060
	SAF-Holland SA	26,601	184,620
	Salzgitter AG	17,700	296,361
	SAP SE, Sponsored ADR	9,200	1,203,084
	SAP SE	17,271	2,249,222
*	Schaltbau Holding AG	2,053	75,547
	Schloss Wachenheim AG	321	5,635
	Scout24 AG	7,410	509,324
	Secunet Security Networks AG	423	60,816
*	Shop Apotheke Europe NV	1,009	50,963
	Siemens AG	35,072	4,325,714
	Siltronic AG	14,161	1,516,886
	Sixt Leasing SE	6,611	97,770
	Sixt SE	8,157	822,024
*	SMA Solar Technology AG	2,407	88,580
*	SMT Scharf AG	1,160	12,838
	Software AG	15,798	526,666
	Stabilus SA	6,680	405,818
	STRATEC SE	1,502	106,412
	Stroeer SE & Co. KGaA	9,941	789,041
	Suedzucker AG	39,365	665,273
*	SUESS MicroTec SE	7,109	80,880
	Surteco Group SE	3,313	82,023
	Symrise AG	17,987	1,848,253
	TAG Immobilien AG	43,943	1,158,149
	Takkt AG	16,965	222,728

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Talanx AG	13,719	$684,637
	Technotrans SE	2,947	64,666
*	Tele Columbus AG	1,021	3,830
	Telefonica Deutschland Holding AG	417,977	1,265,090
	Thyssenkrupp AG	31,780	390,768
	TLG Immobilien AG	29,266	1,000,643
	Traffic Systems SE	1,003	24,726
	Uniper SE	44,477	1,457,095
	United Internet AG	66,481	2,149,236
	VERBIO Vereinigte BioEnergie AG	11,970	169,390
	Volkswagen AG	8,069	1,477,463
	Vonovia SE	31,355	1,789,625
	Vossloh AG	3,269	144,086
	Wacker Chemie AG	8,826	633,408
	Wacker Neuson SE	14,206	228,083
	Washtec AG	4,642	261,737
	Wirecard AG	10,348	1,517,856
	Wuestenrot & Wuerttembergische AG	11,676	247,644
*	Zalando SE	6,195	296,616
TOTAL GERMANY			206,101,287
GREECE — (0.1%)
	Aegean Airlines SA	7,070	65,536
*	Alpha Bank AE	2,364	4,731
	Athens Water Supply & Sewage Co. SA	6,973	57,402
	Bank of Greece	4,271	75,102
*	Ellaktor SA	27,611	52,096
*	Eurobank Ergasias SA	68,905	63,222
*	FF Group	3,954	14,531
	Fourlis Holdings SA	8,683	54,679
*	GEK Terna Holding Real Estate Construction SA	10,261	93,003
	Hellenic Exchanges - Athens Stock Exchange SA	18,545	95,960
	Hellenic Petroleum SA	16,443	143,620
	Hellenic Telecommunications Organization SA	24,316	363,150
	Holding Co. ADMIE IPTO SA	18,711	47,807
*	Intralot SA-Integrated Lottery Systems & Services	32,611	13,171
	JUMBO SA	19,703	400,723
*	LAMDA Development SA	21,537	192,638
*	Marfin Investment Group Holdings SA	175,597	20,000
	Motor Oil Hellas Corinth Refineries SA	13,959	296,404
	Mytilineos SA	23,447	240,253
*	National Bank of Greece SA	37,403	118,725
	OPAP SA	18,832	234,497
*	Piraeus Bank SA	67,623	240,150
	Piraeus Port Authority SA	2,736	65,738
*	Public Power Corp. SA	13,423	62,135
	Sarantis SA	4,694	46,262
*	Terna Energy SA	9,557	85,957
*	Titan Cement International SA	10,553	216,033
TOTAL GREECE			3,363,525
HONG KONG — (2.0%)
	Agritrade Resources, Ltd.	1,445,000	38,028
	AIA Group, Ltd.	829,400	8,218,479
	Allied Properties HK, Ltd.	668,000	124,555
*	Applied Development Holdings, Ltd.	310,000	7,844
	Asia Financial Holdings, Ltd.	72,000	36,450
	ASM Pacific Technology, Ltd.	168,600	2,271,843

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Associated International Hotels, Ltd.	38,000	$92,593
	Bank of East Asia, Ltd. (The)	286,480	617,929
*	Bison Finance Group, Ltd.	84,000	4,151
	BOC Aviation, Ltd.	103,600	955,120
	BOC Hong Kong Holdings, Ltd.	517,500	1,710,639
	BOCOM International Holdings Co., Ltd.	189,000	26,023
	BOE Varitronix, Ltd.	219,000	63,756
*	Bonjour Holdings, Ltd.	737,000	11,767
	Bright Smart Securities & Commodities Group, Ltd.	362,000	95,284
*	Brightoil Petroleum Holdings, Ltd.	1,089,000	157,743
*	Brockman Mining, Ltd.	312,780	5,965
	Build King Holdings, Ltd.	300,000	30,498
*	Burwill Holdings, Ltd.	1,710,000	11,735
	Cafe de Coral Holdings, Ltd.	176,000	394,889
*	Camsing International Holding, Ltd.	34,000	3,809
#	Cathay Pacific Airways, Ltd.	323,000	407,339
	Century City International Holdings, Ltd.	596,000	40,527
	Cheuk Nang Holdings, Ltd.	22,259	10,545
	Chevalier International Holdings, Ltd.	34,349	48,436
*	China Baoli Technologies Holdings, Ltd.	177,500	1,698
*	China Display Optoelectronics Technology Holdings, Ltd.	360,000	22,345
*	China Energy Development Holdings, Ltd.	3,908,000	86,257
#	China New Higher Education Group, Ltd.	275,000	93,605
*	Chinlink International Holdings, Ltd.	130,000	14,215
	Chong Hing Bank, Ltd.	37,000	58,677
	Chow Sang Sang Holdings International, Ltd.	158,000	184,480
	Chow Tai Fook Jewellery Group, Ltd.	235,800	212,533
	Chuang's Consortium International, Ltd.	484,000	82,700
	CITIC Telecom International Holdings, Ltd.	910,000	314,182
	CK Asset Holdings, Ltd.	315,760	2,017,376
	CK Hutchison Holdings, Ltd.	427,760	3,779,563
	CK Infrastructure Holdings, Ltd.	90,500	631,401
	CK Life Sciences Intl Holdings, Inc.	1,286,000	132,883
	CLP Holdings, Ltd.	137,500	1,429,937
	CNQC International Holdings, Ltd.	432,500	58,174
	Convenience Retail Asia, Ltd.	40,000	18,351
#*	Cosmopolitan International Holdings, Ltd.	228,000	43,831
	Cowell e Holdings, Inc.	882,000	213,481
	Crocodile Garments	177,000	11,871
	CSI Properties, Ltd.	2,750,000	98,459
*	CW Group Holdings, Ltd.	210,000	1,171
	Dah Sing Banking Group, Ltd.	233,196	296,966
	Dah Sing Financial Holdings, Ltd.	84,300	303,072
	Eagle Nice International Holdings, Ltd.	118,000	41,918
	Emperor Capital Group, Ltd.	12,000	262
	Emperor International Holdings, Ltd.	723,333	141,516
*	Energy International Investments Holdings, Ltd.	400,000	5,152
#*	Esprit Holdings, Ltd.	1,222,382	218,225
#	Fairwood Holdings, Ltd.	21,000	50,794
	Far East Consortium International, Ltd.	760,692	327,346
#*	FIH Mobile, Ltd.	2,673,000	414,043
	First Pacific Co., Ltd.	1,328,400	416,956
*	First Shanghai Investments, Ltd.	1,168,000	55,665
	Fountain SET Holdings, Ltd.	1,024,000	157,774
	Galaxy Entertainment Group, Ltd.	223,000	1,459,442
	Get Nice Financial Group, Ltd.	80,525	7,595
#	Get Nice Holdings, Ltd.	7,369,000	190,758
	Giordano International, Ltd.	894,000	228,506
#	Global Brands Group Holding, Ltd.	241,599	15,349

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Glory Sun Land Group, Ltd.	227,000	$22,883
	Gold Peak Industries Holdings, Ltd.	262,000	25,939
*	Gold-Finance Holdings, Ltd.	62,000	216
#*	Goodbaby International Holdings, Ltd.	433,000	79,368
	Great Eagle Holdings, Ltd.	36,000	109,763
#*	Great Harvest Maeta Group Holdings, Ltd.	127,500	23,292
*	Greentech Technology International, Ltd.	50,000	1,024
#	Guotai Junan International Holdings, Ltd.	1,580,000	267,184
#	Haitong International Securities Group, Ltd.	1,310,724	377,040
	Hang Lung Group, Ltd.	266,000	657,326
	Hang Lung Properties, Ltd.	359,000	749,924
	Hang Seng Bank, Ltd.	111,500	2,253,786
	Hanison Construction Holdings, Ltd.	215,208	30,543
	Harbour Centre Development, Ltd.	21,000	29,400
	Henderson Land Development Co., Ltd.	177,486	796,850
	HK Electric Investments & HK Electric Investments, Ltd.	436,500	435,858
	HKBN, Ltd.	237,000	410,703
	HKR International, Ltd.	404,560	170,610
	HKT Trust & HKT, Ltd.	1,172,000	1,749,480
	Hon Kwok Land Investment Co., Ltd.	20,000	7,686
	Hong Kong & China Gas Co., Ltd.	521,223	997,453
	Hong Kong Exchanges & Clearing, Ltd.	106,126	3,487,028
#*	Hong Kong Finance Investment Holding Group, Ltd.	374,000	39,401
#*	Hong Kong Television Network, Ltd.	96,000	51,383
	Hongkong & Shanghai Hotels, Ltd. (The)	233,307	234,321
	Honma Golf, Ltd.	12,500	8,438
#	Hsin Chong Group Holdings, Ltd.	876,000	29,608
*	Huan Yue Interactive Holdings, Ltd.	89,000	7,501
	Hysan Development Co., Ltd.	116,000	433,025
*	I-CABLE Communications, Ltd.	752,776	6,817
#	IGG, Inc.	395,000	274,740
	International Housewares Retail Co., Ltd.	153,000	35,477
*	IPE Group, Ltd.	140,000	13,917
*	IRC, Ltd.	2,236,000	26,966
	IT, Ltd.	312,000	69,903
#	ITC Properties Group, Ltd.	186,285	26,741
	Jacobson Pharma Corp., Ltd.	140,000	29,348
	Johnson Electric Holdings, Ltd.	202,125	446,321
	Karrie International Holdings, Ltd.	232,000	32,924
	Kerry Logistics Network, Ltd.	245,250	391,246
	Kerry Properties, Ltd.	251,500	701,511
	Kingston Financial Group, Ltd.	1,205,000	135,530
	Kowloon Development Co., Ltd.	172,000	205,508
*	Kwan On Holdings, Ltd.	70,000	1,724
#	Lai Sun Development Co., Ltd.	131,380	155,406
*	Landing International Development, Ltd.	451,200	48,016
#*	Leyou Technologies Holdings, Ltd.	1,140,000	365,670
	Li & Fung, Ltd.	3,382,000	296,165
	Lifestyle International Holdings, Ltd.	202,000	202,020
	Liu Chong Hing Investment, Ltd.	88,000	113,119
	L'Occitane International SA	255,000	539,998
#	Luk Fook Holdings International, Ltd.	192,000	520,057
	Lung Kee Bermuda Holdings	68,000	21,286
*	Macau Legend Development, Ltd.	1,025,000	130,053
	Magnificent Hotel Investment, Ltd.	500,000	9,809
	Man Wah Holdings, Ltd.	962,000	663,246
	Master Glory Group, Ltd.	211,687	5,315
*	Maxnerva Technology Services, Ltd.	154,000	8,654
*	Meilleure Health International Industry Group, Ltd.	210,000	10,007

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Melco International Development, Ltd.	433,000	$935,133
	Melco Resorts & Entertainment, Ltd., ADR	11,953	241,092
	MGM China Holdings, Ltd.	191,200	266,977
#	Microport Scientific Corp.	43,529	47,325
*	Midland Holdings, Ltd.	148,100	18,891
	Ming Fai International Holdings, Ltd.	107,000	10,931
	Miramar Hotel & Investment	54,000	100,421
	Modern Dental Group, Ltd.	41,000	7,375
	Mongolian Mining Corp.	165,850	10,784
	MTR Corp., Ltd.	72,585	407,105
	NagaCorp., Ltd.	996,000	1,404,907
	Nameson Holdings, Ltd.	764,000	52,455
	National Electronics Hldgs	30,800	4,315
	New World Development Co., Ltd.	2,027,408	2,532,501
*	NewOcean Energy Holdings, Ltd.	466,000	65,908
#	NOVA Group Holdings, Ltd.	370,000	74,318
#	NWS Holdings, Ltd.	342,508	440,106
	Pacific Andes International Holdings, Ltd.	1,128,607	3,982
#	Pacific Basin Shipping, Ltd.	2,523,000	452,540
	Pacific Textiles Holdings, Ltd.	549,000	355,009
	Paliburg Holdings, Ltd.	156,000	52,240
#	Paradise Entertainment, Ltd.	132,000	14,395
*	PC Partner Group, Ltd.	72,000	16,724
	PCCW, Ltd.	2,293,511	1,350,817
	Perfect Shape Medical, Ltd.	180,000	60,318
#	Pico Far East Holdings, Ltd.	396,000	107,123
	Polytec Asset Holdings, Ltd.	2,130,200	259,805
	Power Assets Holdings, Ltd.	96,000	693,064
	Prada SpA	128,000	490,781
	Public Financial Holdings, Ltd.	174,000	62,540
*	PYI Corp., Ltd.	3,002,000	28,887
	Rare Earth Magnesium Technology Group Holdings, Ltd.	680,000	23,443
	Regal Hotels International Holdings, Ltd.	192,000	95,788
	Regina Miracle International Holdings, Ltd.	104,000	61,991
#	Sa Sa International Holdings, Ltd.	753,703	132,910
	Samsonite International SA	646,200	1,206,685
	Sands China, Ltd.	205,200	989,537
	SAS Dragon Holdings, Ltd.	216,000	69,897
	Shangri-La Asia, Ltd.	437,166	402,968
	Shenwan Hongyuan HK, Ltd.	302,500	41,102
	Singamas Container Holdings, Ltd.	806,000	74,383
	Sino Land Co., Ltd.	605,994	825,871
	SITC International Holdings Co., Ltd.	694,000	817,492
	Sitoy Group Holdings, Ltd.	203,000	25,163
	SJM Holdings, Ltd.	695,301	775,189
	SmarTone Telecommunications Holdings, Ltd.	216,586	158,703
	Soundwill Holdings, Ltd.	40,500	46,899
*	South China Holdings Co., Ltd.	1,160,000	23,410
	Stella International Holdings, Ltd.	173,500	240,411
#*	Summit Ascent Holdings, Ltd.	268,000	32,438
	Sun Hung Kai & Co., Ltd.	386,529	172,724
	Sun Hung Kai Properties, Ltd.	148,088	2,062,918
	SUNeVision Holdings, Ltd.	226,000	149,558
	Swire Pacific, Ltd., Class A	107,000	939,543
	Swire Pacific, Ltd., Class B	197,500	279,252
	Swire Properties, Ltd.	81,200	252,078
	Tai Sang Land Development, Ltd.	20,710	11,706
*	Talent Property Group, Ltd.	1,845,000	7,317
	Tao Heung Holdings, Ltd.	144,000	22,858

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Techtronic Industries Co., Ltd.	312,500	$2,493,467
	Television Broadcasts, Ltd.	130,100	199,178
	Texwinca Holdings, Ltd.	336,000	71,055
	TK Group Holdings, Ltd.	138,000	66,915
#*	TOM Group, Ltd.	162,000	28,890
#	Town Health International Medical Group, Ltd.	320,000	21,260
	Tradelink Electronic Commerce, Ltd.	268,000	39,059
	Transport International Holdings, Ltd.	115,976	292,376
*	Trinity, Ltd.	416,000	10,927
	Tsui Wah Holdings, Ltd.	280,000	14,885
	Union Medical Healthcare, Ltd.	35,000	23,133
#	United Laboratories International Holdings, Ltd. (The)	332,500	217,627
*	Up Energy Development Group, Ltd.	524,000	1,633
*	Value Convergence Holdings, Ltd.	140,000	5,448
	Vantage International Holdings, Ltd.	164,000	10,806
	Vedan International Holdings, Ltd.	152,000	15,302
	Victory City International Holdings, Ltd.	507,569	16,828
	Vitasoy International Holdings, Ltd.	260,000	937,165
#	VPower Group International Holdings, Ltd.	37,000	10,610
#	VSTECS Holdings, Ltd.	349,600	168,299
	VTech Holdings, Ltd.	57,300	517,918
	Wai Kee Holdings, Ltd.	26,000	15,047
	WH Group, Ltd.	2,935,000	2,762,133
	Wharf Holdings, Ltd. (The)	302,000	746,014
	Wharf Real Estate Investment Co., Ltd.	95,000	490,604
	Wheelock & Co., Ltd.	138,000	840,029
	Win Hanverky Holdings, Ltd.	316,000	18,946
	Wing On Co. International, Ltd.	32,000	88,197
	Wing Tai Properties, Ltd.	102,000	64,010
	Wynn Macau, Ltd.	159,200	330,444
	Xinyi Glass Holdings, Ltd.	968,000	1,213,180
	YGM Trading, Ltd.	20,000	9,066
	Yue Yuen Industrial Holdings, Ltd.	367,000	1,020,445
TOTAL HONG KONG			81,470,902
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	155,376	231,639
	MOL Hungarian Oil & Gas P.L.C.	169,075	1,433,701
	OTP Bank P.L.C.	22,504	1,042,429
	Richter Gedeon Nyrt	31,722	681,914
TOTAL HUNGARY			3,389,683
INDIA — (3.0%)
*	3M India, Ltd.	278	89,150
*	5Paisa Capital, Ltd.	5,398	14,168
	Aarti Drugs, Ltd.	4,524	38,725
	Aarti Industries, Ltd.	19,458	269,623
*	Aarti Surfactants, Ltd.	973	1,086
	ABB India, Ltd.	1,905	34,778
	ABB Powar Products & System India, Ltd.	381	4,058
	Abbott India, Ltd.	554	97,270
	ACC, Ltd.	11,833	249,301
	Adani Enterprises, Ltd.	72,180	230,778
	Adani Gas, Ltd.	72,180	167,490
*	Adani Green Energy, Ltd.	54,928	144,776
	Adani Ports & Special Economic Zone, Ltd.	153,179	791,350
*	Adani Power, Ltd.	452,504	385,935
*	Adani Transmissions, Ltd.	90,238	420,322

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Capital, Ltd.	132,664	$183,614
*	Aditya Birla Fashion and Retail, Ltd.	73,294	239,862
	Advanced Enzyme Technologies, Ltd.	11,772	27,995
	Aegis Logistics, Ltd.	36,650	107,856
	Agro Tech Foods, Ltd.	923	8,946
	AIA Engineering, Ltd.	8,732	218,018
	Ajanta Pharma, Ltd.	14,401	222,792
	Akzo Nobel India, Ltd.	3,110	89,122
	Alembic Pharmaceuticals, Ltd.	27,389	241,109
	Alembic, Ltd.	29,520	23,736
*	Allahabad Bank	149,428	37,079
	Allcargo Logistics, Ltd.	29,538	46,553
	Amara Raja Batteries, Ltd.	17,627	190,133
	Ambuja Cements, Ltd.	150,806	432,246
*	Amtek Auto, Ltd.	48,317	349
	Anant Raj, Ltd.	49,377	25,123
*	Andhra Bank	181,195	40,676
*	Anup Engineering, Ltd.	2,260	19,087
	Apar Industries, Ltd.	3,922	21,311
	APL Apollo Tubes, Ltd.	2,717	74,707
	Apollo Hospitals Enterprise, Ltd.	14,909	347,503
	Apollo Tyres, Ltd.	126,505	294,696
*	Arvind Fashions, Ltd.	12,204	67,264
	Arvind, Ltd.	61,020	36,790
	Asahi India Glass, Ltd.	5,732	19,292
	Ashiana Housing, Ltd.	9,305	14,502
	Ashok Leyland, Ltd.	520,217	596,773
*	Ashoka Buildcon, Ltd.	33,588	53,501
	Asian Paints, Ltd.	31,962	803,764
	Astral Polytechnik, Ltd.	6,986	117,438
	AstraZeneca Pharma India, Ltd.	535	19,834
	Atul, Ltd.	3,454	237,575
	Aurobindo Pharma, Ltd.	141,654	955,566
	Automotive Axles, Ltd.	3,306	38,570
	Avanti Feeds, Ltd.	19,071	177,017
*	Avenue Supermarts, Ltd.	9,458	282,355
	Axis Bank, Ltd.	92,835	949,805
	Axis Bank, Ltd., GDR	734	37,507
	Bajaj Auto, Ltd.	11,857	527,269
*	Bajaj Consumer Care, Ltd.	17,199	54,134
	Bajaj Electricals, Ltd.	12,964	67,632
	Bajaj Finance, Ltd.	20,970	1,282,365
	Bajaj Finserv, Ltd.	3,686	487,157
*	Bajaj Hindusthan Sugar, Ltd.	152,226	13,487
	Bajaj Holdings & Investment, Ltd.	10,153	492,344
	Balaji Amines, Ltd.	3,847	20,966
	Balkrishna Industries, Ltd.	31,020	464,001
	Balmer Lawrie & Co., Ltd.	27,609	46,445
	Balrampur Chini Mills, Ltd.	66,636	154,364
	Banco Products India, Ltd.	7,652	11,031
	Bandhan Bank, Ltd.	24,998	157,334
*	Bank of Baroda	190,220	245,366
*	Bank of Maharashtra	173,488	31,805
	BASF India, Ltd.	2,175	30,220
	Bata India, Ltd.	13,096	330,726
	Bayer CropScience, Ltd.	177	10,227
	BEML, Ltd.	5,064	69,198
	Berger Paints India, Ltd.	74,368	583,078
	Bhansali Engineering Polymers, Ltd.	9,545	6,681

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Dyanamics, Ltd.	6,234	$25,159
	Bharat Electronics, Ltd.	236,407	298,175
	Bharat Forge, Ltd.	79,600	545,633
	Bharat Heavy Electricals, Ltd.	329,306	196,673
	Bharat Petroleum Corp., Ltd.	65,079	417,032
	Bharat Rasayan, Ltd.	121	10,921
*	Bharti Airtel, Ltd.	406,958	2,831,447
	Bharti Infratel, Ltd.	121,593	423,162
	Biocon, Ltd.	43,594	178,978
	Birla Corp., Ltd.	9,430	104,765
*	Birlasoft, Ltd.	62,453	70,424
	Bliss Gvs Pharma, Ltd.	17,529	35,357
	Blue Dart Express, Ltd.	1,361	51,407
	Blue Star, Ltd.	8,389	97,651
	Bodal Chemicals, Ltd.	23,330	24,018
	Bombay Dyeing & Manufacturing Co., Ltd.	18,839	24,844
	Borosil Glass Works, Ltd.	6,650	16,078
	Bosch, Ltd.	779	151,228
	Brigade Enterprises, Ltd.	37,262	123,647
	Britannia Industries, Ltd.	8,390	374,215
	Cadila Healthcare, Ltd.	68,034	252,181
	Can Fin Homes, Ltd.	21,581	146,105
*	Canara Bank	73,198	206,578
	Capacit'e Infraprojects, Ltd.	11,743	31,706
	Caplin Point Laboratories, Ltd.	7,571	30,331
	Carborundum Universal, Ltd.	19,475	91,481
	Care Ratings, Ltd.	10,581	97,147
	Castrol India, Ltd.	41,833	78,540
	CCL Products India, Ltd.	31,949	100,370
	Ceat, Ltd.	9,652	135,042
	Central Depository Services India, Ltd.	10,440	38,663
	Century Plyboards India, Ltd.	29,747	70,975
	Century Textiles & Industries, Ltd.	14,491	128,999
	Cera Sanitaryware, Ltd.	2,798	106,063
	CESC, Ltd.	16,500	163,314
*	CG Power and Industrial Solutions, Ltd.	155,965	20,987
	Chambal Fertilizers & Chemicals, Ltd.	61,351	155,169
*	Chennai Petroleum Corp., Ltd.	11,326	19,765
	Chennai Super Kings Cricket, Ltd.	65,357	386
*	Cholamandalam Financial Holdings, Ltd.	26,134	198,419
	Cholamandalam Investment and Finance Co., Ltd.	82,225	374,305
	Cipla, Ltd.	55,878	349,789
	City Union Bank, Ltd.	73,189	236,037
	Coal India, Ltd.	99,687	255,576
	Cochin Shipyard, Ltd.	6,292	33,483
*	Coffee Day Enterprises, Ltd.	11,470	5,176
	Colgate-Palmolive India, Ltd.	15,789	294,492
	Container Corp. Of India, Ltd.	41,058	327,226
	Coromandel International, Ltd.	47,407	419,342
*	Corp. Bank	167,756	54,960
*	Cox & Kings, Ltd.	38,019	505
	CRISIL, Ltd.	5,279	126,034
	Crompton Greaves Consumer Electricals, Ltd.	122,605	481,138
	Cummins India, Ltd.	6,720	54,048
	Cyient, Ltd.	9,584	66,148
	Dabur India, Ltd.	59,064	410,229
*	Dalmia Bharat, Ltd.	22,775	278,711
	DB Corp., Ltd.	23,005	44,346
	DCB Bank, Ltd.	85,478	214,282

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	DCM Shriram, Ltd.	19,899	$103,327
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	13,545	21,131
	Deepak Nitrite, Ltd.	8,967	48,581
	Delta Corp., Ltd.	30,239	76,295
	Dhampur Sugar Mills, Ltd.	12,251	34,881
	Dhanuka Agritech, Ltd.	4,995	36,175
	Dilip Buildcon, Ltd.	14,499	84,398
*	Dish TV India, Ltd.	195,798	35,391
	Dishman Carbogen Amcis, Ltd.	31,108	32,572
	Divi's Laboratories, Ltd.	19,636	536,233
	Dixon Technologies India, Ltd.	1,078	69,481
	DLF, Ltd.	167,703	609,861
	Dr Lal PathLabs, Ltd.	4,296	106,627
	Dr Reddy's Laboratories, Ltd., ADR	28,080	1,226,534
	Dr Reddy's Laboratories, Ltd.	3,990	174,358
	Dredging Corp. of India, Ltd.	1,860	8,599
*	Dynamatic Technologies, Ltd.	1,070	14,549
	eClerx Services, Ltd.	8,860	77,590
	Edelweiss Financial Services, Ltd.	12,971	17,262
	Eicher Motors, Ltd.	2,071	585,453
	EID Parry India, Ltd.	27,218	87,085
	EIH, Ltd.	33,148	65,041
	Elgi Equipments, Ltd.	6,798	23,946
	Emami, Ltd.	13,274	54,878
	Endurance Technologies, Ltd.	2,826	42,963
	Engineers India, Ltd.	51,875	65,921
*	Eris Lifesciences, Ltd.	3,487	25,501
	Escorts, Ltd.	23,174	259,587
	Essel Propack, Ltd.	9,232	23,197
	Excel Industries, Ltd.	1,374	16,988
	Exide Industries, Ltd.	88,368	242,972
*	FDC, Ltd.	14,340	47,073
	Federal Bank, Ltd.	703,135	899,494
	Finolex Cables, Ltd.	18,226	101,597
	Finolex Industries, Ltd.	16,888	133,945
	Firstsource Solutions, Ltd.	78,398	47,910
*	Fortis Healthcare, Ltd.	140,165	300,251
*	Future Enterprises, Ltd.	81,448	27,231
	Future Lifestyle Fashions, Ltd.	3,745	21,767
*	Future Retail, Ltd.	41,879	193,184
	Gabriel India, Ltd.	24,904	39,503
	GAIL India, Ltd.	277,798	468,194
	Garware Technical Fibres, Ltd.	2,671	55,881
	Gateway Distriparks, Ltd.	28,152	54,657
	Gati, Ltd.	16,078	15,443
*	Gayatri Projects, Ltd.	27,245	20,762
	GE T&D India, Ltd.	5,381	12,604
	General Insurance Corp. of India	3,271	11,408
*	GFL, Ltd.	13,383	26,577
	GHCL, Ltd.	19,423	50,503
	GIC Housing Finance, Ltd.	8,499	18,242
	Gillette India, Ltd.	1,132	98,995
	GlaxoSmithKline Consumer Healthcare, Ltd.	913	112,745
	GlaxoSmithKline Pharmaceuticals, Ltd.	3,559	82,799
	Glenmark Pharmaceuticals, Ltd.	42,344	183,504
	Godfrey Phillips India, Ltd.	3,450	58,288
	Godrej Agrovet, Ltd.	4,522	35,290
	Godrej Consumer Products, Ltd.	28,693	270,064
	Godrej Industries, Ltd.	9,155	52,729

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Godrej Properties, Ltd.	3,806	$57,668
	Granules India, Ltd.	70,007	142,951
	Graphite India, Ltd.	6,521	27,083
	Grasim Industries, Ltd.	49,807	541,920
	Great Eastern Shipping Co., Ltd. (The)	24,793	104,369
	Greaves Cotton, Ltd.	38,261	72,330
*	Greenpanel Industries, Ltd.	23,606	18,490
	Greenply Industries, Ltd.	23,606	50,508
	Grindwell Norton, Ltd.	10,398	92,526
	Gujarat Alkalies & Chemicals, Ltd.	9,984	55,379
	Gujarat Ambuja Exports, Ltd.	17,723	38,097
*	Gujarat Fluorochemicals, Ltd.	13,383	115,886
	Gujarat Gas, Ltd.	45,979	185,800
	Gujarat Industries Power Co., Ltd.	13,913	15,655
	Gujarat Mineral Development Corp., Ltd.	40,207	34,299
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	20,095	54,667
	Gujarat Pipavav Port, Ltd.	94,018	114,991
	Gujarat State Fertilizers & Chemicals, Ltd.	40,083	47,940
	Gujarat State Petronet, Ltd.	78,663	278,645
	Gulf Oil Lubricants India, Ltd.	3,366	38,037
*	GVK Power & Infrastructure, Ltd.	130,003	7,934
	Hatsun Agro Products, Ltd.	4,755	42,292
	Havells India, Ltd.	35,725	301,970
	HCL Technologies, Ltd.	186,334	1,545,131
	HDFC Bank Ltd.	103,854	1,775,959
	HDFC Bank, Ltd., ADR	4,000	229,120
	HDFC Life Insurance Co., Ltd.	33,591	282,013
*	HealthCare Global Enterprises, Ltd.	498	812
	HEG, Ltd.	1,450	21,700
	HeidelbergCement India, Ltd.	32,536	91,000
*	Hemisphere Properties India, Ltd.	14,629	25,647
	Heritage Foods, Ltd.	4,050	21,025
	Hero MotoCorp, Ltd.	22,055	769,498
	Hester Biosciences, Ltd.	451	10,052
	Hexaware Technologies, Ltd.	47,982	245,257
	HFCL, Ltd.	296,593	70,163
	Hikal, Ltd.	21,706	37,596
	HIL, Ltd.	758	14,869
	Himadri Speciality Chemical, Ltd.	39,781	36,791
	Himatsingka Seide, Ltd.	24,860	44,323
	Hindalco Industries, Ltd.	319,405	842,883
	Hinduja Global Solutions, Ltd.	1,337	12,593
*	Hindustan Oil Exploration Co., Ltd.	7,575	10,890
	Hindustan Petroleum Corp., Ltd.	110,736	361,231
	Hindustan Unilever, Ltd.	38,900	1,109,126
	Honeywell Automation India, Ltd.	588	228,146
	Housing Development Finance Corp., Ltd.	68,611	2,321,085
	ICICI Bank, Ltd., Sponsored ADR	99,940	1,457,125
	ICICI Lombard General Insurance Co., Ltd.	4,564	84,551
	ICICI Prudential Life Insurance Co., Ltd.	15,424	110,439
*	IDFC First Bank, Ltd.	901,006	512,596
	IDFC, Ltd.	368,247	180,230
*	IFB Industries, Ltd.	2,668	22,424
*	IFCI, Ltd.	304,825	27,373
	IIFL Finance, Ltd.	67,491	159,286
*	IIFL Securities, Ltd.	67,491	51,228
	IIFL Wealth Management, Ltd.	9,642	180,364
	India Cements, Ltd. (The)	82,812	94,812
	India Glycols, Ltd.	2,704	10,389

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indiabulls Housing Finance, Ltd.	120,380	$516,716
*	Indiabulls Real Estate, Ltd.	76,526	111,575
	Indiabulls Ventures, Ltd.	19,321	47,860
	Indiabulls Ventures, Ltd.	1,946	1,979
*	Indian Bank	41,656	60,418
	Indian Hotels Co., Ltd. (The)	65,077	130,050
	Indian Hume Pipe Co., Ltd.	7,493	27,100
	Indian Oil Corp., Ltd.	166,154	263,918
*	Indian Overseas Bank	301,966	42,960
	Indo Count Industries, Ltd.	24,075	17,859
	Indoco Remedies, Ltd.	4,041	12,698
	Indraprastha Gas, Ltd.	51,880	368,041
	IndusInd Bank, Ltd.	12,866	225,441
	Infibeam Avenues, Ltd.	76,781	61,591
	Info Edge India, Ltd.	1,355	53,872
	Infosys, Ltd., Sponsored ADR	22,480	246,381
	Infosys, Ltd.	521,326	5,705,956
	Ingersoll-Rand India, Ltd.	4,075	38,052
	Inox Leisure, Ltd.	24,804	140,384
	Insecticides India, Ltd.	1,117	8,656
*	Intellect Design Arena, Ltd.	15,315	36,335
	InterGlobe Aviation, Ltd.	10,550	204,541
	Ipca Laboratories, Ltd.	9,259	162,330
*	IRB Infrastructure Developers, Ltd.	48,779	70,471
	ITC, Ltd.	316,199	1,041,114
	ITD Cementation India, Ltd.	25,447	21,505
*	ITI, Ltd.	11,131	13,321
	J Kumar Infraprojects, Ltd.	13,503	29,257
	Jagran Prakashan, Ltd.	33,725	31,897
	Jai Corp., Ltd.	9,299	14,492
*	Jain Irrigation Systems, Ltd.	157,411	15,628
*	Jaiprakash Associates, Ltd.	548,665	14,570
*	Jaiprakash Power Ventures, Ltd.	482,655	15,587
*	Jammu & Kashmir Bank, Ltd. (The)	112,876	43,351
	Jamna Auto Industries, Ltd.	34,285	20,151
	JB Chemicals & Pharmaceuticals, Ltd.	11,812	82,128
	Jindal Photo Imaging, Ltd.	908	766
	Jindal Poly Films, Ltd.	3,631	11,895
	Jindal Saw, Ltd.	62,028	77,968
*	Jindal Stainless Hisar, Ltd.	23,161	24,897
*	Jindal Stainless, Ltd.	55,678	31,219
*	Jindal Steel & Power, Ltd.	167,252	410,340
	JK Cement, Ltd.	10,057	194,858
	JK Lakshmi Cement, Ltd.	13,770	68,812
	JK Paper, Ltd.	31,079	55,799
	JK Tyre & Industries, Ltd.	29,960	31,042
	JM Financial, Ltd.	125,477	185,426
	JMC Projects India, Ltd.	18,948	25,899
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,603	54,059
	JSW Energy, Ltd.	171,454	150,735
	JSW Steel, Ltd.	397,413	1,384,245
	JTEKT India, Ltd.	9,992	11,600
	Jubilant Foodworks, Ltd.	20,379	539,890
	Jubilant Life Sciences, Ltd.	50,358	406,938
*	Just Dial, Ltd.	16,908	132,563
	Jyothy Labs Ltd.	17,934	38,849
	Kajaria Ceramics, Ltd.	31,187	253,571
	Kalpataru Power Transmission, Ltd.	24,528	153,442
	Kalyani Steels, Ltd.	8,223	25,230

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kansai Nerolac Paints, Ltd.	14,749	$104,345
	Karnataka Bank, Ltd. (The)	74,461	76,761
	Karur Vysya Bank, Ltd. (The)	166,660	113,186
	Kaveri Seed Co., Ltd.	8,699	57,616
	KCP, Ltd. (The)	19,778	17,701
	KEC International, Ltd.	38,887	184,061
	KEI Industries, Ltd.	24,931	197,138
	Kiri Industries, Ltd.	4,301	23,097
	Kirloskar Brothers, Ltd.	11,621	24,044
	KNR Constructions, Ltd.	15,249	64,957
	Kolte-Patil Developers, Ltd.	11,211	41,617
	Kotak Mahindra Bank, Ltd.	21,270	502,301
*	KPIT Technologies, Ltd.	55,541	76,692
	KPR Mill, Ltd.	7,566	72,162
	KRBL, Ltd.	28,061	103,611
	KSB, Ltd.	1,172	12,143
	L&T Finance Holdings, Ltd.	241,351	394,465
	Lakshmi Machine Works, Ltd.	669	30,717
*	Lakshmi Vilas Bank, Ltd. (The)	57,782	12,257
	Larsen & Toubro Infotech, Ltd.	6,257	169,703
	Larsen & Toubro, Ltd.	55,847	1,070,305
	Laurus Labs, Ltd.	8,990	54,219
	LG Balakrishnan & Bros, Ltd.	2,724	11,785
	LIC Housing Finance, Ltd.	161,907	993,579
	Linde India, Ltd.	5,728	59,655
	LT Foods, Ltd.	41,893	15,673
	Lupin, Ltd.	58,881	591,038
	LUX Industries, Ltd.	1,750	36,335
	Magma Fincorp, Ltd.	32,944	26,747
	Mahanagar Gas, Ltd.	11,558	189,848
	Maharashtra Seamless, Ltd.	9,763	52,901
	Mahindra & Mahindra Financial Services, Ltd.	115,215	593,590
	Mahindra & Mahindra, Ltd., GDR	9,424	74,943
	Mahindra & Mahindra, Ltd.	198,892	1,582,200
*	Mahindra CIE Automotive, Ltd.	24,191	59,305
*	Mahindra Holidays & Resorts India, Ltd.	17,870	59,667
	Mahindra Lifespace Developers, Ltd.	10,029	58,977
	Majesco, Ltd.	3,324	18,219
	Manappuram Finance, Ltd.	260,995	684,479
	Mangalore Refinery & Petrochemicals, Ltd.	63,805	41,102
	Marico, Ltd.	93,949	417,343
	Marksans Pharma, Ltd.	95,755	24,790
	Maruti Suzuki India, Ltd.	9,246	894,633
	MAS Financial Services, Ltd.	2,665	36,768
	Mastek, Ltd.	1,872	11,589
*	Max Financial Services, Ltd.	31,154	220,817
*	Max India, Ltd.	26,905	32,545
	Mayur Uniquoters, Ltd.	5,050	16,360
	Meghmani Organics, Ltd.	40,612	31,163
	Minda Industries, Ltd.	34,659	191,159
	Mindtree, Ltd.	8,989	111,473
	MM Forgings, Ltd.	1,316	8,662
	MOIL, Ltd.	27,433	58,687
*	Morepen Laboratories, Ltd.	39,894	8,236
	Motherson Sumi Systems, Ltd.	232,500	432,972
	Motilal Oswal Financial Services, Ltd.	11,769	130,576
	Mphasis, Ltd.	27,587	357,720
	MRF, Ltd.	552	537,619
	Multi Commodity Exchange of India, Ltd.	2,129	36,899

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Muthoot Capital Services, Ltd.	1,513	$12,617
	Muthoot Finance, Ltd.	60,208	639,983
	Narayana Hrudayalaya, Ltd.	10,746	56,892
	Natco Pharma, Ltd.	32,094	285,068
	National Aluminium Co., Ltd.	202,726	120,969
	Nava Bharat Ventures, Ltd.	45,002	45,133
	Navin Fluorine International, Ltd.	3,575	57,747
	Navneet Education, Ltd.	29,594	37,900
	NBCC India, Ltd.	83,860	39,516
	NCC, Ltd.	194,808	148,330
	NESCO, Ltd.	10,419	109,113
	Nestle India, Ltd.	3,163	680,093
	Neuland Laboratories, Ltd.	504	2,981
	NHPC, Ltd.	340,938	116,380
	NIIT Technologies, Ltd.	1,134	30,665
	NIIT, Ltd.	24,487	33,671
	Nilkamal, Ltd.	2,477	49,034
	NLC India, Ltd.	77,823	63,809
	NOCIL, Ltd.	25,360	33,885
	NRB Bearings, Ltd.	21,951	29,371
	NTPC, Ltd.	185,685	293,712
	Oberoi Realty, Ltd.	25,692	196,376
	Oil & Natural Gas Corp., Ltd.	131,900	203,371
	Oil India, Ltd.	38,413	69,842
	Omaxe, Ltd.	17,826	38,726
*	Oracle Financial Services Software, Ltd.	3,866	158,231
	Orient Cement, Ltd.	19,771	21,271
	Orient Refractories, Ltd.	7,743	27,384
*	Oriental Bank of Commerce	84,703	59,392
	Page Industries, Ltd.	731	249,796
	Paisalo Digital, Ltd.	5,702	20,649
	Parag Milk Foods, Ltd.	16,313	31,654
*	PC Jeweller, Ltd.	81,097	25,322
	Persistent Systems, Ltd.	18,361	178,348
	Petronet LNG, Ltd.	314,233	1,171,535
	Pfizer, Ltd.	2,484	143,761
	Phillips Carbon Black, Ltd.	27,109	47,297
	Phoenix Mills, Ltd. (The)	14,048	170,208
	PI Industries, Ltd.	29,390	634,890
	Pidilite Industries, Ltd.	14,480	305,244
	Piramal Enterprises, Ltd.	28,278	610,427
	Piramal Enterprises, Ltd.	3,747	81,141
	PNB Housing Finance, Ltd.	6,460	39,208
	PNC Infratech, Ltd.	21,068	58,634
	Polyplex Corp., Ltd.	5,376	40,480
*	Power Finance Corp., Ltd.	244,235	397,765
	Power Grid Corp. of India, Ltd.	147,809	387,542
	Power Mech Projects, Ltd.	1,620	16,694
	Praj Industries, Ltd.	38,085	60,231
	Prakash Industries, Ltd.	18,220	11,341
	Prestige Estates Projects, Ltd.	54,482	293,586
*	Prime Focus, Ltd.	5,458	3,310
	Prism Johnson, Ltd.	20,426	19,580
*	Procter & Gamble Health, Ltd.	2,147	133,116
	Procter & Gamble Hygiene & Health Care, Ltd.	1,532	237,016
	PSP Projects, Ltd.	3,321	23,840
	PTC India Financial Services, Ltd.	51,751	10,469
	PTC India, Ltd.	75,922	61,599
*	Punjab National Bank	261,788	221,195

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	PVR, Ltd.	13,124	$358,020
*	Quess Corp., Ltd.	13,566	119,924
	Radico Khaitan, Ltd.	21,396	118,862
	Rain Industries Ltd.	51,180	77,610
	Rajesh Exports, Ltd.	29,491	297,311
	Rallis India, Ltd.	21,200	69,683
	Ramco Cements, Ltd. (The)	25,138	275,212
	Ramkrishna Forgings, Ltd.	5,499	27,079
	Rashtriya Chemicals & Fertilizers, Ltd.	50,739	38,110
	Ratnamani Metals & Tubes, Ltd.	1,222	21,067
	Raymond, Ltd.	14,947	134,048
	RBL Bank, Ltd.	39,898	177,760
	REC, Ltd.	452,865	908,573
	Redington India, Ltd.	115,863	186,698
	Relaxo Footwears, Ltd.	15,272	157,301
*	Reliance Communications, Ltd.	403,088	4,497
	Reliance Industries, Ltd., GDR	48,733	1,904,174
	Reliance Industries, Ltd.	255,551	5,034,704
*	Reliance Infrastructure, Ltd.	31,989	9,673
*	Reliance Power, Ltd.	225,835	5,523
*	Religare Enterprises, Ltd.	14,018	8,023
	Repco Home Finance, Ltd.	20,245	94,120
*	RP-SG Business Process Services, Ltd.	3,300	15,588
	Sadbhav Engineering, Ltd.	50,476	92,652
	Sanofi India, Ltd.	2,471	229,070
	SBI Life Insurance Co., Ltd.	5,454	75,692
	Schaeffler India, Ltd.	1,115	71,470
	Security & Intelligence Services India, Ltd.	3,602	25,106
	Sequent Scientific, Ltd.	31,610	40,306
*	SH Kelkar & Co., Ltd.	2,220	3,486
	Shankara Building Products, Ltd.	1,458	7,840
	Sharda Cropchem, Ltd.	9,288	30,584
*	Sheela Foam, Ltd.	649	13,434
	Shilpa Medicare, Ltd.	8,141	30,476
*	Shipping Corp. of India, Ltd.	48,621	40,906
	Shoppers Stop, Ltd.	3,960	23,038
	Shree Cement, Ltd.	1,212	390,298
	Shriram City Union Finance, Ltd.	4,747	90,036
	Shriram Transport Finance Co., Ltd.	70,771	1,008,158
	Siemens, Ltd.	1,769	37,098
*	Sintex Plastics Technology, Ltd.	132,335	2,041
	Siyaram Silk Mills, Ltd.	5,283	16,667
	SKF India, Ltd.	3,394	98,140
	SML ISUZU, Ltd.	2,162	16,995
	Sobha, Ltd.	22,239	139,755
	Solar Industries India, Ltd.	5,278	94,092
	Solara Active Pharma Sciences, Ltd.	2,772	17,943
	Somany Ceramics, Ltd.	7,496	22,503
*	Somany Home Innovation, Ltd.	13,542	29,795
	Sonata Software, Ltd.	22,141	104,241
	South Indian Bank, Ltd. (The)	413,283	60,718
*	Spencer's Retail Ltd.	9,900	11,919
	SRF, Ltd.	8,369	443,057
	Srikalahasthi Pipes, Ltd.	2,107	5,829
*	Star Cement, Ltd.	16,125	18,818
*	State Bank of India	153,210	680,460
*	State Bank of India, GDR	226	10,019
*	State Bank of India, GDR	490	21,756
	Steel Authority of India, Ltd.	226,358	146,796

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sterlite Technologies, Ltd.	45,756	$79,651
	Strides Pharma Science, Ltd.	23,701	153,405
	Subros, Ltd.	10,510	35,924
	Sudarshan Chemical Industries	7,007	44,650
	Sun Pharmaceutical Industries, Ltd.	106,907	651,834
	Sun TV Network, Ltd.	39,645	260,933
	Sundaram Finance, Ltd.	951	21,878
	Sundaram-Clayton, Ltd.	625	19,316
	Sundram Fasteners, Ltd.	24,211	173,649
	Sunteck Realty, Ltd.	20,427	113,946
	Suprajit Engineering, Ltd.	18,045	51,456
	Supreme Industries, Ltd.	21,778	426,888
	Supreme Petrochem, Ltd.	17,029	44,212
	Surya Roshni, Ltd.	10,195	25,552
	Suven Life Sciences, Ltd.	25,013	8,201
	Suven Pharmaceuticals, Ltd.	25,013	98,552
*	Suzlon Energy, Ltd.	648,648	21,603
	Swaraj Engines, Ltd.	1,454	25,050
	Symphony, Ltd.	4,435	75,224
*	Syndicate Bank	305,316	103,181
	Syngene International, Ltd.	14,924	65,468
	TAKE Solutions, Ltd.	21,777	29,139
	Tata Chemicals, Ltd.	43,095	453,564
	Tata Communications, Ltd.	14,629	84,375
	Tata Consultancy Services, Ltd.	67,309	1,966,339
	Tata Elxsi, Ltd.	9,456	125,692
	Tata Global Beverages, Ltd.	152,631	820,117
	Tata Metaliks, Ltd.	5,278	45,998
*	Tata Motors, Ltd.	734,863	1,805,398
	Tata Power Co., Ltd. (The)	213,953	172,722
*	Tata Sponge Iron, Ltd.	5,359	29,567
	Tata Steel, Ltd.	147,600	899,073
	TCI Express, Ltd.	4,916	61,009
	Tech Mahindra, Ltd.	170,682	1,912,170
*	Techno Electric & Engineering Co., Ltd.	13,851	57,991
	Tejas Networks, Ltd.	11,379	13,048
	Texmaco Rail & Engineering, Ltd.	24,867	13,156
	Thermax, Ltd.	3,658	55,507
	Thirumalai Chemicals, Ltd.	18,070	16,462
	Thomas Cook India, Ltd.	22,854	17,959
	Thyrocare Technologies, Ltd.	5,937	46,370
	Tide Water Oil Co India, Ltd.	261	17,105
	Time Technoplast, Ltd.	45,379	34,446
	Timken India, Ltd.	5,879	81,507
	Tinplate Co. of India, Ltd. (The)	13,266	26,419
	Titan Co., Ltd.	46,986	779,472
	Torrent Pharmaceuticals, Ltd.	11,562	312,014
	Torrent Power, Ltd.	36,474	157,726
	Transport Corp. of India, Ltd.	11,637	43,380
	Trent, Ltd.	6,550	54,287
	Trident, Ltd.	504,510	44,218
	Triveni Engineering & Industries, Ltd.	35,654	39,483
	Triveni Turbine, Ltd.	34,210	47,051
	TTK Prestige, Ltd.	901	72,866
	Tube Investments of India, Ltd.	34,439	248,876
	TV Today Network, Ltd.	9,445	31,958
*	TV18 Broadcast, Ltd.	190,935	68,534
	TVS Srichakra, Ltd.	1,157	27,604
*	UCO Bank	227,991	49,805

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Uflex, Ltd.	15,054	$44,183
	UltraTech Cement, Ltd.	7,737	478,715
	Unichem Laboratories, Ltd.	12,637	29,186
*	Union Bank of India	179,753	124,081
	Uniply Industries, Ltd.	11,130	1,542
	United Breweries, Ltd.	13,174	232,361
*	United Spirits, Ltd.	60,316	524,442
	UPL, Ltd.	245,772	1,809,171
*	Usha Martin, Ltd.	24,809	8,791
*	VA Tech Wabag, Ltd.	11,864	35,595
	Vaibhav Global, Ltd.	2,986	44,711
	Vakrangee, Ltd.	74,772	52,535
	Vardhman Textiles, Ltd.	7,337	106,684
	Varun Beverages, Ltd.	6,266	67,675
	Vedanta, Ltd.	499,656	955,561
	Vedanta, Ltd., ADR	28,241	223,107
	Venky's India, Ltd.	2,499	58,498
	Vesuvius India, Ltd.	1,061	16,203
	V-Guard Industries, Ltd.	24,622	77,508
	Vinati Organics, Ltd.	5,750	180,179
	Vindhya Telelinks, Ltd.	1,145	13,986
	VIP Industries, Ltd.	12,578	81,455
	V-Mart Retail, Ltd.	800	22,349
*	Vodafone Idea, Ltd.	2,518,391	187,452
	VRL Logistics, Ltd.	11,268	43,676
	VST Industries, Ltd.	1,793	111,464
	WABCO India, Ltd.	876	83,559
	Welspun Corp., Ltd.	36,901	88,671
	Welspun Enterprises, Ltd.	15,445	17,027
	Welspun India, Ltd.	156,632	94,521
	West Coast Paper Mills, Ltd.	12,018	38,235
	Whirlpool of India, Ltd.	4,838	166,816
	Wipro, Ltd.	158,016	524,919
*	Wockhardt, Ltd.	13,260	65,223
	Yes Bank, Ltd.	494,114	270,679
	Zee Entertainment Enterprises, Ltd.	220,914	828,628
	Zee Learn, Ltd.	23,196	6,096
	Zensar Technologies, Ltd.	25,706	61,506
TOTAL INDIA			121,972,193
INDONESIA — (0.6%)
	Ace Hardware Indonesia Tbk PT	1,935,200	243,461
	Adaro Energy Tbk PT	9,821,400	872,866
	Adhi Karya Persero Tbk PT	1,072,687	80,588
*	Agung Podomoro Land Tbk PT	2,441,400	25,632
	AKR Corporindo Tbk PT	512,700	123,746
*	Alam Sutera Realty Tbk PT	6,082,600	88,001
	Aneka Tambang Tbk	3,157,420	165,896
*	Armidian Karyatama Tbk PT	230,900	846
	Arwana Citramulia Tbk PT	232,600	7,302
	Asahimas Flat Glass Tbk PT	86,500	21,114
	Astra Agro Lestari Tbk PT	197,889	171,686
	Astra International Tbk PT	1,243,900	574,231
	Astra Otoparts Tbk PT	118,200	10,363
*	Astrindo Nusantara Infrastructure Tbk PT	3,414,178	12,462
*	Asuransi Kresna Mitra Tbk PT	245,400	24,233
*	Bank Bukopin Tbk	2,664,000	43,580
	Bank Central Asia Tbk PT	388,600	918,269
	Bank Danamon Indonesia Tbk PT	627,263	159,318

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Mandiri Persero Tbk PT	1,187,218	$649,165
	Bank Negara Indonesia Persero Tbk PT	1,466,520	768,365
*	Bank Pan Indonesia Tbk PT	1,316,000	111,406
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,163,400	83,735
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,666,800	76,289
*	Bank Permata Tbk PT	1,447,325	124,000
	Bank Rakyat Indonesia Persero Tbk PT	6,638,000	2,158,045
	Bank Tabungan Negara Persero Tbk PT	1,267,041	172,458
	Barito Pacific Tbk PT	13,954,000	1,330,175
	Bayan Resources Tbk PT	16,000	15,910
	Bekasi Fajar Industrial Estate Tbk PT	2,056,600	25,097
	BISI International Tbk PT	468,500	34,258
	Blue Bird Tbk PT	54,200	9,323
*	Buana Lintas Lautan Tbk PT	2,625,600	33,952
	Bukit Asam Tbk PT	1,560,500	250,710
*	Bumi Serpong Damai Tbk PT	3,564,600	169,688
*	Bumi Teknokultura Unggul Tbk PT	2,300,800	8,437
	Charoen Pokphand Indonesia Tbk PT	1,011,100	490,072
	Ciputra Development Tbk PT	5,847,371	379,909
*	Citra Marga Nusaphala Persada Tbk PT	517,167	75,567
*	City Retail Developments Tbk PT	911,900	9,982
*	Delta Dunia Makmur Tbk PT	4,476,500	71,732
*	Eagle High Plantations Tbk PT	4,587,600	38,504
	Elnusa Tbk PT	2,568,300	50,807
	Erajaya Swasembada Tbk PT	626,100	72,229
*	Gajah Tunggal Tbk PT	1,049,800	37,951
*	Garuda Indonesia Persero Tbk PT	1,784,500	52,738
*	Global Mediacom Tbk PT	3,675,000	91,418
	Gudang Garam Tbk PT	130,200	530,497
*	Hanson International Tbk PT	19,060,700	69,794
	Indah Kiat Pulp & Paper Corp. Tbk PT	980,300	480,618
	Indika Energy Tbk PT	1,022,000	71,138
	Indo Tambangraya Megah Tbk PT	183,800	134,585
	Indocement Tunggal Prakarsa Tbk PT	66,000	79,092
	Indofood CBP Sukses Makmur Tbk PT	279,300	231,770
	Indofood Sukses Makmur Tbk PT	1,536,200	880,222
	Indo-Rama Synthetics Tbk PT	40,300	6,921
*	Indosat Tbk PT	272,050	45,372
	Industri dan Perdagangan Bintraco Dharma Tbk PT	696,000	4,790
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,286,700	112,385
*	Integra Indocabinet Tbk PT	188,300	6,475
*	Inti Agri Resources Tbk PT	473,600	1,734
*	Intikeramik Alamasri Industri Tbk PT	1,513,300	5,647
	Intiland Development Tbk PT	3,125,700	66,730
	Japfa Comfeed Indonesia Tbk PT	2,168,300	236,833
	Jasa Marga Persero Tbk PT	367,226	123,117
	Jaya Real Property Tbk PT	932,000	36,440
	Kalbe Farma Tbk PT	3,102,300	323,615
	Kapuas Prima Coal Tbk PT	1,985,300	51,747
*	Kawasan Industri Jababeka Tbk PT	5,953,389	129,090
	KMI Wire & Cable Tbk PT	964,700	33,975
*	Krakatau Steel Persero Tbk PT	2,016,837	40,036
*	Kresna Graha Investama Tbk PT	4,311,200	151,166
	Link Net Tbk PT	326,800	87,773
*	Lippo Cikarang Tbk PT	848,155	45,882
*	Lippo Karawaci Tbk PT	18,632,395	313,175
	Malindo Feedmill Tbk PT	473,600	30,821
	Matahari Department Store Tbk PT	951,700	204,417
	Mayora Indah Tbk PT	2,753,725	387,277

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Medco Energi Internasional Tbk PT	3,664,667	$187,473
	Media Nusantara Citra Tbk PT	2,591,200	300,006
	Metrodata Electronics Tbk PT	295,300	36,173
	Mitra Adiperkasa Tbk PT	4,108,300	288,606
	Mitra Keluarga Karyasehat Tbk PT	420,900	79,798
*	MNC Investama Tbk PT	9,936,200	47,251
*	MNC Land Tbk PT	3,810,100	40,693
*	Modernland Realty Tbk PT	3,884,300	54,743
	Nippon Indosari Corpindo Tbk PT	323,700	30,789
	Pabrik Kertas Tjiwi Kimia Tbk PT	170,200	112,909
*	Pacific Strategic Financial Tbk PT	553,200	28,372
	Pakuwon Jati Tbk PT	4,335,300	164,549
	Pan Brothers Tbk PT	1,291,500	26,442
*	Panin Financial Tbk PT	8,949,500	170,252
*	Paninvest Tbk PT	148,100	10,620
*	Pelayaran Tamarin Samudra Tbk PT	537,000	8,019
	Perusahaan Gas Negara Tbk PT	1,640,000	203,258
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,560,700	134,013
*	Pool Advista Indonesia Tbk PT	91,300	1,043
	PP Persero Tbk PT	1,508,154	151,230
	PP Presisi Tbk PT	498,800	6,813
	PP Properti Tbk PT	2,876,700	11,139
	Puradelta Lestari Tbk PT	2,214,800	44,856
	Ramayana Lestari Sentosa Tbk PT	1,111,824	86,899
*	Rimo International Lestari Tbk PT	3,756,500	13,790
*	Salim Ivomas Pratama Tbk PT	1,950,400	52,553
*	Sariguna Primatirta Tbk PT	541,800	19,443
	Sawit Sumbermas Sarana Tbk PT	1,534,600	89,881
	Selamat Sempurna Tbk PT	576,100	58,441
	Semen Baturaja Persero Tbk PT	772,600	17,682
	Semen Indonesia Persero Tbk PT	433,400	377,568
*	Sentul City Tbk PT	10,397,200	44,054
*	Siloam International Hospitals Tbk PT	132,431	63,885
*	Sitara Propertindo Tbk PT	358,500	5,198
*	Smartfren Telecom Tbk PT	953,400	7,172
	Sri Rejeki Isman Tbk PT	4,830,100	77,663
	Summarecon Agung Tbk PT	3,716,100	229,613
	Surya Citra Media Tbk PT	1,579,700	165,385
*	Surya Esa Perkasa Tbk PT	1,124,200	19,175
	Surya Semesta Internusa Tbk PT	1,861,600	89,155
	Telekomunikasi Indonesia Persero Tbk PT	915,700	253,994
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	12,307	339,304
	Tempo Scan Pacific Tbk PT	3,047,900	19,524
*	Tiga Pilar Sejahtera Food Tbk	839,100	1,936
	Timah Tbk PT	1,442,756	74,625
	Tiphone Mobile Indonesia Tbk PT	784,500	11,828
*	Totalindo Eka Persada Tbk PT	288,000	3,789
	Tower Bersama Infrastructure Tbk PT	2,483,000	210,277
*	Trada Alam Minera Tbk PT	5,604,000	20,520
	Tunas Baru Lampung Tbk PT	1,270,400	77,428
	Tunas Ridean Tbk PT	537,500	38,572
	Unilever Indonesia Tbk PT	350,500	203,585
	United Tractors Tbk PT	593,024	828,689
*	Vale Indonesia Tbk PT	716,600	164,689
*	Visi Media Asia Tbk PT	4,205,000	15,302
	Waskita Beton Precast Tbk PT	5,424,200	102,908
	Waskita Karya Persero Tbk PT	2,735,463	245,320
	Wijaya Karya Bangunan Gedung Tbk PT	497,000	9,622
	Wijaya Karya Beton Tbk PT	1,962,100	54,859

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Wijaya Karya Persero Tbk PT	1,429,459	$196,654
*	XL Axiata Tbk PT	1,923,600	406,267
TOTAL INDONESIA			22,694,946
IRELAND — (0.5%)
	AIB Group P.L.C.	151,416	443,928
	Bank of Ireland Group P.L.C.	292,457	1,424,331
	C&C Group P.L.C.	81,512	385,614
	Cairn Homes P.L.C	39,517	53,686
	CRH P.L.C.	1,971	74,005
	CRH P.L.C., Sponsored ADR	181,042	6,805,369
*	Datalex P.L.C.	10,864	4,139
	FBD Holdings P.L.C.	7,366	70,925
	Flutter Entertainment P.L.C.	24,674	2,798,982
	Flutter Entertainment P.L.C.	2,126	241,020
	Glanbia P.L.C.	84,080	979,525
	Irish Continental Group P.L.C.	57,400	298,021
	Kenmare Resources P.L.C.	385	1,370
	Kerry Group P.L.C., Class A	14,315	1,829,699
	Kingspan Group P.L.C.	50,750	3,130,045
*	Permanent TSB Group Holdings P.L.C.	11,387	12,491
	Smurfit Kappa Group P.L.C.	96,110	3,323,673
TOTAL IRELAND			21,876,823
ISRAEL — (0.6%)
*	Afcon Holdings, Ltd.	628	26,570
*	AFI Properties, Ltd.	4,516	183,070
*	Airport City, Ltd.	23,129	406,683
*	Albaad Massuot Yitzhak, Ltd.	638	3,490
*	Allot, Ltd.	3,308	32,074
	Alrov Properties and Lodgings, Ltd.	2,753	133,989
	Arad, Ltd.	2,321	42,757
*	Arko Holdings, Ltd.	109,479	45,278
	Ashtrom Group, Ltd.	4,898	72,981
	Ashtrom Properties, Ltd.	5,949	37,814
	AudioCodes, Ltd.	3,346	74,299
*	Avgol Industries 1953, Ltd.	26,233	17,993
*	Azorim-Investment Development & Construction Co., Ltd.	30,502	73,624
	Azrieli Group, Ltd.	6,148	453,089
	Bank Hapoalim BM	145,567	1,249,785
	Bank Leumi Le-Israel BM	474,614	3,412,441
	Bayside Land Corp.	381	304,865
	Bet Shemesh Engines Holdings 1997, Ltd.	1,426	57,877
*	Bezeq The Israeli Telecommunication Corp., Ltd.	265,698	204,083
	Big Shopping Centers, Ltd.	1,289	145,094
	Blue Square Real Estate, Ltd.	1,706	121,391
*	Brack Capital Properties NV	710	68,703
	Camtek, Ltd.	5,451	63,641
	Carasso Motors, Ltd.	7,791	37,222
*	Cellcom Israel, Ltd.	27,071	97,542
*	Cellcom Israel, Ltd.	11,977	42,518
*	Ceragon Networks, Ltd.	16,269	33,514
*	Clal Insurance Enterprises Holdings, Ltd.	11,416	144,471
*	Compugen, Ltd.	2,039	14,737
	Danel Adir Yeoshua, Ltd.	1,587	149,142
	Delek Automotive Systems, Ltd.	14,896	88,429
	Delek Group, Ltd.	1,164	149,216
	Delta-Galil Industries, Ltd.	7,386	193,469

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Dor Alon Energy in Israel 1988, Ltd.	1,389	$36,147
	Duniec Brothers, Ltd.	324	12,368
*	El Al Israel Airlines	342,944	95,080
	Elbit Systems, Ltd.	2,679	409,090
	Elbit Systems, Ltd.	1,800	274,230
	Electra Consumer Products 1970, Ltd.	5,785	114,163
*	Electra Real Estate, Ltd.	4,033	23,335
	Electra, Ltd.	1,001	526,429
*	Energix-Renewable Energies, Ltd.	20,253	71,235
*	Equital, Ltd.	10,987	292,797
	First International Bank Of Israel, Ltd.	19,943	557,666
	FMS Enterprises Migun, Ltd.	917	31,860
	Formula Systems 1985, Ltd.	5,389	389,722
	Fox Wizel, Ltd.	6,475	307,381
	Gilat Satellite Networks, Ltd.	11,636	108,718
	Hadera Paper, Ltd.	3,184	126,236
*	Hamlet Israel-Canada, Ltd.	1,748	31,487
	Harel Insurance Investments & Financial Services, Ltd.	62,595	427,762
	Hilan, Ltd.	5,686	231,042
	IDI Insurance Co., Ltd.	2,159	72,280
*	Industrial Buildings Corp., Ltd.	66,848	189,342
	Inrom Construction Industries, Ltd.	21,650	99,827
	Israel Canada T.R, Ltd.	36,509	84,164
	Israel Chemicals, Ltd.	64,027	268,937
	Israel Discount Bank, Ltd., Class A	382,322	1,734,071
	Israel Land Development - Urban Renewal, Ltd.	2,101	28,602
	Isras Investment Co., Ltd.	181	42,489
*	Kamada, Ltd.	6,921	45,176
	Kenon Holdings, Ltd.	5,006	103,252
	Kerur Holdings, Ltd.	2,125	58,123
	Klil Industries, Ltd.	429	34,116
	Malam - Team, Ltd.	176	37,786
	Matrix IT, Ltd.	14,912	311,015
	Maytronics, Ltd.	19,155	163,345
	Mediterranean Towers, Ltd.	19,682	60,797
	Mega Or Holdings, Ltd.	3,829	100,871
*	Mehadrin, Ltd.	269	10,411
	Meitav Dash Investments, Ltd.	13,800	54,214
	Menora Mivtachim Holdings, Ltd.	13,207	175,410
	Migdal Insurance & Financial Holdings, Ltd.	181,872	147,072
	Mizrahi Tefahot Bank, Ltd.	44,429	1,209,425
	Naphtha Israel Petroleum Corp., Ltd.	24,518	127,973
*	Nawi Brothers, Ltd.	3,149	24,458
	Neto ME Holdings, Ltd.	679	37,858
*	Nice, Ltd., Sponsored ADR	7,239	1,247,280
*	Nova Measuring Instruments, Ltd.	8,248	316,391
	Oil Refineries, Ltd.	977,915	430,549
	One Software Technologies, Ltd.	1,100	85,580
	OPC Energy, Ltd.	11,730	102,651
*	Partner Communications Co., Ltd.	81,126	359,690
*	Partner Communications Co., Ltd., ADR	1,600	7,040
	Paz Oil Co., Ltd.	3,442	417,473
	Phoenix Holdings, Ltd. (The)	50,044	274,214
	Plasson Industries, Ltd.	1,457	68,106
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,827	163,336
	Scope Metals Group, Ltd.	4,129	95,465
	Shapir Engineering and Industry, Ltd.	30,549	217,337
	Shikun & Binui, Ltd.	115,380	565,288
	Shufersal, Ltd.	31,507	196,639

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Strauss Group, Ltd.	9,128	$267,954
*	Suny Cellular Communication, Ltd.	38,947	17,267
	Tadiran Holdings, Ltd.	1,501	65,443
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	48,755	507,052
*	Tower Semiconductor, Ltd.	15,804	350,533
*	Tower Semiconductor, Ltd.	4,323	97,076
	Union Bank of Israel	4,714	27,734
	YH Dimri Construction & Development, Ltd.	1,486	49,755
TOTAL ISRAEL			23,399,466
ITALY — (2.1%)
*	A.S. Roma SpA	66,579	45,022
	A2A SpA	757,223	1,512,670
	ACEA SpA	30,673	715,318
*	Aeffe SpA	11,360	19,233
	Amplifon SpA	46,732	1,328,802
	Anima Holding SpA	99,501	471,643
*	Arnoldo Mondadori Editore SpA	71,829	147,215
	Ascopiave SpA	23,493	115,167
	Assicurazioni Generali SpA	84,093	1,638,608
	ASTM SpA	10,554	308,292
	Atlantia SpA	27,083	664,555
	Autogrill SpA	44,910	436,579
	Autostrade Meridionali SpA	305	9,770
	Azimut Holding SpA	48,194	1,182,415
*	Banca Carige SpA	289,369	90
	Banca Farmafactoring SpA	52,093	320,339
	Banca Finnat Euramerica SpA	36,232	10,440
	Banca Generali SpA	17,997	572,086
	Banca IFIS SpA	12,169	192,950
	Banca Mediolanum SpA	47,697	430,182
*	Banca Monte dei Paschi di Siena SpA	3,026	5,662
	Banca Popolare di Sondrio SCPA	206,084	443,829
	Banca Profilo SpA	61,003	13,921
	Banca Sistema SpA	22,699	42,724
*	Banco BPM SpA	860,585	1,759,574
	Banco di Desio e della Brianza SpA	12,951	41,611
	BasicNet SpA	15,391	82,654
	BE SpA	57,250	81,839
	Biesse SpA	5,154	90,665
	BPER Banca	232,366	1,067,251
	Brunello Cucinelli SpA	11,270	408,643
	Buzzi Unicem SpA	26,107	609,688
	Cairo Communication SpA	45,366	119,686
	Carraro SpA	8,063	16,368
	Cementir Holding NV	27,672	196,435
	Cerved Group SpA	71,833	704,126
	CIR-Compagnie Industriali Riunite SpA	158,960	195,918
	CNH Industrial NV	187,473	1,785,678
	Credito Emiliano SpA	44,490	234,153
*	Credito Valtellinese SpA	3,220,315	225,325
*	d'Amico International Shipping SA	132,518	18,970
	Danieli & C Officine Meccaniche SpA	6,446	105,625
	Datalogic SpA	4,298	74,454
	Davide Campari-Milano SpA	124,346	1,201,926
	De' Longhi SpA	16,180	304,881
	DiaSorin SpA	8,023	986,402
	doValue SpA	17,270	225,946
	El.En. SpA	1,776	55,941

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Elica SpA	4,280	$15,827
	Emak SpA	29,309	26,851
	Enav SpA	39,565	255,477
	Enel SpA	936,477	8,162,627
	Eni SpA	387,838	5,432,670
	Eni SpA, Sponsored ADR	26,710	747,613
	ERG SpA	26,974	637,478
	Esprinet SpA	24,551	127,389
*	Eurotech SpA	11,463	96,366
	Falck Renewables SpA	79,144	514,923
	Ferrari NV	17,952	3,029,498
	Ferrari NV	559	94,370
	Fiat Chrysler Automobiles NV	249,186	3,246,200
	Fiat Chrysler Automobiles NV	215,180	2,801,644
	Fiera Milano SpA	7,744	47,113
	Fila SpA	6,803	96,693
#*	Fincantieri SpA	66,621	60,487
	FinecoBank Banca Fineco SpA	160,643	1,879,618
	FNM SpA	64,413	52,748
	Freni Brembo SpA	58,777	672,280
*	GEDI Gruppo Editoriale SpA	33,656	17,027
	Gefran SpA	1,949	13,687
	Geox SpA	25,019	29,706
	Gruppo MutuiOnline SpA	12,607	281,202
	Hera SpA	377,579	1,717,379
	Illimity Bank SpA	21,309	217,801
	IMA Industria Macchine Automatiche SpA	6,722	438,641
*	IMMSI SpA	154,940	83,596
	Interpump Group SpA	27,208	767,194
	Intesa Sanpaolo SpA	1,420,447	3,527,701
	Iren SpA	225,767	753,056
	Italgas SpA	168,503	1,120,078
*	Juventus Football Club SpA	197,124	248,383
	La Doria SpA	4,431	43,536
	Leonardo SpA	132,621	1,629,379
	LU-VE SpA	1,368	20,711
#	Maire Tecnimont SpA	57,102	147,266
	MARR SpA	11,443	244,852
	Massimo Zanetti Beverage Group SpA	7,385	48,011
#*	Mediaset SpA	308,562	814,875
	Mediobanca Banca di Credito Finanziario SpA	187,570	1,871,122
	Moncler SpA	47,464	2,042,959
*	OVS SpA	110,569	210,431
	Piaggio & C SpA	120,217	328,508
	Pirelli & C SpA	57,201	277,031
	Poste Italiane SpA	113,376	1,298,726
	Prima Industrie SpA	2,367	41,426
	Prysmian SpA	28,368	629,261
	RAI Way SpA	25,222	164,478
	Recordati SpA	27,985	1,197,495
	Reno de Medici SpA	121,336	102,093
	Reply SpA	4,940	387,675
	Retelit SpA	36,467	59,740
	Rizzoli Corriere Della Sera Mediagroup SpA	34,455	34,903
	Sabaf SpA	2,072	30,416
	SAES Getters SpA	713	22,858
*	Safilo Group SpA	17,360	19,681
*	Saipem SpA	190,530	789,866
*	Salini Impregilo SpA	30,099	48,743

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Salvatore Ferragamo SpA	19,992	$368,850
	Saras SpA	368,419	494,366
	Servizi Italia SpA	5,016	15,527
	Sesa SpA	1,443	81,049
	Snam SpA	205,503	1,101,426
	Societa Cattolica di Assicurazioni SC	89,664	709,053
*	Sogefi SpA	33,393	47,479
	SOL SpA	10,344	112,334
	Technogym SpA	37,737	468,748
*	Telecom Italia SpA	3,764,104	2,020,963
*	Telecom Italia SpA, Sponsored ADR	48,868	256,557
	Tenaris SA, ADR	1,800	37,242
	Terna Rete Elettrica Nazionale SpA	183,955	1,283,322
	Tinexta S.p.A.	7,970	95,439
	UniCredit SpA	252,533	3,373,158
	Unieuro SpA	4,908	68,247
	Unione di Banche Italiane SpA	447,736	1,340,005
	Unipol Gruppo SpA	224,129	1,141,179
	UnipolSai Assicurazioni SpA	324,387	868,569
	Zignago Vetro SpA	9,750	145,766
TOTAL ITALY			84,969,915
JAPAN — (17.1%)
	77 Bank, Ltd. (The)	28,100	425,772
	A&A Material Corp.	1,800	25,085
	A&D Co., Ltd.	10,900	90,267
	ABC-Mart, Inc.	3,400	218,129
	Abist Co., Ltd.	2,200	51,619
	Achilles Corp.	6,300	99,834
	Acom Co., Ltd.	45,100	211,253
	AD Works Co., Ltd.	81,800	21,008
	Adastria Co., Ltd.	17,480	343,409
	ADEKA Corp.	39,600	572,280
	Ad-sol Nissin Corp.	1,900	40,290
	Adtec Plasma Technology Co., Ltd.	1,400	22,787
	Advan Co., Ltd.	3,200	37,628
	Advance Create Co., Ltd.	1,300	21,927
	Advanex, Inc.	400	6,213
	Advantage Risk Management Co., Ltd.	2,100	16,948
	Advantest Corp.	28,700	1,497,301
	Adventure, Inc.	600	19,436
	Adways, Inc.	3,400	9,921
	Aeon Co., Ltd.	196,905	4,027,391
	Aeon Delight Co., Ltd.	10,000	343,119
	Aeon Fantasy Co., Ltd.	5,400	115,086
	AEON Financial Service Co., Ltd.	48,700	760,818
	Aeon Hokkaido Corp.	12,000	87,550
	Aeon Mall Co., Ltd.	20,280	336,978
	Aeria, Inc.	8,800	65,031
	AFC-HD AMS Life Science Co., Ltd.	3,500	22,046
	AGC, Inc.	73,300	2,470,820
	Ahresty Corp.	9,700	46,099
	Ai Holdings Corp.	13,300	226,163
	Aica Kogyo Co., Ltd.	13,100	408,932
	Aichi Bank, Ltd. (The)	3,600	110,795
	Aichi Corp.	16,800	109,974
	Aichi Steel Corp.	5,000	159,745
	Aichi Tokei Denki Co., Ltd.	1,400	55,488
	Aida Engineering, Ltd.	23,700	189,977

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Aiful Corp.	138,400	$375,454
	Ain Holdings, Inc.	15,100	923,001
	Ainavo Holdings Co., Ltd.	1,300	11,738
	Air Water, Inc.	73,000	1,002,663
	Airport Facilities Co., Ltd.	9,700	48,686
	Airtech Japan, Ltd.	3,200	38,618
	Aisan Industry Co., Ltd.	19,700	126,959
	Aisin Seiki Co., Ltd.	50,762	1,689,868
	AIT Corp.	3,000	27,221
	Ajinomoto Co., Inc.	43,500	716,439
	Ajis Co., Ltd.	1,600	45,040
	Akatsuki Corp.	4,000	13,267
	Akatsuki, Inc.	1,900	86,701
*	Akebono Brake Industry Co., Ltd.	57,200	116,653
	Akita Bank, Ltd. (The)	10,000	182,312
	Albis Co., Ltd.	3,100	62,455
	Alconix Corp.	12,700	154,920
	Alfresa Holdings Corp.	15,500	311,429
	Alinco, Inc.	7,800	84,958
	Alleanza Holdings Co., Ltd.	4,900	44,017
	Alpen Co., Ltd.	8,500	127,440
	Alpha Corp.	2,600	30,511
	Alps Alpine Co., Ltd.	50,500	906,618
	Alps Logistics Co., Ltd.	4,400	32,990
	Altech Corp.	5,610	92,401
	Amada Holdings Co., Ltd.	76,400	795,694
	Amano Corp.	15,300	441,848
	Amiyaki Tei Co., Ltd.	2,700	86,951
	ANA Holdings, Inc.	5,100	159,294
	Anabuki Kosan, Inc.	1,900	29,600
	Anest Iwata Corp.	11,600	105,529
	AOI TYO Holdings, Inc.	10,554	66,214
	AOKI Holdings, Inc.	19,000	185,369
	Aomori Bank, Ltd. (The)	9,000	221,193
	Aoyama Trading Co., Ltd.	20,500	262,805
	Aoyama Zaisan Networks Co., Ltd.	2,900	40,790
	Aozora Bank, Ltd.	39,100	1,053,583
	Apaman Co., Ltd.	3,400	25,359
	Arakawa Chemical Industries, Ltd.	8,300	114,721
	Arata Corp.	5,400	223,355
	Arcland Sakamoto Co., Ltd.	13,400	147,341
	Arcland Service Holdings Co., Ltd.	5,000	90,532
	Arcs Co., Ltd.	18,900	332,531
*	Ardepro Co., Ltd.	22,200	10,066
	Arealink Co., Ltd.	3,200	34,311
	Ariake Japan Co., Ltd.	4,300	293,897
*	Arrk Corp.	11,700	9,901
	Artnature, Inc.	11,000	78,693
	ArtSpark Holdings, Inc.	2,900	18,830
	As One Corp.	2,400	217,491
	Asahi Broadcasting Group Holdings Corp.	3,800	26,033
	Asahi Co., Ltd.	5,800	69,748
	Asahi Diamond Industrial Co., Ltd.	26,700	146,033
	Asahi Group Holdings, Ltd.	33,300	1,543,722
	Asahi Holdings, Inc.	19,700	494,658
	Asahi Intecc Co., Ltd.	28,200	776,985
	Asahi Kasei Corp.	342,000	3,498,095
	Asahi Kogyosha Co., Ltd.	1,900	58,981
	Asahi Net, Inc.	4,300	27,419

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Yukizai Corp.	6,900	$106,575
	Asante, Inc.	2,700	48,990
	Asanuma Corp.	3,600	154,505
	Asax Co., Ltd.	300	1,964
	Ashimori Industry Co., Ltd.	3,300	41,029
	Asia Pile Holdings Corp.	11,800	59,030
	Asics Corp.	24,700	360,851
	ASKA Pharmaceutical Co., Ltd.	17,000	191,142
	ASKUL Corp.	4,600	150,233
	Astellas Pharma, Inc.	154,400	2,728,267
	Asti Corp.	800	13,831
	Asukanet Co., Ltd.	3,100	40,754
	Ateam, Inc.	3,800	32,226
	Atom Corp.	34,300	321,346
*	Atrae, Inc.	2,100	69,502
	Autobacs Seven Co., Ltd.	20,100	292,900
	Avant Corp.	6,000	55,294
	Avantia Co., Ltd.	4,800	44,009
	Avex, Inc.	19,000	211,181
	Awa Bank, Ltd. (The)	17,500	384,833
	Axial Retailing, Inc.	9,600	323,094
	Azbil Corp.	22,800	614,841
	Bandai Namco Holdings, Inc.	20,900	1,214,467
	Bando Chemical Industries, Ltd.	15,300	113,939
	Bank of Iwate, Ltd. (The)	7,000	170,049
	Bank of Kochi, Ltd. (The)	2,800	21,153
	Bank of Kyoto, Ltd. (The)	17,700	707,393
	Bank of Nagoya, Ltd. (The)	5,900	171,714
	Bank of Okinawa, Ltd. (The)	10,080	320,879
	Bank of Saga, Ltd. (The)	12,101	171,406
	Bank of the Ryukyus, Ltd.	20,200	193,949
	Baroque Japan, Ltd.	8,400	80,630
	BayCurrent Consulting, Inc.	11,300	788,983
	Beauty Garage, Inc.	1,200	24,161
	Belc Co., Ltd.	6,000	320,021
	Bell System24 Holdings, Inc.	16,300	228,527
	Belluna Co., Ltd.	24,300	138,070
	Benefit One, Inc.	20,200	353,129
	Benesse Holdings, Inc.	6,800	186,795
	BeNEXT Group, Inc.	9,400	96,158
*	Bengo4.com, Inc.	2,400	101,738
	Bic Camera, Inc.	33,600	364,338
	Biofermin Pharmaceutical Co., Ltd.	1,700	37,400
	BML, Inc.	9,100	257,705
	Bookoff Group Holdings, Ltd.	3,500	31,243
	BP Castrol K.K.	3,500	45,950
	Br Holdings Corp.	6,300	27,666
	Bridgestone Corp.	92,900	3,290,426
	Broadleaf Co., Ltd.	31,200	172,433
	BRONCO BILLY Co., Ltd.	2,000	47,208
	Brother Industries, Ltd.	74,000	1,429,114
	Bunka Shutter Co., Ltd.	25,000	199,848
	Business Brain Showa-Ota, Inc.	700	15,791
	C Uyemura & Co., Ltd.	1,200	83,638
	Calbee, Inc.	7,900	258,334
	Can Do Co., Ltd.	5,100	75,833
	Canon Electronics, Inc.	9,800	186,009
	Canon Marketing Japan, Inc.	16,100	383,742
	Canon, Inc.	46,100	1,208,940

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Capcom Co., Ltd.	27,600	$780,922
Career Design Center Co., Ltd.	1,300	15,518
Carlit Holdings Co., Ltd.	8,000	41,773
Casio Computer Co., Ltd.	47,600	882,284
Cawachi, Ltd.	7,600	148,156
CDS Co., Ltd.	1,300	17,418
Central Glass Co., Ltd.	20,300	441,118
Central Japan Railway Co.	7,000	1,373,971
Central Security Patrols Co., Ltd.	1,900	103,749
Central Sports Co., Ltd.	3,500	98,513
Charm Care Corp. KK	1,400	11,212
Chiba Bank, Ltd. (The)	99,100	537,377
Chiba Kogyo Bank, Ltd. (The)	29,200	93,418
Chikaranomoto Holdings Co., Ltd.	1,400	12,747
Chilled & Frozen Logistics Holdings Co., Ltd., Class H	7,800	91,899
CHIMNEY Co., Ltd.	1,100	23,422
Chino Corp.	2,200	28,680
Chiyoda Co., Ltd.	6,800	91,375
Chodai Co., Ltd.	3,100	34,758
Chori Co., Ltd.	4,400	86,287
Chubu Electric Power Co., Inc.	35,600	483,472
Chubu Shiryo Co., Ltd.	10,400	160,779
Chuetsu Pulp & Paper Co., Ltd.	16,100	227,050
Chugai Pharmaceutical Co., Ltd.	1,500	153,643
Chugai Ro Co., Ltd.	2,700	42,465
Chugoku Bank, Ltd. (The)	51,700	490,080
Chugoku Electric Power Co., Inc. (The)	39,000	514,730
Chugoku Marine Paints, Ltd.	21,600	200,752
Chukyo Bank, Ltd. (The)	5,800	118,562
CI Takiron Corp.	19,000	119,398
Citizen Watch Co., Ltd.	145,200	701,959
CKD Corp.	13,000	205,726
CK-San-Etsu Co., Ltd.	800	24,207
Cleanup Corp.	9,900	60,981
CMIC Holdings Co., Ltd.	7,700	121,107
CMK Corp.	26,100	123,132
Coca-Cola Bottlers Japan Holdings, Inc.	15,613	410,961
cocokara fine, Inc.	5,900	363,317
Coco's Japan Co., Ltd.	1,100	15,594
Colowide Co., Ltd.	23,500	476,495
Computer Engineering & Consulting, Ltd.	12,800	239,565
COMSYS Holdings Corp.	21,000	607,507
Comture Corp.	8,200	159,410
Concordia Financial Group, Ltd.	189,424	714,049
CONEXIO Corp.	12,800	186,565
Core Corp.	1,100	13,971
Cosel Co., Ltd.	8,500	87,726
Cosmo Energy Holdings Co., Ltd.	35,400	682,812
Cosmos Initia Co., Ltd.	2,200	15,416
Cosmos Pharmaceutical Corp.	3,000	658,861
CRE, Inc.	2,700	28,394
Create Medic Co., Ltd.	2,900	28,710
Create Restaurants Holdings, Inc.	15,700	327,170
Create SD Holdings Co., Ltd.	13,600	338,309
Credit Saison Co., Ltd.	52,100	835,736
Creek & River Co., Ltd.	3,500	32,705
Cresco, Ltd.	4,000	67,851
CTI Engineering Co., Ltd.	5,800	128,060
CTS Co., Ltd.	9,600	60,997

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cube System, Inc.	1,400	$9,758
	CyberAgent, Inc.	16,200	645,558
	Cybernet Systems Co., Ltd.	2,100	16,897
	Cybozu, Inc.	5,400	94,380
	Dai Nippon Printing Co., Ltd.	36,600	1,009,228
	Dai Nippon Toryo Co., Ltd.	11,300	115,896
	Daibiru Corp.	10,500	129,248
	Daicel Corp.	125,800	1,190,860
	Dai-Dan Co., Ltd.	6,400	155,156
	Daido Kogyo Co., Ltd.	3,211	23,103
	Daido Metal Co., Ltd.	20,900	129,359
	Daido Steel Co., Ltd.	14,800	565,955
	Daifuku Co., Ltd.	22,700	1,366,787
	Daihatsu Diesel Manufacturing Co., Ltd.	7,200	42,152
	Daihen Corp.	8,800	274,666
	Daiho Corp.	8,800	218,641
	Dai-Ichi Cutter Kogyo K.K.	1,000	16,127
	Daiichi Jitsugyo Co., Ltd.	4,000	127,220
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	11,600	97,763
	Dai-ichi Life Holdings, Inc.	106,200	1,576,134
	Daiichi Sankyo Co., Ltd.	6,200	418,978
	Dai-ichi Seiko Co., Ltd.	3,500	76,953
	Daiichikosho Co., Ltd.	13,300	646,080
	Daiken Corp.	6,500	111,074
	Daiken Medical Co., Ltd.	4,400	28,914
	Daiki Aluminium Industry Co., Ltd.	14,600	91,072
	Daiki Axis Co., Ltd.	1,200	9,376
	Daikin Industries, Ltd.	11,700	1,648,616
	Daikoku Denki Co., Ltd.	5,500	80,832
	Daikokutenbussan Co., Ltd.	4,100	133,866
	Daikyonishikawa Corp.	28,300	193,175
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,200	164,665
	Daio Paper Corp.	35,900	471,283
	Daiohs Corp.	2,300	28,489
	Daiseki Co., Ltd.	11,600	311,522
	Daiseki Eco. Solution Co., Ltd.	3,240	31,751
	Daishi Hokuetsu Financial Group, Inc.	17,350	427,220
	Daishinku Corp.	2,900	45,768
	Daisue Construction Co., Ltd.	3,600	32,113
	Daito Bank, Ltd. (The)	4,200	24,036
	Daito Pharmaceutical Co., Ltd.	6,880	221,493
	Daito Trust Construction Co., Ltd.	12,300	1,448,898
	Daitron Co., Ltd.	3,600	55,671
	Daiwa House Industry Co., Ltd.	109,400	3,444,175
	Daiwa Securities Group, Inc.	279,300	1,412,496
	Daiwabo Holdings Co., Ltd.	11,100	617,959
	DCM Holdings Co., Ltd.	50,100	478,747
	DD Holdings Co., Ltd.	5,600	84,175
*	DDS, Inc.	9,300	26,608
	Dear Life Co., Ltd.	11,100	59,211
	Delica Foods Holdings Co., Ltd.	2,600	16,916
	Demae-Can Co., Ltd.	8,400	78,641
	Denka Co., Ltd.	42,500	1,148,117
	Denso Corp.	25,900	1,062,474
	Dentsu Group, Inc.	28,300	937,834
	Descente, Ltd.	5,800	94,220
	Dexerials Corp.	37,800	321,548
	DIC Corp.	40,900	1,072,185
	Digital Arts, Inc.	4,400	204,140

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Garage, Inc.	5,400	$196,913
	Digital Hearts Holdings Co., Ltd.	5,100	42,489
	Digital Information Technologies Corp.	3,200	49,114
	Dip Corp.	12,300	391,550
	Disco Corp.	3,300	760,132
	DKK-Toa Corp.	1,800	15,707
	DKS Co., Ltd.	5,000	217,690
	DMG Mori Co., Ltd.	42,900	590,962
	Doshisha Co., Ltd.	11,900	183,306
	Double Standard, Inc.	1,000	38,272
	Doutor Nichires Holdings Co., Ltd.	11,600	219,240
	Dowa Holdings Co., Ltd.	27,900	1,003,587
*	Drecom Co., Ltd.	2,400	16,314
	DTS Corp.	18,800	435,710
	Dvx, Inc.	2,900	23,402
	DyDo Group Holdings, Inc.	4,700	176,772
	Dynic Corp.	2,100	14,992
	Eagle Industry Co., Ltd.	14,900	132,505
	Earth Corp.	2,100	112,213
	East Japan Railway Co.	14,400	1,267,942
	Ebara Corp.	35,400	976,403
	Ebara Foods Industry, Inc.	2,400	48,173
	Ebara Jitsugyo Co., Ltd.	2,200	44,978
	Ebase Co., Ltd.	3,600	47,333
*	eBook Initiative Japan Co., Ltd.	1,200	19,126
	Eco's Co., Ltd.	4,300	66,334
	EDION Corp.	39,200	405,246
	EF-ON, Inc.	10,080	69,879
	eGuarantee, Inc.	9,100	110,000
	E-Guardian, Inc.	2,900	46,972
	Ehime Bank, Ltd. (The)	15,400	158,074
	Eidai Co., Ltd.	16,800	53,210
	Eiken Chemical Co., Ltd.	12,400	246,358
	Eisai Co., Ltd.	5,400	406,953
	Eizo Corp.	6,600	215,444
	Elan Corp.	4,900	75,537
	Elecom Co., Ltd.	7,400	298,351
	Electric Power Development Co., Ltd.	8,500	191,686
	Elematec Corp.	9,104	102,293
	EM Systems Co., Ltd.	17,800	147,851
	Endo Lighting Corp.	10,900	69,517
	Enigmo, Inc.	8,600	68,701
	en-japan, Inc.	12,600	500,592
	Enomoto Co., Ltd.	2,700	29,583
	Enplas Corp.	2,300	61,747
	Enshu, Ltd.	1,800	20,474
	EPCO Co., Ltd.	800	9,606
	EPS Holdings, Inc.	15,900	189,370
	eRex Co., Ltd.	10,600	160,902
	ES-Con Japan, Ltd.	23,400	200,518
	ESCRIT, Inc.	4,700	33,030
	Escrow Agent Japan, Inc.	6,800	13,136
	Eslead Corp.	3,600	66,134
	ESPEC Corp.	4,400	89,082
	Excel Co., Ltd.	3,500	51,243
	Exedy Corp.	15,500	320,752
	Ezaki Glico Co., Ltd.	4,400	187,751
	F@N Communications, Inc.	20,800	84,374
	FALCO HOLDINGS Co., Ltd.	4,600	87,227

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FamilyMart Co., Ltd.	11,980	$262,005
	Fancl Corp.	14,300	373,308
	FANUC Corp.	2,700	491,751
	Fast Retailing Co., Ltd.	5,900	3,173,468
	FCC Co., Ltd.	24,400	493,273
*	FDK Corp.	5,200	43,217
	Feed One Co., Ltd.	44,980	74,013
	Ferrotec Holdings Corp.	22,300	163,764
*	FFRI, Inc.	1,000	24,177
	FIDEA Holdings Co., Ltd.	76,000	84,500
	Fields Corp.	7,100	36,204
	Financial Products Group Co., Ltd.	24,600	229,959
	FINDEX, Inc.	4,200	43,510
	First Bank of Toyama, Ltd. (The)	12,800	36,047
	First Brothers Co., Ltd.	2,700	29,875
	First Juken Co., Ltd.	3,300	37,392
	Fixstars Corp.	6,000	81,939
	FJ Next Co., Ltd.	6,300	70,264
	Focus Systems Corp.	1,500	13,220
	Forval Corp.	3,700	38,686
	Foster Electric Co., Ltd.	12,700	188,737
	FP Corp.	9,700	588,442
	France Bed Holdings Co., Ltd.	11,700	102,050
	Freebit Co., Ltd.	5,200	39,945
	Freund Corp.	2,400	16,432
	F-Tech, Inc.	6,600	45,808
	FTGroup Co., Ltd.	4,600	63,047
	Fudo Tetra Corp.	10,550	159,252
	Fuji Co., Ltd.	8,900	149,227
	Fuji Corp.	24,100	378,771
	Fuji Corp.	3,400	64,863
	Fuji Corp., Ltd.	11,200	68,749
	Fuji Die Co., Ltd.	3,700	24,785
	Fuji Electric Co., Ltd.	31,400	919,454
	Fuji Furukawa Engineering & Construction Co., Ltd.	200	3,911
	Fuji Kyuko Co., Ltd.	7,200	252,417
	Fuji Oil Co., Ltd.	31,900	65,799
	Fuji Oil Holdings, Inc.	14,000	362,857
	Fuji Pharma Co., Ltd.	6,200	78,037
	Fuji Seal International, Inc.	20,000	418,868
	Fuji Soft, Inc.	1,900	76,155
	Fujibo Holdings, Inc.	4,500	146,358
	Fujicco Co., Ltd.	9,400	165,292
	FUJIFILM Holdings Corp.	15,800	784,699
	Fujikura Composites, Inc.	10,700	42,989
	Fujikura Kasei Co., Ltd.	10,700	52,735
	Fujikura, Ltd.	162,500	595,595
	Fujimak Corp.	1,400	10,864
	Fujimori Kogyo Co., Ltd.	8,000	245,712
	Fujio Food System Co., Ltd.	3,400	54,679
	Fujisash Co., Ltd.	55,900	46,479
	Fujita Kanko, Inc.	5,000	120,892
	Fujitec Co., Ltd.	13,000	211,751
	Fujitsu Frontech, Ltd.	5,600	68,977
	Fujitsu General, Ltd.	25,200	563,383
	Fujitsu, Ltd.	23,850	2,521,724
	Fujiya Co., Ltd.	2,400	48,088
	FuKoKu Co., Ltd.	6,500	42,937
	Fukuda Corp.	2,900	128,420

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukuda Denshi Co., Ltd.	1,500	$101,734
	Fukui Bank, Ltd. (The)	8,800	132,860
	Fukui Computer Holdings, Inc.	3,600	109,614
	Fukuoka Financial Group, Inc.	58,880	1,020,352
	Fukushima Bank, Ltd. (The)	12,000	25,719
	Fukushima Galilei Co., Ltd.	6,400	229,304
	Fukuyama Transporting Co., Ltd.	9,800	325,717
	Full Speed, Inc.	1,400	6,222
	FULLCAST Holdings Co., Ltd.	6,800	143,713
	Funai Soken Holdings, Inc.	11,560	290,677
	Furukawa Battery Co., Ltd. (The)	7,400	49,913
	Furukawa Co., Ltd.	14,700	176,764
	Furukawa Electric Co., Ltd.	41,500	963,606
	Furuno Electric Co., Ltd.	9,500	93,245
	Furusato Industries, Ltd.	4,400	68,154
	Furyu Corp.	7,700	82,016
	Fuso Chemical Co., Ltd.	11,800	331,904
	Fuso Pharmaceutical Industries, Ltd.	3,000	53,287
	Futaba Industrial Co., Ltd.	36,800	221,108
	Future Corp.	15,100	261,670
	Fuyo General Lease Co., Ltd.	11,600	723,536
	G-7 Holdings, Inc.	8,000	181,131
	Gakken Holdings Co., Ltd.	1,500	99,141
	Gakkyusha Co., Ltd.	2,400	31,577
	GCA Corp.	6,600	55,792
	Gecoss Corp.	7,400	72,233
	Genki Sushi Co., Ltd.	1,800	48,202
	Genky DrugStores Co., Ltd.	6,000	108,576
	Geo Holdings Corp.	20,300	230,728
	Geostr Corp.	6,900	28,929
	Gfoot Co., Ltd.	6,100	34,792
	Giken, Ltd.	6,500	285,332
	GL Sciences, Inc.	2,400	35,039
	Global, Ltd. (The)	3,300	13,334
	GLOBERIDE, Inc.	6,200	132,557
	Glory, Ltd.	24,400	695,970
	Glosel Co., Ltd.	8,500	35,403
	GMO Cloud K.K.	1,300	29,406
	GMO Financial Holdings, Inc.	12,300	64,121
	GMO internet, Inc.	25,000	479,242
	GMO Payment Gateway, Inc.	7,600	488,705
	Godo Steel, Ltd.	5,700	147,773
	Gokurakuyu Holdings Co., Ltd.	6,900	29,245
	Goldcrest Co., Ltd.	8,910	153,165
	Goldwin, Inc.	5,600	339,793
	Golf Digest Online, Inc.	6,700	39,470
	Grandy House Corp.	7,600	34,309
	Greens Co., Ltd.	3,600	31,849
	GS Yuasa Corp.	38,600	761,598
	GSI Creos Corp.	2,900	33,423
	G-Tekt Corp.	11,000	157,961
*	GungHo Online Entertainment, Inc.	10,250	186,471
	Gunma Bank, Ltd. (The)	124,100	398,903
*	Gunosy, Inc.	3,100	34,129
	Gunze, Ltd.	7,600	303,023
	Gurunavi, Inc.	21,300	173,027
	H2O Retailing Corp.	39,625	359,189
	HABA Laboratories, Inc.	1,500	102,029
	Hachijuni Bank, Ltd. (The)	105,600	403,343

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hagihara Industries, Inc.	3,600	$52,510
	Hagiwara Electric Holdings Co., Ltd.	3,200	74,171
	Hakudo Co., Ltd.	5,000	66,835
	Hakuhodo DY Holdings, Inc.	37,500	531,339
	Hakuto Co., Ltd.	6,600	76,576
	Halows Co., Ltd.	3,100	77,529
	Hamakyorex Co., Ltd.	9,000	270,675
	Hamamatsu Photonics KK	10,100	427,041
	Handsman Co., Ltd.	1,000	12,536
	Hankyu Hanshin Holdings, Inc.	37,800	1,533,626
	Hanwa Co., Ltd.	18,100	436,505
	Happinet Corp.	8,600	103,453
	Harada Industry Co., Ltd.	4,200	37,499
	Hard Off Corp. Co., Ltd.	3,900	29,361
	Harima Chemicals Group, Inc.	6,500	68,741
	Harmonic Drive Systems, Inc.	3,100	137,939
	Haruyama Holdings, Inc.	4,000	31,652
	Haseko Corp.	132,600	1,728,831
	Havix Corp.	1,800	12,371
	Hayashikane Sangyo Co., Ltd.	3,600	22,722
	Hazama Ando Corp.	103,720	848,670
	Heiwa Corp.	22,000	454,730
	Heiwa Real Estate Co., Ltd.	14,600	430,280
	Heiwado Co., Ltd.	15,800	276,063
	Helios Techno Holding Co., Ltd.	12,400	49,109
	Hibino Corp.	2,100	45,336
	Hiday Hidaka Corp.	7,881	142,591
	Hikari Tsushin, Inc.	4,000	983,215
	Hino Motors, Ltd.	95,600	895,193
	Hinokiya Group Co., Ltd.	4,500	83,537
	Hioki EE Corp.	2,200	78,221
	Hirakawa Hewtech Corp.	5,200	66,950
*	Hiramatsu, Inc.	11,000	27,559
	Hirano Tecseed Co., Ltd.	2,100	31,650
	Hirata Corp.	4,400	254,292
	Hirose Electric Co., Ltd.	735	91,161
	Hiroshima Bank, Ltd. (The)	113,200	508,238
	Hiroshima Gas Co., Ltd.	14,400	46,820
	HIS Co., Ltd.	16,500	379,070
	Hisamitsu Pharmaceutical Co., Inc.	300	15,171
	Hitachi Capital Corp.	35,100	950,075
	Hitachi Chemical Co., Ltd.	10,700	447,936
	Hitachi Construction Machinery Co., Ltd.	30,800	825,377
	Hitachi High-Technologies Corp.	7,600	543,400
	Hitachi Metals, Ltd.	48,410	744,033
	Hitachi Transport System, Ltd.	20,000	574,157
	Hitachi Zosen Corp.	79,200	297,140
	Hitachi, Ltd.	99,800	3,801,131
	Hito Communications Holdings, Inc.	3,400	55,907
	Hochiki Corp.	8,900	123,849
	Hodogaya Chemical Co., Ltd.	2,800	94,891
	Hogy Medical Co., Ltd.	7,000	240,021
	Hokkaido Electric Power Co., Inc.	60,000	281,389
	Hokkaido Gas Co., Ltd.	4,400	65,812
	Hokkan Holdings, Ltd.	4,700	83,541
	Hokko Chemical Industry Co., Ltd.	9,200	51,919
	Hokkoku Bank, Ltd. (The)	10,800	316,163
	Hokuetsu Corp.	66,900	308,387
	Hokuetsu Industries Co., Ltd.	13,700	158,574

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokuhoku Financial Group, Inc.	57,100	$547,348
	Hokuriku Electric Industry Co., Ltd.	4,100	45,805
*	Hokuriku Electric Power Co.	54,400	404,680
	Hokuriku Electrical Construction Co., Ltd.	3,900	39,952
	Hokuto Corp.	8,300	146,952
	Honda Motor Co., Ltd., Sponsored ADR	37,467	959,155
	Honda Motor Co., Ltd.	249,900	6,391,288
	Honda Tsushin Kogyo Co., Ltd.	8,200	40,340
	H-One Co., Ltd.	10,200	66,839
	Honeys Holdings Co., Ltd.	9,100	113,913
	Honshu Chemical Industry Co., Ltd.	2,600	28,565
	Hoosiers Holdings	16,300	102,764
	Horiba, Ltd.	16,600	1,026,775
	Hoshizaki Corp.	4,100	377,167
	Hosiden Corp.	27,400	300,325
	Hosokawa Micron Corp.	4,500	206,440
	Hotland Co., Ltd.	2,900	34,159
	House Foods Group, Inc.	3,200	101,465
	Howa Machinery, Ltd.	6,400	50,382
	Hoya Corp.	38,800	3,713,370
	HUB Co., Ltd.	900	8,294
	Hulic Co., Ltd.	20,496	248,506
	Hyakugo Bank, Ltd. (The)	102,000	305,530
	Hyakujushi Bank, Ltd. (The)	12,200	219,378
	I K K, Inc.	5,400	35,850
	Ibiden Co., Ltd.	37,400	861,475
	IBJ, Inc.	8,000	91,222
	Ichibanya Co., Ltd.	3,500	182,842
	Ichigo, Inc.	129,300	485,139
	Ichiken Co., Ltd.	3,500	56,722
	Ichikoh Industries, Ltd.	24,000	149,309
	Ichinen Holdings Co., Ltd.	13,300	183,940
	Ichiyoshi Securities Co., Ltd.	23,900	132,773
	ID Holdings Corp.	3,200	43,961
	Idec Corp.	8,500	151,219
	Idemitsu Kosan Co., Ltd.	77,541	1,935,289
	IDOM, Inc.	46,100	247,033
	Ihara Science Corp.	3,600	51,309
	IHI Corp.	59,800	1,416,274
	Iida Group Holdings Co., Ltd.	26,616	448,584
	Iino Kaiun Kaisha, Ltd.	42,200	136,679
	IJTT Co., Ltd.	10,900	65,157
	Ikegami Tsushinki Co., Ltd.	3,300	35,530
	Imagica Group, Inc.	3,700	17,683
	Imasen Electric Industrial	8,200	66,516
	Imuraya Group Co., Ltd.	1,500	26,293
	Inaba Denki Sangyo Co., Ltd.	10,600	265,214
	Inaba Seisakusho Co., Ltd.	4,100	51,130
	Inabata & Co., Ltd.	22,000	294,462
	Inageya Co., Ltd.	2,600	34,813
	Ines Corp.	8,100	117,500
	I-Net Corp.	7,230	97,910
	Infocom Corp.	13,800	382,722
	Infomart Corp.	68,000	537,905
	Information Services International-Dentsu, Ltd.	5,400	225,129
	Innotech Corp.	9,600	98,531
	Inpex Corp.	105,800	987,555
	Intage Holdings, Inc.	18,500	148,992
	Intelligent Wave, Inc.	1,900	13,622

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Internet Initiative Japan, Inc.	17,300	$481,279
	Inui Global Logistics Co., Ltd.	4,700	48,745
	I-O Data Device, Inc.	4,000	38,669
	IR Japan Holdings, Ltd.	3,200	156,628
	Iriso Electronics Co., Ltd.	11,400	431,528
	I'rom Group Co., Ltd.	800	9,913
	ISB Corp.	900	15,224
	Iseki & Co., Ltd.	9,500	124,491
	Isetan Mitsukoshi Holdings, Ltd.	110,100	859,559
	Ishihara Sangyo Kaisha, Ltd.	16,100	134,959
	Ishii Iron Works Co., Ltd.	500	12,999
	Ishizuka Glass Co., Ltd.	1,100	26,198
	Isuzu Motors, Ltd.	153,200	1,500,969
	Itfor, Inc.	5,100	38,849
	Ito En, Ltd.	9,800	475,886
	ITOCHU Corp.	59,800	1,396,986
	Itochu Enex Co., Ltd.	26,300	223,056
	Itochu Techno-Solutions Corp.	17,700	521,243
	Itochu-Shokuhin Co., Ltd.	2,500	114,848
	Itoham Yonekyu Holdings, Inc.	58,268	366,311
	Itoki Corp.	18,000	78,658
*	Itokuro, Inc.	1,300	16,748
	IwaiCosmo Holdings, Inc.	10,200	121,000
	Iwaki & Co., Ltd.	15,000	72,412
	Iwaki Co., Ltd.	1,300	13,861
	Iwasaki Electric Co., Ltd.	3,700	48,007
	Iwatani Corp.	22,900	763,123
	Iyo Bank, Ltd. (The)	90,543	467,258
	Izumi Co., Ltd.	13,300	419,208
	J Front Retailing Co., Ltd.	74,100	891,931
	J Trust Co., Ltd.	31,400	118,611
	JAC Recruitment Co., Ltd.	7,200	109,949
	Jaccs Co., Ltd.	11,800	278,563
	Jalux, Inc.	3,000	64,158
	Jamco Corp.	5,300	65,523
	Janome Sewing Machine Co., Ltd.	8,100	29,879
	Japan Airlines Co., Ltd.	19,900	559,796
	Japan Airport Terminal Co., Ltd.	7,200	331,842
	Japan Asia Group, Ltd.	12,300	41,537
*	Japan Asset Marketing Co., Ltd.	40,100	36,413
	Japan Aviation Electronics Industry, Ltd.	31,000	549,535
	Japan Best Rescue System Co., Ltd.	5,100	44,940
	Japan Cash Machine Co., Ltd.	9,600	72,286
*	Japan Display, Inc.	974,700	613,213
	Japan Electronic Materials Corp.	3,000	25,123
	Japan Exchange Group, Inc.	78,700	1,410,416
	Japan Investment Adviser Co., Ltd.	3,700	57,905
	Japan Lifeline Co., Ltd.	22,600	268,871
	Japan Material Co., Ltd.	22,600	329,862
	Japan Meat Co., Ltd.	5,600	115,583
	Japan Medical Dynamic Marketing, Inc.	10,700	226,390
	Japan Oil Transportation Co., Ltd.	1,600	43,643
	Japan Post Holdings Co., Ltd.	155,100	1,410,893
	Japan Property Management Center Co., Ltd.	6,000	73,164
	Japan Pulp & Paper Co., Ltd.	5,200	192,387
	Japan Securities Finance Co., Ltd.	49,600	227,168
	Japan Steel Works, Ltd. (The)	43,600	780,457
	Japan Tobacco, Inc.	114,900	2,429,498
	Japan Transcity Corp.	16,800	73,900

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Wool Textile Co., Ltd. (The)	24,300	$231,874
	JBCC Holdings, Inc.	3,900	66,923
	JCR Pharmaceuticals Co., Ltd.	1,000	85,777
	JCU Corp.	15,700	445,427
	Jeol, Ltd.	14,500	466,774
	JFE Holdings, Inc.	102,032	1,208,251
	JFLA Holdings, Inc.	5,500	21,030
	JGC Holdings Corp.	64,700	929,488
*	JIG-SAW, Inc.	900	31,553
	Jimoto Holdings, Inc.	49,800	48,148
	JINS Holdings, Inc.	4,900	344,591
	JK Holdings Co., Ltd.	7,000	46,645
	JMS Co., Ltd.	9,200	73,983
	Joban Kosan Co., Ltd.	2,900	43,826
	J-Oil Mills, Inc.	4,900	184,243
	Joshin Denki Co., Ltd.	8,000	175,238
	JP-Holdings, Inc.	16,300	47,101
	JSB Co., Ltd.	200	9,661
	JSP Corp.	6,200	108,051
	JSR Corp.	48,200	858,491
	JTEKT Corp.	87,500	927,848
	Juki Corp.	19,400	134,115
	Juroku Bank, Ltd. (The)	14,600	301,225
	Justsystems Corp.	8,400	457,190
	JVCKenwood Corp.	82,500	187,821
	JXTG Holdings, Inc.	722,168	3,071,508
	Kadoya Sesame Mills, Inc.	600	21,279
	Kaga Electronics Co., Ltd.	8,400	173,811
	Kajima Corp.	171,300	2,173,176
	Kakaku.com, Inc.	19,300	504,201
	Kaken Pharmaceutical Co., Ltd.	15,400	812,067
	Kakiyasu Honten Co., Ltd.	2,300	68,912
	Kameda Seika Co., Ltd.	4,000	178,350
	Kamei Corp.	10,900	110,653
	Kamigumi Co., Ltd.	30,800	658,122
	Kanaden Corp.	9,000	109,274
	Kanagawa Chuo Kotsu Co., Ltd.	3,000	111,193
	Kanamic Network Co., Ltd.	7,600	53,479
	Kanamoto Co., Ltd.	17,600	433,313
	Kandenko Co., Ltd.	39,600	372,913
	Kaneka Corp.	17,800	545,731
	Kaneko Seeds Co., Ltd.	2,800	32,731
	Kanematsu Corp.	42,800	548,760
	Kanematsu Electronics, Ltd.	6,200	200,709
	Kansai Electric Power Co., Inc. (The)	48,800	547,674
	Kansai Mirai Financial Group, Inc.	37,123	214,153
	Kansai Paint Co., Ltd.	17,000	406,944
	Kansai Super Market, Ltd.	6,300	58,489
	Kanto Denka Kogyo Co., Ltd.	31,300	288,748
	Kao Corp.	48,600	3,876,197
	Kappa Create Co., Ltd.	5,800	78,590
	Kasai Kogyo Co., Ltd.	15,000	111,179
	Katakura & Co-op Agri Corp.	1,800	20,190
	Kato Sangyo Co., Ltd.	5,700	176,784
	Kato Works Co., Ltd.	4,700	69,990
	KAWADA TECHNOLOGIES, Inc.	1,900	110,558
	Kawagishi Bridge Works Co., Ltd.	800	18,762
	Kawai Musical Instruments Manufacturing Co., Ltd.	3,000	95,143
	Kawasaki Heavy Industries, Ltd.	64,600	1,273,573

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Kawasaki Kisen Kaisha, Ltd.	36,700	$483,925
	Kawata Manufacturing Co., Ltd.	1,100	9,987
	KDDI Corp.	191,100	5,774,861
	KeePer Technical Laboratory Co., Ltd.	3,300	38,193
	Keihan Holdings Co., Ltd.	31,200	1,410,896
	Keihanshin Building Co., Ltd.	12,700	171,130
	Keihin Co., Ltd.	2,900	34,518
	Keihin Corp.	26,000	607,762
	Keikyu Corp.	19,600	360,795
	Keio Corp.	7,000	400,400
	Keisei Electric Railway Co., Ltd.	9,500	343,682
	Keiyo Bank, Ltd. (The)	50,100	264,798
	Keiyo Co., Ltd.	16,200	79,863
	KEL Corp.	1,500	12,461
	Kenedix, Inc.	83,800	421,535
	Kenko Mayonnaise Co., Ltd.	6,200	138,940
	Kewpie Corp.	28,700	598,550
	Key Coffee, Inc.	2,400	49,729
	Keyence Corp.	8,008	2,691,944
	KFC Holdings Japan, Ltd.	6,000	164,943
	KFC, Ltd.	600	11,401
	KH Neochem Co., Ltd.	13,100	281,941
	Kikkoman Corp.	3,900	188,985
	Kimura Chemical Plants Co., Ltd.	2,900	16,264
	Kimura Unity Co., Ltd.	2,800	29,039
	King Jim Co., Ltd.	1,800	14,971
*	Kinki Sharyo Co., Ltd. (The)	2,500	37,220
	Kintetsu Department Store Co., Ltd.	2,100	68,719
	Kintetsu Group Holdings Co., Ltd.	15,800	832,711
	Kintetsu World Express, Inc.	22,600	360,403
	Kirin Holdings Co., Ltd.	83,740	1,839,141
	Kirindo Holdings Co., Ltd.	4,400	68,683
	Ki-Star Real Estate Co., Ltd.	5,200	88,713
	Kitagawa Corp.	4,400	87,807
	Kita-Nippon Bank, Ltd. (The)	3,700	72,219
	Kitano Construction Corp.	1,800	41,359
	Kitanotatsujin Corp.	22,800	127,758
	Kito Corp.	13,800	208,491
	Kitz Corp.	36,000	249,058
	Kiyo Bank, Ltd. (The)	29,200	417,183
*	KLab, Inc.	15,600	111,232
*	KNT-CT Holdings Co., Ltd.	1,500	18,025
	Koa Corp.	8,900	94,072
	Koatsu Gas Kogyo Co., Ltd.	13,700	100,115
	Kobayashi Pharmaceutical Co., Ltd.	5,200	418,698
	Kobe Bussan Co., Ltd.	20,000	765,579
*	Kobe Electric Railway Co., Ltd.	2,600	94,763
	Kobe Steel, Ltd.	190,700	870,832
	Kobelco Eco-Solutions Co., Ltd.	1,200	23,752
	Koei Tecmo Holdings Co., Ltd.	2,500	65,638
	Kohnan Shoji Co., Ltd.	13,500	294,370
	Kohsoku Corp.	5,100	56,540
	Koito Manufacturing Co., Ltd.	19,000	824,532
	Kojima Co., Ltd.	9,200	44,269
	Kokusai Co., Ltd.	3,100	21,192
	Kokuyo Co., Ltd.	39,400	582,364
	KOMAIHALTEC, Inc.	1,200	20,397
	Komatsu Matere Co., Ltd.	12,800	87,291
	Komatsu Wall Industry Co., Ltd.	3,200	62,725

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Komatsu, Ltd.	154,500	$3,416,152
	KOMEDA Holdings Co., Ltd.	18,300	365,420
	Komehyo Co., Ltd.	3,600	34,063
	Komeri Co., Ltd.	15,100	325,466
	Konaka Co., Ltd.	21,200	79,086
	Konami Holdings Corp.	14,600	565,421
	Kondotec, Inc.	5,800	59,536
	Konica Minolta, Inc.	161,100	983,373
	Konishi Co., Ltd.	14,000	196,156
	Konoike Transport Co., Ltd.	12,500	176,503
	Konoshima Chemical Co., Ltd.	4,600	42,532
*	Kosaido Co., Ltd.	5,600	45,885
	Kose Corp.	5,500	708,186
	Kosei Securities Co., Ltd. (The)	2,500	13,562
	Koshidaka Holdings Co., Ltd.	16,100	227,251
	Kotobuki Spirits Co., Ltd.	7,700	508,409
	Kourakuen Holdings Corp.	3,500	59,653
	Krosaki Harima Corp.	2,900	172,025
	KRS Corp.	3,200	57,689
	K's Holdings Corp.	71,020	862,379
	KU Holdings Co., Ltd.	4,600	37,676
	Kubota Corp., Sponsored ADR	371	29,162
	Kubota Corp.	41,700	653,005
	Kumagai Gumi Co., Ltd.	17,700	505,264
	Kumiai Chemical Industry Co., Ltd.	28,170	216,083
	Kura Sushi, Inc.	4,200	211,116
	Kurabo Industries, Ltd.	7,600	161,883
	Kuraray Co., Ltd.	112,500	1,352,304
	Kureha Corp.	8,900	499,214
	Kurimoto, Ltd.	4,300	82,665
	Kurita Water Industries, Ltd.	22,500	657,977
	Kuriyama Holdings Corp.	8,400	54,657
	Kushikatsu Tanaka Holdings Co.	1,200	24,846
	Kusuri no Aoki Holdings Co., Ltd.	4,700	282,992
*	KYB Corp.	9,800	263,652
	Kyoden Co., Ltd.	11,300	35,933
	Kyodo Printing Co., Ltd.	3,600	97,890
	Kyoei Steel, Ltd.	9,400	164,872
	Kyokuto Boeki Kaisha, Ltd.	2,700	49,958
	Kyokuto Kaihatsu Kogyo Co., Ltd.	13,500	174,457
	Kyokuto Securities Co., Ltd.	11,900	81,065
	Kyokuyo Co., Ltd.	4,000	103,741
	KYORIN Holdings, Inc.	19,900	357,286
	Kyoritsu Maintenance Co., Ltd.	13,920	557,035
	Kyoritsu Printing Co., Ltd.	13,500	20,572
	Kyosan Electric Manufacturing Co., Ltd.	20,600	104,566
	Kyowa Electronic Instruments Co., Ltd.	7,400	28,587
	Kyowa Exeo Corp.	31,274	780,717
	Kyowa Kirin Co., Ltd.	3,600	84,633
	Kyowa Leather Cloth Co., Ltd.	5,300	37,979
	Kyudenko Corp.	15,800	455,996
	Kyushu Electric Power Co., Inc.	35,700	293,982
	Kyushu Financial Group, Inc.	124,750	520,864
	Kyushu Railway Co.	13,200	431,895
	LAC Co., Ltd.	4,700	46,485
	Lacto Japan Co., Ltd.	3,200	117,827
	Land Business Co., Ltd.	1,800	12,756
*	Laox Co., Ltd.	5,400	12,269
	Lasertec Corp.	30,000	1,468,686

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lawson, Inc.	8,200	$474,601
	LEC, Inc.	12,400	137,284
	Lecip Holdings Corp.	1,500	8,912
*	Leopalace21 Corp.	85,800	246,560
	Life Corp.	10,600	252,607
	LIFULL Co., Ltd.	15,600	80,095
	Like Co., Ltd.	2,500	36,690
*	LINE Corp.	1,000	49,276
	Linical Co., Ltd.	5,500	53,989
	Link And Motivation, Inc.	11,500	54,956
	Lintec Corp.	20,300	438,816
	Lion Corp.	36,000	683,881
*	Litalico, Inc.	2,500	62,161
	LIXIL Group Corp.	47,800	794,790
	LIXIL VIVA Corp.	9,800	200,489
	Lonseal Corp.	400	7,695
	Look Holdings, Inc.	3,000	28,782
*	M&A Capital Partners Co., Ltd.	5,200	161,993
	M3, Inc.	44,900	1,306,826
	Mabuchi Motor Co., Ltd.	9,800	357,084
	Macnica Fuji Electronics Holdings, Inc.	25,350	378,560
	Macromill, Inc.	22,300	204,119
	Maeda Corp.	62,000	591,808
	Maeda Kosen Co., Ltd.	12,000	229,576
#	Maeda Road Construction Co., Ltd.	22,000	743,599
	Maezawa Industries, Inc.	5,000	17,592
	Makino Milling Machine Co., Ltd.	11,300	422,695
	Makita Corp.	11,200	428,395
	Mamezou Holdings Co., Ltd.	9,500	146,418
	Mani, Inc.	16,800	421,668
	MarkLines Co., Ltd.	3,500	62,775
	Marubeni Corp.	146,100	1,049,818
	Marubun Corp.	8,900	49,140
	Marudai Food Co., Ltd.	10,600	205,126
	Marufuji Sheet Piling Co., Ltd.	300	6,215
	Maruha Nichiro Corp.	25,800	616,997
	Marui Group Co., Ltd.	20,300	469,497
	Maruka Corp.	3,000	56,011
	Marusan Securities Co., Ltd.	23,100	109,916
	Maruwa Co., Ltd.	6,000	436,017
	Maruwa Unyu Kikan Co., Ltd.	10,400	213,865
	Maruyama Manufacturing Co., Inc.	1,400	19,007
	Maruzen CHI Holdings Co., Ltd.	6,600	21,875
	Maruzen Showa Unyu Co., Ltd.	5,300	141,454
	Marvelous, Inc.	14,400	91,477
	Matching Service Japan Co., Ltd.	1,600	20,026
	Matsuda Sangyo Co., Ltd.	6,500	92,238
	Matsumotokiyoshi Holdings Co., Ltd.	21,100	843,714
	Matsuyafoods Holdings Co., Ltd.	4,400	190,416
	Maxell Holdings, Ltd.	24,600	322,926
	Maxvalu Tokai Co., Ltd.	3,300	70,209
	Mazda Motor Corp.	134,900	1,132,323
	McDonald's Holdings Co. Japan, Ltd.	1,300	61,791
	MCJ Co., Ltd.	40,300	276,375
	Mebuki Financial Group, Inc.	297,880	660,126
	MEC Co., Ltd.	6,900	95,913
	Media Do Holdings Co., Ltd.	2,500	72,299
*	Medical Data Vision Co., Ltd.	6,700	49,348
	Medical System Network Co., Ltd.	16,100	76,922

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Medipal Holdings Corp.	16,300	$345,397
	Medius Holdings Co., Ltd.	4,900	38,577
	Megachips Corp.	9,800	152,529
	Megmilk Snow Brand Co., Ltd.	22,000	514,501
	Meidensha Corp.	20,400	378,731
	Meiji Electric Industries Co., Ltd.	2,100	29,028
	MEIJI Holdings Co., Ltd.	14,274	1,004,516
	Meiji Shipping Co., Ltd.	7,600	27,862
	Meiko Electronics Co., Ltd.	15,900	253,586
	Meiko Network Japan Co., Ltd.	4,900	42,890
	Meisei Industrial Co., Ltd.	16,800	131,971
	Meitec Corp.	10,600	602,564
	Meiwa Corp.	10,000	54,277
	Meiwa Estate Co., Ltd.	4,600	25,956
	Members Co., Ltd.	600	10,252
	Menicon Co., Ltd.	14,300	640,442
	Mercuria Investment Co., Ltd.	3,900	25,807
	Mesco, Inc.	1,800	16,523
*	Metaps, Inc.	1,100	9,278
	METAWATER Co., Ltd.	4,700	180,843
	Michinoku Bank, Ltd. (The)	9,200	116,806
	Micronics Japan Co., Ltd.	9,500	109,529
	Mie Kotsu Group Holdings, Inc.	30,000	162,855
	Mikuni Corp.	11,600	34,847
	Milbon Co., Ltd.	6,992	391,274
	Mimaki Engineering Co., Ltd.	8,800	40,234
	Mimasu Semiconductor Industry Co., Ltd.	11,000	232,077
	Minebea Mitsumi, Inc.	115,375	2,241,274
	Ministop Co., Ltd.	11,000	155,266
	Miraca Holdings, Inc.	28,200	741,183
	Mirait Holdings Corp.	30,590	456,833
	Miroku Jyoho Service Co., Ltd.	6,800	187,700
	MISUMI Group, Inc.	19,500	483,859
	Mitachi Co., Ltd.	1,300	8,607
	Mitani Corp.	3,700	206,226
	Mitani Sangyo Co., Ltd.	12,500	40,863
	Mitani Sekisan Co., Ltd.	1,200	42,453
	Mito Securities Co., Ltd.	29,500	60,636
	Mitsuba Corp.	35,400	207,661
	Mitsubishi Chemical Holdings Corp.	434,200	3,137,951
	Mitsubishi Corp.	117,500	3,012,185
	Mitsubishi Electric Corp.	167,800	2,326,572
	Mitsubishi Estate Co., Ltd.	52,600	1,030,143
	Mitsubishi Gas Chemical Co., Inc.	52,200	790,305
	Mitsubishi Heavy Industries, Ltd.	39,850	1,453,623
	Mitsubishi Kakoki Kaisha, Ltd.	3,500	58,832
	Mitsubishi Logisnext Co., Ltd.	17,600	265,081
	Mitsubishi Logistics Corp.	19,300	488,978
	Mitsubishi Materials Corp.	44,800	1,126,751
	Mitsubishi Motors Corp.	121,200	451,559
	Mitsubishi Paper Mills, Ltd.	14,500	60,212
	Mitsubishi Pencil Co., Ltd.	4,900	71,631
	Mitsubishi Research Institute, Inc.	3,000	117,726
	Mitsubishi Shokuhin Co., Ltd.	7,400	213,707
	Mitsubishi Steel Manufacturing Co., Ltd.	5,200	47,349
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	372,645	1,915,395
	Mitsubishi UFJ Financial Group, Inc.	776,200	3,985,489
	Mitsubishi UFJ Lease & Finance Co., Ltd.	184,600	1,156,261
	Mitsuboshi Belting, Ltd.	9,000	153,552

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui Chemicals, Inc.	64,700	$1,420,892
*	Mitsui E&S Holdings Co., Ltd.	37,200	310,665
	Mitsui Fudosan Co., Ltd.	39,800	1,054,123
	Mitsui High-Tec, Inc.	8,800	131,031
	Mitsui Matsushima Holdings Co., Ltd.	5,600	58,860
	Mitsui Mining & Smelting Co., Ltd.	36,800	867,145
	Mitsui OSK Lines, Ltd.	38,782	932,508
	Mitsui Sugar Co., Ltd.	8,400	164,573
	Mitsui-Soko Holdings Co., Ltd.	13,100	214,043
	Miura Co., Ltd.	3,200	110,842
	Mixi, Inc.	25,800	453,651
	Miyaji Engineering Group, Inc.	3,100	56,174
	Miyazaki Bank, Ltd. (The)	7,400	165,774
	Miyoshi Oil & Fat Co., Ltd.	3,300	35,664
	Mizuho Financial Group, Inc.	2,388,955	3,542,654
	Mizuho Leasing Co., Ltd.	16,100	479,974
	Mizuno Corp.	8,500	204,900
*	Mobile Factory, Inc.	2,000	28,750
	Mochida Pharmaceutical Co., Ltd.	3,800	142,252
	Modec, Inc.	6,600	145,593
	Molitec Steel Co., Ltd.	2,700	8,806
	Monex Group, Inc.	79,000	187,932
	Monogatari Corp. (The)	2,400	192,741
	MonotaRO Co., Ltd.	24,800	594,896
	MORESCO Corp.	5,600	72,189
	Morinaga & Co., Ltd.	9,800	470,439
	Morinaga Milk Industry Co., Ltd.	21,700	829,812
	Morita Holdings Corp.	11,100	174,388
	Morito Co., Ltd.	7,000	50,587
	Morningstar Japan KK	3,000	11,055
	Morozoff, Ltd.	900	41,963
	Mory Industries, Inc.	2,300	54,635
	MRK Holdings, Inc.	8,300	17,678
	MrMax Holdings, Ltd.	10,700	45,407
	MS&AD Insurance Group Holdings, Inc.	46,813	1,554,785
	MTI, Ltd.	18,200	114,617
	Mugen Estate Co., Ltd.	8,500	54,207
	Murata Manufacturing Co., Ltd.	57,339	3,246,236
	Musashi Seimitsu Industry Co., Ltd.	34,100	398,311
	Musashino Bank, Ltd. (The)	13,800	216,342
	N Field Co., Ltd.	3,400	18,708
	Nabtesco Corp.	22,900	656,193
	NAC Co., Ltd.	8,800	90,715
	Nachi-Fujikoshi Corp.	10,700	393,055
	Nadex Co., Ltd.	1,800	14,966
	Nafco Co., Ltd.	2,600	33,437
	Nagano Bank, Ltd. (The)	3,600	50,396
	Nagano Keiki Co., Ltd.	3,700	30,592
	Nagase & Co., Ltd.	38,100	524,166
	Nagatanien Holdings Co., Ltd.	4,100	81,020
	Nagawa Co., Ltd.	1,800	113,120
	Nagoya Railroad Co., Ltd.	24,400	715,854
	Naigai Trans Line, Ltd.	1,700	19,710
	Nakabayashi Co., Ltd.	9,900	56,258
	Nakamuraya Co., Ltd.	1,192	44,310
	Nakanishi, Inc.	10,100	180,167
	Nakano Corp.	8,000	35,596
	Nakayama Steel Works, Ltd.	9,500	42,746
	Nakayamafuku Co., Ltd.	2,200	10,826

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nankai Electric Railway Co., Ltd.	20,800	$536,888
	Nanto Bank, Ltd. (The)	15,900	376,372
	Narasaki Sangyo Co., Ltd.	1,200	22,589
	Natori Co., Ltd.	2,300	35,425
	NEC Capital Solutions, Ltd.	5,500	125,032
	NEC Corp.	40,900	1,820,596
	NEC Networks & System Integration Corp.	6,400	239,209
	NET One Systems Co., Ltd.	30,700	506,171
	Neturen Co., Ltd.	14,800	114,240
*	New Japan Chemical Co., Ltd.	8,500	15,361
*	Nexon Co., Ltd.	26,100	353,471
	Nextage Co., Ltd.	10,700	100,838
	Nexyz Group Corp.	1,800	27,895
	NF Corp.	1,100	24,385
	NFC Holdings, Inc.	600	11,245
	NGK Insulators, Ltd.	55,900	937,257
	NGK Spark Plug Co., Ltd.	48,200	846,941
	NH Foods, Ltd.	10,000	438,971
	NHK Spring Co., Ltd.	127,600	1,027,370
	Nicca Chemical Co., Ltd.	1,000	8,056
*	Nice Holdings, Inc.	2,400	27,986
	Nichias Corp.	38,800	924,818
	Nichiban Co., Ltd.	2,500	39,366
	Nichicon Corp.	25,200	227,680
	Nichiden Corp.	6,400	119,677
	Nichiha Corp.	16,100	386,978
	NichiiGakkan Co., Ltd.	27,000	372,663
	Nichi-iko Pharmaceutical Co., Ltd.	26,000	305,618
	Nichimo Co., Ltd.	700	12,500
	Nichirei Corp.	48,500	1,172,454
	Nichirin Co., Ltd.	5,330	94,851
	Nidec Corp.	7,018	882,709
	Nidec Corp., Sponsored ADR	8,634	274,043
	Nifco, Inc.	28,400	744,232
	Nihon Chouzai Co., Ltd.	5,060	177,978
*	Nihon Dempa Kogyo Co., Ltd.	29,100	129,972
	Nihon Denkei Co., Ltd.	2,400	28,028
	Nihon Flush Co., Ltd.	2,300	56,065
	Nihon House Holdings Co., Ltd.	21,800	92,597
	Nihon Kohden Corp.	14,100	413,249
	Nihon M&A Center, Inc.	24,400	698,021
	Nihon Nohyaku Co., Ltd.	18,500	94,256
	Nihon Parkerizing Co., Ltd.	22,200	230,247
	Nihon Plast Co., Ltd.	7,300	44,735
	Nihon Tokushu Toryo Co., Ltd.	5,200	61,361
	Nihon Unisys, Ltd.	38,200	1,164,898
	Nihon Yamamura Glass Co., Ltd.	3,300	36,702
	Nikkato Corp.	3,000	19,118
	Nikkiso Co., Ltd.	25,800	320,694
	Nikkon Holdings Co., Ltd.	23,900	551,433
	Nikon Corp.	41,900	505,942
	Nintendo Co., Ltd.	1,700	625,355
	Nippi, Inc.	1,200	46,207
	Nippo Corp.	23,000	564,291
	Nippon Air Conditioning Services Co., Ltd.	7,000	50,252
	Nippon Aqua Co., Ltd.	4,000	21,344
	Nippon Carbide Industries Co., Inc.	3,200	39,749
	Nippon Carbon Co., Ltd.	5,900	200,485
	Nippon Chemical Industrial Co., Ltd.	3,000	87,276

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Chemi-Con Corp.	8,000	$120,917
	Nippon Chemiphar Co., Ltd.	1,700	46,528
	Nippon Coke & Engineering Co., Ltd.	81,900	59,156
	Nippon Commercial Development Co., Ltd.	5,300	82,339
	Nippon Concept Corp.	2,900	40,843
	Nippon Concrete Industries Co., Ltd.	25,800	65,129
*	Nippon Denko Co., Ltd.	52,200	76,465
	Nippon Densetsu Kogyo Co., Ltd.	15,800	334,001
	Nippon Dry-Chemical Co., Ltd.	1,400	21,803
	Nippon Electric Glass Co., Ltd.	35,600	687,723
	Nippon Express Co., Ltd.	22,800	1,188,086
	Nippon Filcon Co., Ltd.	7,300	35,641
	Nippon Flour Mills Co., Ltd.	22,600	340,907
	Nippon Gas Co., Ltd.	21,300	673,559
	Nippon Kayaku Co., Ltd.	49,200	576,928
	Nippon Kinzoku Co., Ltd.	2,600	19,755
	Nippon Kodoshi Corp.	3,900	46,931
	Nippon Koei Co., Ltd.	6,300	207,455
	Nippon Koshuha Steel Co., Ltd.	4,600	18,107
	Nippon Light Metal Holdings Co., Ltd.	359,000	684,988
	Nippon Paint Holdings Co., Ltd.	6,300	301,148
	Nippon Paper Industries Co., Ltd.	44,100	717,679
	Nippon Parking Development Co., Ltd., Class C	73,000	96,066
	Nippon Pillar Packing Co., Ltd.	10,000	132,950
	Nippon Piston Ring Co., Ltd.	3,700	49,539
	Nippon Road Co., Ltd. (The)	3,100	210,346
	Nippon Seisen Co., Ltd.	1,200	40,701
*	Nippon Sharyo, Ltd.	4,700	127,955
	Nippon Sheet Glass Co., Ltd.	68,800	371,345
	Nippon Shokubai Co., Ltd.	8,100	474,912
	Nippon Signal Co., Ltd.	11,700	147,539
	Nippon Soda Co., Ltd.	12,200	328,309
	Nippon Steel Corp.	94,378	1,309,545
	Nippon Steel Trading Corp.	7,752	350,830
	Nippon Suisan Kaisha, Ltd.	177,500	967,977
	Nippon Systemware Co., Ltd.	3,100	69,133
	Nippon Telegraph & Telephone Corp.	61,200	1,560,418
	Nippon Thompson Co., Ltd.	27,900	116,000
	Nippon Tungsten Co., Ltd.	800	14,391
	Nippon Yakin Kogyo Co., Ltd.	7,650	145,405
	Nippon Yusen K.K.	42,900	683,136
	Nipro Corp.	80,100	911,953
	Nishimatsu Construction Co., Ltd.	27,800	616,602
	Nishimoto Co., Ltd.	400	13,381
	Nishi-Nippon Financial Holdings, Inc.	65,600	432,541
	Nishi-Nippon Railroad Co., Ltd.	17,900	413,678
	Nishio Rent All Co., Ltd.	12,300	330,476
	Nissan Chemical Corp.	20,700	855,405
	Nissan Motor Co., Ltd.	515,200	2,795,627
	Nissan Shatai Co., Ltd.	26,000	246,838
	Nissan Tokyo Sales Holdings Co., Ltd.	12,100	30,584
	Nissei ASB Machine Co., Ltd.	4,400	148,583
	Nissei Plastic Industrial Co., Ltd.	5,800	49,823
	Nissha Co., Ltd.	15,900	143,576
	Nisshin Group Holdings Co., Ltd.	13,400	66,617
	Nisshin Oillio Group, Ltd. (The)	13,700	458,413
	Nisshin Seifun Group, Inc.	3,930	67,105
	Nisshinbo Holdings, Inc.	81,055	696,958
	Nissin Corp.	7,000	107,705

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Nissin Electric Co., Ltd.	12,000	$143,239
Nissin Foods Holdings Co., Ltd.	100	7,506
Nissin Kogyo Co., Ltd.	20,400	412,400
Nitori Holdings Co., Ltd.	3,700	574,984
Nitta Corp.	8,800	246,254
Nitta Gelatin, Inc.	6,300	37,932
Nittan Valve Co., Ltd.	9,600	23,860
Nittetsu Mining Co., Ltd.	2,800	113,829
Nitto Boseki Co., Ltd.	7,900	327,775
Nitto Denko Corp.	39,800	2,212,406
Nitto Fuji Flour Milling Co., Ltd.	700	41,013
Nitto Kogyo Corp.	8,600	178,033
Nitto Kohki Co., Ltd.	4,700	101,349
Nitto Seiko Co., Ltd.	14,400	76,159
Nittoc Construction Co., Ltd.	12,900	99,786
Noda Corp.	6,400	46,582
Noevir Holdings Co., Ltd.	5,300	241,374
NOF Corp.	18,400	598,961
Nohmi Bosai, Ltd.	8,400	186,559
Nojima Corp.	18,900	372,816
NOK Corp.	40,700	542,067
Nomura Co., Ltd.	27,900	316,856
Nomura Holdings, Inc.	225,400	1,153,913
Nomura Holdings, Inc., Sponsored ADR	102,675	527,749
Nomura Real Estate Holdings, Inc.	39,600	975,189
Nomura Research Institute, Ltd.	15,079	331,824
Noritake Co., Ltd.	4,800	190,812
Noritsu Koki Co., Ltd.	7,300	105,740
Noritz Corp.	14,100	173,744
North Pacific Bank, Ltd.	140,700	281,803
Nozawa Corp.	3,700	24,318
NS Solutions Corp.	11,300	331,911
NS Tool Co., Ltd.	1,600	41,336
NS United Kaiun Kaisha, Ltd.	5,700	103,885
NSD Co., Ltd.	17,260	278,100
NSK, Ltd.	128,200	1,069,341
NTN Corp.	253,500	671,759
NTT Data Corp.	73,200	1,028,256
NTT DOCOMO, Inc.	154,600	4,392,554
NuFlare Technology, Inc.	1,900	205,663
Oat Agrio Co., Ltd.	1,400	18,324
Obara Group, Inc.	6,600	209,415
Obayashi Corp.	227,700	2,497,180
OBIC Business Consultants Co., Ltd.	700	26,806
Obic Co., Ltd.	4,200	572,298
Odakyu Electric Railway Co., Ltd.	27,100	601,117
Odelic Co., Ltd.	1,800	79,578
Oenon Holdings, Inc.	33,000	115,137
Ogaki Kyoritsu Bank, Ltd. (The)	17,800	366,434
Ohara, Inc.	3,000	32,901
Ohba Co., Ltd.	4,400	32,865
Ohsho Food Service Corp.	4,800	288,021
Oiles Corp.	9,784	136,513
Oita Bank, Ltd. (The)	13,100	303,208
Oji Holdings Corp.	328,700	1,669,992
Okabe Co., Ltd.	18,500	145,312
Okada Aiyon Corp.	1,200	13,422
Okamoto Industries, Inc.	3,600	125,298
Okamoto Machine Tool Works, Ltd.	2,400	61,181

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okamura Corp.	21,000	$201,794
	Okasan Securities Group, Inc.	69,800	244,761
	Oki Electric Industry Co., Ltd.	55,700	693,478
	Okinawa Cellular Telephone Co.	5,100	205,046
	Okinawa Electric Power Co., Inc. (The)	12,843	236,572
	OKK Corp.	4,700	26,586
	OKUMA Corp.	8,600	391,836
	Okumura Corp.	15,800	417,695
	Okura Industrial Co., Ltd.	4,100	65,632
	Okuwa Co., Ltd.	12,300	165,143
	Olympic Group Corp.	4,500	24,998
	Olympus Corp.	118,200	1,909,786
	Omron Corp.	23,100	1,322,819
	Ono Pharmaceutical Co., Ltd.	5,000	115,134
	ONO Sokki Co., Ltd.	2,500	13,527
	Onoken Co., Ltd.	7,900	97,399
	Onward Holdings Co., Ltd.	51,500	295,831
	Ootoya Holdings Co., Ltd.	1,100	23,925
*	Open Door, Inc.	4,800	58,282
	Open House Co., Ltd.	25,600	680,535
	Optex Group Co., Ltd.	8,600	113,163
	Oracle Corp.	5,500	476,067
	Organo Corp.	3,300	206,720
	Orient Corp.	216,900	333,308
	Oriental Land Co., Ltd.	4,800	625,128
	Origin Co., Ltd.	2,800	39,430
	Osaka Gas Co., Ltd.	24,200	409,509
	Osaka Organic Chemical Industry, Ltd.	7,300	120,022
	Osaka Soda Co., Ltd.	7,400	196,545
	OSAKA Titanium Technologies Co., Ltd.	11,600	146,858
	Osaki Electric Co., Ltd.	22,400	128,218
	OSG Corp.	37,700	634,617
	OSJB Holdings Corp.	60,100	148,269
	Otsuka Corp.	7,200	280,763
	Otsuka Holdings Co., Ltd.	9,800	435,369
	OUG Holdings, Inc.	500	12,379
	Outsourcing, Inc.	46,600	421,829
	Ozu Corp.	800	14,623
	Pacific Industrial Co., Ltd.	19,700	234,732
	Pacific Metals Co., Ltd.	8,100	151,661
	Pack Corp. (The)	3,600	126,738
	PAL GROUP Holdings Co., Ltd.	6,400	188,478
	PALTAC Corp.	10,050	470,265
	Paltek Corp.	3,000	14,735
	Pan Pacific International Holdings Corp.	25,600	413,101
	Panasonic Corp.	420,044	4,174,404
	PAPYLESS Co., Ltd.	1,100	19,528
	Paraca, Inc.	2,400	45,009
	Paramount Bed Holdings Co., Ltd.	6,200	256,657
	Parco Co., Ltd.	6,200	104,396
	Park24 Co., Ltd.	25,900	650,419
	Parker Corp.	4,000	21,092
*	Pasco Corp.	2,400	44,436
	Pasona Group, Inc.	11,300	142,989
	PC Depot Corp.	14,720	78,939
	PCI Holdings, Inc.	500	9,877
	Pegasus Sewing Machine Manufacturing Co., Ltd.	8,500	37,050
	Penta-Ocean Construction Co., Ltd.	186,200	1,099,762
	Pepper Food Service Co., Ltd.	3,600	31,823

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	PeptiDream, Inc.	15,400	$728,999
	Persol Holdings Co., Ltd.	23,000	411,198
	Phil Co., Inc.	1,600	59,049
	PIA Corp.	1,300	51,636
	Pickles Corp.	1,900	46,591
	Pigeon Corp.	19,100	674,080
	Pilot Corp.	9,400	366,970
	Piolax, Inc.	11,800	208,697
	Plant Co., Ltd.	2,400	12,730
	Plenus Co., Ltd.	6,700	121,975
	Pola Orbis Holdings, Inc.	9,600	207,981
	Poletowin Pitcrew Holdings, Inc.	19,800	163,424
	Press Kogyo Co., Ltd.	46,100	151,750
	Pressance Corp.	24,000	267,217
	Prestige International, Inc.	29,200	264,676
	Prima Meat Packers, Ltd.	21,800	481,864
	Pronexus, Inc.	1,200	13,099
	Pro-Ship, Inc.	1,000	12,805
	Proto Corp.	12,200	153,166
	PS Mitsubishi Construction Co., Ltd.	19,300	125,739
	Punch Industry Co., Ltd.	11,100	47,992
	Qol Holdings Co., Ltd.	15,600	204,228
	Quick Co., Ltd.	4,000	55,068
	Raccoon Holdings, Inc.	3,200	23,156
	Raito Kogyo Co., Ltd.	21,500	301,201
	Raiznext Corp.	16,400	190,247
	Rakus Co., Ltd.	12,500	198,619
*	Rakuten, Inc.	94,800	731,330
	Rasa Corp.	5,600	49,657
	Rasa Industries, Ltd.	4,600	59,828
	Raysum Co., Ltd.	8,500	75,791
	Recruit Holdings Co., Ltd.	116,400	4,536,838
	Relia, Inc.	12,300	164,111
	Relo Group, Inc.	30,800	822,479
	Renaissance, Inc.	4,600	72,699
*	Renesas Electronics Corp.	126,900	798,369
	Rengo Co., Ltd.	87,400	612,416
*	RENOVA, Inc.	5,000	59,993
*	Renown, Inc.	28,700	27,978
	Resol Holdings Co., Ltd.	500	18,889
	Resona Holdings, Inc.	286,369	1,180,942
	Resorttrust, Inc.	42,500	666,925
	Restar Holdings Corp.	11,300	190,984
	Retail Partners Co., Ltd.	3,400	25,463
	Rheon Automatic Machinery Co., Ltd.	6,100	82,013
	Riberesute Corp.	3,100	25,455
	Ricoh Co., Ltd.	123,281	1,398,801
	Ricoh Leasing Co., Ltd.	7,700	287,660
	Ride On Express Holdings Co., Ltd.	5,800	97,471
	Right On Co., Ltd.	7,700	41,879
	Riken Corp.	4,200	135,313
	Riken Keiki Co., Ltd.	4,200	81,536
	Riken Technos Corp.	17,100	76,023
	Riken Vitamin Co., Ltd.	2,400	86,219
	Ringer Hut Co., Ltd.	6,500	146,690
	Rinnai Corp.	8,300	591,640
	Rion Co., Ltd.	3,100	90,327
	Riso Kagaku Corp.	7,360	125,486
	Riso Kyoiku Co., Ltd.	43,200	142,781

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rock Field Co., Ltd.	5,600	$73,741
	Rohm Co., Ltd.	13,300	956,741
	Rohto Pharmaceutical Co., Ltd.	13,600	376,458
	Rokko Butter Co., Ltd.	7,500	111,701
	Roland DG Corp.	8,000	144,665
	Rorze Corp.	4,500	165,788
	Round One Corp.	44,800	417,343
	Royal Holdings Co., Ltd.	14,600	319,136
	RS Technologies Co., Ltd.	3,200	81,986
	Ryobi, Ltd.	13,700	221,884
	Ryoden Corp.	8,000	120,201
	Ryohin Keikaku Co., Ltd.	39,000	652,026
	Ryosan Co., Ltd.	8,700	201,209
	S Foods, Inc.	4,500	108,212
	S LINE Co., Ltd.	1,300	12,343
	Sac's Bar Holdings, Inc.	9,350	73,271
	Sagami Rubber Industries Co., Ltd.	2,000	32,441
	Saibu Gas Co., Ltd.	10,200	218,581
	Saizeriya Co., Ltd.	13,800	301,940
	Sakai Chemical Industry Co., Ltd.	6,400	130,009
	Sakai Heavy Industries, Ltd.	1,600	39,297
	Sakai Moving Service Co., Ltd.	5,700	317,503
	Sakai Ovex Co., Ltd.	2,600	42,697
	Sakata INX Corp.	20,000	208,739
	Sakura Internet, Inc.	9,500	58,234
	Sala Corp.	28,100	157,476
	SAMTY Co., Ltd.	9,500	161,060
	San Holdings, Inc.	3,200	40,916
	San ju San Financial Group, Inc.	8,890	128,170
	San-A Co., Ltd.	5,400	220,814
	San-Ai Oil Co., Ltd.	27,500	274,508
*	Sanden Holdings Corp.	12,700	75,782
	Sanei Architecture Planning Co., Ltd.	6,800	93,018
	Sangetsu Corp.	9,700	171,190
	San-In Godo Bank, Ltd. (The)	71,800	393,768
*	Sanix, Inc.	10,700	32,566
	Sanken Electric Co., Ltd.	18,100	456,461
	Sanki Engineering Co., Ltd.	20,500	278,629
	Sanko Gosei, Ltd.	4,800	15,442
	Sanko Metal Industrial Co., Ltd.	1,200	28,698
	Sankyo Co., Ltd.	10,600	356,120
	Sankyo Frontier Co., Ltd.	1,000	37,847
	Sankyo Tateyama, Inc.	12,500	162,687
	Sankyu, Inc.	18,800	926,954
	Sanoh Industrial Co., Ltd.	12,800	120,076
	Sanoyas Holdings Corp.	16,500	26,214
	Sansei Technologies, Inc.	1,000	7,753
	Sansha Electric Manufacturing Co., Ltd.	6,400	46,123
	Sanshin Electronics Co., Ltd.	11,900	183,074
	Santen Pharmaceutical Co., Ltd.	21,600	402,852
	Sanwa Holdings Corp.	66,200	696,363
	Sanyo Chemical Industries, Ltd.	6,400	299,589
	Sanyo Denki Co., Ltd.	5,700	277,484
	Sanyo Electric Railway Co., Ltd.	5,500	106,287
	Sanyo Special Steel Co., Ltd.	10,100	136,898
	Sanyo Trading Co., Ltd.	11,800	147,153
	Sapporo Holdings, Ltd.	39,500	955,045
	Sato Holdings Corp.	14,500	411,974
	Sato Shoji Corp.	5,900	51,514

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Satori Electric Co., Ltd.	7,500	$59,290
	Sawada Holdings Co., Ltd.	8,500	74,427
	Sawai Pharmaceutical Co., Ltd.	19,000	1,234,725
	Saxa Holdings, Inc.	2,300	42,765
	SB Technology Corp.	5,200	113,821
	SBI Holdings, Inc.	68,830	1,595,521
	SBS Holdings, Inc.	14,000	232,796
	Scala, Inc.	9,000	59,568
	SCREEN Holdings Co., Ltd.	22,100	1,147,839
	Scroll Corp.	14,700	47,198
	SCSK Corp.	6,100	326,938
	SEC Carbon, Ltd.	600	45,809
	Secom Co., Ltd.	9,000	789,774
	Seed Co., Ltd.	11,400	104,682
	Seibu Holdings, Inc.	54,500	849,522
	Seika Corp.	4,300	50,330
	Seikagaku Corp.	16,900	179,372
	Seikitokyu Kogyo Co., Ltd.	20,100	168,486
	Seiko Epson Corp.	80,000	1,169,773
	Seiko Holdings Corp.	15,600	380,273
	Seiko PMC Corp.	2,100	17,872
	Seino Holdings Co., Ltd.	37,400	478,053
	Seiren Co., Ltd.	20,800	265,523
	Sekisui Chemical Co., Ltd.	98,300	1,637,228
	Sekisui House, Ltd.	102,800	2,210,421
	Sekisui Plastics Co., Ltd.	11,000	77,429
	Senko Group Holdings Co., Ltd.	64,400	514,892
	Senshu Electric Co., Ltd.	3,900	107,305
	Senshu Ikeda Holdings, Inc.	122,640	223,898
	Senshukai Co., Ltd.	13,800	57,876
	Seria Co., Ltd.	14,500	399,028
	Seven & I Holdings Co., Ltd.	122,700	4,704,724
	Seven Bank, Ltd.	210,600	629,811
	SFP Holdings Co., Ltd.	5,100	104,541
	Sharp Corp.	27,500	373,042
	Shibaura Electronics Co., Ltd.	4,300	112,709
	Shibaura Mechatronics Corp.	1,700	57,479
	Shibusawa Warehouse Co., Ltd. (The)	3,000	57,747
	Shibuya Corp.	6,800	188,752
*	Shidax Corp.	4,300	13,033
*	SHIFT, Inc.	2,600	176,898
	Shiga Bank, Ltd. (The)	20,500	492,132
	Shikibo, Ltd.	5,500	77,132
	Shikoku Bank, Ltd. (The)	16,500	144,296
	Shikoku Chemicals Corp.	13,300	145,702
	Shikoku Electric Power Co., Inc.	41,200	349,398
	Shima Seiki Manufacturing, Ltd.	10,700	206,399
	Shimachu Co., Ltd.	19,200	548,051
	Shimadzu Corp.	21,300	597,783
	Shimamura Co., Ltd.	6,900	518,419
	Shimane Bank, Ltd. (The)	1,200	6,865
	Shimano, Inc.	2,900	444,650
	Shimizu Bank, Ltd. (The)	20,000	373,768
	Shimizu Corp.	167,600	1,719,045
	Shimojima Co., Ltd.	1,700	17,573
	Shin Nippon Air Technologies Co., Ltd.	5,400	101,918
	Shin Nippon Biomedical Laboratories, Ltd.	8,700	48,298
	Shinagawa Refractories Co., Ltd.	2,700	73,473
	Shindengen Electric Manufacturing Co., Ltd.	3,700	112,766

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Chemical Co., Ltd.	31,400	$3,591,019
	Shin-Etsu Polymer Co., Ltd.	21,700	184,420
	Shin-Keisei Electric Railway Co., Ltd.	2,600	57,792
	Shinko Electric Industries Co., Ltd.	38,100	447,224
	Shinko Shoji Co., Ltd.	20,200	154,465
	Shinmaywa Industries, Ltd.	30,600	397,641
	Shinnihon Corp.	17,200	143,187
	Shinoken Group Co., Ltd.	20,000	222,626
	Shinsei Bank, Ltd.	54,200	829,867
	Shinsho Corp.	2,400	57,005
	Shionogi & Co., Ltd.	10,000	594,741
	Ship Healthcare Holdings, Inc.	24,200	1,085,046
	Shiseido Co., Ltd.	40,800	2,626,729
	Shizuki Electric Co., Inc.	4,900	27,627
	Shizuoka Bank, Ltd. (The)	72,800	511,082
	Shizuoka Gas Co., Ltd.	29,100	234,198
	SHO-BOND Holdings Co., Ltd.	2,800	114,316
	Shoei Co., Ltd.	4,400	200,109
	Shoei Foods Corp.	4,400	147,531
	Shofu, Inc.	4,700	78,443
*	Shoko Co., Ltd.	4,400	28,212
	Showa Aircraft Industry Co., Ltd.	2,000	50,091
	Showa Corp.	32,700	674,834
	Showa Denko K.K.	69,600	1,664,321
	Showa Sangyo Co., Ltd.	8,600	236,983
	Showa Shinku Co., Ltd.	800	12,038
	Sigma Koki Co., Ltd.	900	11,471
	SIGMAXYZ, Inc.	2,500	44,780
	Siix Corp.	15,800	183,308
	Sinanen Holdings Co., Ltd.	3,600	67,096
	Sinfonia Technology Co., Ltd.	14,500	161,898
	Sinko Industries, Ltd.	8,600	133,555
	SK-Electronics Co., Ltd.	5,300	88,597
	SKY Perfect JSAT Holdings, Inc.	72,000	309,716
	Skylark Holdings Co., Ltd.	58,400	1,069,550
	SMC Corp.	1,100	474,836
	SMK Corp.	2,800	79,771
	SMS Co., Ltd.	24,800	614,257
	Snow Peak, Inc.	1,000	9,220
	Soda Nikka Co., Ltd.	9,000	49,810
	Sodick Co., Ltd.	27,900	216,759
	SoftBank Group Corp.	314,192	12,685,362
	Softbrain Co., Ltd.	13,800	69,567
	Softcreate Holdings Corp.	4,200	67,910
	Software Service, Inc.	800	73,295
	Sogo Medical Holdings Co., Ltd.	12,400	233,029
	Sohgo Security Services Co., Ltd.	8,100	420,399
	Sojitz Corp.	330,200	1,039,335
	Soken Chemical & Engineering Co., Ltd.	2,700	32,258
	Solasto Corp.	16,200	168,568
	Soliton Systems K.K.	3,000	32,796
	Sompo Holdings, Inc.	38,575	1,441,309
	Sony Corp.	88,100	6,160,555
	Sony Corp., Sponsored ADR	51,518	3,615,533
	Sony Financial Holdings, Inc.	22,600	520,346
	Sotetsu Holdings, Inc.	14,400	384,846
	Space Co., Ltd.	4,620	51,465
	Space Value Holdings Co., Ltd.	17,900	89,611
	Sparx Group Co., Ltd.	65,200	156,784

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SPK Corp.	1,200	$28,502
	S-Pool, Inc.	8,400	59,559
	Square Enix Holdings Co., Ltd.	8,900	436,897
	SRA Holdings	5,600	130,152
	St Marc Holdings Co., Ltd.	9,100	190,402
	Stanley Electric Co., Ltd.	35,500	914,304
	Star Mica Holdings Co., Ltd.	5,800	87,296
	Star Micronics Co., Ltd.	24,100	308,135
	Starts Corp., Inc.	21,200	511,913
	Starzen Co., Ltd.	3,600	142,075
	St-Care Holding Corp.	4,900	21,273
	Stella Chemifa Corp.	4,900	134,864
	Step Co., Ltd.	1,700	25,167
	Strike Co., Ltd.	3,700	157,762
	Studio Alice Co., Ltd.	6,500	114,777
	Subaru Corp.	88,600	2,216,107
	Sugi Holdings Co., Ltd.	5,300	265,541
	Sugimoto & Co., Ltd.	4,100	72,921
	SUMCO Corp.	131,100	2,004,696
	Sumida Corp.	16,700	163,146
	Suminoe Textile Co., Ltd.	2,900	67,699
	Sumitomo Bakelite Co., Ltd.	10,800	388,199
	Sumitomo Chemical Co., Ltd.	508,455	2,160,526
	Sumitomo Corp.	105,300	1,566,302
	Sumitomo Dainippon Pharma Co., Ltd.	6,500	111,581
	Sumitomo Densetsu Co., Ltd.	8,200	197,434
	Sumitomo Electric Industries, Ltd.	169,700	2,262,377
	Sumitomo Forestry Co., Ltd.	82,800	1,149,766
	Sumitomo Heavy Industries, Ltd.	52,600	1,377,956
	Sumitomo Metal Mining Co., Ltd.	36,800	1,046,240
	Sumitomo Mitsui Construction Co., Ltd.	126,320	710,483
	Sumitomo Mitsui Financial Group, Inc.	131,583	4,626,377
	Sumitomo Mitsui Trust Holdings, Inc.	33,344	1,229,391
	Sumitomo Osaka Cement Co., Ltd.	17,600	715,551
*	Sumitomo Precision Products Co., Ltd.	1,200	35,166
	Sumitomo Realty & Development Co., Ltd.	31,700	1,167,052
	Sumitomo Riko Co., Ltd.	21,900	171,901
	Sumitomo Rubber Industries, Ltd.	96,134	1,056,249
	Sumitomo Seika Chemicals Co., Ltd.	5,700	162,388
	Sun Frontier Fudousan Co., Ltd.	23,300	260,191
	Suncall Corp.	8,000	39,024
	Sundrug Co., Ltd.	16,400	555,765
	Suntory Beverage & Food, Ltd.	12,300	520,761
	Sun-Wa Technos Corp.	5,200	46,643
*	Suruga Bank, Ltd.	39,200	154,416
	Suzuken Co., Ltd.	1,760	67,478
	Suzuki Co., Ltd.	4,800	32,858
	Suzuki Motor Corp.	46,100	2,109,340
	SWCC Showa Holdings Co., Ltd.	57,500	713,548
	Sysmex Corp.	17,200	1,230,492
	System Information Co., Ltd.	2,300	20,503
	System Research Co., Ltd.	2,400	39,646
	Systemsoft Corp.	9,400	8,895
	Systena Corp.	28,200	473,141
	Syuppin Co., Ltd.	9,000	86,876
	T Hasegawa Co., Ltd.	13,500	276,929
	T RAD Co., Ltd.	3,900	65,291
	T&D Holdings, Inc.	121,000	1,289,774
	T&K Toka Co., Ltd.	9,200	82,842

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tachibana Eletech Co., Ltd.	7,920	$129,246
	Tachikawa Corp.	5,200	58,638
	Tachi-S Co., Ltd.	13,500	157,217
	Tadano, Ltd.	46,400	391,189
	Taihei Dengyo Kaisha, Ltd.	7,000	145,876
	Taiheiyo Cement Corp.	54,922	1,478,231
	Taiheiyo Kouhatsu, Inc.	2,700	19,332
	Taiho Kogyo Co., Ltd.	6,900	45,556
	Taikisha, Ltd.	5,600	191,490
	Taiko Bank, Ltd. (The)	1,400	20,985
	Taisei Corp.	54,400	2,171,851
	Taisei Lamick Co., Ltd.	2,600	67,205
	Taiyo Holdings Co., Ltd.	5,300	224,199
	Taiyo Nippon Sanso Corp.	68,700	1,505,831
	Taiyo Yuden Co., Ltd.	65,600	1,891,570
	Takachiho Koheki Co., Ltd.	1,800	19,011
	Takamatsu Construction Group Co., Ltd.	6,000	144,840
	Takamatsu Machinery Co., Ltd.	600	4,636
	Takamiya Co., Ltd.	11,200	65,420
	Takaoka Toko Co., Ltd.	5,380	55,398
	Takara Bio, Inc.	2,200	41,015
	Takara Holdings, Inc.	3,800	33,506
	Takara Leben Co., Ltd.	58,700	261,530
	Takara Standard Co., Ltd.	17,100	293,368
	Takasago International Corp.	6,800	146,731
	Takasago Thermal Engineering Co., Ltd.	12,000	208,393
	Takashima & Co., Ltd.	1,600	28,496
	Takashimaya Co., Ltd.	51,600	551,724
	Take And Give Needs Co., Ltd.	4,820	44,840
	TAKEBISHI Corp.	3,900	52,931
*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	19,633	377,535
	Takeda Pharmaceutical Co., Ltd.	61,208	2,350,594
	Takeei Corp.	13,100	128,438
	Takemoto Yohki Co., Ltd.	3,400	27,106
	Takeuchi Manufacturing Co., Ltd.	18,800	317,248
	Takihyo Co., Ltd.	2,500	43,395
	Takisawa Machine Tool Co., Ltd.	2,300	28,214
	Takuma Co., Ltd.	25,900	282,371
	Tama Home Co., Ltd.	10,000	117,640
	Tamron Co., Ltd.	7,000	148,672
	Tamura Corp.	28,000	163,533
	Tanseisha Co., Ltd.	10,300	115,778
	Tatsuta Electric Wire and Cable Co., Ltd.	17,800	93,731
	Tayca Corp.	6,500	112,063
	Tazmo Co., Ltd.	3,000	32,794
	Tbk Co., Ltd.	9,700	41,255
	TDC Soft, Inc.	6,600	58,956
	TDK Corp., Sponsored ADR	7,012	783,240
	TDK Corp.	27,500	2,911,577
	Tear Corp.	5,100	27,971
	TechMatrix Corp.	5,700	135,778
	Techno Smart Corp.	1,600	13,486
	TechnoPro Holdings, Inc.	14,100	933,652
	Tecnos Japan, Inc.	5,500	23,725
	Teijin, Ltd.	129,300	2,311,729
	Teikoku Electric Manufacturing Co., Ltd.	6,700	83,890
	Tekken Corp.	6,100	154,376
	Tenpos Holdings Co., Ltd.	800	17,980
	Terasaki Electric Co., Ltd.	800	7,642

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Terumo Corp.	52,000	$1,871,779
	T-Gaia Corp.	6,700	164,766
	THK Co., Ltd.	34,200	852,638
	TIS, Inc.	19,700	1,183,503
	Toa Corp.	10,300	106,070
	Toa Corp.	8,500	120,992
	Toa Oil Co., Ltd.	2,500	51,730
	TOA ROAD Corp.	2,400	75,283
	Tobishima Corp.	10,210	129,184
	Tobu Railway Co., Ltd.	15,700	553,063
	TOC Co., Ltd.	21,100	169,468
	Tocalo Co., Ltd.	43,900	437,317
	Tochigi Bank, Ltd. (The)	103,100	187,600
	Toda Corp.	65,000	416,870
	Toda Kogyo Corp.	2,100	40,533
	Toei Animation Co., Ltd.	4,900	234,814
	Toei Co., Ltd.	1,700	234,758
	Toell Co., Ltd.	2,100	15,135
	Toenec Corp.	3,900	140,779
	Togami Electric Manufacturing Co., Ltd.	800	14,395
	Toho Bank, Ltd. (The)	92,800	213,275
	Toho Co., Ltd.	3,500	128,936
	Toho Co., Ltd.	3,800	62,362
	Toho Gas Co., Ltd.	10,800	417,226
	Toho Holdings Co., Ltd.	24,800	509,309
	Toho Titanium Co., Ltd.	20,600	157,704
	Toho Zinc Co., Ltd.	7,800	133,511
	Tohoku Bank, Ltd. (The)	4,000	37,836
	Tohoku Electric Power Co., Inc.	37,800	354,300
	Tohto Suisan Co., Ltd.	1,300	33,251
	Tokai Carbon Co., Ltd.	86,100	778,153
	Tokai Corp.	7,200	174,176
	TOKAI Holdings Corp.	59,200	564,040
	Tokai Lease Co., Ltd.	200	3,032
	Tokai Rika Co., Ltd.	32,400	550,643
	Tokai Tokyo Financial Holdings, Inc.	103,700	308,639
	Token Corp.	3,900	269,750
	Tokio Marine Holdings, Inc.	46,000	2,496,935
	Tokushu Tokai Paper Co., Ltd.	4,200	153,018
	Tokuyama Corp.	45,600	1,156,460
*	Tokyo Base Co., Ltd.	6,600	30,697
	Tokyo Century Corp.	16,700	849,520
	Tokyo Dome Corp.	39,700	372,499
*	Tokyo Electric Power Co. Holdings, Inc.	129,188	511,570
	Tokyo Electron Device, Ltd.	3,600	82,931
	Tokyo Electron, Ltd.	15,200	3,343,180
	Tokyo Energy & Systems, Inc.	12,200	98,265
	Tokyo Gas Co., Ltd.	28,000	615,608
	Tokyo Individualized Educational Institute, Inc.	2,600	17,046
	Tokyo Keiki, Inc.	5,500	51,460
	Tokyo Kiraboshi Financial Group, Inc.	14,113	161,664
	Tokyo Ohka Kogyo Co., Ltd.	15,400	638,026
	Tokyo Rakutenchi Co., Ltd.	1,000	54,928
	Tokyo Rope Manufacturing Co., Ltd.	6,700	67,306
	Tokyo Sangyo Co., Ltd.	9,500	55,219
	Tokyo Seimitsu Co., Ltd.	16,500	574,098
	Tokyo Steel Manufacturing Co., Ltd.	39,000	292,181
	Tokyo Tatemono Co., Ltd.	68,900	1,113,245
	Tokyo Tekko Co., Ltd.	4,500	62,228

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Theatres Co., Inc.	3,800	$47,281
	Tokyotokeiba Co., Ltd.	5,600	164,607
	Tokyu Construction Co., Ltd.	55,100	384,487
	Tokyu Corp.	24,500	431,746
	Tokyu Fudosan Holdings Corp.	273,925	1,930,989
	Toli Corp.	21,200	57,087
	Tomato Bank, Ltd.	3,500	33,101
	Tomen Devices Corp.	1,600	57,427
	Tomoe Corp.	15,300	58,481
	Tomoe Engineering Co., Ltd.	3,600	71,786
	Tomoegawa Co., Ltd.	1,400	11,425
	Tomoku Co., Ltd.	5,000	84,594
	TOMONY Holdings, Inc.	92,400	306,842
	Tomy Co., Ltd.	55,100	595,959
	Tonami Holdings Co., Ltd.	2,700	123,201
	Topcon Corp.	62,000	854,075
	Toppan Forms Co., Ltd.	23,300	264,390
	Topre Corp.	18,800	285,353
	Topy Industries, Ltd.	9,700	157,286
	Toray Industries, Inc.	251,600	1,646,297
	Torex Semiconductor, Ltd.	3,600	49,213
	Toridoll Holdings Corp.	13,500	307,402
	Torikizoku Co., Ltd.	3,300	77,789
	Torishima Pump Manufacturing Co., Ltd.	8,300	66,030
	Tosei Corp.	21,800	281,360
	Toshiba Corp.	7,700	246,095
	Toshiba Machine Co., Ltd.	10,500	321,006
	Toshiba TEC Corp.	17,400	681,364
	Tosho Co., Ltd.	5,400	105,080
	Tosoh Corp.	123,000	1,734,904
	Totech Corp.	2,900	71,674
	Totetsu Kogyo Co., Ltd.	9,400	273,705
	TOTO, Ltd.	12,500	507,931
	Totoku Electric Co., Ltd.	1,700	37,977
	Tottori Bank, Ltd. (The)	4,000	48,977
	Toukei Computer Co., Ltd.	600	19,382
	Tow Co., Ltd.	8,100	70,941
	Towa Bank, Ltd. (The)	22,000	160,769
	Towa Corp.	11,200	100,971
	Towa Pharmaceutical Co., Ltd.	15,000	342,515
	Toyo Construction Co., Ltd.	48,000	227,377
	Toyo Denki Seizo K.K.	2,600	35,465
*	Toyo Engineering Corp.	13,700	70,626
	Toyo Ink SC Holdings Co., Ltd.	17,800	396,831
	Toyo Kanetsu K.K.	4,300	85,754
	Toyo Logistics Co., Ltd.	6,800	19,562
	Toyo Machinery & Metal Co., Ltd.	7,600	35,900
	Toyo Securities Co., Ltd.	26,300	35,171
	Toyo Seikan Group Holdings, Ltd.	48,300	817,120
	Toyo Suisan Kaisha, Ltd.	5,900	247,186
	Toyo Tanso Co., Ltd.	5,500	102,284
	Toyo Tire Corp	66,600	832,523
	Toyo Wharf & Warehouse Co., Ltd.	2,200	28,495
	Toyobo Co., Ltd.	46,200	630,718
	Toyoda Gosei Co., Ltd.	41,200	934,770
	Toyota Boshoku Corp.	37,500	541,396
	Toyota Motor Corp., Sponsored ADR	42,528	5,904,588
	Toyota Motor Corp.	290,520	20,199,210
	Toyota Tsusho Corp.	25,100	867,759

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TPR Co., Ltd.	14,100	$230,794
*	Traders Holdings Co., Ltd.	15,600	13,589
	Trancom Co., Ltd.	4,800	340,794
	Transaction Co., Ltd.	4,200	41,129
	Treasure Factory Co., Ltd.	2,000	15,463
*	Trend Micro, Inc.	20,700	1,081,583
	Tri Chemical Laboratories, Inc.	2,000	189,822
	Trusco Nakayama Corp.	14,600	339,632
	TS Tech Co., Ltd.	23,300	640,339
	Tsubaki Nakashima Co., Ltd.	23,900	279,973
	Tsubakimoto Chain Co.	13,300	409,278
	Tsubakimoto Kogyo Co., Ltd.	1,500	54,474
*	Tsudakoma Corp.	1,800	17,845
	Tsugami Corp.	27,000	243,807
	Tsukada Global Holdings, Inc.	10,100	53,512
	Tsukishima Kikai Co., Ltd.	9,600	126,913
	Tsukuba Bank, Ltd.	54,500	102,481
	Tsukui Corp.	36,700	191,380
	Tsumura & Co.	14,700	399,254
	Tsuruha Holdings, Inc.	5,200	636,489
	Tsurumi Manufacturing Co., Ltd.	8,300	137,388
	Tv Tokyo Holdings Corp.	7,000	149,126
	UACJ Corp.	20,791	423,664
	Ube Industries, Ltd.	65,120	1,307,024
	Uchida Yoko Co., Ltd.	3,400	221,806
	Uchiyama Holdings Co., Ltd.	1,500	7,081
	Ulvac, Inc.	30,200	1,089,429
	UMC Electronics Co., Ltd.	3,100	11,697
*	Umenohana Co., Ltd.	500	11,633
	Unicharm Corp.	20,000	684,473
	Uniden Holdings Corp.	3,300	61,967
	UNIMAT Retirement Community Co., Ltd.	2,100	29,923
	Union Tool Co.	2,100	59,504
	Unipres Corp.	24,400	311,221
	United Arrows, Ltd.	8,200	218,055
	United Super Markets Holdings, Inc.	26,300	234,858
	UNITED, Inc.	4,700	50,436
*	Unitika, Ltd.	39,400	155,016
	Universal Entertainment Corp.	6,600	193,532
	Unizo Holdings Co., Ltd.	10,200	518,690
	Urbanet Corp. Co., Ltd.	10,100	32,947
	Usen-Next Holdings Co., Ltd.	2,200	33,090
	USS Co., Ltd.	12,400	225,055
	UT Group Co., Ltd.	9,400	234,282
	Utoc Corp.	7,600	39,200
	V Technology Co., Ltd.	4,000	176,699
	Valor Holdings Co., Ltd.	21,200	370,487
	Valqua, Ltd.	9,400	198,726
	Value HR Co., Ltd.	500	14,160
	ValueCommerce Co., Ltd.	9,900	230,362
	V-Cube, Inc.	2,300	14,626
*	Vector, Inc.	9,500	108,000
	Vertex Corp.	3,020	53,771
*	VIA Holdings, Inc.	5,300	32,200
	Village Vanguard Co., Ltd.	2,800	25,797
*	Vision, Inc.	8,100	105,804
*	Visionary Holdings Co., Ltd.	5,890	28,031
	Vital KSK Holdings, Inc.	21,800	207,289
	VT Holdings Co., Ltd.	57,900	236,867

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wacoal Holdings Corp.	17,900	$476,466
	Wacom Co., Ltd.	20,600	75,038
	Wakachiku Construction Co., Ltd.	5,800	88,021
	Wakita & Co., Ltd.	18,200	168,354
	Warabeya Nichiyo Holdings Co., Ltd.	6,700	110,486
	Watahan & Co., Ltd.	4,200	72,809
	WATAMI Co., Ltd.	8,800	103,006
	Watts Co., Ltd.	3,600	20,444
	WDB Holdings Co., Ltd.	2,900	70,592
	Weathernews, Inc.	1,400	49,121
	Welcia Holdings Co., Ltd.	8,600	472,257
	West Holdings Corp.	10,600	167,941
	West Japan Railway Co.	7,700	651,496
	Will Group, Inc.	6,200	60,055
	WIN-Partners Co., Ltd.	6,000	63,047
	Wood One Co., Ltd.	3,700	38,865
	Workman Co., Ltd.	800	64,467
	World Holdings Co., Ltd.	4,300	64,992
	Wowow, Inc.	3,400	84,256
	Xebio Holdings Co., Ltd.	12,800	136,162
	YAC Holdings Co., Ltd.	4,800	27,673
	Yachiyo Industry Co., Ltd.	3,600	22,656
	Yahagi Construction Co., Ltd.	13,000	99,104
	Yakult Honsha Co., Ltd.	3,000	150,886
	YAMABIKO Corp.	14,900	145,483
	YAMADA Consulting Group Co., Ltd.	5,200	71,002
	Yamada Denki Co., Ltd.	108,240	545,558
	Yamagata Bank, Ltd. (The)	12,800	161,734
	Yamaguchi Financial Group, Inc.	55,600	334,722
	Yamaha Corp.	6,300	321,847
	Yamaha Motor Co., Ltd.	91,700	1,701,734
*	Yamaha Motor Robotics Holdings Co., Ltd.	8,400	37,711
	Yamaichi Electronics Co., Ltd.	13,900	203,479
	YA-MAN, Ltd.	10,400	62,029
	Yamanashi Chuo Bank, Ltd. (The)	14,400	130,362
	Yamatane Corp.	4,600	63,257
	Yamato Holdings Co., Ltd.	43,000	688,570
	Yamaura Corp.	1,900	16,121
	Yamaya Corp.	2,500	50,879
	Yamazaki Baking Co., Ltd.	59,200	1,126,605
	Yamazen Corp.	21,500	199,197
	Yaoko Co., Ltd.	9,700	496,288
	Yashima Denki Co., Ltd.	4,400	36,292
	Yaskawa Electric Corp.	34,300	1,174,149
	Yasunaga Corp.	4,700	49,423
	Yellow Hat, Ltd.	14,400	229,233
	Yokogawa Bridge Holdings Corp.	13,600	255,109
	Yokogawa Electric Corp.	28,100	488,941
	Yokohama Reito Co., Ltd.	24,400	212,301
	Yokohama Rubber Co., Ltd. (The)	62,800	1,067,425
	Yokowo Co., Ltd.	9,400	249,219
	Yomiuri Land Co., Ltd.	2,200	86,289
	Yondenko Corp.	2,000	52,810
	Yondoshi Holdings, Inc.	4,200	91,225
	Yorozu Corp.	9,700	127,417
	Yossix Co., Ltd.	1,000	26,528
	Yotai Refractories Co., Ltd.	8,000	50,949
	Yuasa Funashoku Co., Ltd.	400	14,021
	Yuasa Trading Co., Ltd.	6,100	195,710

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yuken Kogyo Co., Ltd.	1,600	$24,862
	Yumeshin Holdings Co., Ltd.	16,300	126,269
	Yurtec Corp.	17,800	106,780
	Yushiro Chemical Industry Co., Ltd.	4,700	58,175
	Z Holdings Corp.	170,300	676,421
	Zaoh Co., Ltd.	1,400	18,932
	Zenrin Co., Ltd.	13,950	187,957
	Zensho Holdings Co., Ltd.	40,500	857,619
	Zeon Corp.	85,100	903,662
	ZIGExN Co., Ltd.	20,100	89,417
	Zojirushi Corp.	11,400	226,580
	ZOZO, Inc.	33,200	552,971
	Zuiko Corp.	1,200	46,501
TOTAL JAPAN			691,236,134
MALAYSIA — (0.6%)
#	Duopharma Biotech Bhd	53,955	20,879
#	7-Eleven Malaysia Holdings Bhd, Class B	145,056	49,465
#	Aeon Co. M Bhd	243,200	80,454
#	AEON Credit Service M Bhd	49,150	155,545
	AFFIN Bank Bhd	128,790	57,671
	AirAsia Group Bhd	1,062,600	369,120
*	AirAsia X Bhd	849,300	26,772
	Alliance Bank Malaysia Bhd	376,100	223,689
	Allianz Malaysia Bhd	100	352
	AMMB Holdings Bhd	484,500	435,849
	Ann Joo Resources Bhd	120,200	32,071
	APM Automotive Holdings Bhd	34,700	18,448
	Astro Malaysia Holdings Bhd	206,700	60,253
	Axiata Group Bhd	464,910	485,567
	Batu Kawan Bhd	32,700	129,843
*	Berjaya Assets Bhd	277,000	19,915
*	Berjaya Corp. Bhd	1,321,110	76,945
*	Berjaya Land Bhd	315,100	13,704
	Berjaya Sports Toto Bhd	316,659	194,885
*	Bermaz Auto Bhd	331,400	149,129
	BIMB Holdings Bhd	148,500	143,191
	Boustead Holdings Bhd	220,899	44,177
#	Boustead Plantations Bhd	158,480	23,083
#	British American Tobacco Malaysia Bhd	45,900	131,673
#*	Bumi Armada Bhd	999,100	85,654
	Bursa Malaysia Bhd	219,300	295,945
	CAB Cakaran Corp. Bhd	89,900	8,088
	Cahya Mata Sarawak Bhd	219,000	114,791
	Can-One Bhd	18,400	12,866
	Carlsberg Brewery Malaysia Bhd, Class B	50,200	399,477
	CB Industrial Product Holding Bhd	102,800	22,864
	CIMB Group Holdings Bhd	530,519	636,196
*	Coastal Contracts Bhd	42,800	13,325
	Comfort Glove Bhd	79,200	17,325
	Cypark Resources Bhd	91,500	29,531
	D&O Green Technologies Bhd	248,900	47,850
#	Dagang NeXchange Bhd	387,100	22,507
	Datasonic Group Bhd	213,700	75,495
*	Dayang Enterprise Holdings Bhd	309,472	206,717
	Dialog Group Bhd	390,658	310,466
	DiGi.Com Bhd	172,900	177,508
	DRB-Hicom Bhd	359,300	197,642
	Dutch Lady Milk Industries Bhd	4,500	44,968

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Eastern & Oriental Bhd	315,069	$42,931
*	Eco World Development Group Bhd	481,100	74,746
	Econpile Holdings Bhd	231,700	34,608
	Evergreen Fibreboard Bhd	210,750	12,498
*	FGV Holdings Bhd	937,500	274,590
	Fraser & Neave Holdings Bhd	21,600	173,122
	Frontken Corp. Bhd	322,300	182,238
	Gabungan AQRS Bhd	170,034	43,665
	Gadang Holdings Bhd	196,250	28,262
	Gamuda Bhd	431,500	404,516
	Gas Malaysia Bhd	80,000	53,581
	Genting Malaysia Bhd	479,800	351,717
	Genting Plantations Bhd	42,200	107,445
#	George Kent Malaysia Bhd	195,300	41,159
	Globetronics Technology Bhd	190,533	108,400
	Glomac Bhd	95,260	8,084
#	Guan Chong Bhd	109,000	79,638
	Hai-O Enterprise Bhd	81,100	39,474
	HAP Seng Consolidated Bhd	229,580	544,615
	Hap Seng Plantations Holdings Bhd	72,400	29,437
	Hartalega Holdings Bhd	150,500	216,984
#	Heineken Malaysia Bhd	39,900	270,732
#*	Hengyuan Refining Co. Bhd	58,600	50,882
	HeveaBoard Bhd	142,700	15,926
	Hiap Teck Venture Bhd	425,300	20,560
#*	Hibiscus Petroleum Bhd	486,400	100,101
	Hock Seng LEE Bhd	55,900	17,863
	Hong Leong Bank Bhd	30,132	117,202
	Hong Leong Financial Group Bhd	43,353	170,621
	Hong Leong Industries Bhd	36,400	84,759
	IHH Healthcare Bhd	38,400	53,181
	IJM Corp. Bhd	740,320	380,304
	IJM Plantations Bhd	72,500	33,331
	Inari Amertron Bhd	685,988	290,014
	Insas Bhd	225,200	47,336
	IOI Corp. Bhd	83,926	92,490
	IOI Properties Group Bhd	412,924	117,229
*	Iris Corp. Bhd	271,500	8,858
#*	Iskandar Waterfront City Bhd	179,900	31,698
#*	JAKS Resources Bhd	200,700	60,534
*	Jaya Tiasa Holdings Bhd	170,800	30,197
	JHM Consolidation Bhd	81,400	28,895
	Kerjaya Prospek Group Bhd	149,680	48,336
*	KNM Group Bhd	1,116,730	70,096
	Kossan Rubber Industries	232,400	277,013
	KPJ Healthcare Bhd	522,800	124,790
*	Kretam Holdings Bhd	113,800	11,782
#*	KSL Holdings Bhd	222,492	39,056
	Kuala Lumpur Kepong Bhd	27,100	150,270
*	Landmarks Bhd	74,700	8,170
	LBS Bina Group Bhd	295,680	34,172
	Lii Hen Industries Bhd	52,800	37,223
	Lingkaran Trans Kota Holdings Bhd	48,400	55,385
*	Lion Industries Corp. Bhd	42,300	3,575
	Lotte Chemical Titan Holding Bhd	17,100	8,537
	LPI Capital Bhd	38,184	139,120
	Magni-Tech Industries Bhd	170,666	101,852
	Magnum Bhd	251,900	156,457
	Mah Sing Group Bhd	576,440	94,026

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Malakoff Corp. Bhd	339,500	$67,650
	Malayan Banking Bhd	199,083	408,565
#	Malayan Flour Mills Bhd	239,200	33,248
	Malaysia Airports Holdings Bhd	321,192	525,981
	Malaysia Building Society Bhd	601,627	116,524
	Malaysian Pacific Industries Bhd	44,675	129,622
	Malaysian Resources Corp. Bhd	906,300	147,232
	Malton Bhd	169,500	17,914
	Matrix Concepts Holdings Bhd	142,275	66,209
	Maxis Bhd	131,200	169,101
*	Media Prima Bhd	306,800	15,658
#	Mega First Corp. Bhd	84,100	106,488
	MISC Bhd	164,580	307,458
	MKH Bhd	124,324	47,148
#	MMC Corp. Bhd	227,500	48,732
	MNRB Holdings Bhd	152,580	37,753
*	MPHB Capital Bhd	114,100	28,953
	Muda Holdings Bhd	76,200	24,784
	Muhibbah Engineering M Bhd	122,000	50,352
*	Mulpha International Bhd	51,880	22,721
	My EG Services Bhd	569,600	143,372
	Nestle Malaysia Bhd	3,300	115,993
*	OCK Group Bhd	106,000	14,846
	Padini Holdings Bhd	269,400	217,376
	Panasonic Manufacturing Malaysia Bhd	4,500	38,006
	Pantech Group Holdings Bhd	193,198	22,759
	Paramount Corp. Bhd	107,240	34,473
*	Pentamaster Corp. Bhd	114,150	135,510
	Petron Malaysia Refining & Marketing Bhd	36,200	42,346
	Petronas Chemicals Group Bhd	308,600	464,254
	Petronas Dagangan Bhd	17,100	92,403
	Petronas Gas Bhd	45,700	178,230
	PIE Industrial Bhd	22,300	6,803
#	Pos Malaysia Bhd	150,400	52,490
	Press Metal Aluminium Holdings Bhd	343,839	407,527
	Public Bank Bhd	404,840	1,830,744
	QL Resources Bhd	172,705	349,475
	Ranhill Holdings Bhd	141,000	33,725
	RGB International Bhd	757,485	34,869
	RHB Bank Bhd	215,943	299,916
*	Salcon Bhd	248,008	12,592
	Sapura Energy Bhd	3,166,243	187,865
	Sarawak Oil Palms Bhd	77,957	64,632
	Scientex Bhd	124,600	275,098
	Serba Dinamik Holdings Bhd	404,670	221,191
	Shangri-La Hotels Malaysia Bhd	15,100	17,317
	Sime Darby Bhd	380,122	201,394
#	Sime Darby Plantation Bhd	183,822	226,569
	Sime Darby Property Bhd	332,922	63,143
	SKP Resources Bhd	386,500	141,009
	SP Setia Bhd Group	180,124	57,311
	Sunway Bhd	476,189	208,451
	Sunway Construction Group Bhd	111,780	49,224
	Supermax Corp. Bhd	459,055	198,238
	Suria Capital Holdings Bhd	19,320	6,140
#	Syarikat Takaful Malaysia Keluarga Bhd	107,200	118,613
	Ta Ann Holdings Bhd	80,257	62,807
	TA Enterprise Bhd	333,600	45,546
	TA Global Bhd	444,500	25,523

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Taliworks Corp. Bhd	69,500	$14,122
	Tambun Indah Land Bhd	80,300	12,988
*	TDM Bhd	302,940	17,918
	Telekom Malaysia Bhd	212,548	199,601
	Tenaga Nasional Bhd	141,950	429,718
	Thong Guan Industries Bhd	23,200	20,009
	TIME dotCom Bhd	47,300	106,780
	TMC Life Sciences Bhd	72,700	10,968
	Top Glove Corp. Bhd	419,200	597,008
	Tropicana Corp. Bhd	210,802	44,970
	TSH Resources Bhd	164,100	47,656
	Tune Protect Group Bhd	178,800	21,900
	Uchi Technologies Bhd	87,900	56,542
	UEM Edgenta Bhd	78,600	50,964
*	UEM Sunrise Bhd	806,058	117,202
	UMW Holdings Bhd	75,400	71,872
	United Plantations Bhd	11,300	71,789
	UOA Development Bhd	278,100	133,964
*	Velesto Energy Bhd	1,276,083	106,731
	ViTrox Corp. Bhd	25,900	58,650
#*	Vizione Holdings Bhd	230,400	46,096
	VS Industry Bhd	656,075	214,241
*	Wah Seong Corp. Bhd	104,398	29,913
*	WCT Holdings Bhd	481,481	89,470
	Westports Holdings Bhd	163,100	156,542
	Yinson Holdings Bhd	240,900	362,974
*	YNH Property Bhd	134,015	87,628
	YTL Corp. Bhd	1,655,362	360,493
#	YTL Power International Bhd	349,503	63,812
TOTAL MALAYSIA			24,568,572
MEXICO — (0.8%)
	Alfa S.A.B. de C.V., Class A	1,725,090	1,297,321
	Alpek S.A.B. de C.V.	236,508	221,920
*	Alsea S.A.B. de C.V.	243,821	592,018
	America Movil S.A.B. de C.V.	1,806,998	1,494,715
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	25,067	418,118
	Arca Continental S.A.B. de C.V.	76,782	434,795
*	Axtel S.A.B. de C.V.	675,377	114,019
	Banco del Bajio SA	48,437	80,004
	Becle S.A.B. de C.V.	88,536	164,416
	Bolsa Mexicana de Valores S.A.B. de C.V.	223,741	520,884
	Cemex S.A.B. de C.V.	2,905,171	1,166,958
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	4,452	271,349
	Coca-Cola Femsa S.A.B. de C.V.	13,300	81,262
	Consorcio ARA S.A.B. de C.V.	305,857	67,823
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	15,370	199,656
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	25,993	33,799
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	201,577	368,046
	Corp. Moctezuma S.A.B. de C.V.	73,800	227,780
	Credito Real S.A.B. de C.V. SOFOM ER	85,587	108,255
	El Puerto de Liverpool S.A.B. de C.V.	30,360	161,316
*	Empresas ICA S.A.B. de C.V.	117,564	91
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	16,400	8,853
	Fomento Economico Mexicano S.A.B. de C.V.	23,152	208,748
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	527	47,520
*	Genomma Lab Internacional S.A.B. de C.V., Class B	450,602	530,835
	Gentera S.A.B. de C.V.	471,339	533,813
	Gruma S.A.B. de C.V., Class B	75,569	803,182

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Aeromexico S.A.B. de C.V.	118,737	$89,797
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	179,878	1,368,921
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	9,537	1,179,536
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	33,125	410,164
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	2,878	554,850
	Grupo Bimbo S.A.B. de C.V.	308,728	553,882
	Grupo Carso S.A.B. de C.V.	76,516	275,888
	Grupo Cementos de Chihuahua S.A.B. de C.V.	47,506	246,411
	Grupo Comercial Chedraui S.A. de C.V.	184,226	241,988
	Grupo Elektra S.A.B. de C.V.	13,808	1,008,809
*	Grupo Famsa S.A.B. de C.V., Class A	110,408	24,132
	Grupo Financiero Banorte S.A.B. de C.V.	487,332	3,003,352
	Grupo Financiero Inbursa S.A.B. de C.V.	427,783	486,974
*	Grupo GICSA SAB de CV	109,089	39,836
	Grupo Herdez S.A.B. de C.V.	128,128	255,368
	Grupo Industrial Saltillo S.A.B. de C.V.	7,200	8,764
	Grupo Lala S.A.B. de C.V.	93,077	83,543
	Grupo Lamosa S.A.B. de C.V.	35,276	51,284
	Grupo Mexico S.A.B. de C.V., Class B	777,552	2,066,970
*	Grupo Pochteca S.A.B. de C.V.	3,616	1,242
	Grupo Rotoplas S.A.B. de C.V.	29,120	24,272
	Grupo Sanborns S.A.B. de C.V.	53,862	66,417
*	Grupo Simec S.A.B. de C.V., Sponsored ADR	1,049	10,778
*	Grupo Simec S.A.B. de C.V., Class B	35,729	123,474
	Grupo Televisa S.A.B., Sponsored ADR	23,672	263,233
	Grupo Televisa S.A.B.	364,917	810,927
*	Grupo Traxion S.A.B. de C.V.	33,240	28,973
*	Hoteles City Express S.A.B. de C.V.	167,851	126,051
*	Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.	133,290	282,162
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	266	12,858
	Industrias Bachoco S.A.B. de C.V., Class B	77,686	311,722
*	Industrias CH S.A.B. de C.V.	83,707	414,160
	Industrias Penoles S.A.B. de C.V.	52,736	547,413
	Infraestructura Energetica Nova S.A.B. de C.V.	24,280	114,105
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	331,712	686,228
*	La Comer S.A.B. de C.V.	254,723	323,535
	Megacable Holdings S.A.B. de C.V.	176,278	660,687
*	Minera Frisco S.A.B. de C.V.	52,132	8,760
*	Minera Frisco S.A.B. de C.V., Class A1	88,464	14,747
	Nemak S.A.B. de C.V.	320,074	132,972
	Orbia Advance Corp. S.A.B. de C.V.	480,909	1,136,386
	Organizacion Cultiba S.A.B. de C.V.	12,061	7,660
	Organizacion Soriana S.A.B. de C.V., Class B	151,399	191,818
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	57,834	625,460
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	4,232	32,023
	Qualitas Controladora S.A.B. de C.V.	57,781	260,505
	Regional S.A.B. de C.V.	124,507	709,068
*	Telesites S.A.B. de C.V.	437,806	322,061
	TV Azteca S.A.B. de C.V.	471,517	19,838
	Unifin Financiera S.A.B. de C.V.	49,671	75,707
	Vitro S.A.B. de C.V., Class A	16,205	35,548
	Wal-Mart de Mexico S.A.B. de C.V.	241,333	706,163
TOTAL MEXICO			31,194,918
NETHERLANDS — (2.4%)
	Aalberts NV	56,572	2,469,964
	ABN AMRO Bank NV	74,475	1,296,271
	Accell Group NV	10,720	331,490
	Aegon NV	316,225	1,280,678

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Aegon NV	218,706	$877,011
	AFC Ajax NV	546	12,236
	Akzo Nobel NV	57,385	5,415,269
*	Altice Europe NV	17,214	110,637
*	Altice Europe NV, Class B	5,112	33,314
	AMG Advanced Metallurgical Group NV	20,713	470,974
	Amsterdam Commodities NV	8,922	204,850
	APERAM SA	23,132	661,208
	Arcadis NV	35,390	803,877
	ArcelorMittal SA	6,911	101,509
	ArcelorMittal SA	72,449	1,062,102
	ASM International NV	21,236	2,580,736
	ASML Holding NV	24,438	6,858,629
	ASR Nederland NV	70,205	2,612,263
*	Basic-Fit NV	9,579	354,394
	BE Semiconductor Industries NV	50,536	2,139,516
*	Beter Bed Holding NV	45,949	19,029
	Boskalis Westminster	42,580	995,909
	Brunel International NV	6,552	60,095
	Coca-Cola European Partners P.L.C.	38,559	2,060,125
	Corbion NV	32,429	1,123,212
	ForFarmers NV	13,965	91,285
*	Fugro NV	36,135	379,504
	GrandVision NV	24,330	745,381
*	Heijmans NV	11,972	94,851
	Heineken NV	39,605	4,309,301
	Hunter Douglas NV	1,878	122,721
	IMCD NV	12,404	1,071,068
	ING Groep NV, Sponsored ADR	157,227	1,709,057
	ING Groep NV	202,247	2,195,837
	Intertrust NV	26,987	480,264
	Kendrion NV	8,308	181,818
	Koninklijke Ahold Delhaize NV, Sponsored ADR	787	19,291
	Koninklijke Ahold Delhaize NV	341,796	8,388,168
	Koninklijke BAM Groep NV	144,722	398,480
	Koninklijke DSM NV	48,081	5,851,723
	Koninklijke KPN NV	1,131,446	3,170,126
	Koninklijke Philips NV	77,195	3,535,333
	Koninklijke Philips NV	44,133	2,020,409
	Koninklijke Vopak NV	32,158	1,721,939
	Nederland Apparatenfabriek	2,302	124,664
	NN Group NV	58,309	2,023,818
*	OCI NV	33,717	580,820
	Ordina NV	48,363	106,261
	PostNL NV	193,888	357,717
*	Prosus N.V.	6,440	464,541
	Randstad NV	66,959	3,845,856
	SBM Offshore NV	92,151	1,585,326
	Signify NV	54,044	1,801,114
	Sligro Food Group NV	10,761	307,599
	TKH Group NV	26,570	1,404,629
	TomTom NV	32,759	355,568
	Unilever NV	94,159	5,487,587
	Unilever NV	15,787	921,206
	Van Lanschot Kempen NV	6,347	134,782
	Wolters Kluwer NV	70,283	5,281,169
TOTAL NETHERLANDS			95,204,511

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd.	129,455	$1,240,325
	Air New Zealand, Ltd.	375,730	682,442
	Auckland International Airport, Ltd.	92,885	517,010
	Chorus, Ltd.	197,174	829,109
	Chorus, Ltd., ADR	2,187	44,812
*	Comvita, Ltd.	4,222	7,527
	Contact Energy, Ltd.	53,899	257,990
	EBOS Group, Ltd.	27,835	427,250
	Fisher & Paykel Healthcare Corp., Ltd.	98,156	1,468,291
	Fletcher Building, Ltd.	104,784	373,998
	Fletcher Building, Ltd.	12,299	43,578
*	Fonterra Co-operative Group, Ltd.	16,111	42,080
	Freightways, Ltd.	56,517	313,460
	Genesis Energy, Ltd.	101,163	205,148
	Gentrack Group, Ltd.	5,110	6,578
	Hallenstein Glasson Holdings, Ltd.	13,766	53,307
	Heartland Group Holdings, Ltd.	165,297	198,975
	Infratil, Ltd.	165,212	576,848
	Kathmandu Holdings, Ltd.	51,446	98,862
	Mainfreight, Ltd.	31,997	854,182
	Mercury NZ, Ltd.	28,664	96,566
	Meridian Energy, Ltd.	67,998	233,670
	Metlifecare, Ltd.	59,988	265,919
*	Metro Performance Glass, Ltd.	43,009	7,077
	NEW Zealand King Salmon Investments, Ltd.	4,992	7,215
	New Zealand Refining Co., Ltd. (The)	70,771	74,346
*	NZME, Ltd.	83,243	20,840
	NZX, Ltd.	67,657	60,611
	PGG Wrightson, Ltd.	8,801	13,870
	Port of Tauranga, Ltd.	31,228	152,180
*	Pushpay Holdings, Ltd.	11,388	32,884
*	Restaurant Brands New Zealand, Ltd.	9,039	77,883
	Ryman Healthcare, Ltd.	34,578	366,586
	Sanford, Ltd.	19,051	96,502
	Scales Corp., Ltd.	45,399	139,062
	Skellerup Holdings, Ltd.	53,927	86,794
	SKY Network Television, Ltd.	381,009	169,748
	SKYCITY Entertainment Group, Ltd.	295,923	693,228
	Spark New Zealand, Ltd.	421,958	1,263,816
	Steel & Tube Holdings, Ltd.	99,869	52,777
	Summerset Group Holdings, Ltd.	114,665	657,594
*	Synlait Milk, Ltd.	13,992	78,995
	Tourism Holdings, Ltd.	62,429	119,938
*	TOWER, Ltd.	122,987	55,454
	Trustpower, Ltd.	13,045	63,151
	Vector, Ltd.	54,504	127,966
	Vista Group International, Ltd.	16,696	38,405
	Warehouse Group, Ltd. (The)	49,900	86,454
	Z Energy, Ltd.	153,188	438,696
TOTAL NEW ZEALAND			13,819,999
NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	241,840	104,368
*	Adevinta ASA, Class B	7,445	90,836
	AF Gruppen ASA	3,951	73,878
*	Akastor ASA	70,814	70,257
	Aker ASA, Class A	2,562	141,299
	Aker BP ASA	38,985	1,098,103
*	Aker Solutions ASA	59,470	120,093

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	American Shipping Co. ASA	21,848	$76,191
*	Archer, Ltd.	52,769	16,411
	Atea ASA	37,610	488,142
	Austevoll Seafood ASA	48,750	475,299
*	Avance Gas Holding, Ltd.	18,822	107,439
*	Axactor SE	45,745	85,289
	B2Holding ASA	24,813	20,711
	Bakkafrost P/F	10,070	716,475
	Bonheur ASA	9,038	208,128
	Borregaard ASA	47,678	455,909
	BW LPG, Ltd.	38,229	307,738
*	BW Offshore, Ltd.	57,352	312,768
	Data Respons ASA	3,103	16,231
	DNB ASA	92,230	1,612,417
	DNO ASA	495,483	491,754
	Entra ASA	20,937	357,310
	Equinor ASA	159,990	2,887,431
	Equinor ASA, Sponsored ADR	36,145	657,116
	Europris ASA	89,594	325,786
	FLEX LNG, Ltd.	12,239	99,971
	Frontline, Ltd.	33,235	300,479
	Gjensidige Forsikring ASA	16,480	359,169
	Golar LNG, Ltd.	3,007	28,927
	Grieg Seafood ASA	33,933	519,969
*	Hexagon Composites ASA	8,722	31,171
	Hoegh LNG Holdings, Ltd.	14,629	43,702
*	Kongsberg Automotive ASA	187,622	105,423
	Kongsberg Gruppen ASA	9,843	152,755
	Kvaerner ASA	65,381	71,934
	Leroy Seafood Group ASA	42,657	276,768
	Mowi ASA	41,266	984,257
*	NEL ASA	176,376	174,585
*	Nordic Semiconductor ASA	9,590	61,105
	Norsk Hydro ASA	251,367	785,608
	Norway Royal Salmon ASA	2,496	63,609
*	Norwegian Air Shuttle ASA	38,859	148,854
*	Norwegian Finans Holding ASA	57,578	588,345
	Ocean Yield ASA	32,706	164,352
*	Odfjell Drilling, Ltd.	38,246	100,874
*	Odfjell SE, Class A	2,716	8,147
	Orkla ASA	26,533	256,144
*	Otello Corp. ASA	56,976	102,685
*	Panoro Energy ASA	11,211	21,847
*	PGS ASA	154,850	296,334
*	PhotoCure ASA	3,477	31,546
*	Protector Forsikring ASA	20,431	91,916
*	Q-Free ASA	7,742	5,539
	Salmar ASA	8,154	398,822
	Sbanken ASA	11,283	85,742
	Scatec Solar ASA	44,885	764,768
	Schibsted ASA, Class A	3,700	111,416
	Schibsted ASA, Class B	3,700	104,512
	Selvaag Bolig ASA	19,595	111,987
	Solon Eiendom ASA	9,046	36,475
	SpareBank 1 SR-Bank ASA	56,107	596,905
	Stolt-Nielsen, Ltd.	11,950	154,165
	Storebrand ASA	146,860	1,128,291
	Subsea 7 SA	73,776	788,739
	Telenor ASA	51,150	924,334

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	TGS NOPEC Geophysical Co. ASA	45,852	$1,165,465
	Tomra Systems ASA	30,975	911,745
	Veidekke ASA	38,821	488,909
	Wallenius Wilhelmsen ASA	22,907	60,530
*	XXL ASA	27,187	34,653
	Yara International ASA	7,517	272,983
TOTAL NORWAY			25,333,835
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	2,701	24,873
	Credicorp, Ltd.	3,175	655,892
*	Grana y Montero SAA, Sponsored ADR	10,766	23,685
TOTAL PERU			704,450
PHILIPPINES — (0.3%)
	Aboitiz Equity Ventures, Inc.	120,880	116,747
	Aboitiz Power Corp.	201,000	128,040
*	AC Energy Philippines, Inc.	357,000	13,870
	Alliance Global Group, Inc.	1,173,500	248,922
	Altus Property Ventures, Inc.	19,619	1,500
*	Apex Mining Co., Inc.	1,214,000	23,652
*	Atlas Consolidated Mining & Development Corp.	113,900	5,369
	Ayala Corp.	26,035	370,752
	Ayala Land, Inc.	513,300	417,825
	Bank of the Philippine Islands	110,125	178,557
	BDO Unibank, Inc.	115,446	335,269
	Belle Corp.	1,510,800	46,635
	Bloomberry Resorts Corp.	2,171,800	383,832
	Cebu Air, Inc.	108,820	160,423
*	CEMEX Holdings Philippines, Inc.	1,521,431	42,361
	Century Pacific Food, Inc.	310,200	91,458
	Century Properties Group, Inc.	730,005	6,986
	Chelsea Logistics and Infrastructure Holdings Corp.	204,500	20,326
	China Banking Corp.	171,167	84,522
	Cosco Capital, Inc.	1,123,900	134,804
	D&L Industries, Inc.	876,400	151,937
	DMCI Holdings, Inc.	1,700,550	203,422
*	DoubleDragon Properties Corp.	193,460	60,353
	Eagle Cement Corp.	145,700	36,343
*	East West Banking Corp.	353,750	77,855
	EEI Corp.	181,100	29,858
	Emperador, Inc.	390,600	55,401
	Filinvest Land, Inc.	4,810,000	137,692
	First Gen Corp.	364,800	145,470
	First Philippine Holdings Corp.	105,830	138,506
*	Global Ferronickel Holdings, Inc.	246,820	7,090
*	Global-Estate Resorts, Inc.	436,000	8,946
	Globe Telecom, Inc.	7,340	273,069
	GT Capital Holdings, Inc.	16,390	217,292
*	Holcim Philippines, Inc.	278,700	69,518
	Integrated Micro-Electronics, Inc.	248,579	34,235
	International Container Terminal Services, Inc.	171,360	436,870
	JG Summit Holdings, Inc.	326,630	448,104
	Jollibee Foods Corp.	76,740	287,941
*	Leisure & Resorts World Corp.	141,000	6,336
	Lopez Holdings Corp.	806,300	58,926
	LT Group, Inc.	504,600	97,503
	MacroAsia Corp.	46,100	8,274

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Manila Electric Co.	18,880	$95,111
	Manila Water Co., Inc.	342,200	81,864
	Max's Group, Inc.	167,800	32,964
	Megawide Construction Corp.	314,600	90,134
	Megaworld Corp.	3,026,500	240,465
	Metro Pacific Investments Corp.	2,131,800	134,292
	Metro Retail Stores Group, Inc.	155,000	5,972
	Metropolitan Bank & Trust Co.	173,851	195,802
	Nickel Asia Corp.	1,423,660	80,010
	Pepsi-Cola Products Philippines, Inc.	343,700	12,497
	Petron Corp.	1,103,700	78,399
*	Philex Mining Corp.	516,300	29,330
*	Philippine National Bank	193,773	121,218
	Philippine Stock Exchange, Inc. (The)	312	1,091
	Phoenix Petroleum Philippines, Inc.	130,700	30,570
	Pilipinas Shell Petroleum Corp.	144,130	84,791
	PLDT, Inc., Sponsored ADR	8,990	172,338
	PLDT, Inc.	14,975	291,329
	Premium Leisure Corp.	1,877,000	19,913
	Puregold Price Club, Inc.	320,600	240,086
*	PXP Energy Corp.	44,700	7,567
	RFM Corp.	196,000	19,352
	Rizal Commercial Banking Corp.	125,767	49,341
	Robinsons Land Corp.	1,018,978	509,679
	Robinsons Retail Holdings, Inc.	117,470	178,578
	San Miguel Corp.	148,420	406,997
	San Miguel Food and Beverage, Inc.	61,160	87,404
	Security Bank Corp.	81,624	283,142
	Semirara Mining & Power Corp.	545,140	235,152
	SM Investments Corp.	4,435	84,349
	SM Prime Holdings, Inc.	377,326	287,684
	SSI Group, Inc.	485,000	21,156
	STI Education Systems Holdings, Inc.	634,000	7,636
*	Top Frontier Investment Holdings, Inc.	3,465	12,729
	Union Bank Of Philippines	77,815	97,276
	Universal Robina Corp.	92,460	263,460
	Vista Land & Lifescapes, Inc.	2,668,100	367,628
	Vistamalls, Inc.	58,000	6,045
	Wilcon Depot, Inc.	258,400	95,803
TOTAL PHILIPPINES			10,861,945
POLAND — (0.3%)
	Agora SA	8,317	26,534
*	Alior Bank SA	32,971	225,455
	Amica SA	814	30,768
*	AmRest Holdings SE	14,882	185,131
	Bank Handlowy w Warszawie SA	6,800	98,908
*	Bank Millennium SA	109,410	167,670
*	Bank Ochrony Srodowiska SA	4,661	8,055
	Bank Polska Kasa Opieki SA	3,270	83,413
*	Bioton SA	9,806	8,999
*	Boryszew SA	54,851	62,942
	Budimex SA	3,875	184,396
	CCC SA	4,109	102,460
	CD Projekt SA	4,334	314,512
*	Ciech SA	19,145	191,510
	ComArch SA	886	46,819
	Cyfrowy Polsat SA	91,821	643,606
	Develia SA	100,816	71,126

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Dino Polska SA	10,431	$436,680
	Dom Development SA	1,479	36,290
	Echo Investment SA	10,599	14,015
*	Enea SA	112,213	207,623
*	Energa SA	40,209	74,348
	Eurocash SA	25,664	128,816
*	Fabryki Mebli Forte SA	1,025	8,463
	Famur SA	94,887	78,075
*	Getin Noble Bank SA	122,278	9,831
	Globe Trade Centre SA	21,396	52,056
*	Grupa Azoty SA	14,635	93,842
	Grupa Kety SA	2,908	271,797
	Grupa Lotos SA	60,449	1,199,639
	ING Bank Slaski SA	2,828	147,796
	Inter Cars SA	1,915	117,296
	Jastrzebska Spolka Weglowa SA	27,276	131,899
	Kernel Holding SA	23,532	285,359
*	KGHM Polska Miedz SA	38,203	897,995
	LPP SA	221	481,599
	Lubelski Wegiel Bogdanka SA	6,074	46,709
*	mBank SA	3,061	293,310
*	Netia SA	53,536	62,859
	Neuca SA	914	91,945
*	Orange Polska SA	161,071	290,615
*	PGE Polska Grupa Energetyczna SA	207,349	368,084
	PKP Cargo SA	10,504	48,033
	Polski Koncern Naftowy Orlen S.A.	54,564	1,064,573
	Polskie Gornictwo Naftowe i Gazownictwo SA	101,680	94,377
	Powszechna Kasa Oszczednosci Bank Polski SA	14,502	127,805
	Powszechny Zaklad Ubezpieczen SA	26,699	276,624
	Santander Bank Polska SA	1,004	74,294
	Stalprodukt SA	407	20,792
*	Tauron Polska Energia SA	486,893	186,754
	VRG SA	23,900	23,936
	Warsaw Stock Exchange	14,142	152,529
	Wawel SA	43	7,300
TOTAL POLAND			10,356,262
PORTUGAL — (0.2%)
	Altri SGPS SA	42,109	259,905
	Banco Comercial Portugues SA, Class R	3,291,327	698,157
	CTT-Correios de Portugal SA	45,285	146,983
	EDP - Energias de Portugal SA	162,791	816,386
	EDP Renovaveis SA	55,261	734,290
	Galp Energia SGPS SA	81,676	1,234,168
	Jeronimo Martins SGPS SA	60,398	1,039,323
	Mota-Engil SGPS SA	567,301	126,112
	Navigator Co. SA (The)	109,729	393,763
	NOS SGPS SA	177,258	920,039
	REN - Redes Energeticas Nacionais SGPS SA	113,799	344,825
	Semapa-Sociedade de Investimento e Gestao	14,032	195,485
	Sonae Capital SGPS SA	50,652	43,191
	Sonae SGPS SA	430,226	400,215
TOTAL PORTUGAL			7,352,842
RUSSIA — (0.4%)
	Etalon Group P.L.C., GDR	36,272	83,447
	Etalon Group P.L.C., GDR	25,285	58,156

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Gazprom PJSC, Sponsored ADR	245,653	$1,721,938
	Gazprom PJSC, Sponsored ADR	21,000	146,790
	Globaltrans Investment P.L.C., GDR	12,202	105,729
	Globaltrans Investment P.L.C., GDR	13,263	114,990
	Lukoil PJSC, Sponsored ADR	9,220	941,639
	Lukoil PJSC, Sponsored ADR	17,851	1,816,239
	Magnitogorsk Iron & Steel Works PJSC, GDR	38,822	355,081
*	Mail.Ru Group, Ltd., GDR	1,419	33,388
*	Mail.Ru Group, Ltd., GDR	13,120	308,845
*	Mechel PJSC, Sponsored ADR	16,260	48,943
	MMC Norilsk Nickel PJSC, ADR	18,273	589,487
	MMC Norilsk Nickel PJSC, ADR	9,287	299,501
	Mobile TeleSystems PJSC, Sponsored ADR	61,362	625,279
	Novatek PJSC, GDR	838	150,811
	Novatek PJSC, GDR	828	149,040
	Novolipetsk Steel PJSC, GDR	16,393	354,144
	Novolipetsk Steel PJSC, GDR	5,792	125,339
	PhosAgro PJSC, GDR	8,962	113,687
	PhosAgro PJSC, GDR	7,773	98,639
	Ros Agro P.L.C., GDR	3,044	31,093
	Ros Agro P.L.C., GDR	5,574	56,855
	Rosneft Oil Co. PJSC, GDR	191,873	1,437,896
	Rosneft Oil Co. PJSC, GDR	56,263	421,032
	Rostelecom PJSC, Sponsored ADR	8,483	69,391
	Rostelecom PJSC, Sponsored ADR	7,748	62,169
	RusHydro PJSC, ADR	218,605	221,701
	Sberbank of Russia PJSC, Sponsored ADR	126,637	2,019,990
	Severstal PJSC, GDR	15,052	211,642
	Severstal PJSC, GDR	4,738	66,806
	Tatneft PJSC, Sponsored ADR	8,623	619,139
	Tatneft PJSC, Sponsored ADR	13,065	937,740
	TMK PJSC, GDR	80,451	279,165
	TMK PJSC, GDR	3,193	11,075
	VEON, Ltd.	130,039	336,801
	VTB Bank PJSC, GDR	80,161	114,132
	VTB Bank PJSC, GDR	324,250	463,029
	X5 Retail Group NV, GDR	12,244	448,215
	X5 Retail Group NV, GDR	10,573	388,346
TOTAL RUSSIA			16,437,329
SINGAPORE — (0.7%)
	Accordia Golf Trust	309,000	149,084
	AEM Holdings, Ltd.	49,200	66,938
	Amara Holdings, Ltd.	25,000	7,777
	Aspial Corp., Ltd.	58,100	6,477
	Avarga, Ltd.	64,000	7,659
	Banyan Tree Holdings, Ltd.	203,300	60,216
	Best World International, Ltd.	114,600	42,452
	Bonvests Holdings, Ltd.	22,000	19,251
	Boustead Projects, Ltd.	15,189	10,548
	Boustead Singapore, Ltd.	179,533	99,878
	BreadTalk Group, Ltd.	94,600	39,712
	Bukit Sembawang Estates, Ltd.	46,200	152,749
	Bund Center Investment, Ltd.	64,750	27,933
	CapitaLand, Ltd.	431,400	1,136,814
	Centurion Corp., Ltd.	128,700	42,891
	China Aviation Oil Singapore Corp., Ltd.	132,800	111,150
	China Sunsine Chemical Holdings, Ltd.	230,000	81,266
	Chip Eng Seng Corp., Ltd.	201,000	85,775

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	City Developments, Ltd.	78,300	$603,484
	Civmec, Ltd.	16,000	4,460
	ComfortDelGro Corp., Ltd.	434,000	686,517
	CSE Global, Ltd.	83,500	31,067
	Dairy Farm International Holdings, Ltd.	39,800	204,465
	DBS Group Holdings, Ltd.	137,452	2,532,009
	Del Monte Pacific, Ltd.	179,159	19,316
	Delfi, Ltd.	21,900	15,423
	Duty Free International, Ltd.	91,400	10,187
*	Dyna-Mac Holdings, Ltd.	150,000	13,554
	Elec & Eltek International Co., Ltd.	5,000	8,293
*	Ezion Holdings, Ltd.	1,747,154	10,371
#*	Ezra Holdings, Ltd.	767,465	5,828
	Far East Orchard, Ltd.	55,776	46,456
	First Resources, Ltd.	228,800	284,152
	Food Empire Holdings, Ltd.	131,300	61,878
*	Fragrance Group, Ltd.	206,000	21,093
	Frasers Property, Ltd.	110,100	137,187
	Frencken Group, Ltd.	147,500	90,406
*	Gallant Venture, Ltd.	282,900	24,204
	Genting Singapore, Ltd.	826,000	516,943
	Geo Energy Resources, Ltd.	267,800	27,717
	GL, Ltd.	168,800	97,609
	Golden Agri-Resources, Ltd.	3,121,100	477,270
	Golden Energy & Resources, Ltd.	117,900	14,645
	Great Eastern Holdings, Ltd.	5,600	88,740
	GuocoLand, Ltd.	129,766	173,793
*	Halcyon Agri Corp., Ltd.	115,356	38,417
	Hiap Hoe, Ltd.	39,000	22,285
	Hi-P International, Ltd.	139,000	129,609
	Ho Bee Land, Ltd.	93,800	157,219
	Hong Fok Corp., Ltd.	141,220	80,406
*	Hong Leong Asia, Ltd.	145,600	62,630
	Hong Leong Finance, Ltd.	15,700	29,838
	Hongkong Land Holdings, Ltd.	139,200	738,867
	Hotel Grand Central, Ltd.	41,908	38,325
	Hutchison Port Holdings Trust	2,379,800	379,857
*	Hyflux, Ltd.	291,500	29
	iFAST Corp., Ltd.	57,100	42,512
	Indofood Agri Resources, Ltd.	175,000	40,964
	Japfa, Ltd.	286,440	114,858
	Jardine Cycle & Carriage, Ltd.	13,855	294,590
	Keppel Corp., Ltd.	213,800	1,039,137
	Keppel Infrastructure Trust	939,615	360,691
	KSH Holdings, Ltd.	66,000	18,709
	Lian Beng Group, Ltd.	154,500	56,502
	Low Keng Huat Singapore, Ltd.	66,000	20,125
	Mandarin Oriental International, Ltd.	21,800	36,740
*	Midas Holdings, Ltd.	550,500	14,523
*	mm2 Asia, Ltd.	135,400	21,214
	Nera Telecommunications, Ltd.	53,000	10,412
	NetLink NBN Trust	64,200	47,506
*	Oceanus Group, Ltd.	2,196,800	6,439
	Olam International, Ltd.	164,100	215,728
	OUE, Ltd.	151,300	159,338
	Oversea-Chinese Banking Corp., Ltd.	391,815	3,083,234
	Oxley Holdings, Ltd.	430,851	109,913
	Pan-United Corp., Ltd.	53,750	14,263
	Perennial Real Estate Holdings, Ltd.	18,900	6,996

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Q&M Dental Group Singapore, Ltd.	94,100	$31,375
	QAF, Ltd.	92,707	52,122
*	Raffles Education Corp., Ltd.	143,481	8,407
	Raffles Medical Group, Ltd.	53,614	40,852
	Riverstone Holdings, Ltd.	82,600	63,351
	SATS, Ltd.	142,070	472,882
	SBS Transit, Ltd.	22,300	59,111
	Sembcorp Industries, Ltd.	660,100	1,017,670
*	Sembcorp Marine, Ltd.	87,400	73,531
	Sheng Siong Group, Ltd.	234,900	211,486
	SIA Engineering Co., Ltd.	7,200	13,765
	SIIC Environment Holdings, Ltd.	409,000	70,383
	Sinarmas Land, Ltd.	520,200	88,664
	Sing Holdings, Ltd.	16,000	4,567
	Singapore Airlines, Ltd.	217,700	1,357,147
	Singapore Exchange, Ltd.	122,300	775,916
	Singapore Post, Ltd.	707,000	462,435
	Singapore Technologies Engineering, Ltd.	169,400	507,386
	Singapore Telecommunications, Ltd.	582,300	1,401,165
	Singapore Telecommunications, Ltd.	40,000	96,225
	Stamford Land Corp., Ltd.	150,000	54,926
	StarHub, Ltd.	209,100	220,500
	Sunningdale Tech, Ltd.	88,300	80,583
*	Swiber Holdings, Ltd.	105,749	1,581
	Tai Sin Electric, Ltd.	53,197	12,633
	Tuan Sing Holdings, Ltd.	233,079	52,698
	UMS Holdings, Ltd.	195,000	132,753
	United Industrial Corp., Ltd.	103,613	213,348
	United Overseas Bank, Ltd.	113,892	2,124,328
	UOB-Kay Hian Holdings, Ltd.	79,540	70,461
	UOL Group, Ltd.	142,255	826,370
	Valuetronics Holdings, Ltd.	371,680	197,169
	Venture Corp., Ltd.	103,600	1,223,356
	Vicom, Ltd.	4,600	26,012
	Wee Hur Holdings, Ltd.	112,500	17,660
	Wilmar International, Ltd.	111,000	316,083
	Wing Tai Holdings, Ltd.	211,800	309,858
*	Yongnam Holdings, Ltd.	124,875	13,581
TOTAL SINGAPORE			28,449,853
SOUTH AFRICA — (1.7%)
	Absa Group, Ltd.	216,901	1,973,842
	Adcock Ingram Holdings, Ltd.	37,617	126,962
	Adcorp Holdings, Ltd.	30,200	24,084
	Advtech, Ltd.	277,790	198,263
	AECI, Ltd.	68,185	473,941
	African Oxygen, Ltd.	57,335	82,635
	African Rainbow Minerals, Ltd.	56,227	629,773
	Afrimat, Ltd.	19,640	42,867
	Alexander Forbes Group Holdings, Ltd.	384,692	133,985
	Allied Electronics Corp., Ltd., Class A	61,028	92,231
	Alviva Holdings, Ltd.	57,884	54,449
	Anglo American Platinum, Ltd.	12,433	991,933
	AngloGold Ashanti, Ltd.	104,054	2,122,818
	AngloGold Ashanti, Ltd., Sponsored ADR	171,502	3,491,781
*	ArcelorMittal South Africa, Ltd.	140,868	12,087
*	Ascendis Health, Ltd.	67,523	4,477
*	Aspen Pharmacare Holdings, Ltd.	45,907	353,368
	Assore, Ltd.	13,290	214,101

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Astral Foods, Ltd.	27,568	$367,447
*	Aveng, Ltd.	2,478,114	3,302
	AVI, Ltd.	146,804	752,456
	Balwin Properties, Ltd.	30,346	6,738
	Barloworld, Ltd.	113,993	704,421
	Bid Corp., Ltd.	62,747	1,384,318
	Bidvest Group, Ltd. (The)	163,390	2,247,910
*	Blue Label Telecoms, Ltd.	196,376	35,793
	Capitec Bank Holdings, Ltd.	14,213	1,269,723
	Cashbuild, Ltd.	13,762	181,280
	Caxton and CTP Publishers and Printers, Ltd.	6,415	3,128
	City Lodge Hotels, Ltd.	18,314	86,725
	Clicks Group, Ltd.	69,704	1,124,624
	Coronation Fund Managers, Ltd.	81,420	225,997
	Curro Holdings, Ltd.	28,501	30,388
	DataTec, Ltd.	144,442	320,696
	Discovery, Ltd.	88,894	689,904
	Distell Group Holdings, Ltd.	14,489	125,957
*	enX Group, Ltd.	11,577	7,748
*	EOH Holdings, Ltd.	59,009	32,096
	Exxaro Resources, Ltd.	84,244	682,324
	Famous Brands, Ltd.	27,746	134,041
	FirstRand, Ltd.	570,026	2,184,592
	Foschini Group, Ltd. (The)	109,400	1,001,988
	Gold Fields, Ltd.	90,296	584,547
	Gold Fields, Ltd., Sponsored ADR	503,365	3,221,536
*	Grindrod Shipping Holdings, Ltd.	5,985	32,340
	Grindrod, Ltd.	239,421	76,711
*	Harmony Gold Mining Co., Ltd.	14,209	47,965
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	199,683	670,935
	Hudaco Industries, Ltd.	19,536	131,903
*	Impala Platinum Holdings, Ltd.	298,643	2,806,230
	Imperial Logistics, Ltd.	86,598	291,259
	Investec, Ltd.	48,449	268,528
*	Invicta Holdings, Ltd.	6,662	6,856
	Italtile, Ltd.	90,429	78,552
	JSE, Ltd.	40,604	295,235
	KAP Industrial Holdings, Ltd.	822,506	202,067
	Kumba Iron Ore, Ltd.	23,130	534,826
	Lewis Group, Ltd.	58,479	114,843
	Liberty Holdings, Ltd.	93,030	650,326
	Life Healthcare Group Holdings, Ltd.	988,382	1,649,864
*	Long4Life, Ltd.	13,949	3,466
	Massmart Holdings, Ltd.	71,090	236,586
	Merafe Resources, Ltd.	762,601	32,169
	Metair Investments, Ltd.	98,252	151,339
	MiX Telematics, Ltd., Sponsored ADR	7,590	99,277
	Momentum Metropolitan Holdings	572,855	763,210
	Motus Holdings Ltd.	34,337	183,829
	Mpact, Ltd.	81,828	84,233
	Mr. Price Group, Ltd.	67,867	764,659
	MTN Group, Ltd.	509,485	2,727,470
*	MultiChoice Group, Ltd.	104,551	743,185
	Murray & Roberts Holdings, Ltd.	181,217	128,468
*	Nampak, Ltd.	283,257	91,956
	Naspers, Ltd., Class N	6,440	1,044,546
	Nedbank Group, Ltd.	137,307	1,782,332
	NEPI Rockcastle P.L.C.	58,616	479,140
	Netcare, Ltd.	650,443	866,515

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Northam Platinum, Ltd.	122,047	$1,020,115
	Novus Holdings, Ltd.	13,400	1,977
	Oceana Group, Ltd.	38,491	161,921
	Old Mutual, Ltd.	258,830	297,449
	Old Mutual, Ltd.	1,048,747	1,228,619
*	Omnia Holdings, Ltd.	64,120	142,229
	Peregrine Holdings, Ltd.	133,208	168,933
	Pick n Pay Stores, Ltd.	137,682	594,189
	Pioneer Foods Group, Ltd.	54,309	393,110
*	PPC, Ltd.	620,481	94,931
	PSG Group, Ltd.	29,840	424,992
	Raubex Group, Ltd.	82,409	130,223
	RCL Foods, Ltd.	37,465	30,022
	Reunert, Ltd.	110,443	447,959
	Rhodes Food Group Pty, Ltd.	33,536	36,361
*	Royal Bafokeng Platinum, Ltd.	28,659	98,325
	Sanlam, Ltd.	357,151	1,748,816
	Santam, Ltd.	21,037	394,373
*	Sappi, Ltd.	339,247	859,566
	Sasol, Ltd.	6,235	99,050
	Sasol, Ltd., Sponsored ADR	83,230	1,312,537
	Shoprite Holdings, Ltd.	50,371	390,958
*	Sibanye Gold, Ltd.	822,803	2,119,231
*	Sibanye Gold, Ltd., Sponsored ADR	49,830	508,267
	SPAR Group, Ltd. (The)	95,379	1,213,580
	Spur Corp., Ltd.	23,750	37,902
	Standard Bank Group, Ltd.	263,436	2,747,838
*	Steinhoff International Holdings NV	314,204	18,825
*	Sun International, Ltd.	73,525	170,239
*	Super Group, Ltd.	233,589	388,007
	Telkom SA SOC, Ltd.	188,008	400,951
	Tiger Brands, Ltd.	43,213	565,115
*	Tongaat Hulett, Ltd.	204,552	18,939
	Transaction Capital, Ltd.	185,160	299,033
*	Trencor, Ltd.	88,428	54,727
	Truworths International, Ltd.	251,587	734,562
	Tsogo Sun Gaming, Ltd.	341,104	246,298
	Vodacom Group, Ltd.	114,626	891,014
	Wilson Bayly Holmes-Ovcon, Ltd.	29,309	254,474
	Woolworths Holdings, Ltd.	403,134	1,181,492
TOTAL SOUTH AFRICA			68,401,245
SOUTH KOREA — (3.3%)
	ABco Electronics Co., Ltd.	3,072	13,210
*	Able C&C Co., Ltd.	1,922	15,563
	ABOV Semiconductor Co., Ltd.	3,017	17,784
*	Abpro Bio Co., Ltd.	33,350	18,178
	ADTechnology Co., Ltd.	1,688	38,370
	Advanced Nano Products Co., Ltd.	930	12,114
	Advanced Process Systems Corp.	4,264	104,485
	Aekyung Petrochemical Co., Ltd.	4,580	29,932
	AfreecaTV Co., Ltd.	2,962	132,398
*	Agabang&Company	9,906	35,284
	Ahn-Gook Pharmaceutical Co., Ltd.	2,769	24,124
	Ahnlab, Inc.	579	31,543
	AJ Networks Co., Ltd.	6,725	27,559
*	Ajin Industrial Co., Ltd.	13,993	27,963
	AK Holdings, Inc.	2,876	72,568
	ALUKO Co., Ltd.	14,837	30,167

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Amorepacific Corp.	1,320	$204,314
	AMOREPACIFIC Group	1,754	104,919
*	Amotech Co., Ltd.	3,651	78,933
*	Ananti, Inc.	2,017	15,095
*	Aprogen pharmaceuticals, Inc.	12,443	13,609
*	APS Holdings Corp.	6,201	54,425
	Asia Cement Co., Ltd.	960	53,593
	ASIA Holdings Co., Ltd.	567	48,244
	Asia Paper Manufacturing Co., Ltd.	2,188	63,254
*	Asiana Airlines, Inc.	77,860	293,890
	Aurora World Corp.	4,405	41,930
	Austem Co., Ltd.	8,124	13,755
	Autech Corp.	5,453	50,544
	Avaco Co., Ltd.	3,211	15,327
	Baiksan Co., Ltd.	6,645	40,314
*	Barun Electronics Co., Ltd.	16,346	1,075
	Bcworld Pharm Co., Ltd.	1,008	11,348
	BGF retail Co., Ltd.	2,200	302,802
*	BH Co., Ltd.	8,461	146,565
*	Binex Co., Ltd.	2,368	14,231
	Binggrae Co., Ltd.	1,244	55,028
	BioSmart Co., Ltd.	2,999	10,249
	BNK Financial Group, Inc.	86,516	487,968
	Boditech Med, Inc.	4,164	48,133
	Bookook Securities Co., Ltd.	1,701	29,163
	Boryung Pharmaceutical Co., Ltd.	6,452	72,675
*	Bubang Co., Ltd.	10,013	20,116
	Bukwang Pharmaceutical Co., Ltd.	1,767	20,121
	BYC Co., Ltd.	52	9,700
*	BYON Co., Ltd.	8,350	8,112
	Byucksan Corp.	23,697	33,087
*	CammSys Corp.	14,666	38,614
	Capro Corp.	15,677	39,071
*	Caregen Co., Ltd.	323	7,775
	Cell Biotech Co., Ltd.	1,655	23,043
*	Celltrion Pharm, Inc.	580	19,989
*	Celltrion, Inc.	3,181	433,326
	Changhae Ethanol Co., Ltd.	2,313	24,015
	Cheil Worldwide, Inc.	10,687	188,945
	Chemtronics Co., Ltd.	2,970	37,671
*	ChinHung International, Inc.	4,637	8,624
	Choheung Corp.	61	7,023
	Chokwang Paint, Ltd.	1,963	8,497
	Chong Kun Dang Pharmaceutical Corp.	1,950	150,653
	Chongkundang Holdings Corp.	956	89,339
*	Chorokbaem Media Co., Ltd.	19,854	20,964
	Chungdahm Learning, Inc.	2,571	37,298
	CJ CGV Co., Ltd.	4,890	106,434
	CJ CheilJedang Corp.	4,075	804,205
	CJ Corp.	8,243	567,959
	CJ ENM Co., Ltd.	4,829	552,334
	CJ Freshway Corp.	1,946	41,707
*	CJ Logistics Corp.	1,786	217,001
	CKD Bio Corp.	1,422	33,362
	Clean & Science Co., Ltd.	1,813	45,138
*	CMG Pharmaceutical Co., Ltd.	8,581	25,331
	Com2uSCorp	2,534	213,897
	Commax Co., Ltd.	3,085	10,008
	Cosmax BTI, Inc.	1,158	11,383

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	COSMAX NBT Inc.	2,647	$14,613
	Cosmax, Inc.	2,380	134,538
*	COSON Co., Ltd.	3,351	15,967
	COWELL FASHION Co., Ltd.	10,296	44,012
	Crown Confectionery Co., Ltd.	3,461	23,493
	CROWNHAITAI Holdings Co., Ltd.	6,390	53,673
*	CrucialTec Co., Ltd.	12,543	9,016
	CS Wind Corp.	538	16,444
*	CTC BIO, Inc.	2,495	12,935
	Cuckoo Holdings Co., Ltd.	280	24,701
	Cuckoo Homesys Co., Ltd.	2,354	74,716
	Cymechs, Inc.	2,495	24,095
	D.I Corp.	7,893	21,607
	Dae Dong Industrial Co., Ltd.	8,847	38,301
	Dae Hwa Pharmaceutical Co., Ltd.	2,230	20,520
	Dae Hyun Co., Ltd.	11,980	22,522
*	Dae Won Chemical Co., Ltd.	6,000	6,869
	Dae Won Kang Up Co., Ltd.	13,591	38,029
*	Dae Young Packaging Co., Ltd.	26,795	31,285
	Daechang Co., Ltd.	10,260	11,087
*	Daehan New Pharm Co., Ltd.	2,481	22,282
	Daehan Steel Co., Ltd.	5,480	25,053
	Dae-Il Corp.	11,265	17,887
	Daelim B&Co Co., Ltd.	2,393	7,921
*	Daelim C&S Co., Ltd.	1,152	6,446
	Daelim Industrial Co., Ltd.	9,207	618,648
*	Daemyung Corp. Co., Ltd.	7,420	8,563
	Daeryuk Can Co., Ltd.	5,718	19,274
	Daesang Corp.	9,659	168,482
	Daesang Holdings Co., Ltd.	7,797	38,479
*	Daesung Industrial Co., Ltd.	9,975	27,544
*	Daewon Cable Co., Ltd.	7,277	6,371
	Daewon Media Co., Ltd.	2,936	15,432
	Daewon Pharmaceutical Co., Ltd.	3,718	49,078
*	Daewoo Engineering & Construction Co., Ltd.	59,880	216,405
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	17,168	352,232
	Daewoong Co., Ltd.	6,975	66,563
	Daewoong Pharmaceutical Co., Ltd.	172	16,897
	Daihan Pharmaceutical Co., Ltd.	2,757	70,930
	Daishin Securities Co., Ltd.	16,973	150,029
*	Danal Co., Ltd.	12,134	30,390
	Danawa Co., Ltd.	1,579	31,679
*	Dasan Networks, Inc.	1,978	12,407
	Dawonsys Co., Ltd.	1,073	14,800
*	Dayou Plus Co., Ltd.	35,302	20,511
	DB Financial Investment Co., Ltd.	20,826	67,131
	DB HiTek Co., Ltd.	26,181	586,206
	DB Insurance Co., Ltd.	30,976	1,096,391
*	DB, Inc.	15,824	10,416
	Dentium Co., Ltd.	1,909	77,350
*	Deutsch Motors, Inc.	10,784	71,636
	Development Advance Solution Co., Ltd.	2,470	11,504
	DGB Financial Group, Inc.	64,502	349,215
	DHP Korea Co., Ltd.	2,180	13,894
	DI Dong Il Corp.	781	47,001
	Digital Daesung Co., Ltd.	3,145	19,833
*	DIO Corp.	774	24,393
*	Diostech Co., Ltd.	2,630	1,399
	DMS Co., Ltd.	7,933	34,227

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DNF Co., Ltd.	3,673	$29,748
	Dohwa Engineering Co., Ltd.	2,151	14,312
	Dong-A Socio Holdings Co., Ltd.	701	54,974
	Dong-A ST Co., Ltd.	560	43,857
	Dong-Ah Geological Engineering Co., Ltd.	5,490	72,553
	Dongbang Transport Logistics Co., Ltd.	10,932	12,706
	Dongjin Semichem Co., Ltd.	14,691	212,083
	DongKook Pharmaceutical Co., Ltd.	1,504	109,760
	Dongkuk Industries Co., Ltd.	16,033	32,306
*	Dongkuk Steel Mill Co., Ltd.	28,589	116,702
	Dongkuk Structures & Construction Co., Ltd.	5,855	10,924
	Dongsuh Cos., Inc.	897	12,179
	Dongsung Chemical Co., Ltd.	1,451	20,534
	DONGSUNG Corp.	8,113	30,925
	Dongwha Enterprise Co., Ltd.	2,674	37,642
	Dongwha Pharm Co., Ltd.	6,113	40,425
	Dongwon F&B Co., Ltd.	458	80,093
	Dongwon Industries Co., Ltd.	960	162,247
	Dongwon Systems Corp.	803	16,887
*	Dongyang Steel Pipe Co., Ltd.	6,370	5,172
	Doosan Bobcat, Inc.	9,805	252,119
	Doosan Co., Ltd.	2,554	133,430
*	Doosan Fuel Cell Co., Ltd.	8,541	52,671
*	Doosan Heavy Industries & Construction Co., Ltd.	76,474	346,205
*	Doosan Infracore Co., Ltd.	88,899	362,104
*	Doosan Solus Co., Ltd.	4,708	101,214
	DoubleUGames Co., Ltd.	2,375	93,050
	Douzone Bizon Co., Ltd.	6,519	488,571
	DRB Holding Co., Ltd.	4,715	20,258
*	Dreamus Co.	2,777	12,764
	DSR Wire Corp.	4,487	16,101
	DTR Automotive Corp.	1,624	39,361
*	Duk San Neolux Co., Ltd.	1,045	24,383
	DY Corp.	8,589	36,019
	DY POWER Corp.	3,503	29,515
	e Tec E&C, Ltd.	1,035	54,808
	E1 Corp.	740	27,476
	Eagon Holdings Co., Ltd.	16,383	34,115
	Eagon Industrial, Ltd.	2,793	15,083
	Easy Bio, Inc.	19,995	76,321
	Ecopro Co., Ltd.	5,558	93,697
	e-Credible Co., Ltd.	1,366	21,171
*	Elentec Co., Ltd.	8,635	34,489
	E-MART, Inc.	7,165	660,465
	EM-Tech Co., Ltd.	2,896	21,841
	ENF Technology Co., Ltd.	5,534	127,774
	Eo Technics Co., Ltd.	844	73,329
	Estechpharma Co., Ltd.	1,289	10,528
	Eugene Investment & Securities Co., Ltd.	30,725	59,610
	Eugene Technology Co., Ltd.	5,544	77,678
*	Eusu Holdings Co., Ltd.	5,858	30,478
	EVERDIGM Corp.	5,587	19,364
	F&F Co., Ltd.	2,079	174,860
	Farmsco	10,715	36,036
*	FarmStory Co., Ltd.	27,766	22,820
*	Feelux Co., Ltd.	2,399	12,342
	Fila Holdings Corp.	19,444	711,869
	Fine Semitech Corp.	5,871	40,753
*	Foosung Co., Ltd.	15,917	110,865

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Gabia, Inc.	4,066	$30,615
*	Gamevil, Inc.	729	16,904
	Gaon Cable Co., Ltd.	1,340	22,351
*	Gigalane Co., Ltd.	5,905	7,294
	GMB Korea Corp.	5,922	25,902
*	GNCO Co., Ltd.	4,594	5,278
	GOLFZON Co., Ltd.	1,146	53,889
	Golfzon Newdin Holdings Co., Ltd.	11,193	33,461
	Grand Korea Leisure Co., Ltd.	4,938	75,209
	Green Cross Cell Corp.	495	15,396
	Green Cross Holdings Corp.	846	14,433
	GS Engineering & Construction Corp.	29,104	675,372
	GS Global Corp.	24,411	40,262
	GS Holdings Corp.	37,024	1,411,221
	GS Retail Co., Ltd.	6,051	200,458
	Gwangju Shinsegae Co., Ltd.	211	28,760
*	GY Commerce Co., Ltd.	4,617	1,634
	Hae In Corp.	3,117	10,442
	HAESUNG DS Co., Ltd.	5,280	77,951
	Haimarrow Food Service Co., Ltd.	7,857	18,117
	Haitai Confectionery & Foods Co., Ltd.	2,877	16,712
*	Halla Corp.	12,234	27,350
	Halla Holdings Corp.	4,259	148,960
*	Han Chang Corp.	8,680	20,055
	Han Kuk Carbon Co., Ltd.	7,973	50,336
	Hana Financial Group, Inc.	70,132	1,938,133
	Hana Micron, Inc.	9,004	45,385
	Hana Tour Service, Inc.	3,373	125,792
*	Hanall Biopharma Co., Ltd.	1,459	30,638
	Hancom MDS, Inc.	1,513	14,060
	Hancom, Inc.	5,157	47,596
	Handok, Inc.	2,285	44,347
	Handsome Co., Ltd.	5,040	115,076
	Hanil Cement Co., Ltd.	949	61,059
	Hanil Holdings Co., Ltd.	777	24,661
	Hanil Hyundai Cement Co., Ltd.	418	9,856
	Hanjin Kal Corp.	2,105	72,086
	Hanjin Transportation Co., Ltd.	4,500	123,711
	Hankook Shell Oil Co., Ltd.	303	75,961
	Hankook Tire & Technology Co., Ltd.	27,900	665,772
	Hankuk Paper Manufacturing Co., Ltd.	1,891	25,682
	Hanmi Pharm Co., Ltd.	389	90,527
	Hanmi Science Co., Ltd.	437	11,682
	Hanmi Semiconductor Co., Ltd.	11,809	84,828
	HanmiGlobal Co., Ltd.	2,183	15,402
	Hanon Systems	20,050	175,694
	Hans Biomed Corp.	747	14,154
	Hansae Co., Ltd.	1,440	18,135
	Hansae Yes24 Holdings Co., Ltd.	4,846	25,390
	Hanshin Construction	4,668	52,574
	Hanshin Machinery Co.	5,751	7,223
	Hansol Chemical Co., Ltd.	2,613	237,510
*	Hansol Holdings Co., Ltd.	18,533	54,043
	Hansol HomeDeco Co., Ltd.	25,503	22,109
	Hansol Paper Co., Ltd.	11,893	141,573
*	Hansol Technics Co., Ltd.	11,263	81,492
	Hanssem Co., Ltd.	1,642	97,277
*	Hanwha Aerospace Co., Ltd.	13,618	368,246
	Hanwha Corp.	17,230	309,580

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha General Insurance Co., Ltd.	43,849	$85,539
*	Hanwha Investment & Securities Co., Ltd.	73,030	117,121
	Hanwha Life Insurance Co., Ltd.	213,966	364,432
*	Hanwha Solutions Corp.	38,826	538,669
	Hanyang Eng Co., Ltd.	5,129	50,120
	Hanyang Securities Co., Ltd.	1,630	13,065
*	Harim Co., Ltd.	9,249	19,913
	Harim Holdings Co., Ltd.	6,414	41,463
	HB Technology Co., Ltd.	8,492	18,396
	HDC Holdings Co., Ltd.	21,227	176,993
	HDC Hyundai Engineering Plastics Co., Ltd.	10,659	37,577
*	Heung-A Shipping Co., Ltd.	46,930	15,689
*	Heungkuk Fire & Marine Insurance Co., Ltd.	26,951	66,056
	High Tech Pharm Co., Ltd.	1,557	14,588
*	Hisem Co., Ltd.	2,318	12,638
	Hite Jinro Co., Ltd.	10,758	268,855
	Hitejinro Holdings Co., Ltd.	3,737	44,125
	HJ Magnolia Yongpyong Hotel & Resort Corp.	8,820	38,854
*	HLB, Inc.	1,121	85,020
*	Home Center Holdings Co., Ltd.	13,350	13,991
*	Homecast Co., Ltd.	5,594	18,187
	Hotel Shilla Co., Ltd.	9,154	661,198
	HS Industries Co., Ltd.	24,285	228,205
	HS R&A Co., Ltd.	23,290	40,033
*	HSD Engine Co., Ltd.	6,158	20,715
	Huchems Fine Chemical Corp.	12,983	211,504
*	Hugel, Inc.	81	29,515
*	Humax Co., Ltd.	8,415	32,048
	Humedix Co., Ltd.	667	11,113
*	Huneed Technologies	4,349	23,281
	Huons Co., Ltd.	2,213	87,848
	Huons Global Co., Ltd.	1,810	45,690
	Huvis Corp.	6,198	29,345
	Huvitz Co., Ltd.	4,275	37,554
	Hwa Shin Co., Ltd.	8,784	24,261
	Hwail Pharm Co., Ltd.	2,876	15,630
	Hwangkum Steel & Technology Co., Ltd.	5,202	28,603
	Hwaseung Enterprise Co., Ltd.	2,081	27,300
	Hy-Lok Corp.	3,588	46,778
*	Hyosung Advanced Materials Corp.	1,295	107,192
	Hyosung Chemical Corp.	922	90,546
	Hyosung Corp.	6,436	381,690
	Hyosung TNC Co., Ltd.	1,251	172,150
*	Hyundai Bioscience Co., Ltd.	1,683	16,336
	Hyundai BNG Steel Co., Ltd.	4,605	31,675
	Hyundai Construction Equipment Co., Ltd.	4,756	104,684
	Hyundai Corp.	2,255	29,605
	Hyundai Department Store Co., Ltd.	4,534	294,298
*	Hyundai Electric & Energy System Co., Ltd.	9,398	76,409
*	Hyundai Elevator Co., Ltd.	3,637	182,516
	Hyundai Engineering & Construction Co., Ltd.	17,569	554,660
	Hyundai Glovis Co., Ltd.	5,345	655,613
	Hyundai Greenfood Co., Ltd.	27,727	238,192
	Hyundai Heavy Industries Holdings Co., Ltd.	1,682	382,783
	Hyundai Livart Furniture Co., Ltd.	5,239	48,412
	Hyundai Marine & Fire Insurance Co., Ltd.	39,512	724,845
	Hyundai Motor Co.	14,724	1,528,530
	Hyundai Motor Securities Co., Ltd.	9,464	74,619
*	Hyundai Rotem Co., Ltd.	3,655	42,840

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Steel Co.	22,674	$531,857
	Hyundai Telecommunication Co., Ltd.	3,577	22,385
	Hyundai Wia Corp.	8,508	301,907
	HyVision System, Inc.	3,080	30,835
*	iA, Inc.	22,640	8,914
	ICD Co., Ltd.	5,842	75,179
*	IHQ, Inc.	28,719	38,444
	Il Dong Pharmaceutical Co., Ltd.	3,128	40,800
	Iljin Diamond Co., Ltd.	976	21,696
*	Iljin Electric Co., Ltd.	5,010	13,341
	Iljin Holdings Co., Ltd.	9,856	37,529
*	Iljin Materials Co., Ltd.	1,588	62,837
*	Ilyang Pharmaceutical Co., Ltd.	972	19,438
*	IM Co., Ltd.	18,750	16,352
	iMarketKorea, Inc.	5,580	43,317
	InBody Co., Ltd.	3,074	53,548
*	Industrial Bank of Korea	53,684	480,934
	INITECH Co., Ltd.	3,292	14,862
	Innocean Worldwide, Inc.	1,400	82,962
*	Innox Advanced Materials Co., Ltd.	1,319	51,644
*	Inscobee, Inc.	32,730	76,323
*	Insun ENT Co., Ltd.	6,974	42,530
	Interojo Co., Ltd.	2,055	46,309
	Interpark Corp.	1,465	5,676
	Interpark Holdings Corp.	19,400	32,538
	Inzi Controls Co., Ltd.	5,879	22,869
	INZI Display Co., Ltd.	6,794	11,071
*	Iones Co., Ltd.	3,321	18,327
	IS Dongseo Co., Ltd.	10,228	244,856
	ISC Co., Ltd.	3,461	34,135
	i-SENS, Inc.	2,574	49,293
	ISU Chemical Co., Ltd.	4,844	37,098
	IsuPetasys Co., Ltd.	3,544	11,107
	It's Hanbul Co., Ltd.	391	5,714
	Jahwa Electronics Co., Ltd.	3,600	29,805
*	Jayjun Cosmetic Co., Ltd.	4,560	14,890
	JB Financial Group Co., Ltd.	74,744	318,748
	JC Hyun System, Inc.	3,025	11,749
*	Jcontentree Corp.	1,286	41,719
*	Jeju Semiconductor Corp.	2,916	8,926
	Jejuair Co., Ltd.	3,539	64,526
	Jinsung T.E.C.	6,911	35,550
	JLS Co., Ltd.	3,439	21,464
	JS Corp.	1,371	12,137
	Jusung Engineering Co., Ltd.	12,280	69,915
	JVM Co., Ltd.	239	5,378
	JW Life Science Corp.	2,832	44,979
	JW Pharmaceutical Corp.	946	23,015
	JYP Entertainment Corp.	7,188	146,584
*	Kakao Corp.	1,059	139,597
	Kangnam Jevisco Co., Ltd.	1,061	17,090
	Kangwon Land, Inc.	8,480	195,213
	KAON Media Co., Ltd.	5,253	30,954
*	KB Financial Group, Inc.	36,689	1,349,619
*	KB Financial Group, Inc., ADR	12,984	474,306
	KC Co., Ltd.	3,540	47,148
	KC Green Holdings Co., Ltd.	5,380	21,719
	KC Tech Co., Ltd.	4,198	71,036
	KCC Engineering & Construction Co., Ltd.	3,969	19,878

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KCTC	5,280	$11,236
*	KEC Corp.	44,982	36,694
	KEPCO Engineering & Construction Co., Inc.	860	14,057
	KEPCO Plant Service & Engineering Co., Ltd.	2,501	78,357
	Keyang Electric Machinery Co., Ltd.	7,846	18,641
*	KEYEAST Co., Ltd.	20,377	51,765
	KG Chemical Corp.	5,320	52,716
	KG Eco Technology Service Co., Ltd.	5,045	12,769
	Kginicis Co., Ltd.	7,157	105,246
	KGMobilians Co., Ltd.	5,711	26,784
	Kia Motors Corp.	19,843	674,916
	KINX, Inc.	628	23,907
	KISWIRE, Ltd.	3,301	49,509
*	Kiwi Media Group Co., Ltd.	40,032	3,779
	KIWOOM Securities Co., Ltd.	3,976	232,676
	KMH Co., Ltd.	5,485	24,551
*	KMW Co., Ltd.	3,893	157,763
*	Kodaco Co., Ltd.	17,987	12,422
	Koentec Co., Ltd.	6,483	46,192
	Koh Young Technology, Inc.	3,269	249,337
	Kolmar BNH Co., Ltd.	2,817	62,023
	Kolmar Korea Holdings Co., Ltd.	2,909	51,267
	Kolon Corp.	3,004	38,281
	Kolon Global Corp.	2,357	17,260
	Kolon Industries, Inc.	6,395	224,064
	Kolon Plastic, Inc.	3,939	13,134
	KoMiCo, Ltd.	1,777	39,813
*	KONA I Co., Ltd.	1,490	19,046
	Korea Aerospace Industries, Ltd.	5,693	142,343
	Korea Asset In Trust Co., Ltd.	27,927	68,530
	Korea Autoglass Corp.	5,301	66,249
	Korea Cast Iron Pipe Industries Co., Ltd.	2,160	17,051
*	Korea Circuit Co., Ltd.	4,621	37,902
*	Korea District Heating Corp.	551	19,210
*	Korea Electric Power Corp., Sponsored ADR	14,609	154,417
*	Korea Electric Power Corp.	4,467	94,499
	Korea Electric Terminal Co., Ltd.	2,571	81,867
	Korea Export Packaging Industrial Co., Ltd.	1,272	21,091
	Korea Gas Corp.	4,518	122,425
*	Korea Information & Communications Co., Ltd.	4,831	30,532
	Korea Information Certificate Authority, Inc.	4,361	12,964
	Korea Investment Holdings Co., Ltd.	13,153	723,424
*	Korea Line Corp.	8,577	146,030
	Korea Petrochemical Ind Co., Ltd.	2,039	157,467
	Korea Real Estate Investment & Trust Co., Ltd.	83,855	140,566
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,275	591,288
	Korea United Pharm, Inc.	3,679	50,525
	Korea Zinc Co., Ltd.	699	221,746
	Korean Air Lines Co., Ltd.	39,843	781,130
	Korean Reinsurance Co.	52,000	374,798
	Kortek Corp.	5,148	51,506
	KPX Chemical Co., Ltd.	1,049	47,157
	KSS LINE, Ltd.	8,759	51,116
*	KT Corp., Sponsored ADR	14,332	149,339
*	KT Hitel Co., Ltd.	5,172	22,014
	KT Skylife Co., Ltd.	14,519	105,261
*	KT&G Corp.	9,033	717,795
*	KTB Investment & Securities Co., Ltd.	28,526	50,681
	KTCS Corp.	17,023	29,310

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kukdo Chemical Co., Ltd.	1,090	$37,682
	Kukdong Oil & Chemicals Co., Ltd.	5,000	14,048
	Kumho Petrochemical Co., Ltd.	8,110	439,093
*	Kumho Tire Co., Inc.	29,214	93,269
	Kumkang Kind Co., Ltd.	7,285	20,806
	Kwang Dong Pharmaceutical Co., Ltd.	9,744	52,117
*	Kwang Myung Electric Co., Ltd.	4,580	8,124
	Kyeryong Construction Industrial Co., Ltd.	4,548	67,837
	Kyobo Securities Co., Ltd.	10,286	74,495
	Kyongbo Pharmaceutical Co., Ltd.	5,796	40,397
	Kyung Dong Navien Co., Ltd.	1,778	60,628
	Kyungbang Co., Ltd.	6,447	49,244
	KyungDong City Gas Co., Ltd.	1,197	18,549
	Kyungdong Pharm Co., Ltd.	4,078	27,267
	Kyung-In Synthetic Corp.	6,920	48,022
*	LB Semicon, Inc.	12,595	80,573
	LEADCORP, Inc. (The)	14,653	72,943
*	Leaders Cosmetics Co., Ltd.	848	3,491
	LEENO Industrial, Inc.	3,102	209,881
*	Leenos Corp.	10,531	11,417
	LF Corp.	9,236	115,412
	LG Chem, Ltd.	5,122	1,428,216
	LG Corp.	15,362	902,766
*	LG Display Co., Ltd., ADR	144,957	907,431
*	LG Display Co., Ltd.	27,349	346,428
	LG Electronics, Inc.	41,689	2,273,255
	LG Hausys, Ltd.	3,750	152,969
	LG HelloVision Co., Ltd.	17,066	72,631
	LG Household & Health Care, Ltd.	737	770,844
	LG Innotek Co., Ltd.	7,043	877,706
	LG International Corp.	11,639	117,277
	LG Uplus Corp.	93,210	1,031,693
	LIG Nex1 Co., Ltd.	1,280	29,722
	Lion Chemtech Co., Ltd.	1,399	8,911
*	LIS Co., Ltd.	1,218	10,405
	LMS Co., Ltd.	2,323	28,603
	Lock & Lock Co., Ltd.	3,971	46,131
	LOT Vacuum Co., Ltd.	2,626	20,279
	Lotte Chemical Corp.	5,135	805,444
	Lotte Chilsung Beverage Co., Ltd.	1,080	111,548
	Lotte Corp.	6,418	188,323
	LOTTE Fine Chemical Co., Ltd.	7,746	250,666
	Lotte Food Co., Ltd.	197	59,198
	LOTTE Himart Co., Ltd.	3,486	77,597
*	Lotte Non-Life Insurance Co., Ltd.	53,188	74,722
	Lotte Shopping Co., Ltd.	3,944	378,695
*	Lotte Tour Development Co., Ltd.	1,689	18,039
	LS Cable & System Asia, Ltd.	2,950	19,212
	LS Corp.	5,047	166,555
	LS Industrial Systems Co., Ltd.	6,112	267,131
*	Lumens Co., Ltd.	22,437	44,838
*	LVMC Holdings	13,279	45,151
	Macquarie Korea Infrastructure Fund	60,833	591,953
	Maeil Holdings Co., Ltd.	4,128	35,433
*	Magicmicro Co., Ltd.	7,947	4,109
	Mando Corp.	16,984	472,147
	Mcnex Co., Ltd.	6,556	190,272
*	ME2ON Co., Ltd.	8,057	35,558
*	Medipost Co., Ltd.	771	20,737

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Medy-Tox, Inc.	1,220	$327,475
	Meerecompany, Inc.	1,150	27,791
	MegaStudyEdu Co., Ltd.	3,356	123,762
	Meritz Financial Group, Inc.	16,897	150,853
	Meritz Fire & Marine Insurance Co., Ltd.	30,872	405,157
	Meritz Securities Co., Ltd.	128,077	389,015
*	Mezzion Pharma Co., Ltd.	179	24,450
*	Mgame Corp.	4,913	14,579
	MiCo, Ltd.	18,529	97,961
	Minwise Co., Ltd.	2,371	28,548
	Mirae Asset Daewoo Co., Ltd.	56,044	318,502
	Mirae Asset Life Insurance Co., Ltd.	45,023	157,804
*	Mirae Corp.	152,978	15,828
	Miwon Commercial Co., Ltd.	279	13,693
	Miwon Specialty Chemical Co., Ltd.	1,128	70,275
	Mobase Co., Ltd.	3,845	13,696
	Modetour Network, Inc.	262	3,198
	MonAmi Co., Ltd.	3,184	8,327
	Moorim P&P Co., Ltd.	12,956	41,974
	Moorim Paper Co., Ltd.	13,596	28,843
	Multicampus Co., Ltd.	752	21,789
	Namhae Chemical Corp.	4,401	28,334
*	Namsun Aluminum Co., Ltd.	3,792	12,606
*	Namuga Co., Ltd.	594	20,120
*	NanoenTek, Inc.	2,610	12,105
	Nasmedia Co., Ltd.	1,322	41,849
	NAVER Corp.	6,277	936,080
	NCSoft Corp.	1,285	680,725
	NeoPharm Co., Ltd.	1,311	44,364
*	Neowiz	3,317	47,069
	NEPES Corp.	9,458	183,560
*	Netmarble Corp.	492	36,484
*	Neuros Co., Ltd.	2,376	7,182
*	New Power Plasma Co., Ltd.	7,870	27,355
	Nexen Corp.	11,315	54,259
	Nexen Tire Corp.	21,618	146,409
*	Next Entertainment World Co., Ltd.	4,451	16,787
	NH Investment & Securities Co., Ltd.	45,555	414,983
	NHN KCP Corp.	4,623	92,597
	NICE Holdings Co., Ltd.	5,517	102,281
	Nice Information & Telecommunication, Inc.	2,812	66,954
	NICE Information Service Co., Ltd.	12,936	180,062
	NICE Total Cash Management Co., Ltd.	5,591	35,071
*	NK Co., Ltd.	11,386	10,126
	Nong Shim Holdings Co., Ltd.	919	59,520
	Nong Woo Bio Co., Ltd.	2,769	25,019
	NongShim Co., Ltd.	792	152,345
	Noroo Holdings Co., Ltd.	1,230	11,149
	NOROO Paint & Coatings Co., Ltd.	5,516	34,095
	NPC	3,066	9,759
	OCI Co., Ltd.	6,671	307,971
	OptoElectronics Solutions Co., Ltd.	2,293	80,135
	OPTRON-TEC, Inc.	11,325	59,772
	Orion Corp.	628	53,622
	Orion Holdings Corp.	9,992	129,071
*	Osstem Implant Co., Ltd.	4,830	169,842
	Ottogi Corp.	75	31,682
	Paik Kwang Industrial Co., Ltd.	13,521	35,730
*	Pan Ocean Co., Ltd.	46,097	151,993

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Pan-Pacific Co., Ltd.	12,857	$25,174
	Paradise Co., Ltd.	5,212	73,130
	Partron Co., Ltd.	18,711	172,214
*	Pearl Abyss Corp.	1,507	227,651
	Pharma Research Products Co., Ltd.	588	18,926
*	Pharmicell Co., Ltd.	2,963	19,050
	PNE Solution Co., Ltd.	2,025	18,063
	Poongsan Corp.	9,581	162,867
	POSCO, Sponsored ADR	33,942	1,507,364
	POSCO	1,578	285,884
	POSCO Chemical Co., Ltd.	6,847	323,750
	POSCO Coated & Color Steel Co., Ltd.	778	10,025
	Posco ICT Co., Ltd.	7,848	32,096
	Posco International Corp.	19,605	274,579
	Posco M-Tech Co., Ltd.	6,657	23,264
*	Power Logics Co., Ltd.	17,904	131,694
	Protec Co., Ltd.	2,555	34,867
	PSK, Inc.	4,173	77,585
	Pulmuone Co., Ltd.	8,790	77,192
	Pungkuk Alcohol Industry Co., Ltd.	1,529	19,960
	Pyeong Hwa Automotive Co., Ltd.	6,035	40,275
	Rayence Co., Ltd.	1,665	17,120
*	Redrover Co., Ltd.	12,814	4,919
	Reyon Pharmaceutical Co., Ltd.	1,719	19,786
	RFHIC Corp.	910	21,080
*	RFTech Co., Ltd.	6,617	44,233
	S&S Tech Corp.	4,200	53,037
	S&T Corp.	674	9,430
	S&T Motiv Co., Ltd.	3,768	122,850
	S-1 Corp.	4,010	306,157
	Sajo Industries Co., Ltd.	1,222	33,725
	Sajodaerim Corp.	851	10,224
*	Sajodongaone Co., Ltd.	16,592	13,360
	Sam Chun Dang Pharm Co., Ltd.	1,083	25,785
*	SAM KANG M&T Co., Ltd.	2,334	7,783
	Sam Yung Trading Co., Ltd.	4,091	54,688
	Sambo Motors Co., Ltd.	6,699	29,349
	Samchully Co., Ltd.	778	51,130
*	Samchuly Bicycle Co., Ltd.	1,364	6,410
	SAMHWA Paints Industrial Co., Ltd.	4,408	17,839
	Samick Musical Instruments Co., Ltd.	20,150	29,893
	Samick THK Co., Ltd.	1,844	20,632
	Samji Electronics Co., Ltd.	5,213	39,806
	Samjin LND Co., Ltd.	6,353	12,937
	Samjin Pharmaceutical Co., Ltd.	3,278	64,623
	Samkee Automotive Co., Ltd.	10,140	18,738
	Samkwang Glass Co., Ltd.	1,638	38,386
	Sammok S-Form Co., Ltd.	6,146	39,585
*	SAMPYO Cement Co., Ltd.	10,906	28,719
*	Samsung Biologics Co., Ltd.	81	32,555
	Samsung Card Co., Ltd.	10,356	328,460
	Samsung Electro-Mechanics Co., Ltd.	10,373	1,063,516
	Samsung Electronics Co., Ltd., GDR	9,769	11,380,550
	Samsung Electronics Co., Ltd.	475,932	22,051,352
*	Samsung Engineering Co., Ltd.	36,533	519,750
	Samsung Fire & Marine Insurance Co., Ltd.	8,587	1,511,875
*	Samsung Heavy Industries Co., Ltd.	79,524	437,862
	Samsung Life Insurance Co., Ltd.	10,090	583,865
*	Samsung Pharmaceutical Co., Ltd.	13,158	42,502

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDI Co., Ltd.	2,756	$627,371
	Samsung SDS Co., Ltd.	2,510	404,562
	Samsung Securities Co., Ltd.	20,002	584,339
	SAMT Co., Ltd.	28,477	57,264
	Samwha Capacitor Co., Ltd.	3,281	146,571
	Samyang Corp.	1,987	69,970
	Samyang Foods Co., Ltd.	1,538	129,748
	Samyang Holdings Corp.	1,661	77,106
	Sang-A Frontec Co., Ltd.	2,592	33,043
	Sangsin Brake	6,269	17,441
	Sangsin Energy Display Precision Co., Ltd.	1,581	11,692
	SaraminHR Co., Ltd.	2,474	59,272
	SAVEZONE I&C Corp.	10,599	25,577
*	S-Connect Co., Ltd.	28,101	47,099
*	SD Biotechnologies Co., Ltd.	2,671	14,154
*	SDN Co., Ltd.	14,510	30,302
	Seah Besteel Corp.	7,234	77,651
	SeAH Holdings Corp.	341	20,404
	SeAH Steel Corp.	578	25,308
	SeAH Steel Holdings Corp.	862	29,208
	Sebo Manufacturing Engineer Corp.	1,807	10,790
*	Seegene, Inc.	2,436	60,784
	Sejin Heavy Industries Co., Ltd.	5,545	18,652
	Sejong Industrial Co., Ltd.	4,410	16,636
*	Sekonix Co., Ltd.	4,832	27,218
	Sempio Foods Co.	12	311
	S-Energy Co., Ltd.	2,942	8,973
	Seohan Co., Ltd.	45,007	40,103
	Seohee Construction Co., Ltd.	54,883	49,388
	Seondo Electric Co., Ltd.	4,419	10,058
	Seoul Auction Co., Ltd.	2,802	12,977
	Seoul Semiconductor Co., Ltd.	19,446	230,473
	Seoyon Co., Ltd.	5,173	16,498
	Seoyon E-Hwa Co., Ltd.	2,891	11,929
*	Sewon Cellontech Co., Ltd.	8,094	17,162
	SEWOONMEDICAL Co., Ltd.	3,469	9,850
	SFA Engineering Corp.	12,841	433,919
*	SFA Semicon Co., Ltd.	43,839	202,300
*	SG Corp.	33,602	24,572
*	SG&G Corp.	1,946	2,950
*	Shin Poong Pharmaceutical Co., Ltd.	3,365	18,524
	Shindaeyang Paper Co., Ltd.	1,347	71,735
*	Shinhan Financial Group Co., Ltd.	29,195	952,720
*	Shinhan Financial Group Co., Ltd., ADR	18,630	603,426
	Shinil Industrial Co., Ltd.	17,933	26,890
	Shinsegae Engineering & Construction Co., Ltd.	1,204	25,298
	Shinsegae Food Co., Ltd.	965	54,269
	Shinsegae Information & Communication Co., Ltd.	117	10,949
	Shinsegae International, Inc.	380	64,365
	Shinsegae, Inc.	2,932	650,247
*	Shinsung E&G Co., Ltd.	17,911	13,261
*	Shinsung Tongsang Co., Ltd.	24,154	26,218
*	Shinwha Intertek Corp.	9,715	23,791
*	Shinwon Corp.	18,733	25,604
	SHOWBOX Corp.	14,133	38,367
*	Signetics Corp.	32,920	28,291
	SIGONG TECH Co., Ltd.	2,538	10,094
	Silicon Works Co., Ltd.	650	19,848
	SIMMTECH Co., Ltd.	8,945	81,018

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SIMPAC, Inc.	9,227	$19,693
	SK Bioland Co., Ltd.	3,311	57,203
	SK Chemicals Co., Ltd.	2,815	135,686
	SK D&D Co., Ltd.	694	15,809
	SK Discovery Co., Ltd.	6,508	126,065
	SK Gas, Ltd.	291	18,322
	SK Holdings Co., Ltd.	3,834	749,511
	SK Hynix, Inc.	78,942	6,006,408
	SK Innovation Co., Ltd.	10,608	1,141,704
	SK Materials Co., Ltd.	1,887	245,785
	SK Networks Co., Ltd.	59,521	245,858
	SK Securities Co., Ltd.	156,646	75,656
	SK Telecom Co., Ltd., Sponsored ADR	1,900	40,299
	SK Telecom Co., Ltd.	786	150,570
	SKC Co., Ltd.	9,852	424,999
*	SKC Solmics Co., Ltd.	12,624	35,022
	SKCKOLONPI, Inc.	4,450	143,049
	SL Corp.	6,248	87,082
*	SM Entertainment Co., Ltd.	683	18,505
*	S-MAC Co., Ltd.	38,704	33,839
	SMEC Co., Ltd.	8,184	14,396
*	SNU Precision Co., Ltd.	5,939	13,350
	S-Oil Corp.	1,188	74,794
*	Solid, Inc.	21,726	97,157
	Songwon Industrial Co., Ltd.	5,192	56,437
	Soulbrain Co., Ltd.	6,255	508,307
	SPC Samlip Co., Ltd.	824	52,382
	SPG Co., Ltd.	3,002	16,118
	Ssangyong Cement Industrial Co., Ltd.	48,615	200,324
*	Ssangyong Motor Co.	14,162	22,944
	Suheung Co., Ltd.	1,649	49,371
	Sun Kwang Co., Ltd.	1,342	17,367
	Sunchang Corp.	2,805	9,419
	Sung Kwang Bend Co., Ltd.	9,457	74,465
*	Sungchang Enterprise Holdings, Ltd.	29,253	37,422
	Sungdo Engineering & Construction Co., Ltd.	5,870	16,465
	Sungshin Cement Co., Ltd.	5,696	29,873
	Sungwoo Hitech Co., Ltd.	27,956	83,940
	Sunjin Co., Ltd.	4,399	31,851
*	Suprema HQ, Inc.	703	4,030
*	Suprema, Inc.	651	24,288
	SurplusGlobal, Inc.	3,060	6,600
*	Synopex, Inc.	20,512	42,258
	Systems Technology, Inc.	3,598	52,231
	Tae Kyung Industrial Co., Ltd.	1,986	8,874
*	Taewoong Co., Ltd.	4,708	29,011
	Taeyoung Engineering & Construction Co., Ltd.	25,371	290,661
*	Taihan Electric Wire Co., Ltd.	16,521	8,229
	Taihan Textile Co., Ltd.	1,266	20,963
	Tailim Packaging Co., Ltd.	8,922	27,116
*	TBH Global Co., Ltd.	5,201	10,386
	TechWing, Inc.	5,406	75,233
*	Telcon RF Pharmaceutical, Inc.	4,634	18,618
	Telechips, Inc.	1,183	10,297
	TES Co., Ltd.	7,619	148,010
	Tesna, Inc.	2,758	146,460
*	Theragen Etex Co., Ltd.	2,137	13,512
*	Thinkware Systems Corp.	2,319	13,546
*	TK Chemical Corp.	20,345	44,491

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TK Corp.	8,803	$73,878
	Tokai Carbon Korea Co., Ltd.	1,830	90,391
	Tongyang Life Insurance Co., Ltd.	20,755	62,209
	Top Engineering Co., Ltd.	5,140	37,453
	Toptec Co., Ltd.	6,539	56,427
	Tovis Co., Ltd.	8,847	63,549
	TS Corp.	2,334	37,122
*	T'way Holdings, Inc.	16,901	19,805
	Ubiquoss, Inc.	321	7,427
	UIL Co., Ltd.	5,306	21,045
*	Uni-Chem Co., Ltd.	6,955	10,454
*	Unick Corp.	3,277	16,162
	Unid Co., Ltd.	3,047	111,838
	Union Semiconductor Equipment & Materials Co., Ltd.	16,169	80,105
	Uniquest Corp.	3,824	21,131
	UniTest, Inc.	4,539	58,157
	Value Added Technology Co., Ltd.	2,976	76,806
	Very Good Tour Co., Ltd.	2,730	12,896
	Viatron Technologies, Inc.	5,732	41,622
	Vieworks Co., Ltd.	2,633	78,272
	Visang Education, Inc.	2,959	17,649
*	VT GMP Co., Ltd.	5,189	42,166
*	W Holding Co., Ltd.	24,735	6,315
*	Webzen, Inc.	3,631	43,836
*	Welcron Co., Ltd.	4,034	28,596
	Wemade Co., Ltd.	618	16,251
	Whanin Pharmaceutical Co., Ltd.	2,903	36,412
*	WillBes & Co. (The)	29,785	38,372
	Winix, Inc.	2,902	59,796
	Wins Co., Ltd.	945	10,601
	WiSoL Co., Ltd.	14,909	165,471
*	WONIK CUBE Corp.	8,997	13,803
*	Wonik Holdings Co., Ltd.	17,153	74,298
	WONIK IPS Co., Ltd.	10,145	286,873
	Wonik Materials Co., Ltd.	4,076	87,219
*	Wonik QnC Corp.	2,112	26,153
*	Woojin, Inc.	4,116	12,795
*	Woongjin Co., Ltd.	11,379	11,769
	Woongjin Coway Co., Ltd.	8,615	632,102
*	Woongjin Energy Co., Ltd.	2,621	754
*	Woori Financial Group, Inc., Sponsored ADR	2,923	74,235
	Woori Financial Group, Inc.	88,365	745,983
*	Woori Investment Bank Co., Ltd.	55,554	26,832
*	Wooridul Pharmaceutical, Ltd.	2,161	11,470
	Woorison F&G Co., Ltd.	12,563	17,798
	Woory Industrial Co., Ltd.	1,316	23,985
	Wooshin Systems Co., Ltd.	1,763	6,983
*	Woosu AMS Co., Ltd.	3,829	10,153
	Y G-1 Co., Ltd.	8,699	48,636
*	Yeong Hwa Metal Co., Ltd.	16,137	19,847
	YMC Co., Ltd.	6,786	46,194
*	Yonwoo Co., Ltd.	670	11,139
	Youlchon Chemical Co., Ltd.	2,827	29,479
	Young Poong Corp.	168	88,017
*	Youngone Corp.	8,136	209,808
	Youngone Holdings Co., Ltd.	2,822	97,875
*	YoungWoo DSP Co., Ltd.	5,383	10,168
*	Yuanta Securities Korea Co., Ltd.	52,438	117,386
	Yuhan Corp.	820	148,757

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Yungjin Pharmaceutical Co., Ltd.	7,605	$35,118
*	Yuyang DNU Co., Ltd.	3,440	11,643
	Zeus Co., Ltd.	2,458	27,750
TOTAL SOUTH KOREA			135,447,023
SPAIN — (1.7%)
	Acciona SA	15,118	1,715,987
	Acerinox SA	92,870	904,151
	ACS Actividades de Construccion y Servicios SA	56,107	1,865,376
	Aena SME SA	7,298	1,350,715
	Alantra Partners SA	614	10,441
	Almirall SA	15,964	236,110
	Amadeus IT Group SA	38,582	3,025,063
*	Amper SA	310,784	88,473
	Applus Services SA	77,383	897,919
	Atresmedia Corp. de Medios de Comunicacion SA	31,367	106,435
	Azkoyen SA	4,453	31,728
	Banco Bilbao Vizcaya Argentaria SA	273,322	1,414,877
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	38,831	198,816
	Banco de Sabadell SA	1,643,221	1,480,618
	Banco Santander SA	1,507,399	5,940,496
	Banco Santander SA, Sponsored ADR	245,240	961,341
*	Banco Santander SA	111,581	465,917
	Bankia SA	360,701	655,511
	Bankinter SA	218,108	1,414,342
	Bolsas y Mercados Espanoles SHMSF SA	43,757	1,697,376
	CaixaBank SA	363,632	1,062,813
	Cellnex Telecom SA	92,857	4,618,257
	Cia de Distribucion Integral Logista Holdings SA	17,660	396,274
	CIE Automotive SA	24,889	546,164
	Construcciones y Auxiliar de Ferrocarriles SA	7,787	346,089
	Ebro Foods SA	12,980	268,324
*	eDreams ODIGEO SA	21,208	103,849
	Elecnor SA	12,718	93,735
	Enagas SA	100,650	2,711,895
#	Ence Energia y Celulosa SA	81,778	330,820
	Endesa SA	32,657	896,666
	Ercros SA	66,827	191,837
	Euskaltel SA	37,378	352,221
	Faes Farma SA	167,040	910,311
	Ferrovial SA	20,816	661,223
*	Fluidra SA	15,954	196,092
	Fomento de Construcciones y Contratas SA	15,321	190,702
*	Global Dominion Access SA	50,319	184,202
	Grifols SA	29,198	980,621
	Grupo Catalana Occidente SA	12,576	413,005
*	Grupo Empresarial San Jose SA	4,536	32,419
*	Grupo Ezentis SA	46,082	21,911
	Iberdrola S.A.	744,541	8,146,273
	Iberpapel Gestion SA	351	9,714
*	Indra Sistemas SA	66,457	763,189
	Industria de Diseno Textil SA	63,563	2,137,437
	Laboratorios Farmaceuticos Rovi SA	824	22,700
	Liberbank SA	1,076,318	355,702
	Mapfre SA	249,439	638,353
*	Masmovil Ibercom SA	12,718	266,046
	Mediaset Espana Comunicacion SA	105,629	578,330
	Melia Hotels International SA	65,079	522,643
	Miquel y Costas & Miquel SA	11,594	193,656

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Naturgy Energy Group SA	66,262	$1,747,645
*	Obrascon Huarte Lain SA	51,945	60,754
*	Pharma Mar SA	14,094	64,653
*	Promotora de Informaciones SA, Class A	111,527	168,699
	Prosegur Cia de Seguridad SA	118,571	467,582
*	Quabit Inmobiliaria SA	39,123	45,925
*	Realia Business SA	69,999	69,887
	Red Electrica Corp. SA	81,030	1,621,106
	Repsol SA, Sponsored ADR	48,980	671,856
	Repsol SA	192,427	2,648,330
	Sacyr S.A.	200,469	574,660
	Sacyr SA	4,358	12,518
	Siemens Gamesa Renewable Energy SA	29,868	476,054
*	Solaria Energia y Medio Ambiente SA	5,790	54,218
*	Talgo SA	27,797	183,775
*	Tecnicas Reunidas SA	3,605	87,748
	Telefonica SA, Sponsored ADR	47,435	319,238
	Telefonica SA	375,794	2,541,760
	Tubacex SA	35,530	100,497
	Unicaja Banco SA	96,067	96,074
	Vidrala SA	7,255	778,335
	Viscofan SA	19,692	1,048,287
	Vocento SA	6,696	8,463
	Zardoya Otis SA	54,312	409,221
TOTAL SPAIN			67,862,450
SWEDEN — (2.0%)
	AAK AB	56,830	1,067,888
	AcadeMedia AB	20,224	121,436
*	Adapteo Oyj	20,921	244,518
	AddLife AB, Class B	3,548	107,727
	AddNode Group AB	8,186	165,410
	AddTech AB, Class B	15,502	474,442
	AF POYRY AB	29,713	754,689
	Alfa Laval AB	48,025	1,198,854
	Alimak Group AB	8,628	118,412
	Arjo AB, Class B	48,778	233,658
	Assa Abloy AB, Class B	19,435	461,315
	Atlas Copco AB, Class A	47,532	1,682,348
	Atlas Copco AB, Class B	27,621	858,555
	Atrium Ljungberg AB, Class B	10,437	252,337
	Attendo AB	40,806	224,506
	Avanza Bank Holding AB	35,135	344,238
	Axfood AB	27,831	577,075
	BE Group AB	1,844	6,977
	Beijer Alma AB	22,051	333,852
	Beijer Electronics Group AB	9,700	56,770
	Beijer Ref AB	17,619	529,981
	Bergman & Beving AB	12,025	108,131
	Besqab AB	1,033	15,361
	Betsson AB	70,099	300,606
	Bilia AB, Class A	61,438	674,415
	BillerudKorsnas AB	83,624	1,074,557
	BioGaia AB, Class B	6,804	294,510
	Biotage AB	17,611	220,054
	Bjorn Borg AB	11,488	29,627
	Boliden AB	105,287	2,499,536
	Bonava AB, Class B	32,578	291,418
	Bravida Holding AB	17,041	155,337

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bufab AB	15,696	$214,644
	Bulten AB	6,216	46,233
*	Byggmax Group AB	31,325	93,433
	Castellum AB	18,860	463,321
	Catena AB	6,264	271,202
	Clas Ohlson AB, Class B	5,198	55,098
	Cloetta AB, Class B	96,906	341,572
*	Collector AB	5,084	15,979
	Concentric AB	20,211	322,920
	Coor Service Management Holding AB	4,969	45,439
	Corem Property Group AB, Class B	21,057	61,003
	Dios Fastigheter AB	33,367	307,698
	Dometic Group AB	146,048	1,328,228
*	Doro AB	9,675	47,652
	Duni AB	11,410	155,532
	Dustin Group AB	29,000	224,206
	Eastnine AB	8,283	120,871
	Elanders AB, Class B	2,164	19,897
	Electrolux AB, Class B	44,147	1,047,300
	Elekta AB, Class B	34,531	395,513
*	Eltel AB	18,432	35,504
*	Enea AB	6,373	108,834
	Epiroc AB, Class A	40,318	466,419
	Epiroc AB, Class B	38,078	430,346
	Essity AB, Class A	3,204	101,875
	Essity AB, Class B	79,422	2,521,324
	eWork Group AB	3,724	30,002
	Fabege AB	24,212	415,033
	Fagerhult AB	11,474	70,726
*	Fastighets AB Balder, Class B	8,434	400,115
	FastPartner AB	10,334	109,005
	Fenix Outdoor International AG	789	84,264
#*	Fingerprint Cards AB, Class B	15,173	26,857
	Getinge AB, Class B	61,633	1,049,625
	Granges AB	44,502	411,102
	Gunnebo AB	51,592	134,175
	Haldex AB	20,108	102,062
	Hennes & Mauritz AB, Class B	71,334	1,565,053
	Hexagon AB, Class B	13,577	738,097
	Hexpol AB	63,206	569,798
	HIQ International AB	27,168	140,958
	HMS Networks AB	1,659	28,659
*	Hoist Finance AB	40,260	200,994
	Holmen AB, Class B	37,402	1,107,393
	Hufvudstaden AB, Class A	10,117	200,432
	Humana AB	5,661	36,332
	Husqvarna AB, Class A	16,594	124,853
	Husqvarna AB, Class B	213,953	1,612,516
	ICA Gruppen AB	5,588	245,701
	Indutrade AB	22,986	827,901
*	International Petroleum Corp.	33,561	119,445
	Intrum AB	28,236	782,301
	Inwido AB	52,454	394,801
*	ITAB Shop Concept AB, Class B	3,537	7,009
	JM AB	31,451	960,975
	Kindred Group P.L.C.	67,551	343,440
	Klovern AB, Class B	174,308	437,167
	KNOW IT AB	17,201	351,085
	Kungsleden AB	45,075	480,420

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Lagercrantz Group AB, Class B	20,489	$332,848
	Lifco AB, Class B	4,216	248,640
	Lindab International AB	34,213	387,159
	Loomis AB, Class B	45,762	1,657,107
	Lundin Petroleum AB	20,983	638,191
*	Medivir AB, Class B	2,956	4,479
*	Mekonomen AB	19,554	163,257
	Millicom International Cellular SA	17,949	847,620
*	Modern Times Group MTG AB, Class B	13,138	130,948
	Momentum Group AB, Class B	10,464	126,369
	Mycronic AB	28,090	546,724
	Nederman Holding AB	1,650	24,635
*	Net Insight AB, Class B	64,475	14,817
	NetEnt AB	5,427	13,895
	New Wave Group AB, Class B	38,365	230,187
	Nibe Industrier AB, Class B	36,780	637,445
	Nobia AB	69,989	516,044
	Nobina AB	66,772	506,550
	Nolato AB, Class B	15,102	874,958
	Nordic Entertainment Group AB, Class B	4,305	130,629
	Nordic Waterproofing Holding A.S.	1,273	12,262
	OEM International AB, Class B	2,886	73,045
	Peab AB, Class B	107,724	1,081,448
	Platzer Fastigheter Holding AB, Class B	3,198	38,000
	Pricer AB, Class B	58,280	128,911
	Proact IT Group AB	5,753	93,330
*	Qliro Group AB	43,215	31,662
	Ratos AB, Class B	97,977	344,193
*	RaySearch Laboratories AB	7,166	69,907
	Recipharm AB, Class B	21,390	314,005
	Resurs Holding AB	12,182	67,422
	Rottneros AB	45,215	52,113
	Saab AB, Class B	17,220	559,095
	Sagax AB, Class B	22,524	346,462
	Samhallsbyggnadsbolaget i Norden AB	217,396	535,973
	Sandvik AB	147,721	2,696,157
*	SAS AB	172,240	247,213
	Scandi Standard AB	31,872	244,914
	Scandic Hotels Group AB	33,280	352,988
	Sectra AB, Class B	4,628	190,446
	Securitas AB, Class B	69,799	1,098,592
	Semcon AB	7,689	52,837
*	Sensys Gatso Group AB	132,179	18,521
	Sintercast AB	958	20,002
	Skandinaviska Enskilda Banken AB, Class A	134,504	1,329,158
	Skandinaviska Enskilda Banken AB, Class C	1,755	18,540
	Skanska AB, Class B	38,793	897,931
	SKF AB, Class A	3,420	62,577
	SKF AB, Class B	103,181	1,888,689
	SkiStar AB	25,958	285,638
	SSAB AB, Class A	13,020	39,870
	SSAB AB, Class A	67,343	206,910
	SSAB AB, Class B, Share, Class B	73,712	211,080
	SSAB AB, Class B	183,600	528,508
	Svenska Cellulosa AB SCA, Class A	5,089	52,131
	Svenska Cellulosa AB SCA, Class B	107,952	1,080,079
	Svenska Handelsbanken AB, Class A	139,158	1,363,359
	Svenska Handelsbanken AB, Class B	2,965	30,929
	Sweco AB, Class B	26,657	1,029,377

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Swedbank AB, Class A	87,281	$1,340,089
	Swedish Match AB	23,762	1,343,459
*	Swedish Orphan Biovitrum AB	8,103	144,222
	Systemair AB	3,635	66,242
	Tele2 AB, Class B	18,285	275,863
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	20,036	157,483
	Telefonaktiebolaget LM Ericsson, Class B	63,252	497,314
	Telia Co. AB	355,210	1,519,036
	Thule Group AB	31,892	752,692
	Trelleborg AB, Class B	62,761	1,030,452
	Troax Group AB	15,479	209,842
	Vitrolife AB	18,528	388,436
	Volvo AB, Class A	42,804	732,193
	Volvo AB, Class B	273,910	4,682,143
	Wallenstam AB, Class B	40,951	536,242
	Wihlborgs Fastigheter AB	43,629	835,670
TOTAL SWEDEN			79,067,033
SWITZERLAND — (5.2%)
	ABB, Ltd.	148,297	3,452,641
	Adecco Group AG	62,773	3,677,753
*	Alcon, Inc.	51,471	3,033,701
*	Alcon, Inc.	6,206	366,637
	Allreal Holding AG	10,097	2,094,440
	ALSO Holding AG	2,933	478,857
*	ams AG	12,156	493,986
	APG SGA SA	506	146,726
	Arbonia AG	25,022	300,439
*	Aryzta AG	350,444	351,294
	Ascom Holding AG	19,142	189,459
	Autoneum Holding AG	1,715	197,452
	Bachem Holding AG, Class B	484	86,863
	Baloise Holding AG	15,586	2,816,057
	Banque Cantonale de Geneve	541	114,460
	Banque Cantonale Vaudoise	1,100	921,201
	Barry Callebaut AG	538	1,188,296
	Belimo Holding AG	154	1,079,761
	Bell Food Group AG	1,013	264,073
	Bellevue Group AG	4,979	144,974
	Berner Kantonalbank AG	1,586	377,047
	BKW AG	5,641	525,430
	Bobst Group SA	5,176	271,384
	Bossard Holding AG, Class A	4,372	635,071
	Bucher Industries AG	4,147	1,386,850
	Burckhardt Compression Holding AG	989	270,506
	Burkhalter Holding AG	1,861	148,276
	Calida Holding AG	2,049	76,975
	Carlo Gavazzi Holding AG	107	27,322
	Cembra Money Bank AG	11,813	1,381,319
	Chocoladefabriken Lindt & Spruengli AG	10	932,419
	Cicor Technologies, Ltd.	869	52,571
	Cie Financiere Richemont SA	51,708	3,755,175
	Cie Financiere Tradition SA	841	96,016
	Clariant AG	51,448	1,158,081
	Coltene Holding AG	1,624	142,276
	Conzzeta AG	538	610,972
	Credit Suisse Group AG	168,897	2,135,694
	Credit Suisse Group AG, Sponsored ADR	40,310	508,314
	Daetwyler Holding AG	2,987	537,843

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	DKSH Holding AG	15,966	$823,601
	dormakaba Holding AG	1,029	647,019
*	Dottikon Es Holding AG	16	10,157
	Dufry AG	15,213	1,318,807
	EFG International AG	53,052	328,322
	Emmi AG	875	848,479
	EMS-Chemie Holding AG	937	613,118
	Energiedienst Holding AG	1,334	49,576
*	Evolva Holding SA	73,727	20,975
	Feintool International Holding AG	1,240	66,206
	Flughafen Zurich AG	9,780	1,699,109
	Forbo Holding AG	716	1,228,852
*	GAM Holding AG	79,101	244,154
	Geberit AG	4,504	2,376,902
	Georg Fischer AG	2,775	2,721,377
	Givaudan SA	993	3,276,375
	Gurit Holding AG	232	351,099
	Helvetia Holding AG	16,688	2,399,000
#*	HOCHDORF Holding AG	415	35,781
	Huber & Suhner AG	7,280	542,413
	Hypothekarbank Lenzburg AG	9	43,357
	Implenia AG	8,591	350,212
	Inficon Holding AG	842	648,914
	Interroll Holding AG	272	531,644
	Intershop Holding AG	288	185,424
	Julius Baer Group, Ltd.	74,371	3,716,143
	Jungfraubahn Holding AG	401	68,483
	Kardex AG	4,601	784,407
	Komax Holding AG	1,888	381,718
	Kudelski SA	18,111	98,211
	Kuehne + Nagel International AG	6,094	984,923
	LafargeHolcim, Ltd.	48,025	2,440,668
	LafargeHolcim, Ltd.	23,757	1,204,260
*	Lastminute.com NV	2,606	119,643
	LEM Holding SA	165	249,276
	Liechtensteinische Landesbank AG	4,977	334,274
	Logitech International SA	18,770	840,847
	Logitech International SA	18,686	833,956
	Lonza Group AG	13,260	5,445,746
	Luzerner Kantonalbank AG	1,408	598,220
*	Meier Tobler Group AG	996	16,772
	Metall Zug AG	82	187,146
	Mikron Holding AG	2,431	15,767
	Mobilezone Holding AG	19,209	217,903
	Mobimo Holding AG	3,772	1,217,224
	Nestle SA	291,193	32,116,433
*	Newron Pharmaceuticals SpA	1,883	12,729
	Novartis AG, Sponsored ADR	118,999	11,246,595
	Novartis AG	31,034	2,931,723
	OC Oerlikon Corp. AG	102,197	1,088,460
*	Orascom Development Holding AG	6,054	88,675
	Orell Fuessli Holding AG	152	17,990
	Orior AG	2,835	260,479
	Partners Group Holding AG	2,807	2,569,679
	Phoenix Mecano AG	223	103,608
	Plazza AG, Class A	244	74,510
	PSP Swiss Property AG	13,899	2,101,625
	Rieter Holding AG	1,887	248,398
	Roche Holding AG	2,558	847,959

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Roche Holding AG	61,822	$20,739,324
	Romande Energie Holding SA	69	91,043
	Schaffner Holding AG	216	43,209
	Schindler Holding AG	3,003	746,613
*	Schmolz + Bickenbach AG	261,907	55,794
	Schweiter Technologies AG	518	641,302
	SFS Group AG	8,928	831,988
	SGS SA	650	1,880,237
	Siegfried Holding AG	1,822	842,665
	Sika AG	33,600	6,042,133
	Sonova Holding AG	9,168	2,299,072
	St Galler Kantonalbank AG	953	453,782
	Straumann Holding AG	1,581	1,506,902
	Sulzer AG	8,150	898,849
	Sunrise Communications Group AG	27,143	2,241,566
	Swatch Group AG (The)	4,575	1,147,623
	Swatch Group AG (The)	8,093	393,418
	Swiss Life Holding AG	7,043	3,540,335
	Swiss Prime Site AG	24,782	3,025,515
	Swiss Re AG	30,702	3,466,836
	Swisscom AG	9,184	5,038,924
	Swissquote Group Holding SA	3,872	233,896
	Temenos AG	17,328	2,787,527
	Thurgauer Kantonalbank	112	12,723
	Tornos Holding AG	3,658	24,643
	TX Group AG	1,266	119,486
	u-blox Holding AG	4,230	379,542
*	UBS Group AG	389,088	4,813,019
	Valiant Holding AG	6,995	719,205
	Valora Holding AG	1,827	486,127
	VAT Group AG	17,376	2,622,856
	Vaudoise Assurances Holding SA	542	323,838
	Vetropack Holding AG	107	321,323
	Vifor Pharma AG	9,971	1,837,424
*	Von Roll Holding AG	14,867	12,964
	Vontobel Holding AG	12,679	883,300
	VP Bank AG	1,751	299,872
	VZ Holding AG	676	239,130
	Warteck Invest AG	24	54,259
	Ypsomed Holding AG	1,220	177,106
	Zehnder Group AG	5,117	242,746
	Zug Estates Holding AG, Class B	68	168,646
	Zuger Kantonalbank AG	31	210,925
	Zurich Insurance Group AG	16,812	6,978,958
TOTAL SWITZERLAND			211,130,579
TAIWAN — (4.1%)
	Ability Opto-Electronics Technology Co., Ltd.	35,700	48,204
	Abnova Corp.	11,000	10,935
	AcBel Polytech, Inc.	116,540	88,838
	Accton Technology Corp.	173,929	924,463
	Acer, Inc.	937,521	518,479
	ACES Electronic Co., Ltd.	43,000	38,002
*	Acon Holding, Inc.	73,000	18,258
	Acter Group Corp., Ltd.	25,300	142,389
	Actron Technology Corp.	40,983	135,858
#	A-DATA Technology Co., Ltd.	71,503	164,806
	Addcn Technology Co., Ltd.	3,000	23,037
	Adlink Technology, Inc.	29,933	45,537

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Advanced Ceramic X Corp.	11,000	$109,261
	Advanced International Multitech Co., Ltd.	64,000	79,749
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	22,355	10,728
*	Advanced Optoelectronic Technology, Inc.	31,000	17,275
	Advanced Power Electronics Corp.	34,000	28,551
#	Advanced Wireless Semiconductor Co.	49,000	144,343
	Advancetek Enterprise Co., Ltd.	87,532	54,366
	Advantech Co., Ltd.	34,586	329,887
	Aerospace Industrial Development Corp.	304,000	337,795
*	AGV Products Corp.	218,413	49,619
	Airtac International Group	33,773	510,438
#	Alchip Technologies, Ltd.	25,000	187,191
	All Ring Tech Co., Ltd.	28,000	38,168
	Allied Circuit Co., Ltd.	5,000	15,264
	Allis Electric Co., Ltd.	66,950	45,979
	Alltek Technology Corp.	32,642	20,846
	Alltop Technology Co., Ltd.	28,000	64,379
	Amazing Microelectronic Corp.	35,254	106,965
	Ambassador Hotel (The)	110,000	93,336
	Ampire Co., Ltd.	40,000	27,025
	AMPOC Far-East Co., Ltd.	24,000	21,967
	Anpec Electronics Corp.	40,781	94,464
	Apacer Technology, Inc.	40,501	55,922
	APAQ Technology Co., Ltd.	26,319	29,109
	APCB, Inc.	62,000	48,775
	Apex Biotechnology Corp.	31,226	26,478
	Apex International Co., Ltd.	57,252	99,584
	Apex Medical Corp.	20,000	15,820
*	Apex Science & Engineering	75,920	31,340
	Arcadyan Technology Corp.	49,567	127,360
	Ardentec Corp.	293,120	261,760
	Argosy Research, Inc.	26,000	52,495
	ASE Technology Holding Co., Ltd., ADR	80,709	382,559
	ASE Technology Holding Co., Ltd.	439,796	1,061,232
	Asia Cement Corp.	417,029	620,300
	Asia Electronic Material Co., Ltd.	17,000	8,363
	Asia Optical Co., Inc.	74,000	208,576
*	Asia Pacific Telecom Co., Ltd.	704,588	182,382
	Asia Tech Image, Inc.	13,000	22,643
#	Asia Vital Components Co., Ltd.	128,053	141,675
	ASMedia Technology, Inc.	7,364	190,679
	ASPEED Technology, Inc.	6,000	183,731
	ASROCK, Inc.	6,000	17,686
	Asustek Computer, Inc.	104,502	769,640
	Aten International Co., Ltd.	36,000	99,749
	AU Optronics Corp., Sponsored ADR	19,522	62,861
	AU Optronics Corp.	3,746,980	1,243,014
	Audix Corp.	47,200	64,225
#	AURAS Technology Co., Ltd.	22,000	116,976
	Aurora Corp.	18,100	53,707
	Avalue Technology, Inc.	16,000	38,165
	AVY Precision Technology, Inc.	52,326	51,445
	Axiomtek Co., Ltd.	18,000	33,741
	Bank of Kaohsiung Co., Ltd.	286,133	91,939
	BenQ Materials Corp.	69,000	38,242
	BES Engineering Corp.	690,000	167,141
	Bin Chuan Enterprise Co., Ltd.	51,000	31,615
	Bionime Corp.	7,000	19,815
	Bioteque Corp.	39,000	150,784

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Bizlink Holding, Inc.	60,038	$438,602
*	Boardtek Electronics Corp.	47,000	34,642
	Bright Led Electronics Corp.	47,000	23,334
	Brighton-Best International Taiwan, Inc.	141,423	130,283
	Browave Corp.	13,000	17,496
	C Sun Manufacturing, Ltd.	79,000	61,629
	Capital Futures Corp.	29,900	42,175
	Capital Securities Corp.	1,047,600	352,286
	Career Technology MFG. Co., Ltd.	96,780	94,133
	Casetek Holdings, Ltd.	82,753	114,830
	Caswell, Inc.	7,000	25,663
#	Catcher Technology Co., Ltd.	191,360	1,515,397
	Cathay Financial Holding Co., Ltd.	778,255	1,041,670
	Cathay Real Estate Development Co., Ltd.	327,300	221,019
	Cayman Engley Industrial Co., Ltd.	15,327	44,239
	Center Laboratories, Inc.	74,818	129,117
	Central Reinsurance Co., Ltd.	67,788	44,029
	Chailease Holding Co., Ltd.	325,686	1,350,560
*	Chain Chon Industrial Co., Ltd.	27,000	8,643
	ChainQui Construction Development Co., Ltd.	20,900	15,205
*	Champion Building Materials Co., Ltd.	74,526	15,448
	Chang Hwa Commercial Bank, Ltd.	984,348	697,236
	Chang Wah Electromaterials, Inc.	21,913	117,388
	Channel Well Technology Co., Ltd.	85,000	69,691
	Charoen Pokphand Enterprise	93,920	195,337
	Chaun-Choung Technology Corp.	10,000	67,837
	CHC Healthcare Group	50,000	62,423
	CHC Resources Corp.	37,900	61,993
	Chen Full International Co., Ltd.	48,000	54,566
	Chenbro Micom Co., Ltd.	33,000	124,629
	Cheng Fwa Industrial Co., Ltd.	36,000	13,382
	Cheng Loong Corp.	387,360	251,755
*	Cheng Mei Materials Technology Corp.	293,100	65,201
	Cheng Shin Rubber Industry Co., Ltd.	568,341	735,960
	Cheng Uei Precision Industry Co., Ltd.	183,051	236,998
	Chenming Electronic Technology Corp.	38,000	16,086
	Chian Hsing Forging Industrial Co., Ltd.	21,000	31,087
	Chicony Electronics Co., Ltd.	159,400	448,825
	Chicony Power Technology Co., Ltd.	68,807	133,835
	Chieftek Precision Co., Ltd.	29,700	86,022
	Chilisin Electronics Corp.	77,024	296,106
	China Airlines, Ltd.	2,166,019	572,709
	China Bills Finance Corp.	421,000	211,540
	China Chemical & Pharmaceutical Co., Ltd.	122,000	84,555
	China Development Financial Holding Corp.	2,412,412	738,047
	China Ecotek Corp.	11,000	12,472
	China Electric Manufacturing Corp.	151,200	57,169
	China General Plastics Corp.	201,323	126,198
*	China Life Insurance Co., Ltd.	791,708	642,858
	China Metal Products	104,290	103,574
	China Steel Chemical Corp.	41,000	162,314
	China Steel Corp.	1,142,881	870,851
	China Steel Structure Co., Ltd.	24,000	18,781
	China Wire & Cable Co., Ltd.	34,160	29,277
	Chinese Maritime Transport, Ltd.	31,570	28,205
	Ching Feng Home Fashions Co., Ltd.	54,000	59,733
	Chin-Poon Industrial Co., Ltd.	189,126	189,615
	Chipbond Technology Corp.	349,000	688,083
	ChipMOS Techinologies, Inc.	63,096	61,747

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ChipMOS Technologies, Inc., ADR	4,591	$89,618
	Chlitina Holding, Ltd.	19,000	126,933
	Chong Hong Construction Co., Ltd.	116,941	323,841
	Chroma ATE, Inc.	65,560	319,729
	Chun YU Works & Co., Ltd.	18,000	11,658
	Chun Yuan Steel Industry Co., Ltd.	160,570	53,372
	Chung Hsin Electric & Machinery Manufacturing Corp.	170,000	151,791
#	Chung Hung Steel Corp.	621,212	189,836
	Chung Hwa Pulp Corp.	191,629	54,772
	Chunghwa Precision Test Tech Co., Ltd.	2,000	57,458
	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,702	132,384
	Chunghwa Telecom Co., Ltd.	112,727	402,731
#	Cleanaway Co., Ltd.	45,000	235,043
#*	CMC Magnetics Corp.	599,645	160,445
*	CoAsia Electronics Corp.	65,094	21,219
	Coland Holdings, Ltd.	11,000	10,504
	Compal Electronics, Inc.	1,395,659	809,153
	Compeq Manufacturing Co., Ltd.	702,000	932,284
	Compucase Enterprise	31,000	27,504
*	Concord Securities Co., Ltd.	279,727	67,625
	Concraft Holding Co., Ltd.	11,515	50,168
	Continental Holdings Corp.	215,200	90,202
	Contrel Technology Co., Ltd.	77,000	40,076
	Coremax Corp.	16,772	37,223
	Coretronic Corp.	208,000	249,460
	Co-Tech Development Corp.	101,253	119,821
	Cowealth Medical Holding Co., Ltd.	16,800	22,114
	Coxon Precise Industrial Co., Ltd.	40,000	19,729
*	CSBC Corp. Taiwan	83,286	67,381
	CTBC Financial Holding Co., Ltd.	1,901,655	1,379,246
	CTCI Corp.	222,444	277,257
	Cub Elecparts, Inc.	16,450	116,291
	CviLux Corp.	26,600	21,428
	CX Technology Co., Ltd.	16,689	9,840
	CyberPower Systems, Inc.	20,000	68,181
	CyberTAN Technology, Inc.	152,424	77,324
	Cypress Technology Co., Ltd.	17,000	45,091
	DA CIN Construction Co., Ltd.	95,000	66,899
	Dadi Early-Childhood Education Group, Ltd.	9,368	67,105
	Da-Li Development Co., Ltd.	38,431	35,739
*	Danen Technology Corp.	39,285	5,353
	Darfon Electronics Corp.	104,000	130,393
	Darwin Precisions Corp.	178,000	85,052
	Daxin Materials Corp.	31,100	85,761
	De Licacy Industrial Co., Ltd.	68,662	55,083
	Delpha Construction Co., Ltd.	53,320	29,115
	Delta Electronics, Inc.	82,699	386,393
	Depo Auto Parts Ind Co., Ltd.	58,000	109,282
	Dimerco Express Corp.	27,000	23,931
	D-Link Corp.	313,976	142,031
	Donpon Precision, Inc.	17,000	8,371
*	Dynamic Electronics Co., Ltd.	134,183	67,200
	Dynapack International Technology Corp.	71,000	155,057
	E & R Engineering Corp.	11,000	10,575
	E Ink Holdings, Inc.	171,000	166,378
	E.Sun Financial Holding Co., Ltd.	1,753,607	1,620,003
	Eastern Media International Corp.	170,064	58,557
	Eclat Textile Co., Ltd.	36,143	460,967
	ECOVE Environment Corp.	14,000	98,381

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Edimax Technology Co., Ltd.	52,313	$16,068
	Edison Opto Corp.	40,000	15,750
	Edom Technology Co., Ltd.	54,162	29,580
	eGalax_eMPIA Technology, Inc.	23,861	37,120
	Egis Technology, Inc.	39,000	252,995
	Elan Microelectronics Corp.	82,600	232,044
	E-LIFE MALL Corp.	25,000	55,919
	Elite Advanced Laser Corp.	93,723	195,395
	Elite Material Co., Ltd.	160,162	598,655
	Elite Semiconductor Memory Technology, Inc.	114,000	127,318
*	Elitegroup Computer Systems Co., Ltd.	157,087	63,351
	eMemory Technology, Inc.	19,000	200,672
	Ennoconn Corp.	18,310	135,931
	EnTie Commercial Bank Co., Ltd.	206,000	104,865
*	Epileds Technologies, Inc.	29,000	12,461
	Episil Holdings, Inc.	45,000	36,587
	Epistar Corp.	466,743	520,995
	Eson Precision Ind. Co., Ltd.	35,000	39,456
	Eternal Materials Co., Ltd.	311,993	277,489
*	Etron Technology, Inc.	112,000	34,146
	Eurocharm Holdings Co., Ltd.	17,000	64,101
	Eva Airways Corp.	1,667,132	670,291
*	Everest Textile Co., Ltd.	158,094	43,881
	Evergreen International Storage & Transport Corp.	262,000	119,165
*	Evergreen Marine Corp. Taiwan, Ltd.	809,722	311,416
	Everlight Chemical Industrial Corp.	199,155	99,733
	Everlight Electronics Co., Ltd.	210,225	260,969
*	Everspring Industry Co., Ltd.	35,000	11,092
	Excelsior Medical Co., Ltd.	49,684	86,703
	EZconn Corp.	12,600	15,281
	Far Eastern Department Stores, Ltd.	496,249	402,282
	Far Eastern International Bank	1,177,986	462,057
	Far Eastern New Century Corp.	571,625	529,923
	Far EasTone Telecommunications Co., Ltd.	191,000	432,635
	Faraday Technology Corp.	62,637	100,576
	Farglory Land Development Co., Ltd.	179,575	238,741
*	Federal Corp.	203,567	79,027
	Feedback Technology Corp.	6,300	12,180
	Feng Hsin Steel Co., Ltd.	240,000	420,323
	Feng TAY Enterprise Co., Ltd.	52,748	315,719
	Firich Enterprises Co., Ltd.	16,000	16,767
	First Financial Holding Co., Ltd.	1,599,697	1,244,934
	First Hi-Tec Enterprise Co., Ltd.	21,000	25,854
	First Insurance Co., Ltd. (The)	58,000	27,335
	First Steamship Co., Ltd.	227,113	71,752
	FLEXium Interconnect, Inc.	158,515	546,777
	Flytech Technology Co., Ltd.	61,312	146,317
	FocalTech Systems Co., Ltd.	140,000	116,289
	Forest Water Environment Engineering Co., Ltd.	11,349	17,659
	Formosa Advanced Technologies Co., Ltd.	69,000	84,293
	Formosa Chemicals & Fibre Corp.	206,821	577,308
	Formosa International Hotels Corp.	14,246	71,926
	Formosa Laboratories, Inc.	38,403	52,942
	Formosa Petrochemical Corp.	92,000	272,050
	Formosa Plastics Corp.	142,000	436,040
	Formosa Sumco Technology Corp.	8,000	29,054
	Formosan Union Chemical	135,304	58,121
	Fortune Electric Co., Ltd.	22,000	21,765
	Founding Construction & Development Co., Ltd.	62,208	32,455

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Foxsemicon Integrated Technology, Inc.	39,845	$225,547
	Froch Enterprise Co., Ltd.	89,000	34,582
	Fubon Financial Holding Co., Ltd.	942,019	1,396,984
	Fulgent Sun International Holding Co., Ltd.	30,808	132,441
	Fulltech Fiber Glass Corp.	165,604	61,343
	Fwusow Industry Co., Ltd.	70,321	42,748
	Gallant Precision Machining Co., Ltd.	65,000	40,504
	Gamania Digital Entertainment Co., Ltd.	46,000	84,610
	GCS Holdings, Inc.	24,000	48,638
	GEM Services, Inc.	24,200	47,782
*	Gemtek Technology Corp.	153,348	119,095
	General Interface Solution Holding, Ltd.	127,000	417,174
	General Plastic Industrial Co., Ltd.	19,114	18,424
	Generalplus Technology, Inc.	39,000	39,253
	Genesys Logic, Inc.	43,000	46,228
	Genius Electronic Optical Co., Ltd.	49,646	858,689
	Genmont Biotech, Inc.	23,000	18,426
	Getac Technology Corp.	182,000	297,035
	Giant Manufacturing Co., Ltd.	102,760	605,110
*	Giantplus Technology Co., Ltd.	169,000	68,385
	Gigabyte Technology Co., Ltd.	261,000	437,054
*	Gigasolar Materials Corp.	3,600	14,607
*	Gigastorage Corp.	94,402	36,679
	Ginko International Co., Ltd.	18,000	109,332
	Global Brands Manufacture, Ltd.	122,000	58,249
	Global Lighting Technologies, Inc.	8,000	36,408
	Global Mixed Mode Technology, Inc.	17,000	63,494
	Global PMX Co., Ltd.	15,000	84,637
	Global Unichip Corp.	32,000	247,851
#	Globalwafers Co., Ltd.	33,000	425,671
	Globe Union Industrial Corp.	129,075	72,582
	Gloria Material Technology Corp.	194,636	112,138
*	Gold Circuit Electronics, Ltd.	219,000	108,934
	Goldsun Building Materials Co., Ltd.	560,624	271,857
	Good Will Instrument Co., Ltd.	25,000	20,911
	Gourmet Master Co., Ltd.	27,026	90,852
	Grand Ocean Retail Group, Ltd.	40,000	28,927
*	Grand Pacific Petrochemical	393,000	220,000
	Grand Plastic Technology Corp.	8,000	73,705
	GrandTech CG Systems, Inc.	26,250	36,231
	Grape King Bio, Ltd.	37,000	233,725
	Great China Metal Industry	57,000	45,412
	Great Taipei Gas Co., Ltd.	67,000	69,788
	Great Wall Enterprise Co., Ltd.	401,568	547,062
	Greatek Electronics, Inc.	193,000	297,919
	GTM Holdings Corp.	59,350	44,095
*	HannsTouch Solution, Inc.	289,941	118,821
	Harvatek Corp.	58,239	22,524
	Hey Song Corp.	129,500	140,858
	Highwealth Construction Corp.	257,478	384,559
	HIM International Music, Inc.	19,800	74,939
	Hiroca Holdings, Ltd.	21,795	44,299
	Hitron Technology, Inc.	38,559	26,772
	Hiwin Technologies Corp.	71,324	709,693
	Ho Tung Chemical Corp.	418,118	109,590
	Hocheng Corp.	66,000	17,254
	Holiday Entertainment Co., Ltd.	21,000	47,499
	Holtek Semiconductor, Inc.	99,000	213,369
#	Holy Stone Enterprise Co., Ltd.	77,000	248,817

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hon Hai Precision Industry Co., Ltd.	996,177	$2,708,612
	Hon Hai Precision Industry Co., Ltd., GDR	25,924	141,016
	Hon Hai Precision Industry Co., Ltd., GDR	29,237	158,465
	Hong Pu Real Estate Development Co., Ltd.	111,695	83,270
	Hong YI Fiber Industry Co.	64,000	38,190
*	Horizon Securities Co., Ltd.	142,000	30,858
	Hota Industrial Manufacturing Co., Ltd.	64,047	251,178
	Hotai Motor Co., Ltd.	38,000	775,103
	Hotron Precision Electronic Industrial Co., Ltd.	29,715	39,763
	Hsin Kuang Steel Co., Ltd.	87,000	90,660
	Hsin Yung Chien Co., Ltd.	16,590	45,222
	Hsing TA Cement Co.	47,000	28,954
	Hu Lane Associate, Inc.	33,431	102,783
	Hua Nan Financial Holdings Co., Ltd.	1,099,734	783,766
	Huaku Development Co., Ltd.	87,540	258,568
	Huang Hsiang Construction Corp.	72,000	85,933
	Hung Ching Development & Construction Co., Ltd.	60,000	41,088
	Hung Sheng Construction, Ltd.	317,760	239,838
	Huxen Corp.	9,000	15,908
*	Hwa Fong Rubber Industrial Co., Ltd.	97,304	35,164
	Ibase Technology, Inc.	47,353	65,745
	IBF Financial Holdings Co., Ltd.	1,205,152	467,558
	Ichia Technologies, Inc.	139,000	72,342
*	I-Chiun Precision Industry Co., Ltd.	61,000	16,160
	Innodisk Corp.	38,822	223,745
	Innolux Corp.	3,573,685	1,027,389
	Inpaq Technology Co., Ltd.	25,650	27,671
	Intai Technology Corp.	12,000	48,507
*	Integrated Service Technology, Inc.	47,656	62,484
	IntelliEPI, Inc.	5,000	9,380
	International CSRC Investment Holdings Co.	327,287	328,772
	International Games System Co., Ltd.	36,000	574,150
	Inventec Corp.	823,945	620,284
	Iron Force Industrial Co., Ltd.	18,000	60,095
	I-Sheng Electric Wire & Cable Co., Ltd.	40,000	59,155
	ITE Technology, Inc.	48,000	64,082
#	ITEQ Corp.	153,835	661,416
	Jarllytec Co., Ltd.	26,000	68,628
	Jentech Precision Industrial Co., Ltd.	9,000	60,941
	Jess-Link Products Co., Ltd.	45,000	44,408
	Jih Lin Technology Co., Ltd.	25,000	52,916
	Jih Sun Financial Holdings Co., Ltd.	815,973	268,806
	JMC Electronics Co., Ltd.	10,000	21,928
	Jourdeness Group, Ltd.	18,000	56,196
	K Laser Technology, Inc.	37,000	20,010
	Kaori Heat Treatment Co., Ltd.	30,147	71,938
	Kaulin Manufacturing Co., Ltd.	34,000	16,479
	KEE TAI Properties Co., Ltd.	186,790	73,576
	Kenda Rubber Industrial Co., Ltd.	162,825	155,391
	Kenmec Mechanical Engineering Co., Ltd.	68,000	34,960
	Kerry TJ Logistics Co., Ltd.	61,000	78,370
*	Key Ware Electronics Co., Ltd.	49,793	18,335
	Kindom Development Co., Ltd.	118,000	109,845
	King Chou Marine Technology Co., Ltd.	39,220	43,730
	King Slide Works Co., Ltd.	9,000	103,940
	King Yuan Electronics Co., Ltd.	805,545	856,265
*	Kingcan Holdings, Ltd.	17,712	8,366
	Kingpak Technology, Inc.	16,043	89,404
	King's Town Bank Co., Ltd.	424,000	479,869

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	King's Town Construction Co., Ltd.	50,000	$51,168
	Kinik Co.	59,000	124,188
*	Kinko Optical Co., Ltd.	37,000	31,423
	Kinpo Electronics	644,000	298,104
	Kinsus Interconnect Technology Corp.	118,000	181,336
	KMC Kuei Meng International, Inc.	26,581	88,887
	KS Terminals, Inc.	47,162	69,424
	Kung Long Batteries Industrial Co., Ltd.	31,000	155,040
*	Kung Sing Engineering Corp.	148,853	43,251
	Kuo Toong International Co., Ltd.	79,917	46,712
	Kuoyang Construction Co., Ltd.	169,420	108,311
	Kwong Fong Industries Corp.	48,915	20,453
	Kwong Lung Enterprise Co., Ltd.	19,000	27,866
	L&K Engineering Co., Ltd.	74,000	73,506
	La Kaffa International Co., Ltd.	5,000	29,208
	Land Mark Optoelectronics Corp.	20,000	169,230
	Lanner Electronics, Inc.	48,793	87,008
	Largan Precision Co., Ltd.	5,000	776,638
	Laser Tek Taiwan Co., Ltd.	20,000	15,767
	Laster Tech Corp., Ltd.	18,493	16,886
	Leader Electronics, Inc.	40,000	9,047
	Lealea Enterprise Co., Ltd.	308,933	91,342
	Ledlink Optics, Inc.	18,900	15,720
	LEE CHI Enterprises Co., Ltd.	96,000	28,640
	Lelon Electronics Corp.	40,750	50,978
	Lemtech Holdings Co., Ltd.	26,396	87,340
*	Leofoo Development Co., Ltd.	40,104	18,667
*	LES Enphants Co., Ltd.	81,000	18,681
	Lextar Electronics Corp.	147,500	80,831
	Li Cheng Enterprise Co., Ltd.	60,163	82,281
	Li Peng Enterprise Co., Ltd.	246,366	54,326
	Lian HWA Food Corp.	50,652	68,572
	Lien Hwa Industrial Holdings Corp.	222,657	277,470
	Lifestyle Global Enterprise, Inc.	6,000	15,871
	Lingsen Precision Industries, Ltd.	179,000	64,022
	Lion Travel Service Co., Ltd.	4,000	9,396
	Lite-On Semiconductor Corp.	113,448	153,010
	Lite-On Technology Corp.	791,164	1,225,674
	Long Da Construction & Development Corp.	41,000	20,474
	Longchen Paper & Packaging Co., Ltd.	252,661	114,174
	Longwell Co.	41,000	79,140
	Lotes Co., Ltd.	33,653	345,116
	Lu Hai Holding Corp.	6,928	9,036
	Lumax International Corp., Ltd.	40,034	99,891
	Lung Yen Life Service Corp.	48,000	97,677
*	LuxNet Corp.	28,976	20,213
	Macauto Industrial Co., Ltd.	34,000	93,803
	Machvision, Inc.	9,000	113,528
	Macroblock, Inc.	8,000	29,422
#	Macronix International	1,017,974	1,251,142
	Makalot Industrial Co., Ltd.	103,561	516,528
	Marketech International Corp.	15,000	39,264
	Materials Analysis Technology, Inc.	20,355	47,307
	Mayer Steel Pipe Corp.	51,700	26,543
	MediaTek, Inc.	61,048	772,402
	Mega Financial Holding Co., Ltd.	698,365	725,600
	Meiloon Industrial Co.	29,050	21,973
	Mercuries & Associates Holding, Ltd.	201,742	150,366
*	Mercuries Life Insurance Co., Ltd.	508,756	208,698

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Merida Industry Co., Ltd.	13,000	$70,774
	Merry Electronics Co., Ltd.	83,050	401,058
*	Microbio Co., Ltd.	141,881	65,200
	Micro-Star International Co., Ltd.	113,394	344,499
	Mildef Crete, Inc.	20,000	29,570
*	MIN AIK Technology Co., Ltd.	64,000	24,457
	Mirle Automation Corp.	87,805	105,576
	MJ International Co., Ltd.	8,000	17,437
	Mobiletron Electronics Co., Ltd.	32,600	37,701
	momo.com, Inc.	12,000	120,478
*	Motech Industries, Inc.	155,752	37,286
	MPI Corp.	31,000	74,837
	Nak Sealing Technologies Corp.	35,000	79,647
	Namchow Holdings Co., Ltd.	84,000	137,350
	Nan Kang Rubber Tire Co., Ltd.	118,183	188,463
	Nan Liu Enterprise Co., Ltd.	13,000	76,015
	Nan Ya Plastics Corp.	321,187	736,145
	Nan Ya Printed Circuit Board Corp.	100,000	141,421
	Nang Kuang Pharmaceutical Co., Ltd.	16,000	22,956
	Nantex Industry Co., Ltd.	137,392	136,842
	Nanya Technology Corp.	313,110	790,221
	National Aerospace Fasteners Corp.	10,000	26,178
	National Petroleum Co., Ltd.	67,000	100,090
	Nexcom International Co., Ltd.	20,000	16,430
	Nichidenbo Corp.	90,424	140,891
	Nien Hsing Textile Co., Ltd.	62,654	42,472
	Nien Made Enterprise Co., Ltd.	43,000	348,257
	Niko Semiconductor Co., Ltd.	15,000	20,351
	Nova Technology Corp.	7,000	34,680
	Novatek Microelectronics Corp.	113,000	796,782
#	Nuvoton Technology Corp.	64,109	86,377
*	O-Bank Co., Ltd.	304,000	76,677
*	Ocean Plastics Co., Ltd.	62,000	69,389
	On-Bright Electronics, Inc.	17,160	123,985
	OptoTech Corp.	154,005	112,133
	Orient Europharma Co., Ltd.	9,000	15,472
*	Orient Semiconductor Electronics, Ltd.	166,605	71,218
	Oriental Union Chemical Corp.	275,992	179,154
	O-TA Precision Industry Co., Ltd.	27,642	38,763
	Pacific Hospital Supply Co., Ltd.	14,000	35,457
	Paiho Shih Holdings Corp.	46,573	75,912
	Pan Jit International, Inc.	143,046	112,145
	Pan-International Industrial Corp.	197,000	130,458
	Parade Technologies, Ltd.	42,000	873,882
*	Paragon Technologies Co., Ltd.	20,423	23,656
	PCL Technologies, Inc.	16,610	56,985
	P-Duke Technology Co., Ltd.	24,970	59,661
	Pegatron Corp.	695,261	1,441,523
	Pharmally International Holding Co., Ltd.	18,917	131,270
*	Phihong Technology Co., Ltd.	148,272	42,633
	Phison Electronics Corp.	43,000	448,413
	Phoenix Tours International, Inc.	7,717	9,284
	Pixart Imaging, Inc.	7,000	36,816
	Planet Technology Corp.	15,000	31,702
	Plotech Co., Ltd.	47,000	28,448
	Polytronics Technology Corp.	10,000	20,715
	Posiflex Technology, Inc.	29,698	97,920
	Pou Chen Corp.	1,373,528	1,586,423
	Power Wind Health Industry, Inc.	6,856	38,045

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Powertech Technology, Inc.	453,900	$1,608,164
	Poya International Co., Ltd.	18,436	264,201
	President Chain Store Corp.	90,768	892,994
	President Securities Corp.	455,361	211,986
	Primax Electronics, Ltd.	210,000	362,269
	Prince Housing & Development Corp.	569,000	203,777
	Pro Hawk Corp.	6,000	29,074
	Promate Electronic Co., Ltd.	59,000	66,700
*	Promise Technology, Inc.	34,874	7,586
	Prosperity Dielectrics Co., Ltd.	46,000	91,568
	Qisda Corp.	715,875	474,899
	QST International Corp.	27,000	55,385
	Qualipoly Chemical Corp.	43,547	38,604
	Quang Viet Enterprise Co., Ltd.	11,000	51,756
	Quanta Computer, Inc.	371,007	753,272
	Quintain Steel Co., Ltd.	64,842	13,528
	Radium Life Tech Co., Ltd.	419,250	141,201
	Rafael Microelectronics, Inc.	8,000	41,262
	Realtek Semiconductor Corp.	96,098	772,103
#	Rechi Precision Co., Ltd.	183,185	132,701
	Rexon Industrial Corp., Ltd.	17,000	36,128
	Rich Development Co., Ltd.	264,814	87,301
#	RichWave Technology Corp.	16,500	81,334
*	Right WAY Industrial Co., Ltd.	15,000	6,542
*	Ritek Corp.	579,606	111,409
	Rodex Fasteners Corp.	11,000	13,349
*	Roo Hsing Co., Ltd.	295,000	100,512
*	Rotam Global Agrosciences, Ltd.	21,319	9,742
	Ruentex Development Co., Ltd.	237,061	331,161
	Ruentex Engineering & Construction Co.	13,000	27,130
	Ruentex Industries, Ltd.	172,901	386,532
	Run Long Construction Co., Ltd.	87,000	170,581
	Samebest Co., Ltd.	11,550	32,691
	Sampo Corp.	166,200	108,509
	San Fang Chemical Industry Co., Ltd.	60,648	44,657
	San Far Property, Ltd.	83,567	71,365
	San Shing Fastech Corp.	49,565	82,028
	Sanitar Co., Ltd.	16,000	18,422
	Sanyang Motor Co., Ltd.	200,900	134,882
	SCI Pharmtech, Inc.	19,450	62,761
	Scientech Corp.	18,000	32,670
	SDI Corp.	59,000	120,155
	Senao International Co., Ltd.	39,000	41,029
	Senao Networks, Inc.	13,000	46,310
	Sercomm Corp.	61,000	148,097
	Sesoda Corp.	100,191	81,984
	Shan-Loong Transportation Co., Ltd.	48,000	47,114
	Sharehope Medicine Co., Ltd.	22,904	23,115
	Sheng Yu Steel Co., Ltd.	61,000	38,910
	ShenMao Technology, Inc.	44,922	33,750
	Shih Her Technologies, Inc.	21,000	32,892
*	Shih Wei Navigation Co., Ltd.	91,814	22,653
	Shin Kong Financial Holding Co., Ltd.	2,278,607	736,945
	Shin Zu Shing Co., Ltd.	53,549	258,656
*	Shinih Enterprise Co., Ltd.	24,000	20,704
*	Shining Building Business Co., Ltd.	229,439	74,020
	Shinkong Insurance Co., Ltd.	96,000	123,606
	Shinkong Textile Co., Ltd.	59,000	78,252
	Shiny Chemical Industrial Co., Ltd.	28,000	84,157

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Shuttle, Inc.	60,000	$22,076
	Sigurd Microelectronics Corp.	250,770	282,588
	Silergy Corp.	5,000	180,031
	Simplo Technology Co., Ltd.	63,600	667,149
	Sinbon Electronics Co., Ltd.	120,616	510,233
	Sincere Navigation Corp.	162,868	78,835
	Single Well Industrial Corp.	13,500	8,695
	Sinher Technology, Inc.	33,000	45,515
	Sinmag Equipment Corp.	22,196	79,564
	Sino-American Silicon Products, Inc.	263,000	840,226
	Sinon Corp.	203,000	128,108
	SinoPac Financial Holdings Co., Ltd.	1,909,308	809,771
	Sinphar Pharmaceutical Co., Ltd.	34,977	26,964
	Sinyi Realty Co.	128,077	125,950
	Sitronix Technology Corp.	64,000	321,908
	Siward Crystal Technology Co., Ltd.	70,000	43,184
*	Softstar Entertainment, Inc.	8,000	23,537
*	Solar Applied Materials Technology Co.	124,519	88,011
	Solteam, Inc.	19,190	18,102
	Sonix Technology Co., Ltd.	44,000	45,275
	Southeast Cement Co., Ltd.	33,000	18,588
*	Speed Tech Corp.	16,000	39,877
	Sporton International, Inc.	24,213	158,751
	St Shine Optical Co., Ltd.	18,000	243,916
	Standard Chemical & Pharmaceutical Co., Ltd.	40,330	46,543
	Standard Foods Corp.	94,003	214,318
	Stark Technology, Inc.	32,800	57,443
	Sunny Friend Environmental Technology Co., Ltd.	18,000	157,782
	Sunonwealth Electric Machine Industry Co., Ltd.	107,000	154,285
	Sunrex Technology Corp.	43,581	52,354
	Sunspring Metal Corp.	47,000	39,884
	Supreme Electronics Co., Ltd.	239,305	257,091
	Swancor Holding Co., Ltd.	11,000	28,128
	Sweeten Real Estate Development Co., Ltd.	42,685	30,627
	Syncmold Enterprise Corp.	49,750	145,235
	Synmosa Biopharma Corp.	28,822	23,610
	Synnex Technology International Corp.	284,810	351,477
	Sysage Technology Co., Ltd.	31,908	34,586
*	Sysgration	29,009	16,086
	Systex Corp.	48,000	128,297
	T3EX Global Holdings Corp.	39,000	29,824
	TA Chen Stainless Pipe	407,587	405,481
	Ta Liang Technology Co., Ltd.	23,000	29,368
	Ta Ya Electric Wire & Cable	260,000	96,134
	Ta Yih Industrial Co., Ltd.	16,000	32,760
#	TA-I Technology Co., Ltd.	41,064	84,724
*	Tai Tung Communication Co., Ltd.	38,000	19,940
	Taichung Commercial Bank Co., Ltd.	1,024,961	411,076
	TaiDoc Technology Corp.	31,323	148,795
	Taiflex Scientific Co., Ltd.	83,640	122,368
	Taimide Tech, Inc.	46,252	63,876
	Tainan Enterprises Co., Ltd.	37,000	30,840
	Tainan Spinning Co., Ltd.	569,171	191,293
*	Tainergy Tech Co., Ltd.	47,679	20,170
	Taishin Financial Holding Co., Ltd.	1,813,486	845,198
#	TaiSol Electronics Co., Ltd.	19,000	47,109
	Taisun Enterprise Co., Ltd.	78,601	51,633
	Taita Chemical Co., Ltd.	109,572	36,131
	Taiwan Business Bank	1,429,409	580,562

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Cement Corp.	978,511	$1,354,031
	Taiwan Chinsan Electronic Industrial Co., Ltd.	36,238	38,461
	Taiwan Cogeneration Corp.	132,993	142,317
	Taiwan Cooperative Financial Holding Co., Ltd.	1,623,381	1,112,862
	Taiwan FamilyMart Co., Ltd.	6,000	43,241
	Taiwan Fertilizer Co., Ltd.	163,000	256,874
	Taiwan Fire & Marine Insurance Co., Ltd.	67,040	46,184
	Taiwan FU Hsing Industrial Co., Ltd.	64,000	89,247
	Taiwan Glass Industry Corp.	349,672	119,613
	Taiwan High Speed Rail Corp.	171,000	203,256
	Taiwan Hon Chuan Enterprise Co., Ltd.	160,421	318,814
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	85,000	53,162
*	Taiwan Land Development Corp.	371,640	96,243
	Taiwan Line Tek Electronic	11,337	9,985
	Taiwan Mobile Co., Ltd.	105,800	374,352
	Taiwan Navigation Co., Ltd.	73,000	39,879
	Taiwan Paiho, Ltd.	131,892	341,413
	Taiwan PCB Techvest Co., Ltd.	140,800	153,042
*	Taiwan Prosperity Chemical Corp.	79,000	27,917
	Taiwan Pulp & Paper Corp.	78,280	51,782
	Taiwan Sakura Corp.	57,512	92,440
	Taiwan Sanyo Electric Co., Ltd.	12,750	12,757
	Taiwan Secom Co., Ltd.	44,330	130,288
	Taiwan Semiconductor Co., Ltd.	108,000	158,178
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	318,398	17,174,388
	Taiwan Semiconductor Manufacturing Co., Ltd.	507,465	5,234,097
	Taiwan Steel Union Co., Ltd.	10,000	26,075
	Taiwan Styrene Monomer	280,833	178,675
	Taiwan Surface Mounting Technology Corp.	125,867	408,424
	Taiwan TEA Corp.	352,704	184,376
	Taiwan Union Technology Corp.	101,000	414,344
	Taiyen Biotech Co., Ltd.	48,000	50,339
#*	Tatung Co., Ltd.	741,000	476,398
	TCI Co., Ltd.	30,218	222,447
	Te Chang Construction Co., Ltd.	23,562	23,310
	Teco Electric and Machinery Co., Ltd.	545,000	484,392
	Tehmag Foods Corp.	10,500	75,449
	Tera Autotech Corp.	16,000	15,545
	Test Research, Inc.	99,532	178,471
	Test-Rite International Co., Ltd.	119,389	80,985
*	Tex-Ray Industrial Co., Ltd.	59,000	15,370
	Thinking Electronic Industrial Co., Ltd.	44,000	127,039
	Thye Ming Industrial Co., Ltd.	65,850	67,751
	Ton Yi Industrial Corp.	388,200	139,582
	Tong Hsing Electronic Industries, Ltd.	49,000	241,502
	Tong Yang Industry Co., Ltd.	219,041	306,884
	Tong-Tai Machine & Tool Co., Ltd.	76,160	40,731
	TOPBI International Holdings, Ltd.	37,585	102,614
	Topco Scientific Co., Ltd.	53,945	191,229
	Topco Technologies Corp.	10,000	22,966
	Topkey Corp.	32,000	136,077
	Topoint Technology Co., Ltd.	67,044	46,962
	Toung Loong Textile Manufacturing	40,000	48,043
*	TPK Holding Co., Ltd.	223,000	345,874
	Transcend Information, Inc.	64,483	172,051
	Tripod Technology Corp.	193,970	711,731
	Tsang Yow Industrial Co., Ltd.	31,000	18,522
	Tsann Kuen Enterprise Co., Ltd.	29,913	16,064
	TSC Auto ID Technology Co., Ltd.	14,630	106,024

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	TSEC Corp.	105,441	$25,138
	TSRC Corp.	240,717	182,682
	Ttet Union Corp.	15,000	60,444
	TTFB Co., Ltd.	6,000	49,793
	TTY Biopharm Co., Ltd.	63,267	163,081
	Tung Ho Steel Enterprise Corp.	402,254	299,281
*	Tung Thih Electronic Co., Ltd.	25,492	50,945
	TURVO International Co., Ltd.	29,135	65,259
	TXC Corp.	118,411	169,484
	TYC Brother Industrial Co., Ltd.	111,000	94,334
*	Tycoons Group Enterprise	152,401	24,920
	Tyntek Corp.	103,167	44,714
	UDE Corp.	36,000	29,432
	Ultra Chip, Inc.	38,000	33,776
	U-Ming Marine Transport Corp.	191,000	193,144
#	Unimicron Technology Corp.	666,356	828,923
*	Union Bank Of Taiwan	600,918	229,149
	Uni-President Enterprises Corp.	395,948	943,333
	Unitech Printed Circuit Board Corp.	364,321	352,472
	United Integrated Services Co., Ltd.	82,000	504,843
#	United Microelectronics Corp.	4,748,453	2,317,979
	United Orthopedic Corp.	24,924	32,846
	United Radiant Technology	28,000	14,132
*	United Renewable Energy Co., Ltd.	1,001,619	239,703
*	Unity Opto Technology Co., Ltd.	115,929	23,668
	Universal Cement Corp.	186,340	113,211
*	Universal Microelectronics Co., Ltd.	22,000	10,139
	Universal Microwave Technology, Inc.	23,229	61,148
*	Unizyx Holding Corp.	133,000	74,402
	UPC Technology Corp.	364,181	121,962
	Userjoy Technology Co., Ltd.	10,452	39,289
	USI Corp.	465,861	192,496
*	Usun Technology Co., Ltd.	15,400	12,790
	Utechzone Co., Ltd.	22,000	39,595
	Vanguard International Semiconductor Corp.	261,000	643,032
	VHQ Media Holdings, Ltd.	10,000	31,296
	Visual Photonics Epitaxy Co., Ltd.	89,475	292,014
	Vivotek, Inc.	22,242	60,715
	Voltronic Power Technology Corp.	15,755	378,359
	Wafer Works Corp.	120,593	127,526
	Waffer Technology Corp.	16,000	6,355
	Wah Hong Industrial Corp.	24,423	20,403
	Wah Lee Industrial Corp.	79,000	144,853
	Walsin Lihwa Corp.	1,212,000	589,520
	Walsin Technology Corp.	118,000	805,596
	Walton Advanced Engineering, Inc.	166,385	60,452
	Wan Hai Lines, Ltd.	297,557	165,961
	Wei Chuan Foods Corp.	113,000	81,403
	Weikeng Industrial Co., Ltd.	127,076	72,806
	Well Shin Technology Co., Ltd.	44,000	70,224
	Weltrend Semiconductor	17,000	13,114
	Win Semiconductors Corp.	67,868	615,244
	Winbond Electronics Corp.	2,075,117	1,143,663
	Winstek Semiconductor Co., Ltd.	31,000	26,603
	Wintek Corp.	312,087	3,545
	Wisdom Marine Lines Co., Ltd.	170,052	158,149
	Wistron Corp.	1,094,506	975,426
	Wistron NeWeb Corp.	114,113	263,839
	Wonderful Hi-Tech Co., Ltd.	38,000	19,619

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wowprime Corp.	45,000	$104,428
	WPG Holdings, Ltd.	385,756	483,606
	WT Microelectronics Co., Ltd.	220,836	279,327
	XAC Automation Corp.	13,000	13,450
	XPEC Entertainment, Inc.	5,612	461
	Xxentria Technology Materials Corp.	48,306	97,851
	Yageo Corp.	129,261	1,621,412
*	Yang Ming Marine Transport Corp.	563,428	125,464
	YC INOX Co., Ltd.	112,200	94,421
	YCC Parts Manufacturing Co., Ltd.	14,000	23,311
	Yea Shin International Development Co., Ltd.	84,533	47,035
	Yem Chio Co., Ltd.	185,019	68,201
*	Yeong Guan Energy Technology Group Co., Ltd.	47,432	89,515
	YFC-Boneagle Electric Co., Ltd.	45,000	33,757
	YFY, Inc.	615,000	265,466
	Yi Jinn Industrial Co., Ltd.	114,700	51,771
	Yieh Phui Enterprise Co., Ltd.	479,787	144,316
	Yonyu Plastics Co., Ltd.	36,400	39,691
	Young Optics, Inc.	9,000	20,893
	Youngtek Electronics Corp.	51,120	79,913
	Yuanta Financial Holding Co., Ltd.	2,189,991	1,418,193
	Yuanta Futures Co., Ltd.	29,000	52,627
	Yuen Chang Stainless Steel Co., Ltd.	49,000	27,815
	Yulon Finance Corp.	72,600	264,336
	Yulon Motor Co., Ltd.	468,223	274,793
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	32,000	74,156
	Yungshin Construction & Development Co., Ltd.	24,000	27,195
	YungShin Global Holding Corp.	69,950	102,418
	Zeng Hsing Industrial Co., Ltd.	31,423	133,370
	Zenitron Corp.	87,000	58,906
	Zero One Technology Co., Ltd.	33,000	30,087
	Zhen Ding Technology Holding, Ltd.	320,650	1,240,158
	Zig Sheng Industrial Co., Ltd.	200,543	48,749
	Zinwell Corp.	136,000	83,364
	Zippy Technology Corp.	50,000	58,861
	ZongTai Real Estate Development Co., Ltd.	83,477	84,660
TOTAL TAIWAN			167,526,378
THAILAND — (0.7%)
	Advanced Info Service PCL	75,600	494,783
	Advanced Information Technology PCL, Class F	48,300	26,962
	AEON Thana Sinsap Thailand PCL	45,300	237,618
	After You PCL	121,100	40,017
	Airports of Thailand PCL	211,000	477,238
	AJ Plast PCL	42,900	11,355
	Allianz Ayudhya Capital PCL	3,900	4,942
	Amata Corp. PCL	143,200	74,885
	Ananda Development PCL	738,700	48,820
	AP Thailand PCL	713,704	157,990
*	Asia Aviation PCL	627,800	35,046
	Asia Plus Group Holdings PCL	518,200	27,930
	Asia Sermkij Leasing PCL	53,000	43,784
	Asian Insulators PCL	416,640	14,169
	B Grimm Power PCL	100,300	199,506
	Bangchak Corp. PCL	329,800	264,517
	Bangkok Aviation Fuel Services PCL	105,350	96,326
	Bangkok Bank PCL	26,400	122,387
	Bangkok Bank PCL	3,900	18,017
	Bangkok Chain Hospital PCL	361,975	180,000

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Dusit Medical Services PCL, Class F	443,400	$354,208
	Bangkok Expressway & Metro PCL	1,166,202	411,557
	Bangkok Land PCL	5,761,300	219,953
	Bangkok Life Assurance PCL	78,400	48,544
	Bangkok Ranch PCL	202,500	14,942
	Banpu PCL	674,600	218,590
	Banpu PCL	204,750	66,345
	Banpu Power PCL	98,500	46,769
	BCPG PCL	168,500	85,953
	Beauty Community PCL	624,000	45,243
*	BEC World PCL	729,900	124,109
	Berli Jucker PCL	200,900	264,257
	Better World Green PCL	408,300	6,943
	BJC Heavy Industries PCL, Class F	114,800	6,445
	BTS Group Holdings PCL	174,100	69,819
	Bumrungrad Hospital PCL	91,500	391,891
	Buriram Sugar PCL	123,700	14,842
	Cal-Comp Electronics Thailand PCL, Class F	604,518	34,328
	Carabao Group PCL, Class F	43,600	124,142
	Central Pattana PCL	173,600	338,345
	Central Plaza Hotel PCL	200,200	139,376
	CH Karnchang PCL	351,200	224,218
	Charoen Pokphand Foods PCL	982,700	945,813
	Chularat Hospital PCL, Class F	1,240,700	107,472
	COL PCL	14,000	7,501
	Com7 PCL, Class F	177,600	153,840
*	Country Group Development PCL	645,200	18,215
	CP ALL PCL	334,500	759,252
	Delta Electronics Thailand PCL	12,700	22,511
	Dhipaya Insurance PCL	144,400	112,574
	Diamond Building Products PCL	8,300	1,691
	Do Day Dream PCL	24,500	17,607
	Dynasty Ceramic PCL	1,335,900	77,145
	Eastern Polymer Group PCL, Class F	155,800	28,241
	Eastern Printing PCL	214,032	24,308
	Eastern Water Resources Development and Management PCL, Class F	104,600	38,592
	Electricity Generating PCL	22,300	217,491
	Energy Absolute PCL	156,500	217,152
	Erawan Group PCL (The)	739,500	102,016
	Esso Thailand PCL	390,600	84,586
	Forth Corp. PCL	142,300	28,305
	Forth Smart Service PCL	124,000	25,858
	GFPT PCL	173,500	69,021
	Global Green Chemicals PCL, Class F	90,900	33,537
	Global Power Synergy PCL, Class F	99,928	269,296
	Gunkul Engineering PCL	437,640	37,067
	Haad Thip PCL	43,300	31,395
	Hana Microelectronics PCL	300,800	340,173
	Home Product Center PCL	640,958	300,224
	Ichitan Group PCL	150,200	23,997
	Indorama Ventures PCL	389,900	353,374
	Interhides PCL	206,100	24,333
	Interlink Communication PCL	43,050	4,944
	Intouch Holdings PCL	14,000	25,040
	Intouch Holdings PCL, Class F	21,100	37,739
	IRPC PCL	3,608,100	333,376
	Italian-Thai Development PCL	1,478,354	68,772
	Jasmine International PCL	1,777,700	288,014
	JMT Network Services PCL, Class F	69,500	48,831

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	JWD Infologistics PCL	211,000	$49,755
	Kang Yong Electric PCL	100	837
	Karmarts PCL	136,400	16,104
	Kasikornbank PCL	27,200	123,041
	Kasikornbank PCL	78,700	354,743
	KCE Electronics PCL	264,600	158,743
	KGI Securities Thailand PCL	616,400	90,967
	Khon Kaen Sugar Industry PCL	815,184	62,244
	Kiatnakin Bank PCL	73,600	161,155
	Krung Thai Bank PCL	558,775	288,620
	Krungthai Card PCL	384,000	421,944
	Lam Soon Thailand PCL	77,800	12,330
	Land & Houses PCL	260,000	77,575
	Lanna Resources PCL	105,750	25,106
	LH Financial Group PCL	2,170,700	94,711
*	Loxley PCL	518,575	20,464
	LPN Development PCL	464,200	72,378
	Major Cineplex Group PCL	234,800	159,697
	MBK PCL	287,200	183,358
	MC Group PCL	189,300	59,517
*	MCOT PCL	60,600	17,984
	MCS Steel PCL	132,000	41,925
	Mega Lifesciences PCL	152,400	133,234
	Minor International PCL	92,956	91,703
	MK Restaurants Group PCL	71,000	157,740
*	Mono Technology PCL, Class F	699,300	17,275
	Muangthai Capital PCL	140,600	293,199
	Namyong Terminal PCL	52,000	6,039
	Netbay PCL	32,500	33,887
	Origin Property PCL, Class F	411,500	86,472
	PCS Machine Group Holding PCL	41,000	7,366
	Plan B Media Pcl, Class F	230,500	44,000
	Platinum Group PCL (The), Class F	28,600	3,597
	Polyplex Thailand PCL	146,200	63,320
*	Precious Shipping PCL	394,300	72,737
	Premier Marketing PCL	112,400	22,898
	Prima Marine PCL	176,800	31,197
*	Principal Capital PCL	136,700	20,174
	Property Perfect PCL	3,162,900	80,163
	Pruksa Holding PCL	307,700	139,191
	PTG Energy PCL	449,700	200,540
	PTT Exploration & Production PCL	247,285	991,679
	PTT Global Chemical PCL	347,545	546,349
	PTT PCL	189,000	262,247
	PTT PCL	1,631,640	2,263,986
	Pylon PCL	76,800	12,122
	Quality Houses PCL	2,809,309	223,519
	Raimon Land PCL	859,600	23,717
	Rajthanee Hospital PCL	74,800	59,514
	Ratch Group PCL	12,000	26,179
	Ratch Group PCL	90,899	198,304
	Ratchthani Leasing PCL	768,500	134,370
*	Regional Container Lines PCL	173,100	15,327
	Robinson PCL	7,700	13,278
	Rojana Industrial Park PCL	383,190	62,697
	RS PCL	136,700	48,242
	S 11 Group PCL	82,600	19,080
	Sabina PCL	75,100	56,620
*	Sahakol Equipment PCL	128,400	7,126

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Samart Corp. PCL	115,700	$27,839
	Samart Telcoms PCL	153,700	35,257
	Sansiri PCL	5,544,233	177,871
	Sappe PCL	97,100	61,057
	SC Asset Corp. PCL	641,562	45,694
	Scan Inter PCL, Class F	91,000	5,051
	SEAFCO PCL	154,000	29,644
	Sena Development PCL	203,000	17,193
	Sermsang Power Corp. Co., Ltd.	88,400	20,136
	Siam Cement PCL (The)	10,900	125,191
	Siam Cement PCL (The)	11,400	130,934
	Siam City Cement PCL	15,435	92,600
	Siam Commercial Bank PCL (The)	141,600	445,197
	Siam Future Development PCL	600,212	103,020
	Siam Global House PCL	206,279	93,974
	Siam Wellness Group PCL, Class F	169,400	66,303
	Siamgas & Petrochemicals PCL	488,800	128,590
	Singha Estate PCL	838,964	60,830
	SNC Former PCL	8,800	2,597
	Somboon Advance Technology PCL	163,550	66,637
	SPCG PCL	257,400	165,159
	Sri Trang Agro-Industry PCL	126,360	52,701
	Sri Trang Agro-Industry PCL	305,320	127,339
*	Sriracha Construction PCL	26,800	5,546
	Srisawad Corp. PCL	211,310	508,446
	Srithai Superware PCL	372,000	8,474
	Star Petroleum Refining PCL	970,500	264,654
	Supalai PCL	448,975	233,346
	Super Energy Corp. PCL	5,854,300	95,787
	Synnex Thailand PCL	87,780	18,587
	Syntec Construction PCL	228,200	14,057
	TAC Consumer PCL, Class F	68,700	9,081
	Taokaenoi Food & Marketing PCL, Class F	221,700	65,792
*	Tata Steel Thailand PCL	1,030,600	13,226
	TCM Corp. PCL	133,600	8,229
*	Thai Airways International PCL	358,500	66,133
*	Thai Airways International PCL	60,600	11,179
	Thai Oil PCL	426,800	712,018
	Thai Reinsurance PCL	426,400	8,208
	Thai Solar Energy PCL, Class F	169,596	18,499
	Thai Stanley Electric PCL, Class F	9,600	50,664
	Thai Union Group PCL, Class F	307,940	151,154
	Thai Vegetable Oil PCL	190,400	178,672
	Thai Wah PCL, Class F	109,900	14,103
*	Thaicom PCL	80,600	9,774
*	Thaicom PCL	109,200	13,243
	Thaifoods Group PCL	383,800	55,655
	Thaire Life Assurance PCL	112,800	12,883
	Thanachart Capital PCL	54,500	90,921
	Thitikorn PCL	40,900	12,137
	Thoresen Thai Agencies PCL	406,851	47,512
	Tipco Asphalt PCL	162,000	107,584
	TIPCO Foods PCL	85,900	19,567
	Tisco Financial Group PCL	111,900	369,769
	TMB Bank PCL	6,352,086	287,342
	TMT Steel PCL	187,600	23,593
	Total Access Communication PCL	235,300	335,927
	Total Access Communication PCL	46,900	66,957
	TPI Polene PCL	2,708,800	136,439

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TPI Polene Power PCL	387,300	$53,429
	True Corp. PCL	3,127,742	377,296
	True Corp. PCL	999,565	120,576
	TTCL PCL	45,600	6,086
	TTCL PCL	19,363	2,584
	TTW PCL	346,900	154,697
*	U City PCL, Class F	1,069,300	51,801
	Union Auction PCL	87,400	18,226
	Unique Engineering & Construction PCL	219,345	50,315
	United Paper PCL	133,000	40,749
	Univanich Palm Oil PCL	44,900	7,563
	Univentures PCL	288,800	42,991
	Vanachai Group PCL	244,900	29,228
	VGI PCL	89,600	25,296
	Vinythai PCL	28,500	22,036
	Vinythai PCL	79,400	61,390
	WHA Corp. PCL	661,500	67,487
	WHA Utilities and Power PCL	315,800	52,177
	Workpoint Entertainment PCL	92,100	37,230
TOTAL THAILAND			27,415,829
TURKEY — (0.2%)
*	Akbank T.A.S.	251,079	346,493
	Akcansa Cimento A.S.	14,427	25,571
	Aksa Akrilik Kimya Sanayii A.S.	43,895	103,413
*	Aksa Enerji Uretim A.S.	80,778	55,017
	Aksigorta A.S.	80,848	92,276
	Alarko Holding A.S.	49,299	50,830
*	Albaraka Turk Katilim Bankasi A.S.	343,811	97,036
	Alkim Alkali Kimya A.S.	8,700	64,010
	Anadolu Anonim Turk Sigorta Sirketi	54,184	44,824
	Anadolu Cam Sanayii A.S.	212,261	167,865
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	40,924	169,081
	Anadolu Hayat Emeklilik A.S.	18,435	22,295
*	Arcelik A.S.	46,518	162,154
	Aygaz A.S.	12,361	27,308
*	Bera Holding A.S.	154,605	113,966
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	44,015	18,841
	BIM Birlesik Magazalar A.S.	61,060	496,985
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	20,919	44,167
*	Bursa Cimento Fabrikasi A.S.	21,402	23,686
	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	30,838	42,193
*	Cimsa Cimento Sanayi VE Ticaret A.S.	25,331	41,709
	Coca-Cola Icecek A.S.	36,806	284,882
	Dogus Otomotiv Servis ve Ticaret A.S.	14,052	28,222
	EGE Endustri VE Ticaret A.S.	615	69,216
	ENERJISA ENERJI AS	62,099	84,144
	Enka Insaat ve Sanayi A.S.	92,122	108,439
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	8,272	35,111
	Eregli Demir ve Celik Fabrikalari TAS	317,734	493,500
*	Fenerbahce Futbol A.S.	11,698	33,554
	Ford Otomotiv Sanayi A.S.	9,472	118,602
*	Global Yatirim Holding A.S.	55,198	44,767
	Goodyear Lastikleri TAS	57,623	45,788
*	GSD Holding AS	90,000	23,795
*	Gubre Fabrikalari TAS	15,038	25,785
	Hektas Ticaret TAS	54,987	95,080
*	Ihlas Holding A.S.	420,638	59,711
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	91,735	43,109

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	341,794	$160,618
*	Karsan Otomotiv Sanayii Ve Ticaret A.S.	140,143	39,780
*	Kerevitas Gida Sanayi ve Ticaret A.S.	46,554	26,467
	KOC Holding A.S.	23,197	75,497
*	Konya Cimento Sanayii A.S.	12	556
	Kordsa Teknik Tekstil A.S.	34,473	81,060
*	Koza Altin Isletmeleri A.S.	8,332	111,513
*	Logo Yazilim Sanayi Ve Ticaret A.S.	12,045	125,049
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	9,703	92,068
*	Migros Ticaret A.S.	21,932	92,051
*	Netas Telekomunikasyon A.S.	19,492	48,367
*	Pegasus Hava Tasimaciligi A.S.	26,634	304,613
*	Petkim Petrokimya Holding A.S.	213,567	143,800
	Polisan Holding A.S.	17,402	9,844
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	111,485	114,814
	Sasa Polyester Sanayi A.S.	11,571	15,730
*	Sekerbank Turk AS	197,155	45,831
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	72,493	86,499
	Soda Sanayii A.S.	99,082	110,224
	TAV Havalimanlari Holding A.S.	65,370	297,368
	Tekfen Holding A.S.	108,194	347,576
	Tofas Turk Otomobil Fabrikasi A.S.	31,476	138,811
	Trakya Cam Sanayii A.S.	209,372	140,871
	Tupras Turkiye Petrol Rafinerileri A.S.	13,008	244,382
*	Turk Hava Yollari AO	226,248	516,160
*	Turk Telekomunikasyon A.S.	66,604	86,341
	Turkcell Iletisim Hizmetleri A.S.	196,131	461,421
	Turkcell Iletisim Hizmetleri A.S., ADR	9,157	53,385
*	Turkiye Garanti Bankasi A.S.	136,402	270,685
*	Turkiye Halk Bankasi A.S.	144,619	167,119
*	Turkiye Is Bankasi A.S., Class C	243,241	293,801
*	Turkiye Sinai Kalkinma Bankasi A.S.	842,363	192,639
	Turkiye Sise ve Cam Fabrikalari A.S.	12,313	11,429
*	Turkiye Vakiflar Bankasi TAO, Class D	271,165	298,982
*	Ulker Biskuvi Sanayi A.S.	139,080	541,835
*	Vestel Elektronik Sanayi ve Ticaret A.S.	37,710	87,469
*	Yapi ve Kredi Bankasi A.S.	286,653	142,100
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	87,870	123,975
TOTAL TURKEY			9,904,155
UNITED KINGDOM — (11.2%)
	4imprint Group P.L.C.	4,332	189,316
	888 Holdings P.L.C.	120,773	214,675
	A.G. Barr P.L.C.	73,131	584,145
	AA P.L.C.	206,663	130,503
	Admiral Group P.L.C.	33,621	1,000,947
	Aggreko P.L.C.	167,992	1,705,277
	Air Partner P.L.C.	15,229	15,116
	Anglo American P.L.C.	444,183	11,590,553
	Anglo-Eastern Plantations P.L.C.	542	3,936
	Antofagasta P.L.C.	84,007	907,424
	Arrow Global Group P.L.C.	88,475	309,585
	Ashmore Group P.L.C.	156,032	1,115,973
	Ashtead Group P.L.C.	118,226	3,816,087
*	ASOS P.L.C.	7,912	320,054
	Associated British Foods P.L.C.	64,868	2,245,319
	AstraZeneca P.L.C., Sponsored ADR	213,118	10,378,847
	AstraZeneca P.L.C.	1,641	160,535
	Auto Trader Group P.L.C.	368,944	2,722,357

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AVEVA Group P.L.C.	1,372	$88,967
	Aviva P.L.C.	745,696	3,907,811
	Avon Rubber P.L.C.	8,717	286,376
	B&M European Value Retail SA	580,889	2,785,341
	Babcock International Group P.L.C.	217,181	1,685,109
	BAE Systems P.L.C.	298,043	2,477,618
	Balfour Beatty P.L.C.	247,888	868,443
	Bank of Georgia Group P.L.C.	22,423	447,795
	Barclays P.L.C., Sponsored ADR	222,039	1,953,943
	Barclays P.L.C.	709,856	1,567,585
	Barratt Developments P.L.C.	275,815	2,920,200
	Beazley P.L.C.	106,769	761,977
	Begbies Traynor Group P.L.C.	12,000	12,640
	Bellway P.L.C.	87,934	4,626,724
	Berkeley Group Holdings P.L.C.	62,800	4,337,361
	BHP Group P.L.C., ADR	75,383	3,273,884
	BHP Group P.L.C.	133,997	2,916,659
	Bloomsbury Publishing P.L.C.	21,145	79,168
	Bodycote P.L.C.	123,910	1,398,359
*	Boohoo Group P.L.C.	235,609	939,308
	BP P.L.C., Sponsored ADR	530,397	19,163,246
	BP P.L.C.	1,325	7,977
	Braemar Shipping Services P.L.C.	3,998	10,912
	Brewin Dolphin Holdings P.L.C.	236,584	1,124,673
	British American Tobacco P.L.C., Sponsored ADR	33,528	1,476,908
	British American Tobacco P.L.C.	149,195	6,578,739
	Britvic P.L.C.	108,262	1,320,950
	BT Group P.L.C.	1,238,988	2,629,304
	Bunzl P.L.C.	37,449	969,939
	Burberry Group P.L.C.	60,755	1,557,783
	Burford Capital, Ltd.	55,480	460,820
*	Cairn Energy P.L.C.	141,480	316,027
*	Capita P.L.C.	503,359	965,829
	Capital & Counties Properties P.L.C.	178,188	571,793
*	Carclo P.L.C.	13,633	1,916
	Card Factory P.L.C.	150,506	175,630
	CareTech Holdings P.L.C.	7,081	42,713
	Carnival P.L.C.	12,420	507,254
	Carnival P.L.C., ADR	730	30,003
	Carr's Group P.L.C.	9,590	19,960
	Castings P.L.C.	1,976	11,183
	Centamin P.L.C.	579,273	1,038,945
	Centrica P.L.C.	1,512,626	1,695,450
	Charles Stanley Group P.L.C.	382	1,681
	Chemring Group P.L.C.	96,295	345,491
	Chesnara P.L.C.	26,225	112,712
	Cineworld Group P.L.C.	446,619	1,042,453
*	Circassia Pharmaceuticals P.L.C.	20,894	7,610
	City of London Investment Group P.L.C.	4,266	25,277
	Clarkson P.L.C.	4,475	172,360
	Clipper Logistics P.L.C.	5,686	19,452
	Close Brothers Group P.L.C.	88,703	1,655,921
	CLS Holdings P.L.C.	40,603	145,163
	CMC Markets P.L.C.	75,060	155,175
	Coca-Cola HBC AG	48,919	1,796,901
	Compass Group P.L.C.	121,028	2,992,079
	Computacenter P.L.C.	47,733	1,129,411
	Connect Group P.L.C.	55,168	25,033
	Consort Medical P.L.C.	12,591	166,549

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	ConvaTec Group P.L.C.	363,087	$994,695
	Costain Group P.L.C.	65,361	168,383
	Countryside Properties P.L.C.	67,627	434,992
*	Countrywide P.L.C.	1,844	9,240
	Cranswick P.L.C.	26,742	1,260,637
	Crest Nicholson Holdings P.L.C.	138,429	912,465
	Croda International P.L.C.	27,000	1,773,036
	Daily Mail & General Trust P.L.C., Class A	32,806	352,054
	Dart Group P.L.C.	939	21,059
	DCC P.L.C.	4,328	349,451
	De La Rue P.L.C.	39,052	72,236
	Devro P.L.C.	111,395	251,845
	DFS Furniture P.L.C.	12,850	47,266
	Diageo P.L.C., Sponsored ADR	20,387	3,220,127
	Diageo P.L.C.	19,831	784,179
*	Dialight P.L.C.	7,092	24,735
	Dignity P.L.C.	13,885	104,826
	Diploma P.L.C.	61,364	1,580,070
	Direct Line Insurance Group P.L.C.	607,251	2,704,612
	DiscoverIE Group P.L.C.	13,621	102,739
	Dixons Carphone P.L.C.	351,634	628,348
	Domino's Pizza Group P.L.C.	188,182	766,424
	Drax Group P.L.C.	853,045	794,088
	DS Smith P.L.C.	422,371	1,893,688
	Dunelm Group P.L.C.	39,290	601,999
	easyJet P.L.C.	49,289	904,776
*	EI Group P.L.C.	254,877	957,064
	Electrocomponents P.L.C.	270,323	2,361,493
	Elementis P.L.C.	150,427	253,537
	EMIS Group P.L.C.	5,988	90,888
*	EnQuest P.L.C.	703,615	221,656
	Equiniti Group P.L.C.	30,166	81,435
	Essentra P.L.C.	81,506	450,138
	Euromoney Institutional Investor P.L.C.	19,789	320,006
	Evraz P.L.C.	107,225	497,826
	Experian P.L.C.	61,660	2,146,259
	FDM Group Holdings P.L.C.	7,533	97,575
	Ferguson P.L.C.	34,587	3,105,932
	Ferrexpo P.L.C.	266,878	489,679
	Fevertree Drinks P.L.C.	7,797	141,553
	Findel P.L.C.	17,046	52,896
*	Firstgroup P.L.C.	734,155	1,197,500
	Flowtech Fluidpower P.L.C.	6,694	8,485
	Forterra P.L.C.	5,070	22,030
*	Foxtons Group P.L.C.	80,868	88,816
*	Frasers Group P.L.C.	156,692	974,325
	Fresnillo P.L.C.	19,968	174,423
	Future P.L.C.	2,237	37,757
	G4S P.L.C.	517,780	1,332,489
	Galliford Try Holdings P.L.C.	70,799	139,219
	Games Workshop Group P.L.C.	8,770	766,466
*	Gamesys Group P.L.C.	12,370	121,102
	Gamma Communications P.L.C.	643	11,853
*	Gem Diamonds, Ltd.	196,540	159,711
	Genel Energy P.L.C.	45,011	108,944
	Genus P.L.C.	8,628	350,507
*	Georgia Capital P.L.C.	10,657	113,171
	GlaxoSmithKline P.L.C., Sponsored ADR	198,016	9,267,149
	GlaxoSmithKline P.L.C.	26,079	612,320

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Glencore P.L.C.	1,880,751	$5,500,431
	Go-Ahead Group P.L.C. (The)	31,861	858,739
	GoCo Group P.L.C.	90,463	111,533
	Grafton Group P.L.C.	62,797	762,443
	Grainger P.L.C.	37,621	146,890
	Greencore Group P.L.C.	114,245	369,573
	Greggs P.L.C.	76,734	2,280,282
	Gulf Keystone Petroleum, Ltd.	93,101	227,875
	GVC Holdings P.L.C.	163,379	1,889,103
	Gym Group P.L.C. (The)	15,488	60,500
	Halfords Group P.L.C.	148,253	320,142
	Halma P.L.C.	139,141	3,862,062
	Hargreaves Lansdown P.L.C.	30,925	701,982
	Hastings Group Holdings P.L.C.	110,882	263,418
	Hays P.L.C.	1,083,617	2,216,055
	Headlam Group P.L.C.	17,127	117,990
	Helical P.L.C.	112,796	712,931
	Henry Boot P.L.C.	2,952	12,908
	Highland Gold Mining, Ltd.	22,526	62,322
	Hikma Pharmaceuticals P.L.C.	39,672	957,974
	Hill & Smith Holdings P.L.C.	44,600	834,343
	Hilton Food Group P.L.C.	5,319	73,805
	Hiscox, Ltd.	109,377	1,892,314
	Hochschild Mining P.L.C.	177,206	393,731
	Hollywood Bowl Group P.L.C.	11,862	45,774
	HomeServe P.L.C.	162,939	2,753,389
*	Horizon Discovery Group P.L.C.	13,727	28,694
	Hostelworld Group P.L.C.	2,814	5,619
	Howden Joinery Group P.L.C.	421,527	3,824,048
	HSBC Holdings P.L.C.	355,307	2,583,146
	HSBC Holdings P.L.C., Sponsored ADR	292,639	10,619,869
	Hunting P.L.C.	62,132	250,845
	Huntsworth P.L.C.	160,908	52,835
	Hyve Group P.L.C.	239,883	311,633
	Ibstock P.L.C.	143,385	550,122
	IMI P.L.C.	217,991	3,168,657
	Imperial Brands P.L.C.	90,005	2,307,928
	Inchcape P.L.C.	239,911	2,079,369
*	Indivior P.L.C.	348,366	174,145
	Informa P.L.C.	185,224	1,892,064
	InterContinental Hotels Group P.L.C., ADR	10,590	650,125
	InterContinental Hotels Group P.L.C.	9,638	593,691
	International Consolidated Airlines Group SA	197,808	1,482,343
	International Personal Finance P.L.C.	5,985	12,448
	Intertek Group P.L.C.	36,030	2,733,885
	Investec P.L.C.	216,890	1,196,780
	ITV P.L.C.	898,247	1,600,325
	IWG P.L.C.	408,857	2,380,071
	J D Wetherspoon P.L.C.	65,453	1,338,986
	J Sainsbury P.L.C.	464,673	1,239,401
	James Fisher & Sons P.L.C.	26,218	681,856
	James Halstead P.L.C.	1,935	14,557
	JD Sports Fashion P.L.C.	193,896	2,096,832
	John Laing Group P.L.C.	12,552	58,710
	John Menzies P.L.C.	55,353	314,986
	John Wood Group P.L.C.	402,304	1,991,363
	Johnson Matthey P.L.C.	27,274	935,114
	Joules Group P.L.C.	6,431	15,881
	Jupiter Fund Management P.L.C.	266,659	1,352,929

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Just Eat P.L.C.	21,760	$246,964
*	Just Group P.L.C.	232,274	238,814
	Kainos Group P.L.C.	15,023	156,101
	KAZ Minerals P.L.C.	112,829	650,307
	Keller Group P.L.C.	41,282	454,196
#	Kier Group P.L.C.	46,982	55,536
	Kin & Carta P.L.C.	64,174	94,176
	Kingfisher P.L.C.	691,440	1,856,348
*	Lamprell P.L.C.	192,715	85,887
	Lancashire Holdings, Ltd.	67,272	664,292
	Legal & General Group P.L.C.	1,054,437	4,240,843
*	Liberty Global P.L.C., Class A	12,282	252,027
*	Liberty Global P.L.C., Class C	30,121	586,750
	Liontrust Asset Management P.L.C.	607	10,788
	Lloyds Banking Group P.L.C.	7,881,167	5,883,559
	Lloyds Banking Group P.L.C., ADR	108,571	321,370
	London Stock Exchange Group P.L.C.	40,337	4,168,457
	Lookers P.L.C.	158,309	115,836
	Low & Bonar P.L.C.	630,175	107,725
	LSL Property Services P.L.C.	7,393	29,890
*	M&G P.L.C.	26,666	84,146
	Man Group P.L.C.	774,874	1,570,475
	Marks & Spencer Group P.L.C.	819,240	1,899,764
	Marshalls P.L.C.	133,933	1,395,576
	Marston's P.L.C.	696,785	964,477
	McBride P.L.C.	104,034	85,768
	McCarthy & Stone P.L.C.	111,794	217,708
	Mears Group P.L.C.	44,682	179,696
	Mediclinic International P.L.C.	34,624	167,047
	Mediclinic International P.L.C.	120,022	583,737
	Meggitt P.L.C.	317,110	2,821,037
	Melrose Industries P.L.C.	874,105	2,678,861
	Micro Focus International P.L.C., Sponsored ADR	10,253	137,391
	Micro Focus International P.L.C.	55,309	742,767
	Midwich Group P.L.C.	1,835	12,804
*	Mitchells & Butlers P.L.C.	106,629	562,265
	Mitie Group P.L.C.	194,308	339,809
	MJ Gleeson P.L.C.	650	8,221
	Mondi P.L.C.	88,836	1,807,525
	Mondi P.L.C.	35,242	710,988
	Moneysupermarket.com Group P.L.C.	210,992	905,693
	Morgan Advanced Materials P.L.C.	146,302	601,864
	Morgan Sindall Group P.L.C.	14,137	341,370
	Mortgage Advice Bureau Holdings, Ltd.	223	2,317
*	Mothercare P.L.C.	117,858	24,105
	Motorpoint group P.L.C.	8,534	35,499
	N Brown Group P.L.C.	128,970	139,270
	Naked Wines P.L.C.	10,708	29,608
	National Express Group P.L.C.	317,218	1,870,656
	National Grid P.L.C.	37,297	495,552
	National Grid P.L.C., Sponsored ADR	18,453	1,223,060
	NCC Group P.L.C.	34,461	97,644
	Next Fifteen Communications Group P.L.C.	2,878	19,215
	Next P.L.C.	16,526	1,501,873
	NMC Health P.L.C.	7,628	129,723
	Norcros P.L.C.	9,498	36,109
	Northgate P.L.C.	89,612	314,986
*	Ocado Group P.L.C.	25,424	409,928
	On the Beach Group P.L.C.	64,177	330,494

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	OneSavings Bank P.L.C.	98,752	$555,285
*	Oxford Biomedica PLC	3,032	24,227
	Oxford Instruments P.L.C.	28,887	587,470
	Pagegroup P.L.C.	247,343	1,490,018
	Paragon Banking Group P.L.C.	62,407	418,213
*	Parkmead Group P.L.C. (The)	14,461	8,374
	PayPoint P.L.C.	33,851	445,626
	Pearson P.L.C.	49,730	371,181
	Pearson P.L.C., Sponsored ADR	65,631	486,982
	Pendragon P.L.C.	652,031	106,148
	Pennon Group P.L.C.	155,995	2,276,941
	Persimmon P.L.C.	91,051	3,665,540
*	Petra Diamonds, Ltd.	468,727	58,817
	Petrofac, Ltd.	103,891	477,896
*	Petropavlovsk P.L.C.	1,374,805	329,470
	Pets at Home Group P.L.C.	223,971	832,761
	Pharos Energy P.L.C.	188,253	113,042
	Phoenix Group Holdings P.L.C.	182,190	1,818,725
	Photo-Me International P.L.C.	155,153	183,617
	Playtech P.L.C.	153,089	696,013
	Polar Capital Holdings P.L.C.	536	4,134
	Polypipe Group P.L.C.	120,181	857,787
	Porvair P.L.C.	3,245	33,631
*	Premier Foods P.L.C.	1,165,699	556,360
*	Premier Oil P.L.C.	667,128	880,675
	Provident Financial P.L.C.	29,602	181,352
	Prudential P.L.C., ADR	28,699	1,020,536
	Prudential P.L.C.	26,666	474,131
	PZ Cussons P.L.C.	117,038	298,277
	QinetiQ Group P.L.C.	269,391	1,251,443
	Rank Group P.L.C.	79,561	299,856
*	Raven Property Group, Ltd.	55,348	36,557
	Reach P.L.C.	683,924	1,197,299
	Reckitt Benckiser Group P.L.C.	18,757	1,552,579
	Redde P.L.C.	7,476	9,679
	Redrow P.L.C.	125,857	1,318,942
	RELX P.L.C., Sponsored ADR	56,878	1,509,547
	RELX P.L.C.	19,573	519,307
	RELX P.L.C.	60,337	1,597,178
	Renewi P.L.C.	659,822	310,077
	Renishaw P.L.C.	25,814	1,351,404
*	Renold P.L.C.	4,231	964
	Rentokil Initial P.L.C.	393,216	2,421,645
	Restaurant Group P.L.C. (The)	2,430,435	507,785
	Rhi Magnesita NV	6,143	262,928
	Ricardo P.L.C.	15,024	152,413
	Rightmove P.L.C.	286,549	2,483,388
	Rio Tinto P.L.C.	42,958	2,297,145
	Rio Tinto P.L.C., Sponsored ADR	118,367	6,324,349
	RM P.L.C.	10,751	40,376
	Robert Walters P.L.C.	20,483	162,931
	Rolls-Royce Holdings P.L.C.	279,216	2,459,427
	Rotork P.L.C.	564,217	2,260,766
	Royal Bank of Scotland Group P.L.C.	282,326	808,640
	Royal Bank of Scotland Group P.L.C., Sponsored ADR	97,736	559,050
	Royal Dutch Shell P.L.C., Class A	177,300	4,655,951
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	181,989	9,490,713
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	143,548	7,648,237
	Royal Dutch Shell P.L.C., Class B	392,866	927,301

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Royal Mail P.L.C.	357,518	$934,511
	RPS Group P.L.C.	95,848	220,002
	RSA Insurance Group P.L.C.	236,814	1,718,150
	Saga P.L.C.	229,992	126,899
	Sage Group P.L.C. (The)	217,428	2,116,799
	Savills P.L.C.	104,974	1,720,833
	Schroders P.L.C.	22,672	959,920
	Schroders P.L.C.	8,330	273,368
	SDL P.L.C.	15,559	126,649
	Senior P.L.C.	216,927	477,325
	Severfield P.L.C.	55,690	63,260
	Severn Trent P.L.C.	47,186	1,605,719
	SIG P.L.C.	185,699	226,399
	Signature Aviation P.L.C.	395,404	1,516,212
	Smith & Nephew P.L.C., Sponsored ADR	4,855	233,113
	Smith & Nephew P.L.C.	61,606	1,482,296
	Smiths Group P.L.C.	41,463	921,921
	Softcat P.L.C.	65,717	1,000,739
	Sophos Group P.L.C.	59,947	440,373
	Spectris P.L.C.	33,908	1,180,676
	Speedy Hire P.L.C.	143,418	150,683
	Spirax-Sarco Engineering P.L.C.	20,262	2,380,263
	Spire Healthcare Group P.L.C.	210,047	363,914
	Spirent Communications P.L.C.	153,840	449,397
	SSE P.L.C.	212,600	4,231,968
	SSP Group P.L.C.	153,221	1,300,417
	St James's Place P.L.C.	35,949	540,662
	St. Modwen Properties P.L.C.	111,333	723,309
	Stagecoach Group P.L.C.	299,334	538,858
	Standard Chartered P.L.C.	458,248	3,810,533
	Standard Life Aberdeen P.L.C.	458,217	1,820,688
	SThree P.L.C.	31,206	150,032
	Stobart Group, Ltd.	56,387	75,800
	Stock Spirits Group P.L.C.	41,281	110,810
	Superdry P.L.C.	33,500	169,139
	Synthomer P.L.C.	219,970	979,688
	T Clarke P.L.C.	15,864	27,778
	TalkTalk Telecom Group P.L.C.	238,145	372,091
	Tate & Lyle P.L.C.	180,182	1,883,533
	Taylor Wimpey P.L.C.	1,678,869	4,761,983
	Ted Baker P.L.C.	16,026	47,552
	Telecom Plus P.L.C.	34,655	690,001
*	Telit Communications P.L.C.	6,860	13,705
	Tesco P.L.C.	1,478,201	4,807,877
	Topps Tiles P.L.C.	70,051	71,930
	TP ICAP P.L.C.	399,201	2,087,400
	Travis Perkins P.L.C.	121,743	2,486,838
	Trifast P.L.C.	13,102	33,062
	TT Electronics P.L.C.	46,202	144,620
	TUI AG	63,010	641,654
	TUI AG	47,881	490,561
	Tullow Oil P.L.C.	1,312,813	611,250
	Tyman P.L.C.	4,875	17,523
	U & I Group P.L.C.	71,679	169,350
	UDG Healthcare P.L.C.	29,228	289,103
	Ultra Electronics Holdings P.L.C.	50,507	1,504,257
	Unilever P.L.C., Sponsored ADR	77,830	4,651,899
	Unilever P.L.C.	12,127	723,392
	United Utilities Group P.L.C.	124,790	1,669,779

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Urban & Civic P.L.C.	3,852	$18,449
	Vectura Group P.L.C.	417,415	517,323
	Vesuvius P.L.C.	78,061	448,311
	Victrex P.L.C.	55,606	1,622,622
*	Virgin Money UK P.L.C.	185,359	400,436
	Vistry Group P.L.C.	104,879	1,909,231
	Vitec Group P.L.C. (The)	9,290	125,954
	Vodafone Group P.L.C.	2,677,476	5,260,485
	Volex P.L.C.	1,437	3,124
	Volution Group P.L.C.	322	1,028
	Weir Group P.L.C (The)	39,469	700,427
	WH Smith P.L.C.	43,220	1,361,546
	Whitbread P.L.C.	26,208	1,544,931
	William Hill P.L.C.	483,389	1,103,858
	Wilmington P.L.C.	3,357	10,804
	Wincanton P.L.C.	28,616	111,266
	Wm Morrison Supermarkets P.L.C.	737,154	1,767,559
	WPP P.L.C., Sponsored ADR	18,997	1,180,853
	WPP P.L.C.	121,750	1,513,785
*	Xaar P.L.C.	19,001	9,782
TOTAL UNITED KINGDOM			451,017,316
UNITED STATES — (0.0%)
*	Epsilon Energy, Ltd.	4,980	15,687
	Ovintiv, Inc.	37,662	588,663
	Ovintiv, Inc.	50,676	789,584
*	Sundance Energy, Inc.	3,006	32,584
TOTAL UNITED STATES			1,426,518
TOTAL COMMON STOCKS			3,992,185,560
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.5%)
*	Alpargatas SA	24,443	204,557
	Banco ABC Brasil S.A.	51,921	263,206
	Banco Bradesco SA	45,524	349,620
	Banco do Estado do Rio Grande do Sul SA, Class B	114,194	535,693
	Banco Pan SA	80,874	183,556
	Braskem SA, Class A	14,800	109,032
	Centrais Eletricas Brasileiras SA, Class B	24,904	237,666
	Centrais Eletricas Santa Catarina	4,700	58,747
	Cia Brasileira de Distribuicao	63,210	1,255,758
	Cia de Saneamento do Parana	111,635	519,518
	Cia de Transmissao de Energia Eletrica Paulista	52,396	271,609
	Cia Energetica de Minas Gerais	204,737	714,710
	Cia Energetica de Sao Paulo, Class B	56,244	417,765
	Cia Energetica do Ceara, Class A	3,232	47,092
	Cia Ferro Ligas da Bahia - FERBASA	24,000	109,279
	Cia Paranaense de Energia	32,905	564,117
	Eucatex SA Industria e Comercio	4,600	8,034
	Gerdau SA	198,623	929,900
*	Gol Linhas Aereas Inteligentes SA	4,592	36,724
	Grazziotin SA	3,600	27,740
	Itau Unibanco Holding SA	420,051	3,219,090
	Lojas Americanas SA	34,732	223,431
	Marcopolo SA	255,633	288,905
	Petroleo Brasileiro SA	812,708	5,398,950
	Randon SA Implementos e Participacoes	53,600	170,214

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Schulz SA	23,300	$64,199
	Telefonica Brasil SA	27,800	385,523
	Unipar Carbocloro SA	45,636	348,456
	Usinas Siderurgicas de Minas Gerais SA, Class A	229,492	516,044
TOTAL BRAZIL			17,459,135
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	10,803	16,118
	Embotelladora Andina SA, Class B	60,988	159,194
TOTAL CHILE			175,312
COLOMBIA — (0.0%)
	Avianca Holdings SA	154,857	91,239
	Banco Davivienda SA	23,860	320,784
	Grupo Argos SA	4,347	16,524
	Grupo Aval Acciones y Valores SA	357,618	151,622
	Grupo de Inversiones Suramericana SA	13,796	112,546
TOTAL COLOMBIA			692,715
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	12,142	676,808
	Biotest AG	5,294	125,614
	Draegerwerk AG & Co. KGaA	3,817	222,549
	Fuchs Petrolub SE	19,394	859,516
	Henkel AG & Co. KGaA	13,888	1,412,443
	Jungheinrich AG	33,703	740,002
	Porsche Automobil Holding SE	28,336	1,910,722
	Sartorius AG	7,040	1,638,305
	Schaeffler AG	51,420	512,974
	Sixt SE	10,712	743,030
	STO SE & Co. KGaA	1,263	148,064
	Villeroy & Boch AG	6,080	103,153
	Volkswagen AG	46,130	8,276,307
TOTAL GERMANY			17,369,487
SOUTH KOREA — (0.0%)
*	AMOREPACIFIC Group	120	4,878
TOTAL PREFERRED STOCKS			35,701,527
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Emeco Holdings, Ltd. Rights 02/14/20	2,109	311
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	4,255	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	153,369	101,223
*	Pan American Silver Corp. Rights 02/22/29	80,828	53,347
*	Tervita Corp. Warrants 07/19/20	1,194	9
TOTAL CANADA			154,579
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	4,884	0

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

HONG KONG — (0.0%)
*	Guotai Junan International Holdings Ltd. Rights 09/03/20	526,666	$0
MALAYSIA — (0.0%)
*	Guan Chong Bhd Rights 11/04/22	18,167	5,985
*	Serba Dinamik Holdings Bhd Rights 12/31/2099	115,620	9,451
TOTAL MALAYSIA			15,436
NORWAY — (0.0%)
*	XXL ASA Rights 10/25/19	2,991	0
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	85,767	0
TAIWAN — (0.0%)
*	QST International Corp. Rights 02/11/20	1,856	0
THAILAND — (0.0%)
*	BTS Group Holdings PCL Warrants 02/16/21	17,410	0
*	Property Perfect Rights 09/30/19	189,837	0
TOTAL THAILAND			0
TOTAL RIGHTS/WARRANTS			170,326
TOTAL INVESTMENT SECURITIES (Cost $3,460,309,611)			4,028,057,413

			Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	984,343	11,390,817
TOTAL INVESTMENTS — (100.0%)
(Cost $3,471,698,814)^^			$4,039,448,230
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,807,927	$179,181,660	—	$181,989,587
Austria	—	15,457,108	—	15,457,108
Belgium	1,184,377	33,602,476	—	34,786,853
Brazil	80,140,777	2,643	—	80,143,420
Canada	269,614,498	1,583,775	—	271,198,273
Chile	2,394,917	6,218,926	—	8,613,843
China	40,442,939	263,598,904	—	304,041,843
Colombia	2,945,226	—	—	2,945,226
Czech Republic	—	1,653,517	—	1,653,517
Denmark	1,266,481	54,270,944	—	55,537,425
Egypt	303,754	198,743	—	502,497
Finland	23,256	51,604,197	—	51,627,453
France	3,273,874	236,456,725	—	239,730,599
Germany	6,756,491	199,344,796	—	206,101,287
Greece	—	3,363,525	—	3,363,525
Hong Kong	315,410	81,155,492	—	81,470,902
Hungary	—	3,389,683	—	3,389,683
India	3,441,530	118,530,663	—	121,972,193

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Indonesia	$339,304	$22,355,642	—	$22,694,946
Ireland	6,805,369	15,071,454	—	21,876,823
Israel	2,462,167	20,937,299	—	23,399,466
Italy	3,937,426	81,032,489	—	84,969,915
Japan	14,551,007	676,685,127	—	691,236,134
Malaysia	—	24,568,572	—	24,568,572
Mexico	31,194,827	91	—	31,194,918
Netherlands	18,034,086	77,170,425	—	95,204,511
New Zealand	44,812	13,775,187	—	13,819,999
Norway	686,043	24,647,792	—	25,333,835
Peru	704,450	—	—	704,450
Philippines	172,338	10,689,607	—	10,861,945
Poland	—	10,356,262	—	10,356,262
Portugal	—	7,352,842	—	7,352,842
Russia	7,243,176	9,194,153	—	16,437,329
Singapore	6,439	28,443,414	—	28,449,853
South Africa	9,307,635	59,093,610	—	68,401,245
South Korea	3,910,817	131,536,206	—	135,447,023
Spain	2,617,168	65,245,282	—	67,862,450
Sweden	276,928	78,790,105	—	79,067,033
Switzerland	20,435,585	190,694,994	—	211,130,579
Taiwan	18,000,275	149,526,103	—	167,526,378
Thailand	27,415,829	—	—	27,415,829
Turkey	53,385	9,850,770	—	9,904,155
United Kingdom	95,659,978	355,357,338	—	451,017,316
United States	1,426,518	—	—	1,426,518
Preferred Stocks
Brazil	17,459,135	—	—	17,459,135
Chile	—	175,312	—	175,312
Colombia	692,715	—	—	692,715
Germany	—	17,369,487	—	17,369,487
South Korea	—	4,878	—	4,878
Rights/Warrants
Australia	—	311	—	311
Canada	—	154,579	—	154,579
Malaysia	—	15,436	—	15,436
Securities Lending Collateral	—	11,390,817	—	11,390,817
TOTAL	$698,348,869	$3,341,099,361	—	$4,039,448,230

VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (2.9%)
	A.H. Belo Corp., Class A	6,766	$19,757
#	AMC Entertainment Holdings, Inc., Class A	13,141	85,679
	ATN International, Inc.	4,926	285,068
*	Ballantyne Strong, Inc.	3,604	12,452
	Beasley Broadcast Group, Inc., Class A	1,850	6,984
#*	Cars.com, Inc.	16,027	187,035
#*	Cincinnati Bell, Inc.	420	5,758
#	Cinemark Holdings, Inc.	10,940	344,719
*	comScore, Inc.	12,591	49,734
	Consolidated Communications Holdings, Inc.	17,870	86,312
*	Cumulus Media, Inc., Class A	2,578	36,092
*	DHI Group, Inc.	19,403	54,328
	Emerald Expositions Events, Inc.	16,667	173,837
#	Entercom Communications Corp., Class A	40,820	162,055
	Entravision Communications Corp., Class A	24,076	53,449
	EW Scripps Co. (The), Class A	18,731	227,394
#*	Fluent, Inc.	7,580	20,542
#*	Frontier Communications Corp.	15,962	8,806
#*	Gaia, Inc.	1,095	9,264
#	Gannett Co., Inc.	29,840	182,322
*	GCI Liberty, Inc., Class A	72	5,269
*	Gray Television, Inc.	21,343	432,836
*	Harte-Hanks, Inc.	1,068	3,813
*	Hemisphere Media Group, Inc.	3,920	52,685
*	IMAX Corp.	9,426	155,906
*	Iridium Communications, Inc.	18,610	475,485
	John Wiley & Sons, Inc., Class A	6,227	271,622
*	Liberty Latin America, Ltd., Class A	10,147	169,252
*	Liberty Latin America, Ltd., Class C	26,805	451,664
*	Liberty TripAdvisor Holdings, Inc., Class A	31,566	185,924
#*	Lions Gate Entertainment Corp., Class A	20,445	203,019
*	Lions Gate Entertainment Corp., Class B	30,164	281,430
*	Marchex, Inc., Class B	9,439	32,187
	Marcus Corp. (The)	4,677	136,335
*	Meet Group, Inc. (The)	25,341	135,068
#	Meredith Corp.	9,874	296,714
	News Corp., Class A	91,087	1,240,605
	News Corp., Class B	42,565	594,633
#	Nexstar Media Group, Inc., Class A	9,970	1,207,865
*	ORBCOMM, Inc.	21,288	76,424
*	QuinStreet, Inc.	2,238	28,993
*	Reading International, Inc., Class A	5,626	57,385
	Saga Communications, Inc., Class A	1,966	59,609
	Salem Media Group, Inc.	4,900	6,762
	Scholastic Corp.	8,907	293,486
	Sinclair Broadcast Group, Inc., Class A	3,640	108,909
	Spok Holdings, Inc.	6,453	68,531
	TEGNA, Inc.	24,974	422,061
	Telephone & Data Systems, Inc.	24,802	562,509
	Townsquare Media, Inc., Class A	1,365	13,172
	Tribune Publishing Co.	7,478	93,924
#*	TrueCar Inc.	14,230	52,651

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	United States Cellular Corp.	8,704	$278,702
TOTAL COMMUNICATION SERVICES			10,467,017
CONSUMER DISCRETIONARY — (13.6%)
*	1-800-Flowers.com, Inc., Class A	10,868	165,085
	Aaron's, Inc.	12,686	753,041
#	Abercrombie & Fitch Co., Class A	26,345	431,004
	Acushnet Holdings Corp.	20,393	631,571
*	Adient P.L.C.	22,603	581,123
*	Adtalem Global Education, Inc.	19,776	682,470
*	American Axle & Manufacturing Holdings, Inc.	42,346	391,277
	American Eagle Outfitters, Inc.	46,453	668,923
*	American Outdoor Brands Corp.	16,678	157,107
*	American Public Education, Inc.	8,083	192,618
*	America's Car-Mart, Inc.	2,763	303,322
	Aramark	21,975	969,976
	Ark Restaurants Corp.	411	8,964
#*	Ascena Retail Group, Inc.	4,623	20,341
#*	At Home Group, Inc.	13,421	75,963
*	AutoNation, Inc.	22,877	970,900
*	Barnes & Noble Education, Inc.	17,003	58,490
	Bassett Furniture Industries, Inc.	3,700	45,251
	BBX Capital Corp.	23,005	89,259
#	Bed Bath & Beyond, Inc.	29,592	421,686
	Big 5 Sporting Goods Corp.	7,076	26,393
#	Big Lots, Inc.	8,276	223,949
*	Biglari Holdings, Inc., Class A	30	18,885
*	Biglari Holdings, Inc., Class B	623	67,583
	BJ's Restaurants, Inc.	3,210	127,694
*	Boot Barn Holdings, Inc.	6,193	259,920
	BorgWarner, Inc.	36,502	1,251,654
	Bowl America, Inc., Class A	120	1,813
	Boyd Gaming Corp.	1,076	32,119
#*	Build-A-Bear Workshop, Inc.	7,383	30,861
	Caleres, Inc.	10,825	189,979
	Callaway Golf Co.	23,049	493,710
*	Capri Holdings, Ltd.	21,328	638,987
	Carriage Services, Inc.	4,980	117,877
#*	Carrols Restaurant Group, Inc.	10,381	47,130
	Cato Corp. (The), Class A	7,608	122,032
*	Cavco Industries, Inc.	1,774	397,411
*	Century Casinos, Inc.	6,224	51,846
*	Century Communities, Inc.	8,555	253,827
	Chico's FAS, Inc.	38,362	149,228
*	Chuy's Holdings, Inc.	3,600	88,380
	Citi Trends, Inc.	3,808	88,688
	Clarus Corp.	2,603	34,399
#*	Conn's, Inc.	7,013	61,434
#*	Container Store Group, Inc. (The)	8,182	33,055
	Cooper Tire & Rubber Co.	12,773	338,357
*	Cooper-Standard Holdings, Inc.	4,264	113,081
	Core-Mark Holding Co., Inc.	6,854	160,658
	Crown Crafts, Inc.	1,600	10,160
	CSS Industries, Inc.	2,121	19,831
	Culp, Inc.	2,793	35,276
	Dana, Inc.	29,186	449,756
*	Del Taco Restaurants, Inc.	13,090	98,699
*	Delta Apparel, Inc.	2,240	56,179
#	Designer Brands, Inc., Class A	18,748	266,971

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Destination XL Group, Inc.	363	$403
#	Dick's Sporting Goods, Inc.	16,299	720,905
#	Dillard's, Inc., Class A	7,236	439,370
#	Dine Brands Global, Inc.	792	67,518
*	Dixie Group, Inc. (The)	3,300	4,620
	Dover Motorsports, Inc.	3,360	6,115
*	El Pollo Loco Holdings, Inc.	7,560	104,177
	Escalade, Inc.	794	6,987
	Ethan Allen Interiors, Inc.	8,993	145,237
#*	Express, Inc.	26,099	104,657
	Extended Stay America, Inc.	8,467	109,394
*	Fiesta Restaurant Group, Inc.	14,226	141,264
	Flexsteel Industries, Inc.	4,134	67,798
	Foot Locker, Inc.	17,232	654,299
#*	Fossil Group, Inc.	15,942	107,290
*	Francesca's Holdings Corp.	682	5,210
#	GameStop Corp., Class A	21,614	82,998
#	Gap, Inc. (The)	42,242	735,433
*	Genesco, Inc.	5,677	223,220
	Gentex Corp.	25,479	758,510
*	Gentherm, Inc.	5,780	266,516
*	G-III Apparel Group, Ltd.	11,226	305,459
	Goodyear Tire & Rubber Co. (The)	56,026	735,621
	Graham Holdings Co., Class B	1,254	688,722
*	Green Brick Partners, Inc.	8,970	103,962
	Group 1 Automotive, Inc.	4,736	477,247
#	Guess?, Inc.	21,305	453,583
*	Habit Restaurants, Inc. (The), Class A	4,612	64,153
	Harley-Davidson, Inc.	1,023	34,168
	Haverty Furniture Cos., Inc.	3,937	79,252
#*	Hibbett Sports, Inc.	6,411	158,865
	Hooker Furniture Corp.	2,723	67,095
*	Horizon Global Corp.	2,583	8,705
*	Houghton Mifflin Harcourt Co.	32,377	178,721
*	Hudson, Ltd., Class A	798	8,754
#	International Game Technology P.L.C.	38,236	515,804
#*	iRobot Corp.	500	23,525
*	J Alexander's Holdings, Inc.	3,615	34,632
#	J. Jill, Inc.	3,554	4,229
#*	JC Penney Co., Inc.	27,209	20,271
	Johnson Outdoors, Inc., Class A	2,148	168,833
*	K12, Inc.	11,866	191,517
	KB Home	22,037	827,489
	Kohl's Corp.	23,305	996,289
*	Lakeland Industries, Inc.	3,668	51,132
*	Lands' End, Inc.	5,743	66,906
*	Laureate Education, Inc., Class A	5,762	120,080
	La-Z-Boy, Inc.	11,360	348,070
	LCI Industries	653	70,504
#	Lear Corp.	10,262	1,264,073
*	LGI Homes, Inc.	601	47,924
	Lifetime Brands, Inc.	3,891	26,342
*	Lincoln Educational Services Corp.	5,134	12,116
*	Liquidity Services, Inc.	8,718	46,380
#	Lithia Motors, Inc., Class A	5,099	691,628
*	Luby's, Inc.	7,944	19,224
*	M/I Homes, Inc.	5,985	265,674
#	Macy's, Inc.	78,121	1,246,030
*	MarineMax, Inc.	6,458	128,708

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Marriott Vacations Worldwide Corp.	7,285	$875,948
	MDC Holdings, Inc.	16,509	695,689
»	Media General, Inc.	11,816	1,117
*	Meritage Homes Corp.	9,811	696,189
*	Modine Manufacturing Co.	22,685	159,476
*	Mohawk Industries, Inc.	5,679	747,811
*	Monarch Casino & Resort, Inc.	777	41,709
#*	Motorcar Parts of America, Inc.	5,453	108,297
	Movado Group, Inc.	3,197	55,052
*	Murphy USA, Inc.	553	56,500
*	National Vision Holdings, Inc.	401	13,682
*	Nautilus, Inc.	13,516	42,981
*	New Home Co., Inc. (The)	4,689	24,477
	Newell Brands, Inc.	55,202	1,078,095
	Office Depot, Inc.	140,311	311,490
#	Oxford Industries, Inc.	1,847	128,182
#*	Party City Holdco, Inc.	18,951	54,579
#	Penske Automotive Group, Inc.	18,533	870,495
*	Perdoceo Education Corp.	5,905	104,991
#*	Pier 1 Imports, Inc.	1,308	4,107
*	Playa Hotels & Resorts NV	14,946	104,921
*	PlayAGS, Inc.	1,300	13,364
*	Potbelly Corp.	8,499	36,631
	PulteGroup, Inc.	30,085	1,343,295
	PVH Corp.	15,182	1,323,415
*	Qurate Retail, Inc.	71,466	609,605
	RCI Hospitality Holdings, Inc.	1,565	27,747
*	Red Lion Hotels Corp.	7,678	21,191
*	Red Robin Gourmet Burgers, Inc.	5,269	173,192
*	Regis Corp.	11,406	177,021
	Rocky Brands, Inc.	1,900	51,566
*	RTW RetailWinds, Inc.	5,571	2,198
*	Rubicon Project, Inc. (The)	11,533	107,949
*	Select Interior Concepts, Inc., Class A	1,811	14,959
*	Shiloh Industries, Inc.	9,263	31,402
#	Shoe Carnival, Inc.	4,498	161,298
#	Signet Jewelers, Ltd.	17,468	424,647
*	Skyline Champion Corp.	949	27,284
	Sonic Automotive, Inc., Class A	7,481	236,624
*	Sportsman's Warehouse Holdings, Inc.	2,400	15,552
*	Stamps.com, Inc.	1,504	112,033
	Standard Motor Products, Inc.	5,448	264,664
*	Stoneridge, Inc.	6,084	169,500
	Strattec Security Corp.	1,214	26,702
	Superior Group of Cos, Inc.	3,172	36,573
	Superior Industries International, Inc.	12,390	39,648
*	Tandy Leather Factory, Inc.	2,694	15,032
	Tapestry, Inc.	33,680	867,934
*	Taylor Morrison Home Corp.	23,684	612,942
#	Tenneco, Inc., Class A	9,723	92,077
#	Thor Industries, Inc.	4,376	352,355
	Tilly's, Inc., Class A	3,737	31,764
	Toll Brothers, Inc.	43,252	1,918,659
*	TopBuild Corp.	10,058	1,151,742
*	Trans World Entertainment Corp.	430	1,488
*	TravelCenters of America, Inc.	1,507	25,378
*	TRI Pointe Group, Inc.	44,693	726,708
#*	Tuesday Morning Corp.	11,651	14,913
*	Unifi, Inc.	5,360	115,347

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Electronics, Inc.	2,709	$134,177
*	Universal Technical Institute, Inc.	1,400	10,766
*	Urban Outfitters, Inc.	17,088	437,453
*	Vera Bradley, Inc.	11,647	111,578
*	Vista Outdoor, Inc.	18,019	133,881
*	VOXX International Corp.	9,507	40,880
	Weyco Group, Inc.	2,729	61,812
*	William Lyon Homes, Class A	9,419	218,427
#	Winnebago Industries, Inc.	7,482	409,714
	Wolverine World Wide, Inc.	8,628	272,386
#*	ZAGG, Inc.	7,970	60,253
*	Zovio, Inc.	7,465	11,869
*	Zumiez, Inc.	9,329	290,785
TOTAL CONSUMER DISCRETIONARY			49,023,969
CONSUMER STAPLES — (3.8%)
	Alico, Inc.	1,067	38,401
	Andersons, Inc. (The)	12,281	277,796
#	B&G Foods, Inc.	4,873	78,260
	Bunge, Ltd.	26,179	1,372,565
	Cal-Maine Foods, Inc.	4,626	165,102
	Casey's General Stores, Inc.	759	122,093
#*	Central Garden & Pet Co.	2,954	95,148
*	Central Garden & Pet Co., Class A	9,405	281,774
*	Chefs' Warehouse, Inc. (The)	5,760	209,664
	Coty, Inc., Class A	13,331	136,776
*	Craft Brew Alliance, Inc.	6,674	109,454
*	Darling Ingredients, Inc.	40,132	1,088,781
#*	Dean Foods Co.	25,483	7,619
*	Edgewell Personal Care Co.	13,336	344,336
*	elf Beauty Inc.	3,708	58,141
*	Farmer Brothers Co.	5,328	63,829
	Fresh Del Monte Produce, Inc.	10,493	329,270
#*	Hain Celestial Group, Inc. (The)	8,506	205,930
*	Hostess Brands, Inc.	22,933	307,761
	Ingles Markets, Inc., Class A	3,020	125,904
	Ingredion, Inc.	10,132	891,616
	John B. Sanfilippo & Son, Inc.	482	40,633
*	Landec Corp.	6,851	76,731
	Limoneira Co.	2,183	42,612
	Mannatech, Inc.	682	10,837
#	MGP Ingredients, Inc.	1,640	55,858
*	Natural Alternatives International, Inc.	1,808	14,789
	Natural Grocers by Vitamin Cottage, Inc.	7,594	68,726
*	Nature's Sunshine Products, Inc.	2,068	19,770
	Nu Skin Enterprises, Inc., Class A	5,422	176,703
#	Ocean Bio-Chem, Inc.	2,771	10,724
	Oil-Dri Corp. of America	882	31,223
*	Performance Food Group Co.	4,092	211,925
*	Pilgrim's Pride Corp.	12,895	335,915
*	Post Holdings, Inc.	15,635	1,634,952
	PriceSmart, Inc.	3,119	191,070
#*	Pyxus International, Inc.	4,943	33,860
#*	Rite Aid Corp.	1,011	12,082
#	Sanderson Farms, Inc.	4,886	672,753
	Seaboard Corp.	111	427,973
*	Seneca Foods Corp., Class A	2,614	103,384
*	Simply Good Foods Co. (The)	499	11,462
	SpartanNash Co.	7,655	93,238

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Spectrum Brands Holdings, Inc.	6,091	$374,048
*	TreeHouse Foods, Inc.	9,355	417,233
*	United Natural Foods, Inc.	14,367	103,442
	Universal Corp.	6,117	325,119
*	US Foods Holding Corp.	40,057	1,609,090
	Village Super Market, Inc., Class A	3,265	72,679
#	Weis Markets, Inc.	5,710	209,500
TOTAL CONSUMER STAPLES			13,698,551
ENERGY — (7.8%)
	Adams Resources & Energy, Inc.	489	17,291
	Amplify Energy Corp.	7,671	41,347
#*	Antero Resources Corp.	86,457	159,945
	Apache Corp.	68,681	1,884,607
*	Apergy Corp.	9,464	244,739
	Arch Coal, Inc., Class A	5,379	277,180
	Archrock, Inc.	30,757	256,821
*	Ardmore Shipping Corp.	9,241	56,832
	Berry Petroleum Corp.	8,470	58,019
#*	Bonanza Creek Energy, Inc.	5,571	101,336
#*	Callon Petroleum Co.	66,407	199,221
*	Centennial Resource Development, Inc., Class A	41,829	136,363
#*	Chesapeake Energy Corp.	55,432	28,370
	Cimarex Energy Co.	19,161	840,976
*	Clean Energy Fuels Corp.	45,020	103,546
*	CNX Resources Corp.	59,883	432,954
#*	CONSOL Energy, Inc.	7,672	62,373
#*	Contango Oil & Gas Co.	10,315	40,332
	CVR Energy, Inc.	2,209	76,453
*	Dawson Geophysical Co.	8,749	20,998
	Delek US Holdings, Inc.	17,936	492,523
#*	Denbury Resources, Inc.	65,691	64,706
	Devon Energy Corp.	52,997	1,151,095
	DHT Holdings, Inc.	36,386	204,853
#*	Diamond Offshore Drilling, Inc.	27,754	128,501
*	Dorian LPG, Ltd.	15,498	203,334
#*	Dril-Quip, Inc.	10,838	443,274
*	Earthstone Energy, Inc., Class A	5,573	27,865
	EnLink Midstream LLC	77,972	392,199
	EQT Corp.	42,634	257,936
#	Equitrans Midstream Corp.	17,379	168,055
*	Era Group, Inc.	9,233	91,776
	Evolution Petroleum Corp.	5,100	25,704
*	Exterran Corp.	10,215	55,161
#*	Extraction Oil & Gas, Inc.	26,381	37,461
*	Forum Energy Technologies, Inc.	25,537	27,069
*	Frank's International NV	37,420	130,970
	GasLog, Ltd.	10,916	70,736
*	Geospace Technologies Corp.	4,922	66,004
	Green Plains, Inc.	11,208	139,764
*	Gulf Island Fabrication, Inc.	6,655	33,940
#*	Gulfport Energy Corp.	44,379	68,787
	Hallador Energy Co.	9,690	16,085
*	Helix Energy Solutions Group, Inc.	46,931	391,405
	Helmerich & Payne, Inc.	19,981	810,230
*	HighPoint Resources Corp.	36,033	41,798
	HollyFrontier Corp.	35,114	1,577,321
*	Independence Contract Drilling, Inc.	5,149	3,617
*	International Seaways, Inc.	7,988	177,813

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	KLX Energy Services Holdings, Inc.	4,857	$19,622
	Kosmos Energy, Ltd.	48,641	248,555
*	Laredo Petroleum, Inc.	77,966	134,102
	Liberty Oilfield Services, Inc., Class A	5,556	47,115
*	Lonestar Resources US, Inc., Class A	1,924	3,502
#	Mammoth Energy Services, Inc.	2,793	3,966
	Marathon Oil Corp.	26,572	302,124
#*	Matador Resources Co.	28,737	421,572
*	Matrix Service Co.	8,891	178,887
*	Mitcham Industries, Inc.	3,927	11,153
#*	Montage Resources Corp.	2,154	7,862
#	Murphy Oil Corp.	44,623	935,298
#	Nabors Industries, Ltd.	122,858	254,316
	NACCO Industries, Inc., Class A	443	20,883
	National Oilwell Varco, Inc.	44,329	913,621
*	Natural Gas Services Group, Inc.	4,280	45,026
*	Newpark Resources, Inc.	32,430	162,150
*	NexTier Oilfield Solutions, Inc.	41,482	213,632
#*	Nine Energy Service, Inc.	3,454	16,717
#*	Noble Corp. P.L.C.	68,450	55,294
	Nordic American Tankers, Ltd.	22,344	75,523
#*	Northern Oil and Gas, Inc.	10,305	17,106
*	Oasis Petroleum, Inc.	93,607	210,616
*	Oceaneering International, Inc.	24,579	305,025
*	Oil States International, Inc.	26,031	280,614
*	Overseas Shipholding Group, Inc., Class A	17,360	30,901
	Panhandle Oil and Gas, Inc., Class A	2,090	15,111
*	Par Pacific Holdings, Inc.	8,812	177,297
	Parsley Energy, Inc., Class A	81,005	1,347,923
	Patterson-UTI Energy, Inc.	46,204	366,860
	PBF Energy, Inc., Class A	30,503	832,732
*	PDC Energy, Inc.	24,772	534,827
	Peabody Energy Corp.	21,777	147,213
*	Penn Virginia Corp.	2,427	51,865
*	ProPetro Holding Corp.	17,343	168,921
	QEP Resources, Inc.	52,643	166,878
#	Range Resources Corp.	77,500	232,500
#*	Renewable Energy Group, Inc.	15,040	395,251
*	REX American Resources Corp.	1,614	121,615
#*	Ring Energy, Inc.	12,656	27,337
#	RPC, Inc.	20,535	93,024
*	SandRidge Energy, Inc.	13,033	33,234
	Scorpio Tankers, Inc.	14,294	333,622
*	SEACOR Holdings, Inc.	4,510	169,531
*	SEACOR Marine Holdings, Inc.	6,515	68,017
*	Select Energy Services, Inc., Class A	14,203	98,853
	SFL Corp., Ltd.	25,346	335,581
*	SilverBow Resources, Inc.	1,342	7,139
	SM Energy Co.	36,523	335,281
#*	Smart Sand, Inc.	3,473	7,050
#	Solaris Oilfield Infrastructure, Inc., Class A	5,486	63,254
#*	Southwestern Energy Co.	117,442	184,384
*	Talos Energy, Inc.	10,111	221,835
	TechnipFMC P.L.C.	91,273	1,506,917
#	Teekay Corp.	400	1,424
*	Teekay Tankers, Ltd., Class A	6,200	100,998
*	TETRA Technologies, Inc.	36,854	56,387
*	Tidewater, Inc.	8,994	136,529
#*	Transocean, Ltd.	86,442	394,175

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Unit Corp.	16,577	$6,627
#	US Silica Holdings, Inc.	31,801	163,457
#	Valaris P.L.C.	48,985	250,313
#*	Whiting Petroleum Corp.	30,077	136,550
	World Fuel Services Corp.	15,977	625,020
*	WPX Energy, Inc.	85,318	1,019,550
TOTAL ENERGY			28,189,949
FINANCIALS — (26.0%)
	1st Constitution Bancorp	713	14,367
	1st Source Corp.	6,479	305,744
	ACNB Corp.	539	17,275
	Affiliated Managers Group, Inc.	177	14,133
#*	Allegiance Bancshares, Inc.	5,718	212,710
*	Ambac Financial Group, Inc.	11,213	240,295
	American Equity Investment Life Holding Co.	26,615	702,902
	American National Bankshares, Inc.	2,249	76,691
	American National Insurance Co.	5,111	563,028
	American River Bankshares	776	11,229
	Ameris Bancorp	17,307	695,568
	AmeriServ Financial, Inc.	6,300	25,830
	Argo Group International Holdings, Ltd.	7,298	478,749
	Arrow Financial Corp.	3,396	119,064
	Associated Banc-Corp	50,399	1,004,452
	Assurant, Inc.	4,216	550,441
	Assured Guaranty, Ltd.	28,997	1,329,222
*	Asta Funding, Inc.	202	2,075
*	Athene Holding, Ltd., Class A	26,364	1,148,416
*	Atlantic Capital Bancshares, Inc.	3,972	74,952
	Atlantic Union Bankshares Corp.	19,389	653,215
	Auburn National Bancorporation, Inc.	44	2,508
	Axis Capital Holdings, Ltd.	17,307	1,111,975
*	Axos Financial, Inc.	6,317	177,950
	Banc of California, Inc.	11,375	181,545
	BancFirst Corp.	1,387	80,169
*	Bancorp, Inc. (The)	24,087	284,949
	BancorpSouth Bank	8,660	247,416
	Bank of Commerce Holdings	2,233	23,893
	Bank of Marin Bancorp	2,890	127,333
	Bank OZK	24,981	678,984
	BankFinancial Corp.	4,311	53,758
	BankUnited, Inc.	20,002	660,066
	Banner Corp.	9,724	501,272
	Bar Harbor Bankshares	3,474	76,428
*	Baycom Corp.	877	19,697
	BCB Bancorp, Inc.	1,806	23,695
	Berkshire Hills Bancorp, Inc.	12,308	346,470
*	Blucora, Inc.	14,134	318,722
	Boston Private Financial Holdings, Inc.	19,176	218,606
	Bridge Bancorp, Inc.	4,218	128,016
*	Bridgewater Bancshares, Inc.	887	11,708
*	Brighthouse Financial, Inc.	19,908	774,421
	Brookline Bancorp, Inc.	21,489	326,633
	Bryn Mawr Bank Corp.	5,025	188,538
	Byline Bancorp, Inc.	6,785	130,950
	C&F Financial Corp.	703	35,185
	Cadence BanCorp	27,131	424,058
	California First National Bancorp	1,000	16,750
	Camden National Corp.	4,436	209,645

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Cannae Holdings, Inc.	15,908	$646,819
	Capital City Bank Group, Inc.	6,330	180,532
	Capitol Federal Financial, Inc.	33,839	445,998
	Capstar Financial Holdings, Inc.	3,100	46,407
	Carolina Financial Corp.	3,673	140,860
	CBTX, Inc.	524	15,484
	CenterState Bank Corp.	25,339	571,648
	Central Pacific Financial Corp.	6,301	174,727
	Central Valley Community Bancorp	2,514	47,238
	Century Bancorp, Inc., Class A	503	43,258
	Chemung Financial Corp.	665	26,381
	CIT Group, Inc.	23,242	1,062,392
	Citizens & Northern Corp.	1,038	26,542
	Citizens Community Bancorp, Inc.	2,054	24,607
	Citizens Holding Co.	171	3,685
	City Holding Co.	1,328	100,503
	Civista Bancshares, Inc.	3,746	82,449
	CNB Financial Corp.	3,635	107,451
	CNO Financial Group, Inc.	28,026	492,977
	Codorus Valley Bancorp, Inc.	1,078	23,500
	Columbia Banking System, Inc.	13,049	504,996
	Community Bankers Trust Corp.	2,739	24,185
	Community Trust Bancorp, Inc.	4,289	187,644
	ConnectOne Bancorp, Inc.	10,282	242,758
*	Consumer Portfolio Services, Inc.	5,621	19,842
*	Cowen, Inc., Class A	9,884	158,836
*	Customers Bancorp, Inc.	7,728	165,225
	CVB Financial Corp.	6,451	133,987
	Dime Community Bancshares, Inc.	14,998	291,111
	Donegal Group, Inc., Class A	7,034	98,124
	Donegal Group, Inc., Class B	592	7,145
*	Donnelley Financial Solutions, Inc.	5,606	50,790
	Eagle Bancorp, Inc.	7,739	338,194
	Employers Holdings, Inc.	9,698	413,620
#*	Encore Capital Group, Inc.	6,158	209,064
*	Enstar Group, Ltd.	3,764	735,072
	Enterprise Bancorp, Inc.	673	20,876
	Enterprise Financial Services Corp.	4,051	176,259
*	Equity Bancshares, Inc., Class A	4,250	114,155
	ESSA Bancorp, Inc.	1,308	22,171
#*	EZCORP, Inc., Class A	20,558	127,871
	Farmers National Banc Corp.	6,114	96,723
	FB Financial Corp.	1,261	44,955
	FBL Financial Group, Inc., Class A	5,619	302,190
	Federal Agricultural Mortgage Corp., Class C	2,141	163,358
	FedNat Holding Co.	7,359	114,285
	Financial Institutions, Inc.	6,494	200,080
	First American Financial Corp.	6,045	374,669
	First Bancorp	5,387	191,131
	First BanCorp	54,205	502,480
	First Bancorp, Inc.	1,809	51,159
	First Bancshares, Inc. (The)	1,314	45,228
#	First Bank	1,860	19,902
	First Busey Corp.	9,400	239,700
	First Business Financial Services, Inc.	600	15,108
	First Commonwealth Financial Corp.	23,663	319,924
	First Community Bancshares, Inc.	6,410	187,877
	First Defiance Financial Corp.	6,504	191,153
	First Financial Bancorp	24,139	580,302

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Corp.	2,717	$113,380
	First Financial Northwest, Inc.	2,949	43,144
	First Foundation, Inc.	9,990	164,835
	First Hawaiian, Inc.	7,121	206,936
	First Horizon National Corp.	68,959	1,103,344
	First Internet Bancorp	3,365	89,206
	First Interstate BancSystem, Inc., Class A	8,864	341,264
	First Merchants Corp.	11,796	468,891
	First Mid Bancshares, Inc.	3,623	118,653
	First Midwest Bancorp, Inc.	26,927	536,924
	First Northwest Bancorp	1,905	30,080
	First of Long Island Corp. (The)	4,425	97,616
	Flagstar Bancorp, Inc.	14,114	497,377
	Flushing Financial Corp.	9,511	188,984
	FNB Corp.	70,804	826,283
	Franklin Financial Network, Inc.	4,064	149,840
	FS Bancorp, Inc.	645	35,294
	Fulton Financial Corp.	37,399	615,962
#	GAIN Capital Holdings, Inc.	17,960	70,224
*	Genworth Financial, Inc., Class A	77,912	319,439
	German American Bancorp, Inc.	3,358	114,810
	Global Indemnity, Ltd.	4,049	127,665
	Great Southern Bancorp, Inc.	4,483	255,128
	Great Western Bancorp, Inc.	13,588	401,525
*	Green Dot Corp., Class A	1,974	59,378
#*	Greenlight Capital Re, Ltd., Class A	16,535	153,941
	Guaranty Federal Bancshares, Inc.	100	2,375
*	Hallmark Financial Services, Inc.	5,065	87,118
	Hancock Whitney Corp.	20,757	824,883
	Hanmi Financial Corp.	11,812	198,678
*	HarborOne Bancrop, Inc.	9,119	99,488
	Heartland Financial USA, Inc.	7,174	350,880
	Heritage Commerce Corp.	13,183	152,923
	Heritage Financial Corp.	8,641	222,765
	Heritage Insurance Holdings, Inc.	9,719	117,211
	Hilltop Holdings, Inc.	21,057	476,730
*	HMN Financial, Inc.	750	15,683
	Home Bancorp, Inc.	1,226	43,597
	Home BancShares, Inc.	6,564	125,504
*	HomeStreet, Inc.	6,669	214,142
	HomeTrust Bancshares, Inc.	4,946	131,168
	Hope Bancorp, Inc.	36,109	502,096
	Horace Mann Educators Corp.	9,687	416,638
	Horizon Bancorp, Inc.	10,329	174,767
	IBERIABANK Corp.	11,789	857,178
	Independence Holding Co.	5,187	210,022
	Independent Bank Corp.	6,267	452,477
	Independent Bank Corp.	3,881	82,976
	Independent Bank Group, Inc.	10,228	547,403
	International Bancshares Corp.	19,438	765,857
*	INTL. FCStone, Inc.	4,967	236,727
	Invesco, Ltd.	96,431	1,668,256
	Investors Bancorp, Inc.	74,414	899,293
	Investors Title Co.	125	19,725
	James River Group Holdings, Ltd.	3,243	139,254
	Janus Henderson Group P.L.C.	46,500	1,175,055
	Jefferies Financial Group, Inc.	38,791	839,437
	Kearny Financial Corp.	27,645	341,416
	Kentucky First Federal Bancorp	120	924

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Kingstone Cos., Inc.	2,182	$17,238
	Lakeland Bancorp, Inc.	11,119	180,573
	Landmark Bancorp, Inc.	225	5,571
	LCNB Corp.	950	15,742
	Legg Mason, Inc.	21,108	826,378
*	LendingClub Corp.	7,444	87,244
	Live Oak Bancshares, Inc.	4,981	87,068
	Luther Burbank Corp.	2,020	20,826
	Macatawa Bank Corp.	8,982	94,760
	Mackinac Financial Corp.	1,448	21,894
*	Maiden Holdings, Ltd.	33,780	29,726
*	Malvern Bancorp, Inc.	496	9,920
	Marlin Business Services Corp.	3,590	70,723
*	MBIA, Inc.	26,055	236,058
	Mercantile Bank Corp.	4,279	140,223
	Merchants Bancorp	1,935	38,081
	Mercury General Corp.	1,879	92,240
	Meridian Bancorp, Inc.	11,551	207,802
	Meta Financial Group, Inc.	6,039	224,772
*	Metropolitan Bank Holding Corp.	417	20,496
	MGIC Investment Corp.	1,576	21,733
	Midland States Bancorp, Inc.	5,663	149,616
	MidWestOne Financial Group, Inc.	2,935	94,918
*	Mr Cooper Group, Inc.	16,200	200,556
	MutualFirst Financial, Inc.	414	15,413
	National Bank Holdings Corp., Class A	7,326	238,828
	National General Holdings Corp.	22,010	479,158
	National Western Life Group, Inc., Class A	838	222,908
	Navient Corp.	66,562	957,162
	NBT Bancorp, Inc.	8,450	319,325
	Nelnet, Inc., Class A	8,117	464,779
#	New York Community Bancorp, Inc.	113,503	1,255,343
»	NewStar Financial, Inc.	13,529	9,501
*	Nicholas Financial, Inc.	1,554	12,867
*	Nicolet Bankshares, Inc.	1,492	105,410
*	NMI Holdings, Inc., Class A	7,142	227,973
*	Northeast Bank	1,666	33,437
	Northfield Bancorp, Inc.	19,466	309,315
	Northrim BanCorp, Inc.	1,773	66,718
	Northwest Bancshares, Inc.	27,125	426,541
	Norwood Financial Corp.	66	2,244
	OceanFirst Financial Corp.	11,285	262,489
*	Ocwen Financial Corp.	15,331	18,857
	OFG Bancorp	15,064	296,911
	Ohio Valley Banc Corp.	197	6,511
	Old National Bancorp	39,933	715,200
	Old Republic International Corp.	53,770	1,212,513
	Old Second Bancorp, Inc.	11,322	139,091
*	On Deck Capital, Inc.	30,670	125,134
	OneMain Holdings, Inc.	24,662	1,044,929
	Oppenheimer Holdings, Inc., Class A	5,626	154,996
	Opus Bank	8,382	223,255
	Orrstown Financial Services, Inc.	899	18,528
	Pacific Premier Bancorp, Inc.	12,771	380,576
	PacWest Bancorp	30,208	1,058,790
	Park National Corp.	865	82,149
	Parke Bancorp, Inc.	1,404	30,214
	Patriot National Bancorp, Inc.	60	798
	PCSB Financial Corp.	1,024	20,357

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peapack Gladstone Financial Corp.	9,452	$276,282
	Penns Woods Bancorp, Inc.	1,099	34,673
	Pennymac Financial Services, Inc.	570	19,220
	Peoples Bancorp, Inc.	7,498	243,985
	People's United Financial, Inc.	103,313	1,593,086
	People's Utah Bancorp	3,926	102,390
	Pinnacle Financial Partners, Inc.	17,600	1,039,456
	Piper Sandler Cos.	1,196	98,586
	Popular, Inc.	24,047	1,345,670
#*	PRA Group, Inc.	9,719	343,664
	Preferred Bank	1,314	78,985
	Premier Financial Bancorp, Inc.	2,767	47,039
	ProAssurance Corp.	10,294	312,629
	Prosperity Bancshares, Inc.	21,837	1,532,957
	Protective Insurance Corp., Class B	4,384	68,347
	Provident Financial Holdings, Inc.	3,183	70,058
	Provident Financial Services, Inc.	15,607	355,996
	Prudential Bancorp, Inc.	1,535	27,031
	QCR Holdings, Inc.	3,128	128,561
	Radian Group, Inc.	21,263	520,731
	RBB Bancorp	3,485	68,585
*	Regional Management Corp.	3,656	100,723
	Renasant Corp.	13,392	427,607
	Republic Bancorp, Inc., Class A	3,411	142,921
*	Republic First Bancorp, Inc.	4,091	13,050
	Riverview Bancorp, Inc.	6,235	45,890
	S&T Bancorp, Inc.	8,689	326,620
	Safety Insurance Group, Inc.	3,066	282,317
	Sandy Spring Bancorp, Inc.	8,629	300,289
	Santander Consumer USA Holdings, Inc.	56,507	1,504,216
*	Seacoast Banking Corp. of Florida	9,234	250,703
	Shore Bancshares, Inc.	3,076	49,985
	Sierra Bancorp	3,798	101,710
	Simmons First National Corp., Class A	26,028	624,151
	SLM Corp.	20,795	227,081
	SmartFinancial, Inc.	2,692	58,201
	South State Corp.	7,890	596,563
*	Southern First Bancshares, Inc.	1,037	40,495
	Southern Missouri Bancorp, Inc.	606	21,586
	Southern National Bancorp of Virginia, Inc.	6,609	102,638
	Southside Bancshares, Inc.	3,094	108,538
	Southwest Georgia Financial Corp.	98	3,332
	State Auto Financial Corp.	10,309	310,404
	Sterling Bancorp	49,293	985,860
	Sterling Bancorp, Inc.	2,736	20,055
	Stewart Information Services Corp.	5,117	213,635
	Stifel Financial Corp.	10,859	702,469
	TCF Financial Corp.	29,384	1,242,356
	Territorial Bancorp, Inc.	4,012	116,468
*	Texas Capital Bancshares, Inc.	12,258	673,700
*	Third Point Reinsurance, Ltd.	26,738	291,177
	Timberland Bancorp, Inc.	1,540	43,366
	Tiptree, Inc.	7,900	54,115
	Tompkins Financial Corp.	454	39,085
	Towne Bank	11,084	294,280
	TriCo Bancshares	5,196	189,134
*	TriState Capital Holdings, Inc.	5,914	135,963
*	Triumph Bancorp, Inc.	5,665	220,822
	TrustCo Bank Corp. NY	24,011	190,407

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Trustmark Corp.	19,644	$628,215
	UMB Financial Corp.	1,318	87,594
	Umpqua Holdings Corp.	54,549	921,878
*	Unico American Corp.	1,400	8,974
	United Bankshares, Inc.	20,700	710,010
	United Community Banks, Inc.	14,166	395,515
	United Community Financial Corp.	14,466	158,113
	United Fire Group, Inc.	5,571	246,572
	United Insurance Holdings Corp.	15,645	158,640
	Unity Bancorp, Inc.	1,368	29,987
	Universal Insurance Holdings, Inc.	1,769	43,057
	Univest Financial Corp.	9,075	225,423
	Unum Group	51,109	1,364,099
	Valley National Bancorp	84,675	891,628
	Veritex Holdings, Inc.	5,767	163,321
	Virtus Investment Partners, Inc.	1,697	208,782
	Voya Financial, Inc.	28,783	1,719,209
#	Waddell & Reed Financial, Inc., Class A	20,045	320,319
	Walker & Dunlop, Inc.	2,061	136,789
	Washington Federal, Inc.	13,458	457,572
	Washington Trust Bancorp, Inc.	2,415	114,302
	Waterstone Financial, Inc.	9,518	166,470
	WesBanco, Inc.	17,514	580,064
	West Bancorporation, Inc.	1,326	30,352
	Western New England Bancorp, Inc.	12,440	111,711
	Westwood Holdings Group, Inc.	1,679	47,146
	White Mountains Insurance Group, Ltd.	552	616,705
	Wintrust Financial Corp.	7,246	458,527
	WisdomTree Investments, Inc.	4,404	18,541
#*	World Acceptance Corp.	1,819	157,289
	WSFS Financial Corp.	12,441	496,271
	Zions Bancorp NA	31,221	1,420,243
TOTAL FINANCIALS			93,375,613
HEALTH CARE — (5.3%)
#*	Acadia Healthcare Co., Inc.	24,503	787,281
»	Achillion Pharmaceuticals, Inc.	70,786	32,562
*	Acorda Therapeutics, Inc.	23,888	48,493
*	Addus HomeCare Corp.	4,045	381,605
*	Akebia Therapeutics, Inc.	7,396	53,399
*	Akorn, Inc.	15,029	22,994
*	Allscripts Healthcare Solutions, Inc.	54,595	468,425
#*	AMAG Pharmaceuticals, Inc.	10,082	89,327
*	American Shared Hospital Services	400	998
*	Amphastar Pharmaceuticals, Inc.	4,383	82,883
*	AnaptysBio, Inc.	6,072	88,165
*	AngioDynamics, Inc.	12,603	173,543
*	Anika Therapeutics, Inc.	4,814	197,904
*	Applied Genetic Technologies Corp.	10,117	63,535
*	Aravive, Inc.	1,603	16,030
*	Ardelyx, Inc.	24,119	170,762
*	Arena Pharmaceuticals, Inc.	5,310	242,614
*	Assembly Biosciences, Inc.	1,728	30,344
#*	Assertio Therapeutics, Inc.	14,644	15,669
*	Avanos Medical, Inc.	11,094	305,529
*	Brookdale Senior Living, Inc.	50,258	331,200
*	Calithera Biosciences, Inc.	3,973	23,838
*	Catalyst Biosciences, Inc.	5,400	38,340
*	Chimerix, Inc.	20,509	33,840

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Community Health Systems, Inc.	17,477	$74,976
	Computer Programs & Systems, Inc.	1,688	43,888
*	Concert Pharmaceuticals, Inc.	4,952	52,887
	CONMED Corp.	5,595	568,900
#*	Covetrus, Inc.	21,115	259,714
*	Cross Country Healthcare, Inc.	9,073	89,823
#*	Cumberland Pharmaceuticals, Inc.	3,402	16,534
*	Cyclerion Therapeutics, Inc.	2,778	9,112
*	Cymabay Therapeutics, Inc.	559	861
*	DaVita, Inc.	20,230	1,615,770
*	Digirad Corp.	700	1,988
*	Diplomat Pharmacy, Inc.	12,010	47,800
*	Emergent BioSolutions, Inc.	940	51,785
*	Enanta Pharmaceuticals, Inc.	1,981	102,101
*	Endo International P.L.C.	6,169	34,978
#*	Evolent Health, Inc., Class A	28,850	290,808
*	Five Prime Therapeutics, Inc.	11,846	55,913
#*	Five Star Senior Living, Inc.	11,501	52,100
*	FONAR Corp.	1,830	38,631
*	GlycoMimetics, Inc.	4,802	20,553
*	Harvard Bioscience, Inc.	11,180	33,205
*	HealthStream, Inc.	6,405	163,648
*	HMS Holdings Corp.	3,736	102,068
#*	Idera Pharmaceuticals, Inc.	4,100	6,806
*	Inogen, Inc.	1,065	47,148
*	Integer Holdings Corp.	8,618	735,977
*	IntriCon Corp.	1,631	27,776
	Invacare Corp.	14,077	108,252
*	Jazz Pharmaceuticals P.L.C.	6,232	893,357
*	Jounce Therapeutics, Inc.	3,000	18,870
	Kewaunee Scientific Corp.	637	7,861
*	LHC Group, Inc.	6,431	937,318
#*	Ligand Pharmaceuticals, Inc.	1,190	104,494
	Luminex Corp.	8,320	188,739
*	Magellan Health, Inc.	6,061	443,726
#*	Mallinckrodt P.L.C.	20,849	95,697
*	MEDNAX, Inc.	21,373	493,075
*	Medpace Holdings, Inc.	800	68,440
*	Menlo Therapeutics, Inc.	688	3,165
	Meridian Bioscience, Inc.	11,413	112,304
#*	Merit Medical Systems, Inc.	6,144	223,764
#	Merrimack Pharmaceuticals, Inc.	5,810	17,837
*	Micron Solutions, Inc.	291	759
*	Mylan NV	53,805	1,152,503
*	Myriad Genetics, Inc.	8,174	226,011
	National HealthCare Corp.	2,869	240,766
*	NextGen Healthcare, Inc.	5,953	82,509
#*	OPKO Health, Inc.	6,138	8,900
*	OraSure Technologies, Inc.	20,648	145,568
*	Orthofix Medical, Inc.	2,041	88,294
*	Otonomy, Inc.	13,318	42,618
	Owens & Minor, Inc.	19,325	120,974
#	Patterson Cos., Inc.	21,511	473,457
*	PDL BioPharma, Inc.	40,768	134,127
	Perrigo Co. P.L.C.	29,513	1,683,421
*	Premier, Inc., Class A	8,260	287,200
#*	Prestige Consumer Healthcare, Inc.	9,944	403,329
*	Prothena Corp. P.L.C.	7,716	93,904
*	Providence Service Corp. (The)	3,206	207,909

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	RTI Surgical Holdings, Inc.	24,063	$100,102
*	Select Medical Holdings Corp.	33,657	768,726
*	Spectrum Pharmaceuticals, Inc.	8,902	22,522
*	Supernus Pharmaceuticals, Inc.	4,956	113,344
*	Surgery Partners, Inc.	8,900	150,143
*	Synlogic, Inc.	7,427	19,904
*	Taro Pharmaceutical Industries, Ltd.	761	61,390
#*	Tivity Health, Inc.	2,441	52,835
#*	Triple-S Management Corp., Class B	5,162	90,954
*	Vanda Pharmaceuticals, Inc.	2,618	33,379
*	Varex Imaging Corp.	2,818	77,918
*	Wright Medical Group NV	5,510	166,071
TOTAL HEALTH CARE			19,011,466
INDUSTRIALS — (19.5%)
	AAR Corp.	6,561	279,367
	ABM Industries, Inc.	16,912	645,024
*	Acacia Research Corp.	22,344	55,860
	ACCO Brands Corp.	28,133	243,069
	Acme United Corp.	100	2,391
	Acuity Brands, Inc.	169	19,920
#	ADT, Inc.	5,762	35,724
*	Advanced Disposal Services, Inc.	18,735	617,318
*	AECOM	47,420	2,287,067
*	Aegion Corp.	8,070	168,663
*	Aerovironment, Inc.	2,180	145,210
	AGCO Corp.	14,360	1,007,210
	Air Lease Corp.	36,394	1,562,758
*	Air Transport Services Group, Inc.	8,085	169,542
	Aircastle, Ltd.	18,118	581,407
	Alamo Group, Inc.	4,765	593,528
	Alaska Air Group, Inc.	11,681	754,476
#	Allegiant Travel Co.	595	99,984
#*	Alpha Pro Tech, Ltd.	3,388	22,767
	Altra Industrial Motion Corp.	4,574	152,131
	AMERCO	3,204	1,189,549
*	Ameresco, Inc., Class A	11,015	211,378
#*	American Superconductor Corp.	2,800	17,584
*	American Woodmark Corp.	2,941	322,481
*	AMREP Corp.	600	3,658
	Apogee Enterprises, Inc.	9,551	303,913
	Applied Industrial Technologies, Inc.	4,738	305,933
	ARC Document Solutions, Inc.	22,733	29,098
	ArcBest Corp.	8,210	183,165
	Arcosa, Inc.	15,469	676,769
	Argan, Inc.	5,177	218,003
*	Armstrong Flooring, Inc.	8,427	29,832
*	ASGN, Inc.	3,875	262,299
	Astec Industries, Inc.	8,188	337,673
*	Astronics Corp.	3,379	85,151
*	Astronics Corp., Class B	385	9,712
*	Atlas Air Worldwide Holdings, Inc.	7,197	160,853
	AZZ, Inc.	10,335	426,422
	Barnes Group, Inc.	8,772	554,127
*	Beacon Roofing Supply, Inc.	14,865	492,180
*	BMC Stock Holdings, Inc.	16,283	475,219
	Brady Corp., Class A	7,301	404,256
#	Briggs & Stratton Corp.	12,971	47,604
#*	BrightView Holdings, Inc.	4,071	64,322

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Broadwind Energy, Inc.	2,514	$3,872
*	Builders FirstSource, Inc.	3,054	75,724
*	CAI International, Inc.	4,816	130,995
	Carlisle Cos., Inc.	1,165	182,008
*	CBIZ, Inc.	17,838	481,626
*	CECO Environmental Corp.	13,581	103,216
*	Chart Industries, Inc.	10,385	664,432
*	CIRCOR International, Inc.	4,246	176,336
*	Civeo Corp.	26,178	35,079
*	Clean Harbors, Inc.	7,144	587,380
#*	Colfax Corp.	27,116	953,399
	Columbus McKinnon Corp.	5,038	176,280
*	Commercial Vehicle Group, Inc.	11,937	59,566
	CompX International, Inc.	200	3,230
*	Continental Building Products, Inc.	1,160	42,908
	Copa Holdings SA, Class A	3,026	296,427
*	Cornerstone Building Brands, Inc.	8,521	73,110
	Costamare, Inc.	20,743	164,492
*	Covenant Transportation Group, Inc., Class A	4,974	63,095
*	CPI Aerostructures, Inc.	3,207	21,166
	CRA International, Inc.	3,010	160,373
	Crane Co.	479	40,935
	CSW Industrials, Inc.	768	58,276
	Cubic Corp.	7,062	461,078
#*	Daseke, Inc.	4,900	14,871
	Deluxe Corp.	5,589	269,390
*	Ducommun, Inc.	3,539	144,851
*	DXP Enterprises, Inc.	3,786	131,261
*	Dycom Industries, Inc.	3,738	151,090
#*	Eagle Bulk Shipping, Inc.	13,084	42,523
	Eastern Co. (The)	910	25,207
*	Echo Global Logistics, Inc.	8,765	169,866
	EMCOR Group, Inc.	3,914	321,613
	Encore Wire Corp.	5,068	275,243
	EnerSys	2,917	209,907
	Ennis, Inc.	6,015	125,473
	EnPro Industries, Inc.	3,615	211,261
	ESCO Technologies, Inc.	6,211	596,008
	Federal Signal Corp.	17,196	553,023
	Fluor Corp.	28,686	513,193
	Fortune Brands Home & Security, Inc.	3,963	272,298
	Forward Air Corp.	2,463	161,203
	Franklin Electric Co., Inc.	7,794	449,636
*	FreightCar America, Inc.	4,774	7,686
*	FTI Consulting, Inc.	8,759	1,051,606
#*	Gates Industrial Corp. P.L.C.	11,787	146,984
	GATX Corp.	9,182	699,026
	Genco Shipping & Trading, Ltd.	7,624	60,001
*	Gencor Industries, Inc.	1,822	20,425
*	Gibraltar Industries, Inc.	7,673	418,332
*	GMS, Inc.	10,108	270,086
*	Goldfield Corp. (The)	14,200	48,280
	Gorman-Rupp Co. (The)	9,371	345,884
*	GP Strategies Corp.	5,157	68,640
	Graham Corp.	3,184	58,203
#	Granite Construction, Inc.	10,876	295,066
*	Great Lakes Dredge & Dock Corp.	18,178	190,324
	Greenbrier Cos., Inc. (The)	9,825	236,684
	Griffon Corp.	10,863	225,842

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Harsco Corp.	4,816	$71,758
	Hawaiian Holdings, Inc.	12,669	353,212
	Heartland Express, Inc.	4,857	90,777
	Heidrick & Struggles International, Inc.	6,255	177,767
	Helios Technologies, Inc.	1,147	48,770
*	Herc Holdings, Inc.	2,398	96,208
*	Heritage-Crystal Clean, Inc.	3,996	113,287
	Herman Miller, Inc.	3,076	118,887
*	Hertz Global Holdings, Inc.	22,810	359,486
*	Hill International, Inc.	8,440	27,936
	Hillenbrand, Inc.	3,156	91,619
	HNI Corp.	3,277	117,874
*	Houston Wire & Cable Co.	4,069	16,195
*	Hub Group, Inc., Class A	8,402	444,214
*	Hudson Global, Inc.	170	2,042
	Hurco Cos., Inc.	1,730	54,149
*	Huron Consulting Group, Inc.	6,466	419,061
	Hyster-Yale Materials Handling, Inc.	2,873	155,113
	ICF International, Inc.	4,421	387,235
*	IES Holdings, Inc.	1,262	31,563
*	InnerWorkings, Inc.	18,477	76,680
	Insteel Industries, Inc.	4,744	106,123
	Interface, Inc.	10,275	165,222
	ITT, Inc.	5,099	342,041
*	JELD-WEN Holding, Inc.	10,710	255,755
*	JetBlue Airways Corp.	80,051	1,587,411
	Kadant, Inc.	1,102	117,473
	Kaman Corp.	6,925	427,411
#	KAR Auction Services, Inc.	7,763	163,178
	Kelly Services, Inc., Class A	9,154	162,575
	Kennametal, Inc.	11,537	360,993
	Kimball International, Inc., Class B	655	12,301
*	Kirby Corp.	5,548	406,613
#	Knight-Swift Transportation Holdings, Inc.	36,001	1,334,917
	Knoll, Inc.	3,746	92,751
	Korn Ferry	13,957	571,958
*	Lawson Products, Inc.	1,607	75,883
*	LB Foster Co., Class A	3,630	61,565
*	Limbach Holdings, Inc.	1,631	6,394
*	LS Starrett Co. (The), Class A	489	2,753
	LSI Industries, Inc.	7,336	48,784
*	Lydall, Inc.	4,180	85,439
	Macquarie Infrastructure Corp.	15,015	662,312
*	Manitowoc Co., Inc. (The)	10,781	155,785
	ManpowerGroup, Inc.	9,343	854,791
	Marten Transport, Ltd.	14,216	295,124
*	Masonite International Corp.	5,954	447,205
#*	MasTec, Inc.	11,508	664,587
	Matson, Inc.	10,742	386,819
	Matthews International Corp., Class A	6,824	254,672
	McGrath RentCorp	5,993	463,379
*	Mercury Systems, Inc.	5,190	398,332
*	Mesa Air Group, Inc.	3,516	30,027
	Miller Industries, Inc.	3,056	105,157
*	Mistras Group, Inc.	5,968	66,066
	Mobile Mini, Inc.	10,925	456,009
	Moog, Inc., Class A	6,241	559,256
*	MRC Global, Inc.	18,271	205,731
	MSC Industrial Direct Co., Inc., Class A	3,793	258,189

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Industries, Inc.	5,280	$154,018
	Mueller Water Products, Inc., Class A	8,500	99,025
*	MYR Group, Inc.	3,861	110,888
#	National Presto Industries, Inc.	1,049	90,413
	Nielsen Holdings P.L.C.	35,724	728,770
*	NL Industries, Inc.	5,599	18,813
	NN, Inc.	13,672	117,989
*	Northwest Pipe Co.	4,013	131,345
*	NOW, Inc.	40,187	402,272
#*	NV5 Global, Inc.	1,675	104,034
	nVent Electric P.L.C.	25,579	636,917
*	Orion Group Holdings, Inc.	8,609	37,191
	Oshkosh Corp.	10,061	865,648
	Owens Corning	18,544	1,121,727
*	PAM Transportation Services, Inc.	1,458	77,872
	Park Aerospace Corp.	3,310	51,206
	Park-Ohio Holdings Corp.	2,900	85,260
	Patrick Industries, Inc.	958	49,701
	Patriot Transportation Holding, Inc.	178	2,136
*	Perma-Pipe International Holdings, Inc.	1,500	13,545
*	PGT Innovations, Inc.	2,555	39,602
*	PICO Holdings, Inc.	8,513	84,704
	Powell Industries, Inc.	4,041	166,772
	Preformed Line Products Co.	1,747	95,421
	Primoris Services Corp.	12,426	265,047
#	Quad/Graphics, Inc.	18,082	76,848
	Quanex Building Products Corp.	10,042	177,944
	Quanta Services, Inc.	38,352	1,501,481
*	Radiant Logistics, Inc.	12,254	59,187
*	RCM Technologies, Inc.	4,177	11,403
	Regal Beloit Corp.	10,781	845,877
*	Resideo Technologies, Inc.	20,557	209,270
	Resources Connection, Inc.	10,756	163,760
	REV Group, Inc.	7,253	72,530
*	Rexnord Corp.	13,548	442,342
	Rush Enterprises, Inc., Class A	6,105	262,515
	Rush Enterprises, Inc., Class B	1,650	73,194
	Ryder System, Inc.	11,573	552,264
*	Saia, Inc.	6,347	552,824
	Schneider National, Inc., Class B	13,435	299,197
	Scorpio Bulkers, Inc.	20,508	75,264
*	Sensata Technologies Holding P.L.C.	4,402	208,083
*	SIFCO Industries, Inc.	659	2,959
	SkyWest, Inc.	13,399	739,223
	Snap-on, Inc.	7,532	1,202,333
*	SP Plus Corp.	5,677	237,355
	Spartan Motors, Inc.	8,315	141,355
*	Spirit Airlines, Inc.	16,509	678,025
*	SPX FLOW, Inc.	8,347	365,098
	Standex International Corp.	2,335	170,665
	Steelcase, Inc., Class A	21,131	393,248
*	Sterling Construction Co., Inc.	6,799	89,577
#*	Sunrun, Inc.	6,806	115,906
#*	Team, Inc.	9,966	135,538
	Terex Corp.	16,734	424,207
*	Textainer Group Holdings, Ltd.	11,281	106,831
*	Thermon Group Holdings, Inc.	8,245	195,406
	Timken Co. (The)	11,917	626,000
	Titan International, Inc.	16,208	46,355

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Titan Machinery, Inc.	7,999	$97,668
*	TriMas Corp.	6,595	189,474
#	Trinity Industries, Inc.	42,457	863,151
	Triton International, Ltd.	19,760	741,988
#	Triumph Group, Inc.	1,159	23,678
*	TrueBlue, Inc.	9,839	215,572
#*	Tutor Perini Corp.	15,498	174,507
*	Twin Disc, Inc.	2,022	19,714
*	U.S. Xpress Enterprises, Inc., Class A	1,450	7,917
*	Ultralife Corp.	969	6,735
	UniFirst Corp.	1,599	326,084
*	Univar Solutions, Inc.	8,639	186,170
	Universal Forest Products, Inc.	14,860	711,794
	Universal Logistics Holdings, Inc.	2,138	36,132
#*	USA Truck, Inc.	3,957	22,515
	Valmont Industries, Inc.	2,628	373,334
*	Vectrus, Inc.	2,279	127,054
*	Veritiv Corp.	4,847	68,246
	Viad Corp.	5,089	330,785
	Virco Manufacturing Corp.	4,400	17,732
	VSE Corp.	1,987	61,816
	Wabash National Corp.	14,256	165,370
	Werner Enterprises, Inc.	17,645	650,395
*	WESCO International, Inc.	12,736	616,550
*	Willdan Group, Inc.	527	17,459
*	Willis Lease Finance Corp.	2,293	135,975
*	WillScot Corp.	1,101	20,754
#*	XPO Logistics, Inc.	15,073	1,340,291
TOTAL INDUSTRIALS			70,308,640
INFORMATION TECHNOLOGY — (10.9%)
*	ADDvantage Technologies Group, Inc.	1,399	3,162
	ADTRAN, Inc.	21,755	196,883
*	Advanced Energy Industries, Inc.	2,683	187,649
*	Agilysys, Inc.	4,119	133,868
*	Alithya Group, Inc., Class A	4,727	13,661
*	Alpha & Omega Semiconductor, Ltd.	5,883	71,714
*	Amkor Technology, Inc.	63,567	715,129
*	Amtech Systems, Inc.	6,555	33,627
*	Anixter International, Inc.	8,948	873,325
*	Arlo Technologies, Inc.	14,959	63,875
*	Arrow Electronics, Inc.	27,872	2,116,600
	AstroNova, Inc.	1,475	18,349
#*	Avaya Holdings Corp.	3,611	46,112
*	Aviat Networks, Inc.	1,600	21,664
	Avnet, Inc.	37,316	1,361,661
	AVX Corp.	33,177	672,498
*	Aware, Inc.	4,272	15,379
*	Axcelis Technologies, Inc.	9,046	218,461
*	AXT, Inc.	15,993	62,373
	Bel Fuse, Inc., Class B	3,659	63,374
	Belden, Inc.	5,694	280,543
	Benchmark Electronics, Inc.	9,349	287,762
	Brooks Automation, Inc.	13,745	523,410
*	BSQUARE Corp.	2,065	3,015
*	CACI International, Inc., Class A	4,175	1,116,562
*	CalAmp Corp.	3,728	35,863
*	Calix, Inc.	14,209	130,154
*	CEVA, Inc.	1,036	28,335

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cirrus Logic, Inc.	10,576	$812,343
*	Clearfield, Inc.	1,200	15,264
*	Coherent, Inc.	641	90,657
	Cohu, Inc.	12,716	284,457
*	CommScope Holding Co., Inc.	20,986	255,714
	Communications Systems, Inc.	2,300	14,145
*	Computer Task Group, Inc.	3,954	23,566
	Comtech Telecommunications Corp.	7,920	228,967
*	Conduent, Inc.	37,677	161,258
	CSP, Inc.	66	927
	CTS Corp.	8,123	238,085
*	CyberOptics Corp.	2,716	61,029
	Daktronics, Inc.	12,960	76,464
*	Digi International, Inc.	9,527	150,479
*	Diodes, Inc.	12,034	621,436
*	DSP Group, Inc.	3,572	51,651
	DXC Technology Co.	21,867	697,120
*	EchoStar Corp., Class A	12,908	515,094
*	EMCORE Corp.	6,506	21,925
*	ePlus, Inc.	3,140	250,321
*	Fabrinet	8,009	504,887
*	FARO Technologies, Inc.	4,010	207,157
#*	First Solar, Inc.	10,451	518,161
#*	Fitbit, Inc., Class A	16,205	105,657
*	Flex, Ltd.	114,348	1,503,676
*	FormFactor, Inc.	20,014	506,554
*	Frequency Electronics, Inc.	2,659	24,596
*	GSI Technology, Inc.	4,816	39,058
*	Harmonic, Inc.	31,893	224,367
*	Ichor Holdings, Ltd.	1,261	42,105
#*	II-VI, Inc.	8,533	287,135
#*	Infinera Corp.	21,463	158,182
*	Insight Enterprises, Inc.	8,734	575,309
	InterDigital, Inc.	3,854	212,933
*	inTEST Corp.	4,410	23,858
*	Intevac, Inc.	7,564	45,384
	Jabil, Inc.	40,453	1,573,217
	KBR, Inc.	28,657	779,470
	KEMET Corp.	7,124	185,509
*	Key Tronic Corp.	2,718	15,764
*	Kimball Electronics, Inc.	9,720	157,270
*	Knowles Corp.	24,185	477,170
	Kulicke & Soffa Industries, Inc.	12,487	323,288
*	KVH Industries, Inc.	3,206	32,990
*	Limelight Networks, Inc.	13,585	67,789
	LogMeIn, Inc.	5,909	507,997
#*	MACOM Technology Solutions Holdings, Inc.	2,763	78,524
	ManTech International Corp., Class A	6,874	551,845
	Methode Electronics, Inc.	5,826	190,801
	MKS Instruments, Inc.	4,574	479,447
	MTS Systems Corp.	2,568	130,172
*	NeoPhotonics Corp.	13,287	101,380
*	NETGEAR, Inc.	7,554	194,289
*	Netscout Systems, Inc.	19,624	504,533
	Network-1 Technologies, Inc.	3,000	7,470
*	ON Semiconductor Corp.	62,715	1,451,852
*	OneSpan, Inc.	4,435	73,710
*	Onto Innovation Inc.	12,778	484,797
*	Optical Cable Corp.	1,600	5,440

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OSI Systems, Inc.	3,974	$343,910
	PC Connection, Inc.	6,934	345,591
	PC-Tel, Inc.	4,282	34,470
*	PDF Solutions, Inc.	9,595	151,217
*	Perficient, Inc.	9,552	474,734
	Perspecta, Inc.	11,844	332,461
*	Photronics, Inc.	18,041	230,564
#	Plantronics, Inc.	608	17,462
*	Plexus Corp.	8,395	597,052
*	PRGX Global, Inc.	2,300	9,108
*	Rambus, Inc.	23,438	371,961
*	RealNetworks, Inc.	5,224	6,896
	RF Industries, Ltd.	681	4,079
*	Ribbon Communications, Inc.	20,057	56,561
	Richardson Electronics, Ltd.	3,224	16,990
*	Rogers Corp.	3,710	436,852
*	Sanmina Corp.	20,163	641,990
*	ScanSource, Inc.	6,350	221,551
*	Seachange International, Inc.	13,521	60,033
*	SMART Global Holdings, Inc.	1,331	40,143
*	Steel Connect, Inc.	11,199	15,679
#*	Stratasys, Ltd.	9,275	166,765
*	Super Micro Computer, Inc.	12,744	356,322
*	Sykes Enterprises, Inc.	10,441	350,713
#*	Synaptics, Inc.	5,828	388,669
	SYNNEX Corp.	10,748	1,480,644
*	Tech Data Corp.	9,711	1,397,801
	TESSCO Technologies, Inc.	3,407	21,123
	TiVo Corp.	35,879	261,199
*	TTM Technologies, Inc.	26,524	381,680
*	Ultra Clean Holdings, Inc.	11,190	257,482
*	Veeco Instruments, Inc.	14,697	187,387
	Vishay Intertechnology, Inc.	34,468	699,356
*	Vishay Precision Group, Inc.	2,563	88,526
*	Xerox Holdings Corp.	38,196	1,358,632
	Xperi Corp.	6,929	111,488
TOTAL INFORMATION TECHNOLOGY			39,136,744
MATERIALS — (6.7%)
*	AdvanSix, Inc.	10,650	199,368
*	AgroFresh Solutions, Inc.	10,796	25,263
*	Alcoa Corp.	50,155	699,662
#*	Allegheny Technologies, Inc.	32,114	553,966
	American Vanguard Corp.	9,936	185,604
*	Ampco-Pittsburgh Corp.	4,848	14,059
	Ashland Global Holdings, Inc.	13,422	992,960
	Boise Cascade Co.	9,960	360,552
	Cabot Corp.	6,975	277,954
	Carpenter Technology Corp.	13,131	521,826
*	Century Aluminum Co.	29,408	155,568
	CF Industries Holdings, Inc.	2,584	104,084
*	Clearwater Paper Corp.	5,393	152,083
*	Coeur Mining, Inc.	41,081	247,718
	Commercial Metals Co.	33,552	689,494
*	Core Molding Technologies, Inc.	2,490	7,868
	Domtar Corp.	13,667	475,885
*	Element Solutions, Inc.	71,432	835,754
*	Ferro Corp.	8,099	110,794
*	Ferroglobe P.L.C.	17,682	15,070

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Flotek Industries, Inc.	15,915	$27,056
	Friedman Industries, Inc.	1,905	11,182
	FutureFuel Corp.	14,713	161,254
	Gold Resource Corp.	7,937	43,654
	Graphic Packaging Holding Co.	39,577	618,589
	Greif, Inc., Class A	6,268	253,353
	Greif, Inc., Class B	1,485	70,389
	Hawkins, Inc.	2,704	112,973
	Haynes International, Inc.	3,948	105,846
#	HB Fuller Co.	11,474	530,214
	Hecla Mining Co.	141,656	429,218
	Huntsman Corp.	52,125	1,071,690
	Innophos Holdings, Inc.	4,390	140,304
	Innospec, Inc.	6,121	616,568
*	Intrepid Potash, Inc.	37,176	88,479
*	Kraton Corp.	7,897	129,906
	Kronos Worldwide, Inc.	4,251	46,081
#*	Livent Corp.	4,775	44,933
	Louisiana-Pacific Corp.	25,182	772,584
*	LSB Industries, Inc.	5,003	15,109
	Materion Corp.	6,626	359,792
	Mercer International, Inc.	16,859	185,618
	Minerals Technologies, Inc.	8,143	440,781
	Mosaic Co. (The)	78,998	1,567,320
	Neenah, Inc.	613	40,850
#	Nexa Resources SA	9,879	78,340
	O-I Glass, Inc.	7,573	95,571
	Olin Corp.	37,357	555,499
	Olympic Steel, Inc.	3,793	55,757
	PH Glatfelter Co.	10,635	177,604
*	PQ Group Holdings, Inc.	12,007	183,827
	Rayonier Advanced Materials, Inc.	8,785	27,058
	Reliance Steel & Aluminum Co.	18,842	2,163,062
*	Resolute Forest Products, Inc.	21,514	75,084
	Schnitzer Steel Industries, Inc., Class A	8,293	133,351
	Schweitzer-Mauduit International, Inc.	7,750	271,482
	Sensient Technologies Corp.	499	29,815
	Sonoco Products Co.	6,116	349,468
	Steel Dynamics, Inc.	35,639	1,064,893
	Stepan Co.	5,683	560,628
*	Summit Materials, Inc., Class A	25,617	562,805
	SunCoke Energy, Inc.	21,275	125,097
*	Synalloy Corp.	842	10,803
*	TimkenSteel Corp.	17,420	111,140
*	Trecora Resources	3,192	21,610
	Tredegar Corp.	6,533	132,947
	Trinseo SA	5,224	150,033
*	Tronox Holdings P.L.C., Class A	20,299	171,730
*	UFP Technologies, Inc.	1,242	57,914
	United States Lime & Minerals, Inc.	941	84,455
#	United States Steel Corp.	35,386	320,951
*	Universal Stainless & Alloy Products, Inc.	2,690	35,643
#*	US Concrete, Inc.	3,182	113,247
*	Venator Materials P.L.C	18,212	49,901
*	Verso Corp., Class A	10,042	169,208
	Warrior Met Coal, Inc.	9,697	182,885
	Westlake Chemical Corp.	16,942	1,036,850
	Worthington Industries, Inc.	13,566	498,957
TOTAL MATERIALS			24,166,890

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (0.3%)
	Consolidated-Tomoka Land Co.	1,381	$87,638
*	Forestar Group, Inc.	5,113	103,641
*	FRP Holdings, Inc.	1,901	89,993
*	Marcus & Millichap, Inc.	739	26,161
*	Rafael Holdings, Inc., Class B	5,162	104,479
	RE/MAX Holdings, Inc., Class A	6,815	260,878
#	Realogy Holdings Corp.	27,392	290,081
#*	St Joe Co. (The)	3,521	73,976
*	Stratus Properties, Inc.	650	19,338
*	Tejon Ranch Co.	9,725	156,572
TOTAL REAL ESTATE			1,212,757
UTILITIES — (0.3%)
*	AquaVenture Holdings, Ltd.	4,920	132,840
	Genie Energy, Ltd., Class B	2,650	19,159
	Ormat Technologies, Inc.	6,618	524,543
	TerraForm Power, Inc., Class A	13,932	252,030
TOTAL UTILITIES			928,572
TOTAL COMMON STOCKS Cost ($342,505,042)			349,520,168

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	689,227	689,227
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	837,639	9,693,155
TOTAL INVESTMENTS — (100.0%)
(Cost $352,943,562)^^			$359,902,550
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$10,467,017	—	—	$10,467,017
Consumer Discretionary	49,022,852	$1,117	—	49,023,969
Consumer Staples	13,698,551	—	—	13,698,551
Energy	28,189,949	—	—	28,189,949
Financials	93,366,112	9,501	—	93,375,613
Health Care	18,978,904	32,562	—	19,011,466
Industrials	70,308,640	—	—	70,308,640
Information Technology	39,136,744	—	—	39,136,744
Materials	24,166,890	—	—	24,166,890
Real Estate	1,212,757	—	—	1,212,757
Utilities	928,572	—	—	928,572
Temporary Cash Investments	689,227	—	—	689,227
Securities Lending Collateral	—	9,693,155	—	9,693,155
TOTAL	$350,166,215	$9,736,335	—	$359,902,550

VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (12.4%)
	Activision Blizzard, Inc.	30,610	$1,790,073
	AT&T, Inc.	593,342	22,321,526
	CenturyLink, Inc.	130,666	1,784,898
*	Charter Communications, Inc., Class A	13,352	6,909,126
	Comcast Corp., Class A	397,537	17,169,623
#*	Discovery, Inc., Class A	20,493	599,625
*	Discovery, Inc., Class C	38,338	1,064,646
*	DISH Network Corp., Class A	27,506	1,011,121
	Fox Corp., Class A	42,466	1,574,639
*	Fox Corp., Class B	30,375	1,103,524
*	GCI Liberty, Inc., Class A	1,000	73,180
	Interpublic Group of Cos., Inc. (The)	11,752	266,770
*	Liberty Broadband Corp., Class A	600	78,954
*	Liberty Broadband Corp., Class C	5,221	694,028
#*	Liberty Media Corp.-Liberty Formula One, Class A	535	23,834
*	Liberty Media Corp.-Liberty Formula One, Class C	1,727	80,806
*	Liberty Media Corp.-Liberty SiriusXM, Class A	2,140	103,940
*	Liberty Media Corp.-Liberty SiriusXM, Class C	6,909	338,679
*	Madison Square Garden Co. (The), Class A	622	184,230
	News Corp., Class A	10,744	146,333
	News Corp., Class B	6,265	87,522
#*	Sprint Corp.	33,154	144,883
*	T-Mobile US, Inc.	21,324	1,688,648
	ViacomCBS, Inc., Class B	26,748	912,909
	Walt Disney Co. (The)	76,380	10,564,118
TOTAL COMMUNICATION SERVICES			70,717,635
CONSUMER DISCRETIONARY — (6.4%)
	Advance Auto Parts, Inc.	4,728	622,914
	Aramark	24,917	1,099,836
	Autoliv, Inc.	6,304	483,075
	BorgWarner, Inc.	23,339	800,294
*	Capri Holdings, Ltd.	1,300	38,948
*	CarMax, Inc.	4,971	482,386
	Carnival Corp.	25,585	1,113,715
*	Dollar Tree, Inc.	6,083	529,647
	DR Horton, Inc.	56,804	3,362,797
	Foot Locker, Inc.	612	23,238
	Ford Motor Co.	298,226	2,630,353
	Gap, Inc. (The)	18,576	323,408
	Garmin, Ltd.	12,206	1,183,372
	General Motors Co.	100,456	3,354,226
	Gentex Corp.	27,109	807,035
#	Harley-Davidson, Inc.	6,273	209,518
	Hyatt Hotels Corp., Class A	2,188	184,974
	Kohl's Corp.	24,910	1,064,902
	Lear Corp.	6,060	746,471
	Lennar Corp., Class A	20,267	1,344,918
	Lennar Corp., Class B	607	31,874
*	LKQ Corp.	33,701	1,101,517
#	Macy's, Inc.	15,996	255,136
	MGM Resorts International	32,476	1,008,705
*	Mohawk Industries, Inc.	9,865	1,299,023

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Newell Brands, Inc.	10,577	$206,569
*	Norwegian Cruise Line Holdings, Ltd.	26,812	1,443,826
	PulteGroup, Inc.	42,097	1,879,631
	PVH Corp.	8,175	712,615
*	Qurate Retail, Inc.	5,784	49,338
	Ralph Lauren Corp.	5,787	656,824
	Royal Caribbean Cruises, Ltd.	22,605	2,646,593
*	Skechers U.S.A., Inc., Class A	5,403	202,018
	Tapestry, Inc.	10,582	272,698
	Target Corp.	24,624	2,726,862
	Tiffany & Co.	1,312	175,834
	Toll Brothers, Inc.	3,807	168,879
#*	Veoneer, Inc.	2,824	36,797
#	Whirlpool Corp.	7,935	1,159,859
TOTAL CONSUMER DISCRETIONARY			36,440,625
CONSUMER STAPLES — (4.6%)
	Archer-Daniels-Midland Co.	20,188	903,615
	Bunge, Ltd.	12,642	662,820
	Conagra Brands, Inc.	34,544	1,137,188
	Constellation Brands, Inc., Class A	5,354	1,008,158
	Coty, Inc., Class A	55,910	573,637
	Ingredion, Inc.	4,331	381,128
	JM Smucker Co. (The)	13,623	1,411,479
	Kraft Heinz Co. (The)	13,469	393,295
	Kroger Co. (The)	96,238	2,584,953
	Molson Coors Beverage Co., Class B	14,610	812,024
	Mondelez International, Inc., Class A	68,609	3,936,784
*	Pilgrim's Pride Corp.	4,955	129,078
*	Post Holdings, Inc.	7,680	803,098
	Seaboard Corp.	12	46,267
	Spectrum Brands Holdings, Inc.	174	10,685
	Tyson Foods, Inc., Class A	24,825	2,051,290
*	US Foods Holding Corp.	21,693	871,408
	Walgreens Boots Alliance, Inc.	57,373	2,917,417
	Walmart, Inc.	51,411	5,886,045
TOTAL CONSUMER STAPLES			26,520,369
ENERGY — (11.6%)
	Apache Corp.	40,611	1,114,366
	Baker Hughes Co.	14,996	324,813
	Chevron Corp.	167,173	17,910,915
	Cimarex Energy Co.	923	40,510
	Concho Resources, Inc.	12,560	951,797
	ConocoPhillips	91,117	5,415,083
	Devon Energy Corp.	41,038	891,345
	Diamondback Energy, Inc.	8,510	633,144
	EOG Resources, Inc.	4,099	298,858
	Exxon Mobil Corp.	267,130	16,594,116
	Halliburton Co.	3,702	80,741
	Helmerich & Payne, Inc.	2,218	89,940
	Hess Corp.	26,336	1,489,828
	HollyFrontier Corp.	23,175	1,041,021
	Kinder Morgan, Inc.	90,313	1,884,832
	Marathon Oil Corp.	95,803	1,089,280
	Marathon Petroleum Corp.	55,729	3,037,230
#	Murphy Oil Corp.	2,737	57,368
	National Oilwell Varco, Inc.	19,350	398,803

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Noble Energy, Inc.	56,958	$1,126,060
	Occidental Petroleum Corp.	56,657	2,250,416
	Parsley Energy, Inc., Class A	3,962	65,928
	Phillips 66	23,677	2,163,367
	Pioneer Natural Resources Co.	11,934	1,611,090
	Schlumberger, Ltd.	55,188	1,849,350
	Targa Resources Corp.	16,690	609,185
	TechnipFMC P.L.C.	22,952	378,938
#*	Transocean, Ltd.	8,100	36,936
	Valero Energy Corp.	33,270	2,804,994
TOTAL ENERGY			66,240,254
FINANCIALS — (23.7%)
	Aflac, Inc.	32,582	1,680,254
*	Alleghany Corp.	521	415,581
	Allstate Corp. (The)	11,304	1,339,976
	Ally Financial, Inc.	51,633	1,653,805
	American Financial Group, Inc.	5,612	610,530
	American International Group, Inc.	23,508	1,181,512
*	Arch Capital Group, Ltd.	10,751	474,764
	Assurant, Inc.	3,963	517,409
*	Athene Holding, Ltd., Class A	6,508	283,489
	Axis Capital Holdings, Ltd.	1,673	107,490
	Bank of America Corp.	440,575	14,464,077
	Bank of New York Mellon Corp. (The)	62,976	2,820,065
*	Berkshire Hathaway, Inc., Class B	54,989	12,341,181
	Capital One Financial Corp.	35,538	3,546,692
	Chubb, Ltd.	9,800	1,489,502
	CIT Group, Inc.	2,240	102,390
	Citigroup, Inc.	128,445	9,557,593
	Citizens Financial Group, Inc.	14,080	524,902
	CNA Financial Corp.	3,404	151,921
	Comerica, Inc.	17,468	1,068,343
	East West Bancorp, Inc.	10,598	485,812
	Everest Re Group, Ltd.	2,530	699,722
	Fifth Third Bancorp	73,951	2,103,906
	Franklin Resources, Inc.	3,198	80,909
	Goldman Sachs Group, Inc. (The)	24,966	5,935,667
	Hartford Financial Services Group, Inc. (The)	51,701	3,064,835
	Huntington Bancshares, Inc.	132,757	1,801,513
	Invesco, Ltd.	12,680	219,364
	Jefferies Financial Group, Inc.	6,961	150,636
	JPMorgan Chase & Co.	154,762	20,484,298
	KeyCorp	75,813	1,418,461
	Lincoln National Corp.	11,260	613,445
	Loews Corp.	17,112	880,412
	M&T Bank Corp.	3,527	594,370
	MetLife, Inc.	25,180	1,251,698
	Morgan Stanley	89,250	4,664,205
	New York Community Bancorp, Inc.	16,685	184,536
	Old Republic International Corp.	13,666	308,168
	PacWest Bancorp	1,151	40,343
	People's United Financial, Inc.	8,409	129,667
	PNC Financial Services Group, Inc. (The)	21,999	3,267,952
	Principal Financial Group, Inc.	29,370	1,555,142
	Prosperity Bancshares, Inc.	567	39,803
	Prudential Financial, Inc.	13,537	1,232,679
	Regions Financial Corp.	97,923	1,524,661
	Reinsurance Group of America, Inc.	4,352	626,906

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	RenaissanceRe Holdings, Ltd.	2,150	$407,296
	Santander Consumer USA Holdings, Inc.	16,188	430,925
	Signature Bank	744	105,566
	State Street Corp.	8,498	642,704
	Synchrony Financial	19,684	637,958
	Synovus Financial Corp.	4,904	171,738
	TCF Financial Corp.	3,200	135,296
	Travelers Cos., Inc. (The)	19,149	2,520,391
	Truist Financial Corp.	64,598	3,331,319
	U.S. Bancorp.	3,523	187,494
	Unum Group	13,893	370,804
	Voya Financial, Inc.	6,430	384,064
	Wells Fargo & Co.	357,801	16,795,179
	WR Berkley Corp.	6,856	504,122
	Zions Bancorp NA	15,492	704,731
TOTAL FINANCIALS			135,020,173
HEALTH CARE — (13.8%)
	Abbott Laboratories	12,456	1,085,416
*	Alexion Pharmaceuticals, Inc.	2,566	255,035
	Allergan P.L.C.	7,075	1,320,478
	Anthem, Inc.	21,126	5,604,305
	Becton Dickinson and Co.	1,497	411,944
*	Biogen, Inc.	1,704	458,120
*	Bio-Rad Laboratories, Inc., Class A	754	272,134
	Cardinal Health, Inc.	25,795	1,320,962
*	Centene Corp.	30,029	1,886,121
*	Cigna Corp.	29,131	5,604,222
	CVS Health Corp.	106,209	7,203,094
	Danaher Corp.	29,115	4,683,730
*	DaVita, Inc.	19,353	1,545,724
	DENTSPLY SIRONA, Inc.	5,350	299,600
*	Elanco Animal Health, Inc.	1,300	40,170
	Envista Holdings Corp.	12,685	375,349
*	Henry Schein, Inc.	6,641	457,831
	Humana, Inc.	9,731	3,271,951
*	IQVIA Holdings, Inc.	2,398	372,290
*	Jazz Pharmaceuticals P.L.C.	5,173	741,550
*	Laboratory Corp. of America Holdings	14,026	2,460,160
	McKesson Corp.	12,043	1,717,452
	Medtronic P.L.C.	72,006	8,312,373
*	Mylan NV	58,846	1,260,481
	Perrigo Co. P.L.C.	8,650	493,396
	Pfizer, Inc.	449,515	16,739,939
	Quest Diagnostics, Inc.	17,559	1,943,255
	STERIS P.L.C.	3,874	583,773
*	Syneos Health, Inc.	1,106	67,864
	Thermo Fisher Scientific, Inc.	16,736	5,241,548
*	United Therapeutics Corp.	1,053	102,847
	Universal Health Services, Inc., Class B	11,058	1,516,162
	Zimmer Biomet Holdings, Inc.	6,119	905,000
TOTAL HEALTH CARE			78,554,276
INDUSTRIALS — (9.8%)
	Acuity Brands, Inc.	331	39,015
*	AECOM	9,375	452,156
	AGCO Corp.	8,813	618,144
	Alaska Air Group, Inc.	14,635	945,275

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AMERCO	1,929	$716,180
	Arconic, Inc.	53,719	1,608,884
	Arcosa, Inc.	1,576	68,950
	Carlisle Cos., Inc.	6,401	1,000,028
	Cummins, Inc.	10,007	1,600,820
	Delta Air Lines, Inc.	45,864	2,556,459
	Dover Corp.	5,257	598,509
	Eaton Corp. P.L.C.	32,845	3,102,867
	FedEx Corp.	18,335	2,651,974
	Fortune Brands Home & Security, Inc.	9,274	637,217
	Ingersoll-Rand P.L.C.	13,320	1,774,624
	ITT, Inc.	400	26,832
	Jacobs Engineering Group, Inc.	6,798	629,019
*	JetBlue Airways Corp.	35,732	708,566
	Johnson Controls International P.L.C.	33,650	1,327,493
	Kansas City Southern	12,742	2,149,448
	Knight-Swift Transportation Holdings, Inc.	1,600	59,328
	L3Harris Technologies, Inc.	94	20,805
	ManpowerGroup, Inc.	7,464	682,881
	Nielsen Holdings P.L.C.	34,910	712,164
	Norfolk Southern Corp.	20,596	4,288,293
	nVent Electric P.L.C.	1	25
	Oshkosh Corp.	7,131	613,551
	Owens Corning	13,548	819,519
	PACCAR, Inc.	21,096	1,565,534
	Parker-Hannifin Corp.	200	39,138
	Pentair P.L.C.	17,893	768,146
	Quanta Services, Inc.	11,715	458,642
	Republic Services, Inc.	28,633	2,721,567
*	Sensata Technologies Holding P.L.C.	17,685	835,970
	Snap-on, Inc.	6,398	1,021,313
	Southwest Airlines Co.	35,245	1,937,770
	Stanley Black & Decker, Inc.	15,035	2,395,527
	Textron, Inc.	32,300	1,483,539
*	United Airlines Holdings, Inc.	35,543	2,658,616
*	United Rentals, Inc.	8,299	1,126,091
	United Technologies Corp.	44,251	6,646,500
	Wabtec Corp.	6,408	473,295
#*	XPO Logistics, Inc.	14,263	1,268,266
TOTAL INDUSTRIALS			55,808,940
INFORMATION TECHNOLOGY — (11.3%)
*	Akamai Technologies, Inc.	4,465	416,808
	Amdocs, Ltd.	15,842	1,139,832
	Analog Devices, Inc.	10,063	1,104,414
*	Arrow Electronics, Inc.	9,787	743,225
	Avnet, Inc.	2,497	91,116
	Broadcom, Inc.	152	46,384
	Cisco Systems, Inc.	1,616	74,287
	Cognizant Technology Solutions Corp., Class A	41,585	2,552,487
	Corning, Inc.	77,649	2,072,452
	Cypress Semiconductor Corp.	3,217	75,053
*	Dell Technologies, Inc., Class C	1,661	81,007
	Dolby Laboratories, Inc., Class A	1,158	80,296
	DXC Technology Co.	23,052	734,898
	Fidelity National Information Services, Inc.	25,320	3,637,471
*	Fiserv, Inc.	10,666	1,265,094
*	Flex, Ltd.	27,933	367,319
	Global Payments, Inc.	4,942	965,914

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Hewlett Packard Enterprise Co.	178,640	$2,488,455
	HP, Inc.	106,724	2,275,356
	Intel Corp.	392,945	25,120,974
*	IPG Photonics Corp.	1,230	157,034
	Jabil, Inc.	1,501	58,374
	Juniper Networks, Inc.	27,098	621,628
	Lam Research Corp.	1,304	388,866
	Leidos Holdings, Inc.	16,325	1,640,173
	Marvell Technology Group, Ltd.	24,233	582,561
*	Micron Technology, Inc.	97,428	5,172,452
*	ON Semiconductor Corp.	44,344	1,026,564
*	Qorvo, Inc.	13,812	1,462,138
	Skyworks Solutions, Inc.	6,306	713,524
	SS&C Technologies Holdings, Inc.	25,116	1,582,559
	SYNNEX Corp.	1,510	208,018
*	Synopsys, Inc.	651	96,029
	TE Connectivity, Ltd.	23,110	2,130,280
	Western Digital Corp.	33,167	2,172,438
*	Xerox Holdings Corp.	28,577	1,016,484
TOTAL INFORMATION TECHNOLOGY			64,361,964
MATERIALS — (5.1%)
	Air Products & Chemicals, Inc.	6,186	1,476,660
#	Albemarle Corp.	10,779	865,338
*	Amcor, PLC.	60,127	636,745
	Ashland Global Holdings, Inc.	1,413	104,534
	Ball Corp.	1,051	75,861
	CF Industries Holdings, Inc.	24,426	983,879
*	Corteva, Inc.	17,233	498,378
*	Dow, Inc.	53,775	2,477,414
	DuPont de Nemours, Inc.	20,374	1,042,741
	Eastman Chemical Co.	19,127	1,363,181
	FMC Corp.	3,749	358,367
	Freeport-McMoRan, Inc.	103,786	1,152,025
	Huntsman Corp.	8,037	165,241
#	International Flavors & Fragrances, Inc.	1,536	201,385
	International Paper Co.	36,783	1,497,804
	Linde P.L.C.	13,100	2,661,003
	LyondellBasell Industries NV, Class A	16,339	1,272,155
	Martin Marietta Materials, Inc.	5,639	1,487,568
	Mosaic Co. (The)	21,306	422,711
	Newmont Corp.	37,465	1,688,173
	Nucor Corp.	45,259	2,149,350
	Packaging Corp. of America	10,295	985,746
	Reliance Steel & Aluminum Co.	8,693	997,957
	Royal Gold, Inc.	2,190	252,551
	Sonoco Products Co.	2,845	162,563
	Steel Dynamics, Inc.	28,855	862,187
	Valvoline, Inc.	16,013	337,554
	Vulcan Materials Co.	9,441	1,337,129
	Westlake Chemical Corp.	6,820	417,384
	WestRock Co.	26,354	1,027,806
TOTAL MATERIALS			28,961,390
REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	16,234	991,086
*	Howard Hughes Corp. (The)	807	98,196

VA U.S. Large Value Portfolio
CONTINUED
	Shares	Value†
REAL ESTATE — (Continued)
Jones Lang LaSalle, Inc.	5,582	$947,935
TOTAL REAL ESTATE		2,037,217
UTILITIES — (0.4%)
MDU Resources Group, Inc.	6,027	178,460
NRG Energy, Inc.	17,305	638,381
Vistra Energy Corp.	55,822	1,257,111
TOTAL UTILITIES		2,073,952
TOTAL COMMON STOCKS Cost ($460,260,239)		566,736,795

TEMPORARY CASH INVESTMENTS — (0.0%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	101,981	101,981
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	245,522	2,841,181
TOTAL INVESTMENTS — (100.0%)
(Cost $463,203,237)^^			$569,679,957
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$70,717,635	—	—	$70,717,635
Consumer Discretionary	36,440,625	—	—	36,440,625
Consumer Staples	26,520,369	—	—	26,520,369
Energy	66,240,254	—	—	66,240,254
Financials	135,020,173	—	—	135,020,173
Health Care	78,554,276	—	—	78,554,276
Industrials	55,808,940	—	—	55,808,940
Information Technology	64,361,964	—	—	64,361,964
Materials	28,961,390	—	—	28,961,390
Real Estate	2,037,217	—	—	2,037,217
Utilities	2,073,952	—	—	2,073,952
Temporary Cash Investments	101,981	—	—	101,981
Securities Lending Collateral	—	$2,841,181	—	2,841,181
TOTAL	$566,838,776	$2,841,181	—	$569,679,957

VA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.2%)
	AMP, Ltd.	195,104	$235,432
	Aurizon Holdings, Ltd.	79,484	284,911
#	Australia & New Zealand Banking Group, Ltd.	242,031	4,119,940
	Bank of Queensland, Ltd.	46,181	234,788
	Bendigo & Adelaide Bank, Ltd.	45,980	317,484
	BlueScope Steel, Ltd.	71,685	670,898
	Boral, Ltd.	108,300	356,908
	Challenger, Ltd.	14,642	86,687
	Crown Resorts, Ltd.	8,789	68,323
	Downer EDI, Ltd.	34,395	168,486
	Fortescue Metals Group, Ltd.	135,089	1,000,716
	Harvey Norman Holdings, Ltd.	57,544	161,484
	Incitec Pivot, Ltd.	153,141	332,507
	LendLease Group	35,724	429,054
	National Australia Bank, Ltd.	116,258	1,985,932
	Newcrest Mining, Ltd.	17,777	355,896
	Oil Search, Ltd.	141,869	678,085
	Origin Energy, Ltd.	92,720	501,585
	QBE Insurance Group, Ltd.	52,527	478,160
#	Qube Holdings, Ltd.	59,269	135,099
	Santos, Ltd.	187,753	1,077,593
	South32, Ltd.	562,620	965,397
	Star Entertainment Grp, Ltd. (The)	68,502	189,172
	Suncorp Group, Ltd.	79,201	676,592
	Tabcorp Holdings, Ltd.	91,547	284,961
	Westpac Banking Corp.	187,432	3,132,256
	Westpac Banking Corp., Sponsored ADR	11,850	197,065
	Whitehaven Coal, Ltd.	36,087	59,688
	Woodside Petroleum, Ltd.	80,603	1,846,658
	Worley, Ltd.	14,874	148,675
TOTAL AUSTRALIA			21,180,432
AUSTRIA — (0.1%)
	Raiffeisen Bank International AG	10,880	247,836
BELGIUM — (0.9%)
	Ageas	12,339	680,380
	KBC Group NV	14,235	1,044,498
#	Solvay SA	7,374	764,243
	UCB SA	4,780	439,866
TOTAL BELGIUM			2,928,987
CANADA — (8.6%)
#	AltaGas, Ltd.	10,991	176,982
	Bank of Montreal	32,085	2,446,984
	Bank of Montreal	22,673	1,728,136
	Bank of Nova Scotia (The)	38,062	2,078,828
	Bank of Nova Scotia (The)	9,982	545,217
	Barrick Gold Corp.	8,569	158,702
	Barrick Gold Corp.	25,539	472,982
	Cameco Corp.	21,467	173,239
	Canadian Imperial Bank of Commerce	22,683	1,849,743
	Canadian Imperial Bank of Commerce	8,249	672,046
	Canadian Natural Resources, Ltd.	97,319	2,737,583

VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cenovus Energy, Inc.	2,300	$20,021
	Cenovus Energy, Inc.	42,100	366,691
	Element Fleet Management Corp.	12,245	117,601
	Fairfax Financial Holdings, Ltd.	2,494	1,115,968
	First Quantum Minerals, Ltd.	34,196	267,697
#	Genworth MI Canada, Inc.	2,700	119,148
	Great-West Lifeco, Inc.	2,404	62,289
	Husky Energy, Inc.	44,388	288,788
	iA Financial Corp., Inc.	13,274	730,501
	Imperial Oil, Ltd.	6,100	144,641
	Imperial Oil, Ltd.	19,463	460,884
*	Kinross Gold Corp.	145,584	738,151
	Lundin Mining Corp.	63,520	333,103
	Magna International, Inc.	1,900	96,321
	Magna International, Inc.	40,298	2,042,706
	Manulife Financial Corp.	8,272	161,140
	Manulife Financial Corp.	93,419	1,818,868
	Nutrien, Ltd.	6,630	283,005
	Nutrien, Ltd.	22,938	979,206
	Onex Corp.	3,695	237,045
	SNC-Lavalin Group, Inc.	7,100	163,310
#*	Stars Group, Inc. (The)	5,583	133,210
	Sun Life Financial, Inc.	9,491	446,267
	Suncor Energy, Inc.	45,346	1,386,009
	Suncor Energy, Inc.	87,240	2,668,672
	Teck Resources, Ltd., Class B	14,790	191,105
	Teck Resources, Ltd., Class B	55,838	720,868
	TMX Group, Ltd.	1,598	147,858
	Tourmaline Oil Corp.	10,404	104,952
	Wheaton Precious Metals Corp.	1,623	47,780
TOTAL CANADA			29,434,247
DENMARK — (1.8%)
	AP Moller - Maersk A.S., Class A	192	215,754
	AP Moller - Maersk A.S., Class B	308	368,295
	Carlsberg A.S., Class B	7,124	1,040,344
	Danske Bank A.S.	20,535	342,796
#*	Demant A.S.	6,848	222,066
	DSV Panalpina A.S.	6,473	702,766
	H Lundbeck A.S.	7,719	327,999
	ISS A.S.	12,670	306,898
	Novozymes A.S., Class B	11,608	605,227
	Rockwool International A.S., Class A	30	6,440
	Rockwool International A.S., Class B	680	158,535
	Tryg A.S.	5,646	171,073
	Vestas Wind Systems A.S.	16,721	1,659,851
TOTAL DENMARK			6,128,044
FINLAND — (0.9%)
	Fortum Oyj	19,399	469,454
	Nokia Oyj	10,824	42,134
	Nordea Bank Abp	100,535	793,056
	Stora Enso Oyj, Class R	39,490	512,600
	UPM-Kymmene Oyj	38,690	1,219,061
TOTAL FINLAND			3,036,305
FRANCE — (9.4%)
	Amundi SA	1,413	114,369

VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Arkema SA	7,145	$654,691
	Atos SE	9,983	827,875
	AXA SA	58,603	1,558,345
	BNP Paribas SA	51,999	2,759,458
	Bollore SA	60,142	244,374
*	Bollore SA	349	1,412
	Bouygues SA	26,110	1,031,598
	Carrefour SA	65,349	1,105,815
	Cie de Saint-Gobain	54,149	2,042,952
	Cie Generale des Etablissements Michelin SCA	20,054	2,326,729
	CNP Assurances	14,800	266,404
	Credit Agricole SA	26,596	359,316
#	Electricite de France SA	53,134	655,954
	Engie SA	81,674	1,405,880
	Faurecia SE	2,232	106,347
#	Iliad SA	1,592	208,936
	Natixis SA	69,834	294,901
	Orange SA	133,175	1,882,557
	Peugeot SA	69,936	1,439,999
	Publicis Groupe SA	17,290	766,451
	Renault SA	22,289	871,795
	Sanofi	760	73,293
	SCOR SE	6,163	261,945
	SES SA	13,379	164,197
	Societe Generale SA	61,031	1,974,942
	Total SA	167,429	8,152,234
#	Valeo SA	25,223	749,152
*	Worldline SA	220	15,502
TOTAL FRANCE			32,317,423
GERMANY — (6.8%)
	Allianz SE	6,092	1,454,425
	BASF SE	16,721	1,128,612
	Bayer AG	53,988	4,332,833
	Bayerische Motoren Werke AG	29,120	2,074,260
	Commerzbank AG	75,025	430,529
	Continental AG	10,738	1,225,390
	Covestro AG	16,810	708,420
	Daimler AG	92,360	4,276,916
	Deutsche Bank AG	47,302	432,763
	Deutsche Bank AG	47,848	437,809
	Deutsche Lufthansa AG	36,444	555,175
	Evonik Industries AG	14,921	408,892
	Fraport AG Frankfurt Airport Services Worldwide	2,917	216,957
	Hapag-Lloyd AG	1,750	143,702
	HeidelbergCement AG	19,066	1,285,833
	METRO AG	7,044	98,010
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,959	1,167,272
	RWE AG	26,209	908,592
*	Talanx AG	4,970	248,024
	Telefonica Deutschland Holding AG	116,895	353,806
	Uniper SE	24,477	801,882
	United Internet AG	1,471	47,555
	Volkswagen AG	3,115	570,368
TOTAL GERMANY			23,308,025
HONG KONG — (2.6%)
	Bank of East Asia, Ltd. (The)	45,941	99,093

VA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	BOC Aviation, Ltd.	18,500	$170,557
#	Cathay Pacific Airways, Ltd.	88,000	110,978
	CK Asset Holdings, Ltd.	100,500	642,090
	CK Hutchison Holdings, Ltd.	176,012	1,555,191
	CK Infrastructure Holdings, Ltd.	24,500	170,932
	Guoco Group, Ltd.	7,000	118,471
	Hang Lung Group, Ltd.	41,000	101,317
	Hang Lung Properties, Ltd.	120,000	250,671
	Henderson Land Development Co., Ltd.	68,255	306,441
	Kerry Properties, Ltd.	57,000	158,991
	MTR Corp., Ltd.	67,160	376,677
	New World Development Co., Ltd.	549,842	686,825
	NWS Holdings, Ltd.	118,889	152,767
	PCCW, Ltd.	53,000	31,216
	Shangri-La Asia, Ltd.	52,000	47,932
	Sino Land Co., Ltd.	226,492	308,672
	SJM Holdings, Ltd.	197,000	219,634
	Sun Hung Kai Properties, Ltd.	95,362	1,328,426
	Swire Pacific, Ltd., Class A	51,500	452,210
	Swire Pacific, Ltd., Class B	92,500	130,789
	WH Group, Ltd.	746,000	702,062
	Wharf Holdings, Ltd. (The)	107,635	265,885
	Wheelock & Co., Ltd.	53,000	322,620
	Xinyi Glass Holdings, Ltd.	86,000	107,782
	Yue Yuen Industrial Holdings, Ltd.	60,500	168,221
TOTAL HONG KONG			8,986,450
IRELAND — (0.4%)
	AIB Group P.L.C.	35,416	103,834
	Bank of Ireland Group P.L.C.	18,090	88,104
	CRH P.L.C.	3,847	144,443
	CRH P.L.C., Sponsored ADR	21,748	817,507
	Flutter Entertainment P.L.C.	3,388	384,322
TOTAL IRELAND			1,538,210
ISRAEL — (0.5%)
	Bank Hapoalim BM	67,998	583,806
	Bank Leumi Le-Israel BM	30,908	222,226
	First International Bank Of Israel, Ltd.	2,152	60,175
	Harel Insurance Investments & Financial Services, Ltd.	8,169	55,825
	Israel Discount Bank, Ltd., Class A	61,312	278,089
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	53,349	554,830
TOTAL ISRAEL			1,754,951
ITALY — (2.1%)
	Eni SpA	103,333	1,447,445
	Fiat Chrysler Automobiles NV	108,100	1,408,242
#	Fiat Chrysler Automobiles NV	24,506	319,068
	Intesa Sanpaolo SpA	645,595	1,603,345
	Mediobanca Banca di Credito Finanziario SpA	18,386	183,411
*	Telecom Italia SpA	1,601,899	860,066
	Telecom Italia SpA	27,554	14,487
*	Telecom Italia SpA, Sponsored ADR	18,000	94,500
#	UniCredit SpA	88,315	1,179,647
TOTAL ITALY			7,110,211

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (21.7%)
	AEON Financial Service Co., Ltd.	9,900	$154,663
	AGC, Inc.	21,000	707,875
	Aisin Seiki Co., Ltd.	16,400	545,956
	Alfresa Holdings Corp.	12,800	257,180
	Alps Alpine Co., Ltd.	14,100	253,135
	Amada Holdings Co., Ltd.	24,400	254,122
	Aozora Bank, Ltd.	6,400	172,453
	Asahi Kasei Corp.	67,700	692,459
	Bank of Kyoto, Ltd. (The)	2,500	99,914
	Brother Industries, Ltd.	16,000	308,998
	Canon Marketing Japan, Inc.	6,700	159,694
	Chiba Bank, Ltd. (The)	30,300	164,304
	Chugoku Bank, Ltd. (The)	4,700	44,553
	Citizen Watch Co., Ltd.	12,600	60,914
#	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	247,416
	Concordia Financial Group, Ltd.	57,500	216,751
	Credit Saison Co., Ltd.	9,900	158,806
	Dai Nippon Printing Co., Ltd.	14,500	399,831
	Daicel Corp.	28,800	272,629
	Daido Steel Co., Ltd.	2,600	99,425
	Dai-ichi Life Holdings, Inc.	45,500	675,274
	Daiwa Securities Group, Inc.	116,000	586,643
	DeNA Co., Ltd.	2,800	46,049
	Denka Co., Ltd.	5,400	145,878
	Denso Corp.	26,100	1,070,678
	Dentsu Group, Inc.	20,000	662,780
	DIC Corp.	8,000	209,718
	Dowa Holdings Co., Ltd.	4,900	176,257
	Ebara Corp.	9,400	259,271
	Fuji Media Holdings, Inc.	1,800	24,474
	FUJIFILM Holdings Corp.	12,200	605,907
	Fukuoka Financial Group, Inc.	9,200	159,430
	Fukuyama Transporting Co., Ltd.	3,000	99,709
	Furukawa Electric Co., Ltd.	8,100	188,077
	Fuyo General Lease Co., Ltd.	200	12,475
	Glory, Ltd.	2,300	65,604
	Hachijuni Bank, Ltd. (The)	15,000	57,293
	Hankyu Hanshin Holdings, Inc.	16,900	685,669
	Haseko Corp.	17,600	229,468
	Heiwa Corp.	5,200	107,482
	Hino Motors, Ltd.	25,600	239,717
	Hitachi Capital Corp.	6,000	162,406
	Hitachi Chemical Co., Ltd.	1,900	79,540
	Hitachi Construction Machinery Co., Ltd.	8,500	227,783
	Hitachi Metals, Ltd.	23,500	361,181
	Hitachi, Ltd.	39,900	1,519,691
	Honda Motor Co., Ltd.	108,400	2,772,371
	Ibiden Co., Ltd.	9,100	209,610
	Idemitsu Kosan Co., Ltd.	18,100	451,745
	IHI Corp.	8,900	210,783
	Iida Group Holdings Co., Ltd.	14,400	242,695
	Inpex Corp.	70,000	653,392
	Isetan Mitsukoshi Holdings, Ltd.	13,100	102,273
	Isuzu Motors, Ltd.	53,500	524,163
	ITOCHU Corp.	33,800	789,601
	Itoham Yonekyu Holdings, Inc.	9,300	58,466
	Iyo Bank, Ltd. (The)	12,500	64,508
#	J Front Retailing Co., Ltd.	24,500	294,903
	Japan Post Holdings Co., Ltd.	29,400	267,442

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JFE Holdings, Inc.	47,800	$566,042
	JGC Holdings Corp.	6,800	97,690
	JSR Corp.	22,400	398,967
	JTEKT Corp.	25,600	271,462
	JXTG Holdings, Inc.	211,827	900,938
	Kajima Corp.	40,900	518,873
	Kamigumi Co., Ltd.	6,400	136,753
	Kandenko Co., Ltd.	8,900	83,811
	Kaneka Corp.	7,200	220,745
	Kawasaki Heavy Industries, Ltd.	15,400	303,607
	Kinden Corp.	7,000	119,279
	Kobe Steel, Ltd.	31,600	144,301
	Kokuyo Co., Ltd.	5,300	78,338
	Konica Minolta, Inc.	47,400	289,335
	K's Holdings Corp.	13,800	167,570
	Kuraray Co., Ltd.	35,100	421,919
	Kyocera Corp.	5,000	328,532
	Kyushu Financial Group, Inc.	5,550	23,173
	Lintec Corp.	400	8,647
	LIXIL Group Corp.	23,100	384,093
	Mabuchi Motor Co., Ltd.	2,700	98,380
	Maeda Corp.	1,100	10,500
#	Maeda Road Construction Co., Ltd.	6,100	206,180
	Marubeni Corp.	65,800	472,813
	Mazda Motor Corp.	56,800	476,768
	Mebuki Financial Group, Inc.	28,540	63,247
	Medipal Holdings Corp.	5,700	120,783
	Mitsubishi Chemical Holdings Corp.	105,400	761,723
	Mitsubishi Corp.	52,600	1,348,433
	Mitsubishi Gas Chemical Co., Inc.	16,700	252,837
	Mitsubishi Heavy Industries, Ltd.	18,700	682,127
	Mitsubishi Logistics Corp.	2,599	65,847
	Mitsubishi Materials Corp.	11,500	289,233
	Mitsubishi Motors Corp.	69,100	257,448
	Mitsubishi UFJ Financial Group, Inc.	386,000	1,981,962
	Mitsubishi UFJ Lease & Finance Co., Ltd.	46,200	289,378
	Mitsui & Co., Ltd.	36,100	642,060
	Mitsui Chemicals, Inc.	19,900	437,029
	Mitsui Fudosan Co., Ltd.	23,500	622,409
	Mitsui OSK Lines, Ltd.	10,600	254,875
	Mizuho Financial Group, Inc.	736,200	1,091,733
	MS&AD Insurance Group Holdings, Inc.	16,650	552,991
	Nagase & Co., Ltd.	7,600	104,558
	NEC Corp.	11,100	494,098
	NGK Insulators, Ltd.	19,900	333,657
	NGK Spark Plug Co., Ltd.	14,700	258,299
	NH Foods, Ltd.	9,100	399,464
	NHK Spring Co., Ltd.	19,400	156,199
	Nikkon Holdings Co., Ltd.	1,000	23,073
	Nikon Corp.	29,700	358,627
	Nippo Corp.	5,000	122,672
	Nippon Electric Glass Co., Ltd.	5,900	113,976
	Nippon Express Co., Ltd.	7,600	396,029
	Nippon Kayaku Co., Ltd.	6,000	70,357
	Nippon Paper Industries Co., Ltd.	8,000	130,191
	Nippon Shokubai Co., Ltd.	3,200	187,620
	Nippon Steel Corp.	52,518	728,712
	Nippon Yusen K.K.	14,500	230,897
	Nipro Corp.	7,700	87,666

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissan Motor Co., Ltd.	143,300	$777,588
	Nitto Denko Corp.	1,000	55,588
	NOK Corp.	9,000	119,867
	Nomura Holdings, Inc.	113,200	579,516
	Nomura Real Estate Holdings, Inc.	12,900	317,675
	NSK, Ltd.	35,700	297,781
	Obayashi Corp.	70,100	768,785
	Oji Holdings Corp.	93,000	472,495
	ORIX Corp.	72,600	1,226,393
	Panasonic Corp.	29,900	297,147
	Rengo Co., Ltd.	20,300	142,243
	Resona Holdings, Inc.	74,000	305,165
	Ricoh Co., Ltd.	64,300	729,576
	Rohm Co., Ltd.	3,500	251,774
	Sankyo Co., Ltd.	1,800	60,473
	Sega Sammy Holdings, Inc.	3,400	46,299
	Seiko Epson Corp.	27,200	397,723
	Seino Holdings Co., Ltd.	7,900	100,979
#	Sekisui House, Ltd.	29,100	625,713
	Shimamura Co., Ltd.	1,900	142,753
	Shimizu Corp.	58,900	604,127
	Shinsei Bank, Ltd.	5,500	84,212
	Shizuoka Bank, Ltd. (The)	13,000	91,265
	Showa Denko K.K.	10,600	253,474
	SoftBank Group Corp.	60,800	2,454,773
	Sojitz Corp.	89,970	283,189
	Sompo Holdings, Inc.	17,897	668,700
	Subaru Corp.	5,900	147,574
	Sumitomo Bakelite Co., Ltd.	1,400	50,322
	Sumitomo Chemical Co., Ltd.	160,700	682,846
	Sumitomo Corp.	48,500	721,421
	Sumitomo Electric Industries, Ltd.	71,600	954,544
	Sumitomo Forestry Co., Ltd.	11,400	158,301
	Sumitomo Heavy Industries, Ltd.	12,100	316,982
	Sumitomo Metal Mining Co., Ltd.	18,300	520,277
	Sumitomo Mitsui Financial Group, Inc.	65,900	2,317,003
	Sumitomo Mitsui Trust Holdings, Inc.	11,503	424,115
	Sumitomo Osaka Cement Co., Ltd.	1,600	65,050
	Sumitomo Rubber Industries, Ltd.	17,500	192,278
	Suzuken Co., Ltd.	5,100	195,534
	T&D Holdings, Inc.	54,700	583,063
	Taiheiyo Cement Corp.	12,600	339,127
	Taisho Pharmaceutical Holdings Co., Ltd.	1,300	91,840
	Takashimaya Co., Ltd.	10,999	117,605
	Takeda Pharmaceutical Co., Ltd.	3,167	121,623
	TDK Corp.	2,400	254,101
	Teijin, Ltd.	18,500	330,758
	THK Co., Ltd.	1,400	34,903
	Toda Corp.	12,000	76,961
	Toho Holdings Co., Ltd.	4,600	94,469
#	Tokai Carbon Co., Ltd.	13,400	121,106
	Tokio Marine Holdings, Inc.	1,400	75,994
	Tokyo Tatemono Co., Ltd.	17,400	281,139
	Tokyu Fudosan Holdings Corp.	70,500	496,978
	Toppan Printing Co., Ltd.	10,000	199,300
	Toray Industries, Inc.	85,000	556,181
	Tosoh Corp.	26,000	366,728
	Toyo Seikan Group Holdings, Ltd.	11,800	199,628
	Toyo Tire Corp	7,100	88,752

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyoda Gosei Co., Ltd.	6,400	$145,207
	Toyota Boshoku Corp.	5,200	75,074
	Toyota Industries Corp.	5,900	319,117
	Toyota Motor Corp.	105,870	7,360,893
	Toyota Tsusho Corp.	13,300	459,808
	TS Tech Co., Ltd.	4,700	129,167
	Tsumura & Co.	2,200	59,752
	Ube Industries, Ltd.	10,600	212,753
	Universal Entertainment Corp.	1,600	46,917
	Wacoal Holdings Corp.	1,800	47,913
	Yamada Denki Co., Ltd.	40,900	206,147
	Yamaguchi Financial Group, Inc.	6,000	36,121
	Yamaha Motor Co., Ltd.	25,400	471,364
	Yamato Kogyo Co., Ltd.	1,600	38,763
#	Yamazaki Baking Co., Ltd.	1,400	26,643
	Yokohama Rubber Co., Ltd. (The)	11,900	202,267
	Zeon Corp.	13,700	145,478
TOTAL JAPAN			74,525,570
NETHERLANDS — (3.0%)
	ABN AMRO Bank NV	29,120	506,847
#	Aegon NV	127,305	515,572
	ArcelorMittal SA	17,865	262,397
	ArcelorMittal SA	33,843	496,133
	Coca-Cola European Partners P.L.C.	1,208	64,541
	ING Groep NV, Sponsored ADR	18,092	196,660
	ING Groep NV	114,815	1,246,570
	Koninklijke Ahold Delhaize NV	114,386	2,807,210
	Koninklijke DSM NV	17,896	2,178,042
	Koninklijke Philips NV	9,949	455,639
	Koninklijke Philips NV	2,641	120,905
	Koninklijke Vopak NV	6,815	364,917
	NN Group NV	15,454	536,385
	Randstad NV	11,237	645,408
TOTAL NETHERLANDS			10,397,226
NEW ZEALAND — (0.3%)
#	Air New Zealand, Ltd.	75,203	136,592
	Auckland International Airport, Ltd.	51,892	288,838
	EBOS Group, Ltd.	11,019	169,135
#	Fletcher Building, Ltd.	58,153	207,561
#*	Fonterra Co-operative Group, Ltd.	4,334	11,320
	Ryman Healthcare, Ltd.	6,929	73,459
	SKYCITY Entertainment Group, Ltd.	9,716	22,761
TOTAL NEW ZEALAND			909,666
NORWAY — (0.7%)
	Austevoll Seafood ASA	496	4,836
	DNB ASA	64,001	1,118,902
	Equinor ASA	9,050	163,330
	Norsk Hydro ASA	127,154	397,400
	SpareBank 1 SR-Bank ASA	10,821	115,121
	Storebrand ASA	27,367	210,254
	Subsea 7 SA	23,150	247,497
	Yara International ASA	7,335	266,374
TOTAL NORWAY			2,523,714

VA International Value Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (0.0%)
	EDP Renovaveis SA	7,795	$103,577
SINGAPORE — (1.1%)
	CapitaLand, Ltd.	225,500	594,232
	City Developments, Ltd.	40,600	312,918
	Frasers Property, Ltd.	23,600	29,406
	Hongkong Land Holdings, Ltd.	54,500	289,283
	Keppel Corp., Ltd.	182,400	886,523
	Olam International, Ltd.	53,900	70,857
	Oversea-Chinese Banking Corp., Ltd.	105,998	834,110
	Singapore Airlines, Ltd.	67,000	417,680
	United Industrial Corp., Ltd.	13,400	27,592
	UOL Group, Ltd.	23,399	135,926
	Wilmar International, Ltd.	112,900	321,493
	Yangzijiang Shipbuilding Holdings Ltd.	26,700	18,328
TOTAL SINGAPORE			3,938,348
SPAIN — (2.3%)
	Banco Bilbao Vizcaya Argentaria SA	257,216	1,331,502
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	42,037	215,229
	Banco de Sabadell SA	408,414	368,000
	Banco Santander SA	1,437,562	5,665,276
	Bankia SA	48,854	88,784
	CaixaBank SA	37,539	109,718
	Repsol SA	18,408	253,345
TOTAL SPAIN			8,031,854
SWEDEN — (2.5%)
	BillerudKorsnas AB	15,047	193,352
	Boliden AB	27,615	655,586
	Dometic Group AB	16,857	153,305
	Getinge AB, Class B	16,901	287,828
	Holmen AB, Class B	9,624	284,946
	Husqvarna AB, Class B	10,631	80,123
#	ICA Gruppen AB	4,635	203,798
#	Intrum AB	6,391	177,068
	Millicom International Cellular SA	5,562	262,659
	Pandox AB	3,484	77,685
	Peab AB, Class B	13,729	137,826
#	Saab AB, Class B	4,297	139,514
	Skandinaviska Enskilda Banken AB, Class A	102,385	1,011,761
	SKF AB, Class B	35,749	654,372
#	SSAB AB, Class A	9,099	27,957
	SSAB AB, Class B	36,937	106,326
	Svenska Cellulosa AB SCA, Class A	318	3,258
	Svenska Cellulosa AB SCA, Class B	40,820	408,411
	Svenska Handelsbanken AB, Class A	51,702	506,535
	Swedbank AB, Class A	37,607	577,408
	Telefonaktiebolaget LM Ericsson, Class B	4,381	34,445
	Telia Co. AB	175,120	748,891
	Trelleborg AB, Class B	21,385	351,113
	Volvo AB, Class A	12,038	205,919
	Volvo AB, Class B	84,059	1,436,882
TOTAL SWEDEN			8,726,968
SWITZERLAND — (9.2%)
	ABB, Ltd.	105,112	2,447,211
	Adecco Group AG	18,991	1,112,647

VA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	Alcon, Inc.	10,147	$598,041
*	Alcon, Inc.	3,741	221,022
	Baloise Holding AG	3,212	580,340
	Banque Cantonale Vaudoise	58	48,572
	Barry Callebaut AG	25	55,218
	Chocoladefabriken Lindt & Spruengli AG	1	93,242
	Cie Financiere Richemont SA	31,128	2,260,600
	Clariant AG	4,035	90,827
	Credit Suisse Group AG	50,891	643,514
	Flughafen Zurich AG	496	86,172
	Helvetia Holding AG	1,140	163,882
	Julius Baer Group, Ltd.	18,443	921,553
	LafargeHolcim, Ltd.	17,735	901,307
	LafargeHolcim, Ltd.	8,340	422,761
	Lonza Group AG	7,213	2,962,305
	Novartis AG, Sponsored ADR	43,159	4,078,957
	Novartis AG	19,222	1,815,866
	Swatch Group AG (The)	3,070	770,099
	Swatch Group AG (The)	5,580	271,256
	Swiss Life Holding AG	2,132	1,071,701
	Swiss Prime Site AG	2,133	260,408
	Swiss Re AG	8,472	956,649
	Swisscom AG	2,547	1,397,445
	UBS Group AG	128,899	1,600,876
*	UBS Group AG	61,485	760,569
	Vifor Pharma AG	2,329	429,180
	Zurich Insurance Group AG	11,124	4,617,768
TOTAL SWITZERLAND			31,639,988
UNITED KINGDOM — (14.1%)
	3i Group P.L.C.	20,371	296,332
	Anglo American P.L.C.	68,565	1,789,142
	Antofagasta P.L.C.	5,469	59,075
	Aviva P.L.C.	443,489	2,324,102
	Barclays P.L.C., Sponsored ADR	172,039	1,513,943
	Barratt Developments P.L.C.	103,773	1,098,700
	BP P.L.C., Sponsored ADR	89,429	3,231,066
	British American Tobacco P.L.C., Sponsored ADR	17,790	783,649
	British American Tobacco P.L.C.	97,752	4,310,365
	Carnival P.L.C.	7,140	291,610
	Glencore P.L.C.	759,106	2,220,076
	GVC Holdings P.L.C.	10,609	122,669
	HSBC Holdings P.L.C., Sponsored ADR	135,981	4,934,750
	Investec P.L.C.	57,703	318,400
	J Sainsbury P.L.C.	209,983	560,078
	Kingfisher P.L.C.	188,068	504,917
	Lloyds Banking Group P.L.C.	3,121,380	2,330,216
#	Lloyds Banking Group P.L.C., ADR	608,371	1,800,778
	Melrose Industries P.L.C.	147,173	451,039
	Micro Focus International P.L.C., Sponsored ADR	12,054	161,525
	Pearson P.L.C.	12,532	93,538
	Pearson P.L.C., Sponsored ADR	18,039	133,849
	Phoenix Group Holdings P.L.C.	29,956	299,038
	Royal Bank of Scotland Group P.L.C., Sponsored ADR	91,424	522,945
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	85,104	4,438,174
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	108,210	5,765,429
	Standard Chartered P.L.C.	99,248	825,291
	Standard Life Aberdeen P.L.C.	175,855	698,746
	Tesco P.L.C.	6,559	21,333

VA International Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Vodafone Group P.L.C.	1,569,855	$3,084,321
Vodafone Group P.L.C., Sponsored ADR	63,098	1,237,348
Wm Morrison Supermarkets P.L.C.	284,375	681,879
WPP P.L.C.	120,592	1,499,387
TOTAL UNITED KINGDOM		48,403,710
UNITED STATES — (0.1%)
# Ovintiv, Inc.	14,354	224,359
Ovintiv, Inc.	8,879	138,345
TOTAL UNITED STATES		362,704
TOTAL COMMON STOCKS		327,534,446
PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
Bayerische Motoren Werke AG	5,480	305,461
Porsche Automobil Holding SE	7,818	527,175
Volkswagen AG	18,370	3,295,811
TOTAL GERMANY		4,128,447
TOTAL INVESTMENT SECURITIES (Cost $346,347,252)		331,662,893

			Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	1,046,801	12,113,581
TOTAL INVESTMENTS — (100.0%)
(Cost $358,521,346)^^			$343,776,474
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$197,065	$20,983,367	—	$21,180,432
Austria	—	247,836	—	247,836
Belgium	—	2,928,987	—	2,928,987
Canada	29,434,247	—	—	29,434,247
Denmark	—	6,128,044	—	6,128,044
Finland	—	3,036,305	—	3,036,305
France	—	32,317,423	—	32,317,423
Germany	437,809	22,870,216	—	23,308,025
Hong Kong	—	8,986,450	—	8,986,450
Ireland	817,507	720,703	—	1,538,210
Israel	554,830	1,200,121	—	1,754,951
Italy	413,568	6,696,643	—	7,110,211
Japan	—	74,525,570	—	74,525,570
Netherlands	813,698	9,583,528	—	10,397,226
New Zealand	—	909,666	—	909,666
Norway	—	2,523,714	—	2,523,714
Portugal	—	103,577	—	103,577
Singapore	—	3,938,348	—	3,938,348
Spain	215,229	7,816,625	—	8,031,854

VA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$8,726,968	—	$8,726,968
Switzerland	$5,437,567	26,202,421	—	31,639,988
United Kingdom	24,523,456	23,880,254	—	48,403,710
United States	362,704	—	—	362,704
Preferred Stocks
Germany	—	4,128,447	—	4,128,447
Securities Lending Collateral	—	12,113,581	—	12,113,581
TOTAL	$63,207,680	$280,568,794	—	$343,776,474

VA International Small Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.5%)
AUSTRALIA — (5.9%)
*	3P Learning, Ltd.	16,910	$9,500
	A2B Australia, Ltd.	9,538	9,356
	Accent Group, Ltd.	35,134	39,497
	Adairs, Ltd.	9,893	14,610
	Adelaide Brighton, Ltd.	41,040	99,108
#*	Ainsworth Game Technology, Ltd.	21,326	10,419
*	Alkane Resources, Ltd.	52,288	27,816
	Alliance Aviation Services, Ltd.	13,267	23,101
	ALS, Ltd.	19,740	126,153
	Altium, Ltd.	4,695	122,524
	AMA Group, Ltd.	67,163	40,731
*	Amaysim Australia, Ltd.	36,044	8,132
	Ansell, Ltd.	14,500	306,490
#	AP Eagers, Ltd.	18,350	109,270
	Appen, Ltd.	1,071	17,657
	ARB Corp., Ltd.	8,492	104,425
*	Ardent Leisure Group, Ltd.	72,872	68,316
#	ARQ Group, Ltd.	19,035	4,588
*	Asaleo Care, Ltd.	38,434	27,712
	AUB Group, Ltd.	8,931	77,397
	Aurelia Metals, Ltd.	107,681	31,749
	Austal, Ltd.	53,523	138,233
*	Australian Agricultural Co., Ltd.	47,194	35,074
	Australian Finance Group, Ltd.	19,471	36,937
	Australian Pharmaceutical Industries, Ltd.	52,628	46,025
	Auswide Bank, Ltd.	3,989	16,400
	AVJennings, Ltd.	30,044	12,208
	Baby Bunting Group, Ltd.	11,255	25,421
	Bank of Queensland, Ltd.	47,188	239,908
	Bapcor, Ltd.	35,429	148,070
#	Bega Cheese, Ltd.	25,152	72,875
	Bingo Industries, Ltd.	27,331	50,470
#	Blackmores, Ltd.	1,296	76,858
#*	Blue Sky Alternative Investments, Ltd.	3,762	175
	Bravura Solutions, Ltd.	27,141	98,274
	Breville Group, Ltd.	10,783	132,835
	Brickworks, Ltd.	8,872	117,271
	BWX, Ltd.	9,941	27,500
#*	Byron Energy, Ltd.	58,539	11,360
	Capitol Health, Ltd.	65,386	11,308
*	Cardno, Ltd.	35,915	9,444
	carsales.com, Ltd.	23,675	269,480
#*	Cash Converters International, Ltd.	15,875	2,427
	Cedar Woods Properties, Ltd.	8,866	47,215
	Centuria Capital Group	27,837	45,406
	Centuria Capital Group.	2,122	3,480
*	Champion Iron, Ltd.	15,408	24,784
	Citadel Group, Ltd. (The)	4,052	12,878
	City Chic Collective, Ltd.	12,807	26,165
	Class, Ltd.	7,230	9,789
	Cleanaway Waste Management, Ltd.	237,689	321,016
*	ClearView Wealth, Ltd.	24,888	7,011
#	Clinuvel Pharmaceuticals, Ltd.	4,767	87,112
	Clover Corp., Ltd.	15,168	26,892
	Codan, Ltd.	17,350	88,273

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Collection House, Ltd.	19,602	$13,925
	Collins Foods, Ltd.	15,075	85,730
#*	Cooper Energy, Ltd.	248,890	92,787
#	Corporate Travel Management, Ltd.	7,738	90,941
#	Costa Group Holdings, Ltd.	38,070	69,288
	Credit Corp. Group, Ltd.	6,882	161,731
*	CSG, Ltd.	19,429	3,970
	CSR, Ltd.	67,630	216,809
*	CuDeco, Ltd.	4,262	126
*	Dacian Gold, Ltd.	3,985	3,822
	Data#3, Ltd.	9,441	28,304
	Decmil Group, Ltd.	17,170	4,670
	Dicker Data, Ltd.	5,119	22,957
	Domain Holdings Australia, Ltd.	28,461	71,324
#	Domino's Pizza Enterprises, Ltd.	3,065	111,424
	Downer EDI, Ltd.	10,771	52,762
*	Eclipx Group, Ltd.	31,071	32,950
	Elanor Investor Group	2,855	4,125
	Elders, Ltd.	21,313	104,870
#*	Electro Optic Systems Holdings, Ltd.	6,122	42,658
#*	Emeco Holdings, Ltd.	34,080	51,362
	Emeco Holdings, Ltd.	3,312	4,589
*	EML Payments, Ltd.	14,094	48,847
#*	Energy World Corp., Ltd.	50,545	2,411
	EQT Holdings, Ltd.	1,961	40,774
	Estia Health, Ltd.	28,335	46,293
	EVENT Hospitality and Entertainment, Ltd.	9,512	81,764
*	FAR, Ltd.	910,908	24,865
*	Fleetwood Corp., Ltd.	9,756	13,621
	FlexiGroup, Ltd.	35,882	49,824
#	Freedom Foods Group, Ltd.	11,266	36,070
	G8 Education, Ltd.	58,704	74,462
#*	Galaxy Resources, Ltd.	39,774	26,732
*	Gascoyne Resources, Ltd.	29,553	289
	Genworth Mortgage Insurance Australia, Ltd.	33,243	81,019
*	Gold Road Resources, Ltd.	79,307	76,376
*	GrainCorp, Ltd., Class A	31,517	174,935
	GUD Holdings, Ltd.	11,742	93,380
#	GWA Group, Ltd.	32,056	76,137
	Hansen Technologies, Ltd.	24,768	60,511
	Healius, Ltd.	74,640	146,095
#	Helloworld Travel, Ltd.	5,594	15,757
*	Highfield Resources, Ltd.	21,161	10,711
#	HT&E, Ltd.	38,557	43,828
#	HUB24, Ltd.	6,363	45,667
	IGO, Ltd.	57,749	233,232
	Iluka Resources, Ltd.	43,331	277,149
	Imdex, Ltd.	48,773	47,143
*	IMF Bentham, Ltd.	29,535	92,991
	Infigen Energy	160,735	84,385
	Infomedia, Ltd.	29,538	40,034
#	Inghams Group, Ltd.	20,841	48,974
*	Intega Group, Ltd.	35,915	10,269
	Integral Diagnostics, Ltd.	18,392	49,471
	Integrated Research, Ltd.	11,699	22,973
#	InvoCare, Ltd.	13,461	119,971
	IOOF Holdings, Ltd.	40,436	210,700
	IPH, Ltd.	24,078	145,757
	IRESS, Ltd.	16,175	149,453

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	iSelect, Ltd.	28,342	$9,572
*	iSentia Group, Ltd.	23,190	3,996
	IVE Group, Ltd.	8,273	12,766
#	Japara Healthcare, Ltd.	25,811	16,631
#	JB Hi-Fi, Ltd.	13,033	342,743
#	Jumbo Interactive, Ltd.	3,461	30,522
	Jupiter Mines, Ltd.	81,919	15,759
*	Karoon Energy, Ltd.	79,446	60,902
*	Kingsgate Consolidated, Ltd.	11,507	4,350
#	Kogan.com, Ltd.	3,868	13,184
#	Lifestyle Communities, Ltd.	11,551	70,264
	Link Administration Holdings, Ltd.	19,377	87,315
	Lovisa Holdings, Ltd.	6,087	44,853
*	Lynas Corp., Ltd.	84,928	123,339
	MACA, Ltd.	34,411	21,983
	Macmahon Holdings, Ltd.	161,782	29,700
#*	Mayne Pharma Group, Ltd.	168,566	50,584
	McMillan Shakespeare, Ltd.	9,141	78,170
	McPherson's, Ltd.	6,747	12,168
*	Medusa Mining, Ltd.	15,386	8,071
#*	Mesoblast, Ltd.	32,924	64,283
#*	Metals X, Ltd.	120,257	6,361
	Metcash, Ltd.	110,615	191,690
#	Michael Hill International, Ltd.	19,759	8,350
#	Mineral Resources, Ltd.	17,998	202,351
*	MMA Offshore, Ltd.	92,224	10,419
#	MNF Group, Ltd.	4,922	16,002
	Moelis Australia, Ltd.	2,314	8,484
#	Monadelphous Group, Ltd.	10,506	121,394
	Monash IVF Group, Ltd.	17,197	11,376
	Money3 Corp., Ltd.	25,140	41,071
	Mortgage Choice, Ltd.	10,500	9,272
	Mosaic Brands, Ltd.	7,861	9,124
	Mount Gibson Iron, Ltd.	105,077	63,038
#*	Myer Holdings, Ltd.	91,183	26,588
	MyState, Ltd.	10,521	38,199
	Navigator Global Investments, Ltd.	15,251	32,535
#	Netwealth Group, Ltd.	6,704	35,760
#	New Energy Solar, Ltd.	13,104	10,771
#	New Hope Corp., Ltd.	36,391	45,122
*	NEXTDC, Ltd.	36,933	184,729
	nib holdings, Ltd.	50,683	181,473
	Nick Scali, Ltd.	5,776	27,021
	Nine Entertainment Co. Holdings, Ltd.	172,584	213,467
	NRW Holdings, Ltd.	65,169	134,054
#*	Nufarm, Ltd.	35,467	129,363
	OFX Group, Ltd.	28,697	28,861
	OM Holdings, Ltd.	27,595	8,047
*	Onevue Holdings, Ltd.	23,091	5,565
	oOh!media, Ltd.	28,932	65,008
#*	Orocobre, Ltd.	2,432	4,986
	Orora, Ltd.	134,292	286,688
	OZ Minerals, Ltd.	40,717	271,971
	Pacific Current Group, Ltd.	4,475	19,001
*	Pact Group Holdings, Ltd.	26,672	48,873
*	Panoramic Resources, Ltd.	81,237	12,968
	Peet, Ltd.	32,470	29,276
	Pendal Group, Ltd.	28,867	168,932
	Perenti Global, Ltd.	90,272	91,507

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Perpetual, Ltd.	6,161	$173,775
*	Perseus Mining, Ltd.	143,232	113,937
*	Pilbara Minerals, Ltd.	31,495	6,070
#	Platinum Asset Management, Ltd.	29,052	91,000
#*	Praemium, Ltd.	25,426	8,026
	Premier Investments, Ltd.	10,542	138,627
*	Prime Media Group, Ltd.	30,543	3,145
	Pro Medicus, Ltd.	5,198	81,945
	Propel Funeral Partners, Ltd.	9,914	23,428
	PSC Insurance Group, Ltd.	4,598	9,593
	PWR Holdings, Ltd.	6,539	20,626
	QMS Media, Ltd.	14,384	11,660
	Qube Holdings, Ltd.	13,883	31,645
	Ramelius Resources, Ltd.	72,242	64,768
	Reckon, Ltd.	1,448	663
	Regis Healthcare, Ltd.	16,349	26,181
	Regis Resources, Ltd.	55,259	169,394
	Reject Shop, Ltd. (The)	1,897	6,149
#	Reliance Worldwide Corp., Ltd.	91,108	271,038
#*	Resolute Mining, Ltd.	145,629	114,384
	Rhipe, Ltd.	13,642	19,562
	Ridley Corp., Ltd.	33,330	22,967
*	RPMGlobal Holdings, Ltd.	21,479	15,709
	Salmat, Ltd.	3,642	1,995
	Sandfire Resources, Ltd.	25,456	93,496
*	Saracen Mineral Holdings, Ltd.	119,445	321,938
	SeaLink Travel Group, Ltd.	12,472	35,935
	Select Harvests, Ltd.	14,912	84,628
*	Senex Energy, Ltd.	191,723	39,692
	Servcorp, Ltd.	6,297	18,587
	Service Stream, Ltd.	41,543	72,282
*	Seven West Media, Ltd.	118,278	19,468
	SG Fleet Group, Ltd.	9,631	14,112
#*	Sheffield Resources, Ltd.	30,759	5,512
	Sigma Healthcare, Ltd.	161,490	64,426
*	Silver Chef, Ltd.	1,766	751
*	Silver Lake Resources, Ltd.	101,851	112,855
	Sims, Ltd.	22,597	159,593
	SmartGroup Corp., Ltd.	10,588	47,626
	Southern Cross Media Group, Ltd.	88,200	51,208
	Spark Infrastructure Group	190,585	278,979
#	SpeedCast International, Ltd.	29,981	15,609
	St Barbara, Ltd.	74,428	138,739
	Star Entertainment Grp, Ltd. (The)	12,277	33,904
	Steadfast Group, Ltd.	90,014	228,733
	Sunland Group, Ltd.	14,139	16,692
#	Super Retail Group, Ltd.	18,971	118,120
#*	Superloop, Ltd.	31,577	18,411
#*	Syrah Resources, Ltd.	42,059	13,937
	Tassal Group, Ltd.	32,439	92,775
	Technology One, Ltd.	22,548	126,205
#*	Thorn Group, Ltd.	15,487	2,299
*	Tiger Resources, Ltd.	149,819	28
*	Troy Resources, Ltd.	3,735	237
	Village Roadshow, Ltd.	17,891	48,139
*	Virgin Australia Holdings, Ltd.	130,547	12,685
	Virtus Health, Ltd.	12,419	35,697
	Vita Group, Ltd.	20,059	15,804
*	Vocus Group, Ltd.	82,488	184,870

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Wagners Holding Co., Ltd.	8,025	$11,453
#	Webjet, Ltd.	15,197	117,842
	Western Areas, Ltd.	45,080	76,285
*	Westgold Resources, Ltd.	36,700	54,591
	Whitehaven Coal, Ltd.	88,039	145,616
	WPP AUNZ, Ltd.	38,884	14,968
TOTAL AUSTRALIA			15,902,985
AUSTRIA — (1.3%)
	Agrana Beteiligungs AG	2,144	45,592
	ANDRITZ AG	7,864	309,417
	Atrium European Real Estate, Ltd.	20,363	78,412
	Austria Technologie & Systemtechnik AG	3,883	85,483
	CA Immobilien Anlagen AG	8,156	358,850
	DO & CO AG	994	99,130
	EVN AG	5,006	98,776
#	FACC AG	2,374	31,467
	Flughafen Wien AG	307	12,428
#	IMMOFINANZ AG	10,232	283,926
	Kapsch TrafficCom AG	757	22,313
	Lenzing AG	1,530	120,929
	Mayr Melnhof Karton AG	1,074	147,601
	Oberbank AG	414	44,083
	Oesterreichische Post AG	3,336	126,638
	Palfinger AG	2,245	69,538
	POLYTEC Holding AG	1,603	14,230
#	Porr AG	1,717	29,930
#	Rosenbauer International AG	346	16,106
	S IMMO AG	7,081	189,695
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	64,254
#*	Semperit AG Holding	1,085	14,682
	Strabag SE	1,862	62,110
	Telekom Austria AG	18,718	150,464
	UBM Development AG	812	43,862
	UNIQA Insurance Group AG	20,211	191,134
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,713	154,210
#	voestalpine AG	9,674	234,264
	Wienerberger AG	10,988	311,755
*	Zumtobel Group AG	5,328	52,294
TOTAL AUSTRIA			3,463,573
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	2,838	454,613
*	AGFA-Gevaert NV	20,629	101,323
*	Argenx SE	578	83,479
*	Argenx SE	703	101,434
	Atenor	427	34,372
	Banque Nationale de Belgique	20	51,880
	Barco NV	1,349	335,427
	Bekaert SA	4,826	122,520
#*	Biocartis NV	3,596	22,849
	bpost SA	9,364	93,316
#*	Celyad SA	590	6,496
	Cie d'Entreprises CFE	891	97,159
	Deceuninck NV	10,393	22,849
	D'ieteren SA	3,587	231,525
	Econocom Group SA	14,168	40,281
#	Elia System Operator SA	3,600	347,185

VA International Small Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Euronav NV	19,147	$190,247
*	Euronav NV	4,581	45,260
	EVS Broadcast Equipment SA	1,783	40,276
#*	Exmar NV	4,511	26,807
	Fagron	5,955	137,853
*	Galapagos NV	82	18,379
*	Galapagos NV	235	52,522
*	Galapagos NV (B083BK7)	24	5,435
	Gimv NV	2,176	134,079
	Immobel SA	570	48,286
*	Ion Beam Applications	2,603	29,954
	Jensen-Group NV	507	19,310
	Kinepolis Group NV	1,598	98,552
	Lotus Bakeries NV	33	100,037
#*	MDxHealth	6,303	6,524
#	Melexis NV	1,773	126,005
	Ontex Group NV	9,351	169,485
	Orange Belgium SA	4,217	85,742
#*	Oxurion NV	5,542	18,876
	Picanol	234	16,869
	Recticel SA	4,845	41,363
	Resilux	88	13,759
	Roularta Media Group NV	455	8,397
	Sioen Industries NV	775	18,600
	Sipef NV	638	36,776
	Telenet Group Holding NV	4,078	189,611
*	Tessenderlo Group SA	3,602	121,188
	Van de Velde NV	716	22,227
*	Viohalco SA	9,200	37,210
TOTAL BELGIUM			4,006,337
CANADA — (8.7%)
*	5N Plus, Inc.	10,900	17,379
	Absolute Software Corp.	7,500	54,915
#	Acadian Timber Corp.	500	6,204
*	Advantage Oil & Gas, Ltd.	29,081	48,564
	Aecon Group, Inc.	8,691	113,021
#*	Africa Oil Corp.	54,929	56,863
#	AG Growth International, Inc.	1,967	67,613
	AGF Management, Ltd., Class B	10,933	58,407
#*	Aimia, Inc.	21,900	55,106
	AirBoss of America Corp.	2,200	14,330
*	Alacer Gold Corp.	39,601	186,141
	Alamos Gold, Inc., Class A	49,308	311,107
#	Alaris Royalty Corp.	5,125	84,616
#*	Alcanna, Inc.	5,866	18,351
#*	Alexco Resource Corp.	7,261	12,948
	Algoma Central Corp.	1,600	15,512
#*	Alio Gold, Inc.	5,135	3,841
	Altius Minerals Corp.	5,800	46,938
	Altus Group, Ltd.	3,800	124,475
#*	Amerigo Resources, Ltd.	14,600	5,626
	Andrew Peller, Ltd., Class A	5,900	49,174
#	ARC Resources, Ltd.	42,315	224,461
*	Argonaut Gold, Inc.	25,712	34,583
*	Aritzia, Inc.	7,708	145,785
*	Asanko Gold, Inc.	12,801	11,994
#*	Athabasca Oil Corp.	58,945	17,816
*	ATS Automation Tooling Systems, Inc.	9,114	140,009

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	AutoCanada, Inc.	2,934	$28,910
	B2Gold Corp.	92,114	398,831
	Badger Daylighting, Ltd.	4,309	112,430
*	Baytex Energy Corp.	66,739	72,619
	Birchcliff Energy, Ltd.	38,913	51,457
	Bird Construction, Inc.	3,138	15,460
*	Black Diamond Group, Ltd.	2,510	3,661
	BMTC Group, Inc.	850	6,497
#*	Bombardier, Inc., Class A	7,200	7,290
#	Bonavista Energy Corp.	44,120	17,003
	Bonterra Energy Corp.	3,561	8,987
	Boralex, Inc., Class A	11,076	230,994
	Bridgemarq Real Estate Services	700	8,114
	BRP, Inc.	1,124	57,381
#*	Calfrac Well Services, Ltd.	10,144	7,435
	Calian Group, Ltd.	600	19,405
	Cameco Corp.	20,200	163,014
	Canaccord Genuity Group, Inc.	14,896	55,379
	Canacol Energy, Ltd.	18,050	58,103
	Canadian Western Bank	10,718	264,994
*	Canfor Corp.	6,700	60,196
	Canfor Pulp Products, Inc.	3,143	20,163
	CanWel Building Materials Group, Ltd.	4,700	18,752
	Capital Power Corp.	13,231	362,018
*	Capstone Mining Corp.	44,912	24,095
#	Cardinal Energy, Ltd.	13,363	23,426
	Cascades, Inc.	11,329	96,820
*	Celestica, Inc.	24,395	220,834
*	Centerra Gold, Inc.	28,068	224,819
	Cervus Equipment Corp.	1,000	6,400
#	CES Energy Solutions Corp.	31,177	45,939
*	China Gold International Resources Corp., Ltd.	43,400	37,058
#	Cineplex, Inc.	6,952	177,398
	Clearwater Seafoods, Inc.	1,700	6,950
	Cogeco Communications, Inc.	1,895	148,776
	Cogeco, Inc.	900	63,056
	Colliers International Group, Inc.	3,734	302,749
	Computer Modelling Group, Ltd.	12,340	75,342
#*	Continental Gold, Inc.	16,500	68,199
#*	Copper Mountain Mining Corp.	12,235	6,102
	Corby Spirit and Wine, Ltd.	900	10,561
*	Corridor Resources, Inc.	2,900	2,739
	Corus Entertainment, Inc., Class B	24,296	92,161
	Cott Corp.	18,495	283,001
	Crescent Point Energy Corp.	20,700	68,197
	Crescent Point Energy Corp.	41,343	136,018
#*	Crew Energy, Inc.	22,528	7,490
*	CRH Medical Corp.	12,400	48,254
*	Denison Mines Corp.	76,968	26,753
*	Descartes Systems Group, Inc. (The)	4,393	196,945
*	Detour Gold Corp.	21,900	392,194
*	DIRTT Environmental Solutions	7,700	19,957
	Dorel Industries, Inc., Class B	3,700	14,482
	DREAM Unlimited Corp., Class A	10,650	94,075
*	Dundee Precious Metals, Inc.	18,655	86,128
	Echelon Financial Holdings, Inc.	100	461
	ECN Capital Corp.	41,322	174,855
	E-L Financial Corp., Ltd.	204	125,477
*	Eldorado Gold Corp.	26,734	194,332

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Element Fleet Management Corp.	41,890	$402,314
#*	Endeavour Mining Corp.	7,831	160,365
#*	Endeavour Silver Corp.	20,500	43,528
	Enerflex, Ltd.	10,336	79,039
#*	Energy Fuels, Inc.	5,331	7,653
#	Enerplus Corp.	27,265	139,065
	Enghouse Systems, Ltd.	3,990	158,044
	Ensign Energy Services, Inc.	23,650	42,175
	Equitable Group, Inc.	1,543	122,831
*	ERO Copper Corp.	1,689	23,202
*	Essential Energy Services Trust	11,693	3,092
	Evertz Technologies, Ltd.	3,302	43,240
	Exchange Income Corp.	943	30,248
	Exco Technologies, Ltd.	4,600	26,069
*	EXFO, Inc.	3,030	11,878
#	Extendicare, Inc.	16,710	103,917
	Fiera Capital Corp.	8,500	79,643
	Finning International, Inc.	13,500	233,501
	Firm Capital Mortgage Investment Corp.	2,800	31,948
#*	First Majestic Silver Corp.	18,399	185,464
*	First Mining Gold Corp.	27,500	4,883
	First National Financial Corp.	2,280	66,071
	FirstService Corp.	1,558	153,292
#*	Fission Uranium Corp.	56,500	11,100
*	Fortuna Silver Mines, Inc.	20,248	79,407
#	Freehold Royalties, Ltd.	11,649	62,144
	Frontera Energy Corp.	4,620	32,850
	Gamehost, Inc.	2,000	12,634
#*	GDI Integrated Facility Services, Inc.	1,200	30,104
*	Gear Energy, Ltd.	25,800	7,506
#	Genworth MI Canada, Inc.	5,170	228,146
	Gibson Energy, Inc.	15,001	301,063
*	Glacier Media, Inc.	1,800	653
	GMP Capital, Inc.	2,541	3,725
	goeasy, Ltd.	1,136	57,581
#*	Golden Star Resources, Ltd.	9,815	28,850
	GoldMoney, Inc.	6,800	9,403
#*	Gran Tierra Energy, Inc.	52,923	52,787
*	Great Canadian Gaming Corp.	9,600	289,074
	Guardian Capital Group, Ltd., Class A	2,850	59,395
#*	Guyana Goldfields, Inc.	20,243	10,860
*	Heroux-Devtek, Inc.	6,300	94,638
#	High Liner Foods, Inc.	2,300	14,373
#*	Home Capital Group, Inc.	10,597	252,634
	Horizon North Logistics, Inc.	22,417	17,278
	Hudbay Minerals, Inc.	32,692	100,294
*	IAMGOLD Corp.	56,196	167,730
*	IBI Group, Inc.	2,900	11,921
#*	Imperial Metals Corp.	5,000	7,292
*	Indigo Books & Music, Inc.	850	2,409
	Information Services Corp.	900	10,915
	Innergex Renewable Energy, Inc.	13,910	197,603
*	Interfor Corp.	7,200	76,222
#*	International Tower Hill Mines, Ltd.	1,260	676
*	Intertain Group, Ltd. (The)	2,200	19,853
	Intertape Polymer Group, Inc.	8,944	109,350
	Invesque, Inc.	4,300	27,692
*	IPL Plastics, Inc.	3,348	21,807
#*	Ivanhoe Mines, Ltd., Class A	69,262	178,991

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Jamieson Wellness, Inc.	3,313	$66,490
#	Just Energy Group, Inc.	16,955	23,574
	K-Bro Linen, Inc.	1,500	48,171
*	Kelt Exploration, Ltd.	15,188	43,611
*	Kinaxis, Inc.	2,617	217,286
	Kingsway Financial Services, Inc.	600	1,023
*	Knight Therapeutics, Inc.	14,616	86,698
#	Labrador Iron Ore Royalty Corp.	7,000	111,554
*	Largo Resources, Ltd.	17,532	14,043
	Lassonde Industries, Inc., Class A	300	31,861
#	Laurentian Bank of Canada	7,200	233,671
*	Leagold Mining Corp.	7,000	19,253
	Leon's Furniture, Ltd.	4,500	55,085
	Linamar Corp.	6,205	204,426
	Lucara Diamond Corp.	52,607	32,994
*	Lundin Gold, Inc.	4,591	36,530
	Magellan Aerospace Corp.	2,400	25,534
*	Mainstreet Equity Corp.	600	35,635
*	Major Drilling Group International, Inc.	10,973	45,520
	Maple Leaf Foods, Inc.	9,096	178,153
	Martinrea International, Inc.	11,210	109,271
*	Mav Beauty Brands, Inc.	2,800	8,939
	Maverix Metals, Inc.	3,200	16,370
*	Maxim Power Corp.	1,300	2,141
	Medical Facilities Corp.	5,100	15,762
*	MEG Energy Corp.	30,793	157,292
	Melcor Developments, Ltd.	500	4,828
	Methanex Corp.	800	25,960
	Morguard Corp.	600	91,872
	Morneau Shepell, Inc.	5,601	146,606
*	Mountain Province Diamonds, Inc.	15,600	12,731
	MTY Food Group, Inc.	2,800	122,270
	Mullen Group, Ltd.	12,588	85,892
*	New Gold, Inc.	90,970	83,862
#	NFI Group, Inc.	4,553	105,344
	Norbord, Inc.	3,903	114,642
	North American Construction Group, Ltd.	3,900	42,613
	North West Co., Inc. (The)	5,281	109,978
#*	NuVista Energy, Ltd.	29,960	48,220
#*	Obsidian Energy, Ltd.	7,182	4,939
	OceanaGold Corp.	74,728	156,413
	Osisko Gold Royalties, Ltd.	12,343	123,109
#*	Osisko Mining, Inc.	12,400	37,292
#*	Painted Pony Energy, Ltd.	15,407	6,636
	Pan American Silver Corp.	24,798	570,013
*	Paramount Resources, Ltd., Class A	8,344	38,084
*	Parex Resources, Inc.	17,840	282,415
	Park Lawn Corp.	3,654	82,528
	Pason Systems, Inc.	8,052	80,313
#	Peyto Exploration & Development Corp.	19,559	42,712
*	Photon Control, Inc.	8,868	8,778
*	PHX Energy Services Corp.	3,600	6,583
	Pinnacle Renewable Energy, Inc.	2,300	17,710
	Pizza Pizza Royalty Corp.	6,500	47,790
*	Points International, Ltd.	761	12,835
	Polaris Infrastructure, Inc.	2,100	22,882
	Pollard Banknote, Ltd.	700	10,441
*	PolyMet Mining Corp.	10,894	2,799
#	PrairieSky Royalty, Ltd.	22,200	243,405

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Precision Drilling Corp.	38,590	$45,489
#*	Premier Gold Mines, Ltd.	31,724	38,115
#	Premium Brands Holdings Corp.	3,030	223,117
*	Pretium Resources, Inc.	17,500	190,551
*	Pulse Seismic, Inc.	3,900	5,157
	Quarterhill, Inc.	10,900	15,979
#*	Questerre Energy Corp., Class A	14,450	2,348
*	Real Matters, Inc.	3,600	37,812
	Recipe Unlimited Corp.	2,200	30,954
	Reitmans Canada, Ltd., Class A	4,500	3,128
	Richelieu Hardware, Ltd.	7,769	171,477
	Rocky Mountain Dealerships, Inc.	1,300	6,326
#	Rogers Sugar, Inc.	12,650	45,786
*	Roxgold, Inc.	35,140	27,615
	Russel Metals, Inc.	8,500	137,963
*	Sabina Gold & Silver Corp.	36,019	48,446
#*	Sandstorm Gold, Ltd.	23,400	160,550
#	Savaria Corp.	5,600	56,575
*	Seabridge Gold, Inc.	2,000	27,928
	Secure Energy Services, Inc.	20,082	69,044
*	SEMAFO, Inc.	48,100	101,405
*	Seven Generations Energy, Ltd., Class A	29,632	148,675
	ShawCor, Ltd.	7,942	63,133
#	Sienna Senior Living, Inc.	8,177	116,285
*	Sierra Metals, Inc.	5,800	9,291
#*	Sierra Wireless, Inc.	5,200	50,177
	Sleep Country Canada Holdings, Inc.	3,801	57,816
	SNC-Lavalin Group, Inc.	2,588	59,528
#*	Spin Master Corp.	600	14,354
	Sprott, Inc.	25,983	62,435
*	SSR Mining, Inc.	18,306	335,301
	Stantec, Inc.	11,545	343,279
	Stelco Holdings, Inc.	3,500	26,130
	Stella-Jones, Inc.	5,365	151,861
*	Storm Resources, Ltd.	15,193	16,991
*	Stornoway Diamond Corp.	70,900	113
#*	SunOpta, Inc.	9,384	25,456
#	Superior Plus Corp.	18,414	160,709
#	Surge Energy, Inc.	40,298	30,450
*	Tamarack Valley Energy, Ltd.	25,980	33,177
*	Taseko Mines, Ltd.	35,100	16,179
*	TeraGo, Inc.	400	2,527
*	Teranga Gold Corp.	11,800	67,141
#*	Tervita Corp.	742	4,155
	TFI International, Inc.	9,351	299,452
#	Tidewater Midstream and Infrastructure, Ltd.	35,300	28,808
	Timbercreek Financial Corp.	9,052	68,878
#*	TMAC Resources, Inc.	1,187	2,368
	TMX Group, Ltd.	463	42,840
	TORC Oil & Gas, Ltd.	20,774	60,279
*	Torex Gold Resources, Inc.	10,710	147,370
	Total Energy Services, Inc.	6,761	27,586
	Tourmaline Oil Corp.	10,298	103,883
	TransAlta Corp.	33,263	248,329
	TransAlta Renewables, Inc.	16,383	204,880
	Transcontinental, Inc., Class A	13,225	155,494
	TransGlobe Energy Corp.	16,572	21,163
#*	Trevali Mining Corp.	49,000	7,220
#*	Trican Well Service, Ltd.	49,274	38,722

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Tricon Capital Group, Inc.	21,147	$174,174
*	Trisura Group, Ltd.	1,000	32,862
	Uni-Select, Inc.	6,255	57,379
#	Vermilion Energy, Inc.	9,634	139,043
	Vermilion Energy, Inc.	1,331	19,206
	Wajax Corp.	3,913	44,086
#*	Wesdome Gold Mines Ltd.	20,679	140,943
	West Fraser Timber Co., Ltd.	6,637	265,901
#	Western Forest Products, Inc.	51,630	41,744
#	Westshore Terminals Investment Corp.	5,642	68,553
	Whitecap Resources, Inc.	52,199	190,116
#*	WildBrain, Ltd.	12,570	14,152
	Winpak, Ltd.	4,500	164,440
	Yamana Gold, Inc.	129,415	527,087
#*	Yangarra Resources, Ltd.	6,942	5,875
*	Yellow Pages, Ltd.	2,040	15,877
	Zenith Capital Corp.	1,300	80
TOTAL CANADA			23,430,437
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	43,500	16,179
	K Wah International Holdings, Ltd.	20,000	9,749
TOTAL CHINA			25,928
DENMARK — (1.9%)
*	Agat Ejendomme A.S.	5,947	3,533
*	ALK-Abello A.S.	728	194,462
	Alm Brand A.S.	9,028	79,944
#	Ambu A.S., Class B	13,434	245,202
#*	Bang & Olufsen A.S.	4,667	27,927
*	Bavarian Nordic A.S.	3,307	114,769
	Brodrene Hartmann A.S.	204	9,110
	Columbus A.S.	6,761	9,087
	D/S Norden A.S.	4,596	61,907
	DFDS A.S.	3,765	158,112
*	Drilling Co. of 1972 A.S.	941	52,516
	FLSmidth & Co. A.S.	4,390	149,908
*	H+H International A.S., Class B	2,539	48,402
	ISS A.S.	8,548	207,053
	Jeudan A.S.	228	48,466
*	Jyske Bank A.S.	7,680	292,037
	Matas A.S.	5,259	49,639
*	Nilfisk Holding A.S.	3,104	66,846
*	NKT A.S.	3,029	65,151
#	NNIT A.S.	995	15,708
	Pandora A.S.	8,624	445,135
	Parken Sport & Entertainment A.S.	400	6,105
	Per Aarsleff Holding A.S.	2,371	72,069
	Ringkjoebing Landbobank A.S.	2,916	216,634
	Rockwool International A.S., Class A	214	45,937
	Rockwool International A.S., Class B	664	154,804
	Royal Unibrew A.S.	5,705	542,364
	RTX A.S.	1,421	48,362
	Scandinavian Tobacco Group A.S., Class A	7,639	99,894
	Schouw & Co., A.S.	1,410	115,400
	SimCorp A.S.	5,129	568,584
	Solar A.S., Class B	610	29,081
	Spar Nord Bank A.S.	9,494	91,955

VA International Small Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#	Sydbank A.S.	7,973	$173,490
	Tivoli A.S.	244	27,349
	Topdanmark A.S.	5,098	241,127
*	TORM P.L.C.	3,422	29,694
	United International Enterprises, Ltd.	176	35,337
*	Vestjysk Bank A.S.	113,137	55,508
*	Zealand Pharma A.S.	3,739	135,278
TOTAL DENMARK			5,033,886
FINLAND — (2.4%)
	Ahlstrom-Munksjo Oyj	6,546	109,119
	Aktia Bank Oyj	6,459	68,401
	Alma Media Oyj	4,469	42,985
	Asiakastieto Group Oyj	1,519	57,498
	Aspo Oyj	2,685	23,826
	Atria Oyj	781	8,320
*	BasWare Oyj	944	27,604
	Bittium Oyj	5,377	39,689
#	Cargotec Oyj, Class B	4,700	173,888
	Caverion Oyj	12,245	99,730
#	Citycon Oyj	9,475	100,241
	Cramo Oyj	5,028	76,347
	Digia Oyj	2,833	14,410
	Finnair Oyj	6,960	40,633
#	Fiskars Oyj Abp	4,565	60,913
*	F-Secure Oyj	12,707	46,335
*	HKScan Oyj, Class A	1,550	3,938
	Huhtamaki Oyj	12,148	539,923
	Kemira Oyj	13,763	207,928
	Kesko Oyj, Class A	2,911	183,804
	Kesko Oyj, Class B	7,664	518,132
	Konecranes Oyj	8,185	246,720
	Lassila & Tikanoja Oyj	3,659	62,335
#	Lehto Group Oyj	783	1,956
#	Metsa Board Oyj	24,413	147,855
	Metso Oyj	12,166	431,709
#	Nokian Renkaat Oyj	15,406	414,250
	Olvi Oyj, Class A	1,876	80,988
	Oriola Oyj, Class A	5,827	13,755
	Oriola Oyj, Class B	16,336	38,841
	Orion Oyj, Class A	2,441	114,545
	Orion Oyj, Class B	12,294	580,855
	Outokumpu Oyj	48,149	165,397
*	Outotec Oyj	19,917	114,514
	Pihlajalinna Oyj	563	9,556
#	Ponsse Oyj	1,180	41,245
*	QT Group Oyj	1,063	26,233
	Raisio Oyj, Class V	17,176	70,056
	Rapala VMC Oyj	1,900	6,280
	Revenio Group Oyj	2,269	70,548
	Sanoma Oyj	10,553	126,336
*	SRV Group Oyj	2,217	3,554
*	Stockmann Oyj Abp, Class A	1,299	3,942
*	Stockmann Oyj Abp, Class B	2,495	6,417
	TietoEVRY Oyj	8,366	272,825
	Tikkurila Oyj	4,795	82,586
	Tokmanni Group Corp.	5,903	85,620
	Uponor Oyj	7,321	99,052
	Vaisala Oyj, Class A	1,838	68,683

VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Valmet Oyj	14,662	$317,164
	YIT Oyj	24,925	177,930
TOTAL FINLAND			6,325,411
FRANCE — (4.1%)
	ABC arbitrage	3,292	24,211
*	Air France-KLM	26,184	242,572
	Akka Technologies	1,377	95,609
	AKWEL	1,182	24,528
	Albioma SA	3,404	113,334
	Altamir	1,905	36,234
	Alten SA	2,868	353,460
#*	Amplitude Surgical SAS	1,840	3,280
	Assystem SA	1,354	47,122
	Aubay	936	31,090
	Axway Software SA	836	10,781
*	Bastide le Confort Medical	266	10,666
	Beneteau SA	3,904	41,872
	Bigben Interactive	2,306	35,827
	Boiron SA	776	29,532
	Bonduelle SCA	1,660	39,589
	Bourbon Corp.	1,100	18,893
	Burelle SA	28	23,236
#	Casino Guichard Perrachon SA	4,112	167,097
*	Cegedim SA	532	17,858
*	CGG SA	82,253	231,126
#	Chargeurs SA	2,552	48,086
	Cie des Alpes	1,635	54,526
	Cie Plastic Omnium SA	6,434	162,050
*	Coface SA	13,486	166,178
	Derichebourg SA	16,273	59,021
	Devoteam SA	623	58,008
	Electricite de Strasbourg SA	132	17,485
#	Elior Group SA	14,729	206,502
	Elis SA	17,715	344,950
#	Eramet	1,279	53,656
#*	Erytech Pharma SA	1,201	8,248
*	Esso SA Francaise	197	4,447
#	Etablissements Maurel et Prom SA	8,900	24,974
	Euronext NV	5,979	518,277
#	Europcar Mobility Group	14,904	60,451
	Eutelsat Communications SA	21,073	315,845
	Exel Industries, Class A	184	9,031
	Faurecia SE	1,796	85,573
*	Fnac Darty S.A.	1,710	83,316
*	Fnac Darty SA	648	31,933
	Gaumont SA	129	16,870
	Gaztransport Et Technigaz SA	2,233	225,721
	GL Events	1,343	31,507
	Groupe Crit	446	34,020
	Groupe Gorge	778	14,831
	Groupe Open	581	7,841
	Guerbet	934	36,081
	Haulotte Group SA	1,014	5,405
	HERIGE SADCS	186	5,939
	HEXAOM	440	17,653
*	ID Logistics Group	360	70,392
#	Iliad SA	2,484	326,003
	Imerys SA	2,590	111,807

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Ingenico Group SA	7,159	$832,542
	IPSOS	4,374	141,718
	Jacquet Metal Service SA	2,005	31,300
#	JCDecaux SA	6,616	176,829
	Kaufman & Broad SA	2,328	98,614
	Korian SA	6,500	296,534
	Lagardere SCA	9,584	181,919
	Laurent-Perrier	396	35,994
	Le Belier	216	8,657
	Lectra	3,315	81,955
	Linedata Services	535	17,324
	LISI	3,138	95,431
	LNA Sante SA	809	41,129
	Maisons du Monde SA	4,270	56,594
	Manitou BF SA	1,600	29,296
	Manutan International	508	36,225
	Mersen SA	2,045	66,997
	Metropole Television SA	1,844	30,667
	Nexans SA	4,464	217,179
	Nexity SA	4,436	214,162
*	Nicox	2,438	11,919
	NRJ Group	2,200	15,197
	Oeneo SA	1,686	25,705
#*	Onxeo SA	4,614	2,824
*	Pierre & Vacances SA	633	17,226
#	Plastivaloire	1,105	7,951
	Quadient	5,381	129,439
#	Rallye SA	3,323	32,372
#*	Recylex SA	1,750	5,740
	Rexel SA	37,300	446,186
#	Robertet SA	72	72,699
	Rothschild & Co.	3,219	86,443
	Rubis SCA	9,853	608,596
	Samse SA	132	24,461
	Savencia SA	669	46,090
	Seche Environnement SA	536	24,408
	Societe BIC SA	3,082	208,049
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	561	36,814
	Societe pour l'Informatique Industrielle	1,084	32,251
*	SOITEC	2,111	198,438
#*	Solocal Group	71,908	34,844
	Somfy SA	786	79,444
	Sopra Steria Group	1,755	280,175
	SPIE SA	14,600	282,825
#*	SRP Groupe SA	992	1,265
	Stef SA	521	47,833
	Sword Group	702	27,236
	Synergie SA	1,041	33,009
	Tarkett SA	4,268	58,928
*	Technicolor SA	21,143	14,639
	Television Francaise 1	4,737	35,663
	Thermador Groupe	782	47,529
	Total Gabon	95	14,131
	Trigano SA	957	90,746
	Union Financiere de France BQE SA	487	11,017
#*	Vallourec SA	33,070	83,276
	Vetoquinol SA	354	22,724
	Vicat SA	2,211	92,231
	VIEL & Cie SA	4,347	23,061

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Vilmorin & Cie SA	883	$42,801
*	Virbac SA	475	116,272
TOTAL FRANCE			10,978,067
GERMANY — (6.0%)
	1&1 Drillisch AG	1,154	28,292
	7C Solarparken AG	3,348	14,063
	Aareal Bank AG	6,977	228,485
*	ADLER Real Estate AG	6,426	86,268
	ADO Properties SA	3,335	103,114
*	ADVA Optical Networking SE	6,520	53,795
*	AIXTRON SE	10,621	111,479
	All for One Group AG	139	8,416
	Allgeier SE	979	35,451
	Amadeus Fire AG	661	111,906
	Atoss Software AG	206	35,918
	Aurubis AG	5,011	272,642
	Basler AG	633	37,785
	Bauer AG	2,210	39,028
	BayWa AG	1,352	39,727
	Bechtle AG	3,227	465,619
	Bertrandt AG	738	42,722
	bet-at-home.com AG	393	20,744
	Bijou Brigitte AG	711	39,327
	Bilfinger SE	4,751	167,591
	Borussia Dortmund GmbH & Co. KGaA	9,378	91,621
	CANCOM SE	3,477	206,868
*	CECONOMY AG	16,100	83,220
	CENIT AG	1,323	18,966
	CENTROTEC Sustainable AG	672	10,216
	Cewe Stiftung & Co. KGAA	818	93,304
	comdirect bank AG	4,102	63,191
	CompuGroup Medical SE	2,769	182,150
#	Corestate Capital Holding SA	1,975	86,642
	CropEnergies AG	3,994	44,598
	CTS Eventim AG & Co. KGaA	6,909	429,628
	Deutsche Beteiligungs AG	2,003	84,332
	Deutsche EuroShop AG	5,432	148,099
	Deutsche Pfandbriefbank AG	19,103	307,683
	Deutz AG	17,619	92,018
*	Dialog Semiconductor P.L.C.	9,400	412,912
	DIC Asset AG	7,097	132,969
	DMG Mori AG	1,810	85,278
	Dr Hoenle AG	579	28,253
	Draegerwerk AG & Co. KGaA	307	13,980
	Duerr AG	4,886	146,282
	Eckert & Ziegler Strahlen- und Medizintechnik AG	672	127,992
#	EDAG Engineering Group AG	1,225	13,725
	Elmos Semiconductor AG	1,962	60,744
*	ElringKlinger AG	4,625	31,425
	Energiekontor AG	790	18,756
*	Evotec SE	1,089	29,185
	Ferratum Oyj	851	11,144
	Fielmann AG	2,791	221,979
	First Sensor AG	880	37,492
	Freenet AG	15,482	343,443
	Fuchs Petrolub SE	3,026	122,815
	GEA Group AG	17,565	525,944
	Gerresheimer AG	3,776	298,693

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Gesco AG	1,167	$24,563
	GFT Technologies SE	1,914	28,076
	Grand City Properties SA	12,674	324,837
*	H&R GmbH & Co. KGaA	1,853	10,273
	Hamburger Hafen und Logistik AG	3,521	86,651
*	Heidelberger Druckmaschinen AG	28,620	28,243
	Hella GmbH & Co KGaA	4,140	194,571
	HolidayCheck Group AG	3,303	8,551
	Hornbach Baumarkt AG	1,015	22,254
	Hornbach Holding AG & Co. KGaA	1,453	91,796
	Hugo Boss AG	6,984	329,936
*	Hypoport AG	210	74,077
	Indus Holding AG	2,037	82,965
	Isra Vision AG	1,883	70,506
	IVU Traffic Technologies AG	1,595	23,448
	Jenoptik AG	6,077	167,018
	K+S AG	26,378	255,986
	KION Group AG	832	52,076
	Kloeckner & Co. SE	8,520	54,109
	Koenig & Bauer AG	1,558	41,302
	Krones AG	1,902	143,625
	KSB SE & Co. KGaA	31	10,691
	KWS Saat SE & Co., KGaA	1,165	71,938
	Lanxess AG	9,534	571,784
	Leifheit AG	1,697	44,873
*	Leoni AG	4,291	50,100
*	LPKF Laser & Electronics AG	2,232	46,741
*	Manz AG	726	16,562
*	Medigene AG	1,273	8,229
	METRO AG	6,713	93,405
	MLP SE	7,438	46,360
	Nemetschek SE	595	40,360
	New Work SE	300	98,128
	Nexus AG	1,759	66,948
*	Nordex SE	10,174	131,650
	Norma Group SE	3,611	131,646
	OHB SE	1,058	47,732
	OSRAM Licht AG	10,845	545,268
	Paragon GmbH & Co. KGaA	263	5,581
	Patrizia AG	7,419	177,104
	Pfeiffer Vacuum Technology AG	938	155,835
	PNE AG	11,501	55,994
	ProSiebenSat.1 Media SE	19,623	259,781
	PSI Software AG	1,437	30,935
*	PVA TePla AG	1,745	28,720
	QSC AG	8,683	11,109
	Rheinmetall AG	5,414	579,003
	RHOEN-KLINIKUM AG	3,484	60,959
	RIB Software SE	5,661	118,900
*	Rocket Internet SE	9,151	213,909
#	S&T AG	5,640	151,407
	SAF-Holland SA	7,645	53,059
	Salzgitter AG	4,476	74,944
*	Schaltbau Holding AG	369	13,579
	Scout24 AG	4,754	326,764
	Secunet Security Networks AG	157	22,573
*	SGL Carbon SE	6,333	28,210
*	Shop Apotheke Europe NV	1,251	63,186
	Siltronic AG	1,830	196,024

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Sixt Leasing SE	1,354	$20,024
	Sixt SE	1,387	139,775
*	SMA Solar Technology AG	2,378	87,513
	Software AG	5,071	169,055
	Stabilus SA	2,641	160,444
	STRATEC SE	656	46,475
	Stroeer SE & Co. KGaA	3,363	266,929
	Suedzucker AG	9,712	164,134
*	SUESS MicroTec SE	2,434	27,692
	Surteco Group SE	1,107	27,407
	TAG Immobilien AG	14,999	395,309
	Takkt AG	5,172	67,901
	Technotrans SE	1,129	24,774
*	Tele Columbus AG	3,055	11,459
	TLG Immobilien AG	10,954	374,532
	Traffic Systems SE	408	10,058
	United Internet AG	7,571	244,760
	VERBIO Vereinigte BioEnergie AG	5,292	74,888
	Vossloh AG	1,437	63,338
	Wacker Chemie AG	1,917	137,576
	Wacker Neuson SE	3,888	62,424
	Washtec AG	1,419	80,010
	Wuestenrot & Wuerttembergische AG	3,125	66,280
TOTAL GERMANY			16,035,530
HONG KONG — (2.3%)
	Aeon Credit Service Asia Co., Ltd.	12,000	9,292
#	Agritrade Resources, Ltd.	320,000	8,421
	Allied Group, Ltd.	13,600	68,051
	Allied Properties HK, Ltd.	219,416	40,912
	APAC Resources, Ltd.	9,853	1,213
#*	Applied Development Holdings, Ltd.	255,000	6,452
	Asia Financial Holdings, Ltd.	54,874	27,780
	Asia Standard International Group, Ltd.	98,940	15,066
#	Asiasec Properties, Ltd.	30,000	4,760
#	Associated International Hotels, Ltd.	28,000	68,226
	BOCOM International Holdings Co., Ltd.	44,000	6,058
	BOE Varitronix, Ltd.	82,009	23,875
	Bright Smart Securities & Commodities Group, Ltd.	86,000	22,637
*	Brightoil Petroleum Holdings, Ltd.	248,000	35,923
*	Burwill Holdings, Ltd.	302,000	2,073
	Cafe de Coral Holdings, Ltd.	42,000	94,235
*	Camsing International Holding, Ltd.	40,000	4,481
	Century City International Holdings, Ltd.	183,340	12,467
	Chen Hsong Holdings	30,000	8,212
	Chevalier International Holdings, Ltd.	4,000	5,640
*	China Baoli Technologies Holdings, Ltd.	145,000	1,387
*	China Energy Development Holdings, Ltd.	652,000	14,391
	China Motor Bus Co., Ltd.	2,400	35,709
	China Star Entertainment, Ltd.	310,000	60,569
#*	China Strategic Holdings, Ltd.	1,321,250	5,233
*	China Tonghai International Financial, Ltd.	130,000	6,643
	CHINA TOUYUN TECH GROUP LTD COMMON STOCK HKD.04	107,500	2,764
	Chinese Estates Holdings, Ltd.	61,500	43,397
	Chong Hing Bank, Ltd.	21,000	33,303
	Chow Sang Sang Holdings International, Ltd.	36,000	42,033
	Chuang's Consortium International, Ltd.	100,000	17,087
	CITIC Telecom International Holdings, Ltd.	154,000	53,169
	CK Life Sciences Intl Holdings, Inc.	352,000	36,372

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CNQC International Holdings, Ltd.	30,000	$4,035
	Convenience Retail Asia, Ltd.	50,000	22,939
#*	Convoy Global Holdings, Ltd.	516,000	2,080
	Cowell e Holdings, Inc.	47,000	11,376
	Cross-Harbour Holdings, Ltd. (The)	43,826	68,617
	CSI Properties, Ltd.	859,543	30,775
*	CST Group, Ltd.	2,064,000	6,383
	Dah Sing Banking Group, Ltd.	52,928	67,402
	Dah Sing Financial Holdings, Ltd.	17,806	64,015
	Dickson Concepts International, Ltd.	14,500	8,891
#*	Dingyi Group Investment, Ltd.	155,000	4,918
*	eForce Holdings, Ltd.	696,000	13,397
	Emperor Capital Group, Ltd.	270,000	5,892
	Emperor Entertainment Hotel, Ltd.	40,000	7,135
	Emperor International Holdings, Ltd.	140,333	27,455
	Emperor Watch & Jewellery, Ltd.	210,000	3,849
*	ENM Holdings, Ltd.	144,000	11,787
#*	Esprit Holdings, Ltd.	257,250	45,925
#	Fairwood Holdings, Ltd.	10,500	25,397
	Far East Consortium International, Ltd.	161,876	69,659
*	FIH Mobile, Ltd.	401,000	62,114
	First Pacific Co., Ltd.	288,000	90,397
	Fountain SET Holdings, Ltd.	28,000	4,314
*	Freeman Fintech Corp, Ltd.	62,000	895
*	Future World Financial Holdings, Ltd.	8,383	37
*	Genting Hong Kong, Ltd.	30,000	2,334
	Get Nice Holdings, Ltd.	651,000	16,852
	Giordano International, Ltd.	160,000	40,896
	Global Brands Group Holding, Ltd.	63,400	4,028
	Glorious Sun Enterprises, Ltd.	72,000	8,047
*	Gold-Finance Holdings, Ltd.	88,000	306
*	Goodbaby International Holdings, Ltd.	129,000	23,645
*	GR Properties, Ltd.	80,000	15,943
	Great Eagle Holdings, Ltd.	22,225	67,763
*	G-Resources Group, Ltd.	2,577,000	17,209
#	Guotai Junan International Holdings, Ltd.	322,400	54,519
#	Haitong International Securities Group, Ltd.	325,191	93,544
	Hang Lung Group, Ltd.	47,000	116,144
	Hanison Construction Holdings, Ltd.	27,198	3,860
*	Hao Tian Development Group, Ltd.	202,400	5,179
	Harbour Centre Development, Ltd.	13,500	18,900
	HKBN, Ltd.	76,000	131,702
*	HKBridge Financial Holdings, Ltd.	82,000	5,447
	HKR International, Ltd.	100,386	42,334
#	Hong Kong Ferry Holdings Co., Ltd.	23,000	19,840
#*	Hong Kong Finance Investment Holding Group, Ltd.	102,000	10,746
#*	Hong Kong Television Network, Ltd.	56,239	30,102
	Hongkong & Shanghai Hotels, Ltd. (The)	69,000	69,300
#	Hongkong Chinese, Ltd.	90,000	9,389
	Hung Hing Printing Group, Ltd.	29,815	4,300
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	162,000	29,351
	Hysan Development Co., Ltd.	60,000	223,978
#	IGG, Inc.	107,000	74,423
	International Housewares Retail Co., Ltd.	41,000	9,507
#*	IRC, Ltd.	258,000	3,111
	IT, Ltd.	54,000	12,099
	ITC Properties Group, Ltd.	30,000	4,307
	Jacobson Pharma Corp., Ltd.	56,000	11,739
	Johnson Electric Holdings, Ltd.	32,875	72,593

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kerry Logistics Network, Ltd.	61,000	$97,313
	Kingston Financial Group, Ltd.	36,000	4,049
	Kowloon Development Co., Ltd.	41,000	48,987
#	Lai Sun Development Co., Ltd.	30,608	36,206
	Lai Sun Garment International, Ltd.	9,000	10,679
*	Landing International Development, Ltd.	133,200	14,175
	Landsea Green Group Co., Ltd.	180,000	17,785
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	91,000	23,556
*	Lerthai Group, Ltd.	24,000	11,400
#*	Leyou Technologies Holdings, Ltd.	110,000	35,284
	Li & Fung, Ltd.	748,000	65,503
	Lifestyle International Holdings, Ltd.	55,000	55,005
	Lippo China Resources, Ltd.	586,000	13,547
	Liu Chong Hing Investment, Ltd.	18,000	23,138
	L'Occitane International SA	32,250	68,294
	Luk Fook Holdings International, Ltd.	38,000	102,928
	Lung Kee Bermuda Holdings	26,000	8,139
*	Macau Legend Development, Ltd.	293,000	37,176
	Magnificent Hotel Investment, Ltd.	336,000	6,592
	Man Wah Holdings, Ltd.	182,400	125,755
	Mason Group Holdings, Ltd.	2,829,598	16,723
	Melco International Development, Ltd.	58,000	125,260
*	Midland Holdings, Ltd.	43,417	5,538
	Ming Fai International Holdings, Ltd.	44,000	4,495
	Miramar Hotel & Investment	21,000	39,053
	Modern Dental Group, Ltd.	43,000	7,735
	Nameson Holdings, Ltd.	74,000	5,081
#*	NewOcean Energy Holdings, Ltd.	110,000	15,558
*	Nimble Holdings Co., Ltd.	28,000	1,843
	OP Financial, Ltd.	116,000	22,117
	Oriental Watch Holdings	56,000	13,449
#	Oshidori International Holdings, Ltd.	700,200	70,274
	Pacific Andes International Holdings, Ltd.	126,000	445
	Pacific Basin Shipping, Ltd.	547,000	98,113
	Pacific Textiles Holdings, Ltd.	78,000	50,439
	Paliburg Holdings, Ltd.	26,000	8,707
#	Paradise Entertainment, Ltd.	40,000	4,362
*	PC Partner Group, Ltd.	30,000	6,968
	PCCW, Ltd.	73,000	42,995
	Perfect Shape Medical, Ltd.	60,000	20,106
	Pico Far East Holdings, Ltd.	96,000	25,969
*	Playmates Toys, Ltd.	60,000	2,883
	Polytec Asset Holdings, Ltd.	99,100	12,086
	Public Financial Holdings, Ltd.	24,000	8,626
*	PYI Corp., Ltd.	169,839	1,634
	Regal Hotels International Holdings, Ltd.	29,000	14,468
	Regina Miracle International Holdings, Ltd.	43,000	25,631
#	Sa Sa International Holdings, Ltd.	134,833	23,777
	Samsonite International SA	131,700	245,931
#	SEA Holdings, Ltd.	50,046	42,327
	Shangri-La Asia, Ltd.	80,000	73,742
	Shenwan Hongyuan HK, Ltd.	25,000	3,397
	Shun Ho Property Investments, Ltd.	5,544	1,419
	Shun Tak Holdings, Ltd.	190,000	81,455
	Sing Tao News Corp., Ltd.	14,000	2,132
	Singamas Container Holdings, Ltd.	256,000	23,625
	SITC International Holdings Co., Ltd.	135,000	159,022
	SmarTone Telecommunications Holdings, Ltd.	43,000	31,508

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	SOCAM Development, Ltd.	6,566	$1,694
*	Solomon Systech International, Ltd.	58,000	1,017
	Soundwill Holdings, Ltd.	4,000	4,632
	Stella International Holdings, Ltd.	55,000	76,211
#*	Summit Ascent Holdings, Ltd.	92,000	11,135
	Sun Hung Kai & Co., Ltd.	74,464	33,275
	SUNeVision Holdings, Ltd.	55,000	36,397
	TAI Cheung Holdings, Ltd.	37,000	29,280
	Tao Heung Holdings, Ltd.	17,000	2,699
	Television Broadcasts, Ltd.	43,600	66,750
	Texwinca Holdings, Ltd.	112,000	23,685
	TK Group Holdings, Ltd.	30,000	14,547
*	TOM Group, Ltd.	244,000	43,513
#	Town Health International Medical Group, Ltd.	330,000	21,925
	Tradelink Electronic Commerce, Ltd.	58,000	8,453
	Transport International Holdings, Ltd.	27,200	68,571
*	Trinity, Ltd.	58,000	1,524
#	United Laboratories International Holdings, Ltd. (The)	77,000	50,398
	Upbest Group, Ltd.	148,000	17,696
	Vitasoy International Holdings, Ltd.	58,000	209,060
	VPower Group International Holdings, Ltd.	35,000	10,036
#	VSTECS Holdings, Ltd.	89,600	43,134
	VTech Holdings, Ltd.	14,400	130,157
	Wai Kee Holdings, Ltd.	52,000	30,093
	Wang On Group, Ltd.	260,000	2,474
*	We Solutions, Ltd.	136,000	7,217
	Wing On Co. International, Ltd.	14,000	38,586
	Wing Tai Properties, Ltd.	56,000	35,143
	Xinyi Glass Holdings, Ltd.	84,000	105,276
	YGM Trading, Ltd.	4,000	1,813
#	YT Realty Group, Ltd.	16,896	4,816
	Yue Yuen Industrial Holdings, Ltd.	14,000	38,927
#*	Zhaobangji Properties Holdings, Ltd.	120,000	16,900
TOTAL HONG KONG			6,062,390
IRELAND — (0.3%)
	Bank of Ireland Group P.L.C.	26,761	130,332
	C&C Group P.L.C.	32,729	154,833
	Cairn Homes P.L.C	53,328	72,449
*	Datalex P.L.C.	874	333
	FBD Holdings P.L.C.	1,308	12,166
	FBD Holdings P.L.C.	2,754	26,517
	Flutter Entertainment P.L.C.	311	35,279
	Glanbia P.L.C.	15,634	182,135
	Irish Continental Group P.L.C.	12,783	66,369
	Irish Continental Group P.L.C.	3,760	20,015
	Kenmare Resources P.L.C.	255	908
*	Permanent TSB Group Holdings P.L.C.	10,745	11,787
TOTAL IRELAND			713,123
ISRAEL — (1.2%)
	Adgar Investment and Development, Ltd.	4,144	9,930
*	Afcon Holdings, Ltd.	210	8,885
*	AFI Properties, Ltd.	1,709	69,280
*	Allot, Ltd.	3,228	31,298
	Alrov Properties and Lodgings, Ltd.	854	41,560
	Arad, Ltd.	731	13,466
*	Arko Holdings, Ltd.	44,891	18,566

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Ashtrom Group, Ltd.	2,241	$33,391
	Ashtrom Properties, Ltd.	4,487	28,521
	Atreyu Capital Markets, Ltd.	628	13,070
	AudioCodes, Ltd.	2,455	54,508
*	Azorim-Investment Development & Construction Co., Ltd.	2,807	6,775
	Bayside Land Corp.	103	82,418
	Bet Shemesh Engines Holdings 1997, Ltd.	859	34,864
	Big Shopping Centers, Ltd.	632	71,140
	Blue Square Real Estate, Ltd.	808	57,477
*	Brack Capital Properties NV	328	31,781
	Camtek, Ltd.	1,575	18,388
	Carasso Motors, Ltd.	2,404	11,485
*	Cellcom Israel, Ltd.	7,200	25,943
*	Clal Insurance Enterprises Holdings, Ltd.	4,243	53,696
*	Compugen, Ltd.	6,673	48,229
	Danel Adir Yeoshua, Ltd.	447	42,008
	Delek Automotive Systems, Ltd.	4,148	24,624
	Delta-Galil Industries, Ltd.	1,324	34,681
	Dor Alon Energy in Israel 1988, Ltd.	633	16,473
*	El Al Israel Airlines	28,107	7,793
	Electra Consumer Products 1970, Ltd.	1,818	35,877
#*	Electra Real Estate, Ltd.	1,694	9,802
	Electra, Ltd.	177	93,085
*	Energix-Renewable Energies, Ltd.	19,010	66,863
*	Enlight Renewable Energy, Ltd.	62,108	94,873
*	Equital, Ltd.	2,435	64,883
	First International Bank Of Israel, Ltd.	1,688	47,201
	FMS Enterprises Migun, Ltd.	266	9,242
	Formula Systems 1985, Ltd.	1,241	89,747
	Fox Wizel, Ltd.	1,280	60,764
	Gilat Satellite Networks, Ltd.	4,321	40,372
	Hadera Paper, Ltd.	335	13,282
*	Hamlet Israel-Canada, Ltd.	463	8,340
	Harel Insurance Investments & Financial Services, Ltd.	10,849	74,140
	Hilan, Ltd.	1,842	74,847
	IDI Insurance Co., Ltd.	657	21,995
	IES Holdings, Ltd.	230	13,949
*	Industrial Buildings Corp., Ltd.	20,310	57,527
	Inrom Construction Industries, Ltd.	8,372	38,603
#*	Intercure, Ltd.	4,205	4,609
	Israel Canada T.R, Ltd.	14,745	33,991
	Israel Land Development - Urban Renewal, Ltd.	1,020	13,886
	Isras Investment Co., Ltd.	192	45,071
	Issta Lines, Ltd.	538	10,111
*	Kamada, Ltd.	3,545	23,139
	Kenon Holdings, Ltd.	1,743	35,950
	Kerur Holdings, Ltd.	747	20,432
	Magic Software Enterprises, Ltd.	2,800	30,321
	Malam - Team, Ltd.	129	27,696
	Matrix IT, Ltd.	3,427	71,476
	Maytronics, Ltd.	5,889	50,219
	Mediterranean Towers, Ltd.	10,111	31,233
	Mega Or Holdings, Ltd.	2,038	53,689
*	Mehadrin, Ltd.	58	2,246
	Meitav Dash Investments, Ltd.	2,665	10,470
	Menora Mivtachim Holdings, Ltd.	3,053	40,549
	Migdal Insurance & Financial Holdings, Ltd.	44,849	36,267
	Mivtach Shamir Holdings, Ltd.	615	12,129
	Naphtha Israel Petroleum Corp., Ltd.	4,099	21,395

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Nawi Brothers, Ltd.	3,445	$26,758
	Neto ME Holdings, Ltd.	211	11,764
*	Nova Measuring Instruments, Ltd.	2,529	97,012
	Oil Refineries, Ltd.	171,653	75,574
	One Software Technologies, Ltd.	535	41,623
	OPC Energy, Ltd.	2,662	23,295
*	Partner Communications Co., Ltd.	13,513	59,913
	Paz Oil Co., Ltd.	1,048	127,110
*	Perion Network, Ltd.	2,088	16,386
	Phoenix Holdings, Ltd. (The)	10,796	59,156
	Plasson Industries, Ltd.	283	13,229
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	700	40,444
	Scope Metals Group, Ltd.	872	20,161
	Shapir Engineering and Industry, Ltd.	9,594	68,255
	Shikun & Binui, Ltd.	22,660	111,019
	Shufersal, Ltd.	10,817	67,510
	Summit Real Estate Holdings, Ltd.	4,648	69,353
	Tadiran Holdings, Ltd.	257	11,205
	YH Dimri Construction & Development, Ltd.	721	24,141
TOTAL ISRAEL			3,344,429
ITALY — (4.0%)
	A2A SpA	182,222	364,017
	ACEA SpA	7,126	166,184
#*	Aeffe SpA	3,833	6,489
	Amplifon SpA	13,963	397,031
	Anima Holding SpA	38,318	181,630
#	Aquafil SpA	1,320	8,855
*	Arnoldo Mondadori Editore SpA	28,311	58,024
	Ascopiave SpA	10,073	49,380
	ASTM SpA	3,016	88,086
	Autogrill SpA	16,142	156,919
	Avio SpA	1,784	29,100
	Azimut Holding SpA	13,811	338,846
*	Banca Carige SpA	13,880	4
	Banca Farmafactoring SpA	13,300	81,787
	Banca Generali SpA	6,768	215,140
	Banca IFIS SpA	3,794	60,157
	Banca Mediolanum SpA	2,042	18,417
	Banca Popolare di Sondrio SCPA	59,679	128,527
	Banca Profilo SpA	12,870	2,937
	Banca Sistema SpA	3,568	6,716
*	Banco BPM SpA	205,939	421,068
	Banco di Desio e della Brianza SpA	5,000	16,065
	BasicNet SpA	5,235	28,113
	BE SpA	9,147	13,076
#*	BF SpA	7,534	32,180
#	Biesse SpA	2,249	39,562
	BPER Banca	55,703	255,842
	Brunello Cucinelli SpA	3,394	123,064
	Buzzi Unicem SpA	832	11,683
	Buzzi Unicem SpA	10,037	234,398
	Cairo Communication SpA	12,430	32,793
	Carel Industries SpA	2,134	27,679
#	Carraro SpA	2,536	5,148
	Cementir Holding NV	6,965	49,442
	Cerved Group SpA	22,191	217,522
	CIR-Compagnie Industriali Riunite SpA	63,037	77,693
	Credito Emiliano SpA	14,873	78,277

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Credito Valtellinese SpA	912,608	$63,855
	Danieli & C Officine Meccaniche SpA	2,502	40,998
	Datalogic SpA	2,311	40,033
	De' Longhi SpA	7,541	142,096
	DeA Capital SpA	11,197	17,708
	DiaSorin SpA	1,056	129,832
	doValue SpA	2,360	30,876
	El.En. SpA	1,340	42,208
*	Elica SpA	5,101	18,863
	Emak SpA	6,798	6,228
	Enav SpA	26,698	172,393
	ERG SpA	7,670	181,266
	Esprinet SpA	5,827	30,235
*	Eurotech SpA	5,018	42,185
	Falck Renewables SpA	24,106	156,837
	Fiera Milano SpA	4,851	29,513
	Fila SpA	939	13,346
#*	Fincantieri SpA	58,307	52,938
	FinecoBank Banca Fineco SpA	2,280	26,677
	FNM SpA	21,790	17,844
#	Freni Brembo SpA	18,041	206,350
*	GEDI Gruppo Editoriale SpA	7,849	3,971
#	Geox SpA	8,460	10,045
	Gruppo MutuiOnline SpA	3,477	77,555
*	Guala Closures SpA	6,638	51,667
	Hera SpA	102,322	465,403
	Illimity Bank SpA	8,112	82,913
#	IMA Industria Macchine Automatiche SpA	1,976	128,943
*	IMMSI SpA	26,564	14,332
*	Intek Group SpA	17,854	5,921
	Interpump Group SpA	7,810	220,222
	Iren SpA	69,654	232,334
	Italgas SpA	59,473	395,331
	Italmobiliare SpA	1,450	40,341
	IVS Group SA	1,842	18,863
*	Juventus Football Club SpA	58,438	73,634
	La Doria SpA	1,865	18,324
	Leonardo SpA	5,566	68,384
	LU-VE SpA	796	12,051
	Maire Tecnimont SpA	20,289	52,325
	MARR SpA	4,048	86,617
	Massimo Zanetti Beverage Group SpA	1,475	9,589
#*	Mediaset SpA	41,897	110,645
	Openjobmetis SpA agenzia per il lavoro	845	7,484
#*	OVS SpA	28,516	54,271
	Piaggio & C SpA	30,934	84,531
#	Pirelli & C SpA	33,185	160,719
#	Prima Industrie SpA	444	7,771
#	Prysmian SpA	19,614	435,079
	RAI Way SpA	10,541	68,740
	Reno de Medici SpA	26,327	22,152
	Reply SpA	2,269	178,064
	Retelit SpA	23,036	37,738
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	22,905
	Sabaf SpA	1,277	18,746
	SAES Getters SpA	858	27,506
#*	Safilo Group SpA	2,996	3,397
#*	Saipem SpA	76,461	316,980
#*	Salini Impregilo SpA	21,276	34,455

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Salvatore Ferragamo SpA	5,030	$92,803
	Saras SpA	73,078	98,060
	Sesa SpA	768	43,136
	Societa Cattolica di Assicurazioni SC	23,798	188,192
#*	Sogefi SpA	3,015	4,287
	SOL SpA	3,646	39,595
	Tamburi Investment Partners SpA	15,032	113,318
	Technogym SpA	11,973	148,722
	Tinexta S.p.A.	3,403	40,750
	Tod's SpA	1,112	44,953
	TXT e-solutions SpA	923	9,214
	Unieuro SpA	837	11,639
	Unione di Banche Italiane SpA	127,388	381,253
	Unipol Gruppo SpA	71,733	365,237
	UnipolSai Assicurazioni SpA	23,672	63,383
	Zignago Vetro SpA	4,262	63,717
TOTAL ITALY			10,852,339
JAPAN — (22.4%)
	77 Bank, Ltd. (The)	7,300	110,610
	A&D Co., Ltd.	3,000	24,844
	Abist Co., Ltd.	500	11,732
	Access Co., Ltd.	4,800	38,847
	Achilles Corp.	2,500	39,617
	Adastria Co., Ltd.	3,140	61,688
	ADEKA Corp.	10,400	150,296
	Ad-sol Nissin Corp.	1,200	25,446
	Advan Co., Ltd.	4,100	48,210
#	Advance Create Co., Ltd.	700	11,807
#	Adventure, Inc.	300	9,718
	Adways, Inc.	800	2,334
	Aeon Delight Co., Ltd.	2,200	75,486
	Aeon Fantasy Co., Ltd.	800	17,050
#	Aeon Hokkaido Corp.	1,400	10,214
	Aeria, Inc.	2,100	15,519
#	Agro-Kanesho Co., Ltd.	1,600	21,241
	Ahresty Corp.	2,700	12,832
	Ai Holdings Corp.	3,200	54,415
	Aica Kogyo Co., Ltd.	600	18,730
	Aichi Bank, Ltd. (The)	1,600	49,242
	Aichi Corp.	5,600	36,658
	Aichi Steel Corp.	1,500	47,923
	Aichi Tokei Denki Co., Ltd.	300	11,890
	Aida Engineering, Ltd.	6,800	54,508
*	Aiful Corp.	38,800	105,257
	Ain Holdings, Inc.	700	42,788
	Aiphone Co., Ltd.	1,800	27,884
	Airport Facilities Co., Ltd.	3,500	17,567
	Aisan Industry Co., Ltd.	4,170	26,874
	Aizawa Securities Co., Ltd.	5,200	35,030
	Ajis Co., Ltd.	800	22,520
	Akatsuki Corp.	3,500	11,609
#	Akatsuki, Inc.	500	22,816
#*	Akebono Brake Industry Co., Ltd.	14,000	28,551
	Akita Bank, Ltd. (The)	2,400	43,755
	Albis Co., Ltd.	800	16,117
	Alconix Corp.	2,600	31,716
	Alinco, Inc.	2,200	23,963
	Alpen Co., Ltd.	2,000	29,986

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Alpha Corp.	500	$5,867
	Alpha Systems, Inc.	1,300	33,501
	Alps Logistics Co., Ltd.	2,000	14,995
	Altech Corp.	2,310	38,048
	Amano Corp.	2,300	66,422
	Amiyaki Tei Co., Ltd.	300	9,661
	Anest Iwata Corp.	3,000	27,292
	AOI Electronics Co., Ltd.	500	12,432
	AOI TYO Holdings, Inc.	2,900	18,194
	AOKI Holdings, Inc.	5,300	51,708
	Aomori Bank, Ltd. (The)	2,600	63,900
	Aoyama Trading Co., Ltd.	5,900	75,636
#	Aoyama Zaisan Networks Co., Ltd.	1,600	22,505
#	Apaman Co., Ltd.	1,800	13,425
	Arakawa Chemical Industries, Ltd.	2,600	35,937
	Arata Corp.	1,300	53,771
	Arcland Sakamoto Co., Ltd.	5,300	58,277
	Arcland Service Holdings Co., Ltd.	2,000	36,213
	Arcs Co., Ltd.	4,700	82,693
	Arealink Co., Ltd.	1,000	10,722
	Argo Graphics, Inc.	2,200	69,188
	Arisawa Manufacturing Co., Ltd.	5,100	45,699
	Artnature, Inc.	1,000	7,154
	As One Corp.	790	71,591
	Asahi Co., Ltd.	2,700	32,469
	Asahi Diamond Industrial Co., Ltd.	9,000	49,225
	Asahi Holdings, Inc.	3,700	92,905
	Asahi Kogyosha Co., Ltd.	600	18,626
	Asahi Printing Co., Ltd.	1,100	10,209
	Asahi Yukizai Corp.	2,300	35,525
	Asante, Inc.	1,200	21,774
	Asanuma Corp.	800	34,335
	Ashimori Industry Co., Ltd.	300	3,730
	Asia Pile Holdings Corp.	4,100	20,510
	ASKA Pharmaceutical Co., Ltd.	3,300	37,104
	ASKUL Corp.	1,500	48,989
	Asukanet Co., Ltd.	600	7,888
	Ateam, Inc.	1,400	11,873
#	Atom Corp.	9,000	84,318
*	Atrae, Inc.	900	29,786
	Atsugi Co., Ltd.	4,000	29,017
	Aucnet, Inc.	900	9,848
	Autobacs Seven Co., Ltd.	8,000	116,577
	Avantia Co., Ltd.	1,300	11,919
	Avex, Inc.	4,300	47,794
	Awa Bank, Ltd. (The)	4,600	101,156
	Axial Retailing, Inc.	1,800	60,580
	Bando Chemical Industries, Ltd.	5,100	37,980
	Bank of Iwate, Ltd. (The)	2,000	48,585
	Bank of Nagoya, Ltd. (The)	1,400	40,746
	Bank of Okinawa, Ltd. (The)	2,860	91,043
	Bank of Saga, Ltd. (The)	2,500	35,412
	Bank of the Ryukyus, Ltd.	3,600	34,565
	Baroque Japan, Ltd.	1,700	16,318
	BayCurrent Consulting, Inc.	1,600	111,714
	Beenos, Inc.	1,000	10,561
	Belc Co., Ltd.	1,000	53,337
	Bell System24 Holdings, Inc.	2,400	33,648
	Belluna Co., Ltd.	6,900	39,205

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	BeNEXT Group, Inc.	2,000	$20,459
*	Bengo4.com, Inc.	400	16,956
	Bic Camera, Inc.	2,500	27,108
	Biofermin Pharmaceutical Co., Ltd.	400	8,800
	BML, Inc.	2,400	67,966
#	Bookoff Group Holdings, Ltd.	1,000	8,927
	BP Castrol K.K.	1,300	17,067
	Br Holdings Corp.	1,200	5,270
#*	BrainPad, Inc.	500	28,167
	Broadleaf Co., Ltd.	8,900	49,188
	BRONCO BILLY Co., Ltd.	1,100	25,964
	Bunka Shutter Co., Ltd.	6,984	55,829
	Business Brain Showa-Ota, Inc.	500	11,280
	C Uyemura & Co., Ltd.	800	55,758
	CAC Holdings Corp.	1,700	22,033
	Can Do Co., Ltd.	1,000	14,869
	Canon Electronics, Inc.	2,600	49,349
	Career Design Center Co., Ltd.	500	5,969
#*	CareerIndex, Inc.	800	2,690
	Carlit Holdings Co., Ltd.	2,600	13,576
	Cawachi, Ltd.	1,800	35,090
	Central Automotive Products, Ltd.	1,600	38,860
	Central Glass Co., Ltd.	3,400	73,882
#	Central Security Patrols Co., Ltd.	1,000	54,605
	Central Sports Co., Ltd.	900	25,332
	Chiba Kogyo Bank, Ltd. (The)	7,400	23,674
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	1,800	21,208
	CHIMNEY Co., Ltd.	400	8,517
	Chino Corp.	900	11,733
	Chiyoda Co., Ltd.	2,100	28,219
	Chiyoda Integre Co., Ltd.	1,900	35,484
	Chodai Co., Ltd.	900	10,091
	Chofu Seisakusho Co., Ltd.	2,300	48,814
	Chori Co., Ltd.	1,400	27,455
	Chubu Shiryo Co., Ltd.	3,200	49,470
	Chudenko Corp.	3,900	90,121
	Chuetsu Pulp & Paper Co., Ltd.	1,400	19,744
	Chugai Ro Co., Ltd.	700	11,009
	Chugoku Bank, Ltd. (The)	12,500	118,491
	Chugoku Marine Paints, Ltd.	7,800	72,494
	Chukyo Bank, Ltd. (The)	1,800	36,795
	Chuo Spring Co., Ltd.	500	13,876
	Chuo Warehouse Co., Ltd.	1,000	10,105
	CI Takiron Corp.	8,000	50,273
	Citizen Watch Co., Ltd.	38,200	184,675
	CKD Corp.	700	11,078
	Cleanup Corp.	3,800	23,407
	CMIC Holdings Co., Ltd.	1,500	23,592
	CMK Corp.	6,400	30,193
	cocokara fine, Inc.	2,179	134,181
	Coco's Japan Co., Ltd.	600	8,506
#	Colowide Co., Ltd.	6,000	121,658
	Computer Engineering & Consulting, Ltd.	2,700	50,533
	Computer Institute of Japan, Ltd.	1,900	14,886
	Comture Corp.	1,800	34,992
	CONEXIO Corp.	2,400	34,981
	Core Corp.	800	10,160
	Corona Corp.	2,600	24,393
	Cosel Co., Ltd.	2,500	25,802

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cosmo Energy Holdings Co., Ltd.	7,400	$142,735
	Cota Co., Ltd.	1,331	18,506
	Create Restaurants Holdings, Inc.	4,500	93,775
	Create SD Holdings Co., Ltd.	2,400	59,702
	Creek & River Co., Ltd.	1,700	15,885
	Cresco, Ltd.	1,800	30,533
	CTI Engineering Co., Ltd.	1,400	30,911
	CTS Co., Ltd.	3,200	20,332
	Cybernet Systems Co., Ltd.	1,700	13,679
	Cybozu, Inc.	2,000	34,956
	Dai Nippon Toryo Co., Ltd.	2,200	22,564
	Daibiru Corp.	5,700	70,163
	Dai-Dan Co., Ltd.	1,500	36,365
	Daido Kogyo Co., Ltd.	900	6,476
	Daido Metal Co., Ltd.	5,500	34,042
	Daido Steel Co., Ltd.	3,200	122,369
	Daihatsu Diesel Manufacturing Co., Ltd.	2,400	14,051
	Daihen Corp.	2,200	68,666
	Daiho Corp.	2,400	59,629
	Daiichi Jitsugyo Co., Ltd.	1,000	31,805
	Daiichi Kensetsu Corp.	1,100	18,182
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	2,500	21,070
	Dai-ichi Seiko Co., Ltd.	1,400	30,781
	Daiken Corp.	1,400	23,924
	Daiken Medical Co., Ltd.	2,800	18,400
	Daiki Aluminium Industry Co., Ltd.	3,000	18,713
	Daikoku Denki Co., Ltd.	900	13,227
	Daikokutenbussan Co., Ltd.	800	26,120
	Daikyonishikawa Corp.	4,200	28,669
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,600	42,494
	Daio Paper Corp.	6,400	84,017
	Daiseki Co., Ltd.	3,730	100,170
	Daishi Hokuetsu Financial Group, Inc.	5,000	123,118
	Daito Bank, Ltd. (The)	1,000	5,723
	Daito Pharmaceutical Co., Ltd.	1,450	46,681
	Daitron Co., Ltd.	1,600	24,743
	Daiwa Industries, Ltd.	4,300	45,314
	Daiwabo Holdings Co., Ltd.	2,100	116,911
#	DCM Holdings Co., Ltd.	12,800	122,315
	DD Holdings Co., Ltd.	600	9,019
*	DDS, Inc.	3,600	10,300
#	Dear Life Co., Ltd.	5,600	29,872
#	Demae-Can Co., Ltd.	1,600	14,979
	Denki Kogyo Co., Ltd.	1,600	53,731
#	Densan System Co., Ltd.	600	16,327
	Denyo Co., Ltd.	2,000	37,982
	Descente, Ltd.	3,300	53,608
	Dexerials Corp.	8,900	75,708
	Digital Arts, Inc.	1,000	46,395
#	Digital Garage, Inc.	2,700	98,456
#	Digital Hearts Holdings Co., Ltd.	1,200	9,998
	Digital Information Technologies Corp.	800	12,278
	Dip Corp.	4,000	127,333
	DKK-Toa Corp.	1,400	12,217
	DKS Co., Ltd.	1,200	52,246
	DMG Mori Co., Ltd.	11,100	152,906
	Doshisha Co., Ltd.	2,900	44,671
	Doutor Nichires Holdings Co., Ltd.	3,112	58,817
	Dowa Holdings Co., Ltd.	2,000	71,942

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DTS Corp.	3,800	$88,069
	Duskin Co., Ltd.	4,100	112,971
#	DyDo Group Holdings, Inc.	1,400	52,656
	Eagle Industry Co., Ltd.	4,100	36,461
	Earth Corp.	1,200	64,122
	Ebara Foods Industry, Inc.	800	16,058
	Ebara Jitsugyo Co., Ltd.	900	18,400
#	Eco's Co., Ltd.	800	12,341
	EDION Corp.	11,400	117,852
	EF-ON, Inc.	1,080	7,487
	eGuarantee, Inc.	3,200	38,681
	E-Guardian, Inc.	1,100	17,817
	Ehime Bank, Ltd. (The)	3,800	39,005
	Eidai Co., Ltd.	3,000	9,502
	Eiken Chemical Co., Ltd.	4,300	85,431
	Eizo Corp.	2,000	65,286
	Elan Corp.	2,200	33,914
	Elecom Co., Ltd.	1,400	56,445
	Elematec Corp.	1,800	20,225
	EM Systems Co., Ltd.	4,000	33,225
	Endo Lighting Corp.	1,700	10,842
	Enigmo, Inc.	2,600	20,770
	en-japan, Inc.	1,200	47,675
	Enplas Corp.	1,300	34,900
	EPS Holdings, Inc.	4,300	51,213
	eRex Co., Ltd.	3,900	59,200
	ES-Con Japan, Ltd.	3,600	30,849
#	Escrow Agent Japan, Inc.	3,500	6,761
	Eslead Corp.	1,000	18,370
	ESPEC Corp.	3,100	62,762
	Excel Co., Ltd.	1,200	17,569
	Exedy Corp.	4,200	86,913
	F@N Communications, Inc.	6,200	25,150
	FALCO HOLDINGS Co., Ltd.	1,400	26,547
	FCC Co., Ltd.	4,400	88,951
*	FDK Corp.	1,100	9,142
	Feed One Co., Ltd.	19,600	32,251
	Ferrotec Holdings Corp.	5,400	39,656
#*	FFRI, Inc.	400	9,671
	FIDEA Holdings Co., Ltd.	30,500	33,911
	Fields Corp.	3,000	15,297
	Financial Products Group Co., Ltd.	4,700	43,935
	FINDEX, Inc.	700	7,252
	First Bank of Toyama, Ltd. (The)	4,700	13,236
	First Juken Co., Ltd.	900	10,198
	Fixstars Corp.	3,000	40,970
#	FJ Next Co., Ltd.	1,300	14,499
	Focus Systems Corp.	1,700	14,983
	Foster Electric Co., Ltd.	3,400	50,528
	France Bed Holdings Co., Ltd.	3,800	33,145
	Freebit Co., Ltd.	2,000	15,363
#	Freund Corp.	1,700	11,639
	F-Tech, Inc.	1,600	11,105
	FTGroup Co., Ltd.	1,100	15,076
	Fudo Tetra Corp.	1,930	29,133
	Fuji Co., Ltd.	2,600	43,595
	Fuji Corp.	8,300	130,448
#	Fuji Corp.	800	15,262
	Fuji Corp., Ltd.	3,000	18,415

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Kosan Co., Ltd.	600	$3,539
#	Fuji Kyuko Co., Ltd.	1,500	52,587
	Fuji Oil Co., Ltd.	8,300	17,120
	Fuji Pharma Co., Ltd.	2,000	25,173
	Fuji Seal International, Inc.	5,000	104,717
	Fuji Soft, Inc.	2,500	100,203
	Fujibo Holdings, Inc.	1,500	48,786
	Fujicco Co., Ltd.	2,200	38,685
	Fujikura Composites, Inc.	1,100	4,419
	Fujikura Kasei Co., Ltd.	4,200	20,700
	Fujikura, Ltd.	29,700	108,856
	Fujimori Kogyo Co., Ltd.	2,200	67,571
#	Fujio Food System Co., Ltd.	1,800	28,948
	Fujita Kanko, Inc.	800	19,343
	Fujitec Co., Ltd.	4,400	71,670
	Fujitsu Frontech, Ltd.	1,400	17,244
	Fujitsu General, Ltd.	6,000	134,139
	Fujiya Co., Ltd.	1,700	34,063
	Fukuda Corp.	1,000	44,283
	Fukuda Denshi Co., Ltd.	500	33,911
	Fukui Bank, Ltd. (The)	2,600	39,254
	Fukui Computer Holdings, Inc.	900	27,404
	Fukushima Bank, Ltd. (The)	4,200	9,002
	Fukushima Galilei Co., Ltd.	1,600	57,326
	Fukuyama Transporting Co., Ltd.	2,100	69,797
	FULLCAST Holdings Co., Ltd.	2,000	42,268
*	Funai Electric Co., Ltd.	3,600	21,410
	Funai Soken Holdings, Inc.	3,060	76,944
	Furukawa Battery Co., Ltd. (The)	2,400	16,188
	Furukawa Co., Ltd.	4,100	49,302
	Furukawa Electric Co., Ltd.	8,300	192,721
	Furuno Electric Co., Ltd.	3,500	34,353
	Furusato Industries, Ltd.	1,600	24,783
	Furuya Metal Co., Ltd.	400	21,564
	Furyu Corp.	300	3,195
	Fuso Chemical Co., Ltd.	2,000	56,255
	Fuso Pharmaceutical Industries, Ltd.	1,100	19,539
	Futaba Corp.	4,200	49,325
	Futaba Industrial Co., Ltd.	8,700	52,273
	Future Corp.	1,900	32,925
	Fuyo General Lease Co., Ltd.	2,300	143,460
	G-7 Holdings, Inc.	1,000	22,641
	Gakken Holdings Co., Ltd.	500	33,047
#	Gakkyusha Co., Ltd.	1,000	13,157
	Gakujo Co., Ltd.	800	16,592
	GCA Corp.	2,900	24,515
	Gecoss Corp.	2,000	19,522
	Genki Sushi Co., Ltd.	800	21,423
	Genky DrugStores Co., Ltd.	1,000	18,096
	Geo Holdings Corp.	3,800	43,190
	Geostr Corp.	1,300	5,450
	Giken, Ltd.	1,300	57,066
	GL Sciences, Inc.	600	8,760
	GLOBERIDE, Inc.	1,000	21,380
	Glory, Ltd.	4,500	128,355
#	GMO Cloud K.K.	700	15,834
	GMO Financial Holdings, Inc.	4,400	22,938
	GMO internet, Inc.	3,000	57,509
	Godo Steel, Ltd.	1,600	41,480

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Goldcrest Co., Ltd.	2,590	$44,523
	Golf Digest Online, Inc.	1,000	5,891
#	Grace Technology, Inc.	1,200	29,284
	Gree, Inc.	10,400	43,665
	Greens Co., Ltd.	1,000	8,847
	GS Yuasa Corp.	7,800	153,898
	G-Tekt Corp.	3,300	47,388
	Gun-Ei Chemical Industry Co., Ltd.	700	15,455
*	GungHo Online Entertainment, Inc.	3,300	60,034
	Gunma Bank, Ltd. (The)	44,900	144,325
*	Gunosy, Inc.	1,100	12,110
	Gunze, Ltd.	1,900	75,756
	Gurunavi, Inc.	2,500	20,308
	H2O Retailing Corp.	11,700	106,057
	HABA Laboratories, Inc.	400	27,208
	Hachijuni Bank, Ltd. (The)	3,500	13,368
	Hagihara Industries, Inc.	1,400	20,420
	Hagiwara Electric Holdings Co., Ltd.	1,000	23,179
	Hakudo Co., Ltd.	800	10,694
	Hakuto Co., Ltd.	1,400	16,243
	Halows Co., Ltd.	1,100	27,510
	Hamakyorex Co., Ltd.	2,200	66,165
#	Handsman Co., Ltd.	800	10,029
	Hanwa Co., Ltd.	4,500	108,523
	Happinet Corp.	1,800	21,653
	Harima Chemicals Group, Inc.	2,500	26,439
	Hashimoto Sogyo Holdings Co., Ltd.	700	10,877
	Hazama Ando Corp.	19,410	158,819
	Heiwa Corp.	2,200	45,473
	Heiwa Real Estate Co., Ltd.	3,600	106,096
	Heiwado Co., Ltd.	3,600	62,900
	Helios Techno Holding Co., Ltd.	2,400	9,505
	Hibiya Engineering, Ltd.	2,400	42,077
	Hiday Hidaka Corp.	2,792	50,516
	HI-LEX Corp.	3,300	53,004
	Hinokiya Group Co., Ltd.	400	7,426
	Hioki EE Corp.	1,100	39,111
	Hirakawa Hewtech Corp.	1,200	15,450
*	Hiramatsu, Inc.	2,300	5,762
	Hirano Tecseed Co., Ltd.	1,700	25,622
	Hiroshima Bank, Ltd. (The)	29,500	132,447
	Hiroshima Gas Co., Ltd.	6,100	19,834
	HIS Co., Ltd.	3,900	89,598
	Hisaka Works, Ltd.	4,200	34,710
	Hitachi Zosen Corp.	16,500	61,904
	Hito Communications Holdings, Inc.	1,000	16,443
	Hochiki Corp.	1,700	23,657
	Hodogaya Chemical Co., Ltd.	800	27,112
	Hogy Medical Co., Ltd.	2,900	99,437
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	21,352
	Hokkaido Electric Power Co., Inc.	20,800	97,548
	Hokkaido Gas Co., Ltd.	1,600	23,932
	Hokkan Holdings, Ltd.	1,200	21,330
	Hokko Chemical Industry Co., Ltd.	3,300	18,623
	Hokkoku Bank, Ltd. (The)	3,000	87,823
	Hokuetsu Corp.	18,400	84,818
	Hokuetsu Industries Co., Ltd.	2,800	32,409
	Hokuhoku Financial Group, Inc.	16,100	154,331
	Hokuriku Electric Industry Co., Ltd.	400	4,469

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Hokuriku Electric Power Co.	20,400	$151,755
	Hokuriku Electrical Construction Co., Ltd.	1,500	15,366
	Hokuto Corp.	2,800	49,574
	Honda Tsushin Kogyo Co., Ltd.	1,400	6,887
	H-One Co., Ltd.	4,000	26,211
	Honeys Holdings Co., Ltd.	2,670	33,423
#	Hoosiers Holdings	5,300	33,414
	Hosiden Corp.	7,500	82,206
	Hosokawa Micron Corp.	1,000	45,875
	Hotland Co., Ltd.	1,300	15,313
#	House Do Co., Ltd.	600	7,209
#	Howa Machinery, Ltd.	2,200	17,319
	Hyakugo Bank, Ltd. (The)	30,400	91,060
	Hyakujushi Bank, Ltd. (The)	2,900	52,147
	IBJ, Inc.	1,100	12,543
	Ichibanya Co., Ltd.	1,400	73,137
	Ichigo, Inc.	27,200	102,055
	Ichiken Co., Ltd.	700	11,344
	Ichikoh Industries, Ltd.	4,000	24,885
	Ichimasa Kamaboko Co., Ltd.	1,100	9,853
	Ichinen Holdings Co., Ltd.	3,100	42,873
	Ichiyoshi Securities Co., Ltd.	7,100	39,443
	Icom, Inc.	1,500	34,640
	ID Holdings Corp.	1,300	17,859
	IDEA Consultants, Inc.	500	12,519
	Idec Corp.	3,300	58,709
	IDOM, Inc.	8,500	45,548
	Ihara Science Corp.	1,200	17,103
	Iino Kaiun Kaisha, Ltd.	10,400	33,684
	IJTT Co., Ltd.	2,100	12,553
	Imagica Group, Inc.	2,700	12,904
	Imasen Electric Industrial	3,201	25,965
	Imuraya Group Co., Ltd.	1,600	28,046
	Inaba Denki Sangyo Co., Ltd.	5,200	130,105
#	Inaba Seisakusho Co., Ltd.	1,700	21,200
	Inabata & Co., Ltd.	6,700	89,677
	Inageya Co., Ltd.	2,100	28,118
	Ines Corp.	3,600	52,222
	I-Net Corp.	1,600	21,667
	Infocom Corp.	3,200	88,747
	Infomart Corp.	10,700	84,641
	Information Services International-Dentsu, Ltd.	1,100	45,860
	Innotech Corp.	2,400	24,633
	Insource Co., Ltd.	1,250	37,025
	Intage Holdings, Inc.	3,800	30,604
#	Inter Action Corp.	1,600	37,482
	Internet Initiative Japan, Inc.	3,100	86,241
	Inui Global Logistics Co., Ltd.	2,525	26,188
	IR Japan Holdings, Ltd.	800	39,157
	Iriso Electronics Co., Ltd.	1,800	68,136
#	I'rom Group Co., Ltd.	900	11,152
	Iseki & Co., Ltd.	2,200	28,829
	Ishihara Chemical Co., Ltd.	700	11,498
	Ishihara Sangyo Kaisha, Ltd.	4,400	36,883
*	Istyle, Inc.	4,200	17,976
	Itfor, Inc.	3,600	27,423
	Itochu Enex Co., Ltd.	6,800	57,672
	Itochu-Shokuhin Co., Ltd.	900	41,345
	Itoham Yonekyu Holdings, Inc.	12,800	80,469

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itoki Corp.	4,500	$19,665
#*	Itokuro, Inc.	600	7,730
	IwaiCosmo Holdings, Inc.	2,900	34,402
	Iwaki Co., Ltd.	1,300	13,861
	Iwasaki Electric Co., Ltd.	400	5,190
	Iwatani Corp.	4,000	133,297
	Iwatsu Electric Co., Ltd.	300	2,257
	Iwatsuka Confectionery Co., Ltd.	500	19,220
	Iyo Bank, Ltd. (The)	24,100	124,371
#	J Trust Co., Ltd.	11,300	42,685
	JAC Recruitment Co., Ltd.	1,600	24,433
	Jaccs Co., Ltd.	3,200	75,543
	Jafco Co., Ltd.	3,900	162,193
	Jalux, Inc.	800	17,109
	Jamco Corp.	1,500	18,544
	Janome Sewing Machine Co., Ltd.	2,299	8,480
	Japan Asia Group, Ltd.	3,100	10,469
*	Japan Asset Marketing Co., Ltd.	22,400	20,341
	Japan Aviation Electronics Industry, Ltd.	5,000	88,635
	Japan Best Rescue System Co., Ltd.	1,200	10,574
	Japan Cash Machine Co., Ltd.	3,300	24,848
*	Japan Display, Inc.	65,700	41,334
	Japan Elevator Service Holdings Co., Ltd.	1,700	37,980
	Japan Foundation Engineering Co., Ltd.	2,900	10,394
#	Japan Investment Adviser Co., Ltd.	1,100	17,215
	Japan Lifeline Co., Ltd.	5,100	60,674
	Japan Material Co., Ltd.	6,600	96,331
	Japan Meat Co., Ltd.	1,500	30,960
	Japan Medical Dynamic Marketing, Inc.	2,570	54,376
	Japan Petroleum Exploration Co., Ltd.	3,800	93,323
	Japan Property Management Center Co., Ltd.	900	10,975
	Japan Pulp & Paper Co., Ltd.	1,600	59,196
	Japan Securities Finance Co., Ltd.	13,500	61,830
	Japan Steel Works, Ltd. (The)	7,100	127,093
	Japan Transcity Corp.	3,000	13,196
	Japan Wool Textile Co., Ltd. (The)	6,000	57,253
	Jastec Co., Ltd.	1,200	11,799
	JBCC Holdings, Inc.	2,000	34,320
	JCU Corp.	2,900	82,276
	Jeol, Ltd.	3,400	109,450
*	JIG-SAW, Inc.	300	10,518
	Jimoto Holdings, Inc.	21,100	20,400
	JINS Holdings, Inc.	1,100	77,357
	JK Holdings Co., Ltd.	2,500	16,659
	JMS Co., Ltd.	2,200	17,692
	Joban Kosan Co., Ltd.	1,100	16,624
	J-Oil Mills, Inc.	1,100	41,361
	Joshin Denki Co., Ltd.	3,100	67,905
	JP-Holdings, Inc.	6,800	19,650
	JSP Corp.	1,900	33,112
	Juki Corp.	3,700	25,579
	Juroku Bank, Ltd. (The)	4,100	84,591
	JVCKenwood Corp.	30,770	70,052
	K&O Energy Group, Inc.	2,300	33,673
*	Kadokawa Dwango	7,169	119,870
	Kadoya Sesame Mills, Inc.	400	14,186
	Kaga Electronics Co., Ltd.	1,900	39,314
#	Kakiyasu Honten Co., Ltd.	600	17,977
#	Kamakura Shinsho, Ltd.	2,800	40,716

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kameda Seika Co., Ltd.	1,200	$53,505
	Kamei Corp.	3,600	36,546
	Kanaden Corp.	1,900	23,069
	Kanagawa Chuo Kotsu Co., Ltd.	800	29,651
	Kanamoto Co., Ltd.	4,200	103,404
	Kandenko Co., Ltd.	10,100	95,112
	Kaneko Seeds Co., Ltd.	900	10,521
	Kanematsu Corp.	8,305	106,483
	Kanematsu Electronics, Ltd.	1,400	45,321
	Kansai Super Market, Ltd.	1,800	16,711
	Kanto Denka Kogyo Co., Ltd.	6,400	59,041
	Kappa Create Co., Ltd.	2,900	39,295
	Kasai Kogyo Co., Ltd.	3,100	22,977
	Katakura Industries Co., Ltd.	2,700	30,642
	Kato Sangyo Co., Ltd.	2,900	89,943
	Kato Works Co., Ltd.	1,600	23,826
	KAWADA TECHNOLOGIES, Inc.	600	34,913
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	41,228
*	Kawasaki Kisen Kaisha, Ltd.	4,100	54,062
	Kawasumi Laboratories, Inc.	2,300	22,360
	KeePer Technical Laboratory Co., Ltd.	800	9,259
	Keihanshin Building Co., Ltd.	5,000	67,374
	Keihin Corp.	5,100	119,215
	Keiyo Bank, Ltd. (The)	12,500	66,067
	Keiyo Co., Ltd.	6,700	33,030
	Kenedix, Inc.	24,500	123,241
	Kenko Mayonnaise Co., Ltd.	2,000	44,819
	KFC Holdings Japan, Ltd.	1,400	38,487
	KH Neochem Co., Ltd.	3,100	66,719
#	King Jim Co., Ltd.	3,000	24,952
	Kintetsu Department Store Co., Ltd.	1,100	35,996
	Kintetsu World Express, Inc.	5,300	84,519
	Kirindo Holdings Co., Ltd.	900	14,049
	Kissei Pharmaceutical Co., Ltd.	4,200	118,194
	Ki-Star Real Estate Co., Ltd.	1,100	18,766
	Kitagawa Corp.	1,600	31,930
	Kita-Nippon Bank, Ltd. (The)	1,000	19,519
	Kitano Construction Corp.	700	16,084
#	Kitanotatsujin Corp.	7,800	43,707
	Kito Corp.	2,700	40,792
	Kitz Corp.	8,600	59,497
	Kiyo Bank, Ltd. (The)	7,900	112,868
*	KLab, Inc.	4,100	29,234
*	KNT-CT Holdings Co., Ltd.	800	9,613
	Koa Corp.	3,500	36,995
	Koatsu Gas Kogyo Co., Ltd.	3,600	26,308
*	Kobe Electric Railway Co., Ltd.	899	32,766
	Kobe Steel, Ltd.	37,400	170,787
	Kohnan Shoji Co., Ltd.	2,300	50,152
	Kohsoku Corp.	1,300	14,412
	Koike Sanso Kogyo Co., Ltd.	400	9,130
	Kojima Co., Ltd.	5,300	25,503
	Kokuyo Co., Ltd.	9,900	146,330
	Komatsu Matere Co., Ltd.	4,000	27,279
	Komatsu Wall Industry Co., Ltd.	1,200	23,522
	KOMEDA Holdings Co., Ltd.	3,900	77,876
	Komehyo Co., Ltd.	800	7,569
	Komeri Co., Ltd.	3,900	84,061
	Komori Corp.	7,500	68,165

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konaka Co., Ltd.	1,760	$6,566
	Kondotec, Inc.	2,900	29,768
	Konishi Co., Ltd.	4,000	56,045
	Konoike Transport Co., Ltd.	2,900	40,949
#	Koshidaka Holdings Co., Ltd.	4,400	62,106
	Kotobuki Spirits Co., Ltd.	900	59,424
#	Kourakuen Holdings Corp.	1,000	17,044
	Kozo Keikaku Engineering, Inc.	500	14,441
	Krosaki Harima Corp.	800	47,455
	KRS Corp.	1,000	18,028
	KU Holdings Co., Ltd.	2,400	19,657
	Kumagai Gumi Co., Ltd.	4,400	125,602
	Kumiai Chemical Industry Co., Ltd.	9,067	69,550
	Kura Sushi, Inc.	1,000	50,266
	Kurabo Industries, Ltd.	1,800	38,341
	Kureha Corp.	2,300	129,010
	Kurimoto, Ltd.	1,100	21,147
	Kuriyama Holdings Corp.	1,000	6,507
#	Kusuri no Aoki Holdings Co., Ltd.	600	36,127
*	KYB Corp.	3,100	83,400
#	Kyoden Co., Ltd.	1,800	5,724
	Kyodo Printing Co., Ltd.	900	24,472
	Kyoei Steel, Ltd.	2,900	50,865
	Kyokuto Boeki Kaisha, Ltd.	800	14,803
	Kyokuto Kaihatsu Kogyo Co., Ltd.	3,800	49,106
	Kyokuto Securities Co., Ltd.	2,600	17,712
	Kyokuyo Co., Ltd.	1,100	28,529
	KYORIN Holdings, Inc.	4,500	80,793
	Kyoritsu Maintenance Co., Ltd.	2,900	116,049
	Kyosan Electric Manufacturing Co., Ltd.	5,000	25,380
	Kyowa Electronic Instruments Co., Ltd.	5,600	21,634
	Kyowa Leather Cloth Co., Ltd.	900	6,449
	Kyushu Financial Group, Inc.	27,500	114,820
	LAC Co., Ltd.	2,400	23,737
	Lacto Japan Co., Ltd.	400	14,728
*	Laox Co., Ltd.	5,100	11,587
	LEC, Inc.	3,900	43,178
#*	Leopalace21 Corp.	20,700	59,485
	Life Corp.	2,000	47,662
	LIFULL Co., Ltd.	8,200	42,101
#	Like Co., Ltd.	1,600	23,482
	Linical Co., Ltd.	1,600	15,706
	Link And Motivation, Inc.	3,900	18,637
	Lintec Corp.	5,200	112,406
*	Litalico, Inc.	400	9,946
	LIXIL VIVA Corp.	2,500	51,145
*	M&A Capital Partners Co., Ltd.	1,200	37,383
	Macnica Fuji Electronics Holdings, Inc.	6,399	95,558
	Macromill, Inc.	5,600	51,259
	Maeda Corp.	16,500	157,497
#	Maeda Kosen Co., Ltd.	1,900	36,350
#	Maeda Road Construction Co., Ltd.	5,700	192,660
	Maezawa Kasei Industries Co., Ltd.	2,100	22,244
	Maezawa Kyuso Industries Co., Ltd.	1,200	25,408
	Makino Milling Machine Co., Ltd.	3,200	119,701
	Mamezou Holdings Co., Ltd.	3,000	46,237
	MarkLines Co., Ltd.	1,500	26,903
	Mars Group Holdings Corp.	1,800	32,307
	Marubun Corp.	1,900	10,491

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marudai Food Co., Ltd.	2,600	$50,314
	Maruha Nichiro Corp.	4,652	111,263
	Maruka Corp.	800	14,936
	Marusan Securities Co., Ltd.	9,700	46,155
	Maruwa Co., Ltd.	1,200	87,203
	Maruwa Unyu Kikan Co., Ltd.	1,600	32,902
	Maruyama Manufacturing Co., Inc.	300	4,073
	Maruzen CHI Holdings Co., Ltd.	400	1,326
	Maruzen Co., Ltd.	1,400	27,185
	Maruzen Showa Unyu Co., Ltd.	1,600	42,703
	Marvelous, Inc.	3,300	20,963
	Matching Service Japan Co., Ltd.	600	7,510
	Matsuda Sangyo Co., Ltd.	2,725	38,669
	Matsui Construction Co., Ltd.	3,400	23,734
	Matsuyafoods Holdings Co., Ltd.	800	34,621
	Max Co., Ltd.	4,000	74,794
	Maxell Holdings, Ltd.	6,500	85,326
	Maxvalu Tokai Co., Ltd.	1,200	25,531
	MCJ Co., Ltd.	9,700	66,522
	MEC Co., Ltd.	2,100	29,191
	Media Do Holdings Co., Ltd.	900	26,028
*	Medical Data Vision Co., Ltd.	1,200	8,838
	Medical System Network Co., Ltd.	2,400	11,467
	Megachips Corp.	2,500	38,910
	Megmilk Snow Brand Co., Ltd.	5,100	119,271
	Meidensha Corp.	4,600	85,400
	Meiji Electric Industries Co., Ltd.	1,400	19,352
	Meiko Electronics Co., Ltd.	2,400	38,277
	Meiko Network Japan Co., Ltd.	2,600	22,758
	Meisei Industrial Co., Ltd.	5,000	39,277
	Meitec Corp.	2,300	130,745
	Meito Sangyo Co., Ltd.	1,200	15,301
	Meiwa Corp.	4,100	22,254
	Melco Holdings, Inc.	900	21,672
	Menicon Co., Ltd.	2,200	98,530
*	Metaps, Inc.	800	6,748
	METAWATER Co., Ltd.	1,300	50,021
	Michinoku Bank, Ltd. (The)	2,400	30,471
	Micronics Japan Co., Ltd.	2,500	28,823
	Mie Kotsu Group Holdings, Inc.	5,900	32,028
	Mikuni Corp.	2,700	8,111
	Milbon Co., Ltd.	2,500	139,901
	Mimaki Engineering Co., Ltd.	1,900	8,687
	Mimasu Semiconductor Industry Co., Ltd.	2,619	55,255
	Ministop Co., Ltd.	1,800	25,407
	Miraca Holdings, Inc.	5,800	152,442
	Miraial Co., Ltd.	1,100	12,621
	Mirait Holdings Corp.	9,000	134,407
	Miroku Jyoho Service Co., Ltd.	2,200	60,726
	Mitani Corp.	1,200	66,884
	Mitani Sangyo Co., Ltd.	3,900	12,749
	Mitani Sekisan Co., Ltd.	1,800	63,679
#	Mito Securities Co., Ltd.	10,500	21,582
	Mitsuba Corp.	5,000	29,331
	Mitsubishi Kakoki Kaisha, Ltd.	1,000	16,809
	Mitsubishi Logisnext Co., Ltd.	4,000	60,246
	Mitsubishi Paper Mills, Ltd.	6,500	26,992
	Mitsubishi Pencil Co., Ltd.	4,000	58,474
	Mitsubishi Research Institute, Inc.	1,100	43,166

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Shokuhin Co., Ltd.	1,900	$54,871
	Mitsubishi Steel Manufacturing Co., Ltd.	2,300	20,943
	Mitsuboshi Belting, Ltd.	3,500	59,715
*	Mitsui E&S Holdings Co., Ltd.	10,000	83,512
	Mitsui High-Tec, Inc.	3,300	49,137
	Mitsui Matsushima Holdings Co., Ltd.	2,000	21,021
	Mitsui Mining & Smelting Co., Ltd.	7,000	164,946
	Mitsui Sugar Co., Ltd.	2,400	47,021
	Mitsui-Soko Holdings Co., Ltd.	3,600	58,821
	Mitsuuroko Group Holdings Co., Ltd.	5,400	54,820
	Mixi, Inc.	5,400	94,950
	Miyaji Engineering Group, Inc.	900	16,308
	Miyazaki Bank, Ltd. (The)	2,000	44,804
	Mizuho Leasing Co., Ltd.	2,900	86,455
	Mizuno Corp.	2,500	60,265
	Mochida Pharmaceutical Co., Ltd.	200	7,487
	Modec, Inc.	2,300	50,737
	Monex Group, Inc.	18,400	43,772
	Monogatari Corp. (The)	600	48,185
	MORESCO Corp.	1,100	14,180
	Morinaga Milk Industry Co., Ltd.	4,300	164,433
	Morita Holdings Corp.	3,900	61,271
	Morito Co., Ltd.	2,600	18,790
	Morozoff, Ltd.	300	13,988
	Mory Industries, Inc.	900	21,379
	MrMax Holdings, Ltd.	4,600	19,521
	MTI, Ltd.	4,500	28,339
	Mugen Estate Co., Ltd.	1,600	10,204
	Murakami Corp.	1,000	25,669
	Musashi Seimitsu Industry Co., Ltd.	5,300	61,908
	Musashino Bank, Ltd. (The)	4,100	64,275
	N Field Co., Ltd.	1,000	5,502
	NAC Co., Ltd.	1,100	11,339
	Nachi-Fujikoshi Corp.	1,700	62,448
	Nafco Co., Ltd.	2,100	27,007
#	Nagano Bank, Ltd. (The)	1,300	18,199
	Nagano Keiki Co., Ltd.	2,100	17,363
	Nagase & Co., Ltd.	9,900	136,201
	Nagatanien Holdings Co., Ltd.	1,000	19,761
	Nagawa Co., Ltd.	400	25,138
	Nakabayashi Co., Ltd.	3,300	18,753
	Nakamuraya Co., Ltd.	600	22,309
	Nakanishi, Inc.	3,600	64,218
	Nakayama Steel Works, Ltd.	3,500	15,749
	Namura Shipbuilding Co., Ltd.	7,996	17,703
	Nanto Bank, Ltd. (The)	3,500	82,849
	Natori Co., Ltd.	700	10,782
	NEC Capital Solutions, Ltd.	900	20,460
	NEC Networks & System Integration Corp.	2,700	100,916
	Neturen Co., Ltd.	3,800	29,332
	New Art Holdings Co., Ltd.	1,000	8,253
#	Nextage Co., Ltd.	2,900	27,330
#	Nexyz Group Corp.	1,200	18,597
	NF Corp.	600	13,301
	NHK Spring Co., Ltd.	6,600	53,140
	Nichia Steel Works, Ltd.	4,000	12,341
	Nichias Corp.	6,100	145,397
	Nichiban Co., Ltd.	1,500	23,620
	Nichicon Corp.	5,900	53,306

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichiden Corp.	1,800	$33,659
	Nichiha Corp.	2,700	64,897
	NichiiGakkan Co., Ltd.	5,700	78,673
	Nichi-iko Pharmaceutical Co., Ltd.	5,950	69,939
	Nichireki Co., Ltd.	3,900	47,581
	Nichirin Co., Ltd.	1,430	25,448
	Nihon Chouzai Co., Ltd.	700	24,621
*	Nihon Dempa Kogyo Co., Ltd.	600	2,680
	Nihon Dengi Co., Ltd.	600	19,425
	Nihon Flush Co., Ltd.	1,600	39,002
	Nihon House Holdings Co., Ltd.	5,600	23,786
#	Nihon Kagaku Sangyo Co., Ltd.	1,900	17,515
#	Nihon Nohyaku Co., Ltd.	6,100	31,079
	Nihon Parkerizing Co., Ltd.	9,800	101,641
	Nihon Plast Co., Ltd.	1,700	10,418
	Nihon Tokushu Toryo Co., Ltd.	1,400	16,520
	Nihon Yamamura Glass Co., Ltd.	800	8,897
	Nikkiso Co., Ltd.	5,000	62,150
	Nikko Co., Ltd.	2,500	18,425
	Nikkon Holdings Co., Ltd.	6,100	140,742
	Nippon Air Conditioning Services Co., Ltd.	2,700	19,383
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	31,056
	Nippon Carbide Industries Co., Inc.	1,100	13,664
#	Nippon Carbon Co., Ltd.	1,100	37,379
#	Nippon Chemical Industrial Co., Ltd.	1,300	37,820
	Nippon Chemi-Con Corp.	2,000	30,229
	Nippon Coke & Engineering Co., Ltd.	12,500	9,029
	Nippon Commercial Development Co., Ltd.	1,600	24,857
	Nippon Concrete Industries Co., Ltd.	8,400	21,205
#*	Nippon Denko Co., Ltd.	15,100	22,119
	Nippon Densetsu Kogyo Co., Ltd.	3,700	78,215
	Nippon Fine Chemical Co., Ltd.	1,900	25,075
	Nippon Flour Mills Co., Ltd.	5,200	78,439
	Nippon Gas Co., Ltd.	3,800	120,165
	Nippon Hume Corp.	3,300	24,685
	Nippon Kanzai Co., Ltd.	1,700	30,264
	Nippon Kayaku Co., Ltd.	3,800	44,559
	Nippon Kinzoku Co., Ltd.	300	2,279
#	Nippon Kodoshi Corp.	400	4,813
	Nippon Koei Co., Ltd.	1,700	55,980
	Nippon Koshuha Steel Co., Ltd.	1,000	3,936
	Nippon Light Metal Holdings Co., Ltd.	71,800	136,998
	Nippon Paper Industries Co., Ltd.	3,600	58,586
	Nippon Parking Development Co., Ltd., Class C	23,500	30,925
	Nippon Pillar Packing Co., Ltd.	2,900	38,555
	Nippon Piston Ring Co., Ltd.	700	9,372
	Nippon Rietec Co., Ltd.	800	9,542
	Nippon Road Co., Ltd. (The)	1,000	67,853
	Nippon Seiki Co., Ltd.	5,800	85,208
	Nippon Seisen Co., Ltd.	500	16,959
*	Nippon Sharyo, Ltd.	1,200	32,669
	Nippon Sheet Glass Co., Ltd.	13,200	71,246
	Nippon Signal Co., Ltd.	7,000	88,271
	Nippon Soda Co., Ltd.	3,200	86,114
	Nippon Steel Trading Corp.	2,048	92,686
	Nippon Suisan Kaisha, Ltd.	29,900	163,056
	Nippon Systemware Co., Ltd.	1,200	26,761
	Nippon Thompson Co., Ltd.	11,800	49,061
	Nippon Yakin Kogyo Co., Ltd.	1,660	31,552

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nipro Corp.	8,600	$97,913
	Nishikawa Rubber Co., Ltd.	1,900	31,182
	Nishimatsu Construction Co., Ltd.	7,000	155,259
	Nishimatsuya Chain Co., Ltd.	7,800	66,716
	Nishimoto Co., Ltd.	700	23,417
	Nishi-Nippon Financial Holdings, Inc.	14,900	98,245
	Nishi-Nippon Railroad Co., Ltd.	6,800	157,151
	Nishio Rent All Co., Ltd.	2,100	56,423
	Nissan Shatai Co., Ltd.	7,700	73,102
	Nissei ASB Machine Co., Ltd.	1,000	33,769
	Nissei Corp.	400	4,670
	Nissei Plastic Industrial Co., Ltd.	1,400	12,026
	Nissha Co., Ltd.	6,100	55,083
	Nisshin Group Holdings Co., Ltd.	5,400	26,846
	Nisshin Oillio Group, Ltd. (The)	3,100	103,728
	Nisshinbo Holdings, Inc.	20,036	172,281
	Nissin Corp.	2,200	33,850
	Nissin Electric Co., Ltd.	6,100	72,813
	Nissin Kogyo Co., Ltd.	5,800	117,251
	Nissin Sugar Co., Ltd.	2,100	38,425
	Nissui Pharmaceutical Co., Ltd.	1,400	17,436
	Nitta Corp.	2,300	64,362
	Nittan Valve Co., Ltd.	2,000	4,971
	Nittetsu Mining Co., Ltd.	800	32,523
	Nitto Boseki Co., Ltd.	900	37,341
	Nitto Fuji Flour Milling Co., Ltd.	200	11,718
	Nitto Kogyo Corp.	3,700	76,595
	Nitto Kohki Co., Ltd.	1,300	28,033
	Nitto Seiko Co., Ltd.	6,200	32,791
	Nittoc Construction Co., Ltd.	3,500	27,074
	NJS Co., Ltd.	700	11,475
	Noda Corp.	800	5,823
	Noevir Holdings Co., Ltd.	1,300	59,205
	Nohmi Bosai, Ltd.	2,800	62,186
	Nojima Corp.	3,100	61,150
	Nomura Co., Ltd.	7,600	86,312
	Noritake Co., Ltd.	1,100	43,728
	Noritsu Koki Co., Ltd.	2,700	39,109
	Noritz Corp.	3,900	48,057
	North Pacific Bank, Ltd.	32,300	64,692
#	NS Tool Co., Ltd.	1,000	25,835
	NS United Kaiun Kaisha, Ltd.	1,500	27,338
	NSD Co., Ltd.	7,460	120,199
	NTN Corp.	49,400	130,907
	NuFlare Technology, Inc.	700	75,771
	OAK Capital Corp.	5,200	5,781
	Obara Group, Inc.	1,000	31,729
	Odelic Co., Ltd.	600	26,526
	Oenon Holdings, Inc.	5,000	17,445
	Ogaki Kyoritsu Bank, Ltd. (The)	4,700	96,755
#	Ohara, Inc.	700	7,677
	Ohashi Technica, Inc.	1,700	24,143
	Ohba Co., Ltd.	1,400	10,457
	Ohsho Food Service Corp.	1,200	72,005
	Oiles Corp.	3,673	51,248
*	Oisix ra daichi, Inc.	1,900	18,077
	Oita Bank, Ltd. (The)	1,600	37,033
	Okabe Co., Ltd.	4,000	31,419
	Okamoto Industries, Inc.	1,500	52,208

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okamoto Machine Tool Works, Ltd.	300	$7,648
	Okamura Corp.	7,300	70,147
	Okasan Securities Group, Inc.	23,000	80,652
	Oki Electric Industry Co., Ltd.	7,500	93,377
	Okinawa Cellular Telephone Co.	1,500	60,308
	Okinawa Electric Power Co., Inc. (The)	5,357	98,678
	OKK Corp.	500	2,828
	OKUMA Corp.	2,800	127,575
	Okumura Corp.	3,800	100,458
	Okura Industrial Co., Ltd.	1,400	22,411
	Okuwa Co., Ltd.	4,000	53,705
	Onoken Co., Ltd.	2,900	35,754
	Onward Holdings Co., Ltd.	12,000	68,931
	Ootoya Holdings Co., Ltd.	500	10,875
*	Open Door, Inc.	900	10,928
	Optex Group Co., Ltd.	3,300	43,423
	Organo Corp.	800	50,114
	Origin Co., Ltd.	600	8,449
	Osaka Organic Chemical Industry, Ltd.	2,900	47,680
	Osaka Soda Co., Ltd.	2,000	53,120
	Osaka Steel Co., Ltd.	1,500	21,637
	OSAKA Titanium Technologies Co., Ltd.	3,300	41,779
	Osaki Electric Co., Ltd.	6,000	34,344
	OSG Corp.	6,400	107,733
	OSJB Holdings Corp.	18,400	45,394
	OUG Holdings, Inc.	500	12,379
	Outsourcing, Inc.	10,700	96,858
	Oyo Corp.	2,700	34,230
	Ozu Corp.	600	10,967
	Pacific Industrial Co., Ltd.	4,800	57,193
	Pacific Metals Co., Ltd.	2,700	50,554
	Pack Corp. (The)	1,400	49,287
	PAL GROUP Holdings Co., Ltd.	1,400	41,230
	Paramount Bed Holdings Co., Ltd.	2,000	82,792
	Parco Co., Ltd.	3,300	55,566
	Paris Miki Holdings, Inc.	1,000	3,164
	Pasona Group, Inc.	2,300	29,104
	PC Depot Corp.	5,160	27,672
#	PCA Corp.	300	12,163
	Pegasus Sewing Machine Manufacturing Co., Ltd.	2,600	11,333
	Penta-Ocean Construction Co., Ltd.	29,400	173,647
#	Pepper Food Service Co., Ltd.	900	7,956
	Phil Co., Inc.	200	7,381
	PIA Corp.	600	23,832
	Pickles Corp.	1,200	29,426
	Pilot Corp.	2,500	97,598
	Piolax, Inc.	3,900	68,976
	Plenus Co., Ltd.	2,200	40,052
	Poletowin Pitcrew Holdings, Inc.	3,400	28,063
	Press Kogyo Co., Ltd.	9,000	29,626
	Pressance Corp.	3,600	40,083
	Prestige International, Inc.	9,600	87,017
	Prima Meat Packers, Ltd.	3,000	66,311
	Pronexus, Inc.	2,300	25,106
#*	Prospect Co., Ltd.	44,000	12,615
	Proto Corp.	2,000	25,109
	PS Mitsubishi Construction Co., Ltd.	3,600	23,454
	Punch Industry Co., Ltd.	2,600	11,241
	Qol Holdings Co., Ltd.	2,600	34,038

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Quick Co., Ltd.	1,500	$20,650
	Raito Kogyo Co., Ltd.	4,700	65,844
	Raiznext Corp.	6,500	75,403
	Rakus Co., Ltd.	3,600	57,202
	Rasa Industries, Ltd.	800	10,405
	Raysum Co., Ltd.	1,900	16,942
#	RECOMM Co., Ltd.	9,700	10,587
	Relia, Inc.	4,800	64,043
	Renaissance, Inc.	1,600	25,287
	Rengo Co., Ltd.	18,800	131,733
*	RENOVA, Inc.	3,400	40,796
*	Renown, Inc.	3,000	2,925
	Resorttrust, Inc.	9,600	150,647
	Restar Holdings Corp.	2,800	47,324
	Retail Partners Co., Ltd.	2,000	14,978
	Rheon Automatic Machinery Co., Ltd.	2,000	26,889
	Rhythm Watch Co., Ltd.	1,000	8,117
	Ricoh Leasing Co., Ltd.	1,900	70,981
	Ride On Express Holdings Co., Ltd.	1,200	20,166
#	Right On Co., Ltd.	1,500	8,158
	Riken Corp.	1,300	41,883
	Riken Keiki Co., Ltd.	2,500	48,533
	Riken Technos Corp.	5,600	24,896
	Riken Vitamin Co., Ltd.	1,100	39,517
	Ringer Hut Co., Ltd.	2,400	54,162
	Rion Co., Ltd.	1,400	40,793
	Riso Kagaku Corp.	2,300	39,214
	Riso Kyoiku Co., Ltd.	10,600	35,034
	Rock Field Co., Ltd.	2,100	27,653
	Rokko Butter Co., Ltd.	1,700	25,319
	Roland DG Corp.	1,800	32,550
	Rorze Corp.	1,400	51,578
	Round One Corp.	7,600	70,799
	Royal Holdings Co., Ltd.	2,500	54,647
*	Rozetta Corp.	700	23,657
	RS Technologies Co., Ltd.	500	12,810
	Ryobi, Ltd.	3,200	51,827
	Ryoden Corp.	2,300	34,558
	Ryosan Co., Ltd.	2,400	55,506
	Ryoyo Electro Corp.	2,600	44,026
	S Foods, Inc.	2,000	48,094
	S&B Foods, Inc.	600	23,203
	Sac's Bar Holdings, Inc.	3,250	25,468
	Sagami Rubber Industries Co., Ltd.	1,000	16,220
	Saibu Gas Co., Ltd.	3,600	77,146
	Saizeriya Co., Ltd.	3,300	72,203
	Sakai Chemical Industry Co., Ltd.	1,400	28,440
	Sakai Heavy Industries, Ltd.	600	14,736
	Sakai Moving Service Co., Ltd.	1,100	61,272
	Sakai Ovex Co., Ltd.	800	13,138
	Sakata INX Corp.	5,200	54,272
	Sakura Internet, Inc.	1,700	10,421
	Sala Corp.	9,800	54,921
	SAMTY Co., Ltd.	3,600	61,033
	San Holdings, Inc.	800	10,229
	San ju San Financial Group, Inc.	2,700	38,927
	San-A Co., Ltd.	2,000	81,783
	San-Ai Oil Co., Ltd.	7,700	76,862
*	Sanden Holdings Corp.	3,000	17,901

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanei Architecture Planning Co., Ltd.	1,300	$17,783
	Sangetsu Corp.	5,000	88,242
	San-In Godo Bank, Ltd. (The)	18,100	99,265
#*	Sanix, Inc.	2,800	8,522
	Sanken Electric Co., Ltd.	3,000	75,657
	Sanki Engineering Co., Ltd.	5,000	67,958
	Sankyo Frontier Co., Ltd.	600	22,708
	Sankyo Seiko Co., Ltd.	4,000	21,574
	Sankyo Tateyama, Inc.	2,800	36,442
#	Sanoh Industrial Co., Ltd.	3,000	28,143
#	Sansei Technologies, Inc.	1,200	9,304
#	Sansha Electric Manufacturing Co., Ltd.	800	5,765
	Sanshin Electronics Co., Ltd.	2,000	30,769
	Sanyo Chemical Industries, Ltd.	1,600	74,897
	Sanyo Denki Co., Ltd.	1,000	48,681
	Sanyo Electric Railway Co., Ltd.	2,000	38,650
	Sanyo Shokai, Ltd.	2,500	28,413
	Sanyo Special Steel Co., Ltd.	3,000	40,663
	Sanyo Trading Co., Ltd.	2,600	32,424
	Sapporo Holdings, Ltd.	7,300	176,502
	Sato Holdings Corp.	2,700	76,712
	Sato Shoji Corp.	2,600	22,701
	Satori Electric Co., Ltd.	2,600	20,554
	Sawada Holdings Co., Ltd.	3,300	28,895
	Saxa Holdings, Inc.	400	7,437
	SB Technology Corp.	1,400	30,644
	SBS Holdings, Inc.	2,300	38,245
	Scala, Inc.	1,600	10,590
	Scroll Corp.	2,300	7,385
#	SEC Carbon, Ltd.	200	15,270
	Secom Joshinetsu Co., Ltd.	945	34,762
	Seed Co., Ltd.	1,500	13,774
	Seika Corp.	1,600	18,728
	Seikagaku Corp.	5,200	55,191
	Seikitokyu Kogyo Co., Ltd.	5,600	46,941
	Seiko Holdings Corp.	3,300	80,442
	Seiko PMC Corp.	800	6,808
	Seiren Co., Ltd.	5,800	74,040
	Sekisui Jushi Corp.	3,700	80,964
	Sekisui Plastics Co., Ltd.	3,500	24,636
	Senko Group Holdings Co., Ltd.	12,400	99,141
	Senshu Electric Co., Ltd.	1,200	33,017
	Senshu Ikeda Holdings, Inc.	29,200	53,309
	Senshukai Co., Ltd.	3,000	12,582
	Seria Co., Ltd.	2,400	66,046
#	SFP Holdings Co., Ltd.	1,400	28,698
	Shibaura Electronics Co., Ltd.	700	18,348
	Shibaura Mechatronics Corp.	400	13,524
	Shibusawa Warehouse Co., Ltd. (The)	1,200	23,099
	Shibuya Corp.	2,000	55,515
*	SHIFT, Inc.	800	54,430
#	Shiga Bank, Ltd. (The)	4,899	117,607
#	Shikibo, Ltd.	900	12,622
	Shikoku Bank, Ltd. (The)	5,400	47,224
	Shikoku Chemicals Corp.	4,600	50,393
	Shikoku Electric Power Co., Inc.	2,700	22,897
	Shima Seiki Manufacturing, Ltd.	3,700	71,372
	Shimachu Co., Ltd.	4,800	137,013
	Shimizu Bank, Ltd. (The)	1,100	20,557

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shimojima Co., Ltd.	1,200	$12,404
	Shin Nippon Air Technologies Co., Ltd.	1,600	30,198
	Shin Nippon Biomedical Laboratories, Ltd.	3,200	17,765
	Shinagawa Refractories Co., Ltd.	1,200	32,654
	Shindengen Electric Manufacturing Co., Ltd.	1,400	42,668
	Shin-Etsu Polymer Co., Ltd.	5,000	42,493
	Shin-Keisei Electric Railway Co., Ltd.	900	20,005
	Shinko Electric Industries Co., Ltd.	8,900	104,470
	Shinko Shoji Co., Ltd.	5,200	39,763
	Shinmaywa Industries, Ltd.	8,000	103,958
	Shinnihon Corp.	3,400	28,304
	Shinoken Group Co., Ltd.	3,900	43,412
	Shinsho Corp.	1,000	23,752
	Shinwa Co., Ltd.	900	18,097
	Ship Healthcare Holdings, Inc.	800	35,869
	Shizuki Electric Co., Inc.	1,600	9,021
	Shizuoka Gas Co., Ltd.	7,200	57,946
*	Shobunsha Publications, Inc.	1,300	4,549
#	Shoei Co., Ltd.	1,300	59,123
	Shoei Foods Corp.	1,800	60,353
	Shofu, Inc.	1,000	16,690
#	Showa Aircraft Industry Co., Ltd.	1,600	40,072
	Showa Corp.	5,400	111,441
	Showa Sangyo Co., Ltd.	2,000	55,112
	SIGMAXYZ, Inc.	1,700	30,450
	Siix Corp.	3,800	44,087
	Sinanen Holdings Co., Ltd.	1,300	24,229
	Sinfonia Technology Co., Ltd.	3,599	40,184
	Sinko Industries, Ltd.	2,400	37,271
	Sintokogio, Ltd.	5,338	45,545
	SK-Electronics Co., Ltd.	1,300	21,731
	SKY Perfect JSAT Holdings, Inc.	17,800	76,569
	SMK Corp.	500	14,245
	SMS Co., Ltd.	5,000	123,842
	Snow Peak, Inc.	1,600	14,752
	SNT Corp.	3,900	16,138
	Soda Nikka Co., Ltd.	3,100	17,157
	Sodick Co., Ltd.	5,800	45,061
	Soft99 Corp.	2,300	21,735
	Softbrain Co., Ltd.	2,100	10,586
	Softcreate Holdings Corp.	900	14,552
	Software Service, Inc.	400	36,647
	Sogo Medical Holdings Co., Ltd.	2,600	48,861
#	Soiken Holdings, Inc.	2,200	10,640
	Soken Chemical & Engineering Co., Ltd.	800	9,558
	Solasto Corp.	5,000	52,027
	Soliton Systems K.K.	1,500	16,398
#	Sourcenext Corp.	6,400	28,650
	Space Co., Ltd.	880	9,803
	Space Value Holdings Co., Ltd.	4,700	23,529
	Sparx Group Co., Ltd.	11,800	28,375
	SPK Corp.	500	11,876
	S-Pool, Inc.	4,300	30,489
	SRA Holdings	1,000	23,241
	SRS Holdings Co., Ltd.	2,500	24,002
	ST Corp.	2,100	31,723
	St Marc Holdings Co., Ltd.	1,700	35,570
	Star Mica Holdings Co., Ltd.	1,800	27,092
	Star Micronics Co., Ltd.	4,000	51,143

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Starts Corp., Inc.	3,200	$77,270
	Starzen Co., Ltd.	1,000	39,465
	Stella Chemifa Corp.	900	24,771
	Step Co., Ltd.	1,500	22,206
	Strike Co., Ltd.	600	25,583
	Studio Alice Co., Ltd.	1,100	19,424
	Sugimoto & Co., Ltd.	1,500	26,678
	Sumida Corp.	2,400	23,446
#	Suminoe Textile Co., Ltd.	900	21,010
	Sumitomo Bakelite Co., Ltd.	2,500	89,861
	Sumitomo Densetsu Co., Ltd.	2,200	52,970
	Sumitomo Mitsui Construction Co., Ltd.	18,992	106,820
	Sumitomo Osaka Cement Co., Ltd.	4,500	182,953
*	Sumitomo Precision Products Co., Ltd.	600	17,583
	Sumitomo Riko Co., Ltd.	5,000	39,247
	Sumitomo Seika Chemicals Co., Ltd.	1,600	45,583
	Sumitomo Warehouse Co., Ltd. (The)	8,100	104,943
	Sun Frontier Fudousan Co., Ltd.	3,700	41,318
	Suncall Corp.	1,500	7,317
	Sun-Wa Technos Corp.	1,500	13,455
	Sushiro Global Holdings, Ltd.	600	50,351
	Suzuki Co., Ltd.	1,400	9,583
	SWCC Showa Holdings Co., Ltd.	3,700	45,915
	Systena Corp.	7,000	117,446
	Syuppin Co., Ltd.	1,800	17,375
	T Hasegawa Co., Ltd.	3,600	73,848
	T RAD Co., Ltd.	1,100	18,415
	T&K Toka Co., Ltd.	2,300	20,710
	Tachibana Eletech Co., Ltd.	2,500	40,797
	Tachikawa Corp.	1,100	12,404
	Tachi-S Co., Ltd.	4,300	50,077
	Tadano, Ltd.	12,600	106,228
	Taihei Dengyo Kaisha, Ltd.	2,600	54,182
	Taiho Kogyo Co., Ltd.	1,900	12,545
	Taikisha, Ltd.	2,500	85,487
	Taiko Bank, Ltd. (The)	1,100	16,488
	Taiko Pharmaceutical Co., Ltd.	600	22,746
	Taisei Lamick Co., Ltd.	800	20,679
	Taiyo Holdings Co., Ltd.	1,800	76,143
	Takamatsu Construction Group Co., Ltd.	2,100	50,694
	Takamiya Co., Ltd.	1,700	9,930
	Takaoka Toko Co., Ltd.	1,200	12,356
	Takara Leben Co., Ltd.	9,300	41,435
	Takara Standard Co., Ltd.	4,200	72,055
	Takasago International Corp.	2,100	45,314
	Takasago Thermal Engineering Co., Ltd.	4,700	81,621
#	Takashimaya Co., Ltd.	6,400	68,431
	Take And Give Needs Co., Ltd.	1,000	9,303
	TAKEBISHI Corp.	1,400	19,001
	Takeei Corp.	1,900	18,628
	Takeuchi Manufacturing Co., Ltd.	4,400	74,249
	Takihyo Co., Ltd.	200	3,472
	Takisawa Machine Tool Co., Ltd.	1,100	13,494
	Takuma Co., Ltd.	7,700	83,948
	Tama Home Co., Ltd.	1,900	22,352
	Tamron Co., Ltd.	2,000	42,478
	Tamura Corp.	11,000	64,245
	Tanseisha Co., Ltd.	3,800	42,714
	Taoka Chemical Co., Ltd.	200	14,442

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tatsuta Electric Wire and Cable Co., Ltd.	5,200	$27,382
	Tayca Corp.	1,900	32,757
#	Tazmo Co., Ltd.	1,100	12,024
	Tbk Co., Ltd.	2,800	11,909
	TDC Soft, Inc.	1,600	14,292
	TechMatrix Corp.	2,100	50,023
	Techno Smart Corp.	700	5,900
	TechnoPro Holdings, Inc.	600	39,730
	Tecnos Japan, Inc.	1,400	6,039
	Teikoku Electric Manufacturing Co., Ltd.	3,100	38,815
	Teikoku Sen-I Co., Ltd.	2,300	51,646
	Teikoku Tsushin Kogyo Co., Ltd.	800	9,061
	Tekken Corp.	1,800	45,553
	Tenma Corp.	2,000	35,947
	Tenpos Holdings Co., Ltd.	500	11,238
*	Terilogy Co., Ltd.	1,600	12,083
	T-Gaia Corp.	2,100	51,643
	TKC Corp.	1,600	79,219
	Toa Corp.	2,600	26,775
	Toa Corp.	3,000	42,703
	Toa Oil Co., Ltd.	1,200	24,831
	TOA ROAD Corp.	300	9,410
	Toagosei Co., Ltd.	13,200	147,584
	Tobishima Corp.	3,420	43,272
	TOC Co., Ltd.	6,100	48,993
	Tocalo Co., Ltd.	8,600	85,670
	Tochigi Bank, Ltd. (The)	19,000	34,572
	Toda Corp.	7,100	45,535
	Toda Kogyo Corp.	700	13,511
	Toei Animation Co., Ltd.	1,000	47,921
	Toei Co., Ltd.	400	55,237
	Toenec Corp.	1,400	50,536
	Toho Bank, Ltd. (The)	31,300	71,934
#	Toho Co., Ltd.	900	14,770
	Toho Holdings Co., Ltd.	5,600	115,005
	Toho Titanium Co., Ltd.	3,900	29,857
	Toho Zinc Co., Ltd.	2,800	47,927
	Tohoku Bank, Ltd. (The)	800	7,567
	Tohokushinsha Film Corp.	1,800	10,480
	Tokai Corp.	1,800	43,544
	TOKAI Holdings Corp.	9,000	85,749
	Tokai Rika Co., Ltd.	5,900	100,271
	Tokai Tokyo Financial Holdings, Inc.	32,200	95,836
	Token Corp.	880	60,867
	Tokushu Tokai Paper Co., Ltd.	919	33,478
	Tokuyama Corp.	6,300	159,774
*	Tokyo Base Co., Ltd.	2,400	11,163
#	Tokyo Dome Corp.	10,700	100,397
	Tokyo Electron Device, Ltd.	1,200	27,644
	Tokyo Energy & Systems, Inc.	4,100	33,024
	Tokyo Individualized Educational Institute, Inc.	1,600	10,490
	Tokyo Keiki, Inc.	1,800	16,841
	Tokyo Kiraboshi Financial Group, Inc.	3,924	44,950
	Tokyo Ohka Kogyo Co., Ltd.	3,900	161,578
#	Tokyo Rakutenchi Co., Ltd.	500	27,464
	Tokyo Rope Manufacturing Co., Ltd.	2,400	24,110
	Tokyo Sangyo Co., Ltd.	2,700	15,694
	Tokyo Seimitsu Co., Ltd.	4,000	139,175
	Tokyo Steel Manufacturing Co., Ltd.	13,200	98,892

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Tekko Co., Ltd.	1,500	$20,743
	Tokyo Theatres Co., Inc.	600	7,465
	Tokyotokeiba Co., Ltd.	1,800	52,909
	Tokyu Construction Co., Ltd.	9,100	63,500
	Tokyu Recreation Co., Ltd.	600	31,381
	Toli Corp.	6,000	16,157
	Tomato Bank, Ltd.	900	8,512
	Tomoe Corp.	3,500	13,378
	Tomoe Engineering Co., Ltd.	1,000	19,941
	Tomoku Co., Ltd.	1,500	25,378
	TOMONY Holdings, Inc.	16,800	55,789
	Tomy Co., Ltd.	9,217	99,691
	Tonami Holdings Co., Ltd.	800	36,504
	Topcon Corp.	9,900	136,376
	Toppan Forms Co., Ltd.	7,500	85,104
	Topre Corp.	4,300	65,267
	Topy Industries, Ltd.	1,800	29,187
	Toridoll Holdings Corp.	2,400	54,649
	Torigoe Co., Ltd. (The)	2,500	18,835
	Torii Pharmaceutical Co., Ltd.	1,600	54,303
#	Torikizoku Co., Ltd.	1,000	23,572
	Torishima Pump Manufacturing Co., Ltd.	2,000	15,911
	Tosei Corp.	4,200	54,207
#	Toshiba Machine Co., Ltd.	3,200	97,830
	Toshiba TEC Corp.	1,600	62,654
	Tosho Co., Ltd.	1,400	27,243
	Totech Corp.	1,200	29,658
	Totetsu Kogyo Co., Ltd.	2,600	75,706
	Tottori Bank, Ltd. (The)	600	7,346
	Toukei Computer Co., Ltd.	400	12,921
	Tow Co., Ltd.	1,500	13,137
	Towa Bank, Ltd. (The)	4,300	31,423
	Towa Corp.	2,500	22,538
	Towa Pharmaceutical Co., Ltd.	3,000	68,503
	Toyo Construction Co., Ltd.	12,400	58,739
	Toyo Corp.	3,000	34,208
	Toyo Denki Seizo K.K.	1,000	13,640
*	Toyo Engineering Corp.	3,400	17,528
#	Toyo Gosei Co., Ltd.	400	14,337
	Toyo Ink SC Holdings Co., Ltd.	4,600	102,552
	Toyo Kanetsu K.K.	1,200	23,931
	Toyo Machinery & Metal Co., Ltd.	2,600	12,282
	Toyo Securities Co., Ltd.	12,000	16,048
	Toyo Tanso Co., Ltd.	1,900	35,334
	Toyo Tire Corp	5,200	65,002
	Toyobo Co., Ltd.	9,900	135,154
	TPR Co., Ltd.	3,300	54,016
	Trancom Co., Ltd.	700	49,699
	Transaction Co., Ltd.	2,400	23,503
#	Tri Chemical Laboratories, Inc.	900	85,420
	Trusco Nakayama Corp.	3,800	88,397
	TS Tech Co., Ltd.	1,300	35,727
	TSI Holdings Co., Ltd.	8,125	38,195
	Tsubaki Nakashima Co., Ltd.	4,600	53,886
	Tsubakimoto Chain Co.	3,500	107,705
	Tsubakimoto Kogyo Co., Ltd.	400	14,526
	Tsugami Corp.	5,000	45,149
	Tsukada Global Holdings, Inc.	1,900	10,067
	Tsukishima Kikai Co., Ltd.	3,000	39,660

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsukuba Bank, Ltd.	5,500	$10,342
	Tsukui Corp.	5,200	27,117
	Tsumura & Co.	600	16,296
	Tsurumi Manufacturing Co., Ltd.	2,000	33,106
	Tsutsumi Jewelry Co., Ltd.	800	15,503
	TV Asahi Holdings Corp.	3,300	62,946
	Tv Tokyo Holdings Corp.	2,000	42,607
	UACJ Corp.	4,503	91,768
	Ube Industries, Ltd.	2,200	44,156
	Uchida Yoko Co., Ltd.	800	52,190
	Ulvac, Inc.	3,300	119,044
	UMC Electronics Co., Ltd.	900	3,396
*	Umenohana Co., Ltd.	600	13,960
	Uniden Holdings Corp.	1,000	18,778
	Union Tool Co.	900	25,502
	Unipres Corp.	5,500	70,152
	United Arrows, Ltd.	2,200	58,503
#	United Super Markets Holdings, Inc.	6,300	56,259
	UNITED, Inc.	1,200	12,877
*	Unitika, Ltd.	10,400	40,918
	Unizo Holdings Co., Ltd.	3,000	152,556
	Ushio, Inc.	11,500	168,268
#	UT Group Co., Ltd.	2,300	57,324
	Utoc Corp.	500	2,579
	V Technology Co., Ltd.	1,200	53,010
	Valor Holdings Co., Ltd.	4,800	83,884
	Valqua, Ltd.	2,400	50,739
	ValueCommerce Co., Ltd.	1,500	34,903
*	Vector, Inc.	3,300	37,516
*	VIA Holdings, Inc.	1,200	7,291
*	Vision, Inc.	2,400	31,349
	Vital KSK Holdings, Inc.	4,800	45,642
	VT Holdings Co., Ltd.	11,300	46,228
	Wacoal Holdings Corp.	5,300	141,077
	Wacom Co., Ltd.	16,400	59,739
	Wakachiku Construction Co., Ltd.	1,700	25,799
	Wakita & Co., Ltd.	4,500	41,626
	Warabeya Nichiyo Holdings Co., Ltd.	2,500	41,226
	Watahan & Co., Ltd.	1,000	17,336
	WATAMI Co., Ltd.	3,300	38,627
	WDB Holdings Co., Ltd.	600	14,605
	Weathernews, Inc.	700	24,561
	West Holdings Corp.	2,200	34,856
	Will Group, Inc.	1,500	14,529
	WIN-Partners Co., Ltd.	3,100	32,574
	Wood One Co., Ltd.	600	6,303
	World Holdings Co., Ltd.	1,000	15,114
	Wowow, Inc.	800	19,825
	Xebio Holdings Co., Ltd.	4,700	49,997
	Yachiyo Industry Co., Ltd.	1,500	9,440
	Yahagi Construction Co., Ltd.	4,200	32,018
	Yaizu Suisankagaku Industry Co., Ltd.	1,100	10,430
#	YAKUODO Holdings Co., Ltd.	1,000	20,028
	YAMABIKO Corp.	3,960	38,665
	YAMADA Consulting Group Co., Ltd.	900	12,289
	Yamagata Bank, Ltd. (The)	3,600	45,488
	Yamaguchi Financial Group, Inc.	11,900	71,640
*	Yamaha Motor Robotics Holdings Co., Ltd.	3,000	13,468
	Yamaichi Electronics Co., Ltd.	3,100	45,380

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	YA-MAN, Ltd.	2,800	$16,700
	Yamanashi Chuo Bank, Ltd. (The)	4,600	41,644
	Yamatane Corp.	1,000	13,751
	Yamato Corp.	1,400	9,787
	Yamato Kogyo Co., Ltd.	5,700	138,093
	Yamazen Corp.	6,600	61,149
	Yaoko Co., Ltd.	1,500	76,746
	Yashima Denki Co., Ltd.	2,600	21,445
	Yasuda Logistics Corp.	2,000	19,484
	Yasunaga Corp.	900	9,464
	Yellow Hat, Ltd.	3,600	57,308
	Yodogawa Steel Works, Ltd.	2,400	42,924
	Yokogawa Bridge Holdings Corp.	3,300	61,902
	Yokohama Reito Co., Ltd.	6,700	58,296
	Yokowo Co., Ltd.	1,700	45,071
	Yomeishu Seizo Co., Ltd.	1,000	18,164
	Yomiuri Land Co., Ltd.	500	19,611
	Yondenko Corp.	420	11,090
#	Yondoshi Holdings, Inc.	2,300	49,956
	Yorozu Corp.	3,300	43,348
#	Yoshinoya Holdings Co., Ltd.	4,300	97,239
	Yotai Refractories Co., Ltd.	3,000	19,106
	Yuasa Trading Co., Ltd.	2,000	64,167
#	Yumeshin Holdings Co., Ltd.	7,100	55,001
	Yurtec Corp.	6,100	36,593
	Yushin Precision Equipment Co., Ltd.	1,200	10,105
	Yushiro Chemical Industry Co., Ltd.	1,000	12,378
	Zenitaka Corp. (The)	400	14,729
	Zenrin Co., Ltd.	2,700	36,379
	ZIGExN Co., Ltd.	5,200	23,133
	Zojirushi Corp.	700	13,913
	Zuiko Corp.	700	27,126
	Zuken, Inc.	400	9,079
TOTAL JAPAN			59,950,216
NETHERLANDS — (2.6%)
	Aalberts NV	12,331	538,378
	Accell Group NV	3,075	95,087
*	Altice Europe NV	50,204	322,669
#	AMG Advanced Metallurgical Group NV	2,744	62,393
	Amsterdam Commodities NV	2,318	53,222
	APERAM SA	6,227	177,993
	Arcadis NV	8,847	200,958
	ASM International NV	5,440	661,104
	ASR Nederland NV	15,383	572,387
*	Basic-Fit NV	3,159	116,873
	BE Semiconductor Industries NV	9,703	410,791
#*	Beter Bed Holding NV	1,921	4,785
	Boskalis Westminster	10,371	242,569
#	Brunel International NV	2,547	23,361
	Corbion NV	6,733	233,204
	Flow Traders	3,614	84,403
	ForFarmers NV	4,983	32,572
#*	Fugro NV	9,528	100,067
	GrandVision NV	2,203	67,492
*	Heijmans NV	2,916	23,103
	Hunter Douglas NV	685	44,763
	IMCD NV	5,477	472,931
	Intertrust NV	8,872	157,887

VA International Small Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Kendrion NV	2,182	$47,752
	Koninklijke BAM Groep NV	34,191	94,142
	Koninklijke Vopak NV	6,840	366,256
*	Lucas Bols NV	553	8,276
	Nederland Apparatenfabriek	608	32,926
*	OCI NV	4,871	83,909
	Ordina NV	14,344	31,516
#	PostNL NV	58,656	108,218
#	SBM Offshore NV	21,716	373,593
#	SIF Holding NV	540	7,968
	Signify NV	13,843	461,343
	Sligro Food Group NV	3,086	88,212
#*	Takeaway.com NV	3,310	311,573
	TKH Group NV	4,150	219,391
	TomTom NV	7,909	85,840
	Van Lanschot Kempen NV	1,388	29,475
TOTAL NETHERLANDS			7,049,382
NEW ZEALAND — (0.6%)
	Air New Zealand, Ltd.	1,918	3,484
	Arvida Group, Ltd.	15,354	18,216
	Briscoe Group, Ltd.	9,711	24,471
	Chorus, Ltd.	38,110	160,251
	Delegat Group, Ltd.	2,022	14,949
	Freightways, Ltd.	12,013	66,628
	Genesis Energy, Ltd.	32,503	65,913
#	Gentrack Group, Ltd.	4,745	6,108
	Hallenstein Glasson Holdings, Ltd.	5,327	20,628
	Heartland Group Holdings, Ltd.	38,867	46,786
	Infratil, Ltd.	59,825	208,883
	Investore Property, Ltd.	25,801	31,118
	Kathmandu Holdings, Ltd.	23,863	45,857
	Mainfreight, Ltd.	3,087	82,409
	Metlifecare, Ltd.	18,797	83,324
	New Zealand Refining Co., Ltd. (The)	22,065	23,180
*	NZME, Ltd.	14,069	3,522
#	NZX, Ltd.	32,614	29,218
#	Oceania Healthcare, Ltd.	30,902	24,351
	PGG Wrightson, Ltd.	1,057	1,666
*	Pushpay Holdings, Ltd.	11,016	31,810
*	Restaurant Brands New Zealand, Ltd.	2,935	25,289
	Sanford, Ltd.	8,585	43,487
#	Scales Corp., Ltd.	8,503	26,045
*	Serko, Ltd.	2,845	9,571
#	Skellerup Holdings, Ltd.	17,609	28,341
	SKY Network Television, Ltd.	36,103	16,085
	SKYCITY Entertainment Group, Ltd.	62,747	146,991
#	Steel & Tube Holdings, Ltd.	31,557	16,677
	Summerset Group Holdings, Ltd.	17,410	99,845
*	Synlait Milk, Ltd.	5,821	32,864
	Tourism Holdings, Ltd.	12,709	24,416
*	TOWER, Ltd.	13,924	6,278
#	Trustpower, Ltd.	4,827	23,367
#	Vista Group International, Ltd.	12,811	29,468
	Warehouse Group, Ltd. (The)	5,475	9,486
	Z Energy, Ltd.	29,327	83,986
TOTAL NEW ZEALAND			1,614,968

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	48,103	$20,759
	AF Gruppen ASA	3,415	63,856
*	Akastor ASA	20,811	20,647
*	Aker Solutions ASA	16,214	32,742
	American Shipping Co. ASA	5,693	19,853
#*	Archer, Ltd.	15,426	4,797
	Atea ASA	7,139	92,657
	Austevoll Seafood ASA	8,309	81,011
*	Avance Gas Holding, Ltd.	4,699	26,823
*	Axactor SE	19,390	36,151
#	B2Holding ASA	15,191	12,680
	Bonheur ASA	2,524	58,125
	Borregaard ASA	12,564	120,140
	BW LPG, Ltd.	11,386	91,656
*	BW Offshore, Ltd.	10,768	58,723
	Data Respons ASA	7,099	37,133
	DNO ASA	74,076	73,518
	Europris ASA	21,503	78,190
#	FLEX LNG, Ltd.	3,636	29,701
	Frontline, Ltd.	11,340	102,522
#*	Funcom NV	4,499	8,244
	Grieg Seafood ASA	5,477	83,926
#*	Hexagon Composites ASA	13,175	47,085
	Hoegh LNG Holdings, Ltd.	8,753	26,148
*	Kongsberg Automotive ASA	47,061	26,443
	Kongsberg Gruppen ASA	789	12,245
	Kvaerner ASA	20,809	22,895
#*	NEL ASA	102,353	101,314
#*	Nordic Nanovector ASA	5,457	14,591
*	Nordic Semiconductor ASA	16,200	103,222
	Norway Royal Salmon ASA	1,435	36,570
#*	Norwegian Air Shuttle ASA	9,981	38,233
*	Norwegian Finans Holding ASA	11,213	114,577
	Norwegian Property ASA	953	1,428
#	Ocean Yield ASA	5,542	27,849
*	Odfjell Drilling, Ltd.	9,723	25,644
*	Odfjell SE, Class A	1,000	3,000
	Olav Thon Eiendomsselskap ASA	1,935	35,874
*	Otello Corp. ASA	22,618	40,763
*	Panoro Energy ASA	7,973	15,537
#*	PGS ASA	50,758	97,135
#*	PhotoCure ASA	2,990	27,128
*	Protector Forsikring ASA	8,297	37,327
#*	REC Silicon ASA	26,008	14,577
	Sbanken ASA	11,013	83,690
#	Scatec Solar ASA	10,093	171,968
	Selvaag Bolig ASA	5,226	29,867
	Stolt-Nielsen, Ltd.	2,682	34,600
	Treasure ASA	1,741	2,650
	Veidekke ASA	11,063	139,327
	Wallenius Wilhelmsen ASA	7,933	20,962
	Wilh Wilhelmsen Holding ASA, Class A	1,434	22,519
#*	XXL ASA	7,246	9,236
TOTAL NORWAY			2,538,258
PORTUGAL — (0.4%)
	Altri SGPS SA	7,954	49,094
	Banco Comercial Portugues SA, Class R	915,426	194,181
	CTT-Correios de Portugal SA	16,912	54,892

VA International Small Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Mota-Engil SGPS SA	12,914	$24,186
	Navigator Co. SA (The)	29,096	104,409
	NOS SGPS SA	35,021	181,775
	REN - Redes Energeticas Nacionais SGPS SA	56,778	172,044
	Semapa-Sociedade de Investimento e Gestao	3,925	54,681
	Sonae Capital SGPS SA	9,999	8,526
	Sonae SGPS SA	128,614	119,642
TOTAL PORTUGAL			963,430
SINGAPORE — (1.2%)
	Accordia Golf Trust	65,600	31,650
	AEM Holdings, Ltd.	15,600	21,224
	Ascendas India Trust	80,400	92,889
	Banyan Tree Holdings, Ltd.	7,000	2,073
	Best World International, Ltd.	33,400	12,373
	Boustead Projects, Ltd.	6,600	4,583
	Boustead Singapore, Ltd.	40,300	22,420
	Bukit Sembawang Estates, Ltd.	22,400	74,060
	Bund Center Investment, Ltd.	27,000	11,648
	China Aviation Oil Singapore Corp., Ltd.	27,800	23,268
	China Sunsine Chemical Holdings, Ltd.	43,800	15,476
	Chip Eng Seng Corp., Ltd.	45,000	19,203
	Chuan Hup Holdings, Ltd.	87,000	14,251
*	COSCO Shipping International Singapore Co., Ltd.	175,500	34,931
*	Creative Technology, Ltd.	2,650	5,621
	CSE Global, Ltd.	40,000	14,882
	Del Monte Pacific, Ltd.	72,000	7,763
	Delfi, Ltd.	20,200	14,226
*	Ezion Holdings, Ltd.	243,320	1,444
#*	Ezra Holdings, Ltd.	229,921	1,746
	Far East Orchard, Ltd.	11,239	9,361
	First Resources, Ltd.	48,700	60,482
*	Fragrance Group, Ltd.	82,000	8,396
	Fraser and Neave, Ltd.	24,800	31,010
	Frencken Group, Ltd.	41,100	25,191
	GK Goh Holdings, Ltd.	17,813	10,950
	GL, Ltd.	53,000	30,647
	Golden Agri-Resources, Ltd.	590,000	90,221
	GuocoLand, Ltd.	28,200	37,768
*	Halcyon Agri Corp., Ltd.	25,666	8,547
	Haw Par Corp., Ltd.	12,100	108,163
	Hi-P International, Ltd.	20,600	19,208
	Ho Bee Land, Ltd.	20,400	34,193
	Hong Fok Corp., Ltd.	54,120	30,814
*	Hong Leong Asia, Ltd.	16,000	6,882
	Hong Leong Finance, Ltd.	26,300	49,983
	Hotel Grand Central, Ltd.	43,574	39,849
	Hour Glass, Ltd. (The)	27,500	15,479
	Hutchison Port Holdings Trust	459,200	73,296
	Hwa Hong Corp., Ltd.	59,000	13,876
*	Hyflux, Ltd.	27,500	3
	Indofood Agri Resources, Ltd.	28,000	6,554
	Japfa, Ltd.	32,120	12,880
	Keppel Infrastructure Trust	389,481	149,511
	Lian Beng Group, Ltd.	32,800	11,995
	Mandarin Oriental International, Ltd.	29,400	49,549
	Metro Holdings, Ltd.	49,200	32,032
*	Midas Holdings, Ltd.	114,000	3,007
*	mm2 Asia, Ltd.	48,000	7,520

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	NetLink NBN Trust	280,700	$207,709
	OUE, Ltd.	24,500	25,802
	Oxley Holdings, Ltd.	77,670	19,814
	Perennial Real Estate Holdings, Ltd.	20,600	7,625
*	Raffles Education Corp., Ltd.	63,960	3,748
	Raffles Medical Group, Ltd.	65,762	50,109
	Riverstone Holdings, Ltd.	30,400	23,316
	SBS Transit, Ltd.	8,500	22,531
	Sembcorp Industries, Ltd.	84,500	130,273
*	Sembcorp Marine, Ltd.	77,600	65,286
	Sheng Siong Group, Ltd.	66,800	60,142
	SIA Engineering Co., Ltd.	24,700	47,221
	SIIC Environment Holdings, Ltd.	58,600	10,084
	Sinarmas Land, Ltd.	108,000	18,408
	Singapore Post, Ltd.	144,800	94,711
#	Singapore Press Holdings, Ltd.	169,700	249,353
	Stamford Land Corp., Ltd.	21,000	7,690
	StarHub, Ltd.	45,300	47,770
	Straits Trading Co., Ltd.	7,100	10,603
	Sunningdale Tech, Ltd.	15,000	13,689
*	Swiber Holdings, Ltd.	17,249	258
	Tuan Sing Holdings, Ltd.	45,795	10,354
	UMS Holdings, Ltd.	31,250	21,275
	United Industrial Corp., Ltd.	16,800	34,593
	UOB-Kay Hian Holdings, Ltd.	35,091	31,085
	Valuetronics Holdings, Ltd.	29,800	15,808
	Venture Corp., Ltd.	21,700	256,244
	Vicom, Ltd.	2,200	12,440
	Wing Tai Holdings, Ltd.	45,470	66,522
	Yangzijiang Shipbuilding Holdings Ltd.	233,500	160,281
	Yeo Hiap Seng, Ltd.	2,482	1,664
*	Yongnam Holdings, Ltd.	26,250	2,855
TOTAL SINGAPORE			3,132,361
SPAIN — (2.3%)
	Acciona SA	3,199	363,106
	Acerinox SA	19,921	193,944
	Alantra Partners SA	1,872	31,832
	Almirall SA	6,094	90,127
*	Amper SA	88,071	25,072
	Applus Services SA	14,239	165,223
	Atresmedia Corp. de Medios de Comunicacion SA	10,142	34,414
	Azkoyen SA	2,184	15,561
#	Banco de Sabadell SA	99,404	89,568
	Bankia SA	38,937	70,761
	Bankinter SA	64,389	417,537
	Bolsas y Mercados Espanoles SHMSF SA	8,362	324,370
	Cia de Distribucion Integral Logista Holdings SA	3,876	86,974
	CIE Automotive SA	7,242	158,918
	Construcciones y Auxiliar de Ferrocarriles SA	2,580	114,667
	Ebro Foods SA	9,691	200,333
*	eDreams ODIGEO SA	10,043	49,177
	Elecnor SA	4,118	46,389
	Enagas SA	25,636	690,732
#	Ence Energia y Celulosa SA	19,579	79,204
	Ercros SA	14,096	40,465
	Euskaltel SA	12,030	113,361
	Faes Farma SA	36,616	199,544
*	Fluidra SA	4,554	55,974

VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Fomento de Construcciones y Contratas SA	7,020	$87,379
*	Global Dominion Access SA	11,493	42,072
	Grupo Catalana Occidente SA	7,270	238,752
*	Grupo Empresarial San Jose SA	2,273	16,245
#*	Grupo Ezentis SA	30,572	14,536
	Iberpapel Gestion SA	963	26,622
*	Indra Sistemas SA	14,501	166,528
	Laboratorios Farmaceuticos Rovi SA	1,642	45,236
	Liberbank SA	249,756	82,539
*	Masmovil Ibercom SA	8,802	184,128
	Mediaset Espana Comunicacion SA	15,385	84,235
	Melia Hotels International SA	16,151	129,707
	Miquel y Costas & Miquel SA	2,523	42,142
#*	Obrascon Huarte Lain SA	18,131	21,206
*	Pharma Mar SA	20,076	92,094
	Prim SA	846	11,211
*	Promotora de Informaciones SA, Class A	21,413	32,390
	Prosegur Cia de Seguridad SA	24,644	97,183
*	Quabit Inmobiliaria SA	9,552	11,213
*	Realia Business SA	40,885	40,819
	Sacyr S.A.	57,025	163,466
	Sacyr SA	1,239	3,559
*	Solaria Energia y Medio Ambiente SA	7,492	70,155
*	Talgo SA	12,111	80,070
*	Tecnicas Reunidas SA	3,329	81,030
	Tubacex SA	17,770	50,263
	Unicaja Banco SA	37,464	37,467
	Vidrala SA	2,149	230,580
	Viscofan SA	4,359	232,048
	Vocento SA	10,365	13,100
	Zardoya Otis SA	16,103	121,331
TOTAL SPAIN			6,206,559
SWEDEN — (3.3%)
	AcadeMedia AB	6,118	36,736
*	Adapteo Oyj	5,028	58,766
	AddLife AB, Class B	556	16,892
	AddNode Group AB	4,034	81,513
	AddTech AB, Class B	6,154	188,344
	AF POYRY AB	8,473	215,208
	Alimak Group AB	4,650	63,817
	Arjo AB, Class B	23,668	113,375
	Atrium Ljungberg AB, Class B	4,164	100,674
	Attendo AB	10,224	56,250
	Avanza Bank Holding AB	12,112	118,668
	Beijer Alma AB	4,864	73,641
	Beijer Electronics Group AB	3,083	18,044
	Beijer Ref AB	5,117	153,920
	Bergman & Beving AB	4,110	36,958
	Betsson AB	15,720	67,412
	Bilia AB, Class A	10,967	120,386
	BillerudKorsnas AB	16,078	206,600
	BioGaia AB, Class B	2,077	89,903
	Biotage AB	6,310	78,845
	Bonava AB, Class B	9,951	89,014
	Bravida Holding AB	20,665	188,372
	Bufab AB	4,911	67,158
	Bulten AB	1,365	10,153
	Bure Equity AB	8,278	184,321

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Byggmax Group AB	8,034	$23,963
	Catena AB	2,748	118,975
#	Clas Ohlson AB, Class B	4,505	47,752
	Cloetta AB, Class B	38,522	135,782
#*	Collector AB	3,491	10,972
	Concentric AB	5,416	86,534
	Coor Service Management Holding AB	5,059	46,262
	Corem Property Group AB, Class B	17,834	51,666
	Dios Fastigheter AB	12,748	117,557
	Dometic Group AB	13,365	121,547
	Duni AB	5,155	70,269
#	Dustin Group AB	7,661	59,229
	Eastnine AB	3,095	45,164
	Elanders AB, Class B	1,738	15,980
#*	Eltel AB	2,122	4,087
*	Enea AB	2,398	40,952
#	eWork Group AB	1,140	9,184
	Fagerhult AB	9,072	55,920
	FastPartner AB	4,631	48,849
	Fenix Outdoor International AG	523	55,856
#*	Fingerprint Cards AB, Class B	39,853	70,542
	Granges AB	10,797	99,741
	Gunnebo AB	9,405	24,460
	Haldex AB	4,760	24,160
	Heba Fastighets AB, Class B	4,330	39,740
	HIQ International AB	6,152	31,919
#	HMS Networks AB	2,545	43,965
#*	Hoist Finance AB	7,538	37,633
	Humana AB	3,640	23,361
*	International Petroleum Corp.	9,696	34,506
	Inwido AB	8,536	64,247
#*	ITAB Shop Concept AB, Class B	1,515	3,002
	JM AB	8,446	258,065
#	Kindred Group P.L.C.	23,558	119,773
	Klovern AB, Class B	70,588	177,036
	KNOW IT AB	2,857	58,313
	Kungsleden AB	23,412	249,531
	Lagercrantz Group AB, Class B	8,330	135,322
	Lindab International AB	14,073	159,252
	Loomis AB, Class B	4,645	168,202
*	Medivir AB, Class B	1,986	3,009
#*	Mekonomen AB	5,111	42,672
*	Modern Times Group MTG AB, Class B	3,411	33,998
#	Momentum Group AB, Class B	3,336	40,287
#	Mycronic AB	7,486	145,702
	NCC AB, Class B	3,150	58,844
	Nederman Holding AB	2,831	42,267
	New Wave Group AB, Class B	6,935	41,610
	Nobia AB	16,346	120,523
	Nobina AB	12,314	93,417
	Nolato AB, Class B	2,054	119,002
	Nordic Entertainment Group AB, Class B	1,728	52,434
	Nordic Waterproofing Holding A.S.	2,253	21,702
	NP3 Fastigheter AB	4,739	61,452
*	Nyfosa AB	21,554	210,986
	OEM International AB, Class B	1,480	37,459
*	Orexo AB	1,571	9,851
	Peab AB, Class B	13,157	132,084
	Platzer Fastigheter Holding AB, Class B	6,591	78,317

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Pricer AB, Class B	16,074	$35,555
	Proact IT Group AB	775	12,573
*	Qliro Group AB	9,126	6,686
	Ratos AB, Class B	27,304	95,919
*	RaySearch Laboratories AB	2,968	28,954
#	Recipharm AB, Class B	6,960	102,173
	Resurs Holding AB	11,633	64,384
	Rottneros AB	8,130	9,370
	Sagax AB, Class B	8,280	127,362
	Samhallsbyggnadsbolaget i Norden AB	91,349	225,214
#*	SAS AB	47,741	68,522
	Scandi Standard AB	8,278	63,611
	Scandic Hotels Group AB	7,382	78,298
	Sectra AB, Class B	2,449	100,778
	Semcon AB	1,445	9,930
	Sintercast AB	1,032	21,547
	SkiStar AB	6,071	66,804
	Sweco AB, Class B	3,413	131,795
	Systemair AB	2,722	49,604
	Thule Group AB	10,488	247,530
	Troax Group AB	4,497	60,964
	VBG Group AB, Class B	1,326	23,810
	Vitrolife AB	1,238	25,954
	Wihlborgs Fastigheter AB	16,126	308,877
TOTAL SWEDEN			8,736,070
SWITZERLAND — (5.2%)
	Allreal Holding AG	2,124	440,585
	ALSO Holding AG	779	127,184
#*	ams AG	9,406	382,233
	APG SGA SA	152	44,076
	Arbonia AG	6,387	76,689
*	Aryzta AG	77,285	77,472
	Ascom Holding AG	4,196	41,530
#	Autoneum Holding AG	308	35,461
	Banque Cantonale de Geneve	316	66,856
	Banque Cantonale Vaudoise	267	223,601
	Belimo Holding AG	57	399,652
	Bell Food Group AG	220	57,350
	Bellevue Group AG	1,225	35,668
	Berner Kantonalbank AG	559	132,894
	BKW AG	2,443	227,553
#	Bobst Group SA	950	49,810
	Bossard Holding AG, Class A	618	89,770
	Bucher Industries AG	839	280,580
	Burkhalter Holding AG	430	34,260
	Calida Holding AG	895	33,623
	Carlo Gavazzi Holding AG	62	15,832
	Cembra Money Bank AG	3,288	384,473
	Cicor Technologies, Ltd.	259	15,669
	Cie Financiere Tradition SA	144	16,440
	Clariant AG	2,111	47,518
	Coltene Holding AG	358	31,364
	Conzzeta AG	191	216,906
	Daetwyler Holding AG	816	146,930
	DKSH Holding AG	2,878	148,461
	dormakaba Holding AG	332	208,756
*	Dottikon Es Holding AG	12	7,618
	Dufry AG	4,411	382,387

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	EFG International AG	11,761	$72,785
	Emmi AG	260	252,120
	Energiedienst Holding AG	1,388	51,583
*	Evolva Holding SA	115,096	32,745
#	Feintool International Holding AG	183	9,771
	Flughafen Zurich AG	2,360	410,010
	Forbo Holding AG	130	223,116
*	GAM Holding AG	23,150	71,455
	Georg Fischer AG	507	497,203
	Gurit Holding AG	63	95,342
	Helvetia Holding AG	4,587	659,409
	Hiag Immobilien Holding AG	778	87,580
#*	HOCHDORF Holding AG	130	11,208
	Huber & Suhner AG	1,759	131,058
	Hypothekarbank Lenzburg AG	9	43,357
#	Implenia AG	2,488	101,423
	Inficon Holding AG	226	174,174
	Interroll Holding AG	80	156,366
	Intershop Holding AG	164	105,589
	Investis Holding SA	526	47,192
	Jungfraubahn Holding AG	418	71,386
	Kardex AG	792	135,025
#	Komax Holding AG	474	95,834
#	Kudelski SA	6,965	37,769
*	Lastminute.com NV	995	45,681
	LEM Holding SA	50	75,538
	Liechtensteinische Landesbank AG	1,370	92,014
	Logitech International SA	1,925	86,235
	Luzerner Kantonalbank AG	401	170,374
#*	Meier Tobler Group AG	174	2,930
	Metall Zug AG	26	59,339
	Mobilezone Holding AG	5,469	62,039
	Mobimo Holding AG	1,047	337,867
	OC Oerlikon Corp. AG	25,666	273,359
*	Orascom Development Holding AG	1,611	23,597
	Orior AG	755	69,369
	Phoenix Mecano AG	95	44,138
	Plazza AG, Class A	231	70,540
	PSP Swiss Property AG	5,203	786,730
	Rieter Holding AG	458	60,290
	Romande Energie Holding SA	46	60,695
	Schaffner Holding AG	70	14,003
*	Schmolz + Bickenbach AG	75,342	16,050
	Schweiter Technologies AG	138	170,849
	SFS Group AG	1,898	176,872
	Siegfried Holding AG	467	215,985
	St Galler Kantonalbank AG	390	185,703
	Sulzer AG	2,117	233,480
	Sunrise Communications Group AG	3,864	319,103
	Swiss Prime Site AG	390	47,613
	Swissquote Group Holding SA	1,186	71,643
	Thurgauer Kantonalbank	118	13,405
	TX Group AG	438	41,339
	u-blox Holding AG	1,047	93,943
	Valiant Holding AG	1,754	180,341
	Valora Holding AG	456	121,332
	Varia US Properties AG	277	12,450
	VAT Group AG	3,314	500,238
	Vaudoise Assurances Holding SA	144	86,038

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Vetropack Holding AG	30	$90,090
*	Von Roll Holding AG	1,435	1,251
	Vontobel Holding AG	4,114	286,608
	VP Bank AG	508	86,999
	VZ Holding AG	304	107,538
	Walliser Kantonalbank	485	56,159
	Warteck Invest AG	28	63,302
	Ypsomed Holding AG	395	57,342
	Zehnder Group AG	1,401	66,462
	Zug Estates Holding AG, Class B	26	64,482
	Zuger Kantonalbank AG	15	102,061
TOTAL SWITZERLAND			13,856,117
UNITED KINGDOM — (16.0%)
	4imprint Group P.L.C.	4,059	177,386
	888 Holdings P.L.C.	21,753	38,666
	A.G. Barr P.L.C.	11,359	90,732
	AA P.L.C.	61,811	39,032
	Advanced Medical Solutions Group PLC	3,253	12,098
	Aggreko P.L.C.	29,652	300,995
	Alliance Pharma P.L.C.	25,125	28,804
	Anglo Pacific Group P.L.C.	21,303	48,776
	Anglo-Eastern Plantations P.L.C.	1,293	9,390
	Arrow Global Group P.L.C.	17,804	62,298
	Ascential P.L.C.	7,749	37,250
	Ashmore Group P.L.C.	37,560	268,637
*	ASOS P.L.C.	1,398	56,552
	Avon Rubber P.L.C.	4,443	145,964
	B&M European Value Retail SA	69,610	333,777
	Babcock International Group P.L.C.	50,317	390,410
	Balfour Beatty P.L.C.	85,249	298,659
	Bank of Georgia Group P.L.C.	4,639	92,642
	Beazley P.L.C.	52,651	375,754
	Bellway P.L.C.	14,878	782,819
	Biffa P.L.C.	1,535	5,702
	Bloomsbury Publishing P.L.C.	9,642	36,100
	Bodycote P.L.C.	23,492	265,114
*	Boohoo Group P.L.C.	82,394	328,482
	Brewin Dolphin Holdings P.L.C.	56,636	269,236
	Britvic P.L.C.	28,735	350,608
	Burford Capital, Ltd.	3,837	31,870
*	Cairn Energy P.L.C.	122,323	273,235
*	Capita P.L.C.	49,008	94,035
	Capital & Counties Properties P.L.C.	84,443	270,972
	Card Factory P.L.C.	36,595	42,704
	CareTech Holdings P.L.C.	7,586	45,757
	Carr's Group P.L.C.	4,336	9,025
	Castings P.L.C.	4,744	26,847
	Centamin P.L.C.	133,441	239,331
	Central Asia Metals P.L.C.	4,212	11,242
	Chemring Group P.L.C.	40,809	146,416
	Chesnara P.L.C.	14,664	63,024
	Cineworld Group P.L.C.	74,014	172,756
*	Circassia Pharmaceuticals P.L.C.	12,752	4,644
	City of London Investment Group P.L.C.	1,712	10,144
	Clarkson P.L.C.	4,914	189,269
*	Clinigen Healthcare, Ltd.	905	11,589
	Clipper Logistics P.L.C.	3,172	10,852
	Close Brothers Group P.L.C.	22,610	422,087

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	CLS Holdings P.L.C.	19,418	$69,423
	CMC Markets P.L.C.	10,400	21,500
	Coats Group PLC	54,859	54,707
	Computacenter P.L.C.	9,400	222,415
	Consort Medical P.L.C.	6,095	80,622
	ConvaTec Group P.L.C.	118,261	323,982
	Costain Group P.L.C.	10,708	27,586
	Countryside Properties P.L.C.	45,655	293,663
*	Countrywide P.L.C.	271	1,357
	Cranswick P.L.C.	8,895	419,317
	Crest Nicholson Holdings P.L.C.	31,067	204,780
	CVS Group P.L.C.	2,854	43,171
	Daejan Holdings P.L.C.	1,099	75,405
	Daily Mail & General Trust P.L.C., Class A	15,598	167,388
	Dart Group P.L.C.	6,178	138,556
	De La Rue P.L.C.	13,471	24,918
	Devro P.L.C.	27,112	61,296
	DFS Furniture P.L.C.	18,806	69,174
*	Dialight P.L.C.	1,573	5,486
	Dignity P.L.C.	5,679	42,873
	Diploma P.L.C.	18,909	486,890
	DiscoverIE Group P.L.C.	8,605	64,905
	Dixons Carphone P.L.C.	90,246	161,264
	Domino's Pizza Group P.L.C.	57,872	235,700
	Drax Group P.L.C.	48,358	173,241
	Dunelm Group P.L.C.	9,198	140,931
*	EI Group P.L.C.	65,091	244,417
*	EKF Diagnostics Holdings P.L.C.	28,411	12,524
	Electrocomponents P.L.C.	71,675	626,140
	Elementis P.L.C.	101,146	170,476
	EMIS Group P.L.C.	3,520	53,428
*	EnQuest P.L.C.	139,312	43,887
	Equiniti Group P.L.C.	37,908	102,334
	Essentra P.L.C.	31,057	171,520
	Euromoney Institutional Investor P.L.C.	11,592	187,451
	FDM Group Holdings P.L.C.	7,070	91,578
	Ferrexpo P.L.C.	32,548	59,720
	Fevertree Drinks P.L.C.	9,440	171,381
	Findel P.L.C.	5,420	16,818
*	Firstgroup P.L.C.	218,529	356,448
	Forterra P.L.C.	10,171	44,194
*	Foxtons Group P.L.C.	34,139	37,494
*	Frasers Group P.L.C.	21,667	134,727
	Fuller Smith & Turner P.L.C., Class A	4,390	55,453
	Future P.L.C.	1	16
	G4S P.L.C.	172,346	443,526
	Galliford Try Holdings P.L.C.	12,367	24,319
	Games Workshop Group P.L.C.	5,956	520,533
*	Gamesys Group P.L.C.	7,493	73,356
	Gamma Communications P.L.C.	1,279	23,577
*	Gem Diamonds, Ltd.	14,716	11,958
	Genel Energy P.L.C.	14,140	34,224
	Genus P.L.C.	1,195	48,546
*	Georgia Capital P.L.C.	3,318	35,235
	Global Ports Holding P.L.C.	952	2,807
	Go-Ahead Group P.L.C. (The)	9,061	244,218
	GoCo Group P.L.C.	37,856	46,673
	Gooch & Housego P.L.C.	327	6,088
	Grafton Group P.L.C.	28,271	343,249

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Grainger P.L.C.	71,346	$278,569
	Greencore Group P.L.C.	81,784	264,562
	Greggs P.L.C.	12,305	365,664
	Gulf Keystone Petroleum, Ltd.	29,820	72,988
	GVC Holdings P.L.C.	6,400	74,002
	Gym Group P.L.C. (The)	13,715	53,574
	Halfords Group P.L.C.	23,225	50,153
	Hastings Group Holdings P.L.C.	29,838	70,885
	Hays P.L.C.	213,094	435,789
	Headlam Group P.L.C.	13,204	90,964
	Helical P.L.C.	12,533	79,215
	Henry Boot P.L.C.	13,323	58,256
	Highland Gold Mining, Ltd.	21,679	59,978
	Hill & Smith Holdings P.L.C.	14,461	270,525
	Hilton Food Group P.L.C.	5,673	78,717
	Hiscox, Ltd.	25,046	433,322
	Hochschild Mining P.L.C.	28,868	64,141
	Hollywood Bowl Group P.L.C.	14,164	54,658
	HomeServe P.L.C.	20,676	349,393
*	Horizon Discovery Group P.L.C.	13,910	29,076
	Hostelworld Group P.L.C.	3,747	7,482
	Howden Joinery Group P.L.C.	84,872	769,950
	Hunting P.L.C.	29,847	120,501
	Huntsworth P.L.C.	34,607	29,803
#*	Hurricane Energy P.L.C.	61,503	16,803
	Hyve Group P.L.C.	94,678	122,997
	Ibstock P.L.C.	41,807	160,400
*	IDOX P.L.C.	25,839	12,262
	IG Group Holdings P.L.C.	43,876	384,180
	IMI P.L.C.	31,889	463,531
	Inchcape P.L.C.	50,511	437,791
*	Indivior P.L.C.	64,365	32,175
	Intermediate Capital Group P.L.C.	31,925	732,182
	International Personal Finance P.L.C.	23,747	49,389
	iomart Group P.L.C.	5,162	25,927
*	IP Group P.L.C.	51,478	46,794
	IWG P.L.C.	82,435	479,877
	J D Wetherspoon P.L.C.	14,749	301,723
	James Fisher & Sons P.L.C.	6,723	174,846
	James Halstead P.L.C.	6,238	46,928
	John Laing Group P.L.C.	38,106	178,234
	John Menzies P.L.C.	11,780	67,034
	John Wood Group P.L.C.	54,769	271,102
	Johnson Service Group P.L.C.	8,968	24,894
	Jupiter Fund Management P.L.C.	40,646	206,223
*	Just Group P.L.C.	54,377	55,908
	Kainos Group P.L.C.	6,118	63,571
	KAZ Minerals P.L.C.	21,808	125,694
	Keller Group P.L.C.	12,297	135,295
#	Kier Group P.L.C.	31,248	36,937
	Kin & Carta P.L.C.	23,381	34,312
*	Lamprell P.L.C.	23,029	10,263
	Lancashire Holdings, Ltd.	24,613	243,046
	Liontrust Asset Management P.L.C.	3,244	57,653
	Lookers P.L.C.	40,298	29,486
	Low & Bonar P.L.C.	81,230	13,886
	LSL Property Services P.L.C.	11,392	46,058
	M&C Saatchi P.L.C.	3,423	4,512
	Macfarlane Group P.L.C.	6,000	8,559

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Man Group P.L.C.	190,011	$385,105
	Marshalls P.L.C.	23,707	247,026
	Marston's P.L.C.	82,294	113,910
	McBride P.L.C.	30,429	25,086
	McCarthy & Stone P.L.C.	44,347	86,362
	McColl's Retail Group P.L.C.	626	377
	Mears Group P.L.C.	19,018	76,484
	Mediclinic International P.L.C.	25,749	125,232
	Meggitt P.L.C.	47,492	422,493
*	Metro Bank P.L.C.	1,363	4,125
	Midwich Group P.L.C.	1,611	11,241
*	Mitchells & Butlers P.L.C.	30,648	161,610
	Mitie Group P.L.C.	57,884	101,229
	MJ Gleeson P.L.C.	4,098	51,833
	Moneysupermarket.com Group P.L.C.	59,239	254,286
	Morgan Advanced Materials P.L.C.	49,456	203,455
	Morgan Sindall Group P.L.C.	6,967	168,234
	Morses Club P.L.C.	4,600	7,663
	Motorpoint group P.L.C.	7,418	30,857
	MP Evans Group P.L.C.	799	7,492
	N Brown Group P.L.C.	29,795	32,175
	Naked Wines P.L.C.	7,043	19,474
	National Express Group P.L.C.	70,707	416,964
	NCC Group P.L.C.	31,420	89,027
	Next Fifteen Communications Group P.L.C.	1,654	11,043
	Non-Standard Finance P.L.C.	27,059	10,175
	Norcros P.L.C.	7,961	30,266
	Northgate P.L.C.	17,729	62,317
	Numis Corp. P.L.C.	6,616	24,934
	On the Beach Group P.L.C.	8,810	45,369
	OneSavings Bank P.L.C.	20,492	115,227
	Oxford Instruments P.L.C.	6,836	139,023
	Pagegroup P.L.C.	33,456	201,542
	Pan African Resources P.L.C.	263,769	45,240
	Paragon Banking Group P.L.C.	33,085	221,715
	Park Group P.L.C.	13,054	10,119
	PayPoint P.L.C.	7,784	102,471
	Pendragon P.L.C.	178,766	29,102
	Pennon Group P.L.C.	51,927	757,939
*	Petra Diamonds, Ltd.	139,574	17,514
	Petrofac, Ltd.	28,206	129,747
*	Petropavlovsk P.L.C.	432,055	103,541
	Pets at Home Group P.L.C.	63,261	235,215
	Pharos Energy P.L.C.	20,801	12,491
	Phoenix Group Holdings P.L.C.	23,251	232,105
	Photo-Me International P.L.C.	40,883	48,383
	Playtech P.L.C.	34,619	157,394
	Plus500, Ltd.	7,568	88,973
	Polar Capital Holdings P.L.C.	2,356	18,173
	Polypipe Group P.L.C.	24,923	177,887
	Porvair P.L.C.	3,538	36,668
	PPHE Hotel Group, Ltd.	814	21,490
*	Premier Foods P.L.C.	101,428	48,409
	Premier Miton Group P.L.C.	3,000	6,604
*	Premier Oil P.L.C.	87,623	115,671
	Provident Financial P.L.C.	13,265	81,266
*	PureTech Health P.L.C.	15,992	65,328
	PZ Cussons P.L.C.	28,826	73,464
	QinetiQ Group P.L.C.	63,787	296,319

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Quilter P.L.C.	194,448	$435,421
	Rank Group P.L.C.	17,299	65,198
	Rathbone Brothers P.L.C.	6,710	174,040
*	Raven Property Group, Ltd.	27,314	18,041
	Reach P.L.C.	48,158	84,307
	Redde P.L.C.	9,745	12,617
	Redrow P.L.C.	38,559	404,086
	Renew Holdings P.L.C.	4,833	31,922
	Renewi P.L.C.	163,917	77,031
	Renishaw P.L.C.	3,450	180,613
*	Renold P.L.C.	15,469	3,524
	Restaurant Group P.L.C. (The)	28,287	48,067
	Rhi Magnesita NV	1,651	70,665
	Rhi Magnesita NV	1,335	56,191
	Ricardo P.L.C.	10,119	102,653
	RM P.L.C.	8,839	33,194
	Robert Walters P.L.C.	9,655	76,800
*	Rockhopper Exploration P.L.C.	27,308	6,280
	Rotork P.L.C.	97,235	389,612
	Royal Mail P.L.C.	62,660	163,786
	RPS Group P.L.C.	39,439	90,525
	S&U P.L.C.	354	10,190
	Saga P.L.C.	103,064	56,866
*	San Leon Energy P.L.C.	13,775	4,753
	Sanne Group P.L.C.	5,284	41,908
*	Savannah Petroleum P.L.C.	69,764	16,374
	Savills P.L.C.	16,461	269,844
	Scapa Group P.L.C.	14,247	47,346
	SDL P.L.C.	12,706	103,426
	Senior P.L.C.	81,040	178,320
	Severfield P.L.C.	28,520	32,397
	SIG P.L.C.	110,955	135,273
	Signature Aviation P.L.C.	104,810	401,903
*	Sirius Minerals P.L.C.	44,278	3,199
	Smart Metering Systems P.L.C.	2,574	17,481
	Softcat P.L.C.	10,872	165,559
	Sophos Group P.L.C.	2,149	15,787
	Spectris P.L.C.	16,230	565,128
	Speedy Hire P.L.C.	40,705	42,767
	Spire Healthcare Group P.L.C.	9,430	16,338
	Spirent Communications P.L.C.	86,637	253,084
*	Sportech P.L.C.	13,686	5,789
	SSP Group P.L.C.	53,386	453,101
	St. Modwen Properties P.L.C.	33,188	215,616
	Stagecoach Group P.L.C.	35,849	64,535
	SThree P.L.C.	13,227	63,593
	Stobart Group, Ltd.	37,553	50,482
	Stock Spirits Group P.L.C.	24,762	66,469
	Strix Group P.L.C.	11,774	28,119
	STV Group P.L.C.	2,950	16,287
	Superdry P.L.C.	4,673	23,594
	Synthomer P.L.C.	54,123	241,049
	T Clarke P.L.C.	3,989	6,985
	TalkTalk Telecom Group P.L.C.	65,683	102,627
	Tate & Lyle P.L.C.	97,587	1,020,126
	Ted Baker P.L.C.	5,303	15,735
	Telecom Plus P.L.C.	8,996	179,116
*	Telit Communications P.L.C.	10,362	20,701
	Topps Tiles P.L.C.	21,096	21,662

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	TP ICAP P.L.C.	70,028	$366,173
	Travis Perkins P.L.C.	30,403	621,041
	Trifast P.L.C.	13,605	34,331
	TT Electronics P.L.C.	18,437	57,711
	Tullow Oil P.L.C.	184,058	122,093
	Tyman P.L.C.	5,033	18,090
	U & I Group P.L.C.	21,649	51,148
	UDG Healthcare P.L.C.	20,860	206,333
	Ultra Electronics Holdings P.L.C.	11,545	343,846
	Urban & Civic P.L.C.	4,334	20,758
	Vectura Group P.L.C.	73,435	91,012
	Vertu Motors P.L.C.	37,928	18,278
	Vesuvius P.L.C.	26,623	152,898
	Victrex P.L.C.	13,540	395,107
*	Virgin Money UK P.L.C.	74,935	161,885
	Vistry Group P.L.C.	34,029	619,468
	Vitec Group P.L.C. (The)	4,188	56,781
	Volex P.L.C.	1,534	3,335
	Volution Group P.L.C.	11,784	37,609
	Vp P.L.C.	3,850	50,568
	Watkin Jones P.L.C.	6,122	19,964
	Weir Group P.L.C (The)	2,476	43,940
	WH Smith P.L.C.	12,939	407,613
	William Hill P.L.C.	150,812	344,391
	Wilmington P.L.C.	6,879	22,139
	Wincanton P.L.C.	15,401	59,883
*	Wizz Air Holdings P.L.C.	622	34,286
*	Xaar P.L.C.	10,372	5,340
	XP Power, Ltd.	1,056	49,880
TOTAL UNITED KINGDOM			42,962,053
UNITED STATES — (0.0%)
*	Sundance Energy, Inc.	958	10,390
TOTAL COMMON STOCKS			253,194,239
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Biotest AG	2,447	58,061
	Draegerwerk AG & Co. KGaA	1,057	61,628
	Fuchs Petrolub SE	6,347	281,290
	Jungheinrich AG	5,624	123,484
	Sixt SE	1,905	132,139
	STO SE & Co. KGaA	368	43,141
	Villeroy & Boch AG	1,074	18,222
TOTAL GERMANY			717,965
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Emeco Holdings, Ltd. Rights 02/14/20	3,312	488
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	2,073	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	19,894	13,130

VA International Small Portfolio
CONTINUED
		Shares	Value»

CANADA — (Continued)
*	Tervita Corp. Warrants 07/19/20	155	$1
TOTAL CANADA			13,131
HONG KONG — (0.0%)
*	Guotai Junan International Holdings Ltd. Rights 09/03/20	107,466	0
NORWAY — (0.0%)
*	XXL ASA Rights 10/25/19	797	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	61,932	0
TOTAL RIGHTS/WARRANTS			13,619
TOTAL INVESTMENT SECURITIES (Cost $245,971,569)			253,925,823

			Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§	The DFA Short Term Investment Fund	1,194,665	13,824,659
TOTAL INVESTMENTS — (100.0%)
(Cost $260,410,047)^^			$267,750,482
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,069	$15,894,916	—	$15,902,985
Austria	—	3,463,573	—	3,463,573
Belgium	165,073	3,841,264	—	4,006,337
Canada	23,353,012	77,425	—	23,430,437
China	—	25,928	—	25,928
Denmark	—	5,033,886	—	5,033,886
Finland	—	6,325,411	—	6,325,411
France	—	10,978,067	—	10,978,067
Germany	—	16,035,530	—	16,035,530
Hong Kong	—	6,062,390	—	6,062,390
Ireland	—	713,123	—	713,123
Israel	—	3,344,429	—	3,344,429
Italy	—	10,852,339	—	10,852,339
Japan	52,909	59,897,307	—	59,950,216
Netherlands	—	7,049,382	—	7,049,382
New Zealand	—	1,614,968	—	1,614,968
Norway	—	2,538,258	—	2,538,258
Portugal	—	963,430	—	963,430
Singapore	—	3,132,361	—	3,132,361
Spain	—	6,206,559	—	6,206,559
Sweden	34,506	8,701,564	—	8,736,070
Switzerland	—	13,856,117	—	13,856,117
United Kingdom	—	42,962,053	—	42,962,053
United States	10,390	—	—	10,390

VA International Small Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$717,965	—	$717,965
Rights/Warrants
Australia	—	488	—	488
Canada	—	13,131	—	13,131
Securities Lending Collateral	—	13,824,659	—	13,824,659
TOTAL	$23,623,959	$244,126,523	—	$267,750,482

VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (1.5%)
	Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)	1.714%, 04/16/21	5,000	$5,001,875
BONDS — (29.9%)
	African Development Bank
	1.875%, 03/16/20	2,950	2,950,915
	African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	1.763%, 12/15/21	6,000	5,990,520
	Apple, Inc.
(r)	1.971%, 05/11/20	800	800,146
	Apple, Inc., 3M USD LIBOR + 0.250%, FRN
(r)	2.151%, 02/07/20	500	500,017
	Bank of Montreal
	3.100%, 07/13/20	750	754,605
	Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)	2.334%, 06/15/20	3,710	3,716,135
	Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)	2.308%, 04/13/21	204	204,811
	Bank of Nova Scotia (The)
	2.350%, 10/21/20	1,783	1,791,560
	Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)	2.162%, 01/08/21	1,000	1,001,558
	BNG Bank NV
Ω	2.500%, 02/28/20	500	500,261
	2.500%, 02/28/20	1,000	1,000,522
	1.750%, 03/24/20	790	790,103
	BNG Bank NV, 3M USD LIBOR + 0.100%, FRN
(r)Ω	1.938%, 07/14/20	1,000	1,000,490
	Caisse d'Amortissement de la Dette Sociale
	2.000%, 04/17/20	1,500	1,500,975
	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.310%, FRN
(r)	2.210%, 10/05/20	890	891,295
	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
(r)	2.078%, 02/02/21	3,990	3,996,772
		Face Amount	Value†
		(000)

Chevron Corp.
	1.991%, 03/03/20	750	$750,141
#(r)	2.115%, 03/03/20	500	500,154
Council Of Europe Development Bank
	1.625%, 03/10/20	2,473	2,472,975
CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR + 0.030%, FRN
(r)Ω	1.873%, 10/16/20	2,000	2,000,950
Equinor ASA
	2.900%, 11/08/20	2,000	2,019,415
Erste Abwicklungsanstalt
	2.500%, 03/13/20	400	400,346
EUROFIMA
	1.750%, 05/29/20	396	395,964
European Investment Bank
(r)Ω	2.045%, 03/24/21	1,000	1,001,073
Export Development Canada
Ω	2.300%, 02/10/20	1,820	1,820,181
FMS Wertmanagement
	2.250%, 02/03/20	1,000	1,000,000
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)	2.051%, 10/15/20	800	801,264
Kommunalbanken A.S.
Ω	2.500%, 04/17/20	300	300,471
	2.500%, 04/17/20	1,300	1,302,041
Kommunalbanken A.S., 3M USD LIBOR + 0.040%, FRN
(r)Ω	1.927%, 03/12/21	1,000	1,000,229
Kommunalbanken A.S., 3M USD LIBOR + 0.330%, FRN
(r)Ω	2.224%, 06/16/20	1,000	1,001,318
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	1.927%, 03/12/21	850	850,195
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.330%, FRN
(r)	2.224%, 06/16/20	1,000	1,001,318
Kommunekredit
	1.625%, 06/12/20	1,300	1,299,558
Kommuninvest I Sverige AB
	1.750%, 03/19/20	1,850	1,850,204
Merck & Co., Inc.
(r)	2.276%, 02/10/20	1,672	1,672,053

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Municipality Finance P.L.C.
	1.500%, 03/23/20	268	$267,940
	Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.170%, FRN
(r)	2.064%, 02/07/20	900	900,018
	Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	1.954%, 02/17/21	2,200	2,200,484
	Nederlandse Waterschapsbank NV
#(r)Ω	1.940%, 02/24/20	1,160	1,160,220
	1.625%, 03/04/20	500	500,000
	Novartis Capital Corp.
	1.800%, 02/14/20	200	199,996
	4.400%, 04/24/20	958	963,518
	NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)	1.944%, 02/08/21	3,200	3,199,136
	Oesterreichische Kontrollbank AG
	1.375%, 02/10/20	1,376	1,375,947
	Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	1.904%, 09/15/20	4,000	3,999,613
	Province of Ontario Canada
	4.400%, 04/14/20	1,864	1,873,562
	Royal Bank of Canada
	2.125%, 03/02/20	1,950	1,950,624
	2.150%, 03/06/20	1,000	1,000,410
	2.150%, 10/26/20	1,231	1,235,297
	Royal Bank of Canada, 3M USD LIBOR + 0.240%, FRN
(r)	2.034%, 10/26/20	477	477,586
	Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)	2.159%, 04/30/21	2,000	2,007,737
	Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.380%, FRN
#(r)	2.287%, 03/02/20	923	923,366
	Shell International Finance BV
	4.375%, 03/25/20	500	501,960
	2.125%, 05/11/20	1,400	1,401,675
	Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r)	2.351%, 05/11/20	2,604	2,607,001
		Face Amount	Value†
		(000)

	Toronto-Dominion Bank (The)
	3.000%, 06/11/20	1,300	$1,305,650
	Toronto-Dominion Bank (The), 3M USD LIBOR + 0.240%, FRN
(r)	2.034%, 01/25/21	2,000	2,002,964
	Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)	2.160%, 09/17/20	3,760	3,765,978
	Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
#(r)	2.168%, 06/11/20	1,800	1,802,059
	Total Capital SA
	4.450%, 06/24/20	998	1,007,835
	Toyota Motor Credit Corp.
	2.150%, 03/12/20	677	677,337
	Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r)	2.069%, 09/18/20	1,000	1,000,782
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r)	2.045%, 08/21/20	500	500,175
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)	2.412%, 01/08/21	969	972,750
	Walmart, Inc.
	2.850%, 06/23/20	708	711,367
	Walmart, Inc., 3M USD LIBOR + 0.230%, FRN
(r)	2.158%, 06/23/21	1,330	1,333,655
	Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	1.968%, 06/23/20	2,902	2,902,749
	TOTAL BONDS		97,559,926
U.S. TREASURY OBLIGATIONS — (7.4%)
	U.S. Treasury Bills
#	0.000%, 03/24/20	1,000	997,892
	0.000%, 04/02/20	4,000	3,989,981
	U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
#(r)	1.651%, 01/31/21	1,000	1,000,324
	U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r)	1.675%, 04/30/21	6,000	6,002,158

VA Short-Term Fixed Portfolio
CONTINUED
	Face Amount	Value†
	(000)

U.S. Treasury Notes, 3M USTMMR + 0.220%, FRN
(r) 1.756%, 07/31/21	12,000	$12,018,766
TOTAL U.S. TREASURY OBLIGATIONS		24,009,121
CERTIFICATES OF DEPOSIT — (3.6%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.190%, FRN
(r) 2.077%, 03/06/20	4,000	4,000,954
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r) 1.969%, 02/27/20	1,800	1,800,180
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR + 0.190%, FRN
(r) 2.079%, 03/11/20	2,000	2,000,555
Canadian Imperial Bank of Commerce, Floating Rate Note, 1M USD LIBOR + 0.170%, FRN
(r) 1.862%, 05/08/20	1,000	1,000,440
Canadian Imperial Bank of Commerce, Floating Rate Note, 1M USD LIBOR + 0.180%, FRN
(r) 1.914%, 04/06/20	1,000	1,000,289
Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 1M USD LIBOR + 0.140%, FRN
(r) 1.793%, 10/22/20	2,000	2,000,177
TOTAL CERTIFICATES OF DEPOSIT		11,802,595
TOTAL INVESTMENT SECURITIES (Cost $138,209,953)		138,373,517

COMMERCIAL PAPER — (53.2%)
	Bank of Nova Scotia (The) 1.885%, 03/06/20	2,500	2,496,140
Banque Et Caisse d’Epargne de l’Etat
	1.600%, 02/18/20	7,500	7,494,135
	1.700%, 05/21/20	2,000	1,989,862
BNG Bank NV
Ω	1.850%, 03/31/20	5,000	4,987,250
Ω	1.720%, 06/10/20	1,000	994,152
		FaceAmount	Value†
		(000)
Caisse Des Depots Et Consignations
Ω	1.711%, 04/09/20	2,000	$1,993,744
Ω	1.711%, 04/22/20	7,500	7,471,830
Chevron Corp.
Ω	1.580%, 02/04/20	5,000	4,999,137
Ω	1.580%, 02/06/20	2,000	1,999,483
Ω	CPPIB Capital, Inc. 1.640%, 04/21/20	2,000	1,992,733
DBS Bank Ltd.
	1.810%, 02/18/20	2,000	1,998,366
	1.650%, 03/06/20	700	698,877
Ω	1.720%, 03/25/20	1,175	1,172,092
Ω	1.700%, 04/03/20	2,500	2,492,759
Ω	1.680%, 06/15/20	750	745,096
Eli Lilly & Co.
Ω	1.590%, 02/03/20	5,000	4,999,348
Ω	1.580%, 02/05/20	1,000	999,783
Ω	Equinor ASA 1.750%, 02/20/20	5,000	4,995,667
Ω	Equipment Intermediation 1.731%, 04/17/20	2,000	1,993,121
Erste Abwicklungsanstalt
Ω	1.820%, 02/10/20	3,000	2,998,693
	1.710%, 04/09/20	4,000	3,987,450
Ω	1.730%, 05/14/20	500	497,618
	European Investment Bank 1.635%, 03/17/20	3,000	2,993,943
Kreditanstalt Fuer Wiederaufbau
Ω	1.710%, 02/19/20	4,000	3,996,686
	1.720%, 02/19/20	5,000	4,995,857
Landesbank Hessen-Thuringen
Ω	1.740%, 03/20/20	2,000	1,995,658
Ω	1.716%, 06/17/20	2,000	1,987,227
	1.700%, 07/13/20	500	496,196
	LANDESBANK HESSEN-THURINGEN 1.590%, 03/03/20	5,000	4,993,009
Nederlandse Waterschapsbank NV
Ω	1.885%, 03/17/20	5,000	4,989,771
Ω	1.711%, 04/22/20	1,000	996,226
Ω	Nederlandse Wtrschbnk 1.950%, 02/19/20	2,000	1,998,354
Ω	Nestle Cap Corp 1.650%, 03/18/20	4,000	3,992,141
Ω	Nestle Cap Corp. 1.680%, 02/04/20	5,000	4,999,111
NRW Bank
Ω	1.710%, 04/21/20	2,000	1,992,661
Ω	1.680%, 05/22/20	3,000	2,984,693

VA Short-Term Fixed Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
Oesterreichische Kontrollbank AG
	1.760%, 03/04/20	1,500	$1,497,828
	1.660%, 05/26/20	2,600	2,586,646
Pfizer, Inc.
Ω	1.700%, 02/04/20	2,000	1,999,652
	1.800%, 02/04/20	500	499,913
	1.630%, 04/16/20	2,000	1,993,713
Ω	Province of Alberta 1.720%, 02/10/20	3,000	2,998,703
	Province of Britsh Columbia 1.900%, 02/21/20	3,500	3,496,835
Ω	Province of Quebec Canada 1.705%, 02/11/20	5,000	4,997,548
PSP Capital, Inc.
Ω	1.738%, 04/17/20	900	896,905
Ω	1.718%, 07/20/20	1,250	1,240,084
Queensland Treasury Corp.
	1.630%, 05/14/20	3,000	2,985,951
	1.730%, 07/01/20	6,000	5,957,491
Sanofi
Ω	1.640%, 03/18/20	3,000	2,993,698
Ω	1.680%, 03/31/20	4,000	3,989,333
Ω	Shell International Finance BV 1.750%, 09/28/20	4,000	3,953,380
	Svensk Exportkredit AB 1.731%, 04/03/20	6,000	5,983,714
Ω	Toronto-Dominion Bank (The) 1.680%, 04/23/20	750	747,221
Total Capital Canada Ltd.
Ω	1.670%, 02/03/20	1,000	999,872
Ω	1.730%, 03/02/20	5,000	4,993,206
Ω	1.690%, 04/23/20	2,000	1,992,539
Ω	United Overseas Bank Ltd. 1.700%, 03/24/20	3,500	3,492,065
United Overseas Bank, Ltd.
Ω	1.884%, 02/25/20	2,500	2,497,339
	1.850%, 02/25/20	3,500	3,496,274
TOTAL COMMERCIAL PAPER			173,698,779

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (2.0%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	6,613,697	$6,613,697
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	333,194	3,855,716

	Face Amount
	(000)
REPURCHASE AGREEMENTS — (1.2%)
JPMorgan Chase & Co. 1.57% 02/03/2020, (Purchased on 01/31/20, Proceeds at maturity $927,800, collateralized by U.S. Treasury Securities, 0.13%, 07/15/24, Market Value $1,020,068)	$1,000	1,000,000
RBC Dominion Securities, Inc. 1.57% 02/03/2020, (Purchased on 01/31/20, Proceeds at maturity $2,783,300, collateralized by U.S. Treasury Securities, 0.13%, 07/15/24, Market Value $3,060,095)	3,000	3,000,000
TOTAL REPURCHASE AGREEMENTS		4,000,000
TOTAL INVESTMENTS — (100.0%)
(Cost $326,364,563)^^		$326,541,709

Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$5,001,875	—	$5,001,875
Bonds	—	97,559,926	—	97,559,926

VA Short-Term Fixed Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$24,009,121	—	$24,009,121
Certificates of Deposit	—	11,802,595	—	11,802,595
Commercial Paper	—	173,698,779	—	173,698,779
Temporary Cash Investments	$6,613,697	—	—	6,613,697
Securities Lending Collateral	—	3,855,716	—	3,855,716
Repurchase Agreements	—	4,000,000	—	4,000,000
TOTAL	$6,613,697	$319,928,012	—	$326,541,709

VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (95.3%)
AUSTRALIA — (0.9%)
	ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	700	$788,391
	National Australia Bank, Ltd.
	0.350%, 09/07/22	EUR	1,650	1,854,643
	Westpac Banking Corp.
	0.250%, 01/17/22	EUR	600	670,434
	2.625%, 12/14/22	GBP	400	551,805
	TOTAL AUSTRALIA			3,865,273
AUSTRIA — (2.1%)
	OeBB-Infrastruktur AG
	3.500%, 10/19/20	EUR	500	570,080
	Oesterreichische Kontrollbank AG
	0.750%, 03/07/22	GBP	1,836	2,423,153
	Republic of Austria Government Bond
Ω	0.000%, 07/15/23	EUR	5,039	5,706,116
	TOTAL AUSTRIA			8,699,349
BELGIUM — (3.4%)
	Dexia Credit Local SA
	0.250%, 03/19/20	EUR	350	388,459
	2.000%, 01/22/21	EUR	2,300	2,609,942
	0.250%, 06/02/22	EUR	2,900	3,263,548
	1.125%, 06/15/22	GBP	2,300	3,058,091
	0.250%, 06/01/23	EUR	2,400	2,714,410
	Euroclear Bank SA
	0.250%, 09/07/22	EUR	400	447,980
	Kingdom of Belgium Government Bond
	2.250%, 06/22/23	EUR	1,350	1,643,270
	TOTAL BELGIUM			14,125,700
CANADA — (19.4%)
	Bank of Montreal
	1.880%, 03/31/21	CAD	11,000	8,317,742
	0.250%, 11/17/21	EUR	400	447,041
(r)	0.102%, 09/28/21	EUR	1,520	1,696,200
(r)	0.105%, 03/14/22	EUR	600	669,808
(r)	1.835%, 10/06/22	AUD	800	539,046
	Bank of Nova Scotia (The)
	2.130%, 06/15/20	CAD	2,000	1,512,680
	3.270%, 01/11/21	CAD	2,500	1,913,915
(r)	2.259%, 04/20/21		5,000	5,019,021
	2.700%, 03/07/22		1,076	1,102,149
	0.375%, 04/06/22	EUR	500	560,414
	Canada Housing Trust No 1
Ω	1.450%, 06/15/20	CAD	4,000	3,020,130
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Canadian Government Bond
	1.500%, 03/01/20	CAD	10,000	$7,555,388
	Canadian Imperial Bank of Commerce
	1.850%, 07/14/20	CAD	4,000	3,022,518
(r)	2.210%, 10/05/20		500	500,728
	1.900%, 04/26/21	CAD	2,400	1,814,635
	0.750%, 03/22/23	EUR	1,900	2,166,364
	Export Development Canada Floating Rate Note
(r)	1.037%, 05/29/24	GBP	1,000	1,321,187
	Manitoba, Province of Canada
	0.750%, 12/15/21	GBP	500	657,519
	Province of Manitoba Canada
	4.750%, 02/11/20	CAD	3,200	2,418,957
	1.500%, 12/15/22	GBP	150	201,265
	Province of Ontario Canada
	4.200%, 06/02/20	CAD	10,000	7,618,180
	3.000%, 09/28/20	EUR	781	885,398
	3.150%, 06/02/22	CAD	1,550	1,212,254
	Province of Quebec Canada
	0.875%, 05/24/22	GBP	800	1,056,541
	Quebec, Province of Canada
	2.375%, 01/22/24	EUR	1,000	1,227,946
	Royal Bank of Canada
	1.920%, 07/17/20	CAD	8,500	6,424,841
	2.860%, 03/04/21	CAD	1,000	764,009
(r)	2.160%, 04/30/21		270	271,044
	1.968%, 03/02/22	CAD	4,611	3,492,988
	Royal Bank of Canada Floating Rate Note
(r)	0.110%, 07/24/20	EUR	800	889,236
	Toronto-Dominion Bank (The)
	1.693%, 04/02/20	CAD	1,000	755,425
	2.563%, 06/24/20	CAD	2,000	1,515,279
	0.625%, 03/08/21	EUR	882	987,611
	1.994%, 03/23/22	CAD	9,500	7,200,877
	0.625%, 07/20/23	EUR	1,344	1,530,760
	TOTAL CANADA			80,289,096
DENMARK — (3.7%)
	Denmark Government Bond
	1.500%, 11/15/23	DKK	55,000	8,844,389
	Kommunekredit
	0.000%, 09/08/22	EUR	1,072	1,201,858
	0.250%, 03/29/23	EUR	3,000	3,396,819
	0.125%, 08/28/23	EUR	1,611	1,820,018
	TOTAL DENMARK			15,263,084
FINLAND — (2.1%)
	Finland Government Bond
Ω	0.000%, 09/15/23	EUR	5,079	5,758,453

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
FINLAND — (Continued)
OP Corporate Bank P.L.C.
0.750%, 03/03/22	EUR	2,700	$3,050,525
TOTAL FINLAND			8,808,978
FRANCE — (6.8%)
Agence Francaise de Developpement
0.125%, 04/30/22	EUR	1,700	1,907,028
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 2.005%, 06/07/21		1,600	1,596,572
Bpifrance Financement SA
0.100%, 02/19/21	EUR	300	334,349
Caisse d'Amortissement de la Dette Sociale
4.250%, 04/25/20	EUR	150	168,086
0.125%, 11/25/22	EUR	1,800	2,029,811
0.125%, 10/25/23	EUR	3,700	4,190,764
Caisse des Depots et Consignations
1.000%, 01/25/21	GBP	600	793,230
Sanofi Floating Rate Note
(r) 0.000%, 03/21/20	EUR	1,800	1,997,231
0.000%, 03/21/22	EUR	1,700	1,897,545
0.500%, 03/21/23	EUR	6,600	7,483,411
SNCF Reseau
6.000%, 10/12/20	EUR	142	164,334
Total Capital International SA Floating Rate Note
(r) 0.000%, 03/19/20	EUR	200	221,908
2.125%, 03/15/23	EUR	1,600	1,902,937
0.250%, 07/12/23	EUR	900	1,013,816
Unedic Asseo
0.125%, 03/05/20	EUR	250	277,357
0.875%, 10/25/22	EUR	1,800	2,065,968
2.250%, 04/05/23	EUR	100	120,310
TOTAL FRANCE			28,164,657
GERMANY — (10.0%)
Deutsche Bahn Finance GMBH
3.750%, 06/01/21	EUR	1,229	1,435,044
4.375%, 09/23/21	EUR	500	596,491
FMS Wertmanagement
1.125%, 09/07/23	GBP	800	1,071,337
Kreditanstalt fuer Wiederaufbau
1.000%, 10/12/21	NOK	5,000	538,740
0.125%, 06/03/22	SEK	4,000	414,028
2.125%, 08/15/23	EUR	2,800	3,393,812
0.000%, 09/15/23	EUR	3,964	4,473,571
0.125%, 11/07/23	EUR	1,250	1,417,978
		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Land Baden-Wuerttemberg Floating Rate Note
(r) 0.370%, 07/19/21	EUR	260	$291,517
Land Berlin
0.250%, 07/15/20	EUR	125	139,038
Landeskreditbank Baden-Wuertteberg Foerderbank Floating Rate Note
(r) 0.000%, 04/24/20	EUR	500	555,057
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r) 2.067%, 09/27/21		400	400,548
0.875%, 03/07/22	GBP	100	132,230
Landwirtschaftliche Rentenbank
2.625%, 06/17/20	NOK	6,000	654,799
0.050%, 06/12/23	EUR	3,900	4,400,856
4.250%, 01/09/25	AUD	1,000	769,741
Landwirtschaftliche Rentenbank Floating Rate Note
(r) 0.000%, 01/15/21	EUR	500	557,114
NRW Bank
(r) 1.944%, 02/08/21		600	599,838
0.000%, 11/11/22	EUR	500	560,563
0.125%, 03/10/23	EUR	2,500	2,820,197
0.125%, 07/07/23	EUR	6,250	7,055,898
State of North Rhine-Westphalia Germany
1.250%, 03/13/20	EUR	1,500	1,666,462
0.000%, 12/05/22	EUR	4,080	4,580,588
0.375%, 02/16/23	EUR	1,350	1,533,474
State of North Rhine-Westphalia Germany Floating Rate Note
(r) 0.761%, 10/29/21	GBP	1,000	1,319,218
TOTAL GERMANY			41,378,139
JAPAN — (3.9%)
Total Capital Canada, Ltd.
1.875%, 07/09/20	EUR	1,400	1,567,149
1.125%, 03/18/22	EUR	2,500	2,854,006
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	1,000	758,010
2.020%, 02/28/22	CAD	8,150	6,171,559
2.350%, 07/18/22	CAD	800	610,796
Toyota Finance Australia, Ltd.
0.500%, 04/06/23	EUR	1,400	1,584,887
Toyota Motor Credit Corp.
1.800%, 07/23/20	EUR	500	559,879
0.000%, 07/21/21	EUR	200	222,545
2.600%, 01/11/22		975	993,316
0.750%, 07/21/22	EUR	810	920,303

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
JAPAN — (Continued)
2.375%, 02/01/23	EUR	43	$51,373
TOTAL JAPAN			16,293,823
NETHERLANDS — (5.5%)
BNG Bank NV
1.500%, 04/15/20	EUR	399	444,148
1.000%, 06/17/22	GBP	2,000	2,651,833
0.250%, 02/22/23	EUR	600	679,361
0.050%, 07/11/23	EUR	6,333	7,137,168
Cooperatieve Rabobank UA
2.750%, 01/10/22		1,050	1,071,694
4.750%, 06/06/22	EUR	300	371,316
0.500%, 12/06/22	EUR	2,213	2,501,666
Nederlandse Waterschapsbank NV
0.125%, 09/25/23	EUR	200	226,364
Shell International Finance BV
1.625%, 03/24/21	EUR	1,220	1,381,725
1.250%, 03/15/22	EUR	2,292	2,623,985
1.000%, 04/06/22	EUR	2,450	2,790,318
2.375%, 08/21/22		910	926,532
TOTAL NETHERLANDS			22,806,110
NORWAY — (3.5%)
Equinor ASA
2.000%, 09/10/20	EUR	714	802,621
5.625%, 03/11/21	EUR	1,000	1,180,077
0.875%, 02/17/23	EUR	2,250	2,568,540
Kommunalbanken A.S.
0.875%, 12/08/20	GBP	500	660,319
0.125%, 03/21/22	SEK	12,000	1,244,302
1.125%, 11/30/22	GBP	150	200,142
1.500%, 12/15/23	GBP	500	678,004
(r) 1.871%, 04/15/21		1,000	1,000,051
(r) 2.015%, 09/08/21		3,908	3,912,525
Kommunalbanken AS
1.125%, 12/15/21	GBP	1,500	1,991,169
TOTAL NORWAY			14,237,750
SINGAPORE — (3.0%)
DBS Bank, Ltd. Floating Rate Note
(r) 1.526%, 09/13/22	AUD	1,000	670,093
Monetary Authority of Singapore Bill
0.000%, 03/20/20	SGD	7,000	5,119,850
0.000%, 04/03/20	SGD	3,000	2,192,960
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r) 1.515%, 10/06/20	AUD	1,000	670,286
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	1,970	2,217,456
		Face Amount^	Value†
		(000)
SINGAPORE — (Continued)
United Overseas Bank, Ltd. Floating Rate Note
(r) 1.414%, 07/25/22	AUD	2,500	$1,670,678
TOTAL SINGAPORE			12,541,323
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.3%)
African Development Bank
0.250%, 01/24/24	EUR	500	569,519
Asian Development Bank Floating Rate Note
(r) 0.971%, 02/01/22	GBP	3,500	4,625,022
(r) 1.001%, 03/19/24	GBP	854	1,127,526
Asian Development Bank
0.200%, 05/25/23	EUR	5,700	6,461,036
Council Of Europe Development Bank
0.375%, 10/27/22	EUR	150	170,291
0.125%, 05/25/23	EUR	2,885	3,262,346
EUROFIMA
(r) 2.000%, 11/15/21		400	399,972
EUROFIMA Floating Rate Note
(r) 1.988%, 03/11/22		500	500,005
European Bank for Reconstruction & Development Floating Rate Note
(r) 1.011%, 02/28/24	GBP	1,498	1,978,741
European Financial Stability Facility
0.500%, 01/20/23	EUR	382	435,879
0.125%, 10/17/23	EUR	6,000	6,797,347
0.200%, 01/17/24	EUR	2,195	2,496,727
European Investment Bank
3.500%, 01/14/21	SEK	9,000	963,725
(r) 0.991%, 01/10/22	GBP	750	992,461
1.500%, 05/12/22	NOK	42,400	4,617,559
0.500%, 07/19/22	SEK	10,000	1,046,736
0.050%, 12/15/23	EUR	400	453,047
2.125%, 01/15/24	EUR	2,000	2,447,468
European Investment Bank Floating Rate Note
(r) 1.061%, 06/29/23	GBP	1,500	1,987,365
European Stability Mechanism
0.100%, 07/31/23	EUR	6,068	6,862,611
European Stability Mechanism Treasury Bill
0.000%, 02/06/20	EUR	1,000	1,109,081
Inter-American Development Bank
4.750%, 08/27/24	AUD	2,000	1,557,632
Inter-American Investment Corp.
(r) 1.938%, 10/12/21		2,900	2,900,609

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
1.125%, 03/11/20	CAD	3,150	$2,378,709
(r) 0.931%, 12/13/22	GBP	1,500	1,981,209
(r) 0.997%, 05/15/24	GBP	868	1,145,953
International Finance Corp. Floating Rate Note
(r) 0.976%, 01/18/22	GBP	1,000	1,321,468
Nordic Investment Bank
1.375%, 07/15/20	NOK	6,460	701,445
1.375%, 06/19/23	NOK	18,000	1,945,862
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			63,237,351
SWEDEN — (5.9%)
Kommuninvest I Sverige AB
0.750%, 02/16/20	SEK	10,000	1,038,964
0.250%, 06/01/22	SEK	65,000	6,774,203
0.750%, 02/22/23	SEK	31,000	3,276,346
1.000%, 11/13/23	SEK	10,000	1,070,949
Skandinaviska Enskilda Banken AB
1.250%, 08/05/22	GBP	100	132,694
Svensk Exportkredit AB
(r) 2.007%, 12/13/21		500	500,394
1.375%, 12/15/22	GBP	4,150	5,567,456
1.375%, 12/15/23	GBP	500	674,009
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	934	1,045,519
1.125%, 12/14/22	EUR	2,700	3,102,700
Sweden Government Bond
5.000%, 12/01/20	SEK	10,575	1,146,785
TOTAL SWEDEN			24,330,019
SWITZERLAND — (1.4%)
Nestle Finance International, Ltd.
1.750%, 09/12/22	EUR	500	583,843
Nestle Holdings, Inc.
1.750%, 12/09/20	GBP	500	664,793
Novartis Finance SA
0.750%, 11/09/21	EUR	1,583	1,788,392
0.500%, 08/14/23	EUR	1,500	1,702,421
Roche Finance Europe BV
0.500%, 02/27/23	EUR	800	908,143
TOTAL SWITZERLAND			5,647,592
UNITED KINGDOM — (3.3%)
Transport for London
2.250%, 08/09/22	GBP	1,333	1,824,080
United Kingdom Treasury Bill
0.000%, 03/02/20	GBP	5,000	6,598,747
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	0.000%, 03/23/20	GBP	2,000	$2,638,520
	0.000%, 05/04/20	GBP	2,000	2,636,589
	TOTAL UNITED KINGDOM			13,697,936
UNITED STATES — (5.1%)
	3M Co. Floating Rate Note
(r)	0.000%, 05/15/20	EUR	358	397,407
	0.375%, 02/15/22	EUR	1,500	1,683,541
	0.375%, 02/15/22	EUR	800	897,888
	Apple, Inc.
#(r)	3.040%, 02/23/21		600	606,706
	1.000%, 11/10/22	EUR	2,550	2,925,888
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	2,467	2,797,438
	0.750%, 03/16/23	EUR	700	795,805
	1.300%, 03/15/24	EUR	560	654,661
	Coca-Cola Co. (The)
	0.750%, 03/09/23	EUR	1,200	1,365,930
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	1,750	1,980,104
	Oracle Corp.
	2.250%, 01/10/21	EUR	750	851,231
	1.900%, 09/15/21		1,012	1,016,295
	2.500%, 05/15/22		870	885,789
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	1,950	2,183,326
	Procter & Gamble Co. (The)
	4.125%, 12/07/20	EUR	500	575,162
	2.000%, 11/05/21	EUR	500	577,250
	2.000%, 08/16/22	EUR	100	117,323
	Walmart, Inc.
	1.900%, 04/08/22	EUR	500	578,425
	TOTAL UNITED STATES			20,890,169
	TOTAL BONDS			394,276,349
U.S. TREASURY OBLIGATIONS — (1.7%)
	U.S. Treasury Notes
(r)	1.756%, 07/31/21		7,000	7,010,947
CERTIFICATES OF DEPOSIT — (1.7%)
CANADA — (0.5%)
(r)	Canadian Imperial Bank of Commerce, Floating Rate Note		2,000,000	2,000,000
SINGAPORE — (1.2%)
(r)	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note		1,000,000	1,000,088

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SINGAPORE — (Continued)
(r)Ω	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note	4,000,000	$4,000,000
TOTAL SINGAPORE			5,000,088
TOTAL CERTIFICATES OF DEPOSIT			7,000,088
TOTAL INVESTMENT SECURITIES (Cost $415,392,574)			408,287,384
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (1.2%)
Ω	DBS Bank, Ltd. 1.888%, 03/09/20	5,000	$4,991,292

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	27,775	321,414
TOTAL INVESTMENTS — (100.0%)
(Cost $420,704,453)^^			$413,600,090

As of January 31, 2020, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	476,596	USD	527,626	Bank of America Corp.	02/20/20	$1,459
SGD	5,979,940	USD	4,380,225	Citibank, N.A.	02/05/20	1,945
USD	2,219,859	SGD	2,997,720	Barclays Capital	02/05/20	23,095
USD	4,406,870	SGD	5,977,320	HSBC Bank	02/05/20	26,620
USD	5,153,439	SGD	6,982,400	HSBC Bank	02/05/20	36,655
USD	69,981,417	CAD	91,069,638	State Street Bank and Trust	02/07/20	1,167,409
USD	17,338,105	SEK	163,965,465	State Street Bank and Trust	02/14/20	298,012
USD	8,769,476	NOK	78,373,049	Bank of America Corp.	02/20/20	248,226
USD	123,965,059	EUR	111,354,486	Citibank, N.A.	02/20/20	346,807
USD	8,951,954	DKK	59,702,996	State Street Bank and Trust	02/26/20	77,866
USD	343,206	AUD	499,993	Citibank, N.A.	03/05/20	8,330
USD	562,127	AUD	807,205	Bank of America Corp.	03/05/20	21,491
USD	687,803	AUD	999,944	Bank of America Corp.	03/05/20	18,078
USD	697,365	AUD	1,004,038	Citibank, N.A.	03/05/20	24,898
USD	1,484,748	AUD	2,146,741	Bank of America Corp.	03/05/20	46,942
USD	2,297,112	AUD	3,322,089	Bank of America Corp.	03/05/20	72,101
USD	380,957	EUR	341,842	State Street Bank and Trust	04/06/20	391
USD	486,867	EUR	435,256	Bank of America Corp.	04/06/20	2,305
USD	76,486,182	EUR	68,086,603	State Street Bank and Trust	04/06/20	686,762
Total Appreciation						$3,109,392
EUR	1,139,837	USD	1,266,436	Bank of America Corp.	02/20/20	$(1,066)
USD	1,874,688	EUR	1,694,957	State Street Bank and Trust	04/06/20	(12,273)
USD	457,725	GBP	346,055	JP Morgan	04/20/20	(168)
USD	659,003	GBP	504,848	Morgan Stanley and Co. International	04/20/20	(9,002)
USD	665,491	GBP	507,647	State Street Bank and Trust	04/20/20	(6,217)
USD	2,599,683	GBP	1,965,430	JP Morgan	04/20/20	(934)
USD	50,069,057	GBP	38,201,772	State Street Bank and Trust	04/20/20	(478,750)
Total (Depreciation)						$(508,410)
Total Appreciation (Depreciation)						$2,600,982

VA Global Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$3,865,273	—	$3,865,273
Austria	—	8,699,349	—	8,699,349
Belgium	—	14,125,700	—	14,125,700
Canada	—	80,289,096	—	80,289,096
Denmark	—	15,263,084	—	15,263,084
Finland	—	8,808,978	—	8,808,978
France	—	28,164,657	—	28,164,657
Germany	—	41,378,139	—	41,378,139
Japan	—	16,293,823	—	16,293,823
Netherlands	—	22,806,110	—	22,806,110
Norway	—	14,237,750	—	14,237,750
Singapore	—	12,541,323	—	12,541,323
Supranational Organization Obligations	—	63,237,351	—	63,237,351
Sweden	—	24,330,019	—	24,330,019
Switzerland	—	5,647,592	—	5,647,592
United Kingdom	—	13,697,936	—	13,697,936
United States	—	20,890,169	—	20,890,169
Certificates of Deposit	—	7,000,088	—	7,000,088
U.S. Treasury Obligations	—	7,010,947	—	7,010,947
Commercial Paper	—	4,991,292	—	4,991,292
Securities Lending Collateral	—	321,414	—	321,414
Forward Currency Contracts**	—	2,600,982	—	2,600,982
TOTAL	—	$416,201,072	—	$416,201,072
** Valued at the unrealized appreciation/(depreciation) on the investment.

VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.6%)
Treasury Inflation Protected Security
0.625%, 01/15/26	10,550	$11,973,597
2.000%, 01/15/26	4,890	7,163,143
0.125%, 07/15/26	1,700	1,867,280
0.375%, 01/15/27	10,250	11,325,680
2.375%, 01/15/27	7,525	11,300,151
0.375%, 07/15/27	8,200	8,999,016
0.500%, 01/15/28	4,220	4,627,083
1.750%, 01/15/28	5,880	8,301,198
3.625%, 04/15/28	5,992	12,442,765
0.750%, 07/15/28	4,100	4,535,331
0.875%, 01/15/29	11,100	12,335,483
2.500%, 01/15/29	4,800	7,104,487
3.875%, 04/15/29	5,740	12,264,533
3.375%, 04/15/32	6,070	12,461,775

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 1.518%	465,811	465,811
TOTAL INVESTMENTS — (100.0%)
(Cost $121,522,952)^^		$127,167,333
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$126,701,522	—	$126,701,522
Temporary Cash Investments	$465,811	—	—	465,811
TOTAL	$465,811	$126,701,522	—	$127,167,333

DFA VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	1,918,194	$44,578,838
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,878,485	18,089,813
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group Inc.	1,719,412	18,088,210
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,313,077	17,477,053
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	628,279	16,052,544
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	727,509	7,224,164
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group Inc.	706,865	7,224,164
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	316,924	6,481,089
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	122,494	3,215,460
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	62,793	2,605,269
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	163,450	1,894,389
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $118,732,386)		$142,930,993

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 1.518% (Cost $72,455)	72,455	72,455
TOTAL INVESTMENTS — (100.0%) (Cost $118,804,841)^^		$143,003,448
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$142,930,993	—	—	$142,930,993
Temporary Cash Investments	72,455	—	—	72,455
TOTAL	$143,003,448	—	—	$143,003,448

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (6.2%)
*	Altice USA, Inc., Class A	26,800	$733,248
	Cable One, Inc.	1,261	2,148,782
*	Facebook, Inc., Class A	349,727	70,613,378
	Interpublic Group of Cos., Inc. (The)	1	23
#*	Live Nation Entertainment, Inc.	23,176	1,579,676
#	Omnicom Group, Inc.	170,135	12,812,867
	Verizon Communications, Inc.	1,294,840	76,965,290
#	ViacomCBS, Inc., Class A	700	26,586
*	Zayo Group Holdings, Inc.	86,196	2,995,311
TOTAL COMMUNICATION SERVICES			167,875,161
CONSUMER DISCRETIONARY — (17.3%)
*	Amazon.com, Inc.	53,742	107,952,630
	Aptiv P.L.C.	72,147	6,117,344
	Best Buy Co., Inc.	251,942	21,336,968
*	Booking Holdings, Inc.	12,525	22,927,639
*	Bright Horizons Family Solutions, Inc.	1,338	219,071
*	Burlington Stores, Inc.	33,057	7,188,906
	Darden Restaurants, Inc.	49,578	5,772,367
	Dollar General Corp.	28,329	4,345,952
	Dunkin' Brands Group, Inc.	8,433	658,533
	eBay, Inc.	248,736	8,347,580
*	Garrett Motion, Inc.	10,845	91,315
#	Hanesbrands, Inc.	183,373	2,523,212
	Hilton Worldwide Holdings, Inc.	46,233	4,983,917
	Home Depot, Inc. (The)	322,959	73,666,948
#*	Kontoor Brands, Inc.	6,309	240,625
	Las Vegas Sands Corp.	88,290	5,766,220
#	Leggett & Platt, Inc.	46,052	2,191,615
	Lowe's Cos., Inc.	212,543	24,705,998
*	Lululemon Athletica, Inc.	16,356	3,915,463
	Marriott International, Inc., Class A	65,183	9,129,531
	McDonald's Corp.	15,927	3,407,900
	NIKE, Inc., Class B	246,610	23,748,543
#	Nordstrom, Inc.	37,300	1,374,878
*	NVR, Inc.	1,490	5,687,285
*	O'Reilly Automotive, Inc.	27,325	11,096,683
	Polaris, Inc.	26,916	2,471,965
	Pool Corp.	16,700	3,662,310
	Ross Stores, Inc.	67,351	7,556,109
	Service Corp. International	76,015	3,644,919
	Six Flags Entertainment Corp.	1,644	62,686
	Starbucks Corp.	343,683	29,154,629
	Target Corp.	140,811	15,593,410
	TJX Cos., Inc. (The)	348,681	20,586,126
	Tractor Supply Co.	61,121	5,681,197
*	Ulta Salon Cosmetics & Fragrance, Inc.	32,015	8,577,139
	VF Corp.	44,167	3,664,536
	Wyndham Destinations, Inc.	47,661	2,312,988
	Wynn Resorts, Ltd.	46,158	5,823,293
	Yum! Brands, Inc.	12,200	1,290,394
TOTAL CONSUMER DISCRETIONARY			467,478,824

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (9.9%)
	Altria Group, Inc.	791,782	$37,633,398
	Brown-Forman Corp., Class A	15,971	1,026,456
#	Brown-Forman Corp., Class B	95,023	6,427,356
#	Campbell Soup Co.	208,569	10,092,654
	Church & Dwight Co., Inc.	76,735	5,695,272
	Clorox Co. (The)	71,957	11,319,556
	Coca-Cola Co. (The)	417,349	24,373,181
	Costco Wholesale Corp.	88,301	26,977,721
	Estee Lauder Cos., Inc. (The), Class A	29,099	5,678,961
#*	Herbalife Nutrition, Ltd.	68,088	2,645,219
	Hershey Co. (The)	57,200	8,875,724
	Kellogg Co.	89,810	6,125,940
#	Keurig Dr Pepper, Inc.	48,528	1,384,504
	Kimberly-Clark Corp.	67,976	9,736,882
	Lamb Weston Holdings, Inc.	67,768	6,187,896
*	Monster Beverage Corp.	6,853	456,410
	PepsiCo, Inc.	364,148	51,716,299
	Procter & Gamble Co. (The)	320,026	39,881,640
	Sysco Corp.	114,020	9,365,603
TOTAL CONSUMER STAPLES			265,600,672
FINANCIALS — (3.3%)
	American Express Co.	98,177	12,750,247
	Aon P.L.C.	31,437	6,923,999
#*	Credit Acceptance Corp.	3,718	1,594,948
	Eaton Vance Corp.	23,921	1,094,386
#	Erie Indemnity Co., Class A	8,653	1,440,724
#	FactSet Research Systems, Inc.	14,855	4,250,164
	Lazard, Ltd., Class A	309	12,966
	LPL Financial Holdings, Inc.	44,399	4,090,480
	MarketAxess Holdings, Inc.	7,981	2,826,711
	Marsh & McLennan Cos., Inc.	96,020	10,740,797
	Moody's Corp.	40,194	10,321,417
	MSCI, Inc.	40,997	11,716,943
	S&P Global, Inc.	69,555	20,430,390
TOTAL FINANCIALS			88,194,172
HEALTH CARE — (14.8%)
	AbbVie, Inc.	397,183	32,179,767
*	Align Technology, Inc.	3,902	1,003,204
	AmerisourceBergen Corp.	79,851	6,832,052
	Amgen, Inc.	252,654	54,585,897
	Bristol-Myers Squibb Co.	327,216	20,598,247
	Cardinal Health, Inc.	132,276	6,773,854
*	Edwards Lifesciences Corp.	16,232	3,568,767
	Eli Lilly & Co.	272,001	37,982,220
	Encompass Health Corp.	34,371	2,647,598
	Gilead Sciences, Inc.	250,702	15,844,366
*	Hologic, Inc.	34,266	1,833,916
*	IDEXX Laboratories, Inc.	51,281	13,897,664
	Johnson & Johnson	615,186	91,582,740
	Merck & Co., Inc.	887,781	75,852,009
*	Mettler-Toledo International, Inc.	14,091	10,669,423
*	Molina Healthcare, Inc.	11,506	1,414,893
	ResMed, Inc.	9,887	1,571,736
*	Waters Corp.	24,238	5,424,222
	Zoetis, Inc.	98,882	13,270,953
TOTAL HEALTH CARE			397,533,528

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (15.8%)
	3M Co.	177,074	$28,094,561
	Allegion P.L.C.	37,179	4,807,988
	Allison Transmission Holdings, Inc.	75,770	3,349,034
#	American Airlines Group, Inc.	243,965	6,548,021
	Boeing Co. (The)	140,093	44,587,399
#	BWX Technologies, Inc.	7,871	500,517
	Caterpillar, Inc.	160,221	21,045,028
#	CH Robinson Worldwide, Inc.	74,267	5,363,563
	Cintas Corp.	23,873	6,659,851
*	Copart, Inc.	69,303	7,031,482
	CSX Corp.	29,430	2,246,686
	Deere & Co.	58,254	9,237,919
	Donaldson Co., Inc.	39,208	2,032,935
	Emerson Electric Co.	109,897	7,871,922
	Expeditors International of Washington, Inc.	49,897	3,644,477
	Fastenal Co.	238,536	8,320,136
	General Dynamics Corp.	39,564	6,941,108
	Graco, Inc.	26,482	1,407,518
*	HD Supply Holdings, Inc.	52,387	2,134,246
#	HEICO Corp.	7,883	965,116
	HEICO Corp., Class A	338	32,499
	Honeywell International, Inc.	141,936	24,586,154
	Huntington Ingalls Industries, Inc.	22,157	5,782,977
*	IAA Inc.	35,354	1,670,830
	Illinois Tool Works, Inc.	86,871	15,200,688
	JB Hunt Transport Services, Inc.	58,126	6,273,539
	L3Harris Technologies, Inc.	47,686	10,554,342
	Lennox International, Inc.	15,817	3,685,045
	Lincoln Electric Holdings, Inc.	18,914	1,686,751
	Lockheed Martin Corp.	78,508	33,610,845
	Masco Corp.	101,751	4,835,208
	Nordson Corp.	16,965	2,864,710
	Northrop Grumman Corp.	30,714	11,504,543
	Old Dominion Freight Line, Inc.	11,318	2,220,931
	Raytheon Co.	37,281	8,236,864
	Robert Half International, Inc.	47,308	2,751,906
	Rockwell Automation, Inc.	72,202	13,838,235
#	Rollins, Inc.	58,104	2,205,047
	Spirit AeroSystems Holdings, Inc., Class A	48,089	3,141,173
	Toro Co. (The)	31,222	2,498,384
	TransUnion	28,265	2,591,900
	Union Pacific Corp.	219,742	39,426,110
	United Parcel Service, Inc., Class B	207,151	21,444,272
	Verisk Analytics, Inc.	32,309	5,249,243
*	WABCO Holdings, Inc.	17,367	2,355,834
	Waste Management, Inc.	122,177	14,868,941
	WW Grainger, Inc.	30,263	9,159,702
TOTAL INDUSTRIALS			425,066,180
INFORMATION TECHNOLOGY — (29.8%)
	Accenture P.L.C., Class A	157,184	32,255,729
*	Advanced Micro Devices, Inc.	81,343	3,823,121
	Amphenol Corp., Class A	46,782	4,653,406
	Apple, Inc.	353,676	109,466,259
	Applied Materials, Inc.	267,546	15,514,993
	Automatic Data Processing, Inc.	103,500	17,738,865
	Booz Allen Hamilton Holding Corp.	52,858	4,125,038
	Broadcom, Inc.	3,900	1,190,124
	Broadridge Financial Solutions, Inc.	47,631	5,675,234

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cadence Design Systems, Inc.	59,936	$4,321,985
	CDK Global, Inc.	54,686	2,935,544
	CDW Corp.	96,150	12,542,767
	Cisco Systems, Inc.	563,743	25,915,266
	Citrix Systems, Inc.	64,678	7,840,267
*	F5 Networks, Inc.	20,873	2,549,011
*	Fair Isaac Corp.	9,034	3,635,101
*	Fiserv, Inc.	34,407	4,081,014
*	FleetCor Technologies, Inc.	12,120	3,820,588
	Global Payments, Inc.	24,960	4,878,432
	International Business Machines Corp.	395,556	56,853,264
	Intuit, Inc.	53,565	15,018,555
	Jack Henry & Associates, Inc.	4,020	601,151
	KLA Corp.	72,485	12,013,664
	Lam Research Corp.	35,132	10,476,714
	Mastercard, Inc., Class A	307,828	97,255,178
	Maxim Integrated Products, Inc.	92,494	5,560,739
	Microsoft Corp.	636,837	108,408,762
	NetApp, Inc.	116,979	6,246,679
	Oracle Corp.	1,003,661	52,642,019
	Paychex, Inc.	69,640	5,973,023
*	Paycom Software, Inc.	12,464	3,965,546
	QUALCOMM, Inc.	351,225	29,963,005
	Sabre Corp.	119,882	2,582,258
	Seagate Technology P.L.C.	228,637	13,030,023
	Teradyne, Inc.	7,999	527,854
	Texas Instruments, Inc.	207,960	25,090,374
#	Ubiquiti, Inc.	12,800	2,091,776
#	Visa, Inc., Class A	382,819	76,169,496
#	Western Union Co. (The)	223,401	6,009,487
*	Zebra Technologies Corp., Class A	22,471	5,371,018
TOTAL INFORMATION TECHNOLOGY			802,813,329
MATERIALS — (1.6%)
	Avery Dennison Corp.	56,729	7,445,114
*	Axalta Coating Systems, Ltd.	67,727	1,951,215
	Ball Corp.	78,809	5,688,434
*	Berry Global Group, Inc.	3,614	153,667
	Celanese Corp.	27,982	2,896,137
*	Crown Holdings, Inc.	51,374	3,803,217
	Ecolab, Inc.	8,113	1,591,040
	NewMarket Corp.	3,727	1,638,464
	Packaging Corp. of America	573	54,865
	PPG Industries, Inc.	49,802	5,968,272
	Sealed Air Corp.	72,492	2,573,466
	Sherwin-Williams Co. (The)	15,249	8,493,540
#	Southern Copper Corp.	16,394	617,726
TOTAL MATERIALS			42,875,157
TOTAL COMMON STOCKS			2,657,437,023
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»	Bristol-Myers Squibb Co. 03/31/21	14,372	50,014
TOTAL INVESTMENT SECURITIES (Cost $1,836,072,893)			2,657,487,037

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.7%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	20,220,173	$20,220,173
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	1,290,713	14,936,127
TOTAL INVESTMENTS — (100.0%)
(Cost $1,871,225,420)^^			$2,692,643,337
As of January 31, 2020, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	121	03/20/20	$19,678,554	$19,505,200	$(173,354)
Total Futures Contracts			$19,678,554	$19,505,200	$(173,354)
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$167,875,161	—	—	$167,875,161
Consumer Discretionary	467,478,824	—	—	467,478,824
Consumer Staples	265,600,672	—	—	265,600,672
Financials	88,194,172	—	—	88,194,172
Health Care	397,533,528	—	—	397,533,528
Industrials	425,066,180	—	—	425,066,180
Information Technology	802,813,329	—	—	802,813,329
Materials	42,875,157	—	—	42,875,157
Rights/Warrants
Health Care	—	$50,014	—	50,014
Temporary Cash Investments	20,220,173	—	—	20,220,173
Securities Lending Collateral	—	14,936,127	—	14,936,127
Futures Contracts**	(173,354)	—	—	(173,354)
TOTAL	$2,677,483,842	$14,986,141	—	$2,692,469,983
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (89.7%)
COMMUNICATION SERVICES — (2.8%)
#*	AMC Networks, Inc., Class A	34,682	$1,269,014
#*	Boingo Wireless, Inc.	40,010	449,712
*	Central European Media Enterprises, Ltd., Class A	113,948	509,348
#	Cinemark Holdings, Inc.	91,554	2,884,867
	Cogent Communications Holdings, Inc.	7,753	549,920
*	Glu Mobile, Inc.	49,703	293,248
*	IDT Corp., Class B	26,129	197,535
#*	IMAX Corp.	14,700	243,138
	John Wiley & Sons, Inc., Class A	30,420	1,326,920
#*	Liberty Media Corp.-Liberty Braves, Class A	9,158	267,872
*	Liberty Media Corp.-Liberty Braves, Class C	32,777	955,450
#	Nexstar Media Group, Inc., Class A	16,655	2,017,753
#*	QuinStreet, Inc.	49,448	640,599
	Shenandoah Telecommunications Co.	47,224	1,905,488
#	Sinclair Broadcast Group, Inc., Class A	4,295	128,506
*	TechTarget, Inc.	25,753	653,869
#	TEGNA, Inc.	63,566	1,074,265
*	Travelzoo	11,851	120,288
	TripAdvisor, Inc.	74,230	2,027,964
#*	Vonage Holdings Corp.	170,655	1,513,710
#	World Wrestling Entertainment, Inc., Class A	30,246	1,478,425
#*	Yelp, Inc.	66,494	2,167,704
TOTAL COMMUNICATION SERVICES			22,675,595
CONSUMER DISCRETIONARY — (17.3%)
*	1-800-Flowers.com, Inc., Class A	34,535	524,587
	Acushnet Holdings Corp.	8,985	278,265
*	Asbury Automotive Group, Inc.	20,182	1,946,554
	BJ's Restaurants, Inc.	19,714	784,223
	Bloomin' Brands, Inc.	102,986	2,139,019
#*	Boot Barn Holdings, Inc.	29,863	1,253,350
	Brunswick Corp.	49,784	3,128,924
#	Buckle, Inc. (The)	859	20,968
#	Callaway Golf Co.	92,215	1,975,245
#	Camping World Holdings, Inc., Class A	11,326	176,346
#	Carter's, Inc.	40,436	4,289,047
*	Cavco Industries, Inc.	9,550	2,139,391
#	Cheesecake Factory, Inc. (The)	46,666	1,791,974
#	Children's Place, Inc. (The)	17,021	1,015,643
	Churchill Downs, Inc.	25,636	3,701,326
	Collectors Universe, Inc.	11,709	287,573
#	Cracker Barrel Old Country Store, Inc.	17,604	2,692,180
*	Crocs, Inc.	76,733	2,908,948
#	Dave & Buster's Entertainment, Inc.	34,648	1,530,056
*	Deckers Outdoor Corp.	30,162	5,758,227
*	Delphi Technologies P.L.C.	68,470	1,050,330
*	Denny's Corp.	885	18,116
#	Dine Brands Global, Inc.	12,931	1,102,368
#*	Dorman Products, Inc.	20,206	1,410,379
#*	Eldorado Resorts, Inc.	59,303	3,545,133
*	Everi Holdings, Inc.	23,577	294,712
	Extended Stay America, Inc.	16,057	207,456
#*	Floor & Decor Holdings, Inc., Class A	68,406	3,373,100

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Fox Factory Holding Corp.	34,239	$2,253,611
*	frontdoor, Inc.	18,500	787,730
#*	Funko, Inc., Class A	19,702	296,121
*	Gentherm, Inc.	31,750	1,463,992
#*	Grand Canyon Education, Inc.	30,710	2,403,979
#*	Groupon, Inc.	504,236	1,452,200
#*	GrubHub, Inc.	37,751	2,044,217
	Guess?, Inc.	8,600	183,094
#	H&R Block, Inc.	108,083	2,507,526
	Hamilton Beach Brands Holding Co., Class A	9,957	157,321
*	Helen of Troy, Ltd.	18,153	3,431,825
*	Hilton Grand Vacations, Inc.	66,923	2,135,513
#*	Installed Building Products, Inc.	34,225	2,537,099
#*	iRobot Corp.	19,687	926,273
#	Jack in the Box, Inc.	9,642	788,233
	Johnson Outdoors, Inc., Class A	1,340	105,324
#*	Kontoor Brands, Inc.	32,254	1,230,168
	La-Z-Boy, Inc.	41,358	1,267,209
#	LCI Industries	19,086	2,060,715
#*	LGI Homes, Inc.	11,419	910,551
*	Lindblad Expeditions Holdings, Inc.	47,532	783,803
#	Lithia Motors, Inc., Class A	3,900	528,996
*	Malibu Boats, Inc., Class A	21,397	936,975
#	Marine Products Corp.	23,129	323,806
*	MasterCraft Boat Holdings, Inc.	25,743	452,305
#*	Mattel, Inc.	239,484	3,503,651
#	Monro, Inc.	27,457	1,721,554
*	Murphy USA, Inc.	31,431	3,211,305
	Nathan's Famous, Inc.	430	28,380
#*	National Vision Holdings, Inc.	55,113	1,880,456
#*	Noodles & Co.	42,270	301,808
#*	Ollie's Bargain Outlet Holdings, Inc.	40,539	2,150,189
#	Oxford Industries, Inc.	15,444	1,071,814
#	Papa John's International, Inc.	21,140	1,369,449
*	Perdoceo Education Corp.	64,760	1,151,433
#	PetMed Express, Inc.	16,552	417,276
*	PlayAGS, Inc.	16,657	171,234
	Red Rock Resorts, Inc., Class A	58,438	1,432,315
	Rent-A-Center, Inc.	47,152	1,373,538
#*	RH	16,616	3,468,590
	Ruth's Hospitality Group, Inc.	33,039	677,299
#*	SeaWorld Entertainment, Inc.	98,170	3,382,938
#*	Shake Shack, Inc., Class A	30,346	2,046,838
#*	Shutterstock, Inc.	36,425	1,578,295
*	Skyline Champion Corp.	45,931	1,320,516
#*	Sleep Number Corp.	35,744	1,844,033
#*	Sonos, Inc.	59,745	819,701
#*	Sportsman's Warehouse Holdings, Inc.	45,198	292,883
	Standard Motor Products, Inc.	15,152	736,084
	Steven Madden, Ltd.	64,127	2,472,737
*	Stoneridge, Inc.	28,651	798,217
	Strategic Education, Inc.	3,777	612,969
#	Tailored Brands, Inc.	45,259	180,131
*	Tempur Sealy International, Inc.	53,763	4,925,766
#	Texas Roadhouse, Inc.	52,928	3,308,000
*	TopBuild Corp.	19,318	2,212,104
#	Tupperware Brands Corp.	35,905	224,765
*	Universal Electronics, Inc.	13,930	689,953
#*	Visteon Corp.	28,214	2,251,759

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wendy's Co. (The)	139,787	$3,029,184
#	Williams-Sonoma, Inc.	21,433	1,502,025
	Winmark Corp.	1,577	313,776
	Wolverine World Wide, Inc.	63,634	2,008,925
TOTAL CONSUMER DISCRETIONARY			141,793,916
CONSUMER STAPLES — (4.8%)
#*	Boston Beer Co., Inc. (The), Class A	9,495	3,383,828
#	Calavo Growers, Inc.	20,363	1,560,009
#*	Chefs' Warehouse, Inc. (The)	29,145	1,060,878
	Coca-Cola Consolidated, Inc.	6,252	1,693,104
*	elf Beauty Inc.	46,608	730,813
#	Energizer Holdings, Inc.	43,723	2,022,626
	Flowers Foods, Inc.	139,181	2,996,567
	Inter Parfums, Inc.	27,260	1,883,939
	J&J Snack Foods Corp.	12,467	2,067,527
	John B. Sanfilippo & Son, Inc.	8,493	715,960
	Lancaster Colony Corp.	21,066	3,257,857
#*	Lifevantage Corp.	16,617	272,187
#	Medifast, Inc.	10,946	1,057,712
#	MGP Ingredients, Inc.	16,893	575,376
#*	National Beverage Corp.	16,415	704,368
	Nu Skin Enterprises, Inc., Class A	40,138	1,308,097
*	Performance Food Group Co.	61,499	3,185,033
	PriceSmart, Inc.	26,793	1,641,339
#*	Primo Water Corp.	6,000	90,420
#	Rocky Mountain Chocolate Factory, Inc.	2,500	20,750
	Sanderson Farms, Inc.	19,902	2,740,306
*	Simply Good Foods Co. (The)	8,547	196,325
*	Sprouts Farmers Market, Inc.	103,395	1,616,064
#	Tootsie Roll Industries, Inc.	5,368	183,103
#	Turning Point Brands, Inc.	16,387	374,279
	United-Guardian, Inc.	2,424	40,723
*	USANA Health Sciences, Inc.	22,479	1,386,954
#	Vector Group, Ltd.	26,149	343,598
#	WD-40 Co.	12,289	2,295,831
TOTAL CONSUMER STAPLES			39,405,573
ENERGY — (1.1%)
	Cactus, Inc., Class A	41,789	1,204,359
#	Core Laboratories NV	46,175	1,622,128
#	CVR Energy, Inc.	57,614	1,994,020
#	DMC Global, Inc.	12,500	522,875
#	Equitrans Midstream Corp.	104,207	1,007,682
	Evolution Petroleum Corp.	29,622	149,295
*	ION Geophysical Corp.	13,494	77,320
	Kosmos Energy, Ltd.	342,491	1,750,129
#	Solaris Oilfield Infrastructure, Inc., Class A	34,364	396,217
TOTAL ENERGY			8,724,025
FINANCIALS — (7.1%)
	AMERISAFE, Inc.	19,218	1,314,896
	Artisan Partners Asset Management, Inc., Class A	50,445	1,684,863
#	Bank of Hawaii Corp.	35,627	3,192,179
	Bank of NT Butterfield & Son, Ltd. (The)	37,314	1,239,571
	BGC Partners, Inc., Class A	175,154	1,010,639
*	BrightSphere Investment Group P.L.C.	99,097	912,683
	City Holding Co.	4,431	335,338

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Cohen & Steers, Inc.	46,963	$3,474,323
#	Crawford & Co., Class A	27,857	243,470
	Crawford & Co., Class B	15,130	120,889
#*	Curo Group Holdings Corp.	47,813	497,733
	Diamond Hill Investment Group, Inc.	3,048	429,067
#*	eHealth, Inc.	8,988	945,178
	Evercore, Inc., Class A	32,697	2,505,244
	Federated Investors, Inc., Class B	86,069	3,118,280
#	First Financial Bankshares, Inc.	85,412	2,863,010
	FirstCash, Inc.	36,431	3,168,404
#	Glacier Bancorp, Inc.	26,579	1,126,152
	Hamilton Lane, Inc., Class A	24,118	1,566,464
	Houlihan Lokey, Inc.	30,840	1,599,054
#	Interactive Brokers Group, Inc., Class A	33,955	1,595,885
#	Kinsale Capital Group, Inc.	17,674	2,018,724
#	Lakeland Financial Corp.	20,833	988,318
	Lazard, Ltd., Class A	87,934	3,689,711
#*	LendingTree, Inc.	10,158	3,161,170
	Moelis & Co., Class A	44,371	1,597,356
*	NMI Holdings, Inc., Class A	58,308	1,861,191
	Primerica, Inc.	23,372	2,770,984
	Pzena Investment Management, Inc., Class A	21,669	177,469
	RLI Corp.	37,498	3,487,689
	Selective Insurance Group, Inc.	15,063	997,924
#	ServisFirst Bancshares, Inc.	45,310	1,665,143
	Silvercrest Asset Management Group, Inc., Class A	5,400	64,152
	Stock Yards Bancorp, Inc.	14,782	572,655
#	Victory Capital Holdings, Inc., Class A	3,300	68,838
#	Virtu Financial, Inc., Class A	48,603	811,184
#	Westamerica Bancorporation	24,465	1,550,102
TOTAL FINANCIALS			58,425,932
HEALTH CARE — (10.1%)
#*	Accuray, Inc.	112,936	439,321
*	Addus HomeCare Corp.	13,345	1,258,967
*	Amedisys, Inc.	26,239	4,630,921
*	AMN Healthcare Services, Inc.	43,355	2,921,260
*	Amphastar Pharmaceuticals, Inc.	42,500	803,675
#*	ANI Pharmaceuticals, Inc.	12,172	754,664
#*	Anika Therapeutics, Inc.	13,107	538,829
	Atrion Corp.	1,722	1,238,445
#*	BioLife Solutions, Inc.	1,931	26,629
*	BioSpecifics Technologies Corp.	6,444	380,712
#*	BioTelemetry, Inc.	29,894	1,462,414
#	Cantel Medical Corp.	25,876	1,683,493
#*	Capital Senior Living Corp.	36,577	102,050
*	Collegium Pharmaceutical, Inc.	30,401	611,516
#	CONMED Corp.	26,539	2,698,486
#*	Corcept Therapeutics, Inc.	104,257	1,320,936
*	CorVel Corp.	18,984	1,738,365
*	CryoLife, Inc.	35,064	1,042,803
#*	Eagle Pharmaceuticals, Inc.	14,264	767,688
*	Emergent BioSolutions, Inc.	29,902	1,647,301
*	Enanta Pharmaceuticals, Inc.	16,828	867,315
	Ensign Group, Inc. (The)	44,747	2,022,564
*	Globus Medical, Inc., Class A	14,063	735,214
*	HealthStream, Inc.	28,770	735,074
*	HMS Holdings Corp.	81,860	2,236,415
*	Horizon Therapeutics P.L.C.	64,636	2,229,296

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	ICU Medical, Inc.	11,341	$2,069,392
#*	Innoviva, Inc.	35,157	485,342
#*	Inogen, Inc.	18,654	825,813
#*	Inovalon Holdings, Inc., Class A	21,204	429,593
*	Integer Holdings Corp.	13,398	1,144,189
*	Integra LifeSciences Holdings Corp.	33,957	1,868,993
#*	iRadimed Corp.	1,300	33,150
*	Joint Corp. (The)	15,601	260,537
*	Lantheus Holdings, Inc.	39,447	690,717
#	LeMaitre Vascular, Inc.	20,756	746,905
#*	LHC Group, Inc.	25,878	3,771,719
*	Medpace Holdings, Inc.	33,480	2,864,214
#	Mesa Laboratories, Inc.	1,855	486,826
	National Research Corp.	22,893	1,549,169
#*	NeoGenomics, Inc.	58,566	1,887,582
*	NextGen Healthcare, Inc.	57,392	795,453
*	NuVasive, Inc.	46,613	3,594,795
*	Omnicell, Inc.	38,941	3,165,124
*	Orthofix Medical, Inc.	16,731	723,783
*	Pennant Group, Inc.	22,373	590,647
#*	PetIQ, Inc.	15,030	447,143
	Phibro Animal Health Corp., Class A	18,177	431,158
*	Premier, Inc., Class A	16,644	578,712
*	Providence Service Corp. (The)	12,561	814,581
	Psychemedics Corp.	5,287	50,227
*	Quidel Corp.	34,535	2,652,288
*	R1 RCM, Inc.	71,316	891,450
*	RadNet, Inc.	55,618	1,255,298
#*	REGENXBIO, Inc.	21,873	952,132
*	Repligen Corp.	2,364	237,322
*	Select Medical Holdings Corp.	121,651	2,778,509
#*	SIGA Technologies, Inc.	45,059	232,054
#	Simulations Plus, Inc.	18,207	593,184
*	Supernus Pharmaceuticals, Inc.	44,843	1,025,559
*	Tenet Healthcare Corp.	55,972	1,770,954
	US Physical Therapy, Inc.	13,774	1,613,486
	Utah Medical Products, Inc.	3,164	291,309
*	Vanda Pharmaceuticals, Inc.	580	7,395
*	Varex Imaging Corp.	33,852	936,008
#*	Wright Medical Group NV	56,136	1,691,939
#*	Xencor, Inc.	20,832	707,038
TOTAL HEALTH CARE			82,836,042
INDUSTRIALS — (24.2%)
#	AAON, Inc.	51,640	2,708,002
#*	Advanced Disposal Services, Inc.	8,994	296,352
	Advanced Drainage Systems, Inc.	41,946	1,743,695
#*	Aerojet Rocketdyne Holdings, Inc.	76,417	3,979,033
#*	Aerovironment, Inc.	21,865	1,456,428
*	Air Transport Services Group, Inc.	58,752	1,232,029
#	Alamo Group, Inc.	11,010	1,371,406
	Albany International Corp., Class A	26,148	1,824,346
#	Allegiant Travel Co.	13,471	2,263,667
	Allied Motion Technologies, Inc.	8,723	399,862
#*	American Superconductor Corp.	1,130	7,096
*	American Woodmark Corp.	15,466	1,695,847
	Applied Industrial Technologies, Inc.	29,231	1,887,446
	Armstrong World Industries, Inc.	41,956	4,209,445
*	ASGN, Inc.	39,833	2,696,296

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Astronics Corp., Class B	4,890	$123,350
*	Atkore International Group, Inc.	57,427	2,279,852
#*	Avis Budget Group, Inc.	82,023	2,690,354
	Barnes Group, Inc.	33,731	2,130,787
	Barrett Business Services, Inc.	7,091	587,348
	BG Staffing, Inc.	8,914	179,350
	Brady Corp., Class A	32,340	1,790,666
	Brink's Co. (The)	46,238	3,892,777
*	Builders FirstSource, Inc.	124,893	3,096,722
*	Casella Waste Systems, Inc., Class A	39,528	2,023,438
#*	Cimpress P.L.C.	21,398	2,559,843
*	Clean Harbors, Inc.	42,362	3,483,004
	Comfort Systems USA, Inc.	34,018	1,578,435
*	Construction Partners, Inc., Class A	24,038	403,358
*	Continental Building Products, Inc.	32,689	1,209,166
	Covanta Holding Corp.	119,003	1,782,665
	CSW Industrials, Inc.	13,944	1,058,071
	Deluxe Corp.	120	5,784
	Douglas Dynamics, Inc.	21,553	1,130,024
	EMCOR Group, Inc.	5,800	476,586
#*	Energy Recovery, Inc.	32,040	327,128
	Enerpac Tool Group Corp.	44,502	1,028,441
	EnerSys	25,623	1,843,831
	ESCO Technologies, Inc.	10,924	1,048,267
*	Evoqua Water Technologies Corp.	96,245	1,922,013
	Exponent, Inc.	49,829	3,626,056
	Federal Signal Corp.	54,040	1,737,926
	Forrester Research, Inc.	16,472	681,447
	Forward Air Corp.	25,727	1,683,832
*	Franklin Covey Co.	7,246	230,423
	Franklin Electric Co., Inc.	36,379	2,098,705
*	FTI Consulting, Inc.	22,599	2,713,236
*	Generac Holdings, Inc.	29,927	3,100,138
*	Gibraltar Industries, Inc.	27,340	1,490,577
	Gorman-Rupp Co. (The)	24,596	907,838
*	Great Lakes Dredge & Dock Corp.	59,267	620,525
	H&E Equipment Services, Inc.	33,873	918,297
#	Healthcare Services Group, Inc.	55,964	1,432,678
	Heartland Express, Inc.	75,243	1,406,292
	Helios Technologies, Inc.	27,454	1,167,344
*	Herc Holdings, Inc.	7,219	289,626
*	Heritage-Crystal Clean, Inc.	13,772	390,436
	Herman Miller, Inc.	50,690	1,959,168
	Hillenbrand, Inc.	12,674	367,926
	HNI Corp.	36,722	1,320,890
*	Huron Consulting Group, Inc.	21,255	1,377,537
	ICF International, Inc.	17,101	1,497,877
	Insperity, Inc.	32,996	2,882,861
	Interface, Inc.	55,639	894,675
*	JELD-WEN Holding, Inc.	79,689	1,902,973
	John Bean Technologies Corp.	24,291	2,744,640
#	Kadant, Inc.	10,042	1,070,477
	Kennametal, Inc.	48,572	1,519,818
	Kforce, Inc.	29,276	1,084,676
	Kimball International, Inc., Class B	34,529	648,455
	Knoll, Inc.	46,252	1,145,200
*	Kratos Defense & Security Solutions, Inc.	49,391	905,831
	Landstar System, Inc.	30,625	3,391,719
*	Lawson Products, Inc.	7,797	368,174

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Lindsay Corp.	9,042	$904,471
*	Masonite International Corp.	22,308	1,675,554
#*	MasTec, Inc.	61,831	3,570,740
	Matson, Inc.	29,331	1,056,209
	McGrath RentCorp	21,606	1,670,576
*	Mercury Systems, Inc.	39,423	3,025,715
#*	Meritor, Inc.	115,261	2,525,369
	Moog, Inc., Class A	4,589	411,220
	MSA Safety, Inc.	30,855	4,183,938
	MSC Industrial Direct Co., Inc., Class A	32,082	2,183,822
	Mueller Industries, Inc.	51,576	1,504,472
	Mueller Water Products, Inc., Class A	155,817	1,815,268
#	Omega Flex, Inc.	8,645	911,183
*	PAM Transportation Services, Inc.	315	16,824
	Patrick Industries, Inc.	21,573	1,119,207
#	Pitney Bowes, Inc.	162,269	606,890
*	Proto Labs, Inc.	15,431	1,597,109
*	Radiant Logistics, Inc.	1,300	6,279
	Raven Industries, Inc.	34,737	1,089,352
*	RBC Bearings, Inc.	17,893	2,782,540
*	Rexnord Corp.	73,680	2,405,652
*	Saia, Inc.	22,005	1,916,636
#	Simpson Manufacturing Co., Inc.	38,377	3,172,627
#*	SiteOne Landscape Supply, Inc.	37,435	3,614,349
*	SP Plus Corp.	20,406	853,175
	Spartan Motors, Inc.	31,109	528,853
*	SPX Corp.	48,787	2,393,978
	Standex International Corp.	2,901	212,034
	Steelcase, Inc., Class A	64,005	1,191,133
*	Sterling Construction Co., Inc.	25,164	331,536
	Systemax, Inc.	39,361	930,888
	Tennant Co.	16,546	1,277,682
	Terex Corp.	50,854	1,289,149
	Tetra Tech, Inc.	52,146	4,463,698
*	Thermon Group Holdings, Inc.	11,563	274,043
	Timken Co. (The)	35,990	1,890,555
#*	TPI Composites, Inc.	27,892	578,759
*	Transcat, Inc.	7,200	220,320
#*	Trex Co., Inc.	45,088	4,429,445
*	TriMas Corp.	3,973	114,144
*	TriNet Group, Inc.	57,613	3,287,398
	UniFirst Corp.	1,200	244,716
#*	Univar Solutions, Inc.	83,954	1,809,209
	Universal Forest Products, Inc.	4,800	229,920
	Universal Logistics Holdings, Inc.	22,316	377,140
	US Ecology, Inc.	20,018	1,081,172
	Valmont Industries, Inc.	14,722	2,091,407
	Viad Corp.	18,213	1,183,845
#*	Vicor Corp.	23,204	1,161,360
	Watts Water Technologies, Inc., Class A	19,595	1,953,817
#*	Welbilt, Inc.	131,700	1,987,353
	Werner Enterprises, Inc.	5,500	202,730
#*	Willdan Group, Inc.	2,090	69,242
#*	WillScot Corp.	89,927	1,695,124
TOTAL INDUSTRIALS			198,120,310
INFORMATION TECHNOLOGY — (15.9%)
*	Acacia Communications, Inc.	791	54,223
*	ACI Worldwide, Inc.	94,320	3,249,324

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	ACM Research, Inc., Class A	7,617	$264,615
*	Advanced Energy Industries, Inc.	34,597	2,419,714
*	Agilysys, Inc.	13,160	427,700
#*	Alarm.com Holdings, Inc.	41,106	1,805,787
	Alliance Data Systems Corp.	10,675	1,097,283
*	Ambarella, Inc.	20,128	1,190,370
	American Software, Inc., Class A	27,266	407,081
#*	Appfolio, Inc., Class A	17,294	2,273,123
#	Badger Meter, Inc.	29,927	1,767,489
#	Blackbaud, Inc.	39,623	3,103,670
	Brooks Automation, Inc.	63,603	2,422,002
	Cabot Microelectronics Corp.	17,788	2,588,332
#*	Cardtronics P.L.C., Class A	45,853	2,063,385
#*	Casa Systems, Inc.	61,550	246,815
	Cass Information Systems, Inc.	13,733	741,857
*	CEVA, Inc.	1,496	40,916
*	ChannelAdvisor Corp.	3,274	30,645
*	Cirrus Logic, Inc.	43,913	3,372,958
*	Clearfield, Inc.	2,337	29,727
#*	Coherent, Inc.	17,077	2,415,200
	CoreLogic, Inc.	49,921	2,321,326
*	Cornerstone OnDemand Inc.	2,140	125,832
	CSG Systems International, Inc.	33,846	1,686,208
	CTS Corp.	30,192	884,928
#*	Digital Turbine, Inc.	88,080	549,619
*	Diodes, Inc.	22,439	1,158,750
*	eGain Corp.	36,067	259,682
*	Endurance International Group Holdings, Inc.	132,086	623,446
#*	Enphase Energy Inc.	125,546	3,957,210
*	Envestnet, Inc.	28,237	2,227,052
*	ePlus, Inc.	12,668	1,009,893
	EVERTEC, Inc.	72,062	2,419,121
*	ExlService Holdings, Inc.	32,295	2,361,087
*	Fabrinet	36,687	2,312,748
*	FARO Technologies, Inc.	12,007	620,282
*	FormFactor, Inc.	72,125	1,825,484
#	GlobalSCAPE, Inc.	18,844	217,460
#*	Globant SA	32,066	3,934,498
	Hackett Group, Inc. (The)	28,838	445,691
#*	Harmonic, Inc.	85,571	601,992
*	Ichor Holdings, Ltd.	23,520	785,333
*	IEC Electronics Corp.	1,200	9,660
#*	Immersion Corp.	22,673	165,966
*	Intelligent Systems Corp.	530	22,499
	InterDigital, Inc.	20,429	1,128,702
#*	Internap Corp.	16,925	16,925
*	Itron, Inc.	32,668	2,670,609
#	j2 Global, Inc.	36,743	3,522,184
*	Lattice Semiconductor Corp.	72,654	1,351,364
	Littelfuse, Inc.	13,335	2,359,095
#*	Lumentum Holdings, Inc.	37,855	2,868,273
#*	Luna Innovations, Inc.	29,586	242,309
*	Manhattan Associates, Inc.	3,174	271,250
	MAXIMUS, Inc.	36,325	2,606,319
*	MaxLinear, Inc.	67,786	1,321,149
	MKS Instruments, Inc.	4,310	451,774
#*	Napco Security Technologies, Inc.	22,504	661,618
#*	NCR Corp.	111,178	3,748,922
*	NeoPhotonics Corp.	14,193	108,293

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NIC, Inc.	66,915	$1,320,233
*	Novanta, Inc.	34,180	3,101,151
*	Nuance Communications, Inc.	51,353	971,599
	NVE Corp.	4,591	336,796
*	OneSpan, Inc.	10,002	166,233
*	Onto Innovation Inc.	23,754	901,227
#*	OSI Systems, Inc.	17,389	1,504,844
#*	Park City Group, Inc.	1,240	5,902
*	Paylocity Holding Corp.	3,440	488,102
#	Paysign, Inc.	7,627	66,660
#*	Perficient, Inc.	30,890	1,535,233
*	Plexus Corp.	7,604	540,796
	Power Integrations, Inc.	27,849	2,720,012
	Progress Software Corp.	46,040	2,077,785
#*	Qualys, Inc.	31,132	2,669,258
*	Rogers Corp.	10,379	1,222,127
*	Rosetta Stone, Inc.	16,736	287,022
#	Sapiens International Corp. NV	10,070	256,080
	Science Applications International Corp.	29,369	2,577,717
*	Semtech Corp.	38,988	1,878,832
#*	ShotSpotter, Inc.	3,144	86,303
*	SMART Global Holdings, Inc.	22,580	681,013
#*	SolarEdge Technologies, Inc.	53,987	5,283,168
*	SPS Commerce, Inc.	3,430	194,927
#	Switch, Inc., Class A	32,065	513,040
*	Synaptics, Inc.	25,006	1,667,650
#*	Teradata Corp.	87,892	2,139,291
	TransAct Technologies, Inc.	5,315	55,914
	TTEC Holdings, Inc.	42,090	1,671,815
#*	Tucows, Inc., Class A	852	51,333
*	Verint Systems, Inc.	50,334	2,919,372
*	Viavi Solutions, Inc.	190,041	2,679,578
*	Virtusa Corp.	28,451	1,184,700
*	Zix Corp.	20,930	141,277
TOTAL INFORMATION TECHNOLOGY			129,763,759
MATERIALS — (5.0%)
#*	AK Steel Holding Corp.	376,522	1,039,201
	Balchem Corp.	21,253	2,295,749
	Cabot Corp.	45,234	1,802,575
	Chase Corp.	8,846	813,567
#	Chemours Co. (The)	104,111	1,444,019
#	Cleveland-Cliffs, Inc.	154,304	1,083,214
#	Compass Minerals International, Inc.	29,408	1,702,429
	Eagle Materials, Inc.	29,553	2,694,347
*	Ferro Corp.	73,726	1,008,572
*	Forterra, Inc.	8,518	110,308
*	GCP Applied Technologies, Inc.	59,176	1,314,891
	Graphic Packaging Holding Co.	199,543	3,118,857
#	HB Fuller Co.	143	6,608
*	Ingevity Corp.	34,503	2,250,286
	Innospec, Inc.	7,428	748,222
*	Koppers Holdings, Inc.	23,691	743,424
	Louisiana-Pacific Corp.	83,313	2,556,043
	Myers Industries, Inc.	33,893	548,389
	Neenah, Inc.	15,285	1,018,592
	NewMarket Corp.	2,242	985,628
	O-I Glass, Inc.	68,378	862,930
*	OMNOVA Solutions, Inc.	27,364	276,650

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PolyOne Corp.	22,953	$761,580
#	Quaker Chemical Corp.	735	122,025
*	Ryerson Holding Corp.	31,682	324,740
#	Sensient Technologies Corp.	30,041	1,794,950
	Silgan Holdings, Inc.	79,837	2,463,770
	Stepan Co.	17,735	1,749,558
	Worthington Industries, Inc.	47,214	1,736,531
	WR Grace & Co.	53,851	3,627,403
TOTAL MATERIALS			41,005,058
REAL ESTATE — (0.7%)
#*	Cushman & Wakefield PLC	66,159	1,271,576
	Kennedy-Wilson Holdings, Inc.	47,396	1,021,858
*	Marcus & Millichap, Inc.	36,257	1,283,498
	Newmark Group, Inc., Class A	131,651	1,549,532
	RMR Group, Inc. (The), Class A	17,410	802,079
TOTAL REAL ESTATE			5,928,543
UTILITIES — (0.7%)
	Genie Energy, Ltd., Class B	22,810	164,916
	New Jersey Resources Corp.	70,908	2,929,919
#	Ormat Technologies, Inc.	31,486	2,495,580
TOTAL UTILITIES			5,590,415
TOTAL COMMON STOCKS			734,269,168
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
#	GCI Liberty, Inc.	2,460	67,035
TOTAL INVESTMENT SECURITIES (Cost $601,726,865)			734,336,203

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	1,497,621	1,497,621
SECURITIES LENDING COLLATERAL — (10.1%)
@§	The DFA Short Term Investment Fund	7,121,019	82,404,428
TOTAL INVESTMENTS — (100.0%)
(Cost $685,631,380)^^			$818,238,252
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$22,675,595	—	—	$22,675,595
Consumer Discretionary	141,793,916	—	—	141,793,916
Consumer Staples	39,405,573	—	—	39,405,573
Energy	8,724,025	—	—	8,724,025
Financials	58,425,932	—	—	58,425,932
Health Care	82,836,042	—	—	82,836,042
Industrials	198,120,310	—	—	198,120,310

U.S. Small Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	$129,763,759	—	—	$129,763,759
Materials	41,005,058	—	—	41,005,058
Real Estate	5,928,543	—	—	5,928,543
Utilities	5,590,415	—	—	5,590,415
Preferred Stocks
Communication Services	67,035	—	—	67,035
Temporary Cash Investments	1,497,621	—	—	1,497,621
Securities Lending Collateral	—	$82,404,428	—	82,404,428
TOTAL	$735,833,824	$82,404,428	—	$818,238,252

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.8%)
AUSTRALIA — (6.1%)
	Altium, Ltd.	7,521	$196,273
	Aristocrat Leisure, Ltd.	65,312	1,557,637
	Beach Energy, Ltd.	339,489	592,190
	BHP Group, Ltd.	165,660	4,248,168
#	BHP Group, Ltd., Sponsored ADR	9,711	496,329
	Brambles, Ltd.	150,259	1,255,027
	CIMIC Group, Ltd.	19,812	383,346
	Coca-Cola Amatil, Ltd.	52,722	418,925
	Cochlear, Ltd.	9,403	1,497,580
	Coles Group, Ltd.	136,419	1,496,931
	Computershare, Ltd.	85,729	1,012,292
	CSL, Ltd.	33,058	6,798,993
#	Domino's Pizza Enterprises, Ltd.	11,260	409,344
	Evolution Mining, Ltd.	110,578	279,080
	IDP Education, Ltd.	27,129	315,820
	Iluka Resources, Ltd.	31,786	203,306
	James Hardie Industries P.L.C.	47,684	1,002,592
#	JB Hi-Fi, Ltd.	12,206	320,994
	Macquarie Group, Ltd.	7,589	725,131
	Magellan Financial Group, Ltd.	22,107	973,576
	Medibank Pvt, Ltd.	159,563	327,859
	Northern Star Resources, Ltd.	80,600	694,301
	Orora, Ltd.	13,381	28,566
	Qantas Airways, Ltd.	200,300	849,231
	Ramsay Health Care, Ltd.	17,682	930,115
#	REA Group, Ltd.	9,261	700,732
	Rio Tinto, Ltd.	21,492	1,394,580
	Telstra Corp., Ltd.	430,771	1,098,444
	TPG Telecom, Ltd.	33,380	165,948
	Wesfarmers, Ltd.	50,417	1,512,611
	WiseTech Global, Ltd.	1,872	30,590
	Woolworths Group, Ltd.	33,132	920,203
TOTAL AUSTRALIA			32,836,714
AUSTRIA — (0.1%)
	ANDRITZ AG	144	5,666
	OMV AG	12,000	596,329
	Verbund AG	930	49,175
TOTAL AUSTRIA			651,170
BELGIUM — (0.9%)
	Anheuser-Busch InBev SA	27,797	2,097,006
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,795	135,164
	Colruyt SA	6,221	311,259
	Proximus SADP	23,321	664,464
	UCB SA	1,722	158,462
	Umicore SA	35,303	1,625,468
TOTAL BELGIUM			4,991,823
CANADA — (9.0%)
*	Air Canada	25,613	857,960
	Alimentation Couche-Tard, Inc., Class B	44,940	1,501,962
	B2Gold Corp.	153,275	663,643
*	Bausch Health Cos., Inc.	50,450	1,383,844

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	BCE, Inc.	9,101	$428,849
	BCE, Inc.	5,184	244,270
	CAE, Inc.	2,400	71,180
	CAE, Inc.	22,140	657,115
#*	Canada Goose Holdings, Inc.	8,394	251,427
	Canadian National Railway Co.	41,022	3,833,096
	Canadian Pacific Railway, Ltd.	700	185,949
	Canadian Pacific Railway, Ltd.	8,108	2,155,187
#	Canadian Tire Corp., Ltd., Class A	8,300	890,146
	CCL Industries, Inc., Class B	15,913	671,078
*	CGI, Inc.	11,117	850,673
*	CGI, Inc.	2,894	221,588
	CI Financial Corp.	31,439	550,907
	Cogeco Communications, Inc.	2,200	172,722
	Constellation Software, Inc.	3,145	3,305,767
	Dollarama, Inc.	10,800	367,970
#	Empire Co., Ltd., Class A	18,751	434,982
	Finning International, Inc.	16,115	278,731
	FirstService Corp.	5,714	562,203
	George Weston, Ltd.	11,782	949,486
	Gildan Activewear, Inc.	14,115	391,268
	IGM Financial, Inc.	6,400	185,075
	Intact Financial Corp.	2,243	242,994
#	Inter Pipeline, Ltd.	43,563	725,831
#	Keyera Corp.	25,100	654,906
	Kirkland Lake Gold, Ltd.	11,400	467,491
	Kirkland Lake Gold, Ltd.	18,574	763,949
	Loblaw Cos., Ltd.	25,231	1,320,080
	Methanex Corp.	4,413	143,202
	Metro, Inc.	22,140	902,558
	National Bank of Canada	27,800	1,542,507
#	Northland Power, Inc.	21,723	488,989
	Open Text Corp.	3,100	139,516
	Open Text Corp.	32,773	1,474,457
	Parkland Fuel Corp.	19,164	666,845
#	Pembina Pipeline Corp.	5,300	202,965
	Pembina Pipeline Corp.	17,518	671,115
	Quebecor, Inc., Class B	24,610	610,694
	Restaurant Brands International, Inc.	15,176	925,880
#	Restaurant Brands International, Inc.	3,973	242,393
	Ritchie Bros Auctioneers, Inc.	7,564	319,330
	Rogers Communications, Inc., Class B	13,900	695,945
	Rogers Communications, Inc., Class B	18,601	931,352
	Royal Bank of Canada	24,730	1,954,257
	Royal Bank of Canada	28,696	2,265,836
	Saputo, Inc.	22,674	696,634
	Shaw Communications, Inc., Class B	50,373	983,785
#*	Spin Master Corp.	3,300	78,947
	TC Energy Corp.	5,300	290,631
	TC Energy Corp.	38,077	2,087,381
#	Thomson Reuters Corp.	10,296	827,181
	Toromont Industries, Ltd.	12,204	628,459
	Toronto-Dominion Bank (The)	16,000	884,268
	Waste Connections, Inc.	6,262	603,045
	Waste Connections, Inc.	1,440	138,788
	WSP Global, Inc.	11,757	835,534
TOTAL CANADA			48,474,823

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
DENMARK — (1.8%)
	Coloplast A.S., Class B	7,127	$898,581
	Novo Nordisk A.S., Class B	139,776	8,508,396
TOTAL DENMARK			9,406,977
FINLAND — (1.0%)
	Elisa Oyj	16,827	1,013,752
	Fortum Oyj	7,982	193,163
	Kesko Oyj, Class A	1,990	125,651
	Kesko Oyj, Class B	4,598	310,852
	Kone Oyj, Class B	18,894	1,219,364
	Neste Oyj	29,406	1,170,884
	Nordea Bank Abp	835	6,582
	Sampo Oyj, Class A	3,303	149,517
	UPM-Kymmene Oyj	16,166	509,365
	Wartsila Oyj Abp	26,019	319,051
TOTAL FINLAND			5,018,181
FRANCE — (10.1%)
	Aeroports de Paris	3,804	719,718
	Air Liquide SA	31,945	4,618,910
	Airbus SE	60,661	8,908,913
	Atos SE	809	67,089
	BioMerieux	751	74,433
	Bureau Veritas SA	59,188	1,630,913
	Danone SA	18,569	1,485,973
	Dassault Systemes SE	425	73,573
#	Eurofins Scientific SE	1,897	1,020,310
	Getlink SE	6,894	121,619
	Hermes International	2,935	2,191,642
	Ipsen SA	5,962	442,440
	Kering SA	5,268	3,218,856
	Legrand SA	34,198	2,736,239
	L'Oreal SA	335	93,179
	LVMH Moet Hennessy Louis Vuitton SE	19,846	8,642,380
	Safran SA	28,927	4,664,105
	Sartorius Stedim Biotech	2,805	503,003
	SEB SA	3,662	470,190
#	Sodexo SA	15,040	1,574,760
	STMicroelectronics NV	82,378	2,293,572
#	STMicroelectronics NV	5,506	153,342
#	Teleperformance	7,733	1,940,191
	Thales SA	17,945	1,969,125
*	Ubisoft Entertainment SA	11,608	880,368
	Vinci SA	34,742	3,849,033
*	Worldline SA	550	38,756
TOTAL FRANCE			54,382,632
GERMANY — (8.0%)
	Adidas AG	13,494	4,265,643
	Beiersdorf AG	16,251	1,842,436
	Brenntag AG	26,013	1,346,174
	Carl Zeiss Meditec AG	1,888	230,506
	Deutsche Boerse AG	19,530	3,170,177
	Deutsche Post AG	103,523	3,611,903
	Deutsche Telekom AG	335,014	5,425,819
	E.ON SE	257,078	2,912,945
	Fielmann AG	2,346	186,586
	Fraport AG Frankfurt Airport Services Worldwide	64	4,760

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Fresenius Medical Care AG & Co. KGaA	16,739	$1,286,977
	Fuchs Petrolub SE	2,255	91,523
	Hapag-Lloyd AG	3,276	269,010
	Henkel AG & Co. KGaA	4,144	381,810
	Hochtief AG	5,744	664,381
	Infineon Technologies AG	216,788	4,657,244
	KION Group AG	10,936	684,504
	Knorr-Bremse AG	7,867	858,157
	MTU Aero Engines AG	5,481	1,660,002
	Nemetschek SE	6,714	455,423
	Puma SE	7,842	627,931
	Puma SE	450	36,133
	Rational AG	599	449,207
	RTL Group SA	6,506	295,618
	SAP SE, Sponsored ADR	5,177	676,996
	SAP SE	21,494	2,799,188
	Scout24 AG	433	29,762
	Symrise AG	13,281	1,364,688
	Thyssenkrupp AG	97,325	1,196,713
	Wirecard AG	8,365	1,226,988
*	Zalando SE	6,417	307,245
TOTAL GERMANY			43,016,449
HONG KONG — (2.5%)
	AIA Group, Ltd.	341,800	3,386,878
	ASM Pacific Technology, Ltd.	36,500	491,828
	Chow Tai Fook Jewellery Group, Ltd.	54,400	49,032
	Galaxy Entertainment Group, Ltd.	190,000	1,243,471
	HKT Trust & HKT, Ltd.	659,000	983,709
	Hong Kong & China Gas Co., Ltd.	510,000	975,976
	Hong Kong Exchanges & Clearing, Ltd.	86,367	2,837,798
	MGM China Holdings, Ltd.	142,400	198,837
	NagaCorp., Ltd.	226,000	318,784
	Prada SpA	25,800	98,923
	Samsonite International SA	17,400	32,492
	Sands China, Ltd.	174,400	841,010
	Techtronic Industries Co., Ltd.	162,000	1,292,613
#	Vitasoy International Holdings, Ltd.	110,000	396,493
	Wynn Macau, Ltd.	214,400	445,020
TOTAL HONG KONG			13,592,864
IRELAND — (0.5%)
	Glanbia P.L.C.	3,477	40,507
	Kerry Group P.L.C., Class A	5,616	717,819
	Kingspan Group P.L.C.	10,709	660,486
	Smurfit Kappa Group P.L.C.	30,072	1,039,949
TOTAL IRELAND			2,458,761
ISRAEL — (0.4%)
	Azrieli Group, Ltd.	855	63,011
	Bank Leumi Le-Israel BM	7,502	53,939
*	Bezeq The Israeli Telecommunication Corp., Ltd.	98,235	75,454
	Delek Group, Ltd.	418	53,596
	Elbit Systems, Ltd.	318	48,559
	Elbit Systems, Ltd.	1,308	199,274
	First International Bank Of Israel, Ltd.	1,937	54,163
	Harel Insurance Investments & Financial Services, Ltd.	5,929	40,518
	Israel Chemicals, Ltd.	80,604	338,567

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mizrahi Tefahot Bank, Ltd.	13,849	$376,991
#*	Nice, Ltd., Sponsored ADR	1,919	330,644
	Shapir Engineering and Industry, Ltd.	9,190	65,381
	Shufersal, Ltd.	5,390	33,640
	Strauss Group, Ltd.	4,186	122,881
*	Tower Semiconductor, Ltd.	4,828	107,085
*	Tower Semiconductor, Ltd.	4,255	95,559
TOTAL ISRAEL			2,059,262
ITALY — (2.2%)
	A2A SpA	93,245	186,271
	Atlantia SpA	60,972	1,496,139
#	CNH Industrial NV	155,018	1,476,545
#	DiaSorin SpA	1,290	158,602
	Enel SpA	306,502	2,671,568
	Ferrari NV	4,832	815,442
#	Ferrari NV	6,329	1,068,462
	FinecoBank Banca Fineco SpA	45,840	536,355
	Hera SpA	12,409	56,441
	Leonardo SpA	32,873	403,877
#	Moncler SpA	29,895	1,286,749
	Poste Italiane SpA	6,659	76,279
	Recordati SpA	11,853	507,197
	Snam SpA	198,210	1,062,338
TOTAL ITALY			11,802,265
JAPAN — (22.3%)
	ABC-Mart, Inc.	3,500	224,545
	Acom Co., Ltd.	7,700	36,068
	Advantest Corp.	37,800	1,972,055
	Aeon Co., Ltd.	46,200	944,950
	Aeon Delight Co., Ltd.	500	17,156
	Aica Kogyo Co., Ltd.	2,900	90,527
	Ain Holdings, Inc.	3,000	183,378
	Alps Alpine Co., Ltd.	7,300	131,056
	Amano Corp.	4,800	138,619
#	Anritsu Corp.	7,400	142,293
	Asahi Group Holdings, Ltd.	28,500	1,321,203
	Asahi Intecc Co., Ltd.	21,900	603,403
	Astellas Pharma, Inc.	140,500	2,482,652
	Bandai Namco Holdings, Inc.	12,100	703,112
	Benefit One, Inc.	11,300	197,543
	Benesse Holdings, Inc.	4,200	115,373
	Bic Camera, Inc.	4,700	50,964
	Calbee, Inc.	8,400	274,684
	Canon, Inc.	16,000	419,589
	Capcom Co., Ltd.	8,900	251,819
	Casio Computer Co., Ltd.	20,400	378,122
	Chugai Pharmaceutical Co., Ltd.	11,100	1,136,958
	Colowide Co., Ltd.	200	4,055
	Cosmos Pharmaceutical Corp.	1,200	263,545
#	CyberAgent, Inc.	19,400	773,075
	Daifuku Co., Ltd.	10,251	617,222
	Daiichikosho Co., Ltd.	6,300	306,038
	Daikin Industries, Ltd.	17,300	2,437,697
	Daito Trust Construction Co., Ltd.	12,400	1,460,677
	Daiwa House Industry Co., Ltd.	11,500	362,048
	Disco Corp.	1,000	230,343

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DMG Mori Co., Ltd.	10,400	$143,264
	Eisai Co., Ltd.	600	45,217
	en-japan, Inc.	5,400	214,540
	FamilyMart Co., Ltd.	11,900	260,255
	Fancl Corp.	8,200	214,065
	Fast Retailing Co., Ltd.	5,000	2,689,380
	FP Corp.	3,900	236,590
	Fuji Electric Co., Ltd.	10,400	304,533
	Fuji Kyuko Co., Ltd.	3,699	129,679
	Fuji Oil Holdings, Inc.	5,400	139,959
	Fujitsu General, Ltd.	6,000	134,139
	Fujitsu, Ltd.	10,400	1,099,620
	GMO internet, Inc.	10,700	205,116
	GMO Payment Gateway, Inc.	7,700	495,136
#	Goldwin, Inc.	3,500	212,370
*	GungHo Online Entertainment, Inc.	4,140	75,316
	Hakuhodo DY Holdings, Inc.	28,200	399,567
	Hamamatsu Photonics KK	5,000	211,406
	Harmonic Drive Systems, Inc.	2,100	93,442
	Hikari Tsushin, Inc.	1,429	351,254
	HIS Co., Ltd.	2,700	62,030
	Hitachi High-Technologies Corp.	3,800	271,700
	Hitachi Transport System, Ltd.	3,000	86,124
	Horiba, Ltd.	3,700	228,859
	Hoshizaki Corp.	1,700	156,386
	Hoya Corp.	21,900	2,095,949
	Hulic Co., Ltd.	28,700	347,976
	Ichigo, Inc.	600	2,251
	Infomart Corp.	34,600	273,699
	Ito En, Ltd.	10,200	495,310
	Itochu Techno-Solutions Corp.	5,400	159,023
	Izumi Co., Ltd.	1,100	34,671
	Japan Airport Terminal Co., Ltd.	5,300	244,272
	Japan Exchange Group, Inc.	60,700	1,087,830
	Japan Tobacco, Inc.	99,600	2,105,988
	JCR Pharmaceuticals Co., Ltd.	200	17,155
	Justsystems Corp.	3,400	185,053
	Kakaku.com, Inc.	23,100	603,474
	Kaken Pharmaceutical Co., Ltd.	3,300	174,014
	Kao Corp.	36,400	2,903,160
	KDDI Corp.	175,100	5,291,356
	Keihan Holdings Co., Ltd.	10,100	456,732
	Kewpie Corp.	7,800	162,672
	Keyence Corp.	3,800	1,277,396
	Kikkoman Corp.	7,900	382,815
	Kirin Holdings Co., Ltd.	42,500	933,407
	Kobe Bussan Co., Ltd.	10,500	401,929
	Koito Manufacturing Co., Ltd.	19,200	833,211
	Komatsu, Ltd.	6,400	141,511
	Konami Holdings Corp.	9,800	379,529
	Kose Corp.	3,800	489,292
	Kotobuki Spirits Co., Ltd.	3,400	224,492
	Kubota Corp.	600	9,396
	Kusuri no Aoki Holdings Co., Ltd.	2,100	126,443
	Kyoritsu Maintenance Co., Ltd.	1,800	72,030
	Kyudenko Corp.	1,500	43,291
	Lasertec Corp.	14,300	700,073
	Lawson, Inc.	10,900	630,873
	Lion Corp.	17,200	326,743

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	M3, Inc.	23,100	$672,331
	Mani, Inc.	2,700	67,768
	Matsui Securities Co., Ltd.	3,500	28,553
	Matsumotokiyoshi Holdings Co., Ltd.	7,300	291,901
	McDonald's Holdings Co. Japan, Ltd.	2,400	114,076
	MEIJI Holdings Co., Ltd.	17,900	1,259,691
	Minebea Mitsumi, Inc.	66,900	1,299,599
	MISUMI Group, Inc.	15,600	387,088
#	MonotaRO Co., Ltd.	21,900	525,331
	Morinaga & Co., Ltd.	6,300	302,425
	Murata Manufacturing Co., Ltd.	33,400	1,890,934
	Nabtesco Corp.	11,500	329,529
	NET One Systems Co., Ltd.	8,700	143,442
*	Nexon Co., Ltd.	500	6,771
	Nichirei Corp.	18,700	452,060
	Nidec Corp.	3,200	402,466
	Nifco, Inc.	15,300	400,942
	Nihon M&A Center, Inc.	23,100	660,831
	Nihon Unisys, Ltd.	12,700	387,283
	Nintendo Co., Ltd.	3,200	1,177,138
	Nippon Shinyaku Co., Ltd.	2,500	221,646
	Nippon Suisan Kaisha, Ltd.	3,400	18,542
	Nissan Chemical Corp.	13,700	566,137
	Nitori Holdings Co., Ltd.	2,200	341,882
	Noevir Holdings Co., Ltd.	600	27,325
#	NOF Corp.	4,500	146,485
	Nomura Research Institute, Ltd.	22,130	486,986
	NS Solutions Corp.	3,500	102,804
	NTT Data Corp.	67,000	941,163
	NTT DOCOMO, Inc.	106,200	3,017,395
	Olympus Corp.	81,500	1,316,815
	Omron Corp.	9,900	566,922
	Open House Co., Ltd.	14,200	377,484
	Oracle Corp.	4,400	380,853
	Oriental Land Co., Ltd.	5,400	703,269
	OSG Corp.	4,000	67,333
	Otsuka Corp.	11,300	440,642
	Pan Pacific International Holdings Corp.	31,800	513,149
	Park24 Co., Ltd.	17,700	444,495
*	PeptiDream, Inc.	9,600	454,441
	Persol Holdings Co., Ltd.	34,000	607,858
	Pigeon Corp.	19,900	702,313
	Pilot Corp.	3,800	148,349
	Pola Orbis Holdings, Inc.	8,700	188,483
*	Rakuten, Inc.	69,887	539,140
	Recruit Holdings Co., Ltd.	96,600	3,765,108
	Relo Group, Inc.	16,700	445,955
*	Renesas Electronics Corp.	113,400	713,436
	Rohto Pharmaceutical Co., Ltd.	7,500	207,606
#	Ryohin Keikaku Co., Ltd.	36,000	601,870
	Sankyu, Inc.	9,300	458,547
	Santen Pharmaceutical Co., Ltd.	32,300	602,413
	Sanwa Holdings Corp.	22,200	233,523
	SCREEN Holdings Co., Ltd.	3,200	166,203
	SCSK Corp.	9,000	482,368
	Secom Co., Ltd.	4,700	412,437
	Seibu Holdings, Inc.	21,200	330,456
	Sekisui Chemical Co., Ltd.	8,400	139,906
	Seria Co., Ltd.	3,900	107,325

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seven & I Holdings Co., Ltd.	28,600	$1,096,619
	Seven Bank, Ltd.	78,600	235,058
	Sharp Corp.	34,233	464,376
	Shimadzu Corp.	14,200	398,522
	Shimano, Inc.	2,000	306,655
	Shin-Etsu Chemical Co., Ltd.	19,700	2,252,964
	Shionogi & Co., Ltd.	14,900	886,164
	Ship Healthcare Holdings, Inc.	6,600	295,922
	Shiseido Co., Ltd.	34,500	2,221,131
	Skylark Holdings Co., Ltd.	50,300	921,205
	SMS Co., Ltd.	13,000	321,989
	Softbank Corp.	81,300	1,115,362
	SoftBank Group Corp.	7,180	289,889
	Sohgo Security Services Co., Ltd.	7,500	389,259
	Sony Corp.	106,900	7,475,179
	Sugi Holdings Co., Ltd.	3,600	180,367
	SUMCO Corp.	65,400	1,000,054
	Sumitomo Realty & Development Co., Ltd.	10,600	390,244
	Sundrug Co., Ltd.	12,300	416,824
	Suntory Beverage & Food, Ltd.	7,700	326,005
	Sushiro Global Holdings, Ltd.	4,600	386,022
	Suzuki Motor Corp.	24,000	1,098,138
	Sysmex Corp.	13,200	944,331
	Taiyo Nippon Sanso Corp.	22,800	499,752
#	Taiyo Yuden Co., Ltd.	29,900	862,164
	TDK Corp.	10,300	1,090,518
	TechnoPro Holdings, Inc.	5,800	384,056
	Terumo Corp.	20,900	752,311
	TIS, Inc.	7,900	474,603
	Toei Animation Co., Ltd.	1,000	47,921
	Tokyo Electron, Ltd.	13,400	2,947,277
	Toshiba TEC Corp.	5,700	223,206
	TOTO, Ltd.	8,099	329,099
*	Trend Micro, Inc.	19,800	1,034,558
	Tsuruha Holdings, Inc.	4,100	501,847
	Ulvac, Inc.	2,300	82,970
	Unicharm Corp.	11,500	393,572
	USS Co., Ltd.	22,200	402,922
	Welcia Holdings Co., Ltd.	9,000	494,223
	Workman Co., Ltd.	2,000	161,168
	Yamato Holdings Co., Ltd.	6,400	102,485
	Yaoko Co., Ltd.	2,100	107,444
#	Yaskawa Electric Corp.	16,600	568,247
	Yokogawa Electric Corp.	14,600	254,041
	Z Holdings Corp.	127,600	506,819
	Zenkoku Hosho Co., Ltd.	9,400	402,167
#	Zensho Holdings Co., Ltd.	11,600	245,639
	ZOZO, Inc.	24,900	414,728
TOTAL JAPAN			119,828,971
NETHERLANDS — (3.4%)
	ASML Holding NV	2,127	596,915
	ASML Holding NV	13,926	3,908,471
	GrandVision NV	6,267	191,998
	Heineken NV	8,121	883,622
	Koninklijke KPN NV	879,646	2,464,624
*	OCI NV	2,622	45,167
	Unilever NV	82,551	4,811,072
	Unilever NV	21,080	1,230,064

International Large Cap Growth Portfolio
CONTINUED
	Shares	Value»
NETHERLANDS — (Continued)
Wolters Kluwer NV	53,502	$4,020,220
TOTAL NETHERLANDS		18,152,153
NEW ZEALAND — (0.2%)
* a2 Milk Co., Ltd.	36,522	349,922
Fisher & Paykel Healthcare Corp., Ltd.	10,356	154,913
Spark New Zealand, Ltd.	233,543	699,490
TOTAL NEW ZEALAND		1,204,325
NORWAY — (0.7%)
Aker BP ASA	10,737	302,433
Bakkafrost P/F	2,436	173,320
Gjensidige Forsikring ASA	14,652	319,329
Leroy Seafood Group ASA	5,950	38,605
Mowi ASA	27,232	649,531
Salmar ASA	6,714	328,390
Schibsted ASA, Class A	3,600	108,405
Schibsted ASA, Class B	2,992	84,513
Telenor ASA	45,994	831,160
TGS NOPEC Geophysical Co. ASA	21,874	555,989
Tomra Systems ASA	13,193	388,334
TOTAL NORWAY		3,780,009
PORTUGAL — (0.1%)
Jeronimo Martins SGPS SA	14,536	250,134
SINGAPORE — (0.9%)
Dairy Farm International Holdings, Ltd.	36,800	189,053
DBS Group Holdings, Ltd.	59,400	1,094,210
Genting Singapore, Ltd.	464,900	290,953
Jardine Cycle & Carriage, Ltd.	13,044	277,346
Olam International, Ltd.	6,600	8,676
Oversea-Chinese Banking Corp., Ltd.	8,448	66,478
SATS, Ltd.	78,100	259,957
Singapore Exchange, Ltd.	112,200	711,838
Singapore Technologies Engineering, Ltd.	155,600	466,052
Singapore Telecommunications, Ltd.	249,300	599,880
Singapore Telecommunications, Ltd.	10,900	26,221
United Overseas Bank, Ltd.	29,523	550,667
Venture Corp., Ltd.	22,800	269,233
TOTAL SINGAPORE		4,810,564
SPAIN — (2.4%)
# Acciona SA	2,062	234,050
ACS Actividades de Construccion y Servicios SA	32,243	1,071,974
Aena SME SA	6,064	1,122,326
Amadeus IT Group SA	23,703	1,858,459
Cellnex Telecom SA	23,003	1,144,058
Enagas SA	15,910	428,676
Endesa SA	34,831	956,358
Grifols SA	31,463	1,056,691
Industria de Diseno Textil SA	61,458	2,066,652
Naturgy Energy Group SA	4,405	116,181
Telefonica SA	433,891	2,934,715
TOTAL SPAIN		12,990,140

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (2.2%)
	AAK AB	5,532	$103,951
#	Alfa Laval AB	20,119	502,233
	Assa Abloy AB, Class B	11,938	283,364
	Atlas Copco AB, Class A	50,677	1,793,662
	Atlas Copco AB, Class B	29,449	915,375
	Axfood AB	16,520	342,542
	Beijer Ref AB	6,598	198,469
	Electrolux AB, Class B	30,287	718,499
#	Elekta AB, Class B	25,642	293,699
#	Epiroc AB, Class A	38,561	446,094
	Epiroc AB, Class B	24,352	275,219
	Essity AB, Class B	33,287	1,056,726
#	Hennes & Mauritz AB, Class B	47,912	1,051,179
	Hexagon AB, Class B	4,813	261,653
	Hexpol AB	7,397	66,683
	Indutrade AB	7,049	253,888
	Lifco AB, Class B	4,184	246,752
	Loomis AB, Class B	8,123	294,145
	Nibe Industrier AB, Class B	18,137	314,338
	Sandvik AB	76,904	1,403,628
	Securitas AB, Class B	36,494	574,393
	Sweco AB, Class B	6,397	247,024
#*	Swedish Orphan Biovitrum AB	10,711	190,641
TOTAL SWEDEN			11,834,157
SWITZERLAND — (8.9%)
	EMS-Chemie Holding AG	1,681	1,099,948
	Geberit AG	4,537	2,394,318
	Givaudan SA	1,096	3,616,220
	Kuehne + Nagel International AG	10,114	1,634,643
	Logitech International SA	1,331	59,402
	Nestle SA	69,531	7,668,755
	Partners Group Holding AG	2,289	2,095,474
	Roche Holding AG	2,118	702,102
	Roche Holding AG	47,912	16,072,960
	Schindler Holding AG	3,320	825,427
	SGS SA	1,102	3,187,725
	Sika AG	25,172	4,526,565
	Sonova Holding AG	6,451	1,617,726
	Straumann Holding AG	806	768,225
	Temenos AG	9,028	1,452,319
TOTAL SWITZERLAND			47,721,809
UNITED KINGDOM — (14.1%)
	Admiral Group P.L.C.	24,893	741,101
	Ashtead Group P.L.C.	66,691	2,152,645
	AstraZeneca P.L.C., Sponsored ADR	107,948	5,257,068
	AstraZeneca P.L.C.	15,702	1,536,088
	Auto Trader Group P.L.C.	129,126	952,793
	B&M European Value Retail SA	18,781	90,054
	BAE Systems P.L.C.	238,897	1,985,940
	Berkeley Group Holdings P.L.C.	9,077	626,914
	BHP Group P.L.C., ADR	10,624	461,400
	BHP Group P.L.C.	71,676	1,560,143
	BT Group P.L.C.	828,202	1,757,559
	Bunzl P.L.C.	18,880	488,997
	Burberry Group P.L.C.	61,566	1,578,577
	Burford Capital, Ltd.	6,035	50,127

International Large Cap Growth Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Centrica P.L.C.	521,725	$584,783
Coca-Cola HBC AG	15,617	573,646
Compass Group P.L.C.	96,525	2,386,303
Croda International P.L.C.	10,792	708,714
DCC P.L.C.	801	64,674
Diageo P.L.C., Sponsored ADR	16,137	2,548,839
Diageo P.L.C.	999	39,504
Evraz P.L.C.	83,618	388,223
Experian P.L.C.	123,602	4,302,334
Ferguson P.L.C.	23,355	2,097,283
Fresnillo P.L.C.	8,502	74,266
G4S P.L.C.	171,561	441,506
GlaxoSmithKline P.L.C., Sponsored ADR	172,818	8,087,882
Halma P.L.C.	5,782	160,488
Hargreaves Lansdown P.L.C.	39,681	900,739
Hikma Pharmaceuticals P.L.C.	8,164	197,139
HomeServe P.L.C.	29,783	503,283
Imperial Brands P.L.C.	169,781	4,353,563
InterContinental Hotels Group P.L.C., ADR	6,985	428,831
International Consolidated Airlines Group SA	23,122	173,273
Intertek Group P.L.C.	20,638	1,565,970
ITV P.L.C.	657,986	1,172,274
IWG P.L.C.	13,188	76,771
JD Sports Fashion P.L.C.	61,085	660,586
Johnson Matthey P.L.C.	1,894	64,938
London Stock Exchange Group P.L.C.	3,933	406,439
Mondi P.L.C.	47,136	959,065
Next P.L.C.	24,843	2,257,718
NMC Health P.L.C.	4,287	72,906
Persimmon P.L.C.	27,548	1,109,030
RELX P.L.C., Sponsored ADR	2,965	78,691
RELX P.L.C.	57,560	1,527,172
RELX P.L.C.	71,813	1,900,958
Rentokil Initial P.L.C.	165,584	1,019,760
Rightmove P.L.C.	159,472	1,382,070
Rio Tinto P.L.C.	4,479	239,511
Rio Tinto P.L.C., Sponsored ADR	43,071	2,301,284
Rolls-Royce Holdings P.L.C.	64,928	571,907
Sage Group P.L.C. (The)	45,306	441,083
Smith & Nephew P.L.C.	42,940	1,033,175
Smiths Group P.L.C.	2,339	52,007
Spirax-Sarco Engineering P.L.C.	7,219	848,051
SSE P.L.C.	85,397	1,699,894
St James's Place P.L.C.	131,176	1,972,846
Taylor Wimpey P.L.C.	55,039	156,114
Unilever P.L.C., Sponsored ADR	65,558	3,918,402
Unilever P.L.C.	712	42,472
Whitbread P.L.C.	910	53,643
TOTAL UNITED KINGDOM		75,839,416
TOTAL COMMON STOCKS		525,103,599
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Fuchs Petrolub SE	4,102	181,795
Henkel AG & Co. KGaA	6,610	672,253
Sartorius AG	3,697	860,343

International Large Cap Growth Portfolio
CONTINUED
	Shares	Value»

GERMANY — (Continued)
Schaeffler AG	3,242	$32,343
TOTAL GERMANY		1,746,734
TOTAL INVESTMENT SECURITIES (Cost $439,576,808)		526,850,333

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	859,448	9,945,530
TOTAL INVESTMENTS — (100.0%)
(Cost $449,520,774)^^			$536,795,863
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$496,329	$32,340,385	—	$32,836,714
Austria	—	651,170	—	651,170
Belgium	135,164	4,856,659	—	4,991,823
Canada	48,474,823	—	—	48,474,823
Denmark	—	9,406,977	—	9,406,977
Finland	—	5,018,181	—	5,018,181
France	153,342	54,229,290	—	54,382,632
Germany	713,129	42,303,320	—	43,016,449
Hong Kong	—	13,592,864	—	13,592,864
Ireland	—	2,458,761	—	2,458,761
Israel	637,003	1,422,259	—	2,059,262
Italy	1,068,462	10,733,803	—	11,802,265
Japan	—	119,828,971	—	119,828,971
Netherlands	8,719,543	9,432,610	—	18,152,153
New Zealand	—	1,204,325	—	1,204,325
Norway	—	3,780,009	—	3,780,009
Portugal	—	250,134	—	250,134
Singapore	—	4,810,564	—	4,810,564
Spain	—	12,990,140	—	12,990,140
Sweden	—	11,834,157	—	11,834,157
Switzerland	59,402	47,662,407	—	47,721,809
United Kingdom	23,082,397	52,757,019	—	75,839,416
Preferred Stocks
Germany	—	1,746,734	—	1,746,734
Securities Lending Collateral	—	9,945,530	—	9,945,530
TOTAL	$83,539,594	$453,256,269	—	$536,795,863

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.6%)
AUSTRALIA — (6.4%)
*	3P Learning, Ltd.	20,996	$11,796
	Adairs, Ltd.	14,945	22,070
	ALS, Ltd.	86,031	549,799
	Altium, Ltd.	28,568	745,530
	AMA Group, Ltd.	79,747	48,362
#	AP Eagers, Ltd.	13,988	83,293
	Appen, Ltd.	700	11,541
	ARB Corp., Ltd.	15,707	193,147
*	Asaleo Care, Ltd.	72,248	52,093
	Austal, Ltd.	44,904	115,973
	Australian Ethical Investment, Ltd.	11,110	35,692
	Australian Finance Group, Ltd.	28,927	54,876
	Baby Bunting Group, Ltd.	16,608	37,511
	Bapcor, Ltd.	53,447	223,373
#	Blackmores, Ltd.	3,334	197,721
	Bravura Solutions, Ltd.	58,889	213,230
	Breville Group, Ltd.	22,651	279,037
	BSA, Ltd.	40,239	10,854
#*	Byron Energy, Ltd.	59,452	11,537
	carsales.com, Ltd.	51,057	581,155
*	Champion Iron, Ltd.	62,670	100,807
	Citadel Group, Ltd. (The)	7,469	23,738
	City Chic Collective, Ltd.	24,304	49,654
#	Class, Ltd.	11,009	14,905
#	Clinuvel Pharmaceuticals, Ltd.	8,616	157,449
	Clover Corp., Ltd.	50,310	89,198
	Codan, Ltd.	23,537	119,751
	Collins Foods, Ltd.	22,615	128,609
#	Corporate Travel Management, Ltd.	15,672	184,196
#	Costa Group Holdings, Ltd.	83,913	152,723
	Credit Corp. Group, Ltd.	13,135	308,681
	Data#3, Ltd.	32,737	98,145
	Dicker Data, Ltd.	9,278	41,609
#	Domino's Pizza Enterprises, Ltd.	11,539	419,486
#*	Emeco Holdings, Ltd.	51,947	78,289
	Emeco Holdings, Ltd.	5,048	6,995
#	GUD Holdings, Ltd.	19,617	156,008
#	GWA Group, Ltd.	25,325	60,150
	Hansen Technologies, Ltd.	41,024	100,226
	HUB24, Ltd.	12,795	91,829
	IDP Education, Ltd.	29,662	345,308
	Iluka Resources, Ltd.	93,166	595,899
	Imdex, Ltd.	47,717	46,122
	Infomedia, Ltd.	89,983	121,959
#	Inghams Group, Ltd.	57,622	135,406
	Integral Diagnostics, Ltd.	18,254	49,100
	Integrated Research, Ltd.	19,978	39,231
#	InvoCare, Ltd.	28,026	249,781
	IPH, Ltd.	41,970	254,066
	IRESS, Ltd.	36,860	340,578
#	JB Hi-Fi, Ltd.	25,072	659,345
	Johns Lyng Group, Ltd.	15,420	24,635
#	Jumbo Interactive, Ltd.	9,248	81,556
#	Kogan.com, Ltd.	12,958	44,167
	Lifestyle Communities, Ltd.	15,764	95,891

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Lovisa Holdings, Ltd.	9,281	$68,388
	Lycopodium, Ltd.	3,350	13,984
*	Lynas Corp., Ltd.	118,339	171,861
*	Macquarie Telecom Group, Ltd.	393	7,075
	McMillan Shakespeare, Ltd.	16,320	139,562
	McPherson's, Ltd.	11,625	20,965
	MNF Group, Ltd.	6,344	20,626
#	Monadelphous Group, Ltd.	20,070	231,903
#*	nearmap, Ltd.	45,811	50,684
#	Netwealth Group, Ltd.	14,101	75,217
	nib holdings, Ltd.	108,113	387,104
	Nick Scali, Ltd.	16,734	78,284
	NRW Holdings, Ltd.	83,724	172,222
	OFX Group, Ltd.	60,218	60,563
	Orora, Ltd.	75,892	162,015
	Over the Wire Holdings, Ltd.	4,517	13,373
#*	Pact Group Holdings, Ltd.	39,768	72,869
	Pendal Group, Ltd.	51,914	303,804
	People Infrastructure, Ltd.	7,457	17,699
#	Perpetual, Ltd.	8,982	253,343
#	Platinum Asset Management, Ltd.	63,551	199,061
*	Praemium, Ltd.	79,053	24,955
	Pro Medicus, Ltd.	9,475	149,370
	PSC Insurance Group, Ltd.	13,241	27,624
	PWR Holdings, Ltd.	10,213	32,216
	Ramelius Resources, Ltd.	117,612	105,444
	Regis Healthcare, Ltd.	33,494	53,637
	Regis Resources, Ltd.	112,292	344,226
	Reliance Worldwide Corp., Ltd.	72,584	215,931
*	Saracen Mineral Holdings, Ltd.	247,697	667,614
	SeaLink Travel Group, Ltd.	16,227	46,754
	Service Stream, Ltd.	66,766	116,168
*	Seven West Media, Ltd.	153,225	25,220
	SG Fleet Group, Ltd.	19,452	28,503
	SmartGroup Corp., Ltd.	20,987	94,403
	St Barbara, Ltd.	158,526	295,504
	Steadfast Group, Ltd.	142,017	360,876
	Super Retail Group, Ltd.	15,711	97,822
	Technology One, Ltd.	59,041	330,463
	Terracom, Ltd.	74,067	15,769
#	Webjet, Ltd.	18,629	144,455
TOTAL AUSTRALIA			14,641,638
AUSTRIA — (0.8%)
	ANDRITZ AG	19,268	758,119
	DO & CO AG	2,039	203,346
	Oesterreichische Post AG	9,331	354,215
	Palfinger AG	3,871	119,902
	Schoeller-Bleckmann Oilfield Equipment AG	2,388	109,756
	Telekom Austria AG	38,914	312,810
TOTAL AUSTRIA			1,858,148
BELGIUM — (1.5%)
*	AGFA-Gevaert NV	48,528	238,354
*	Argenx SE	3,333	481,375
	Atenor	696	56,025
	Barco NV	2,151	534,843
	bpost SA	20,979	209,064

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Colruyt SA	6,186	$309,508
	EVS Broadcast Equipment SA	2,569	58,032
	Fagron	12,993	300,777
	Immobel SA	316	26,769
	Jensen-Group NV	796	30,316
	Kinepolis Group NV	3,708	228,680
	Lotus Bakeries NV	79	239,482
#	Melexis NV	4,841	344,045
	Orange Belgium SA	5,647	114,818
	Resilux	219	34,242
	Sioen Industries NV	1,464	35,136
*	Tessenderlo Group SA	5,906	198,706
	Van de Velde NV	1,365	42,375
TOTAL BELGIUM			3,482,547
CANADA — (8.2%)
#	AG Growth International, Inc.	3,900	134,057
*	Alacer Gold Corp.	53,200	250,041
*	Almonty Industries, Inc.	12,000	4,806
#	Altus Group, Ltd.	8,149	266,933
	Andrew Peller, Ltd., Class A	8,000	66,677
*	Aritzia, Inc.	18,943	358,277
*	ATS Automation Tooling Systems, Inc.	16,657	255,884
	B2Gold Corp.	192,313	832,668
	B2Gold Corp.	18,822	81,311
	Badger Daylighting, Ltd.	9,038	235,818
	Bird Construction, Inc.	7,400	36,458
	BMTC Group, Inc.	1,300	9,936
	Boralex, Inc., Class A	18,256	380,736
	Calian Group, Ltd.	1,500	48,511
	Canacol Energy, Ltd.	33,408	107,540
#	Cineplex, Inc.	14,789	377,380
	Clearwater Seafoods, Inc.	4,851	19,831
	Cogeco Communications, Inc.	3,006	236,001
	Cogeco, Inc.	1,300	91,081
	Colliers International Group, Inc.	8,919	723,144
	Computer Modelling Group, Ltd.	25,656	156,642
	Corby Spirit and Wine, Ltd.	2,600	30,511
	Cott Corp.	3,420	52,292
*	CRH Medical Corp.	17,865	69,521
*	DIRTT Environmental Solutions	20,744	53,764
#*	Endeavour Mining Corp.	20,300	415,694
	Enghouse Systems, Ltd.	9,614	380,811
*	ERO Copper Corp.	12,259	168,406
	Evertz Technologies, Ltd.	6,300	82,499
#	Exchange Income Corp.	3,800	121,891
#	Extendicare, Inc.	22,325	138,835
	Fiera Capital Corp.	16,100	150,854
	Finning International, Inc.	29,763	514,791
*	Firan Technology Group Corp.	3,700	9,897
	First National Financial Corp.	3,437	99,599
	FirstService Corp.	1,875	184,482
	Gamehost, Inc.	3,800	24,005
#*	GDI Integrated Facility Services, Inc.	2,311	57,976
	Gibson Energy, Inc.	34,580	694,004
	goeasy, Ltd.	1,930	97,827
#*	Golden Star Resources, Ltd.	18,296	53,779
*	Great Canadian Gaming Corp.	13,827	416,356
*	Heroux-Devtek, Inc.	6,000	90,131

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	HLS Therapeutics, Inc.	2,100	$36,497
*	IBI Group, Inc.	3,700	15,209
	Information Services Corp.	2,603	31,569
	Innergex Renewable Energy, Inc.	28,240	401,173
	Intertape Polymer Group, Inc.	15,246	186,399
	Jamieson Wellness, Inc.	9,606	192,788
#	Just Energy Group, Inc.	22,600	31,422
	K-Bro Linen, Inc.	2,100	67,440
*	Kinaxis, Inc.	6,150	510,626
#	Labrador Iron Ore Royalty Corp.	15,400	245,418
*	Largo Resources, Ltd.	43,128	34,544
	Lassonde Industries, Inc., Class A	600	63,722
	Leon's Furniture, Ltd.	5,732	70,167
	Logistec Corp., Class B	800	23,273
	Maple Leaf Foods, Inc.	18,502	362,379
	Methanex Corp.	8,369	271,357
	Methanex Corp.	3,283	106,533
	Morneau Shepell, Inc.	15,500	405,713
	MTY Food Group, Inc.	4,727	206,400
#	NFI Group, Inc.	11,983	277,255
	Norbord, Inc.	9,236	271,273
	Norbord, Inc.	976	28,646
	North American Construction Group, Ltd.	5,400	59,003
	North West Co., Inc. (The)	11,976	249,402
#	Northland Power, Inc.	10,652	239,779
*	Parex Resources, Inc.	33,745	534,198
	Pason Systems, Inc.	19,350	193,003
#	Pembina Pipeline Corp.	1,200	45,954
*	Photon Control, Inc.	26,632	26,362
	Pinnacle Renewable Energy, Inc.	5,800	44,659
*	Points International, Ltd.	3,500	59,030
*	Points International, Ltd.	1,144	19,093
	Pollard Banknote, Ltd.	3,400	50,715
#	Premium Brands Holdings Corp.	7,550	555,952
*	Pretium Resources, Inc.	37,233	405,416
*	Pulse Seismic, Inc.	15,400	20,364
	Recipe Unlimited Corp.	4,300	60,500
	Richelieu Hardware, Ltd.	12,897	284,662
*	Roxgold, Inc.	55,900	43,929
#	Savaria Corp.	8,400	84,863
#	Sienna Senior Living, Inc.	15,806	224,776
#	Sleep Country Canada Holdings, Inc.	8,349	126,995
*	Spin Master Corp.	7,140	170,812
*	SSR Mining, Inc.	5,515	100,980
	Stantec, Inc.	24,160	718,374
	Stelco Holdings, Inc.	5,946	44,391
	Stella-Jones, Inc.	12,978	367,354
#	Superior Plus Corp.	41,856	365,299
*	TeraGo, Inc.	1,900	12,002
	TerraVest Industries, Inc.	1,100	12,169
	TFI International, Inc.	18,153	581,324
*	Torex Gold Resources, Inc.	8,900	122,464
*	Wesdome Gold Mines Ltd.	33,900	231,055
#	Westshore Terminals Investment Corp.	11,441	139,014
	Winpak, Ltd.	7,247	264,822
TOTAL CANADA			18,880,175
DENMARK — (2.1%)
	Ambu A.S., Class B	5,314	96,993

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#	ISS A.S.	11,102	$268,917
*	Nilfisk Holding A.S.	4,687	100,937
	Pandora A.S.	22,082	1,139,781
	Royal Unibrew A.S.	15,601	1,483,160
	RTX A.S.	1,100	37,437
	SimCorp A.S.	12,371	1,371,409
	Tivoli A.S.	108	12,105
	Topdanmark A.S.	4,581	216,673
TOTAL DENMARK			4,727,412
FINLAND — (2.3%)
	Alma Media Oyj	7,507	72,206
	Caverion Oyj	23,382	190,436
*	F-Secure Oyj	15,402	56,162
	Kesko Oyj, Class A	2,364	149,265
	Kesko Oyj, Class B	7,643	516,712
	Lassila & Tikanoja Oyj	2,977	50,716
	Metso Oyj	23,049	817,891
	Olvi Oyj, Class A	784	33,846
	Orion Oyj, Class A	6,336	297,320
	Orion Oyj, Class B	26,317	1,243,399
#	Ponsse Oyj	2,688	93,954
	Sanoma Oyj	15,828	189,487
	TietoEVRY Oyj	13,952	454,991
	Tikkurila Oyj	8,580	147,776
	Tokmanni Group Corp.	10,934	158,592
	Uponor Oyj	3,035	41,063
	Vaisala Oyj, Class A	5,135	191,887
#	Valmet Oyj	30,958	669,675
TOTAL FINLAND			5,375,378
FRANCE — (4.2%)
*	Air France-KLM	44,311	410,503
	Akka Technologies	2,788	193,578
	Albioma SA	5,747	191,344
	Alten SA	5,635	694,472
	Aubay	2,001	66,465
*	Bastide le Confort Medical	726	29,110
	Bigben Interactive	1,565	24,314
	Bourbon Corp.	2,000	34,351
*	Cegedim SA	1,355	45,483
	Cie Plastic Omnium SA	13,034	328,281
#	Devoteam SA	1,294	120,486
	Euronext NV	13,342	1,156,523
	Gaztransport Et Technigaz SA	4,650	470,041
*	ID Logistics Group	627	122,599
	Ingenico Group SA	13,599	1,581,469
#	JCDecaux SA	15,594	416,787
	Kaufman & Broad SA	4,553	192,866
	Lagardere SCA	23,695	449,768
	Lectra	7,400	182,947
	Linedata Services	871	28,205
	LNA Sante SA	1,447	73,564
	Metropole Television SA	8,527	141,809
#	Robertet SA	116	117,126
	SEB SA	871	111,834
	Societe BIC SA	6,097	411,575
	Societe pour l'Informatique Industrielle	2,187	65,067

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	SOITEC	4,671	$439,063
	Somfy SA	1,955	197,599
	Sopra Steria Group	3,038	484,998
	SPIE SA	17,657	342,044
	Stef SA	832	76,386
	Sword Group	1,345	52,183
*	Technicolor SA	29,878	20,687
	Thermador Groupe	610	37,075
*	Transgene SA	3,815	6,405
	Trigano SA	2,223	210,791
	Union Financiere de France BQE SA	607	13,731
*	Virbac SA	736	180,161
TOTAL FRANCE			9,721,690
GERMANY — (6.6%)
	All for One Group AG	457	27,671
	Amadeus Fire AG	1,434	242,774
	Atoss Software AG	471	82,124
	Basler AG	1,509	90,075
	Bechtle AG	7,619	1,099,334
	bet-at-home.com AG	1,082	57,111
	Borussia Dortmund GmbH & Co. KGaA	13,343	130,358
	CANCOM SE	8,499	505,658
*	CECONOMY AG	38,279	197,862
	CENIT AG	2,561	36,714
	Cewe Stiftung & Co. KGAA	1,579	180,106
	CompuGroup Medical SE	6,878	452,449
	CTS Eventim AG & Co. KGaA	15,058	936,363
*	Dialog Semiconductor P.L.C.	12,784	561,561
	Dr Hoenle AG	1,077	52,554
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,076	204,939
	Energiekontor AG	1,600	37,987
*	Evotec SE	28,193	755,564
	Fielmann AG	5,536	440,299
	First Sensor AG	1,540	65,612
	Fuchs Petrolub SE	6,991	283,741
	Gerresheimer AG	8,095	640,338
	Hamburger Hafen und Logistik AG	6,206	152,728
	Hawesko Holding AG	423	15,566
	Hugo Boss AG	17,355	819,879
*	Hypoport AG	569	200,713
	Isra Vision AG	3,848	144,082
*	LPKF Laser & Electronics AG	3,833	80,268
	Nemetschek SE	6,197	420,354
	New Work SE	881	288,170
	Nexus AG	3,982	151,555
	OHB SE	1,179	53,191
	Pfeiffer Vacuum Technology AG	1,849	307,184
	ProSiebenSat.1 Media SE	49,196	651,286
*	PVA TePla AG	2,142	35,254
	Rheinmetall AG	9,246	988,818
#	S&T AG	14,109	378,759
	Scout24 AG	17,252	1,185,810
	Secunet Security Networks AG	276	39,682
	Siltronic AG	4,404	471,744
	Sixt SE	3,091	311,496
	Stabilus SA	6,287	381,942
	STRATEC SE	1,313	93,022
	Stroeer SE & Co. KGaA	7,622	604,976

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Traffic Systems SE	907	$22,359
	Washtec AG	3,278	184,829
TOTAL GERMANY			15,064,861
HONG KONG — (2.2%)
*	Brightoil Petroleum Holdings, Ltd.	408,000	59,099
	Build King Holdings, Ltd.	80,000	8,133
	Cafe de Coral Holdings, Ltd.	88,000	197,444
*	Camsing International Holding, Ltd.	80,000	8,961
*	China Display Optoelectronics Technology Holdings, Ltd.	144,000	8,938
	CITIC Telecom International Holdings, Ltd.	281,000	97,017
	Convenience Retail Asia, Ltd.	108,000	49,547
*	Cosmopolitan International Holdings, Ltd.	104,000	19,993
#	Fairwood Holdings, Ltd.	16,500	39,910
	Giordano International, Ltd.	282,000	72,079
#*	Gold-Finance Holdings, Ltd.	214,000	744
*	Great Harvest Maeta Group Holdings, Ltd.	100,000	18,268
	HKBN, Ltd.	171,500	297,197
#	Honma Golf, Ltd.	19,000	12,826
#	IGG, Inc.	211,000	146,760
	International Housewares Retail Co., Ltd.	77,000	17,854
	Karrie International Holdings, Ltd.	126,000	17,881
*	Leyou Technologies Holdings, Ltd.	285,000	91,417
	Lifestyle International Holdings, Ltd.	131,500	131,513
	L'Occitane International SA	79,750	168,882
	Man Wah Holdings, Ltd.	326,800	225,310
	Melco International Development, Ltd.	86,000	185,731
*	Nimble Holdings Co., Ltd.	120,000	7,898
	Pacific Textiles Holdings, Ltd.	195,000	126,096
#	PCCW, Ltd.	682,000	401,680
	Perfect Shape Medical, Ltd.	104,000	34,850
	Rare Earth Magnesium Technology Group Holdings, Ltd.	360,000	12,411
#	Regina Miracle International Holdings, Ltd.	72,000	42,917
#	Sa Sa International Holdings, Ltd.	303,317	53,488
	Samsonite International SA	231,000	431,359
	SITC International Holdings Co., Ltd.	292,000	343,959
	SmarTone Telecommunications Holdings, Ltd.	72,500	53,124
	SUNeVision Holdings, Ltd.	151,000	99,926
	TK Group Holdings, Ltd.	56,000	27,154
#*	TOM Group, Ltd.	96,000	17,120
	Tradelink Electronic Commerce, Ltd.	178,000	25,942
	Union Medical Healthcare, Ltd.	36,000	23,794
#	Vitasoy International Holdings, Ltd.	138,000	497,418
	VTech Holdings, Ltd.	38,900	351,606
	Xinyi Glass Holdings, Ltd.	350,000	438,650
*	Zhaobangji Properties Holdings, Ltd.	400,000	56,332
TOTAL HONG KONG			4,921,228
IRELAND — (0.3%)
*	Datalex P.L.C.	12,438	4,738
	FBD Holdings P.L.C.	4,913	47,306
	Glanbia P.L.C.	28,138	327,805
	Irish Continental Group P.L.C.	36,636	190,214
TOTAL IRELAND			570,063
ISRAEL — (1.2%)
	Arad, Ltd.	1,934	35,628
*	Arko Holdings, Ltd.	101,715	42,067

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	AudioCodes, Ltd.	5,479	$121,648
*	Avgol Industries 1953, Ltd.	10,796	7,405
	Bet Shemesh Engines Holdings 1997, Ltd.	1,014	41,156
	Camtek, Ltd.	3,177	37,092
	Cohen Development & Industrial Buildings, Ltd.	241	4,753
	Danel Adir Yeoshua, Ltd.	863	81,103
	Delek Automotive Systems, Ltd.	7,090	42,089
	Duniec Brothers, Ltd.	907	34,624
	Electra Consumer Products 1970, Ltd.	1,294	25,536
	Electra, Ltd.	424	222,983
*	Energix-Renewable Energies, Ltd.	12,665	44,546
	FMS Enterprises Migun, Ltd.	713	24,773
	Formula Systems 1985, Ltd.	1,834	132,631
#	Fox Wizel, Ltd.	2,359	111,986
*	Hamlet Israel-Canada, Ltd.	1,063	19,148
#	Hilan, Ltd.	4,016	163,184
	IDI Insurance Co., Ltd.	1,510	50,552
	Inrom Construction Industries, Ltd.	11,160	51,458
	Israel Canada T.R, Ltd.	8,433	19,441
*	Kamada, Ltd.	5,134	33,511
	Kerur Holdings, Ltd.	1,337	36,569
	Klil Industries, Ltd.	260	20,676
	Malam - Team, Ltd.	202	43,368
	Matrix IT, Ltd.	8,960	186,876
	Maytronics, Ltd.	9,272	79,067
	Naphtha Israel Petroleum Corp., Ltd.	8,553	44,643
*	Nova Measuring Instruments, Ltd.	5,860	224,788
	Novolog, Ltd.	40,640	23,532
	One Software Technologies, Ltd.	637	49,559
#	OPC Energy, Ltd.	7,808	68,329
*	Partner Communications Co., Ltd.	24,503	108,639
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,627	94,003
	Scope Metals Group, Ltd.	1,256	29,040
	Shapir Engineering and Industry, Ltd.	14,984	106,602
	Shikun & Binui, Ltd.	32,137	157,451
	Shufersal, Ltd.	18,345	114,493
	Tadiran Holdings, Ltd.	509	22,192
	Victory Supermarket Chain, Ltd.	841	14,174
TOTAL ISRAEL			2,771,315
ITALY — (4.3%)
	ACEA SpA	12,129	282,858
#	Amplifon SpA	29,952	851,670
#	Aquafil SpA	2,273	15,249
*	Arnoldo Mondadori Editore SpA	31,303	64,156
	Autogrill SpA	28,150	273,651
	Azimut Holding SpA	29,969	735,274
	B&C Speakers SpA	1,234	17,364
	Banca Farmafactoring SpA	27,311	167,945
	Banca Generali SpA	14,077	447,478
	BasicNet SpA	7,181	38,564
	BE SpA	22,330	31,921
	Biesse SpA	2,047	36,009
	Brunello Cucinelli SpA	7,681	278,508
	Carel Industries SpA	5,620	72,893
#	Carraro SpA	9,648	19,585
	Cerved Group SpA	44,933	440,445
	De' Longhi SpA	9,411	177,332
	DiaSorin SpA	6,049	743,705

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	doValue SpA	9,460	$123,766
	Enav SpA	47,891	309,239
	Falck Renewables SpA	28,439	185,029
	Fiera Milano SpA	7,366	44,814
	FinecoBank Banca Fineco SpA	48,884	571,972
#	Freni Brembo SpA	33,288	380,742
	Gruppo MutuiOnline SpA	6,746	150,471
	Hera SpA	81,198	369,321
	IMA Industria Macchine Automatiche SpA	4,397	286,886
	Interpump Group SpA	18,033	508,483
#*	Juventus Football Club SpA	114,950	144,841
#	Maire Tecnimont SpA	30,962	79,851
	MARR SpA	7,515	160,803
	Piaggio & C SpA	45,845	125,277
#	Prysmian SpA	11,774	261,172
	RAI Way SpA	21,871	142,625
	Reply SpA	4,704	369,155
#	Rizzoli Corriere Della Sera Mediagroup SpA	15,992	16,200
	Salvatore Ferragamo SpA	15,415	284,405
	Sesa SpA	1,469	82,510
	SOL SpA	5,970	64,833
	Technogym SpA	22,946	285,022
	Tinexta S.p.A.	4,924	58,964
	Unieuro SpA	1,920	26,698
	Zignago Vetro SpA	6,112	91,375
TOTAL ITALY			9,819,061
JAPAN — (23.2%)
	A&D Co., Ltd.	2,600	21,532
	Abist Co., Ltd.	400	9,385
	Adastria Co., Ltd.	6,700	131,627
	Ad-sol Nissin Corp.	1,300	27,567
	Adtec Plasma Technology Co., Ltd.	1,200	19,532
	Advance Create Co., Ltd.	1,900	32,047
	Advantage Risk Management Co., Ltd.	1,800	14,527
#	Adventure, Inc.	900	29,154
	Aeon Delight Co., Ltd.	4,000	137,248
	Aeon Fantasy Co., Ltd.	2,500	53,280
#	Aeon Hokkaido Corp.	5,600	40,857
	Aeria, Inc.	2,700	19,953
	Ai Holdings Corp.	9,200	156,444
	Aica Kogyo Co., Ltd.	8,500	265,338
	Ain Holdings, Inc.	6,200	378,980
	Ajis Co., Ltd.	1,000	28,150
	Akatsuki, Inc.	1,300	59,322
#*	AlphaPolis Co., Ltd.	100	2,194
	Altech Corp.	4,070	67,036
	Amano Corp.	12,900	372,539
	Amuse, Inc.	1,900	48,912
	Anest Iwata Corp.	6,500	59,133
#	Aoyama Zaisan Networks Co., Ltd.	2,300	32,351
	Apaman Co., Ltd.	3,000	22,375
	Arcland Service Holdings Co., Ltd.	3,900	70,615
	Argo Graphics, Inc.	3,800	119,506
	ArtSpark Holdings, Inc.	1,500	9,739
	As One Corp.	2,300	208,428
	Asahi Co., Ltd.	3,400	40,887
	Asahi Holdings, Inc.	8,200	205,898
	Asahi Net, Inc.	2,500	15,941

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asante, Inc.	1,100	$19,959
	ASKUL Corp.	3,400	111,042
	Asukanet Co., Ltd.	1,900	24,978
	Ateam, Inc.	2,300	19,505
#	Atom Corp.	24,900	233,281
*	Atrae, Inc.	1,200	39,715
*	Aucfan Co., Ltd.	1,800	11,315
	Aucnet, Inc.	1,700	18,602
	Avant Corp.	3,200	29,490
	Axial Retailing, Inc.	3,900	131,257
	Baroque Japan, Ltd.	1,700	16,318
	BayCurrent Consulting, Inc.	2,800	195,500
*	Beaglee, Inc.	1,000	10,139
	Belc Co., Ltd.	3,000	160,011
	Bell System24 Holdings, Inc.	8,800	123,377
	BeNEXT Group, Inc.	5,600	57,286
*	Bengo4.com, Inc.	1,400	59,347
	Bic Camera, Inc.	19,100	207,109
	B-Lot Co., Ltd.	1,100	17,000
	BML, Inc.	5,500	155,756
	BP Castrol K.K.	2,300	30,196
#	Br Holdings Corp.	6,000	26,349
#*	BrainPad, Inc.	1,000	56,335
	Broadleaf Co., Ltd.	21,400	118,271
*	Broadmedia Corp.	10,300	10,197
	BRONCO BILLY Co., Ltd.	2,300	54,289
	Business Brain Showa-Ota, Inc.	1,100	24,815
	Can Do Co., Ltd.	2,200	32,712
	Career Design Center Co., Ltd.	1,000	11,937
#*	CareerIndex, Inc.	1,400	4,707
	Central Automotive Products, Ltd.	2,100	51,003
	Central Security Patrols Co., Ltd.	1,900	103,749
	Central Sports Co., Ltd.	1,700	47,849
#	Ceres, Inc.	1,300	14,089
	Charm Care Corp. KK	2,200	17,619
	Chikaranomoto Holdings Co., Ltd.	1,900	17,299
	CHIMNEY Co., Ltd.	1,500	31,939
	CMIC Holdings Co., Ltd.	3,100	48,757
	cocokara fine, Inc.	4,300	264,791
	Colowide Co., Ltd.	14,800	300,090
	Computer Engineering & Consulting, Ltd.	6,200	116,039
	Computer Institute of Japan, Ltd.	3,300	25,855
	Comture Corp.	5,200	101,089
	CONEXIO Corp.	3,900	56,844
	Core Corp.	2,000	25,401
	Cota Co., Ltd.	3,146	43,741
	Create Restaurants Holdings, Inc.	10,200	212,556
	Create SD Holdings Co., Ltd.	6,500	161,692
	Creek & River Co., Ltd.	2,400	22,426
	Cresco, Ltd.	2,800	47,496
#*	CRI Middleware Co., Ltd.	700	11,821
	CTS Co., Ltd.	6,800	43,206
	Cube System, Inc.	1,300	9,061
	Cyber Com Co., Ltd.	1,300	24,082
	Cybernet Systems Co., Ltd.	4,400	35,403
	Cyberstep, Inc.	1,400	21,110
	Cybozu, Inc.	5,000	87,389
	Dai-Ichi Cutter Kogyo K.K.	1,000	16,127
	Daiken Medical Co., Ltd.	3,200	21,029

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Daiki Axis Co., Ltd.	1,100	$8,595
	Daikokutenbussan Co., Ltd.	1,600	52,240
	Daio Paper Corp.	6,700	87,955
	Daiohs Corp.	1,200	14,864
	Daiseki Co., Ltd.	6,900	185,302
	Daito Pharmaceutical Co., Ltd.	2,400	77,265
	Daitron Co., Ltd.	1,200	18,557
	Daiwabo Holdings Co., Ltd.	4,100	228,255
	DD Holdings Co., Ltd.	1,000	15,031
*	DDS, Inc.	5,000	14,305
#	Dear Life Co., Ltd.	3,500	18,670
	Demae-Can Co., Ltd.	3,600	33,703
	Densan System Co., Ltd.	1,900	51,702
	Descente, Ltd.	5,000	81,224
	Dexerials Corp.	10,800	91,871
	Digital Arts, Inc.	2,700	125,268
	Digital Garage, Inc.	4,900	178,680
#	Digital Hearts Holdings Co., Ltd.	2,800	23,328
	Digital Information Technologies Corp.	2,800	42,974
	Dip Corp.	8,100	257,850
	DKS Co., Ltd.	1,800	78,368
	DMG Mori Co., Ltd.	28,100	387,087
	Double Standard, Inc.	600	22,963
	DTS Corp.	10,200	236,396
	Dvx, Inc.	1,700	13,718
	Earth Corp.	1,500	80,152
	EAT&Co, Ltd.	600	10,336
	Ebase Co., Ltd.	2,200	28,925
	Eco's Co., Ltd.	1,600	24,682
	EF-ON, Inc.	5,119	35,487
	eGuarantee, Inc.	6,600	79,780
	E-Guardian, Inc.	2,300	37,254
	Eiken Chemical Co., Ltd.	6,900	137,086
#	Elan Corp.	2,400	36,998
	Elecom Co., Ltd.	5,000	201,589
	EM Systems Co., Ltd.	8,000	66,450
	Enigmo, Inc.	5,600	44,736
	en-japan, Inc.	7,700	305,917
	Entrust, Inc.	2,000	13,531
	EPS Holdings, Inc.	8,300	98,854
	ES-Con Japan, Ltd.	8,800	75,409
#	Escrow Agent Japan, Inc.	3,500	6,761
#	Extreme Co., Ltd.	400	7,144
	F&M Co., Ltd.	1,900	21,959
	F@N Communications, Inc.	9,900	40,159
*	FDK Corp.	3,600	29,920
*	FFRI, Inc.	600	14,506
	Financial Products Group Co., Ltd.	12,200	114,045
	FINDEX, Inc.	2,300	23,827
	First Brothers Co., Ltd.	400	4,426
	First-corp, Inc.	1,200	6,364
#	Fixstars Corp.	4,000	54,626
	Focus Systems Corp.	3,100	27,322
	Forval Corp.	1,800	18,820
	France Bed Holdings Co., Ltd.	4,900	42,739
	Freebit Co., Ltd.	2,100	16,132
#	FTGroup Co., Ltd.	2,600	35,635
#	Fuji Corp.	1,300	24,800
	Fuji Kyuko Co., Ltd.	5,100	178,795

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Seal International, Inc.	10,300	$215,717
	Fujibo Holdings, Inc.	2,300	74,805
#	Fujio Food System Co., Ltd.	4,400	70,762
	Fujita Kanko, Inc.	2,100	50,775
	Fujitsu General, Ltd.	14,200	317,462
	Fukuda Denshi Co., Ltd.	1,500	101,734
	Fukui Computer Holdings, Inc.	1,800	54,807
	Fukushima Galilei Co., Ltd.	3,100	111,069
	FULLCAST Holdings Co., Ltd.	5,400	114,125
	Funai Soken Holdings, Inc.	9,130	229,574
	Furuya Metal Co., Ltd.	500	26,955
	Furyu Corp.	3,000	31,954
	Fuso Chemical Co., Ltd.	4,500	126,574
	Future Corp.	5,500	95,310
	G-7 Holdings, Inc.	3,600	81,509
	Gakken Holdings Co., Ltd.	900	59,485
	Gakkyusha Co., Ltd.	1,800	23,683
	Gakujo Co., Ltd.	1,800	37,332
	GCA Corp.	3,000	25,360
	Genki Sushi Co., Ltd.	1,700	45,524
	Genky DrugStores Co., Ltd.	1,700	30,763
	Giken, Ltd.	3,900	171,199
	GLOBERIDE, Inc.	2,100	44,898
	Glory, Ltd.	7,400	211,073
#	GMO Cloud K.K.	700	15,834
	GMO Financial Holdings, Inc.	10,300	53,695
	GMO internet, Inc.	17,000	325,885
	GMO Pepabo, Inc.	500	10,010
#	Golf Digest Online, Inc.	2,100	12,371
	Good Com Asset Co., Ltd.	1,500	31,252
#	Grace Technology, Inc.	2,000	48,807
	Greens Co., Ltd.	800	7,078
*	GungHo Online Entertainment, Inc.	9,500	172,826
*	Gunosy, Inc.	3,200	35,230
	Gurunavi, Inc.	8,200	66,611
	HABA Laboratories, Inc.	800	54,415
	Hagihara Industries, Inc.	2,400	35,006
	Hakudo Co., Ltd.	1,700	22,724
	Halows Co., Ltd.	1,900	47,518
	Hamakyorex Co., Ltd.	4,300	129,323
	Hamee Corp.	1,100	14,926
#	Handsman Co., Ltd.	1,800	22,565
	Harada Industry Co., Ltd.	2,000	17,857
	Hazama Ando Corp.	43,200	353,476
	Hibino Corp.	1,000	21,588
	Hiday Hidaka Corp.	6,574	118,943
	Hinokiya Group Co., Ltd.	1,400	25,989
	Hioki EE Corp.	2,200	78,221
	Hirata Corp.	200	11,559
	Hirose Tusyo, Inc.	400	6,543
	HIS Co., Ltd.	7,200	165,413
	Hito Communications Holdings, Inc.	1,300	21,376
	Hochiki Corp.	3,000	41,747
	Hokuetsu Industries Co., Ltd.	6,100	70,606
	Hokuto Corp.	6,500	115,083
	Honeys Holdings Co., Ltd.	3,600	45,064
	Hotland Co., Ltd.	2,400	28,270
#	House Do Co., Ltd.	1,000	12,014
	I K K, Inc.	2,000	13,278

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IBJ, Inc.	5,800	$66,136
	Ichibanya Co., Ltd.	3,364	175,737
	Ichigo, Inc.	60,600	227,374
	Ichikoh Industries, Ltd.	7,000	43,548
	Ichimasa Kamaboko Co., Ltd.	1,900	17,019
	ID Holdings Corp.	2,100	28,849
	IDEA Consultants, Inc.	600	15,022
	Idec Corp.	6,800	120,976
	IDOM, Inc.	11,000	58,945
	Ihara Science Corp.	1,700	24,229
	Imuraya Group Co., Ltd.	2,700	47,328
	I-Net Corp.	3,440	46,585
	Infocom Corp.	6,000	166,401
	Infomart Corp.	45,000	355,967
	Information Services International-Dentsu, Ltd.	2,900	120,903
	Insource Co., Ltd.	2,000	59,240
	Intage Holdings, Inc.	7,400	59,597
	Intelligent Wave, Inc.	3,700	26,527
#	Inter Action Corp.	2,500	58,566
	Internet Initiative Japan, Inc.	6,200	172,481
#	Inui Global Logistics Co., Ltd.	2,800	29,040
	IR Japan Holdings, Ltd.	1,700	83,209
	Iriso Electronics Co., Ltd.	4,700	177,911
	I'rom Group Co., Ltd.	1,400	17,347
	ISB Corp.	1,100	18,607
*	Istyle, Inc.	9,300	39,804
	Itfor, Inc.	5,600	42,657
#*	Itokuro, Inc.	1,600	20,613
	Iwatani Corp.	8,300	276,590
	JAC Recruitment Co., Ltd.	3,100	47,339
	Jalux, Inc.	1,300	27,802
	Jamco Corp.	2,400	29,671
	Japan Aviation Electronics Industry, Ltd.	6,400	113,452
	Japan Best Rescue System Co., Ltd.	4,500	39,653
	Japan Elevator Service Holdings Co., Ltd.	2,600	58,087
#	Japan Investment Adviser Co., Ltd.	2,600	40,690
	Japan Lifeline Co., Ltd.	14,500	172,506
	Japan Material Co., Ltd.	15,100	220,395
	Japan Meat Co., Ltd.	2,800	57,792
	Japan Medical Dynamic Marketing, Inc.	4,300	90,979
	Japan Property Management Center Co., Ltd.	2,000	24,388
	Japan Steel Works, Ltd. (The)	15,800	282,826
	JBCC Holdings, Inc.	3,900	66,923
	JCU Corp.	5,600	158,878
	Jeol, Ltd.	9,200	296,160
*	JIG-SAW, Inc.	600	21,036
	JINS Holdings, Inc.	3,300	232,072
	JP-Holdings, Inc.	12,900	37,276
	Kadoya Sesame Mills, Inc.	600	21,279
	Kakiyasu Honten Co., Ltd.	1,900	56,927
	Kamakura Shinsho, Ltd.	4,000	58,166
	Kameda Seika Co., Ltd.	3,000	133,763
	Kanamic Network Co., Ltd.	1,800	12,666
	Kanematsu Electronics, Ltd.	3,400	110,066
	Kanto Denka Kogyo Co., Ltd.	11,100	102,399
	Kappa Create Co., Ltd.	5,300	71,815
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,700	53,914
	KeePer Technical Laboratory Co., Ltd.	1,500	17,361
	Kenko Mayonnaise Co., Ltd.	1,600	35,856

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KFC Holdings Japan, Ltd.	1,200	$32,989
	KH Neochem Co., Ltd.	8,200	176,482
	Kintetsu Department Store Co., Ltd.	2,000	65,447
	Kintetsu World Express, Inc.	3,000	47,841
	Kirindo Holdings Co., Ltd.	800	12,488
	Ki-Star Real Estate Co., Ltd.	1,600	27,296
#	Kitanotatsujin Corp.	12,300	68,922
	Kito Corp.	4,300	64,965
	Kitz Corp.	18,500	127,988
#*	KLab, Inc.	5,700	40,642
*	KNT-CT Holdings Co., Ltd.	2,200	26,437
	KOMEDA Holdings Co., Ltd.	11,500	229,636
#	Koshidaka Holdings Co., Ltd.	9,500	134,092
	Kotobuki Spirits Co., Ltd.	4,700	310,328
#	Kourakuen Holdings Corp.	2,800	47,722
	Kozo Keikaku Engineering, Inc.	500	14,441
	Krosaki Harima Corp.	600	35,591
	Kumagai Gumi Co., Ltd.	9,100	259,768
	Kura Sushi, Inc.	2,800	140,744
	Kushikatsu Tanaka Holdings Co.	300	6,212
	Kusuri no Aoki Holdings Co., Ltd.	3,100	186,654
	Kyoritsu Maintenance Co., Ltd.	6,720	268,913
	Kyudenko Corp.	5,000	144,302
	LAC Co., Ltd.	2,200	21,759
#	Lacto Japan Co., Ltd.	1,400	51,549
	LEC, Inc.	5,800	64,214
	Life Corp.	4,900	116,771
	LIFULL Co., Ltd.	12,800	65,719
#	Like Co., Ltd.	1,800	26,417
	Linical Co., Ltd.	2,500	24,540
	Link And Motivation, Inc.	11,400	54,479
*	Litalico, Inc.	2,100	52,215
	LIXIL VIVA Corp.	5,000	102,290
*	M&A Capital Partners Co., Ltd.	3,400	105,919
	Macromill, Inc.	7,600	69,565
#	Maeda Kosen Co., Ltd.	4,400	84,178
#	Mamezou Holdings Co., Ltd.	4,100	63,191
	MarkLines Co., Ltd.	1,700	30,491
	Maruha Nichiro Corp.	8,300	198,491
	Maruwa Co., Ltd.	2,200	159,873
	Maruwa Unyu Kikan Co., Ltd.	4,400	90,482
	Marvelous, Inc.	8,500	53,997
	Matching Service Japan Co., Ltd.	2,000	25,032
#	Matsui Securities Co., Ltd.	19,600	159,895
	Matsuyafoods Holdings Co., Ltd.	2,000	86,553
	MCJ Co., Ltd.	17,000	116,585
	MEC Co., Ltd.	3,900	54,212
	Media Do Holdings Co., Ltd.	900	26,028
*	Medical Data Vision Co., Ltd.	4,900	36,090
	Medical System Network Co., Ltd.	5,500	26,278
*	MedPeer, Inc.	3,200	48,718
	Megachips Corp.	4,400	68,482
	Megmilk Snow Brand Co., Ltd.	7,100	166,044
	Meidensha Corp.	3,900	72,405
	Meiko Electronics Co., Ltd.	5,600	89,313
	Meiko Network Japan Co., Ltd.	4,100	35,887
	Meitec Corp.	6,400	363,812
	Melco Holdings, Inc.	1,500	36,120
	Members Co., Ltd.	1,000	17,087

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Menicon Co., Ltd.	5,900	$264,238
*	Metaps, Inc.	1,900	16,026
	METAWATER Co., Ltd.	2,800	107,737
	Micronics Japan Co., Ltd.	7,100	81,858
	Mie Kotsu Group Holdings, Inc.	11,100	60,257
	Milbon Co., Ltd.	5,860	327,927
	Mimasu Semiconductor Industry Co., Ltd.	2,900	61,184
	Miraca Holdings, Inc.	12,600	331,167
	Miroku Jyoho Service Co., Ltd.	4,700	129,734
	Mitani Corp.	1,100	61,310
	Mitani Sekisan Co., Ltd.	2,300	81,368
	Mitsubishi Logisnext Co., Ltd.	8,300	125,010
	Mitsubishi Research Institute, Inc.	1,200	47,091
	Mizuho Medy Co., Ltd.	1,000	25,167
#*	Mobile Factory, Inc.	1,000	14,375
	Monogatari Corp. (The)	1,300	104,401
	Morinaga Milk Industry Co., Ltd.	6,800	260,033
	Morita Holdings Corp.	7,000	109,974
	Morningstar Japan KK	2,400	8,844
	MTI, Ltd.	7,300	45,973
#	m-up, Inc.	1,600	41,515
	N Field Co., Ltd.	2,600	14,306
	NAC Co., Ltd.	2,300	23,710
	Nagatanien Holdings Co., Ltd.	2,700	53,355
	Nagawa Co., Ltd.	1,400	87,982
	Naigai Trans Line, Ltd.	1,400	16,232
	Nakamoto Packs Co., Ltd.	400	6,047
	Nakanishi, Inc.	16,800	299,684
	Natori Co., Ltd.	1,600	24,644
	NEC Networks & System Integration Corp.	3,100	115,867
	NET One Systems Co., Ltd.	4,200	69,248
	New Art Holdings Co., Ltd.	3,290	27,153
#	Nextage Co., Ltd.	5,000	47,121
#	Nexyz Group Corp.	1,800	27,895
	NF Corp.	1,000	22,169
	NFC Holdings, Inc.	900	16,868
	Nichias Corp.	13,500	321,780
	Nichiha Corp.	6,300	151,426
	NichiiGakkan Co., Ltd.	10,500	144,924
	Nihon Chouzai Co., Ltd.	1,600	56,277
	Nihon Flush Co., Ltd.	2,400	58,503
	Nihon House Holdings Co., Ltd.	3,100	13,167
	Nikkiso Co., Ltd.	10,700	133,001
	Nippon Air Conditioning Services Co., Ltd.	5,100	36,612
	Nippon Aqua Co., Ltd.	3,900	20,810
#	Nippon Carbon Co., Ltd.	3,100	105,340
#	Nippon Computer Dynamics Co., Ltd.	1,900	14,269
	Nippon Concept Corp.	1,100	15,492
	Nippon Gas Co., Ltd.	8,100	256,142
	Nippon Parking Development Co., Ltd., Class C	52,400	68,957
*	Nippon Sharyo, Ltd.	2,300	62,616
	Nippon Suisan Kaisha, Ltd.	61,300	334,293
	Nippon Systemware Co., Ltd.	1,600	35,681
	Nipro Corp.	28,400	323,339
	Nissei ASB Machine Co., Ltd.	2,000	67,538
	Nissin Electric Co., Ltd.	10,900	130,109
	Nitto Kogyo Corp.	3,300	68,315
	Nittoc Construction Co., Ltd.	4,800	37,130
	Noevir Holdings Co., Ltd.	3,900	177,615

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nohmi Bosai, Ltd.	2,600	$57,744
	Nojima Corp.	7,100	140,052
	Nomura Co., Ltd.	19,600	222,594
	NS Tool Co., Ltd.	2,200	56,837
	NSD Co., Ltd.	17,200	277,134
	NuFlare Technology, Inc.	400	43,298
	Oat Agrio Co., Ltd.	400	5,235
	Obara Group, Inc.	3,000	95,188
	Oenon Holdings, Inc.	11,500	40,123
	Ohba Co., Ltd.	2,300	17,179
	Ohsho Food Service Corp.	3,200	192,014
#*	Oisix ra daichi, Inc.	4,500	42,814
	Okada Aiyon Corp.	1,600	17,896
	Okamoto Industries, Inc.	2,500	87,013
	Oki Electric Industry Co., Ltd.	19,800	246,514
	Okinawa Cellular Telephone Co.	2,800	112,574
	OKUMA Corp.	5,600	255,149
	Ootoya Holdings Co., Ltd.	1,500	32,625
*	Open Door, Inc.	1,900	23,070
	Optex Group Co., Ltd.	8,120	106,847
*	Optim Corp.	700	25,694
	Organo Corp.	1,100	68,907
	Oriental Consultants Holdings Co., Ltd.	700	20,018
	Oro Co., Ltd.	1,000	30,840
	Osaka Organic Chemical Industry, Ltd.	2,800	46,036
	Osaka Soda Co., Ltd.	700	18,592
	OSAKA Titanium Technologies Co., Ltd.	4,400	55,705
	OSG Corp.	17,100	287,850
	Outsourcing, Inc.	28,200	255,270
	PAL GROUP Holdings Co., Ltd.	2,600	76,569
	PAPYLESS Co., Ltd.	1,400	24,853
	Paraca, Inc.	1,800	33,756
*	Pasco Corp.	1,100	20,367
	Pasona Group, Inc.	5,000	63,270
#	PCA Corp.	700	28,380
	PCI Holdings, Inc.	900	17,779
	Penta-Ocean Construction Co., Ltd.	67,300	397,497
#	Pepper Food Service Co., Ltd.	2,500	22,099
#	Phil Co., Inc.	400	14,762
	PIA Corp.	1,400	55,608
	Pickles Corp.	800	19,617
	Pilot Corp.	5,400	210,812
	Poletowin Pitcrew Holdings, Inc.	6,900	56,951
	Pressance Corp.	4,200	46,763
	Prestige International, Inc.	24,000	217,542
	Prima Meat Packers, Ltd.	6,900	152,516
	Pronexus, Inc.	2,000	21,831
	Pro-Ship, Inc.	1,200	15,366
	Proto Corp.	4,600	57,751
	Qol Holdings Co., Ltd.	5,400	70,694
	Quick Co., Ltd.	2,900	39,924
	Raccoon Holdings, Inc.	3,500	25,327
	Raito Kogyo Co., Ltd.	11,400	159,707
	Rakus Co., Ltd.	7,600	120,761
	Raysum Co., Ltd.	5,100	45,475
#	RECOMM Co., Ltd.	11,900	12,988
	Relia, Inc.	9,500	126,753
	Renaissance, Inc.	3,800	60,056
*	RENOVA, Inc.	6,200	74,392

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Resorttrust, Inc.	18,500	$290,309
	Rheon Automatic Machinery Co., Ltd.	5,200	69,912
	Ride On Express Holdings Co., Ltd.	1,500	25,208
#	Ringer Hut Co., Ltd.	5,500	124,122
	Rion Co., Ltd.	1,300	37,879
	Riso Kagaku Corp.	5,800	98,888
	Riso Kyoiku Co., Ltd.	28,800	95,188
	Rock Field Co., Ltd.	3,300	43,455
	Rokko Butter Co., Ltd.	3,200	47,659
	Roland DG Corp.	3,800	68,716
	Rorze Corp.	2,100	77,368
	Round One Corp.	17,800	165,819
	Royal Holdings Co., Ltd.	7,000	153,010
*	Rozetta Corp.	1,300	43,934
	RS Technologies Co., Ltd.	1,000	25,621
	S&B Foods, Inc.	800	30,937
	Sagami Rubber Industries Co., Ltd.	2,000	32,441
	Saison Information Systems Co., Ltd.	1,200	23,774
	Saizeriya Co., Ltd.	6,900	150,970
	Sakai Moving Service Co., Ltd.	3,000	167,107
	Sakura Internet, Inc.	8,800	53,943
	SAMTY Co., Ltd.	6,100	103,418
#*	Sanden Holdings Corp.	3,000	17,901
*	Sanix, Inc.	9,100	27,696
	Sanken Electric Co., Ltd.	4,300	108,441
	Sankyo Frontier Co., Ltd.	1,100	41,632
	Sanyo Trading Co., Ltd.	2,400	29,929
	Sapporo Holdings, Ltd.	11,100	268,380
	Sato Foods Co., Ltd.	600	20,731
	Sato Holdings Corp.	6,400	181,837
	SB Technology Corp.	2,500	54,721
	SBS Holdings, Inc.	4,200	69,839
	Scala, Inc.	3,700	24,489
	Seed Co., Ltd.	3,000	27,548
	Seiren Co., Ltd.	10,200	130,209
	Senko Group Holdings Co., Ltd.	21,600	172,697
#	Seria Co., Ltd.	9,900	272,440
	SFP Holdings Co., Ltd.	1,900	38,947
	Shibuya Corp.	3,400	94,376
*	Shidax Corp.	6,500	19,701
*	SHIFT, Inc.	1,200	81,645
	Shinmaywa Industries, Ltd.	8,900	115,654
	Shinoken Group Co., Ltd.	2,600	28,941
	Shinwa Co., Ltd.	2,000	40,215
#	Shoei Co., Ltd.	3,000	136,438
	Shoei Foods Corp.	2,100	70,412
	Showa Corp.	3,900	80,485
	Showa Sangyo Co., Ltd.	3,700	101,958
	SIGMAXYZ, Inc.	2,800	50,153
#	Siix Corp.	7,500	87,014
	Sinko Industries, Ltd.	1,400	21,741
	SK-Electronics Co., Ltd.	1,400	23,403
	SMS Co., Ltd.	16,400	406,202
	Snow Peak, Inc.	1,600	14,752
#	Softbrain Co., Ltd.	5,500	27,726
	Softcreate Holdings Corp.	2,100	33,955
	Software Service, Inc.	800	73,295
	Sogo Medical Holdings Co., Ltd.	3,700	69,533
#	Soiken Holdings, Inc.	3,900	18,862

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Solasto Corp.	10,900	$113,419
	SoldOut, Inc.	800	15,257
	Soliton Systems K.K.	1,900	20,771
#	Sourcenext Corp.	13,400	59,987
	Sparx Group Co., Ltd.	25,500	61,319
	S-Pool, Inc.	13,500	95,720
	SRA Holdings	2,500	58,103
	SRS Holdings Co., Ltd.	6,400	61,446
	St Marc Holdings Co., Ltd.	3,600	75,324
	Star Mica Holdings Co., Ltd.	3,100	46,658
	Star Micronics Co., Ltd.	8,100	103,564
	Starts Corp., Inc.	7,300	176,272
	St-Care Holding Corp.	1,100	4,776
	Stella Chemifa Corp.	2,300	63,303
	Step Co., Ltd.	2,100	31,089
	Strike Co., Ltd.	1,500	63,957
	Studio Alice Co., Ltd.	2,200	38,848
	Sumida Corp.	5,500	53,731
	Sumitomo Densetsu Co., Ltd.	2,300	55,378
	Sumitomo Mitsui Construction Co., Ltd.	42,180	237,240
	Sun Frontier Fudousan Co., Ltd.	5,500	61,419
	Sushiro Global Holdings, Ltd.	3,900	327,279
*	Synchro Food Co., Ltd.	1,800	8,772
	System Information Co., Ltd.	4,400	39,223
	System Research Co., Ltd.	1,000	16,519
	Systena Corp.	16,900	283,549
	Syuppin Co., Ltd.	4,200	40,542
	Taikisha, Ltd.	2,300	78,648
#	Taiko Pharmaceutical Co., Ltd.	1,400	53,075
	Taiyo Holdings Co., Ltd.	4,100	173,437
#	Takagi Seiko Corp.	600	15,883
	Takamiya Co., Ltd.	3,600	21,028
	Takara Leben Co., Ltd.	16,800	74,850
	Takemoto Yohki Co., Ltd.	1,400	11,161
	Takeuchi Manufacturing Co., Ltd.	9,000	151,874
	Tama Home Co., Ltd.	2,700	31,763
	Tamagawa Holdings Co., Ltd.	700	19,028
	Tamron Co., Ltd.	4,100	87,079
	Tanseisha Co., Ltd.	9,100	102,289
	Tayca Corp.	3,000	51,721
#	Tazmo Co., Ltd.	1,100	12,024
	TDC Soft, Inc.	4,100	36,624
	Tear Corp.	1,700	9,324
	TechMatrix Corp.	4,600	109,575
	TechnoPro Holdings, Inc.	8,900	589,327
	Temairazu, Inc.	500	26,712
	Tenpos Holdings Co., Ltd.	1,600	35,961
*	Terilogy Co., Ltd.	1,600	12,083
	T-Gaia Corp.	4,800	118,041
	TKC Corp.	1,800	89,121
	Tocalo Co., Ltd.	14,100	140,459
	Toei Animation Co., Ltd.	1,200	57,505
	Toho Titanium Co., Ltd.	9,400	71,962
	Tokai Corp.	4,200	101,602
	TOKAI Holdings Corp.	23,900	227,712
	Tokuyama Corp.	13,200	334,765
*	Tokyo Base Co., Ltd.	3,600	16,744
	Tokyo Individualized Educational Institute, Inc.	3,400	22,291
	Tokyo Seimitsu Co., Ltd.	8,500	295,748

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyotokeiba Co., Ltd.	2,400	$70,546
	Tomy Co., Ltd.	20,700	223,890
	Topcon Corp.	24,900	343,008
	Toridoll Holdings Corp.	5,400	122,961
#	Torikizoku Co., Ltd.	1,400	33,001
	Tosei Corp.	7,900	101,961
	Toshiba TEC Corp.	6,100	238,869
	Tosho Co., Ltd.	4,200	81,729
	Totech Corp.	1,400	34,601
	Totetsu Kogyo Co., Ltd.	5,500	160,147
	Tow Co., Ltd.	5,300	46,418
	Towa Pharmaceutical Co., Ltd.	7,500	171,258
#	Toyo Gosei Co., Ltd.	1,600	57,348
	Toyo Tire Corp	3,200	40,001
	Trancom Co., Ltd.	1,900	134,898
	Transaction Co., Ltd.	1,800	17,627
#	Tri Chemical Laboratories, Inc.	1,600	151,858
	Tsubaki Nakashima Co., Ltd.	9,700	113,629
#	Tsugami Corp.	11,500	103,844
	Tsukui Corp.	13,000	67,791
#	Tsuzuki Denki Co., Ltd.	1,400	17,619
	Uchida Yoko Co., Ltd.	1,300	84,808
	Ulvac, Inc.	9,400	339,094
*	Umenohana Co., Ltd.	1,000	23,267
	United Arrows, Ltd.	5,500	146,256
*	Unitika, Ltd.	14,200	55,869
	Urbanet Corp. Co., Ltd.	4,400	14,353
	UT Group Co., Ltd.	6,200	154,526
	V Technology Co., Ltd.	2,400	106,020
	Valqua, Ltd.	4,400	93,021
	Value HR Co., Ltd.	500	14,160
	ValueCommerce Co., Ltd.	3,700	86,095
#	V-Cube, Inc.	3,100	19,713
*	Vector, Inc.	7,000	79,579
*	VIA Holdings, Inc.	3,800	23,087
	VINX Corp.	1,200	11,952
*	Vision, Inc.	6,000	78,374
	VT Holdings Co., Ltd.	19,500	79,774
	Wacom Co., Ltd.	37,900	138,056
	Waseda Academy Co., Ltd.	2,200	22,748
	Watahan & Co., Ltd.	1,000	17,336
	WATAMI Co., Ltd.	5,600	65,549
	WDB Holdings Co., Ltd.	1,600	38,947
	Weathernews, Inc.	1,500	52,630
	West Holdings Corp.	3,500	55,452
	Will Group, Inc.	2,700	26,153
	WIN-Partners Co., Ltd.	3,900	40,980
	World Holdings Co., Ltd.	1,900	28,717
	Wowow, Inc.	1,300	32,216
	YAKUODO Holdings Co., Ltd.	2,100	42,059
	YAMADA Consulting Group Co., Ltd.	3,500	47,790
	Yamaichi Electronics Co., Ltd.	4,400	64,411
#	YA-MAN, Ltd.	6,900	41,154
	Yamazen Corp.	13,700	126,930
	Yaoko Co., Ltd.	4,200	214,888
	Yasunaga Corp.	1,900	19,980
	Yellow Hat, Ltd.	1,100	17,511
	Yokowo Co., Ltd.	4,000	106,051
	Yomiuri Land Co., Ltd.	1,000	39,222

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yondoshi Holdings, Inc.	3,100	$67,332
#	Yoshinoya Holdings Co., Ltd.	13,300	300,763
	Yossix Co., Ltd.	600	15,917
	Yuasa Trading Co., Ltd.	1,099	35,260
#	Yumeshin Holdings Co., Ltd.	11,300	87,536
#	Zenrin Co., Ltd.	8,650	116,547
	ZIGExN Co., Ltd.	15,000	66,729
TOTAL JAPAN			53,251,716
NETHERLANDS — (2.4%)
	Aalberts NV	23,572	1,029,166
#	AMG Advanced Metallurgical Group NV	6,941	157,825
	Amsterdam Commodities NV	2,185	50,168
	ASM International NV	1,000	121,526
*	Basic-Fit NV	9,497	351,360
	BE Semiconductor Industries NV	21,231	898,846
	Corbion NV	14,727	510,085
	Flow Traders	9,665	225,720
	GrandVision NV	11,922	365,246
	IMCD NV	13,115	1,132,462
	Nederland Apparatenfabriek	1,373	74,354
#	PostNL NV	56,363	103,988
	TKH Group NV	9,626	508,881
TOTAL NETHERLANDS			5,529,627
NEW ZEALAND — (0.5%)
	Briscoe Group, Ltd.	6,337	15,969
	Chorus, Ltd.	104,785	440,617
	Freightways, Ltd.	38,865	215,557
	Hallenstein Glasson Holdings, Ltd.	14,701	56,927
	Mainfreight, Ltd.	2,417	64,523
	NZX, Ltd.	66,171	59,280
*	Restaurant Brands New Zealand, Ltd.	8,261	71,172
#	Skellerup Holdings, Ltd.	19,601	31,547
	SKYCITY Entertainment Group, Ltd.	50,886	119,205
*	Synlait Milk, Ltd.	15,353	86,679
TOTAL NEW ZEALAND			1,161,476
NORWAY — (1.0%)
	ABG Sundal Collier Holding ASA	115,530	49,858
	AF Gruppen ASA	8,315	155,479
	AKVA GROUP ASA	1,278	10,250
	Atea ASA	20,481	265,824
	Austevoll Seafood ASA	3,311	32,281
	Borregaard ASA	24,395	233,271
	Data Respons ASA	18,905	98,887
	Europris ASA	46,338	168,496
	Grieg Seafood ASA	11,611	177,920
#*	Hexagon Composites ASA	2,738	9,785
*	Nordic Semiconductor ASA	2,889	18,408
	Norway Royal Salmon ASA	3,162	80,581
*	Norwegian Finans Holding ASA	20,138	205,775
#	Scatec Solar ASA	18,640	317,595
	Solon Eiendom ASA	3,821	15,409
	Veidekke ASA	26,327	331,561
TOTAL NORWAY			2,171,380

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (0.3%)
	Altri SGPS SA	17,945	$110,760
	CTT-Correios de Portugal SA	40,087	130,112
	Mota-Engil SGPS SA	18,296	34,266
	Navigator Co. SA (The)	25,027	89,809
	NOS SGPS SA	74,988	389,217
TOTAL PORTUGAL			754,164
SINGAPORE — (0.7%)
	AEM Holdings, Ltd.	45,200	61,496
#	Best World International, Ltd.	67,600	25,042
	Boustead Singapore, Ltd.	52,200	29,040
	BreadTalk Group, Ltd.	21,200	8,899
	China Sunsine Chemical Holdings, Ltd.	54,000	19,080
*	COSCO Shipping International Singapore Co., Ltd.	152,500	30,353
	CSE Global, Ltd.	100,500	37,392
	Delfi, Ltd.	46,100	32,466
	First Resources, Ltd.	124,200	154,247
	Food Empire Holdings, Ltd.	37,800	17,814
	Frencken Group, Ltd.	45,200	27,704
	Hi-P International, Ltd.	45,200	42,146
	iFAST Corp., Ltd.	38,300	28,515
	Japfa, Ltd.	34,650	13,894
*	mm2 Asia, Ltd.	107,900	16,905
	NetLink NBN Trust	244,200	180,700
	Oxley Holdings, Ltd.	124,200	31,684
	Q&M Dental Group Singapore, Ltd.	73,100	24,373
	Raffles Medical Group, Ltd.	191,684	146,057
	Riverstone Holdings, Ltd.	63,400	48,626
	Sheng Siong Group, Ltd.	144,400	130,007
	SIA Engineering Co., Ltd.	24,100	46,074
#	Singapore Post, Ltd.	331,400	216,762
	StarHub, Ltd.	139,900	147,528
	UMS Holdings, Ltd.	49,750	33,869
	Valuetronics Holdings, Ltd.	68,930	36,566
	Vicom, Ltd.	4,900	27,708
TOTAL SINGAPORE			1,614,947
SPAIN — (2.6%)
	Acciona SA	3,180	360,950
	Alantra Partners SA	3,763	63,987
*	Amper SA	177,945	50,657
	Applus Services SA	29,997	348,072
	Atresmedia Corp. de Medios de Comunicacion SA	17,001	57,688
	Bolsas y Mercados Espanoles SHMSF SA	16,876	654,636
	Cia de Distribucion Integral Logista Holdings SA	11,747	263,592
	CIE Automotive SA	15,213	333,834
	Elecnor SA	5,195	58,521
	Enagas SA	52,730	1,420,747
	Fomento de Construcciones y Contratas SA	14,779	183,956
*	Global Dominion Access SA	11,213	41,047
*	Grupo Empresarial San Jose SA	5,264	37,622
*	Indra Sistemas SA	28,348	325,546
*	Masmovil Ibercom SA	11,738	245,546
	Mediaset Espana Comunicacion SA	26,601	145,643
	Miquel y Costas & Miquel SA	619	10,339
	Prosegur Cia de Seguridad SA	46,866	184,815
	Vidrala SA	3,920	420,587
	Viscofan SA	7,149	380,571

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Zardoya Otis SA	42,030	$316,682
TOTAL SPAIN			5,905,038
SWEDEN — (2.7%)
	AddNode Group AB	5,100	103,053
	AddTech AB, Class B	14,812	453,324
	Avanza Bank Holding AB	8,814	86,356
	Beijer Alma AB	9,639	145,934
	Beijer Ref AB	15,712	472,618
#	Bilia AB, Class A	19,888	218,314
	BioGaia AB, Class B	4,621	200,019
	Biotage AB	14,547	181,769
	Clas Ohlson AB, Class B	1,646	17,447
	Concentric AB	11,116	177,605
	Coor Service Management Holding AB	11,424	104,468
	eWork Group AB	2,192	17,659
	Fenix Outdoor International AG	1,089	116,304
	HIQ International AB	8,416	43,665
#	HMS Networks AB	7,219	124,708
#	Kindred Group P.L.C.	59,946	304,775
	KNOW IT AB	5,135	104,809
	Lagercrantz Group AB, Class B	15,403	250,225
	Loomis AB, Class B	13,706	496,314
#	Mycronic AB	13,519	263,125
	NCC AB, Class B	13,573	253,554
	Nederman Holding AB	944	14,094
	Nobina AB	22,641	171,761
	Nolato AB, Class B	4,171	241,653
	Nordic Entertainment Group AB, Class B	7,515	228,032
	OEM International AB, Class B	2,829	71,602
*	Orexo AB	2,686	16,843
	Proact IT Group AB	2,175	35,285
*	RaySearch Laboratories AB	5,136	50,103
	Scandi Standard AB	5,437	41,780
	Sectra AB, Class B	5,780	237,851
	Sintercast AB	1,223	25,535
#	SkiStar AB	10,441	114,891
	Sweco AB, Class B	1,138	43,945
	Thule Group AB	25,372	598,812
	Troax Group AB	11,463	155,399
	Vitrolife AB	1,355	28,407
TOTAL SWEDEN			6,212,038
SWITZERLAND — (5.0%)
	ALSO Holding AG	1,596	260,571
	APG SGA SA	378	109,609
	Ascom Holding AG	10,273	101,677
	Belimo Holding AG	121	848,384
	Bossard Holding AG, Class A	1,650	239,677
	Bucher Industries AG	1,475	493,273
	Burckhardt Compression Holding AG	315	86,157
	Burkhalter Holding AG	1,198	95,451
	Cembra Money Bank AG	7,307	854,423
	Coltene Holding AG	1,305	114,329
	Daetwyler Holding AG	1,915	344,817
	dormakaba Holding AG	900	565,906
	Emmi AG	140	135,757
	Flughafen Zurich AG	4,365	758,345

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Forbo Holding AG	336	$576,668
	Georg Fischer AG	1,001	981,657
	Gurit Holding AG	21	31,781
	Inficon Holding AG	551	424,645
	Interroll Holding AG	191	373,324
	Kardex AG	1,838	313,354
#	Komax Holding AG	1,048	211,886
*	Lastminute.com NV	1,326	60,877
	LEM Holding SA	118	178,270
	Logitech International SA	1,236	55,370
	Mobilezone Holding AG	13,001	147,481
	Orior AG	1,667	153,163
	SFS Group AG	4,622	430,718
	Siegfried Holding AG	1,058	489,319
	Sunrise Communications Group AG	8,219	678,754
	VAT Group AG	7,219	1,089,687
	VZ Holding AG	795	281,225
	Ypsomed Holding AG	283	41,083
TOTAL SWITZERLAND			11,527,638
UNITED KINGDOM — (16.1%)
	4imprint Group P.L.C.	6,520	284,936
	888 Holdings P.L.C.	57,126	101,542
	A.G. Barr P.L.C.	26,775	213,870
	Air Partner P.L.C.	7,145	7,092
	Ashmore Group P.L.C.	79,233	566,691
*	ASOS P.L.C.	7,600	307,433
	Avon Rubber P.L.C.	8,448	277,538
	B&M European Value Retail SA	199,513	956,658
	Bodycote P.L.C.	29,416	331,968
*	Boohoo Group P.L.C.	173,806	692,917
	Brewin Dolphin Holdings P.L.C.	70,084	333,165
	Britvic P.L.C.	62,876	767,176
	Burford Capital, Ltd.	31,434	261,092
*	Capita P.L.C.	369,293	708,587
	City of London Investment Group P.L.C.	3,921	23,233
	Clipper Logistics P.L.C.	14,003	47,905
	Coats Group PLC	165,268	164,811
	Computacenter P.L.C.	15,630	369,825
	Connect Group P.L.C.	39,116	17,749
	ConvaTec Group P.L.C.	130,478	357,451
	Cranswick P.L.C.	12,273	578,558
	CVS Group P.L.C.	14,435	218,349
	Dart Group P.L.C.	17,231	386,446
	Devro P.L.C.	16,564	37,448
	Dignity P.L.C.	11,300	85,313
	Diploma P.L.C.	26,636	685,854
	Domino's Pizza Group P.L.C.	113,545	462,444
	Dunelm Group P.L.C.	23,513	360,265
	Electrocomponents P.L.C.	98,146	857,386
	EMIS Group P.L.C.	13,225	200,734
	Euromoney Institutional Investor P.L.C.	13,741	222,206
	FDM Group Holdings P.L.C.	20,007	259,151
	Fevertree Drinks P.L.C.	20,796	377,546
	Findel P.L.C.	9,958	30,901
	Forterra P.L.C.	46,952	204,012
*	Frontier Developments PLC	3,298	61,548
	G4S P.L.C.	339,949	874,847
	Games Workshop Group P.L.C.	7,924	692,529

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Gamma Communications P.L.C.	9,983	$184,024
	Go-Ahead Group P.L.C. (The)	10,406	280,470
	GoCo Group P.L.C.	11,694	14,418
#	Greencore Group P.L.C.	100,327	324,548
	Greggs P.L.C.	23,340	693,588
	Gym Group P.L.C. (The)	20,514	80,133
	Hays P.L.C.	323,616	661,812
	Hill & Smith Holdings P.L.C.	18,773	351,191
	Hilton Food Group P.L.C.	18,764	260,365
	Hollywood Bowl Group P.L.C.	32,315	124,701
	HomeServe P.L.C.	70,694	1,194,607
	Howden Joinery Group P.L.C.	144,864	1,314,191
	Ibstock P.L.C.	35,880	137,660
*	IDOX P.L.C.	17,671	8,386
	IG Group Holdings P.L.C.	79,108	692,673
	IMI P.L.C.	63,232	919,125
	Integrated Diagnostics Holdings P.L.C.	4,075	17,875
	iomart Group P.L.C.	18,427	92,554
	IWG P.L.C.	129,816	755,695
	J D Wetherspoon P.L.C.	17,187	351,598
	James Fisher & Sons P.L.C.	11,978	311,514
	James Halstead P.L.C.	16,512	124,219
	John Menzies P.L.C.	19,696	112,080
	Johnson Service Group P.L.C.	65,205	181,003
	Joules Group P.L.C.	5,570	13,755
	Jupiter Fund Management P.L.C.	94,616	480,046
	Kainos Group P.L.C.	15,669	162,813
	Liontrust Asset Management P.L.C.	11,999	213,247
	Luceco P.L.C.	21,291	39,397
	Macfarlane Group P.L.C.	11,929	17,017
	Marshalls P.L.C.	48,408	504,409
	Midwich Group P.L.C.	5,428	37,874
	Mitie Group P.L.C.	90,044	157,470
	MJ Gleeson P.L.C.	875	11,067
	Moneysupermarket.com Group P.L.C.	124,537	534,581
	Morgan Advanced Materials P.L.C.	62,948	258,959
	Morses Club P.L.C.	6,091	10,147
	Mortgage Advice Bureau Holdings, Ltd.	6,163	64,025
	Motorpoint group P.L.C.	10,596	44,077
	Next Fifteen Communications Group P.L.C.	13,722	91,614
	Nichols P.L.C.	3,743	66,311
	On the Beach Group P.L.C.	28,665	147,617
	Oxford Instruments P.L.C.	13,510	274,751
	Pagegroup P.L.C.	76,459	460,596
	Park Group P.L.C.	35,827	27,771
	PayPoint P.L.C.	15,890	209,181
	Petrofac, Ltd.	57,641	265,147
	Photo-Me International P.L.C.	62,058	73,443
	Plus500, Ltd.	24,841	292,044
	Polar Capital Holdings P.L.C.	17,444	134,554
	Polypipe Group P.L.C.	46,563	332,341
#	Premier Miton Group P.L.C.	13,716	30,193
	Rank Group P.L.C.	13,785	51,954
	Redde P.L.C.	57,142	73,982
	Renew Holdings P.L.C.	11,521	76,097
	Renishaw P.L.C.	8,632	451,899
	Rhi Magnesita NV	2,062	86,790
	Ricardo P.L.C.	8,150	82,679
	River & Mercantile Group P.L.C.	6,028	21,697

International Small Cap Growth Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
RM P.L.C.	12,391	$46,534
Robert Walters P.L.C.	14,183	112,818
Rotork P.L.C.	205,807	824,650
Sabre Insurance Group P.L.C.	7,074	28,835
Savills P.L.C.	32,628	534,869
ScS Group P.L.C.	5,061	16,190
Softcat P.L.C.	28,064	427,359
Sophos Group P.L.C.	25,603	188,081
SSP Group P.L.C.	103,436	877,883
#* Staffline Group P.L.C.	4,590	3,881
Stagecoach Group P.L.C.	105,708	190,294
SThree P.L.C.	27,763	133,479
Synthomer P.L.C.	78,903	351,413
T Clarke P.L.C.	14,286	25,014
# TalkTalk Telecom Group P.L.C.	177,396	277,173
Tate & Lyle P.L.C.	107,417	1,122,884
Telecom Plus P.L.C.	15,156	301,765
Topps Tiles P.L.C.	24,408	25,063
Ultra Electronics Holdings P.L.C.	14,560	433,642
Victrex P.L.C.	19,177	559,598
Vitec Group P.L.C. (The)	8,661	117,426
Vp P.L.C.	4,400	57,792
Watkin Jones P.L.C.	34,434	112,288
WH Smith P.L.C.	25,796	812,643
William Hill P.L.C.	275,764	629,730
Wilmington P.L.C.	4,671	15,033
XP Power, Ltd.	4,262	201,316
TOTAL UNITED KINGDOM		36,802,804
TOTAL COMMON STOCKS		216,764,344
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Fuchs Petrolub SE	14,752	653,788
Sixt SE	4,345	301,388
TOTAL GERMANY		955,176
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Emeco Holdings, Ltd. Rights 02/14/20	5,048	744
TOTAL INVESTMENT SECURITIES (Cost $190,035,398)		217,720,264

			Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§	The DFA Short Term Investment Fund	994,315	11,506,213
TOTAL INVESTMENTS — (100.0%)
(Cost $201,540,086)^^			$229,226,477

International Small Cap Growth Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,995	$14,634,643	—	$14,641,638
Austria	—	1,858,148	—	1,858,148
Belgium	—	3,482,547	—	3,482,547
Canada	18,880,175	—	—	18,880,175
Denmark	—	4,727,412	—	4,727,412
Finland	—	5,375,378	—	5,375,378
France	—	9,721,690	—	9,721,690
Germany	—	15,064,861	—	15,064,861
Hong Kong	—	4,921,228	—	4,921,228
Ireland	—	570,063	—	570,063
Israel	—	2,771,315	—	2,771,315
Italy	—	9,819,061	—	9,819,061
Japan	70,546	53,181,170	—	53,251,716
Netherlands	—	5,529,627	—	5,529,627
New Zealand	—	1,161,476	—	1,161,476
Norway	—	2,171,380	—	2,171,380
Portugal	—	754,164	—	754,164
Singapore	—	1,614,947	—	1,614,947
Spain	—	5,905,038	—	5,905,038
Sweden	—	6,212,038	—	6,212,038
Switzerland	—	11,527,638	—	11,527,638
United Kingdom	—	36,802,804	—	36,802,804
Preferred Stocks
Germany	—	955,176	—	955,176
Rights/Warrants
Australia	—	744	—	744
Securities Lending Collateral	—	11,506,213	—	11,506,213
TOTAL	$18,957,716	$210,268,761	—	$229,226,477

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (21.7%)
Federal Home Loan Bank
1.875%, 03/13/20		440	$440,138
4.125%, 03/13/20		500	501,379
# 2.625%, 12/10/21		1,500	1,533,371
2.250%, 03/11/22		1,500	1,526,564
3.250%, 03/08/24		250	268,238
2.875%, 06/14/24		700	743,136
5.375%, 08/15/24		800	937,748
2.875%, 09/13/24		2,500	2,667,174
2.750%, 12/13/24		2,700	2,868,362
3.125%, 09/12/25		1,000	1,088,656
5.750%, 06/12/26		200	250,415
3.000%, 09/11/26		1,200	1,302,613
3.000%, 03/10/28		2,500	2,749,251
3.250%, 06/09/28		3,190	3,561,254
3.250%, 11/16/28		3,100	3,495,706
2.125%, 09/14/29		945	977,841
2.125%, 12/14/29		1,000	1,030,369
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29		2,500	3,608,383
6.750%, 03/15/31		2,250	3,368,450
6.250%, 07/15/32		1,800	2,685,294
Federal National Mortgage Association
2.000%, 01/05/22		2,000	2,023,544
2.375%, 01/19/23		1,500	1,544,253
# 2.625%, 09/06/24		3,600	3,801,656
2.125%, 04/24/26		2,800	2,906,052
1.875%, 09/24/26		6,000	6,130,512
6.250%, 05/15/29		2,430	3,373,937
7.125%, 01/15/30		2,000	2,980,400
7.250%, 05/15/30		1,650	2,498,409
6.625%, 11/15/30		3,600	5,294,097
Tennessee Valley Authority
3.875%, 02/15/21		1,000	1,024,907
2.875%, 09/15/24		1,249	1,343,192
6.750%, 11/01/25		600	778,023
2.875%, 02/01/27		2,700	2,925,996
7.125%, 05/01/30		2,250	3,366,912
TOTAL AGENCY OBLIGATIONS			75,596,232
BONDS — (50.7%)
3M Co.
0.950%, 05/15/23	EUR	700	806,953
2.875%, 10/15/27		850	898,382
2.375%, 08/26/29		1,000	1,014,479
ABB Finance USA, Inc.
2.875%, 05/08/22		100	102,730
Abbott Ireland Financing DAC
0.000%, 09/27/20	EUR	139	154,350
			Face Amount^	Value†
			(000)

	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	200	$226,038
	Activision Blizzard, Inc.
	3.400%, 06/15/27		100	106,991
	Adobe, Inc.
#	3.250%, 02/01/25		160	171,159
	Advance Auto Parts, Inc.
	4.500%, 12/01/23		200	216,414
	Aetna, Inc.
	2.750%, 11/15/22		250	255,123
	3.500%, 11/15/24		50	53,158
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		150	159,847
	Aflac, Inc.
	3.625%, 11/15/24		250	270,759
	3.250%, 03/17/25		50	53,263
	Ahold Finance USA LLC
	6.875%, 05/01/29		40	54,262
	Airbus SE
Ω	3.150%, 04/10/27		200	212,777
	Albemarle Corp.
	4.150%, 12/01/24		200	217,642
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27		600	639,497
	Allstate Corp. (The)
	3.150%, 06/15/23		500	524,573
	Alphabet, Inc.
#	3.375%, 02/25/24		200	214,492
	1.998%, 08/15/26		200	203,412
	Amazon.com, Inc.
	3.150%, 08/22/27		800	865,570
	Ameren Corp.
	3.650%, 02/15/26		294	313,533
	American Express Credit Corp.
	3.300%, 05/03/27		700	756,876
	American Honda Finance Corp.
	0.550%, 03/17/23	EUR	100	113,154
	2.300%, 09/09/26		750	764,150
	American International Group, Inc.
	5.000%, 04/26/23	GBP	200	295,266
	4.125%, 02/15/24		350	379,429
	3.750%, 07/10/25		150	162,618
	3.900%, 04/01/26		200	218,917
	American Water Capital Corp.
	2.950%, 09/01/27		100	104,259
	Ameriprise Financial, Inc.
	4.000%, 10/15/23		30	32,335
	3.700%, 10/15/24		400	434,215

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	2.875%, 09/15/26		500	$524,390
	AmerisourceBergen Corp.
	3.450%, 12/15/27		200	212,980
	Analog Devices, Inc.
	3.900%, 12/15/25		533	583,610
	Anthem, Inc.
	3.500%, 08/15/24		150	158,914
	4.101%, 03/01/28		400	442,522
	ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27		500	541,784
	Aon P.L.C.
	3.500%, 06/14/24		275	291,209
	Apple, Inc.
	3.250%, 02/23/26		250	268,938
	2.450%, 08/04/26		695	717,003
	3.350%, 02/09/27		1,300	1,411,442
#	3.000%, 06/20/27		1,000	1,069,358
	3.000%, 11/13/27		500	535,058
	Applied Materials, Inc.
	3.300%, 04/01/27		300	324,276
	Arizona Public Service Co.
	3.150%, 05/15/25		100	105,264
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	421,303
	ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	225	253,411
	Asian Development Bank
	2.000%, 01/22/25		150	154,317
	AT&T, Inc.
	3.875%, 08/15/21		150	154,760
#	3.000%, 02/15/22		50	51,251
	3.550%, 06/01/24		200	212,393
	3.950%, 01/15/25		350	380,164
	3.600%, 07/15/25		300	323,371
	3.800%, 02/15/27		200	218,176
	Australia & New Zealand Banking Group, Ltd.
	3.700%, 11/16/25		250	274,940
	Autodesk, Inc.
	4.375%, 06/15/25		150	166,355
#	3.500%, 06/15/27		845	906,472
	Automatic Data Processing, Inc.
	3.375%, 09/15/25		600	649,896
	AutoZone, Inc.
	2.500%, 04/15/21		70	70,614
	3.125%, 04/21/26		450	473,549
	Avnet, Inc.
	4.625%, 04/15/26		250	274,512
	AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27		728	800,444
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		600	634,446
	Banco Santander SA
	3.800%, 02/23/28		200	216,453
			Face Amount^	Value†
			(000)

	Bank of America Corp.
	3.300%, 01/11/23		150	$156,623
	4.000%, 04/01/24		136	147,422
	Bank of America Corp., 3M USD LIBOR + 1.040%, FRN
(r)	3.419%, 12/20/28		120	128,963
	Bank of Montreal
	0.250%, 11/17/21	EUR	500	558,801
	1.375%, 12/29/21	GBP	100	133,251
	Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24		300	322,090
	2.800%, 05/04/26		500	526,766
	Bank of Nova Scotia (The)
	0.375%, 04/06/22	EUR	500	560,414
	Barclays P.L.C.
	1.500%, 04/01/22	EUR	200	229,041
	4.375%, 01/12/26		500	550,697
	Bemis Co., Inc.
Ω	4.500%, 10/15/21		100	103,407
	Berkshire Hathaway, Inc.
	3.125%, 03/15/26		2,057	2,202,955
	Best Buy Co., Inc.
	4.450%, 10/01/28		500	561,020
	Black Hills Corp.
	4.350%, 05/01/33		250	290,962
	BlackRock, Inc.
#	3.200%, 03/15/27		350	381,012
	3.250%, 04/30/29		2,000	2,188,525
	Booking Holdings, Inc.
	3.600%, 06/01/26		635	692,715
	Boston Scientific Corp.
#	3.850%, 05/15/25		102	111,369
	BP Capital Markets America, Inc.
	3.119%, 05/04/26		750	794,218
	3.017%, 01/16/27		400	418,364
	BP Capital Markets P.L.C.
	3.535%, 11/04/24		50	53,867
	BPCE SA
	0.375%, 10/05/23	EUR	200	225,477
	4.000%, 04/15/24		500	540,054
	British Telecommunications P.L.C.
	1.125%, 03/10/23	EUR	200	229,840
	0.875%, 09/26/23	EUR	100	114,180
	5.125%, 12/04/28		500	586,119
	Brown & Brown, Inc.
	4.200%, 09/15/24		240	261,386
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27		965	1,012,430
	Burlington Northern Santa Fe LLC
#	3.000%, 04/01/25		75	79,372

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CA, Inc.
	4.500%, 08/15/23		100	$105,399
	4.700%, 03/15/27		250	276,590
Campbell Soup Co.
	4.150%, 03/15/28		86	95,258
Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	800	912,153
Canadian Natural Resources, Ltd.
	3.850%, 06/01/27		500	535,048
Canadian Pacific Railway Co.
	2.900%, 02/01/25		50	52,354
Capital One Financial Corp.
#	3.750%, 04/24/24		50	53,427
	3.200%, 02/05/25		260	272,655
	3.750%, 03/09/27		700	757,891
Cardinal Health, Inc.
	4.625%, 12/15/20		75	76,771
#	3.410%, 06/15/27		500	522,859
CenterPoint Energy Resources Corp.
	4.000%, 04/01/28		200	222,020
Charles Schwab Corp. (The)
	3.200%, 03/02/27		700	748,356
Chevron Corp.
	2.954%, 05/16/26		1,600	1,699,734
Chubb INA Holdings, Inc.
	3.350%, 05/15/24		50	53,238
Cigna Corp.
Ω	3.900%, 02/15/22		75	77,938
Ω	3.500%, 06/15/24		250	264,006
Ω	3.250%, 04/15/25		750	786,240
Ω	3.400%, 03/01/27		56	59,398
Cincinnati Financial Corp.
	6.920%, 05/15/28		600	806,229
Cisco Systems, Inc.
	2.500%, 09/20/26		1,000	1,044,689
Citigroup, Inc.
	3.875%, 10/25/23		380	407,771
Clorox Co. (The)
	3.900%, 05/15/28		750	848,671
CME Group, Inc.
	3.000%, 03/15/25		85	89,800
	3.750%, 06/15/28		1,000	1,125,737
CMS Energy Corp.
	3.875%, 03/01/24		175	186,870
CNA Financial Corp.
	3.950%, 05/15/24		300	323,263
	4.500%, 03/01/26		280	313,232
Coca-Cola Co. (The)
	3.150%, 11/15/20		48	48,549
#	3.200%, 11/01/23		600	638,002
	2.250%, 09/01/26		740	760,962
	2.900%, 05/25/27		400	429,536
			Face Amount^	Value†
			(000)

Coca-Cola European Partners P.L.C.
	1.125%, 05/26/24	EUR	150	$174,707
Colgate-Palmolive Co.
	3.250%, 03/15/24		100	106,993
Comcast Corp.
	3.375%, 08/15/25		500	537,116
	3.150%, 03/01/26		200	212,696
Commonwealth Bank of Australia
	2.400%, 11/02/20		250	251,268
Ω	2.850%, 05/18/26		250	259,851
Ω	3.150%, 09/19/27		100	107,000
ConocoPhillips Co.
	4.950%, 03/15/26		250	291,512
ConocoPhillips Holding Co.
	6.950%, 04/15/29		614	843,085
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		300	318,469
Cooperatieve Rabobank UA
	3.875%, 02/08/22		50	52,171
	3.375%, 05/21/25		1,500	1,613,389
Costco Wholesale Corp.
	3.000%, 05/18/27		1,200	1,293,058
Cox Communications, Inc.
Ω	3.500%, 08/15/27		400	427,244
Credit Suisse AG
	3.625%, 09/09/24		500	536,577
CRH America Finance, Inc.
Ω	3.950%, 04/04/28		200	220,301
CVS Health Corp.
	2.750%, 12/01/22		200	204,204
	3.875%, 07/20/25		505	545,915
Danske Bank A.S.
	0.875%, 05/22/23	EUR	100	112,741
	0.750%, 06/02/23	EUR	300	341,205
Deere & Co.
	5.375%, 10/16/29		80	102,212
Dexia Credit Local SA
	1.375%, 12/07/22	GBP	500	670,447
Discover Bank
	4.650%, 09/13/28		500	575,953
Discovery Communications LLC
	3.500%, 06/15/22		50	51,765
	3.250%, 04/01/23		75	78,063
	3.900%, 11/15/24		150	161,162
	4.900%, 03/11/26		200	227,213
Dollar General Corp.
	3.250%, 04/15/23		100	104,017
	4.150%, 11/01/25		500	555,356
Dollar Tree, Inc.
	4.200%, 05/15/28		600	659,136

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20		250	$251,695
	Dow Chemical Co. (The)
	3.000%, 11/15/22		30	30,867
#	3.500%, 10/01/24		200	213,083
	DTE Energy Co.
	2.850%, 10/01/26		750	775,360
	Duke Energy Corp.
	3.750%, 04/15/24		275	294,167
	DXC Technology Co.
#	4.750%, 04/15/27		700	766,961
	E*TRADE Financial Corp.
	2.950%, 08/24/22		300	306,951
	4.500%, 06/20/28		750	842,586
	Eastman Chemical Co.
	1.500%, 05/26/23	EUR	500	580,746
	Eaton Corp.
#	3.103%, 09/15/27		400	426,071
	4.000%, 11/02/32		400	469,483
	Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,619,220
	eBay, Inc.
	2.600%, 07/15/22		175	177,560
	Ecolab, Inc.
	2.700%, 11/01/26		500	526,063
	Electricite de France SA
Ω	2.350%, 10/13/20		30	30,084
	Electronic Arts, Inc.
	4.800%, 03/01/26		250	288,460
	Emerson Electric Co.
#	2.625%, 12/01/21		450	458,320
	Enbridge, Inc.
	3.500%, 06/10/24		300	315,361
	3.700%, 07/15/27		500	535,137
	Enel Finance International NV
Ω	3.500%, 04/06/28		200	211,243
Ω	4.875%, 06/14/29		200	232,918
	Energy Transfer Operating L.P.
	4.750%, 01/15/26		200	218,985
	Enterprise Products Operating LLC
	3.900%, 02/15/24		200	214,172
	EOG Resources, Inc.
	3.150%, 04/01/25		200	211,875
#	4.150%, 01/15/26		100	110,890
	Equinor ASA
	0.875%, 02/17/23	EUR	200	228,315
	2.650%, 01/15/24		100	103,563
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		200	215,578
	European Investment Bank
	3.250%, 01/29/24		100	107,051
	Eversource Energy
	2.500%, 03/15/21		100	100,767
	Exelon Corp.
	2.850%, 06/15/20		150	150,411
			Face Amount^	Value†
			(000)

	3.400%, 04/15/26		200	$214,006
	Exxon Mobil Corp.
#	2.440%, 08/16/29		500	513,694
	Fairfax Financial Holdings Ltd.
	4.850%, 04/17/28		100	112,278
	FedEx Corp.
#	2.625%, 08/01/22		100	102,124
	1.000%, 01/11/23	EUR	400	455,287
	3.200%, 02/01/25		300	316,615
	4.900%, 01/15/34		494	577,309
	Fifth Third Bancorp
	3.950%, 03/14/28		500	562,379
	Fluor Corp.
	1.750%, 03/21/23	EUR	200	223,440
#	4.250%, 09/15/28		1,000	1,029,139
	FMR LLC
Ω	4.950%, 02/01/33		250	318,885
	GATX Corp.
	3.250%, 09/15/26		400	414,677
	General Mills, Inc.
	3.150%, 12/15/21		200	204,761
	4.200%, 04/17/28		400	455,266
	General Motors Co.
#	4.200%, 10/01/27		300	317,791
	General Motors Financial Co., Inc.
	5.250%, 03/01/26		250	280,887
	Georgia Power Co.
	3.250%, 03/30/27		250	266,376
	Georgia-Pacific LLC
	7.750%, 11/15/29		40	58,078
	Global Payments, Inc.
	4.800%, 04/01/26		530	600,529
	4.450%, 06/01/28		607	687,045
	Goldman Sachs Group, Inc. (The)
	3.750%, 02/25/26		1,150	1,244,891
	Halliburton Co.
	3.500%, 08/01/23		200	209,408
	3.800%, 11/15/25		500	540,987
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		585	618,938
	Hasbro, Inc.
	3.150%, 05/15/21		97	98,358
	3.500%, 09/15/27		100	102,714
	Honeywell International, Inc.
	2.500%, 11/01/26		700	727,125
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		350	366,159
	4.300%, 03/08/26		200	221,883
	3.900%, 05/25/26		1,000	1,087,180
	Huntington Bancshares, Inc.
	3.150%, 03/14/21		75	76,121
	2.300%, 01/14/22		300	302,913
	Husky Energy, Inc.
#	4.400%, 04/15/29		700	766,897

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Hyatt Hotels Corp.
	3.375%, 07/15/23		100	$103,972
	Illinois Tool Works, Inc.
#	3.500%, 03/01/24		100	107,150
	ING Bank NV
Ω	2.050%, 08/15/21		350	351,671
	ING Groep NV
	1.000%, 09/20/23	EUR	300	343,807
	Intel Corp.
#	3.150%, 05/11/27		500	542,285
	Inter-American Development Bank
	3.000%, 02/21/24		250	265,438
	Intercontinental Exchange, Inc.
	4.000%, 10/15/23		300	324,396
	3.750%, 12/01/25		250	273,875
	International Business Machines Corp.
	3.300%, 01/27/27		750	811,204
	International Paper Co.
	3.800%, 01/15/26		75	81,695
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		250	271,762
	ITC Holdings Corp.
	3.650%, 06/15/24		200	212,570
	Janus Capital Group, Inc.
	4.875%, 08/01/25		350	390,419
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		400	444,071
	JM Smucker Co. (The)
	3.500%, 03/15/25		70	74,930
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	376	431,091
	JPMorgan Chase & Co.
	3.250%, 09/23/22		150	155,768
#	3.875%, 02/01/24		500	538,747
	3.900%, 07/15/25		330	361,768
	2.950%, 10/01/26		500	524,170
	Juniper Networks, Inc.
	4.500%, 03/15/24		200	218,994
	Kellogg Co.
	2.750%, 03/01/23		75	76,750
	3.250%, 04/01/26		200	212,820
	3.400%, 11/15/27		500	536,800
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25		250	266,744
	KeyBank NA
	3.300%, 06/01/25		250	267,559
	KeyCorp
	5.100%, 03/24/21		100	103,749
	Kimberly-Clark Corp.
	2.400%, 06/01/23		50	51,100
			Face Amount^	Value†
			(000)

	Kohl's Corp.
	4.750%, 12/15/23		67	$71,556
	Kommunekredit
	0.000%, 09/08/22	EUR	400	448,454
	Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	4,000	416,874
	0.750%, 02/22/23	SEK	7,000	739,820
	1.000%, 11/13/23	SEK	9,000	963,854
	Kraft Heinz Foods Co.
	3.950%, 07/15/25		400	428,882
	Kroger Co. (The)
	7.500%, 04/01/31		424	600,274
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27		750	807,979
	Lam Research Corp.
	4.000%, 03/15/29		250	282,057
	Lear Corp.
	3.800%, 09/15/27		500	521,692
	Legg Mason, Inc.
	4.750%, 03/15/26		30	33,852
	Lincoln National Corp.
	3.350%, 03/09/25		75	79,239
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27		450	483,910
	Loews Corp.
	2.625%, 05/15/23		50	51,347
	3.750%, 04/01/26		200	219,061
	Lowe's Cos., Inc.
	3.875%, 09/15/23		50	53,570
	3.375%, 09/15/25		125	134,184
	2.500%, 04/15/26		500	511,818
	LYB International Finance II BV
	1.875%, 03/02/22	EUR	100	114,747
	LyondellBasell Industries NV
	6.000%, 11/15/21		200	212,468
	5.750%, 04/15/24		300	342,857
	Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		250	272,697
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25		300	313,770
	Marathon Petroleum Corp.
	3.625%, 09/15/24		100	106,106
	5.125%, 12/15/26		100	115,198
	Marriott International, Inc.
	2.875%, 03/01/21		200	202,213
#	4.000%, 04/15/28		100	109,476
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		300	305,662
	3.500%, 03/10/25		250	265,964
	Mastercard, Inc.
	2.950%, 11/21/26		300	319,870

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Maxim Integrated Products, Inc.
	3.450%, 06/15/27		150	$159,428
	McDonald's Corp.
	2.750%, 12/09/20		30	30,230
#	2.625%, 01/15/22		300	305,673
	2.000%, 06/01/23	EUR	100	118,865
	0.625%, 01/29/24	EUR	200	227,571
	3.700%, 01/30/26		150	163,776
	McKesson Corp.
	3.796%, 03/15/24		75	79,890
	4.750%, 05/30/29		1,000	1,147,356
	Medtronic, Inc.
	3.500%, 03/15/25		112	121,297
	MetLife, Inc.
	3.600%, 04/10/24		50	53,820
	3.000%, 03/01/25		250	264,218
	Microsoft Corp.
	2.400%, 08/08/26		800	829,664
#	3.300%, 02/06/27		1,900	2,080,468
	Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		200	202,256
	2.953%, 02/28/22		400	409,189
	Morgan Stanley
	5.500%, 07/28/21		100	105,498
#	3.875%, 04/29/24		350	377,413
	3.875%, 01/27/26		400	438,237
	3.625%, 01/20/27		400	433,669
	Mosaic Co. (The)
	4.250%, 11/15/23		300	321,968
	Motorola Solutions, Inc.
	4.600%, 05/23/29		300	337,409
	MPLX L.P.
	4.125%, 03/01/27		597	632,869
	4.000%, 03/15/28		500	525,676
	Nasdaq, Inc.
#	4.250%, 06/01/24		375	408,096
	National Australia Bank, Ltd.
	1.875%, 07/12/21		500	501,639
Ω	3.500%, 01/10/27		250	272,420
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	200	227,640
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	187,403
	Nationwide Building Society
Ω	3.900%, 07/21/25		600	657,393
	NatWest Markets P.L.C.
	0.625%, 03/02/22	EUR	200	224,665
	NetApp, Inc.
	3.300%, 09/29/24		200	209,934
	Newmont Corp.
	3.625%, 06/09/21		190	193,832
		Face Amount^	Value†
		(000)

	NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27	900	$975,144
	NIKE, Inc.
	2.375%, 11/01/26	500	517,977
	NiSource, Inc.
	3.850%, 02/15/23	200	209,821
	Noble Energy, Inc.
	3.850%, 01/15/28	400	422,903
	Nordstrom, Inc.
#	4.000%, 03/15/27	200	211,819
	Norfolk Southern Corp.
	2.900%, 06/15/26	200	210,646
	Nucor Corp.
	3.950%, 05/01/28	300	334,790
	Nutrien, Ltd.
	3.625%, 03/15/24	300	317,804
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	50	55,027
	Occidental Petroleum Corp.
	3.000%, 02/15/27	300	305,503
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24	300	323,237
	ONEOK, Inc.
	4.000%, 07/13/27	800	861,805
	Oracle Corp.
	2.950%, 05/15/25	1,250	1,320,130
	3.250%, 11/15/27	1,750	1,894,733
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27	800	872,694
	Packaging Corp. of America
	4.500%, 11/01/23	500	542,834
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	721	754,302
	PepsiCo, Inc.
	2.750%, 03/05/22	100	102,474
	Phillips 66
	4.300%, 04/01/22	200	210,266
	Phillips 66 Partners L.P.
	3.550%, 10/01/26	200	213,754
	3.750%, 03/01/28	500	531,085
	PNC Bank NA
#	3.250%, 06/01/25	250	266,502
	PPG Industries, Inc.
#	3.750%, 03/15/28	499	551,674
	2.800%, 08/15/29	473	488,274
	PPL Capital Funding, Inc.
	3.100%, 05/15/26	400	418,597
	Praxair, Inc.
#	2.200%, 08/15/22	50	50,725
	Precision Castparts Corp.
	3.250%, 06/15/25	344	368,187
	Principal Financial Group, Inc.
	3.125%, 05/15/23	200	207,874
	3.100%, 11/15/26	100	105,710

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Progress Energy, Inc.
	7.750%, 03/01/31		400	$578,705
	Progressive Corp.
	2.450%, 01/15/27		200	205,455
	Province of Ontario Canada
	1.875%, 05/21/20		50	50,021
	3.150%, 06/02/22	CAD	340	265,914
	Province of Quebec Canada
	3.500%, 07/29/20		35	35,313
	7.500%, 09/15/29		500	741,619
	Prudential Financial, Inc.
#	4.500%, 11/16/21		100	105,011
#	3.500%, 05/15/24		200	215,201
	PSEG Power LLC
	5.125%, 04/15/20		30	30,189
	QUALCOMM, Inc.
	3.450%, 05/20/25		575	617,560
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		200	213,243
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26		400	434,667
	Rockwell Automation, Inc.
	2.875%, 03/01/25		300	313,096
	Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	100	112,388
Ω	3.625%, 10/14/25		600	628,128
	Roper Technologies, Inc.
	3.800%, 12/15/26		200	219,625
	Royal Bank of Scotland Group P.L.C.
	2.500%, 03/22/23	EUR	200	237,521
	4.800%, 04/05/26		200	226,096
	Royal Caribbean Cruises, Ltd.
	7.500%, 10/15/27		200	256,890
	3.700%, 03/15/28		200	210,178
	salesforce.com, Inc.
	3.700%, 04/11/28		200	223,795
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		250	273,310
	4.400%, 07/13/27		200	218,939
	Santander UK Group Holdings P.L.C.
	2.875%, 10/16/20		350	352,113
	Santander UK P.L.C.
	4.000%, 03/13/24		50	53,940
	Sempra Energy
	3.550%, 06/15/24		250	265,198
	Shell International Finance BV
	2.125%, 05/11/20		180	180,215
	3.250%, 05/11/25		1,222	1,307,080
	2.875%, 05/10/26		850	898,077
	Sherwin-Williams Co. (The)
	3.450%, 08/01/25		100	106,742
	2.950%, 08/15/29		1,000	1,034,841
			Face Amount^	Value†
			(000)

	Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		200	$247,867
	SNCF Reseau EPIC
	5.500%, 12/01/21	GBP	778	1,112,212
	Solvay Finance America LLC
Ω	4.450%, 12/03/25		200	222,114
	Southern Co. (The)
	3.250%, 07/01/26		500	532,355
	Southern Power Co.
	4.150%, 12/01/25		50	55,320
	Southwest Airlines Co.
	3.000%, 11/15/26		250	261,657
	Southwest Gas Corp.
	3.700%, 04/01/28		100	108,843
	Spectra Energy Partners L.P.
	4.750%, 03/15/24		400	439,200
	Standard Chartered P.L.C.
Ω	4.050%, 04/12/26		200	215,774
	Starbucks Corp.
	2.100%, 02/04/21		100	100,380
	State Street Corp.
	3.550%, 08/18/25		200	218,106
	Steelcase Inc.
	5.125%, 01/18/29		100	116,182
	Stryker Corp.
	3.375%, 05/15/24		200	212,129
	3.375%, 11/01/25		500	539,006
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		800	872,529
	3.040%, 07/16/29		800	840,868
	Suncor Energy, Inc.
	3.600%, 12/01/24		200	213,685
	SunTrust Bank
	2.450%, 08/01/22		400	406,741
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	880	985,071
	Swedbank AB
	0.300%, 09/06/22	EUR	200	223,859
	Sysco Corp.
	2.600%, 10/01/20		30	30,149
#	3.300%, 07/15/26		1,000	1,078,405
	Tapestry, Inc.
	4.250%, 04/01/25		300	322,571
	Target Corp.
#	2.500%, 04/15/26		325	338,893
	TCI Communications, Inc.
	7.875%, 02/15/26		140	184,127
	TD Ameritrade Holding Corp.
	3.625%, 04/01/25		30	32,417
	Telefonica Emisiones SA
	3.987%, 01/23/23	EUR	200	248,620
	Telefonica Europe BV
	8.250%, 09/15/30		975	1,433,073

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Texas Instruments, Inc.
	2.900%, 11/03/27		500	$534,432
	The Walt Disney Co.
	3.000%, 09/15/22		180	186,070
	Thomson Reuters Corp.
	4.300%, 11/23/23		400	433,011
	TJX Cos., Inc. (The)
	2.250%, 09/15/26		1,150	1,181,917
	Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	500	378,993
	Total Capital International SA
	2.125%, 03/15/23	EUR	800	951,469
	2.829%, 01/10/30		1,000	1,052,064
	TransCanada PipeLines, Ltd.
#	2.500%, 08/01/22		200	203,029
	4.875%, 01/15/26		90	102,302
#	4.250%, 05/15/28		500	560,330
	Truist Financial Corp.
	2.900%, 03/03/21		75	75,924
	TWDC Enterprises 18 Corp.
#	3.150%, 09/17/25		200	215,387
	U.S. Bancorp
	3.700%, 01/30/24		75	80,572
	U.S. Bank NA
	2.800%, 01/27/25		750	784,430
	UBS Group AG
Ω	4.125%, 09/24/25		400	441,663
	UBS Group Funding Switzerland AG
	1.750%, 11/16/22	EUR	200	232,712
	Unilever Capital Corp.
	2.000%, 07/28/26		100	101,227
	Union Pacific Corp.
	3.750%, 03/15/24		200	214,271
	3.950%, 09/10/28		650	734,055
	United Parcel Service, Inc.
	2.450%, 10/01/22		100	102,127
	0.375%, 11/15/23	EUR	650	733,718
	United Technologies Corp.
	7.500%, 09/15/29		40	57,427
	Valero Energy Corp.
	3.400%, 09/15/26		250	265,292
	Verizon Communications, Inc.
	3.376%, 02/15/25		24	25,666
	2.625%, 08/15/26		200	207,102
	4.329%, 09/21/28		823	952,388
	4.016%, 12/03/29		151	171,686
	ViacomCBS, Inc.
	3.875%, 04/01/24		31	33,309
	3.500%, 01/15/25		250	265,880
	2.900%, 01/15/27		704	719,944
	Visa, Inc.
	3.150%, 12/14/25		375	402,938
	VMware, Inc.
	3.900%, 08/21/27		60	63,882
	Vodafone Group P.L.C.
	7.875%, 02/15/30		200	285,055
	Face Amount^	Value†
	(000)

Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	450	$466,659
Walmart, Inc.
# 2.550%, 04/11/23	100	102,883
3.250%, 07/08/29	460	503,921
7.550%, 02/15/30	1,200	1,776,072
Walt Disney Co. (The)
3.700%, 09/15/24	200	216,876
Waste Management, Inc.
3.500%, 05/15/24	310	330,329
WEC Energy Group, Inc.
3.550%, 06/15/25	500	537,531
Wells Fargo & Co.
3.000%, 02/19/25	850	889,703
3.000%, 04/22/26	450	471,819
Westpac Banking Corp.
2.850%, 05/13/26	300	312,817
3.350%, 03/08/27	550	596,906
WestRock MWV LLC
8.200%, 01/15/30	222	315,833
Whirlpool Corp.
3.700%, 05/01/25	200	215,558
Williams Cos., Inc. (The)
4.000%, 09/15/25	500	541,067
3.750%, 06/15/27	110	116,293
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	300	320,253
Zoetis, Inc.
3.000%, 09/12/27	355	373,048
TOTAL BONDS		177,110,665
U.S. TREASURY OBLIGATIONS — (22.8%)
U.S. Treasury Bonds
7.500%, 11/15/24	1,350	1,735,172
6.875%, 08/15/25	1,000	1,294,727
6.000%, 02/15/26	1,000	1,267,773
6.750%, 08/15/26	1,000	1,335,000
6.625%, 02/15/27	1,400	1,891,094
6.125%, 11/15/27	750	1,010,244
5.250%, 11/15/28	250	327,998
5.250%, 02/15/29	2,570	3,387,581
6.125%, 08/15/29	1,045	1,476,185
6.250%, 05/15/30	1,530	2,220,831
5.375%, 02/15/31	3,000	4,168,945
U.S. Treasury Notes
2.125%, 07/31/24	2,250	2,328,926
2.125%, 05/15/25	2,600	2,702,477
2.875%, 05/31/25	1,300	1,401,562
2.000%, 08/15/25	2,800	2,894,937
2.250%, 11/15/25	2,400	2,515,969
1.625%, 02/15/26	2,150	2,179,059
1.625%, 05/15/26	3,100	3,142,141
1.500%, 08/15/26	2,500	2,513,770
1.625%, 09/30/26	3,300	3,344,086
2.000%, 11/15/26	3,000	3,112,148
1.625%, 11/30/26	1,250	1,266,650
1.750%, 12/31/26	3,000	3,064,219
2.250%, 02/15/27	1,500	1,582,793

DFA Social Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

2.375%, 05/15/27	2,100	$2,237,238
2.250%, 11/15/27	2,000	2,118,203
2.750%, 02/15/28	2,700	2,964,727
2.875%, 05/15/28	1,750	1,941,816
2.875%, 08/15/28	2,250	2,501,982
3.125%, 11/15/28	3,500	3,971,543
2.625%, 02/15/29	2,900	3,177,426
2.375%, 05/15/29	2,500	2,689,355
# 1.625%, 08/15/29	2,750	2,779,219
1.750%, 11/15/29	3,000	3,065,391
TOTAL U.S. TREASURY OBLIGATIONS		79,611,187
TOTAL INVESTMENT SECURITIES (Cost $313,743,963)		332,318,084

		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§	The DFA Short Term Investment Fund	1,443,067	$16,699,173
TOTAL INVESTMENTS — (100.0%)
(Cost $330,440,830)^^			$349,017,257

As of January 31, 2020, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	655,422	CAD	855,222	Bank of America Corp.	02/10/20	$9,206
USD	2,159,576	SEK	20,441,141	State Street Bank and Trust	02/14/20	35,232
USD	12,485,092	EUR	11,144,945	Citibank, N.A.	04/14/20	71,674
Total Appreciation						$116,112
USD	2,248,312	GBP	1,707,783	State Street Bank and Trust	04/21/20	$(11,451)
Total (Depreciation)						$(11,451)
Total Appreciation (Depreciation)						$104,661
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$75,596,232	—	$75,596,232
Bonds	—	177,110,665	—	177,110,665
U.S. Treasury Obligations	—	79,611,187	—	79,611,187
Securities Lending Collateral	—	16,699,173	—	16,699,173
Forward Currency Contracts**	—	104,661	—	104,661
TOTAL	—	$349,121,918	—	$349,121,918
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.5%)
Treasury Inflation Protected Security
0.125%, 04/15/20	37,907	$41,589,396
0.125%, 04/15/21	38,186	41,349,525
0.125%, 01/15/22	8,500	9,683,721
# 0.125%, 04/15/22	27,400	29,040,038
0.125%, 01/15/23	20,300	22,781,531
2.375%, 01/15/25	20,873	32,129,502
0.625%, 01/15/26	10,650	12,087,091
1.750%, 01/15/28	1,800	2,541,183
3.625%, 04/15/28	11,900	24,711,099
2.500%, 01/15/29	2,500	3,700,254
3.875%, 04/15/29	3,600	7,692,041
TOTAL U.S. TREASURY OBLIGATIONS		227,305,381

	Shares
AFFILIATED INVESTMENT COMPANIES — (79.4%)
Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	44,133,777	579,917,828
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	34,856,892	346,128,939
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		926,046,767
TOTAL INVESTMENT SECURITIES (Cost $1,119,147,239)		1,153,352,148

TEMPORARY CASH INVESTMENTS — (0.6%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	7,467,229	7,467,229
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	467,184	5,406,250
TOTAL INVESTMENTS — (100.0%)
(Cost $1,132,020,718)^^			$1,166,225,627
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$227,305,381	—	$227,305,381
Affiliated Investment Companies	$926,046,767	—	—	926,046,767
Temporary Cash Investments	7,467,229	—	—	7,467,229
Securities Lending Collateral	—	5,406,250	—	5,406,250
TOTAL	$933,513,996	$232,711,631	—	$1,166,225,627

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (5.5%)
*	Altice USA, Inc., Class A	137,941	$3,774,066
	Cable One, Inc.	871	1,484,210
	CenturyLink, Inc.	325,654	4,448,434
	Comcast Corp., Class A	207,454	8,959,938
	Interpublic Group of Cos., Inc. (The)	72,570	1,647,339
#*	Live Nation Entertainment, Inc.	1	68
#*	Match Group, Inc.	4,952	387,345
#	Omnicom Group, Inc.	87,542	6,592,788
#	Sirius XM Holdings, Inc.	45,907	324,563
#*	Sprint Corp.	10,048	43,910
*	T-Mobile US, Inc.	38,215	3,026,246
	Verizon Communications, Inc.	1,169,912	69,539,569
	ViacomCBS, Inc., Class B	128,596	4,388,982
#	World Wrestling Entertainment, Inc., Class A	1	49
*	Zayo Group Holdings, Inc.	45,431	1,578,727
TOTAL COMMUNICATION SERVICES			106,196,234
CONSUMER DISCRETIONARY — (15.5%)
*	Amazon.com, Inc.	38,766	77,870,039
	Aptiv P.L.C.	104,392	8,851,398
	Aramark	21,076	930,295
	Autoliv, Inc.	14,833	1,136,653
	Best Buy Co., Inc.	105,646	8,947,160
*	Booking Holdings, Inc.	8,085	14,799,997
*	Burlington Stores, Inc.	13,048	2,837,548
*	Capri Holdings, Ltd.	5,790	173,468
	Darden Restaurants, Inc.	41,137	4,789,581
	Dollar General Corp.	10,319	1,583,038
*	Dollar Tree, Inc.	29,361	2,556,462
	eBay, Inc.	144,562	4,851,501
*	Five Below, Inc.	2,249	254,632
#	Gap, Inc. (The)	90,321	1,572,489
*	Garrett Motion, Inc.	5,883	49,535
	General Motors Co.	170,415	5,690,157
#	H&R Block, Inc.	8,484	196,829
#	Hanesbrands, Inc.	70,921	975,873
#	Harley-Davidson, Inc.	31,257	1,043,984
	Hilton Worldwide Holdings, Inc.	24,546	2,646,059
	Home Depot, Inc. (The)	125,512	28,629,287
	Kohl's Corp.	39,994	1,709,743
#*	Kontoor Brands, Inc.	4,741	180,822
	Las Vegas Sands Corp.	48,829	3,189,022
	Lear Corp.	9,750	1,201,005
	Lowe's Cos., Inc.	121,277	14,097,238
*	Lululemon Athletica, Inc.	19,914	4,767,212
#	Macy's, Inc.	52,178	832,239
	Marriott International, Inc., Class A	32,696	4,579,402
	NIKE, Inc., Class B	241,995	23,304,118
#	Nordstrom, Inc.	22,403	825,775
*	NVR, Inc.	1,202	4,587,998
*	O'Reilly Automotive, Inc.	7,303	2,965,748
	Polaris, Inc.	8,976	824,356
	Pool Corp.	6,161	1,351,107

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ross Stores, Inc.	55,323	$6,206,687
	Service Corp. International	39,958	1,915,986
*	ServiceMaster Global Holdings, Inc.	7,292	262,877
	Starbucks Corp.	127,762	10,838,050
	Target Corp.	124,189	13,752,690
	TJX Cos., Inc. (The)	212,403	12,540,273
	Tractor Supply Co.	42,414	3,942,381
*	Ulta Salon Cosmetics & Fragrance, Inc.	22,402	6,001,720
	VF Corp.	39,312	3,261,717
#	Whirlpool Corp.	7,283	1,064,556
#	Williams-Sonoma, Inc.	1,800	126,144
	Wyndham Destinations, Inc.	7,845	380,718
	Wynn Resorts, Ltd.	37,263	4,701,100
TOTAL CONSUMER DISCRETIONARY			299,796,669
CONSUMER STAPLES — (9.6%)
	Altria Group, Inc.	480,160	22,822,005
	Brown-Forman Corp., Class A	4,389	282,081
#	Brown-Forman Corp., Class B	27,140	1,835,750
#	Campbell Soup Co.	69,315	3,354,153
	Church & Dwight Co., Inc.	16,341	1,212,829
	Clorox Co. (The)	28,712	4,516,685
	Coca-Cola Co. (The)	800,343	46,740,031
	Costco Wholesale Corp.	54,131	16,538,103
	Estee Lauder Cos., Inc. (The), Class A	34,468	6,726,775
	General Mills, Inc.	36,315	1,896,369
*	Herbalife Nutrition, Ltd.	8,932	347,008
	Hershey Co. (The)	14,045	2,179,363
	Ingredion, Inc.	3,089	271,832
	Kellogg Co.	135,623	9,250,845
#	Keurig Dr Pepper, Inc.	5,910	168,612
	Kroger Co. (The)	205,038	5,507,321
	Lamb Weston Holdings, Inc.	6,376	582,192
	PepsiCo, Inc.	335,509	47,648,988
	Sysco Corp.	71,036	5,834,897
	Walmart, Inc.	69,502	7,957,284
TOTAL CONSUMER STAPLES			185,673,123
ENERGY — (1.1%)
	Apache Corp.	83,696	2,296,618
	Cabot Oil & Gas Corp.	108,375	1,527,004
	Cimarex Energy Co.	8,592	377,103
	ConocoPhillips	203,326	12,083,664
	Continental Resources, Inc.	28,953	788,101
	Occidental Petroleum Corp.	93,185	3,701,308
TOTAL ENERGY			20,773,798
FINANCIALS — (3.1%)
	American Express Co.	97,128	12,614,013
	Ameriprise Financial, Inc.	34,037	5,630,060
	Aon P.L.C.	39,399	8,677,630
#*	Credit Acceptance Corp.	1,186	508,770
	Discover Financial Services	14,023	1,053,548
#	Erie Indemnity Co., Class A	726	120,879
#	FactSet Research Systems, Inc.	7,856	2,247,680
#	Interactive Brokers Group, Inc., Class A	3,200	150,400
	Lazard, Ltd., Class A	2,925	122,733
	LPL Financial Holdings, Inc.	18,737	1,726,240

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MarketAxess Holdings, Inc.	3,198	$1,132,668
	Marsh & McLennan Cos., Inc.	34,932	3,907,493
	Moody's Corp.	20,306	5,214,378
	MSCI, Inc.	14,597	4,171,823
	S&P Global, Inc.	35,412	10,401,567
	Santander Consumer USA Holdings, Inc.	21,091	561,442
	T Rowe Price Group, Inc.	7,094	947,262
TOTAL FINANCIALS			59,188,586
HEALTH CARE — (14.2%)
	AbbVie, Inc.	80,446	6,517,735
	AmerisourceBergen Corp.	74,521	6,376,017
	Amgen, Inc.	132,341	28,592,273
*	Biogen, Inc.	41,194	11,075,007
	Bristol-Myers Squibb Co.	434,126	27,328,232
	Cardinal Health, Inc.	45,498	2,329,953
*	Catalent, Inc.	504	30,794
	Chemed Corp.	1,058	494,128
*	Cigna Corp.	5,612	1,079,637
*	Elanco Animal Health, Inc.	219	6,767
	Eli Lilly & Co.	139,322	19,454,924
	Encompass Health Corp.	12,091	931,370
	Gilead Sciences, Inc.	182,157	11,512,322
*	IDEXX Laboratories, Inc.	20,792	5,634,840
	Johnson & Johnson	472,696	70,370,253
	Merck & Co., Inc.	766,820	65,517,101
*	Mettler-Toledo International, Inc.	5,507	4,169,790
*	Molina Healthcare, Inc.	16,915	2,080,037
*	Waters Corp.	15,243	3,411,231
	Zoetis, Inc.	67,884	9,110,712
TOTAL HEALTH CARE			276,023,123
INDUSTRIALS — (15.4%)
	3M Co.	138,634	21,995,670
	Allegion P.L.C.	17,092	2,210,337
	Allison Transmission Holdings, Inc.	22,693	1,003,031
#	American Airlines Group, Inc.	50,289	1,349,757
	Boeing Co. (The)	41,230	13,122,272
#	BWX Technologies, Inc.	1,500	95,385
	Caterpillar, Inc.	138,882	18,242,151
#	CH Robinson Worldwide, Inc.	41,084	2,967,086
	Cintas Corp.	12,555	3,502,468
*	Copart, Inc.	55,472	5,628,189
	CSX Corp.	150,667	11,501,919
	Cummins, Inc.	5,198	831,524
	Deere & Co.	65,364	10,365,423
	Delta Air Lines, Inc.	120,061	6,692,200
	Donaldson Co., Inc.	20,479	1,061,836
	Emerson Electric Co.	17,117	1,226,091
	Expeditors International of Washington, Inc.	36,666	2,678,085
	Fastenal Co.	203,276	7,090,267
	FedEx Corp.	15,941	2,305,706
	General Dynamics Corp.	17,163	3,011,077
	Graco, Inc.	31,407	1,669,282
*	HD Supply Holdings, Inc.	36,143	1,472,466
	Honeywell International, Inc.	90,936	15,751,934
	Huntington Ingalls Industries, Inc.	11,913	3,109,293
*	IAA Inc.	27,656	1,307,023

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Illinois Tool Works, Inc.	51,303	$8,976,999
	JB Hunt Transport Services, Inc.	33,757	3,643,393
#	KAR Auction Services, Inc.	2,717	57,111
	L3Harris Technologies, Inc.	11,934	2,641,352
	Lennox International, Inc.	2,197	511,857
	Lincoln Electric Holdings, Inc.	8,192	730,563
	Lockheed Martin Corp.	41,229	17,650,959
	Nielsen Holdings P.L.C.	6,114	124,726
	Nordson Corp.	7,070	1,193,840
	Northrop Grumman Corp.	33,188	12,431,229
	PACCAR, Inc.	33,806	2,508,743
	Parker-Hannifin Corp.	35,683	6,982,806
*	Resideo Technologies, Inc.	3,906	39,763
	Robert Half International, Inc.	26,339	1,532,140
	Rockwell Automation, Inc.	33,476	6,416,010
#	Rollins, Inc.	31,120	1,181,004
*	Sensata Technologies Holding P.L.C.	7,661	362,135
	Southwest Airlines Co.	72,380	3,979,452
	Spirit AeroSystems Holdings, Inc., Class A	24,700	1,613,404
	Toro Co. (The)	18,495	1,479,970
	TransUnion	10,783	988,801
	Union Pacific Corp.	193,504	34,718,488
*	United Airlines Holdings, Inc.	111,212	8,318,658
	United Parcel Service, Inc., Class B	107,528	11,131,299
*	United Rentals, Inc.	21,939	2,976,903
	Verisk Analytics, Inc.	43,155	7,011,393
*	WABCO Holdings, Inc.	12,337	1,673,514
	Waste Management, Inc.	95,402	11,610,423
	WW Grainger, Inc.	21,080	6,380,284
TOTAL INDUSTRIALS			299,057,691
INFORMATION TECHNOLOGY — (32.9%)
	Accenture P.L.C., Class A	137,242	28,163,431
*	Advanced Micro Devices, Inc.	88,083	4,139,901
	Alliance Data Systems Corp.	12,531	1,288,061
	Amphenol Corp., Class A	41,589	4,136,858
	Apple, Inc.	276,938	85,715,080
	Applied Materials, Inc.	182,388	10,576,680
*	Aspen Technology, Inc.	6,461	768,730
	Automatic Data Processing, Inc.	80,299	13,762,446
	Booz Allen Hamilton Holding Corp.	29,412	2,295,312
	Broadridge Financial Solutions, Inc.	29,915	3,564,372
*	Cadence Design Systems, Inc.	17,149	1,236,614
	CDK Global, Inc.	2,876	154,384
	CDW Corp.	33,513	4,371,771
	Cisco Systems, Inc.	1,055,026	48,499,545
	Citrix Systems, Inc.	27,351	3,315,488
*	F5 Networks, Inc.	12,438	1,518,929
*	Fair Isaac Corp.	4,309	1,733,855
*	Fiserv, Inc.	47,602	5,646,073
*	Gartner, Inc.	13,578	2,183,071
	Global Payments, Inc.	23,589	4,610,470
*	GoDaddy, Inc., Class A	14,999	1,008,083
	Intel Corp.	270,214	17,274,781
	International Business Machines Corp.	246,130	35,376,265
	Intuit, Inc.	41,654	11,678,949
	Jack Henry & Associates, Inc.	10,151	1,517,981
	KLA Corp.	60,132	9,966,278
	Lam Research Corp.	28,495	8,497,494

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Mastercard, Inc., Class A	174,865	$55,246,848
	Maxim Integrated Products, Inc.	67,956	4,085,515
*	Micron Technology, Inc.	216,524	11,495,259
	Microsoft Corp.	449,264	76,478,211
	NetApp, Inc.	54,833	2,928,082
	NVIDIA Corp.	34,281	8,105,057
*	ON Semiconductor Corp.	33,310	771,127
	Oracle Corp.	574,630	30,139,343
	Paychex, Inc.	45,714	3,920,890
*	Paycom Software, Inc.	12,125	3,857,690
	QUALCOMM, Inc.	190,660	16,265,205
	Sabre Corp.	58,513	1,260,370
	Seagate Technology P.L.C.	100,598	5,733,080
	Skyworks Solutions, Inc.	7,510	849,757
	Texas Instruments, Inc.	206,435	24,906,383
#	Ubiquiti, Inc.	4,939	807,131
	Visa, Inc., Class A	362,918	72,209,794
*	VMware, Inc., Class A	889	131,625
	Western Digital Corp.	19,367	1,268,538
#	Western Union Co. (The)	25,456	684,766
*	Zebra Technologies Corp., Class A	15,357	3,670,630
TOTAL INFORMATION TECHNOLOGY			637,816,203
MATERIALS — (1.8%)
	Avery Dennison Corp.	19,115	2,508,653
*	Axalta Coating Systems, Ltd.	59,171	1,704,717
*	Berry Global Group, Inc.	30,253	1,286,358
	Celanese Corp.	33,634	3,481,119
	Chemours Co. (The)	28,329	392,923
*	Crown Holdings, Inc.	36,642	2,712,607
	Eastman Chemical Co.	5,128	365,473
	Freeport-McMoRan, Inc.	13,317	147,819
	International Paper Co.	92,764	3,777,350
	LyondellBasell Industries NV, Class A	52,121	4,058,141
	NewMarket Corp.	319	140,239
	Packaging Corp. of America	24,404	2,336,683
	PPG Industries, Inc.	30,385	3,641,338
	Sealed Air Corp.	11,977	425,183
	Sherwin-Williams Co. (The)	12,905	7,187,956
#	Southern Copper Corp.	2,568	96,762
	Steel Dynamics, Inc.	50,290	1,502,665
	WR Grace & Co.	1,617	108,921
TOTAL MATERIALS			35,874,907
UTILITIES — (0.0%)
	NRG Energy, Inc.	11,621	428,699
TOTAL COMMON STOCKS Cost ($1,645,148,252)			1,920,829,033

TEMPORARY CASH INVESTMENTS — (0.6%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	10,744,578	10,744,578
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	525,450	6,080,509
TOTAL INVESTMENTS — (100.0%)
(Cost $1,661,972,034)^^			$1,937,654,120

U.S. High Relative Profitability Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$106,196,234	—	—	$106,196,234
Consumer Discretionary	299,796,669	—	—	299,796,669
Consumer Staples	185,673,123	—	—	185,673,123
Energy	20,773,798	—	—	20,773,798
Financials	59,188,586	—	—	59,188,586
Health Care	276,023,123	—	—	276,023,123
Industrials	299,057,691	—	—	299,057,691
Information Technology	637,816,203	—	—	637,816,203
Materials	35,874,907	—	—	35,874,907
Utilities	428,699	—	—	428,699
Temporary Cash Investments	10,744,578	—	—	10,744,578
Securities Lending Collateral	—	$6,080,509	—	6,080,509
TOTAL	$1,931,573,611	$6,080,509	—	$1,937,654,120

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.9%)
AUSTRALIA — (6.2%)
	Altium, Ltd.	12,735	$332,341
	Aristocrat Leisure, Ltd.	67,089	1,600,017
	Aurizon Holdings, Ltd.	38,508	138,032
	Beach Energy, Ltd.	357,041	622,807
	BHP Group, Ltd.	247,858	6,356,045
#	BHP Group, Ltd., Sponsored ADR	26,691	1,364,177
	Brambles, Ltd.	196,154	1,638,362
	Caltex Australia, Ltd.	31,359	715,110
	carsales.com, Ltd.	41,119	468,036
	CIMIC Group, Ltd.	14,448	279,557
	Coca-Cola Amatil, Ltd.	92,247	732,987
	Cochlear, Ltd.	9,005	1,434,192
	Coles Group, Ltd.	153,902	1,688,772
	Computershare, Ltd.	98,415	1,162,089
	CSL, Ltd.	38,224	7,861,477
#	Domino's Pizza Enterprises, Ltd.	10,401	378,116
	Evolution Mining, Ltd.	99,657	251,517
	Flight Centre Travel Group, Ltd.	2,958	77,043
	Fortescue Metals Group, Ltd.	162,199	1,201,542
	IDP Education, Ltd.	20,772	241,816
	Iluka Resources, Ltd.	63,518	406,267
	James Hardie Industries P.L.C.	82,588	1,736,475
#	JB Hi-Fi, Ltd.	18,632	489,985
	Macquarie Group, Ltd.	4,787	457,399
	Magellan Financial Group, Ltd.	23,182	1,020,919
	Medibank Pvt, Ltd.	467,567	960,724
	Northern Star Resources, Ltd.	135,254	1,165,099
	Qantas Airways, Ltd.	140,515	595,755
	Ramsay Health Care, Ltd.	29,653	1,559,818
	REA Group, Ltd.	8,986	679,924
	Rio Tinto, Ltd.	38,839	2,520,198
	Seek, Ltd.	17,459	261,752
	Telstra Corp., Ltd.	421,064	1,073,692
	TPG Telecom, Ltd.	24,792	123,253
	Wesfarmers, Ltd.	118,583	3,557,728
	Woolworths Group, Ltd.	73,707	2,047,126
TOTAL AUSTRALIA			47,200,149
AUSTRIA — (0.1%)
	OMV AG	18,055	897,226
	Raiffeisen Bank International AG	1,685	38,383
TOTAL AUSTRIA			935,609
BELGIUM — (0.8%)
	Anheuser-Busch InBev SA	35,704	2,693,510
	Colruyt SA	7,076	354,038
	Proximus SADP	27,743	790,456
#	Solvay SA	12,253	1,269,904
	Umicore SA	17,973	827,537
TOTAL BELGIUM			5,935,445
CANADA — (8.5%)
*	Air Canada	19,595	656,375
	Alimentation Couche-Tard, Inc., Class B	74,166	2,478,738

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	B2Gold Corp.	140,040	$606,339
	Bank of Montreal	51,841	3,953,689
	Bank of Montreal	7,238	551,680
	Barrick Gold Corp.	16,036	296,994
	Barrick Gold Corp.	2,592	48,004
*	Bausch Health Cos., Inc.	22,422	615,035
*	Bausch Health Cos., Inc.	33,741	925,749
	BCE, Inc.	4,136	194,893
	BCE, Inc.	10,342	487,315
	CAE, Inc.	25,119	744,991
	CAE, Inc.	16,865	500,553
#*	Canada Goose Holdings, Inc.	4,400	131,794
#*	Canada Goose Holdings, Inc.	2,775	83,250
	Canadian National Railway Co.	9,333	872,157
	Canadian National Railway Co.	51,046	4,769,738
	Canadian Natural Resources, Ltd.	83,524	2,349,073
	Canadian Natural Resources, Ltd.	32,540	915,350
	Canadian Pacific Railway, Ltd.	1,100	292,206
	Canadian Pacific Railway, Ltd.	8,285	2,202,236
#	Canadian Tire Corp., Ltd., Class A	9,607	1,030,317
	CCL Industries, Inc., Class B	23,864	1,006,385
*	CGI, Inc.	29,128	2,228,875
*	CGI, Inc.	5,261	402,824
	CI Financial Corp.	33,473	586,549
	Cogeco Communications, Inc.	3,084	242,124
	Constellation Software, Inc.	2,875	3,021,965
	Dollarama, Inc.	3,900	132,878
	Element Fleet Management Corp.	67,100	644,432
	Empire Co., Ltd., Class A	32,049	743,467
	Finning International, Inc.	14,300	247,338
	FirstService Corp.	5,708	561,613
	George Weston, Ltd.	12,504	1,007,671
	Gildan Activewear, Inc.	4,000	110,836
	Gildan Activewear, Inc.	21,164	586,666
#	Inter Pipeline, Ltd.	56,758	945,681
#	Keyera Corp.	26,937	702,837
	Kirkland Lake Gold, Ltd.	20,462	839,106
	Kirkland Lake Gold, Ltd.	7,315	300,866
	Loblaw Cos., Ltd.	31,734	1,660,316
	Magna International, Inc.	9,378	475,419
	Magna International, Inc.	50,730	2,571,504
	Methanex Corp.	2,437	79,081
	National Bank of Canada	57,086	3,167,466
#	Northland Power, Inc.	20,074	451,870
	Open Text Corp.	25,000	1,125,132
	Open Text Corp.	18,537	833,980
	Parkland Fuel Corp.	22,078	768,242
	Quebecor, Inc., Class B	17,434	432,622
	Restaurant Brands International, Inc.	13,000	793,124
#	Restaurant Brands International, Inc.	7,575	462,151
	Ritchie Bros Auctioneers, Inc.	10,019	422,972
	Rogers Communications, Inc., Class B	6,163	308,569
	Rogers Communications, Inc., Class B	24,595	1,231,472
	Royal Bank of Canada	34,564	2,729,173
	Shaw Communications, Inc., Class B	49,981	976,658
	Shaw Communications, Inc., Class B	32,364	632,069
*	Spin Master Corp.	1,500	35,885
	Suncor Energy, Inc.	73,364	2,242,386
	Suncor Energy, Inc.	64,517	1,973,575

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Teck Resources, Ltd., Class B	11,400	$147,302
	Teck Resources, Ltd., Class B	30,284	390,966
	Toromont Industries, Ltd.	11,671	601,011
	WSP Global, Inc.	13,243	941,140
TOTAL CANADA			64,472,674
DENMARK — (1.9%)
	Coloplast A.S., Class B	11,625	1,465,694
	Novo Nordisk A.S., Class B	195,823	11,920,069
#	Pandora A.S.	13,248	683,807
TOTAL DENMARK			14,069,570
FINLAND — (0.9%)
	Elisa Oyj	18,728	1,128,279
	Kone Oyj, Class B	20,771	1,340,500
	Neste Oyj	59,290	2,360,800
	Stora Enso Oyj, Class R	38,201	495,868
	UPM-Kymmene Oyj	35,281	1,111,649
	Wartsila Oyj Abp	48,121	590,070
TOTAL FINLAND			7,027,166
FRANCE — (10.1%)
	Aeroports de Paris	4,153	785,749
	Air Liquide SA	10,673	1,543,203
	Airbus SE	48,031	7,054,021
	Arkema SA	9,828	900,532
	Bouygues SA	42,046	1,661,224
	Bureau Veritas SA	37,536	1,034,297
	Cie Generale des Etablissements Michelin SCA	33,204	3,852,434
	Danone SA	29,506	2,361,201
	Eiffage SA	15,848	1,837,001
#	Electricite de France SA	40,393	498,662
#	Eurofins Scientific SE	1,541	828,834
	Faurecia SE	11,017	524,922
	Hermes International	2,184	1,630,850
#	Iliad SA	3,563	467,612
	Ipsen SA	5,526	410,085
	Kering SA	6,983	4,266,756
	Legrand SA	39,914	3,193,585
	LVMH Moet Hennessy Louis Vuitton SE	27,498	11,974,613
	Orange SA	228,800	3,234,309
	Peugeot SA	122,615	2,524,673
	Publicis Groupe SA	36,110	1,600,726
	Safran SA	29,332	4,729,406
	Sartorius Stedim Biotech	3,429	614,901
	SEB SA	3,753	481,874
#	Sodexo SA	13,468	1,410,164
	STMicroelectronics NV	116,439	3,241,900
#	STMicroelectronics NV	9,659	269,003
	Teleperformance	11,642	2,920,949
	Thales SA	20,045	2,199,560
*	Ubisoft Entertainment SA	10,843	822,350
	Valeo SA	48,914	1,452,802
	Vinci SA	51,125	5,664,090
TOTAL FRANCE			75,992,288

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
GERMANY — (7.3%)
	Adidas AG	14,142	$4,470,485
	Bayer AG	86,139	6,913,127
	Bayerische Motoren Werke AG	30,255	2,155,107
	Brenntag AG	25,081	1,297,943
	Continental AG	18,849	2,150,994
	Covestro AG	32,862	1,384,896
	Daimler AG	1,116	51,679
	Deutsche Boerse AG	28,076	4,557,394
	Deutsche Lufthansa AG	43,426	661,536
	Deutsche Post AG	88,273	3,079,833
	Deutsche Telekom AG	336,887	5,456,153
	E.ON SE	333,869	3,783,062
	Evonik Industries AG	12,785	350,357
	Fielmann AG	2,260	179,746
	Fresenius Medical Care AG & Co. KGaA	34,349	2,640,921
	Fuchs Petrolub SE	3,253	132,028
	Hochtief AG	2,903	335,776
	Infineon Technologies AG	187,753	4,033,487
	KION Group AG	11,475	718,241
	Knorr-Bremse AG	3,245	353,975
	METRO AG	26,051	362,473
	MTU Aero Engines AG	7,289	2,207,582
	Nemetschek SE	8,547	579,759
	Puma SE	11,557	925,401
	Rational AG	402	301,471
	RTL Group SA	6,534	296,890
	Symrise AG	20,242	2,079,965
	Telefonica Deutschland Holding AG	91,135	275,838
	Thyssenkrupp AG	45,688	561,782
	United Internet AG	19,650	635,257
	Volkswagen AG	3,606	660,272
	Wirecard AG	12,917	1,894,680
TOTAL GERMANY			55,488,110
HONG KONG — (2.6%)
	AIA Group, Ltd.	193,000	1,912,427
	ASM Pacific Technology, Ltd.	47,600	641,398
	BOC Aviation, Ltd.	31,700	292,252
	BOC Hong Kong Holdings, Ltd.	351,500	1,161,912
#	Cathay Pacific Airways, Ltd.	102,000	128,633
	Chow Tai Fook Jewellery Group, Ltd.	139,200	125,465
	Galaxy Entertainment Group, Ltd.	271,000	1,773,582
	Hang Seng Bank, Ltd.	71,300	1,441,210
	HKT Trust & HKT, Ltd.	669,000	998,637
	Hong Kong & China Gas Co., Ltd.	279,000	533,916
	Hong Kong Exchanges & Clearing, Ltd.	105,279	3,459,197
	Melco International Development, Ltd.	34,000	73,428
	MGM China Holdings, Ltd.	116,000	161,974
	NagaCorp., Ltd.	202,000	284,931
	PCCW, Ltd.	529,000	311,567
#	Prada SpA	60,600	232,354
	Sands China, Ltd.	158,400	763,853
	Techtronic Industries Co., Ltd.	249,000	1,986,795
#	Vitasoy International Holdings, Ltd.	78,000	281,150
	WH Group, Ltd.	1,983,000	1,866,204
	Wynn Macau, Ltd.	153,600	318,821
	Xinyi Glass Holdings, Ltd.	254,000	318,334

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Yue Yuen Industrial Holdings, Ltd.	90,000	$250,246
TOTAL HONG KONG			19,318,286
IRELAND — (0.5%)
	CRH P.L.C., Sponsored ADR	18,723	703,798
	Kerry Group P.L.C., Class A	6,593	842,697
	Kingspan Group P.L.C.	15,167	935,436
	Smurfit Kappa Group P.L.C.	27,576	953,632
TOTAL IRELAND			3,435,563
ISRAEL — (0.4%)
	Bank Leumi Le-Israel BM	18,070	129,922
*	Bezeq The Israeli Telecommunication Corp., Ltd.	83,741	64,322
	Elbit Systems, Ltd.	1,780	271,810
	Elbit Systems, Ltd.	1,234	188,000
	Harel Insurance Investments & Financial Services, Ltd.	15,053	102,869
	Israel Chemicals, Ltd.	60,177	252,766
	Mizrahi Tefahot Bank, Ltd.	22,336	608,020
*	Nice, Ltd.	376	64,809
#*	Nice, Ltd., Sponsored ADR	3,637	626,655
	Oil Refineries, Ltd.	225,592	99,322
	Shapir Engineering and Industry, Ltd.	9,382	66,747
	Shufersal, Ltd.	12,102	75,530
	Strauss Group, Ltd.	2,965	87,038
*	Tower Semiconductor, Ltd.	700	15,526
*	Tower Semiconductor, Ltd.	11,032	247,758
TOTAL ISRAEL			2,901,094
ITALY — (2.0%)
	A2A SpA	20,520	40,992
	Atlantia SpA	57,043	1,399,729
	CNH Industrial NV	127,467	1,214,122
	DiaSorin SpA	2,620	322,121
	Enel SpA	268,165	2,337,410
#	Eni SpA	176,546	2,472,981
	Ferrari NV	1,191	200,983
#	Ferrari NV	7,841	1,323,718
	Fiat Chrysler Automobiles NV	178,621	2,326,934
	FinecoBank Banca Fineco SpA	61,048	714,297
	Hera SpA	28,114	127,874
	Moncler SpA	19,858	854,734
	Recordati SpA	13,029	557,519
	Snam SpA	270,728	1,451,010
TOTAL ITALY			15,344,424
JAPAN — (22.1%)
	Acom Co., Ltd.	9,200	43,094
	Advantest Corp.	34,500	1,799,891
	Aeon Co., Ltd.	60,300	1,233,344
	Ain Holdings, Inc.	4,100	250,616
	Air Water, Inc.	36,400	499,958
	Aisin Seiki Co., Ltd.	12,000	399,480
	Alps Alpine Co., Ltd.	42,700	766,586
	Asahi Group Holdings, Ltd.	39,800	1,845,049
	Asahi Intecc Co., Ltd.	31,800	876,174
	Astellas Pharma, Inc.	204,700	3,617,074
	Bandai Namco Holdings, Inc.	20,800	1,208,656

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Benefit One, Inc.	9,600	$167,824
	Bridgestone Corp.	63,900	2,263,275
	Brother Industries, Ltd.	48,000	926,993
	Calbee, Inc.	10,300	336,815
	Capcom Co., Ltd.	13,200	373,484
	Chugai Pharmaceutical Co., Ltd.	12,900	1,321,330
	Cosmos Pharmaceutical Corp.	2,100	461,203
#	CyberAgent, Inc.	13,300	529,995
	Daifuku Co., Ltd.	17,400	1,047,669
	Daiichikosho Co., Ltd.	7,400	359,473
	Daikin Industries, Ltd.	25,200	3,550,865
	Daio Paper Corp.	6,900	90,581
	Daito Trust Construction Co., Ltd.	13,900	1,637,372
	Daiwa House Industry Co., Ltd.	71,100	2,238,399
	Denka Co., Ltd.	12,300	332,279
	DIC Corp.	8,200	214,961
	DMG Mori Co., Ltd.	7,300	100,560
	en-japan, Inc.	5,300	210,567
	Fancl Corp.	7,800	203,623
	Fast Retailing Co., Ltd.	5,000	2,689,380
	FP Corp.	2,900	175,926
	Fuji Electric Co., Ltd.	23,000	673,486
	Fuji Kyuko Co., Ltd.	3,400	119,197
	Fujitsu, Ltd.	4,000	422,931
	Furukawa Electric Co., Ltd.	5,800	134,673
	Fuyo General Lease Co., Ltd.	400	24,950
	GMO internet, Inc.	12,800	245,372
	GMO Payment Gateway, Inc.	5,100	327,947
#	Goldwin, Inc.	2,400	145,625
*	GungHo Online Entertainment, Inc.	6,730	122,434
	Hakuhodo DY Holdings, Inc.	35,000	495,916
	Haseko Corp.	65,900	859,201
	Hikari Tsushin, Inc.	3,371	828,605
	Hino Motors, Ltd.	58,700	549,664
	HIS Co., Ltd.	2,000	45,948
	Hitachi Capital Corp.	11,000	297,744
	Hitachi Construction Machinery Co., Ltd.	22,200	594,914
	Hitachi Transport System, Ltd.	6,100	175,118
	Hoya Corp.	32,900	3,148,708
	IHI Corp.	33,000	781,556
	Infomart Corp.	30,200	238,893
	Isuzu Motors, Ltd.	88,700	869,034
	Ito En, Ltd.	8,600	417,614
	Iwatani Corp.	3,700	123,299
	Izumi Co., Ltd.	4,700	148,141
	Japan Airlines Co., Ltd.	1,800	50,635
	Japan Exchange Group, Inc.	99,200	1,777,805
	Japan Tobacco, Inc.	129,000	2,727,635
	JTEKT Corp.	34,000	360,535
	Justsystems Corp.	5,400	293,908
	JXTG Holdings, Inc.	57,200	243,282
	Kakaku.com, Inc.	17,800	465,014
	Kaken Pharmaceutical Co., Ltd.	2,600	137,102
	Kao Corp.	51,400	4,099,517
	Kawasaki Heavy Industries, Ltd.	28,100	553,984
	KDDI Corp.	217,300	6,566,600
	Kirin Holdings Co., Ltd.	31,500	691,819
	Kobe Bussan Co., Ltd.	8,900	340,683
	Koito Manufacturing Co., Ltd.	20,800	902,645

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Komatsu, Ltd.	109,200	$2,414,523
	Konami Holdings Corp.	13,600	526,693
	Kose Corp.	4,900	630,929
	Kotobuki Spirits Co., Ltd.	3,300	217,890
	Kusuri no Aoki Holdings Co., Ltd.	2,200	132,464
	Kyoritsu Maintenance Co., Ltd.	2,700	108,046
	Kyudenko Corp.	6,800	196,251
	Lasertec Corp.	12,500	611,952
	Lawson, Inc.	8,400	486,177
	M3, Inc.	32,000	931,368
	McDonald's Holdings Co. Japan, Ltd.	7,200	342,227
	MEIJI Holdings Co., Ltd.	21,200	1,491,925
	Minebea Mitsumi, Inc.	66,300	1,287,944
	Mitsubishi Chemical Holdings Corp.	126,000	910,598
	Mitsubishi UFJ Lease & Finance Co., Ltd.	85,500	535,538
	Mitsui Chemicals, Inc.	24,600	540,246
#	MonotaRO Co., Ltd.	17,000	407,791
	Morinaga & Co., Ltd.	5,500	264,022
	Morinaga Milk Industry Co., Ltd.	6,000	229,441
	Murata Manufacturing Co., Ltd.	49,100	2,779,786
	NET One Systems Co., Ltd.	10,130	167,020
	Nichirei Corp.	14,600	352,945
	Nifco, Inc.	14,300	374,737
	Nihon M&A Center, Inc.	19,200	549,262
	Nihon Unisys, Ltd.	11,300	344,590
	Nippon Express Co., Ltd.	15,400	802,479
	Nippon Suisan Kaisha, Ltd.	25,400	138,516
	Nipro Corp.	19,600	223,150
	Nissan Chemical Corp.	21,100	871,934
	Nissan Motor Co., Ltd.	44,400	240,928
	Nitori Holdings Co., Ltd.	4,000	621,604
	Noevir Holdings Co., Ltd.	1,600	72,868
	Nomura Research Institute, Ltd.	27,600	607,357
	NSK, Ltd.	27,900	232,719
	NTT Data Corp.	61,100	858,284
	NTT DOCOMO, Inc.	148,700	4,224,921
	Olympus Corp.	101,100	1,633,497
	Open House Co., Ltd.	10,000	265,834
	Oracle Corp.	4,700	406,821
	OSG Corp.	8,300	139,717
	Otsuka Corp.	17,100	666,812
#	Pan Pacific International Holdings Corp.	63,200	1,019,844
	Panasonic Corp.	281,700	2,799,539
	Park24 Co., Ltd.	17,100	429,427
*	PeptiDream, Inc.	12,500	591,720
	Persol Holdings Co., Ltd.	28,700	513,104
	Pigeon Corp.	16,000	564,674
	Pilot Corp.	3,000	117,118
	Pola Orbis Holdings, Inc.	10,600	229,646
*	Rakuten, Inc.	105,200	811,560
	Recruit Holdings Co., Ltd.	121,000	4,716,129
	Relo Group, Inc.	14,000	373,854
*	Renesas Electronics Corp.	129,600	815,355
#	Ryohin Keikaku Co., Ltd.	45,800	765,712
	Sankyu, Inc.	9,200	453,616
	Sanwa Holdings Corp.	29,300	308,209
	Sapporo Holdings, Ltd.	7,100	171,666
	SCREEN Holdings Co., Ltd.	3,800	197,366
	SCSK Corp.	7,700	412,693

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seibu Holdings, Inc.	46,100	$718,586
	Seiko Epson Corp.	52,600	769,126
	Sekisui Chemical Co., Ltd.	73,000	1,215,846
	Seria Co., Ltd.	4,000	110,077
	Seven & I Holdings Co., Ltd.	86,500	3,316,697
	Seven Bank, Ltd.	101,700	304,140
	Sharp Corp.	40,800	553,458
#	Shionogi & Co., Ltd.	18,600	1,106,218
	Ship Healthcare Holdings, Inc.	4,600	206,249
	Shiseido Co., Ltd.	33,600	2,163,188
	Showa Denko K.K.	30,200	722,162
	Skylark Holdings Co., Ltd.	31,600	578,729
	SMS Co., Ltd.	12,000	297,221
	Softbank Corp.	135,500	1,858,937
#	SoftBank Group Corp.	201,100	8,119,323
	Sony Corp.	150,500	10,523,989
	Stanley Electric Co., Ltd.	8,000	206,040
	SUMCO Corp.	57,000	871,607
	Sumitomo Rubber Industries, Ltd.	34,503	379,095
	Sundrug Co., Ltd.	11,000	372,769
	Sushiro Global Holdings, Ltd.	4,100	344,063
	Suzuki Motor Corp.	41,700	1,908,015
	Sysmex Corp.	12,100	865,637
	Taiheiyo Cement Corp.	21,800	586,744
	Taisei Corp.	44,400	1,772,614
	Taiyo Nippon Sanso Corp.	21,400	469,065
	Taiyo Yuden Co., Ltd.	25,700	741,057
	TDK Corp.	16,800	1,778,709
	TechnoPro Holdings, Inc.	5,200	344,326
	Teijin, Ltd.	35,000	625,758
	Terumo Corp.	48,600	1,749,394
	Toei Animation Co., Ltd.	900	43,129
#	Tokai Carbon Co., Ltd.	31,600	285,594
	Tokyo Century Corp.	8,800	447,651
	Tokyo Electron, Ltd.	16,300	3,585,120
	Toshiba TEC Corp.	4,700	184,047
	Tosoh Corp.	47,800	674,215
	Toyo Tire Corp	19,000	237,506
	Toyota Boshoku Corp.	12,500	180,465
*	Trend Micro, Inc.	23,200	1,212,209
	Tsuruha Holdings, Inc.	5,600	685,450
	Ube Industries, Ltd.	18,300	367,300
	Ulvac, Inc.	2,200	79,362
	Unicharm Corp.	31,300	1,071,200
	USS Co., Ltd.	27,700	502,744
	Welcia Holdings Co., Ltd.	7,200	395,378
#	Workman Co., Ltd.	2,200	177,285
	Yamaha Motor Co., Ltd.	57,700	1,070,775
	Yaoko Co., Ltd.	2,000	102,328
	Yaskawa Electric Corp.	35,600	1,218,650
	Yokohama Rubber Co., Ltd. (The)	22,500	382,437
	Z Holdings Corp.	171,000	679,201
	Zenkoku Hosho Co., Ltd.	8,100	346,549
	Zensho Holdings Co., Ltd.	11,300	239,286
	ZOZO, Inc.	27,700	461,364
TOTAL JAPAN			167,115,752
NETHERLANDS — (3.3%)
	ASML Holding NV	9,811	2,753,330

International High Relative Profitability Portfolio
CONTINUED
	Shares	Value»
NETHERLANDS — (Continued)
ASML Holding NV	2,890	$811,107
Coca-Cola European Partners P.L.C.	4,554	243,311
GrandVision NV	6,983	213,933
Heineken NV	20,557	2,236,745
Koninklijke Ahold Delhaize NV	223,125	5,475,810
Koninklijke KPN NV	644,799	1,806,621
* OCI NV	5,175	89,146
Randstad NV	18,545	1,065,151
# Unilever NV	82,174	4,789,101
Unilever NV	27,631	1,612,329
Wolters Kluwer NV	48,661	3,656,460
TOTAL NETHERLANDS		24,753,044
NEW ZEALAND — (0.2%)
* a2 Milk Co., Ltd.	57,497	550,886
Air New Zealand, Ltd.	40,841	74,180
Fisher & Paykel Healthcare Corp., Ltd.	2,889	43,216
Spark New Zealand, Ltd.	322,373	965,547
Z Energy, Ltd.	2,056	5,888
TOTAL NEW ZEALAND		1,639,717
NORWAY — (0.7%)
Aker BP ASA	11,941	336,346
Bakkafrost P/F	1,268	90,218
Equinor ASA	133,109	2,402,294
Mowi ASA	6,167	147,094
Salmar ASA	8,941	437,315
Telenor ASA	67,453	1,218,946
TGS NOPEC Geophysical Co. ASA	5,506	139,950
Tomra Systems ASA	5,500	161,892
TOTAL NORWAY		4,934,055
PORTUGAL — (0.1%)
Jeronimo Martins SGPS SA	37,870	651,663
SINGAPORE — (1.0%)
Dairy Farm International Holdings, Ltd.	33,000	169,531
DBS Group Holdings, Ltd.	124,800	2,298,946
Genting Singapore, Ltd.	899,900	563,193
Jardine Cycle & Carriage, Ltd.	13,100	278,537
SATS, Ltd.	68,500	228,003
Sembcorp Industries, Ltd.	18,000	27,750
Singapore Airlines, Ltd.	84,900	529,269
Singapore Exchange, Ltd.	89,900	570,359
Singapore Technologies Engineering, Ltd.	172,200	515,772
Singapore Telecommunications, Ltd.	519,000	1,248,849
Singapore Telecommunications, Ltd.	78,400	188,600
United Overseas Bank, Ltd.	36,400	678,937
Venture Corp., Ltd.	6,600	77,936
Yangzijiang Shipbuilding Holdings Ltd.	50,800	34,871
TOTAL SINGAPORE		7,410,553
SPAIN — (2.4%)
Acciona SA	3,342	379,338
ACS Actividades de Construccion y Servicios SA	49,964	1,661,166
Aena SME SA	12,573	2,327,012
Amadeus IT Group SA	32,685	2,562,702

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Cellnex Telecom SA	20,124	$1,000,870
	Enagas SA	31,498	848,676
	Endesa SA	53,760	1,476,093
	Fomento de Construcciones y Contratas SA	2,605	32,425
	Grifols SA	20,099	675,029
	Industria de Diseno Textil SA	103,336	3,474,887
	Naturgy Energy Group SA	14,393	379,612
	Telefonica SA	495,017	3,348,149
TOTAL SPAIN			18,165,959
SWEDEN — (2.2%)
	Atlas Copco AB, Class A	51,140	1,810,050
	Atlas Copco AB, Class B	30,492	947,795
	Axfood AB	12,307	255,185
	Beijer Ref AB	7,714	232,038
	Boliden AB	35,724	848,095
	Electrolux AB, Class B	38,883	922,422
#	Elekta AB, Class B	20,553	235,411
	Epiroc AB, Class A	52,775	610,528
	Epiroc AB, Class B	31,157	352,127
	Essity AB, Class B	19,261	611,458
#	Hennes & Mauritz AB, Class B	66,850	1,466,675
	Indutrade AB	13,533	487,426
	Lifco AB, Class B	2,376	140,125
	Loomis AB, Class B	12,383	448,406
#	Millicom International Cellular SA	10,013	472,852
	Sandvik AB	87,511	1,597,223
	Securitas AB, Class B	33,295	524,042
	SKF AB, Class A	1,490	27,263
	SKF AB, Class B	67,198	1,230,034
	Sweco AB, Class B	10,317	398,398
*	Swedish Orphan Biovitrum AB	9,888	175,993
	Volvo AB, Class A	22,377	382,775
	Volvo AB, Class B	159,371	2,724,245
TOTAL SWEDEN			16,900,566
SWITZERLAND — (8.6%)
	Barry Callebaut AG	12	26,505
	EMS-Chemie Holding AG	1,286	841,483
	Geberit AG	5,403	2,851,333
	Givaudan SA	1,733	5,717,984
	Kuehne + Nagel International AG	9,370	1,514,396
	Logitech International SA	914	40,792
	Nestle SA	98,099	10,819,594
	Partners Group Holding AG	2,776	2,541,300
	Roche Holding AG	2,902	961,993
	Roche Holding AG	73,397	24,622,370
	Schindler Holding AG	4,094	1,017,861
	SGS SA	766	2,215,787
	Sika AG	18,454	3,318,498
	Sonova Holding AG	9,775	2,451,290
	Straumann Holding AG	1,217	1,159,962
#	Swisscom AG	5,968	3,274,422
	Temenos AG	9,487	1,526,158
TOTAL SWITZERLAND			64,901,728
UNITED KINGDOM — (14.9%)
	Admiral Group P.L.C.	32,965	981,417

International High Relative Profitability Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Anglo American P.L.C.	58,599	$1,529,088
Ashtead Group P.L.C.	97,849	3,158,360
AstraZeneca P.L.C., Sponsored ADR	197,649	9,625,506
AstraZeneca P.L.C.	28,081	2,747,095
Auto Trader Group P.L.C.	111,196	820,491
BAE Systems P.L.C.	380,128	3,159,987
Berkeley Group Holdings P.L.C.	617	42,614
BHP Group P.L.C., ADR	9,226	400,685
BHP Group P.L.C.	171,304	3,728,705
BT Group P.L.C.	1,778,115	3,773,406
Bunzl P.L.C.	31,970	828,031
Burberry Group P.L.C.	66,467	1,704,241
Burford Capital, Ltd.	13,194	109,590
Centrica P.L.C.	764,759	857,192
Coca-Cola HBC AG	25,381	932,299
Compass Group P.L.C.	142,363	3,519,523
Croda International P.L.C.	20,449	1,342,858
Diageo P.L.C., Sponsored ADR	47,792	7,548,746
Evraz P.L.C.	83,424	387,323
Experian P.L.C.	150,867	5,251,373
Ferguson P.L.C.	39,071	3,508,665
G4S P.L.C.	34,399	88,525
GlaxoSmithKline P.L.C., Sponsored ADR	244,367	11,436,376
GlaxoSmithKline P.L.C.	14,845	348,552
Halma P.L.C.	12,630	350,564
Hargreaves Lansdown P.L.C.	35,180	798,569
Hikma Pharmaceuticals P.L.C.	11,798	284,891
HomeServe P.L.C.	46,197	780,652
Howden Joinery Group P.L.C.	14,652	132,921
Imperial Brands P.L.C.	203,665	5,222,424
International Consolidated Airlines Group SA	65,315	489,461
Intertek Group P.L.C.	26,605	2,018,735
ITV P.L.C.	654,429	1,165,937
IWG P.L.C.	37,202	216,563
JD Sports Fashion P.L.C.	65,264	705,779
Mondi P.L.C.	89,693	1,824,962
Next P.L.C.	17,390	1,580,393
Persimmon P.L.C.	52,030	2,094,629
RELX P.L.C., Sponsored ADR	89,683	2,380,187
RELX P.L.C.	8,501	225,547
RELX P.L.C.	28,850	763,687
Rentokil Initial P.L.C.	317,631	1,956,150
Rightmove P.L.C.	75,350	653,024
Rio Tinto P.L.C.	8,041	429,986
Rio Tinto P.L.C., Sponsored ADR	98,798	5,278,777
Rolls-Royce Holdings P.L.C.	149,212	1,314,309
Sage Group P.L.C. (The)	163,894	1,595,612
Smith & Nephew P.L.C.	2,751	66,191
Spirax-Sarco Engineering P.L.C.	12,569	1,476,542
SSE P.L.C.	215,993	4,299,508
St James's Place P.L.C.	98,018	1,474,160
Unilever P.L.C., Sponsored ADR	92,648	5,537,571
TOTAL UNITED KINGDOM		112,948,379
UNITED STATES — (0.1%)
Ovintiv, Inc.	40,999	640,808

International High Relative Profitability Portfolio
CONTINUED
	Shares	Value»
UNITED STATES — (Continued)
Ovintiv, Inc.	3	$47
TOTAL UNITED STATES		640,855
TOTAL COMMON STOCKS		732,182,649
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Bayerische Motoren Werke AG	4,642	258,750
Fuchs Petrolub SE	5,550	245,968
Sartorius AG	4,571	1,063,735
Volkswagen AG	20,219	3,627,545
TOTAL GERMANY		5,195,998
TOTAL INVESTMENT SECURITIES (Cost $686,207,188)		737,378,647

			Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	1,574,180	18,216,409
TOTAL INVESTMENTS — (100.0%)
(Cost $704,421,038)^^			$755,595,056
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,364,177	$45,835,972	—	$47,200,149
Austria	—	935,609	—	935,609
Belgium	—	5,935,445	—	5,935,445
Canada	64,472,674	—	—	64,472,674
Denmark	—	14,069,570	—	14,069,570
Finland	—	7,027,166	—	7,027,166
France	269,003	75,723,285	—	75,992,288
Germany	—	55,488,110	—	55,488,110
Hong Kong	—	19,318,286	—	19,318,286
Ireland	703,798	2,731,765	—	3,435,563
Israel	830,181	2,070,913	—	2,901,094
Italy	1,323,718	14,020,706	—	15,344,424
Japan	—	167,115,752	—	167,115,752
Netherlands	5,600,208	19,152,836	—	24,753,044
New Zealand	—	1,639,717	—	1,639,717
Norway	—	4,934,055	—	4,934,055
Portugal	—	651,663	—	651,663
Singapore	—	7,410,553	—	7,410,553
Spain	—	18,165,959	—	18,165,959
Sweden	—	16,900,566	—	16,900,566
Switzerland	40,792	64,860,936	—	64,901,728
United Kingdom	42,207,848	70,740,531	—	112,948,379
United States	640,855	—	—	640,855
Preferred Stocks
Germany	—	5,195,998	—	5,195,998
Securities Lending Collateral	—	18,216,409	—	18,216,409
TOTAL	$117,453,254	$638,141,802	—	$755,595,056

International High Relative Profitability Portfolio
CONTINUED

VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	820,269	$20,957,864
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	679,694	16,836,022
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	765,302	10,186,173
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group Inc.	553,658	9,334,675
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	261,016	5,337,779
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	198,465	5,209,704
Investment in VA International Small Portfolio of DFA Investment Dimensions Group Inc.	261,556	3,149,138
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	201,800	2,338,857
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	50,287	2,086,422
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $70,973,475)^^		$75,436,634
Summary of the Portfolio’s investments as of January 31, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$75,436,634	—	—	$75,436,634
TOTAL	$75,436,634	—	—	$75,436,634

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	100	$104,110
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,150	1,197,265
City of Bemidji (GO) (AGM) Series A
5.000%, 02/01/20	230	230,000
5.000%, 02/01/21	575	598,046
City of Brainerd (GO) (MN CRED PROG) Series A
5.000%, 10/01/21	570	608,475
City of Cambridge (GO) Series
3.000%, 02/01/23	375	397,811
City of Chaska (GO) Series
5.000%, 02/01/21	385	400,824
City of Chaska (GO) Series B
5.000%, 02/01/23	180	201,150
City of Circle Pines (GO) Series
3.000%, 02/01/21	215	219,470
City of Duluth (GO) Series A
3.000%, 02/01/20	240	240,000
City of East Grand Forks (GO) Series A
3.000%, 02/01/21	200	204,058
City of Hopkins (GO) Series D
3.000%, 02/01/22	130	135,403
City of Kasson (GO)
4.000%, 02/01/23	320	348,387
City of Kasson (GO) Series
2.000%, 02/01/20	160	160,000
City of Lakeville (GO) Series
5.000%, 02/01/24	710	823,678
City of Lakeville (GO) Series A
5.000%, 02/01/20	470	470,000
City of Marshall (GO) Series
5.000%, 02/01/21	110	114,409
City of Minneapolis (GO)
2.000%, 12/01/20	520	525,075
4.000%, 12/01/20	780	800,413
3.000%, 12/01/27	5,000	5,435,100
City of Minnetonka
4.000%, 02/01/22	415	439,776
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of Minnetonka (GO) Series A
4.000%, 02/01/21	545	$560,985
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	818,594
City of Richfield (GO) Series A
3.000%, 02/01/24	255	274,525
City of Rochester (GO) Series A
5.000%, 02/01/20	1,000	1,000,000
5.000%, 02/01/22	195	211,000
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	476,231
City of Saint Cloud (GO) Series B
5.000%, 02/01/20	275	275,000
City of Saint Cloud (RB) Series A
¤ 5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20)	300	303,063
City of Saint Francis (GO) Series A
3.000%, 02/01/20	285	285,000
City of Saint Paul (GO) Series A
5.000%, 09/01/21	610	649,717
City of Saint Paul (GO) Series B
5.000%, 11/01/20	835	860,685
City of Savage (GO) Series
3.000%, 02/01/22	325	331,562
City of Shoreview (GO) Series A
3.000%, 02/01/21	290	296,029
City of State Paul (GO) Series D
5.000%, 03/01/20	500	501,555
City of State Paul (GO) Series H
5.000%, 11/01/21	285	305,503
City of Waconia (GO) Series
3.000%, 02/01/23	450	476,960
3.000%, 02/01/26	820	908,445
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	243,361

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of Woodbury (GO) Series A
2.000%, 02/01/20	135	$135,000
2.000%, 02/01/22	145	148,294
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 04/01/22	910	989,188
Cook County (GO) Series
3.000%, 02/01/21	180	183,742
County of Itasca (GO) Series A
5.000%, 02/01/24	545	628,783
County of Olmsted (GO) Series
4.000%, 02/01/27	445	508,003
County of Olmsted (GO) Series A
5.000%, 02/01/24	675	783,938
County of Rice (GO)
3.000%, 02/01/20	220	220,000
County of Sherburne (GO) Series A
3.000%, 02/01/24	1,360	1,458,614
County of Swift (GO) Series A
3.000%, 02/01/23	215	227,881
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,319,901
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	629,937
Hastings Independent School District No. 200 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	740	770,414
Hennepin County (GO) Series
5.000%, 12/01/20	400	413,680
5.000%, 12/01/22	2,125	2,371,096
Hennepin County (GO) Series B
5.000%, 12/01/21	2,000	2,148,460
Houston County (GO) Series A
5.000%, 02/01/22	375	405,315
Itasca County (GO) Series A
5.000%, 02/01/23	865	965,279
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/20	345	345,000
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Luverne Independent School District No. 2184 (GO) (SD CRED PROG) Series A
4.000%, 02/01/21	510	$525,932
Mahtomedi Independent School District No. 832 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	175	182,193
Metropolitan Council (GO)
5.000%, 03/01/20	1,000	1,003,120
Metropolitan Council (GO) Series
5.000%, 03/01/21	350	365,624
Metropolitan Council (GO) Series A
5.000%, 03/01/23	650	731,828
Metropolitan Council (GO) Series C
5.000%, 03/01/23	400	450,356
5.000%, 03/01/26	1,550	1,923,813
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	896,659
4.000%, 02/01/24	830	925,583
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series
5.000%, 02/01/24	1,200	1,393,152
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	750	811,072
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	400	432,572
Minnesota Higher Education Facilities Authority (RB) Series 7-K2-HA
¤ 6.000%, 10/01/40 (Pre-refunded @ $100, 10/1/21)	450	487,373
Minnesota Public Facilities Authority (RB) Series
¤ 3.250%, 03/01/24 (Pre-refunded @ $100, 3/1/20)	770	771,363
Minnesota State (GO) Series A
5.000%, 08/01/20	2,585	2,637,656
5.000%, 08/01/20	2,000	2,040,740
5.000%, 08/01/20	1,000	1,020,370
5.000%, 08/01/20	1,000	1,020,370

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 10/01/20	505	$518,756
¤ 5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)	250	255,043
Minnesota State (GO) Series B
5.000%, 08/01/23	1,340	1,531,164
Minnesota State (GO) Series D
5.000%, 08/01/20	1,975	2,015,231
5.000%, 08/01/22	1,820	2,006,277
Minnesota State (GO) (ETM) Series D
5.000%, 08/01/20	25	25,504
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	671,844
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	1,490	1,624,025
4.000%, 02/01/24	300	335,298
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	159,033
New Prague Independent School District No. 721 (GO) (SD CRED PROG) Series A
4.000%, 02/01/20	605	605,000
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/20	300	300,000
North St Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	255	275,288
3.000%, 02/01/24	255	275,046
Northern Municipal Power Agency (RB)
5.000%, 01/01/21	1,000	1,036,720
5.000%, 01/01/23	740	824,116
Olmsted County (GO) Series A
4.000%, 02/01/20	545	545,000
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/20	780	$780,000
5.000%, 02/01/21	350	364,385
Pine City Independent School District No. 578 (GO) (SD CRED PROG) Series A
2.000%, 02/01/21	300	303,459
Robbinsdale Independent School District No. 281 (GO) (SD CRED PROG) Series A
5.000%, 02/01/20	250	250,000
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series
4.000%, 02/01/21	1,500	1,546,410
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
5.000%, 02/01/20	205	205,000
5.000%, 02/01/22	210	227,044
Rosemount-Apple Valley-Eagan Independent School District No 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	765	796,441
Shakopee Independent School District No 720 (GO) Series A
5.000%, 02/01/20	125	125,000
St Louis County Independent School District No. 2142 (GO) (SD CRED PROG) Series A
3.000%, 02/01/20	600	600,000
Three Rivers Park District (GO) Series C
5.000%, 02/01/21	1,060	1,103,566
Washington County (GO) Series
5.000%, 02/01/21	1,000	1,041,100
Washington County (GO) Series A
5.000%, 02/01/21	310	322,741
Watertown-Mayer Independent School District No. 111 (GO) (SD CRED PROG) Series B
4.000%, 02/01/20	500	500,000

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Westonka Independent School District No. 277 (GO) (SD CRED PROG) Series A
2.000%, 02/01/20	500	$500,000
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	350	363,958
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Wright County (GO) Series A
5.000%, 12/01/21	515	$553,810
TOTAL MUNICIPAL BONDS Cost ($76,413,106)		77,290,225
TOTAL INVESTMENTS — (100.0%)
(Cost $76,413,106)^^		$77,290,225

Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$77,290,225	—	$77,290,225
TOTAL	—	$77,290,225	—	$77,290,225

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	$281,870
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	307,239
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	114,713
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)	500	535,125
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)	1,320	1,412,730
Anaheim Union High School District (GO)
5.000%, 08/01/20	100	102,132
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,485	1,621,872
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	285,468
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	906,127
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	154,995
Burbank Unified School District (GO)
5.000%, 08/01/24	565	672,051
Cajon Valley Union School District (GO)
5.000%, 08/01/24	305	362,489
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	100	131,944
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)	1,250	$1,374,100
California State (GO)
5.000%, 09/01/21	500	532,720
5.000%, 04/01/22	2,000	2,178,540
5.000%, 12/01/22	500	558,205
5.000%, 08/01/23	585	668,889
5.000%, 10/01/25	1,700	2,089,181
5.000%, 08/01/26	2,380	2,994,659
5.000%, 08/01/26	2,540	3,195,980
4.000%, 11/01/26	1,735	2,083,839
3.500%, 08/01/27	2,835	3,349,326
5.000%, 08/01/27	4,200	5,415,942
5.000%, 11/01/27	200	259,384
5.000%, 08/01/28	730	963,490
California State (GO) Series B
5.000%, 09/01/26	3,215	4,053,954
California State (GO) (AMBAC)
5.000%, 02/01/27	625	796,375
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 6/1/23)	3,500	3,885,035
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	933,356
California State Department of Water Resources Power Supply Revenue (RB) Series L
5.000%, 05/01/20	325	328,341
¤ 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20)	1,000	1,010,350
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/21	1,000	1,052,670
5.000%, 05/01/22	1,675	1,832,969

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series C-1
¤ 5.000%, 03/01/22 (Pre-refunded @ $100, 3/1/20)	310	$311,008
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	1,038,944
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	1,388,962
California State University (RB) Series A
5.000%, 11/01/20	570	588,177
5.000%, 11/01/21	250	268,665
5.000%, 11/01/23	375	434,205
5.000%, 11/01/23	1,935	2,240,498
Camrosa Water District Financing Authority (RB) Series A
4.000%, 01/15/22	205	218,266
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	394,320
City & County of San Francisco (GO) Series
5.000%, 06/15/21	1,195	1,265,457
5.000%, 06/15/22	200	220,326
5.000%, 06/15/24	800	948,080
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	250	264,740
City of Grover Beach (GO)
5.000%, 09/01/22	390	432,923
5.000%, 09/01/26	345	438,561
5.000%, 09/01/27	445	580,227
City of Long Beach CA Harbor Revenue (RB) Series A
5.000%, 12/15/20	2,000	2,072,340
City of Los Angeles (RN)
5.000%, 06/25/20	4,410	4,481,530
City of Los Angeles CA Solid Waste Resources Revenue (RB) Series A
5.500%, 02/01/20	2,000	2,000,000
City of Pacifica COP
5.000%, 01/01/24	250	291,198
City of Pasadena Electric Revenue (RB) Series A
4.000%, 06/01/22	1,175	1,263,994
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	327,509
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	645	$746,833
5.000%, 11/01/24	1,000	1,199,310
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	220	273,022
5.000%, 11/01/26	150	191,634
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	330	352,457
Cloverdale Unified School District (GO) (AGM) Series A
¤ 5.250%, 08/01/32 (Pre-refunded @ $100, 8/1/21)	235	250,912
Conejo Valley Unified School District (GO) Series
4.000%, 08/01/27	525	646,401
Contra Costa Transportation Authority (RB) Series
¤ 5.000%, 03/01/23 (Pre-refunded @ $100, 3/1/20)	225	225,731
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	3,225,832
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	576,260
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	428,374
Dixie School District (GO)
5.000%, 08/01/21	500	532,235
Dublin-San Ramon Services District Water Revenue (RB)
¤ 5.500%, 08/01/34 (Pre-refunded @ $100, 2/1/21)	1,425	1,493,500
El Monte Union High School District (GO)
5.000%, 06/01/24	250	296,105
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	475,168
Emery Unified School District (GO)
5.000%, 08/01/27	600	777,216

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	$884,540
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	1,000	1,146,750
Grossmont Union High School District (GO)
5.000%, 08/01/21	200	212,894
Grossmont Union High School District (GO) Series B
¤ 5.500%, 08/01/45 (Pre-refunded @ $102, 8/1/20)	2,000	2,086,900
Kern High School District (GO) Series E
4.000%, 08/01/24	200	229,354
Lodi Unified School District (GO)
4.000%, 08/01/21	1,260	1,321,400
Los Angeles Community College District Series B-1
5.000%, 08/01/21	3,000	3,191,550
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	398,354
5.000%, 06/01/26	530	668,823
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/21	1,000	1,060,440
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	1,000	1,061,170
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,764,816
5.000%, 07/01/24	600	712,176
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	570	700,068
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	250	295,903
5.000%, 07/01/25	1,000	1,224,020
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/21	365	387,327
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	335	$422,750
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/26	400	504,776
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,296,100
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	1,425	1,682,569
5.000%, 07/01/26	1,085	1,362,261
5.000%, 07/01/27	480	617,755
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	175	225,223
Los County Angeles
5.000%, 06/30/20	975	991,409
Los Rios Community College District (GO) Series F
2.000%, 08/01/20	200	201,324
Mesa Water District COP
¤ 5.000%, 03/15/22 (Pre-refunded @ $100, 3/15/20)	500	502,440
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	485,297
5.000%, 12/01/26	265	337,878
5.000%, 12/01/27	385	502,279
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	24,522
5.000%, 08/01/26	280	353,522
5.000%, 08/01/27	130	168,071
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	143,035
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,226,555
5.000%, 11/01/23	750	867,203
5.000%, 11/01/24	425	508,389
Napa Valley Community College District (GO) Series A
5.000%, 08/01/21	250	266,118

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
New Haven Unified School District (GO)
5.000%, 08/01/26	150	$188,739
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	329,756
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	140,416
Novato Sanitary District (RB)
5.000%, 02/01/22	340	369,097
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	216,324
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	444,792
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	750	882,277
¤ 6.625%, 08/01/38 (Pre-refunded @ $100, 8/1/21)	800	870,216
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	242,824
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/24	510	599,949
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,311,607
Ontario Montclair School District (GO) (AGM) Series B
5.000%, 08/01/21	160	170,315
Otay Water District (RB)
5.000%, 09/01/22	740	821,037
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	238,799
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	260	323,159
Palomar Community College District (GO)
5.000%, 05/01/23	200	227,762
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	666,656
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	$1,269,820
Peralta Community College District (GO) Series A
5.000%, 08/01/21	585	621,990
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	235,775
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	292,518
Reed Union School District (GO)
4.000%, 08/01/26	250	302,340
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	601,926
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	297,385
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	496,526
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	350	401,793
San Carlos CA School District (GO)
5.000%, 10/01/20	500	514,260
San Diego Community College District (GO)
5.000%, 08/01/23	500	574,870
5.000%, 08/01/26	1,660	2,107,901
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,107,903
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
¤ 5.250%, 05/15/26 (Pre-refunded @ $100, 5/15/20)	2,170	2,197,602
San Diego Unified School District (RN) Series A
5.000%, 06/30/20	2,000	2,033,500
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	624,948

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	200	$252,388
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	605	717,246
San Francisco Community College District (GO)
5.000%, 06/15/24	1,315	1,557,170
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	1,300	1,360,424
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	650	797,154
5.000%, 06/15/26	880	1,114,159
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	230	281,591
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	140	149,026
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	386,528
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	100	134,180
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	100	130,041
Santa Clara County Financing Authority (RB) Series A
5.000%, 11/15/22	2,000	2,238,020
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	400	506,752
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,100	1,399,992
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santee School District (GO)
5.000%, 08/01/24	290	$345,088
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	172,088
4.000%, 08/01/25	250	294,593
5.000%, 08/01/26	250	317,635
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	250	294,298
Sylvan Union School District (GO)
5.000%, 08/01/26	620	787,288
Sylvan Union School District (GO) Series
5.000%, 08/01/25	380	467,765
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	126,619
Tahoe-Truckee Unified School District (GO) Series C
2.000%, 08/01/20	1,190	1,197,878
University of California (RB) Series AF
5.000%, 05/15/22	750	823,560
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	4,815,410
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	175,100
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	286,832
TOTAL MUNICIPAL BONDS Cost ($147,078,845)		152,496,548
TOTAL INVESTMENTS — (100.0%)
(Cost $147,078,845)^^		$152,496,548

As of January 31, 2020, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	$(282,151)	$(282,151)
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	(210,782)	(210,782)

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	$(219,315)	$(219,315)
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	(233,890)	(233,890)
Bank of America Corp.	2.062%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	(56,561)	(56,561)
Bank of America Corp.	2.060%	Fixed	CPI	Maturity	USD	11,000,000	11/06/21	—	—	(80,380)	(80,380)
Bank of America Corp.	2.058%	Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	(157,010)	(157,010)
Bank of America Corp.	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	(84,337)	(84,337)
Bank of America Corp.	1.495%	Fixed	CPI	Maturity	USD	5,000,000	01/28/22	—	—	(7,206)	(7,206)
Citibank, N.A.	2.312%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	(231,726)	(231,726)
Citibank, N.A.	2.289%	Fixed	CPI	Maturity	USD	12,000,000	07/26/23	—	—	(384,016)	(384,016)
Citibank, N.A.	2.260%	Fixed	CPI	Maturity	USD	10,000,000	08/08/22	—	—	(258,277)	(258,277)
Citibank, N.A.	2.225%	Fixed	CPI	Maturity	USD	6,000,000	03/26/23	—	—	(159,416)	(159,416)
Citibank, N.A.	2.160%	Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	(137,813)	(137,813)
Citibank, N.A.	2.143%	Fixed	CPI	Maturity	USD	8,000,000	01/18/22	—	—	(119,914)	(119,914)
Citibank, N.A.	2.054%	Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	(106,150)	(106,150)
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	(95,836)	(95,836)
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	(24,716)	(24,716)
Citibank, N.A.	1.676%	Fixed	CPI	Maturity	USD	10,000,000	01/14/22	—	—	(46,482)	(46,482)
Citibank, N.A.	1.648%	Fixed	CPI	Maturity	USD	5,000,000	11/27/22	—	—	(1,941)	(1,941)
Total (Depreciation)										$(2,897,919)	$(2,897,919)
Total Appreciation (Depreciation)										$(2,897,919)	$(2,897,919)
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$152,496,548	—	$152,496,548
Swap Agreements**	—	(2,897,919)	—	(2,897,919)
TOTAL	—	$149,598,629	—	$149,598,629
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (4.4%)
Federal Farm Credit Bank
4.670%, 05/07/20		19	$19,158
5.350%, 08/07/20		23	23,450
3.650%, 12/21/20		152	154,811
5.250%, 03/02/21		21	21,880
5.220%, 02/22/22		17	18,303
5.210%, 12/19/22		73	80,687
4.800%, 02/13/23		7	7,696
5.250%, 03/06/23		21	23,415
5.220%, 05/15/23		166	186,043
2.630%, 08/03/26		67	71,299
5.770%, 01/05/27		22	28,016
Federal Home Loan Bank
3.000%, 03/18/20		65	65,107
2.875%, 09/11/20		50	50,382
4.625%, 09/11/20		90	91,678
3.125%, 12/11/20		20	20,277
5.250%, 12/11/20		25	25,771
5.000%, 03/12/21		20	20,782
3.625%, 06/11/21		35	36,032
5.000%, 12/10/21		155	165,147
2.250%, 03/11/22		35	35,620
5.250%, 06/10/22		30	32,680
5.750%, 06/10/22		65	71,580
5.250%, 12/09/22		50	55,407
4.750%, 03/10/23		170	187,306
2.875%, 06/14/24		55	58,389
5.375%, 08/15/24		65	76,192
4.375%, 03/13/26		70	81,696
3.250%, 11/16/28		6,000	6,765,883
Federal National Mortgage Association
1.500%, 06/22/20		53	52,981
1.250%, 05/06/21		58	57,917
7.125%, 01/15/30		75	111,765
2.500%, 02/01/35		14,000	14,248,828
3.000%, 02/01/35		7,300	7,519,285
3.000%, 02/01/50		21,600	22,087,687
3.500%, 02/01/50		5,200	5,368,187
4.000%, 02/01/50		16,000	16,712,174
Government National Mortgage Association
3.500%, 02/01/50		9,100	9,387,219
TOTAL AGENCY OBLIGATIONS			84,020,730
BONDS — (90.1%)
AUSTRALIA — (2.2%)
Australia & New Zealand Banking Group, Ltd.
0.750%, 09/29/26	EUR	3,000	3,486,333
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		13	$13,312
BHP Billiton Finance, Ltd.
	3.250%, 09/24/27	EUR	1,800	2,442,041
Commonwealth Bank of Australia
	5.000%, 03/19/20		9	9,037
Ω	2.850%, 05/18/26		266	276,482
Ω	3.150%, 09/19/27		10	10,700
FMG Resources August 2006 Pty, Ltd.
#Ω	5.125%, 05/15/24		2,690	2,848,037
Ω	4.500%, 09/15/27		1,000	1,013,750
Macquarie Bank, Ltd.
#Ω	3.900%, 01/15/26		289	315,237
National Australia Bank, Ltd.
Ω	3.500%, 01/10/27		351	382,478
Queensland Treasury Corp.
	2.500%, 03/06/29	AUD	7,000	5,139,881
Rio Tinto Finance P.L.C.
	4.000%, 12/11/29	GBP	3,500	5,750,843
Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	3,000	3,630,252
Western Australian Treasury Corp.
	2.750%, 07/24/29	AUD	15,000	11,242,481
Westpac Banking Corp.
	2.850%, 05/13/26		104	108,443
	2.700%, 08/19/26		23	23,865
	3.350%, 03/08/27		2,319	2,516,774
	1.125%, 09/05/27	EUR	2,000	2,368,530
TOTAL AUSTRALIA				41,578,476
BELGIUM — (1.5%)
Anheuser-Busch InBev SA
	2.700%, 03/31/26	EUR	1,000	1,286,413
	2.000%, 03/17/28	EUR	1,000	1,254,592
	2.250%, 05/24/29	GBP	600	837,973
	1.650%, 03/28/31	EUR	1,500	1,848,560
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		2,500	2,805,207
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	11,400	13,727,316
Kingdom of Belgium Government Bond
Ω	0.900%, 06/22/29	EUR	5,500	6,731,819
TOTAL BELGIUM				28,491,880

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (7.6%)
	Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	$831,184
Ω	3.550%, 07/26/27		1,620	1,726,641
	Bank of Montreal
	2.700%, 12/09/26	CAD	5,000	3,958,176
	Bank of Nova Scotia (The)
	2.620%, 12/02/26	CAD	6,000	4,726,145
	Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	5,300	4,285,575
	Canadian Natural Resources, Ltd.
	3.420%, 12/01/26	CAD	1,000	789,927
	3.850%, 06/01/27		3,000	3,210,289
	Canadian Pacific Railway Co.
	2.900%, 02/01/25		535	560,184
	3.700%, 02/01/26		45	48,856
	Cenovus Energy, Inc.
	3.000%, 08/15/22		719	734,446
	CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	14,250	17,089,165
	Enbridge, Inc.
	4.000%, 10/01/23		34	36,184
	3.500%, 06/10/24		15	15,768
	Husky Energy, Inc.
	3.600%, 03/10/27	CAD	4,000	3,171,739
#	4.400%, 04/15/29		600	657,340
	ITC Holdings Corp.
	3.650%, 06/15/24		113	120,102
	Newfield Exploration Co.
#	5.625%, 07/01/24		500	551,956
	5.375%, 01/01/26		2,800	3,072,091
	Nutrien, Ltd.
	3.625%, 03/15/24		540	572,047
#	3.000%, 04/01/25		40	41,730
	Province of Alberta Canada
	3.600%, 04/11/28	AUD	2,500	1,925,131
	Province of British Columbia Canada
	6.500%, 01/15/26		93	116,937
	Province of Ontario Canada
#	2.300%, 06/15/26		19,000	19,728,518
	2.000%, 10/02/29		7,000	7,138,329
	5.850%, 03/08/33	CAD	5,000	5,408,758
	Province of Quebec
	3.700%, 05/20/26	AUD	3,500	2,656,307
	Province of Quebec Canada
#	2.750%, 04/12/27		3,000	3,222,683
	0.875%, 07/05/28	EUR	6,800	8,126,202
	0.000%, 10/15/29	EUR	22,780	25,140,354
	Rogers Communications, Inc.
	3.000%, 03/15/23		21	21,828
	4.000%, 03/13/24	CAD	2,000	1,615,626
	Royal Bank of Canada
	4.930%, 07/16/25	CAD	4,000	3,496,932
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	Spectra Energy Partners L.P.
	4.750%, 03/15/24		22	$24,156
	Suncor Energy, Inc.
	3.600%, 12/01/24		87	92,953
	Thomson Reuters Corp.
	4.300%, 11/23/23		60	64,952
	3.850%, 09/29/24		79	84,001
	3.350%, 05/15/26		2,000	2,121,283
	Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	58	43,963
	Total Capital Canada, Ltd.
	2.125%, 09/18/29	EUR	10,400	13,627,049
	TransAlta Corp.
#	4.500%, 11/15/22		1,000	1,040,020
	TransCanada PipeLines, Ltd.
	3.800%, 10/01/20		15	15,186
#	4.875%, 01/15/26		3,000	3,410,053
	Videotron, Ltd.
	5.000%, 07/15/22		921	964,748
	TOTAL CANADA			146,285,514
DENMARK — (1.5%)
	AP Moller - Maersk A.S.
	1.750%, 03/16/26	EUR	4,500	5,289,717
	Denmark Government Bond
Ω	0.500%, 11/15/29	DKK	78,600	12,753,034
	Kommunekredit
	2.900%, 11/27/26	AUD	7,300	5,316,856
	KOMMUNEKREDIT SR
	0.750%, 07/05/28	EUR	4,200	5,012,175
	TOTAL DENMARK			28,371,782
FINLAND — (0.2%)
	Nokia Oyj
#	4.375%, 06/12/27	USD	3,750	3,956,250
FRANCE — (5.9%)
	Air Liquide Finance SA
	1.000%, 03/08/27	EUR	1,100	1,316,046
	BNP Paribas SA
	3.250%, 03/03/23		22	23,008
	1.500%, 11/17/25	EUR	1,200	1,420,743
	BPCE S.A.
#Ω	3.500%, 10/23/27		5,000	5,310,747
	BPCE SA
	4.000%, 04/15/24		500	540,054
	Credit Agricole SA
	1.375%, 05/03/27	EUR	2,000	2,414,401
	Electricite de France SA
Ω	3.625%, 10/13/25		40	43,292
	6.250%, 05/30/28	GBP	1,000	1,802,596
	5.875%, 07/18/31	GBP	3,200	5,982,857
	Orange SA
	0.875%, 02/03/27	EUR	500	580,350
	8.125%, 11/20/28	GBP	1,964	3,976,301
	2.000%, 01/15/29	EUR	1,200	1,517,909

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Pernod Ricard SA
	1.500%, 05/18/26	EUR	800	$965,966
#Ω	3.250%, 06/08/26		173	183,397
Sanofi
	0.500%, 01/13/27	EUR	2,300	2,656,555
	1.125%, 04/05/28	EUR	1,700	2,059,217
	0.875%, 03/21/29	EUR	1,500	1,786,492
	1.375%, 03/21/30	EUR	9,200	11,463,745
SNCF Mobilites
	1.500%, 02/02/29	EUR	3,600	4,521,435
SNCF Reseau
	0.875%, 01/22/29	EUR	5,300	6,321,255
	1.125%, 05/25/30	EUR	1,100	1,347,923
	1.875%, 03/30/34	EUR	3,000	4,026,732
SNCF Reseau EPIC
	5.250%, 12/07/28	GBP	10,498	18,708,365
Societe Generale SA
	1.125%, 01/23/25	EUR	1,200	1,377,812
	2.125%, 09/27/28	EUR	2,000	2,489,022
Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	500	851,062
Total Capital Internatioal SA
	1.491%, 09/04/30	EUR	800	996,681
Total Capital International SA
	3.750%, 04/10/24		112	120,801
	0.696%, 05/31/28	EUR	7,300	8,474,471
	1.375%, 10/04/29	EUR	1,200	1,476,482
TOTAL CAPITAL INTL SA
	0.750%, 07/12/28	EUR	8,600	10,018,761
Total Capital S.A.
#	3.883%, 10/11/28		7,200	8,187,936
TOTAL FRANCE				112,962,414
GERMANY — (4.2%)
Bayer Capital Corp BV
	1.500%, 06/26/26	EUR	5,700	6,789,190
Bayer Capital Corp. B.V. Co.
	2.125%, 12/15/29	EUR	900	1,128,283
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	29,591
BMW Finance NV
	1.125%, 01/10/28	EUR	750	887,608
	1.500%, 02/06/29	EUR	2,600	3,151,956
BMW US Capital LLC
Ω	2.800%, 04/11/26		194	200,623
Ω	3.300%, 04/06/27		58	62,117
	1.000%, 04/20/27	EUR	1,800	2,111,424
Daimler AG
	1.000%, 11/15/27	EUR	4,300	4,956,128
	2.000%, 02/27/31	EUR	1,000	1,228,820
	1.125%, 08/08/34	EUR	1,900	2,078,621
Daimler Finance North America LLC
	8.500%, 01/18/31		604	918,254
Deutsche Bahn Finance GMBH
	1.125%, 12/18/28	EUR	6,000	7,320,410
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	Deutsche Bank AG
	2.950%, 08/20/20		2	$2,008
	3.125%, 01/13/21		23	23,184
#	3.700%, 05/30/24		113	117,011
	Deutsche Telekom AG
	1.375%, 07/05/34	EUR	3,000	3,455,044
	Deutsche Telekom International Finance BV
	1.125%, 05/22/26	EUR	1,000	1,178,968
	1.375%, 01/30/27	EUR	500	598,277
	2.250%, 04/13/29	GBP	1,600	2,212,270
	E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	4,199,644
	E.ON SE
	1.625%, 05/22/29	EUR	1,200	1,469,256
	EMD Finance LLC
Ω	2.950%, 03/19/22		60	61,253
	Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	1,653,000	17,479,018
	3.200%, 03/15/28	AUD	15,000	11,442,120
	T-Mobile USA, Inc.
#	4.000%, 04/15/22		800	822,000
	Volkswagen International Finance NV
	1.875%, 03/30/27	EUR	5,400	6,459,808
	TOTAL GERMANY			80,382,886
ITALY — (0.9%)
	Enel Finance International NV
	1.375%, 06/01/26	EUR	1,500	1,792,355
	1.125%, 09/16/26	EUR	2,000	2,356,016
Ω	4.875%, 06/14/29		2,000	2,329,177
	Eni SpA
	1.500%, 01/17/27	EUR	1,000	1,211,226
	1.125%, 09/19/28	EUR	1,700	2,016,558
	Intesa Sanpaolo SpA
	1.750%, 07/04/29	EUR	3,800	4,450,562
	Italy Buoni Poliennali Del Tesoro
	1.250%, 12/01/26	EUR	2,100	2,441,006
	TOTAL ITALY			16,596,900
JAPAN — (1.3%)
	American Honda Finance Corp.
	2.300%, 09/09/26		130	132,453
	Beam Suntory, Inc.
	3.250%, 06/15/23		21	21,594
	Honda Canada Finance, Inc.
	3.444%, 05/23/25	CAD	5,000	4,011,523
	Japan Government Twenty Year Bond
	1.800%, 09/20/31	JPY	880,000	9,827,608

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		35	$38,159
	MUFG Americas Holdings Corp.
	3.500%, 06/18/22		64	66,572
	Nissan Motor Acceptance Corp.
Ω	2.125%, 03/03/20		20	20,003
	Nomura Holdings, Inc.
	6.700%, 03/04/20		16	16,066
	Shire Acquisitions Investments Ireland DAC
	3.200%, 09/23/26		800	841,979
	StanCorp Financial Group, Inc.
	5.000%, 08/15/22		37	39,403
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		58	63,258
	3.040%, 07/16/29		4,250	4,467,110
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	58	43,920
	Toyota Motor Corp.
#	3.669%, 07/20/28		2,615	2,962,200
	Toyota Motor Credit Corp.
	2.625%, 01/10/23		75	77,363
#	3.050%, 01/11/28		500	539,702
	3.650%, 01/08/29		2,000	2,257,877
	TOTAL JAPAN			25,426,790
NETHERLANDS — (4.0%)
	Ahold Finance USA LLC
	6.875%, 05/01/29		8	10,852
	Allianz Finance II BV
	1.500%, 01/15/30	EUR	4,400	5,489,024
	BNG Bank NV
	0.625%, 06/19/27	EUR	500	589,023
	3.500%, 07/19/27	AUD	5,000	3,838,662
	3.300%, 04/26/29	AUD	5,000	3,855,375
	Cooperatieve Rabobank UA
	3.875%, 02/08/22		83	86,604
	Heineken NV
Ω	2.750%, 04/01/23		26	26,712
	1.375%, 01/29/27	EUR	1,200	1,445,976
	ING Groep NV
	1.375%, 01/11/28	EUR	3,100	3,712,995
	Koninklijke Ahold Delhaize NV
	1.125%, 03/19/26	EUR	520	610,690
	Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	2,479,985
	Koninklijke Philips NV
	1.375%, 05/02/28	EUR	2,000	2,430,436
	Nederlandse Waterschapsbank NV
	3.150%, 09/02/26	AUD	1,300	966,047
		Face Amount^	Value†
		(000)

NETHERLANDS — (Continued)
1.000%, 03/01/28	EUR	7,500	$9,121,428
SHELL INTERNATIONAL FIN
1.250%, 05/12/28	EUR	5,600	6,768,110
Shell International Finance B.V.
0.125%, 11/08/27	EUR	5,000	5,555,362
# 3.875%, 11/13/28		3,200	3,624,182
2.375%, 11/07/29		13,250	13,400,034
Shell International Finance BV
2.250%, 11/10/20		54	54,209
# 2.500%, 09/12/26		4,000	4,144,124
1.625%, 01/20/27	EUR	6,208	7,651,759
0.750%, 08/15/28	EUR	2,000	2,324,337
TOTAL NETHERLANDS			78,185,926
NORWAY — (3.1%)
Equinor ASA
2.650%, 01/15/24		81	83,886
3.625%, 09/10/28		3,000	3,364,581
6.125%, 11/27/28	GBP	1,250	2,321,660
6.875%, 03/11/31	GBP	18,350	38,066,977
Kommunalbanken A.S.
3.000%, 12/09/26	AUD	12,500	9,298,142
3.400%, 07/24/28	AUD	8,500	6,556,813
TOTAL NORWAY			59,692,059
SPAIN — (0.5%)
Iberdrola International BV
0.375%, 09/15/25	EUR	1,400	1,588,474
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	225,208
Santander UK P.L.C.
4.000%, 03/13/24		103	111,116
3.875%, 10/15/29	GBP	1,478	2,377,779
Telefonica Emisiones SA
5.462%, 02/16/21		10	10,371
Telefonica Emisiones SAU
1.715%, 01/12/28	EUR	4,300	5,265,528
Telefonica Europe BV
8.250%, 09/15/30		500	734,909
TOTAL SPAIN			10,313,385
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.0%)
African Development Bank
3.300%, 07/27/27	AUD	3,000	2,257,264
Asian Development Bank
2.350%, 06/21/27	JPY	2,720,000	30,035,751
Council Of Europe Development Bank
0.625%, 01/30/29	EUR	2,000	2,383,108
EUROFIMA
3.350%, 05/21/29	AUD	8,000	6,135,017
European Financial Stability Facility
0.950%, 02/14/28	EUR	1,900	2,313,998

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	European Investment Bank
	1.900%, 01/26/26	JPY	568,700	$5,942,603
	2.150%, 01/18/27	JPY	1,489,600	16,141,868
	1.375%, 05/12/28	SEK	34,000	3,800,538
	4.500%, 06/07/29	GBP	4,200	7,366,473
	1.250%, 11/12/29	SEK	10,000	1,103,632
	5.625%, 06/07/32	GBP	6,950	14,129,914
	Inter-American Development Bank
	2.500%, 04/14/27	AUD	5,000	3,616,450
	International Bank for Reconstruction & Development
	1.750%, 10/23/29		1,400	1,418,898
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			96,645,514
SWEDEN — (1.1%)
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	110	123,134
	Sweden Government Bond
	2.250%, 06/01/32	SEK	156,000	20,388,133
	Telefonaktiebolaget LM Ericsson
#	4.125%, 05/15/22		1,323	1,370,588
	TOTAL SWEDEN			21,881,855
SWITZERLAND — (1.0%)
	ABB Finance USA, Inc.
	2.875%, 05/08/22		45	46,229
	Credit Suisse AG
	1.500%, 04/10/26	EUR	700	842,587
	Nestle Finance International, Ltd.
	1.250%, 11/02/29	EUR	1,380	1,713,816
	Novartis Finance SA
	1.625%, 11/09/26	EUR	3,300	4,088,068
	1.125%, 09/30/27	EUR	7,000	8,456,520
	0.625%, 09/20/28	EUR	2,300	2,687,869
	UBS Group AG
	1.250%, 09/01/26	EUR	1,800	2,118,977
	TOTAL SWITZERLAND			19,954,066
UNITED KINGDOM — (5.6%)
	AstraZeneca P.L.C.
	2.375%, 11/16/20		34	34,187
	3.375%, 11/16/25		802	863,529
	1.250%, 05/12/28	EUR	1,200	1,444,435
	4.000%, 01/17/29		1,000	1,137,982
	5.750%, 11/13/31	GBP	450	868,571
	BAE Systems Holdings, Inc.
Ω	2.850%, 12/15/20		14	14,103
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
Barclays P.L.C.
4.375%, 01/12/26		2,000	$2,202,788
3.250%, 02/12/27	GBP	1,657	2,359,658
3.250%, 01/17/33	GBP	3,500	4,980,305
BAT International Finance P.L.C.
4.000%, 09/04/26	GBP	1,220	1,809,638
1.250%, 03/13/27	EUR	1,000	1,133,697
3.125%, 03/06/29	EUR	3,200	4,116,969
BP Capital Markets America, Inc.
3.245%, 05/06/22		33	34,165
3.119%, 05/04/26		35	37,064
3.017%, 01/16/27		127	132,830
BP Capital Markets P.L.C.
3.535%, 11/04/24		26	28,011
1.077%, 06/26/25	EUR	1,200	1,402,332
1.594%, 07/03/28	EUR	1,233	1,503,402
1.231%, 05/08/31	EUR	2,500	2,948,314
British Telecommunications P.L.C.
1.000%, 11/21/24	EUR	1,200	1,377,006
1.500%, 06/23/27	EUR	2,500	2,946,190
5.125%, 12/04/28		1,000	1,172,238
3.125%, 11/21/31	GBP	1,200	1,738,626
Centrica P.L.C.
4.375%, 03/13/29	GBP	1,000	1,590,928
CNH Industrial Capital LLC
4.375%, 04/05/22		406	424,664
CNH Industrial Finance Europe SA
1.750%, 03/25/27	EUR	2,000	2,340,520
Coca-Cola European Partners P.L.C.
1.750%, 05/26/28	EUR	1,400	1,734,021
Diageo Finance P.L.C.
1.500%, 10/22/27	EUR	1,000	1,225,134
Diageo Investment Corp.
2.875%, 05/11/22		2	2,052
Fiat Chrysler Automobiles NV
5.250%, 04/15/23		500	535,000
GLAXOSMITHKLINE CAPITAL
5.250%, 12/19/33	GBP	1,388	2,675,830
GlaxoSmithKline Capital P.L.C.
1.000%, 09/12/26	EUR	1,500	1,770,102
HSBC Holdings P.L.C.
4.000%, 03/30/22		59	61,724
2.625%, 08/16/28	GBP	5,164	7,310,715
HSBC USA, Inc.
3.500%, 06/23/24		147	157,242
Janus Capital Group, Inc.
4.875%, 08/01/25		106	118,241
Lloyds Banking Group P.L.C.
3.750%, 01/11/27		3,500	3,763,741
1.500%, 09/12/27	EUR	2,100	2,513,360

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25		69	$76,984
	Nationwide Building Society
	3.250%, 01/20/28	GBP	1,500	2,271,015
	Network Rail Infrastructure Finance P.L.C.
	4.375%, 12/09/30	GBP	4,250	7,664,198
	Praxair, Inc.
#	2.200%, 08/15/22		9	9,131
	Reynolds American, Inc.
	6.875%, 05/01/20		47	47,570
	Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25		520	544,377
	3.375%, 06/18/26	GBP	800	1,150,238
	Royal Bank of Scotland Group P.L.C.
	4.800%, 04/05/26		3,000	3,391,440
	TechnipFMC P.L.C.
	3.450%, 10/01/22		49	50,670
	Transport for London
	4.000%, 09/12/33	GBP	7,900	13,650,017
	Unilever NV
	1.000%, 02/14/27	EUR	1,500	1,786,127
	1.375%, 07/31/29	EUR	700	866,663
	United Kingdom Gilt
	4.250%, 06/07/32	GBP	4,200	7,906,552
	Vodafone Group P.L.C.
	1.125%, 11/20/25	EUR	500	586,191
	1.500%, 07/24/27	EUR	1,750	2,109,375
	4.200%, 12/13/27	AUD	1,800	1,357,703
	7.875%, 02/15/30		77	109,746
	1.625%, 11/24/30	EUR	2,500	3,026,779
	TOTAL UNITED KINGDOM			107,114,090
UNITED STATES — (44.5%)
	3M Co.
	1.500%, 11/09/26	EUR	1,100	1,342,362
	2.875%, 10/15/27		368	388,947
	Abbott Ireland Financing DAC
	1.500%, 09/27/26	EUR	5,000	6,017,093
	Abbott Laboratories
	2.950%, 03/15/25		146	153,701
	AbbVie, Inc.
	2.900%, 11/06/22		33	33,887
	3.600%, 05/14/25		1,000	1,068,648
	4.250%, 11/14/28		2,400	2,694,327
	Activision Blizzard, Inc.
	3.400%, 06/15/27		1,052	1,125,545
	Adobe, Inc.
	3.250%, 02/01/25		22	23,534
	Advance Auto Parts, Inc.
	4.500%, 12/01/23		14	15,149
	AECOM
	5.875%, 10/15/24		500	554,250
	5.125%, 03/15/27		3,660	3,906,318
	Aetna, Inc.
	2.750%, 11/15/22		97	98,988
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
3.500%, 11/15/24		63	$66,980
Affiliated Managers Group, Inc.
3.500%, 08/01/25		1,730	1,843,569
Aflac, Inc.
3.250%, 03/17/25		129	137,418
Alabama Power Co.
2.800%, 04/01/25		30	31,229
Albemarle Corp.
4.150%, 12/01/24		86	93,586
Allergan Finance LLC
3.250%, 10/01/22		88	90,823
Allergan Funding SCS
3.450%, 03/15/22		150	154,421
3.800%, 03/15/25		529	568,109
2.625%, 11/15/28	EUR	3,200	4,175,442
2.625%, 11/15/28	EUR	216	281,842
2.125%, 06/01/29	EUR	1,500	1,885,096
Ally Financial, Inc.
4.125%, 02/13/22		1,250	1,295,313
5.125%, 09/30/24		2,000	2,226,400
Alphabet, Inc.
1.998%, 08/15/26		86	87,467
Altria Group, Inc.
4.750%, 05/05/21		2	2,073
2.200%, 06/15/27	EUR	4,700	5,565,942
4.800%, 02/14/29		2,500	2,833,812
Amazon.com, Inc.
3.150%, 08/22/27		3,000	3,245,888
Ameren Corp.
2.700%, 11/15/20		12	12,070
American Express Credit Corp.
2.250%, 05/05/21		2	2,016
3.300%, 05/03/27		131	141,644
American International Group, Inc.
4.875%, 06/01/22		17	18,155
4.125%, 02/15/24		118	127,922
3.750%, 07/10/25		95	102,991
3.900%, 04/01/26		46	50,351
1.875%, 06/21/27	EUR	4,075	4,913,503
American Water Capital Corp.
# 3.850%, 03/01/24		25	26,797
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	46,346
# 2.875%, 09/15/26		65	68,171
AmerisourceBergen Corp.
3.400%, 05/15/24		433	456,654
Amgen, Inc.
4.100%, 06/15/21		82	84,253
3.625%, 05/22/24		75	80,270
3.125%, 05/01/25		37	39,007
2.600%, 08/19/26		28	28,888
4.000%, 09/13/29	GBP	1,836	2,899,953

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	$5,014,678
Analog Devices, Inc.
3.900%, 12/15/25		35	38,323
3.500%, 12/05/26		23	24,745
Anixter, Inc.
# 5.500%, 03/01/23		1,090	1,155,400
Anthem, Inc.
4.350%, 08/15/20		13	13,170
3.125%, 05/15/22		25	25,770
3.500%, 08/15/24		58	61,447
# 3.650%, 12/01/27		4,424	4,779,304
Aon Corp.
5.000%, 09/30/20		9	9,186
4.500%, 12/15/28		960	1,112,118
Aon P.L.C.
4.000%, 11/27/23		47	50,386
3.500%, 06/14/24		107	113,307
2.875%, 05/14/26	EUR	1,400	1,774,189
Apache Corp.
3.250%, 04/15/22		39	39,850
# 4.375%, 10/15/28		3,000	3,192,407
Apple, Inc.
2.500%, 02/09/25		53	54,925
3.250%, 02/23/26		1,000	1,075,754
2.450%, 08/04/26		200	206,332
# 2.050%, 09/11/26		650	656,831
3.350%, 02/09/27		5,393	5,855,312
3.000%, 06/20/27		64	68,439
3.000%, 11/13/27		81	86,679
1.375%, 05/24/29	EUR	8,800	10,887,639
3.050%, 07/31/29	GBP	16,156	25,153,549
Applied Materials, Inc.
3.300%, 04/01/27		59	63,774
Archer-Daniels-Midland Co.
2.500%, 08/11/26		58	59,982
Arconic, Inc.
5.900%, 02/01/27		2,700	3,060,666
6.750%, 01/15/28		700	818,293
Arizona Public Service Co.
3.150%, 05/15/25		71	74,738
Arrow Electronics, Inc.
3.875%, 01/12/28		1,903	2,004,347
Ashland LLC
4.750%, 08/15/22		101	105,798
Assurant, Inc.
4.000%, 03/15/23		75	79,028
AT&T, Inc.
# 3.000%, 02/15/22		74	75,851
3.550%, 06/01/24		52	55,222
3.950%, 01/15/25		115	124,911
3.400%, 05/15/25		253	268,628
3.600%, 07/15/25		998	1,075,747
1.800%, 09/05/26	EUR	800	965,184
3.800%, 02/15/27		653	712,346
4.375%, 09/14/29	GBP	500	797,139
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	2.600%, 12/17/29	EUR	1,463	$1,899,659
	3.550%, 12/17/32	EUR	1,500	2,127,189
	Autodesk, Inc.
	3.125%, 06/15/20		31	31,103
	4.375%, 06/15/25		35	38,816
	3.500%, 06/15/27		3,036	3,256,862
	Automatic Data Processing, Inc.
	3.375%, 09/15/25		144	155,975
	AutoZone, Inc.
	2.875%, 01/15/23		140	143,503
	3.125%, 07/15/23		15	15,584
	3.250%, 04/15/25		72	76,454
	3.125%, 04/21/26		1,187	1,249,116
	Avnet, Inc.
	4.625%, 04/15/26		65	71,373
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		2,000	2,114,821
	Ball Corp.
	5.000%, 03/15/22		1,035	1,093,219
	5.250%, 07/01/25		500	560,000
#	4.875%, 03/15/26		2,000	2,190,000
	Baltimore Gas & Electric Co.
#	2.400%, 08/15/26		8	8,161
	Bank of America Corp.
	3.300%, 01/11/23		52	54,296
	4.000%, 04/01/24		72	78,047
	7.000%, 07/31/28	GBP	1,500	2,819,637
(r)	3.419%, 12/20/28		184	197,743
	Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24		123	132,057
	3.000%, 02/24/25		330	347,771
	2.800%, 05/04/26		64	67,426
	Baxter International, Inc.
	2.600%, 08/15/26		49	50,296
	1.300%, 05/15/29	EUR	1,300	1,536,589
	Bed Bath & Beyond, Inc.
#	3.749%, 08/01/24		1,907	1,869,051
	Bemis Co., Inc.
Ω	4.500%, 10/15/21		7	7,238
	Berkshire Hathaway, Inc.
	3.400%, 01/31/22		37	38,346
#	3.125%, 03/15/26		13,387	14,336,880
	1.125%, 03/16/27	EUR	3,748	4,440,529
	2.150%, 03/15/28	EUR	700	892,417
	0.440%, 09/13/29	JPY	1,920,000	17,724,302
	Best Buy Co., Inc.
	4.450%, 10/01/28		5,000	5,610,196
	Biogen, Inc.
	2.900%, 09/15/20		172	173,169
	4.050%, 09/15/25		1,000	1,103,303
	BlackRock, Inc.
	3.200%, 03/15/27		7,756	8,443,223
	3.250%, 04/30/29		8,100	8,863,528

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Boeing Co. (The)
	8.750%, 08/15/21		11	$12,132
	2.500%, 03/01/25		75	76,209
	2.600%, 10/30/25		42	42,954
	Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	1,000	1,222,687
	3.600%, 06/01/26		108	117,816
	1.800%, 03/03/27	EUR	800	972,237
#	3.550%, 03/15/28		2,300	2,506,583
	Brinker International, Inc.
	3.875%, 05/15/23		1,500	1,526,250
	Bristol-Myers Squibb Co.
	2.000%, 08/01/22		79	80,142
Ω	4.000%, 08/15/23		96	102,827
Ω	3.625%, 05/15/24		52	55,613
Ω	3.450%, 11/15/27		600	654,686
	Brown & Brown, Inc.
	4.200%, 09/15/24		54	58,812
#	4.500%, 03/15/29		1,500	1,707,799
	Brown-Forman Corp.
	1.200%, 07/07/26	EUR	3,000	3,507,547
	2.600%, 07/07/28	GBP	1,100	1,613,022
	Buckeye Partners L.P.
	4.150%, 07/01/23		22	22,246
	3.950%, 12/01/26		87	86,327
	Bunge, Ltd. Finance Corp.
#	3.750%, 09/25/27		2,900	3,042,534
	Burlington Northern Santa Fe LLC
#	3.000%, 04/01/25		50	52,915
	7.000%, 12/15/25		10	12,774
	CA, Inc.
	4.700%, 03/15/27		205	226,803
	Campbell Soup Co.
	2.500%, 08/02/22		23	23,285
	3.300%, 03/19/25		47	49,221
	4.150%, 03/15/28		3,050	3,378,339
	Capital One Financial Corp.
	4.750%, 07/15/21		23	23,965
	3.750%, 04/24/24		54	57,701
	3.750%, 03/09/27		1,800	1,948,863
	3.800%, 01/31/28		3,000	3,268,912
	1.650%, 06/12/29	EUR	2,800	3,314,558
	Cardinal Health, Inc.
#	4.625%, 12/15/20		7	7,165
	3.200%, 06/15/22		45	46,241
#	3.410%, 06/15/27		4,067	4,252,939
	Caterpillar, Inc.
	2.600%, 06/26/22		30	30,603
#	3.400%, 05/15/24		21	22,404
	CBS Corp.
	5.500%, 05/15/33		400	499,517
	CenterPoint Energy Resources Corp.
	4.500%, 01/15/21		18	18,331
	CF Industries, Inc.
	3.450%, 06/01/23		1,048	1,076,820
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Charles Schwab Corp
	4.000%, 02/01/29		1,000	$1,137,332
Charles Schwab Corp. (The)
	3.000%, 03/10/25		99	104,707
	3.200%, 03/02/27		1,000	1,069,081
Chemours Co. (The)
	5.375%, 05/15/27		1,600	1,388,000
Chevron Corp.
	2.954%, 05/16/26		133	141,290
Choice Hotels International, Inc.
	5.750%, 07/01/22		988	1,065,884
Chubb INA Holdings, Inc.
	2.700%, 03/13/23		35	35,964
	3.350%, 05/15/24		60	63,885
	1.550%, 03/15/28	EUR	4,900	5,884,089
Cigna Corp.
Ω	3.900%, 02/15/22		56	58,193
Ω	4.000%, 02/15/22		9	9,310
Ω	3.500%, 06/15/24		97	102,434
Ω	3.400%, 03/01/27		174	184,558
CIT Group, Inc.
	5.000%, 08/01/23		1,300	1,394,250
	5.250%, 03/07/25		2,965	3,254,087
Citigroup Inc
	1.500%, 10/26/28	EUR	1,900	2,288,775
Citigroup, Inc.
	4.500%, 01/14/22		17	17,866
	3.875%, 10/25/23		33	35,412
	3.750%, 06/16/24		30	32,242
	3.300%, 04/27/25		90	95,657
	5.150%, 05/21/26	GBP	1,323	2,129,654
CME Group, Inc.
	3.000%, 03/15/25		33	34,863
CMS Energy Corp.
	3.875%, 03/01/24		20	21,357
	3.600%, 11/15/25		37	39,780
	3.000%, 05/15/26		58	60,933
CNA Financial Corp.
	5.750%, 08/15/21		49	51,903
	4.500%, 03/01/26		75	83,901
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,489,175
	5.250%, 05/30/29		2,000	2,255,000
Coca Cola Co.
	1.875%, 09/22/26	EUR	1,400	1,743,294
Coca-Cola Co. (The)
	2.250%, 09/01/26		147	151,164
	2.900%, 05/25/27		275	295,306
Colgate-Palmolive Co.
	1.375%, 03/06/34	EUR	2,000	2,488,849
Comcast Corp.
	3.375%, 08/15/25		49	52,637
	3.150%, 03/01/26		102	108,475
	4.250%, 01/15/33		1,500	1,787,311
Comerica, Inc.
	4.000%, 02/01/29		2,800	3,141,881

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	ConocoPhillips Co.
#	4.950%, 03/15/26		173	$201,726
	ConocoPhillips Holding Co.
	6.950%, 04/15/29		800	1,098,482
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	15,923
	Constellation Brands, Inc.
	3.500%, 05/09/27		3,000	3,223,320
	Continental Resources, Inc.
	4.500%, 04/15/23		800	844,641
	Corning, Inc.
	3.700%, 11/15/23		32	33,817
	Cox Communications, Inc.
#Ω	3.850%, 02/01/25		79	84,901
Ω	3.500%, 08/15/27		800	854,488
	CSX Corp.
	4.250%, 06/01/21		9	9,239
	CVS Health Corp.
	2.800%, 07/20/20		22	22,079
	2.125%, 06/01/21		15	15,069
#	3.375%, 08/12/24		174	183,414
	3.875%, 07/20/25		1,985	2,145,823
	3.250%, 08/15/29		1,000	1,037,342
	Danaher Corp.
#	3.350%, 09/15/25		917	989,762
	Darden Restaurants, Inc.
	3.850%, 05/01/27		4,000	4,314,735
	DCP Midstream Operating LP
	5.375%, 07/15/25		3,100	3,383,247
	Deere & Co.
	5.375%, 10/16/29		5	6,388
	DH Europe Finance SA
	1.200%, 06/30/27	EUR	1,300	1,541,924
	Discover Bank
	4.650%, 09/13/28		2,000	2,303,811
	Discovery Communications LLC
	3.300%, 05/15/22		16	16,525
	3.500%, 06/15/22		90	93,178
	3.250%, 04/01/23		7	7,286
	3.900%, 11/15/24		63	67,688
	3.450%, 03/15/25		66	69,440
	1.900%, 03/19/27	EUR	5,700	6,731,891
	Dollar General Corp.
	3.250%, 04/15/23		79	82,174
	4.150%, 11/01/25		13	14,439
#	4.125%, 05/01/28		2,000	2,255,494
	Dollar Tree, Inc.
	4.200%, 05/15/28		3,600	3,954,814
	Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20		84	84,569
	Dominion Energy, Inc.
	3.900%, 10/01/25		117	127,773
	Dover Corp.
	1.250%, 11/09/26	EUR	3,100	3,640,266
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Dow Chemical Co. (The)
	3.000%, 11/15/22		31	$31,896
#	3.500%, 10/01/24		87	92,691
	DTE Energy Co.
	3.850%, 12/01/23		11	11,728
	2.850%, 10/01/26		500	516,907
	Duke Energy Corp.
	3.050%, 08/15/22		131	134,443
	3.750%, 04/15/24		67	71,670
	DXC Technology Co.
	4.450%, 09/18/22		37	39,124
	1.750%, 01/15/26	EUR	2,350	2,670,485
	E*TRADE Financial Corp.
	4.500%, 06/20/28		3,297	3,704,010
	Eastman Chemical Co.
	3.600%, 08/15/22		3	3,114
	3.800%, 03/15/25		51	54,577
	1.875%, 11/23/26	EUR	5,000	6,059,957
	Eaton Vance Corp.
	3.500%, 04/06/27		517	558,091
	eBay, Inc.
	2.600%, 07/15/22		31	31,453
	3.600%, 06/05/27		2,215	2,354,589
	Ecolab, Inc.
	2.700%, 11/01/26		52	54,711
	Edgewell Personal Care Co.
	4.700%, 05/24/22		1,185	1,220,567
	Edison International
	4.125%, 03/15/28		795	845,628
	EMC Corp.
	3.375%, 06/01/23		1,255	1,272,620
	Emerson Electric Co.
#	3.150%, 06/01/25		62	65,931
	Energy Transfer Operating L.P.
	4.750%, 01/15/26		2,567	2,810,679
	EnLink Midstream Partners L.P.
	4.150%, 06/01/25		500	461,250
	4.850%, 07/15/26		3,176	2,906,040
	Enterprise Products Operating LLC
	5.200%, 09/01/20		6	6,114
	3.900%, 02/15/24		24	25,701
#	3.700%, 02/15/26		62	67,208
	EOG Resources, Inc.
	4.100%, 02/01/21		20	20,446
	3.150%, 04/01/25		79	83,691
	EQT Corp.
#	3.900%, 10/01/27		1,500	1,188,782
	Equifax, Inc.
	3.250%, 06/01/26		900	941,782
	ERAC USA Finance LLC
#Ω	3.850%, 11/15/24		1,388	1,496,109
	Evergy, Inc.
	4.850%, 06/01/21		29	29,951

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Eversource Energy
2.800%, 05/01/23		55	$56,384
Exelon Corp.
2.450%, 04/15/21		15	15,103
3.950%, 06/15/25		27	29,416
3.400%, 04/15/26		1,225	1,310,789
Expedia Group, Inc.
3.800%, 02/15/28		400	415,184
Exxon Mobil Corp.
3.043%, 03/01/26		2,750	2,925,642
# 2.440%, 08/16/29		7,300	7,499,934
FedEx Corp.
# 2.625%, 08/01/22		51	52,083
# 4.000%, 01/15/24		99	107,510
3.200%, 02/01/25		44	46,437
1.625%, 01/11/27	EUR	2,000	2,367,013
3.100%, 08/05/29		910	927,541
4.900%, 01/15/34		1,300	1,519,234
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	3,000	3,697,014
FirstEnergy Corp.
7.375%, 11/15/31		750	1,086,456
Fiserv, Inc.
1.625%, 07/01/30	EUR	6,000	7,138,943
Fluor Corp.
# 4.250%, 09/15/28		5,885	6,056,482
Freeport-McMoRan, Inc.
4.550%, 11/14/24		3,809	4,018,495
Gap, Inc. (The)
5.950%, 04/12/21		315	325,653
GATX Corp.
3.250%, 03/30/25		60	62,437
3.250%, 09/15/26		32	33,174
General Electric Co.
0.375%, 05/17/22	EUR	135	150,460
3.375%, 03/11/24		37	38,947
0.875%, 05/17/25	EUR	500	568,021
6.750%, 03/15/32		221	295,638
General Mills, Inc.
3.150%, 12/15/21		9	9,214
# 3.200%, 02/10/27		1,007	1,080,880
1.500%, 04/27/27	EUR	2,000	2,391,603
General Motors Financial Co., Inc.
2.250%, 09/06/24	GBP	950	1,274,371
5.250%, 03/01/26		208	233,698
# 4.350%, 01/17/27		58	62,273
Georgia Power Co.
3.250%, 03/30/27		154	164,087
Gilead Sciences, Inc.
4.400%, 12/01/21		17	17,738
3.700%, 04/01/24		124	132,578
3.650%, 03/01/26		757	822,531
Global Payments, Inc.
4.800%, 04/01/26		69	78,182
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Goldman Sachs Group Inc(The)
	4.250%, 01/29/26	GBP	2,300	$3,476,091
	Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21		26	27,318
	4.000%, 03/03/24		250	269,855
	3.750%, 05/22/25		87	93,684
	1.625%, 07/27/26	EUR	1,175	1,403,282
	2.000%, 03/22/28	EUR	2,000	2,470,182
	6.125%, 02/15/33		2,000	2,768,777
	Goodyear Tire & Rubber Co. (The)
#	4.875%, 03/15/27		2,739	2,814,323
	Graphic Packaging International LLC
	4.125%, 08/15/24		922	965,795
	Graphic Packaging International, LLC
Ω	4.750%, 07/15/27		1,000	1,080,000
	Halliburton Co.
	3.500%, 08/01/23		75	78,528
	3.800%, 11/15/25		2,029	2,195,325
	Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		3,800	4,004,250
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		42	44,437
	Hasbro, Inc.
	3.500%, 09/15/27		3,562	3,658,681
	HCA Inc.
	5.375%, 02/01/25		3,555	3,973,068
	Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		35	39,584
	Honeywell International, Inc.
	2.500%, 11/01/26		102	105,953
	2.250%, 02/22/28	EUR	3,905	5,028,814
	Hormel Foods Corp.
	4.125%, 04/15/21		17	17,392
	Humana, Inc.
	3.850%, 10/01/24		91	97,977
	Huntington Bancshares, Inc.
	3.150%, 03/14/21		18	18,269
	2.300%, 01/14/22		38	38,369
	Hyatt Hotels Corp.
	3.375%, 07/15/23		23	23,914
	4.375%, 09/15/28		3,300	3,660,426
	Illinois Tool Works, Inc.
	3.500%, 03/01/24		75	80,363
	Intel Corp.
	2.700%, 12/15/22		11	11,362
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25		1,000	1,095,500
	International Business Machines Corp.
#	3.625%, 02/12/24		112	120,153

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.300%, 01/27/27		306	$330,971
	1.750%, 03/07/28	EUR	1,000	1,244,342
#	3.500%, 05/15/29		800	880,868
	International Paper Co.
	3.650%, 06/15/24		92	97,995
	3.800%, 01/15/26		12	13,071
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		546	593,528
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		57	63,280
	JM Smucker Co. (The)
	3.500%, 03/15/25		58	62,085
	John Deere Capital Corp.
#	3.350%, 06/12/24		672	718,590
	Johnson & Johnson
	2.450%, 03/01/26		38	39,434
	Johnson Controls International P.L.C.
	3.625%, 07/02/24		11	11,632
	JPMorgan Chase & Co.
	3.625%, 05/13/24		142	152,150
	3.900%, 07/15/25		129	141,418
	3.300%, 04/01/26		2,000	2,136,778
	Juniper Networks, Inc.
	4.500%, 03/15/24		49	53,654
#	3.750%, 08/15/29		4,000	4,248,768
	Kellogg Co.
	1.250%, 03/10/25	EUR	500	586,114
	3.250%, 04/01/26		661	703,368
	7.450%, 04/01/31		61	87,993
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25		20	21,340
	Kimberly-Clark Corp.
	2.400%, 06/01/23		22	22,484
	Kohl's Corp.
	4.750%, 12/15/23		17	18,156
	Kraft Heinz Foods Co.
	3.950%, 07/15/25		2,212	2,371,720
	4.125%, 07/01/27	GBP	1,600	2,357,462
	2.250%, 05/25/28	EUR	1,000	1,194,557
	Kroger Co
	3.700%, 08/01/27		3,394	3,700,048
	Kroger Co. (The)
	3.850%, 08/01/23		39	41,529
	7.500%, 04/01/31		90	127,417
	L Brands, Inc.
	6.694%, 01/15/27		950	983,250
	L3Harris Technologies, Inc.
Ω	3.950%, 05/28/24		29	31,171
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		45	47,961
	Lam Research Corp.
	3.800%, 03/15/25		1,000	1,091,110
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Lazard Group LLC
	4.500%, 09/19/28		1,800	$2,060,230
	Lear Corp.
	3.800%, 09/15/27		3,600	3,756,180
	Legg Mason, Inc.
	3.950%, 07/15/24		55	59,043
	4.750%, 03/15/26		23	25,954
	Leggett & Platt, Inc.
	4.400%, 03/15/29		5,000	5,587,416
	Lennar Corp.
#	4.750%, 05/30/25		1,965	2,145,662
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	6,492,161
Ω	4.569%, 02/01/29		78	89,934
	Lincoln National Corp.
#	3.050%, 01/15/30		2,300	2,394,292
	Lockheed Martin Corp.
	2.900%, 03/01/25		552	581,167
	3.550%, 01/15/26		56	61,127
	Loews Corp.
	2.625%, 05/15/23		44	45,185
	3.750%, 04/01/26		125	136,913
	Lowe's Cos., Inc.
	3.120%, 04/15/22		3	3,081
	3.375%, 09/15/25		61	65,482
	LYB International Finance II BV
#	3.500%, 03/02/27		2,035	2,162,110
	1.625%, 09/17/31	EUR	6,500	7,629,751
	LyondellBasell Industries NV
#	5.750%, 04/15/24		1,400	1,599,999
	Macy's Retail Holdings, Inc.
#	3.625%, 06/01/24		750	766,561
	Magellan Midstream Partners L.P.
	4.250%, 02/01/21		18	18,404
	Marathon Petroleum Corp.
	3.625%, 09/15/24		96	101,862
	Markel Corp.
	3.350%, 09/17/29		4,300	4,551,656
	Marriott International, Inc.
	2.875%, 03/01/21		12	12,133
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		97	102,699
#	3.500%, 03/10/25		700	744,700
	1.349%, 09/21/26	EUR	6,000	7,078,562
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27		69	73,337
	McDonald's Corp.
#	2.200%, 05/26/20		9	9,011
	3.500%, 07/15/20		57	57,519
	2.625%, 01/15/22		22	22,416
	2.875%, 12/17/25	EUR	600	771,065
	1.500%, 11/28/29	EUR	1,000	1,224,164
	5.875%, 04/23/32	GBP	750	1,429,346

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
McKesson Corp.
3.796%, 03/15/24		51	$54,325
3.950%, 02/16/28		3,050	3,325,173
3.125%, 02/17/29	GBP	4,420	6,181,845
4.750%, 05/30/29		1,000	1,147,356
Medtronic, Inc.
3.500%, 03/15/25		11	11,913
Merck & Co., Inc.
# 2.750%, 02/10/25		136	142,686
Meritage Homes Corp.
7.000%, 04/01/22		272	296,480
# 6.000%, 06/01/25		3,733	4,218,290
MetLife, Inc.
3.600%, 04/10/24		189	203,441
6.500%, 12/15/32		281	408,015
MGIC Investment Corp.
5.750%, 08/15/23		500	552,500
MGM Resorts International
7.750%, 03/15/22		1,100	1,218,294
5.750%, 06/15/25		2,120	2,363,418
4.625%, 09/01/26		905	949,440
Microsoft Corp.
# 3.300%, 02/06/27		3,400	3,722,943
Molson Coors Beverage Co.
3.500%, 05/01/22		33	34,068
3.000%, 07/15/26		87	89,487
Molson Coors Brewing Co.
1.250%, 07/15/24	EUR	1,200	1,376,762
Mondelez International, Inc.
1.625%, 03/08/27	EUR	2,500	3,024,544
Morgan Stanley
5.500%, 07/28/21		10	10,550
3.875%, 04/29/24		140	150,965
3.875%, 01/27/26		1,095	1,199,674
1.375%, 10/27/26	EUR	2,550	3,009,972
1.875%, 04/27/27	EUR	1,856	2,268,912
Mosaic Co. (The)
4.250%, 11/15/23		46	49,368
# 4.050%, 11/15/27		4,000	4,286,616
Motorola Solutions, Inc.
3.500%, 03/01/23		37	38,456
4.600%, 05/23/29		2,300	2,586,805
MPLX L.P.
4.125%, 03/01/27		2,289	2,426,528
4.000%, 03/15/28		1,500	1,577,029
Mylan NV
2.250%, 11/22/24	EUR	1,000	1,195,766
3.950%, 06/15/26		173	184,692
3.125%, 11/22/28	EUR	3,400	4,372,206
Mylan, Inc.
4.200%, 11/29/23		52	55,186
Nasdaq, Inc.
4.250%, 06/01/24		33	35,912
1.750%, 03/28/29	EUR	5,924	7,112,364
National Oilwell Varco, Inc.
2.600%, 12/01/22		26	26,444
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	32	$49,561
NetApp, Inc.
	3.250%, 12/15/22	13	13,457
	3.300%, 09/29/24	1,800	1,889,406
Netflix, Inc.
#	4.375%, 11/15/26	500	525,500
	4.875%, 04/15/28	2,040	2,182,800
	5.875%, 11/15/28	1,000	1,126,150
Ω	5.375%, 11/15/29	1,000	1,088,440
Newell Brands, Inc.
	4.000%, 06/15/22	76	78,465
Newmont Corp.
	3.625%, 06/09/21	46	46,928
NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21	10	10,298
	3.550%, 05/01/27	1,184	1,282,856
NextEra Energy Operating Partners L.P.
#Ω	3.875%, 10/15/26	1,980	1,999,800
Ω	4.500%, 09/15/27	2,200	2,294,281
NIKE, Inc.
#	2.375%, 11/01/26	1,700	1,761,123
NiSource, Inc.
	3.850%, 02/15/23	27	28,326
Noble Energy, Inc.
	3.900%, 11/15/24	18	19,218
#	3.850%, 01/15/28	1,000	1,057,257
Nordstrom, Inc.
	4.000%, 10/15/21	11	11,306
#	4.000%, 03/15/27	4,148	4,393,132
Norfolk Southern Corp.
#	2.900%, 06/15/26	526	553,998
Northrop Grumman Corp.
	3.250%, 08/01/23	12	12,617
NuStar Logistics L.P.
	4.750%, 02/01/22	500	513,750
	5.625%, 04/28/27	2,867	2,953,010
Nuveen Finance LLC
Ω	4.125%, 11/01/24	32	35,217
Occidental Petroleum Corp.
	2.700%, 02/15/23	5	5,080
#	3.400%, 04/15/26	85	88,798
	3.000%, 02/15/27	5,376	5,474,623
Ohio Power Co.
	5.375%, 10/01/21	27	28,628
Omnicom Group, Inc. / Omnicom Capital, Inc.
#	3.650%, 11/01/24	2,038	2,195,855
ONEOK, Inc.
	4.000%, 07/13/27	77	82,949
Oracle Corp.
	2.500%, 10/15/22	22	22,532
	2.650%, 07/15/26	2,078	2,169,146
	3.250%, 11/15/27	5,256	5,690,697

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27		2,200	$2,399,907
	Packaging Corp. of America
	4.500%, 11/01/23		45	48,855
	Parker-Hannifin Corp.
	3.300%, 11/21/24		71	75,378
#	3.250%, 06/14/29		1,000	1,073,712
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26		3,000	3,138,567
	PepsiCo, Inc.
	2.750%, 03/05/22		33	33,816
	0.875%, 07/18/28	EUR	1,500	1,766,896
	PerkinElmer, Inc.
	3.300%, 09/15/29		600	627,537
	Perrigo Finance Unlimited Co.
#	4.375%, 03/15/26		2,500	2,678,302
	Pfizer, Inc.
	3.000%, 12/15/26		550	586,331
	3.450%, 03/15/29		10,000	11,028,431
	Philip Morris International, Inc.
	3.250%, 11/10/24		68	72,095
	2.875%, 05/14/29	EUR	2,650	3,505,288
	0.800%, 08/01/31	EUR	3,200	3,442,080
	Phillips 66
	4.300%, 04/01/22		49	51,515
	Phillips 66 Partners L.P.
	3.550%, 10/01/26		752	803,716
	3.750%, 03/01/28		700	743,519
	Plains All American Pipeline L.P. / PAA Finance Corp.
	4.650%, 10/15/25		800	873,267
	PNC Financial Services Group, Inc. (The)
	4.375%, 08/11/20		3	3,041
	3.300%, 03/08/22		9	9,289
	3.150%, 05/19/27		1,000	1,073,699
	PolyOne Corp.
	5.250%, 03/15/23		1,170	1,262,138
	PPG Industries, Inc.
	1.400%, 03/13/27	EUR	1,800	2,125,026
#	3.750%, 03/15/28		2,750	3,040,288
	2.800%, 08/15/29		947	977,580
	Principal Financial Group, Inc.
	3.125%, 05/15/23		52	54,047
	3.100%, 11/15/26		53	56,026
	Procter & Gamble Co. (The)
#	2.450%, 11/03/26		13	13,684
	2.850%, 08/11/27		150	162,935
	1.200%, 10/30/28	EUR	6,160	7,558,643
	1.800%, 05/03/29	GBP	9,800	13,884,083
	1.250%, 10/25/29	EUR	1,000	1,232,988
	Proctor + Gamble Co. Ltd.
	6.250%, 01/31/30	GBP	563	1,092,017
	Progress Energy, Inc.
	4.400%, 01/15/21		27	27,475
#	7.750%, 03/01/31		500	723,381
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	7.000%, 10/30/31		630	$882,874
	Progressive Corp.
	2.450%, 01/15/27		500	513,638
	PSEG Power LLC
	5.125%, 04/15/20		26	26,163
	4.300%, 11/15/23		68	73,235
	Puget Energy, Inc.
	6.000%, 09/01/21		92	97,987
	PulteGroup, Inc.
	5.000%, 01/15/27		2,500	2,762,500
	QUALCOMM, Inc.
	3.450%, 05/20/25		1,631	1,751,721
#	3.250%, 05/20/27		2,800	3,010,177
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	4,265
#	4.200%, 06/30/29		925	1,044,081
	Radian Group, Inc.
	4.500%, 10/01/24		2,700	2,876,040
	Reinsurance Group of America, Inc.
	5.000%, 06/01/21		11	11,478
	4.700%, 09/15/23		45	49,228
	3.950%, 09/15/26		111	120,620
	Republic Services, Inc.
	3.550%, 06/01/22		52	53,892
	Rockwell Automation, Inc.
	2.875%, 03/01/25		67	69,925
	Roper Technologies, Inc.
	3.000%, 12/15/20		15	15,141
	Royal Caribbean Cruises, Ltd.
	3.700%, 03/15/28		1,000	1,050,889
	SCANA Corp.
	4.125%, 02/01/22		11	11,328
	Sealed Air Corp.
Ω	4.875%, 12/01/22		1,180	1,241,950
Ω	5.125%, 12/01/24		1,817	1,962,360
Ω	5.500%, 09/15/25		600	657,750
	Sempra Energy
	4.050%, 12/01/23		49	52,625
	3.550%, 06/15/24		76	80,620
	Sensata Technologies BV
Ω	5.000%, 10/01/25		3,886	4,206,595
	Sherwin-Williams Co. (The)
	3.450%, 08/01/25		53	56,573
#	2.950%, 08/15/29		4,670	4,832,709
	Sky Ltd.
	2.500%, 09/15/26	EUR	2,000	2,550,277
	Southern Co. (The)
	3.250%, 07/01/26		556	591,978
	Southern Power Co.
	4.150%, 12/01/25		1,017	1,125,202
	1.850%, 06/20/26	EUR	1,200	1,469,161
	Southwest Airlines Co.
	2.650%, 11/05/20		60	60,337
	3.000%, 11/15/26		107	111,989
	Spirit AeroSystems, Inc.
	4.600%, 06/15/28		3,500	3,582,854

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Springleaf Finance Corp.
	6.875%, 03/15/25		3,500	$3,946,250
	State Street Corp.
	3.300%, 12/16/24		163	174,470
	3.550%, 08/18/25		96	104,691
	Steelcase Inc.
	5.125%, 01/18/29		1,052	1,222,240
	Stryker Corp.
	3.375%, 05/15/24		6	6,364
	3.375%, 11/01/25		109	117,503
	2.125%, 11/30/27	EUR	4,709	5,932,734
	Sysco Corp.
	2.600%, 10/01/20		35	35,174
	3.300%, 07/15/26		23	24,803
	Tapestry, Inc.
	4.250%, 04/01/25		1,196	1,285,984
	Target Corp.
	2.500%, 04/15/26		52	54,223
	Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		3,000	3,285,000
	TC PipeLines L.P.
	3.900%, 05/25/27		2,000	2,098,040
	TD Ameritrade Holding Corp.
	2.950%, 04/01/22		21	21,520
	3.625%, 04/01/25		86	92,928
#	2.750%, 10/01/29		2,000	2,072,435
	Thermo Fisher Scientific, Inc.
	2.000%, 04/15/25	EUR	1,000	1,211,044
	1.450%, 03/16/27	EUR	1,000	1,195,354
	1.375%, 09/12/28	EUR	1,315	1,581,022
	TJX Cos., Inc. (The)
	2.250%, 09/15/26		600	616,652
	Toll Brothers Finance Corp.
#	4.875%, 03/15/27		1,800	1,978,884
	4.350%, 02/15/28		2,300	2,420,750
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	5.875%, 06/15/24		1,300	1,410,500
	Trimble, Inc.
	4.900%, 06/15/28		500	561,915
	TWDC Enterprises 18 Corp.
#	3.150%, 09/17/25		75	80,770
	Twitter, Inc.
Ω	3.875%, 12/15/27		4,000	4,005,000
	Tyson Foods, Inc.
	4.500%, 06/15/22		65	68,632
	Under Armour, Inc.
#	3.250%, 06/15/26		4,250	4,164,590
	Union Pacific Corp.
	2.750%, 04/15/23		7	7,201
	3.250%, 01/15/25		111	117,749
	United Continental Holdings Inc.
	4.875%, 01/15/25		2,000	2,110,000
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
United Continental Holdings, Inc.
# 4.250%, 10/01/22		1,400	$1,449,420
United Technologies Corp.
3.100%, 06/01/22		2	2,067
7.500%, 09/15/29		7	10,050
UnitedHealth Group, Inc.
2.750%, 02/15/23		101	103,706
3.750%, 07/15/25		137	149,905
Unum Group
4.000%, 03/15/24		734	786,342
3.875%, 11/05/25		23	24,801
4.000%, 06/15/29		5,100	5,543,510
US Bancorp
2.350%, 01/29/21		9	9,054
Valero Energy Corp.
3.400%, 09/15/26		1,046	1,109,981
VeriSign, Inc.
# 5.250%, 04/01/25		2,807	3,090,507
Verizon Communications, Inc.
3.376%, 02/15/25		26	27,805
2.625%, 08/15/26		24	24,852
1.375%, 10/27/26	EUR	1,500	1,792,145
1.375%, 11/02/28	EUR	2,000	2,399,003
4.016%, 12/03/29		183	208,070
2.625%, 12/01/31	EUR	2,500	3,399,093
ViacomCBS, Inc.
4.500%, 03/01/21		22	22,620
3.375%, 03/01/22		27	27,749
4.250%, 09/01/23		7	7,539
3.875%, 04/01/24		57	61,245
3.500%, 01/15/25		28	29,779
4.000%, 01/15/26		775	843,791
2.900%, 01/15/27		3,269	3,343,036
7.875%, 07/30/30		13	18,846
Visa, Inc.
3.150%, 12/14/25		1,970	2,116,766
VMware, Inc.
3.900%, 08/21/27		5,021	5,345,865
WAL MART, Inc.
5.625%, 03/27/34	GBP	3,175	6,447,780
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		3,035	3,147,354
2.125%, 11/20/26	EUR	2,700	3,192,965
Walmart, Inc.
3.700%, 06/26/28		8,000	8,942,511
4.875%, 09/21/29	EUR	5,166	8,296,351
5.750%, 12/19/30	GBP	3,919	7,598,841
Walt Disney Co. (The)
3.700%, 09/15/24		168	182,176
Waste Management, Inc.
3.500%, 05/15/24		58	61,803
# 3.125%, 03/01/25		40	42,409
WEC Energy Group, Inc.
2.450%, 06/15/20		19	19,037
3.550%, 06/15/25		52	55,903

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Wells Fargo & Co.
2.600%, 07/22/20		3	$3,011
3.500%, 03/08/22		102	105,602
3.000%, 02/19/25		190	198,875
3.000%, 04/22/26		32	33,552
2.000%, 04/27/26	EUR	800	979,348
2.975%, 05/19/26	CAD	3,000	2,340,812
1.375%, 10/26/26	EUR	500	591,709
1.000%, 02/02/27	EUR	800	925,822
4.150%, 01/24/29		1,000	1,137,634
2.500%, 05/02/29	GBP	750	1,051,639
Western Digital Corp.
# 4.750%, 02/15/26		3,695	3,944,412
Western Gas Partners L.P.
4.000%, 07/01/22		2,200	2,264,126
Western Power Distribution South West P.L.C.
5.875%, 03/25/27	GBP	900	1,531,330
2.375%, 05/16/29	GBP	1,300	1,821,338
Westlake Chemical Corp.
1.625%, 07/17/29	EUR	6,000	6,729,717
WestRock MWV LLC
8.200%, 01/15/30		180	256,081
Whirlpool Corp.
4.700%, 06/01/22		22	23,400
3.700%, 05/01/25		145	156,280
# 4.750%, 02/26/29		1,000	1,147,626
Whirlpool Finance Luxembourg Sarl
1.250%, 11/02/26	EUR	1,200	1,424,179
1.100%, 11/09/27	EUR	500	580,809
Williams Cos., Inc. (The)
7.875%, 09/01/21		498	542,228
# 3.700%, 01/15/23		100	104,056
4.000%, 09/15/25		136	147,170
3.750%, 06/15/27		16	16,915
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Wisconsin Electric Power Co.
	3.100%, 06/01/25	37	$39,095
	WR Grace & Co-Conn
Ω	5.125%, 10/01/21	1,010	1,048,835
	WRKCo, Inc.
	4.200%, 06/01/32	2,600	2,942,585
	Wyndham Destinations, Inc.
#	3.900%, 03/01/23	1,088	1,103,014
	Xerox Corp.
	4.070%, 03/17/22	13	13,293
	3.800%, 05/15/24	50	50,750
	Xilinx, Inc.
	3.000%, 03/15/21	11	11,159
	Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	731	780,350
	Zoetis, Inc.
	3.000%, 09/12/27	62	65,152
	TOTAL UNITED STATES		858,626,843
	TOTAL BONDS		1,736,466,630
U.S. TREASURY OBLIGATIONS — (0.2%)
	U.S. Treasury Notes
	1.625%, 08/15/29	4,000	4,042,500
	TOTAL INVESTMENT SECURITIES (Cost $1,759,932,682)		1,824,529,860

		Shares
SECURITIES LENDING COLLATERAL — (5.3%)
@§	The DFA Short Term Investment Fund	8,864,133	102,575,746
TOTAL INVESTMENTS — (100.0%)
(Cost $1,862,496,926)^^			$1,927,105,606

As of January 31, 2020, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	94,220,948	USD	123,324,857	State Street Bank and Trust	02/03/20	$1,093,890
USD	116,777,470	GBP	88,405,809	State Street Bank and Trust	02/03/20	37,613
USD	482,906	CAD	635,947	Goldman Sachs International	02/05/20	2,369
USD	34,342,297	CAD	44,533,548	State Street Bank and Trust	02/05/20	691,654
USD	418,474	SEK	4,019,584	Goldman Sachs International	02/11/20	798
USD	4,733,252	EUR	4,241,890	State Street Bank and Trust	02/11/20	26,792
USD	6,973,652	EUR	6,279,121	State Street Bank and Trust	02/11/20	6,845
USD	25,410,495	SEK	241,386,667	State Street Bank and Trust	02/11/20	327,973
USD	85,647,066	EUR	77,057,484	State Street Bank and Trust	02/11/20	150,284
USD	92,312,618	EUR	82,893,630	Citibank, N.A.	02/20/20	289,692
USD	90,945,591	EUR	81,883,643	State Street Bank and Trust	02/21/20	38,303

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,713,166	EUR	1,531,471	State Street Bank and Trust	04/07/20	$8,108
USD	5,327,864	EUR	4,781,209	State Street Bank and Trust	04/07/20	4,722
USD	89,662,648	EUR	80,220,524	State Street Bank and Trust	04/07/20	349,405
USD	3,295,850	EUR	2,951,862	State Street Bank and Trust	04/08/20	9,207
USD	88,339,853	EUR	79,056,685	State Street Bank and Trust	04/08/20	317,066
USD	41,492,352	AUD	60,428,691	State Street Bank and Trust	04/21/20	982,511
USD	35,537,160	AUD	52,514,763	Citibank, N.A.	04/27/20	328,112
Total Appreciation						$4,665,344
USD	2,894,490	GBP	2,206,242	ANZ Securities	02/03/20	$(18,852)
USD	4,702,660	GBP	3,608,897	Citibank, N.A.	02/03/20	(62,888)
USD	3,569,000	EUR	3,235,076	State Street Bank and Trust	02/21/20	(22,585)
USD	12,568,788	DKK	84,968,964	State Street Bank and Trust	02/24/20	(59,032)
USD	108,610,771	EUR	98,347,474	State Street Bank and Trust	02/26/20	(608,210)
USD	124,743,076	GBP	95,171,095	State Street Bank and Trust	03/27/20	(1,105,000)
USD	4,578,622	EUR	4,132,795	State Street Bank and Trust	04/08/20	(22,888)
USD	96,523,796	JPY	10,529,879,392	Citibank, N.A.	04/23/20	(1,070,801)
USD	127,837,466	GBP	97,422,903	State Street Bank and Trust	04/23/20	(1,080,767)
Total (Depreciation)						$(4,051,023)
Total Appreciation (Depreciation)						$614,321
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$41,578,476	—	$41,578,476
Belgium	—	28,491,880	—	28,491,880
Canada	—	146,285,514	—	146,285,514
Denmark	—	28,371,782	—	28,371,782
Finland	—	3,956,250	—	3,956,250
France	—	112,962,414	—	112,962,414
Germany	—	80,382,886	—	80,382,886
Italy	—	16,596,900	—	16,596,900
Japan	—	25,426,790	—	25,426,790
Netherlands	—	78,185,926	—	78,185,926
Norway	—	59,692,059	—	59,692,059
Spain	—	10,313,385	—	10,313,385
Supranational Organization Obligations	—	96,645,514	—	96,645,514
Sweden	—	21,881,855	—	21,881,855
Switzerland	—	19,954,066	—	19,954,066
United Kingdom	—	107,114,090	—	107,114,090
United States	—	858,626,843	—	858,626,843
Agency Obligations	—	84,020,730	—	84,020,730
U.S. Treasury Obligations	—	4,042,500	—	4,042,500
Securities Lending Collateral	—	102,575,746	—	102,575,746
Forward Currency Contracts**	—	614,321	—	614,321
TOTAL	—	$1,927,719,927	—	$1,927,719,927
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.3%)
BRAZIL — (8.5%)
	AES Tiete Energia SA	42,480	$151,268
	Aliansce Sonae Shopping Centers SA	1,812	22,251
	Alliar Medicos A Frente SA	8,151	40,007
	Alupar Investimento SA	13,100	90,482
	Ambev SA, ADR	215,244	895,415
	Ambev SA	5,100	21,257
	Arezzo Industria e Comercio SA	6,800	95,746
	Atacadao S.A.	17,093	90,163
*	Azul SA, ADR	7,571	314,196
*	B2W Cia Digital	10,500	174,567
	B3 SA - Brasil Bolsa Balcao	61,895	696,619
	Banco Bradesco SA, ADR	180,771	1,379,282
	Banco Bradesco SA	59,608	436,350
	Banco BTG Pactual SA	14,188	248,471
	Banco do Brasil SA	41,200	466,971
	Banco Santander Brasil SA	15,800	155,211
	BB Seguridade Participacoes SA	57,554	467,410
	BK Brasil Operacao e Assessoria a Restaurantes SA	2,274	8,687
*	BR Properties SA	14,000	50,899
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,900	17,731
#	Braskem SA, Sponsored ADR	4,311	63,372
	Camil Alimentos S.A.	17,242	36,194
	CCR SA	206,480	879,418
	Centrais Eletricas Brasileiras SA	8,800	80,590
	Cia de Locacao das Americas	52,320	288,440
	Cia de Saneamento Basico do Estado de Sao Paulo	35,000	498,529
	Cia de Saneamento de Minas Gerais-COPASA	6,800	107,019
	Cia de Saneamento do Parana	6,400	151,534
	Cia de Saneamento do Parana	2,600	13,356
#	Cia Energetica de Minas Gerais, Sponsored ADR	6,100	21,106
	Cia Energetica de Minas Gerais	21,200	82,422
	Cia Hering	8,600	49,842
#	Cia Paranaense de Energia, Sponsored ADR	1,200	20,496
	Cia Paranaense de Energia	2,700	49,491
	Cia Siderurgica Nacional SA	45,000	135,548
	Cielo SA	217,250	358,651
	Construtora Tenda SA	7,960	66,504
*	Cosan Logistica SA	15,300	73,846
	Cosan SA	14,500	269,848
	CPFL Energia SA	11,200	100,085
	CSU Cardsystem SA	5,800	15,372
	CVC Brasil Operadora e Agencia de Viagens SA	13,000	110,797
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	54,500	404,684
	Direcional Engenharia SA	9,800	37,346
	Duratex SA	60,367	221,305
*	EcoRodovias Infraestrutura e Logistica SA	42,200	174,708
	EDP - Energias do Brasil SA	19,100	99,679
	Embraer SA	41,894	177,452
	Embraer SA, Sponsored ADR	24,490	412,412
	Energisa SA	27,015	348,017
	Engie Brasil Energia SA	2,200	26,738
	Equatorial Energia SA	98,100	546,094
*	Even Construtora e Incorporadora SA	25,200	98,444
	Ez Tec Empreendimentos e Participacoes SA	8,365	108,601
	Fleury SA	37,300	270,000

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Fras-Le SA	2,000	$3,213
*	Gafisa SA	17,700	33,643
	Grendene SA	23,621	63,264
	Guararapes Confeccoes SA	16,684	113,055
	Hapvida Participacoes e Investimentos S.A.	10,100	141,668
*	Helbor Empreendimentos SA	55,000	55,352
	Hypera SA	46,100	382,893
	Iguatemi Empresa de Shopping Centers SA	4,100	51,027
	Industrias Romi SA	3,400	13,107
	Instituto Hermes Pardini SA	12,500	85,520
	International Meal Co. Alimentacao SA, Class A	16,001	32,506
	Iochpe-Maxion SA	17,400	88,247
	IRB Brasil Resseguros S/A	105,149	1,100,693
	Itau Unibanco Holding SA	20,350	139,893
	JHSF Participacoes SA	13,696	25,169
	JSL SA	11,100	80,556
	Kepler Weber SA	1,500	10,473
	Klabin SA	187,509	908,516
	Light SA	34,409	183,992
	Localiza Rent a Car SA	92,545	1,158,919
	LOG Commercial Properties e Participacoes SA	3,500	25,825
*	Lojas Americanas S.A.	118	640
	Lojas Americanas SA	12,300	66,719
*	Lojas Americanas SA	443	2,850
	Lojas Renner SA	107,409	1,440,865
	M Dias Branco SA	2,932	28,131
	Magazine Luiza SA	47,293	616,203
	Mahle-Metal Leve SA	5,200	37,762
	Marcopolo SA	16,000	16,140
*	Marisa Lojas SA	9,470	29,653
*	Mills Estruturas e Servicos de Engenharia SA	24,300	52,145
	Movida Participacoes SA	17,411	85,579
	MRV Engenharia e Participacoes SA	47,047	229,270
	Multiplan Empreendimentos Imobiliarios SA	8,900	72,071
	Natura & Co. Holding SA	60,246	669,337
	Notre Dame Intermedica Participacoes S.A.	30,631	502,172
	Odontoprev SA	49,452	203,923
*	Omega Geracao SA	11,061	102,536
*	Paranapanema SA	4,900	29,130
	Porto Seguro SA	24,700	381,406
	Portobello SA	10,300	14,382
*	Positivo Tecnologia SA	6,400	11,148
*	Profarma Distribuidora de Produtos Farmaceuticos SA	6,000	9,093
	Qualicorp Consultoria e Corretora de Seguros SA	62,531	605,365
	Raia Drogasil SA	32,200	933,985
*	RNI Negocios Imobiliarios SA	3,100	10,235
*	Rumo SA	59,500	322,328
	Santos Brasil Participacoes SA	13,282	23,322
	Sao Carlos Empreendimentos e Participacoes SA	1,400	16,894
	Ser Educacional SA	5,000	35,691
	SLC Agricola SA	4,400	23,404
	Smiles Fidelidade SA	16,606	149,208
*	Springs Global Participacoes SA	4,700	13,916
	Sul America SA	48,318	710,791
	Suzano SA	63,094	584,444
	T4F Entretenimento SA	6,400	7,696
*	Tecnisa SA	75,200	32,134
	Tegma Gestao Logistica SA	5,200	48,265
	Telefonica Brasil SA, ADR	21,716	301,418

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Terra Santa Agro SA	1,800	$8,263
	TIM Participacoes SA, ADR	4,579	89,062
	TIM Participacoes SA	98,200	384,077
	Transmissora Alianca de Energia Eletrica SA	40,000	289,170
	Ultrapar Participacoes SA, Sponsored ADR	84,726	498,189
	Unipar Carbocloro SA	1,200	10,844
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	13,600	55,796
*	Via Varejo SA	18,900	61,785
*	Vulcabras Azaleia SA	10,600	21,088
	WEG SA	29,200	268,709
	Wiz Solucoes e Corretagem de Seguros SA	11,800	43,038
	YDUQS Part	21,500	264,621
TOTAL BRAZIL			27,333,347
CHILE — (0.8%)
	Aguas Andinas SA, Class A	287,919	107,937
	Banco de Chile	150,217	14,793
	Banco de Chile, ADR	7,095	141,187
	Banco de Credito e Inversiones SA	2,454	102,459
	Banco Santander Chile, ADR	7,628	152,865
	Besalco SA	62,767	30,936
	CAP SA	8,432	50,137
	Cencosud SA	218,590	270,285
	Cia Cervecerias Unidas SA, Sponsored ADR	9,637	171,731
	Cia Pesquera Camanchaca SA	83,871	6,968
	Embotelladora Andina SA, ADR, Class B	610	9,461
*	Empresa Nacional de Telecomunicaciones SA	13,660	89,577
	Empresas CMPC SA	67,370	154,433
	Empresas Lipigas SA	1,142	6,850
	Empresas Tricot SA	2,361	1,522
	Enel Americas SA	2,017,080	396,964
	Enel Americas SA	80,485	15,860
	Enel Chile SA, ADR	9,400	44,368
	Forus SA	13,163	17,906
	Grupo Security SA	141,838	32,082
	Hortifrut SA	16,125	26,191
	Instituto de Diagnostico SA	1,346	3,083
	Inversiones Aguas Metropolitanas SA	77,337	72,436
	Itau CorpBanca	9,660,479	46,970
	Itau CorpBanca	2,300	16,583
*	Masisa SA	240,183	8,809
	Multiexport Foods SA	65,867	29,206
	Parque Arauco SA	38,986	89,121
	PAZ Corp. SA	11,604	9,540
	Plaza SA	19,473	35,039
	Ripley Corp. SA	121,174	56,573
	SACI Falabella	24,381	95,591
	Salfacorp SA	40,481	20,978
	Sigdo Koppers SA	27,836	34,435
	SMU SA	270,787	46,987
	Sociedad Matriz SAAM SA	446,922	35,462
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	4,117	115,688
	Socovesa SA	15,493	4,548
	SONDA SA	89,207	68,989
	Vina Concha y Toro SA	36,331	65,269
TOTAL CHILE			2,699,819

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (22.6%)
*	21Vianet Group, Inc., ADR	8,100	$74,844
	361 Degrees International, Ltd.	45,000	7,049
*	3SBio, Inc.	62,500	79,387
*	51job, Inc., ADR	2,343	169,047
*	58.com, Inc., ADR	8,546	475,329
	AAC Technologies Holdings, Inc.	44,000	309,488
	Agile Group Holdings, Ltd.	238,000	313,193
	Agricultural Bank of China, Ltd., Class H	1,519,000	586,453
	Ajisen China Holdings, Ltd.	36,000	10,129
	AKM Industrial Co., Ltd.	100,000	16,252
*	Alibaba Group Holding, Ltd., Sponsored ADR	32,532	6,720,786
*	Alibaba Health Information Technology, Ltd.	82,000	114,241
*	Alibaba Pictures Group, Ltd.	510,000	72,144
	Angang Steel Co., Ltd., Class H	97,800	32,688
	Anhui Expressway Co., Ltd., Class H	56,000	31,313
	ANTA Sports Products, Ltd.	54,000	470,134
	Anton Oilfield Services Group	334,000	30,849
	APT Satellite Holdings, Ltd.	28,000	10,414
	Ausnutria Dairy Corp., Ltd.	58,000	70,378
*	AVIC International Holdings, Ltd., Class H	28,000	29,159
	AviChina Industry & Technology Co., Ltd., Class H	182,000	75,716
	BAIC Motor Corp., Ltd., Class H	201,500	99,318
*	Baidu, Inc., Sponsored ADR	8,829	1,090,911
	BAIOO Family Interactive, Ltd.	120,000	12,796
	Bank of China, Ltd., Class H	3,403,000	1,316,372
	Bank of Chongqing Co., Ltd., Class H	13,500	7,164
	Bank of Communications Co., Ltd., Class H	263,000	168,469
	Bank of Tianjin Co., Ltd., Class H	23,000	9,787
*	Baoye Group Co., Ltd., Class H	10,000	5,575
#*	Baozun, Inc., Sponsored ADR	3,899	117,399
	Beijing Capital International Airport Co., Ltd., Class H	118,000	95,039
	Beijing Capital Land, Ltd., Class H	128,999	33,734
	Beijing Enterprises Holdings, Ltd.	40,000	174,896
	Beijing Enterprises Water Group, Ltd.	414,000	184,114
	Beijing North Star Co., Ltd., Class H	50,000	14,213
*	Bitauto Holdings, Ltd., ADR	5,221	78,837
	Bosideng International Holdings, Ltd.	206,000	67,727
	Brilliance China Automotive Holdings, Ltd.	216,000	191,443
#	BYD Co., Ltd., Class H	25,000	130,146
#	BYD Electronic International Co., Ltd.	83,000	159,321
	C C Land Holdings, Ltd.	56,000	12,974
#	CA Cultural Technology Group, Ltd.	51,000	13,956
	Canvest Environmental Protection Group Co., Ltd.	55,000	23,245
*	CAR, Inc.	80,000	53,023
	Central China Real Estate, Ltd.	104,000	59,726
	Central China Securities Co., Ltd., Class H	105,000	20,168
	CGN Power Co., Ltd., Class H	462,000	113,375
	Changshouhua Food Co., Ltd.	15,000	5,217
#	Changyou.com, Ltd., ADR	800	8,536
	Chaowei Power Holdings, Ltd.	63,000	20,832
	Cheetah Mobile, Inc., ADR	4,396	15,210
	China Aerospace International Holdings, Ltd.	56,000	3,119
	China Agri-Industries Holdings, Ltd.	120,000	64,094
	China Aircraft Leasing Group Holdings, Ltd.	36,500	37,229
	China Aoyuan Group, Ltd.	124,000	165,249
	China BlueChemical, Ltd., Class H	204,000	43,266
	China CITIC Bank Corp., Ltd., Class H	319,000	166,520
	China Communications Construction Co., Ltd., Class H	161,000	113,777
	China Communications Services Corp., Ltd., Class H	212,000	142,295

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Conch Venture Holdings, Ltd.	121,500	$540,263
	China Construction Bank Corp., Class H	3,282,000	2,486,233
	China Datang Corp. Renewable Power Co., Ltd., Class H	205,000	19,435
#*	China Dili Group	137,400	42,016
*	China Distance Education Holdings, Ltd., ADR	400	3,060
	China Dongxiang Group Co., Ltd.	224,000	23,020
	China Electronics Optics Valley Union Holding Co., Ltd.	140,000	8,125
#	China Energy Engineering Corp., Ltd., Class H	168,000	19,696
	China Everbright Bank Co., Ltd., Class H	127,000	50,949
	China Everbright Greentech Ltd.	57,000	26,850
	China Everbright, Ltd.	88,000	134,982
#	China Evergrande Group	125,000	276,208
	China Foods, Ltd.	40,000	15,026
	China Galaxy Securities Co., Ltd., Class H	178,000	88,287
#	China Gas Holdings, Ltd.	84,400	333,415
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	48,000	30,194
	China Harmony New Energy Auto Holding, Ltd.	71,500	36,634
	China High Speed Transmission Equipment Group Co., Ltd.	15,000	8,965
	China Huarong Asset Management Co., Ltd., Class H	662,000	86,909
*	China Index Holdings, Ltd., ADR	1,309	3,979
	China International Capital Corp., Ltd., Class H	47,600	82,434
	China International Marine Containers Group Co., Ltd., Class H	39,360	34,591
	China Jinmao Holdings Group, Ltd.	340,000	227,297
	China Lesso Group Holdings, Ltd.	104,000	133,680
	China Life Insurance Co., Ltd., Class H	206,000	491,935
	China Lilang, Ltd.	56,000	39,656
*	China Logistics Property Holdings Co., Ltd.	35,000	13,723
	China Machinery Engineering Corp., Class H	106,000	39,402
	China Maple Leaf Educational Systems, Ltd.	52,000	18,534
*	China Medical & HealthCare Group, Ltd.	20,000	443
	China Medical System Holdings, Ltd.	209,000	278,162
	China Meidong Auto Holdings, Ltd.	54,000	66,165
	China Mengniu Dairy Co., Ltd.	107,000	392,426
	China Merchants Bank Co., Ltd., Class H	143,000	689,483
	China Merchants Land, Ltd.	98,000	14,647
	China Merchants Port Holdings Co., Ltd.	92,000	141,520
	China Merchants Securities Co., Ltd., Class H	13,600	15,553
	China Minsheng Banking Corp., Ltd., Class H	269,000	187,795
*	China Modern Dairy Holdings, Ltd.	143,000	17,726
#	China Molybdenum Co., Ltd., Class H	270,000	99,029
	China Oil & Gas Group, Ltd.	260,000	8,655
	China Oilfield Services, Ltd., Class H	190,000	275,686
	China Overseas Grand Oceans Group, Ltd.	146,000	95,396
	China Overseas Land & Investment, Ltd.	404,000	1,298,629
	China Overseas Property Holdings, Ltd.	70,000	42,443
	China Pacific Insurance Group Co., Ltd., Class H	146,400	488,319
	China Railway Construction Corp., Ltd., Class H	203,000	198,075
	China Railway Group, Ltd., Class H	215,000	117,920
	China Railway Signal & Communication Corp., Ltd., Class H	150,000	72,241
	China Resources Beer Holdings Co., Ltd.	64,000	296,111
	China Resources Gas Group, Ltd.	100,000	527,056
#	China Resources Land, Ltd.	144,000	599,029
	China Resources Medical Holdings Co., Ltd.	55,000	29,224
	China Resources Pharmaceutical Group, Ltd.	131,500	110,022
	China Sanjiang Fine Chemicals Co., Ltd.	77,000	15,746
	China SCE Group Holdings, Ltd.	236,000	123,993
	China Shineway Pharmaceutical Group, Ltd.	23,000	19,894
*	China Silver Group, Ltd.	48,000	4,689
	China South City Holdings, Ltd.	434,000	48,311

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction International Holdings, Ltd.	164,000	$130,352
	China Suntien Green Energy Corp., Ltd., Class H	190,000	48,966
	China Taiping Insurance Holdings Co., Ltd.	175,200	363,942
#	China Telecom Corp., Ltd., ADR	1,287	49,820
	China Telecom Corp., Ltd., Class H	344,000	133,846
	China Tian Lun Gas Holdings, Ltd.	25,500	21,446
	China Traditional Chinese Medicine Holdings Co., Ltd.	54,000	24,952
	China Travel International Investment Hong Kong, Ltd.	138,000	22,012
	China Unicom Hong Kong, Ltd.	254,000	211,892
	China Unicom Hong Kong, Ltd., ADR	4,743	39,604
	China Vanke Co., Ltd., Class H	93,400	329,269
	China Vast Industrial Urban Development Co., Ltd.	25,000	8,730
	China Water Affairs Group, Ltd.	60,000	46,802
	China Wood Optimization Holding, Ltd.	36,000	9,069
	China Yuhua Education Corp., Ltd.	88,000	60,941
	China ZhengTong Auto Services Holdings, Ltd.	64,500	17,161
	China Zhongwang Holdings, Ltd.	184,800	61,182
	Chinasoft International, Ltd.	180,000	105,113
	Chongqing Rural Commercial Bank Co., Ltd., Class H	119,000	54,406
	CIFI Holdings Group Co., Ltd.	314,961	216,271
	CIMC Enric Holdings, Ltd.	70,000	35,731
*	CIMC-TianDa Holdings Co., Ltd.	470,000	13,339
#	CITIC Securities Co., Ltd., Class H	65,000	124,880
*	Citychamp Watch & Jewellery Group, Ltd.	100,000	21,475
	Clear Media, Ltd.	20,000	14,133
*	Cogobuy Group	20,000	2,783
	Colour Life Services Group Co., Ltd.	39,000	18,238
	Comba Telecom Systems Holdings, Ltd.	88,000	31,742
	Concord New Energy Group, Ltd.	850,000	38,529
	Consun Pharmaceutical Group, Ltd.	51,000	26,121
*	COSCO SHIPPING Holdings Co., Ltd., Class H	53,500	19,094
#	COSCO SHIPPING International Hong Kong Co., Ltd.	76,000	22,681
	COSCO SHIPPING Ports, Ltd.	121,695	86,075
	Cosmo Lady China Holdings Co., Ltd.	46,000	5,926
	Country Garden Holdings Co., Ltd.	748,905	947,072
	Country Garden Services Holdings Co., Ltd.	100,977	326,223
	CP Pokphand Co., Ltd.	504,000	43,864
	CPMC Holdings, Ltd.	88,000	33,281
	CRCC High-Tech Equipment Corp., Ltd., Class H	26,500	3,898
	CRRC Corp., Ltd., Class H	101,000	66,595
	CSC Financial Co., Ltd., Class H	32,500	25,394
	CSPC Pharmaceutical Group, Ltd.	314,000	688,748
	Dawnrays Pharmaceutical Holdings, Ltd.	65,000	12,120
*	Differ Group Holding Co., Ltd.	16,000	935
	Digital China Holdings, Ltd.	95,000	48,226
	Dongfang Electric Corp., Ltd., Class H	38,400	20,000
	Dongfeng Motor Group Co., Ltd., Class H	152,000	113,587
	Dongjiang Environmental Co., Ltd., Class H	11,800	8,936
	Dongyue Group, Ltd.	118,000	53,630
	Dynagreen Environmental Protection Group Co., Ltd., Class H	39,000	15,056
	EEKA Fashion Holdings, Ltd.	13,000	13,743
	ENN Energy Holdings, Ltd.	59,700	694,006
	Essex Bio-technology, Ltd.	40,000	27,396
	Everbright Securities Co., Ltd., Class H	11,400	7,794
*	EverChina International Holdings Co., Ltd.	425,000	11,859
#*	Fang Holdings, Ltd., ADR	7,509	19,523
	Fanhua, Inc., ADR	3,031	71,562
	Fantasia Holdings Group Co., Ltd.	205,500	36,666
	Far East Horizon, Ltd.	170,000	150,197

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	First Tractor Co., Ltd., Class H	64,000	$12,171
	Flat Glass Group Co., Ltd., Class H	46,000	29,106
	Fu Shou Yuan International Group, Ltd.	49,000	41,116
	Fufeng Group, Ltd.	147,000	56,804
*	Fullshare Holdings, Ltd.	262,500	5,125
	Fuyao Glass Industry Group Co., Ltd., Class H	37,200	106,450
*	GCL New Energy Holdings, Ltd.	596,000	10,623
#*	GCL-Poly Energy Holdings, Ltd.	1,257,000	47,775
#*	GDS Holdings, Ltd., ADR	3,686	190,603
	Geely Automobile Holdings, Ltd.	425,000	673,458
	Gemdale Properties & Investment Corp., Ltd.	470,000	63,410
	Genertec Universal Medical Group Co., Ltd.	148,500	101,473
	GF Securities Co., Ltd., Class H	45,400	49,588
*	Glorious Property Holdings, Ltd.	323,000	7,140
	Golden Eagle Retail Group, Ltd.	29,000	29,884
*	Golden Meditech Holdings, Ltd.	108,000	10,993
	Goldlion Holdings, Ltd.	56,000	15,592
	Goldpac Group, Ltd.	61,000	13,490
#*	GOME Retail Holdings, Ltd.	693,000	63,592
*	Grand Baoxin Auto Group, Ltd.	79,500	12,722
	Great Wall Motor Co., Ltd., Class H	204,500	135,126
	Greatview Aseptic Packaging Co., Ltd.	154,000	61,402
	Greenland Hong Kong Holdings, Ltd.	82,000	30,931
	Greentown China Holdings, Ltd.	98,500	116,998
	Greentown Service Group Co., Ltd.	112,000	118,154
	Guangdong Investment, Ltd.	48,000	97,424
	Guangshen Railway Co., Ltd., Class H	140,000	38,723
	Guangzhou Automobile Group Co., Ltd., Class H	82,800	82,986
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	18,000	57,655
	Guangzhou R&F Properties Co., Ltd., Class H	127,200	191,878
	Guorui Properties, Ltd.	131,000	25,734
	Guotai Junan Securities Co., Ltd., Class H	24,800	39,540
*	Haichang Ocean Park Holdings, Ltd.	63,000	5,678
	Haier Electronics Group Co., Ltd.	121,000	363,450
*	Hailiang Education Group, Inc., ADR	321	22,823
	Haitian International Holdings, Ltd.	40,000	86,480
	Haitong Securities Co., Ltd., Class H	90,800	87,747
*	Harbin Bank Co., Ltd., Class H	4,000	722
*	Harbin Electric Co., Ltd., Class H	122,000	31,860
*	HC Group, Inc.	73,000	18,958
	Health and Happiness H&H International Holdings, Ltd.	30,000	125,755
	Henderson Investment, Ltd.	24,000	1,908
	Hengdeli Holdings, Ltd.	372,000	14,092
*	Hi Sun Technology China, Ltd.	180,000	26,295
	Hilong Holding, Ltd.	83,000	7,933
	Hisense Home Appliances Group Co., Ltd., Class H	34,000	34,585
	HKC Holdings, Ltd.	12,000	9,835
*	Honghua Group, Ltd.	432,000	23,638
	Honworld Group, Ltd.	22,500	8,044
	Hopson Development Holdings, Ltd.	56,000	51,173
	Hua Hong Semiconductor, Ltd.	18,000	42,966
	Huaneng Renewables Corp., Ltd., Class H	472,000	193,057
*	Huanxi Media Group, Ltd.	70,000	16,073
	Huatai Securities Co., Ltd., Class H	25,800	40,495
	Huazhong In-Vehicle Holdings Co., Ltd.	80,000	10,992
	IMAX China Holding, Inc.	13,100	24,393
	Industrial & Commercial Bank of China, Ltd., Class H	1,997,000	1,325,555
#	Inspur International, Ltd.	38,000	13,602
*	JD.com, Inc., ADR	14,648	552,083

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jiangnan Group, Ltd.	474,000	$19,703
	Jiangsu Expressway Co., Ltd., Class H	152,000	188,329
	Jiangxi Copper Co., Ltd., Class H	88,000	103,765
	Jiayuan International Group, Ltd.	58,000	20,801
	Jingrui Holdings, Ltd.	67,000	19,743
*	JinkoSolar Holding Co., Ltd., ADR	2,662	49,779
	JNBY Design, Ltd.	31,500	36,474
	Joy City Property, Ltd.	198,000	19,733
#*	JOYY, Inc.	5,139	311,064
	Ju Teng International Holdings, Ltd.	56,000	12,876
*	Jumei International Holding, Ltd., ADR	490	8,085
	Kaisa Group Holdings, Ltd.	349,000	144,721
#*	Kangda International Environmental Co., Ltd.	1,000	100
#*	Kasen International Holdings, Ltd.	59,000	25,712
	Kingdee International Software Group Co., Ltd.	64,000	68,343
#*	KuangChi Science, Ltd.	44,000	1,340
	Kunlun Energy Co., Ltd.	48,000	37,180
	KWG Group Holdings, Ltd.	152,000	196,831
	Lee & Man Paper Manufacturing, Ltd.	92,000	63,545
	Lee's Pharmaceutical Holdings, Ltd.	32,500	17,472
	Legend Holdings Corp., Class H	42,700	79,368
	Lenovo Group, Ltd.	1,304,000	850,862
*	Lexinfintech Holdings, Ltd., ADR	1,200	15,960
	Li Ning Co., Ltd.	298,500	871,733
*	Lifestyle China Group, Ltd.	31,500	8,427
*	Lifetech Scientific Corp.	192,000	34,388
	Livzon Pharmaceutical Group, Inc., Class H	5,980	20,504
	Logan Property Holdings Co., Ltd.	248,000	374,875
	Longfor Group Holdings, Ltd.	75,500	318,621
	Lonking Holdings, Ltd.	253,000	66,359
#	Luye Pharma Group, Ltd.	124,500	79,870
	LVGEM China Real Estate Investment Co., Ltd.	100,000	33,797
	Maoye International Holdings, Ltd.	160,000	10,217
	Metallurgical Corp. of China, Ltd., Class H	150,000	29,211
	Minmetals Land, Ltd.	142,000	21,896
	Minth Group, Ltd.	112,000	342,575
*	MMG, Ltd.	304,000	68,002
	Modern Land China Co., Ltd.	136,000	18,899
	Momo, Inc., Sponsored ADR	17,978	550,127
	Nan Hai Corp., Ltd.	700,000	8,377
	NetDragon Websoft Holdings, Ltd.	22,000	53,137
	NetEase, Inc., ADR	4,711	1,511,100
	New China Life Insurance Co., Ltd., Class H	44,000	164,128
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	2,517	305,941
*	New World Department Store China, Ltd.	60,000	9,643
	Nexteer Automotive Group, Ltd.	43,000	31,613
	Nine Dragons Paper Holdings, Ltd.	197,000	186,167
*	Noah Holdings, Ltd., ADR	1,135	38,511
	NVC International Holdings, Ltd.	137,000	4,222
	O-Net Technologies Group, Ltd.	21,000	10,866
	Orient Securities Co., Ltd., Class H	52,000	28,620
	Overseas Chinese Town Asia Holdings, Ltd.	64,000	19,622
	Pacific Online, Ltd.	58,000	11,674
#*	Panda Green Energy Group, Ltd.	592,000	19,326
	PAX Global Technology, Ltd.	99,000	45,876
	People's Insurance Co. Group of China, Ltd. (The), Class H	199,000	71,202
	Phoenix Media Investment Holdings, Ltd.	100,000	6,357
	Phoenix New Media, Ltd., ADR	2,748	4,974
	PICC Property & Casualty Co., Ltd., Class H	291,000	311,210

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ping An Insurance Group Co. of China, Ltd., Class H	319,000	$3,607,204
	Poly Property Group Co., Ltd.	189,000	73,207
	Postal Savings Bank of China Co., Ltd., Class H	289,000	179,829
	Pou Sheng International Holdings, Ltd.	208,000	61,947
	Powerlong Real Estate Holdings, Ltd.	119,000	65,134
*	PW Medtech Group, Ltd.	4,000	655
#*	Q Technology Group Co., Ltd.	51,000	71,907
	Qingdao Port International Co., Ltd., Class H	49,000	31,785
	Qingling Motors Co., Ltd., Class H	88,000	20,552
	Redco Properties Group Ltd.	70,000	30,797
	Road King Infrastructure, Ltd.	17,000	28,540
	Ronshine China Holdings, Ltd.	81,500	86,189
	Sany Heavy Equipment International Holdings Co., Ltd.	107,000	51,735
#	Seazen Group, Ltd.	132,000	132,514
*	Secoo Holding, Ltd., ADR	1,627	10,348
	Shandong Chenming Paper Holdings, Ltd., Class H	45,500	17,739
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	88,000	104,936
	Shanghai Electric Group Co., Ltd., Class H	160,000	47,288
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	36,500	97,056
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	22,000	12,788
	Shanghai Industrial Holdings, Ltd.	35,000	61,648
	Shanghai Industrial Urban Development Group, Ltd.	281,000	32,333
	Shanghai Jin Jiang Capital Co., Ltd., Class H	188,000	31,580
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	57,700	107,453
	Shanghai Prime Machinery Co., Ltd., Class H	82,000	7,650
	Shengjing Bank Co., Ltd., Class H	22,000	19,425
	Shenwan Hongyuan Group Co., Ltd.	82,400	19,200
	Shenzhen Expressway Co., Ltd., Class H	52,000	67,282
	Shenzhen International Holdings, Ltd.	90,055	179,890
	Shenzhen Investment, Ltd.	299,174	103,311
	Shenzhou International Group Holdings, Ltd.	37,000	489,133
	Shimao Property Holdings, Ltd.	101,000	325,927
	Shui On Land, Ltd.	360,500	71,867
	Sichuan Expressway Co., Ltd., Class H	60,000	16,386
	Sihuan Pharmaceutical Holdings Group, Ltd.	350,000	39,464
*	SINA Corp.	8,064	312,399
	Sino Biopharmaceutical, Ltd.	350,000	462,202
	Sinofert Holdings, Ltd.	388,000	37,753
*	Sinolink Worldwide Holdings, Ltd.	336,000	16,521
	Sino-Ocean Group Holding, Ltd.	268,000	96,375
	Sinopec Engineering Group Co., Ltd., Class H	145,000	78,133
	Sinopec Kantons Holdings, Ltd.	130,000	50,599
*	Sinopec Oilfield Service Corp., Class H	362,000	36,436
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	204,000	51,869
	Sinopharm Group Co., Ltd., Class H	161,600	525,835
	Sinosoft Technology Group, Ltd.	52,000	10,015
	Sinotrans, Ltd., Class H	230,000	70,381
	Sinotruk Hong Kong, Ltd.	67,500	115,900
	Skyfame Realty Holdings, Ltd.	274,000	35,504
*	Skyworth Group, Ltd.	154,000	41,116
	SOHO China, Ltd.	139,000	52,996
*	Sohu.com, Ltd., ADR	606	6,442
	Springland International Holdings, Ltd.	68,000	19,503
	SSY Group, Ltd.	168,000	153,549
	Sun Art Retail Group, Ltd.	132,000	156,835
	Sun King Power Electronics Group	84,000	12,344
	Sunac China Holdings, Ltd.	218,000	1,051,428
	Sunny Optical Technology Group Co., Ltd.	37,500	595,890
	Symphony Holdings, Ltd.	170,000	18,580

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	TAL Education Group, ADR	1,736	$86,626
	TCL Electronics Holdings, Ltd.	69,000	30,908
	Tencent Holdings, Ltd.	219,500	10,467,993
	Tenfu Cayman Holdings Co., Ltd.	29,000	22,593
	Texhong Textile Group, Ltd.	31,000	32,326
*	Textainer Group Holdings, Ltd.	2,842	27,268
	Tian An China Investment Co., Ltd.	24,000	9,918
*	Tian Ge Interactive Holdings, Ltd.	74,000	16,609
	Tian Shan Development Holding, Ltd.	48,000	18,535
	Tiangong International Co., Ltd.	24,000	8,136
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	38,000	12,175
	Tianjin Development Holdings, Ltd.	64,000	17,043
	Tianjin Port Development Holdings, Ltd.	120,000	10,713
	Tianneng Power International, Ltd.	68,000	45,520
*	Tibet Water Resources, Ltd.	29,000	1,900
	Tingyi Cayman Islands Holding Corp.	184,000	310,417
	Tomson Group, Ltd.	42,000	10,684
	Tong Ren Tang Technologies Co., Ltd., Class H	29,000	26,841
	Tongda Group Holdings, Ltd.	460,000	48,368
	Towngas China Co., Ltd.	82,391	51,041
	TravelSky Technology, Ltd., Class H	78,000	168,793
	Trigiant Group, Ltd.	64,000	13,796
*	Trip.com Group Ltd., ADR	14,061	451,780
	Tsingtao Brewery Co., Ltd., Class H	32,000	176,996
*	Tuniu Corp., Sponsored ADR	2,276	4,370
	Uni-President China Holdings, Ltd.	131,000	133,335
	United Energy Group, Ltd.	1,102,000	194,397
*	Vipshop Holdings, Ltd., ADR	68,034	866,073
	Want Want China Holdings, Ltd.	431,000	355,769
	Wasion Holdings, Ltd.	42,000	16,554
#*	Weibo Corp., Sponsored ADR	10,407	443,546
	Weichai Power Co., Ltd., Class H	161,000	281,868
	Wisdom Education International Holdings Co., Ltd.	20,000	7,531
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	36,500	38,806
	Xiamen International Port Co., Ltd., Class H	84,000	10,195
	Xingda International Holdings, Ltd.	87,449	23,682
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	20,000	13,777
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	56,556	59,261
	Xinyuan Real Estate Co., Ltd., ADR	2,452	8,141
	Xtep International Holdings, Ltd.	69,463	31,447
#*	Xunlei, Ltd., ADR	6,026	25,490
	Yadea Group Holdings, Ltd.	84,000	21,643
	Yashili International Holdings, Ltd.	88,000	7,575
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	12,800	73,361
	Yihai International Holding, Ltd.	39,000	219,144
#*	Yiren Digital, Ltd., ADR	2,600	11,908
*	YuanShengTai Dairy Farm, Ltd.	202,000	6,968
	Yuexiu Property Co., Ltd.	626,000	125,307
	Yuexiu Transport Infrastructure, Ltd.	72,000	62,703
	Yum China Holdings, Inc.	6,655	286,631
	Yuzhou Properties Co., Ltd.	333,888	154,053
	Zhaojin Mining Industry Co., Ltd., Class H	38,000	43,781
	Zhejiang Expressway Co., Ltd., Class H	130,000	106,128
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	22,600	11,219
*	Zhong An Group, Ltd.	144,000	4,147
	Zhongsheng Group Holdings, Ltd.	75,500	277,865
*	Zhuguang Holdings Group Co., Ltd.	42,000	6,166
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	45,800	154,220
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	116,400	85,461

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	ZTE Corp., Class H	43,800	$140,334
	ZTO Express Cayman, Inc., ADR	13,375	290,505
TOTAL CHINA			72,830,140
COLOMBIA — (0.3%)
	Banco de Bogota SA	955	24,852
	Bancolombia SA, Sponsored ADR	3,795	199,124
	Bancolombia SA	6,380	79,172
	Celsia SA ESP	30,440	40,364
	Grupo Aval Acciones y Valores SA	5,000	42,250
	Grupo de Inversiones Suramericana SA	14,206	132,921
	Interconexion Electrica SA ESP	54,591	300,091
TOTAL COLOMBIA			818,774
CZECH REPUBLIC — (0.1%)
	Komercni banka A.S.	4,141	142,329
	Moneta Money Bank A.S.	63,271	231,029
	O2 Czech Republic A.S.	5,693	58,628
TOTAL CZECH REPUBLIC			431,986
EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	45,532	239,501
GREECE — (0.4%)
	Aegean Airlines SA	2,273	21,070
*	Alpha Bank AE	29,571	59,185
	Athens Water Supply & Sewage Co. SA	3,457	28,458
	AUTOHELLAS SA	1,372	11,711
	Bank of Greece	2,588	45,508
*	Ellaktor SA	12,618	23,807
*	Eurobank Ergasias SA	37,725	34,614
	Fourlis Holdings SA	7,485	47,135
*	GEK Terna Holding Real Estate Construction SA	11,544	104,632
	Hellenic Exchanges - Athens Stock Exchange SA	4,772	24,692
	Hellenic Petroleum SA	5,363	46,843
	Hellenic Telecommunications Organization SA	7,048	105,259
	Holding Co. ADMIE IPTO SA	13,574	34,682
	JUMBO SA	6,925	140,842
*	LAMDA Development SA	6,887	61,601
	Motor Oil Hellas Corinth Refineries SA	5,396	114,578
	OPAP SA	11,729	146,050
*	Piraeus Bank SA	20,390	72,410
	Piraeus Port Authority SA	716	17,204
	Sarantis SA	4,258	41,965
*	Terna Energy SA	9,048	81,380
TOTAL GREECE			1,263,626
HONG KONG — (0.0%)
*	Huayi Tencent Entertainment Co., Ltd.	1,000,000	12,892
HUNGARY — (0.2%)
	Magyar Telekom Telecommunications P.L.C.	55,259	82,382
	OTP Bank P.L.C.	6,419	297,341
	Richter Gedeon Nyrt	14,692	315,827
TOTAL HUNGARY			695,550

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (12.9%)
*	3M India, Ltd.	337	$108,070
	Aarti Industries, Ltd.	8,178	113,320
*	Aarti Surfactants, Ltd.	409	457
	ABB India, Ltd.	1,812	33,080
	ABB Powar Products & System India, Ltd.	362	3,860
	Abbott India, Ltd.	126	22,123
	ACC, Ltd.	562	11,840
*	Adani Green Energy, Ltd.	11,333	29,871
	Adani Ports & Special Economic Zone, Ltd.	62,408	322,410
*	Adani Transmissions, Ltd.	63,280	294,754
*	Aditya Birla Capital, Ltd.	74,545	103,174
*	Aditya Birla Fashion and Retail, Ltd.	22,432	73,411
	Advanced Enzyme Technologies, Ltd.	8,727	20,753
	Aegis Logistics, Ltd.	10,056	29,594
	AIA Engineering, Ltd.	3,015	75,278
	Ajanta Pharma, Ltd.	2,822	43,658
	Akzo Nobel India, Ltd.	1,637	46,911
	Alembic Pharmaceuticals, Ltd.	6,945	61,138
*	Allahabad Bank	134,854	33,462
	Allcargo Logistics, Ltd.	7,609	11,992
	Amara Raja Batteries, Ltd.	3,941	42,509
	Amber Enterprises India, Ltd.	728	15,298
*	Andhra Bank	28,151	6,319
	Apar Industries, Ltd.	1,069	5,809
	APL Apollo Tubes, Ltd.	1,339	36,817
	Apollo Hospitals Enterprise, Ltd.	10,337	240,938
	Apollo Tyres, Ltd.	18,076	42,108
	Asahi India Glass, Ltd.	6,004	20,208
	Ashok Leyland, Ltd.	180,396	206,943
*	Ashoka Buildcon, Ltd.	9,386	14,951
	Asian Paints, Ltd.	23,792	598,309
*	Aster DM Healthcare, Ltd.	6,444	14,975
	Astral Polytechnik, Ltd.	3,898	65,529
	Atul, Ltd.	2,215	152,353
	Aurobindo Pharma, Ltd.	42,566	287,141
	Automotive Axles, Ltd.	818	9,543
	Avanti Feeds, Ltd.	4,215	39,124
*	Avenue Supermarts, Ltd.	7,451	222,439
	Axis Bank, Ltd.	40,435	413,695
	Axis Bank, Ltd., GDR	1,599	81,709
	Bajaj Auto, Ltd.	7,267	323,156
*	Bajaj Consumer Care, Ltd.	15,285	48,110
	Bajaj Electricals, Ltd.	4,414	23,027
	Bajaj Finance, Ltd.	8,069	493,438
	Bajaj Finserv, Ltd.	2,682	354,464
	Bajaj Holdings & Investment, Ltd.	2,224	107,847
	Balkrishna Industries, Ltd.	6,491	97,093
	Balmer Lawrie & Co., Ltd.	12,265	20,634
	Balrampur Chini Mills, Ltd.	15,243	35,311
	Bandhan Bank, Ltd.	8,890	55,952
*	Bank of Baroda	76,088	98,146
*	Bank of Maharashtra	142,429	26,111
	BASF India, Ltd.	2,256	31,346
	Bata India, Ltd.	3,147	79,474
	Bayer CropScience, Ltd.	538	31,087
	BEML, Ltd.	1,351	18,461
	Berger Paints India, Ltd.	36,225	284,020
*	BF Utilities, Ltd.	2,290	9,646
	Bharat Electronics, Ltd.	99,312	125,260

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Heavy Electricals, Ltd.	78,268	$46,744
	Bharat Petroleum Corp., Ltd.	53,030	339,821
*	Bharti Airtel, Ltd.	111,670	776,954
	Bharti Infratel, Ltd.	21,260	73,988
	Biocon, Ltd.	51,133	209,930
*	Birlasoft, Ltd.	17,211	19,408
	Blue Dart Express, Ltd.	416	15,713
	Blue Star, Ltd.	3,305	38,471
	Bombay Dyeing & Manufacturing Co., Ltd.	22,860	30,146
	Borosil Glass Works, Ltd.	3,668	8,868
	Bosch, Ltd.	477	92,600
	Brigade Enterprises, Ltd.	8,709	28,898
	Britannia Industries, Ltd.	3,972	177,161
	BSE, Ltd.	1,554	11,614
	Cadila Healthcare, Ltd.	28,479	105,563
	Can Fin Homes, Ltd.	6,909	46,775
*	Canara Bank	17,916	50,562
	Capacit'e Infraprojects, Ltd.	4,149	11,202
	Caplin Point Laboratories, Ltd.	3,081	12,343
	Carborundum Universal, Ltd.	3,978	18,686
	Care Ratings, Ltd.	1,129	10,366
	Castrol India, Ltd.	62,713	117,742
	CCL Products India, Ltd.	6,689	21,014
	Ceat, Ltd.	1,512	21,155
	Central Depository Services India, Ltd.	3,947	14,617
	Century Plyboards India, Ltd.	8,168	19,488
	Cera Sanitaryware, Ltd.	505	19,143
*	CG Power and Industrial Solutions, Ltd.	53,021	7,135
	Chambal Fertilizers & Chemicals, Ltd.	14,384	36,380
*	Chennai Petroleum Corp., Ltd.	10,031	17,505
*	Cholamandalam Financial Holdings, Ltd.	10,200	77,442
	Cholamandalam Investment and Finance Co., Ltd.	30,922	140,763
	Cipla, Ltd.	42,645	266,952
	City Union Bank, Ltd.	22,474	72,479
	Cochin Shipyard, Ltd.	6,885	36,639
	Colgate-Palmolive India, Ltd.	13,747	256,405
	Container Corp. Of India, Ltd.	22,415	178,642
	Coromandel International, Ltd.	12,729	112,595
*	Corp. Bank	129,056	42,281
*	Cox & Kings, Ltd.	2,973	39
*	CreditAccess Grameen, Ltd.	901	10,066
	CRISIL, Ltd.	2,050	48,943
	Cummins India, Ltd.	5,350	43,029
	Cyient, Ltd.	2,102	14,508
	Dabur India, Ltd.	39,150	271,916
	DB Corp., Ltd.	4,160	8,019
	DCB Bank, Ltd.	20,885	52,356
	DCM Shriram, Ltd.	8,501	44,142
*	DEN Networks, Ltd.	11,087	7,742
	DFM Foods, Ltd.	4,124	17,774
	Dhampur Sugar Mills, Ltd.	5,947	16,932
	Dhanuka Agritech, Ltd.	1,466	10,617
	Dilip Buildcon, Ltd.	4,776	27,801
*	Dish TV India, Ltd.	37,588	6,794
	Dishman Carbogen Amcis, Ltd.	8,585	8,989
	Divi's Laboratories, Ltd.	8,789	240,016
	Dixon Technologies India, Ltd.	313	20,174
	DLF, Ltd.	48,720	177,173
	Dr Lal PathLabs, Ltd.	3,200	79,424

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	eClerx Services, Ltd.	4,351	$38,103
	Edelweiss Financial Services, Ltd.	37,866	50,393
	Eicher Motors, Ltd.	820	231,807
	EID Parry India, Ltd.	10,721	34,302
	Emami, Ltd.	12,745	52,691
	Endurance Technologies, Ltd.	2,456	37,338
	Engineers India, Ltd.	15,558	19,770
*	Eris Lifesciences, Ltd.	2,956	21,618
	Escorts, Ltd.	8,939	100,131
	Essel Propack, Ltd.	8,433	21,189
	Excel Industries, Ltd.	907	11,214
	Exide Industries, Ltd.	28,384	78,043
*	FDC, Ltd.	6,240	20,484
	Federal Bank, Ltd.	200,831	256,916
	Finolex Cables, Ltd.	8,873	49,461
	Finolex Industries, Ltd.	4,401	34,906
	Firstsource Solutions, Ltd.	43,585	26,635
	Force Motors, Ltd.	1,031	18,092
*	Fortis Healthcare, Ltd.	28,318	60,661
*	Future Enterprises, Ltd.	17,741	5,931
	Future Lifestyle Fashions, Ltd.	7,133	41,459
*	Future Retail, Ltd.	11,166	51,508
	Gabriel India, Ltd.	5,802	9,203
	GAIL India, Ltd.	20,175	34,002
	Garware Technical Fibres, Ltd.	665	13,913
	Gateway Distriparks, Ltd.	3,803	7,383
*	Gayatri Projects, Ltd.	11,002	8,384
	GE T&D India, Ltd.	2,445	5,727
	General Insurance Corp. of India	2,875	10,027
*	GFL, Ltd.	3,681	7,310
	GHCL, Ltd.	7,976	20,739
	Gillette India, Ltd.	1,157	101,181
	GlaxoSmithKline Consumer Healthcare, Ltd.	430	53,100
	GlaxoSmithKline Pharmaceuticals, Ltd.	1,499	34,874
	Glenmark Pharmaceuticals, Ltd.	17,332	75,111
	GMM Pfaudler, Ltd.	415	14,502
	Godrej Consumer Products, Ltd.	25,024	235,535
	Godrej Industries, Ltd.	6,910	39,798
*	Godrej Properties, Ltd.	3,360	50,910
	Granules India, Ltd.	19,637	40,098
	Graphite India, Ltd.	4,107	17,057
	Greaves Cotton, Ltd.	10,547	19,938
*	Greenpanel Industries, Ltd.	8,369	6,555
	Greenply Industries, Ltd.	12,971	27,753
	Grindwell Norton, Ltd.	4,017	35,745
	Gujarat Alkalies & Chemicals, Ltd.	2,281	12,652
	Gujarat Ambuja Exports, Ltd.	3,281	7,053
*	Gujarat Fluorochemicals, Ltd.	3,681	31,874
	Gujarat Gas, Ltd.	21,613	87,337
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,675	9,998
	Gujarat Pipavav Port, Ltd.	26,075	31,892
	Gujarat State Petronet, Ltd.	25,211	89,304
	Gulf Oil Lubricants India, Ltd.	2,672	30,195
	Hatsun Agro Products, Ltd.	3,665	32,597
	Havells India, Ltd.	27,304	230,790
	HCL Technologies, Ltd.	62,738	520,241
	HDFC Asset Management Co., Ltd.	236	10,464
	HDFC Life Insurance Co., Ltd.	36,335	305,050
	HEG, Ltd.	875	13,095

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Hemisphere Properties India, Ltd.	3,759	$6,590
	Heritage Foods, Ltd.	2,344	12,169
	Hero MotoCorp, Ltd.	14,865	518,639
	Hexaware Technologies, Ltd.	20,266	103,588
	HFCL, Ltd.	66,885	15,823
	HG Infra Engineering Ltd.	3,143	11,791
	Hikal, Ltd.	5,929	10,270
	Himadri Speciality Chemical, Ltd.	9,211	8,519
	Himatsingka Seide, Ltd.	2,577	4,595
	Hinduja Global Solutions, Ltd.	1,132	10,662
*	Hindustan Construction Co., Ltd.	72,337	11,046
	Hindustan Petroleum Corp., Ltd.	67,414	219,911
	Hindustan Unilever, Ltd.	40,974	1,168,260
	Honda SIEL Power Products, Ltd.	168	2,830
	Honeywell Automation India, Ltd.	296	114,849
	Housing Development Finance Corp., Ltd.	42,215	1,428,118
	ICICI Bank, Ltd., Sponsored ADR	61,085	890,619
	ICICI Lombard General Insurance Co., Ltd.	7,556	139,979
	ICICI Prudential Life Insurance Co., Ltd.	14,890	106,615
	ICICI Securities, Ltd.	9,175	60,510
	ICRA, Ltd.	250	10,291
*	IDFC First Bank, Ltd.	288,490	164,126
	IDFC, Ltd.	126,216	61,773
*	IFB Industries, Ltd.	864	7,262
*	IFCI, Ltd.	73,561	6,606
	IIFL Finance, Ltd.	16,781	39,605
*	IIFL Securities, Ltd.	5,801	4,403
	IIFL Wealth Management, Ltd.	1,403	26,240
	Indiabulls Housing Finance, Ltd.	42,557	182,670
*	Indiabulls Integrated Services, Ltd.	4,301	7,148
*	Indiabulls Real Estate, Ltd.	23,832	34,747
	Indiabulls Ventures, Ltd.	12,439	30,812
*	Indian Bank	11,372	16,494
*	Indian Overseas Bank	48,120	6,846
	Indraprastha Gas, Ltd.	27,230	193,172
	IndusInd Bank, Ltd.	811	14,210
	Infibeam Avenues, Ltd.	32,279	25,893
	Info Edge India, Ltd.	3,370	133,985
	Infosys, Ltd., Sponsored ADR	59,005	646,695
	Infosys, Ltd.	219,177	2,398,911
	Ingersoll-Rand India, Ltd.	2,626	24,522
	Inox Leisure, Ltd.	5,506	31,162
*	Intellect Design Arena, Ltd.	3,329	7,898
	Ipca Laboratories, Ltd.	6,099	106,928
*	IRB Infrastructure Developers, Ltd.	12,120	17,510
	IRCON International, Ltd.	1,871	12,367
	ITD Cementation India, Ltd.	9,348	7,900
	Jagran Prakashan, Ltd.	12,267	11,602
*	Jain Irrigation Systems, Ltd.	16,352	1,623
*	Jammu & Kashmir Bank, Ltd. (The)	23,470	9,014
	Jamna Auto Industries, Ltd.	11,234	6,603
	JB Chemicals & Pharmaceuticals, Ltd.	2,554	17,758
	Jindal Saw, Ltd.	18,284	22,983
*	Jindal Stainless, Ltd.	36,834	20,653
	JM Financial, Ltd.	30,306	44,785
	JMC Projects India, Ltd.	7,685	10,504
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	685	23,101
	JTEKT India, Ltd.	7,355	8,539
	Jubilant Foodworks, Ltd.	5,049	133,760

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Just Dial, Ltd.	7,881	$61,789
	Kajaria Ceramics, Ltd.	10,174	82,721
	Kalpataru Power Transmission, Ltd.	6,093	38,117
	Kansai Nerolac Paints, Ltd.	11,650	82,421
	Karnataka Bank, Ltd. (The)	22,186	22,871
	Karur Vysya Bank, Ltd. (The)	45,425	30,850
	Kaveri Seed Co., Ltd.	2,830	18,744
	KEC International, Ltd.	8,905	42,149
	KEI Industries, Ltd.	6,045	47,800
	KNR Constructions, Ltd.	4,264	18,164
	Kotak Mahindra Bank, Ltd.	13,537	319,683
*	KPIT Technologies, Ltd.	17,211	23,765
	KPR Mill, Ltd.	2,236	21,326
	KRBL, Ltd.	5,074	18,735
	KSB, Ltd.	1,450	15,023
	LA Opala RG, Ltd.	5,178	13,341
	Lakshmi Machine Works, Ltd.	252	11,570
*	Lakshmi Vilas Bank, Ltd. (The)	14,604	3,098
	Laurus Labs, Ltd.	3,569	21,525
	LIC Housing Finance, Ltd.	40,909	251,047
	Lupin, Ltd.	28,111	282,174
	LUX Industries, Ltd.	509	10,568
	Magma Fincorp, Ltd.	10,065	8,172
	Mahanagar Gas, Ltd.	5,012	82,325
	Maharashtra Scooters, Ltd.	241	14,735
	Mahindra & Mahindra Financial Services, Ltd.	49,041	252,660
	Mahindra & Mahindra, Ltd.	52,212	415,350
*	Mahindra CIE Automotive, Ltd.	5,090	12,478
	Mahindra Lifespace Developers, Ltd.	2,324	13,667
	Mahindra Logistics, Ltd.	1,996	11,963
	Majesco, Ltd.	1,448	7,936
	Manappuram Finance, Ltd.	52,958	138,886
	Mangalore Refinery & Petrochemicals, Ltd.	16,296	10,497
	Marico, Ltd.	90,380	401,488
	Marksans Pharma, Ltd.	28,757	7,445
	Maruti Suzuki India, Ltd.	4,787	463,185
	MAS Financial Services, Ltd.	1,285	17,729
	Mastek, Ltd.	1,601	9,911
*	Max Financial Services, Ltd.	12,145	86,083
*	Max India, Ltd.	13,084	15,827
	Meghmani Organics, Ltd.	15,132	11,611
	Minda Industries, Ltd.	6,758	37,273
	Mindtree, Ltd.	10,510	130,335
	MOIL, Ltd.	8,751	18,721
	Motherson Sumi Systems, Ltd.	74,345	138,449
	Motilal Oswal Financial Services, Ltd.	4,294	47,641
	Mphasis, Ltd.	19,365	251,106
	MRF, Ltd.	106	103,239
*	Music Broadcast, Ltd.	12,716	4,790
*	Muthoot Capital Services, Ltd.	916	7,639
	Muthoot Finance, Ltd.	14,320	152,215
	Narayana Hrudayalaya, Ltd.	3,609	19,107
	Natco Pharma, Ltd.	10,632	94,436
	National Aluminium Co., Ltd.	56,891	33,948
	Navin Fluorine International, Ltd.	1,462	23,616
	Navneet Education, Ltd.	8,985	11,507
	NBCC India, Ltd.	74,349	35,035
	NESCO, Ltd.	1,056	11,059
	Newgen Software Technologies, Ltd.	2,514	7,834

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NIIT Technologies, Ltd.	3,929	$106,246
	NIIT, Ltd.	14,595	20,069
	NOCIL, Ltd.	7,509	10,033
	NRB Bearings, Ltd.	7,569	10,128
	Oberoi Realty, Ltd.	8,024	61,331
	Omaxe, Ltd.	8,455	18,368
*	Oracle Financial Services Software, Ltd.	4,171	170,714
	Orient Electric, Ltd.	3,828	13,271
*	Oriental Bank of Commerce	34,733	24,354
	Page Industries, Ltd.	698	238,519
*	PC Jeweller, Ltd.	23,471	7,329
	Persistent Systems, Ltd.	6,628	64,380
	Petronet LNG, Ltd.	139,780	521,133
	Pfizer, Ltd.	723	41,843
	Phillips Carbon Black, Ltd.	4,200	7,328
	Phoenix Mills, Ltd. (The)	3,605	43,679
	PI Industries, Ltd.	6,690	144,519
	Pidilite Industries, Ltd.	8,672	182,809
	Piramal Enterprises, Ltd.	6,329	136,622
	Piramal Enterprises, Ltd.	838	18,147
	PNB Housing Finance, Ltd.	5,849	35,500
	PNC Infratech, Ltd.	10,627	29,576
*	Power Finance Corp., Ltd.	101,205	164,824
	Power Grid Corp. of India, Ltd.	90,837	238,167
	Praj Industries, Ltd.	5,287	8,361
	Prestige Estates Projects, Ltd.	13,191	71,082
	Procter & Gamble Hygiene & Health Care, Ltd.	1,221	188,901
	PSP Projects, Ltd.	1,462	10,495
	PTC India, Ltd.	37,148	30,140
*	Punjab National Bank	52,635	44,473
	PVR, Ltd.	3,814	104,045
*	Quess Corp., Ltd.	9,510	84,068
	Radico Khaitan, Ltd.	8,207	45,593
	Rain Industries Ltd.	3,832	5,811
	Rajesh Exports, Ltd.	11,184	112,751
	Rallis India, Ltd.	7,424	24,402
	Rane Holdings, Ltd.	693	7,459
	Rashtriya Chemicals & Fertilizers, Ltd.	32,145	24,144
	Raymond, Ltd.	3,401	30,501
	RBL Bank, Ltd.	12,889	57,425
	REC, Ltd.	108,565	217,811
	Redington India, Ltd.	35,880	57,816
	Relaxo Footwears, Ltd.	7,127	73,408
	Repco Home Finance, Ltd.	3,440	15,993
	Sadbhav Engineering, Ltd.	13,046	23,947
	Sanofi India, Ltd.	601	55,715
	SBI Life Insurance Co., Ltd.	10,082	139,921
	Schaeffler India, Ltd.	967	61,983
*	Schneider Electric Infrastructure, Ltd.	8,940	10,371
	Security & Intelligence Services India, Ltd.	3,262	22,736
	Sequent Scientific, Ltd.	11,712	14,934
*	SH Kelkar & Co., Ltd.	12,727	19,985
	Sharda Cropchem, Ltd.	3,895	12,826
*	Sheela Foam, Ltd.	1,238	25,627
	Shilpa Medicare, Ltd.	4,071	15,240
	Shoppers Stop, Ltd.	3,499	20,356
	Shriram City Union Finance, Ltd.	1,727	32,756
	Shriram Transport Finance Co., Ltd.	26,381	375,807
	Siemens, Ltd.	4,833	101,354

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Siyaram Silk Mills, Ltd.	1,830	$5,773
	SKF India, Ltd.	1,211	35,017
	Sobha, Ltd.	5,871	36,895
	Solar Industries India, Ltd.	3,171	56,530
	Somany Ceramics, Ltd.	991	2,975
*	Somany Home Innovation, Ltd.	1,816	3,996
	Sonata Software, Ltd.	7,033	33,112
	South Indian Bank, Ltd. (The)	178,611	26,241
	SRF, Ltd.	2,926	154,903
	Sterlite Technologies, Ltd.	9,782	17,028
	Strides Pharma Science, Ltd.	5,475	35,437
	Subros, Ltd.	3,640	12,442
	Sudarshan Chemical Industries	1,652	10,527
	Sun Pharmaceutical Industries, Ltd.	43,122	262,924
	Sun TV Network, Ltd.	15,171	99,852
	Sundaram Finance, Ltd.	3,193	73,455
	Sundaram-Clayton, Ltd.	140	4,327
	Sundram Fasteners, Ltd.	4,148	29,751
	Sunteck Realty, Ltd.	6,996	39,025
	Suprajit Engineering, Ltd.	2,380	6,787
	Supreme Industries, Ltd.	5,593	109,633
	Suven Life Sciences, Ltd.	4,069	1,334
	Suven Pharmaceuticals, Ltd.	4,069	16,032
*	Suzlon Energy, Ltd.	553,919	18,448
	Swaraj Engines, Ltd.	560	9,648
	Symphony, Ltd.	1,436	24,357
*	Syndicate Bank	66,258	22,392
	Syngene International, Ltd.	8,864	38,884
	TAKE Solutions, Ltd.	12,235	16,371
	Tata Chemicals, Ltd.	3,783	39,815
	Tata Communications, Ltd.	3,759	21,681
	Tata Consultancy Services, Ltd.	56,692	1,656,189
	Tata Elxsi, Ltd.	3,748	49,820
	Tata Global Beverages, Ltd.	34,248	184,021
	Tata Metaliks, Ltd.	1,238	10,789
*	Tata Motors, Ltd.	384,732	945,203
	TCI Express, Ltd.	999	12,398
	Tech Mahindra, Ltd.	58,826	659,035
*	Techno Electric & Engineering Co., Ltd.	2,244	9,395
	Tejas Networks, Ltd.	2,818	3,231
	Texmaco Rail & Engineering, Ltd.	13,083	6,922
	Thermax, Ltd.	2,073	31,456
	Thomas Cook India, Ltd.	9,735	7,650
	Thyrocare Technologies, Ltd.	1,540	12,028
	Tide Water Oil Co India, Ltd.	155	10,158
	Time Technoplast, Ltd.	36,113	27,413
	Timken India, Ltd.	2,686	37,239
	Titan Co., Ltd.	23,966	397,583
	Torrent Pharmaceuticals, Ltd.	7,304	197,107
	Transport Corp. of India, Ltd.	2,560	9,543
	Trident, Ltd.	111,750	9,794
	Triveni Engineering & Industries, Ltd.	10,696	11,845
	Triveni Turbine, Ltd.	7,486	10,296
	TTK Prestige, Ltd.	170	13,781
	Tube Investments of India, Ltd.	6,223	44,971
	TV Today Network, Ltd.	4,144	14,021
*	TV18 Broadcast, Ltd.	135,440	48,615
	TVS Srichakra, Ltd.	357	8,517
*	UCO Bank	74,869	16,355

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Uflex, Ltd.	7,791	$22,866
	Unichem Laboratories, Ltd.	2,495	5,762
*	Union Bank of India	52,076	35,947
	United Breweries, Ltd.	8,548	150,768
*	United Spirits, Ltd.	36,673	318,868
	UPL, Ltd.	91,002	669,885
*	VA Tech Wabag, Ltd.	3,517	10,552
	Vaibhav Global, Ltd.	1,061	15,887
	Vakrangee, Ltd.	15,065	10,585
	Vardhman Textiles, Ltd.	2,067	30,055
	Varroc Engineering, Ltd.	2,039	13,403
	Varun Beverages, Ltd.	8,568	92,532
	Vesuvius India, Ltd.	776	11,851
	V-Guard Industries, Ltd.	9,469	29,807
	Vinati Organics, Ltd.	1,481	46,408
	Vindhya Telelinks, Ltd.	373	4,556
	VIP Industries, Ltd.	5,133	33,241
*	Vodafone Idea, Ltd.	375,819	27,973
	Voltas, Ltd.	7,685	74,799
	VRL Logistics, Ltd.	4,816	18,667
	WABCO India, Ltd.	321	30,619
	Welspun Corp., Ltd.	16,049	38,565
	Welspun Enterprises, Ltd.	9,097	10,029
	West Coast Paper Mills, Ltd.	3,553	11,304
*	Westlife Development Ltd.	1,704	10,353
	Whirlpool of India, Ltd.	4,239	146,163
	Wipro, Ltd.	140,166	465,624
*	Wockhardt, Ltd.	1,991	9,793
	Yes Bank, Ltd.	108,012	59,170
	Zee Entertainment Enterprises, Ltd.	166,372	624,046
	Zensar Technologies, Ltd.	6,946	16,619
TOTAL INDIA			41,591,792
INDONESIA — (2.1%)
	Ace Hardware Indonesia Tbk PT	895,400	112,647
	Adhi Karya Persero Tbk PT	262,700	19,736
*	Adi Sarana Armada Tbk PT	200,800	8,380
*	Agung Podomoro Land Tbk PT	1,072,900	11,264
*	Alam Sutera Realty Tbk PT	1,137,000	16,450
	Astra Otoparts Tbk PT	111,600	9,785
*	Asuransi Kresna Mitra Tbk PT	15,000	1,481
*	Bank Bukopin Tbk	819,000	13,398
	Bank Central Asia Tbk PT	388,700	918,506
	Bank Danamon Indonesia Tbk PT	99,600	25,297
	Bank Mandiri Persero Tbk PT	783,200	428,250
	Bank Negara Indonesia Persero Tbk PT	409,000	214,290
*	Bank Pan Indonesia Tbk PT	195,400	16,542
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	288,100	20,736
	Bank Pembangunan Daerah Jawa Timur Tbk PT	276,200	12,642
*	Bank Permata Tbk PT	512,900	43,943
	Bank Rakyat Indonesia Persero Tbk PT	2,191,300	712,402
	Bank Tabungan Negara Persero Tbk PT	345,100	46,972
*	Bank Tabungan Pensiunan Nasional Syariah TBK	45,800	14,751
	Barito Pacific Tbk PT	1,757,200	167,506
	Bekasi Fajar Industrial Estate Tbk PT	485,500	5,925
	Blue Bird Tbk PT	49,800	8,566
*	Buana Lintas Lautan Tbk PT	1,176,500	15,214
*	Bumi Serpong Damai Tbk PT	918,600	74,482
*	Capital Financial Indonesia Tbk PT	723,600	22,139

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Ciputra Development Tbk PT	1,509,400	$98,067
	Elnusa Tbk PT	509,600	10,081
	Erajaya Swasembada Tbk PT	208,500	24,053
*	Gajah Tunggal Tbk PT	272,300	9,844
*	Garuda Indonesia Persero Tbk PT	509,400	15,055
*	Global Mediacom Tbk PT	2,035,200	50,627
*	Hanson International Tbk PT	8,134,100	29,784
	Indofood CBP Sukses Makmur Tbk PT	171,300	142,149
	Indofood Sukses Makmur Tbk PT	456,100	261,339
*	Indosat Tbk PT	174,100	29,036
	Industri dan Perdagangan Bintraco Dharma Tbk PT	564,400	3,884
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	554,000	48,388
*	Inti Agri Resources Tbk PT	550,900	2,017
	Intiland Development Tbk PT	880,700	18,802
	Jasa Marga Persero Tbk PT	349,800	117,274
	Jaya Real Property Tbk PT	380,800	14,889
	Kalbe Farma Tbk PT	2,561,000	267,149
	KMI Wire & Cable Tbk PT	229,100	8,069
*	Krakatau Steel Persero Tbk PT	505,200	10,029
*	Kresna Graha Investama Tbk PT	1,622,300	56,884
	Link Net Tbk PT	207,000	55,597
*	Lippo Cikarang Tbk PT	369,600	19,994
*	Lippo Karawaci Tbk PT	4,118,500	69,224
*	M Cash Integrasi PT	53,400	8,756
	Matahari Department Store Tbk PT	263,400	56,576
	Mayora Indah Tbk PT	562,000	79,038
	Media Nusantara Citra Tbk PT	1,265,100	146,472
	Metrodata Electronics Tbk PT	291,800	35,744
	Mitra Adiperkasa Tbk PT	1,308,300	91,908
	Mitra Keluarga Karyasehat Tbk PT	218,200	41,368
	Mitra Pinasthika Mustika Tbk PT	193,500	8,669
*	MNC Land Tbk PT	2,082,200	22,239
*	Modernland Realty Tbk PT	1,122,000	15,813
	Nippon Indosari Corpindo Tbk PT	140,600	13,373
	Pabrik Kertas Tjiwi Kimia Tbk PT	123,400	81,862
	Pakuwon Jati Tbk PT	755,000	28,656
	Pan Brothers Tbk PT	209,300	4,285
*	Panin Financial Tbk PT	2,781,700	52,918
*	Paninvest Tbk PT	164,000	11,760
*	Pelayaran Tamarin Samudra Tbk PT	334,000	4,988
*	Pollux Properti Indonesia Tbk PT	27,200	20,982
*	Pool Advista Indonesia Tbk PT	64,100	732
	PP Persero Tbk PT	343,900	34,484
	PP Properti Tbk PT	1,198,600	4,641
	Puradelta Lestari Tbk PT	561,900	11,380
	Ramayana Lestari Sentosa Tbk PT	394,100	30,803
*	Rimo International Lestari Tbk PT	3,949,000	14,496
	Sarana Menara Nusantara Tbk PT	3,443,900	212,494
*	Sariguna Primatirta Tbk PT	464,300	16,661
	Selamat Sempurna Tbk PT	271,800	27,572
*	Sentul City Tbk PT	3,623,000	15,351
*	Siloam International Hospitals Tbk PT	55,500	26,773
*	Sitara Propertindo Tbk PT	344,900	5,001
*	Smartfren Telecom Tbk PT	3,180,600	23,925
	Sri Rejeki Isman Tbk PT	1,498,800	24,099
	Sumber Alfaria Trijaya Tbk PT	377,400	22,122
	Summarecon Agung Tbk PT	876,900	54,182
	Surya Citra Media Tbk PT	1,397,500	146,310
*	Surya Esa Perkasa Tbk PT	995,400	16,978

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Surya Semesta Internusa Tbk PT	942,000	$45,114
	Telekomunikasi Indonesia Persero Tbk PT	151,700	42,078
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	7,998	220,505
*	Totalindo Eka Persada Tbk PT	365,200	4,804
	Tower Bersama Infrastructure Tbk PT	519,000	43,952
*	Trada Alam Minera Tbk PT	1,606,700	5,883
	Ultrajaya Milk Industry & Trading Co. Tbk PT	930,400	115,046
	Unilever Indonesia Tbk PT	377,500	219,268
*	Visi Media Asia Tbk PT	1,554,900	5,658
	Waskita Beton Precast Tbk PT	1,422,600	26,990
	Waskita Karya Persero Tbk PT	521,200	46,742
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	13,073
	Wijaya Karya Beton Tbk PT	410,900	11,489
	Wijaya Karya Persero Tbk PT	393,000	54,066
*	XL Axiata Tbk PT	613,300	129,530
TOTAL INDONESIA			6,701,148
MALAYSIA — (2.4%)
#	Duopharma Biotech Bhd	75,250	29,120
	Aeon Co. M Bhd	98,600	32,618
	AEON Credit Service M Bhd	11,700	37,027
	AFFIN Bank Bhd	12,300	5,508
	Alliance Bank Malaysia Bhd	113,600	67,565
	Allianz Malaysia Bhd	6,700	23,554
	AMMB Holdings Bhd	192,600	173,260
	Astro Malaysia Holdings Bhd	163,600	47,689
	ATA IMS Bhd	57,600	24,039
*	Berjaya Corp. Bhd	431,500	25,132
*	Berjaya Land Bhd	294,800	12,821
	Berjaya Sports Toto Bhd	79,400	48,866
*	Bermaz Auto Bhd	108,900	49,005
	BIMB Holdings Bhd	21,100	20,346
	Boustead Holdings Bhd	16,900	3,380
*	Bumi Armada Bhd	48,000	4,115
	Cahya Mata Sarawak Bhd	104,300	54,670
	Carlsberg Brewery Malaysia Bhd, Class B	19,600	155,971
	CB Industrial Product Holding Bhd	35,400	7,873
	CIMB Group Holdings Bhd	214,928	257,741
	Cypark Resources Bhd	50,300	16,234
	D&O Green Technologies Bhd	60,200	11,573
	Datasonic Group Bhd	206,900	73,092
*	Dayang Enterprise Holdings Bhd	86,020	57,458
	Dialog Group Bhd	268,200	213,145
	DiGi.Com Bhd	99,900	102,563
	DRB-Hicom Bhd	122,100	67,164
	Dutch Lady Milk Industries Bhd	1,300	12,991
	Eastern & Oriental Bhd	76,568	10,433
*	Eco World Development Group Bhd	145,500	22,606
#*	Eco World International Bhd	141,700	25,866
#	Ekovest BHD	89,000	13,741
	Fraser & Neave Holdings Bhd	11,700	93,774
	Frontken Corp. Bhd	103,600	58,578
#	Gabungan AQRS Bhd	59,500	15,280
	Gadang Holdings Bhd	60,900	8,770
	Gamuda Bhd	192,900	180,837
	Gas Malaysia Bhd	24,500	16,409
	Genting Bhd	187,200	250,440
	Genting Malaysia Bhd	196,200	143,824
	George Kent Malaysia Bhd	106,500	22,444

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Globetronics Technology Bhd	46,700	$26,569
	Guan Chong Bhd	102,000	74,524
	Hai-O Enterprise Bhd	19,100	9,297
	HAP Seng Consolidated Bhd	8,900	21,113
	Hartalega Holdings Bhd	95,200	137,255
#	Heineken Malaysia Bhd	18,300	124,170
#*	Hengyuan Refining Co. Bhd	31,700	27,525
	Hong Leong Bank Bhd	18,800	73,125
	Hong Leong Financial Group Bhd	15,600	61,396
	Hup Seng Industries Bhd	52,600	11,549
	IHH Healthcare Bhd	32,900	45,564
	IJM Corp. Bhd	248,300	127,552
	Inari Amertron Bhd	312,650	132,179
	IOI Properties Group Bhd	172,200	48,887
*	Iris Corp. Bhd	300,700	9,811
#*	Iskandar Waterfront City Bhd	156,400	27,558
*	JAKS Resources Bhd	51,100	15,412
	JHM Consolidation Bhd	67,500	23,961
#	Kerjaya Prospek Group Bhd	75,600	24,414
*	KNM Group Bhd	473,600	29,728
	Kossan Rubber Industries	94,900	113,118
	KPJ Healthcare Bhd	194,900	46,522
*	KSL Holdings Bhd	92,400	16,220
	LBS Bina Group Bhd	91,000	10,517
	Lii Hen Industries Bhd	23,500	16,567
	Lingkaran Trans Kota Holdings Bhd	21,900	25,061
	Lotte Chemical Titan Holding Bhd	36,800	18,373
	LPI Capital Bhd	21,100	76,876
	Magni-Tech Industries Bhd	26,666	15,914
	Magnum Bhd	74,500	46,272
	Mah Sing Group Bhd	56,900	9,281
	Malayan Banking Bhd	110,392	226,550
	Malaysia Airports Holdings Bhd	73,400	120,199
	Malaysia Building Society Bhd	141,102	27,329
	Malaysian Pacific Industries Bhd	13,500	39,170
	Malaysian Resources Corp. Bhd	257,200	41,783
	Matrix Concepts Holdings Bhd	69,500	32,342
	Maxis Bhd	64,400	83,004
	MBM Resources BHD	18,900	17,430
*	Media Prima Bhd	94,500	4,823
	MMC Corp. Bhd	126,000	26,990
	Muhibbah Engineering M Bhd	51,600	21,296
	My EG Services Bhd	282,200	71,031
	OSK Holdings Bhd	267,600	62,523
	Padini Holdings Bhd	50,100	40,425
	Paramount Corp. Bhd	28,900	9,290
	Petron Malaysia Refining & Marketing Bhd	9,700	11,347
	Petronas Chemicals Group Bhd	56,400	84,847
	Petronas Dagangan Bhd	26,700	144,278
	Pos Malaysia Bhd	59,400	20,731
	PPB Group Bhd	22,200	100,582
	Press Metal Aluminium Holdings Bhd	48,700	57,721
	Public Bank Bhd	161,700	731,230
	Ranhill Holdings Bhd	79,600	19,039
	REDtone International Bhd	89,400	9,800
	RHB Bank Bhd	56,200	78,054
	Sapura Energy Bhd	1,358,400	80,599
	Scientex Bhd	50,100	110,613
	Serba Dinamik Holdings Bhd	330,750	180,787

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Sime Darby Bhd	279,800	$148,242
	Sime Darby Property Bhd	255,800	48,516
	SKP Resources Bhd	94,800	34,586
	SP Setia Bhd Group	189,764	60,378
	Sunway Construction Group Bhd	77,200	33,996
	Supermax Corp. Bhd	185,307	80,023
	Syarikat Takaful Malaysia Keluarga Bhd	54,800	60,635
	Telekom Malaysia Bhd	127,300	119,546
	TIME dotCom Bhd	25,400	57,341
#	Top Glove Corp. Bhd	214,800	305,909
	Tropicana Corp. Bhd	68,800	14,677
	Tune Protect Group Bhd	79,400	9,725
	Uchi Technologies Bhd	21,100	13,573
	UEM Edgenta Bhd	30,000	19,452
*	UEM Sunrise Bhd	197,400	28,702
	UMW Holdings Bhd	25,100	23,925
	UOA Development Bhd	90,500	43,595
*	Velesto Energy Bhd	705,900	59,041
	ViTrox Corp. Bhd	25,800	58,423
*	Vizione Holdings Bhd	85,200	17,046
	VS Industry Bhd	181,675	59,326
*	Wah Seong Corp. Bhd	82,600	23,667
*	WCT Holdings Bhd	151,572	28,165
	Westports Holdings Bhd	72,200	69,297
	Yinson Holdings Bhd	15,000	22,601
*	YNH Property Bhd	46,800	30,601
	YTL Power International Bhd	111,300	20,321
TOTAL MALAYSIA			7,888,954
MEXICO — (2.9%)
	ALEATICA S.A.B. de C.V.	6,619	10,225
	Alfa S.A.B. de C.V., Class A	399,322	300,302
	Alpek S.A.B. de C.V.	65,448	61,411
#*	Alsea S.A.B. de C.V.	48,300	117,277
	America Movil S.A.B. de C.V.	627,527	519,078
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	41,203	687,266
	Arca Continental S.A.B. de C.V.	23,201	131,381
#*	Axtel S.A.B. de C.V.	216,410	36,535
	Banco del Bajio SA	77,584	128,147
	Becle S.A.B. de C.V.	47,500	88,210
	Bolsa Mexicana de Valores S.A.B. de C.V.	32,311	75,222
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	3,306	201,501
	Coca-Cola Femsa S.A.B. de C.V.	3,900	23,829
	Consorcio ARA S.A.B. de C.V.	213,971	47,447
	Credito Real S.A.B. de C.V. SOFOM ER	16,839	21,299
	El Puerto de Liverpool S.A.B. de C.V.	12,274	65,217
	Fomento Economico Mexicano S.A.B. de C.V.	25,300	228,116
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	1,140	102,794
*	Genomma Lab Internacional S.A.B. de C.V., Class B	122,080	143,817
	Gentera S.A.B. de C.V.	73,417	83,148
	Gruma S.A.B. de C.V., Class B	24,426	259,611
*	Grupo Aeromexico S.A.B. de C.V.	23,454	17,737
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	39,234	298,582
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	39,575	490,030
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	1,948	375,555
#	Grupo Bimbo S.A.B. de C.V.	94,500	169,540
	Grupo Carso S.A.B. de C.V.	9,800	35,335
	Grupo Comercial Chedraui S.A. de C.V.	55,464	72,854
	Grupo Elektra S.A.B. de C.V.	1,184	86,503

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Financiero Banorte S.A.B. de C.V.	130,310	$803,080
	Grupo Financiero Inbursa S.A.B. de C.V.	114,165	129,962
*	Grupo GICSA SAB de CV	33,334	12,172
	Grupo Herdez S.A.B. de C.V.	12,430	24,774
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	20,895	7,133
	Grupo Industrial Saltillo S.A.B. de C.V.	29,309	35,675
#	Grupo Lala S.A.B. de C.V.	43,493	39,038
	Grupo Rotoplas S.A.B. de C.V.	28,972	24,149
#	Grupo Televisa S.A.B.	270,849	601,887
*	Grupo Traxion S.A.B. de C.V.	41,850	36,478
*	Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.	11,314	23,951
*	Industrias CH S.A.B. de C.V.	11,751	58,141
	Industrias Penoles S.A.B. de C.V.	18,135	188,246
	Infraestructura Energetica Nova S.A.B. de C.V.	21,164	99,461
#*	La Comer S.A.B. de C.V.	69,921	88,810
	Megacable Holdings S.A.B. de C.V.	104,636	392,174
*	Minera Frisco S.A.B. de C.V.	10,018	1,683
*	Minera Frisco S.A.B. de C.V., Class A1	17,000	2,834
	Orbia Advance Corp. S.A.B. de C.V.	264,394	624,762
	Organizacion Soriana S.A.B. de C.V., Class B	24,341	30,839
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	18,360	198,559
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	3,652	27,634
	Qualitas Controladora S.A.B. de C.V.	33,274	150,015
#	Regional S.A.B. de C.V.	7,562	43,066
*	Telesites S.A.B. de C.V.	102,216	75,193
	TV Azteca S.A.B. de C.V.	74,500	3,134
	Unifin Financiera S.A.B. de C.V.	13,744	20,948
	Wal-Mart de Mexico S.A.B. de C.V.	245,400	718,063
TOTAL MEXICO			9,339,830
PERU — (0.2%)
	Credicorp, Ltd.	2,338	482,984
*	Grana y Montero SAA, Sponsored ADR	3,000	6,600
TOTAL PERU			489,584
PHILIPPINES — (0.9%)
*	8990 Holdings, Inc.	75,400	21,827
	Aboitiz Equity Ventures, Inc.	50,560	48,831
	Alliance Global Group, Inc.	461,100	97,808
	Altus Property Ventures, Inc.	4,003	306
	Ayala Corp.	4,950	70,491
	Bank of the Philippine Islands	23,630	38,314
	BDO Unibank, Inc.	34,770	100,976
	Cebu Air, Inc.	6,050	8,919
*	CEMEX Holdings Philippines, Inc.	773,697	21,542
	China Banking Corp.	62,200	30,714
	Cosco Capital, Inc.	269,100	32,277
	D&L Industries, Inc.	492,600	85,400
	DMCI Holdings, Inc.	152,600	18,254
*	DoubleDragon Properties Corp.	88,200	27,516
*	East West Banking Corp.	89,900	19,785
	Emperador, Inc.	166,100	23,559
	Filinvest Development Corp.	39,100	9,975
	Filinvest Land, Inc.	1,336,000	38,245
	First Philippine Holdings Corp.	15,510	20,299
	Globe Telecom, Inc.	2,100	78,126
	GT Capital Holdings, Inc.	8,520	112,955
	Integrated Micro-Electronics, Inc.	60,500	8,332

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	International Container Terminal Services, Inc.	122,180	$311,489
	JG Summit Holdings, Inc.	68,870	94,483
	Jollibee Foods Corp.	26,910	100,971
	Lopez Holdings Corp.	119,000	8,697
	LT Group, Inc.	175,100	33,834
	MacroAsia Corp.	23,000	4,128
	Manila Electric Co.	10,430	52,543
	Manila Water Co., Inc.	131,100	31,363
	Max's Group, Inc.	52,200	10,254
	Megawide Construction Corp.	126,100	36,128
	Megaworld Corp.	1,152,900	91,601
	Metropolitan Bank & Trust Co.	81,009	91,237
	Nickel Asia Corp.	608,000	34,170
	Petron Corp.	482,100	34,245
*	Philippine National Bank	63,540	39,748
	Philippine Seven Corp.	11,040	29,956
	Pilipinas Shell Petroleum Corp.	78,600	46,240
	PLDT, Inc., Sponsored ADR	7,465	143,104
	PLDT, Inc.	3,970	77,234
	Premium Leisure Corp.	695,000	7,373
	Puregold Price Club, Inc.	153,300	114,801
*	PXP Energy Corp.	62,700	10,615
	Rizal Commercial Banking Corp.	34,700	13,613
	Robinsons Land Corp.	207,900	103,989
	Robinsons Retail Holdings, Inc.	52,070	79,157
	San Miguel Corp.	48,280	132,393
	Security Bank Corp.	11,400	39,545
	Shakey's Pizza Asia Ventures, Inc.	41,300	7,724
	SM Investments Corp.	6,360	120,961
	SSI Group, Inc.	217,000	9,466
	Universal Robina Corp.	34,140	97,280
	Vista Land & Lifescapes, Inc.	533,000	73,440
	Vistamalls, Inc.	23,100	2,408
	Wilcon Depot, Inc.	177,000	65,623
TOTAL PHILIPPINES			3,064,264
POLAND — (0.8%)
*	Alior Bank SA	9,508	65,015
	Amica SA	545	20,600
*	AmRest Holdings SE	6,642	82,626
	Asseco Poland SA	451	7,427
	Bank Handlowy w Warszawie SA	991	14,414
*	Bank Millennium SA	13,119	20,105
*	Bank Ochrony Srodowiska SA	5,571	9,627
	Bank Polska Kasa Opieki SA	4,058	103,514
*	Boryszew SA	7,832	8,987
	Budimex SA	1,081	51,440
	CCC SA	2,356	58,748
	CD Projekt SA	2,538	184,179
*	Ciech SA	4,953	49,546
	ComArch SA	682	36,039
	Cyfrowy Polsat SA	20,861	146,222
	Develia SA	27,380	19,317
*	Dino Polska SA	4,908	205,467
	Dom Development SA	1,259	30,892
	Echo Investment SA	12,998	17,187
*	Fabryki Mebli Forte SA	874	7,217
	Famur SA	34,682	28,537
*	Getin Noble Bank SA	40,705	3,273

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Globe Trade Centre SA	20,021	$48,711
	Grupa Kety SA	725	67,762
	ING Bank Slaski SA	531	27,751
	Inter Cars SA	1,054	64,559
	Kernel Holding SA	3,672	44,528
*	KGHM Polska Miedz SA	14,345	337,192
	LPP SA	123	268,039
*	mBank SA	887	84,994
	Neuca SA	261	26,255
*	Orange Polska SA	28,229	50,933
	PKP Cargo SA	1,796	8,213
	Powszechna Kasa Oszczednosci Bank Polski SA	17,111	150,798
	Powszechny Zaklad Ubezpieczen SA	26,561	275,194
	Santander Bank Polska SA	446	33,003
	Stalprodukt SA	127	6,488
	VRG SA	24,956	24,993
	Warsaw Stock Exchange	910	9,815
TOTAL POLAND			2,699,607
RUSSIA — (0.6%)
	Etalon Group P.L.C., GDR	16,163	37,175
	Globaltrans Investment P.L.C., GDR	4,519	39,180
*	Mail.Ru Group, Ltd., GDR	4,192	98,680
	Mobile TeleSystems PJSC, Sponsored ADR	17,898	182,381
	PhosAgro PJSC, GDR	2,605	33,046
	PhosAgro PJSC, GDR	2,509	31,839
	Polyus PJSC, GDR	941	57,461
	Ros Agro P.L.C., GDR	2,483	25,327
	Rostelecom PJSC, Sponsored ADR	6,602	54,004
	Sberbank of Russia PJSC, Sponsored ADR	47,251	753,702
	TMK PJSC, GDR	9,084	31,521
	VEON, Ltd.	23,400	60,606
	VTB Bank PJSC, GDR	49,518	70,712
	X5 Retail Group NV, GDR	11,072	406,674
TOTAL RUSSIA			1,882,308
SOUTH AFRICA — (4.1%)
	Adcorp Holdings, Ltd.	8,686	6,927
	Advtech, Ltd.	29,970	21,390
	AECI, Ltd.	18,129	126,011
	African Oxygen, Ltd.	8,712	12,556
	Afrimat, Ltd.	4,609	10,060
	Alexander Forbes Group Holdings, Ltd.	130,375	45,408
	Allied Electronics Corp., Ltd., Class A	25,610	38,704
	Alviva Holdings, Ltd.	10,377	9,761
	Anglo American Platinum, Ltd.	1,573	125,497
	AngloGold Ashanti, Ltd.	23,308	475,509
	AngloGold Ashanti, Ltd., Sponsored ADR	3,612	73,540
*	Ascendis Health, Ltd.	34,091	2,260
*	Aspen Pharmacare Holdings, Ltd.	26,009	200,204
	Barloworld, Ltd.	28,941	178,841
	Bid Corp., Ltd.	25,210	556,181
	Bidvest Group, Ltd. (The)	42,103	579,250
*	Blue Label Telecoms, Ltd.	99,540	18,143
#*	Brait SE	38,397	20,912
	Capitec Bank Holdings, Ltd.	1,720	153,657
	Cashbuild, Ltd.	2,143	28,229
	Clicks Group, Ltd.	31,740	512,102

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Coronation Fund Managers, Ltd.	24,579	$68,224
	DataTec, Ltd.	47,496	105,453
	Dis-Chem Pharmacies, Ltd.	46,479	79,356
	Discovery, Ltd.	18,226	141,452
	Distell Group Holdings, Ltd.	8,834	76,796
*	EOH Holdings, Ltd.	25,584	13,915
	Famous Brands, Ltd.	4,317	20,855
	FirstRand, Ltd.	100,175	383,915
	Foschini Group, Ltd. (The)	16,634	152,350
	Gold Fields, Ltd.	6,214	40,227
	Gold Fields, Ltd., Sponsored ADR	134,734	862,298
*	Grindrod Shipping Holdings, Ltd.	466	2,519
*	Harmony Gold Mining Co., Ltd.	15,458	52,181
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	14,515	48,770
	Hudaco Industries, Ltd.	4,898	33,070
*	Impala Platinum Holdings, Ltd.	34,192	321,289
	Imperial Logistics, Ltd.	20,200	67,940
	Investec, Ltd.	20,910	115,894
*	Invicta Holdings, Ltd.	5,036	5,183
	Italtile, Ltd.	49,987	43,422
	KAP Industrial Holdings, Ltd.	172,414	42,357
	Kumba Iron Ore, Ltd.	8,969	207,387
	Lewis Group, Ltd.	4,057	7,967
	Liberty Holdings, Ltd.	23,904	167,101
*	Long4Life, Ltd.	36,998	9,193
	Massmart Holdings, Ltd.	12,426	43,960
	MiX Telematics, Ltd., Sponsored ADR	2,282	29,849
	Momentum Metropolitan Holdings	96,339	128,352
	Motus Holdings Ltd.	21,882	117,149
	Mpact, Ltd.	6,530	6,722
	Mr. Price Group, Ltd.	17,872	201,364
#	MTN Group, Ltd.	97,085	519,734
*	MultiChoice Group, Ltd.	51,637	367,054
*	Nampak, Ltd.	98,957	32,125
	Naspers, Ltd., Class N	8,025	1,301,627
	Nedbank Group, Ltd.	19,310	250,656
	NEPI Rockcastle P.L.C.	21,095	172,435
*	Northam Platinum, Ltd.	24,451	204,371
*	Omnia Holdings, Ltd.	28,220	62,597
	Peregrine Holdings, Ltd.	24,535	31,115
	Pick n Pay Stores, Ltd.	37,214	160,603
	PSG Group, Ltd.	9,543	135,915
	PSG Konsult, Ltd.	13,836	8,327
	Raubex Group, Ltd.	26,464	41,819
	RCL Foods, Ltd.	12,144	9,731
	Reunert, Ltd.	24,540	99,535
*	Royal Bafokeng Platinum, Ltd.	4,738	16,256
	Sanlam, Ltd.	133,670	654,525
	Santam, Ltd.	3,303	61,920
*	Sappi, Ltd.	33,626	85,200
	Shoprite Holdings, Ltd.	22,536	174,915
#*	Sibanye Gold, Ltd.	132,373	340,943
	SPAR Group, Ltd. (The)	38,058	484,241
	Standard Bank Group, Ltd.	43,661	455,417
*	Super Group, Ltd.	40,020	66,476
	Transaction Capital, Ltd.	46,452	75,020
*	Trencor, Ltd.	20,319	12,575
	Truworths International, Ltd.	58,845	171,810
	Vodacom Group, Ltd.	20,464	159,071

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Wilson Bayly Holmes-Ovcon, Ltd.	6,600	$57,304
	Woolworths Holdings, Ltd.	81,774	239,661
TOTAL SOUTH AFRICA			13,244,630
SOUTH KOREA — (16.8%)
*	Able C&C Co., Ltd.	1,620	13,117
	ADTechnology Co., Ltd.	1,515	34,437
	Advanced Process Systems Corp.	2,076	50,870
	Aekyung Petrochemical Co., Ltd.	4,552	29,749
	AfreecaTV Co., Ltd.	1,007	45,012
*	Agabang&Company	3,403	12,121
	Ahn-Gook Pharmaceutical Co., Ltd.	1,820	15,856
	Ahnlab, Inc.	316	17,215
*	Ajin Industrial Co., Ltd.	8,720	17,425
	AK Holdings, Inc.	798	20,135
	Amorepacific Corp.	1,695	262,358
	AMOREPACIFIC Group	1,988	118,916
*	Amotech Co., Ltd.	615	13,296
*	Ananti, Inc.	3,404	25,475
*	Aprogen KIC, Inc.	8,782	18,903
*	Aprogen pharmaceuticals, Inc.	18,294	20,008
*	APS Holdings Corp.	2,479	21,758
	Asia Paper Manufacturing Co., Ltd.	515	14,888
	Autech Corp.	2,321	21,514
	Avaco Co., Ltd.	2,470	11,790
	Baiksan Co., Ltd.	3,543	21,495
	Bcworld Pharm Co., Ltd.	1,782	20,062
	BGF Co., Ltd.	3,695	15,752
	BGF retail Co., Ltd.	1,305	179,616
*	BH Co., Ltd.	3,374	58,446
*	Binex Co., Ltd.	2,460	14,784
	Binggrae Co., Ltd.	783	34,636
	BNK Financial Group, Inc.	15,758	88,878
	Boditech Med, Inc.	1,337	15,455
*	Bohae Brewery Co., Ltd.	22,032	18,822
	Boryung Pharmaceutical Co., Ltd.	1,859	20,940
*	Brain Contents Co., Ltd.	25,632	13,172
	Bukwang Pharmaceutical Co., Ltd.	1,445	16,455
*	BYON Co., Ltd.	9,437	9,168
	Byucksan Corp.	8,835	12,336
*	CammSys Corp.	12,621	33,230
*	Caregen Co., Ltd.	272	6,547
	Cell Biotech Co., Ltd.	476	6,628
*	Celltrion Pharm, Inc.	677	23,332
*	Celltrion, Inc.	2,812	383,060
*	Charm Engineering Co., Ltd.	9,873	11,973
	Cheil Worldwide, Inc.	15,700	277,574
	Chemtronics Co., Ltd.	1,649	20,916
*	ChinHung International, Inc.	10,878	20,231
	Chong Kun Dang Pharmaceutical Corp.	751	58,021
	Chongkundang Holdings Corp.	229	21,400
	Chosun Refractories Co., Ltd.	164	10,990
	Chungdahm Learning, Inc.	625	9,067
	CJ CGV Co., Ltd.	2,117	46,078
	CJ CheilJedang Corp.	1,672	329,971
	CJ Corp.	2,476	170,601
	CJ ENM Co., Ltd.	2,904	332,155
	CJ Freshway Corp.	2,009	43,058
*	CJ Logistics Corp.	1,061	128,913

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	CKD Bio Corp.	876	$20,552
	Clean & Science Co., Ltd.	1,098	27,337
*	CMG Pharmaceutical Co., Ltd.	8,816	26,025
	Com2uSCorp	1,000	84,411
	Cosmax BTI, Inc.	1,055	10,371
	COSMAX NBT Inc.	1,621	8,949
	Cosmax, Inc.	1,295	73,204
*	COSON Co., Ltd.	3,664	17,458
	COWELL FASHION Co., Ltd.	6,218	26,580
	CS Wind Corp.	510	15,588
	Cuckoo Holdings Co., Ltd.	87	7,675
	Cuckoo Homesys Co., Ltd.	914	29,010
	D.I Corp.	7,531	20,616
	Dae Dong Industrial Co., Ltd.	2,998	12,979
	Dae Han Flour Mills Co., Ltd.	177	20,074
	Dae Hwa Pharmaceutical Co., Ltd.	1,232	11,337
	Dae Won Kang Up Co., Ltd.	4,824	13,498
	Daea TI Co., Ltd.	5,700	22,028
	Daeduck Electronics Co.	4,109	31,014
*	Daehan New Pharm Co., Ltd.	1,230	11,047
	Daekyo Co., Ltd.	2,127	10,149
	Daelim Industrial Co., Ltd.	5,279	354,713
*	Daemyung Corp. Co., Ltd.	11,581	13,365
	Daesang Corp.	2,589	45,160
	Daesang Holdings Co., Ltd.	1,529	7,546
	Daewon Pharmaceutical Co., Ltd.	1,366	18,031
	Daewon San Up Co., Ltd.	2,161	9,738
*	Daewoo Engineering & Construction Co., Ltd.	43,057	155,607
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,886	59,211
	Daewoong Co., Ltd.	3,047	29,078
	Daewoong Pharmaceutical Co., Ltd.	267	26,146
	Daihan Pharmaceutical Co., Ltd.	368	9,468
	Daishin Securities Co., Ltd.	4,194	37,072
*	Danal Co., Ltd.	7,674	19,220
	Danawa Co., Ltd.	1,099	22,049
	Daou Data Corp.	1,733	11,409
	Daou Technology, Inc.	1,797	26,720
	Dawonsys Co., Ltd.	1,512	20,855
	DB Financial Investment Co., Ltd.	2,722	8,774
	DB Insurance Co., Ltd.	11,719	414,792
	Dentium Co., Ltd.	602	24,392
*	Deutsch Motors, Inc.	2,544	16,899
	DGB Financial Group, Inc.	12,670	68,596
	DI Dong Il Corp.	308	18,536
	Digital Daesung Co., Ltd.	1,538	9,699
	Digital Power Communications Co., Ltd.	4,475	21,879
*	DIO Corp.	541	17,050
	DMS Co., Ltd.	3,862	16,663
	DNF Co., Ltd.	2,434	19,713
	Dohwa Engineering Co., Ltd.	2,708	18,018
	Dong A Eltek Co., Ltd.	1,716	10,580
	Dong-A ST Co., Ltd.	446	34,929
	Dong-Ah Geological Engineering Co., Ltd.	1,347	17,801
	Dongbu Corp.	2,682	18,749
	Dongjin Semichem Co., Ltd.	5,607	80,944
	DongKook Pharmaceutical Co., Ltd.	394	28,754
*	Dongkuk Steel Mill Co., Ltd.	10,438	42,609
	Dongsuh Cos., Inc.	3,683	50,007
	DONGSUNG Corp.	4,708	17,946

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongsung Finetec Co., Ltd.	2,326	$18,633
	Dongwha Enterprise Co., Ltd.	702	9,882
	Dongwha Pharm Co., Ltd.	2,026	13,398
	Dongwon Development Co., Ltd.	4,845	15,785
	Dongwon F&B Co., Ltd.	237	41,446
	Dongwon Industries Co., Ltd.	243	41,069
	Dongwon Systems Corp.	1,256	26,414
	Dongyang E&P, Inc.	1,464	19,053
	Doosan Bobcat, Inc.	6,666	171,405
	Doosan Co., Ltd.	575	30,040
*	Doosan Fuel Cell Co., Ltd.	1,924	11,865
*	Doosan Heavy Industries & Construction Co., Ltd.	22,222	100,601
*	Doosan Infracore Co., Ltd.	29,192	118,905
*	Doosan Solus Co., Ltd.	1,061	22,799
	DoubleUGames Co., Ltd.	1,843	72,207
	Douzone Bizon Co., Ltd.	3,232	242,225
	DTR Automotive Corp.	464	11,246
*	Duk San Neolux Co., Ltd.	835	19,483
	DY Corp.	2,748	11,524
	DY POWER Corp.	1,368	11,526
*	E Investment&Development Co., Ltd.	106,793	18,224
	e Tec E&C, Ltd.	158	8,367
	E1 Corp.	616	22,872
	Ecopro Co., Ltd.	4,313	72,709
	e-Credible Co., Ltd.	854	13,236
*	Ehwa Technologies Information Co., Ltd.	54,912	9,648
	E-MART, Inc.	2,330	214,778
	EM-Tech Co., Ltd.	1,283	9,676
	ENF Technology Co., Ltd.	2,698	62,294
	Eo Technics Co., Ltd.	371	32,234
	Eugene Corp.	6,975	23,966
	Eugene Investment & Securities Co., Ltd.	9,101	17,657
	Eugene Technology Co., Ltd.	1,647	23,076
*	Eusu Holdings Co., Ltd.	1,499	7,799
	Ezwelfare Co., Ltd.	1,332	12,729
	F&F Co., Ltd.	1,124	94,537
	Farmsco	1,528	5,139
*	Feelingk Co., Ltd.	20,885	22,357
*	Feelux Co., Ltd.	3,276	16,854
	Fila Holdings Corp.	6,709	245,625
	Fine Semitech Corp.	3,078	21,365
*	Foosung Co., Ltd.	2,219	15,456
	Gabia, Inc.	1,667	12,552
*	Gamevil, Inc.	880	20,405
	Geumhwa PSC Co., Ltd.	297	6,871
	GOLFZON Co., Ltd.	260	12,229
	Golfzon Newdin Holdings Co., Ltd.	3,070	9,178
	Grand Korea Leisure Co., Ltd.	4,106	62,537
	Green Cross Corp.	662	67,895
	Green Cross Holdings Corp.	2,029	34,614
	GS Engineering & Construction Corp.	17,207	399,296
	GS Global Corp.	8,402	13,858
	GS Holdings Corp.	9,963	379,753
	GS Home Shopping, Inc.	524	57,105
	GS Retail Co., Ltd.	5,138	170,212
	Gwangju Shinsegae Co., Ltd.	69	9,405
	HAESUNG DS Co., Ltd.	888	13,110
	Haimarrow Food Service Co., Ltd.	8,690	20,037
	Haitai Confectionery & Foods Co., Ltd.	2,093	12,158

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Halla Holdings Corp.	747	$26,127
	Han Kuk Carbon Co., Ltd.	1,902	12,008
	Hana Financial Group, Inc.	25,506	704,874
	Hana Micron, Inc.	5,304	26,735
	Hana Tour Service, Inc.	1,165	43,447
*	Hanall Biopharma Co., Ltd.	721	15,140
	Hancom, Inc.	1,326	12,238
	Handok, Inc.	789	15,313
	Handsome Co., Ltd.	2,441	55,734
*	Hanjin Heavy Industries & Construction Co., Ltd.	1,241	4,450
	Hanjin Kal Corp.	1,428	48,902
	Hanjin Transportation Co., Ltd.	1,150	31,615
	Hankook Shell Oil Co., Ltd.	154	38,607
	Hanmi Pharm Co., Ltd.	408	94,949
	Hanmi Science Co., Ltd.	1,155	30,877
	Hanmi Semiconductor Co., Ltd.	2,096	15,056
	HanmiGlobal Co., Ltd.	2,145	15,134
	Hanon Systems	13,313	116,659
	Hansae Co., Ltd.	3,607	45,426
	Hansae Yes24 Holdings Co., Ltd.	1,422	7,450
	Hanshin Construction	2,346	26,422
	Hansol Chemical Co., Ltd.	2,033	184,790
*	Hansol Holdings Co., Ltd.	2,699	7,870
	Hansol Paper Co., Ltd.	2,058	24,498
*	Hansol Technics Co., Ltd.	2,682	19,405
	Hanssem Co., Ltd.	583	34,539
	Hanwha General Insurance Co., Ltd.	10,427	20,341
*	Hanwha Investment & Securities Co., Ltd.	17,913	28,728
	Hanwha Life Insurance Co., Ltd.	46,259	78,790
*	Hanwha Solutions Corp.	16,588	230,141
	Hanyang Eng Co., Ltd.	1,714	16,749
	Hanyang Securities Co., Ltd.	2,979	23,878
	HB Technology Co., Ltd.	7,581	16,422
	HDC Holdings Co., Ltd.	6,408	53,430
*	Heungkuk Fire & Marine Insurance Co., Ltd.	3,501	8,581
*	Hisem Co., Ltd.	1,984	10,817
	Hite Jinro Co., Ltd.	2,075	51,857
	Hitejinro Holdings Co., Ltd.	2,275	26,863
*	HLB Life Science Co., Ltd.	1,142	20,993
*	HLB, Inc.	596	45,202
*	Homecast Co., Ltd.	1,271	4,132
	Hotel Shilla Co., Ltd.	7,169	517,820
	HS Industries Co., Ltd.	2,849	26,772
*	HSD Engine Co., Ltd.	3,744	12,595
	Huchems Fine Chemical Corp.	5,130	83,572
*	Hugel, Inc.	278	101,298
*	Humax Co., Ltd.	3,727	14,194
	Humedix Co., Ltd.	967	16,111
*	Huneed Technologies	2,154	11,531
	Huons Co., Ltd.	1,038	41,197
	Huons Global Co., Ltd.	493	12,445
	Huvis Corp.	1,853	8,773
	Huvitz Co., Ltd.	2,931	25,747
	Hwaseung Enterprise Co., Ltd.	1,476	19,363
	HwaSung Industrial Co., Ltd.	2,547	22,997
	Hy-Lok Corp.	911	11,877
*	Hyosung Advanced Materials Corp.	106	8,773
	Hyosung Chemical Corp.	76	7,410
	Hyosung Corp.	1,170	69,412

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung TNC Co., Ltd.	102	$14,089
*	Hyundai Bioscience Co., Ltd.	2,194	21,296
	Hyundai Construction Equipment Co., Ltd.	2,203	48,492
	Hyundai Corp Holdings, Inc.	427	3,684
	Hyundai Corp.	1,332	17,490
	Hyundai Department Store Co., Ltd.	1,083	70,297
*	Hyundai Electric & Energy System Co., Ltd.	4,435	36,058
*	Hyundai Elevator Co., Ltd.	1,952	97,958
	Hyundai Engineering & Construction Co., Ltd.	8,131	256,699
	Hyundai Greenfood Co., Ltd.	7,880	67,694
	Hyundai Heavy Industries Holdings Co., Ltd.	555	126,305
	Hyundai Home Shopping Network Corp.	1,226	76,956
	Hyundai Hy Communications & Networks Co., Ltd.	10,819	34,472
	Hyundai Livart Furniture Co., Ltd.	1,847	17,067
	Hyundai Marine & Fire Insurance Co., Ltd.	13,596	249,418
*	Hyundai Merchant Marine Co., Ltd.	5,519	15,926
	Hyundai Mipo Dockyard Co., Ltd.	2,258	77,520
	Hyundai Mobis Co., Ltd.	3,440	657,809
	Hyundai Motor Co.	5,792	601,280
	Hyundai Motor Securities Co., Ltd.	1,740	13,719
*	Hyundai Rotem Co., Ltd.	4,570	53,565
	Hyundai Steel Co.	2,397	56,225
	Hyundai Wia Corp.	1,982	70,331
	HyVision System, Inc.	2,448	24,508
	ICD Co., Ltd.	2,404	30,937
	IDIS Holdings Co., Ltd.	952	9,281
*	IHQ, Inc.	11,736	15,710
	Il Dong Pharmaceutical Co., Ltd.	771	10,058
	Iljin Holdings Co., Ltd.	3,921	14,930
	Ilshin Spinning Co., Ltd.	139	7,869
*	Ilshin Stone Co., Ltd.	10,080	18,689
*	Ilyang Pharmaceutical Co., Ltd.	595	11,899
	iMarketKorea, Inc.	3,977	30,873
	InBody Co., Ltd.	1,637	28,516
*	Industrial Bank of Korea	12,152	108,865
	Innocean Worldwide, Inc.	985	58,370
*	InnoWireless, Inc.	369	9,183
*	Inscobee, Inc.	5,576	13,003
*	Insun ENT Co., Ltd.	2,103	12,825
*	Interflex Co., Ltd.	2,338	25,532
	Interojo Co., Ltd.	504	11,358
	Interpark Holdings Corp.	10,368	17,389
	INTOPS Co., Ltd.	2,082	19,102
	IS Dongseo Co., Ltd.	1,517	36,317
	ISC Co., Ltd.	1,555	15,337
	i-SENS, Inc.	790	15,129
	ISU Chemical Co., Ltd.	1,704	13,050
	IsuPetasys Co., Ltd.	6,314	19,783
	It's Hanbul Co., Ltd.	364	5,320
	Jahwa Electronics Co., Ltd.	1,170	9,687
*	Jayjun Cosmetic Co., Ltd.	1,144	3,735
	JB Financial Group Co., Ltd.	18,745	79,938
*	Jcontentree Corp.	474	15,386
	Jejuair Co., Ltd.	1,238	22,572
	Jinsung T.E.C.	1,739	8,945
	JLS Co., Ltd.	1,866	11,646
	Jusung Engineering Co., Ltd.	4,768	27,146
	JVM Co., Ltd.	719	16,179
	JW Holdings Corp.	3,355	15,269

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	JW Life Science Corp.	508	$8,068
	JW Pharmaceutical Corp.	572	13,916
	JYP Entertainment Corp.	3,189	65,033
*	Kakao Corp.	1,649	217,370
	Kangnam Jevisco Co., Ltd.	731	11,774
	Kangwon Land, Inc.	4,494	103,453
	KAON Media Co., Ltd.	2,998	17,666
*	KB Financial Group, Inc.	21,092	775,878
*	KB Financial Group, Inc., ADR	434	15,854
	KC Co., Ltd.	2,179	29,021
	KCC Corp.	280	46,977
*	KCC Glass Corp.	263	7,536
	KCI, Ltd.	1,125	8,858
*	KEC Corp.	10,697	8,726
	KEPCO Engineering & Construction Co., Inc.	1,226	20,040
	KEPCO Plant Service & Engineering Co., Ltd.	4,180	130,960
*	KEYEAST Co., Ltd.	10,435	26,509
	KG Eco Technology Service Co., Ltd.	3,672	9,294
	Kginicis Co., Ltd.	2,572	37,822
	KGMobilians Co., Ltd.	2,100	9,849
	Kia Motors Corp.	20,976	713,453
	KINX, Inc.	659	25,087
	KISCO Corp.	2,079	7,548
	KISWIRE, Ltd.	1,015	15,223
*	Kiwi Media Group Co., Ltd.	59,412	5,608
	KIWOOM Securities Co., Ltd.	1,418	82,981
*	KMW Co., Ltd.	3,007	121,858
	Koentec Co., Ltd.	2,032	14,478
	Koh Young Technology, Inc.	1,609	122,723
	Kolmar BNH Co., Ltd.	1,270	27,962
	Kolmar Korea Co., Ltd.	1,388	48,566
	Kolmar Korea Holdings Co., Ltd.	2,189	38,578
	Kolon Corp.	491	6,257
	Kolon Industries, Inc.	3,953	138,503
	KoMiCo, Ltd.	556	12,457
	Korea Alcohol Industrial Co., Ltd.	3,300	23,693
	Korea Asset In Trust Co., Ltd.	4,076	10,002
	Korea Autoglass Corp.	2,210	27,619
*	Korea Circuit Co., Ltd.	2,289	18,775
	Korea Electric Terminal Co., Ltd.	1,133	36,078
	Korea Gas Corp.	4,557	123,482
*	Korea Information & Communications Co., Ltd.	2,687	16,982
	Korea Investment Holdings Co., Ltd.	5,034	276,873
	Korea Petrochemical Ind Co., Ltd.	543	41,935
	Korea Real Estate Investment & Trust Co., Ltd.	12,529	21,002
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	2,149	202,499
	Korea United Pharm, Inc.	1,070	14,695
	Korea Zinc Co., Ltd.	552	175,113
	Korean Reinsurance Co.	17,306	124,735
	Kortek Corp.	1,790	17,909
	KPX Chemical Co., Ltd.	250	11,239
	KSS LINE, Ltd.	1,746	10,189
*	KT Hitel Co., Ltd.	2,674	11,381
	KT Skylife Co., Ltd.	3,216	23,316
*	KTB Investment & Securities Co., Ltd.	4,113	7,307
	Kukdo Chemical Co., Ltd.	329	11,374
	Kumho Industrial Co., Ltd.	1,383	10,893
	Kumho Petrochemical Co., Ltd.	3,406	184,408
*	Kumho Tire Co., Inc.	5,064	16,167

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kwang Dong Pharmaceutical Co., Ltd.	2,670	$14,281
	Kyeryong Construction Industrial Co., Ltd.	1,100	16,407
	Kyobo Securities Co., Ltd.	2,422	17,541
	Kyongbo Pharmaceutical Co., Ltd.	1,775	12,372
	Kyung Dong Navien Co., Ltd.	721	24,585
	Kyungbang Co., Ltd.	1,280	9,777
	Kyungdong Pharm Co., Ltd.	1,406	9,401
	Kyung-In Synthetic Corp.	3,211	22,283
	L&F Co., Ltd.	1,034	19,501
#*	LB Semicon, Inc.	6,010	38,447
	LEENO Industrial, Inc.	926	62,653
	LF Corp.	2,597	32,452
	LG Chem, Ltd.	1,866	520,315
	LG Corp.	2,497	146,739
	LG Electronics, Inc.	18,346	1,000,387
	LG Hausys, Ltd.	864	35,244
	LG HelloVision Co., Ltd.	6,102	25,970
	LG Household & Health Care, Ltd.	878	918,319
	LG Innotek Co., Ltd.	3,205	399,410
	LG Uplus Corp.	8,756	96,916
*	LIS Co., Ltd.	1,006	8,594
	LMS Co., Ltd.	1,448	17,829
	Lock & Lock Co., Ltd.	2,021	23,478
	Lotte Chemical Corp.	1,481	232,300
	Lotte Chilsung Beverage Co., Ltd.	350	36,150
	Lotte Confectionery Co., Ltd.	169	19,405
	Lotte Corp.	3,944	115,729
	LOTTE Fine Chemical Co., Ltd.	2,496	80,772
	LOTTE Himart Co., Ltd.	1,375	30,607
*	Lotte Non-Life Insurance Co., Ltd.	13,922	19,558
	Lotte Shopping Co., Ltd.	1,119	107,438
	LS Corp.	2,171	71,645
	LS Industrial Systems Co., Ltd.	1,763	77,054
*	Lumens Co., Ltd.	6,480	12,949
*	LVMC Holdings	8,113	27,586
	Macquarie Korea Infrastructure Fund	42,941	417,850
*	Macrogen, Inc.	591	11,109
	Maeil Holdings Co., Ltd.	1,193	10,240
	Mando Corp.	5,159	143,417
	Mcnex Co., Ltd.	879	25,511
*	ME2ON Co., Ltd.	3,372	14,882
*	Medipost Co., Ltd.	363	9,763
	Medy-Tox, Inc.	675	181,185
	Meerecompany, Inc.	202	4,882
	MegaStudy Co., Ltd.	2,286	21,855
	MegaStudyEdu Co., Ltd.	892	32,895
	Meritz Financial Group, Inc.	6,630	59,191
	Meritz Fire & Marine Insurance Co., Ltd.	13,276	174,231
	Meritz Securities Co., Ltd.	56,750	172,370
*	Mezzion Pharma Co., Ltd.	158	21,581
	MiCo, Ltd.	3,044	16,093
	Minwise Co., Ltd.	940	11,318
	Mirae Asset Daewoo Co., Ltd.	32,940	187,201
	Mirae Asset Life Insurance Co., Ltd.	15,213	53,321
	Miwon Commercial Co., Ltd.	161	7,902
	Miwon Specialty Chemical Co., Ltd.	200	12,458
	MK Electron Co., Ltd.	1,168	7,520
	Modetour Network, Inc.	916	11,182
	Moorim P&P Co., Ltd.	4,923	15,949

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Motonic Corp.	2,192	$16,324
	Muhak Co., Ltd.	2,049	14,075
	Multicampus Co., Ltd.	382	11,069
	Nam Hwa Construction Co., Ltd.	1,565	18,038
	Namhae Chemical Corp.	2,155	13,874
*	Namuga Co., Ltd.	369	12,499
	Namyang Dairy Products Co., Ltd.	50	17,234
	Nasmedia Co., Ltd.	273	8,642
	NAVER Corp.	6,029	899,096
	NCSoft Corp.	1,133	600,204
	NeoPharm Co., Ltd.	561	18,984
*	Neowiz	1,979	28,082
*	NEOWIZ HOLDINGS Corp.	920	10,482
	NEPES Corp.	2,188	42,465
*	Netmarble Corp.	1,287	95,437
*	Neuros Co., Ltd.	6,774	20,476
	Nexen Tire Corp.	4,735	32,068
	NH Investment & Securities Co., Ltd.	19,521	177,828
*	NHN Corp.	1,803	113,286
	NHN KCP Corp.	3,043	60,950
	Nice Information & Telecommunication, Inc.	1,324	31,525
	NICE Information Service Co., Ltd.	5,529	76,961
	NICE Total Cash Management Co., Ltd.	4,834	30,322
	Nong Shim Holdings Co., Ltd.	274	17,746
	Nong Woo Bio Co., Ltd.	1,061	9,586
	NongShim Co., Ltd.	433	83,290
	NOROO Paint & Coatings Co., Ltd.	2,414	14,921
	NS Shopping Co., Ltd.	2,380	17,424
	OCI Co., Ltd.	2,146	99,072
	OptoElectronics Solutions Co., Ltd.	552	19,291
	OPTRON-TEC, Inc.	2,610	13,775
	Orion Holdings Corp.	3,035	39,206
*	Osstem Implant Co., Ltd.	1,972	69,343
	Ottogi Corp.	124	52,380
	Pan-Pacific Co., Ltd.	4,645	9,095
	Partron Co., Ltd.	4,893	45,035
*	Pearl Abyss Corp.	982	148,343
*	Pharmicell Co., Ltd.	2,810	18,066
	POSCO Chemical Co., Ltd.	1,869	88,373
	Posco ICT Co., Ltd.	6,222	25,446
*	Power Logics Co., Ltd.	5,517	40,581
	Protec Co., Ltd.	1,501	20,484
	PSK, Inc.	647	12,031
	Pulmuone Co., Ltd.	4,595	40,352
	Pyeong Hwa Automotive Co., Ltd.	1,198	7,995
*	Redrover Co., Ltd.	12,390	4,756
	RFHIC Corp.	971	22,493
	S Net Systems, Inc.	3,146	17,259
	S&S Tech Corp.	1,988	25,104
	S&T Dynamics Co., Ltd.	758	4,153
	S&T Motiv Co., Ltd.	1,037	33,810
	S-1 Corp.	2,859	218,280
	Sajo Industries Co., Ltd.	228	6,292
	Sajodaerim Corp.	1,111	13,348
	Sam Chun Dang Pharm Co., Ltd.	604	14,380
	Sam Young Electronics Co., Ltd.	1,482	10,293
	Sam Yung Trading Co., Ltd.	935	12,499
*	Sambon Electronics Co., Ltd.	9,679	19,027
*	Sambu Engineering & Construction Co., Ltd.	18,831	9,842

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samho Development Co., Ltd.	5,403	$18,248
	Samho International Co., Ltd.	1,190	17,471
	Samick Musical Instruments Co., Ltd.	11,471	17,017
	Samjin Pharmaceutical Co., Ltd.	1,711	33,731
	Samkwang Glass Co., Ltd.	393	9,210
	Sammok S-Form Co., Ltd.	1,045	6,731
*	Samsung Biologics Co., Ltd.	341	137,055
	Samsung C&T Corp.	3,721	334,855
	Samsung Card Co., Ltd.	3,276	103,905
	Samsung Electro-Mechanics Co., Ltd.	4,361	447,122
	Samsung Electronics Co., Ltd., GDR	2,910	3,390,050
	Samsung Electronics Co., Ltd.	146,089	6,768,740
	Samsung Electronics Co., Ltd. , GDR	1,864	2,184,608
*	Samsung Engineering Co., Ltd.	35,775	508,966
	Samsung Fire & Marine Insurance Co., Ltd.	6,106	1,075,056
*	Samsung Heavy Industries Co., Ltd.	38,956	214,493
	Samsung Life Insurance Co., Ltd.	4,791	277,235
#*	Samsung Pharmaceutical Co., Ltd.	7,394	23,884
	Samsung SDI Co., Ltd.	2,150	489,422
	Samsung SDS Co., Ltd.	3,140	506,105
	Samsung Securities Co., Ltd.	9,703	283,464
	SAMT Co., Ltd.	10,436	20,986
	Samwha Capacitor Co., Ltd.	256	11,436
	Samyang Corp.	527	18,558
	Samyang Foods Co., Ltd.	544	45,893
	Samyang Tongsang Co., Ltd.	207	10,637
*	Sangsangin Co., Ltd.	4,749	31,664
	Sangsin Energy Display Precision Co., Ltd.	2,574	19,035
	SaraminHR Co., Ltd.	577	13,824
*	SBS Media Holdings Co., Ltd.	6,667	11,387
*	SBW	11,416	12,863
	Seah Besteel Corp.	2,272	24,388
	SeAH Steel Corp.	130	5,695
	SeAH Steel Holdings Corp.	145	4,913
	Sebang Co., Ltd.	2,031	16,997
	Sebang Global Battery Co., Ltd.	743	20,804
*	Seegene, Inc.	702	17,517
*	Sejong Telecom, Inc.	33,195	9,110
*	Sekonix Co., Ltd.	2,406	13,553
	Seohan Co., Ltd.	13,295	11,846
	Seohee Construction Co., Ltd.	40,458	36,407
	Seojin System Co., Ltd.	847	18,794
	Seoul Auction Co., Ltd.	4,388	20,323
	Seoul Semiconductor Co., Ltd.	4,088	48,451
	Seoyon E-Hwa Co., Ltd.	2,472	10,200
*	Sewon Cellontech Co., Ltd.	4,080	8,651
	SFA Engineering Corp.	2,298	77,653
*	SFA Semicon Co., Ltd.	18,337	84,618
*	SG Corp.	15,759	11,524
*	Shinhan Financial Group Co., Ltd.	28,776	939,053
	Shinil Industrial Co., Ltd.	16,619	24,920
	Shinsegae Engineering & Construction Co., Ltd.	601	12,628
	Shinsegae Food Co., Ltd.	268	15,072
	Shinsegae Information & Communication Co., Ltd.	235	21,992
	Shinsegae International, Inc.	342	57,928
	Shinsegae, Inc.	921	204,256
*	Shinsung E&G Co., Ltd.	13,700	10,143
*	Shinwon Corp.	11,931	16,307
	Shinyoung Securities Co., Ltd.	258	11,462

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SHOWBOX Corp.	4,087	$11,095
	Silicon Works Co., Ltd.	347	10,596
	Silla Co., Ltd.	817	7,628
	SIMMTECH Co., Ltd.	2,363	21,403
	SIMPAC, Inc.	4,358	9,301
	Sindoh Co., Ltd.	811	23,028
	SK Bioland Co., Ltd.	797	13,770
	SK Chemicals Co., Ltd.	928	44,730
	SK D&D Co., Ltd.	555	12,642
	SK Discovery Co., Ltd.	2,391	46,315
	SK Gas, Ltd.	472	29,718
	SK Hynix, Inc.	30,559	2,325,122
	SK Materials Co., Ltd.	444	57,832
	SK Securities Co., Ltd.	67,679	32,687
	SK Telecom Co., Ltd., Sponsored ADR	3,290	69,781
	SK Telecom Co., Ltd.	106	20,306
	SKC Co., Ltd.	2,772	119,579
#*	SKC Solmics Co., Ltd.	6,466	17,938
	SKCKOLONPI, Inc.	2,188	70,335
	SL Corp.	3,157	44,001
*	SM Entertainment Co., Ltd.	1,094	29,640
	S-Oil Corp.	2,217	139,577
#*	Solid, Inc.	7,191	32,158
	Songwon Industrial Co., Ltd.	3,410	37,067
	Soulbrain Co., Ltd.	2,972	241,517
	SPC Samlip Co., Ltd.	184	11,697
	SPG Co., Ltd.	2,484	13,337
	Spigen Korea Co., Ltd.	385	16,725
*	Ssangyong Motor Co.	4,748	7,692
	ST Pharm Co., Ltd.	1,487	33,991
	Sung Kwang Bend Co., Ltd.	3,027	23,835
	Sungwoo Hitech Co., Ltd.	11,092	33,304
*	Synopex, Inc.	5,962	12,283
	Taekwang Industrial Co., Ltd.	69	53,726
*	Taewoong Co., Ltd.	1,299	8,005
	Taeyoung Engineering & Construction Co., Ltd.	6,900	79,049
*	Taihan Electric Wire Co., Ltd.	40,277	20,063
	Taihan Textile Co., Ltd.	153	2,533
	TechWing, Inc.	1,557	21,668
*	Telcon RF Pharmaceutical, Inc.	5,341	21,459
	TES Co., Ltd.	818	15,891
	Tesna, Inc.	997	52,944
*	Theragen Etex Co., Ltd.	1,688	10,673
*	TK Chemical Corp.	10,591	23,161
	TK Corp.	1,739	14,594
*	TOBESOFT Co., Ltd.	4,351	9,028
	Tokai Carbon Korea Co., Ltd.	524	25,882
	Tongyang Life Insurance Co., Ltd.	7,227	21,661
	Tongyang, Inc.	18,548	16,885
	Top Engineering Co., Ltd.	3,123	22,756
	Toptec Co., Ltd.	2,645	22,824
	Tovis Co., Ltd.	1,760	12,642
	TS Corp.	733	11,658
	Ubiquoss, Inc.	605	13,998
*	Uni-Chem Co., Ltd.	8,018	12,052
	Unid Co., Ltd.	743	27,271
	Union Semiconductor Equipment & Materials Co., Ltd.	7,940	39,336
	Uniquest Corp.	2,210	12,212
	UniTest, Inc.	1,273	16,311

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Value Added Technology Co., Ltd.	1,700	$43,875
	Viatron Technologies, Inc.	2,400	17,427
	Vieworks Co., Ltd.	1,669	49,615
*	Webzen, Inc.	1,970	23,783
	Wemade Co., Ltd.	992	26,086
	Whanin Pharmaceutical Co., Ltd.	1,000	12,543
	Winix, Inc.	1,327	27,343
	WiSoL Co., Ltd.	3,340	37,070
*	Wonik Holdings Co., Ltd.	3,176	13,757
	WONIK IPS Co., Ltd.	3,606	101,968
	Wonik Materials Co., Ltd.	1,057	22,618
*	Wonik QnC Corp.	2,491	30,847
	Woongjin Coway Co., Ltd.	5,726	420,129
#*	Woori Financial Group, Inc., Sponsored ADR	4,929	125,197
	Woori Financial Group, Inc.	4,972	41,974
*	Woori Investment Bank Co., Ltd.	33,322	16,094
	Woori Technology Investment Co., Ltd.	9,632	22,068
*	Wooridul Pharmaceutical, Ltd.	3,336	17,706
	Woory Industrial Co., Ltd.	676	12,320
*	Woosu AMS Co., Ltd.	5,489	14,554
	Worldex Industry & Trading Co., Ltd.	2,869	18,390
	Y G-1 Co., Ltd.	3,071	17,170
	YG Entertainment, Inc.	517	13,491
	YMC Co., Ltd.	3,691	25,126
*	Yonwoo Co., Ltd.	553	9,194
	Youlchon Chemical Co., Ltd.	1,226	12,785
	Young Poong Corp.	73	38,245
	Young Poong Precision Corp.	1,490	9,746
*	Youngone Corp.	2,581	66,558
	Youngone Holdings Co., Ltd.	764	26,498
*	Yuanta Securities Korea Co., Ltd.	16,834	37,684
	Yuhan Corp.	556	100,864
	Zeus Co., Ltd.	1,058	11,944
TOTAL SOUTH KOREA			54,065,587
TAIWAN — (16.6%)
	Aaeon Technology, Inc.	5,000	11,636
	Ability Enterprise Co., Ltd.	47,000	22,382
	Ability Opto-Electronics Technology Co., Ltd.	10,200	13,772
	AcBel Polytech, Inc.	31,000	23,631
	Accton Technology Corp.	72,000	382,693
	Acer, Inc.	496,000	274,304
	ACES Electronic Co., Ltd.	24,000	21,211
	Acter Group Corp., Ltd.	3,450	19,417
	Actron Technology Corp.	8,196	27,170
	A-DATA Technology Co., Ltd.	27,000	62,232
	Addcn Technology Co., Ltd.	4,000	30,716
	Advanced Ceramic X Corp.	5,000	49,664
	Advanced International Multitech Co., Ltd.	14,000	17,445
*	Advanced Optoelectronic Technology, Inc.	36,000	20,062
	Advanced Wireless Semiconductor Co.	11,000	32,404
	Advancetek Enterprise Co., Ltd.	56,000	34,782
	Advantech Co., Ltd.	24,000	228,916
	Aerospace Industrial Development Corp.	57,000	63,337
*	AGV Products Corp.	52,000	11,813
	Airtac International Group	16,000	241,821
	Alchip Technologies, Ltd.	5,000	37,438
*	ALI Corp.	35,632	18,487
	All Ring Tech Co., Ltd.	14,000	19,084

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Allis Electric Co., Ltd.	45,320	$31,124
	Alltop Technology Co., Ltd.	6,000	13,796
	Alpha Networks, Inc.	55,000	36,588
	Altek Corp.	46,000	30,961
	Amazing Microelectronic Corp.	10,595	32,147
	Ampire Co., Ltd.	16,000	10,810
	AMPOC Far-East Co., Ltd.	22,000	20,136
*	AmTRAN Technology Co., Ltd.	90,000	30,441
	Anpec Electronics Corp.	5,000	11,582
	Apacer Technology, Inc.	11,000	15,188
	APCB, Inc.	16,000	12,587
	Apex Biotechnology Corp.	12,000	10,175
	Apex International Co., Ltd.	23,000	40,006
	Apogee Optocom Co., Ltd.	4,000	17,496
	Arcadyan Technology Corp.	13,805	35,471
	Argosy Research, Inc.	13,000	26,247
	ASE Technology Holding Co., Ltd., ADR	9,375	44,438
	ASE Technology Holding Co., Ltd.	304,000	733,555
	Asia Cement Corp.	75,000	111,557
	Asia Optical Co., Inc.	19,000	53,553
*	Asia Pacific Telecom Co., Ltd.	128,464	33,253
	Asia Polymer Corp.	35,310	17,144
	Asia Vital Components Co., Ltd.	38,000	42,042
	ASMedia Technology, Inc.	2,000	51,787
	ASPEED Technology, Inc.	3,000	91,866
	Asustek Computer, Inc.	75,000	552,362
	Aten International Co., Ltd.	7,000	19,396
	AURAS Technology Co., Ltd.	9,000	47,854
	Aurora Corp.	4,000	11,869
	Avalue Technology, Inc.	10,000	23,853
	AVY Precision Technology, Inc.	22,567	22,187
	Axiomtek Co., Ltd.	6,000	11,247
	Bank of Kaohsiung Co., Ltd.	76,097	24,451
	Basso Industry Corp.	10,000	15,688
	BenQ Materials Corp.	16,000	8,868
	BES Engineering Corp.	189,000	45,782
	Bin Chuan Enterprise Co., Ltd.	15,000	9,298
*	Biostar Microtech International Corp.	55,000	19,333
	Bioteque Corp.	10,000	38,662
	Bizlink Holding, Inc.	16,000	116,887
*	Boardtek Electronics Corp.	24,000	17,690
	Bright Led Electronics Corp.	27,000	13,404
	Brighton-Best International Taiwan, Inc.	31,000	28,558
	C Sun Manufacturing, Ltd.	25,000	19,503
*	Cameo Communications, Inc.	38,000	9,007
	Capital Futures Corp.	15,000	21,158
	Capital Securities Corp.	171,060	57,524
	Career Technology MFG. Co., Ltd.	36,480	35,482
	Casetek Holdings, Ltd.	32,000	44,404
	Caswell, Inc.	8,000	29,329
	Catcher Technology Co., Ltd.	124,000	981,967
	Cathay Financial Holding Co., Ltd.	350,658	469,345
	Cathay Real Estate Development Co., Ltd.	120,000	81,034
	Cayman Engley Industrial Co., Ltd.	4,000	11,545
	Celxpert Energy Corp.	11,000	10,420
	Center Laboratories, Inc.	13,259	22,882
	Central Reinsurance Co., Ltd.	19,000	12,341
	Chailease Holding Co., Ltd.	99,185	411,302
	ChainQui Construction Development Co., Ltd.	17,000	12,367

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chang Hwa Commercial Bank, Ltd.	145,748	$103,237
	Chang Wah Electromaterials, Inc.	4,000	21,428
	Chang Wah Technology Co., Ltd.	20,000	19,147
	Channel Well Technology Co., Ltd.	26,000	21,317
	Chaun-Choung Technology Corp.	3,000	20,351
	CHC Healthcare Group	26,000	32,460
	Chen Full International Co., Ltd.	13,000	14,778
	Chenbro Micom Co., Ltd.	10,000	37,766
	Cheng Loong Corp.	110,000	71,492
*	Cheng Mei Materials Technology Corp.	62,000	13,792
	Cheng Shin Rubber Industry Co., Ltd.	31,000	40,143
	Cheng Uei Precision Industry Co., Ltd.	46,000	59,557
	Chia Chang Co., Ltd.	13,000	16,621
	Chicony Electronics Co., Ltd.	98,185	276,460
	Chicony Power Technology Co., Ltd.	24,055	46,789
	Chieftek Precision Co., Ltd.	8,800	25,488
	Chilisin Electronics Corp.	20,979	80,650
	China Airlines, Ltd.	416,000	109,993
	China Bills Finance Corp.	93,000	46,730
	China Chemical & Pharmaceutical Co., Ltd.	34,000	23,564
	China Development Financial Holding Corp.	613,000	187,540
	China Electric Manufacturing Corp.	33,000	12,477
	China General Plastics Corp.	52,655	33,006
*	China Life Insurance Co., Ltd.	429,851	349,034
	China Man-Made Fiber Corp.	191,220	47,308
	China Metal Products	14,000	13,904
	China Motor Corp.	33,200	40,967
	China Steel Chemical Corp.	29,000	114,808
	China Steel Corp.	394,000	300,220
	China Steel Structure Co., Ltd.	15,000	11,738
	Ching Feng Home Fashions Co., Ltd.	20,000	22,123
	Chin-Poon Industrial Co., Ltd.	53,000	53,137
	Chipbond Technology Corp.	89,000	175,471
	ChipMOS Techinologies, Inc.	41,000	40,124
	ChipMOS Technologies, Inc., ADR	2,254	43,996
	Chlitina Holding, Ltd.	12,000	80,168
	Chong Hong Construction Co., Ltd.	27,000	74,770
	Chroma ATE, Inc.	37,000	180,445
	Chung Hsin Electric & Machinery Manufacturing Corp.	51,000	45,537
	Chung Hung Steel Corp.	57,000	17,419
	Chung Hwa Pulp Corp.	38,000	10,861
	Chunghwa Telecom Co., Ltd., Sponsored ADR	5,627	201,222
	Chunghwa Telecom Co., Ltd.	23,000	82,170
	Clevo Co.	66,000	74,909
*	CMC Magnetics Corp.	176,827	47,313
	Compal Electronics, Inc.	725,000	436,567
	Compeq Manufacturing Co., Ltd.	124,000	164,677
*	Concord Securities Co., Ltd.	46,350	11,205
	Concraft Holding Co., Ltd.	3,454	15,048
	Continental Holdings Corp.	41,000	17,185
	Contrel Technology Co., Ltd.	38,000	19,778
	Coremax Corp.	9,000	19,974
	Coretronic Corp.	84,000	100,743
	Co-Tech Development Corp.	25,000	29,584
	Coxon Precise Industrial Co., Ltd.	18,000	8,878
	Creative Sensor, Inc.	15,000	10,510
*	CSBC Corp. Taiwan	22,750	18,405
	CTBC Financial Holding Co., Ltd.	896,000	649,857
	CTCI Corp.	69,000	86,002

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cub Elecparts, Inc.	5,517	$39,002
	CviLux Corp.	12,000	9,667
	Cyberlink Corp.	7,000	23,290
	CyberPower Systems, Inc.	8,000	27,272
	CyberTAN Technology, Inc.	73,000	37,033
	Cypress Technology Co., Ltd.	7,000	18,567
	DA CIN Construction Co., Ltd.	35,000	24,647
	Dadi Early-Childhood Education Group, Ltd.	2,500	17,908
	Dafeng TV, Ltd.	10,000	13,376
	Da-Li Development Co., Ltd.	12,599	11,717
	Darfon Electronics Corp.	38,000	47,643
	Darwin Precisions Corp.	63,000	30,103
	Daxin Materials Corp.	7,000	19,303
	De Licacy Industrial Co., Ltd.	20,017	16,058
	Delta Electronics, Inc.	91,000	425,178
	Depo Auto Parts Ind Co., Ltd.	13,000	24,494
	Dimerco Express Corp.	18,000	15,954
	D-Link Corp.	85,000	38,451
	Dyaco International, Inc.	10,000	12,556
*	Dynamic Electronics Co., Ltd.	32,000	16,026
	Dynapack International Technology Corp.	24,000	52,414
	E & R Engineering Corp.	11,221	10,788
	E Ink Holdings, Inc.	99,000	96,324
	E.Sun Financial Holding Co., Ltd.	364,214	336,465
	Eastern Media International Corp.	51,000	17,561
	Eclat Textile Co., Ltd.	22,000	280,588
*	Edimax Technology Co., Ltd.	65,000	19,964
	Edom Technology Co., Ltd.	25,000	13,653
	eGalax_eMPIA Technology, Inc.	4,000	6,223
	Egis Technology, Inc.	10,000	64,870
	Elan Microelectronics Corp.	37,100	104,223
	E-LIFE MALL Corp.	6,000	13,421
	Elite Advanced Laser Corp.	15,600	32,523
	Elite Material Co., Ltd.	35,000	130,823
	Elite Semiconductor Memory Technology, Inc.	15,000	16,752
*	Elitegroup Computer Systems Co., Ltd.	37,000	14,921
	eMemory Technology, Inc.	9,000	95,055
	Ennoconn Corp.	4,124	30,616
	EnTie Commercial Bank Co., Ltd.	50,000	25,453
	Epistar Corp.	106,000	118,321
	Eson Precision Ind. Co., Ltd.	17,000	19,165
	Eternal Materials Co., Ltd.	143,920	128,003
*	Etron Technology, Inc.	50,000	15,244
	Eurocharm Holdings Co., Ltd.	4,000	15,083
*	Everest Textile Co., Ltd.	29,580	8,210
	Evergreen International Storage & Transport Corp.	32,000	14,554
	Everlight Chemical Industrial Corp.	73,000	36,557
	Everlight Electronics Co., Ltd.	56,000	69,517
	Excellence Opto, Inc.	34,000	27,302
	Excelsior Medical Co., Ltd.	16,141	28,167
	Far Eastern Department Stores, Ltd.	124,000	100,520
	Far Eastern International Bank	144,738	56,772
	Far Eastern New Century Corp.	231,000	214,148
	Far EasTone Telecommunications Co., Ltd.	63,000	142,702
	Faraday Technology Corp.	17,000	27,297
	Farglory F T Z Investment Holding Co., Ltd.	25,000	19,980
	Farglory Land Development Co., Ltd.	41,000	54,509
*	Federal Corp.	34,000	13,199
	Feedback Technology Corp.	5,000	9,667

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Feng Hsin Steel Co., Ltd.	17,000	$29,773
	Feng TAY Enterprise Co., Ltd.	12,000	71,824
	Firich Enterprises Co., Ltd.	9,000	9,432
	First Financial Holding Co., Ltd.	340,259	264,800
	First Hi-Tec Enterprise Co., Ltd.	13,000	16,005
	First Hotel	33,000	16,383
	First Insurance Co., Ltd. (The)	26,000	12,253
	First Steamship Co., Ltd.	49,000	15,481
	FLEXium Interconnect, Inc.	33,000	113,829
	Flytech Technology Co., Ltd.	14,000	33,410
	FocalTech Systems Co., Ltd.	34,000	28,242
	FOCI Fiber Optic Communications, Inc.	19,000	15,225
	Formosa Advanced Technologies Co., Ltd.	21,000	25,654
	Formosa Chemicals & Fibre Corp.	49,000	136,776
	Formosa International Hotels Corp.	4,000	20,195
	Formosa Laboratories, Inc.	9,000	12,407
	Formosa Oilseed Processing Co., Ltd.	18,000	19,331
	Formosa Petrochemical Corp.	9,000	26,614
	Formosa Plastics Corp.	60,000	184,242
	Formosa Sumco Technology Corp.	12,000	43,582
	Formosan Rubber Group, Inc.	34,000	21,274
	Formosan Union Chemical	59,000	25,344
	Fortune Electric Co., Ltd.	11,000	10,883
	Foxconn Technology Co., Ltd.	95,000	188,545
	Foxsemicon Integrated Technology, Inc.	14,150	80,098
	FSP Technology, Inc.	20,000	13,904
	Fubon Financial Holding Co., Ltd.	369,000	547,215
	Fulgent Sun International Holding Co., Ltd.	10,307	44,309
	Fullerton Technology Co., Ltd.	17,000	10,857
	Fulltech Fiber Glass Corp.	55,550	20,577
	G Shank Enterprise Co., Ltd.	16,000	11,839
	Gallant Precision Machining Co., Ltd.	30,000	18,694
	Gamania Digital Entertainment Co., Ltd.	17,000	31,269
	GCS Holdings, Inc.	4,000	8,106
	GEM Services, Inc.	12,100	23,891
*	Gemtek Technology Corp.	48,000	37,278
	General Interface Solution Holding, Ltd.	27,000	88,691
	General Plastic Industrial Co., Ltd.	12,000	11,567
	Generalplus Technology, Inc.	12,000	12,078
	Genesys Logic, Inc.	14,000	15,051
	Genius Electronic Optical Co., Ltd.	10,634	183,928
	Getac Technology Corp.	33,000	53,858
	Giant Manufacturing Co., Ltd.	43,000	253,209
*	Giantplus Technology Co., Ltd.	35,000	14,163
	Gigabyte Technology Co., Ltd.	68,000	113,869
*	Gigastorage Corp.	18,825	7,314
	Ginko International Co., Ltd.	7,000	42,518
	Global Brands Manufacture, Ltd.	54,000	25,782
	Global Mixed Mode Technology, Inc.	6,000	22,410
	Global PMX Co., Ltd.	4,000	22,570
	Global Unichip Corp.	5,000	38,727
#	Globalwafers Co., Ltd.	17,000	219,285
	Globe Union Industrial Corp.	27,000	15,183
	Gloria Material Technology Corp.	34,000	19,589
*	Gold Circuit Electronics, Ltd.	35,000	17,410
	Goldsun Building Materials Co., Ltd.	137,000	66,434
	Good Will Instrument Co., Ltd.	13,000	10,874
	Gourmet Master Co., Ltd.	6,208	20,869
	Grand Ocean Retail Group, Ltd.	13,000	9,401

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Grand Pacific Petrochemical	136,000	$76,132
	Grand Plastic Technology Corp.	3,000	27,639
	GrandTech CG Systems, Inc.	11,550	15,942
	Grape King Bio, Ltd.	20,000	126,338
	Great China Metal Industry	35,000	27,885
	Great Taipei Gas Co., Ltd.	61,000	63,538
	Greatek Electronics, Inc.	26,000	40,134
	GTM Holdings Corp.	21,000	15,602
	Hannstar Board Corp.	36,718	45,035
*	HannsTouch Solution, Inc.	89,307	36,599
	Harvatek Corp.	22,000	8,509
	Hey Song Corp.	41,000	44,596
	Highlight Tech Corp.	22,000	18,892
	Highwealth Construction Corp.	104,000	155,330
	HIM International Music, Inc.	5,000	18,924
	Hiroca Holdings, Ltd.	7,000	14,228
	Hitron Technology, Inc.	12,080	8,387
	Hiwin Technologies Corp.	30,399	302,478
	Ho Tung Chemical Corp.	160,000	41,937
	Holtek Semiconductor, Inc.	9,000	19,397
	Holy Stone Enterprise Co., Ltd.	24,000	77,553
	Hon Hai Precision Industry Co., Ltd.	560,600	1,524,275
	Hon Hai Precision Industry Co., Ltd., GDR	4,692	25,523
	Hon Hai Precision Industry Co., Ltd., GDR	7,216	39,111
	Hong Pu Real Estate Development Co., Ltd.	33,000	24,602
	Hong TAI Electric Industrial	30,000	10,392
	Hong YI Fiber Industry Co.	17,000	10,144
	Hota Industrial Manufacturing Co., Ltd.	16,000	62,748
	Hotai Motor Co., Ltd.	18,000	367,154
	Hotron Precision Electronic Industrial Co., Ltd.	13,650	18,266
	Hsin Kuang Steel Co., Ltd.	11,000	11,463
	Hsin Yung Chien Co., Ltd.	4,200	11,449
	Hu Lane Associate, Inc.	5,000	15,372
*	HUA ENG Wire & Cable Co., Ltd.	23,000	7,070
	Hua Nan Financial Holdings Co., Ltd.	475,345	338,772
	Huaku Development Co., Ltd.	37,000	109,288
	Huang Hsiang Construction Corp.	26,000	31,031
	Hung Ching Development & Construction Co., Ltd.	14,000	9,587
	Hung Sheng Construction, Ltd.	78,240	59,054
	Ibase Technology, Inc.	17,000	23,603
	IBF Financial Holdings Co., Ltd.	267,132	103,638
	Ichia Technologies, Inc.	62,000	32,268
	IEI Integration Corp.	14,220	23,551
	Infortrend Technology, Inc.	25,000	10,629
	Innodisk Corp.	10,249	59,069
	Inpaq Technology Co., Ltd.	11,400	12,298
	Intai Technology Corp.	5,000	20,211
*	Integrated Service Technology, Inc.	17,907	23,479
	International CSRC Investment Holdings Co.	107,220	107,706
	International Games System Co., Ltd.	9,000	143,537
	Inventec Corp.	417,000	313,927
	Iron Force Industrial Co., Ltd.	8,000	26,709
	I-Sheng Electric Wire & Cable Co., Ltd.	11,000	16,268
	ITE Technology, Inc.	14,000	18,690
	ITEQ Corp.	23,000	98,889
	Jarllytec Co., Ltd.	7,000	18,477
	Jentech Precision Industrial Co., Ltd.	9,000	60,941
	Jih Lin Technology Co., Ltd.	6,000	12,700
	Jih Sun Financial Holdings Co., Ltd.	193,371	63,702

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jinli Group Holdings, Ltd.	23,391	$7,779
	JMC Electronics Co., Ltd.	7,000	15,349
	Johnson Health Tech Co., Ltd.	9,000	21,617
	Jourdeness Group, Ltd.	4,000	12,488
	Kaimei Electronic Corp.	16,000	19,820
	KEE TAI Properties Co., Ltd.	70,000	27,573
	Kenda Rubber Industrial Co., Ltd.	18,000	17,178
	Kenmec Mechanical Engineering Co., Ltd.	22,000	11,311
	Kerry TJ Logistics Co., Ltd.	21,000	26,980
	Kindom Development Co., Ltd.	31,000	28,858
	King Chou Marine Technology Co., Ltd.	11,000	12,265
	King Slide Works Co., Ltd.	5,000	57,745
	Kingpak Technology, Inc.	8,313	46,326
	King's Town Bank Co., Ltd.	107,000	121,099
*	King's Town Construction Co., Ltd.	9,000	9,210
	Kinik Co.	9,000	18,944
	Kinpo Electronics	160,000	74,063
	Kinsus Interconnect Technology Corp.	29,000	44,566
	KMC Kuei Meng International, Inc.	5,250	17,556
	KS Terminals, Inc.	12,000	17,664
	Kung Long Batteries Industrial Co., Ltd.	12,000	60,016
*	Kung Sing Engineering Corp.	67,000	19,467
	Kuo Toong International Co., Ltd.	18,248	10,666
	Kuoyang Construction Co., Ltd.	40,000	25,572
	Kwong Lung Enterprise Co., Ltd.	16,000	23,467
	KYE Systems Corp.	18,000	4,659
	L&K Engineering Co., Ltd.	21,000	20,860
	Land Mark Optoelectronics Corp.	10,000	84,615
	Lanner Electronics, Inc.	9,720	17,333
	Largan Precision Co., Ltd.	5,000	776,638
	Lealea Enterprise Co., Ltd.	61,000	18,036
	Lelon Electronics Corp.	18,000	22,518
	Lemtech Holdings Co., Ltd.	3,599	11,909
	Lextar Electronics Corp.	28,000	15,344
	Li Cheng Enterprise Co., Ltd.	9,756	13,343
	Li Peng Enterprise Co., Ltd.	55,000	12,128
	Lian HWA Food Corp.	10,500	14,215
	Lien Hwa Industrial Holdings Corp.	53,340	66,471
	Lifestyle Global Enterprise, Inc.	6,000	15,871
	Lingsen Precision Industries, Ltd.	37,000	13,234
	Lite-On Semiconductor Corp.	11,000	14,836
	Lite-On Technology Corp.	209,000	323,784
	Long Bon International Co., Ltd.	16,000	7,366
	Long Da Construction & Development Corp.	40,000	19,975
	Longchen Paper & Packaging Co., Ltd.	152,035	68,702
	Longwell Co.	11,000	21,233
	Lotes Co., Ltd.	7,256	74,411
	Lumax International Corp., Ltd.	8,000	19,961
	Lung Yen Life Service Corp.	10,000	20,349
	Macauto Industrial Co., Ltd.	5,000	13,795
	Machvision, Inc.	4,000	50,457
	Macroblock, Inc.	5,000	18,389
	Makalot Industrial Co., Ltd.	31,750	158,359
	Marketech International Corp.	8,000	20,941
	Materials Analysis Technology, Inc.	8,000	18,593
	MediaTek, Inc.	63,000	797,100
	Mega Financial Holding Co., Ltd.	353,000	366,766
	Mercuries & Associates Holding, Ltd.	54,200	40,398
*	Mercuries Life Insurance Co., Ltd.	201,877	82,812

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Merida Industry Co., Ltd.	18,000	$97,994
	Merry Electronics Co., Ltd.	32,193	155,464
*	Microbio Co., Ltd.	70,000	32,168
	Micro-Star International Co., Ltd.	99,000	300,769
	Mildef Crete, Inc.	2,000	2,957
*	MIN AIK Technology Co., Ltd.	20,000	7,643
	Mirle Automation Corp.	16,000	19,238
	Mitac Holdings Corp.	120,566	114,731
	momo.com, Inc.	7,000	70,279
*	Motech Industries, Inc.	41,000	9,815
	MPI Corp.	9,000	21,727
	Nak Sealing Technologies Corp.	10,000	22,756
	Namchow Holdings Co., Ltd.	15,000	24,527
	Nan Kang Rubber Tire Co., Ltd.	9,000	14,352
	Nan Ya Plastics Corp.	144,000	330,041
	Nantex Industry Co., Ltd.	45,200	45,019
	Nanya Technology Corp.	73,000	184,236
	National Aerospace Fasteners Corp.	7,000	18,325
	National Petroleum Co., Ltd.	12,000	17,927
*	Newmax Technology Co., Ltd.	7,000	16,116
	Nexcom International Co., Ltd.	14,000	11,501
	Nichidenbo Corp.	16,000	24,930
	Nien Hsing Textile Co., Ltd.	13,000	8,812
	Nien Made Enterprise Co., Ltd.	13,000	105,287
	Nishoku Technology, Inc.	10,000	21,186
	Novatek Microelectronics Corp.	113,000	796,782
	Nuvoton Technology Corp.	19,625	26,442
*	O-Bank Co., Ltd.	164,000	41,365
	On-Bright Electronics, Inc.	3,000	21,676
	OptoTech Corp.	25,500	18,567
*	Orient Semiconductor Electronics, Ltd.	85,000	36,335
	Oriental Union Chemical Corp.	52,000	33,755
	Pacific Construction Co.	33,000	11,234
	Pan Jit International, Inc.	36,900	28,929
	Pan-International Industrial Corp.	56,000	37,085
	Panion & BF Biotech, Inc.	6,000	16,333
	Parade Technologies, Ltd.	10,000	208,067
*	PChome Online, Inc.	7,000	20,497
	PCL Technologies, Inc.	7,432	25,497
	P-Duke Technology Co., Ltd.	11,000	26,282
	Pegatron Corp.	166,000	344,177
	Pharmally International Holding Co., Ltd.	6,410	44,481
*	Phihong Technology Co., Ltd.	38,000	10,926
	Phison Electronics Corp.	25,000	260,705
	Pixart Imaging, Inc.	9,000	47,335
	Planet Technology Corp.	6,000	12,681
	Plastron Precision Co., Ltd.	19,000	11,752
	Plotech Co., Ltd.	38,000	23,000
	Polytronics Technology Corp.	9,000	18,643
	Posiflex Technology, Inc.	3,000	9,892
	Pou Chen Corp.	168,000	194,040
	Power Wind Health Industry, Inc.	3,000	16,647
	Powertech Technology, Inc.	98,000	347,213
	Poya International Co., Ltd.	4,000	57,323
	President Chain Store Corp.	47,000	462,395
	President Securities Corp.	104,000	48,416
	Primax Electronics, Ltd.	58,000	100,055
	Prince Housing & Development Corp.	113,000	40,469
	Pro Hawk Corp.	3,000	14,537

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Promate Electronic Co., Ltd.	12,000	$13,566
	Prosperity Dielectrics Co., Ltd.	21,000	41,803
	Qisda Corp.	207,000	137,320
	QST International Corp.	6,000	12,308
	Quang Viet Enterprise Co., Ltd.	6,000	28,230
	Quanta Computer, Inc.	181,000	367,492
	Quanta Storage, Inc.	24,000	25,869
	Radiant Opto-Electronics Corp.	31,000	106,373
	Rafael Microelectronics, Inc.	3,000	15,473
	Realtek Semiconductor Corp.	81,000	650,796
	Rechi Precision Co., Ltd.	31,000	22,457
	Rexon Industrial Corp., Ltd.	16,000	34,003
	Rich Development Co., Ltd.	126,000	41,538
*	Ritek Corp.	113,000	21,720
*	Roo Hsing Co., Ltd.	86,000	29,302
	Ruentex Development Co., Ltd.	120,400	168,192
	Ruentex Engineering & Construction Co.	6,000	12,521
	Ruentex Industries, Ltd.	43,600	97,471
	Samebest Co., Ltd.	3,150	8,916
	Sampo Corp.	36,800	24,026
	San Fang Chemical Industry Co., Ltd.	31,000	22,826
	San Far Property, Ltd.	29,350	25,064
	San Shing Fastech Corp.	7,000	11,585
	Sanyang Motor Co., Ltd.	82,000	55,054
	SCI Pharmtech, Inc.	7,000	22,587
	Scientech Corp.	10,000	18,150
	SDI Corp.	13,000	26,475
	Senao International Co., Ltd.	13,000	13,676
	Senao Networks, Inc.	7,000	24,936
	Sercomm Corp.	21,000	50,984
	Shan-Loong Transportation Co., Ltd.	13,000	12,760
	ShenMao Technology, Inc.	16,000	12,021
	Shih Her Technologies, Inc.	11,000	17,229
*	Shih Wei Navigation Co., Ltd.	37,000	9,129
	Shihlin Electric & Engineering Corp.	30,000	44,688
	Shin Kong Financial Holding Co., Ltd.	882,552	285,434
	Shin Zu Shing Co., Ltd.	14,000	67,624
*	Shining Building Business Co., Ltd.	56,206	18,133
	Shinkong Insurance Co., Ltd.	32,000	41,202
	Shinkong Synthetic Fibers Corp.	203,000	77,466
	Shiny Chemical Industrial Co., Ltd.	9,000	27,051
*	Shuttle, Inc.	35,000	12,878
	Sigurd Microelectronics Corp.	46,438	52,330
	Silergy Corp.	5,000	180,031
*	Silicon Integrated Systems Corp.	51,000	12,367
	Simplo Technology Co., Ltd.	33,000	346,162
	Sinbon Electronics Co., Ltd.	28,000	118,446
	Sinher Technology, Inc.	11,000	15,172
	Sinmag Equipment Corp.	3,000	10,754
	Sino-American Silicon Products, Inc.	72,000	230,024
	Sinon Corp.	70,000	44,175
	SinoPac Financial Holdings Co., Ltd.	488,080	207,003
	Sinopower Semiconductor, Inc.	6,000	19,250
	Sinyi Realty Co.	28,965	28,484
	Sirtec International Co., Ltd.	7,200	6,676
	Sitronix Technology Corp.	18,000	90,537
	Siward Crystal Technology Co., Ltd.	22,000	13,572
	Soft-World International Corp.	5,000	13,331
*	Solar Applied Materials Technology Co.	32,000	22,618

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Solomon Technology Corp.	17,000	$11,466
	Solteam, Inc.	11,000	10,376
	Sonix Technology Co., Ltd.	14,000	14,406
*	Speed Tech Corp.	13,000	32,400
	Spirox Corp.	20,000	23,006
	Sporton International, Inc.	10,050	65,892
	St Shine Optical Co., Ltd.	9,000	121,958
	Standard Chemical & Pharmaceutical Co., Ltd.	20,000	23,081
	Standard Foods Corp.	61,000	139,074
	Stark Technology, Inc.	18,000	31,523
	Sunny Friend Environmental Technology Co., Ltd.	5,000	43,828
	Sunonwealth Electric Machine Industry Co., Ltd.	22,000	31,722
	Sunplus Technology Co., Ltd.	43,000	16,988
	Sunrex Technology Corp.	18,000	21,624
	Sunspring Metal Corp.	14,000	11,880
	Supreme Electronics Co., Ltd.	57,000	61,236
	Sweeten Real Estate Development Co., Ltd.	18,700	13,418
	Syncmold Enterprise Corp.	13,500	39,410
	Synnex Technology International Corp.	217,000	267,795
	Systex Corp.	10,000	26,729
	T3EX Global Holdings Corp.	22,000	16,824
#	TA Chen Stainless Pipe	151,910	151,125
	Ta Ya Electric Wire & Cable	50,960	18,842
	Tah Hsin Industrial Corp.	23,000	35,554
#	TA-I Technology Co., Ltd.	9,750	20,116
	Taichung Commercial Bank Co., Ltd.	331,728	133,045
	TaiDoc Technology Corp.	9,000	42,753
	Taiflex Scientific Co., Ltd.	24,000	35,113
	Taimide Tech, Inc.	13,000	17,954
	Tainan Enterprises Co., Ltd.	15,000	12,503
	Tainan Spinning Co., Ltd.	132,000	44,364
	Taishin Financial Holding Co., Ltd.	313,427	146,077
	Taisun Enterprise Co., Ltd.	26,000	17,079
	Taita Chemical Co., Ltd.	56,000	18,466
	Taiwan Business Bank	339,558	137,913
	Taiwan Cement Corp.	175,283	242,551
	Taiwan Chinsan Electronic Industrial Co., Ltd.	10,000	10,613
	Taiwan Cogeneration Corp.	59,000	63,137
	Taiwan Cooperative Financial Holding Co., Ltd.	449,692	308,273
	Taiwan Fertilizer Co., Ltd.	46,000	72,492
	Taiwan Fire & Marine Insurance Co., Ltd.	36,000	24,800
	Taiwan FU Hsing Industrial Co., Ltd.	10,000	13,945
	Taiwan Glass Industry Corp.	132,000	45,153
	Taiwan High Speed Rail Corp.	104,000	123,618
	Taiwan Hon Chuan Enterprise Co., Ltd.	34,000	67,570
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	28,000	17,512
*	Taiwan Land Development Corp.	51,000	13,207
	Taiwan Mobile Co., Ltd.	62,000	219,374
	Taiwan Navigation Co., Ltd.	15,000	8,194
	Taiwan Optical Platform Co., Ltd.	3,030	11,453
	Taiwan Paiho, Ltd.	33,000	85,423
	Taiwan PCB Techvest Co., Ltd.	31,000	33,695
	Taiwan Pulp & Paper Corp.	16,000	10,584
	Taiwan Sakura Corp.	19,000	30,539
	Taiwan Sanyo Electric Co., Ltd.	17,000	17,010
	Taiwan Secom Co., Ltd.	45,000	132,257
	Taiwan Semiconductor Co., Ltd.	32,000	46,868
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	98,219	5,297,933
	Taiwan Semiconductor Manufacturing Co., Ltd.	77,000	794,194

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Shin Kong Security Co., Ltd.	32,000	$39,237
	Taiwan Styrene Monomer	82,000	52,171
	Taiwan Surface Mounting Technology Corp.	36,000	116,816
	Taiwan Taxi Co., Ltd.	6,000	15,430
	Taiwan TEA Corp.	104,000	54,366
	Taiwan Union Technology Corp.	27,000	110,765
	Taiyen Biotech Co., Ltd.	10,000	10,487
#*	Tatung Co., Ltd.	296,000	190,302
	TCI Co., Ltd.	12,877	94,793
	Te Chang Construction Co., Ltd.	12,000	11,872
	Teco Electric and Machinery Co., Ltd.	240,000	213,310
	Tehmag Foods Corp.	4,000	28,742
	Tera Autotech Corp.	21,000	20,403
	Test Research, Inc.	20,000	35,862
	Test-Rite International Co., Ltd.	15,000	10,175
	Thinking Electronic Industrial Co., Ltd.	8,000	23,098
	Ton Yi Industrial Corp.	177,000	63,643
	Tong Hsing Electronic Industries, Ltd.	12,000	59,143
	Tong Yang Industry Co., Ltd.	26,000	36,427
	Tong-Tai Machine & Tool Co., Ltd.	22,000	11,766
	TOPBI International Holdings, Ltd.	9,191	25,093
	Topco Scientific Co., Ltd.	16,000	56,718
	Topco Technologies Corp.	6,000	13,780
	Topkey Corp.	11,000	46,776
	Topoint Technology Co., Ltd.	17,000	11,908
	Toung Loong Textile Manufacturing	13,000	15,614
*	TPK Holding Co., Ltd.	48,000	74,448
	Transcend Information, Inc.	18,000	48,027
	Tsann Kuen Enterprise Co., Ltd.	19,000	10,203
	TSC Auto ID Technology Co., Ltd.	6,300	45,656
*	TSEC Corp.	40,680	9,698
	TSRC Corp.	81,000	61,472
	Ttet Union Corp.	2,000	8,059
	TTFB Co., Ltd.	2,000	16,598
	TTY Biopharm Co., Ltd.	20,000	51,553
	Tung Ho Steel Enterprise Corp.	95,000	70,681
*	Tung Thih Electronic Co., Ltd.	5,000	9,992
	TURVO International Co., Ltd.	10,000	22,399
	TXC Corp.	27,000	38,646
	TYC Brother Industrial Co., Ltd.	22,000	18,697
*	Tycoons Group Enterprise	64,000	10,465
	Tyntek Corp.	45,000	19,503
	Ultra Chip, Inc.	14,000	12,444
*	Union Bank Of Taiwan	102,636	39,138
	Uni-President Enterprises Corp.	340,000	810,039
	Unitech Printed Circuit Board Corp.	82,540	79,855
	United Integrated Services Co., Ltd.	26,000	160,072
	United Orthopedic Corp.	15,000	19,768
*	United Renewable Energy Co., Ltd.	340,448	81,474
*	Unity Opto Technology Co., Ltd.	44,000	8,983
*	Unizyx Holding Corp.	57,000	31,887
	UPC Technology Corp.	151,169	50,625
	USI Corp.	162,320	67,071
	Utechzone Co., Ltd.	9,000	16,198
	Ve Wong Corp.	13,000	11,463
	VHQ Media Holdings, Ltd.	5,000	15,648
	Victory New Materials, Ltd. Co.	25,000	11,927
	Visual Photonics Epitaxy Co., Ltd.	16,000	52,218
	Voltronic Power Technology Corp.	8,300	199,326

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wafer Works Corp.	34,000	$35,955
	Wah Hong Industrial Corp.	13,000	10,860
	Wah Lee Industrial Corp.	29,000	53,174
	Walsin Lihwa Corp.	302,000	146,894
	Walsin Technology Corp.	51,000	348,181
	Walton Advanced Engineering, Inc.	31,000	11,263
*	We & Win Development Co., Ltd.	30,000	10,237
	Wei Chuan Foods Corp.	16,000	11,526
	Weikeng Industrial Co., Ltd.	32,945	18,875
	Well Shin Technology Co., Ltd.	10,000	15,960
	Wholetech System Hitech, Ltd.	8,000	8,132
	Win Semiconductors Corp.	4,000	36,261
	Winbond Electronics Corp.	269,000	148,254
	Winmate, Inc.	7,000	12,788
	Winstek Semiconductor Co., Ltd.	12,000	10,298
	Wisdom Marine Lines Co., Ltd.	54,000	50,220
	Wistron Corp.	373,436	332,807
	Wistron NeWeb Corp.	36,340	84,021
	Wowprime Corp.	8,000	18,565
	WPG Holdings, Ltd.	253,400	317,677
	WT Microelectronics Co., Ltd.	110,000	139,135
	WUS Printed Circuit Co., Ltd.	34,200	32,244
*	XinTec, Inc.	14,000	35,679
*	X-Legend Entertainment Co., Ltd.	8,000	20,420
	Xxentria Technology Materials Corp.	8,000	16,205
	Yageo Corp.	36,396	456,541
*	Yang Ming Marine Transport Corp.	79,000	17,592
	YC INOX Co., Ltd.	20,000	16,831
	YCC Parts Manufacturing Co., Ltd.	13,000	21,646
	Yea Shin International Development Co., Ltd.	20,000	11,128
	Yem Chio Co., Ltd.	82,164	30,287
*	Yeong Guan Energy Technology Group Co., Ltd.	8,000	15,098
	YFC-Boneagle Electric Co., Ltd.	16,000	12,003
	YFY, Inc.	98,000	42,302
	Yi Jinn Industrial Co., Ltd.	29,000	13,089
	Yieh Phui Enterprise Co., Ltd.	201,756	60,687
	Yonyu Plastics Co., Ltd.	10,000	10,904
	Young Fast Optoelectronics Co., Ltd.	17,000	11,021
	Young Optics, Inc.	9,000	20,893
	Youngtek Electronics Corp.	12,000	18,759
	Yuanta Financial Holding Co., Ltd.	826,000	534,901
	Yulon Finance Corp.	17,600	64,082
	Yulon Motor Co., Ltd.	176,000	103,292
	YungShin Global Holding Corp.	24,000	35,140
	Yungtay Engineering Co., Ltd.	12,000	24,162
	Yusin Holding Corp.	6,000	13,874
	Zeng Hsing Industrial Co., Ltd.	9,000	38,199
	Zenitron Corp.	15,000	10,156
	Zero One Technology Co., Ltd.	23,000	20,970
	Zhen Ding Technology Holding, Ltd.	54,000	208,852
	Zig Sheng Industrial Co., Ltd.	49,000	11,911
	Zinwell Corp.	72,000	44,134
	Zippy Technology Corp.	9,000	10,595
TOTAL TAIWAN			53,436,115
THAILAND — (3.0%)
	AAPICO Hitech PCL	31,000	13,625
	Advanced Info Service PCL	32,700	214,013
	Advanced Information Technology PCL, Class F	17,500	9,769

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	After You PCL	38,600	$12,755
	Airports of Thailand PCL	137,200	310,318
	Amata VN PCL, Class F	71,400	10,537
	Ananda Development PCL	243,100	16,066
	AP Thailand PCL	324,100	71,745
*	Asia Aviation PCL	249,400	13,922
	Asia Plus Group Holdings PCL	125,000	6,737
	Asia Sermkij Leasing PCL	26,300	21,727
	Bangchak Corp. PCL	138,700	111,245
	Bangkok Aviation Fuel Services PCL	18,700	17,098
	Bangkok Bank PCL	5,100	23,561
	Bangkok Chain Hospital PCL	143,700	71,458
	Bangkok Dusit Medical Services PCL, Class F	284,000	226,872
	Bangkok Expressway & Metro PCL	469,600	165,723
	Bangkok Insurance PCL	7,700	71,145
	Bangkok Land PCL	898,300	34,295
	Bangkok Life Assurance PCL	16,100	9,969
	Beauty Community PCL	302,000	21,897
*	BEC World PCL	362,400	61,621
	Berli Jucker PCL	71,500	94,049
	Better World Green PCL	364,600	6,199
	BTS Group Holdings PCL	198,400	79,564
	Bumrungrad Hospital PCL	48,600	208,152
	Cal-Comp Electronics Thailand PCL, Class F	426,200	24,202
	Carabao Group PCL, Class F	39,000	111,044
	Central Plaza Hotel PCL	54,600	38,012
	CH Karnchang PCL	146,800	93,722
	Chularat Hospital PCL, Class F	475,500	41,189
*	CIMB Thai Bank PCL	636,000	12,855
	COL PCL	15,600	8,358
	Com7 PCL, Class F	73,800	63,927
*	Country Group Development PCL	681,000	19,226
	CP ALL PCL	158,100	358,857
	Delta Electronics Thailand PCL	26,600	47,150
	Dhipaya Insurance PCL	87,400	68,137
	Do Day Dream PCL	27,700	19,906
	Dynasty Ceramic PCL	579,600	33,471
	Eastern Polymer Group PCL, Class F	104,600	18,960
	Eastern Water Resources Development and Management PCL, Class F	86,100	31,766
	Energy Absolute PCL	185,600	257,530
	Esso Thailand PCL	182,400	39,500
	Forth Corp. PCL	56,400	11,218
	Forth Smart Service PCL	159,400	33,240
	Fortune Parts Industry PCL, Class F	117,400	8,136
	Global Green Chemicals PCL, Class F	67,200	24,793
*	Group Lease PCL	168,800	22,203
	Gunkul Engineering PCL	391,200	33,133
	Haad Thip PCL	21,600	15,661
	Hana Microelectronics PCL	93,100	105,286
	Home Product Center PCL	371,000	173,776
	Humanica PCL	46,300	11,660
	Ichitan Group PCL	127,700	20,403
	Indorama Ventures PCL	167,000	151,355
	Interhides PCL	55,200	6,517
	Interlink Communication PCL	112,600	12,933
	Interlink Telecom PCL	85,200	5,740
	Intouch Holdings PCL	11,700	20,926
	Intouch Holdings PCL, Class F	18,600	33,268
	IRPC PCL	1,153,400	106,570

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Jasmine International PCL	415,000	$67,236
	JMT Network Services PCL, Class F	59,900	42,086
	Jubilee Enterprise PCL	41,000	23,414
	Karmarts PCL	361,500	42,680
	Kasikornbank PCL	8,500	38,450
	Kasikornbank PCL	28,200	127,113
	KCE Electronics PCL	65,200	39,116
	KGI Securities Thailand PCL	138,200	20,395
	Khon Kaen Sugar Industry PCL	256,300	19,570
	Kiatnakin Bank PCL	29,700	65,031
	Krung Thai Bank PCL	192,900	99,637
	Krungthai Card PCL	88,800	97,575
	Lalin Property PCL	95,800	15,675
	Land & Houses PCL	747,200	222,937
	LH Financial Group PCL	1,435,700	62,642
*	Loxley PCL	318,400	12,564
	LPN Development PCL	73,800	11,507
	Major Cineplex Group PCL	92,500	62,913
	MC Group PCL	133,900	42,099
	MCS Steel PCL	31,200	9,910
	Mega Lifesciences PCL	70,000	61,197
	Minor International PCL	178,000	175,602
	MK Restaurants Group PCL	48,400	107,530
*	Mono Technology PCL, Class F	305,000	7,534
	Muangthai Capital PCL	71,700	149,519
	Namyong Terminal PCL	77,900	9,047
	Nava Nakorn PCL	167,200	11,694
	Netbay PCL	24,000	25,024
	Noble Development PCL	7,700	4,027
	Origin Property PCL, Class F	152,900	32,130
	Plan B Media Pcl, Class F	362,600	69,216
	Platinum Group PCL (The), Class F	62,200	7,822
	Polyplex Thailand PCL	32,000	13,859
	Power Solution Technologies PCL	890,300	20,565
*	Precious Shipping PCL	78,200	14,426
	Premier Marketing PCL	111,900	22,796
	Prima Marine PCL	75,300	13,287
	Property Perfect PCL	849,000	21,518
	Pruksa Holding PCL	81,100	36,686
	PTG Energy PCL	128,400	57,259
	PTT Global Chemical PCL	155,500	244,450
	Pylon PCL	55,700	8,792
	Quality Houses PCL	655,400	52,146
	Raimon Land PCL	281,100	7,756
	Rajthanee Hospital PCL	31,400	24,983
	Ratchthani Leasing PCL	222,625	38,925
*	Regional Container Lines PCL	78,200	6,924
	Robinson PCL	7,800	13,450
	RS PCL	65,000	22,939
	Sabina PCL	24,600	18,547
	Saha Pathana Inter-Holding PCL	9,200	20,366
	Saha-Union PCL	15,700	21,407
	Samart Corp. PCL	80,000	19,249
	Samart Telcoms PCL	76,700	17,594
	Sansiri PCL	1,781,100	57,141
	Sappe PCL	57,200	35,968
	SC Asset Corp. PCL	185,800	13,233
	Scan Inter PCL, Class F	306,200	16,995
	SEAFCO PCL	93,390	17,977

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Sena Development PCL	108,700	$9,207
	Siam Cement PCL (The)	9,700	111,408
	Siam Commercial Bank PCL (The)	62,100	195,245
	Siam Future Development PCL	211,320	36,271
	Siam Global House PCL	216,320	98,548
	Siam Wellness Group PCL, Class F	50,300	19,688
	Siamgas & Petrochemicals PCL	82,600	21,730
*	Singer Thailand PCL	81,200	14,588
	Singha Estate PCL	308,300	22,353
	Sino-Thai Engineering & Construction PCL	119,600	57,939
	SNC Former PCL	27,900	8,235
	Somboon Advance Technology PCL	42,100	17,153
	SPCG PCL	110,800	71,094
	Sri Trang Agro-Industry PCL	144,600	60,308
	Srisawad Corp. PCL	106,820	257,026
	Srivichai Vejvivat PCL	64,300	13,924
	Star Petroleum Refining PCL	270,500	73,765
	STP & I PCL	239,500	45,334
	Supalai PCL	192,200	99,892
	Super Energy Corp. PCL	2,018,000	33,018
	Susco PCL	107,600	9,321
	SVI PCL	89,600	9,256
	Synnex Thailand PCL	95,270	20,173
	Syntec Construction PCL	213,300	13,139
	TAC Consumer PCL, Class F	165,500	21,876
	Taokaenoi Food & Marketing PCL, Class F	110,400	32,762
	Tapaco PCL	60,200	13,519
	TCM Corp. PCL	195,100	12,018
	Thai Nakarin Hospital PCL	18,000	18,335
	Thai Oil PCL	125,200	208,868
	Thai President Foods PCL, Class F	2,000	12,576
	Thai Solar Energy PCL, Class F	419,940	45,807
	Thai Stanley Electric PCL, Class F	2,700	14,249
	Thai Union Group PCL, Class F	192,500	94,490
	Thai Vegetable Oil PCL	59,300	55,647
	Thai Wah PCL, Class F	70,400	9,034
*	Thaicom PCL	129,600	15,717
	Thanachart Capital PCL	32,400	54,052
	Thitikorn PCL	37,600	11,158
	Tipco Asphalt PCL	99,400	66,012
	TIPCO Foods PCL	99,200	22,596
	Tisco Financial Group PCL	34,200	113,013
	TMB Bank PCL	2,794,099	126,393
	TOA Paint Thailand PCL	46,500	53,705
	Total Access Communication PCL	81,400	116,211
	True Corp. PCL	1,101,000	132,812
	TTCL PCL	66,100	8,822
	TTW PCL	162,500	72,466
*	U City PCL, Class F	613,500	29,720
	Union Auction PCL	46,200	9,634
	Unique Engineering & Construction PCL	112,900	25,898
	United Paper PCL	33,300	10,203
	Univentures PCL	72,900	10,852
	VGI PCL	183,800	51,891
	Vinythai PCL	46,300	35,798
	WHA Corp. PCL	555,400	56,663
	WHA Utilities and Power PCL	172,400	28,484
	Workpoint Entertainment PCL	24,500	9,904
TOTAL THAILAND			9,550,622

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (1.0%)
*	Akbank T.A.S.	125,766	$173,559
	Aksigorta A.S.	19,012	21,699
	Alarko Holding A.S.	35,581	36,686
	Alkim Alkali Kimya A.S.	2,600	19,130
	Anadolu Anonim Turk Sigorta Sirketi	31,009	25,652
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	15,877	65,597
	Anadolu Hayat Emeklilik A.S.	6,415	7,758
*	Arcelik A.S.	19,265	67,154
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	15,916	62,280
	AvivaSA Emeklilik ve Hayat A.S., Class A	7,786	18,270
	Aygaz A.S.	5,453	12,047
*	Bera Holding A.S.	29,474	21,727
	BIM Birlesik Magazalar A.S.	31,782	258,683
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	5,695	12,024
	Coca-Cola Icecek A.S.	10,144	78,516
	Dogan Sirketler Grubu Holding A.S.	170,426	57,998
	Dogus Otomotiv Servis ve Ticaret A.S.	8,999	18,074
	EGE Endustri VE Ticaret A.S.	224	25,210
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	34,460	24,043
	ENERJISA ENERJI AS	22,795	30,887
	Enka Insaat ve Sanayi A.S.	38,774	45,641
	Eregli Demir ve Celik Fabrikalari TAS	62,003	96,302
	Ford Otomotiv Sanayi A.S.	4,487	56,183
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	24,625	20,188
*	Gubre Fabrikalari TAS	33,534	57,499
*	Ihlas Holding A.S.	150,261	21,330
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	27,740	45,869
	Is Yatirim Menkul Degerler A.S., Class A	42,746	35,270
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	31,320	14,718
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	78,533	36,905
	Kordsa Teknik Tekstil A.S.	11,564	27,192
*	Koza Altin Isletmeleri A.S.	5,936	79,446
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	34,104	60,299
*	Logo Yazilim Sanayi Ve Ticaret A.S.	1,706	17,711
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	5,232	49,644
*	Migros Ticaret A.S.	7,362	30,899
*	NET Holding A.S.	53,373	21,499
*	Netas Telekomunikasyon A.S.	9,843	24,424
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,284	34,894
#*	Petkim Petrokimya Holding A.S.	89,519	60,275
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	18,682	22,068
#	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	32,583	33,556
	Sasa Polyester Sanayi A.S.	18,111	24,621
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	35,964	42,913
*	Tat Gida Sanayi A.S.	16,162	19,651
	TAV Havalimanlari Holding A.S.	28,404	129,210
	Tekfen Holding A.S.	27,917	89,684
	Tofas Turk Otomobil Fabrikasi A.S.	15,732	69,379
	Tupras Turkiye Petrol Rafinerileri A.S.	9,691	182,066
*	Turcas Petrol A.S.	41,899	23,447
*	Turk Traktor ve Ziraat Makineleri A.S.	1,192	12,013
	Turkcell Iletisim Hizmetleri A.S.	48,619	114,382
*	Turkiye Garanti Bankasi A.S.	47,867	94,991
*	Turkiye Halk Bankasi A.S.	45,323	52,374
*	Turkiye Is Bankasi A.S., Class C	72,061	87,040
*	Turkiye Sinai Kalkinma Bankasi A.S.	486,982	111,367
*	Turkiye Vakiflar Bankasi TAO, Class D	95,174	104,937
*	Ulker Biskuvi Sanayi A.S.	13,186	51,371
*	Vestel Elektronik Sanayi ve Ticaret A.S.	17,643	40,923

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Yapi ve Kredi Bankasi A.S.	104,032	$51,571
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	8,253	11,644
TOTAL TURKEY			3,242,390
TOTAL COMMON STOCKS			313,522,466
PREFERRED STOCKS — (1.6%)
BRAZIL — (1.5%)
*	Alpargatas SA	11,125	93,102
	Banco ABC Brasil S.A.	10,216	51,788
	Banco Bradesco SA	16,700	128,255
	Banco do Estado do Rio Grande do Sul SA, Class B	22,800	106,956
	Banco Pan SA	11,100	25,193
	Braskem SA, Class A	2,700	19,891
	Centrais Eletricas Brasileiras SA, Class B	11,500	109,748
	Cia Brasileira de Distribuicao	29,530	586,656
	Cia de Saneamento do Parana	20,877	97,156
	Cia Energetica de Minas Gerais	103,648	361,822
	Cia Energetica de Sao Paulo, Class B	34,300	254,771
	Cia Energetica do Ceara, Class A	1,800	26,227
	Cia Paranaense de Energia	13,713	235,093
	Eucatex SA Industria e Comercio	11,300	19,737
	Gerdau SA	63,600	297,758
	Grazziotin SA	2,000	15,411
	Itau Unibanco Holding SA	218,500	1,674,490
	Lojas Americanas SA	49,500	318,434
	Marcopolo SA	98,861	111,728
	Randon SA Implementos e Participacoes	17,200	54,621
	Schulz SA	4,400	12,123
	Telefonica Brasil SA	6,400	88,754
	Unipar Carbocloro SA	8,700	66,429
TOTAL BRAZIL			4,756,143
CHILE — (0.1%)
	Coca-Cola Embonor SA, Class B	7,515	11,212
	Embotelladora Andina SA, Class B	35,945	93,826
	Sociedad Quimica y Minera de Chile SA, Class B	5,402	150,647
TOTAL CHILE			255,685
COLOMBIA — (0.0%)
	Banco Davivienda SA	2,031	27,306
	Bancolombia SA	1,625	21,239
	Grupo Aval Acciones y Valores SA	149,496	63,383
	Grupo de Inversiones Suramericana SA	4,770	38,913
TOTAL COLOMBIA			150,841
SOUTH KOREA — (0.0%)
*	AMOREPACIFIC Group	96	3,903
TOTAL PREFERRED STOCKS			5,166,572
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	515	0
MALAYSIA — (0.0%)
*	Serba Dinamik Holdings Bhd Rights 12/31/2099	94,500	7,725

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

SOUTH AFRICA — (0.0%)
*	Brait SE Rights 02/14/2020	64,776	$6,776
TAIWAN — (0.0%)
*	QST International Corp. Rights 02/11/20	412	0
THAILAND — (0.0%)
*	BTS Group Holdings PCL Warrants 02/16/21	19,840	0
*	Property Perfect Rights 09/30/19	59,488	0
TOTAL THAILAND			0
TOTAL RIGHTS/WARRANTS			14,501
TOTAL INVESTMENT SECURITIES (Cost $322,320,032)			318,703,539

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	296,873	3,435,419
TOTAL INVESTMENTS — (100.0%)
(Cost $325,754,879)^^			$322,138,958
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$27,329,857	$3,490	—	$27,333,347
Chile	667,743	2,032,076	—	2,699,819
China	15,331,024	57,499,116	—	72,830,140
Colombia	818,774	—	—	818,774
Czech Republic	—	431,986	—	431,986
Egypt	239,501	—	—	239,501
Greece	—	1,263,626	—	1,263,626
Hong Kong	—	12,892	—	12,892
Hungary	—	695,550	—	695,550
India	1,619,023	39,972,769	—	41,591,792
Indonesia	220,505	6,480,643	—	6,701,148
Malaysia	—	7,888,954	—	7,888,954
Mexico	9,339,830	—	—	9,339,830
Peru	489,584	—	—	489,584
Philippines	143,104	2,921,160	—	3,064,264
Poland	—	2,699,607	—	2,699,607
Russia	1,038,099	844,209	—	1,882,308
South Africa	1,014,457	12,230,173	—	13,244,630
South Korea	2,402,976	51,662,611	—	54,065,587
Taiwan	5,626,700	47,809,415	—	53,436,115
Thailand	9,550,622	—	—	9,550,622
Turkey	—	3,242,390	—	3,242,390
Preferred Stocks
Brazil	4,756,143	—	—	4,756,143
Chile	—	255,685	—	255,685
Colombia	150,841	—	—	150,841
South Korea	—	3,903	—	3,903

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Malaysia	—	$7,725	—	$7,725
South Africa	—	6,776	—	6,776
Securities Lending Collateral	—	3,435,419	—	3,435,419
TOTAL	$80,738,783	$241,400,175	—	$322,138,958

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.0%)
BELGIUM — (0.1%)
*	Titan Cement International SA	3,949	$82,133
BRAZIL — (9.6%)
	Alliar Medicos A Frente SA	11,400	55,954
	Anima Holding SA	7,300	62,916
	Banco BTG Pactual SA	20,144	352,776
	BK Brasil Operacao e Assessoria a Restaurantes SA	9,371	35,798
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,500	15,912
	Camil Alimentos S.A.	21,849	45,865
	Cia Brasileira de Distribuicao	18,959	376,905
	Cia de Locacao das Americas	41,802	230,455
	Cia Hering	8,900	51,580
	Cia Siderurgica Nacional SA, Sponsored ADR	74,967	224,151
	Cia Siderurgica Nacional SA	47,999	144,582
	Cielo SA	180,600	298,146
	Cogna Educacao	235,217	638,215
	Construtora Tenda SA	17,600	147,043
	Cosan SA	25,281	470,484
	CSU Cardsystem SA	9,700	25,707
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	45,036	334,410
	Direcional Engenharia SA	16,400	62,497
	Duratex SA	59,179	216,950
	Embraer SA	74,866	317,113
	Embraer SA, Sponsored ADR	11,184	188,339
	Enauta Participacoes SA	16,501	62,810
	Eucatex SA Industria e Comercio	300	1,412
*	Even Construtora e Incorporadora SA	24,600	96,100
	Ez Tec Empreendimentos e Participacoes SA	16,398	212,891
*	Gafisa SA	8,699	16,534
#	Gerdau SA, Sponsored ADR	121,953	570,740
	Grendene SA	45,300	121,326
	Guararapes Confeccoes SA	19,200	130,104
*	Helbor Empreendimentos SA	81,179	81,698
	Hypera SA	59,200	491,698
	Iguatemi Empresa de Shopping Centers SA	10,000	124,457
	Industrias Romi SA	5,500	21,203
	International Meal Co. Alimentacao SA, Class A	29,700	60,335
	Iochpe-Maxion SA	21,400	108,534
	JHSF Participacoes SA	28,658	52,664
	JSL SA	6,700	48,624
	Kepler Weber SA	2,200	15,360
	Klabin SA	93,471	452,885
	M Dias Branco SA	7,900	75,798
	Mahle-Metal Leve SA	6,800	49,381
	Marcopolo SA	24,600	24,815
*	Marisa Lojas SA	16,603	51,989
*	Mills Estruturas e Servicos de Engenharia SA	20,400	43,776
	Movida Participacoes SA	21,689	106,607
	MRV Engenharia e Participacoes SA	45,400	221,244
	Multiplan Empreendimentos Imobiliarios SA	28,128	227,777
*	Paranapanema SA	2,400	14,268
*	Petro Rio SA	6,600	73,866
	Petrobras Distribuidora S.A.	77,772	523,008
	Porto Seguro SA	15,893	245,413
	Portobello SA	19,200	26,810

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Qualicorp Consultoria e Corretora de Seguros SA	32,100	$310,761
	Santos Brasil Participacoes SA	10,242	17,984
	Sao Carlos Empreendimentos e Participacoes SA	2,700	32,582
	Sao Martinho SA	34,100	199,619
	Ser Educacional SA	13,800	98,507
	SLC Agricola SA	18,600	98,937
	Sul America SA	54,300	798,790
	T4F Entretenimento SA	9,600	11,544
*	Tecnisa SA	117,300	50,124
	Trisul SA	3,900	14,844
	Tupy SA	12,700	73,811
	Ultrapar Participacoes SA	112,852	665,633
	Unipar Carbocloro SA	1,283	11,594
	Usinas Siderurgicas de Minas Gerais SA	11,800	28,270
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	15,010	61,581
*	Via Varejo SA	42,000	137,300
*	Vulcabras Azaleia SA	13,400	26,659
	YDUQS Part	16,426	202,170
TOTAL BRAZIL			11,490,635
CHILE — (0.6%)
	CAP SA	10,631	63,213
	Cia Pesquera Camanchaca SA	101,696	8,448
*	Cia Sud Americana de Vapores SA	2,815,815	88,524
*	Empresa Nacional de Telecomunicaciones SA	16,763	109,926
	Empresas Hites SA	14,664	3,478
	Grupo Security SA	193,814	43,839
	Inversiones Aguas Metropolitanas SA	21,403	20,047
	Itau CorpBanca	15,925,805	77,432
	Itau CorpBanca	1,200	8,652
*	Masisa SA	355,430	13,036
	PAZ Corp. SA	11,020	9,059
	Ripley Corp. SA	132,151	61,698
	Salfacorp SA	60,512	31,359
	Sigdo Koppers SA	24,896	30,798
	SMU SA	257,491	44,680
	Sociedad Matriz SAAM SA	630,242	50,008
	Socovesa SA	18,777	5,511
	SONDA SA	40,477	31,303
TOTAL CHILE			701,011
CHINA — (20.3%)
*	21Vianet Group, Inc., ADR	8,591	79,381
	361 Degrees International, Ltd.	154,000	24,124
	AAG Energy Holdings, Ltd.	78,000	12,515
	Agile Group Holdings, Ltd.	210,000	276,347
	Ajisen China Holdings, Ltd.	105,000	29,542
*	Aluminum Corp. of China, Ltd., Class H	542,000	158,453
	Angang Steel Co., Ltd., Class H	214,600	71,726
	Anton Oilfield Services Group	226,000	20,874
	APT Satellite Holdings, Ltd.	54,000	20,085
	Asia Cement China Holdings Corp.	63,500	79,718
*	AVIC International Holdings, Ltd., Class H	24,000	24,993
	AviChina Industry & Technology Co., Ltd., Class H	341,000	141,863
	BAIC Motor Corp., Ltd., Class H	223,500	110,162
	Bank of Chongqing Co., Ltd., Class H	69,500	36,883
	Bank of Tianjin Co., Ltd., Class H	23,500	9,999

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Zhengzhou Co., Ltd., Class H	56,000	$17,381
*	Baoye Group Co., Ltd., Class H	18,000	10,034
	BBMG Corp., Class H	296,000	79,080
	Beijing Capital International Airport Co., Ltd., Class H	224,000	180,412
	Beijing Capital Land, Ltd., Class H	279,000	72,961
*	Beijing Enterprises Clean Energy Group, Ltd.	1,640,000	11,059
	Beijing Enterprises Holdings, Ltd.	75,000	327,930
	Beijing Enterprises Water Group, Ltd.	622,000	276,616
	Beijing North Star Co., Ltd., Class H	176,000	50,028
*	Bitauto Holdings, Ltd., ADR	4,091	61,774
	Brilliance China Automotive Holdings, Ltd.	304,000	269,438
	BYD Electronic International Co., Ltd.	55,500	106,534
	C C Land Holdings, Ltd.	156,000	36,142
*	Capital Environment Holdings, Ltd.	618,000	10,926
*	CAR, Inc.	100,000	66,279
	Central China Real Estate, Ltd.	109,000	62,598
	Central China Securities Co., Ltd., Class H	91,000	17,479
*	CGN Meiya Power Holdings Co., Ltd.	162,000	20,309
#	Changyou.com, Ltd., ADR	2,806	29,940
	Chaowei Power Holdings, Ltd.	63,000	20,832
	Cheetah Mobile, Inc., ADR	12,011	41,558
#	China Aerospace International Holdings, Ltd.	194,000	10,806
	China Agri-Industries Holdings, Ltd.	334,000	178,395
	China Aircraft Leasing Group Holdings, Ltd.	51,500	52,528
	China BlueChemical, Ltd., Class H	294,000	62,354
	China Cinda Asset Management Co., Ltd., Class H	1,278,000	255,603
	China Coal Energy Co., Ltd., Class H	294,000	100,019
	China Communications Services Corp., Ltd., Class H	310,000	208,072
	China Development Bank Financial Leasing Co., Ltd., Class H	136,000	23,039
*	China Dili Group	308,200	94,246
	China Dongxiang Group Co., Ltd.	465,000	47,787
*	China Eastern Airlines Corp., Ltd., Class H	258,000	117,472
	China Electronics Optics Valley Union Holding Co., Ltd.	128,000	7,428
	China Energy Engineering Corp., Ltd., Class H	362,000	42,440
	China Everbright Greentech Ltd.	77,000	36,272
	China Everbright, Ltd.	136,000	208,609
	China Foods, Ltd.	132,000	49,585
	China Galaxy Securities Co., Ltd., Class H	332,500	164,919
	China Harmony New Energy Auto Holding, Ltd.	103,000	52,773
	China Huarong Asset Management Co., Ltd., Class H	1,337,000	175,526
*	China Index Holdings, Ltd., ADR	3,410	10,366
	China International Capital Corp., Ltd., Class H	175,200	303,414
	China International Marine Containers Group Co., Ltd., Class H	66,880	58,777
	China Jinmao Holdings Group, Ltd.	712,000	475,987
	China Lesso Group Holdings, Ltd.	139,000	178,669
	China Machinery Engineering Corp., Class H	167,000	62,077
	China Maple Leaf Educational Systems, Ltd.	204,000	72,710
	China Merchants Land, Ltd.	100,000	14,946
	China Merchants Port Holdings Co., Ltd.	212,000	326,111
*	China Modern Dairy Holdings, Ltd.	203,000	25,164
	China National Building Material Co., Ltd., Class H	602,000	575,479
*	China Oceanwide Holdings, Ltd.	112,000	3,558
	China Oil & Gas Group, Ltd.	680,000	22,637
	China Oilfield Services, Ltd., Class H	202,000	293,098
	China Oriental Group Co., Ltd.	150,000	51,525
	China Overseas Grand Oceans Group, Ltd.	198,000	129,373
	China Railway Signal & Communication Corp., Ltd., Class H	97,000	46,716
	China Reinsurance Group Corp., Class H	853,000	121,122
	China Resources Cement Holdings, Ltd.	316,000	353,526

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Medical Holdings Co., Ltd.	110,500	$58,714
	China Resources Pharmaceutical Group, Ltd.	208,500	174,445
	China Sanjiang Fine Chemicals Co., Ltd.	48,000	9,816
	China SCE Group Holdings, Ltd.	262,000	137,653
*	China Shanshui Cement Group, Ltd.	124,000	42,095
	China Shineway Pharmaceutical Group, Ltd.	40,000	34,598
	China South City Holdings, Ltd.	684,000	76,141
	China Southern Airlines Co., Ltd., Class H	216,000	119,351
	China State Construction International Holdings, Ltd.	270,000	214,605
	China Taiping Insurance Holdings Co., Ltd.	245,400	509,769
	China Traditional Chinese Medicine Holdings Co., Ltd.	286,000	132,156
	China Travel International Investment Hong Kong, Ltd.	314,000	50,086
	China Vast Industrial Urban Development Co., Ltd.	26,000	9,079
#*	China Water Industry Group, Ltd.	116,000	6,372
	China XLX Fertiliser, Ltd.	34,000	9,993
*	China Yurun Food Group, Ltd.	68,000	5,636
	China ZhengTong Auto Services Holdings, Ltd.	141,000	37,515
	China Zhongwang Holdings, Ltd.	252,000	83,430
	Chinasoft International, Ltd.	270,000	157,670
	Chongqing Rural Commercial Bank Co., Ltd., Class H	355,000	162,305
	CIFI Holdings Group Co., Ltd.	374,129	256,900
	CIMC Enric Holdings, Ltd.	90,000	45,940
*	CIMC-TianDa Holdings Co., Ltd.	350,000	9,933
	CITIC Resources Holdings, Ltd.	382,000	21,781
*	Citychamp Watch & Jewellery Group, Ltd.	204,000	43,809
	Clear Media, Ltd.	9,000	6,360
	Colour Life Services Group Co., Ltd.	44,000	20,577
	Comba Telecom Systems Holdings, Ltd.	104,000	37,514
	Concord New Energy Group, Ltd.	730,000	33,089
	Consun Pharmaceutical Group, Ltd.	51,000	26,121
	COSCO SHIPPING Development Co., Ltd., Class H	513,000	54,283
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	172,000	74,789
*	COSCO SHIPPING Holdings Co., Ltd., Class H	100,500	35,869
	COSCO SHIPPING International Hong Kong Co., Ltd.	116,000	34,618
	COSCO SHIPPING Ports, Ltd.	250,324	177,054
	Cosmo Lady China Holdings Co., Ltd.	89,000	11,466
	CP Pokphand Co., Ltd.	904,000	78,677
	CPMC Holdings, Ltd.	127,000	48,030
	Dawnrays Pharmaceutical Holdings, Ltd.	155,000	28,902
*	Differ Group Holding Co., Ltd.	328,000	19,168
	Digital China Holdings, Ltd.	88,000	44,672
	Dongfang Electric Corp., Ltd., Class H	48,800	25,417
	Dongfeng Motor Group Co., Ltd., Class H	418,000	312,363
	Dongjiang Environmental Co., Ltd., Class H	26,000	19,690
	Dongyue Group, Ltd.	161,000	73,173
	Everbright Securities Co., Ltd., Class H	32,400	22,153
*	Fang Holdings, Ltd., ADR	9,609	24,985
	Fantasia Holdings Group Co., Ltd.	243,000	43,357
	Far East Horizon, Ltd.	288,000	254,452
	Fosun International, Ltd.	208,000	275,072
	Fufeng Group, Ltd.	204,000	78,830
#*	Fullshare Holdings, Ltd.	497,500	9,713
*	GCL New Energy Holdings, Ltd.	964,000	17,182
#*	GCL-Poly Energy Holdings, Ltd.	2,029,000	77,116
	Gemdale Properties & Investment Corp., Ltd.	628,000	84,726
	Genertec Universal Medical Group Co., Ltd.	147,000	100,448
*	Glorious Property Holdings, Ltd.	294,000	6,499
	Goldlion Holdings, Ltd.	43,000	11,973
*	GOME Retail Holdings, Ltd.	1,157,000	106,170

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Grand Baoxin Auto Group, Ltd.	82,500	$13,202
	Great Wall Motor Co., Ltd., Class H	421,000	278,181
	Greatview Aseptic Packaging Co., Ltd.	78,000	31,100
	Greenland Hong Kong Holdings, Ltd.	146,000	55,072
	Greentown China Holdings, Ltd.	91,000	108,090
	Guangshen Railway Co., Ltd., Class H	238,000	65,829
	Guangzhou R&F Properties Co., Ltd., Class H	187,600	282,990
	Guorui Properties, Ltd.	118,000	23,180
*	Haichang Ocean Park Holdings, Ltd.	141,000	12,709
*	Harbin Bank Co., Ltd., Class H	131,000	23,631
*	Harbin Electric Co., Ltd., Class H	164,000	42,829
*	HC Group, Inc.	68,500	17,790
	Hengdeli Holdings, Ltd.	392,000	14,850
*	Hi Sun Technology China, Ltd.	300,000	43,825
	Hisense Home Appliances Group Co., Ltd., Class H	54,000	54,929
	HKC Holdings, Ltd.	15,000	12,294
*	Honghua Group, Ltd.	435,000	23,802
	Honworld Group, Ltd.	46,500	16,625
	Hopson Development Holdings, Ltd.	106,000	96,863
	Hua Hong Semiconductor, Ltd.	60,000	143,221
	Huaneng Renewables Corp., Ltd., Class H	540,000	220,871
	Huishang Bank Corp., Ltd., Class H	31,000	11,438
	Inspur International, Ltd.	84,000	30,068
	Jiangxi Copper Co., Ltd., Class H	168,000	198,096
	Jiayuan International Group, Ltd.	48,000	17,215
	Jingrui Holdings, Ltd.	117,000	34,476
*	JinkoSolar Holding Co., Ltd., ADR	6,473	121,045
	Joy City Property, Ltd.	456,000	45,446
*	JOYY, Inc.	6,034	365,238
	Ju Teng International Holdings, Ltd.	96,000	22,073
*	Jumei International Holding, Ltd., ADR	1,121	18,497
	Kaisa Group Holdings, Ltd.	344,000	142,648
*	Kasen International Holdings, Ltd.	79,000	34,428
	Kinetic Mines and Energy, Ltd.	256,000	12,144
	Kingboard Holdings, Ltd.	97,000	255,249
	Kingboard Laminates Holdings, Ltd.	144,500	147,633
	Kunlun Energy Co., Ltd.	478,000	370,246
	KWG Group Holdings, Ltd.	190,500	246,687
#	Lee & Man Chemical Co., Ltd.	22,000	9,756
	Lee & Man Paper Manufacturing, Ltd.	183,000	126,399
	Lee's Pharmaceutical Holdings, Ltd.	36,500	19,622
	Legend Holdings Corp., Class H	51,600	95,910
#*	Lifestyle China Group, Ltd.	55,500	14,847
	Lonking Holdings, Ltd.	313,000	82,097
	Metallurgical Corp. of China, Ltd., Class H	424,000	82,570
	Minmetals Land, Ltd.	170,000	26,213
*	MMG, Ltd.	364,000	81,423
	Modern Land China Co., Ltd.	74,000	10,284
	NetDragon Websoft Holdings, Ltd.	30,000	72,460
	Nexteer Automotive Group, Ltd.	99,000	72,782
	Nine Dragons Paper Holdings, Ltd.	243,000	229,637
	NVC International Holdings, Ltd.	219,000	6,749
	O-Net Technologies Group, Ltd.	52,000	26,905
	Orient Securities Co., Ltd., Class H	126,000	69,348
*	Panda Green Energy Group, Ltd.	420,000	13,711
	PAX Global Technology, Ltd.	99,000	45,876
	Poly Property Group Co., Ltd.	303,000	117,364
	Pou Sheng International Holdings, Ltd.	264,000	78,625
	Powerlong Real Estate Holdings, Ltd.	167,000	91,406

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Port International Co., Ltd., Class H	103,000	$66,814
	Qingling Motors Co., Ltd., Class H	102,000	23,822
	Red Star Macalline Group Corp., Ltd., Class H	57,800	43,374
	Ronshine China Holdings, Ltd.	81,000	85,660
	Sany Heavy Equipment International Holdings Co., Ltd.	104,000	50,285
	Seaspan Corp.	10,471	126,385
*	Secoo Holding, Ltd., ADR	3,900	24,804
*	Semiconductor Manufacturing International Corp.	410,500	749,547
	Shandong Chenming Paper Holdings, Ltd., Class H	34,500	13,451
	Shanghai Electric Group Co., Ltd., Class H	370,000	109,354
	Shanghai Industrial Holdings, Ltd.	66,000	116,251
	Shanghai Industrial Urban Development Group, Ltd.	492,000	56,612
	Shanghai Jin Jiang Capital Co., Ltd., Class H	208,000	34,940
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	110,800	206,340
	Shengjing Bank Co., Ltd., Class H	47,500	41,941
	Shenzhen International Holdings, Ltd.	127,500	254,689
	Shenzhen Investment, Ltd.	454,068	156,799
	Shimao Property Holdings, Ltd.	148,000	477,595
	Shougang Concord International Enterprises Co., Ltd.	360,000	15,841
	Shougang Fushan Resources Group, Ltd.	350,000	68,904
	Shui On Land, Ltd.	512,000	102,069
	Sihuan Pharmaceutical Holdings Group, Ltd.	508,000	57,279
*	Silver Grant International Holdings Group, Ltd.	250,000	37,493
*	SINA Corp.	8,347	323,363
	Sinofert Holdings, Ltd.	356,000	34,639
*	Sinolink Worldwide Holdings, Ltd.	324,000	15,931
	Sino-Ocean Group Holding, Ltd.	397,000	142,765
	Sinopec Engineering Group Co., Ltd., Class H	180,500	97,262
	Sinopec Kantons Holdings, Ltd.	158,000	61,497
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	442,000	112,382
	Sinopharm Group Co., Ltd., Class H	154,400	502,406
	Sinosoft Technology Group, Ltd.	58,000	11,170
	Sinotrans, Ltd., Class H	264,000	80,785
	Sinotruk Hong Kong, Ltd.	85,500	146,807
*	Skyworth Group, Ltd.	278,000	74,222
	SOHO China, Ltd.	279,500	106,564
	Springland International Holdings, Ltd.	69,000	19,789
*	Sunshine 100 China Holdings, Ltd.	74,000	13,407
	Symphony Holdings, Ltd.	220,000	24,044
*	Tarena International, Inc., ADR	5,200	11,856
	TCL Electronics Holdings, Ltd.	107,000	47,929
	Texhong Textile Group, Ltd.	31,000	32,326
*	Textainer Group Holdings, Ltd.	3,871	37,141
	Tian An China Investment Co., Ltd.	50,000	20,663
*	Tian Ge Interactive Holdings, Ltd.	34,000	7,631
	Tiangong International Co., Ltd.	108,000	36,610
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	28,000	8,971
	Tianjin Port Development Holdings, Ltd.	314,000	28,032
	Tianneng Power International, Ltd.	90,000	60,247
*	Tibet Water Resources, Ltd.	155,000	10,155
	Tomson Group, Ltd.	62,000	15,772
	Tong Ren Tang Technologies Co., Ltd., Class H	86,000	79,596
	Tongda Group Holdings, Ltd.	520,000	54,676
	Trigiant Group, Ltd.	90,000	19,401
*	Tuniu Corp., Sponsored ADR	16,445	31,574
*	Vipshop Holdings, Ltd., ADR	8,885	113,106
	Wasion Holdings, Ltd.	60,000	23,649
	Weiqiao Textile Co., Class H	68,500	17,716
	West China Cement, Ltd.	328,000	52,704

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen International Port Co., Ltd., Class H	114,000	$13,836
	Xingda International Holdings, Ltd.	142,534	38,599
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	62,000	42,708
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	90,678	95,015
	Xinyuan Real Estate Co., Ltd., ADR	8,920	29,614
	Xtep International Holdings, Ltd.	185,098	83,798
*	Xunlei, Ltd., ADR	4,589	19,411
	Yadea Group Holdings, Ltd.	78,000	20,097
	Yanzhou Coal Mining Co., Ltd., Class H	282,000	208,070
	Yashili International Holdings, Ltd.	83,000	7,144
#*	Yiren Digital, Ltd., ADR	10,232	46,863
	Yuexiu Property Co., Ltd.	1,030,000	206,176
	Yuzhou Properties Co., Ltd.	240,513	110,971
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	34,200	16,978
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	68,300	229,983
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	171,800	126,136
TOTAL CHINA			24,284,333
COLOMBIA — (0.4%)
*	CEMEX Latam Holdings SA	32,076	39,298
	Grupo Argos SA	40,652	207,777
	Grupo de Inversiones Suramericana SA	23,577	220,603
TOTAL COLOMBIA			467,678
GREECE — (0.4%)
	AUTOHELLAS SA	1,772	15,125
	Bank of Greece	1,813	31,880
*	Ellaktor SA	12,635	23,839
*	GEK Terna Holding Real Estate Construction SA	5,343	48,428
	Mytilineos SA	12,380	126,853
*	National Bank of Greece SA	18,412	58,444
*	Piraeus Bank SA	33,656	119,522
TOTAL GREECE			424,091
INDIA — (13.1%)
	ACC, Ltd.	7,742	163,111
	Adani Enterprises, Ltd.	20,898	66,816
*	Adani Transmissions, Ltd.	36,428	169,679
*	Aditya Birla Capital, Ltd.	73,935	102,330
	Ahluwalia Contracts India, Ltd.	2,928	13,546
*	Allahabad Bank	49,802	12,358
	Allcargo Logistics, Ltd.	7,469	11,771
	Ambuja Cements, Ltd.	61,419	176,042
*	Andhra Bank	100,148	22,482
*	Anup Engineering, Ltd.	876	7,397
	Apar Industries, Ltd.	1,269	6,895
	APL Apollo Tubes, Ltd.	538	14,793
	Apollo Tyres, Ltd.	45,245	105,399
*	Arvind Fashions, Ltd.	4,730	26,068
	Arvind, Ltd.	23,648	14,258
	Ashok Leyland, Ltd.	101,743	116,716
	Aurobindo Pharma, Ltd.	23,231	156,711
	Bajaj Holdings & Investment, Ltd.	3,755	182,089
	Balkrishna Industries, Ltd.	4,857	72,652
	Balmer Lawrie & Co., Ltd.	10,273	17,282
	Balrampur Chini Mills, Ltd.	25,216	58,413
*	Bank of Baroda	83,385	107,559
*	Bank of Maharashtra	109,673	20,106

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	BASF India, Ltd.	722	$10,032
	BEML, Ltd.	1,985	27,124
	Bharat Electronics, Ltd.	106,654	134,521
	Bharat Heavy Electricals, Ltd.	161,813	96,640
	Birla Corp., Ltd.	3,651	40,562
*	Birlasoft, Ltd.	25,181	28,395
	Borosil Glass Works, Ltd.	2,853	6,898
	Brigade Enterprises, Ltd.	4,353	14,445
	BSE, Ltd.	1,384	10,344
	Cadila Healthcare, Ltd.	15,315	56,768
	Can Fin Homes, Ltd.	5,185	35,103
*	Canara Bank	30,736	86,743
	Ceat, Ltd.	3,566	49,892
	Century Textiles & Industries, Ltd.	5,197	46,264
	Chambal Fertilizers & Chemicals, Ltd.	17,972	45,455
*	Cholamandalam Financial Holdings, Ltd.	5,841	44,347
	Cipla, Ltd.	32,481	203,327
	City Union Bank, Ltd.	47,938	154,602
	Cochin Shipyard, Ltd.	3,729	19,844
	Container Corp. Of India, Ltd.	29,566	235,638
	Coromandel International, Ltd.	3,434	30,376
*	Corp. Bank	88,777	29,085
*	Cox & Kings, Ltd.	14,772	196
*	Dalmia Bharat, Ltd.	4,666	57,101
	DCB Bank, Ltd.	29,588	74,173
	DCM Shriram, Ltd.	7,262	37,708
	Dilip Buildcon, Ltd.	2,926	17,032
*	Dish TV India, Ltd.	134,081	24,235
	Dishman Carbogen Amcis, Ltd.	9,797	10,258
	DLF, Ltd.	79,922	290,641
	Dr Reddy's Laboratories, Ltd.	10,114	441,968
	eClerx Services, Ltd.	1,856	16,254
	Edelweiss Financial Services, Ltd.	47,807	63,623
	EID Parry India, Ltd.	13,557	43,376
	EIH, Ltd.	10,832	21,254
	Engineers India, Ltd.	38,600	49,051
	Entertainment Network India, Ltd.	1,800	6,319
	Escorts, Ltd.	10,871	121,773
	Essel Propack, Ltd.	2,691	6,761
	Exide Industries, Ltd.	21,208	58,312
*	FDC, Ltd.	4,149	13,620
	Federal Bank, Ltd.	247,236	316,280
	Finolex Cables, Ltd.	5,643	31,456
	Finolex Industries, Ltd.	2,910	23,080
	Firstsource Solutions, Ltd.	28,378	17,342
*	Fortis Healthcare, Ltd.	45,498	97,463
	Gateway Distriparks, Ltd.	6,382	12,391
*	Gayatri Projects, Ltd.	7,061	5,381
	GE T&D India, Ltd.	4,524	10,597
	General Insurance Corp. of India	3,362	11,726
	GHCL, Ltd.	5,981	15,552
	Glenmark Pharmaceuticals, Ltd.	25,269	109,507
	Godfrey Phillips India, Ltd.	3,321	56,109
	Granules India, Ltd.	23,739	48,474
	Great Eastern Shipping Co., Ltd. (The)	11,434	48,133
	Greaves Cotton, Ltd.	10,604	20,046
*	Greenpanel Industries, Ltd.	4,737	3,710
	Greenply Industries, Ltd.	4,737	10,135
	Gujarat Alkalies & Chemicals, Ltd.	4,036	22,387

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Ambuja Exports, Ltd.	2,885	$6,202
*	Gujarat Fluorochemicals, Ltd.	4,974	43,071
	Gujarat Mineral Development Corp., Ltd.	8,135	6,940
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	7,707	20,966
	Gujarat Pipavav Port, Ltd.	14,776	18,072
	Gujarat State Petronet, Ltd.	11,124	39,404
*	Hathway Cable & Datacom, Ltd.	29,154	7,828
	HeidelbergCement India, Ltd.	9,938	27,795
	Hero MotoCorp, Ltd.	1,925	67,163
	HFCL, Ltd.	77,811	18,407
	Hikal, Ltd.	4,944	8,564
	Himadri Speciality Chemical, Ltd.	15,947	14,748
	Himatsingka Seide, Ltd.	3,148	5,613
	Hindalco Industries, Ltd.	140,839	371,662
*	IDFC First Bank, Ltd.	265,852	151,247
	IDFC, Ltd.	157,367	77,019
*	IFCI, Ltd.	137,396	12,338
	IIFL Finance, Ltd.	14,244	33,617
*	IIFL Securities, Ltd.	14,244	10,812
	IIFL Wealth Management, Ltd.	2,035	38,066
	India Cements, Ltd. (The)	33,122	37,922
	Indiabulls Housing Finance, Ltd.	37,711	161,870
*	Indiabulls Real Estate, Ltd.	37,606	54,830
	Indiabulls Ventures, Ltd.	5,835	14,454
*	Indian Bank	21,862	31,709
	Indian Hotels Co., Ltd. (The)	8,003	15,993
*	Indian Overseas Bank	158,036	22,484
	Infibeam Avenues, Ltd.	27,370	21,955
	Inox Leisure, Ltd.	7,264	41,112
*	Intellect Design Arena, Ltd.	7,781	18,460
	Ipca Laboratories, Ltd.	8,259	144,798
	ITD Cementation India, Ltd.	7,304	6,173
	Jagran Prakashan, Ltd.	7,667	7,251
*	Jaiprakash Associates, Ltd.	57,985	1,540
*	Jammu & Kashmir Bank, Ltd. (The)	37,004	14,212
	JB Chemicals & Pharmaceuticals, Ltd.	2,024	14,073
	Jindal Saw, Ltd.	26,493	33,301
*	Jindal Steel & Power, Ltd.	71,104	174,448
	JK Cement, Ltd.	1,962	38,014
	JK Lakshmi Cement, Ltd.	5,723	28,599
	JK Paper, Ltd.	13,452	24,152
	JK Tyre & Industries, Ltd.	6,770	7,014
	JM Financial, Ltd.	39,853	58,893
	JSW Energy, Ltd.	71,185	62,583
	Jubilant Life Sciences, Ltd.	10,790	87,193
*	Just Dial, Ltd.	6,530	51,197
	Kalpataru Power Transmission, Ltd.	5,738	35,896
	Karnataka Bank, Ltd. (The)	33,129	34,152
	Karur Vysya Bank, Ltd. (The)	65,165	44,256
	Kaveri Seed Co., Ltd.	2,664	17,644
	KEC International, Ltd.	12,519	59,255
	Kiri Industries, Ltd.	2,791	14,988
	KNR Constructions, Ltd.	3,460	14,739
*	KPIT Technologies, Ltd.	25,181	34,771
	KPR Mill, Ltd.	2,140	20,411
	KRBL, Ltd.	9,700	35,816
	KSB, Ltd.	1,581	16,381
	L&T Finance Holdings, Ltd.	73,513	120,150
	Lakshmi Machine Works, Ltd.	184	8,448

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Lakshmi Vilas Bank, Ltd. (The)	24,882	$5,278
	Laurus Labs, Ltd.	3,813	22,996
	LIC Housing Finance, Ltd.	50,638	310,752
	Lupin, Ltd.	30,254	303,685
	Magma Fincorp, Ltd.	17,169	13,939
	Maharashtra Scooters, Ltd.	662	40,476
	Maharashtra Seamless, Ltd.	5,333	28,897
	Mahindra & Mahindra Financial Services, Ltd.	50,402	259,672
*	Mahindra CIE Automotive, Ltd.	14,124	34,626
	Mahindra Lifespace Developers, Ltd.	2,338	13,749
	Manappuram Finance, Ltd.	48,803	127,989
	Marksans Pharma, Ltd.	26,446	6,847
*	Max India, Ltd.	13,709	16,583
	MOIL, Ltd.	12,607	26,970
	Motherson Sumi Systems, Ltd.	75,657	140,892
	Motilal Oswal Financial Services, Ltd.	6,018	66,769
	Mphasis, Ltd.	13,725	177,972
	MRF, Ltd.	215	209,399
	Multi Commodity Exchange of India, Ltd.	1,925	33,363
	Muthoot Finance, Ltd.	18,420	195,796
	Natco Pharma, Ltd.	8,907	79,114
	National Aluminium Co., Ltd.	96,361	57,500
	Nava Bharat Ventures, Ltd.	12,110	12,145
	Navin Fluorine International, Ltd.	1,166	18,835
	Navneet Education, Ltd.	13,812	17,689
	NCC, Ltd.	85,408	65,031
	NESCO, Ltd.	1,511	15,824
	NIIT Technologies, Ltd.	93	2,515
	NMDC, Ltd.	50,049	81,585
	NOCIL, Ltd.	4,237	5,661
	Oberoi Realty, Ltd.	8,794	67,217
	Omaxe, Ltd.	7,179	15,596
*	Oriental Bank of Commerce	29,921	20,980
	Parag Milk Foods, Ltd.	5,536	10,742
*	PC Jeweller, Ltd.	29,255	9,135
	Persistent Systems, Ltd.	7,143	69,383
	Petronet LNG, Ltd.	90,689	338,110
	Phillips Carbon Black, Ltd.	7,970	13,905
	Phoenix Mills, Ltd. (The)	5,997	72,661
	Piramal Enterprises, Ltd.	10,152	219,148
	Piramal Enterprises, Ltd.	1,345	29,126
	PNB Housing Finance, Ltd.	8,531	51,778
	PNC Infratech, Ltd.	4,829	13,440
	Polyplex Corp., Ltd.	1,358	10,225
*	Power Finance Corp., Ltd.	124,699	203,087
	Praj Industries, Ltd.	13,041	20,624
	Prestige Estates Projects, Ltd.	17,342	93,450
	Prism Johnson, Ltd.	14,680	14,072
	PTC India, Ltd.	49,707	40,329
*	Punjab National Bank	126,829	107,163
*	Quess Corp., Ltd.	4,751	42,003
	Rain Industries Ltd.	23,364	35,430
	Rajesh Exports, Ltd.	11,146	112,367
	Rallis India, Ltd.	6,437	21,158
	Ramco Cements, Ltd. (The)	4,455	48,774
	Ramkrishna Forgings, Ltd.	1,299	6,397
	Rane Holdings, Ltd.	577	6,210
	Rashtriya Chemicals & Fertilizers, Ltd.	22,775	17,106
	Ratnamani Metals & Tubes, Ltd.	643	11,085

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Raymond, Ltd.	4,928	$44,195
	RBL Bank, Ltd.	19,574	87,209
	REC, Ltd.	132,979	266,793
	Redington India, Ltd.	44,660	71,964
*	Reliance Power, Ltd.	102,272	2,501
	Repco Home Finance, Ltd.	4,281	19,902
	Sadbhav Engineering, Ltd.	5,163	9,477
	Sharda Cropchem, Ltd.	1,764	5,809
	Shilpa Medicare, Ltd.	1,958	7,330
	Shriram City Union Finance, Ltd.	1,286	24,391
	Shriram Transport Finance Co., Ltd.	25,076	357,216
	Sobha, Ltd.	8,336	52,385
	Somany Ceramics, Ltd.	2,052	6,160
*	Somany Home Innovation, Ltd.	3,064	6,741
	South Indian Bank, Ltd. (The)	177,967	26,146
	SRF, Ltd.	2,578	136,480
	Steel Authority of India, Ltd.	99,143	64,296
	Strides Pharma Science, Ltd.	9,046	58,550
	Sun TV Network, Ltd.	12,205	80,330
	Sundaram Finance, Ltd.	4,385	100,877
	Sunteck Realty, Ltd.	7,768	43,331
*	Syndicate Bank	125,524	42,421
	TAKE Solutions, Ltd.	9,845	13,173
	Tata Chemicals, Ltd.	11,231	118,203
	Tata Global Beverages, Ltd.	54,579	293,264
*	Tata Motors, Ltd.	146,823	360,712
	Tata Steel, Ltd.	38,195	232,657
	Tejas Networks, Ltd.	3,361	3,854
	Thomas Cook India, Ltd.	17,303	13,597
	Time Technoplast, Ltd.	21,141	16,048
	Timken India, Ltd.	1,401	19,424
	Transport Corp. of India, Ltd.	5,527	20,603
	TV Today Network, Ltd.	2,698	9,129
*	TV18 Broadcast, Ltd.	68,802	24,696
	TVS Srichakra, Ltd.	316	7,539
*	UCO Bank	110,238	24,082
	Uflex, Ltd.	2,494	7,320
	UltraTech Cement, Ltd.	650	40,193
*	Union Bank of India	63,547	43,866
	UPL, Ltd.	43,001	316,538
*	VA Tech Wabag, Ltd.	4,573	13,720
	Vaibhav Global, Ltd.	1,289	19,301
	Vardhman Textiles, Ltd.	1,259	18,307
	Vesuvius India, Ltd.	611	9,331
	Vindhya Telelinks, Ltd.	449	5,484
*	Vodafone Idea, Ltd.	1,605,642	119,513
	Welspun Corp., Ltd.	9,965	23,945
	Welspun Enterprises, Ltd.	6,252	6,892
	Welspun India, Ltd.	46,870	28,284
	West Coast Paper Mills, Ltd.	2,110	6,713
*	Wockhardt, Ltd.	6,912	33,998
	Yes Bank, Ltd.	110,140	60,335
	Zee Entertainment Enterprises, Ltd.	71,584	268,505
	Zensar Technologies, Ltd.	12,992	31,085
TOTAL INDIA			15,713,038
INDONESIA — (2.4%)
	Adaro Energy Tbk PT	2,432,800	216,212
	Adhi Karya Persero Tbk PT	334,900	25,160

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	AKR Corporindo Tbk PT	101,800	$24,571
*	Alam Sutera Realty Tbk PT	1,815,300	26,263
	Aneka Tambang Tbk	1,313,000	68,987
	Astra Agro Lestari Tbk PT	89,800	77,909
	Astra Otoparts Tbk PT	136,000	11,924
*	Bank Bukopin Tbk	1,313,400	21,486
	Bank Maybank Indonesia Tbk PT	505,700	7,400
*	Bank Pan Indonesia Tbk PT	434,700	36,800
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	265,300	19,095
	Bank Pembangunan Daerah Jawa Timur Tbk PT	316,900	14,504
*	Bank Permata Tbk PT	492,900	42,229
	Bank Tabungan Negara Persero Tbk PT	749,000	101,947
	BFI Finance Indonesia Tbk PT	527,800	21,043
	BISI International Tbk PT	103,400	7,561
	Bukit Asam Tbk PT	358,400	57,581
*	Bumi Serpong Damai Tbk PT	1,370,300	111,106
	Ciputra Development Tbk PT	1,806,500	117,370
*	Delta Dunia Makmur Tbk PT	807,300	12,936
*	Eagle High Plantations Tbk PT	2,031,300	17,049
	Elnusa Tbk PT	848,700	16,789
	Erajaya Swasembada Tbk PT	263,400	30,387
*	Garuda Indonesia Persero Tbk PT	510,900	15,099
*	Global Mediacom Tbk PT	1,139,900	28,356
	Indah Kiat Pulp & Paper Corp. Tbk PT	362,300	177,627
	Indika Energy Tbk PT	242,700	16,894
	Indo Tambangraya Megah Tbk PT	58,000	42,470
	Indofood Sukses Makmur Tbk PT	395,100	226,387
	Indo-Rama Synthetics Tbk PT	18,700	3,212
	Intiland Development Tbk PT	545,900	11,654
	Japfa Comfeed Indonesia Tbk PT	390,700	42,674
	KMI Wire & Cable Tbk PT	225,000	7,924
*	Krakatau Steel Persero Tbk PT	285,400	5,666
*	Lippo Karawaci Tbk PT	5,967,260	100,298
	Malindo Feedmill Tbk PT	206,200	13,419
*	Medco Energi Internasional Tbk PT	1,195,600	61,163
	Media Nusantara Citra Tbk PT	513,500	59,452
*	MNC Land Tbk PT	4,502,000	48,083
*	Modernland Realty Tbk PT	1,721,200	24,258
	Pabrik Kertas Tjiwi Kimia Tbk PT	16,500	10,946
	Pakuwon Jati Tbk PT	1,447,300	54,933
	Pan Brothers Tbk PT	402,700	8,245
*	Panin Financial Tbk PT	2,708,800	51,531
*	Paninvest Tbk PT	140,700	10,089
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	50,275
	PP Persero Tbk PT	551,300	55,281
	PP Properti Tbk PT	2,175,100	8,422
	Ramayana Lestari Sentosa Tbk PT	331,500	25,910
*	Rimo International Lestari Tbk PT	3,228,000	11,850
*	Sentul City Tbk PT	3,986,600	16,892
*	Siloam International Hospitals Tbk PT	44,700	21,563
	Sri Rejeki Isman Tbk PT	1,753,600	28,196
	Surya Semesta Internusa Tbk PT	883,000	42,288
	Tempo Scan Pacific Tbk PT	82,400	7,776
	Timah Tbk PT	620,300	32,085
*	Trada Alam Minera Tbk PT	2,672,100	9,784
	Tunas Baru Lampung Tbk PT	469,000	28,584
*	Vale Indonesia Tbk PT	394,200	90,595
*	Visi Media Asia Tbk PT	817,200	2,974
	Waskita Beton Precast Tbk PT	1,916,000	36,350

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Waskita Karya Persero Tbk PT	803,100	$72,023
	Wijaya Karya Beton Tbk PT	212,800	5,950
	Wijaya Karya Persero Tbk PT	642,300	88,363
*	XL Axiata Tbk PT	542,400	114,556
TOTAL INDONESIA			2,856,406
MALAYSIA — (2.9%)
	Aeon Co. M Bhd	96,000	31,758
	AFFIN Bank Bhd	44,500	19,927
	AirAsia Group Bhd	245,200	85,176
	Alliance Bank Malaysia Bhd	147,400	87,668
	Allianz Malaysia Bhd	3,700	13,007
	AMMB Holdings Bhd	284,700	256,112
*	Berjaya Corp. Bhd	447,700	26,075
	BIMB Holdings Bhd	21,100	20,346
	Boustead Holdings Bhd	58,300	11,659
	Boustead Plantations Bhd	59,400	8,652
*	Bumi Armada Bhd	375,700	32,209
	Cahya Mata Sarawak Bhd	79,000	41,409
*	Dayang Enterprise Holdings Bhd	67,320	44,967
	DRB-Hicom Bhd	151,400	83,281
	Eastern & Oriental Bhd	122,600	16,705
*	Eco World Development Group Bhd	136,900	21,269
#	Ekovest BHD	254,400	39,277
*	FGV Holdings Bhd	271,500	79,521
	Gadang Holdings Bhd	106,200	15,294
	Gamuda Bhd	260,000	243,741
	Genting Plantations Bhd	5,300	13,494
	George Kent Malaysia Bhd	96,500	20,337
*	Hengyuan Refining Co. Bhd	22,900	19,884
	IGB Bhd	18,129	15,041
	IJM Corp. Bhd	451,100	231,731
	IOI Properties Group Bhd	161,100	45,736
#*	Iskandar Waterfront City Bhd	81,900	14,431
#*	JAKS Resources Bhd	100,200	30,222
	Keck Seng Malaysia Bhd	8,000	8,778
	Kerjaya Prospek Group Bhd	54,600	17,632
*	KNM Group Bhd	566,400	35,553
	LBS Bina Group Bhd	61,400	7,096
	Lotte Chemical Titan Holding Bhd	49,200	24,564
	Magnum Bhd	86,900	53,974
	Mah Sing Group Bhd	151,300	24,679
	Malaysia Airports Holdings Bhd	153,600	251,534
	Malaysia Building Society Bhd	264,456	51,220
	Malaysian Pacific Industries Bhd	10,100	29,305
	Malaysian Resources Corp. Bhd	347,700	56,485
	Matrix Concepts Holdings Bhd	65,700	30,574
	MBM Resources BHD	12,800	11,804
*	Media Prima Bhd	100,900	5,150
	Mega First Corp. Bhd	37,500	47,483
	MKH Bhd	39,000	14,790
	MMC Corp. Bhd	133,100	28,511
	Muhibbah Engineering M Bhd	39,300	16,220
	Oriental Holdings BHD	35,800	56,106
#	OSK Holdings Bhd	129,800	30,327
	Paramount Corp. Bhd	53,060	17,057
	Petron Malaysia Refining & Marketing Bhd	7,600	8,890
	Pos Malaysia Bhd	65,900	22,999
	Sapura Energy Bhd	781,500	46,369

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Sarawak Oil Palms Bhd	14,200	$11,773
	Sime Darby Bhd	415,300	220,032
	Sime Darby Property Bhd	443,400	84,097
	SP Setia Bhd Group	235,899	75,058
	Sunway Bhd	214,323	93,819
	Supermax Corp. Bhd	29,500	12,739
	Ta Ann Holdings Bhd	29,600	23,164
	TA Enterprise Bhd	176,800	24,139
	Tropicana Corp. Bhd	59,534	12,700
	TSH Resources Bhd	65,000	18,877
*	UEM Sunrise Bhd	183,900	26,739
	UMW Holdings Bhd	29,700	28,310
#	United Malacca Bhd	18,300	23,447
	UOA Development Bhd	19,100	9,201
*	Velesto Energy Bhd	274,400	22,951
*	Vizione Holdings Bhd	65,700	13,145
	VS Industry Bhd	180,500	58,942
*	WCT Holdings Bhd	127,194	23,635
	Yinson Holdings Bhd	72,900	109,841
#*	YNH Property Bhd	32,000	20,924
	YTL Corp. Bhd	505,200	110,019
TOTAL MALAYSIA			3,489,581
MEXICO — (3.1%)
#	ALEATICA S.A.B. de C.V.	25,688	39,686
	Alfa S.A.B. de C.V., Class A	422,273	317,562
	Alpek S.A.B. de C.V.	60,630	56,890
*	Axtel S.A.B. de C.V.	238,881	40,329
	Banco del Bajio SA	108,489	179,193
	Cemex S.A.B. de C.V.	1,444,819	580,359
	Cia Minera Autlan S.A.B. de C.V., Series B, Class B	34,748	16,164
	Consorcio ARA S.A.B. de C.V.	98,355	21,810
	Corporativo Fragua S.A.B. de C.V.	256	3,279
	Corpovael S.A. de C.V.	19,681	7,010
	Cydsa S.A.B. de C.V.	26,392	33,494
*	Elementia S.A.B. de C.V.	5,664	3,300
*	Genomma Lab Internacional S.A.B. de C.V., Class B	132,653	156,273
	Gentera S.A.B. de C.V.	103,082	116,745
*	Grupo Aeromexico S.A.B. de C.V.	50,391	38,109
	Grupo Carso S.A.B. de C.V.	16,469	59,381
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	23,288	120,794
	Grupo Comercial Chedraui S.A. de C.V.	51,311	67,399
	Grupo Herdez S.A.B. de C.V.	28,974	57,747
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	28,640	9,776
	Grupo Industrial Saltillo S.A.B. de C.V.	23,893	29,083
#	Grupo KUO S.A.B. de C.V., Class B	8,600	24,341
	Grupo Lala S.A.B. de C.V.	10,650	9,559
	Grupo Rotoplas S.A.B. de C.V.	27,477	22,903
	Grupo Sanborns S.A.B. de C.V.	13,400	16,523
	Grupo Televisa S.A.B.	230,923	513,162
*	Grupo Traxion S.A.B. de C.V.	74,509	64,945
*	Hoteles City Express S.A.B. de C.V.	62,040	46,590
	Industrias Bachoco S.A.B. de C.V., Class B	24,158	96,936
*	Industrias CH S.A.B. de C.V.	11,503	56,914
	Industrias Penoles S.A.B. de C.V.	18,308	190,042
*	La Comer S.A.B. de C.V.	69,705	88,535
*	Medica Sur S.A.B. de C.V., Class B	15,169	16,858
	Megacable Holdings S.A.B. de C.V.	25,875	96,979
	Nemak S.A.B. de C.V.	115,418	47,950

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Orbia Advance Corp. S.A.B. de C.V.	106,835	$252,451
#	Organizacion Cultiba S.A.B. de C.V.	28,260	17,947
	Organizacion Soriana S.A.B. de C.V., Class B	24,718	31,317
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	12,795	138,375
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	2,215	16,761
	TV Azteca S.A.B. de C.V.	320,008	13,464
	Unifin Financiera S.A.B. de C.V.	21,034	32,059
	Vitro S.A.B. de C.V., Class A	8,400	18,427
TOTAL MEXICO			3,767,421
PHILIPPINES — (1.1%)
*	8990 Holdings, Inc.	21,700	6,282
	Alliance Global Group, Inc.	613,800	130,199
	Altus Property Ventures, Inc.	5,560	425
	Asia United Bank Corp.	8,110	8,367
	Belle Corp.	525,000	16,205
	Cebu Air, Inc.	38,560	56,846
	China Banking Corp.	87,400	43,158
	Cosco Capital, Inc.	303,100	36,355
	DMCI Holdings, Inc.	295,900	35,396
	Emperador, Inc.	72,700	10,311
	Filinvest Development Corp.	121,800	31,072
	Filinvest Land, Inc.	1,703,000	48,750
	First Philippine Holdings Corp.	31,550	41,291
	GT Capital Holdings, Inc.	7,659	101,540
	Integrated Micro-Electronics, Inc.	72,600	9,999
	Lopez Holdings Corp.	173,300	12,665
	LT Group, Inc.	250,800	48,462
	Megaworld Corp.	1,683,700	133,775
	Nickel Asia Corp.	405,000	22,761
	Petron Corp.	459,700	32,654
*	Philex Mining Corp.	146,000	8,294
*	Philippine National Bank	57,773	36,141
	Pilipinas Shell Petroleum Corp.	11,500	6,765
	RFM Corp.	109,000	10,762
	Rizal Commercial Banking Corp.	68,400	26,835
	Robinsons Land Corp.	268,700	134,400
	Robinsons Retail Holdings, Inc.	13,810	20,994
	Security Bank Corp.	36,300	125,919
*	Top Frontier Investment Holdings, Inc.	3,090	11,352
	Union Bank Of Philippines	19,090	23,864
	Vista Land & Lifescapes, Inc.	634,700	87,453
TOTAL PHILIPPINES			1,319,292
POLAND — (0.9%)
	Agora SA	3,156	10,069
*	Alior Bank SA	11,856	81,071
	Amica SA	667	25,211
	Asseco Poland SA	748	12,318
	Bank Handlowy w Warszawie SA	1,306	18,996
*	Bank Millennium SA	63,827	97,815
*	Ciech SA	3,549	35,501
	Cyfrowy Polsat SA	6,191	43,395
	Develia SA	39,555	27,906
	Dom Development SA	185	4,539
	Echo Investment SA	14,725	19,470
*	Enea SA	29,642	54,845
*	Fabryki Mebli Forte SA	1,537	12,691

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Famur SA	25,903	$21,313
*	Grupa Azoty SA	5,890	37,768
	Grupa Lotos SA	7,947	157,712
	Jastrzebska Spolka Weglowa SA	8,492	41,065
	Kernel Holding SA	7,613	92,319
	Lubelski Wegiel Bogdanka SA	1,563	12,019
*	mBank SA	234	22,422
*	Netia SA	19,625	23,043
*	PGE Polska Grupa Energetyczna SA	65,362	116,030
	PKP Cargo SA	3,662	16,746
	Stalprodukt SA	216	11,035
*	Tauron Polska Energia SA	150,984	57,912
	VRG SA	22,122	22,155
TOTAL POLAND			1,075,366
RUSSIA — (1.0%)
	Etalon Group P.L.C., GDR	14,720	33,856
	Globaltrans Investment P.L.C., GDR	8,642	74,926
	Magnitogorsk Iron & Steel Works PJSC, GDR	16,840	154,025
*	Mail.Ru Group, Ltd., GDR	7,427	174,832
	Novolipetsk Steel PJSC, GDR	9,885	213,911
	PhosAgro PJSC, GDR	6,701	85,036
	Ros Agro P.L.C., GDR	10,993	112,129
	RusHydro PJSC, ADR	103,992	101,912
	TMK PJSC, GDR	3,822	13,262
	VTB Bank PJSC, GDR	145,714	208,080
TOTAL RUSSIA			1,171,969
SOUTH AFRICA — (6.6%)
	Adcock Ingram Holdings, Ltd.	6,350	21,432
	Adcorp Holdings, Ltd.	7,281	5,806
	Advtech, Ltd.	84,198	60,093
	AECI, Ltd.	19,942	138,613
	African Oxygen, Ltd.	17,052	24,576
	African Rainbow Minerals, Ltd.	17,694	198,182
	Alexander Forbes Group Holdings, Ltd.	122,324	42,604
	Allied Electronics Corp., Ltd., Class A	36,040	54,467
	Alviva Holdings, Ltd.	19,705	18,536
	AngloGold Ashanti, Ltd.	21,587	440,399
	AngloGold Ashanti, Ltd., Sponsored ADR	16,114	328,081
*	Aspen Pharmacare Holdings, Ltd.	33,373	256,888
	Assore, Ltd.	5,046	81,291
	Astral Foods, Ltd.	6,962	92,795
	Barloworld, Ltd.	33,331	205,969
	Bidvest Group, Ltd. (The)	29,884	411,142
*	Blue Label Telecoms, Ltd.	41,945	7,645
#*	Brait SE	29,846	16,255
	Cashbuild, Ltd.	2,942	38,754
	Caxton and CTP Publishers and Printers, Ltd.	20,301	9,900
	DataTec, Ltd.	41,492	92,122
	Discovery, Ltd.	13,804	107,133
	Distell Group Holdings, Ltd.	5,639	49,021
*	EOH Holdings, Ltd.	25,195	13,704
	Exxaro Resources, Ltd.	33,225	269,102
	Foschini Group, Ltd. (The)	23,443	214,713
	Gold Fields, Ltd.	60,125	389,230
	Gold Fields, Ltd., Sponsored ADR	91,296	584,294
	Grindrod, Ltd.	61,737	19,781

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Harmony Gold Mining Co., Ltd.	81,964	$276,685
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	16,913	56,828
	Hudaco Industries, Ltd.	3,955	26,703
*	Impala Platinum Holdings, Ltd.	43,526	408,997
	Imperial Logistics, Ltd.	22,265	74,885
*	Invicta Holdings, Ltd.	6,213	6,394
	KAP Industrial Holdings, Ltd.	223,916	55,010
	Lewis Group, Ltd.	6,721	13,199
	Liberty Holdings, Ltd.	17,921	125,277
	Life Healthcare Group Holdings, Ltd.	149,194	249,043
*	Long4Life, Ltd.	88,335	21,949
	Massmart Holdings, Ltd.	4,303	15,223
	Merafe Resources, Ltd.	107,504	4,535
	Metair Investments, Ltd.	31,298	48,209
	Momentum Metropolitan Holdings	163,591	217,951
	Motus Holdings Ltd.	14,578	78,046
	Mpact, Ltd.	21,681	22,318
*	Nampak, Ltd.	126,634	41,110
	Oceana Group, Ltd.	5,864	24,668
*	Omnia Holdings, Ltd.	34,679	76,922
	Peregrine Holdings, Ltd.	32,244	40,892
	Pioneer Foods Group, Ltd.	23,061	166,924
#*	PPC, Ltd.	294,684	45,085
	Raubex Group, Ltd.	35,771	56,526
	RCL Foods, Ltd.	9,673	7,751
	Reunert, Ltd.	24,814	100,646
	Rhodes Food Group Pty, Ltd.	6,432	6,974
*	Royal Bafokeng Platinum, Ltd.	12,976	44,521
*	Sappi, Ltd.	74,610	189,043
*	Sibanye Gold, Ltd.	270,052	695,552
*	Sun International, Ltd.	6,254	14,481
*	Super Group, Ltd.	62,202	103,322
	Telkom SA SOC, Ltd.	45,809	97,694
	Tiger Brands, Ltd.	2,987	39,062
*	Tongaat Hulett, Ltd.	28,548	9,423
	Transaction Capital, Ltd.	36,769	59,382
*	Trencor, Ltd.	27,669	17,124
	Truworths International, Ltd.	28,243	82,461
	Tsogo Sun Gaming, Ltd.	30,237	21,833
	Wilson Bayly Holmes-Ovcon, Ltd.	9,319	80,912
TOTAL SOUTH AFRICA			7,916,088
SOUTH KOREA — (13.6%)
*	Able C&C Co., Ltd.	1,801	14,583
	Aekyung Petrochemical Co., Ltd.	4,211	27,520
*	Agabang&Company	4,166	14,839
	AK Holdings, Inc.	985	24,854
	ALUKO Co., Ltd.	8,599	17,484
*	Amotech Co., Ltd.	791	17,101
	Asia Cement Co., Ltd.	269	15,015
	ASIA Holdings Co., Ltd.	91	7,749
	Asia Paper Manufacturing Co., Ltd.	1,081	31,251
*	Asiana Airlines, Inc.	17,738	66,954
	Autech Corp.	1,278	11,846
	BGF Co., Ltd.	4,573	19,495
	Binggrae Co., Ltd.	1,100	48,658
	BNK Financial Group, Inc.	43,405	244,813
	Busan City Gas Co., Ltd.	284	8,219
	Byucksan Corp.	8,914	12,446

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Capro Corp.	7,250	$18,069
	Chongkundang Holdings Corp.	380	35,511
	Chosun Refractories Co., Ltd.	302	20,237
	CJ CheilJedang Corp.	1,156	228,138
	CJ Corp.	2,382	164,124
	CJ ENM Co., Ltd.	1,203	137,597
*	CJ Logistics Corp.	563	68,405
	CKD Bio Corp.	512	12,012
	Cuckoo Holdings Co., Ltd.	112	9,880
	D.I Corp.	3,646	9,981
	Dae Dong Industrial Co., Ltd.	3,607	15,615
	Dae Han Flour Mills Co., Ltd.	144	16,331
	Dae Won Kang Up Co., Ltd.	5,249	14,687
	Daeduck Electronics Co.	2,123	16,025
	Daekyo Co., Ltd.	5,085	24,262
	Daelim Industrial Co., Ltd.	4,669	313,725
	Daesang Corp.	3,678	64,156
*	Daewoo Engineering & Construction Co., Ltd.	26,853	97,046
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	6,460	132,539
	Daewoong Co., Ltd.	2,578	24,602
	Daihan Pharmaceutical Co., Ltd.	375	9,648
*	Danal Co., Ltd.	6,555	16,417
	Daou Data Corp.	2,532	16,668
	Daou Technology, Inc.	4,679	69,574
	DB Financial Investment Co., Ltd.	3,038	9,793
	DB HiTek Co., Ltd.	2,272	50,871
	DB Insurance Co., Ltd.	8,076	285,849
*	Deutsch Motors, Inc.	4,640	30,823
	DGB Financial Group, Inc.	28,574	154,701
	DI Dong Il Corp.	183	11,013
	Digital Power Communications Co., Ltd.	6,708	32,796
	DMS Co., Ltd.	4,659	20,102
	Dong-A ST Co., Ltd.	312	24,435
	Dong-Ah Geological Engineering Co., Ltd.	1,088	14,378
*	Dongkuk Steel Mill Co., Ltd.	9,676	39,498
	DONGSUNG Corp.	4,993	19,032
	Dongwha Pharm Co., Ltd.	3,593	23,761
	Dongwon Development Co., Ltd.	7,989	26,029
	Dongwon F&B Co., Ltd.	108	18,887
	Dongwon Industries Co., Ltd.	188	31,773
	Doosan Bobcat, Inc.	6,812	175,159
	Doosan Co., Ltd.	694	36,257
*	Doosan Fuel Cell Co., Ltd.	2,324	14,331
*	Doosan Heavy Industries & Construction Co., Ltd.	21,717	98,314
*	Doosan Infracore Co., Ltd.	21,457	87,399
*	Doosan Solus Co., Ltd.	1,281	27,539
	DoubleUGames Co., Ltd.	650	25,466
	DTR Automotive Corp.	739	17,911
	e Tec E&C, Ltd.	342	18,111
	Easy Bio, Inc.	5,999	22,898
	E-MART, Inc.	3,458	318,756
	EM-Tech Co., Ltd.	2,190	16,517
	ENF Technology Co., Ltd.	1,688	38,974
	Estechpharma Co., Ltd.	2,467	20,149
	Eugene Corp.	10,128	34,800
	Eugene Investment & Securities Co., Ltd.	5,644	10,950
	Eugene Technology Co., Ltd.	2,599	36,415
*	Eusu Holdings Co., Ltd.	1,669	8,684
	Farmsco	3,427	11,526

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Fursys, Inc.	403	$9,651
	Geumhwa PSC Co., Ltd.	408	9,439
	Green Cross Corp.	503	51,588
	Green Cross Holdings Corp.	1,809	30,861
	GS Engineering & Construction Corp.	9,935	230,546
	GS Global Corp.	11,688	19,277
	GS Holdings Corp.	8,154	310,801
	GS Home Shopping, Inc.	574	62,554
	GS Retail Co., Ltd.	2,970	98,391
	Gwangju Shinsegae Co., Ltd.	63	8,587
*	Halla Corp.	6,443	14,404
	Halla Holdings Corp.	1,256	43,929
	Han Kuk Carbon Co., Ltd.	4,578	28,902
	Hana Micron, Inc.	5,202	26,221
	Hancom, Inc.	3,919	36,170
	Handok, Inc.	1,372	26,627
	Handsome Co., Ltd.	2,491	56,876
	Hanjin Transportation Co., Ltd.	1,543	42,419
	Hankook Tire & Technology Co., Ltd.	11,828	282,249
	Hansae Yes24 Holdings Co., Ltd.	3,050	15,980
	Hanshin Construction	1,431	16,117
*	Hansol Holdings Co., Ltd.	5,410	15,776
	Hansol HomeDeco Co., Ltd.	11,444	9,921
	Hansol Paper Co., Ltd.	3,482	41,448
*	Hansol Technics Co., Ltd.	5,142	37,204
*	Hanwha Aerospace Co., Ltd.	6,356	171,873
	Hanwha Corp.	7,084	127,282
	Hanwha General Insurance Co., Ltd.	7,541	14,711
*	Hanwha Investment & Securities Co., Ltd.	19,019	30,501
	Hanwha Life Insurance Co., Ltd.	51,376	87,505
*	Hanwha Solutions Corp.	17,310	240,158
	Hanyang Eng Co., Ltd.	2,207	21,567
*	Harim Co., Ltd.	11,062	23,816
	Harim Holdings Co., Ltd.	4,838	31,275
	HDC Holdings Co., Ltd.	5,899	49,187
*	Heungkuk Fire & Marine Insurance Co., Ltd.	9,154	22,436
	Hitejinro Holdings Co., Ltd.	1,504	17,759
	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	25,740
	Huchems Fine Chemical Corp.	1,462	23,817
	Huons Global Co., Ltd.	874	22,062
	Huvis Corp.	1,579	7,476
	HwaSung Industrial Co., Ltd.	1,665	15,033
	Hy-Lok Corp.	1,868	24,354
	Hyosung Corp.	533	31,609
	Hyundai BNG Steel Co., Ltd.	2,603	17,904
	Hyundai Construction Equipment Co., Ltd.	1,632	35,923
	Hyundai Corp.	1,610	21,140
	Hyundai Department Store Co., Ltd.	2,689	174,541
*	Hyundai Electric & Energy System Co., Ltd.	1,540	12,521
	Hyundai Engineering & Construction Co., Ltd.	1,461	46,124
	Hyundai Glovis Co., Ltd.	1,891	231,948
	Hyundai Greenfood Co., Ltd.	7,090	60,908
	Hyundai Home Shopping Network Corp.	898	56,368
	Hyundai Hy Communications & Networks Co., Ltd.	5,306	16,906
	Hyundai Livart Furniture Co., Ltd.	1,826	16,873
	Hyundai Marine & Fire Insurance Co., Ltd.	10,237	187,797
	Hyundai Mipo Dockyard Co., Ltd.	820	28,152
	Hyundai Motor Securities Co., Ltd.	3,996	31,507
	Hyundai Steel Co.	10,310	241,835

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Wia Corp.	2,823	$100,174
	IDIS Holdings Co., Ltd.	1,420	13,844
*	IHQ, Inc.	12,983	17,379
	Iljin Holdings Co., Ltd.	6,068	23,105
	Ilshin Spinning Co., Ltd.	160	9,058
	iMarketKorea, Inc.	3,411	26,479
	Interpark Holdings Corp.	5,276	8,849
	INTOPS Co., Ltd.	2,924	26,827
	IS Dongseo Co., Ltd.	1,974	47,257
	ISC Co., Ltd.	1,846	18,207
	IsuPetasys Co., Ltd.	7,799	24,436
	Jahwa Electronics Co., Ltd.	2,599	21,518
	JB Financial Group Co., Ltd.	10,536	44,931
	Kangnam Jevisco Co., Ltd.	580	9,342
	KAON Media Co., Ltd.	3,336	19,658
	KC Co., Ltd.	2,037	27,130
	KCC Corp.	833	139,660
*	KCC Glass Corp.	783	22,405
	KG Chemical Corp.	96	951
	KGMobilians Co., Ltd.	3,097	14,525
	KISCO Corp.	2,292	8,321
	KISCO Holdings Co., Ltd.	1,802	18,063
	KISWIRE, Ltd.	558	8,369
	KIWOOM Securities Co., Ltd.	2,087	122,131
	KMH Co., Ltd.	4,054	18,146
	Kolmar Korea Holdings Co., Ltd.	1,218	21,466
	Kolon Corp.	1,235	15,738
	Kolon Industries, Inc.	2,837	99,401
	Korea Alcohol Industrial Co., Ltd.	1,839	13,203
	Korea Asset In Trust Co., Ltd.	6,413	15,737
	Korea Autoglass Corp.	1,897	23,708
*	Korea Circuit Co., Ltd.	756	6,201
	Korea Electric Terminal Co., Ltd.	987	31,429
	Korea Investment Holdings Co., Ltd.	7,037	387,040
*	Korea Line Corp.	2,164	36,844
	Korea Petrochemical Ind Co., Ltd.	740	57,148
	Korea Real Estate Investment & Trust Co., Ltd.	23,718	39,758
	Korea United Pharm, Inc.	2,798	38,426
	Korean Air Lines Co., Ltd.	7,204	141,236
	Korean Reinsurance Co.	14,855	107,069
	Kortek Corp.	2,426	24,272
	KPX Chemical Co., Ltd.	249	11,194
	KT Skylife Co., Ltd.	3,494	25,331
*	KTB Investment & Securities Co., Ltd.	10,955	19,463
	Kukdo Chemical Co., Ltd.	754	26,066
	Kumho Industrial Co., Ltd.	2,973	23,417
	Kumho Petrochemical Co., Ltd.	2,943	159,341
*	Kumho Tire Co., Inc.	5,794	18,498
	Kwang Dong Pharmaceutical Co., Ltd.	6,444	34,467
	Kyeryong Construction Industrial Co., Ltd.	554	8,263
	Kyobo Securities Co., Ltd.	3,914	28,347
	Kyungbang Co., Ltd.	1,871	14,291
	Kyungdong Pharm Co., Ltd.	2,282	15,258
	Kyung-In Synthetic Corp.	5,504	38,196
	LEADCORP, Inc. (The)	2,739	13,635
	LF Corp.	2,925	36,551
	LG Hausys, Ltd.	938	38,263
	LG HelloVision Co., Ltd.	3,508	14,930
	LG Innotek Co., Ltd.	2,363	294,479

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG International Corp.	4,819	$48,557
	LIG Nex1 Co., Ltd.	1,247	28,956
	Lock & Lock Co., Ltd.	1,019	11,838
	Lotte Chilsung Beverage Co., Ltd.	550	56,807
	Lotte Confectionery Co., Ltd.	164	18,718
	Lotte Corp.	3,082	90,435
	LOTTE Fine Chemical Co., Ltd.	2,962	95,852
	Lotte Food Co., Ltd.	74	22,237
	LOTTE Himart Co., Ltd.	1,797	40,001
*	Lotte Non-Life Insurance Co., Ltd.	14,792	20,781
	Lotte Shopping Co., Ltd.	1,417	136,049
	LS Corp.	2,906	95,900
	LS Industrial Systems Co., Ltd.	2,061	90,078
*	Lumens Co., Ltd.	10,766	21,515
*	LVMC Holdings	3,202	10,887
	Mando Corp.	5,284	146,892
	Meritz Financial Group, Inc.	6,357	56,754
	Meritz Fire & Marine Insurance Co., Ltd.	4,835	63,453
	Meritz Securities Co., Ltd.	46,870	142,361
	Mirae Asset Daewoo Co., Ltd.	59,555	338,456
	Mirae Asset Life Insurance Co., Ltd.	14,911	52,262
	MK Electron Co., Ltd.	4,052	26,087
	Moorim P&P Co., Ltd.	4,758	15,415
	Muhak Co., Ltd.	3,935	27,030
	Namhae Chemical Corp.	2,744	17,666
	Namyang Dairy Products Co., Ltd.	48	16,545
*	Neowiz	2,725	38,668
	Nexen Corp.	3,941	18,898
	Nexen Tire Corp.	6,381	43,216
	NH Investment & Securities Co., Ltd.	23,021	209,711
*	NHN Corp.	1,849	116,176
	NICE Holdings Co., Ltd.	2,945	54,598
	Nice Information & Telecommunication, Inc.	391	9,310
	Nong Shim Holdings Co., Ltd.	465	30,116
	NongShim Co., Ltd.	507	97,524
	NS Shopping Co., Ltd.	2,986	21,861
	OCI Co., Ltd.	3,004	138,682
	Orion Holdings Corp.	4,507	58,221
*	Pan Ocean Co., Ltd.	39,992	131,863
	Poongsan Corp.	2,799	47,580
	Poongsan Holdings Corp.	612	16,342
	Posco International Corp.	7,967	111,582
*	Power Logics Co., Ltd.	3,502	25,759
	Pulmuone Co., Ltd.	1,280	11,241
	Reyon Pharmaceutical Co., Ltd.	1,419	16,333
*	RFTech Co., Ltd.	3,243	21,679
	S&T Holdings Co., Ltd.	951	11,902
	S&T Motiv Co., Ltd.	1,479	48,220
	Sajo Industries Co., Ltd.	588	16,228
	Sajodaerim Corp.	1,147	13,781
	Sam Young Electronics Co., Ltd.	2,074	14,405
	Sam Yung Trading Co., Ltd.	2,591	34,636
	Samho Development Co., Ltd.	4,766	16,097
	Samick Musical Instruments Co., Ltd.	8,299	12,312
	Samji Electronics Co., Ltd.	1,682	12,844
	Samkwang Glass Co., Ltd.	874	20,482
	Sammok S-Form Co., Ltd.	2,023	13,030
*	SAMPYO Cement Co., Ltd.	9,240	24,332
	Samsung Card Co., Ltd.	4,944	156,808

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Securities Co., Ltd.	10,310	$301,197
	SAMT Co., Ltd.	12,775	25,689
	Samyang Corp.	593	20,882
	Samyang Holdings Corp.	509	23,634
*	Sangsangin Co., Ltd.	5,513	36,758
*	SBW	22,720	25,600
*	S-Connect Co., Ltd.	8,958	15,014
	Seah Besteel Corp.	2,148	23,057
	Sebang Co., Ltd.	1,020	8,536
	Sebang Global Battery Co., Ltd.	1,376	38,529
*	Seobu T&D	3,682	22,578
	Seohan Co., Ltd.	19,101	17,020
	Seohee Construction Co., Ltd.	27,983	25,181
	Seoul Semiconductor Co., Ltd.	5,407	64,084
	Shindaeyang Paper Co., Ltd.	369	19,651
*	Shinhan Financial Group Co., Ltd.	2,481	80,958
	Shinsegae Food Co., Ltd.	418	23,507
	Shinsegae Information & Communication Co., Ltd.	286	26,765
	Shinsegae, Inc.	1,260	279,438
	Shinyoung Securities Co., Ltd.	497	22,080
	Silicon Works Co., Ltd.	602	18,382
	Silla Co., Ltd.	770	7,190
	Sindoh Co., Ltd.	1,082	30,723
	SK Chemicals Co., Ltd.	1,103	53,166
	SK Discovery Co., Ltd.	2,070	40,097
	SK Gas, Ltd.	607	38,218
	SK Networks Co., Ltd.	24,348	100,572
	SK Securities Co., Ltd.	58,520	28,264
	SKC Co., Ltd.	4,313	186,056
	SL Corp.	2,473	34,468
*	S-MAC Co., Ltd.	36,548	31,954
	Songwon Industrial Co., Ltd.	2,633	28,621
	Soulbrain Co., Ltd.	416	33,806
	SPG Co., Ltd.	4,430	23,785
	Spigen Korea Co., Ltd.	238	10,339
*	Ssangyong Motor Co.	6,352	10,291
	Suheung Co., Ltd.	999	29,910
	Sung Kwang Bend Co., Ltd.	2,934	23,102
*	Sungchang Enterprise Holdings, Ltd.	12,418	15,886
	Sungshin Cement Co., Ltd.	4,536	23,790
	Sungwoo Hitech Co., Ltd.	8,732	26,218
	Sunjin Co., Ltd.	2,612	18,912
	Taekwang Industrial Co., Ltd.	70	54,504
*	Taewoong Co., Ltd.	3,151	19,417
	Taeyoung Engineering & Construction Co., Ltd.	4,719	54,063
	TechWing, Inc.	3,343	46,523
*	TK Chemical Corp.	8,032	17,565
	TK Corp.	1,195	10,029
	Tongyang Life Insurance Co., Ltd.	5,937	17,795
	Tongyang, Inc.	19,744	17,974
	Top Engineering Co., Ltd.	3,288	23,958
	Toptec Co., Ltd.	2,680	23,126
	Tovis Co., Ltd.	1,651	11,859
	Unid Co., Ltd.	1,085	39,824
	Union Semiconductor Equipment & Materials Co., Ltd.	2,827	14,006
	Whanin Pharmaceutical Co., Ltd.	1,750	21,950
	WiSoL Co., Ltd.	2,198	24,395
*	Wonik Holdings Co., Ltd.	8,665	37,532
	Wonik Materials Co., Ltd.	1,147	24,544

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Woori Investment Bank Co., Ltd.	42,158	$20,362
	Y G-1 Co., Ltd.	3,707	20,726
	Youlchon Chemical Co., Ltd.	2,606	27,175
	Young Poong Corp.	78	40,865
*	Youngone Corp.	3,385	87,291
	Youngone Holdings Co., Ltd.	926	32,116
*	Yuanta Securities Korea Co., Ltd.	17,353	38,846
	Zeus Co., Ltd.	1,991	22,477
TOTAL SOUTH KOREA			16,264,749
TAIWAN — (17.3%)
	Ability Enterprise Co., Ltd.	36,000	17,144
	AcBel Polytech, Inc.	83,000	63,271
	Acer, Inc.	464,000	256,607
	A-DATA Technology Co., Ltd.	17,000	39,183
	Advanced International Multitech Co., Ltd.	14,000	17,445
*	AGV Products Corp.	44,000	9,996
*	ALI Corp.	37,541	19,477
	Allis Electric Co., Ltd.	36,000	24,724
	Alltek Technology Corp.	21,000	13,411
	Alpha Networks, Inc.	42,000	27,940
	Altek Corp.	59,000	39,711
	Ambassador Hotel (The)	50,000	42,426
*	AmTRAN Technology Co., Ltd.	164,000	55,470
	Apacer Technology, Inc.	10,000	13,808
	APCB, Inc.	17,000	13,374
	Apex Biotechnology Corp.	13,000	11,023
	Apex International Co., Ltd.	28,000	48,703
	Ardentec Corp.	80,000	71,441
*	Asia Pacific Telecom Co., Ltd.	152,060	39,361
	Asia Polymer Corp.	66,000	32,045
	Asia Vital Components Co., Ltd.	45,000	49,787
	AU Optronics Corp.	1,068,000	354,296
	Audix Corp.	8,000	10,885
	AVY Precision Technology, Inc.	10,000	9,832
	Bank of Kaohsiung Co., Ltd.	68,574	22,034
	Basso Industry Corp.	14,000	21,963
	BenQ Materials Corp.	65,000	36,025
	BES Engineering Corp.	279,000	67,583
	Brighton-Best International Taiwan, Inc.	43,000	39,613
	C Sun Manufacturing, Ltd.	15,000	11,702
	Capital Securities Corp.	256,000	86,088
	Casetek Holdings, Ltd.	31,000	43,016
	Cathay Real Estate Development Co., Ltd.	89,000	60,100
	Celxpert Energy Corp.	10,000	9,473
	Channel Well Technology Co., Ltd.	31,000	25,417
	CHC Healthcare Group	13,000	16,230
	Chen Full International Co., Ltd.	12,000	13,641
	Cheng Loong Corp.	135,000	87,740
*	Cheng Mei Materials Technology Corp.	78,000	17,351
	Cheng Uei Precision Industry Co., Ltd.	58,000	75,093
	Chia Chang Co., Ltd.	17,000	21,735
	Chia Hsin Cement Corp.	51,000	34,562
	Chilisin Electronics Corp.	28,000	107,641
	China Airlines, Ltd.	438,000	115,810
	China Bills Finance Corp.	96,000	48,237
	China Chemical & Pharmaceutical Co., Ltd.	48,000	33,267
	China Electric Manufacturing Corp.	30,600	11,570
	China General Plastics Corp.	79,040	49,546

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	China Life Insurance Co., Ltd.	357,370	$290,180
	China Man-Made Fiber Corp.	265,185	65,608
	China Metal Products	59,000	58,595
	China Motor Corp.	35,200	43,435
	China Petrochemical Development Corp.	581,700	155,057
	Chin-Poon Industrial Co., Ltd.	68,000	68,176
	Chipbond Technology Corp.	98,000	193,215
	ChipMOS Techinologies, Inc.	50,000	48,931
	Chong Hong Construction Co., Ltd.	31,000	85,847
	Chun YU Works & Co., Ltd.	3,000	1,943
	Chun Yuan Steel Industry Co., Ltd.	34,000	11,301
	Chung Hsin Electric & Machinery Manufacturing Corp.	42,000	37,501
	Chung Hung Steel Corp.	161,000	49,200
	Chung Hwa Pulp Corp.	48,000	13,720
	Clevo Co.	74,000	83,989
*	CMC Magnetics Corp.	169,869	45,451
	Compal Electronics, Inc.	690,000	415,492
*	Concord Securities Co., Ltd.	57,680	13,944
	Continental Holdings Corp.	60,000	25,149
	Coretronic Corp.	66,000	79,155
	CTCI Corp.	46,000	57,335
	CyberTAN Technology, Inc.	61,000	30,945
	DA CIN Construction Co., Ltd.	60,000	42,252
	Darfon Electronics Corp.	37,000	46,390
	Darwin Precisions Corp.	76,000	36,314
	Depo Auto Parts Ind Co., Ltd.	7,000	13,189
	Dimerco Express Corp.	13,000	11,522
	D-Link Corp.	112,000	50,665
	Dynapack International Technology Corp.	25,000	54,597
	E Ink Holdings, Inc.	134,000	130,378
	Eastern Media International Corp.	71,000	24,447
	Edom Technology Co., Ltd.	19,000	10,376
	Elite Semiconductor Memory Technology, Inc.	56,000	62,542
*	Elitegroup Computer Systems Co., Ltd.	25,000	10,082
	Epistar Corp.	178,000	198,690
	Eternal Materials Co., Ltd.	135,000	120,070
	Eva Airways Corp.	388,041	156,017
*	Everest Textile Co., Ltd.	42,840	11,891
	Evergreen International Storage & Transport Corp.	87,000	39,570
*	Evergreen Marine Corp. Taiwan, Ltd.	389,676	149,868
	Everlight Chemical Industrial Corp.	50,000	25,039
	Everlight Electronics Co., Ltd.	73,000	90,621
	Excelsior Medical Co., Ltd.	12,912	22,532
	Far Eastern Department Stores, Ltd.	166,000	134,567
	Far Eastern International Bank	417,785	163,873
	Farglory F T Z Investment Holding Co., Ltd.	12,000	9,591
	Farglory Land Development Co., Ltd.	52,000	69,133
*	Federal Corp.	42,000	16,305
	Feng Hsin Steel Co., Ltd.	38,000	66,551
	First Insurance Co., Ltd. (The)	27,000	12,725
	First Steamship Co., Ltd.	89,000	28,118
	FLEXium Interconnect, Inc.	51,000	175,918
	FocalTech Systems Co., Ltd.	63,000	52,330
	Formosa Advanced Technologies Co., Ltd.	12,000	14,660
	Formosa Laboratories, Inc.	10,000	13,786
	Formosa Taffeta Co., Ltd.	139,000	154,643
	Formosan Rubber Group, Inc.	33,000	20,648
	Formosan Union Chemical	30,400	13,059
	Foxconn Technology Co., Ltd.	144,000	285,795

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	FSP Technology, Inc.	18,000	$12,513
	Fulltech Fiber Glass Corp.	62,620	23,196
	G Shank Enterprise Co., Ltd.	14,000	10,359
	GCS Holdings, Inc.	8,000	16,213
*	Gemtek Technology Corp.	51,000	39,608
	General Interface Solution Holding, Ltd.	40,000	131,393
	Gigabyte Technology Co., Ltd.	82,000	137,312
*	Gigastorage Corp.	30,971	12,033
	Ginko International Co., Ltd.	6,000	36,444
	Global Brands Manufacture, Ltd.	31,000	14,801
	Globe Union Industrial Corp.	44,000	24,742
	Gloria Material Technology Corp.	63,000	36,297
*	Gold Circuit Electronics, Ltd.	66,000	32,830
	Goldsun Building Materials Co., Ltd.	141,000	68,373
*	Grand Pacific Petrochemical	157,000	87,888
	Great China Metal Industry	26,000	20,714
	Great Wall Enterprise Co., Ltd.	80,000	108,985
	Greatek Electronics, Inc.	44,000	67,919
	GTM Holdings Corp.	24,000	17,831
	Hannstar Board Corp.	70,376	86,317
	HannStar Display Corp.	420,000	103,273
*	HannsTouch Solution, Inc.	130,194	53,355
	Hey Song Corp.	33,000	35,894
	Highwealth Construction Corp.	95,000	141,888
	Hiroca Holdings, Ltd.	10,000	20,325
	Hitron Technology, Inc.	13,000	9,026
	Ho Tung Chemical Corp.	176,000	46,130
	Hong Pu Real Estate Development Co., Ltd.	35,000	26,093
	Hsin Kuang Steel Co., Ltd.	43,000	44,809
	Hsing TA Cement Co.	29,000	17,865
	Hu Lane Associate, Inc.	9,000	27,670
*	HUA ENG Wire & Cable Co., Ltd.	37,000	11,373
	Huaku Development Co., Ltd.	37,000	109,288
	Huang Hsiang Construction Corp.	15,000	17,903
	Hung Ching Development & Construction Co., Ltd.	13,000	8,902
	Hung Sheng Construction, Ltd.	77,600	58,571
*	Hwa Fong Rubber Industrial Co., Ltd.	26,000	9,396
	Ibase Technology, Inc.	18,000	24,991
	IBF Financial Holdings Co., Ltd.	397,940	154,387
	Ichia Technologies, Inc.	27,000	14,052
	IEI Integration Corp.	18,600	30,805
	Infortrend Technology, Inc.	21,000	8,929
	Innolux Corp.	1,369,000	393,570
	International CSRC Investment Holdings Co.	135,600	136,215
	Inventec Corp.	361,000	271,769
	I-Sheng Electric Wire & Cable Co., Ltd.	9,000	13,310
	ITE Technology, Inc.	13,000	17,355
	Jarllytec Co., Ltd.	10,000	26,395
	Jess-Link Products Co., Ltd.	13,000	12,829
	Jih Sun Financial Holdings Co., Ltd.	292,362	96,313
	K Laser Technology, Inc.	27,000	14,602
	KEE TAI Properties Co., Ltd.	49,000	19,301
	Kenda Rubber Industrial Co., Ltd.	55,000	52,489
	Kenmec Mechanical Engineering Co., Ltd.	62,000	31,875
	Kindom Development Co., Ltd.	54,000	50,268
	King Yuan Electronics Co., Ltd.	180,000	191,333
	King's Town Bank Co., Ltd.	139,000	157,316
	Kinpo Electronics	205,000	94,893
	Kinsus Interconnect Technology Corp.	45,000	69,153

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	KS Terminals, Inc.	11,000	$16,192
	Kuo Toong International Co., Ltd.	29,399	17,184
	Kuoyang Construction Co., Ltd.	32,000	20,458
	Kwong Lung Enterprise Co., Ltd.	8,000	11,733
	L&K Engineering Co., Ltd.	10,000	9,933
	Lealea Enterprise Co., Ltd.	108,000	31,932
	Lelon Electronics Corp.	8,000	10,008
	Lextar Electronics Corp.	69,000	37,813
	Li Peng Enterprise Co., Ltd.	119,000	26,241
	Lien Hwa Industrial Holdings Corp.	73,000	90,971
	Lingsen Precision Industries, Ltd.	39,000	13,949
	Lite-On Semiconductor Corp.	38,000	51,252
	Lite-On Technology Corp.	333,000	515,885
	Long Bon International Co., Ltd.	44,000	20,256
	Longchen Paper & Packaging Co., Ltd.	131,350	59,355
	Lumax International Corp., Ltd.	9,000	22,456
	Lung Yen Life Service Corp.	21,000	42,734
	Mercuries & Associates Holding, Ltd.	52,000	38,758
*	Mercuries Life Insurance Co., Ltd.	189,113	77,577
*	Microbio Co., Ltd.	59,000	27,113
	Mitac Holdings Corp.	141,450	134,605
*	Motech Industries, Inc.	81,000	19,391
	MPI Corp.	7,000	16,899
	Nan Ya Printed Circuit Board Corp.	44,000	62,225
	Nantex Industry Co., Ltd.	24,000	23,904
	Nexcom International Co., Ltd.	16,000	13,144
	Nien Hsing Textile Co., Ltd.	13,000	8,812
*	O-Bank Co., Ltd.	151,000	38,086
	OptoTech Corp.	60,350	43,942
*	Orient Semiconductor Electronics, Ltd.	82,709	35,355
	Oriental Union Chemical Corp.	94,000	61,018
	O-TA Precision Industry Co., Ltd.	18,000	25,242
	Pacific Construction Co.	32,000	10,893
	Pan Jit International, Inc.	38,700	30,340
	Pan-International Industrial Corp.	61,000	40,396
*	Phihong Technology Co., Ltd.	32,000	9,201
	Plastron Precision Co., Ltd.	17,000	10,515
	Pou Chen Corp.	296,000	341,880
	Powertech Technology, Inc.	113,000	400,358
	President Securities Corp.	103,000	47,950
	Prince Housing & Development Corp.	34,000	12,176
	Promate Electronic Co., Ltd.	18,000	20,349
	Qisda Corp.	248,000	164,519
	Quanta Storage, Inc.	29,000	31,258
	Radium Life Tech Co., Ltd.	169,320	57,026
	Rechi Precision Co., Ltd.	31,000	22,457
	Rich Development Co., Ltd.	50,000	16,483
*	Ritek Corp.	158,000	30,370
*	Roo Hsing Co., Ltd.	117,000	39,864
	Ruentex Development Co., Ltd.	89,000	124,328
	Ruentex Industries, Ltd.	51,000	114,014
	Sampo Corp.	43,200	28,205
	San Fang Chemical Industry Co., Ltd.	20,000	14,726
	San Far Property, Ltd.	23,540	20,103
	Sanyang Motor Co., Ltd.	100,000	67,139
	Senao International Co., Ltd.	10,000	10,520
	Sesoda Corp.	16,800	13,747
	Shihlin Electric & Engineering Corp.	30,000	44,688
	Shin Kong Financial Holding Co., Ltd.	363,425	117,539

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shin Zu Shing Co., Ltd.	22,000	$106,266
*	Shining Building Business Co., Ltd.	68,330	22,044
	Shinkong Insurance Co., Ltd.	23,000	29,614
	Shinkong Synthetic Fibers Corp.	199,000	75,939
	Sigurd Microelectronics Corp.	55,726	62,796
*	Silicon Integrated Systems Corp.	82,000	19,885
	Sincere Navigation Corp.	48,410	23,432
	Sinher Technology, Inc.	8,000	11,034
	Sino-American Silicon Products, Inc.	25,000	79,869
	Sinon Corp.	56,000	35,340
	Sinphar Pharmaceutical Co., Ltd.	20,000	15,418
	Sirtec International Co., Ltd.	16,000	14,836
	Siward Crystal Technology Co., Ltd.	28,000	17,274
	Soft-World International Corp.	5,000	13,331
*	Solar Applied Materials Technology Co.	54,000	38,168
	Standard Chemical & Pharmaceutical Co., Ltd.	11,000	12,695
	Sunplus Technology Co., Ltd.	78,000	30,816
	Sunspring Metal Corp.	12,000	10,183
	Supreme Electronics Co., Ltd.	63,000	67,682
	Swancor Holding Co., Ltd.	7,000	17,900
	Sweeten Real Estate Development Co., Ltd.	15,400	11,050
	Syncmold Enterprise Corp.	17,000	49,628
	Synnex Technology International Corp.	216,000	266,560
	Sysage Technology Co., Ltd.	19,000	20,595
	Systex Corp.	29,000	77,513
	TA Chen Stainless Pipe	120,000	119,380
	Ta Ya Electric Wire & Cable	115,440	42,684
	TA-I Technology Co., Ltd.	12,000	24,759
	Taichung Commercial Bank Co., Ltd.	379,772	152,313
	Taiflex Scientific Co., Ltd.	39,000	57,058
	Tainan Enterprises Co., Ltd.	18,000	15,003
	Tainan Spinning Co., Ltd.	132,000	44,364
	Taiwan Business Bank	810,600	329,229
	Taiwan Chinsan Electronic Industrial Co., Ltd.	13,000	13,798
	Taiwan Cogeneration Corp.	29,000	31,033
	Taiwan Fertilizer Co., Ltd.	122,000	192,262
	Taiwan Fire & Marine Insurance Co., Ltd.	34,000	23,423
	Taiwan FU Hsing Industrial Co., Ltd.	9,000	12,550
	Taiwan Glass Industry Corp.	153,000	52,337
	Taiwan Hon Chuan Enterprise Co., Ltd.	46,000	91,418
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	20,000	12,509
*	Taiwan Land Development Corp.	124,000	32,112
	Taiwan Navigation Co., Ltd.	33,000	18,027
	Taiwan PCB Techvest Co., Ltd.	53,000	57,608
	Taiwan Pulp & Paper Corp.	22,000	14,553
	Taiwan Shin Kong Security Co., Ltd.	30,000	36,785
	Taiwan Styrene Monomer	64,000	40,719
	Taiwan TEA Corp.	120,000	62,730
	Taiyen Biotech Co., Ltd.	15,000	15,731
	Teco Electric and Machinery Co., Ltd.	305,000	271,082
	Test-Rite International Co., Ltd.	18,000	12,210
	Thinking Electronic Industrial Co., Ltd.	7,000	20,211
	Thye Ming Industrial Co., Ltd.	15,000	15,433
	Ton Yi Industrial Corp.	154,000	55,373
	Tong Yang Industry Co., Ltd.	60,000	84,062
	Tong-Tai Machine & Tool Co., Ltd.	18,000	9,627
	TOPBI International Holdings, Ltd.	8,042	21,956
	Topco Scientific Co., Ltd.	10,000	35,449
*	TPK Holding Co., Ltd.	55,000	85,305

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Transcend Information, Inc.	32,000	$85,381
	Tripod Technology Corp.	57,000	209,149
	TSRC Corp.	73,000	55,400
	Tung Ho Steel Enterprise Corp.	127,000	94,489
	TXC Corp.	60,000	85,879
	TYC Brother Industrial Co., Ltd.	38,000	32,295
*	Tycoons Group Enterprise	88,000	14,389
	Tyntek Corp.	60,000	26,005
	U-Ming Marine Transport Corp.	71,000	71,797
	Unimicron Technology Corp.	207,000	257,501
*	Union Bank Of Taiwan	149,800	57,123
	Unitech Printed Circuit Board Corp.	41,000	39,667
	United Orthopedic Corp.	10,000	13,178
*	United Renewable Energy Co., Ltd.	306,303	73,303
*	Unity Opto Technology Co., Ltd.	46,000	9,391
	Universal Cement Corp.	19,000	11,543
*	Unizyx Holding Corp.	50,000	27,971
	UPC Technology Corp.	149,316	50,005
	USI Corp.	102,000	42,147
	Wah Lee Industrial Corp.	14,000	25,670
	Walsin Lihwa Corp.	405,000	196,993
	Walton Advanced Engineering, Inc.	49,000	17,803
	Wan Hai Lines, Ltd.	101,000	56,332
	Wei Chuan Foods Corp.	36,000	25,934
	Weikeng Industrial Co., Ltd.	69,946	40,075
	Well Shin Technology Co., Ltd.	9,000	14,364
	Weltrend Semiconductor	18,000	13,886
	Winbond Electronics Corp.	479,000	263,992
	Wisdom Marine Lines Co., Ltd.	56,000	52,080
	Wistron Corp.	452,000	402,823
	Wistron NeWeb Corp.	8,000	18,497
	Wowprime Corp.	12,000	27,847
	WPG Holdings, Ltd.	243,000	304,639
	WT Microelectronics Co., Ltd.	90,000	113,838
	WUS Printed Circuit Co., Ltd.	31,500	29,698
	Xxentria Technology Materials Corp.	18,000	36,462
*	Yang Ming Marine Transport Corp.	204,000	45,427
	YC INOX Co., Ltd.	51,000	42,919
	Yea Shin International Development Co., Ltd.	36,000	20,031
	Yem Chio Co., Ltd.	56,700	20,900
*	Yeong Guan Energy Technology Group Co., Ltd.	15,000	28,308
	YFY, Inc.	172,000	74,244
	Yi Jinn Industrial Co., Ltd.	23,000	10,381
	Yieh Phui Enterprise Co., Ltd.	192,780	57,987
	Youngtek Electronics Corp.	21,000	32,828
	Yulon Motor Co., Ltd.	167,000	98,010
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	5,000	11,587
	Yungshin Construction & Development Co., Ltd.	11,000	12,464
	Zeng Hsing Industrial Co., Ltd.	3,000	12,733
	Zenitron Corp.	27,000	18,281
	Zhen Ding Technology Holding, Ltd.	66,000	255,264
	Zig Sheng Industrial Co., Ltd.	34,000	8,265
	Zinwell Corp.	56,000	34,326
	ZongTai Real Estate Development Co., Ltd.	27,000	27,383
TOTAL TAIWAN			20,766,711
THAILAND — (3.6%)
	AAPICO Hitech PCL	39,100	17,185
	Advanced Information Technology PCL, Class F	26,600	14,849

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	AJ Plast PCL	14,600	$3,864
	Alucon PCL	2,100	10,106
	Amarin Printing & Publishing PCL	100	13
	Amata Corp. PCL	91,300	47,744
	Ananda Development PCL	309,500	20,455
	AP Thailand PCL	293,300	64,927
*	Asia Aviation PCL	230,800	12,884
	Asia Plus Group Holdings PCL	195,300	10,526
	Asia Sermkij Leasing PCL	24,700	20,405
	Bangchak Corp. PCL	95,800	76,837
	Bangkok Airways PCL	83,900	15,881
	Bangkok Insurance PCL	5,200	48,046
	Bangkok Land PCL	1,828,300	69,800
	Bangkok Life Assurance PCL	79,400	49,163
	Banpu PCL	501,400	162,468
*	BEC World PCL	210,100	35,724
	Cal-Comp Electronics Thailand PCL, Class F	528,800	30,028
	CH Karnchang PCL	151,400	96,659
	Charoong Thai Wire & Cable PCL, Class F	40,000	6,416
*	CIMB Thai Bank PCL	1,732,800	35,023
	COL PCL	16,300	8,733
	Delta Electronics Thailand PCL	25,700	45,554
	Dhipaya Insurance PCL	56,600	44,125
	Eastern Polymer Group PCL, Class F	97,400	17,655
	Eastern Printing PCL	112,400	12,765
	Eastern Water Resources Development and Management PCL, Class F	91,200	33,648
	Esso Thailand PCL	190,000	41,145
	GFPT PCL	94,100	37,435
	Global Green Chemicals PCL, Class F	42,800	15,791
	Grande Asset Hotels & Property PCL	201,900	4,469
*	Group Lease PCL	152,300	20,033
	Haad Thip PCL	19,500	14,139
	Hana Microelectronics PCL	102,200	115,577
	ICC International PCL	9,300	11,562
	Ichitan Group PCL	161,200	25,755
	IRPC PCL	1,479,100	136,664
	Italian-Thai Development PCL	362,300	16,854
	Kaset Thai International Sugar Corp. PCL	76,300	9,987
	KCE Electronics PCL	85,300	51,175
	KGI Securities Thailand PCL	205,600	30,342
	Khon Kaen Sugar Industry PCL	125,300	9,567
	Kiatnakin Bank PCL	33,100	72,476
	Lalin Property PCL	79,100	12,942
	Lam Soon Thailand PCL	66,900	10,603
	LH Financial Group PCL	591,900	25,826
*	Loxley PCL	304,700	12,024
	LPN Development PCL	181,500	28,299
	MBK PCL	137,900	88,040
	MC Group PCL	58,600	18,424
*	MCOT PCL	37,100	11,010
	MCS Steel PCL	39,600	12,577
	Minor International PCL	77,900	76,850
	Noble Development PCL	34,200	17,885
	Origin Property PCL, Class F	71,000	14,920
	PCS Machine Group Holding PCL	97,700	17,553
	Platinum Group PCL (The), Class F	104,400	13,130
	Polyplex Thailand PCL	55,700	24,124
	Power Solution Technologies PCL	439,400	10,150
*	Precious Shipping PCL	146,100	26,951

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Property Perfect PCL	786,100	$19,924
	Pruksa Holding PCL	61,400	27,775
	Quality Houses PCL	1,315,800	104,690
	Rojana Industrial Park PCL	217,500	35,587
	Saha Pathanapibul PCL	16,100	27,117
	Saha-Union PCL	21,500	29,315
	Samart Corp. PCL	89,100	21,439
	Samart Telcoms PCL	55,400	12,708
	Sansiri PCL	1,743,700	55,942
	SC Asset Corp. PCL	297,500	21,189
*	SCG Ceramics PCL	105,700	4,510
	Siam City Cement PCL	12,989	77,926
	Siam Future Development PCL	205,140	35,210
	Siamgas & Petrochemicals PCL	137,400	36,146
	Singha Estate PCL	555,700	40,291
	Sino-Thai Engineering & Construction PCL	103,100	49,946
	Somboon Advance Technology PCL	53,100	21,635
	SPCG PCL	74,000	47,482
	Sri Trang Agro-Industry PCL	111,500	46,503
	Star Petroleum Refining PCL	215,300	58,712
	STP & I PCL	174,900	33,106
	Supalai PCL	203,000	105,505
	Super Energy Corp. PCL	2,236,200	36,588
	Syntec Construction PCL	124,600	7,675
*	Tata Steel Thailand PCL	654,300	8,397
*	Thai Airways International PCL	121,900	22,487
	Thai Central Chemical PCL	47,100	30,524
	Thai Oil PCL	125,700	209,702
	Thai Rayon PCL	1,800	1,516
	Thai Reinsurance PCL	381,800	7,349
	Thai Stanley Electric PCL	7,600	40,109
	Thai Union Group PCL, Class F	338,700	166,253
*	Thaicom PCL	118,200	14,334
	Thaifoods Group PCL	145,600	21,114
	Thanachart Capital PCL	55,100	91,922
	Thitikorn PCL	28,100	8,339
	Thoresen Thai Agencies PCL	239,200	27,934
	TIPCO Foods PCL	67,900	15,466
	Tisco Financial Group PCL	29,100	96,160
	TKS Technologies PCL	47,500	9,524
	TMB Bank PCL	3,149,813	142,484
	TMT Steel PCL	57,900	7,282
	TPI Polene PCL	908,800	45,775
	TPI Polene Power PCL	430,300	59,361
	True Corp. PCL	1,171,400	141,305
*	U City PCL, Class F	274,500	13,298
	Unique Engineering & Construction PCL	70,300	16,126
	Univentures PCL	109,300	16,271
	Vanachai Group PCL	145,200	17,329
	Vinythai PCL	48,600	37,577
	WHA Corp. PCL	857,600	87,493
	Workpoint Entertainment PCL	22,300	9,014
TOTAL THAILAND			4,367,128
TURKEY — (1.0%)
*	Aksa Enerji Uretim A.S.	34,262	23,335
*	Albaraka Turk Katilim Bankasi A.S.	65,901	18,600
	Anadolu Cam Sanayii A.S.	36,374	28,766
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	26,267	108,524

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Arcelik A.S.	20,296	$70,748
*	Bera Holding A.S.	69,189	51,002
*	Cimsa Cimento Sanayi VE Ticaret A.S.	9,985	16,441
	Coca-Cola Icecek A.S.	9,595	74,266
	Dogan Sirketler Grubu Holding A.S.	156,631	53,304
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	22,452	15,665
*	Global Yatirim Holding A.S.	33,214	26,938
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	35,285	28,927
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	119,106	55,971
	Kordsa Teknik Tekstil A.S.	8,668	20,382
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	23,854	42,176
	Nuh Cimento Sanayi A.S.	7,715	15,072
*	Pegasus Hava Tasimaciligi A.S.	3,703	42,351
*	Sekerbank Turk AS	54,024	12,559
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	15,820	18,877
	Soda Sanayii A.S.	31,835	35,415
	TAV Havalimanlari Holding A.S.	12,096	55,025
	Trakya Cam Sanayii A.S.	57,318	38,565
*	Turkiye Halk Bankasi A.S.	91,284	105,486
*	Turkiye Sinai Kalkinma Bankasi A.S.	242,256	55,401
	Turkiye Sise ve Cam Fabrikalari A.S.	42,128	39,103
*	Turkiye Vakiflar Bankasi TAO, Class D	109,616	120,861
*	Vestel Elektronik Sanayi ve Ticaret A.S.	15,167	35,180
TOTAL TURKEY			1,208,940
TOTAL COMMON STOCKS			117,366,570
PREFERRED STOCKS — (1.3%)
BRAZIL — (1.2%)
	Banco ABC Brasil S.A.	14,860	75,330
	Banco do Estado do Rio Grande do Sul SA, Class B	37,000	173,570
	Banco Pan SA	30,235	68,623
	Braskem SA, Class A	6,400	47,149
	Cia Brasileira de Distribuicao	11,367	225,822
	Cia Ferro Ligas da Bahia - FERBASA	9,800	44,622
	Eucatex SA Industria e Comercio	6,900	12,052
	Gerdau SA	82,300	385,307
	Marcopolo SA	90,694	102,498
	Randon SA Implementos e Participacoes	34,900	110,830
	Unipar Carbocloro SA	7,593	57,977
	Usinas Siderurgicas de Minas Gerais SA, Class A	64,200	144,362
TOTAL BRAZIL			1,448,142
COLOMBIA — (0.1%)
	Avianca Holdings SA	68,868	40,576
TOTAL PREFERRED STOCKS			1,488,718
RIGHTS/WARRANTS — (0.0%)
SOUTH AFRICA — (0.0%)
*	Brait SE Rights 02/14/2020	50,350	5,267

Emerging Markets Targeted Value Portfolio
CONTINUED
	Shares	Value»

THAILAND — (0.0%)
* Property Perfect Rights 09/30/19	98,263	$0
TOTAL RIGHTS/WARRANTS		5,267
TOTAL INVESTMENT SECURITIES (Cost $121,769,398)		118,860,555

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	76,093	880,544
TOTAL INVESTMENTS — (100.0%)
(Cost $122,649,895)^^			$119,741,099
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$82,133	—	$82,133
Brazil	$11,490,635	—	—	11,490,635
Chile	8,652	692,359	—	701,011
China	1,516,901	22,767,432	—	24,284,333
Colombia	467,678	—	—	467,678
Greece	—	424,091	—	424,091
India	—	15,713,038	—	15,713,038
Indonesia	—	2,856,406	—	2,856,406
Malaysia	—	3,489,581	—	3,489,581
Mexico	3,767,421	—	—	3,767,421
Philippines	—	1,319,292	—	1,319,292
Poland	—	1,075,366	—	1,075,366
Russia	1,017,944	154,025	—	1,171,969
South Africa	969,203	6,946,885	—	7,916,088
South Korea	22,405	16,242,344	—	16,264,749
Taiwan	—	20,766,711	—	20,766,711
Thailand	4,367,128	—	—	4,367,128
Turkey	—	1,208,940	—	1,208,940
Preferred Stocks
Brazil	1,448,142	—	—	1,448,142
Colombia	40,576	—	—	40,576
Rights/Warrants
South Africa	—	5,267	—	5,267
Securities Lending Collateral	—	880,544	—	880,544
TOTAL	$25,116,685	$94,624,414	—	$119,741,099

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (6.8%)
	Federal Farm Credit Bank
	2.630%, 08/03/26		1,000	$1,064,161
	Federal Home Loan Bank
	3.125%, 09/12/25		3,000	3,265,966
	3.250%, 06/09/28		4,400	4,912,075
	3.250%, 11/16/28		500	563,824
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,200	3,175,377
	6.750%, 03/15/31		1,200	1,796,507
	6.250%, 07/15/32		900	1,342,647
	Federal National Mortgage Association
	2.000%, 10/05/22		2,000	2,034,607
	6.250%, 05/15/29		5,500	7,636,483
	6.625%, 11/15/30		500	735,291
	TOTAL AGENCY OBLIGATIONS			26,526,938
BONDS — (90.5%)
AUSTRALIA — (4.9%)
	Australia & New Zealand Banking Group, Ltd.
	0.750%, 09/29/26	EUR	300	348,633
	Commonwealth Bank of Australia
	1.125%, 01/18/28	EUR	1,000	1,198,031
	National Australia Bank, Ltd.
	1.375%, 08/30/28	EUR	1,800	2,190,289
	Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	6,000	4,084,578
	Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	115	139,160
	Treasury Corp. of Victoria
	2.250%, 11/20/34	AUD	14,000	9,961,294
	Westpac Banking Corp.
	2.125%, 05/02/25	GBP	700	967,792
	TOTAL AUSTRALIA			18,889,777
AUSTRIA — (0.9%)
	Oesterreichische Kontrollbank AG
	0.250%, 09/26/24	EUR	1,300	1,484,008
	Republic of Austria Government Bond
Ω	0.750%, 10/20/26	EUR	1,600	1,916,069
	TOTAL AUSTRIA			3,400,077
			Face Amount^	Value†
			(000)

BELGIUM — (2.0%)
	Anheuser-Busch InBev SA
	2.250%, 05/24/29	GBP	1,450	$2,025,101
	Dexia Credit Local SA
	1.000%, 10/18/27	EUR	1,250	1,505,188
	Kingdom of Belgium Government Bond
	5.500%, 03/28/28	EUR	1,700	2,789,490
Ω	1.000%, 06/22/31	EUR	500	621,525
	1.250%, 04/22/33	EUR	600	772,497
	TOTAL BELGIUM			7,713,801
CANADA — (9.8%)
	Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	800	949,925
	Bank of Montreal
	1.900%, 08/27/21		2,000	2,009,425
	Bank of Nova Scotia (The)
	2.620%, 12/02/26	CAD	4,000	3,150,763
	Brookfield Finance, Inc.
	4.850%, 03/29/29		800	953,009
	Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	1,000	808,599
	CPPIB Capital, Inc.
	2.000%, 11/01/29		1,000	1,020,216
	1.500%, 03/04/33	EUR	1,850	2,403,734
	Province of Alberta Canada
	3.300%, 03/15/28		4,500	5,025,111
	3.900%, 12/01/33	CAD	1,500	1,360,416
	Province of British Columbia Canada
	2.550%, 06/18/27	CAD	1,000	794,182
	Province of Manitoba Canada
	3.250%, 09/05/29	CAD	800	668,236
	Province of Ontario Canada
	2.600%, 09/08/23	CAD	2,500	1,951,262
	6.500%, 03/08/29	CAD	1,500	1,560,639
	2.000%, 10/02/29		500	509,881
	6.200%, 06/02/31	CAD	1,500	1,615,215
	5.850%, 03/08/33	CAD	1,800	1,947,153
	Province of Quebec Canada
	2.750%, 04/12/27		4,000	4,296,911
	0.000%, 10/15/29	EUR	1,000	1,103,615
	Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	3,000	3,271,052
	Thomson Reuters Corp.
	3.350%, 05/15/26		500	530,321

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	Toronto-Dominion Bank (The)
	0.625%, 07/20/23	EUR	1,700	$1,936,229
	TOTAL CANADA			37,865,894
DENMARK — (1.4%)
	Danske Bank A.S.
Ω	4.375%, 06/12/28		1,000	1,100,197
	Denmark Government Bond
	0.500%, 11/15/27	DKK	11,000	1,766,952
Ω	0.500%, 11/15/29	DKK	4,000	649,009
	Kommunekredit
	0.750%, 05/18/27	EUR	1,700	2,016,799
	TOTAL DENMARK			5,532,957
FINLAND — (1.7%)
	Finland Government Bond
Ω	1.125%, 04/15/34	EUR	600	773,307
	Municipality Finance P.L.C.
	1.250%, 12/07/22	GBP	3,000	4,009,038
	1.250%, 02/23/33	EUR	800	1,025,826
	Nordea Bank Abp
	0.875%, 06/26/23	EUR	800	911,878
	TOTAL FINLAND			6,720,049
FRANCE — (6.2%)
	Agence Francaise de Developpement
	1.375%, 07/05/32	EUR	600	759,976
	BNP Paribas SA
	1.625%, 02/23/26	EUR	800	971,490
	BPCE SA
	0.875%, 01/31/24	EUR	700	797,676
	Credit Agricole SA
	2.375%, 05/20/24	EUR	800	979,158
	French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	3,900	5,047,963
	Orange SA
	8.125%, 01/28/33	EUR	500	1,045,052
	Pernod Ricard SA
	1.500%, 05/18/26	EUR	600	724,475
	Sanofi
	3.625%, 06/19/28		2,000	2,265,508
	SNCF Reseau EPIC
	5.250%, 12/07/28	GBP	1,000	1,782,088
	5.000%, 10/10/33	EUR	3,000	5,399,463
	Societe Generale SA
	1.375%, 01/13/28	EUR	900	1,056,117
	Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	1,600	2,723,399
	Unedic Asseo
	1.250%, 05/25/33	EUR	500	636,265
	TOTAL FRANCE			24,188,630
		Face Amount^	Value†
		(000)

GERMANY — (5.7%)
BMW Finance NV
1.500%, 02/06/29	EUR	1,400	$1,697,207
BMW US Capital LLC
1.000%, 04/20/27	EUR	900	1,055,712
Bundesrepublik Deutschland Bundesanleihe
0.500%, 02/15/28	EUR	2,000	2,411,539
Daimler AG
1.375%, 05/11/28	EUR	900	1,074,215
1.125%, 08/08/34	EUR	500	547,005
Deutsche Bahn Finance GMBH
1.125%, 12/18/28	EUR	1,000	1,220,068
2.750%, 03/19/29	EUR	107	147,599
Deutsche Telekom International Finance B.V.
2.000%, 12/01/29	EUR	500	631,736
Deutsche Telekom International Finance BV
1.375%, 01/30/27	EUR	800	957,243
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	298,000	3,151,087
5.750%, 06/07/32	GBP	1,000	2,065,082
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r) 2.067%, 09/27/21		1,000	1,001,370
Landwirtschaftliche Rentenbank
2.000%, 01/13/25		800	822,440
NRW Bank
0.750%, 06/30/28	EUR	1,000	1,196,055
Siemens Financieringsmaatschappij NV
1.000%, 09/06/27	EUR	800	955,238
State of North Rhine-Westphalia Germany
0.950%, 03/13/28	EUR	2,500	3,036,162
TOTAL GERMANY			21,969,758
IRELAND — (0.4%)
Ireland Government Bond
1.000%, 05/15/26	EUR	400	481,100
0.900%, 05/15/28	EUR	700	848,417
TOTAL IRELAND			1,329,517
ITALY — (0.2%)
Intesa Sanpaolo SpA
1.750%, 07/04/29	EUR	800	936,961
JAPAN — (2.8%)
Honda Canada Finance, Inc.
3.444%, 05/23/25	CAD	500	401,152

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	Japan Government Twenty Year Bond
	1.800%, 09/20/31	JPY	235,000	$2,624,418
	1.500%, 03/20/34	JPY	80,000	885,187
	Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		1,000	1,090,261
	3.741%, 03/07/29		1,000	1,109,489
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	618,437
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		1,000	1,090,662
	Toyota Credit Canada, Inc.
	2.700%, 01/25/23	CAD	4,000	3,085,416
	TOTAL JAPAN			10,905,022
NETHERLANDS — (4.3%)
	ABN AMRO Bank NV
	1.000%, 04/16/25	EUR	800	932,498
	Allianz Finance II BV
	1.500%, 01/15/30	EUR	1,400	1,746,508
	BNG Bank NV
	1.000%, 01/12/26	EUR	1,600	1,911,565
	5.200%, 12/07/28	GBP	1,500	2,696,379
	3.300%, 04/26/29	AUD	3,000	2,313,225
	Cooperatieve Rabobank UA
	1.375%, 02/03/27	EUR	600	727,678
	Heineken NV
	1.375%, 01/29/27	EUR	1,000	1,204,980
	ING Groep NV
	1.375%, 01/11/28	EUR	900	1,077,966
	Koninklijke KPN NV
	5.000%, 11/18/26	GBP	500	775,153
	Koninklijke Philips NV
	1.375%, 05/02/28	EUR	800	972,174
	Nederlandse Waterschapsbank NV
	1.000%, 03/01/28	EUR	1,000	1,216,190
	Netherlands Government Bond
Ω	0.750%, 07/15/27	EUR	1,000	1,209,931
	TOTAL NETHERLANDS			16,784,247
NORWAY — (0.5%)
	Kommunalbanken A.S.
	0.625%, 04/20/26	EUR	1,700	1,985,162
SINGAPORE — (0.1%)
	Temasek Financial I, Ltd.
	2.375%, 01/23/23	USD	320	326,796
SPAIN — (0.6%)
	Banco Santander SA
	1.375%, 12/14/22	EUR	800	925,347
		Face Amount^	Value†
		(000)

SPAIN — (Continued)
Santander UK Group Holdings P.L.C.
3.625%, 01/14/26	GBP	400	$581,606
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	600	963,701
TOTAL SPAIN			2,470,654
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.7%)
African Development Bank
0.500%, 03/21/29	EUR	1,000	1,174,046
Asian Development Bank
2.350%, 06/21/27	JPY	780,000	8,613,193
Council Of Europe Development Bank
0.625%, 01/30/29	EUR	800	953,243
European Bank for Reconstruction & Development
5.625%, 12/07/28	GBP	800	1,487,971
European Financial Stability Facility
0.625%, 10/16/26	EUR	1,700	2,006,328
European Investment Bank
2.150%, 01/18/27	JPY	530,800	5,751,949
4.500%, 06/07/29	GBP	1,200	2,104,707
European Stability Mechanism
1.200%, 05/23/33	EUR	600	772,173
European Union
1.250%, 04/04/33	EUR	500	644,635
International Bank for Reconstruction & Development
5.750%, 06/07/32	GBP	2,200	4,544,130
1.200%, 08/08/34	EUR	1,300	1,671,884
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			29,724,259
SWEDEN — (1.4%)
Kommuninvest I Sverige AB
0.750%, 02/22/23	SEK	5,000	528,443
Swedbank AB
0.400%, 08/29/23	EUR	1,000	1,125,876
Sweden Government Bond
2.250%, 06/01/32	SEK	29,500	3,855,448
TOTAL SWEDEN			5,509,767
SWITZERLAND — (0.5%)
Credit Suisse AG
1.500%, 04/10/26	EUR	800	962,957
UBS Group AG
1.250%, 09/01/26	EUR	800	941,767
TOTAL SWITZERLAND			1,904,724

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (5.3%)
AstraZeneca P.L.C.
5.750%, 11/13/31	GBP	500	$965,079
Barclays P.L.C.
4.375%, 01/12/26		1,000	1,101,394
3.250%, 01/17/33	GBP	400	569,178
British Telecommunications P.L.C.
3.125%, 11/21/31	GBP	1,200	1,738,626
Coca-Cola European Partners P.L.C.
2.625%, 11/06/23	EUR	300	365,184
Diageo Finance P.L.C.
1.500%, 10/22/27	EUR	500	612,567
GlaxoSmithKline Capital P.L.C.
1.000%, 09/12/26	EUR	800	944,054
Lloyds Banking Group P.L.C.
1.500%, 09/12/27	EUR	900	1,077,154
Mead Johnson Nutrition Co.
4.125%, 11/15/25		600	669,426
Nationwide Building Society
3.250%, 01/20/28	GBP	700	1,059,807
Royal Bank of Scotland Group P.L.C.
4.800%, 04/05/26		700	791,336
Unilever NV
1.125%, 02/12/27	EUR	400	479,824
1.375%, 07/31/29	EUR	700	866,663
United Kingdom Gilt
1.625%, 10/22/28	GBP	900	1,307,212
4.750%, 12/07/30	GBP	1,500	2,857,408
4.250%, 06/07/32	GBP	1,100	2,070,764
4.500%, 09/07/34	GBP	800	1,600,303
Vodafone Group P.L.C.
1.875%, 11/20/29	EUR	600	751,289
1.625%, 11/24/30	EUR	750	908,034
TOTAL UNITED KINGDOM			20,735,302
UNITED STATES — (34.1%)
Abbott Ireland Financing DAC
1.500%, 09/27/26	EUR	800	962,735
AbbVie, Inc.
4.250%, 11/14/28		600	673,582
Activision Blizzard, Inc.
3.400%, 06/15/27		1,000	1,069,909
Aetna, Inc.
3.500%, 11/15/24		693	736,775
Allergan Funding SCS
2.125%, 06/01/29	EUR	800	1,005,384
American Express Co.
3.000%, 10/30/24		1,000	1,049,994
American International Group, Inc.
1.875%, 06/21/27	EUR	800	964,614
American Water Capital Corp.
2.950%, 09/01/27		800	834,076
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Amgen, Inc.
	4.000%, 09/13/29	GBP	700	$1,105,646
	Amphenol Technologies Holding GmbH
	2.000%, 10/08/28	EUR	600	752,202
	Anthem, Inc.
	4.101%, 03/01/28		1,000	1,106,305
	Aon Corp.
	4.500%, 12/15/28		500	579,228
	3.750%, 05/02/29		500	551,304
	Aon P.L.C.
	2.875%, 05/14/26	EUR	500	633,639
	Apple, Inc.
	1.375%, 05/24/29	EUR	1,600	1,979,571
	3.050%, 07/31/29	GBP	1,300	2,023,992
	Applied Materials, Inc.
	3.300%, 04/01/27		1,000	1,080,920
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	1,053,256
	AT&T, Inc.
	3.825%, 11/25/20	CAD	1,200	920,012
	Autodesk, Inc.
	3.500%, 06/15/27		500	536,374
	Avnet, Inc.
	4.625%, 04/15/26		500	549,025
	AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27		800	879,609
	Bank of America Corp.
	7.000%, 07/31/28	GBP	600	1,127,855
	Baxter International, Inc.
	2.600%, 08/15/26		1,000	1,026,450
	1.300%, 05/15/29	EUR	500	590,996
	Best Buy Co., Inc.
	4.450%, 10/01/28		800	897,631
	Biogen, Inc.
	4.050%, 09/15/25		900	992,973
	BlackRock, Inc.
	1.250%, 05/06/25	EUR	600	711,376
	Booking Holdings, Inc.
	1.800%, 03/03/27	EUR	500	607,648
#	3.550%, 03/15/28		1,200	1,307,782
	Bristol-Myers Squibb Co.
	1.000%, 05/15/25	EUR	800	941,409
Ω	3.450%, 11/15/27		600	654,686
	Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	1,138,533
	Brown-Forman Corp.
	2.600%, 07/07/28	GBP	700	1,026,468
	CA, Inc.
	4.700%, 03/15/27		1,000	1,106,358
	Campbell Soup Co.
	4.150%, 03/15/28		600	664,591
	Capital One Financial Corp.
	3.750%, 03/09/27		600	649,621
	1.650%, 06/12/29	EUR	1,000	1,183,771
	Cardinal Health, Inc.
#	3.410%, 06/15/27		1,000	1,045,719

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	$960,668
	Cigna Corp.
Ω	3.400%, 03/01/27		1,000	1,060,677
	Citigroup, Inc.
	1.625%, 03/21/28	EUR	800	969,840
	Citizens Bank N.A.
	3.700%, 03/29/23		900	949,290
	CNA Financial Corp.
	3.950%, 05/15/24		900	969,790
	CNO Financial Group, Inc.
	5.250%, 05/30/29		2,000	2,255,000
	Coca Cola Co.
	1.875%, 09/22/26	EUR	600	747,126
	Colgate-Palmolive Co.
	0.500%, 03/06/26	EUR	600	689,287
	Comcast Corp.
	5.500%, 11/23/29	GBP	600	1,084,858
	Constellation Brands, Inc.
	3.600%, 02/15/28		500	539,751
	Costco Wholesale Corp.
	3.000%, 05/18/27		700	754,284
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		500	534,055
	Darden Restaurants, Inc.
	3.850%, 05/01/27		1,000	1,078,684
	DH Europe Finance SA
	1.200%, 06/30/27	EUR	800	948,876
	Discovery Communications LLC
	1.900%, 03/19/27	EUR	800	944,827
	Dollar General Corp.
	4.150%, 11/01/25		600	666,427
	Dollar Tree, Inc.
	3.700%, 05/15/23		1,000	1,054,663
	Dover Corp.
	3.150%, 11/15/25		1,000	1,058,846
	DXC Technology Co.
	2.750%, 01/15/25	GBP	500	667,938
	4.750%, 04/15/27		500	547,830
	E*TRADE Financial Corp.
	4.500%, 06/20/28		1,000	1,123,449
	Eaton Vance Corp.
	3.500%, 04/06/27		477	514,912
	eBay, Inc.
	3.600%, 06/05/27		200	212,604
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	100	115,556
	Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	591,800
	2.000%, 10/15/29	EUR	300	380,999
	FedEx Corp.
	1.625%, 01/11/27	EUR	700	828,455
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	1,200	1,427,789
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29		1,000	$1,045,496
GATX Corp.
3.500%, 03/15/28		600	628,759
General Dynamics Corp.
2.125%, 08/15/26		600	608,034
General Mills, Inc.
1.000%, 04/27/23	EUR	525	601,558
General Motors Financial Co., Inc.
3.250%, 01/05/23		1,000	1,031,783
Gilead Sciences, Inc.
3.650%, 03/01/26		600	651,940
Global Payments, Inc.
4.450%, 06/01/28		500	565,935
Goldman Sachs Group, Inc. (The)
7.125%, 08/07/25	GBP	600	1,022,746
Harley-Davidson, Inc.
3.500%, 07/28/25		1,000	1,058,013
Hewlett Packard Enterprise Co.
4.900%, 10/15/25		900	1,017,866
Honeywell International, Inc.
2.250%, 02/22/28	EUR	800	1,030,231
Hyatt Hotels Corp.
4.375%, 09/15/28		896	993,861
International Business Machines Corp.
1.750%, 03/07/28	EUR	800	995,474
Johnson & Johnson
2.900%, 01/15/28		500	533,167
JPMorgan Chase & Co.
3.625%, 05/13/24		378	405,020
3.500%, 12/18/26	GBP	400	606,736
Juniper Networks, Inc.
3.750%, 08/15/29		2,000	2,124,384
Kellogg Co.
1.250%, 03/10/25	EUR	800	937,782
Kraft Heinz Foods Co.
2.250%, 05/25/28	EUR	800	955,646
Kroger Co. (The)
7.500%, 04/01/31		600	849,444
Laboratory Corp. of America Holdings
3.600%, 09/01/27		1,000	1,077,305
Lam Research Corp.
4.000%, 03/15/29		800	902,581
Lear Corp.
3.800%, 09/15/27		500	521,692
Legg Mason, Inc.
4.750%, 03/15/26		900	1,015,572
Leggett & Platt, Inc.
4.400%, 03/15/29		500	558,742
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	1,100	1,373,342

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Loews Corp.
	3.750%, 04/01/26		600	$657,182
	Markel Corp.
	3.500%, 11/01/27		800	851,926
	Marriott International, Inc.
	4.650%, 12/01/28		500	576,494
	Mars, Inc.
Ω	3.600%, 04/01/34		1,200	1,369,463
	Mastercard, Inc.
	2.100%, 12/01/27	EUR	500	642,974
	McDonald's Corp.
	1.750%, 05/03/28	EUR	800	1,000,363
	McKesson Corp.
	3.125%, 02/17/29	GBP	1,200	1,678,329
	Merck & Co., Inc.
	1.875%, 10/15/26	EUR	600	747,464
	MetLife, Inc.
	6.500%, 12/15/32		500	726,005
	Microsoft Corp.
	2.400%, 08/08/26		500	518,540
	Molson Coors Brewing Co.
	1.250%, 07/15/24	EUR	800	917,841
	Morgan Stanley
	1.375%, 10/27/26	EUR	800	944,305
	Motorola Solutions, Inc.
	4.600%, 05/23/29		1,000	1,124,698
	Mylan NV
	2.250%, 11/22/24	EUR	800	956,613
	Nordstrom, Inc.
	6.950%, 03/15/28		500	614,678
	NVIDIA Corp.
	3.200%, 09/16/26		600	645,665
	Oracle Corp.
	3.400%, 07/08/24		2,000	2,129,660
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27		600	654,520
	PepsiCo, Inc.
	0.875%, 07/18/28	EUR	900	1,060,137
	Pfizer, Inc.
	3.450%, 03/15/29		600	661,706
	PPG Industries, Inc.
	1.400%, 03/13/27	EUR	800	944,456
	2.800%, 08/15/29		500	516,145
	Principal Financial Group, Inc.
	3.100%, 11/15/26		800	845,680
	3.700%, 05/15/29		1,000	1,111,153
	Procter & Gamble Co. (The)
	1.200%, 10/30/28	EUR	1,000	1,227,052
	Progressive Corp. (The)
	6.250%, 12/01/32		500	714,060
	Prudential Financial, Inc.
	3.878%, 03/27/28		600	671,022
	QUALCOMM, Inc.
	3.450%, 05/20/25		1,000	1,074,017
	Quest Diagnostics, Inc.
	4.200%, 06/30/29		1,000	1,128,736
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Roper Technologies, Inc.
4.200%, 09/15/28		1,000	$1,131,053
salesforce.com, Inc.
3.700%, 04/11/28		1,000	1,118,975
Sky, Ltd.
4.000%, 11/26/29	GBP	600	976,066
Starbucks Corp.
4.000%, 11/15/28		500	567,078
Stryker Corp.
3.650%, 03/07/28		1,000	1,101,697
Sysco Corp.
3.300%, 07/15/26		1,000	1,078,405
Tapestry, Inc.
4.250%, 04/01/25		1,000	1,075,237
TD Ameritrade Holding Corp.
2.750%, 10/01/29		1,500	1,554,326
Thermo Fisher Scientific, Inc.
1.375%, 09/12/28	EUR	900	1,082,069
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	1,000	785,764
United Parcel Service, Inc.
1.000%, 11/15/28	EUR	800	945,478
UnitedHealth Group, Inc.
3.875%, 12/15/28		1,000	1,128,342
US Bancorp
0.850%, 06/07/24	EUR	500	574,438
Verizon Communications, Inc.
2.625%, 12/01/31	EUR	800	1,087,710
VF Corp.
0.625%, 09/20/23	EUR	700	792,529
ViacomCBS, Inc.
4.000%, 01/15/26		600	653,258
VMware, Inc.
3.900%, 08/21/27		1,100	1,171,171
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	977,775
Walmart, Inc.
5.750%, 12/19/30	GBP	1,000	1,938,974
Wells Fargo & Co.
1.000%, 02/02/27	EUR	900	1,041,550
Whirlpool Corp.
4.750%, 02/26/29		500	573,813
Whirlpool Finance Luxembourg Sarl
1.100%, 11/09/27	EUR	650	755,052
TOTAL UNITED STATES			132,335,053
TOTAL BONDS			351,228,407
U.S. TREASURY OBLIGATIONS — (2.2%)
U.S. Treasury Notes
(r) 1.756%, 07/31/21		1,800	1,802,815
2.125%, 12/31/22		1,500	1,534,805

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

1.750%, 11/15/29	5,000	$5,108,984
TOTAL U.S. TREASURY OBLIGATIONS		8,446,604
TOTAL INVESTMENT SECURITIES (Cost $364,109,872)		386,201,949

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	173,751	$2,010,646
TOTAL INVESTMENTS — (100.0%)
(Cost $366,120,376)^^			$388,212,595

As of January 31, 2020, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	40,422,623	USD	52,905,533	State Street Bank and Trust	02/03/20	$472,534
USD	52,620,671	GBP	39,837,402	State Street Bank and Trust	02/03/20	15,388
USD	270,266	CAD	355,205	State Street Bank and Trust	02/10/20	1,869
USD	22,434,561	CAD	29,272,057	State Street Bank and Trust	02/10/20	316,235
USD	60,282	SEK	578,809	Goldman Sachs International	02/20/20	112
USD	4,428,280	SEK	41,988,094	State Street Bank and Trust	02/20/20	63,432
USD	2,253,200	EUR	2,021,291	State Street Bank and Trust	04/08/20	2,667
USD	2,407,386	DKK	16,090,218	State Street Bank and Trust	04/08/20	8,813
USD	3,232,571	EUR	2,890,743	State Street Bank and Trust	04/08/20	13,979
USD	121,220,089	EUR	108,476,061	State Street Bank and Trust	04/08/20	441,369
USD	4,321,029	AUD	6,388,870	Citibank, N.A.	04/27/20	37,547
USD	12,237,072	AUD	18,083,505	Citibank, N.A.	04/27/20	112,805
Total Appreciation						$1,486,750
USD	762,080	GBP	585,221	State Street Bank and Trust	02/03/20	$(10,704)
USD	53,436,603	GBP	40,771,257	State Street Bank and Trust	03/27/20	(476,660)
USD	24,090	DKK	162,649	Citibank, N.A.	04/08/20	(157)
USD	854,704	JPY	93,560,207	State Street Bank and Trust	04/08/20	(11,762)
USD	2,679,979	EUR	2,422,093	State Street Bank and Trust	04/08/20	(16,812)
USD	20,077,297	JPY	2,184,868,634	State Street Bank and Trust	04/08/20	(156,898)
Total (Depreciation)						$(672,993)
Total Appreciation (Depreciation)						$813,757
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$18,889,777	—	$18,889,777
Austria	—	3,400,077	—	3,400,077
Belgium	—	7,713,801	—	7,713,801
Canada	—	37,865,894	—	37,865,894
Denmark	—	5,532,957	—	5,532,957
Finland	—	6,720,049	—	6,720,049
France	—	24,188,630	—	24,188,630

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$21,969,758	—	$21,969,758
Ireland	—	1,329,517	—	1,329,517
Italy	—	936,961	—	936,961
Japan	—	10,905,022	—	10,905,022
Netherlands	—	16,784,247	—	16,784,247
Norway	—	1,985,162	—	1,985,162
Singapore	—	326,796	—	326,796
Spain	—	2,470,654	—	2,470,654
Supranational Organization Obligations	—	29,724,259	—	29,724,259
Sweden	—	5,509,767	—	5,509,767
Switzerland	—	1,904,724	—	1,904,724
United Kingdom	—	20,735,302	—	20,735,302
United States	—	132,335,053	—	132,335,053
Agency Obligations	—	26,526,938	—	26,526,938
U.S. Treasury Obligations	—	8,446,604	—	8,446,604
Securities Lending Collateral	—	2,010,646	—	2,010,646
Forward Currency Contracts**	—	813,757	—	813,757
TOTAL	—	$389,026,352	—	$389,026,352
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Blue Mountain Community College District
4.000%, 06/15/23	160	$176,371
City of Beaverton Water Revenue (RB)
5.000%, 04/01/22	525	571,510
City of Bend Water Revenue (RB)
5.000%, 12/01/21	255	274,168
5.000%, 12/01/26	200	248,988
City of Bend Water Revenue
5.000%, 12/01/23	400	461,584
City of Cottage Grove
5.000%, 09/01/26	500	622,165
4.000%, 06/01/29	100	122,405
City of Eugene Electric Utility System Revenue (RB) Series A
4.000%, 08/01/22	150	161,585
5.000%, 08/01/24	125	147,530
City of Eugene Water Utility System Revenue
4.000%, 08/01/20	100	101,547
City of Lake Oswego (GO)
5.000%, 12/01/26	250	316,478
5.000%, 06/01/28	450	588,262
City of Newberg
4.000%, 12/01/25	100	116,563
City of Portland (GO)
5.000%, 06/15/20	1,015	1,030,296
5.000%, 06/15/23	100	113,752
City of Portland (GO) Series B
5.000%, 06/15/26	100	125,266
City of Portland Sewer System Revenue Series
5.000%, 05/01/24	260	304,892
City of Portland Sewer System Revenue Series A
5.000%, 06/15/23	140	159,202
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	830	910,643
5.000%, 10/01/23	225	258,512
5.000%, 06/15/27	700	870,681
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	146,166
City of Portland Water System Revenue Series A
5.000%, 04/01/25	100	120,845
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Redmond Series B-
5.000%, 06/01/30	80	$103,522
City of Salem (GO)
5.000%, 06/01/23	145	164,713
5.000%, 06/01/25	375	455,797
5.000%, 06/01/26	150	187,293
City of Salem Water & Sewer Revenue
5.000%, 06/01/25	600	727,884
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	140	157,388
4.000%, 04/01/26	250	294,238
4.000%, 04/01/27	265	316,484
Clackamas Community College District Series
4.000%, 06/15/25	110	127,485
Clackamas County School District No 7J Lake Oswego
5.250%, 06/01/25	215	263,362
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	115,478
5.000%, 12/01/26	230	290,295
Clatsop County School District No. 30 Warrenton-Hammond Series
5.000%, 06/15/29	500	664,225
Columbia Gorge Community College District
4.000%, 04/01/26	75	87,831
County of Clackamas
5.000%, 06/01/21	750	791,017
Deschutes County Administrative School District No. 1 Bend-La Pine
5.000%, 06/15/20	440	446,613
Linn & Benton Counties School District No 8J Greater Albany
5.000%, 06/15/26	380	475,745
Metro (GO)
5.000%, 06/01/20	750	760,095
Metro (GO) Series
5.000%, 06/01/24	270	295,612
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/23	600	691,122

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow Series
5.000%, 06/15/27	500	$638,730
Multnomah County (GO)
5.000%, 06/01/24	650	764,400
5.000%, 06/01/29	250	318,728
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	350	370,097
Oregon State (GO) Series
5.000%, 11/01/26	340	429,015
Oregon State (GO) Series A
5.000%, 05/01/29	100	133,052
Oregon State (GO) (ETM) Series L
5.000%, 05/01/21	140	147,105
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/20	350	361,382
5.000%, 11/15/23	125	144,480
Oregon State Lottery Series A
¤ 5.250%, 04/01/27	1,000	1,049,640
Portland Community College District
5.000%, 06/15/23	500	568,580
Portland Community College District (GO)
5.000%, 06/15/23	100	113,716
5.000%, 06/15/25	100	121,462
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	820,658
State of Oregon (GO)
5.000%, 06/01/28	150	195,948
State of Oregon (GO) Series A
5.000%, 05/01/24	400	468,700
State of Oregon (GO) Series H
5.000%, 06/01/25	145	176,074
State of Oregon Series
5.000%, 11/01/20	100	103,068
	Face Amount	Value†
	(000)
OREGON — (Continued)
State of Oregon Series D
¤ 5.000%, 08/01/39	1,765	$1,801,447
State of Oregon Series F
5.000%, 05/01/24	400	468,700
State of Oregon Series H
5.000%, 08/01/23	105	119,940
State of Oregon Department of Transportation Series A
5.000%, 11/15/25	520	639,506
Tri-County Metropolitan Transportation District of Oregon (RB) Series
5.000%, 09/01/22	725	801,647
5.000%, 09/01/23	325	372,450
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	750	829,305
Tri-County Metropolitan Transportation District of Oregon Series
5.000%, 09/01/24	435	515,897
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
5.000%, 06/15/28	140	178,452
Washington Clackamas & Yamhill Counties School District No. 88J
5.000%, 06/15/25	345	418,237
Washington County (GO)
5.000%, 03/01/25	510	614,387
5.000%, 03/01/26	200	248,102
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	356,292
Washington County Clean Water Services
5.000%, 10/01/24	225	267,478
TOTAL MUNICIPAL BONDS Cost ($29,628,025)		29,922,285
TOTAL INVESTMENTS — (100.0%)
(Cost $29,628,025)^^		$29,922,285

DFA Oregon Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$29,922,285	—	$29,922,285
TOTAL	—	$29,922,285	—	$29,922,285

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2020, the Fund consisted of one hundred and five operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio,

International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio and DFA Oregon Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2020, the DFA Commodity Strategy Portfolio held $283,235,776 in the Subsidiary, representing 20.48% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$405,881
U.S. Large Cap Value Portfolio	18,954,751
U.S. Targeted Value Portfolio	9,965,212
U.S. Small Cap Value Portfolio	12,084,514
U.S. Core Equity 1 Portfolio	17,701,809
U.S. Core Equity 2 Portfolio	18,606,894
U.S. Vector Equity Portfolio	3,133,898
U.S. Small Cap Portfolio	14,287,958
U.S. Micro Cap Portfolio	4,926,037
DFA Real Estate Securities Portfolio	7,158,931
Large Cap International Portfolio	4,517,536
International Core Equity Portfolio	28,669,076
International Small Company Portfolio	11,914,168
Global Small Company Portfolio	41,430
Japanese Small Company Portfolio	499,335
Asia Pacific Small Company Portfolio	339,996
United Kingdom Small Company Portfolio	23,352
Continental Small Company Portfolio	621,018
DFA International Real Estate Securities Portfolio	6,421,669
DFA Global Real Estate Securities Portfolio	7,885,149
DFA International Small Cap Value Portfolio	13,279,234
International Vector Equity Portfolio	2,495,149
World ex U.S. Value Portfolio	280,688
World ex U.S. Targeted Value Portfolio	562,152
World ex U.S. Core Equity Portfolio	3,649,418
Selectively Hedged Global Equity Portfolio	293,856
Emerging Markets Portfolio	4,062,162
Emerging Markets Small Cap Portfolio	6,350,220

Federal Tax Cost
Emerging Markets Value Portfolio	$16,156,510
Emerging Markets Core Equity Portfolio	25,589,831
U.S. Large Cap Equity Portfolio	1,090,378
DFA Commodity Strategy Portfolio	2,300,574
DFA One-Year Fixed Income Portfolio	7,620,783
DFA Two-Year Global Fixed Income Portfolio	5,769,937
DFA Selectively Hedged Global Fixed Income Portfolio	1,293,512
DFA Short-Term Government Portfolio	2,180,002
DFA Five-Year Global Fixed Income Portfolio	15,222,770
DFA World ex U.S. Government Fixed Income Portfolio	1,486,077
DFA Intermediate Government Fixed Income Portfolio	5,406,989
DFA Short-Term Extended Quality Portfolio	6,702,569
DFA Intermediate-Term Extended Quality Portfolio	2,010,743
DFA Targeted Credit Portfolio	805,518
DFA Investment Grade Portfolio	10,645,807
DFA Inflation-Protected Securities Portfolio	4,696,198
DFA Short-Term Municipal Bond Portfolio	2,579,715
DFA Intermediate-Term Municipal Bond Portfolio	2,046,961
DFA California Short-Term Municipal Bond Portfolio	1,215,954
DFA California Intermediate-Term Municipal Bond Portfolio	528,510
DFA NY Municipal Bond Portfolio	119,568
Dimensional Retirement Income Fund	18,475
Dimensional 2045 Target Date Retirement Income Fund	62,620
Dimensional 2050 Target Date Retirement Income Fund	45,905
Dimensional 2055 Target Date Retirement Income Fund	27,820
Dimensional 2060 Target Date Retirement Income Fund	20,690
Dimensional 2065 Target Date Retirement Income Fund	43
Dimensional 2005 Target Date Retirement Income Fund	5,963
Dimensional 2010 Target Date Retirement Income Fund	15,270
Dimensional 2015 Target Date Retirement Income Fund	41,805
Dimensional 2020 Target Date Retirement Income Fund	99,178
Dimensional 2025 Target Date Retirement Income Fund	139,209
Dimensional 2030 Target Date Retirement Income Fund	126,554
Dimensional 2035 Target Date Retirement Income Fund	98,983
Dimensional 2040 Target Date Retirement Income Fund	81,307
DFA Short-Duration Real Return Portfolio	1,485,177
DFA Municipal Real Return Portfolio	873,499
DFA Municipal Bond Portfolio	514,843
World Core Equity Portfolio	776,832
DFA LTIP Portfolio	195,074
U.S. Social Core Equity 2 Portfolio	920,921
U.S. Sustainability Core 1 Portfolio	1,720,156
International Sustainability Core 1 Portfolio	1,412,482
International Social Core Equity Portfolio	1,191,553
Global Social Core Equity Portfolio	62,902
Emerging Markets Social Core Equity Portfolio	1,276,533
Tax-Managed U.S. Marketwide Value Portfolio	2,895,584
Tax-Managed U.S. Equity Portfolio	1,945,209

Federal Tax Cost
Tax-Managed U.S. Targeted Value Portfolio	$3,303,677
Tax-Managed U.S. Small Cap Portfolio	1,999,689
T.A. U.S. Core Equity 2 Portfolio	6,082,189
Tax-Managed DFA International Value Portfolio	3,603,076
T.A. World ex U.S. Core Equity Portfolio	3,476,699
VA U.S. Targeted Value Portfolio	353,011
VA U.S. Large Value Portfolio	463,175
VA International Value Portfolio	360,383
VA International Small Portfolio	262,878
VA Short-Term Fixed Portfolio	326,365
VA Global Bond Portfolio	420,705
VIT Inflation-Protected Securities Portfolio	121,591
DFA VA Global Moderate Allocation Portfolio	119,530
U.S. Large Cap Growth Portfolio	1,871,213
U.S. Small Cap Growth Portfolio	685,469
International Large Cap Growth Portfolio	449,698
International Small Cap Growth Portfolio	201,617
DFA Social Fixed Income Portfolio	330,445
DFA Diversified Fixed Income Portfolio	1,132,332
U.S. High Relative Profitability Portfolio	1,663,043
International High Relative Profitability Portfolio	704,445
VA Equity Allocation Portfolio	71,486
DFA MN Municipal Bond Portfolio	76,413
DFA California Municipal Real Return Portfolio	147,088
DFA Global Core Plus Fixed Income Portfolio	1,787,603
Emerging Markets Sustainability Core 1 Portfolio	326,121
Emerging Markets Targeted Value Portfolio	122,963
DFA Global Sustainability Fixed Income Portfolio	366,120
DFA Oregon Municipal Bond Portfolio	29,628
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims were preempted by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. The Second Circuit’s review is pending.
On January 6, 2017, the Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.